UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31, 2021

Date of reporting period: January 1, 2021 through December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR
§
270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.
Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 40
Statements of Investments 42
Statements of Assets and Liabilities 60
Statements of Operations 68
Statements of Changes in Net Assets 72
Statements of Cash Flows 78
Financial Highlights 82
Notes to Financial Statements 91
Report of Independent Registered Public Accounting Firm 120
Supplemental Information 121
Management Information 125
Market Index Definitions 128

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT Investor Destinations Aggressive Fund - December 31, 2021 - Fund Commentary - 3
For the annual reporting period ended December 31, 2021, the
NVIT Investor Destinations Aggressive Fund Class II returned
15.50%* versus 17.31% for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison,
the return for the Fund’s Morningstar
®
peer category,
Allocation--85%+ Equity (consisting of 36 funds as of December
31, 2021), was 18.82% for the same period. Performance for
the Fund’s other share class versus the Fund’s benchmark is
stated in the Average Annual Total Return chart in this report’s
Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery, driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Bond Index Fund, iShares 7-10 Year Treasury Bond
ETF, and the NVIT Emerging Markets Fund, which registered
-1.93%, -3.27%, and -7.15% respectively during the reporting period. These funds were challenged by rising interest rates as the market anticipated tightening by the Federal Reserve
to combat high inflation. The Fund still holds these securities.
Most of the Fund’s thirteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and Nationwide Mid-Cap Index Fund returned 25.64%,
10.98% and 24.43%, respectively, and were the largest
contributors to the Fund’s returns for the period. Positive returns within these equity funds were driven by global recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the third quarter of 2021, the Fund added the iShares
Core S&P
®
Small-Cap ETF (NYSEARCA: IJR). This was part
of a repositioning plan that reduced emerging markets equity exposure in favor of domestic small-cap stocks. The catalyst was the outsized impact of the pandemic in emerging markets
securities.
During the fourth quarter of 2021, the Fund added the
Nationwide Multi-Cap Portfolio while reducing exposure to
the NVIT S&P 500
®
Index Fund and the NVIT Midcap Market
Index Fund. This change provides opportunity to add an active management component to the Fund while maintaining a
comparable cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors , the Fund’s investment adviser,
makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC
provides asset allocation consulting services to Nationwide
Fund Advisors. In addition, Nationwide Asset Management
serves as the subadviser to certain other Nationwide Funds.

4 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Aggressive Fund
Nationwide Asset Management is a registered investment
adviser and wholly owned subsidiary of Nationwide Mutual
Insurance Company, and therefore is affiliated with Nationwide
Fund Advisors.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book
Asset Allocation
1
Equity Funds 91.7%
Fixed Income Funds 7.5%
Repurchase Agreements 1.3%
Investment Contract 0.9%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 45.6%
NVIT International Index Fund, Class Y 22.6%
NVIT Mid Cap Index Fund, Class Y 10.0%
NVIT Emerging Markets Fund, Class Y 5.8%
Nationwide Core Plus Bond Fund, Class R6 3.4%
NVIT Bond Index Fund, Class Y 3.2%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.0%
Nationwide Risk-Based International Equity ETF 1.1%
iShares Core MSCI Emerging Markets ETF 0.9%
Nationwide Contract 0.9%
Other Holdings
#
3.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Investor Destinations Aggressive Fund - December 31, 2021 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 15.50% 11.72% 11.31% 12/12/2001
Class P 15.74% 11.90% 10.75% 4/30/2012
Morningstar
®
Aggressive
Target Risk Index 17.31% 13.38% 11.93%
Expense Ratios
Expense
Ratio
^
Class II 0.88%
Class P 0.73%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2021 - Fund Commentary - 7
For the annual period ended December 31, 2021, the NVIT
Investor Destinations Moderately Aggressive Fund Class
II returned 13.63% versus 14.05% for its benchmark, the
Morningstar
®
Moderately Aggressive Target Risk Index.
For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Allocation--70%
to 85% Equity (consisting of 320 Funds as of December 31,
2021), was 15.95% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Bond Index Fund, iShares 7-10 Year Treasury Bond
ETF, and the NVIT Emerging Markets Fund, which registered
-1.93%, -3.27%, and -7.15%, respectively, during the reporting period. These Funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s thirteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid-Cap Index Fund
returned 25.64%, 10.98%, and 24.43%, respectively, and were
the largest contributors to Fund performance for the reporting period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the third quarter of 2021, the Fund added the iShares
Core S&P Small-Cap ETF (NYSEARCA: IJR). This was part of
a repositioning that reduced emerging markets equity exposure in favor of domestic small cap stock exposure. The catalyst
was COVID-19’s outsized impact in emerging markets.
During the fourth quarter of 2021, the Fund added the
Nationwide Multi-Cap Portfolio while reducing exposure to the
NVIT S&P 500
®
Index Fund and NVIT Midcap Market Index
Fund. This was an opportunity to add an active management
component to the Fund while maintaining a similar cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.

8 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Moderately Aggressive Fund
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 82.9%
Fixed Income Funds 15.5%
Investment Contract 1.7%
Repurchase Agreements 0.5%
Liabilities in excess of other assets (0.6)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 44.8%
NVIT International Index Fund, Class Y 19.0%
NVIT Bond Index Fund, Class Y 9.9%
NVIT Mid Cap Index Fund, Class Y 6.7%
NVIT Emerging Markets Fund, Class Y 4.7%
Nationwide Core Plus Bond Fund, Class R6 4.3%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.5%
Nationwide Contract 1.7%
iShares Core S&P Small-Cap ETF 1.3%
Nationwide Risk-Based International Equity ETF 1.3%
Other Holdings
#
2.8%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2021 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 13.63% 10.86% 10.17% 12/12/2001
Class P 13.84% 11.03% 9.74% 4/30/2012
Morningstar
®
Moderately
Aggressive Target Risk
Index 14.05% 12.03% 10.59%
Expense Ratios
Expense
Ratio
^
Class II 0.86%
Class P 0.71%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Moderately Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Aggressive Fund
versus performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderate Fund - December 31, 2021 - Fund Commentary - 11
For the annual period ended December 31, 2021, the NVIT
Investor Destinations Moderate Fund Class II returned 10.31%
versus 10.20% for its benchmark, the Morningstar
®
Moderate
Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, U.S. Insurance
Allocation--50% to 70% Equity (consisting of 710 Funds as
of December 31, 2021), was 13.09% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery, driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Bond Index Fund, iShares 7-10 Year Treasury Bond
ETF, and the NVIT Emerging Markets Fund, which registered
-1.93%, -3.27%, and -7.15%, respectively, during the reporting period. These Funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s fourteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International
Index Fund, and the Nationwide Mid-Cap Index Fund returned
25.64%, 10.98%, and 24.43%, respectively, and were the
largest contributors to Fund performance for the reporting
period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the third quarter of 2021, the Fund added the iShares
Core S&P Small-Cap ETF (NYSEARCA: IJR). This was part of
a repositioning that reduced emerging markets equity exposure in favor of domestic small cap stock exposure. The catalyst
was COVID-19’s outsized impact in emerging markets.
During the fourth quarter of 2021, the Fund added the
Nationwide Multi-Cap Portfolio while reducing exposure to the
NVIT S&P 500
®
Index Fund and NVIT Midcap Market Index
Fund. This was an opportunity to add an active management
component to the Fund while maintaining a similar cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors , the Fund’s investment adviser,
makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC
provides asset allocation consulting services to Nationwide
Fund Advisors. In addition, Nationwide Asset Management
serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment
adviser and wholly owned subsidiary of Nationwide Mutual

12 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Moderate Fund
Insurance Company, and therefore is affiliated with Nationwide
Fund Advisors.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 64.5%
Fixed Income Funds 28.9%
Investment Contract 6.7%
Repurchase Agreements 3.0%
Liabilities in excess of other assets (3.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 37.1%
NVIT Bond Index Fund, Class Y 16.9%
NVIT International Index Fund, Class Y 16.4%
Nationwide Contract 6.5%
Nationwide Core Plus Bond Fund, Class R6 6.1%
NVIT Emerging Markets Fund, Class Y 3.8%
NVIT Mid Cap Index Fund, Class Y 2.3%
iShares 7-10 Year Treasury Bond ETF 1.8%
NVIT Short Term Bond Fund, Class Y 1.8%
iShares 20+ Year Treasury Bond ETF 1.1%
Other Holdings
#
6.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Investor Destinations Moderate Fund - December 31, 2021 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 10.31% 8.83% 8.28% 12/12/2001
Class P 10.44% 9.00% 7.98% 4/30/2012
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 8.75%
Expense Ratios
Expense
Ratio
^
Class II 0.83%
Class P 0.68%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderate Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2021 - Fund Commentary - 15
For the annual period ended December 31, 2021, the NVIT
Investor Destinations Moderately Conservative Fund Class
II returned 6.71% versus 6.37% for its benchmark, the
Morningstar
®
Moderately Conservative Target Risk Index.
For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Allocation--30%
to 50% Equity (consisting of 503 Funds as of December 31,
2021), was 8.74% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Bond Index Fund, iShares 7-10 Year Treasury Bond
ETF, and the NVIT Emerging Markets Fund, which registered
-1.93%, -3.27%, and -7.15%, respectively, during the reporting period. These Funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s sixteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid-Cap Index Fund
returned 25.64%, 10.98%, and 24.43%, respectively, and were
the largest contributors to Fund performance for the reporting period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the third quarter of 2021, the Fund added the iShares
Core S&P Small-Cap ETF (NYSEARCA: IJR). This was part of
a repositioning that reduced emerging markets equity exposure in favor of domestic small cap stock exposure. The catalyst
was COVID-19’s outsized impact in emerging markets.
During the fourth quarter of 2021, the Fund added the
Nationwide Multi-Cap Portfolio while reducing exposure to the
NVIT S&P 500
®
Index Fund and NVIT Midcap Market Index
Fund. This was an opportunity to add an active management
component to the Fund while maintaining a similar cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.

16 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Moderately Conservative Fund
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 44.4%
Fixed Income Funds 44.0%
Investment Contract 11.7%
Repurchase Agreements 2.3%
Liabilities in excess of other assets (2.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 23.9%
NVIT Bond Index Fund, Class Y 22.8%
Nationwide Contract 11.4%
NVIT International Index Fund, Class Y 11.0%
Nationwide Core Plus Bond Fund, Class R6 8.2%
NVIT Short Term Bond Fund, Class Y 5.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.9%
iShares 7-10 Year Treasury Bond ETF 2.5%
NVIT Mid Cap Index Fund, Class Y 2.0%
iShares Core MSCI Emerging Markets ETF 1.8%
Other Holdings
#
8.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2021 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 6.71% 6.68% 6.21% 12/12/2001
Class P 6.87% 6.84% 6.04% 4/30/2012
Morningstar
®
Moderately
Conservative Target Risk
Index 6.37% 8.11% 6.85%
Expense Ratios
Expense
Ratio
^
Class II 0.82%
Class P 0.67%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Moderately Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Conservative Fund
versus performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/21.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Conservative Fund - December 31, 2021 - Fund Commentary - 19
For the annual period ended December 31, 2021, the NVIT
Investor Destinations Conservative Fund Class II returned
2.75% versus 2.26% for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the
return for the Fund's closest Morningstar
®
peer category, U.S.
Insurance Allocation--15% to 30% Equity (consisting of 193
Funds as of December 31, 2021), was 3.61% for the same
period. Performance for the Fund's other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Bond Index Fund, iShares 7-10 Year Treasury Bond
ETF, and the NVIT Emerging Markets Fund, which registered
-1.93%, -3.27%, and -7.15%, respectively, during the reporting period. These Funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s sixteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and Nationwide Fixed Contract returned 25.64%, 10.98%, and 2.15%, respectively, and were the largest contributors to
Fund performance for the reporting period. Positive returns in these equity funds were driven by global economic recovery
and an investor shift to riskier asset classes. In addition, the
Nationwide Contract provided a consistent positive return in the face of a challenging time for most other fixed income funds.
The Fund still holds these investments.
During the third quarter of 2021, the Fund added the iShares
Core S&P Small-Cap ETF (NYSEARCA: IJR). This was part of
a repositioning that reduced emerging markets equity exposure in favor of domestic small cap stock exposure. The catalyst
was COVID-19’s outsized impact in emerging markets.
During the fourth quarter of 2021, the Fund added the
Nationwide Multi-Cap Portfolio while reducing exposure to the
NVIT S&P 500
®
Index Fund and NVIT Midcap Market Index
Fund. This was an opportunity to add an active management
component to the Fund, while maintaining a similar cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors , the Fund’s investment adviser,
makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC
provides asset allocation consulting services to Nationwide
Fund Advisors. In addition, Nationwide Asset Management
serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment
adviser and wholly owned subsidiary of Nationwide Mutual

20 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Conservative Fund
Insurance Company, and therefore is affiliated with Nationwide
Fund Advisors.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 59.9%
Equity Funds 22.2%
Investment Contract 17.9%
Repurchase Agreements 6.1%
Liabilities in excess of other assets
§
(6.1)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 27.5%
Nationwide Contract 16.9%
Nationwide Multi-Cap Portfolio, Class R6 10.9%
Nationwide Core Plus Bond Fund, Class R6 10.1%
NVIT Short Term Bond Fund, Class Y 8.3%
NVIT International Index Fund, Class Y 5.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.8%
iShares 7-10 Year Treasury Bond ETF 4.0%
iShares 20+ Year Treasury Bond ETF 1.9%
NVIT Emerging Markets Fund, Class Y 1.4%
Other Holdings
#
8.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Investor Destinations Conservative Fund - December 31, 2021 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 2.75% 4.50% 4.09% 12/12/2001
Class P 2.85% 4.67% 4.07% 4/30/2012
Morningstar
®
Conservative
Target Risk Index 2.26% 5.70% 4.57%
Expense Ratios
Expense
Ratio
^
Class II 0.82%
Class P 0.67%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Conservative Fund versus performance of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Balanced Fund - December 31, 2021 - Fund Commentary - 23
For the annual period ended December 31, 2021, the NVIT
Investor Destinations Balanced Fund Class II returned 8.24%
versus 10.20% for its benchmark, the Morningstar
®
Moderate
Target Risk Index. For broader comparison, the return for the
Fund’s Morningstar
®
peer category, Allocation—30% to 50%
Equity (consisting of 503 funds as of December 31, 2021),
was 8.50% for the same period. Performance for the Fund’s
other share class versus the Fund’s benchmark is stated in
the Average Annual Total Return chart in this report’s Fund
Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery, driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year-end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Bond Index Fund, iShares 7-10 Year Treasury Bond
ETF and the NVIT Emerging Markets Fund, which registered
-1.93%, -3.27%, and -7.15%, respectively, during the reporting period. These funds were all challenged by rising interest rates, as the market anticipated tightening by the Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s fourteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International
Index Fund and the Nationwide Mid-Cap Index Fund returned
25.64%, 10.98%, and 24.43%, respectively, and were the
largest contributors to Fund performance for the reporting
period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the third quarter of 2021, the Fund added the iShares
Core S&P Small-Cap ETF (NYSEARCA: IJR) to the holdings.
This was part of a repositioning that trimmed emerging markets equity exposure in favor of domestic small cap stocks. The
catalyst was the outsized impact of the COVID-19 in emerging markets.
During the fourth quarter of 2021, the Fund increased exposure to the Nationwide Multi-Cap Portfolio while reducing exposure to the NVIT S&P 500
®
Index Fund and NVIT Midcap Market Index
Fund. This was an opportunity to add an active management
component to the portfolio while maintain a similar cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors , the Fund’s investment adviser,
makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC
provides asset allocation consulting services to Nationwide
Fund Advisors. In addition, Nationwide Asset Management
serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment
adviser and wholly owned subsidiary of Nationwide Mutual

24 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Balanced Fund
Insurance Company, and therefore is affiliated with Nationwide
Fund Advisors.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 50.1%
Fixed Income Funds 39.5%
Investment Contract 10.5%
Repurchase Agreements 3.1%
Liabilities in excess of other assets (3.2)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 27.0%
NVIT Bond Index Fund, Class Y 22.9%
NVIT International Index Fund, Class Y 13.9%
Nationwide Contract 10.2%
Nationwide Core Plus Bond Fund, Class R6 7.8%
NVIT Short Term Bond Fund, Class Y 3.9%
NVIT Emerging Markets Fund, Class Y 3.3%
iShares 7-10 Year Treasury Bond ETF 2.8%
NVIT Mid Cap Index Fund, Class Y 1.7%
iShares Core S&P Small-Cap ETF 1.0%
Other Holdings
#
5.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Investor Destinations Balanced Fund - December 31, 2021 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 8.24% 7.63% 7.12% 3/24/2009
Class P 8.45% 7.80% 6.89% 4/30/2012
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 8.75%
Expense Ratios
Expense
Ratio
^
Class II 0.83%
Class P 0.68%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Balanced Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Balanced Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2021 - Fund Commentary - 27
For the annual period ended December 31, 2021, the NVIT
Investor Destinations Capital Appreciation Fund Class II returned
12.16% versus 10.20% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the
return for the Fund's closest Morningstar
®
peer category, U.S.
Insurance Allocation--50% to 70% Equity (consisting of 710
funds as of December 31, 2021), was 13.09% for the same
period. Performance for the Fund's other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year-end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the NVIT Emerging Markets Fund, which registered
-1.93%, -4.76%, and -7.15%, respectively during the reporting period. These Funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s thirteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International
Index Fund, and the Nationwide Mid-Cap Index Fund returned
25.64%, 10.98%, and 24.43%, respectively, and were the
largest contributors to Fund performance for the reporting
period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the third quarter of 2021, the Fund added the iShares
Core S&P Small-Cap ETF (NYSEARCA: IJR) to the holdings.
This was part of a repositioning that reduced emerging markets equity exposure in favor of domestic small cap stock exposure.
The catalyst was COVID-19’s outsized impact in emerging
markets.
During the fourth quarter of 2021, the Fund added the
Nationwide Multi-Cap Portfolio while reducing exposure to the
NVIT S&P 500
®
Index Fund and NVIT Midcap Market Index
Fund. This was an opportunity to add an active management
component to the Fund, while maintaining a similar cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.

28 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Capital Appreciation Fund
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 70.1%
Fixed Income Funds 26.5%
Repurchase Agreements 4.3%
Investment Contract 3.5%
Liabilities in excess of other assets (4.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 37.9%
NVIT International Index Fund, Class Y 17.1%
NVIT Bond Index Fund, Class Y 15.3%
Nationwide Core Plus Bond Fund, Class R6 4.8%
NVIT Emerging Markets Fund, Class Y 4.2%
Nationwide Contract 3.4%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.4%
NVIT Mid Cap Index Fund, Class Y 2.6%
NVIT Short Term Bond Fund, Class Y 2.0%
iShares 20+ Year Treasury Bond ETF 1.9%
Other Holdings
#
7.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2021 - Fund Commentary - 29
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 12.16% 10.03% 9.32% 3/24/2009
Class P 12.38% 10.20% 8.97% 4/30/2012
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 8.75%
Expense Ratios
Expense
Ratio
^
Class II 0.84%
Class P 0.69%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

30 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Capital Appreciation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Capital Appreciation Fund
versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2021 - Fund Commentary - 31
For the annual reporting period ended December 31, 2021, the
NVIT Investor Destinations Managed Growth & Income Fund
Class II returned 7.57% versus 10.20% for its benchmark,
the Morningstar
®
Moderate Target Risk Index. For broader
comparison, the return for the Fund's closest Morningstar
®
peer category, U.S. Insurance Allocation--30% to 50% Equity
(consisting of 503 Funds as of December 31, 2021), was 8.74%
for the same period. Performance for the Fund's other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report's Fund Performance section
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
Within the core sleeve, the largest detractors to Fund
performance were the underlying NVIT Bond Index Fund,
iShares 7-10 Year Treasury Bond ETF, and the NVIT Emerging
Markets Fund, which registered -1.93%, -3.27%, and -7.15%,
respectively, during the reporting period. These Funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve to combat high inflation. The
Fund still holds these securities.
Most of the Fund’s core fourteen underlying investments
held during the reporting period posted positive returns.
The underlying Nationwide Multi-Cap Portfolio, Nationwide
International Index Fund, and the Nationwide Mid-Cap Index
Fund returned 25.64%, 10.98%, and 24.43%, respectively,
and were the largest contributors to Fund during the reporting period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
Within the overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. More specifically, the Fund buys and/or sells index futures contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index, and MSCI
EAFE
®
Index, as dictated by an algorithm that determines –
based on numerous variables – whether the Fund’s equity
exposure should be increased or decreased based on the
volatility associated with the prevailing market conditions.
Equity volatility, as measured by a proprietary algorithm,
varied over the course of 2021. Broad market volatility of
the S&P 500 ranged between approximately 9% and 20%.
The reporting period began with a lower volatility range,
but it quickly spiked in late February and March, caused by
lingering concerns surrounding COVID-19 and the emergence
of the Delta variant, reaching its highest volatility of the year.
This provided an opportunity for the algorithm to contribute to
Fund performance by reducing equity exposure. Later, market
volatility gradually trended lower towards the middle of the year but was followed by another spike in volatility in December, caused by political turmoil and the increased threat of new
lockdowns. These rapid “V-shaped” market movements are
the types of market environments where the managed funds
tend to underperform their unmanaged equivalent. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
During the third quarter of 2021, the Fund added the iShares
Core S&P Small-Cap ETF (NYSEARCA: IJR). This was part of
a repositioning that reduced emerging markets equity exposure in favor of domestic small cap stock exposure. The catalyst
was COVID-19’s outsized impact in emerging markets.
During the fourth quarter of 2021, the Fund added the
Nationwide Multi-Cap Portfolio while reducing exposure to the
NVIT S&P 500
®
Index Fund and NVIT Midcap Market Index
Fund. This was an opportunity to add an active management
component to the Fund, while maintaining a similar cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
Each of the following manages a portion (“sleeve”) of the
Fund’s asset:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
The Fund is designed to provide traditional long-term asset
allocation, primarily by investing in underlying funds (Core
Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and
expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up);
international securities (currency fluctuations, political risks,

32 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Managed Growth & Income Fund
differences in accounting and limited availability of information);
and cash position risk (the Fund may miss investment
opportunities). Through its Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors , the Fund’s investment adviser,
makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC
provides asset allocation consulting services to Nationwide
Fund Advisors. In addition, Nationwide Asset Management
serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment
adviser and wholly owned subsidiary of Nationwide Mutual
Insurance Company, and therefore is affiliated with Nationwide
Fund Advisors.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2021 - Fund Commentary - 33
Asset Allocation
1
Equity Funds 47.6%
Fixed Income Funds 37.8%
Investment Contract 10.1%
Repurchase Agreements 3.4%
Futures Contracts (0.1)%
Other assets in excess of liabilities 1.2%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 26.9%
NVIT Bond Index Fund, Class Y 23.2%
NVIT International Index Fund, Class Y 13.7%
Nationwide Contract 10.2%
Nationwide Core Plus Bond Fund, Class R6 7.8%
NVIT Short Term Bond Fund, Class Y 3.9%
NVIT Emerging Markets Fund, Class Y 3.2%
iShares 7-10 Year Treasury Bond ETF 2.7%
NVIT Mid Cap Index Fund, Class Y 1.7%
iShares Core S&P Small-Cap ETF 1.0%
Other Holdings
#
5.7%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

34 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Managed Growth & Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 7.72% 6.72% 4.97% 4/30/2014
Class II 7.57% 6.46% 5.06% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 7.96%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.59% 0.54%
Class II 0.84% 0.79%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2021 - Fund Commentary - 35
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth & Income
Fund from inception through 12/31/21 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Managed Growth Fund
For the annual reporting period ended December 31, 2021,
the NVIT Investor Destinations Managed Growth Fund
Class II returned 12.01% versus 10.20% for its benchmark,
the Morningstar
®
Moderate Target Risk Index. For broader
comparison, the return for the Fund's closest Morningstar
®
peer category, U.S. Insurance Allocation--50% to 70% Equity
(consisting of 710 Funds as of December 31, 2021), was
13.09% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report's Fund Performance
section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery, driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
Within the core sleeve the largest detractors to Fund
performance were the underlying NVIT Bond Index Fund,
iShares 7-10 Year Treasury Bond ETF, and the NVIT Emerging
Markets Fund, which registered -1.93%, -3.27%, and -7.15%,
respectively, during the reporting period. These Funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve to combat high inflation. The
Fund still holds these securities.
Most of the Fund’s core fourteen underlying investments
held during the reporting period posted positive returns.
The underlying Nationwide Multi-Cap Portfolio, Nationwide
International Index Fund, and the underlying Nationwide
Mid-Cap Index Fund returned 25.64%, 10.98%, and 24.43%,
respectively, and were the largest contributors to Fund
performance for the period. Positive returns in these equity funds were driven by global economic recovery and an
investor shift to riskier asset classes. The Fund still holds these securities.
Within the overlay sleeve portion, the Fund uses derivatives to manage its total exposure to equity markets. More specifically, the Fund buys and/or sells index futures contracts on the S&P
500
®
(“S&P 500”) Index, S&P Midcap 400
®
Index, Russell
2000
®
Index, and MSCI EAFE
®
Index, as dictated by an
algorithm that determines – based on numerous variables –
whether the Fund’s equity exposure should be increased or
decreased based on volatility associated with the prevailing market conditions.
Equity volatility, as measured by a proprietary algorithm, varied over the course of 2021. Broad market volatility of the S&P 500 ranged between approximately 9% and 20%. The reporting
period began with a lower volatility range, but it quickly spiked in late February and March, caused by lingering concerns
surrounding COVID-19 and the emergence of the Delta variant, reaching its highest volatility of the year. This provided an opportunity for the algorithm to contribute to Fund performance by reducing equity exposure. Later, market volatility gradually trended lower towards the middle of the year, but was followed by another spike in volatility in December that was caused
by political turmoil the increased threat of new lockdowns.
These rapid “V-shaped” market movements are the types
of market environments where the managed funds tend to
underperform their unmanaged equivalent. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
During the third quarter of 2021, the Fund added the iShares
Core S&P Small-Cap ETF (NYSEARCA: IJR). This was part of
a repositioning that reduced emerging markets equity exposure in favor of domestic small cap stock exposure. The catalyst
was COVID-19’s outsized impact in emerging markets.
During the fourth quarter of 2021, the Fund added the
Nationwide Multi-Cap Portfolio while reducing exposure to the
NVIT S&P 500 Index Fund and NVIT Midcap Market Index
Fund. This was an opportunity to add an active management
component to the Fund, while maintaining a similar cost.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
The Fund is designed to provide traditional long-term asset
allocation, primarily by investing in underlying funds (Core
Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and
expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss

NVIT Investor Destinations Managed Growth Fund - December 31, 2021 - Fund Commentary - 37
investment opportunities). Through its Volatility Overlay, the
Fund may invest in more-aggressive investments such as
derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the
Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors , the Fund’s investment adviser,
makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC
provides asset allocation consulting services to Nationwide
Fund Advisors. In addition, Nationwide Asset Management
serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment
adviser and wholly owned subsidiary of Nationwide Mutual
Insurance Company, and therefore is affiliated with Nationwide
Fund Advisors.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 56.6%
Fixed Income Funds 31.3%
Investment Contract 6.7%
Repurchase Agreements 3.3%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 2.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 33.1%
NVIT Bond Index Fund, Class Y 19.4%
NVIT International Index Fund, Class Y 16.1%
Nationwide Core Plus Bond Fund, Class R6 6.8%
Nationwide Contract 6.8%
NVIT Emerging Markets Fund, Class Y 4.1%
iShares 7-10 Year Treasury Bond ETF 2.3%
NVIT Short Term Bond Fund, Class Y 1.9%
NVIT Mid Cap Index Fund, Class Y 1.8%
iShares 20+ Year Treasury Bond ETF 1.2%
Other Holdings
#
6.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

38 - Fund Commentary - December 31, 2021 - NVIT Investor Destinations Managed Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 12.34% 8.84% 6.33% 4/30/2014
Class II 12.01% 8.57% 6.30% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 7.96%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.60% 0.56%
Class II 0.85% 0.81%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Managed Growth Fund - December 31, 2021 - Fund Commentary - 39
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth Fund from inception through 12/31/21 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

40 - Shareholder Expense Example - December 31, 2021 - Investor Destinations Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
D uring Period ($)
7/1/21 - 12/31/21
(a)
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)(b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,039.50 3.03 0.59
Hypothetical
(c)(d)
1,000.00 1,022.23 3.01 0.59
Class P Shares
Actual
(c)
1,000.00 1,040.20 2.26 0.44
Hypothetical
(c)(d)
1,000.00 1,022.99 2.24 0.44
NVIT Investor Destinations Moderately Aggressive
Fund
Class II Shares
Actual
(c)
1,000.00 1,036.20 2.93 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,037.40 2.16 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 1,031.40 2.92 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,032.20 2.15 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42

Investor Destinations Funds - December 31, 2021 - Shareholder Expense Example - 41
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
(a)
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)(b)
NVIT Investor Destinations Moderately
Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,021.70 2.96 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 1,023.00 2.19 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,011.20 2.94 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 1,011.10 2.18 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 1,024.30 2.91 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,025.50 2.14 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Capital Appreciation
Fund
Class II Shares
Actual
(c)
1,000.00 1,034.60 2.92 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,036.30 2.16 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Managed Growth &
Income Fund
Class I Shares
Actual
(c)
1,000.00 1,021.90 1.53 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,021.10 2.80 0.55
Hypothetical
(c)(d)
1,000.00 1,022.43 2.80 0.55
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,029.10 1.59 0.31
Hypothetical
(c)(d)
1,000.00 1,023.64 1.58 0.31
Class II Shares
Actual
(c)
1,000.00 1,028.30 2.86 0.56
Hypothetical
(c)(d)
1,000.00 1,022.38 2.85 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

42 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Aggressive Fund
Investment Companies 92 .7%
Shares Value ($)
Equity Funds 86.1%
Nationwide Multi-Cap Portfolio,
Class R6(a) 13,530,077 184,550,255
NVIT Emerging Markets Fund,
Class Y(a) 1,720,375 23,655,155
NVIT International Index Fund,
Class Y(a) 8,143,206 91,366,767
NVIT Mid Cap Index Fund, Class
Y(a) 1,464,098 40,584,802
NVIT Small Cap Index Fund,
Class Y(a) 320,948 3,302,558
Total Equity Funds
(cost $328,233,738) 343,459,537
Fixed Income Funds 6.6%
Nationwide Core Plus Bond
Fund, Class R6(a) 1,303,408 13,607,580
NVIT Bond Index Fund, Class
Y(a) 1,191,821 12,764,405
Total Fixed Income Funds
(cost $26,054,324) 26,371,985
Total Investment Companies
(cost $354,288,062) 369,831,522
Exchange Traded Funds 6 .5%
Equity Funds 5.6%
iShares Core MSCI Emerging
Markets ETF 61,671 3,691,626
iShares Core S&P Small-Cap
ETF(b) 18,240 2,088,662
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 301,307 12,212,967
Nationwide Risk-Based
International Equity ETF(a) 161,210 4,437,531
Total Equity Funds
(cost $16,969,006) 22,430,786
Fixed Income Fund 0.9%
iShares 7-10 Year Treasury Bond
ETF(b) 30,174 3,470,010
Total Fixed Income Funds
(cost  $3,565,197) 3,470,010
Total Exchange Traded Funds
(cost $20,534,203) 25,900,796
Investment Contract 0 .9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 3,598,901 3,598,901
Total Investment Contract
(cost $3,598,901) 3,598,901
Repurchase Agreements 1 .3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,310,407,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $1,336,610.(d)(e) 1,310,402 1,310,402
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$2,000,020, collateralized by
U.S. Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$2,040,017.(d)(e) 2,000,000 2,000,000
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase price
$2,000,014, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071; total
market value $2,040,000.
(d)(e) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $5,310,402) 5,310,402
Total Investments
(cost $383,731,568) — 101.4% 404,641,621
Liabilities in excess of other assets — (1.4)% (5,531,883)
NET ASSETS — 100.0% $ 399,109,738

NVIT Investor Destinations Aggressive Fund - December 31, 2021 - Statement of Investments - 43
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $5,197,403, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,310,402.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$5,310,402.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 90 .0%
Shares Value ($)
Equity Funds 75.7%
Nationwide Multi-Cap Portfolio,
Class R6(a) 39,732,258 541,948,000
NVIT Emerging Markets Fund,
Class Y(a) 4,099,242 56,364,572
NVIT International Index Fund,
Class Y(a) 20,504,827 230,064,161
NVIT Mid Cap Index Fund, Class
Y(a) 2,938,321 81,450,255
NVIT Small Cap Index Fund,
Class Y(a) 191,002 1,965,410
Total Equity Funds
(cost $861,231,331) 911,792,398
Fixed Income Funds 14.3%
Nationwide Core Plus Bond
Fund, Class R6(a) 4,963,028 51,814,013
NVIT Bond Index Fund, Class
Y(a) 11,165,224 119,579,550
Total Fixed Income Funds
(cost $170,035,669) 171,393,563
Total Investment Companies
(cost $1,031,267,000) 1,083,185,961
Exchange Traded Funds 8 .4%
Equity Funds 7.2%
iShares Core MSCI Emerging
Markets ETF 218,654 13,088,628
iShares Core S&P Small-Cap
ETF(b) 135,040 15,463,431
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,057,356 42,858,128
Nationwide Risk-Based
International Equity ETF(a) 559,587 15,403,416
Total Equity Funds
(cost $67,375,349) 86,813,603
Fixed Income Fund 1.2%
iShares 7-10 Year Treasury Bond
ETF(b) 127,548 14,668,020
Total Fixed Income Funds
(cost  $15,070,937) 14,668,020
Total Exchange Traded Funds
(cost $82,446,286) 101,481,623
Investment Contract 1 .7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 20,098,523 20,098,523
Total Investment Contract
(cost $20,098,523) 20,098,523
Repurchase Agreements 0 .5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $124,757,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $127,251.(d)(e) 124,756 124,756
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$6,000,059, collateralized by
U.S. Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$6,120,052.(d)(e) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $6,124,756) 6,124,756
Total Investments
(cost $1,139,936,565) — 100.6% 1,210,890,863
Liabilities in excess of other assets — (0.6)% (6,752,806)
NET ASSETS — 100.0% $ 1,204,138,057
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $5,994,873, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,124,756.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$6,124,756.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderate Fund - December 31, 2021 - Statement of Investments - 45
yes
Investment Companies 87.4%
Shares Value ($)
Equity Funds 61.5%
Nationwide Multi-Cap Portfolio,
Class R6(a) 69,325,842 945,604,484
NVIT Emerging Markets Fund,
Class Y(a) 7,114,210 97,820,385
NVIT International Index Fund,
Class Y(a) 37,155,630 416,886,171
NVIT Mid Cap Index Fund, Class
Y(a) 2,160,415 59,886,704
Total Equity Funds
(cost $1,465,221,799) 1,520,197,744
Fixed Income Funds 25.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 14,876,928 155,315,127
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 793,120 8,700,527
NVIT Bond Index Fund, Class
Y(a) 40,323,162 431,861,067
NVIT Short Term Bond Fund,
Class Y(a) 4,490,477 46,117,197
Total Fixed Income Funds
(cost $637,845,021) 641,993,918
Total Investment Companies
(cost $2,103,066,820) 2,162,191,662
Exchange Traded Funds 6.0%
Equity Funds 3.0%
iShares Core S&P Small-Cap
ETF(b) 240,265 27,512,745
Nationwide Risk-Based
International Equity ETF(a) 620,215 17,072,286
Nationwide Risk-Based U.S.
Equity ETF(a) 674,932 27,726,207
Total Equity Funds
(cost $59,081,395) 72,311,238
Fixed Income Funds 3.0%
iShares 20+ Year Treasury Bond
ETF(b) 188,177 27,885,949
iShares 7-10 Year Treasury Bond
ETF(b) 405,468 46,628,821
Total Fixed Income Funds
(cost $77,441,097) 74,514,770
Total Exchange Traded Funds
(cost $136,522,492) 146,826,008
Investment Contract 6.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 165,192,185 165,192,185
Total Investment Contract
(cost $165,192,185) 165,192,185
Repurchase Agreements 3.0%
Principal
Amount ($) Value ($)
Bank of America NA, 0.05%,
dated 12/31/2021, due
1/3/2022, repurchase price
$1,000,005, collateralized
by U.S. Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
BofA Securities, Inc., 0.05%,
dated 12/31/2021, due
1/3/2022, repurchase price
$15,000,063, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 6.25%, maturing
1/13/2022 - 10/5/2045; total
market value $15,300,146.
(d)(e) 15,000,000 15,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $3,616,105,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $3,688,411.(d)(e) 3,616,089 3,616,089
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase price
$30,000,150, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $30,612,296.(d)(e) 30,000,000 30,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$15,000,146, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.63% - 2.88%,
maturing 10/31/2023 -
8/31/2028; total market
value $15,300,131.(d)(e) 15,000,000 15,000,000

46 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Moderate Fund
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase price
$10,000,067, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071; total
market value $10,200,000.
(d)(e) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $74,616,089) 74,616,089
Total Investments
(cost $2,479,397,586) — 103.1% 2,548,825,944
Liabilities in excess of other assets — (3.1)% (75,899,911)
NET ASSETS — 100.0% $ 2,472,926,033
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $79,577,294, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $74,616,089 and by
$6,804,857 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/6/2022 –
5/15/2051, a total value of $81,420,946.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$74,616,089.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2021 - Statement of Investments - 47
Investment Companies 79 .8%
Shares Value ($)
Equity Funds 39.9%
Nationwide Multi-Cap Portfolio,
Class R6(a) 13,903,407 189,642,466
NVIT Emerging Markets Fund,
Class Y(a) 779,838 10,722,767
NVIT International Index Fund,
Class Y(a) 7,757,519 87,039,362
NVIT Mid Cap Index Fund, Class
Y(a) 582,952 16,159,427
NVIT Small Cap Index Fund,
Class Y(a) 485,136 4,992,051
Total Equity Funds
(cost $295,160,491) 308,556,073
Fixed Income Funds 39.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,225,678 64,996,078
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,097,412 23,008,614
NVIT Bond Index Fund, Class
Y(a) 16,834,398 180,296,407
NVIT Short Term Bond Fund,
Class Y(a) 3,960,232 40,671,587
Total Fixed Income Funds
(cost $305,110,975) 308,972,686
Total Investment Companies
(cost $600,271,466) 617,528,759
Exchange Traded Funds 8 .6%
Equity Funds 4.5%
iShares Core MSCI Emerging
Markets ETF 236,195 14,138,633
iShares Core S&P Small-Cap
ETF(b) 47,548 5,444,722
Nationwide Risk-Based
International Equity ETF(a) 208,101 5,728,271
Nationwide Risk-Based U.S.
Equity ETF(a) 223,150 9,167,002
Total Equity Funds
(cost $28,718,132) 34,478,628
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF(b) 83,350 12,351,636
iShares 7-10 Year Treasury Bond
ETF(b) 172,079 19,789,085
Total Fixed Income Funds
(cost $33,482,729) 32,140,721
Total Exchange Traded Funds
(cost $62,200,861) 66,619,349
Investment Contract 11 .7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 90,347,667 90,347,667
Total Investment Contract
(cost $90,347,667) 90,347,667
Repurchase Agreements 2 .3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $2,980,307,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $3,039,900.(d)(e) 2,980,294 2,980,294
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase price
$4,000,021, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $4,081,639.
(d)(e) 4,000,000 4,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$5,000,049, collateralized by
U.S. Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$5,100,044.(d)(e) 5,000,000 5,000,000
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase price
$6,000,040, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071; total
market value $6,120,000.
(d)(e) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $17,980,294) 17,980,294
Total Investments
(cost $770,800,288) — 102.4% 792,476,069
Liabilities in excess of other assets — (2.4)% (18,396,521)
NET ASSETS — 100.0% $ 774,079,548

48 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Moderately Conservative Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $19,712,600, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,980,294 and by
$2,132,790 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 3.88%, and maturity dates ranging from 2/28/2022 –
2/15/2049, a total value of $20,113,084.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$17,980,294.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Conservative Fund - December 31, 2021 - Statement of Investments - 49
Investment Companies 73.4%
Shares Value ($)
Equity Funds 19.7%
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,979,502 81,560,408
NVIT Emerging Markets Fund,
Class Y(a) 733,694 10,088,297
NVIT International Index Fund,
Class Y(a) 3,875,786 43,486,314
NVIT Mid Cap Index Fund, Class
Y(a) 65,267 1,809,194
NVIT Small Cap Index Fund,
Class Y(a) 117,298 1,206,999
Total Equity Funds
(cost $132,400,655) 138,151,212
Fixed Income Funds 53.7%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,182,464 74,984,927
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,274,831 35,924,895
NVIT Bond Index Fund, Class
Y(a) 19,136,746 204,954,552
NVIT Short Term Bond Fund,
Class Y(a) 6,031,813 61,946,715
Total Fixed Income Funds
(cost $370,623,442) 377,811,089
Total Investment Companies
(cost $503,024,097) 515,962,301
Exchange Traded Funds 8.7%
Equity Funds 2.5%
iShares Core MSCI Emerging
Markets ETF 23,230 1,390,548
iShares Core S&P Small-Cap
ETF(b) 17,504 2,004,383
Nationwide Risk-Based
International Equity ETF(a) 200,087 5,507,675
Nationwide Risk-Based U.S.
Equity ETF(a) 210,478 8,646,436
Total Equity Funds
(cost $13,308,206) 17,549,042
Fixed Income Funds 6.2%
iShares 20+ Year Treasury Bond
ETF(b) 96,959 14,368,354
iShares 7-10 Year Treasury Bond
ETF(b) 256,532 29,501,180
Total Fixed Income Funds
(cost $45,664,427) 43,869,534
Total Exchange Traded Funds
(cost $58,972,633) 61,418,576
Investment Contract 17.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 125,854,973 125,854,973
Total Investment Contract
(cost $125,854,973) 125,854,973
Repurchase Agreements 6.1%
Principal
Amount ($) Value ($)
Bank of America NA, 0.05%,
dated 12/31/2021, due
1/3/2022, repurchase price
$16,000,067, collateralized
by U.S. Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $16,320,000.(d)(e) 16,000,000 16,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $8,586,604,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $8,758,299.(d)(e) 8,586,568 8,586,568
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase price
$1,000,006, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $1,020,410.
(d)(e) 1,000,000 1,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$2,000,020, collateralized by
U.S. Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$2,040,017.(d)(e) 2,000,000 2,000,000
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase price
$15,000,100, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071; total
market value $15,300,000.
(d)(e) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $42,586,568) 42,586,568
Total Investments
(cost $730,438,271) — 106.1% 745,822,418
Liabilities in excess of other assets — (6.1)% (42,963,648)
NET ASSETS — 100.0% $ 702,858,770

50 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Conservative Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $41,727,044, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $42,586,568.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$42,586,568.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - December 31, 2021 - Statement of Investments - 51
Investment Companies 83.5%
Shares Value ($)
Equity Funds 47.3%
Nationwide Multi-Cap Portfolio,
Class R6(a) 32,224,394 439,540,730
NVIT Emerging Markets Fund,
Class Y(a) 3,857,056 53,034,520
NVIT International Index Fund,
Class Y(a) 20,196,986 226,610,179
NVIT Mid Cap Index Fund, Class
Y(a) 1,005,953 27,885,012
Total Equity Funds
(cost $728,566,983) 747,070,441
Fixed Income Funds 36.2%
Nationwide Core Plus Bond
Fund, Class R6(a) 12,173,816 127,094,639
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 582,563 6,390,722
NVIT Bond Index Fund, Class
Y(a) 34,922,960 374,024,901
NVIT Short Term Bond Fund,
Class Y(a) 6,227,549 63,956,925
Total Fixed Income Funds
(cost $569,116,202) 571,467,187
Total Investment Companies
(cost $1,297,683,185) 1,318,537,628
Exchange Traded Funds 6.1%
Equity Funds 2.8%
iShares Core S&P Small-Cap
ETF(b) 147,917 16,937,976
Nationwide Risk-Based
International Equity ETF(a) 422,945 11,642,153
Nationwide Risk-Based U.S.
Equity ETF(a) 395,734 16,256,753
Total Equity Funds
(cost $36,955,735) 44,836,882
Fixed Income Funds 3.3%
iShares 20+ Year Treasury Bond
ETF(b) 43,695 6,475,162
iShares 7-10 Year Treasury Bond
ETF(b) 390,169 44,869,435
Total Fixed Income Funds
(cost $52,833,461) 51,344,597
Total Exchange Traded Funds
(cost $89,789,196) 96,181,479
Investment Contract 10.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 166,248,172 166,248,172
Total Investment Contract
(cost $166,248,172) 166,248,172
Repurchase Agreements 3.1%
Principal
Amount ($) Value ($)
Bank of America NA, 0.05%,
dated 12/31/2021, due
1/3/2022, repurchase price
$3,000,013, collateralized
by U.S. Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $3,060,000.(d)(e) 3,000,000 3,000,000
BofA Securities, Inc., 0.05%,
dated 12/31/2021, due
1/3/2022, repurchase price
$3,000,013, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 6.25%, maturing
1/13/2022 - 10/5/2045; total
market value $3,060,029.
(d)(e) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $5,409,930,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $5,518,105.(d)(e) 5,409,907 5,409,907
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase price
$15,000,075, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $15,306,148.(d)(e) 15,000,000 15,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$15,000,146, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.63% - 2.88%,
maturing 10/31/2023 -
8/31/2028; total market
value $15,300,131.(d)(e) 15,000,000 15,000,000

52 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Balanced Fund
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase price
$8,000,054, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071; total
market value $8,160,000.
(d)(e) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $49,409,907) 49,409,907
Total Investments
(cost $1,603,130,460) — 103.2% 1,630,377,186
Liabilities in excess of other assets — (3.2)% (50,207,158)
NET ASSETS — 100.0% $ 1,580,170,028
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $48,839,816, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $49,409,907 and by
$475,864 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 1.50%, and maturity dates ranging from 9/30/2022 –
8/15/2026, a total value of $49,885,771.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$49,409,907.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2021 - Statement of Investments - 53
Investment Companies 87.5%
Shares Value ($)
Equity Funds 64.4%
Nationwide Multi-Cap Portfolio,
Class R6(a) 43,046,014 587,147,634
NVIT Emerging Markets Fund,
Class Y(a) 4,691,698 64,510,842
NVIT International Index Fund,
Class Y(a) 23,643,540 265,280,516
NVIT Mid Cap Index Fund, Class
Y(a) 1,449,195 40,171,693
Total Equity Funds
(cost $912,924,406) 957,110,685
Fixed Income Funds 23.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,165,548 74,808,318
NVIT Bond Index Fund, Class
Y(a) 22,176,460 237,509,883
NVIT Short Term Bond Fund,
Class Y(a) 2,951,736 30,314,329
Total Fixed Income Funds
(cost $340,429,754) 342,632,530
Total Investment Companies
(cost $1,253,354,160) 1,299,743,215
Exchange Traded Funds 9.1%
Equity Funds 5.7%
iShares Core S&P Small-Cap
ETF(b) 181,077 20,735,128
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,281,999 51,963,650
Nationwide Risk-Based
International Equity ETF(a) 400,179 11,015,487
Total Equity Funds
(cost $62,516,951) 83,714,265
Fixed Income Funds 3.4%
iShares 20+ Year Treasury Bond
ETF(b) 193,785 28,716,998
iShares 7-10 Year Treasury Bond
ETF(b) 185,315 21,311,225
Total Fixed Income Funds
(cost $51,974,822) 50,028,223
Total Exchange Traded Funds
(cost $114,491,773) 133,742,488
Investment Contract 3.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 52,648,917 52,648,917
Total Investment Contract
(cost $52,648,917) 52,648,917
Repurchase Agreements 4.3%
Principal
Amount ($) Value ($)
Bank of America NA, 0.05%,
dated 12/31/2021, due
1/3/2022, repurchase price
$10,000,042, collateralized
by U.S. Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $10,200,000.(d)(e) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $9,046,354,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $9,227,242.(d)(e) 9,046,316 9,046,316
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase price
$10,000,051, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $10,204,099.(d)(e) 10,000,000 10,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$20,000,195, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.63% - 2.88%,
maturing 10/31/2023 -
8/31/2028; total market
value $20,400,175.(d)(e) 20,000,000 20,000,000
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase price
$15,000,100, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071; total
market value $15,300,000.
(d)(e) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $64,046,316) 64,046,316
Total Investments
(cost $1,484,541,166) — 104.4% 1,550,180,936
Liabilities in excess of other assets — (4.4)% (64,802,024)
NET ASSETS — 100.0% $ 1,485,378,912

54 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Capital Appreciation Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $62,770,915, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $64,046,316.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$64,046,316.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2021 - Statement of Investments - 55
Investment Companies 79.6%
Shares Value ($)
Equity Funds 44.9%
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,974,917 136,057,861
NVIT Emerging Markets Fund,
Class Y(a) 1,178,334 16,202,087
NVIT International Index Fund,
Class Y(a) 6,170,501 69,233,026
NVIT Mid Cap Index Fund, Class
Y(a) 305,564 8,470,232
Total Equity Funds
(cost $224,283,700) 229,963,206
Fixed Income Funds 34.7%
Nationwide Core Plus Bond
Fund, Class R6(a) 3,769,596 39,354,585
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 178,016 1,952,839
NVIT Bond Index Fund, Class
Y(a) 10,954,429 117,321,938
NVIT Short Term Bond Fund,
Class Y(a) 1,906,815 19,582,995
Total Fixed Income Funds
(cost $176,629,537) 178,212,357
Total Investment Companies
(cost $400,913,237) 408,175,563
Exchange Traded Funds 5.8%
Equity Funds 2.7%
iShares Core S&P Small-Cap
ETF(b) 45,839 5,249,024
Nationwide Risk-Based
International Equity ETF(a) 129,822 3,573,532
Nationwide Risk-Based U.S.
Equity ETF(a) 121,454 4,989,330
Total Equity Funds
(cost $11,406,651) 13,811,886
Fixed Income Funds 3.1%
iShares 20+ Year Treasury Bond
ETF(b) 13,399 1,985,598
iShares 7-10 Year Treasury Bond
ETF(b) 120,167 13,819,205
Total Fixed Income Funds
(cost $16,255,751) 15,804,803
Total Exchange Traded Funds
(cost $27,662,402) 29,616,689
Investment Contract 10.1%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 51,613,238 51,613,238
Total Investment Contract
(cost $51,613,238) 51,613,238
Repurchase Agreements 3.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $4,299,236,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $4,385,201.(d)(e) 4,299,217 4,299,217
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$1,000,010, collateralized by
U.S. Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$1,020,009.(d)(e) 1,000,000 1,000,000
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase price
$12,000,081, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071; total
market value $12,240,000.
(d)(e) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $17,299,217) 17,299,217
Total Investments
(cost $497,488,094) — 98.9% 506,704,707
Other assets in excess of liabilities — 1.1% 5,619,048
NET ASSETS — 100.0% $ 512,323,755

56 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Managed Growth & Income Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $19,146,580, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,299,217 and by
$2,401,286 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/6/2022 –
5/15/2051, a total value of $19,700,503.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$17,299,217.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (56) 3/2022 USD (6,501,040) (104,862)
Russell 2000 E-Mini Index (11) 3/2022 USD (1,233,540) (19,948)
S&P 500 E-Mini Index (23) 3/2022 USD (5,472,275) (98,849)
S&P Midcap 400 E-Mini Index (8) 3/2022 USD (2,270,160) (54,670)
(278,329)
As of December 31, 2021, the Fund had $855,584 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth Fund - December 31, 2021 - Statement of Investments - 57
Investment Companies 81 .9%
Shares Value ($)
Equity Funds 54.0%
Nationwide Multi-Cap Portfolio,
Class R6(a) 30,722,231 419,051,228
NVIT Emerging Markets Fund,
Class Y(a) 3,782,963 52,015,736
NVIT International Index Fund,
Class Y(a) 18,112,763 203,225,199
NVIT Mid Cap Index Fund, Class
Y(a) 828,522 22,966,636
Total Equity Funds
(cost $682,560,150) 697,258,799
Fixed Income Funds 27.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 8,237,265 85,997,051
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 444,557 4,876,789
NVIT Bond Index Fund, Class
Y(a) 22,893,107 245,185,173
NVIT Short Term Bond Fund,
Class Y(a) 2,381,017 24,453,047
Total Fixed Income Funds
(cost $357,167,372) 360,512,060
Total Investment Companies
(cost $1,039,727,522) 1,057,770,859
Exchange Traded Funds 6 .0%
Equity Funds 2.6%
iShares Core S&P Small-Cap
ETF(b) 104,286 11,941,789
Nationwide Risk-Based
International Equity ETF(a) 325,498 8,959,788
Nationwide Risk-Based U.S.
Equity ETF(a) 304,518 12,509,600
Total Equity Funds
(cost $27,421,663) 33,411,177
Fixed Income Funds 3.4%
iShares 20+ Year Treasury Bond
ETF(b) 100,729 14,927,030
iShares 7-10 Year Treasury Bond
ETF(b) 258,310 29,705,651
Total Fixed Income Funds
(cost $46,066,056) 44,632,681
Total Exchange Traded Funds
(cost $73,487,719) 78,043,858
Investment Contract 6 .7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 85,932,915 85,932,915
Total Investment Contract
(cost $85,932,915) 85,932,915
Repurchase Agreements 3 .3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $8,707,787,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $8,881,906.(d)(e) 8,707,751 8,707,751
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase price
$1,000,006, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $1,020,410.
(d)(e) 1,000,000 1,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$5,000,049, collateralized by
U.S. Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$5,100,044.(d)(e) 5,000,000 5,000,000
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase price
$28,000,187, collateralized
by U.S. Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071; total
market value $28,560,000.
(d)(e) 28,000,000 28,000,000
Total Repurchase Agreements
(cost $42,707,751) 42,707,751
Total Investments
(cost $1,241,855,907) — 97.9% 1,264,455,383
Other assets in excess of liabilities — 2.1% 27,164,298
NET ASSETS — 100.0% $ 1,291,619,681

58 - Statement of Investments - December 31, 2021 - NVIT Investor Destinations Managed Growth Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $48,636,822, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $42,707,751 and by
$6,970,764 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 3.88%, and maturity dates ranging from 2/28/2022 –
2/15/2049, a total value of $49,678,515.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$42,707,751.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 472 3/2022 USD 54,794,481 23,146
Russell 2000 E-Mini Index 85 3/2022 USD 9,531,900 5,743
S&P 500 E-Mini Index 230 3/2022 USD 54,722,749 (661)
S&P Midcap 400 E-Mini Index 63 3/2022 USD 17,877,510 126,639
154,867
As of December 31, 2021, the Fund had $7,551,883 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

60 - Statements of Assets and Liabilities - December 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 390,080,921 $ 1,161,546,028
Investment securities of unaffiliated issuers, at value
*
9,250,298 43,220,079
Repurchase agreements, at value 5,310,402 6,124,756
Interest and dividends receivable 2 8
Security lending income receivable 406 2,959
Receivable for investments sold 76,005 —
Receivable for capital shares issued 34,707 413,127
Prepaid expenses 339 1,009
Total Assets 404,753,080 1,211,307,966
Liabilities:
Payable for investments purchased — 385,624
Payable for capital shares redeemed 109,314 23,214
Payable upon return of securities loaned (Note 2) 5,310,402 6,124,756
Accrued expenses and other payables:
Investment advisory fees 43,027 130,894
Fund administration fees 23,475 39,366
Distribution fees 82,787 251,871
Administrative servicing fees 51,178 161,783
Accounting and transfer agent fees 152 276
Trustee fees 46 28
Custodian fees 330 5,777
Compliance program costs (Note 3) 345 1,053
Professional fees 9,414 10,603
Printing fees 10,613 25,785
Other 2,259 8,879
Total Liabilities 5,643,342 7,169,909
Net Assets $ 399,109,738 $ 1,204,138,057
* Includes value of securities on loan (Note 2) 5,197,403 5,994,873
Cost of investment securities of affiliated issuers 369,522,467 1,091,999,729
Cost of investment securities of unaffiliated issuers 8,898,699 41,812,080
Cost of repurchase agreements 5,310,402 6,124,756
Represented by:
Capital $ 282,382,192 $ 792,256,735
Total distributable earnings (loss) 116,727,546 411,881,322
Net Assets $ 399,109,738 $ 1,204,138,057

Investor Destinations Funds - December 31, 2021 - Statements of Assets and Liabilities - 61
NVIT Investor
Destinations Moderate
Fund
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 2,372,182,340 $ 722,771,699 $ 655,971,385
102,027,515 51,724,076 47,264,465
74,616,089 17,980,294 42,586,568
5 5 1
8,761 4,487 3,229
910,235 — 10,650
102,733 94,855 103,280
2,109 639 661
2,549,849,787 792,576,055 745,940,239
— 34,257 —
1,004,058 57,773 111,362
74,616,089 17,980,294 42,586,568
270,448 85,181 77,471
75,826 31,150 29,690
520,657 163,924 149,083
337,961 101,969 89,287
487 213 201
56 47 52
17,765 6,906 7,311
2,174 683 614
13,163 10,636 10,795
44,067 16,544 12,935
21,003 6,930 6,100
76,923,754 18,496,507 43,081,469
$ 2,472,926,033 $ 774,079,548 $ 702,858,770
79,577,294 19,712,600 41,727,044
2,300,593,083 701,393,578 638,994,992
104,188,414 51,426,416 48,856,711
74,616,089 17,980,294 42,586,568
$ 1,765,509,783 $ 626,636,726 $ 637,989,914
707,416,250 147,442,822 64,868,856
$ 2,472,926,033 $ 774,079,548 $ 702,858,770

62 - Statements of Assets and Liabilities - December 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class II Shares $ 358,121,574 $ 1,099,938,119
Class P Shares 40,988,164 104,199,938
Total $ 399,109,738 $ 1,204,138,057
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 24,181,141 74,803,616
Class P Shares 2,785,366 7,146,883
Total 26,966,507 81,950,499
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 14.81 $ 14.70
Class P Shares $ 14.72 $ 14.58
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2021 - Statements of Assets and Liabilities - 63
NVIT Investor
Destinations Moderate
Fund
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 2,427,561,989 $ 771,094,284 $ 698,365,582
45,364,044 2,985,264 4,493,188
$ 2,472,926,033 $ 774,079,548 $ 702,858,770
184,708,930 64,928,172 65,011,526
3,470,413 253,080 419,789
188,179,343 65,181,252 65,431,315
$ 13.14 $ 11.88 $ 10.74
$ 13.07 $ 11.80 $ 10.70

64 - Statements of Assets and Liabilities - December 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,512,684,706 $ 1,415,371,269
Investment securities of unaffiliated issuers, at value
*
68,282,573 70,763,351
Repurchase agreements, at value 49,409,907 64,046,316
Cash — —
Deposits with broker for futures contracts — —
Interest and dividends receivable 2 5
Security lending income receivable 8,797 8,058
Receivable for investments sold — 1,287,453
Receivable for capital shares issued 732,985 2,131
Receivable for variation margin on futures contracts — —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 1,387 1,323
Total Assets 1,631,120,357 1,551,479,906
Liabilities:
Payable for investments purchased 724,513 —
Payable for capital shares redeemed 2,743 1,284,221
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) 49,409,907 64,046,316
Accrued expenses and other payables:
Investment advisory fees 173,440 162,770
Fund administration fees 47,144 56,345
Distribution fees 333,749 313,405
Administrative servicing fees 197,603 187,928
Accounting and transfer agent fees 297 288
Trustee fees 29 71
Custodian fees 11,321 9,176
Compliance program costs (Note 3) 1,389 1,313
Professional fees 11,859 10,831
Printing fees 23,519 16,263
Other 12,816 12,067
Total Liabilities 50,950,329 66,100,994
Net Assets $ 1,580,170,028 $ 1,485,378,912
* Includes value of securities on loan (Note 2) 48,839,816 62,770,915
Cost of investment securities of affiliated issuers 1,484,420,346 1,348,361,767
Cost of investment securities of unaffiliated issuers 69,300,207 72,133,083
Cost of repurchase agreements 49,409,907 64,046,316
Represented by:
Capital $ 1,251,208,655 $ 981,183,369
Total distributable earnings (loss) 328,961,373 504,195,543
Net Assets $ 1,580,170,028 $ 1,485,378,912

Investor Destinations Funds - December 31, 2021 - Statements of Assets and Liabilities - 65
NVIT Investor
Destinations Managed
Growth & Income Fund
NVIT Investor
Destinations Managed
Growth Fund
$ 468,351,663 $ 1,165,173,162
21,053,827 56,574,470
17,299,217 42,707,751
21,863,799 63,993,060
1,126,959 6,706,402
1,817 5,526
1,666 4,586
— —
767,996 266,849
111,608 —
19,608 29,009
423 1,092
530,598,583 1,335,461,907
676,979 127,965
6,446 122,283
— 204,002
17,299,217 42,707,751
64,780 163,226
25,983 41,404
107,593 270,975
63,669 158,742
109 219
33 50
3,935 8,202
449 1,139
11,311 12,407
10,497 14,883
3,827 8,978
18,274,828 43,842,226
$ 512,323,755 $ 1,291,619,681
19,146,580 48,636,822
458,830,128 1,141,472,476
21,358,749 57,675,680
17,299,217 42,707,751
$ 458,150,476 $ 1,081,378,279
54,173,279 210,241,402
$ 512,323,755 $ 1,291,619,681

66 - Statements of Assets and Liabilities - December 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ — $ —
Class II Shares 1,567,914,851 1,467,722,917
Class P Shares 12,255,177 17,655,995
Total $ 1,580,170,028 $ 1,485,378,912
Shares Outstanding (unlimited number of shares authorized):
Class I Shares — —
Class II Shares 90,419,534 72,607,795
Class P Shares 708,436 877,728
Total 91,127,970 73,485,523
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ — $ —
Class II Shares $ 17.34 $ 20.21
Class P Shares $ 17.30 $ 20.12
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2021 - Statements of Assets and Liabilities - 67
NVIT Investor
Destinations Managed
Growth & Income Fund
NVIT Investor
Destinations Managed
Growth Fund
$ 1,672,867 $ 4,793,411
510,650,888 1,286,826,270
— —
$ 512,323,755 $ 1,291,619,681
139,348 369,864
42,672,012 99,604,710
— —
42,811,360 99,974,574
$ 12.00 $ 12.96
$ 11.97 $ 12.92
$ — $ —

68 - Statements of Operations - For the Year Ended December 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
NVIT Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 13,151,259 $ 39,297,384
Dividend income from unaffiliated issuers 185,607 866,207
Interest income from affiliated issuers 84,670 450,254
Income from securities lending (Note 2) 7,853 37,857
Interest income (unaffiliated) 38 80
Total Income 13,429,427 40,651,782
EXPENSES:
Investment advisory fees 487,710 1,538,067
Fund administration fees 132,310 313,184
Distribution fees Class II Shares 843,499 2,712,734
Distribution fees Class P Shares 94,415 245,117
Administrative servicing fees Class II Shares 506,101 1,627,648
Professional fees 24,462 47,451
Printing fees 21,926 40,570
Trustee fees 10,808 33,839
Custodian fees 10,998 37,525
Accounting and transfer agent fees 596 1,080
Compliance program costs (Note 3) 1,374 4,252
Other 3,915 22,060
Total Expenses 2,138,114 6,623,527
NET INVESTMENT INCOME 11,291,313 34,028,255
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 7,537,361 21,982,736
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 85,683,337 312,358,939
Transactions in investment securities of unaffiliated issuers 506,196 3,737,370
Net realized gains (losses) 93,726,894 338,079,045
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (51,830,858) (218,555,878)
Investment securities of unaffiliated issuers (556,122) (3,394,232)
Net change in unrealized appreciation/depreciation (52,386,980) (221,950,110)
Net realized/unrealized gains (losses) 41,339,914 116,128,935
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 52,631,227 $ 150,157,190

Investor Destinations Funds - For the Year Ended December 31, 2021 - Statements of Operations - 69
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 74,885,166 $ 19,558,568 $ 14,363,469
1,411,970 876,590 539,031
3,718,471 2,040,851 2,840,818
141,258 67,154 69,717
304 90 124
80,157,169 22,543,253 17,813,159
3,266,788 1,041,340 950,483
626,262 227,537 211,896
6,178,475 1,995,102 1,816,345
103,873 7,495 11,526
3,707,102 1,197,068 1,089,812
81,453 37,327 35,956
70,290 32,300 28,558
71,533 22,867 20,805
84,705 28,995 30,543
1,932 831 793
8,894 2,821 2,536
46,049 15,958 14,799
14,247,356 4,609,641 4,214,052
65,909,813 17,933,612 13,599,107
38,606,167 8,889,380 4,904,050
568,167,021 106,540,056 40,573,038
7,394,502 1,284,811 391,730
614,167,690 116,714,247 45,868,818
(425,100,596) (80,195,596) (37,458,032)
(7,604,050) (2,708,302) (2,227,620)
(432,704,646) (82,903,898) (39,685,652)
181,463,044 33,810,349 6,183,166
$ 247,372,857 $ 51,743,961 $ 19,782,273

70 - Statements of Operations - For the Year Ended December 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Balanced Fund
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 41,635,881 $ 45,580,012
Interest income from affiliated issuers 3,643,120 1,118,280
Dividend income from unaffiliated issuers 797,837 1,020,141
Income from securities lending (Note 2) 83,342 101,893
Interest income (unaffiliated) 134 140
Total Income 46,160,314 47,820,466
EXPENSES:
Investment advisory fees 2,118,050 1,961,195
Fund administration fees 413,059 401,501
Distribution fees Class II Shares 4,043,305 3,730,934
Distribution fees Class P Shares 29,910 40,633
Administrative servicing fees Class I Shares — —
Administrative servicing fees Class II Shares 2,425,995 2,238,572
Professional fees 61,094 51,930
Printing fees 41,287 37,610
Trustee fees 46,648 43,076
Custodian fees 57,838 49,819
Accounting and transfer agent fees 1,156 1,156
Compliance program costs (Note 3) 5,811 5,354
Other 33,369 25,061
Total expenses before expenses reimbursed 9,277,522 8,586,841
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 9,277,522 8,586,841
NET INVESTMENT INCOME 36,882,792 39,233,625
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 19,777,614 24,347,774
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 250,448,015 378,605,180
Transactions in investment securities of unaffiliated issuers 4,915,183 5,842,087
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) 275,140,812 408,795,041
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (178,246,788) (269,207,728)
Investment securities of unaffiliated issuers (4,580,458) (5,654,508)
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (182,827,246) (274,862,236)
Net realized/unrealized gains (losses) 92,313,566 133,932,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 129,196,358 $ 173,166,430
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - For the Year Ended December 31, 2021 - Statements of Operations - 71
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 12,750,034 $ 35,062,318
1,091,291 1,783,693
235,589 595,852
22,248 63,894
— 54,511
14,099,162 37,560,268
761,549 1,917,427
162,343 334,888
1,265,322 3,184,673
— —
2,352 6,614
759,196 1,910,813
30,129 51,492
20,355 27,757
14,491 36,467
18,674 44,750
422 848
1,808 4,577
9,177 24,803
3,045,818 7,545,109
(251,339) (382,225)
2,794,479 7,162,884
11,304,683 30,397,384
6,011,065 17,654,062
67,234,178 203,680,970
1,423,384 3,512,406
(1,578,833) 31,758,654
73,089,794 256,606,092
(45,147,203) (134,138,242)
(1,340,135) (3,585,593)
(1,364,532) (5,404,264)
(47,851,870) (143,128,099)
25,237,924 113,477,993
$ 36,542,607 $ 143,875,377

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - December 31, 2021 - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 11,291,313 $ 4,284,714
Net realized gains 93,726,894 3,890,571
Net change in unrealized appreciation/depreciation (52,386,980) 27,915,099
Change in net assets resulting from operations 52,631,227 36,090,384
Distributions to Shareholders From:
Distributable earnings:
Class II (6,228,528) (17,065,199)
Class P (736,823) (1,909,833)
Change in net assets from shareholder distributions (6,965,351) (18,975,032)
Change in net assets from capital transactions 23,401,467 18,855,073
Change in net assets 69,067,343 35,970,425
Net Assets:
Beginning of year 330,042,395 294,071,970
End of year $ 399,109,738 $ 330,042,395
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 51,639,121 $ 30,370,969
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested 6,228,528 17,065,199
Cost of shares redeemed (37,366,454) (33,374,401)
Total Class II Shares 20,501,195 14,061,767
Class P Shares
Proceeds from shares issued 4,206,867 4,808,848
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested 736,823 1,909,833
Cost of shares redeemed (2,043,418) (1,925,375)
Total Class P Shares 2,900,272 4,793,306
Change in net assets from capital transactions $ 23,401,467 $ 18,855,073
SHARE TRANSACTIONS:
Class II Shares
Issued 3,642,581 2,535,991
Issued in merger (Note 10) — —
Reinvested 427,784 1,483,930
Redeemed (2,618,755) (2,849,259)
Total Class II Shares 1,451,610 1,170,662
Class P Shares
Issued 296,734 406,873
Issued in merger (Note 10) — —
Reinvested 50,956 167,236
Redeemed (144,193) (174,669)
Total Class P Shares 203,497 399,440
Total change in shares 1,655,107 1,570,102
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2021 - Statements of Changes in Net Assets - 73
NVIT Investor Destinations Moderately Aggressive Fund NVIT Investor Destinations Moderate Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 34,028,255 $ 15,301,731 $ 65,909,813 $ 36,595,475
338,079,045 14,216,827 614,167,690 23,898,749
(221,950,110) 89,723,566 (432,704,646) 167,353,741
150,157,190 119,242,124 247,372,857 227,847,965
(18,061,320) (60,832,535) (32,700,878) (132,435,777)
(1,802,831) (5,147,105) (683,200) (1,529,019)
(19,864,151) (65,979,640) (33,384,078) (133,964,796)
(50,550,731) (26,244,711) (236,530,480) (125,432,920)
79,742,308 27,017,773 (22,541,701) (31,549,751)
1,124,395,749 1,097,377,976 2,495,467,734 2,527,017,485
$ 1,204,138,057 $ 1,124,395,749 $ 2,472,926,033 $ 2,495,467,734
$ 34,409,883 $ 23,030,691 $ 20,227,499 $ 22,709,417
— — — 26,940,392
18,061,320 60,832,535 32,700,878 132,435,777
(106,834,314) (119,300,264) (297,113,286) (314,913,545)
(54,363,111) (35,437,038) (244,184,909) (132,827,959)
7,168,315 6,631,094 9,225,958 4,628,801
— — — 4,258,206
1,802,831 5,147,105 683,200 1,529,019
(5,158,766) (2,585,872) (2,254,729) (3,020,987)
3,812,380 9,192,327 7,654,429 7,395,039
$ (50,550,731) $ (26,244,711) $ (236,530,480) $ (125,432,920)
2,412,340 1,931,168 1,594,676 2,021,604
— — — 2,392,069
1,247,329 5,177,237 2,517,389 11,920,412
(7,569,715) (10,110,849) (23,292,870) (28,111,880)
(3,910,046) (3,002,444) (19,180,805) (11,777,795)
510,356 564,301 731,884 408,878
— — — 379,932
125,633 441,812 52,920 138,373
(366,987) (221,046) (175,945) (267,520)
269,002 785,067 608,859 659,663
(3,641,044) (2,217,377) (18,571,946) (11,118,132)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2021 - Investor Destinations Funds
NVIT Investor Destinations Moderately Conservative Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 17,933,612 $ 12,110,200
Net realized gains 116,714,247 4,781,483
Net change in unrealized appreciation/depreciation (82,903,898) 46,930,831
Change in net assets resulting from operations 51,743,961 63,822,514
Distributions to Shareholders From:
Distributable earnings:
Class II (8,319,225) (23,286,804)
Class P (38,797) (77,337)
Change in net assets from shareholder distributions (8,358,022) (23,364,141)
Change in net assets from capital transactions (81,843,197) (55,589,280)
Change in net assets (38,457,258) (15,130,907)
Net Assets:
Beginning of year 812,536,806 827,667,713
End of year $ 774,079,548 $ 812,536,806
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 14,126,406 $ 29,492,292
Dividends reinvested 8,319,225 23,286,804
Cost of shares redeemed (104,301,492) (108,748,206)
Total Class II Shares (81,855,861) (55,969,110)
Class P Shares
Proceeds from shares issued 424,077 529,727
Dividends reinvested 38,797 77,337
Cost of shares redeemed (450,210) (227,234)
Total Class P Shares 12,664 379,830
Change in net assets from capital transactions $ (81,843,197) $ (55,589,280)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,216,054 2,798,268
Reinvested 704,422 2,194,798
Redeemed (8,957,381) (10,302,666)
Total Class II Shares (7,036,905) (5,309,600)
Class P Shares
Issued 36,674 49,998
Reinvested 3,310 7,337
Redeemed (38,963) (21,561)
Total Class P Shares 1,021 35,774
Total change in shares (7,035,884) (5,273,826)

Investor Destinations Funds - December 31, 2021 - Statements of Changes in Net Assets - 75
NVIT Investor Destinations Conservative Fund NVIT Investor Destinations Balanced Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 13,599,107 $ 12,436,296 $ 36,882,792 $ 24,504,114
45,868,818 1,108,158 275,140,812 12,103,954
(39,685,652) 38,656,809 (182,827,246) 100,128,655
19,782,273 52,201,263 129,196,358 136,736,723
(5,982,951) (7,973,054) (18,277,252) (45,298,323)
(45,665) (45,574) (159,072) (294,478)
(6,028,616) (8,018,628) (18,436,324) (45,592,801)
(106,215,705) 58,400,783 (162,663,846) (50,586,349)
(92,462,048) 102,583,418 (51,903,812) 40,557,573
795,320,818 692,737,400 1,632,073,840 1,591,516,267
$ 702,858,770 $ 795,320,818 $ 1,580,170,028 $ 1,632,073,840
$ 59,842,982 $ 190,853,011 $ 23,055,977 $ 50,705,100
5,982,951 7,973,054 18,277,252 45,298,323
(171,922,703) (140,561,688) (204,091,989) (147,875,274)
(106,096,770) 58,264,377 (162,758,760) (51,871,851)
1,107,199 617,023 1,111,440 2,046,910
45,665 45,574 159,072 294,478
(1,271,799) (526,191) (1,175,598) (1,055,886)
(118,935) 136,406 94,914 1,285,502
$ (106,215,705) $ 58,400,783 $ (162,663,846) $ (50,586,349)
5,612,428 19,320,801 1,360,148 3,270,335
556,036 780,906 1,062,014 3,001,877
(16,184,043) (14,084,984) (12,072,533) (9,873,055)
(10,015,579) 6,016,723 (9,650,371) (3,600,843)
104,227 61,714 65,862 134,935
4,264 4,477 9,270 19,567
(118,522) (51,666) (69,887) (70,235)
(10,031) 14,525 5,245 84,267
(10,025,610) 6,031,248 (9,645,126) (3,516,576)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2021 - Investor Destinations Funds
NVIT Investor Destinations Capital Appreciation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 39,233,625 $ 20,558,708
Net realized gains (losses) 408,795,041 18,909,843
Net change in unrealized appreciation/depreciation (274,862,236) 109,771,965
Change in net assets resulting from operations 173,166,430 149,240,516
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II (24,834,954) (80,102,564)
Class P (311,067) (665,309)
Change in net assets from shareholder distributions (25,146,021) (80,767,873)
Change in net assets from capital transactions (139,953,256) (47,606,560)
Change in net assets 8,067,153 20,866,083
Net Assets:
Beginning of year 1,477,311,759 1,456,445,676
End of year $ 1,485,378,912 $ 1,477,311,759
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 7,228,528 6,735,589
Proceeds from shares issued from merger (Note 10) — 25,583,081
Dividends reinvested 24,834,954 80,102,564
Cost of shares redeemed (173,447,708) (163,097,328)
Total Class II Shares (141,384,226) (50,676,094)
Class P Shares
Proceeds from shares issued 1,640,374 2,220,547
Proceeds from shares issued from merger (Note 10) — 1,378,750
Dividends reinvested 311,067 665,309
Cost of shares redeemed (520,471) (1,195,072)
Total Class P Shares 1,430,970 3,069,534
Change in net assets from capital transactions $ (139,953,256) $ (47,606,560)
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 375,125 388,345
Issued in merger (Note 10) — 1,511,002
Reinvested 1,245,484 4,813,856
Redeemed (8,844,950) (9,722,738)
Total Class II Shares (7,224,341) (3,009,535)
Class P Shares
Issued 84,125 132,130
Issued in merger (Note 10 ) — 81,814
Reinvested 15,687 40,176
Redeemed (27,057) (70,100)
Total Class P Shares 72,755 184,020
Total change in shares (7,151,586) (2,825,515)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2021 - Statements of Changes in Net Assets - 77
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 11,304,683 $ 7,316,874 $ 30,397,384 $ 16,995,649
73,089,794 (15,096,028) 256,606,092 (24,856,459)
(47,851,870) 29,200,775 (143,128,099) 79,598,934
36,542,607 21,421,621 143,875,377 71,738,124
(43,914) (15,687) (185,907) (64,132)
(12,773,762) (5,906,096) (48,716,561) (22,184,683)
— — — —
(12,817,676) (5,921,783) (48,902,468) (22,248,815)
(7,639,106) (13,217,993) (17,431,954) (22,991,502)
16,085,825 2,281,845 77,540,955 26,497,807
496,237,930 493,956,085 1,214,078,726 1,187,580,919
$ 512,323,755 $ 496,237,930 $ 1,291,619,681 $ 1,214,078,726
$ 284,294 $ 247,161 $ 901,319 $ 531,740
43,914 15,687 185,907 64,132
(129,168) (128,758) (207,807) (242,351)
199,040 134,090 879,419 353,521
13,616,150 8,624,157 15,790,966 17,654,377
— — — —
12,773,762 5,906,096 48,716,561 22,184,683
(34,228,058) (27,882,336) (82,818,900) (63,184,083)
(7,838,146) (13,352,083) (18,311,373) (23,345,023)
— — — —
— — — —
— — — —
— — — —
— — — —
$ (7,639,106) $ (13,217,993) $ (17,431,954) $ (22,991,502)
24,014 22,618 71,164 48,101
3,663 1,444 14,389 5,767
(10,787) (11,798) (16,062) (21,559)
16,890 12,264 69,491 32,309
1,146,986 796,184 1,239,454 1,628,792
— — — —
1,068,040 545,346 3,779,407 1,998,620
(2,893,840) (2,579,398) (6,494,464) (5,658,165)
(678,814) (1,237,868) (1,475,603) (2,030,753)
— — — —
— — — —
— — — —
— — — —
— — — —
(661,924) (1,225,604) (1,406,112) (1,998,444)

78 - Statements of Cash Flows - December 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 51,743,961 $ 19,782,273
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (218,671,261) (143,143,784)
Proceeds from disposition of investment securities of affiliated issuers 324,771,281 274,946,143
Purchase of investment securities of unaffiliated issuers (22,304,134) (22,529,142)
Proceeds from disposition of investment securities of unaffiliated issuers 10,068,790 6,584,801
Purchase of short-term investments, net (16,669,551) (15,351,430)
Reinvestment of dividend income from affiliated issuers (19,558,568) (14,363,469)
Reinvestment of interest income from affiliated issuers (2,040,851) (2,840,818)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 80,195,596 37,458,032
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 2,708,302 2,227,620
Reinvestment of net realized gains distributions from affiliated issuers (8,889,380) (4,904,050)
Net realized (gain) loss from transactions in investment securities of affiliated issuers (106,540,056) (40,573,038)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers (1,284,811) (391,730)
(Increase) decrease in receivable for reimbursement from investment adviser – –
(Increase) decrease in receivable for investments sold 31,059 (10,650)
(Increase) decrease in securities lending income receivable (1,620) (1,354)
(Increase) decrease in interest and dividends receivable 18 111
(Increase) decrease in variation margin receivable – –
(Increase) decrease in prepaid expenses 600 421
Increase (decrease) in payable for investments purchased 34,257 (171,835)
Increase (decrease) in collateral for securities lending payable 16,669,551 15,351,430
Increase (decrease) in variation margin payable – –
Increase (decrease) in investment advisory fees payable (3,930) (10,443)
Increase (decrease) in fund administration fees payable 2,694 1,527
Increase (decrease) in distribution fees payable (7,535) (20,059)
Increase (decrease) in administrative servicing fees payable (4,297) (11,206)
Increase (decrease) in accounting and transfer agent fees payable 70 62
Increase (decrease) in trustee fees payable (411) (478)
Increase (decrease) in custodian fees payable 640 4,148
Increase (decrease) in compliance program costs payable (136) (210)
Increase (decrease) in professional fees payable 4,079 4,448
Increase (decrease) in printing fees payable 12,964 10,595
Increase (decrease) in other payables 4,520 4,346
Net cash provided by (used by) operating activities 90,271,841 112,052,261
Cash flows provided by (used in) financing activities
Proceeds from shares issued 14,474,790 60,881,415
Cost of shares redeemed (105,047,210) (173,135,614)
Net cash provided by (used by) financing activities (90,572,420) (112,254,199)
Net increase (decrease) in cash (300,579) (201,938)
Cash and restricted cash:
Beginning of period 300,579 201,938
End of period $ – $ –
Reconciliation of cash and restricted cash at the end of the period to the
Statement of Assets and Liabilities:
Cash $ – $ –
Restricted cash:
Deposits with broker for futures – –
$ – $ –

Investor Destinations Funds - December 31, 2021 - Statements of Cash Flows - 79
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Managed
Growth & Income Fund
$ 129,196,358 $ 36,542,607
(541,843,263) (181,997,624)
752,849,363 228,962,093
(59,106,139) (18,366,796)
37,582,641 11,187,973
(38,532,254) (15,373,276)
(41,635,881) (12,750,034)
(3,643,120) (1,091,291)
178,246,788 45,147,203
4,580,458 1,340,135
(19,777,614) (6,011,065)
(250,448,015) (67,234,178)
(4,915,183) (1,423,384)
– 3,529
– –
(5,291) (706)
79 (1,307)
– (111,608)
1,002 327
591,273 502,437
38,532,254 15,373,276
– (60,374)
(4,803) 2,442
1,391 4,326
(9,191) 4,014
(5,280) 2,414
108 39
(660) (256)
406 1,576
(204) (43)
4,262 4,336
19,174 6,431
11,056 2,335
181,689,715 34,665,551
23,434,462 13,145,522
(205,733,525) (34,351,467)
(182,299,063) (21,205,945)
(609,348) 13,459,606
609,348 9,531,152
$ – $ 22,990,758
$ – $ 21,863,799
– 1,126,959
$ – $ 22,990,758

80 - Statements of Cash Flows - December 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $8,358,022 $6,028,616
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $30,488,799 $22,108,337
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2021 - Statements of Cash Flows - 81
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Managed
Growth & Income Fund
$18,436,324 $12,817,676
$65,056,615 $19,852,390

82 - Financial Highlights - December 31, 2021 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Aggressive Fund
Class II Shares
Year Ended December 31,
2021 $ 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) $ 14.81 15.50% $ 358,121,574 0.58% 2.99% 0.58% 61.15%
Year Ended December 31,
2020 $ 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) $ 13.05 12.82% $ 296,577,786 0.59% 1.53% 0.59% 15.71%
Year Ended December 31,
2019 $ 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) $ 12.40 23.73% $ 267,227,664 0.59% 1.86% 0.59% 12.92%(g)
Year Ended December 31,
2018 $ 13.60 0.19 (1.27) (1.08) (0.19) (1.12) (1.31) $ 11.21 (8.85)% $ 241,289,511 0.59% 1.42% 0.59% 17.14%
Year Ended December 31,
2017 $ 12.56 0.19 2.06 2.25 (0.20) (1.01) (1.21) $ 13.60 18.43% $ 297,792,516 0.59% 1.46% 0.59% 17.58%
Class P Shares
Year Ended December 31,
2021 $ 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) $ 14.72 15.74% $ 40,988,164 0.43% 3.18% 0.43% 61.15%
Year Ended December 31,
2020 $ 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) $ 12.96 13.00% $ 33,464,609 0.44% 1.75% 0.44% 15.71%
Year Ended December 31,
2019 $ 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) $ 12.30 23.80% $ 26,844,306 0.44% 2.19% 0.44% 12.92%(g)
Year Ended December 31,
2018 $ 13.52 0.22 (1.27) (1.05) (0.21) (1.12) (1.33) $ 11.14 (8.66)% $ 19,452,693 0.44% 1.70% 0.44% 17.14%
Year Ended December 31,
2017 $ 12.49 0.25 2.02 2.27 (0.23) (1.01) (1.24) $ 13.52 18.65% $ 19,071,860 0.44% 1.88% 0.44% 17.58%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2021 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderately Aggressive Fund
Class II Shares
Year Ended December 31,
2021 $ 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) $ 14.70 13.63% $ 1,099,938,119 0.57% 2.85% 0.57% 59.87%
Year Ended December 31,
2020 $ 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) $ 13.15 12.33% $ 1,034,734,162 0.58% 1.49% 0.58% 13.54%
Year Ended December 31,
2019 $ 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) $ 12.51 21.83% $ 1,021,890,580 0.57% 1.89% 0.57% 11.88%(g)
Year Ended December 31,
2018 $ 14.11 0.21 (1.17) (0.96) (0.21) (1.36) (1.57) $ 11.58 (7.73)% $ 958,861,754 0.57% 1.54% 0.57% 10.53%
Year Ended December 31,
2017 $ 13.12 0.21 1.92 2.13 (0.22) (0.92) (1.14) $ 14.11 16.68% $ 1,188,296,474 0.57% 1.49% 0.57% 11.81%
Class P Shares
Year Ended December 31,
2021 $ 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) $ 14.58 13.84% $ 104,199,938 0.42% 3.14% 0.42% 59.87%
Year Ended December 31,
2020 $ 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) $ 13.04 12.53% $ 89,661,587 0.43% 1.75% 0.43% 13.54%
Year Ended December 31,
2019 $ 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) $ 12.39 22.04% $ 75,487,396 0.42% 2.22% 0.42% 11.88%(g)
Year Ended December 31,
2018 $ 14.01 0.26 (1.19) (0.93) (0.24) (1.36) (1.60) $ 11.48 (7.61)% $ 57,797,459 0.42% 1.90% 0.42% 10.53%
Year Ended December 31,
2017 $ 13.04 0.26 1.88 2.14 (0.25) (0.92) (1.17) $ 14.01 16.83% $ 55,403,998 0.42% 1.86% 0.42% 11.81%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

84 - Financial Highlights - December 31, 2021 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderate Fund
Class II Shares
Year Ended December 31,
2021 $ 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) $ 13.14 10.31% $ 2,427,561,989 0.57% 2.61% 0.57% 50.07%
Year Ended December 31,
2020 $ 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) $ 12.07 10.34% $ 2,461,084,926 0.57% 1.56% 0.57% 12.14%
Year Ended December 31,
2019 $ 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) $ 11.60 17.74% $ 2,501,623,787 0.57% 1.99% 0.57% 11.80%(g)
Year Ended December 31,
2018 $ 13.02 0.22 (0.89) (0.67) (0.22) (1.07) (1.29) $ 11.06 (5.68)% $ 2,385,344,671 0.57% 1.73% 0.57% 11.64%
Year Ended December 31,
2017 $ 12.47 0.21 1.37 1.58 (0.23) (0.80) (1.03) $ 13.02 12.93% $ 2,859,354,097 0.57% 1.62% 0.57% 10.36%
Class P Shares
Year Ended December 31,
2021 $ 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) $ 13.07 10.44% $ 45,364,044 0.42% 3.08% 0.42% 50.07%
Year Ended December 31,
2020 $ 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) $ 12.02 10.59% $ 34,382,808 0.42% 1.98% 0.42% 12.14%
Year Ended December 31,
2019 $ 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) $ 11.53 17.83% $ 25,393,698 0.42% 2.28% 0.42% 11.80%(g)
Year Ended December 31,
2018 $ 12.97 0.26 (0.90) (0.64) (0.25) (1.07) (1.32) $ 11.01 (5.53)% $ 20,919,931 0.42% 2.03% 0.42% 11.64%
Year Ended December 31,
2017 $ 12.42 0.24 1.36 1.60 (0.25) (0.80) (1.05) $ 12.97 13.16% $ 20,936,285 0.42% 1.86% 0.42% 10.36%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2021 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderately Conservative
Fund
Class II Shares
Year Ended December 31,
2021 $ 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) $ 11.88 6.71% $ 771,094,284 0.58% 2.24% 0.58% 34.00%
Year Ended December 31,
2020 $ 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) $ 11.25 8.55% $ 809,718,311 0.58% 1.54% 0.58% 14.41%
Year Ended December 31,
2019 $ 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) $ 10.68 13.48% $ 825,374,838 0.58% 2.01% 0.58% 8.43%(g)
Year Ended December 31,
2018 $ 11.37 0.21 (0.61) (0.40) (0.21) (0.62) (0.83) $ 10.14 (3.73)% $ 804,423,216 0.57% 1.87% 0.57% 10.79%
Year Ended December 31,
2017 $ 11.07 0.20 0.80 1.00 (0.21) (0.49) (0.70) $ 11.37 9.21% $ 929,931,161 0.57% 1.72% 0.57% 10.93%
Class P Shares
Year Ended December 31,
2021 $ 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) $ 11.80 6.87% $ 2,985,264 0.43% 2.45% 0.43% 34.00%
Year Ended December 31,
2020 $ 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) $ 11.18 8.71% $ 2,818,495 0.43% 1.83% 0.43% 14.41%
Year Ended December 31,
2019 $ 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) $ 10.60 13.67% $ 2,292,875 0.43% 2.28% 0.43% 8.43%(g)
Year Ended December 31,
2018 $ 11.30 0.24 (0.62) (0.38) (0.23) (0.62) (0.85) $ 10.07 (3.58)% $ 1,925,910 0.42% 2.14% 0.42% 10.79%
Year Ended December 31,
2017 $ 11.01 0.22 0.79 1.01 (0.23) (0.49) (0.72) $ 11.30 9.33% $ 1,892,566 0.42% 1.90% 0.42% 10.93%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

86 - Financial Highlights - December 31, 2021 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Conservative Fund
Class II Shares
Year Ended December 31,
2021 $ 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) $ 10.74 2.75% $ 698,365,582 0.58% 1.86% 0.58% 25.65%
Year Ended December 31,
2020 $ 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) $ 10.54 6.71% $ 790,805,366 0.58% 1.66% 0.58% 22.58%
Year Ended December 31,
2019 $ 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) $ 9.98 9.53% $ 688,612,905 0.58% 2.06% 0.58% 15.84%(g)
Year Ended December 31,
2018 $ 10.08 0.20 (0.38) (0.18) (0.20) (0.20) (0.40) $ 9.50 (1.80)% $ 683,884,962 0.58% 2.02% 0.58% 16.29%
Year Ended December 31,
2017 $ 9.93 0.18 0.38 0.56 (0.20) (0.21) (0.41) $ 10.08 5.68% $ 748,138,526 0.57% 1.79% 0.57% 12.99%
Class P Shares
Year Ended December 31,
2021 $ 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) $ 10.70 2.85% $ 4,493,188 0.43% 2.02% 0.43% 25.65%
Year Ended December 31,
2020 $ 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) $ 10.51 6.95% $ 4,515,452 0.43% 1.82% 0.43% 22.58%
Year Ended December 31,
2019 $ 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) $ 9.93 9.65% $ 4,124,495 0.43% 2.30% 0.43% 15.84%(g)
Year Ended December 31,
2018 $ 10.04 0.23 (0.39) (0.16) (0.22) (0.20) (0.42) $ 9.46 (1.62)% $ 3,554,980 0.43% 2.32% 0.43% 16.29%
Year Ended December 31,
2017 $ 9.89 0.21 0.37 0.58 (0.22) (0.21) (0.43) $ 10.04 5.89% $ 2,914,874 0.42% 2.06% 0.42% 12.99%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2021 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Balanced Fund
Class II Shares
Year Ended December 31,
2021 $ 16 .20 0.38 0.95 1.33 (0.03) (0.16) (0.19) $ 17 .34 8.24% $ 1,567,914,851 0.57% 2.26% 0.57% 41.04%
Year Ended December 31,
2020 $ 15 .26 0.24 1.16 1.40 (0.02) (0.44) (0.46) $ 16 .20 9.41% $ 1,620,709,027 0.57% 1.61% 0.57% 14.53%
Year Ended December 31,
2019 $ 14 .39 0.32 1.84 2.16 (0.33) (0.96) (1.29) $ 15 .26 15.34% $ 1,582,104,171 0.57% 2.06% 0.57% 12.40%(g)
Year Ended December 31,
2018 $ 16 .11 0.30 (1.04) (0.74) (0.30) (0.68) (0.98) $ 14 .39 (4.85)% $ 1,475,911,717 0.57% 1.87% 0.57% 13.01%
Year Ended December 31,
2017 $ 15 .12 0.27 1.40 1.67 (0.29) (0.39) (0.68) $ 16 .11 11.13% $ 1,655,714,228 0.57% 1.73% 0.57% 10.76%
Class P Shares
Year Ended December 31,
2021 $ 16 .16 0.43 0.93 1.36 (0.06) (0.16) (0.22) $ 17 .30 8.45% $ 12,255,177 0.42% 2.51% 0.42% 41.04%
Year Ended December 31,
2020 $ 15 .21 0.29 1.12 1.41 (0.02) (0.44) (0.46) $ 16 .16 9.50% $ 11,364,813 0.42% 1.91% 0.42% 14.53%
Year Ended December 31,
2019 $ 14 .35 0.37 1.81 2.18 (0.36) (0.96) (1.32) $ 15 .21 15.51% $ 9,412,096 0.42% 2.42% 0.42% 12.40%(g)
Year Ended December 31,
2018 $ 16 .06 0.34 (1.04) (0.70) (0.33) (0.68) (1.01) $ 14 .35 (4.63)% $ 7,386,544 0.42% 2.16% 0.42% 13.01%
Year Ended December 31,
2017 $ 15 .08 0.31 1.38 1.69 (0.32) (0.39) (0.71) $ 16 .06 11.27% $ 6,863,155 0.42% 1.98% 0.42% 10.76%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

88 - Financial Highlights - December 31, 2021 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Capital Appreciation Fund
Class II Shares
Year Ended December 31,
2021 $ 18 .32 0.51 1.71 2.22 (0.03) (0.30) (0.33) $ 20 .21 12.16% $ 1,467,722,917 0.57% 2.60% 0.57% 55.36%
Year Ended December 31,
2020 $ 17 .45 0.26 1.66 1.92 (0.03) (1.02) (1.05) $ 18 .32 11.62% $ 1,462,628,396 0.57% 1.52% 0.57% 12.84%
Year Ended December 31,
2019 $ 16 .03 0.33 2.78 3.11 (0.36) (1.33) (1.69) $ 17 .45 19.94% $ 1,445,670,067 0.57% 1.91% 0.57% 9.90%(g)
Year Ended December 31,
2018 $ 18 .57 0.30 (1.41) (1.11) (0.30) (1.13) (1.43) $ 16 .03 (6.47)% $ 1,362,536,105 0.57% 1.63% 0.57% 11.49%
Year Ended December 31,
2017 $ 17 .06 0.28 2.21 2.49 (0.30) (0.68) (0.98) $ 18 .57 14.81% $ 1,601,948,889 0.57% 1.56% 0.57% 11.50%
Class P Shares
Year Ended December 31,
2021 $ 18 .24 0.59 1.66 2.25 (0.07) (0.30) (0.37) $ 20 .12 12.38% $ 17,655,995 0.42% 3.01% 0.42% 55.36%
Year Ended December 31,
2020 $ 17 .35 0.33 1.61 1.94 (0.03) (1.02) (1.05) $ 18 .24 11.80% $ 14,683,363 0.42% 1.96% 0.42% 12.84%
Year Ended December 31,
2019 $ 15 .95 0.39 2.73 3.12 (0.39) (1.33) (1.72) $ 17 .35 20.11% $ 10,775,609 0.42% 2.25% 0.42% 9.90%(g)
Year Ended December 31,
2018 $ 18 .50 0.37 (1.45) (1.08) (0.34) (1.13) (1.47) $ 15 .95 (6.36)% $ 8,387,222 0.42% 2.03% 0.42% 11.49%
Year Ended December 31,
2017 $ 17 .00 0.34 2.18 2.52 (0.34) (0.68) (1.02) $ 18 .50 14.99% $ 7,596,362 0.42% 1.89% 0.42% 11.50%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2021 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Investor Destinations
Managed Growth & Income
Fund
Class I Shares
Year Ended December 31,
2021 $ 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) $ 12.00 7.72% $ 1,672,867 0.30% 2.56% 0.35% 45.26%
Year Ended December 31,
2020 $ 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) $ 11.45 4.83% $ 1,402,080 0.30% 1.91% 0.35% 13.58%
Year Ended December 31,
2019 $ 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) $ 11.06 13.37% $ 1,218,343 0.30% 2.44% 0.35% 18.32%(h)
Year Ended December 31,
2018 $ 11.63 0.26 (0.85) (0.59) (0.24) (0.59) (0.83) $ 10.21 (5.38)% $ 945,358 0.30% 2.28% 0.35% 14.15%
Year Ended December 31,
2017 $ 10.47 0.23 1.27 1.50 (0.23) (0.11) (0.34) $ 11.63 14.30% $ 824,776 0.30% 2.03% 0.35% 11.42%
Class II Shares
Year Ended December 31,
2021 $ 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) $ 11.97 7.57% $ 510,650,888 0.55% 2.23% 0.60% 45.26%
Year Ended December 31,
2020 $ 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) $ 11.41 4.56% $ 494,835,850 0.55% 1.54% 0.60% 13.58%
Year Ended December 31,
2019 $ 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) $ 11.05 13.00% $ 492,737,742 0.55% 2.09% 0.60% 18.32%(h)
Year Ended December 31,
2018 $ 11.63 0.21 (0.83) (0.62) (0.21) (0.59) (0.80) $ 10.21 (5.63)% $ 443,903,612 0.55% 1.87% 0.60% 14.15%
Year Ended December 31,
2017 $ 10.47 0.19 1.28 1.47 (0.20) (0.11) (0.31) $ 11.63 14.03% $ 477,401,451 0.55% 1.69% 0.60% 11.42%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

90 - Financial Highlights - December 31, 2021 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Investor Destinations
Managed Growth Fund
Class I Shares
Year Ended December 31,
2021 $ 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) $ 12.96 12.34% $ 4,793,411 0.31% 2.81% 0.34% 51.90%
Year Ended December 31,
2020 $ 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) $ 12.01 6.59% $ 3,607,757 0.31% 1.88% 0.35% 13.50%
Year Ended December 31,
2019 $ 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) $ 11.49 15.52% $ 3,080,642 0.31% 2.39% 0.34% 14.79%(h)
Year Ended December 31,
2018 $ 12.02 0.24 (0.90) (0.66) (0.23) (0.70) (0.93) $ 10.43 (5.82)% $ 2,313,357 0.31% 2.11% 0.34% 12.01%
Year Ended December 31,
2017 $ 10.55 0.23 1.58 1.81 (0.22) (0.12) (0.34) $ 12.02 17.23% $ 2,233,996 0.31% 2.00% 0.34% 9.52%
Class II Shares
Year Ended December 31,
2021 $ 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) $ 12.92 12.01% $ 1,286,826,270 0.56% 2.38% 0.59% 51.90%
Year Ended December 31,
2020 $ 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) $ 11.98 6.33% $ 1,210,470,969 0.56% 1.49% 0.60% 13.50%
Year Ended December 31,
2019 $ 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) $ 11.49 15.25% $ 1,184,500,277 0.56% 2.06% 0.59% 14.79%(h)
Year Ended December 31,
2018 $ 12.02 0.21 (0.90) (0.69) (0.20) (0.70) (0.90) $ 10.43 (6.05)% $ 1,045,770,412 0.56% 1.78% 0.59% 12.01%
Year Ended December 31,
2017 $ 10.55 0.19 1.59 1.78 (0.19) (0.12) (0.31) $ 12.02 16.96% $ 1,088,593,786 0.56% 1.64% 0.59% 9.52%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 91
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, and Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor Destinations Moderate and Investor Destinations
Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the
“Underlying Funds”), and may have additional investment and
concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide
Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II
and Class P shares. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund
and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets

92 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded
funds ("ETFs") are generally valued at the last quoted sale
price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Shares of registered open-end Underlying Funds and shares of
ETFs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally
available to the public and other investment companies. The
Funds’ Statements of Investments list each Underlying Fund
held as of period end as an investment of each Fund, but do
not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the year ended December 31, 2021, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
January 1, 2021 March 31, 2021 2.15%
April 1, 2021 June 30, 2021 2.15%
July 1, 2021 September 30, 2021 2.15%
October 1, 2021 December 31, 2021 2.15%
January 1, 20 22 no less than 0.00% per annum.

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 93
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 25,900,796 $ – $ – $ 25,900,796
Investment Companies 369,831,522 – – 369,831,522
Investment Contract – – 3,598,901 3,598,901
Repurchase Agreements – 5,310,402 – 5,310,402
Total $ 395,732,318 $ 5,310,402 $ 3,598,901 $ 404,641,621
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 101,481,623 $ – $ – $ 101,481,623
Investment Companies 1,083,185,961 – – 1,083,185,961
Investment Contract – – 20,098,523 20,098,523
Repurchase Agreements – 6,124,756 – 6,124,756
Total $ 1,184,667,584 $ 6,124,756 $ 20,098,523 $ 1,210,890,863
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 146,826,008 $ – $ – $ 146,826,008
Investment Companies 2,162,191,662 – – 2,162,191,662
Investment Contract – – 165,192,185 165,192,185
Repurchase Agreements – 74,616,089 – 74,616,089
Total $ 2,309,017,670 $ 74,616,089 $ 165,192,185 $ 2,548,825,944
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 66,619,349 $ – $ – $ 66,619,349
Investment Companies 617,528,759 – – 617,528,759
Investment Contract – – 90,347,667 90,347,667
Repurchase Agreements – 17,980,294 – 17,980,294
Total $ 684,148,108 $ 17,980,294 $ 90,347,667 $ 792,476,069
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,418,576 $ – $ – $ 61,418,576
Investment Companies 515,962,301 – – 515,962,301
Investment Contract – – 125,854,973 125,854,973
Repurchase Agreements – 42,586,568 – 42,586,568
Total $ 577,380,877 $ 42,586,568 $ 125,854,973 $ 745,822,418

94 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 96,181,479 $ – $ – $ 96,181,479
Investment Companies 1,318,537,628 – – 1,318,537,628
Investment Contract – – 166,248,172 166,248,172
Repurchase Agreements – 49,409,907 – 49,409,907
Total $ 1,414,719,107 $ 49,409,907 $ 166,248,172 $ 1,630,377,186
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 133,742,488 $ – $ – $ 133,742,488
Investment Companies 1,299,743,215 – – 1,299,743,215
Investment Contract – – 52,648,917 52,648,917
Repurchase Agreements – 64,046,316 – 64,046,316
Total $ 1,433,485,703 $ 64,046,316 $ 52,648,917 $ 1,550,180,936
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 29,616,689 $ – $ – $ 29,616,689
Investment Companies 408,175,563 – – 408,175,563
Investment Contract – – 51,613,238 51,613,238
Repurchase Agreements – 17,299,217 – 17,299,217
Total Assets $ 437,792,252 $ 17,299,217 $ 51,613,238 $ 506,704,707
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (278,329) $ – $ – $ (278,329)
Total Liabilities $ (278,329) $ – $ – $ (278,329)
Total $ 437,513,923 $ 17,299,217 $ 51,613,238 $ 506,426,378
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 78,043,858 $ – $ – $ 78,043,858
Futures Contracts 155,528 – – 155,528
Investment Companies 1,057,770,859 – – 1,057,770,859
Investment Contract – – 85,932,915 85,932,915
Repurchase Agreements – 42,707,751 – 42,707,751
Total Assets $ 1,135,970,245 $ 42,707,751 $ 85,932,915 $ 1,264,610,911
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (661) $ – $ – $ (661)
Total Liabilities $ (661) $ – $ – $ (661)
Total $ 1,135,969,584 $ 42,707,751 $ 85,932,915 $ 1,264,610,250
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 95
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Aggressive
Investment
Contract Total
Balance as of December 31, 2020 $ 6,337,026 $ 6,337,026
Purchases
*
560,374 560,374
Sales (3,298,499) (3,298,499)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 3,598,901 $ 3,598,901
Investor Destinations Moderately Aggressive
Investment
Contract Total
Balance as of December 31, 2020 $ 29,228,167 $ 29,228,167
Purchases
*
1,297,449 1,297,449
Sales (10,427,093) (10,427,093)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 20,098,523 $ 20,098,523
Investor Destinations Moderate
Investment
Contract Total
Balance as of December 31, 2020 $ 203,856,898 $ 203,856,898
Purchases
*
5,602,233 5,602,233
Sales (44,266,946) (44,266,946)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 165,192,185 $ 165,192,185
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of December 31, 2020 $ 106,742,098 $ 106,742,098
Purchases
*
3,353,439 3,353,439
Sales (19,747,870) (19,747,870)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 90,347,667 $ 90,347,667
Investor Destinations Conservative
Investment
Contract Total
Balance as of December 31, 2020 $ 157,352,769 $ 157,352,769
Purchases
*
12,325,323 12,325,323
Sales (43,823,119) (43,823,119)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 125,854,973 $ 125,854,973
Investor Destinations Balanced
Investment
Contract Total
Balance as of December 31, 2020 $ 184,951,846 $ 184,951,846
Purchases
*
6,581,975 6,581,975
Sales (25,285,649) (25,285,649)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 166,248,172 $ 166,248,172

96 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund's valuation policies, please refer to the affiliated Underlying
Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfundsnvit for series of the
Trust, at www.nationwide.com/mutualfunds for series of NMF
and at etf.nationwide.com for series of ESS or at the SEC's
website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
Investor Destinations Capital Appreciation
Investment
Contract Total
Balance as of December 31, 2020 $ 61,484,744 $ 61,484,744
Purchases
*
4,275,575 4,275,575
Sales (13,111,402) (13,111,402)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 52,648,917 $ 52,648,917
Investor Destinations Managed Growth & Income
Investment
Contract Total
Balance as of December 31, 2020 $ 55,199,547 $ 55,199,547
Purchases
*
4,799,931 4,799,931
Sales (8,386,240) (8,386,240)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 51,613,238 $ 51,613,238
Investor Destinations Managed Growth
Investment
Contract Total
Balance as of December 31, 2020 $ 95,314,173 $ 95,314,173
Purchases
*
7,740,067 7,740,067
Sales (17,121,325) (17,121,325)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2021 $ 85,932,915 $ 85,932,915
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 97
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, the Funds did not have overdrawn
balances.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Investor Destinations Managed Growth & Income and Investor
Destinations Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects.
First, each Fund has set a baseline target equity exposure
of 60%, which is represented by the Fund’s allocations to
underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures
contracts, each Fund may increase its equity exposure to a
maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
Investor Destinations Managed Growth & Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (278,329)
Total $ (278,329)

98 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2021:
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 155,528
Total $ 155,528
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts (661)
Total $ (661)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,578,833)
Total $ (1,578,833)
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 31,758,654
Total $ 31,758,654
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,364,532)
Total $ (1,364,532)
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (5,404,264)
Total $ (5,404,264)
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 51,831,316
Average Notional Balance Short $ 1,190,540
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 262,535,135

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 99
Securities Lending
During the year ended December 31, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-
market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Aggressive $ 5,310,402
Investor Destinations Moderately Aggressive 6,124,756
Investor Destinations Moderate 74,616,089
Investor Destinations Moderately Conservative 17,980,294
Investor Destinations Conservative 42,586,568
Investor Destinations Balanced 49,409,907
Investor Destinations Capital Appreciation 64,046,316
Investor Destinations Managed Growth & Income 17,299,217
Investor Destinations Managed Growth 42,707,751

100 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2021, the joint repos on a gross basis were as follows:
Bank of America NA, 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $45,000,188, collateralized by U.S. Government
Agency Security, 2.50%, maturing 4/20/2050; total market value $45,900,000.
BofA Securities, Inc., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $44,000,183, collateralized by U.S. Government
Agency Securities, ranging from 0.25% - 6.25%, maturing 1/13/2022 - 10/5/2045; total market value $44,880,430.
Cantor Fitzgerald & Co., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $91,230,899, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.05%, maturing 5/1/2024 - 7/20/2071; total market value $93,055,129.
MetLife, Inc., 0.06%, dated 12/31/2021, due 1/3/2022, repurchase price $148,400,742, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $151,428,824.
NatWest Markets Securities, Inc., 0.05%, dated 12/28/2021, due 1/4/2022, repurchase price $242,502,358, collateralized by U.S.
Government Treasury Securities, ranging from 0.63% - 2.88%, maturing 10/31/2023 - 8/31/2028; total market value $247,352,120.
Pershing LLC, 0.08%, dated 12/31/2021, due 1/3/2022, repurchase price $144,000,960, collateralized by U.S. Government Agency
Securities, ranging from 0.25% - 8.50%, maturing 1/12/2022 - 11/20/2071; total market value $146,880,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Aggressive
Cantor Fitzgerald
& Co. $ 1,310,402 $ – $ 1,310,402 $ (1,310,402) $ –
Investor
Destinations
Aggressive
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Investor
Destinations
Aggressive Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 101
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Total $ 5,310,402 $ – $ 5,310,402 $ (5,310,402) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Aggressive
Cantor Fitzgerald
& Co. $ 124,756 $ – $ 124,756 $ (124,756) $ –
Investor
Destinations
Moderately
Aggressive
NatWest Markets
Securities, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Total $ 6,124,756 $ – $ 6,124,756 $ (6,124,756) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderate
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Investor
Destinations
Moderate
BofA Securities,
Inc. 15,000,000 – 15,000,000 (15,000,000) –
Investor
Destinations
Moderate
Cantor Fitzgerald
& Co. 3,616,089 – 3,616,089 (3,616,089) –

102 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderate MetLife, Inc. $ 30,000,000 $ – $ 30,000,000 $ (30,000,000) $ –
Investor
Destinations
Moderate
NatWest Markets
Securities, Inc. 15,000,000 – 15,000,000 (15,000,000) –
Investor
Destinations
Moderate Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 74,616,089 $ – $ 74,616,089 $ (74,616,089) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Conservative
Cantor Fitzgerald
& Co. $ 2,980,294 $ – $ 2,980,294 $ (2,980,294) $ –
Investor
Destinations
Moderately
Conservative MetLife, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Investor
Destinations
Moderately
Conservative
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Investor
Destinations
Moderately
Conservative Pershing LLC 6,000,000 – 6,000,000 (6,000,000) –
Total $ 17,980,294 $ – $ 17,980,294 $ (17,980,294) $ –

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 103
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Conservative
Bank of America
NA $ 16,000,000 $ – $ 16,000,000 $ (16,000,000) $ –
Investor
Destinations
Conservative
Cantor Fitzgerald
& Co. 8,586,568 – 8,586,568 (8,586,568) –
Investor
Destinations
Conservative MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Conservative
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Investor
Destinations
Conservative Pershing LLC 15,000,000 – 15,000,000 (15,000,000) –
Total $ 42,586,568 $ – $ 42,586,568 $ (42,586,568) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Balanced
Bank of America
NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Investor
Destinations
Balanced
BofA Securities,
Inc. 3,000,000 – 3,000,000 (3,000,000) –
Investor
Destinations
Balanced
Cantor Fitzgerald
& Co. 5,409,907 – 5,409,907 (5,409,907) –
Investor
Destinations
Balanced MetLife, Inc. 15,000,000 – 15,000,000 (15,000,000) –
Investor
Destinations
Balanced
NatWest Markets
Securities, Inc. 15,000,000 – 15,000,000 (15,000,000) –

104 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Balanced Pershing LLC $ 8,000,000 $ – $ 8,000,000 $ (8,000,000) $ –
Total $ 49,409,907 $ – $ 49,409,907 $ (49,409,907) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Capital
Appreciation
Bank of America
NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Investor
Destinations
Capital
Appreciation
Cantor Fitzgerald
& Co. 9,046,316 – 9,046,316 (9,046,316) –
Investor
Destinations
Capital
Appreciation MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Investor
Destinations
Capital
Appreciation
NatWest Markets
Securities, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Investor
Destinations
Capital
Appreciation Pershing LLC 15,000,000 – 15,000,000 (15,000,000) –
Total $ 64,046,316 $ – $ 64,046,316 $ (64,046,316) $ –

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 105
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
& Income
Cantor Fitzgerald
& Co. $ 4,299,217 $ – $ 4,299,217 $ (4,299,217) $ –
Investor
Destinations
Managed Growth
& Income
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Managed Growth
& Income Pershing LLC 12,000,000 – 12,000,000 (12,000,000) –
Total $ 17,299,217 $ – $ 17,299,217 $ (17,299,217) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
Cantor Fitzgerald
& Co. $ 8,707,751 $ – $ 8,707,751 $ (8,707,751) $ –
Investor
Destinations
Managed Growth MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Managed Growth
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Investor
Destinations
Managed Growth Pershing LLC 28,000,000 – 28,000,000 (28,000,000) –
Total $ 42,707,751 $ – $ 42,707,751 $ (42,707,751) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of December 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

106 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2021 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2021 may primarily be attributable to
mark-to-market adjustments on futures, outstanding straddle
loss deferrals, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2021, the estimated maximum amounts each Fund may claim as consent dividends for 2021 are as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ 4,284,455 $ (4,284,455)
Investor Destinations Moderately Aggressive 15,301,413 (15,301,413)
Investor Destinations Moderate 36,594,049 (36,594,049)
Investor Destinations Moderately Conservative 12,109,335 (12,109,335)
Investor Destinations Conservative 12,435,355 (12,435,355)
Investor Destinations Balanced 24,502,863 (24,502,863)
Investor Destinations Capital Appreciation 20,558,431 (20,558,431)
Investor Destinations Managed Growth & Income 7,316,274 (7,316,274)
Investor Destinations Managed Growth 16,994,944 (16,994,944)
Fund
Ordinary Distribution
Available for
Consent Dividend
Investor Destinations Aggressive $ 11,291,172
Investor Destinations Moderately Aggressive 34,027,981
Investor Destinations Moderate 65,909,484
Investor Destinations Moderately Conservative 17,933,958
Investor Destinations Conservative 13,599,150
Investor Destinations Balanced 36,883,501
Investor Destinations Capital Appreciation 39,233,888
Investor Destinations Managed Growth & Income 11,304,878
Investor Destinations Managed Growth 30,398,016

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 107
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected Nationwide Asset Management, LLC (the
“Subadviser”) as subadviser for Investor Destinations Managed
Growth & Income and Investor Destinations Managed Growth,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13
Investor Destinations Moderate All assets 0.13
Investor Destinations Moderately Conservative All assets 0.13
Investor Destinations Conservative All assets 0.13
Investor Destinations Balanced All assets 0.13
Investor Destinations Capital Appreciation All assets 0.13
Investor Destinations Managed Growth & Income All assets 0.15
Investor Destinations Managed Growth All assets 0.15
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12

108 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $61,497 during the year ended December 31, 2021.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned an
aggregate of $2,822,980 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28%
Investor Destinations Managed Growth & Income All Classes 0.15%
Investor Destinations Managed Growth All Classes 0.16%
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Investor Destinations Managed Growth & Income $ 234,397 $ 240,665 $ 251,339 $ 726,401
Investor Destinations Managed Growth 352,811 384,174 382,225 1,119,210
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 109
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $37,427.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25% for
Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended December 31, 2021 were as follows:
Fund Class I Class II
Investor Destinations Aggressive  N/A 0.15%
Investor Destinations Moderately Aggressive  N/A 0.15
Investor Destinations Moderate  N/A 0.15
Investor Destinations Moderately Conservative  N/A 0.15
Investor Destinations Conservative  N/A 0.15
Investor Destinations Balanced  N/A 0.15
Investor Destinations Capital Appreciation  N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 506,101
Investor Destinations Moderately Aggressive 1,627,648
Investor Destinations Moderate 3,707,102
Investor Destinations Moderately Conservative 1,197,068
Investor Destinations Conservative 1,089,812
Investor Destinations Balanced 2,425,995
Investor Destinations Capital Appreciation 2,238,572
Investor Destinations Managed Growth & Income 761,548
Investor Destinations Managed Growth 1,917,427
Investor Destinations Aggressive
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 13,530,077 — 199,656,296 (1,317,031) (54,499) (13,734,511) 184,550,255 8,747,967 5,106,204
NVIT Emerging Markets
Fund, Class Y 1,720,375 23,878,028 3,994,764 (2,126,033) (90,384) (2,001,220) 23,655,155 241,550 —

110 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT International Index
Fund, Class Y 8,143,206 76,396,281 16,427,264 (7,397,976) (44,518) 5,985,716 91,366,767 2,703,480 —
NVIT Mid Cap Index Fund,
Class Y 1,464,098 50,496,205 8,697,059 (30,004,977) 3,629,928 7,766,587 40,584,802 532,868 1,077,773
NVIT S&P 500 Index Fund,
Class Y – 116,538,636 20,467,208 (168,242,998) 82,187,551 (50,950,397) — 55,455 1,041,424
NVIT Small Cap Index Fund,
Class Y 320,948 6,862,091 1,050,805 (5,501,088) (132,753) 1,023,503 3,302,558 38,652 152,803
Nationwide Core Plus Bond
Fund, Class R6 1,303,408 12,746,526 2,495,813 (1,191,318) (34,558) (408,883) 13,607,580 308,220 110,607
NVIT Bond Index Fund,
Class Y 1,191,821 12,029,710 2,428,335 (1,145,936) (43,563) (504,141) 12,764,405 273,077 48,550
Nationwide Maximum
Diversification U.S. Core
Equity ETF 301,307 11,279,083 207,657 (367,266) 30,598 1,062,895 12,212,967 130,599 —
Nationwide Risk-Based
International Equity ETF 161,210 6,376,204 31,914 (2,135,715) 235,535 (70,407) 4,437,531 119,391 —
Nationwide Contract ^∞(a) $3,598,901 6,337,026 560,374 (3,298,499) — — 3,598,901 84,670 —
Total 322,939,790 256,017,489 (222,728,837) 85,683,337 (51,830,858) 390,080,921 13,235,929 7,537,361
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 39,732,258 — 589,794,494 (7,107,754) (397,681) (40,341,059) 541,948,000 25,775,993 15,045,589
NVIT Emerging Markets
Fund, Class Y 4,099,242 64,170,806 2,556,115 (5,497,812) 339,947 (5,204,484) 56,364,572 589,386 —
NVIT International Index
Fund, Class Y 20,504,827 221,440,722 13,106,554 (21,077,560) 1,726,548 14,867,897 230,064,161 7,030,273 —
NVIT Mid Cap Index Fund,
Class Y 2,938,321 132,381,327 6,650,737 (86,874,002) 17,626,302 11,665,891 81,450,255 1,085,198 2,577,637
NVIT Small Cap Index Fund,
Class Y 191,002 23,472,948 984,933 (25,390,844) 2,885,503 12,870 1,965,410 34,621 477,235
Nationwide Core Plus Bond
Fund, Class R6 4,963,028 54,439,915 3,989,484 (4,820,488) (125,709) (1,669,189) 51,814,013 1,219,732 421,161
NVIT Bond Index Fund,
Class Y 11,165,224 126,535,058 10,313,674 (11,847,853) (395,207) (5,026,122) 119,579,550 2,529,544 458,042
Nationwide Maximum
Diversification U.S. Core
Equity ETF 1,057,356 39,372,379 714,498 (1,034,847) 76,576 3,729,522 42,858,128 458,300 —
Nationwide Risk-Based
International Equity ETF 559,587 22,293,438 — (7,468,982) 886,021 (307,061) 15,403,416 414,425 —
NVIT S&P 500 Index Fund,
Class Y   – 370,265,747 35,389,331 (499,107,574) 289,736,639 (196,284,143) — 159,912 3,003,072
Nationwide Contract ^∞(a) $20,098,523 29,228,167 1,297,449 (10,427,093) — — 20,098,523 450,254 —
Total 1,083,600,507 664,797,269 (680,654,809) 312,358,939 (218,555,878) 1,161,546,028 39,747,638 21,982,736
Investor Destinations Moderate
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 69,325,842 — 1,037,679,101 (20,709,348) (967,841) (70,397,428) 945,604,484 45,089,636 26,319,562
NVIT Emerging Markets
Fund, Class Y 7,114,210 117,706,469 2,246,190 (13,863,015) 1,351,988 (9,621,247) 97,820,385 1,039,633 —
NVIT International Index
Fund, Class Y 37,155,630 420,070,369 17,255,282 (52,154,697) 4,668,951 27,046,266 416,886,171 12,764,538 —
NVIT Mid Cap Index Fund,
Class Y 2,160,415 167,749,311 5,743,452 (151,755,161) 28,577,033 9,572,069 59,886,704 845,825 3,154,821

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 111
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT S&P 500 Index Fund,
Class Y – 679,163,607 52,123,399 (899,775,092) 524,130,084 (355,641,998) — 283,013 5,314,863
NVIT Small Cap Index Fund,
Class Y – 39,468,770 1,198,887 (45,567,385) 6,163,502 (1,263,774) — 23,297 774,599
Nationwide Core Plus Bond
Fund, Class R6 14,876,928 170,872,909 9,829,851 (19,890,839) (251,546) (5,245,248) 155,315,127 3,732,061 1,262,450
Nationwide Inflation-
Protected Securities Fund,
Class R6 793,120 9,798,345 605,042 (1,665,372) 29,392 (66,880) 8,700,527 400,046 97,746
NVIT Bond Index Fund,
Class Y 40,323,162 484,912,384 28,673,396 (61,472,346) (1,227,678) (19,024,689) 431,861,067 9,247,517 1,682,126
NVIT Short Term Bond Fund,
Class Y 4,490,477 72,952,394 1,267,541 (27,416,857) (246,573) (439,308) 46,117,197 669,368 —
Nationwide Risk-Based
International Equity ETF 620,215 24,991,858 — (8,567,039) 1,009,219 (361,752) 17,072,286 459,325 —
Nationwide Risk-Based U.S.
Equity ETF 674,932 36,975,074 — (14,522,750) 4,930,490 343,393 27,726,207 330,907 —
Nationwide Contract ^∞(a) $165,192,185 203,856,898 5,602,233 (44,266,946) — — 165,192,185 3,718,471 —
Total 2,428,518,388 1,162,224,374 (1,361,626,847) 568,167,021 (425,100,596) 2,372,182,340 78,603,637 38,606,167
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 13,903,407 — 211,685,940 (7,503,028) (434,219) (14,106,227) 189,642,466 9,116,130 5,321,485
NVIT Emerging Markets
Fund, Class Y 779,838 12,884,460 310,165 (1,562,295) 143,548 (1,053,111) 10,722,767 114,060 —
NVIT International Index
Fund, Class Y 7,757,519 87,760,338 4,315,549 (11,640,474) 1,090,305 5,513,644 87,039,362 2,664,858 —
NVIT Mid Cap Index Fund,
Class Y 582,952 38,128,714 1,431,894 (31,960,689) 4,588,361 3,971,147 16,159,427 223,119 716,899
NVIT S&P 500 Index Fund,
Class Y – 140,382,087 10,072,839 (185,123,846) 98,236,699 (63,567,779) — 58,420 1,097,102
NVIT Small Cap Index Fund,
Class Y 485,136 12,958,913 470,950 (10,061,321) 1,061,048 562,461 4,992,051 59,138 254,686
Nationwide Core Plus Bond
Fund, Class R6 6,225,678 72,113,521 4,038,805 (8,844,340) 11,873 (2,323,781) 64,996,078 1,572,338 528,307
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,097,412 24,121,157 1,914,257 (2,880,190) 157,703 (304,313) 23,008,614 1,029,051 258,491
NVIT Bond Index Fund,
Class Y 16,834,398 205,316,841 10,309,414 (26,813,177) (198,721) (8,317,950) 180,296,407 3,866,836 712,410
NVIT Short Term Bond Fund,
Class Y 3,960,232 51,084,300 1,192,866 (10,961,200) (92,295) (552,084) 40,671,587 591,094 —
Nationwide Risk-Based
International Equity ETF 208,101 8,286,400 63,942 (2,834,731) 333,937 (121,277) 5,728,271 154,118 —
Nationwide Risk-Based U.S.
Equity ETF 223,150 12,259,631 — (4,838,120) 1,641,817 103,674 9,167,002 109,406 —
Nationwide Contract ^∞(a) $90,347,667 106,742,098 3,353,439 (19,747,870) — — 90,347,667 2,040,851 —
Total 772,038,460 249,160,060 (324,771,281) 106,540,056 (80,195,596) 722,771,699 21,599,419 8,889,380
Investor Destinations Conservative
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 5,979,502 — 93,599,712 (5,676,006) (308,397) (6,054,901) 81,560,408 3,956,290 2,309,820
NVIT Emerging Markets
Fund, Class Y 733,694 12,730,701 986,458 (2,832,546) 259,329 (1,055,645) 10,088,297 107,186 —

112 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT International Index
Fund, Class Y 3,875,786 45,417,267 4,892,946 (10,136,352) 584,868 2,727,585 43,486,314 1,330,812 —
NVIT Mid Cap Index Fund,
Class Y 65,267 12,557,252 1,001,902 (14,613,682) 3,390,285 (526,563) 1,809,194 30,510 225,601
NVIT S&P 500 Index Fund,
Class Y – 65,259,776 7,250,572 (87,895,656) 33,860,206 (18,474,898) — 25,821 484,902
NVIT Small Cap Index Fund,
Class Y 117,298 4,268,441 320,333 (3,918,710) 802,655 (265,720) 1,206,999 14,860 80,244
Nationwide Core Plus Bond
Fund, Class R6 7,182,464 87,057,799 8,689,617 (18,055,526) 74,530 (2,781,493) 74,984,927 1,807,271 609,501
Nationwide Inflation-
Protected Securities Fund,
Class R6 3,274,831 39,707,598 4,834,520 (8,363,214) 373,152 (627,161) 35,924,895 1,606,692 403,599
NVIT Bond Index Fund,
Class Y 19,136,746 240,508,109 25,282,131 (51,088,648) (382,319) (9,364,721) 204,954,552 4,334,440 790,383
NVIT Short Term Bond Fund,
Class Y 6,031,813 77,259,228 5,985,300 (20,312,567) (170,369) (814,877) 61,946,715 898,211 —
Nationwide Risk-Based
International Equity ETF 200,087 8,240,228 83,307 (3,022,379) 345,621 (139,102) 5,507,675 148,182 —
Nationwide Risk-Based U.S.
Equity ETF 210,478 12,191,233 — (5,207,738) 1,743,477 (80,536) 8,646,436 103,194 —
Nationwide Contract ^∞(a) $125,854,973 157,352,769 12,325,323 (43,823,119) — — 125,854,973 2,840,818 —
Total 762,550,401 165,252,121 (274,946,143) 40,573,038 (37,458,032) 655,971,385 17,204,287 4,904,050
Investor Destinations Balanced
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 32,224,394 — 479,453,598 (6,857,936) (306,199) (32,748,733) 439,540,730 20,956,800 12,233,203
NVIT Emerging Markets
Fund, Class Y 3,857,056 60,139,180 2,182,293 (4,867,480) 520,769 (4,940,242) 53,034,520 538,970 —
NVIT International Index
Fund, Class Y 20,196,986 234,139,657 10,670,679 (36,135,848) 2,668,504 15,267,187 226,610,179 7,000,357 —
NVIT Mid Cap Index Fund,
Class Y 1,005,953 93,244,129 3,614,107 (89,915,374) 16,236,851 4,705,299 27,885,012 405,437 1,773,725
NVIT S&P 500 Index Fund,
Class Y – 355,286,724 34,164,166 (475,113,835) 224,359,608 (138,696,663) — 149,689 2,811,096
NVIT Small Cap Index Fund,
Class Y – 25,927,027 911,840 (30,057,932) 3,722,231 (503,166) — 15,448 513,627
Nationwide Core Plus Bond
Fund, Class R6 12,173,816 128,295,546 14,692,177 (11,649,251) (220,759) (4,023,074) 127,094,639 2,851,898 1,034,491
Nationwide Inflation-
Protected Securities Fund,
Class R6 582,563 6,437,279 543,273 (546,632) 1,895 (45,093) 6,390,722 282,629 71,797
NVIT Bond Index Fund,
Class Y 34,922,960 380,703,839 50,352,181 (40,400,975) (1,012,635) (15,617,509) 374,024,901 8,005,377 1,339,675
NVIT Short Term Bond Fund,
Class Y 6,227,549 76,685,282 3,318,169 (15,039,098) (135,468) (871,960) 63,956,925 922,026 —
Nationwide Risk-Based
International Equity ETF 422,945 16,383,423 415,420 (5,566,526) 657,022 (247,186) 11,642,153 313,229 —
Nationwide Risk-Based U.S.
Equity ETF 395,734 24,239,032 — (11,412,827) 3,956,196 (525,648) 16,256,753 194,021 —
Nationwide Contract ^∞(a) $166,248,172 184,951,846 6,581,975 (25,285,649) — — 166,248,172 3,643,120 —
Total 1,586,432,964 606,899,878 (752,849,363) 250,448,015 (178,246,788) 1,512,684,706 45,279,001 19,777,614

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 113
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 43,046,014 — 645,709,515 (14,156,183) (683,078) (43,722,620) 587,147,634 28,117,334 16,412,375
NVIT Emerging Markets
Fund, Class Y 4,691,698 69,353,434 6,713,332 (6,309,779) 731,613 (5,977,758) 64,510,842 610,127 —
NVIT International Index
Fund, Class Y 23,643,540 262,501,491 9,416,470 (26,435,814) 3,219,267 16,579,102 265,280,516 8,123,878 —
NVIT Mid Cap Index Fund,
Class Y 1,449,195 121,643,303 3,443,868 (112,614,456) 26,475,332 1,223,646 40,171,693 573,602 2,279,888
NVIT S&P 500 Index Fund,
Class Y – 466,854,379 38,056,400 (620,206,984) 342,440,660 (227,144,455) — 193,806 3,639,583
NVIT Small Cap Index Fund,
Class Y – 31,005,506 774,221 (35,620,360) 4,617,365 (776,732) — 18,296 608,330
Nationwide Core Plus Bond
Fund, Class R6 7,165,548 71,910,334 13,112,453 (7,819,479) (172,942) (2,222,048) 74,808,318 1,601,022 608,059
NVIT Bond Index Fund,
Class Y 22,176,460 231,419,706 46,055,077 (29,705,897) (578,848) (9,680,155) 237,509,883 5,057,508 799,539
NVIT Short Term Bond Fund,
Class Y 2,951,736 37,251,642 2,812,235 (9,285,509) (55,342) (408,697) 30,314,329 432,400 —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 1,281,999 51,983,353 683,942 (5,883,202) 2,024,673 3,154,884 51,963,650 555,670 —
Nationwide Risk-Based
International Equity ETF 400,179 14,732,986 864,923 (4,936,007) 586,480 (232,895) 11,015,487 296,369 —
Nationwide Contract ^∞(a) $52,648,917 61,484,744 4,275,575 (13,111,402) — — 52,648,917 1,118,280 —
Total 1,420,140,878 771,918,011 (886,085,072) 378,605,180 (269,207,728) 1,415,371,269 46,698,292 24,347,774
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 9,974,917 — 147,343,097 (1,114,221) (44,839) (10,126,176) 136,057,861 6,437,936 3,758,618
NVIT Emerging Markets
Fund, Class Y 1,178,334 17,943,968 1,584,541 (1,989,095) 157,587 (1,494,914) 16,202,087 159,800 —
NVIT International Index
Fund, Class Y 6,170,501 69,869,995 4,339,192 (10,260,761) 557,532 4,727,068 69,233,026 2,123,408 —
NVIT Mid Cap Index Fund,
Class Y 305,564 27,822,435 1,426,457 (27,175,240) 5,464,637 931,943 8,470,232 122,694 526,787
NVIT S&P 500 Index Fund,
Class Y – 106,026,675 11,468,205 (144,029,559) 59,078,444 (32,543,765) — 44,439 834,542
NVIT Small Cap Index Fund,
Class Y – 7,735,378 316,360 (9,017,166) 1,182,299 (216,871) — 4,584 152,410
Nationwide Core Plus Bond
Fund, Class R6 3,769,596 38,290,291 6,538,717 (4,193,305) (78,711) (1,202,407) 39,354,585 850,274 319,846
Nationwide Inflation-
Protected Securities Fund,
Class R6 178,016 1,921,198 257,190 (209,665) (335) (15,549) 1,952,839 85,037 21,937
NVIT Bond Index Fund,
Class Y 10,954,429 113,624,082 21,330,905 (12,529,725) (369,334) (4,733,990) 117,321,938 2,485,869 396,925
NVIT Short Term Bond Fund,
Class Y 1,906,815 22,886,845 2,069,926 (5,067,779) (16,622) (289,375) 19,582,995 280,301 —
Nationwide Risk-Based
International Equity ETF 129,822 4,862,438 375,493 (1,777,177) 204,280 (91,502) 3,573,532 96,145 —
Nationwide Risk-Based U.S.
Equity ETF 121,454 7,193,915 — (3,212,160) 1,099,240 (91,665) 4,989,330 59,547 —
Nationwide Contract ^∞(a) $51,613,238 55,199,547 4,799,931 (8,386,240) — — 51,613,238 1,091,291 —
Total 473,376,767 201,850,014 (228,962,093) 67,234,178 (45,147,203) 468,351,663 13,841,325 6,011,065

114 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual fund or an ETF) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at
etf.nationwide.com for series of ESS or at the SEC's website at
www.sec.gov.
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Investor Destinations Managed Growth
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 30,722,231 — 454,363,962 (3,934,938) (124,371) (31,253,425) 419,051,228 19,851,103 11,587,514
NVIT Emerging Markets
Fund, Class Y 3,782,963 55,028,846 5,559,890 (4,187,918) 256,306 (4,641,388) 52,015,736 506,059 —
NVIT International Index
Fund, Class Y 18,112,763 196,392,690 9,504,440 (17,545,449) 978,749 13,894,769 203,225,199 6,234,247 —
NVIT Mid Cap Index Fund,
Class Y 828,522 78,423,824 3,129,694 (76,791,529) 15,373,939 2,830,708 22,966,636 337,398 1,530,746
NVIT S&P 500 Index Fund,
Class Y – 317,538,907 26,974,840 (425,232,648) 182,669,583 (101,950,682) — 137,495 2,582,095
NVIT Small Cap Index Fund,
Class Y – 18,450,745 658,264 (21,390,674) 2,429,348 (147,683) — 11,308 375,992
Nationwide Core Plus Bond
Fund, Class R6 8,237,265 79,891,738 14,61 8,348 (5,788,151) (151,851) (2,573,033) 85,997,051 1,825,534 699,603
Nationwide Inflation-
Protected Securities Fund,
Class R6 444,557 4,581,232 664,832 (330,750) 265 (38,790) 4,876,789 212,280 54,835
NVIT Bond Index Fund,
Class Y 22,893,107 226,724,217 45,417,083 (16,589,161) (641,698) (9,725,268) 245,185,173 5,205,810 823,277
NVIT Short Term Bond Fund,
Class Y 2,381,017 34,109,113 2,520,312 (11,809,966) (29,641) (336,771) 24,453,047 350,723 —
Nationwide Risk-Based
International Equity ETF 325,498 11,658,632 958,668 (3,926,081) 459,370 (190,801) 8,959,788 241,061 —
Nationwide Risk-Based U.S.
Equity ETF 304,518 17,248,670 — (7,194,163) 2,460,971 (5,878) 12,509,600 149,300 —
Nationwide Contract ^∞(a) $85,932,915 95,314,173 7,740,067 (17,121,325) — — 85,932,915 1,783,693 —
Total 1,135,362,787 572,110,400 (611,842,753) 203,680,970 (134,138,242) 1,165,173,162 36,846,011 17,654,062
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 115
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s annual report
to shareholders, which is available at www.nationwide.com/
mutualfundsnvit for series of the Trust, at www.nationwide.com/
mutualfunds for series of NMF and at etf.nationwide.com for
series of ESS or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 263,010,951 $ 227,482,831
Investor Destinations Moderately Aggressive 703,504,828 717,146,168
Investor Destinations Moderate 1,252,014,900 1,417,388,572
Investor Destinations Moderately Conservative 271,464,194 334,840,071
Investor Destinations Conservative 187,781,264 281,530,943
Investor Destinations Balanced 666,006,018 790,432,002
Investor Destinations Capital Appreciation 830,071,611 930,734,024
Investor Destinations Managed Growth & Income 220,216,810 240,150,067
Investor Destinations Managed Growth 623,857,717 638,791,140
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

116 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Mergers
At close of business on October 23, 2020, NVIT Investor
Destinations Moderate (“Acquiring Fund”) acquired all of the net assets of NVIT DFA Moderate Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020.
The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA
that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of
2,772,001 shares of the Acquiring Fund, valued at $31,198,598, for the assets of the Target Fund. The investment portfolio of the
Target Fund, with a fair value of $31,219,106 and identified cost of $31,206,670 at October 23, 2020, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $2,348,064,841.
The net assets of the Acquiring Fund immediately following
the acquisition were $2,379,263,439. For financial reporting purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II and
Class P shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT DFA Moderate Fund $12,436
Class II
2,273,302 $26,940,392 $11.8508
Class P
365,736 4,258,206 11.6428
Acquiring Fund
NVIT Investor Destinations Moderate Fund $368,328,890
Class II
206,074,212 $2,320,892,808 $11.2624
Class P
2,424,376 27,172,033 11.2078
After Reorganization
NVIT Investor Destinations Moderate Fund $368,341,326
Class II
208,466,281 $2,347,833,200 $11.2624
Class P
2,804,308 31,430,239 11.2078

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 117
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $35,819,596;
Net gains (losses) on investments $25,632,321;
Net change in unrealized appreciation/depreciation $165,383,142; and
Net increase (decrease) in net assets resulting from operations $226,835,060.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 23, 2020.
At close of business on October 23, 2020, NVIT Investor
Destinations Capital Appreciation (“Acquiring Fund”) acquired all of the net assets of NVIT DFA Capital Appreciation Fund
(“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020. The reorganization of the Target Fund was not required to be approved by the shareholders of the
Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 1,592,816 shares of the Acquiring
Fund, valued at $26,961,831, for the assets of the Target Fund.
The investment portfolio of the Target Fund, with a fair value of $26,979,319 and identified cost of $26,962,590 at October
23, 2020, was the principal asset acquired by the Acquiring
Fund. The net assets of the Acquiring Fund immediately
before the acquisition were $1,363,292,018. The net assets
of the Acquiring Fund immediately following the acquisition
were $1,390,253,849. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were
recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II and Class P shares of the
Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $20,119,829;
Net gains (losses) on investments $19,141,482;
Net change in unrealized appreciation/depreciation $108,586,717; and
Net increase (decrease) in net assets resulting from operations $147,848,028.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 23, 2020.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT DFA Capital Appreciation Fund $16,729
Class II
2,040,524 $25,583,081 $12.5375
Class P
114,680 1,378,750 12.0226
Acquiring Fund
NVIT Investor Destinations Capital Appreciation Fund $247,970,193
Class II
79,842,284 $1,351,823,426 $16.9312
Class P
680,542 11,468,592 16.8522
After Reorganization
NVIT Investor Destinations Capital Appreciation Fund $247,986,922
Class II
81,353,286 $1,377,406,507 $16.9312
Class P
762,356 12,847,342 16.8522

118 - Notes to Financial Statements - December 31, 2021 - Investor Destinations Funds
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 1,088,992 $ 5,876,359 $ 6,965,351 $ – $ 6,965,351
Investor Destinations Moderately Aggressive 2,001,083 17,863,068 19,864,151 – 19,864,151
Investor Destinations Moderate 4,868,046 28,516,032 33,384,078 – 33,384,078
Investor Destinations Moderately
Conservative 1,750,187 6,607,835 8,358,022 – 8,358,022
Investor Destinations Conservative 2,088,611 3,940,005 6,028,616 – 6,028,616
Investor Destinations Balanced 5,059,703 13,376,621 18,436,324 – 18,436,324
Investor Destinations Capital Appreciation 2,563,686 22,582,335 25,146,021 – 25,146,021
Investor Destinations Managed Growth &
Income 4,215,011 8,602,665 12,817,676 – 12,817,676
Investor Destinations Managed Growth 16,265,780 32,636,688 48,902,468 – 48,902,468
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 622,681 $ 18,352,351 $ 18,975,032 $ – $ 18,975,032
Investor Destinations Moderately Aggressive 2,255,674 63,723,966 65,979,640 – 65,979,640
Investor Destinations Moderate 3,816,342 130,148,454 133,964,796 – 133,964,796
Investor Destinations Moderately
Conservative 1,290,713 22,073,428 23,364,141 – 23,364,141
Investor Destinations Conservative 792,167 7,226,461 8,018,628 – 8,018,628
Investor Destinations Balanced 2,820,153 42,772,648 45,592,801 – 45,592,801
Investor Destinations Capital Appreciation 2,623,655 78,144,218 80,767,873 – 80,767,873
Investor Destinations Managed Growth &
Income 592,742 5,329,041 5,921,783 – 5,921,783
Investor Destinations Managed Growth 1,391,817 20,856,998 22,248,815 – 22,248,815
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 15,505,337 $ 87,931,439 $ 103,436,776 $ – $ – $ 13,290,770 $ 116,727,546
Investor Destinations Moderately
Aggressive 37,699,792 329,474,177 367,173,969 – – 44,707,353 411,881,322
Investor Destinations Moderate 71,739,983 596,352,449 668,092,432 – – 39,323,818 707,416,250
Investor Destinations Moderately
Conservative 19,184,437 113,370,828 132,555,265 – – 14,887,557 147,442,822
Investor Destinations Conservative 14,311,952 42,775,557 57,087,509 – – 7,781,347 64,868,856
Investor Destinations Balanced 38,993,855 270,296,373 309,290,228 – – 19,671,145 328,961,373
Investor Destinations Capital
Appreciation 43,490,908 400,670,921 444,161,829 – – 60,033,714 504,195,543
Investor Destinations Managed
Growth & Income 11,939,254 46,509,190 58,448,444 – – (4,275,165) 54,173,279
Investor Destinations Managed
Growth 32,290,710 188,293,329 220,584,039 – – (10,342,637) 210,241,402
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Investor Destinations Funds - December 31, 2021 - Notes to Financial Statements - 119
As of December 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 391,350,851 $ 29,953,533 $ (16,662,763) $ 13,290,770
Investor Destinations Moderately Aggressive 1,166,183,510 94,734,496 (50,027,143) 44,707,353
Investor Destinations Moderate 2,509,502,126 128,386,217 (89,062,399) 39,323,818
Investor Destinations Moderately Conservative 777,588,512 34,653,840 (19,766,283) 14,887,557
Investor Destinations Conservative 738,041,071 19,516,821 (11,735,474) 7,781,347
Investor Destinations Balanced 1,610,706,041 61,545,894 (41,874,749) 19,671,145
Investor Destinations Capital Appreciation 1,490,147,222 111,012,413 (50,978,699) 60,033,714
Investor Destinations Managed Growth & Income 499,761,512 18,500,733 (11,835,867) 6,664,866
Investor Destinations Managed Growth 1,247,597,324 52,001,522 (34,988,596) 17,012,926

120 - Report of Independent Registered Public Accounting Firm - December 31, 2021 - Investor Destinations Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations
Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations
Managed Growth & Income Fund and NVIT Investor Destinations Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Investor
Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor
Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth &
Income Fund and NVIT Investor Destinations Managed Growth Fund (nine of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31,
2021, and for NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund and NVIT Investor Destinations Managed Growth & Income Fund, the statements of cash flows for the year ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
December 31, 2021, for NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative
Fund, NVIT Investor Destinations Balanced Fund and NVIT Investor Destinations Managed Growth & Income Fund, the results of each of their cash flows for the year then ended, and each of the financial highlights for each of the five years in the period ended
December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent, Nationwide Contract issuer and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Investor Destinations Funds - December 31, 2021 (Unaudited) - Supplemental Information - 121
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income
Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and any Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.

122 - Supplemental Information - December 31, 2021 (Unaudited) - Investor Destinations Funds
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and any Sub-Adviser.
The activities of the Adviser in selecting, overseeing, and
evaluating the Sub-Adviser (if applicable); reporting by the
Adviser to the Trustees regarding the Sub-Adviser; and
steps taken by the Adviser, where appropriate, to identify
replacement Sub-Advisers and to put those Sub-Advisers in
place.
The investment advisory and oversight capabilities of
the Adviser, including, among other things, its expertise
in investment, economic, financial analysis and its asset
allocation methodology.
The Adviser’s and any Sub-Adviser’s personnel and
methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation
of the Adviser’s advisory personnel; the Adviser’s and
Sub-Adviser’s investment processes; the Adviser’s risk
assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Adviser (if applicable).
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
The Trustees noted that each of NVIT Investor Destinations
Managed Growth Fund and NVIT Investor Destinations Managed
Growth & Income Fund was shown to pay actual management
fees in the second quintile of its peer group, but that each of the other Funds was shown to pay actual management fees higher
than its peer group median (in the fourth or fifth quintiles of their peers, other than Nationwide Investor Destinations Moderately
Conservative Fund, whose fees were shown to be in the third
quintile). They noted, however, that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median. The Trustees considered the
Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s
investment program than a comparison with other funds’
advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with
continuation of the Fund’s Advisory Agreements.
The Trustees considered that each Fund other than NVIT
Investor Destinations Moderately Aggressive Fund was shown
to have experienced three-year performance below its peer
group median for the three-year period ending June 30, 2021, performing in the fourth or fifth quintile of its peer group. With respect to NVIT Investor Destinations Moderately Aggressive
Fund, the Trustees considered that the Fund was shown
to have experienced three-year performance for the period
ended June 30, 2021 above its peer group median, within the
third quintile of its peer group. The Trustees considered, with respect to NVIT Investor Destinations Capital Appreciation
Fund, NVIT Investor Destinations Managed Growth Fund, and
NVIT Investor Destinations Moderate Fund, that investment
performance had improved to the third quintile of its peer group for the one-year period ended June 30, 2021 (or the second
quintile for NVIT Investor Destinations Managed Growth Fund).
The Trustees considered the Adviser’s statement, with respect to the Funds generally, that the Funds underperformed due to a number of factors, including a relatively conservative asset allocation compared to many peer funds, resulting in smaller allocations to growth equities and larger allocations to fixed-
income instruments with short durations compared to those
held by many peer funds. The Trustees considered changes
that the Adviser has made and plans to make to the asset
allocation and investment selection approaches employed
by the Adviser to improve performance. In addition, as to
NVIT Investor Destinations Managed Growth Fund and NVIT
Investor Destinations Managed Growth & Income Fund, which
performed in the fourth and fifth quintile, respectively, of their peer groups for the three-year period ended June 30, 2021, the
Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may
have the effect of causing the Fund to underperform its peers under various market conditions including market conditions
experienced by the Funds in recent years, but that the overlay is performing as intended.

Investor Destinations Funds - December 31, 2021 (Unaudited) - Supplemental Information - 123
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee
breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those
breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as
well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level. The Board also considered the
extent to which economies of scale realized by the Adviser
could be shared with a Fund through fee waivers, expense
reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 10.17%
Investor Destinations Moderately Aggressive 9.76
Investor Destinations Moderate 7.72
Investor Destinations Moderately Conservative 6.40
Investor Destinations Conservative 3.31
Investor Destinations Balanced 7.55
Investor Destinations Capital Appreciation 8.57
Investor Destinations Managed Growth & Income 8.14
Investor Destinations Managed Growth 9.29
Fund Amount
Investor Destinations Aggressive $ 5,876,359
Investor Destinations Moderately Aggressive 17,863,068
Investor Destinations Moderate 28,516,032
Investor Destinations Moderately Conservative 6,607,835
Investor Destinations Conservative 3,940,005
Investor Destinations Balanced 13,376,621
Investor Destinations Capital Appreciation 22,582,335
Investor Destinations Managed Growth & Income 8,602,665
Investor Destinations Managed Growth 32,636,688

124 - Supplemental Information - December 31, 2021 (Unaudited) - Investor Destinations Funds
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2021, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Investor Destinations Aggressive $ 2,477,485 $ 0.0919
Investor Destinations Moderately Aggressive 6,364,543 0.0777
Investor Destinations Moderate 10,634,045 0.0565
Investor Destinations Moderately Conservative 2,413,785 0.0370
Investor Destinations Conservative 1,132,622 0.0173
Investor Destinations Balanced 5,655,424 0.0621
Investor Destinations Capital Appreciation 6,799,048 0.0925
Investor Destinations Managed Growth & Income 1,681,135 0.0393
Investor Destinations Managed Growth 5,099,081 0.0510
Fund Amount Per Share
Investor Destinations Aggressive $ 271,236 $ 0.0101
Investor Destinations Moderately Aggressive 700,535 0.0085
Investor Destinations Moderate 1,184,599 0.0063
Investor Destinations Moderately Conservative 225,887 0.0035
Investor Destinations Conservative 135,495 0.0021
Investor Destinations Balanced 636,384 0.0070
Investor Destinations Capital Appreciation 731,645 0.0100
Investor Destinations Managed Growth & Income 188,639 0.0044
Investor Destinations Managed Growth 580,636 0.0058

Investor Destinations Funds - December 31, 2021 - Management Information - 125
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

126 - Management Information - December 31, 2021 - Investor Destinations Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - December 31, 2021 - Management Information - 127
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

128 - Market Index Definitions - December 31, 2021 - Investor Destinations Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Investor Destinations Funds - December 31, 2021 - Market Index Definitions - 129
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

130 - Market Index Definitions - December 31, 2021 - Investor Destinations Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Investor Destinations Funds - December 31, 2021 - Market Index Definitions - 131
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

132 - Market Index Definitions - December 31, 2021 - Investor Destinations Funds
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-ID (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 39
Statements of Investments 41
Statements of Assets and Liabilities 50
Statements of Operations 58
Statements of Changes in Net Assets 62
Financial Highlights 68
Notes to Financial Statements 77
Report of Independent Registered Public Accounting Firm 96
Supplemental Information 97
Management Information 101
Market Index Definitions 104

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT Blueprint
SM
Aggressive Fund - December 31, 2021 - Fund Commentary - 3
For the annual reporting period ended December 31, 2021,
the NVIT Blueprint
SM
Aggressive Fund Class II returned
20.10%* versus 17.31% for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison, the
return for the fund's closest Morningstar
®
peer category, US
Insurance Allocation--85%+ Equity (consisting of 189 Funds
as of December 31, 2021), was 17.92% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recover, driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund returns were the underlying
NVIT Core Bond Fund, the NVIT BNY Mellon Core Plus Bond
Fund, and the Nationwide Bond Fund, which registered -0.88%,
-0.50%, and -0.77%, respectively, during the reporting period.
These fixed income funds were all challenged by rising interest rates as the market anticipated tightening by the Federal
Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s nine underlying investments held during
the reporting period posted positive returns. The underlying
NVIT GS Large Cap Equity Insights Fund, NVIT U.S. 130/30
Equity Fund, and NVIT GS International Equity Insights Fund
returned 29.98%, 36.09%, and 11.65%, respectively, and were
the largest contributors to the Fund’s returns for the period.
Positive returns in these equity funds were driven by the global recovery and an investor shift to riskier asset classes. The
Fund still holds these securities.
During the second quarter of 2021, The Fund added to the NVIT
130/30 Fund, NVIT GS Small Cap Equity Insights Fund, and
the NVIT GS Emerging Markets Equity Insights and reduced
exposure in the Goldman Sachs International Equity Insights
Fund and the Nationwide International Small Cap Fund. This
change in positioning reduced international equity exposure
in favor of domestic mid and small cap exposure, with the
rationale that domestic equities were better positioned to lead the global reopening trade and the Fund could shift to riskier assets as the markets recovered.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors , the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC provides asset allocation consulting services to Nationwide Fund Advisors. In addition, Nationwide Asset
Management serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with Nationwide Fund Advisors.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

4 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Aggressive Fund
Asset Allocation
1
Equity Funds 91.7%
Fixed Income Funds 8.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 40.1%
NVIT U.S. 130/30 Equity Fund, Class Y 18.3%
NVIT GS International Equity Insights Fund, Class Y 14.3%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.3%
Nationwide International Small Cap Fund, Class R6 6.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 4.3%
NVIT Core Bond Fund, Class Y 3.3%
Nationwide Bond Fund, Class R6 0.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2021 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 20.19% 12.50% 11.70% 3/27/2008
Class II 20.10% 12.37% 11.60% 3/27/2008
Morningstar
®
Aggressive
Target Risk Index 17.31% 13.38% 11.93%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.17% 1.05%
Class II 1.42% 1.14%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Aggressive Fund versus performance
of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2021 - Fund Commentary - 7
For the annual reporting period ended December 31, 2021, the
NVIT Blueprint
SM
Moderately Aggressive Fund Class II returned
18.06%* versus 14.05% for its benchmark, the Morningstar
®
Moderate Aggressive Target Risk Index. For broader
comparison, the return for the Fund's closest Morningstar
®
peer category, U.S. Insurance Allocation--70% to 85% Equity
(consisting of 320 Funds as of December 31, 2021), was
15.95% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report's Fund Performance
section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund,
and Nationwide Bond Fund, which registered -0.88%, -0.50%,
and -0.77%, respectively, during the reporting period. These fixed income funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve
to combat high inflation. The Fund still holds these securities.
Most of the Fund’s nine underlying investments held during the reporting period posted positive returns. The underlying NVIT
GS Large Cap Equity Insights Fund, NVIT US 130/30 Equity
Fund, and the NVIT GS International Equity Insights Fund
returned 29.98%, 36.09%, and 11.65%, respectively, and were
the largest contributors to Fund performance for the reporting period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the second quarter of 2021, the Fund increased exposure to the NVIT 130/30 Fund, NVIT GS Small Cap Equity Insights
Fund, and the NVIT GS Emerging Markets Equity Insights Fund
and reduced exposure to the Goldman Sachs International
Equity Insights Fund and Nationwide International Small Cap
Fund. This change in positioning reduced international equity exposure in favor of domestic mid and small cap exposure, with the rationale that domestic equities were better positioned to lead the global reopening trade and the Fund could move to
riskier assets as the markets recover.
During the period, there were not any liquidity events that
materially impacted performance, and the Fund did not hold
derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC provides asset allocation consulting services to Nationwide Fund Advisors. In addition, Nationwide Asset
Management serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with Nationwide Fund Advisors.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 84.0%
Fixed Income Funds 16.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 38.1%
NVIT U.S. 130/30 Equity Fund, Class Y 16.7%
NVIT GS International Equity Insights Fund, Class Y 12.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 8.1%
NVIT Core Bond Fund, Class Y 6.3%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.1%
Nationwide International Small Cap Fund, Class R6 5.8%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.5%
Nationwide Bond Fund, Class R6 1.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2021 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 18.12% 11.69% 10.66% 3/27/2008
Class II 18.06% 11.60% 10.57% 3/27/2008
Morningstar
®
Moderately
Aggressive Target Risk
Index 14.05% 12.03% 10.59%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.10% 0.99%
Class II 1.35% 1.08%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Moderately Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Aggressive Fund versus
performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/21. Unlike the
Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderate Fund - December 31, 2021 - Fund Commentary - 11
For the annual reporting period ended December 31, 2021,
the NVIT Blueprint
SM
Moderate Fund Class II returned 13.46%
versus 10.20% for its benchmark, the Morningstar
®
Moderate
Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, US Insurance
Allocation--50% to 70% Equity (consisting of 710 funds as
of December 31, 2021), was 13.09% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond
Fund, and the NVIT Short Term Bond Fund which registered
-0.88%, -0.50%, and -0.19%, respectively, during the reporting period. These fixed income funds were all challenged by
rising interest rates as the market anticipated tightening by the
Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
NVIT GS Large Cap Equity Insights Fund, NVIT US 130/30
Equity Fund, and NVIT GS International Equity Insights Fund
returned 29.98%, 36.09%, and 11.65%, respectively, and were
the largest contributors to Fund performance for the period.
Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes.
The Fund still holds these securities.
During the second quarter of 2021, The Fund increased
exposure to the NVIT 130/30 Fund, NVIT GS Small Cap Equity
Insights Fund, and the NVIT GS Emerging Markets Equity
Insights Fund and reduced exposure to the Goldman Sachs
International Equity Insights Fund and Nationwide International
Small Cap Fund. This change in positioning reduced
international equity exposure in favor of domestic mid and
small cap exposure, with the rationale that domestic equities were better positioned to lead the global reopening trade and the Fund could move to riskier assets as the markets recover.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC provides asset allocation consulting services to Nationwide Fund Advisors. In addition, Nationwide Asset
Management serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with Nationwide Fund Advisors.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Moderate Fund
Asset Allocation
1
Equity Funds 65.2%
Fixed Income Funds 34.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 29.6%
NVIT U.S. 130/30 Equity Fund, Class Y 13.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 13.1%
NVIT GS International Equity Insights Fund, Class Y 10.8%
NVIT Core Bond Fund, Class Y 10.5%
NVIT Short Term Bond Fund, Class Y 7.7%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.3%
Nationwide International Small Cap Fund, Class R6 3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.6%
Nationwide Bond Fund, Class R6 2.2%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Moderate Fund - December 31, 2021 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 13.64% 9.56% 8.77% 3/27/2008
Class II 13.46% 9.46% 8.67% 3/27/2008
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 8.75%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.02% 0.92%
Class II 1.27% 1.01%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderate Fund versus performance of the
Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2021 - Fund Commentary - 15
For the annual reporting period ended December 31, 2021,
the NVIT Blueprint
SM
Moderately Conservative Fund Class
II returned 9.03% versus 6.37% for its benchmark, the
Morningstar
®
Moderate Conservative Target Risk Index.
For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, US Insurance Allocation--30%
to 50% Equity (consisting of 503 funds as of December 31,
2021), was 8.74% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond
Fund, and the NVIT Short Term Bond Fund, which registered
-0.88%, -0.50%, and -0.19%, respectively, during the reporting period. These fixed income funds were all challenged by
rising interest rate, as the market anticipated tightening by the
Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s twelve underlying investments held during the reporting period posted positive returns. The underlying NVIT
GS Large Cap Equity Insights Fund, NVIT US 130/30 Equity
Fund, and the underlying NVIT GS International Equity Insights
Fund returned 29.98%, 36.09%, and 11.65%, respectively,
and were the largest contributors to Fund performance for the period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the second quarter of 2021, the Fund increased exposure to the NVIT 130/30 Fund, NVIT GS Small Cap Equity Insights
Fund, and the NVIT GS Emerging Markets Equity Insights
and reduced exposure to the Goldman Sachs International
Equity Insights Fund and Nationwide International Small Cap
Fund. This change in positioning reduced international equity exposure in favor of domestic mid and small cap exposure, with the rationale that domestic equities were better positioned to lead the global reopening trade and the Fund could move to
riskier assets as the markets recovered.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC provides asset allocation consulting services to Nationwide Fund Advisors. In addition, Nationwide Asset
Management serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with Nationwide Fund Advisors.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 54.7%
Equity Funds 45.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 21.0%
NVIT Short Term Bond Fund, Class Y 17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 16.4%
NVIT Core Bond Fund, Class Y 13.7%
NVIT U.S. 130/30 Equity Fund, Class Y 9.9%
NVIT GS International Equity Insights Fund, Class Y 8.0%
Nationwide Bond Fund, Class R6 3.7%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 1.9%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.8%
Other Holdings 3.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2021 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 9.23% 7.41% 6.73% 3/27/2008
Class II 9.03% 7.30% 6.63% 3/27/2008
Morningstar
®
Moderately
Conservative Target Risk
Index 6.37% 8.11% 6.85%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.96% 0.86%
Class II 1.21% 0.95%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Moderately Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Conservative Fund versus
performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/21. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Conservative Fund - December 31, 2021 - Fund Commentary - 19
For the annual reporting period ended December 31, 2021,
the NVIT Blueprint
SM
Conservative Fund Class II returned
4.38% versus 2.26% for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the
return for the Fund's closest Morningstar
®
peer category, US
Insurance Allocation--15% to 30% Equity (consisting of 193
Funds as of December 31, 2021), was 3.61% for the same
period. Performance for the Fund's other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the
underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus
Bond Fund, and NVIT Short Term Bond Fund which registered
-0.88%, -0.50%, and -0.19%, respectively, during the reporting period. These fixed income funds were all challenged by
rising interest rates as the market anticipated tightening by the
Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
NVIT GS Large Cap Equity Insights Fund, NVIT US 130/30
Equity Fund, and the NVIT GS International Equity Insights
Fund returned 29.98%, 36.09%, and 11.65%, respectively,
and were the largest contributors to Fund performance for the reporting period. Positive returns in these Funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the second quarter of 2021, the Fund increased exposure to the NVIT 130/30 Fund, NVIT GS Small Cap Equity Insights
Fund, and the NVIT GS Emerging Markets Equity Insights
while reducing exposure in the Goldman Sachs International
Equity Insights Fund and Nationwide International Small Cap
Fund. This change in positioning reduced international equity exposure in favor of domestic mid and small cap exposure, with the rationale that domestic equities were better positioned to lead the global reopening trade and the Fund could move to
riskier assets as the markets recover.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC provides asset allocation consulting services to Nationwide Fund Advisors. In addition, Nationwide Asset
Management serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with Nationwide Fund Advisors.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Conservative Fund
Asset Allocation
1
Fixed Income Funds 77.0%
Equity Funds 23.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Short Term Bond Fund, Class Y 27.7%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 21.2%
NVIT Core Bond Fund, Class Y 16.4%
NVIT GS Large Cap Equity Insights Fund, Class Y 11.1%
Nationwide Bond Fund, Class R6 5.3%
NVIT U.S. 130/30 Equity Fund, Class Y 5.1%
NVIT GS International Equity Insights Fund, Class Y 4.5%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 1.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 0.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Conservative Fund - December 31, 2021 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 4.49% 5.26% 4.63% 3/27/2008
Class II 4.38% 5.18% 4.54% 3/27/2008
Morningstar
®
Conservative
Target Risk Index 2.26% 5.70% 4.57%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.89% 0.79%
Class II 1.14% 0.88%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Conservative Fund versus performance
of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Balanced Fund - December 31, 2021 - Fund Commentary - 23
For the annual reporting period ended December 31, 2021,
the NVIT Blueprint
SM
Balanced Fund Class II returned 11.00%
versus 10.20% for its benchmark, the Morningstar
®
Moderate
Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, US Insurance
Allocation--30% to 50% Equity (consisting of 503 Funds
as of December 31, 2021), was 8.74% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the
underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus
Bond Fund, and NVIT Short Term Bond Fund, which registered
-0.88%, -0.50%, and -0.19%, respectively, during the reporting period. These fixed income funds were all challenged by rising interest rates as the market anticipated tightening by the
Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
NVIT GS Large Cap Equity Insights Fund, NVIT US 130/30
Equity Fund, and NVIT GS International Equity Insights Fund
returned 29.98%, 36.09%, and 11.65%, respectively, and were
the largest contributors to the Fund’s performance for the
reporting period. Positive returns in these equity funds were driven by the global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
During the second quarter of 2021, the Fund added exposure
to the NVIT 130/30 Fund, NVIT GS Small Cap Equity Insights
Fund, and the NVIT GS Emerging Markets Equity Insights Fund
while reducing exposure in the Goldman Sachs International
Equity Insights Fund and Nationwide International Small Cap
Fund. This change in positioning reduced international equity exposure in favor of domestic mid and small cap exposure, with the rationale that domestic equities were better positioned to lead the global reopening trade and the Fund could move to
riskier assets as the markets recovered.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC provides asset allocation consulting services to Nationwide Fund Advisors. In addition, Nationwide Asset
Management serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with Nationwide Fund Advisors.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Balanced Fund
Asset Allocation
1
Equity Funds 54.1%
Fixed Income Funds 45.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 22.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 15.7%
NVIT Core Bond Fund, Class Y 12.9%
NVIT Short Term Bond Fund, Class Y 12.7%
NVIT U.S. 130/30 Equity Fund, Class Y 11.4%
NVIT GS International Equity Insights Fund, Class Y 11.2%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.1%
Nationwide Bond Fund, Class R6 3.2%
Nationwide International Small Cap Fund, Class R6 2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.2%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Balanced Fund - December 31, 2021 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 11.12% 8.33% 7.66% 3/27/2008
Class II 11.00% 8.24% 7.56% 3/27/2008
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 8.75%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.99% 0.89%
Class II 1.24% 0.98%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Balanced Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Balanced Fund versus performance of
the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2021 - Fund Commentary - 27
For the annual reporting period ended December 31, 2021, the
NVIT Blueprint
SM
Capital Appreciation Fund Class II returned
15.76%* versus 10.20% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the
return for the Fund's closest Morningstar
®
peer category, US
Insurance Allocation--50% to 70% Equity (consisting of 710
Funds as of December 31, 2021), was 13.09% for the same
period. Performance for the Fund's other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund,
and Nationwide Bond Fund, which registered -0.88%, -0.50%,
and -0.77%, respectively, during the reporting period. These fixed income funds were all challenged by rising interest rates as the market anticipated tightening by the Federal Reserve
to combat high inflation. The Fund still holds these securities.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
NVIT GS Large Cap Equity Insights Fund, NVIT US 130/30
Equity Fund, and NVIT GS International Equity Insights Fund
returned 29.98%, 36.09%, and 11.65%, respectively, and were
the largest contributors to Fund performance for the period.
Positive returns in these equity funds were driven by the global recovery and an investor shift to riskier asset classes. The
Fund still holds these securities.
During the second quarter of 2021, the Fund added exposure
to the NVIT 130/30 Fund, NVIT GS Small Cap Equity Insights
Fund, and the NVIT GS Emerging Markets Equity Insights Fund
and reduced exposure to the Goldman Sachs International
Equity Insights Fund and the Nationwide International Small
Cap Fund. This change in positioning reduced international
equity exposure in favor of domestic mid and small cap
exposure, with the rationale that domestic equities were better positioned to lead the global reopening trade and the Fund
could move to riskier assets as the markets recovered.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
The Fund did not hold derivatives during the reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds. The
Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC provides asset allocation consulting services to Nationwide Fund Advisors. In addition, Nationwide Asset
Management serves as the subadviser to certain other Nationwide Funds.
Nationwide Asset Management is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with Nationwide Fund Advisors.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

28 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Capital Appreciation Fund
Asset Allocation
1
Equity Funds 73.9%
Fixed Income Funds 26.1%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 33.3%
NVIT U.S. 130/30 Equity Fund, Class Y 13.7%
NVIT GS International Equity Insights Fund, Class Y 12.5%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 10.5%
NVIT Core Bond Fund, Class Y 8.7%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.1%
Nationwide International Small Cap Fund, Class R6 4.6%
NVIT Short Term Bond Fund, Class Y 4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.7%
Nationwide Bond Fund, Class R6 1.7%
NVIT DoubleLine Total Return Tactical Fund, Class Y 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2021 - Fund Commentary - 29
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 15.75% 10.64% 9.78% 3/27/2008
Class II 15.76% 10.54% 9.69% 3/27/2008
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 8.75%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.04% 0.94%
Class II 1.29% 1.03%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

30 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Capital Appreciation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Capital Appreciation Fund versus
performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2021 - Fund Commentary - 31
For the annual reporting period ended December 31, 2021,
the NVIT Blueprint
SM
Managed Growth & Income Fund
Class II returned 10.08% versus 10.20% for its benchmark,
the Morningstar
®
Moderate Target Risk Index. For broader
comparison, the return for the Fund's closest Morningstar
®
peer category, US Insurance Allocation--30% to 50% Equity
(consisting of 503 Funds as of December 31, 2021), was 8.74%
for the same period. Performance for the Fund's other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher, supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the underlying
NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond
Fund, and the NVIT Short Term Bond Fund, which registered
-0.88%, -0.50%, and -0.19%, respectively, during the reporting period. These fixed income funds were all challenged by
rising interest rates as the market anticipated tightening by the
Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
NVIT GS Large Cap Equity Insights Fund, NVIT US 130/30
Equity Fund, and the NVIT GS International Equity Insights
Fund returned 29.98%, 36.09%, and 11.65%, respectively,
and were the largest contributors to Fund performance for the reporting period. Positive returns in these equity funds were driven by the global recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
Through the volatility overlay sleeve, the Fund utilized
derivatives to manage its total exposure to equity markets.
Specifically, the Fund buys and/or sells index future contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index as dictated by an algorithm that
determines – based on numerous variables – whether the
Fund’s equity exposure should be increased or decreased
based on the volatility to the Fund associated with prevailing market conditions.
Equity volatility, as measured by a proprietary algorithm, varied over the course of 2021. Broad market volatility (S&P 500)
ranged between approximately 9% and 20%. The reporting
period began with a lower volatility range, but it quickly spiked in late February and March, caused by lingering concerns
surrounding COVID-19 and the emergence of the Delta variant, reaching its highest volatility of the year. This provided an opportunity for the algorithm to contribute to Fund performance by reducing equity exposure. Later, market volatility gradually trended lower towards the middle of the year but was followed by another spike in volatility in December that was caused by political turmoil and the increased threat of new lockdowns.
These rapid “V-shaped” market movements are the types
of market environments where the managed funds tend to
underperform their unmanaged equivalent. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
During the second quarter of 2021, the Fund increased exposure to the NVIT 130/30 Fund, NVIT GS Small Cap Equity Insights
Fund, and the NVIT GS Emerging Markets Equity Insights Fund
and reduced exposure to the Goldman Sachs International
Equity Insights Fund and Nationwide International Small Cap
Fund. This change in positioning reduced international equity exposure in favor of domestic mid and small cap exposure, with the rationale that domestic equities were better positioned to lead the global reopening trade and the Fund could move to
riskier assets as the markets recover.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility
(Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities;
fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its
Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay.

32 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Managed Growth & Income Fund
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility
Overlay using stock index futures according to Nationwide Funds’
quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual
Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 52.8%
Fixed Income Funds 42.6%
Futures Contracts (0.1)%
Other assets in excess of liabilities 4.7%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 24.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 15.2%
NVIT Core Bond Fund, Class Y 12.6%
NVIT Short Term Bond Fund, Class Y 12.4%
NVIT U.S. 130/30 Equity Fund, Class Y 11.5%
NVIT GS International Equity Insights Fund, Class Y 11.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.0%
Nationwide Bond Fund, Class R6 3.2%
Nationwide International Small Cap Fund, Class R6 2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2021 - Fund Commentary - 33
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 10.24% 7.24% 5.11% 4/30/2014
Class II 10.08% 7.04% 5.39% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 7.96%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.99% 0.82%
Class II 1.24% 1.02%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

34 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Managed Growth & Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth & Income Fund versus
performance of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2021 - Fund Commentary - 35
For the annual reporting period ended December 31, 2021,
the NVIT Blueprint
SM
Managed Growth Fund Class II returned
15.41%* versus 10.20% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the
return for the Fund's closest Morningstar
®
peer category, U.S.
Insurance Allocation--50% to 70% Equity (consisting of 710
funds as of December 31, 2021), was 13.09% for the same
period. Performance for the Fund's other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December
31, 2021, was a product of mixed results across asset classes and underlying investments. The market environment during
the reporting period was one of reinflationary recovery driven by the global economic reopening following the beginning of
the COVID-19 pandemic, which brought economic activity back
to the markets. Though there were brief periods of volatility due to concerns about a year end surge in COVID-19 cases
and political turmoil, equity markets continued to climb higher supported by continued accommodative monetary policy,
strong company earnings, and low interest rates.
The largest detractors to Fund performance were the
underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus
Bond Fund, the NVIT Short Term Bond Fund, which registered
-0.88%, -0.50%, and -0.19%, respectively, during the reporting period. These fixed income funds were all challenged by
rising interest rates as the market anticipated tightening by the
Federal Reserve to combat high inflation. The Fund still holds these securities.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
NVIT GS Large Cap Equity Insights Fund, NVIT US 130/30
Equity Fund, NVIT GS International Equity Insights Fund
returned 29.98%, 36.09%, and 11.65%, respectively, and were
the largest contributors to Fund performance for the reporting period. Positive returns in these equity funds were driven by global economic recovery and an investor shift to riskier asset classes. The Fund still holds these securities.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index and MSCI
EAFE
®
Index as dictated by an algorithm that determines –
based on numerous variables – whether the Fund’s equity
exposure should be increased or decreased in light of the
volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2021. Broad market volatility (S&P
500) ranged between approximately 9% and 20%. The volatility range started the reporting period low, but it quickly spiked in late February and March reaching its highest volatility for the reporting period. This was due to continued concerns around
COVID-19 and the emergence of the Delta variant. In response to this, the algorithm reduced equity exposure. Later, market volatility started to trend lower and experience another spike in
December caused by political turmoil and the increased threat of new lockdowns. These rapid “V-shaped” market movements
are the types of market environments where the managed funds tend to underperform their unmanaged equivalent. However, in this case, the overlay sleeve reduced the Fund’s volatility and was a positive contributor to performance during the reporting period.
During the second quarter of 2021, the Fund increased
exposure to the NVIT 130/30 Fund, NVIT GS Small Cap
Equity Insights Fund, and the NVIT GS Emerging Markets
Equity Insights Fund, while reducing exposure in the Goldman
Sachs International Equity Insights Fund and the Nationwide
International Small Cap Fund. This change in positioning
reduced international equity exposure in favor of domestic
mid and small cap exposure, with the rationale that domestic equities were better positioned to lead the global reopening trade and the Fund could move to riskier assets as the markets recover.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility
(Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities;
fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its
Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in

36 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Managed Growth Fund
losses greater than if the Fund did not implement the Volatility Overlay.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility
Overlay using stock index futures according to Nationwide Funds’
quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual
Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 61.3%
Fixed Income Funds 32.7%
Futures Contracts 0.1%
Other assets in excess of liabilities
§
5.9%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 29.8%
NVIT U.S. 130/30 Equity Fund, Class Y 13.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 13.1%
NVIT GS International Equity Insights Fund, Class Y 10.7%
NVIT Core Bond Fund, Class Y 10.5%
NVIT Short Term Bond Fund, Class Y 7.7%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.3%
Nationwide International Small Cap Fund, Class R6 3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.6%
Nationwide Bond Fund, Class R6 2.2%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2021 - Fund Commentary - 37
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 15.72% 9.61% 6.51% 4/30/2014
Class II 15.41% 9.38% 6.71% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 10.20% 10.08% 7.96%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.00% 0.81%
Class II 1.25% 1.01%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

38 - Fund Commentary - December 31, 2021 - NVIT Blueprint
SM
Managed Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth Fund versus performance
of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Blueprint Funds - December 31, 2021 - Shareholder Expense Example - 39
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
(a)
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)(b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,058.70 1.71 0.33
Hypothetical
(c)(d)
1,000.00 1,023.54 1.68 0.33
Class II Shares
Actual
(c)
1,000.00 1,058.30 2.18 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,054.00 1.55 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,053.20 2.02 0.39
Hypothetical
(c)(d)
1,000.00 1,023.24 1.99 0.39
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 1,041.50 1.44 0.28
Hypothetical
(c)(d)
1,000.00 1,023.79 1.43 0.28
Class II Shares
Actual
(c)
1,000.00 1,041.40 1.90 0.37
Hypothetical
(c)(d)
1,000.00 1,023.34 1.89 0.37

40 - Shareholder Expense Example - December 31, 2021 - Blueprint Funds
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
(a)
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)(b)
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,030.00 1.54 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,029.80 2.00 0.39
Hypothetical
(c)(d)
1,000.00 1,023.24 1.99 0.39
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,015.10 1.52 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,014.90 1.98 0.39
Hypothetical
(c)(d)
1,000.00 1,023.24 1.99 0.39
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 1,033.20 1.43 0.28
Hypothetical
(c)(d)
1,000.00 1,023.79 1.43 0.28
Class II Shares
Actual
(c)
1,000.00 1,032.40 1.90 0.37
Hypothetical
(c)(d)
1,000.00 1,023.34 1.89 0.37
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 1,047.00 1.44 0.28
Hypothetical
(c)(d)
1,000.00 1,023.79 1.43 0.28
Class II Shares
Actual
(c)
1,000.00 1,046.10 1.91 0.37
Hypothetical
(c)(d)
1,000.00 1,023.34 1.89 0.37
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 1,028.70 1.28 0.25
Hypothetical
(c)(d)
1,000.00 1,023.95 1.28 0.25
Class II Shares
Actual
(c)
1,000.00 1,027.80 2.30 0.45
Hypothetical
(c)(d)
1,000.00 1,022.94 2.29 0.45
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,040.50 1.13 0.22
Hypothetical
(c)(d)
1,000.00 1,024.10 1.12 0.22
Class II Shares
Actual
(c)
1,000.00 1,039.80 2.16 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2021 - Statement of Investments - 41
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 91.7%
Nationwide International Small
Cap Fund, Class R6(a) 1,048,157 11,969,954
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,057,059 12,970,116
NVIT GS International Equity
Insights Fund, Class Y(a) 2,210,225 25,329,184
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,590,469 71,381,796
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 604,838 8,643,137
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,957,419 32,551,885
Total Equity Funds
(cost $121,730,806) 162,846,072
Investment Companies
Shares Value ($)
Fixed Income Funds 8.3%
Nationwide Bond Fund, Class
R6(a) 137,094 1,347,637
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 656,000 7,576,799
NVIT Core Bond Fund, Class
Y(a) 537,679 5,801,560
Total Fixed Income Funds
(cost $14,601,660) 14,725,996
Total Investment Companies
(cost $136,332,466) 177,572,068
Total Investments
(cost $136,332,466) — 100.0% 177,572,068
Liabilities in excess of other assets — 0.0%
†
(85,515)
NET ASSETS — 100.0% $ 177,486,553
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - December 31, 2021 - NVIT Blueprint
SM
Moderately Aggressive Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 84.0%
Nationwide International Small
Cap Fund, Class R6(a) 2,421,424 27,652,659
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,368,427 29,060,596
NVIT GS International Equity
Insights Fund, Class Y(a) 5,292,347 60,650,292
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,576,374 180,012,620
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,507,245 21,538,532
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,774,929 79,407,074
Total Equity Funds
(cost $288,437,387) 398,321,773
Investment Companies
Shares Value ($)
Fixed Income Funds 16.0%
Nationwide Bond Fund, Class
R6(a) 758,836 7,459,363
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 3,335,921 38,529,891
NVIT Core Bond Fund, Class
Y(a) 2,759,378 29,773,686
Total Fixed Income Funds
(cost $75,447,046) 75,762,940
Total Investment Companies
(cost $363,884,433) 474,084,713
Total Investments
(cost $363,884,433) — 100.0% 474,084,713
Liabilities in excess of other assets — 0.0%
†
(174,826)
NET ASSETS — 100.0% $ 473,909,887
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderate Fund - December 31, 2021 - Statement of Investments - 43
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 65.2%
Nationwide International Small
Cap Fund, Class R6(a) 6,487,191 74,083,718
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 10,468,358 128,446,753
NVIT GS International Equity
Insights Fund, Class Y(a) 22,867,764 262,064,571
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 46,439,661 722,136,722
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,491,681 64,186,123
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 20,375,183 338,839,297
Total Equity Funds
(cost $1,131,330,935) 1,589,757,184
Investment Companies
Shares Value ($)
Fixed Income Funds 34.8%
Nationwide Bond Fund, Class
R6(a) 5,420,497 53,283,490
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 27,612,889 318,928,870
NVIT Core Bond Fund, Class
Y(a) 23,679,792 255,504,956
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,222,620 31,903,941
NVIT Short Term Bond Fund,
Class Y(a) 18,342,111 188,373,483
Total Fixed Income Funds
(cost $851,867,388) 847,994,740
Total Investment Companies
(cost $1,983,198,323) 2,437,751,924
Total Investments
(cost $1,983,198,323) — 100.0% 2,437,751,924
Liabilities in excess of other assets — 0.0%
†
(815,657)
NET ASSETS — 100.0% $ 2,436,936,267
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - December 31, 2021 - NVIT Blueprint
SM
Moderately Conservative Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 45.3%
Nationwide International Small
Cap Fund, Class R6(a) 975,114 11,135,805
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,805,541 22,153,994
NVIT GS International Equity
Insights Fund, Class Y(a) 4,919,028 56,372,064
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 9,512,160 147,914,088
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 808,665 11,555,820
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,198,421 69,819,740
Total Equity Funds
(cost $226,199,909) 318,951,511
Investment Companies
Shares Value ($)
Fixed Income Funds 54.7%
Nationwide Bond Fund, Class
R6(a) 2,624,927 25,803,030
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,231,770 13,512,514
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,012,833 115,648,221
NVIT Core Bond Fund, Class
Y(a) 8,947,953 96,548,415
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,296,414 12,834,503
NVIT Short Term Bond Fund,
Class Y(a) 11,744,209 120,613,031
Total Fixed Income Funds
(cost $385,824,809) 384,959,714
Total Investment Companies
(cost $612,024,718) 703,911,225
Total Investments
(cost $612,024,718) — 100.0% 703,911,225
Liabilities in excess of other assets — 0.0%
†
(263,834)
NET ASSETS — 100.0% $ 703,647,391
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Conservative Fund - December 31, 2021 - Statement of Investments - 45
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 23.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 987,317 12,114,374
NVIT GS International Equity
Insights Fund, Class Y(a) 2,778,146 31,837,549
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 5,086,172 79,089,977
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 284,684 4,068,133
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 2,169,590 36,080,278
Total Equity Funds
(cost $113,486,856) 163,190,311
Investment Companies
Shares Value ($)
Fixed Income Funds 77.0%
Nationwide Bond Fund, Class
R6(a) 3,833,492 37,683,229
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,615,437 28,691,343
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 13,006,117 150,220,652
NVIT Core Bond Fund, Class
Y(a) 10,773,199 116,242,821
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,724,341 17,070,971
NVIT Short Term Bond Fund,
Class Y(a) 19,112,454 196,284,907
Total Fixed Income Funds
(cost $546,643,293) 546,193,923
Total Investment Companies
(cost $660,130,149) 709,384,234
Total Investments
(cost $660,130,149) — 100.0% 709,384,234
Liabilities in excess of other assets — 0.0%
†
(267,029)
NET ASSETS — 100.0% $ 709,117,205
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - December 31, 2021 - NVIT Blueprint
SM
Balanced Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 54.1%
Nationwide International Small
Cap Fund, Class R6(a) 4,786,385 54,660,518
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,906,246 84,739,636
NVIT GS International Equity
Insights Fund, Class Y(a) 20,263,899 232,224,286
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 30,099,484 468,046,981
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,173,436 45,348,404
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 14,130,113 234,983,778
Total Equity Funds
(cost $809,639,307) 1,120,003,603
Investment Companies
Shares Value ($)
Fixed Income Funds 45.9%
Nationwide Bond Fund, Class
R6(a) 6,806,595 66,908,827
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 28,056,879 324,056,954
NVIT Core Bond Fund, Class
Y(a) 24,751,581 267,069,560
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,881,978 28,531,577
NVIT Short Term Bond Fund,
Class Y(a) 25,593,256 262,842,743
Total Fixed Income Funds
(cost $954,033,984) 949,409,661
Total Investment Companies
(cost $1,763,673,291) 2,069,413,264
Total Investments
(cost $1,763,673,291) — 100.0% 2,069,413,264
Liabilities in excess of other assets — 0.0%
†
(706,130)
NET ASSETS — 100.0% $ 2,068,707,134
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2021 - Statement of Investments - 47
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 73.9%
Nationwide International Small
Cap Fund, Class R6(a) 10,184,778 116,310,164
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 12,396,758 152,108,220
NVIT GS International Equity
Insights Fund, Class Y(a) 27,384,964 313,831,693
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 53,641,838 834,130,588
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,568,309 93,861,141
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 20,707,656 344,368,314
Total Equity Funds
(cost $1,335,101,897) 1,854,610,120
Investment Companies
Shares Value ($)
Fixed Income Funds 26.1%
Nationwide Bond Fund, Class
R6(a) 4,464,975 43,890,700
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 22,846,318 263,874,974
NVIT Core Bond Fund, Class
Y(a) 20,295,188 218,985,082
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,205,510 21,834,550
NVIT Short Term Bond Fund,
Class Y(a) 10,491,804 107,750,824
Total Fixed Income Funds
(cost $658,354,430) 656,336,130
Total Investment Companies
(cost $1,993,456,327) 2,510,946,250
Total Investments
(cost $1,993,456,327) — 100.0% 2,510,946,250
Liabilities in excess of other assets — 0.0%
†
(830,912)
NET ASSETS — 100.0% $ 2,510,115,338
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - December 31, 2021 - NVIT Blueprint
SM
Managed Growth & Income Fund
Investment Companies 95 .4%
Shares Value ($)
Equity Funds 52.8%
Nationwide International Small
Cap Fund, Class R6(a) 1,310,623 14,967,316
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,891,575 23,209,627
NVIT GS International Equity
Insights Fund, Class Y(a) 5,545,298 63,549,115
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 8,977,998 139,607,867
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 869,520 12,425,441
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,993,487 66,411,688
Total Equity Funds
(cost $229,186,030) 320,171,054
Investment Companies
Shares Value ($)
Fixed Income Funds 42.6%
Nationwide Bond Fund, Class
R6(a) 1,856,111 18,245,572
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,640,085 88,242,981
NVIT Core Bond Fund, Class
Y(a) 6,746,489 72,794,614
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 785,273 7,774,198
NVIT Short Term Bond Fund,
Class Y(a) 6,975,818 71,641,656
Total Fixed Income Funds
(cost $259,057,035) 258,699,021
Total Investment Companies
(cost $488,243,065) 578,870,075
Total Investments
(cost $488,243,065) — 95.4% 578,870,075
Other assets in excess of liabilities — 4.6% 28,013,766
NET ASSETS — 100.0% $ 606,883,841
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (59) 3/2022 USD (6,849,310) (108,204)
Russell 2000 E-Mini Index (6) 3/2022 USD (672,840) (11,215)
S&P 500 E-Mini Index (32) 3/2022 USD (7,613,600) (144,769)
S&P Midcap 400 E-Mini Index (10) 3/2022 USD (2,837,700) (72,001)
(336,189)
As of December 31, 2021, the Fund had $986,129 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2021 - Statement of Investments - 49
Investment Companies 94.0%
Shares Value ($)
Equity Funds 61.3%
Nationwide International Small
Cap Fund, Class R6(a) 3,581,220 40,897,535
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,793,068 71,080,945
NVIT GS International Equity
Insights Fund, Class Y(a) 12,625,922 144,693,066
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 25,932,179 403,245,380
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,479,652 35,434,225
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 11,243,856 186,985,327
Total Equity Funds
(cost $627,181,430) 882,336,478
Investment Companies
Shares Value ($)
Fixed Income Funds 32.7%
Nationwide Bond Fund, Class
R6(a) 3,011,665 29,604,667
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,336,081 177,131,735
NVIT Core Bond Fund, Class
Y(a) 13,151,132 141,900,717
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,789,596 17,717,000
NVIT Short Term Bond Fund,
Class Y(a) 10,192,293 104,674,851
Total Fixed Income Funds
(cost $472,646,192) 471,028,970
Total Investment Companies
(cost $1,099,827,622) 1,353,365,448
Total Investments
(cost $1,099,827,622) — 94.0% 1,353,365,448
Other assets in excess of liabilities — 6.0% 86,410,731
NET ASSETS — 100.0% $ 1,439,776,179
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 681 3/2022 USD 79,057,290 320,430
Russell 2000 E-Mini Index 81 3/2022 USD 9,083,340 (512)
S&P 500 E-Mini Index 416 3/2022 USD 98,976,800 347,477
S&P Midcap 400 E-Mini Index 136 3/2022 USD 38,592,720 347,258
1,014,653
As of December 31, 2021, the Fund had $12,355,397 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

50 - Statements of Assets and Liabilities - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Assets:
Investment securities of affiliated issuers, at value $ 177,572,068 $ 474,084,713
Receivable for investments sold — —
Receivable for capital shares issued 43,431 309,274
Prepaid expenses 139 376
Total Assets 177,615,638 474,394,363
Liabilities:
Payable for investments purchased 39,368 303,626
Payable for capital shares redeemed 3,459 3,997
Accrued expenses and other payables:
Investment advisory fees 15,948 39,337
Fund administration fees 19,262 25,059
Distribution fees 9,513 27,694
Administrative servicing fees 21,560 59,300
Accounting and transfer agent fees 84 122
Trustee fees 10 89
Custodian fees 3 1,713
Compliance program costs (Note 3) 146 405
Professional fees 9,165 9,575
Printing fees 7,234 10,363
Other 3,333 3,196
Total Liabilities 129,085 484,476
Net Assets $ 177,486,553 $ 473,909,887
Cost of investment securities of affiliated issuers 136,332,466 363,884,433
Represented by:
Capital $ 133,033,366 $ 345,883,426
Total distributable earnings (loss) 44,453,187 128,026,461
Net Assets $ 177,486,553 $ 473,909,887

Blueprint Funds - December 31, 2021 - Statements of Assets and Liabilities - 51
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
$ 2,437,751,924 $ 703,911,225 $ 709,384,234
1,022,927 50,691 64,209
7,599 72,178 102,821
1,980 569 705
2,438,784,430 704,034,663 709,551,969
— — —
1,021,844 120,338 164,438
193,098 59,349 60,217
63,714 29,646 29,759
179,705 52,849 53,492
312,250 90,756 91,030
402 163 161
82 12 13
16,975 6,192 6,380
2,113 611 619
13,097 10,409 10,486
24,483 10,743 12,618
20,400 6,204 5,551
1,848,163 387,272 434,764
$ 2,436,936,267 $ 703,647,391 $ 709,117,205
1,983,198,323 612,024,718 660,130,149
$ 1,867,389,420 $ 580,304,457 $ 635,228,661
569,546,847 123,342,934 73,888,544
$ 2,436,936,267 $ 703,647,391 $ 709,117,205

52 - Statements of Assets and Liabilities - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Net Assets:
Class I Shares $ 48,629,691 $ 103,326,676
Class II Shares 128,856,862 370,583,211
Total $ 177,486,553 $ 473,909,887
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 3,729,615 9,197,842
Class II Shares 9,916,323 33,059,451
Total 13,645,938 42,257,293
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 13.04 $ 11.23
Class II Shares $ 12.99 $ 11.21
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - December 31, 2021 - Statements of Assets and Liabilities - 53
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
$ 56,500,148 $ 6,690,871 $ 8,584,354
2,380,436,119 696,956,520 700,532,851
$ 2,436,936,267 $ 703,647,391 $ 709,117,205
4,585,306 554,324 756,338
193,756,049 57,807,748 61,766,328
198,341,355 58,362,072 62,522,666
$ 12.32 $ 12.07 $ 11.35
$ 12.29 $ 12.06 $ 11.34

54 - Statements of Assets and Liabilities - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 2,069,413,264 $ 2,510,946,250
Cash — —
Deposits with broker for futures contracts — —
Interest receivable — —
Receivable for investments sold 435,053 511,997
Receivable for capital shares issued 162,192 63,655
Receivable for variation margin on futures contracts — —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 1,705 2,086
Total Assets 2,070,012,214 2,511,523,988
Liabilities:
Payable for capital shares redeemed 589,831 566,728
Payable for variation margin on futures contracts — —
Accrued expenses and other payables:
Investment advisory fees 168,692 197,454
Fund administration fees 56,523 65,176
Distribution fees 154,636 185,802
Administrative servicing fees 265,473 320,515
Accounting and transfer agent fees 346 408
Trustee fees 176 177
Custodian fees 15,585 15,145
Compliance program costs (Note 3) 1,796 2,188
Professional fees 12,565 13,061
Printing fees 22,208 21,627
Other 17,249 20,369
Total Liabilities 1,305,080 1,408,650
Net Assets $ 2,068,707,134 $ 2,510,115,338
Cost of investment securities of affiliated issuers 1,763,673,291 1,993,456,327
Represented by:
Capital $ 1,656,329,586 $ 1,844,936,275
Total distributable earnings (loss) 412,377,548 665,179,063
Net Assets $ 2,068,707,134 $ 2,510,115,338

Blueprint Funds - December 31, 2021 - Statements of Assets and Liabilities - 55
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth Fund
$ 578,870,075 $ 1,353,365,448
26,841,777 75,810,603
1,296,159 11,473,862
2,205 6,517
446,186 111,001
331 17
139,693 —
83,266 223,298
500 1,189
607,680,192 1,440,991,935
444,347 105,911
— 336,167
112,362 264,898
27,854 44,088
101,508 239,558
75,847 177,374
122 227
58 71
4,395 8,309
529 1,250
10,618 11,491
14,031 16,458
4,680 9,954
796,351 1,215,756
$ 606,883,841 $ 1,439,776,179
488,243,065 1,099,827,622
$ 530,704,636 $ 1,169,227,105
76,179,205 270,549,074
$ 606,883,841 $ 1,439,776,179

56 - Statements of Assets and Liabilities - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 25,786,902 $ 45,476,213
Class II Shares 2,042,920,232 2,464,639,125
Total $ 2,068,707,134 $ 2,510,115,338
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,066,474 3,707,801
Class II Shares 164,894,958 201,166,441
Total 166,961,432 204,874,242
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12.48 $ 12.27
Class II Shares $ 12.39 $ 12.25
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - December 31, 2021 - Statements of Assets and Liabilities - 57
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth Fund
$ 3,887,796 $ 7,629,230
602,996,045 1,432,146,949
$ 606,883,841 $ 1,439,776,179
320,664 584,158
49,907,895 110,119,713
50,228,559 110,703,871
$ 12.12 $ 13.06
$ 12.08 $ 13.01

58 - Statements of Operations - For the Year Ended December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 2,762,863 $ 7,689,114
Total Income 2,762,863 7,689,114
EXPENSES:
Investment advisory fees 313,359 898,135
Fund administration fees 83,824 149,271
Distribution fees Class II Shares 280,861 886,821
Administrative servicing fees Class I Shares 66,501 141,502
Administrative servicing fees Class II Shares 168,517 532,095
Professional fees 17,901 26,167
Printing fees 14,614 16,773
Trustee fees 4,487 12,890
Custodian fees 4,431 13,882
Accounting and transfer agent fees 329 479
Compliance program costs (Note 3) 574 1,619
Other 1,165 5,818
Total expenses before fees waived 956,563 2,685,452
Distribution fees waived - Class II (Note 3) (179,753) (567,572)
Investment advisory fees waived (Note 3) (156,677) (449,059)
Net Expenses 620,133 1,668,821
NET INVESTMENT INCOME 2,142,730 6,020,293
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 2,899,632 8,495,605
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 1,044,299 5,037,520
Net realized gains (losses) 3,943,931 13,533,125
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 21,910,367 54,194,343
Net change in unrealized appreciation/depreciation 21,910,367 54,194,343
Net realized/unrealized gains (losses) 25,854,298 67,727,468
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 27,997,028 $ 73,747,761

Blueprint Funds - For the Year Ended December 31, 2021 - Statements of Operations - 59
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
$ 41,509,991 $ 12,683,976 $ 13,492,844
41,509,991 12,683,976 13,492,844
4,762,631 1,436,566 1,454,123
596,941 208,981 210,972
5,995,858 1,779,390 1,796,863
79,646 9,779 12,462
3,597,532 1,067,639 1,078,123
83,645 34,393 35,225
37,706 21,698 21,087
69,795 20,412 20,428
81,677 25,622 29,913
1,559 638 642
8,693 2,530 2,507
50,348 13,682 13,611
15,366,031 4,621,330 4,675,956
(3,837,391) (1,138,822) (1,150,005)
(2,451,422) (718,270) (727,048)
9,077,218 2,764,238 2,798,903
32,432,773 9,919,738 10,693,941
41,329,621 11,441,395 10,968,199
49,122,397 11,517,157 8,267,682
90,452,018 22,958,552 19,235,881
188,304,430 29,963,083 1,170,465
188,304,430 29,963,083 1,170,465
278,756,448 52,921,635 20,406,346
$ 311,189,221 $ 62,841,373 $ 31,100,287

60 - Statements of Operations - For the Year Ended December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 37,737,242 $ 43,156,727
Interest income (unaffiliated) — —
Total Income 37,737,242 43,156,727
EXPENSES:
Investment advisory fees 4,110,870 4,898,242
Fund administration fees 515,825 614,005
Distribution fees Class II Shares 5,164,661 6,212,878
Administrative servicing fees Class I Shares 35,230 62,443
Administrative servicing fees Class II Shares 3,098,812 3,727,745
Professional fees 73,471 85,604
Printing fees 38,869 35,358
Trustee fees 59,554 72,102
Custodian fees 72,322 82,096
Accounting and transfer agent fees 1,345 1,585
Compliance program costs (Note 3) 7,394 8,986
Other 43,113 50,866
Total expenses before fees waived and expenses reimbursed 13,221,466 15,851,910
Distribution fees waived - Class II (Note 3) (3,305,419) (3,976,286)
Investment advisory fees waived (Note 3) (2,089,336) (2,526,761)
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 7,826,711 9,348,863
NET INVESTMENT INCOME 29,910,531 33,807,864
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 35,057,106 45,236,543
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 46,771,620 74,170,260
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) 81,828,726 119,406,803
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 105,702,953 214,836,569
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation 105,702,953 214,836,569
Net realized/unrealized gains (losses) 187,531,679 334,243,372
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 217,442,210 $ 368,051,236
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - For the Year Ended December 31, 2021 - Statements of Operations - 61
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 10,428,924 $ 22,771,862
— 64,056
10,428,924 22,835,918
1,329,405 3,091,646
183,982 363,301
1,502,253 3,496,503
5,058 10,033
901,356 2,097,912
31,860 54,101
21,735 27,763
17,234 40,075
21,270 46,815
472 881
2,150 5,034
12,295 27,203
4,029,070 9,261,267
(300,459) (699,321)
— —
(1,008,840) (2,656,110)
2,719,771 5,905,836
7,709,153 16,930,082
9,659,788 22,636,812
9,868,742 16,443,962
(1,186,986) 39,206,860
18,341,544 78,287,634
33,212,696 110,020,414
(1,626,131) (5,150,987)
31,586,565 104,869,427
49,928,109 183,157,061
$ 57,637,262 $ 200,087,143

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - December 31, 2021 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 2,142,730 $ 353,965
Net realized gains (losses) 3,943,931 (1,184,956)
Net change in unrealized appreciation/depreciation 21,910,367 14,983,169
Change in net assets resulting from operations 27,997,028 14,152,178
Distributions to Shareholders From:
Distributable earnings:
Class I (85,953) (369,549)
Class II (151,792) (901,282)
Change in net assets from shareholder distributions (237,745) (1,270,831)
Change in net assets from capital transactions 18,411,385 1,621,417
Change in net assets 46,170,668 14,502,764
Net Assets:
Beginning of year 131,315,885 116,813,121
End of year $ 177,486,553 $ 131,315,885
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,453,502 $ 5,441,120
Dividends reinvested 85,953 369,549
Cost of shares redeemed (3,858,306) (3,445,542)
Total Class I Shares 2,681,149 2,365,127
Class II Shares
Proceeds from shares issued 28,868,524 11,455,000
Dividends reinvested 151,792 901,282
Cost of shares redeemed (13,290,080) (13,099,992)
Total Class II Shares 15,730,236 (743,710)
Change in net assets from capital transactions $ 18,411,385 $ 1,621,417
SHARE TRANSACTIONS:
Class I Shares
Issued 543,143 585,180
Reinvested 6,800 38,216
Redeemed (323,047) (373,395)
Total Class I Shares 226,896 250,001
Class II Shares
Issued 2,406,011 1,255,942
Reinvested 12,047 93,494
Redeemed (1,108,361) (1,492,224)
Total Class II Shares 1,309,697 (142,788)
Total change in shares 1,536,593 107,213

Blueprint Funds - December 31, 2021 - Statements of Changes in Net Assets - 63
NVIT Blueprint
SM
Moderately Aggressive Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 6,020,293 $ 2,074,757 $ 32,432,773 $ 21,131,099
13,533,125 (372,752) 90,452,018 (1,884,959)
54,194,343 42,082,122 188,304,430 207,663,256
73,747,761 43,784,127 311,189,221 226,909,396
(231,250) (2,423,010) (144,227) (1,608,004)
(567,903) (9,670,774) (3,849,614) (81,297,762)
(799,153) (12,093,784) (3,993,841) (82,905,766)
(13,072,408) (17,292,957) (274,962,203) (185,893,838)
59,876,200 14,397,386 32,233,177 (41,890,208)
414,033,687 399,636,301 2,404,703,090 2,446,593,298
$ 473,909,887 $ 414,033,687 $ 2,436,936,267 $ 2,404,703,090
$ 7,894,560 $ 5,140,945 $ 4,810,088 $ 2,525,043
231,250 2,423,010 144,227 1,608,004
(4,942,645) (4,614,503) (3,686,038) (4,121,904)
3,183,165 2,949,452 1,268,277 11,143
20,003,453 6,618,654 5,256,909 7,849,747
567,903 9,670,774 3,849,614 81,297,762
(36,826,929) (36,531,837) (285,337,003) (275,052,490)
(16,255,573) (20,242,409) (276,230,480) (185,904,981)
$ (13,072,408) $ (17,292,957) $ (274,962,203) $ (185,893,838)
739,659 612,149 408,143 257,282
21,177 282,732 11,949 160,800
(471,012) (543,155) (316,298) (422,476)
289,824 351,726 103,794 (4,394)
1,904,384 762,569 445,782 822,485
52,101 1,131,085 319,735 8,146,068
(3,517,968) (4,370,943) (24,433,742) (27,829,151)
(1,561,483) (2,477,289) (23,668,225) (18,860,598)
(1,271,659) (2,125,563) (23,564,431) (18,864,992)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - December 31, 2021 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 9,919,738 $ 8,885,549
Net realized gains (losses) 22,958,552 694,399
Net change in unrealized appreciation/depreciation 29,963,083 50,617,694
Change in net assets resulting from operations 62,841,373 60,197,642
Distributions to Shareholders From:
Distributable earnings:
Class I (18,365) (75,232)
Class II (1,159,059) (8,783,983)
Change in net assets from shareholder distributions (1,177,424) (8,859,215)
Change in net assets from capital transactions (80,066,498) (69,577,819)
Change in net assets (18,402,549) (18,239,392)
Net Assets:
Beginning of year 722,049,940 740,289,332
End of year $ 703,647,391 $ 722,049,940
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,609,565 $ 2,427,959
Dividends reinvested 18,365 75,232
Cost of shares redeemed (2,578,239) (1,769,361)
Total Class I Shares (950,309) 733,830
Class II Shares
Proceeds from shares issued 11,671,473 9,861,925
Dividends reinvested 1,159,059 8,783,983
Cost of shares redeemed (91,946,721) (88,957,557)
Total Class II Shares (79,116,189) (70,311,649)
Change in net assets from capital transactions $ (80,066,498) $ (69,577,819)
SHARE TRANSACTIONS:
Class I Shares
Issued 138,603 237,972
Reinvested 1,541 7,199
Redeemed (226,285) (173,430)
Total Class I Shares (86,141) 71,741
Class II Shares
Issued 1,004,254 964,656
Reinvested 97,318 841,378
Redeemed (7,906,031) (8,663,072)
Total Class II Shares (6,804,459) (6,857,038)
Total change in shares (6,890,600) (6,785,297)

Blueprint Funds - December 31, 2021 - Statements of Changes in Net Assets - 65
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 10,693,941 $ 12,121,223 $ 29,910,531 $ 22,050,927
19,235,881 (46,390) 81,828,726 511,699
1,170,465 44,303,596 105,702,953 158,343,752
31,100,287 56,378,429 217,442,210 180,906,378
(36,822) (37,496) (62,563) (400,404)
(2,367,928) (3,458,565) (3,239,209) (40,966,245)
(2,404,750) (3,496,061) (3,301,772) (41,366,649)
(74,402,815) 55,851,742 (212,312,168) (158,255,621)
(45,707,278) 108,734,110 1,828,270 (18,715,892)
754,824,483 646,090,373 2,066,878,864 2,085,594,756
$ 709,117,205 $ 754,824,483 $ 2,068,707,134 $ 2,066,878,864
$ 2,381,024 $ 4,319,414 $ 3,752,678 $ 3,483,690
36,822 37,496 62,563 400,404
(2,746,795) (3,045,566) (2,147,122) (3,643,125)
(328,949) 1,311,344 1,668,119 240,969
70,463,331 188,748,886 8,546,817 6,728,916
2,367,928 3,458,565 3,239,209 40,966,245
(146,905,125) (137,667,053) (225,766,313) (206,191,751)
(74,073,866) 54,540,398 (213,980,287) (158,496,590)
$ (74,402,815) $ 55,851,742 $ (212,312,168) $ (158,255,621)
214,070 426,047 311,893 339,190
3,253 3,558 5,082 38,207
(247,747) (303,988) (182,086) (356,755)
(30,424) 125,617 134,889 20,642
6,334,299 18,536,312 726,375 681,501
209,366 328,449 265,074 3,935,278
(13,252,606) (13,220,211) (18,996,908) (20,130,207)
(6,708,941) 5,644,550 (18,005,459) (15,513,428)
(6,739,365) 5,770,167 (17,870,570) (15,492,786)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - December 31, 2021 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 33,807,864 $ 16,818,551
Net realized gains (losses) 119,406,803 219,793
Net change in unrealized appreciation/depreciation 214,836,569 231,032,112
Change in net assets resulting from operations 368,051,236 248,070,456
Distributions to Shareholders From:
Distributable earnings:
Class I (116,449) (1,596,462)
Class II (4,160,553) (107,225,887)
Change in net assets from shareholder distributions (4,277,002) (108,822,349)
Change in net assets from capital transactions (304,706,012) (140,764,318)
Change in net assets 59,068,222 (1,516,211)
Net Assets:
Beginning of year 2,451,047,116 2,452,563,327
End of year $ 2,510,115,338 $ 2,451,047,116
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,017,933 $ 3,696,698
Dividends reinvested 116,449 1,596,462
Cost of shares redeemed (2,084,205) (2,942,948)
Total Class I Shares 2,050,177 2,350,212
Class II Shares
Proceeds from shares issued 3,690,701 3,773,686
Dividends reinvested 4,160,553 107,225,887
Cost of shares redeemed (314,607,443) (254,114,103)
Total Class II Shares (306,756,189) (143,114,530)
Change in net assets from capital transactions $ (304,706,012) $ (140,764,318)
SHARE TRANSACTIONS:
Class I Shares
Issued 344,549 389,925
Reinvested 9,712 165,094
Redeemed (183,890) (304,487)
Total Class I Shares 170,371 250,532
Class II Shares
Issued 321,259 411,635
Reinvested 347,292 11,099,988
Redeemed (27,120,981) (26,355,988)
Total Class II Shares (26,452,430) (14,844,365)
Total change in shares (26,282,059) (14,593,833)

Blueprint Funds - December 31, 2021 - Statements of Changes in Net Assets - 67
NVIT Blueprint
SM
Managed Growth & Income Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 7,709,153 $ 5,658,851 $ 16,930,082 $ 10,454,212
18,341,544 (21,519,008) 78,287,634 (33,408,814)
31,586,565 43,921,764 104,869,427 111,741,321
57,637,262 28,061,607 200,087,143 88,786,719
(11,450) (18,433) (21,845) (36,980)
(890,907) (3,590,378) (2,049,600) (9,768,818)
(902,357) (3,608,811) (2,071,445) (9,805,798)
(35,268,355) (23,308,101) (81,405,805) (53,515,164)
21,466,550 1,144,695 116,609,893 25,465,757
585,417,291 584,272,596 1,323,166,286 1,297,700,529
$ 606,883,841 $ 585,417,291 $ 1,439,776,179 $ 1,323,166,286
$ 705,518 $ 459,703 $ 2,749,872 $ 955,370
11,450 18,433 21,845 36,980
(158,878) (276,667) (1,378,600) (336,804)
558,090 201,469 1,393,117 655,546
12,546,694 9,925,392 16,797,369 16,821,592
890,907 3,590,378 2,049,600 9,768,818
(49,264,046) (37,025,340) (101,645,891) (80,761,120)
(35,826,445) (23,509,570) (82,798,922) (54,170,710)
$ (35,268,355) $ (23,308,101) $ (81,405,805) $ (53,515,164)
59,872 44,351 228,667 91,652
951 1,762 1,696 3,532
(13,370) (26,603) (117,571) (32,454)
47,453 19,510 112,792 62,730
1,082,298 953,454 1,343,718 1,631,424
74,180 344,236 159,626 935,711
(4,219,877) (3,580,878) (8,251,592) (7,773,169)
(3,063,399) (2,283,188) (6,748,248) (5,206,034)
(3,015,946) (2,263,678) (6,635,456) (5,143,304)

68 - Financial Highlights - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Aggressive
Fund
Class I Shares
Year Ended December 31,
2021 $ 10 .87 0.17 2.02 2.19 (0.02) — (0.02) $ 13 .04 20.19% $ 48,629,691 0.33% 1.40% 0.43% 16.53%
Year Ended December 31,
2020 $ 9 .75 0.04 1.19 1.23 (0.11) — (0.11) $ 10 .87 12.74% $ 38,067,809 0.33% 0.40% 0.45% 21.86%
Year Ended December 31,
2019 $ 8 .78 0.07 1.98 2.05 (0.29) (0.79) (1.08) $ 9 .75 24.15% $ 31,707,860 0.33% 0.73% 0.44% 92.45%
Year Ended December 31,
2018 $ 10 .24 0.15 (1.21) (1.06) (0.20) (0.20) (0.40) $ 8 .78 (10.72)% $ 25,223,927 0.33% 1.43% 0.45% 34.47%
Year Ended December 31,
2017 $ 9 .27 0.13 1.67 1.80 (0.13) (0.70) (0.83) $ 10 .24 19.99% $ 27,577,934 0.33% 1.27% 0.44% 21.86%
Class II Shares
Year Ended December 31,
2021 $ 10 .83 0.16 2.02 2.18 (0.02) — (0.02) $ 12 .99 20.10% $ 128,856,862 0.42% 1.35% 0.68% 16.53%
Year Ended December 31,
2020 $ 9 .73 0.03 1.18 1.21 (0.11) — (0.11) $ 10 .83 12.56% $ 93,248,076 0.42% 0.29% 0.70% 21.86%
Year Ended December 31,
2019 $ 8 .77 0.06 1.97 2.03 (0.28) (0.79) (1.07) $ 9 .73 23.96% $ 85,105,261 0.42% 0.61% 0.69% 92.45%
Year Ended December 31,
2018 $ 10 .22 0.13 (1.19) (1.06) (0.19) (0.20) (0.39) $ 8 .77 (10.74)% $ 73,132,587 0.42% 1.25% 0.70% 34.47%
Year Ended December 31,
2017 $ 9 .26 0.11 1.67 1.78 (0.12) (0.70) (0.82) $ 10 .22 19.80% $ 87,579,669 0.42% 1.06% 0.69% 21.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2021 - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderately
Aggressive Fund
Class I Shares
Year Ended December 31,
2021 $ 9 .53 0.15 1.58 1.73 (0.03) — (0.03) $ 11 .23 18.12% $ 103,326,676 0.30% 1.45% 0.40% 14.74%
Year Ended December 31,
2020 $ 8 .76 0.06 0.99 1.05 (0.09) (0.19) (0.28) $ 9 .53 12.36% $ 84,870,507 0.30% 0.66% 0.41% 11.77%
Year Ended December 31,
2019 $ 8 .20 0.09 1.67 1.76 (0.27) (0.93) (1.20) $ 8 .76 22.32% $ 74,964,063 0.30% 0.98% 0.40% 82.66%
Year Ended December 31,
2018 $ 9 .82 0.15 (1.01) (0.86) (0.20) (0.56) (0.76) $ 8 .20 (9.39)% $ 61,663,748 0.30% 1.61% 0.40% 25.03%
Year Ended December 31,
2017 $ 9 .15 0.14 1.47 1.61 (0.15) (0.79) (0.94) $ 9 .82 18.16% $ 66,883,089 0.30% 1.43% 0.40% 16.62%
Class II Shares
Year Ended December 31,
2021 $ 9 .51 0.14 1.58 1.72 (0.02) — (0.02) $ 11 .21 18.06% $ 370,583,211 0.39% 1.31% 0.65% 14.74%
Year Ended December 31,
2020 $ 8 .75 0.04 1.00 1.04 (0.09) (0.19) (0.28) $ 9 .51 12.26% $ 329,163,180 0.39% 0.53% 0.66% 11.77%
Year Ended December 31,
2019 $ 8 .19 0.07 1.68 1.75 (0.26) (0.93) (1.19) $ 8 .75 22.23% $ 324,672,238 0.39% 0.83% 0.65% 82.66%
Year Ended December 31,
2018 $ 9 .81 0.13 (1.00) (0.87) (0.19) (0.56) (0.75) $ 8 .19 (9.50)% $ 301,661,559 0.39% 1.39% 0.65% 25.03%
Year Ended December 31,
2017 $ 9 .14 0.12 1.48 1.60 (0.14) (0.79) (0.93) $ 9 .81 18.07% $ 388,433,953 0.39% 1.23% 0.65% 16.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

70 - Financial Highlights - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderate
Fund
Class I Shares
Year Ended December 31,
2021 $ 10 .87 0.18 1.30 1.48 (0.03) — (0.03) $ 12 .32 13.64% $ 56,500,148 0.28% 1.50% 0.38% 9.16%
Year Ended December 31,
2020 $ 10 .18 0.11 0.96 1.07 (0.09) (0.29) (0.38) $ 10 .87 10.77% $ 48,710,299 0.29% 1.07% 0.39% 8.94%
Year Ended December 31,
2019 $ 9 .57 0.14 1.56 1.70 (0.29) (0.80) (1.09) $ 10 .18 18.32% $ 45,677,003 0.28% 1.34% 0.38% 61.95%
Year Ended December 31,
2018 $ 11 .07 0.21 (0.95) (0.74) (0.23) (0.53) (0.76) $ 9 .57 (7.07)% $ 43,050,927 0.28% 1.92% 0.38% 18.42%
Year Ended December 31,
2017 $ 10 .52 0.19 1.25 1.44 (0.20) (0.69) (0.89) $ 11 .07 14.05% $ 43,569,268 0.28% 1.71% 0.38% 14.62%
Class II Shares
Year Ended December 31,
2021 $ 10 .84 0.15 1.32 1.47 (0.02) — (0.02) $ 12 .29 13.56%(h) $ 2,380,436,119 0.37% 1.32% 0.63% 9.16%
Year Ended December 31,
2020 $ 10 .16 0.09 0.97 1.06 (0.09) (0.29) (0.38) $ 10 .84 10.69% $ 2,355,992,791 0.38% 0.93% 0.64% 8.94%
Year Ended December 31,
2019 $ 9 .56 0.13 1.55 1.68 (0.28) (0.80) (1.08) $ 10 .16 18.14% $ 2,400,916,295 0.37% 1.27% 0.63% 61.95%
Year Ended December 31,
2018 $ 11 .05 0.18 (0.92) (0.74) (0.22) (0.53) (0.75) $ 9 .56 (7.09)% $ 2,299,211,915 0.37% 1.66% 0.63% 18.42%
Year Ended December 31,
2017 $ 10 .50 0.17 1.26 1.43 (0.19) (0.69) (0.88) $ 11 .05 13.97% $ 2,781,291,519 0.37% 1.51% 0.63% 14.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2021 - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
s
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderately
Conservative Fund
Class I Shares
Year Ended December 31,
2021 $ 11 .08 0.18 0.84 1.02 (0.03) — (0.03) $ 12 .07 9.23% $ 6,690,871 0.30% 1.56% 0.40% 9.22%
Year Ended December 31,
2020 $ 10 .28 0.16 0.77 0.93 (0.06) (0.07) (0.13) $ 11 .08 9.15% $ 7,096,376 0.30% 1.58% 0.40% 7.90%
Year Ended December 31,
2019 $ 9 .72 0.18 1.19 1.37 (0.28) (0.53) (0.81) $ 10 .28 14.28% $ 5,846,790 0.30% 1.70% 0.40% 45.02%
Year Ended December 31,
2018 $ 10 .89 0.22 (0.71) (0.49) (0.24) (0.44) (0.68) $ 9 .72 (4.68)% $ 6,378,048 0.30% 2.04% 0.40% 15.44%
Year Ended December 31,
2017 $ 10 .52 0.19 0.86 1.05 (0.22) (0.46) (0.68) $ 10 .89 10.08% $ 8,400,344 0.29% 1.76% 0.39% 13.62%
Class II Shares
Year Ended December 31,
2021 $ 11 .07 0.16 0.85 1.01 (0.02) — (0.02) $ 12 .06 9.12%(h) $ 696,956,520 0.39% 1.38% 0.65% 9.22%
Year Ended December 31,
2020 $ 10 .28 0.13 0.79 0.92 (0.06) (0.07) (0.13) $ 11 .07 9.05% $ 714,953,564 0.39% 1.26% 0.65% 7.90%
Year Ended December 31,
2019 $ 9 .71 0.17 1.20 1.37 (0.27) (0.53) (0.80) $ 10 .28 14.30% $ 734,442,542 0.39% 1.63% 0.65% 45.02%
Year Ended December 31,
2018 $ 10 .88 0.20 (0.69) (0.49) (0.24) (0.44) (0.68) $ 9 .71 (4.76)% $ 715,604,362 0.39% 1.89% 0.65% 15.44%
Year Ended December 31,
2017 $ 10 .52 0.18 0.85 1.03 (0.21) (0.46) (0.67) $ 10 .88 9.88% $ 834,209,409 0.38% 1.69% 0.64% 13.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

72 - Financial Highlights - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Year Ended December 31,
2021 $ 10 .91 0.18 0.31 0.49 (0.02) (0.03) (0.05) $ 11 .35 4.49% $ 8,584,354 0.30% 1.64% 0.40% 15.86%
Year Ended December 31,
2020 $ 10 .18 0.21 0.58 0.79 (0.03) (0.03) (0.06) $ 10 .91 7.69% $ 8,581,355 0.30% 1.98% 0.40% 21.82%
Year Ended December 31,
2019 $ 9 .61 0.23 0.80 1.03 (0.27) (0.19) (0.46) $ 10 .18 10.77% $ 6,728,419 0.30% 2.24% 0.40% 33.21%
Year Ended December 31,
2018 $ 10 .16 0.23 (0.48) (0.25) (0.24) (0.06) (0.30) $ 9 .61 (2.51)% $ 6,383,879 0.30% 2.31% 0.40% 15.61%
Year Ended December 31,
2017 $ 9 .97 0.21 0.42 0.63 (0.22) (0.22) (0.44) $ 10 .16 6.35% $ 7,588,982 0.29% 2.07% 0.39% 9.98%
Class II Shares
Year Ended December 31,
2021 $ 10 .90 0.16 0.32 0.48 (0.01) (0.03) (0.04) $ 11 .34 4.38% $ 700,532,851 0.39% 1.47% 0.65% 15.86%
Year Ended December 31,
2020 $ 10 .18 0.18 0.60 0.78 (0.03) (0.03) (0.06) $ 10 .90 7.59% $ 746,243,128 0.39% 1.71% 0.65% 21.82%
Year Ended December 31,
2019 $ 9 .61 0.21 0.81 1.02 (0.26) (0.19) (0.45) $ 10 .18 10.67% $ 639,361,954 0.39% 2.05% 0.65% 33.21%
Year Ended December 31,
2018 $ 10 .16 0.21 (0.47) (0.26) (0.23) (0.06) (0.29) $ 9 .61 (2.60)% $ 624,695,097 0.39% 2.11% 0.65% 15.61%
Year Ended December 31,
2017 $ 9 .96 0.19 0.44 0.63 (0.21) (0.22) (0.43) $ 10 .16 6.36% $ 717,417,902 0.38% 1.87% 0.64% 9.98%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2021 - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Balanced
Fund
Class I Shares
Year Ended December 31,
2021 $ 11 .26 0.20 1.05 1.25 (0.03) — (0.03) $ 12 .48 11.12% $ 25,786,902 0.29% 1.63% 0.39% 8.94%
Year Ended December 31,
2020 $ 10 .48 0.13 0.87 1.00 (0.07) (0.15) (0.22) $ 11 .26 9.71% $ 21,756,995 0.29% 1.30% 0.39% 7.54%
Year Ended December 31,
2019 $ 9 .90 0.18 1.40 1.58 (0.29) (0.71) (1.00) $ 10 .48 16.29% $ 20,018,676 0.29% 1.67% 0.39% 54.36%
Year Ended December 31,
2018 $ 11 .38 0.20 (0.85) (0.65) (0.25) (0.58) (0.83) $ 9 .90 (6.04)% $ 17,637,185 0.29% 1.83% 0.39% 16.15%
Year Ended December 31,
2017 $ 10 .83 0.08 1.20 1.28 (0.19) (0.54) (0.73) $ 11 .38 12.01% $ 47,999,769 0.28% 0.67% 0.38% 14.15%
Class II Shares
Year Ended December 31,
2021 $ 11 .18 0.17 1.06 1.23 (0.02) — (0.02) $ 12 .39 11.00% $ 2,042,920,232 0.38% 1.43% 0.64% 8.94%
Year Ended December 31,
2020 $ 10 .41 0.11 0.88 0.99 (0.07) (0.15) (0.22) $ 11 .18 9.68% $ 2,045,121,869 0.38% 1.12% 0.64% 7.54%
Year Ended December 31,
2019 $ 9 .84 0.16 1.40 1.56 (0.28) (0.71) (0.99) $ 10 .41 16.18% $ 2,065,576,080 0.38% 1.48% 0.64% 54.36%
Year Ended December 31,
2018 $ 11 .33 0.20 (0.86) (0.66) (0.25) (0.58) (0.83) $ 9 .84 (6.23)% $ 1,961,859,350 0.38% 1.83% 0.64% 16.15%
Year Ended December 31,
2017 $ 10 .80 0.19 1.09 1.28 (0.21) (0.54) (0.75) $ 11 .33 12.05% $ 2,311,218,302 0.37% 1.65% 0.63% 14.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

74 - Financial Highlights - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Capital
Appreciation Fund
Class I Shares
Year Ended December 31,
2021 $ 10 .62 0.18 1.50 1.68 (0.03) — (0.03) $ 12 .27 15.85%(h) $ 45,476,213 0.28% 1.54% 0.38% 9.64%
Year Ended December 31,
2020 $ 9 .98 0.09 1.03 1.12 (0.10) (0.38) (0.48) $ 10 .62 11.67% $ 37,553,096 0.29% 0.89% 0.39% 8.73%
Year Ended December 31,
2019 $ 9 .43 0.12 1.72 1.84 (0.30) (0.99) (1.29) $ 9 .98 20.22% $ 32,810,967 0.28% 1.20% 0.38% 71.43%
Year Ended December 31,
2018 $ 11 .02 0.19 (1.02) (0.83) (0.23) (0.53) (0.76) $ 9 .43 (8.04)% $ 27,456,509 0.28% 1.75% 0.38% 22.31%
Year Ended December 31,
2017 $ 10 .33 0.17 1.45 1.62 (0.19) (0.74) (0.93) $ 11 .02 16.01% $ 29,698,043 0.28% 1.52% 0.38% 14.53%
Class II Shares
Year Ended December 31,
2021 $ 10 .60 0.15 1.52 1.67 (0.02) — (0.02) $ 12 .25 15.76% $ 2,464,639,125 0.37% 1.33% 0.63% 9.64%
Year Ended December 31,
2020 $ 9 .98 0.07 1.03 1.10 (0.10) (0.38) (0.48) $ 10 .60 11.47% $ 2,413,494,020 0.38% 0.74% 0.64% 8.73%
Year Ended December 31,
2019 $ 9 .42 0.11 1.73 1.84 (0.29) (0.99) (1.28) $ 9 .98 20.24% $ 2,419,752,360 0.37% 1.04% 0.63% 71.43%
Year Ended December 31,
2018 $ 11 .01 0.16 (1.00) (0.84) (0.22) (0.53) (0.75) $ 9 .42 (8.16)% $ 2,286,264,984 0.37% 1.53% 0.63% 22.31%
Year Ended December 31,
2017 $ 10 .33 0.15 1.45 1.60 (0.18) (0.74) (0.92) $ 11 .01 15.80% $ 2,799,296,717 0.37% 1.38% 0.63% 14.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2021 - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Managed
Growth & Income Fund
Class I Shares
Year Ended December 31,
2021 $ 11 .03 0.19 0.94 1.13 (0.04) — (0.04) $ 12 .12 10.24% $ 3,887,796 0.25% 1.64% 0.42% 10.52%
Year Ended December 31,
2020 $ 10 .54 0.13 0.43 0.56 (0.07) — (0.07) $ 11 .03 5.32% $ 3,013,725 0.25% 1.27% 0.42% 12.19%
Year Ended December 31,
2019 $ 9 .67 0.18 1.17 1.35 (0.28) (0.20) (0.48) $ 10 .54 14.05% $ 2,673,794 0.25% 1.76% 0.42% 60.58%
Year Ended December 31,
2018 $ 11 .07 0.23 (0.96) (0.73) (0.24) (0.43) (0.67) $ 9 .67 (6.81)% $ 2,131,954 0.25% 2.14% 0.42% 17.05%
Year Ended December 31,
2017 $ 10 .13 0.22 1.28 1.50 (0.20) (0.36) (0.56) $ 11 .07 14.96% $ 2,022,774 0.25% 2.01% 0.42% 15.23%
Class II Shares
Year Ended December 31,
2021 $ 10 .99 0.15 0.96 1.11 (0.02) — (0.02) $ 12 .08 10.08% $ 602,996,045 0.45% 1.27% 0.67% 10.52%
Year Ended December 31,
2020 $ 10 .53 0.10 0.43 0.53 (0.07) — (0.07) $ 10 .99 5.04% $ 582,403,566 0.45% 1.01% 0.67% 12.19%
Year Ended December 31,
2019 $ 9 .66 0.15 1.18 1.33 (0.26) (0.20) (0.46) $ 10 .53 13.85% $ 581,598,802 0.45% 1.45% 0.67% 60.58%
Year Ended December 31,
2018 $ 11 .06 0.19 (0.94) (0.75) (0.22) (0.43) (0.65) $ 9 .66 (7.01)% $ 532,696,804 0.45% 1.78% 0.67% 17.05%
Year Ended December 31,
2017 $ 10 .12 0.17 1.31 1.48 (0.18) (0.36) (0.54) $ 11 .06 14.77% $ 595,060,192 0.45% 1.55% 0.67% 15.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

76 - Financial Highlights - December 31, 2021 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Managed
Growth Fund
Class I Shares
Year Ended December 31,
2021 $ 11 .32 0.19 1.59 1.78 (0.04) — (0.04) $ 13 .06 15.72% $ 7,629,230 0.22% 1.54% 0.41% 9.86%
Year Ended December 31,
2020 $ 10 .61 0.12 0.67 0.79 (0.08) — (0.08) $ 11 .32 7.53% $ 5,335,562 0.22% 1.17% 0.41% 12.93%
Year Ended December 31,
2019 $ 9 .79 0.17 1.33 1.50 (0.29) (0.39) (0.68) $ 10 .61 15.59% $ 4,337,180 0.22% 1.59% 0.41% 71.18%
Year Ended December 31,
2018 $ 11 .31 0.22 (0.95) (0.73) (0.23) (0.56) (0.79) $ 9 .79 (6.79)% $ 3,337,442 0.22% 2.03% 0.41% 16.69%
Year Ended December 31,
2017 $ 10 .15 0.19 1.61 1.80 (0.20) (0.44) (0.64) $ 11 .31 17.98% $ 3,099,954 0.22% 1.73% 0.41% 13.79%
Class II Shares
Year Ended December 31,
2021 $ 11 .28 0.15 1.60 1.75 (0.02) — (0.02) $ 13 .01 15.50%(h) $ 1,432,146,949 0.42% 1.20% 0.66% 9.86%
Year Ended December 31,
2020 $ 10 .59 0.09 0.68 0.77 (0.08) — (0.08) $ 11 .28 7.36% $ 1,317,830,724 0.42% 0.85% 0.66% 12.93%
Year Ended December 31,
2019 $ 9 .77 0.13 1.35 1.48 (0.27) (0.39) (0.66) $ 10 .59 15.42% $ 1,293,363,349 0.42% 1.29% 0.66% 71.18%
Year Ended December 31,
2018 $ 11 .30 0.18 (0.94) (0.76) (0.21) (0.56) (0.77) $ 9 .77 (7.07)% $ 1,162,036,521 0.42% 1.66% 0.66% 16.69%
Year Ended December 31,
2017 $ 10 .14 0.16 1.62 1.78 (0.18) (0.44) (0.62) $ 11 .30 17.79% $ 1,253,131,614 0.42% 1.47% 0.66% 13.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 77
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that
each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and
concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I and Class
II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

78 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are
generally categorized as Level 1 investments within the
hierarchy.
The Funds may invest in other series of the Trust and other
series of NMF (together, the “series of the Trusts”), which
are open-end investment companies generally available
to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as
of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 177,572,068 $ – $ – $ 177,572,068
Total $ 177,572,068 $ – $ – $ 177,572,068
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 474,084,713 $ – $ – $ 474,084,713
Total $ 474,084,713 $ – $ – $ 474,084,713
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,437,751,924 $ – $ – $ 2,437,751,924
Total $ 2,437,751,924 $ – $ – $ 2,437,751,924
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 703,911,225 $ – $ – $ 703,911,225
Total $ 703,911,225 $ – $ – $ 703,911,225
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 709,384,234 $ – $ – $ 709,384,234
Total $ 709,384,234 $ – $ – $ 709,384,234

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 79
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, the Funds did not have overdrawn
balances.
Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint
Managed Growth & Income and Blueprint Managed Growth
are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a
baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index
futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts,
Blueprint Managed Growth & Income and Blueprint Managed
Growth may increase their equity exposure to a maximum of
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,069,413,264 $ – $ – $ 2,069,413,264
Total $ 2,069,413,264 $ – $ – $ 2,069,413,264
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,510,946,250 $ – $ – $ 2,510,946,250
Total $ 2,510,946,250 $ – $ – $ 2,510,946,250
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 578,870,075 $ – $ – $ 578,870,075
Total Assets $ 578,870,075 $ – $ – $ 578,870,075
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (336,189) $ – $ – $ (336,189)
Total Liabilities $ (336,189) $ – $ – $ (336,189)
Total $ 578,533,886 $ – $ – $ 578,533,886
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 1,015,165 $ – $ – $ 1,015,165
Investment Companies 1,353,365,448 – – 1,353,365,448
Total Assets $ 1,354,380,613 $ – $ – $ 1,354,380,613
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (512) $ – $ – $ (512)
Total Liabilities $ (512) $ – $ – $ (512)
Total $ 1,354,380,101 $ – $ – $ 1,354,380,101
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

80 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
65% or to a minimum of 0% and a maximum of 80% or to a
minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
Blueprint Managed Growth & Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (336,189)
Total $ (336,189)
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 1,015,165
Total $ 1,015,165
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts (512)
Total $ (512)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 81
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2021, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2021 are primarily attributable
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,186,986)
Total $ (1,186,986)
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 39,206,860
Total $ 39,206,860
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,626,131)
Total $ (1,626,131)
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (5,150,987)
Total $ (5,150,987)
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 61,666,339
Average Notional Balance Short $ 1,382,573
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 298,598,654

82 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2021 may primarily be attributable to
mark-to-market adjustments on futures and outstanding wash
sale loss deferrals. These reclassifications have no effect
upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2021, the estimated maximum amounts each Fund may claim as consent dividends for 2021 are as follows:
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Blueprint Aggressive $ 375,525 $ (375,525)
Blueprint Moderately Aggressive 2,139,800 (2,139,800)
Blueprint Moderate 21,437,619 (21,437,619)
Blueprint Moderately Conservative 8,948,929 (8,948,929)
Blueprint Conservative 12,150,694 (12,150,694)
Blueprint Balanced 22,258,462 (22,258,462)
Blueprint Capital Appreciation 17,185,825 (17,185,825)
Blueprint Managed Growth & Income 5,714,837 (5,714,837)
Blueprint Managed Growth 10,608,501 (10,608,501)
Fund
Ordinary Distribution
Available for
Consent Dividend
Blueprint Aggressive $ 2,142,514
Blueprint Moderately Aggressive 6,019,796
Blueprint Moderate 32,430,190
Blueprint Moderately Conservative 9,918,948
Blueprint Conservative 10,693,032
Blueprint Balanced 29,909,581
Blueprint Capital Appreciation 33,806,242
Blueprint Managed Growth & Income 7,708,624
Blueprint Managed Growth 16,929,252

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 83
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected Nationwide Asset Management, LLC (the
“Subadviser”) as subadviser for Blueprint Managed Growth
& Income and Blueprint Managed Growth, and provides
investment management evaluation services in monitoring, on
an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $69,192 during the year ended December 31, 2021.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2022.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10%
Blueprint Moderate 0.10%
Blueprint Moderately Conservative 0.10%
Blueprint Conservative 0.10%
Blueprint Balanced 0.10%
Blueprint Capital Appreciation 0.10%

84 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
During the year ended December 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2021, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
Fund Amount
Blueprint Aggressive $ 156,677
Blueprint Moderately Aggressive 449,059
Blueprint Moderate 2,451,422
Blueprint Moderately Conservative 718,270
Blueprint Conservative 727,048
Blueprint Balanced 2,089,336
Blueprint Capital Appreciation 2,526,761
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.19 0.09 0.09
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.19 0.09 0.09
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
N/A - Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25%
Blueprint Moderate All Classes 0.25%
Blueprint Moderately Conservative All Classes 0.25%
Blueprint Conservative All Classes 0.25%
Blueprint Balanced All Classes 0.25%
Blueprint Capital Appreciation All Classes 0.25%
Blueprint Managed Growth & Income All Classes 0.10%
Blueprint Managed Growth All Classes 0.07%

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 85
As of December 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned an
aggregate of $2,927,102 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $39,487.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Funds at an annual rate of 0.25%.
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Blueprint Aggressive $ 14,744 $ 16,239 $ — $ 30,983
Blueprint Moderately Aggressive 7,027 16,049 — 23,076
Blueprint Moderate — — — —
Blueprint Moderately Conservative — — — —
Blueprint Conservative — — — —
Blueprint Balanced — — — —
Blueprint Capital Appreciation — — — —
Blueprint Managed Growth & Income 943,502 953,051 1,008,840 2,905,393
Blueprint Managed Growth 2,364,983 2,388,534 2,656,110 7,409,627
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

86 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2022:
During the year ended December 31, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
Fund
Distribution Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16%
Blueprint Moderate 0.16%
Blueprint Moderately Conservative 0.16%
Blueprint Conservative 0.16%
Blueprint Balanced 0.16%
Blueprint Capital Appreciation 0.16%
Blueprint Managed Growth & Income 0.05%
Blueprint Managed Growth 0.05%
Fund Amount
Blueprint Aggressive $ 179,753
Blueprint Moderately Aggressive 567,572
Blueprint Moderate 3,837,391
Blueprint Moderately Conservative 1,138,822
Blueprint Conservative 1,150,005
Blueprint Balanced 3,305,419
Blueprint Capital Appreciation 3,976,28 6
Blueprint Managed Growth & Income 300,459
Blueprint Managed Growth 699,321
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 87
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2021 were as follows:
Fund Amount
Blueprint Aggressive $ 235,018
Blueprint Moderately Aggressive 673,597
Blueprint Moderate 3,677,178
Blueprint Moderately Conservative 1,077,418
Blueprint Conservative 1,090,585
Blueprint Balanced 3,134,042
Blueprint Capital Appreciation 3,790,188
Blueprint Managed Growth & Income 906,414
Blueprint Managed Growth 2,107,945
Blueprint Aggressive
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,048,157 8,485,171 4,985,099 (893,831) 914 (607,399) 11,969,954 423,759 1,254,666
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,057,059 12,534,492 5,267,548 (4,561,481) 77,660 (348,103) 12,970,116 257,152 92,555
NVIT GS International Equity
Insights Fund, Class Y 2,210,225 27,732,695 6,310,849 (10,554,460) 953,974 886,126 25,329,184 1,258,543 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 4,590,469 48,850,208 14,029,506 (5,663,770) 37,238 14,128,614 71,381,796 497,372 1,172,160
NVIT GS Small Cap Equity
Insights Fund, Class Y 604,838 4,210,513 3,916,549 (591,084) (2,548) 1,109,707 8,643,137 45,287 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 1,957,419 17,565,516 9,483,028 (1,941,824) (6,668) 7,451,833 32,551,885 — —
Nationwide Bond Fund,
Class R6 137,094 1,191,328 334,571 (132,953) (2,245) (43,064) 1,347,637 26,505 11,294
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 656,000 6,041,264 2,689,231 (766,598) (7,156) (379,942) 7,576,799 141,132 224,142
NVIT Core Bond Fund,
Class Y 537,679 4,764,351 1,863,297 (531,813) (6,870) (287,405) 5,801,560 113,113 144,815
Total 131,375,538 48,879,678 (25,637,814) 1,044,299 21,910,367 177,572,068 2,762,863 2,899,632
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,421,424 22,556,068 8,301,756 (1,960,373) 64,013 (1,308,805) 27,652,659 1,003,340 2,966,620
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,368,427 35,530,587 6,063,871 (12,108,758) 1,159,407 (1,584,511) 29,060,596 646,131 240,416
NVIT GS International Equity
Insights Fund, Class Y 5,292,347 75,678,331 5,824,789 (25,783,207) 2,999,673 1,930,706 60,650,292 3,108,726 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 11,576,374 141,197,918 14,091,721 (13,062,377) 559,691 37,225,667 180,012,620 1,255,062 3,067,451

88 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,507,245 13,430,899 6,235,775 (1,386,252) 55,435 3,202,675 21,538,532 114,497 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 4,774,929 49,515,141 15,191,826 (4,499,983) 219,952 18,980,138 79,407,074 — —
Nationwide Bond Fund,
Class R6 758,836 7,572,520 850,621 (690,802) (1,687) (271,289) 7,459,363 156,014 62,513
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 3,335,921 38,413,859 5,839,238 (3,454,012) (6,334) (2,262,860) 38,529,891 774,648 1,311,053
NVIT Core Bond Fund,
Class Y 2,759,378 30,282,743 3,984,161 (2,763,210) (12,630) (1,717,378) 29,773,686 630,696 847,552
Total 414,178,066 66,383,758 (65,708,974) 5,037,520 54,194,343 474,084,713 7,689,114 8,495,605
Blueprint Moderate
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 6,487,191 80,329,933 10,726,778 (15,597,052) 3,232,483 (4,608,424) 74,083,718 2,689,968 7,947,817
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 10,468,358 171,330,275 19,877,735 (61,662,534) 8,094,526 (9,193,249) 128,446,753 2,903,082 1,095,207
NVIT GS International Equity
Insights Fund, Class Y 22,867,764 336,729,110 13,954,929 (110,710,583) 13,581,422 8,509,693 262,064,571 13,642,390 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 46,439,661 637,385,057 18,673,745 (96,476,234) 21,818,282 140,735,872 722,136,722 5,127,759 12,766,655
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,491,681 53,141,979 5,552,468 (6,414,230) 520,281 11,385,625 64,186,123 343,756 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 20,375,183 223,551,299 59,143,479 (28,056,239) 2,370,796 81,829,962 338,839,297 — —
Nationwide Bond Fund,
Class R6 5,420,497 56,120,594 6,001,534 (6,851,248) 21,566 (2,008,956) 53,283,490 1,145,813 446,539
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 27,612,889 341,673,876 38,170,901 (41,107,493) 114,103 (19,922,517) 318,928,870 6,670,789 11,529,460
NVIT Core Bond Fund,
Class Y 23,679,792 269,312,240 34,146,110 (32,885,995) (226,316) (14,841,083) 255,504,956 5,424,019 7,450,895
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 3,222,620 33,818,558 3,107,997 (4,110,749) 25,751 (937,616) 31,903,941 827,666 93,048
NVIT Short Term Bond Fund,
Class Y 18,342,111 202,093,551 14,019,803 (24,664,497) (430,497) (2,644,877) 188,373,483 2,734,749 —
Total 2,405,486,472 223,375,479 (428,536,854) 49,122,397 188,304,430 2,437,751,924 41,509,991 41,329,621
Blueprint Moderately Conservative
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 975,114 12,328,787 1,731,697 (2,740,313) 565,989 (750,355) 11,135,805 404,349 1,194,667
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,805,541 32,367,228 2,310,011 (12,502,725) 1,999,465 (2,019,985) 22,153,994 514,001 198,067
NVIT GS International Equity
Insights Fund, Class Y 4,919,028 72,732,562 3,639,624 (24,765,455) 2,937,173 1,828,160 56,372,064 2,936,749 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 9,512,160 134,153,418 5,287,381 (25,368,960) 5,599,592 28,242,657 147,914,088 1,055,950 2,638,927
NVIT GS Small Cap Equity
Insights Fund, Class Y 808,665 8,156,447 2,661,450 (1,179,713) 85,550 1,832,086 11,555,820 61,908 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 4,198,421 47,058,427 11,464,793 (6,208,034) 539,792 16,964,762 69,819,740 — —
Nationwide Bond Fund,
Class R6 2,624,927 27,563,074 2,751,842 (3,538,070) 7,878 (981,694) 25,803,030 557,165 216,241

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 89
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,231,770 13,946,616 1,414,322 (1,769,035) 123,067 (202,456) 13,512,514 604,900 151,806
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 10,012,833 125,858,777 12,935,846 (15,921,314) 50,511 (7,275,599) 115,648,221 2,419,298 4,185,559
NVIT Core Bond Fund,
Class Y 8,947,953 103,336,447 12,214,599 (13,267,762) (108,425) (5,626,444) 96,548,415 2,049,798 2,818,652
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,296,414 13,841,333 1,131,737 (1,769,035) 11,337 (380,869) 12,834,503 333,002 37,476
NVIT Short Term Bond Fund,
Class Y 11,744,209 130,961,428 8,419,386 (16,805,831) (294,772) (1,667,180) 120,613,031 1,746,856 —
Total 722,304,544 65,962,688 (125,836,247) 11,517,157 29,963,083 703,911,225 12,683,976 11,441,395
Blueprint Conservative
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 987,317 17,317,598 3,835,529 (8,992,983) 992,164 (1,037,934) 12,114,374 289,884 114,391
NVIT GS International Equity
Insights Fund, Class Y 2,778,146 41,011,673 4,459,639 (16,269,410) 1,703,015 932,632 31,837,549 1,641,479 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 5,086,172 77,736,382 8,344,937 (26,070,925) 4,862,537 14,217,046 79,089,977 594,304 1,483,180
NVIT GS Small Cap Equity
Insights Fund, Class Y 284,684 — 4,192,041 (335,731) 7,337 204,486 4,068,133 21,683 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 2,169,590 27,329,090 8,351,970 (8,987,071) 1,812,036 7,574,253 36,080,278 — —
Nationwide Bond Fund,
Class R6 3,833,492 40,482,902 6,209,378 (7,546,634) (88,006) (1,374,411) 37,683,229 804,146 315,802
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,615,437 29,780,261 4,619,039 (5,488,461) 121,098 (340,594) 28,691,343 1,272,936 322,333
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 13,006,117 164,359,619 25,517,024 (30,186,536) (130,609) (9,338,846) 150,220,652 3,135,500 5,346,263
NVIT Core Bond Fund,
Class Y 10,773,199 125,105,102 21,465,096 (23,325,959) (439,246) (6,562,172) 116,242,821 2,464,224 3,337,217
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,724,341 18,477,612 2,526,891 (3,430,288) (18,388) (484,856) 17,070,971 442,104 49,013
NVIT Short Term Bond Fund,
Class Y 19,112,454 213,483,792 25,765,853 (39,791,343) (554,256) (2,619,139) 196,284,907 2,826,584 —
Total 755,084,031 115,287,397 (170,425,341) 8,267,682 1,170,465 709,384,234 13,492,844 10,968,199
Blueprint Balanced
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,786,385 58,128,109 7,894,212 (10,195,022) 2,040,579 (3,207,360) 54,660,518 1,983,147 5,864,065
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 6,906,246 114,447,234 16,782,841 (45,842,365) 5,636,048 (6,284,122) 84,739,636 1,965,850 757,461
NVIT GS International Equity
Insights Fund, Class Y 20,263,899 270,768,485 12,109,214 (68,113,138) 9,040,334 8,419,391 232,224,286 11,881,577 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 30,099,484 442,862,996 12,548,676 (98,691,166) 25,218,263 86,108,212 468,046,981 3,320,762 8,832,367
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,173,436 46,145,611 278,494 (10,813,716) 2,598,281 7,139,734 45,348,404 240,895 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 14,130,113 155,313,496 41,042,864 (19,904,395) 2,545,025 55,986,788 234,983,778 — —

90 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Fund,
Class R6 6,806,595 68,242,603 6,924,910 (5,809,061) 9,522 (2,459,147) 66,908,827 1,401,758 560,725
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 28,056,879 336,328,211 35,682,499 (28,215,438) 124,322 (19,862,640) 324,056,954 6,752,414 11,384,910
NVIT Core Bond Fund,
Class Y 24,751,581 272,902,988 32,888,443 (23,236,243) (66,697) (15,418,931) 267,069,560 5,655,638 7,576,627
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,881,978 29,373,137 2,461,843 (2,489,599) 11,361 (825,165) 28,531,577 737,965 80,951
NVIT Short Term Bond Fund,
Class Y 25,593,256 273,046,518 17,311,693 (23,236,243) (385,418) (3,893,807) 262,842,743 3,797,236 —
Total 2,067,559,388 185,925,689 (336,546,386) 46,771,620 105,702,953 2,069,413,264 37,737,242 35,057,106
Blueprint Capital Appreciation
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 10,184,778 108,107,944 21,593,349 (9,449,918) 915,392 (4,856,603) 116,310,164 4,219,991 12,477,936
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 12,396,758 172,937,546 36,636,735 (54,528,858) 3,315,544 (6,252,747) 152,108,220 3,291,627 1,196,045
NVIT GS International Equity
Insights Fund, Class Y 27,384,964 390,254,363 16,149,102 (118,151,700) 15,749,159 9,830,769 313,831,693 16,063,531 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 53,641,838 772,143,170 24,748,319 (159,097,062) 39,866,088 156,470,073 834,130,588 5,903,302 15,681,374
NVIT GS Small Cap Equity
Insights Fund, Class Y 6,568,309 53,639,898 33,167,519 (6,377,662) 469,776 12,961,610 93,861,141 498,701 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 20,707,656 270,796,345 38,550,417 (58,286,449) 13,855,694 79,452,307 344,368,314 — —
Nationwide Bond Fund,
Class R6 4,464,975 45,326,379 4,576,146 (4,394,418) 11,628 (1,629,035) 43,890,700 924,643 367,823
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 22,846,318 275,948,789 30,339,656 (26,366,512) 172,283 (16,219,242) 263,874,974 5,495,507 9,233,408
NVIT Core Bond Fund,
Class Y 20,295,188 226,576,307 27,113,952 (21,972,092) (35,477) (12,697,608) 218,985,082 4,637,728 6,217,952
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,205,510 22,761,276 1,893,990 (2,197,208) 10,777 (634,285) 21,834,550 564,801 62,005
NVIT Short Term Bond Fund,
Class Y 10,491,804 113,348,409 7,137,735 (10,986,046) (160,604) (1,588,670) 107,750,824 1,556,896 —
Total 2,451,840,426 241,906,920 (471,807,925) 74,170,260 214,836,569 2,510,946,250 43,156,727 45,236,543
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,310,623 16,132,894 2,398,585 (3,280,006) 478,953 (763,110) 14,967,316 543,203 1,605,717
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,891,575 31,766,194 5,310,302 (13,708,511) 1,627,691 (1,786,049) 23,209,627 541,361 209,484
NVIT GS International Equity
Insights Fund, Class Y 5,545,298 75,204,946 4,395,059 (20,909,017) 2,501,852 2,356,275 63,549,115 3,274,471 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 8,977,998 123,000,582 5,529,365 (20,347,841) 4,082,842 27,342,919 139,607,867 993,024 2,442,484
NVIT GS Small Cap Equity
Insights Fund, Class Y 869,520 12,810,371 265,535 (3,361,544) 771,956 1,939,123 12,425,441 66,223 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 3,993,487 43,124,512 12,254,057 (5,286,232) 705,514 15,613,837 66,411,688 — —
Nationwide Bond Fund,
Class R6 1,856,111 18,962,711 2,229,625 (2,266,089) (27,143) (653,532) 18,245,572 387,489 152,906

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 91
Further information about each affiliated Underlying Fund
may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.
nationwide.com/mutualfundsnvit for series of the Trust and at
www.nationwide.com/mutualfunds for series of NMF.
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 7,640,085 93,452,784 11,276,095 (11,043,262) (70,423) (5,372,213) 88,242,981 1,841,697 3,138,388
NVIT Core Bond Fund,
Class Y 6,746,489 75,841,689 10,324,922 (9,094,450) (107,492) (4,170,055) 72,794,614 1,543,079 2,088,500
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 785,273 8,162,628 811,849 (976,457) (10,614) (213,208) 7,774,198 201,325 22,309
NVIT Short Term Bond Fund,
Class Y 6,975,818 75,876,913 6,024,878 (9,094,450) (84,394) (1,081,291) 71,641,656 1,037,052 —
Total 574,336,224 60,820,272 (99,367,859) 9,868,742 33,212,696 578,870,075 10,428,924 9,659,788
Blueprint Managed Growth
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,581,220 42,304,150 6,194,473 (6,615,644) 1,000,571 (1,986,015) 40,897,535 1,484,356 4,387,551
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 5,793,068 90,226,654 11,444,561 (29,698,920) 3,488,054 (4,379,404) 71,080,945 1,594,460 597,744
NVIT GS International Equity
Insights Fund, Class Y 12,625,922 177,442,354 8,645,653 (52,891,653) 6,535,079 4,961,633 144,693,066 7,465,869 —
NVIT GS Large Cap Equity
Insights Fund, Class Y 25,932,179 335,882,691 12,610,291 (32,677,841) 4,963,155 82,467,084 403,245,380 2,737,626 6,960,974
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,479,652 27,986,165 3,273,094 (2,153,651) 165,107 6,163,510 35,434,225 188,963 —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 11,243,856 117,776,885 33,265,049 (9,520,580) 824,180 44,639,793 186,985,327 — —
Nationwide Bond Fund,
Class R6 3,011,665 29,588,698 3,387,035 (2,297,496) (55,680) (1,017,890) 29,604,667 619,583 248,100
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 15,336,081 180,131,298 21,733,994 (13,886,181) (179,731) (10,667,645) 177,131,735 3,697,847 6,312,280
NVIT Core Bond Fund,
Class Y 13,151,132 141,999,231 19,248,249 (11,111,715) (190,346) (8,044,702) 141,900,717 3,008,498 4,079,223
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,789,596 17,827,958 1,786,870 (1,393,838) (20,426) (483,564) 17,717,000 458,906 50,940
NVIT Short Term Bond Fund,
Class Y 10,192,293 106,550,758 8,176,266 (8,333,786) (86,001) (1,632,386) 104,674,851 1,515,754 —
Total 1,267,716,842 129,765,535 (170,581,305) 16,443,962 110,020,414 1,353,365,448 22,771,862 22,636,812
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

92 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s annual report
to shareholders, which is available at www.nationwide.com/
mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF or at the SEC's website at
www.sec.gov.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
Fund Purchases
*
Sales
Blueprint Aggressive $ 48,879,678 $ 25,637,814
Blueprint Moderately Aggressive 66,383,75 8 65,708,974
Blueprint Moderate 223,375,4 79 428,536,85 4
Blueprint Moderately Conservative 65,962,68 8 125,836,24 7
Blueprint Conservative 115,287,39 7 170,425,34 1
Blueprint Balanced 185,925,68 9 336,546,38 6
Blueprint Capital Appreciation 241,906,920 471,807,92 5
Blueprint Managed Growth & Income 60,820,27 2 99,367,859
Blueprint Managed Growth 129,765,53 5 170,581,30 5
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 93
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 237,745 $ – $ 237,745 $ – $ 237,745
Blueprint Moderately Aggressive 799,153 – 799,153 – 799,153
Blueprint Moderate 3,993,841 – 3,993,841 – 3,993,841
Blueprint Moderately Conservative 1,002,652 174,772 1,177,424 – 1,177,424
Blueprint Conservative 1,980,594 424,156 2,404,750 – 2,404,750
Blueprint Balanced 3,301,772 – 3,301,772 – 3,301,772
Blueprint Capital Appreciation 4,277,002 – 4,277,002 – 4,277,002
Blueprint Managed Growth & Income 902,357 – 902,357 – 902,357
Blueprint Managed Growth 2,071,445 – 2,071,445 – 2,071,445
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 1,270,831 $ – $ 1,270,831 $ – $ 1,270,831
Blueprint Moderately Aggressive 4,652,789 7,440,995 12,093,784 – 12,093,784
Blueprint Moderate 22,516,379 60,389,387 82,905,766 – 82,905,766
Blueprint Moderately Conservative 4,764,446 4,094,769 8,859,215 – 8,859,215
Blueprint Conservative 1,936,406 1,559,655 3,496,061 – 3,496,061
Blueprint Balanced 14,945,817 26,420,832 41,366,649 – 41,366,649
Blueprint Capital Appreciation 26,223,460 82,598,889 108,822,349 – 108,822,349
Blueprint Managed Growth & Income 3,608,811 – 3,608,811 – 3,608,811
Blueprint Managed Growth 9,805,798 – 9,805,798 – 9,805,798
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

94 - Notes to Financial Statements - December 31, 2021 - Blueprint Funds
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of December 31, 2021, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2021.
During the year ended December 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Blueprint Aggressive $ 3,941,739 $ 498,103 $ 4,439,842 $ – $ – $ 40,013,345 $ 44,453,187
Blueprint Moderately Aggressive 11,239,873 7,417,983 18,657,856 – – 109,368,605 128,026,461
Blueprint Moderate 58,690,886 59,318,169 118,009,055 – – 451,537,792 569,546,847
Blueprint Moderately Conservative 17,383,530 15,712,788 33,096,318 – – 90,246,616 123,342,934
Blueprint Conservative 18,149,233 12,544,355 30,693,588 – – 43,194,956 73,888,544
Blueprint Balanced 51,305,376 57,885,786 109,191,162 – – 303,186,386 412,377,548
Blueprint Capital Appreciation 62,277,360 87,006,802 149,284,162 – – 515,894,901 665,179,063
Blueprint Managed Growth & Income 13,576,715 – 13,576,715 – (26,282,635) 88,885,125 76,179,205
Blueprint Managed Growth 30,765,153 – 30,765,153 – (10,414,878) 250,198,799 270,549,074
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 137,558,723 $ 40,462,880 $ (449,535) $ 40,013,345
Blueprint Moderately Aggressive 364,716,108 110,182,276 (813,671) 109,368,605
Blueprint Moderate 1,986,214,132 461,063,657 (9,525,865) 451,537,792
Blueprint Moderately Conservative 613,664,609 94,881,324 (4,634,708) 90,246,616
Blueprint Conservative 666,189,278 50,796,482 (7,601,526) 43,194,956
Blueprint Balanced 1,766,226,878 314,234,374 (11,047,988) 303,186,386
Blueprint Capital Appreciation 1,995,051,349 523,139,135 (7,244,234) 515,894,901
Blueprint Managed Growth & Income 489,648,761 90,817,714 (1,932,589) 88,885,125
Blueprint Managed Growth 1,104,181,302 253,630,107 (3,431,308) 250,198,799
Fund Amount
Blueprint Managed Growth & Income $(26,282,635)
Blueprint Managed Growth (10,414,878)
Fund Utilized
Blueprint Aggressive $1,730,032
Blueprint Moderately Aggressive 1,016,761
Blueprint Moderate 5,434,039
Blueprint Balanced 2,798,094
Blueprint Capital Appreciation 4,061,162
Blueprint Managed Growth & Income 11,012,474
Blueprint Managed Growth 59,681,170

Blueprint Funds - December 31, 2021 - Notes to Financial Statements - 95
United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

96 - Report of Independent Registered Public Accounting Firm - December 31, 2021 - Blueprint Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Blueprint
SM
Aggressive
Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately
Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT
Blueprint
SM
Aggressive Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund (nine of the
funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Blueprint Funds - December 31, 2021 (Unaudited) - Supplemental Information - 97
NVIT Blueprint Aggressive Fund
NVIT Blueprint Balanced Fund
NVIT Blueprint Capital Appreciation Fund
NVIT Blueprint Conservative Fund
NVIT Blueprint Managed Growth Fund
NVIT Blueprint Managed Growth & Income Fund
NVIT Blueprint Moderate Fund
NVIT Blueprint Moderately Aggressive Fund
NVIT Blueprint Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and any Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous

98 - Supplemental Information - December 31, 2021 (Unaudited) - Blueprint Funds
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and any Sub-Adviser.
The activities of the Adviser in selecting, overseeing, and
evaluating the Sub-Adviser (if applicable); reporting by the
Adviser to the Trustees regarding the Sub-Adviser; and
steps taken by the Adviser, where appropriate, to identify
replacement Sub-Advisers and to put those Sub-Advisers in
place.
The investment advisory and oversight capabilities of
the Adviser, including, among other things, its expertise
in investment, economic, financial analysis and its asset
allocation methodology.
The Adviser’s and any Sub-Adviser’s personnel and
methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation
of the Adviser’s advisory personnel; the Adviser’s and
Sub-Adviser’s investment processes; the Adviser’s risk
assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Adviser (if applicable).
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
With respect to NVIT Blueprint Managed Growth Fund and
NVIT Blueprint Managed Growth & Income Fund, the Trustees
noted that each Fund was shown to pay actual management
fees and to have a total expense ratio (including 12b-1/non-
12b-1 fees) at levels lower than or equal to its peer group
medians. With respect to each of the other Funds, the Trustees considered that, although each Fund was shown to pay actual
management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median, or within what the Trustees considered to be a generally acceptable
range of the Fund’s peer group median (four basis points or
less in each case). The Trustees noted the Adviser’s view
that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment
program than a comparison with other funds’ advisory fees,
due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures.
The Trustees considered the Adviser’s statements that recent changes to the underlying investments of the Funds are
expected to result in improved performance outcomes over
a full market cycle, and that, although it is too early to draw conclusions regarding the performance of the underlying
funds, most of the Blueprint Funds have experienced improved performance since the implementation of those changes.
The Trustees considered that each of NVIT Blueprint Capital
Appreciation Fund, NVIT Blueprint Moderate Fund, and NVIT
Blueprint Moderately Aggressive Fund was shown to have
experienced three-year performance for the period ended
June 30, 2021 above its peer group median, or within the third quintile of its peer group. With respect to the remaining Funds, the Trustees considered changes made in the underlying
mutual funds in which the Funds invest over the prior two years, and the Adviser’s statements that these changes are intended to improve the Funds’ investment performance. As to NVIT
Blueprint Managed Growth Fund and NVIT Blueprint Managed
Growth & Income Fund, which performed in the fourth quintile and fifth quintile, respectively, of its peer group for the three-
year period ended June 30, 2021, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform its peers under various market
conditions such as those prevailing in recent periods, but that the overlay is performing as intended.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in

Blueprint Funds - December 31, 2021 (Unaudited) - Supplemental Information - 99
which each Fund invests are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2021, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Blueprint Aggressive 19.73%
Blueprint Moderately Aggressive 16.79
Blueprint Moderate 12.03
Blueprint Moderately Conservative 8.01
Blueprint Conservative 4.11
Blueprint Balanced 9.15
Blueprint Capital Appreciation 14.30
Blueprint Managed Growth & Income 9.82
Blueprint Managed Growth 12.55
Fund Amount
Blueprint Aggressive $ –
Blueprint Moderately Aggressive –
Blueprint Moderate –
Blueprint Moderately Conservative 174,772
Blueprint Conservative 424,156
Blueprint Balanced –
Blueprint Capital Appreciation –
Blueprint Managed Growth & Income –
Blueprint Managed Growth –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
Blueprint Aggressive $ 1,118,531 $ 0.0820
Blueprint Moderately Aggressive 2,783,807 0.0659
Blueprint Moderate 11,491,186 0.0579
Blueprint Moderately Conservative 2,262,171 0.0388
Blueprint Conservative 1,175,913 0.0188
Blueprint Balanced 9,222,213 0.0552
Blueprint Capital Appreciation 13,861,569 0.0677
Blueprint Managed Growth & Income 2,439,201 0.0486
Blueprint Managed Growth 6,100,686 0.0551

100 - Supplemental Information - December 31, 2021 (Unaudited) - Blueprint Funds
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2021, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Blueprint Aggressive $ 125,666 $ 0.0092
Blueprint Moderately Aggressive 313,843 0.0074
Blueprint Moderate 1,353,185 0.0068
Blueprint Moderately Conservative 255,755 0.0044
Blueprint Conservative 138,127 0.0022
Blueprint Balanced 1,011,499 0.0061
Blueprint Capital Appreciation 1,576,651 0.0077
Blueprint Managed Growth & Income 278,726 0.0055
Blueprint Managed Growth 741,771 0.0067

Blueprint Funds - December 31, 2021 - Management Information - 101
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

102 - Management Information - December 31, 2021 - Blueprint Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Blueprint Funds - December 31, 2021 - Management Information - 103
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

104 - Market Index Definitions - December 31, 2021 - Blueprint Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Blueprint Funds - December 31, 2021 - Market Index Definitions - 105
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

106 - Market Index Definitions - December 31, 2021 - Blueprint Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Blueprint Funds - December 31, 2021 - Market Index Definitions - 107
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

108 - Market Index Definitions - December 31, 2021 - Blueprint Funds
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-BP (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
(formerly, BlackRock NVIT Managed Global Allocation Fund)
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 26
Statements of Investments 28
Statements of Assets and Liabilities 34
Statements of Operations 38
Statements of Changes in Net Assets 40
Financial Highlights 44
Notes to Financial Statements 49
Report of Independent Registered Public Accounting Firm 64
Supplemental Information 65
Management Information 71
Market Index Definitions 74

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT BlackRock Managed Global Allocation Fund - December 31, 2021 - Fund Commentary - 3
For the annual reporting period ended December 31, 2021, the
NVIT BlackRock Managed Global Allocation Fund (formerly,
BlackRock NVIT Managed Global Allocation Fund) Class II
returned 4.43% versus 20.95% for its benchmark, the FTSE
World - Total Return Index. For broader comparison, the return for the Fund's closest Morningstar peer category, U.S. Insurance
World Allocation (consisting of 432 Funds as of December 31,
2021), was 4.43% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the BlackRock Global Allocation V.I. Fund
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
The investment objective of the Core Sleeve is to provide high total investment return through a fully managed investment
policy utilizing U.S. and foreign equity securities, debt and money market securities, the combination of which will be
varied from time to time both with respect to types of securities and markets in response to changing market and economic
trends.
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and
MSCI EAFE
®
Index as dictated by an algorithm that determines
whether the Fund’s equity exposure should be increased or
decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the
Core Sleeve’s equity exposure to 80% or decrease it to 0%
as determined by the quantitative process that controls the
overlay.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2021. Broad market volatility (S&P
500
®
) ranged between approximately 9% and 20%. The year
began on the lower end of the volatility range, but it quickly spiked in late February and March reaching its highest volatility of the year. Caused by lingering concerns surrounding
COVID-19 and the emergence of the Delta strain of the virus.
This allowed the algorithm to contribute to performance by
reducing equity exposure. Later, market volatility started
to trend lower towards the middle of the year, followed by
another large spike in volatility in December caused by political turmoil and the increased threat of new lockdowns. These
rapid “V-shaped” market movements are the types of market
environments where the managed funds tend to underperform
their unmanaged equivalent. Overall, the overlay sleeve
reduced the Fund’s volatility but was a detractor from Fund
performance during the reporting period.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund invests primarily in one underlying fund, the BlackRock
Global Allocation V.I. Fund, a series of BlackRock Variable
Series Funds, Inc. (Core Sleeve), blended with a strategy
that seeks to mitigate risk and manage the Fund’s volatility
(Volatility Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund. The Fund, through its
Core Sleeve, is subject to the risks of its underlying fund and, through its Volatility Overlay, the risks of investing in short-term fixed-income securities or holding cash. These risks include:
stock market risk (stock markets are volatile); default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); and cash
position risk (the Fund may miss investment opportunities). The
Fund or its underlying fund may invest in derivatives, including commodities (which create investment leverage and are highly volatile); foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets); high-yield
bonds (which are more volatile); inflation-protected bonds
(which typically have lower yields than conventional bonds);
precious metal-related securities (which are highly volatile and subject to erratic price movements); and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). The Volatility Overlay
may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors, the Fund’s investment adviser,
manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC, the Fund’s subadviser,
manages the Volatility Overlay. In addition, Nationwide Asset
Management, LLC serves as the subadviser to certain other
Nationwide Funds. Nationwide Asset Management, LLC is a
registered investment adviser and wholly owned subsidiary
of Nationwide Mutual Insurance Company, and therefore is
affiliated with Nationwide Fund Advisors.

4 - Fund Commentary - December 31, 2021 - NVIT BlackRock Managed Global Allocation Fund
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Alternative Assets 95.9%
Futures Contracts (0.2)%
Other assets in excess of liabilities 4.3%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT BlackRock Managed Global Allocation Fund - December 31, 2021 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 4.43% 8.31% 5.85% 7/7/2015
FTSE World Index 20.95% 15.27% 12.26%
Blended Index
2
10.23% 10.53% 8.71%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 2.01% 1.17%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 36% S&P 500® Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year
US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

6 - Fund Commentary - December 31, 2021 - NVIT BlackRock Managed Global Allocation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT BlackRock Managed Global Allocation Fund from inception through 12/31/21 versus performance of the FTSE World Index and the Blended Index* for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
* The Fund’s Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current
5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2021 - Fund Commentary - 7
For the annual reporting period ended December 31, 2021,
the NVIT iShares
®
Fixed Income ETF Fund - Class Y returned
-1.59% versus -1.54% for its benchmark, the Bloomberg
U.S. Aggregate Index. For broader comparison, the return
for the Fund's closest Morningstar
®
peer category, U.S.
Insurance Intermediate Core Bond (consisting of 423 Funds
as of December 31, 2021), was -1.43% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section.
While the spread of COVID-19 led in the headlines in 2021, it was inflation and the Federal Reserve’s (“Fed”) interest rate policy that dominated markets. As markets turned the corner
into 2021 they saw a continued rebound in economic activity
and normalizing of growth. In the third quarter of 2021 the U.S.
economy saw 2.3% gross domestic product growth. While
growth was stabilizing, inflation ratcheted up through the year.
At the end of December 2021, prices for goods were climbing
at a rate of 7%, the largest increase in forty years. Despite increasing interest rates, they have been unable to keep up
with the pace of increasing inflation. Real yields
*
hovered
around -4% at year end, the lowest in the U.S. (and globally)
ever seen. Instead of keeping rates at rock-bottom levels for two more years as previously anticipated, the Fed signalled
it will begin hiking rates in 2022. And while corporate bonds provided some cushion to rising rates, spreads only tightened 4 basis points
**
during the year to 92 basis points. This leaves little
room for credit to offset the effect of rising rates and inflation.
As a result, the fixed income portfolio advanced 0.03% for the fourth quarter of 2021 and -1.41% for the full year, just above the benchmark return of 0.01% and -1.54% for the quarter and year respectively.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund does not use derivatives.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Alan Mason and Greg Savage, CFA
*
A real yield is the nominal yield of a bond minus the rate of inflation. If a bond yields 5% and inflation is running at 2%, the real yield is 3%.
**
A basis point is (a difference of) one hundredth of a percent or equivalently one percent of one percent or one ten thousandth.
This Fund is designed to provide diversification across
traditional fixed-income asset classes by investing in a
portfolio of unaffiliated exchange-traded funds sponsored by
BlackRock Fund Advisors (or its affiliates) and which use a
passive index-based strategy to track the performance of fixed-
income indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the
Underlying ETFs. In seeking to match the performance of an
index, correlation between Underlying ETF performance and
index performance may be affected by ETF expenses, index
composition changes, and the timing of ETF share purchases
and redemptions. Because the Fund may hold large positions
in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
This Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying ETFs may be subject to specific investment risks, including but not limited to: default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); high-yield bonds risk (greater volatility); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); sovereign debt risk (a governmental entity may delay or refuse to pay
interest or repay principal); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk
(concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s
principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg
Finance L.P. and its affiliates including Bloomberg Index
Services Limited, the administrator of the index, and have
been licenses for use for certain purposes by Nationwide.
Bloomberg is not affiliated with Nationwide, and Bloomberg
does not approve, endorse, review, or recommend this product.
Bloomberg does not guarantee the timeliness, accurateness,
or completeness of any date or information relating to this
product.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not ensure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2021 - NVIT iShares
®
Fixed Income ETF Fund
Asset Allocation
1
Fixed Income Funds 99.7%
Repurchase Agreement 2.2%
Liabilities in excess of other assets (1.9)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 48.9%
iShares Core 1-5 Year USD Bond ETF 14.4%
iShares Core 10+ Year USD Bond ETF 10.0%
iShares MBS ETF 9.8%
iShares Core Total USD Bond Market ETF 9.8%
iShares U.S. Treasury Bond ETF 4.9%
Cantor Fitzgerald & Co. 2.2%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2021 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class II (2.02)% 4.53% 1/23/2019
Class Y (1.59)% 5.05% 1/23/2019
Bloomberg U.S. Aggregate
Bond Index (1.54)% 4.79%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.56% 0.75%
Class Y 1.06% 0.25%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2021 - NVIT iShares
®
Fixed Income ETF Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Fixed Income ETF Fund from inception
through 12/31/21 versus the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2021 - Fund Commentary - 11
For the annual reporting period ended December 31, 2021,
the NVIT iShares
®
Global Equity ETF Fund Class Y returned
22.42%
*
versus 21.82% for its benchmark, the MSCI World
Index. For broader comparison, the return for the Fund's
closest Morningstar peer category, U.S. Insurance Fund World
Large-Stock Blend (consisting of 327 Funds as of December
31, 2021), was 22.14% for the same period. Performance for
the Fund's other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report's Fund
Performance section.
In 2021 there was no escaping the impact of the COVID-19
pandemic. First the surge of infection, then a vaccine rollout, a short jubilee of waning illness and the rise of the variants.
Getting life back to normal has remained elusive. Despite
the complete domination of all facets of life by COVID-19,
a continued meteoric rise in developed equity markets,
commodities and crypto currencies continued. Global stocks
gained 19%, commodities soared 39%, and bitcoin a rose
a whopping 60%. With rising global inflation and concerns
about the Federal Reserve taking away the punchbowl
**
, bond
investors saw a tick lower across asset classes. Treasuries, corporate investment grade bonds and mortgages all ended
the year lower. The most rate sensitive assets fared the worst, while high-yield bonds squeaked out a 1% gain on the back of
77 basis points
§
of spread compression.
U.S. equities soared in the fourth quarter of 2021 with an 11%
return, ending 2021 29% higher and continuing the momentum
from the previous two years. While the year began with value and small cap stocks outpacing, the script flipped back toward a longer-term trend favoring large growth stocks over value
stocks in the U.S. While volatility levels stayed well below the peaks reached in 2020, levels have stayed stubbornly above
pre COVID-19 levels; the CBOE Volatility Index (“VIX”) ended the year over 17%.
U.S. equity exposure posted strong absolute returns
±
in the
fourth quarter and overall for 2021 but failed to outpace broader markets. Value exposure managed to squeak out a +52 basis
points excess return in 2021, on the back of a massive 18%
gain in the first quarter of 2021 and a 29% return for the year.
Quality exposure led the pack with a 27% return followed by
low size, minimum volatility and momentum rounding out the
back; with 25%, 21% and 14% returns, respectively. And while minimum volatility underperformed in developed markets,
posting a 7% return with broader markets hitting 12%, it
outperformed in emerging markets (“EM”). Emerging markets
minimum volatility delivered a +6% with broader EM -2%.
Outside of the U.S., developed market equities performed
quite strongly in the fourth quarter of 2021, advancing 3%
and ending the year with a 12% return. Across the board,
European equities experienced strong returns on the back on
an anticipated reopening. Emerging equities fared less well.
Emerging markets were directionally positive into midyear and began to unravel with the rise of variants and continued zero
COVID-19 policy of China, which accounts for 32% of the MSCI
Emerging Markets Index. Emerging stocks ended the year -2%.
As a result we saw the equity portfolio advance 7.36% for the final quarter of the year and 22.56% for the full year, while the benchmark returned 7.62% and 21.97% for the quarter and
year, respectively.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund does not use derivatives.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Alan Mason and Greg Savage, CFA
*High double-digit returns are unusual and cannot be sustained.
**
Taking away the punchbowl means to raise interest rates just when the economy reaches peak activity after a recession.
§
A basis point is (a difference of) one hundredth of a percent or equivalently one percent of one percent or one ten thousandth.
±
Absolute return differs from relative return because it is
concerned with the return of a particular asset and does not compare it to any other measure or benchmark.
The Fund is designed to provide diversification across traditional equity asset classes of any market capitalization by investing in a portfolio of unaffiliated exchange-traded funds sponsored by BlackRock Fund Advisors (or its affiliates) and which use a passive index-based strategy to track the performance of
equity indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the
Underlying ETFs. In seeking to match the performance of an
index, correlation between Underlying ETF performance and
index performance may be affected by ETF expenses, index
composition changes, and the timing of ETF share purchases
and redemptions. Because the Fund may hold large positions
in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying
ETFs may be subject to specific investment risks, including
but not limited to: stock market risk (equity securities);
smaller company risk (smaller companies are usually less
stable in price and less liquid than larger, more-established companies; are more vulnerable than larger companies to
adverse business and economic developments; and may
have more-limited resources); international securities risk
(currency fluctuations, political risks, differences in accounting and limited availability of information); derivatives risk (many derivatives create investment leverage and are highly volatile);
sector risk (concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower

12 - Fund Commentary - December 31, 2021 - NVIT iShares
®
Global Equity ETF Fund
may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each
Fund’s principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 99.8%
Repurchase Agreements 17.8%
Liabilities in excess of other assets
§
(17.6)%
100.0%
Top Holdings
2
iShares Core S&P Total U.S. Stock Market ETF 23.7%
iShares Core S&P Mid-Cap ETF 15.2%
iShares Core MSCI International Developed Markets
ETF 11.4%
iShares Core MSCI EAFE ETF 9.8%
iShares MSCI USA Multifactor ETF 7.6%
iShares Core S&P 500 ETF 6.2%
iShares Core S&P Small-Cap ETF 2.6%
iShares MSCI USA Quality Factor ETF 1.7%
iShares MSCI USA Small-Cap Multifactor ETF 1.7%
iShares MSCI USA Size Factor ETF 1.7%
Other Holdings
#
18.4%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2021 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class II 21.87% 19.37% 1/23/2019
Class Y 22.42% 19.95% 1/23/2019
MSCI World Index 21.82% 21.70%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 2.22% 0.76%
Class Y 1.72% 0.26%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2021 - NVIT iShares
®
Global Equity ETF Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Global Equity ETF Fund from inception
through 12/31/21 versus the MSCI World Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2021 - Fund Commentary - 15
For the annual period ended December 31, 2021, the NVIT
Managed American Funds Asset Allocation Fund Class II
returned 12.71%
*
versus 28.71% for its benchmark, the S&P
500
®
Index (“S&P 500”). For broader comparison, the return for
the Fund's closest Morningstar
®
peer category, U.S. Insurance
Allocation--50% to 70% Equity (consisting of 710 Funds as
of December 31, 2021), was 13.09% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the American Funds Asset Allocation
Fund, replaced in the fourth quarter of 2021 by a suite of funds,
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500, S&P
MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index as dictated by an algorithm that determines whether
the Fund’s equity exposure should be increased or decreased
in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the Fund’s
equity exposure up to 80% (or 10% over the current exposure
within the Core Sleeve, whichever is lower) or decrease it to as low as 0% as determined by the quantitative process that
controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2021. Broad market volatility of the S&P 500 ranged between approximately 9% and 20%. The year began
on the lower end of the volatility range but it quickly spiked in late February and March reaching its highest marks of the year, brought on by lingering concerns surrounding COVID-19 and
the emergence of the Delta strain. This provided an opportunity for the algorithm to contribute to performance by reducing
equity exposure. Later, market volatility started to gradually trend lower by the middle of the year followed by another big spike in December due to political turmoil the increased threat of new lockdowns. These rapid “V-shaped” market movements
are the types of market environments where the managed funds tend to underperform their unmanaged equivalent. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
During the fourth quarter of 2021, due to the SEC issuing rule
12d1-4, the portfolio management transitioned the underlying core sleeve of the portfolio. This removed the American Funds
Insurance Series Asset Allocation Fund as the sole mutual fund investment and replaced it with a diversified portfolio of five funds. The new funds are the American Funds Bond Fund of
America, American Funds American Balanced Fund, American
Funds Insurance Series U.S. Government Securities Fund,
American Funds Insurance Series Growth Fund, and American
Funds Insurance Series Washington Mutual Investors Fund.
This portfolio is designed to meet the same fund objective, with a similar risk and return profile, while doing so with a lower acquired fund fees and expenses.
Below is the 2021 annual report commentary from American
Funds Insurance Series
TM
Asset Allocation Fund (Asset
Allocation Fund), which is the sole investment of the American
Funds NVIT Asset Allocation Fund. The Asset Allocation Fund’s
performance return shown below and the American Funds
NVIT Asset Allocation Fund’s performance return given above
are different because different expense ratios apply to the
Asset Allocation Fund versus the American Funds NVIT Asset
Allocation Fund.
The American Funds Asset Allocation Fund, which is a mix of
stocks and bonds, gained 15.40% for the 12 months ended
December 31, 2021. During the same period, the index blend
of 60%/40% S&P 500
®
Index/Bloomberg U.S. Aggregate Index
1
gained 15.86%. Standard & Poor’s 500 Composite Index,
2
a
market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was up 28.71%,
while the Bloomberg U.S. Aggregate Index,
3
which represents
the U.S. investment-grade (rated BBB/Baa and above) fixed-
rate bond market, declined by 1.54%.
U.S. equities surged to new record highs as the COVID-19
vaccine rollout helped businesses and the economy rebound
from lockdowns in 2020. Strong corporate earnings and
accommodative fiscal and monetary policies supported
markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020.
Massive stimulus measures helped boost market confidence.
A $1.9 trillion coronavirus relief package signed by President
Biden in March included direct payments of up to $1,400 to
individuals, the extension of an unemployment insurance
supplement and an expansion of the child tax credit.
U.S. fixed income markets were mixed as investors digested
higher inflation and prospects for tighter monetary policy.
The 10-year U.S. Treasury yield increased 59 basis points
*
(“bps”) to 1.51%. Within corporate credit, spreads on high-
yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.
Investments in the Financials sector were additive to returns.
Positions in Broadcom Inc. (NASDAQ: AVGO) and ASML
Holding (NASDAQ: ASML), in the information technology
sector, were top contributors to relative results with returns that outpaced the general market. On the downside, stock selection in the health care sector dragged on returns, while a smaller-
than-index position in Alphabet Inc (NASDAQ: GOOGL)
detracted from relative returns.
The Fund’s fixed income investments were additive to relative returns due to sector positioning and security selection.
As ever, the portfolio managers are focused on finding
outstanding long-term investment opportunities wherever
they are. Perhaps more than ever before given the myriad
challenges of the pandemic, Capital’s extensive and in-depth

16 - Fund Commentary - December 31, 2021 - NVIT Managed American Funds Asset Allocation Fund
research capabilities help provide multi-faceted and high-
quality perspectives on what we believe is happening at the
company and industry level.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
Asset Allocation Fund Portfolio Managers:
Alan N. Berro, David A. Daigle, Peter Eliot, Jeffrey T. Lager, Jin
Lee, James R. Mulally and John R. Queen – Capital Research
and Management Company
SM
*
High double-digit returns are unusual and cannot be sustained.
1
Data sources: Bloomberg Index Services Ltd. and S&P Dow
Jones Indices LLC. The 60%/40% S&P 500
®
Index/Bloomberg
U.S. Aggregate Index blends the S&P 500 with the Bloomberg
U.S. Aggregate Index by weighting their total returns at 60% and
40%, respectively. Its result assumes the blend is rebalanced monthly.
2
Source: S&P Dow Jones Indices LLC.
3
Source: Bloomberg Index Services Ltd.
Asset Allocation Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The American Funds NVIT Asset Allocation Fund (the “Fund”)
is considered a “feeder” fund because it invests all its assets in the Class 1 shares of the master fund, the Asset Allocation
Fund (the “Master Asset Allocation Fund”), a series of American
Funds Insurance Series
®
, a registered open-end investment
company. The Fund may be subject to master-feeder structure
risk. Other feeder funds also may invest in the Master Asset
Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset
Allocation Fund. Also, a large-scale redemption by another
feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining
feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-
yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more
sensitive to adverse economic and business conditions than
are higher-rated corporate bonds. Increased volatility may
reduce the market value of high-yield bonds. They are also
subject to the claims-paying ability of the issuing company.
The Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile). The Fund is subject to securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). The Fund is subject to cash position risk (the Fund may miss investment opportunities). Please refer to the most recent prospectus for a more-detailed explanation of the Fund’s principal risks.
The Fund invests primarily in five underlying funds a series of
American Funds Insurance Series
®
(Core Sleeve), blended
with a strategy that seeks to mitigate risk and manage the
Fund’s volatility (Volatility Overlay). Therefore, the Fund is non-diversified as to issuers. In addition to the expenses of the
Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These
risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down,
bond prices go up). The Volatility Overlay may invest in more-
aggressive investments such as derivatives (which create
investment leverage and are highly volatile). The Volatility
Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In addition,
through its Volatility Overlay, the Fund is subject to cash

NVIT Managed American Funds Asset Allocation Fund - December 31, 2021 - Fund Commentary - 17
position risk (the Fund may miss investment opportunities).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors, the Fund’s investment adviser,
manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC, the Fund’s subadviser,
manages the Volatility Overlay. In addition, Nationwide Asset
Management, LLC serves as the subadviser to certain other
Nationwide Funds. Nationwide Asset Management, LLC is a
registered investment adviser and wholly owned subsidiary
of Nationwide Mutual Insurance Company, and therefore is
affiliated with Nationwide Fund Advisors.
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These
risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down,
bond prices go up). The Volatility Overlay may invest in more-
aggressive investments such as derivatives (which create
investment leverage and are highly volatile). The Volatility
Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In addition,
through its Volatility Overlay, the Fund is subject to cash
position risk (the Fund may miss investment opportunities).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors, the Fund’s investment adviser,
manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC, the Fund’s subadviser,
manages the Volatility Overlay. In addition, Nationwide Asset
Management, LLC serves as the subadviser to certain other
Nationwide Funds. Nationwide Asset Management, LLC is a
registered investment adviser and wholly owned subsidiary
of Nationwide Mutual Insurance Company, and therefore is
affiliated with Nationwide Fund Advisors.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. There is no
assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2021 - NVIT Managed American Funds Asset Allocation Fund
Asset Allocation
1
Equity Funds 47.9%
Balanced Fund 28.6%
Fixed Income Funds 18.9%
Futures Contracts (0.2)%
Other assets in excess of liabilities 4.8%
100.0%
Top Holdings
2
American Funds Growth Fund, Class 1 30.1%
American Balanced Fund, Class R6 30.0%
American Funds Washington Mutual Investors Fund,
Class 1 20.1%
Bond Fund of America (The), Class R6 14.8%
American Funds U.S. Government Securities Fund,
Class 1 5.0%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2021 - Fund Commentary - 19
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 12.71% 9.95% 7.44% 7/8/2014
S&P 500
®
Index 28.71% 18.47% 14.78%
Bloomberg U.S. Aggregate
Bond Index (1.54)% 3.57% 3.06%
Blended Index
2
15.96% 12.78% 17.77%
Expense Ratios
Expense
Ratio
^
Class II 0.98%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.

20 - Fund Commentary - December 31, 2021 - NVIT Managed American Funds Asset Allocation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Asset Allocation Fund
from inception through 12/31/21 versus performance of the S&P 500
®
Index, the Bloomberg U.S. Aggregate Bond Index and the
Blended Index* for the same period. Unlike the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
* The Fund’s Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg U.S. Aggregate Bond Index.

NVIT Managed American Funds Growth-Income Fund - December 31, 2021 - Fund Commentary - 21
For the annual reporting period ended December 31, 2021, the
NVIT Managed American Funds Growth & Income Fund Class
II returned 22.45%
*
versus 28.71% for its benchmark, the S&P
500
®
(“S&P 500”) Index. For broader comparison, the return for
the Fund's closest Morningstar peer category, U.S. Insurance
Large Blend (consisting of 1,382 Funds as of December 31,
2021), was 27.36% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the American Funds Growth-Income Fund
(“Core Sleeve”) and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
Through the Volatility Overlay the Fund uses derivatives to
manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500®
Index, S&P MidCap 400 Index, Russell 2000 Index and MSCI
EAFE Index as dictated by an algorithm that determines
whether the Fund’s equity exposure should be increased or
decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the
Fund’s equity exposure only up to the Core Sleeve’s current
equity exposure but can decrease it to 0% as determined by
the quantitative process that controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2021. Broad market volatility of the S&P 500 ranged between approximately 9% and 20%. The year began
on the lower end of the volatility range, but it quickly spiked in late February and March reaching its highest marks of the year, brought on by lingering concerns surrounding COVID-19 and
the emergence of the Delta strain. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Later, market volatility started to trend gradually lower by the middle of the year followed by another big spike in December due to political turmoil and the increased threat of new lockdowns. These rapid “V-shaped” market movements
are the types of market environments where the managed funds tend to underperform their unmanaged equivalent. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
Below is the 2021 annual report commentary from American
Funds Insurance Series
®
Growth-Income Fund (Growth-
Income Fund), which is the core investment of the NVIT
Managed American Funds Growth-Income Fund. The Growth-
Income Fund’s performance return shown below and the
NVIT Managed American Funds Growth-Income Fund’s
performance return given above are different because different expense ratios apply to the Growth-Income Fund versus the
NVIT Managed American Funds Growth-Income Fund and
because the latter contains an overlay investment to manage
the volatility of that Fund as described above.
Growth-Income Fund gained 24.42% for the 12 months ended
December 31, 2021, compared with a 28.71% increase in its
benchmark index, Standard & Poor’s 500 Composite Index,
1
a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities surged to new record highs as the COVID-19
vaccine rollout helped businesses and the economy rebound
from lockdowns in 2020. Strong corporate earnings and
accommodative fiscal and monetary policies supported
markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020.
Massive stimulus measures helped boost market confidence.
A $1.9 trillion coronavirus relief package signed by President
Biden in March included direct payments of up to $1,400 to
individuals, the extension of an unemployment insurance
supplement and an expansion of the child tax credit.
Regarding the fund, investments in the energy and
communication services sectors were additive to the fund’s
relative returns. Within individual stock selection, a higher-than-
index position in information technology firm Broadcom was a top contributor, as the stock outpaced the broader market.
On the downside, information technology and real estate sector investments were a drag on relative returns. An investment in media firm Comcast hindered results as its shares lagged the broader market over the period.
Looking forward, the fund’s portfolio managers are monitoring several crosscurrents in the investing environment. A further reduction in COVID-19 restrictions would be positive for
economic activity in 2022. On the other hand, higher inflation is causing the Fed to plan for interest rate hikes, which might bring additional volatility to equity markets. The fund’s portfolio managers and analysts will look for good investments that
could generate superior long term returns for shareholders.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
*
High double-digit returns are unusual and cannot be sustained.

22 - Fund Commentary - December 31, 2021 - NVIT Managed American Funds Growth-Income Fund
1
Source: S&P Dow Jones Indices LLC.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s
subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
The Fund invests primarily in an underlying fund, the Growth-
Income Fund
SM
, a series of American Funds Insurance Series
®
(Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay).
Therefore, the Fund is non-diversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Growth funds may underperform other funds
that use different investing styles. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk
(if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Volatility Overlay may invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile).
The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In
addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors, the Fund’s investment adviser,
manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC, the Fund’s subadviser,
manages the Volatility Overlay. In addition, Nationwide Asset
Management, LLC serves as the subadviser to certain other
Nationwide Funds. Nationwide Asset Management, LLC is a
registered investment adviser and wholly owned subsidiary
of Nationwide Mutual Insurance Company, and therefore is
affiliated with Nationwide Fund Advisors. Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Managed American Funds Growth-Income Fund - December 31, 2021 - Fund Commentary - 23
Asset Allocation
1
Equity Fund 95.1%
Futures Contracts (0.1)%
Other assets in excess of liabilities
§
5.0%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

24 - Fund Commentary - December 31, 2021 - NVIT Managed American Funds Growth-Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 22.45% 13.63% 10.74% 7/8/2014
S&P 500
®
Index 28.71% 18.47% 14.78%
Expense Ratios
Expense
Ratio
^
Class II 0.97%
^
Current effective prospectus dated April 30, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Managed American Funds Growth-Income Fund - December 31, 2021 - Fund Commentary - 25
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Growth-Income Fund from inception through 12/31/21 versus performance of the S&P 500
®
Index for the same period. Unlike the Fund, the performance for the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

26 - Shareholder Expense Example - December 31, 2021 - Fund of Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
D uring Period ($)
7/1/21 - 12/31/21
(a)
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)(b)
NVIT BlackRock Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 991.60 2.26 0.45
Hypothetical
(c)(d)
1,000.00 1,022.94 2.29 0.45
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 997.40 3.37 0.67
Hypothetical
(c)(d)
1,000.00 1,021.83 3.41 0.67
Class Y Shares
Actual
(c)
1,000.00 999.40 0.86 0.17
Hypothetical
(c)(d)
1,000.00 1,024.35 0.87 0.17

Fund of Funds - December 31, 2021 - Shareholder Expense Example - 27
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
(a)
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)(b)
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,052.20 3.31 0.64
Hypothetical
(c)(d)
1,000.00 1,021.98 3.26 0.64
Class Y Shares
Actual
(c)
1,000.00 1,064.30 0.88 0.17
Hypothetical
(c)(d)
1,000.00 1,024.35 0.87 0.17
NVIT Managed American Funds Asset Allocation
Fund
Class II Shares
Actual
(c)
1,000.00 1,035.90 3.49 0.68
Hypothetical
(c)(d)
1,000.00 1,021.78 3.47 0.68
NVIT Managed American Funds Growth-Income
Fund
Class II Shares
Actual
(c)
1,000.00 1,082.80 3.62 0.69
Hypothetical
(c)(d)
1,000.00 1,021.73 3.52 0.69
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

28 - Statement of Investments - December 31, 2021 - NVIT BlackRock Managed Global Allocation Fund
Investment Company 95.9%
Shares Value ($)
Alternative Assets 95.9%
BlackRock Global Allocation VI
Fund, Class I 21,241,731 377,890,401
Total Alternative Assets
(cost $353,014,126) 377,890,401
Investment Company
Shares Value ($)
Total Investment Company
(cost $353,014,126) 377,890,401
Total Investments
(cost $353,014,126) — 95.9% 377,890,401
Other assets in excess of liabilities — 4.1% 16,197,367
NET ASSETS — 100.0% $ 394,087,768
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (118) 3/2022 USD (13,698,620) (211,562)
Russell 2000 E-Mini Index (3) 3/2022 USD (336,420) (2,793)
S&P 500 E-Mini Index (97) 3/2022 USD (23,078,725) (374,442)
S&P Midcap 400 E-Mini Index (5) 3/2022 USD (1,418,850) (23,383)
(612,180)
As of December 31, 2021, the Fund had $2,107,558 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2021 - Statement of Investments - 29
Exchange Traded Funds 99 .7%
Shares Value ($)
Fixed Income Funds 99.7%
iShares Core 10+ Year USD
Bond ETF(a) 63,116 4,553,188
iShares Core 1-5 Year USD
Bond ETF 130,863 6,599,421
iShares Core Total USD Bond
Market ETF(a) 84,140 4,453,530
iShares Core U.S. Aggregate
Bond ETF 195,087 22,255,525
iShares MBS ETF 41,474 4,455,552
iShares U.S. Treasury Bond
ETF(a) 83,562 2,229,434
Total Exchange Traded Funds
(cost $44,914,084) 44,546,650
Repurchase Agreement 2 .2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $989,455,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $1,009,239.(b)(c) 989,450 989,450
Total Repurchase Agreement
(cost $989,450) 989,450
Total Investments
(cost $45,903,534) — 101.9% 45,536,100
Liabilities in excess of other assets — (1.9)% (868,568)
NET ASSETS — 100.0% $ 44,667,532
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $970,223, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $989,450.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was $989,450.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2021 - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 99.8%
Shares Value ($)
Equity Funds 99.8%
iShares Core MSCI EAFE ETF 77,969 5,819,606
iShares Core MSCI International
Developed Markets ETF(a) 100,139 6,765,391
iShares Core S&P 500 ETF 7,697 3,671,392
iShares Core S&P Mid-Cap ETF 32,061 9,075,828
iShares Core S&P Small-Cap
ETF(a) 13,569 1,553,786
iShares Core S&P Total U.S.
Stock Market ETF(a) 131,854 14,105,741
iShares MSCI USA Momentum
Factor ETF(a) 5,378 977,828
iShares MSCI USA Multifactor
ETF(a) 97,806 4,553,847
iShares MSCI USA Quality
Factor ETF 7,035 1,024,015
iShares MSCI USA Size Factor
ETF(a) 7,295 1,001,312
iShares MSCI USA Small-Cap
Multifactor ETF(a) 17,724 1,014,699
iShares MSCI USA Value Factor
ETF 9,047 990,375
Total Exchange Traded Funds
(cost $43,352,910) 50,553,820
Repurchase Agreements 17.8%
Principal
Amount ($)
Bank of America NA, 0.05%,
dated 12/31/2021, due
1/3/2022, repurchase price
$1,000,005, collateralized
by U.S. Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $984,392,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $1,004,075.(b)(c) 984,387 984,387
  Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase price
$2,000,010, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $2,040,820.
(b)(c) 2,000,000 2,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase price
$5,000,049, collateralized by
U.S. Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$5,100,044.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,984,387) 8,984,387
Total Investments
(cost $52,337,297) — 117.6% 59,538,207
Liabilities in excess of other assets
— (17.6)% (8,926,898)
NET ASSETS — 100.0% $ 50,611,309
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $10,750,762, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,984,387 and by
$2,024,761 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.50%, and maturity dates ranging from 4/15/2022 –
8/15/2050, a total value of $11,009,148.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$8,984,387.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2021 - Statement of Investments - 31
Investment Companies 95.4%
Shares Value ($)
Balanced Fund 28.6%
American Balanced Fund, Class
R6 27,713,276 927,840,492
Total Balanced Fund
(cost $942,789,223) 927,840,492
Equity Funds 47.9%
American Funds Growth Fund,
Class 1(a) 7,306,080 932,109,639
American Funds Washington
Mutual Investors Fund, Class
1 34,418,761 622,635,392
Total Equity Funds
(cost $1,575,890,530) 1,554,745,031
Investment Companies
Shares Value ($)
Fixed Income Funds 18.9%
American Funds U.S.
Government Securities Fund,
Class 1 13,084,222 152,692,872
Bond Fund of America (The),
Class R6 34,252,062 458,635,113
Total Fixed Income Funds
(cost $618,118,283) 611,327,985
Total Investment Companies
(cost $3,136,798,036) 3,093,913,508
Total Investments
(cost $3,136,798,036) — 95.4% 3,093,913,508
Other assets in excess of liabilities — 4.6% 148,735,186
NET ASSETS — 100.0% $ 3,242,648,694
(a) Investment in master fund.
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (169) 3/2022 USD (19,619,210) (351,802)
Russell 2000 E-Mini Index (41) 3/2022 USD (4,597,740) (31,994)
S&P 500 E-Mini Index (1,142) 3/2022 USD (271,710,350) (4,835,795)
S&P Midcap 400 E-Mini Index (38) 3/2022 USD (10,783,260) (216,857)
(5,436,448)
As of December 31, 2021, the Fund had $16,407,568 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - December 31, 2021 - NVIT Managed American Funds Growth-Income Fund
Investment Company 95 .1%
Shares Value ($)
Equity Fund 95.1%
American Funds Growth-Income
Fund, Class 1 10,496,462 706,936,703
Total Investment Company
(cost $496,461,753) 706,936,703
Total Investments
(cost $496,461,753) — 95.1% 706,936,703
Other assets in excess of liabilities — 4.9% 36,535,621
NET ASSETS — 100.0% $ 743,472,324
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (11) 3/2022 USD (1,276,990) (23,346)
Russell 2000 E-Mini Index (2) 3/2022 USD (224,280) (2,705)
S&P 500 E-Mini Index (74) 3/2022 USD (17,606,450) (437,239)
S&P Midcap 400 E-Mini Index (4) 3/2022 USD (1,135,080) (26,220)
(489,510)
As of December 31, 2021, the Fund had $1,082,014 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statements of Assets and Liabilities - December 31, 2021 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 377,890,401
Repurchase agreements, at value —
Cash 14,474,838
Deposits with broker for futures contracts 1,816,308
Interest receivable 1,260
Security lending income receivable —
Receivable for capital shares issued 36,971
Receivable for variation margin on futures contracts 79,629
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 394,299,407
Liabilities:
Payable for investments purchased 33,485
Payable for capital shares redeemed 309
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 49,772
Fund administration fees 22,953
Distribution fees —
Administrative servicing fees 83,446
Accounting and transfer agent fees 71
Trustee fees 81
Custodian fees 1,563
Compliance program costs (Note 3) 346
Professional fees 9,160
Printing fees 8,492
Other 1,961
Total Liabilities 211,639
Net Assets $ 394,087,768
* Includes value of securities on loan (Note 2) —
Cost of investment securities 353,014,126
Cost of repurchase agreements —
Represented by:
Capital $ 332,501,917
Total distributable earnings (loss) 61,585,851
Net Assets $ 394,087,768

Fund of Funds - December 31, 2021 - Statements of Assets and Liabilities - 35
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 44,546,650 $ 50,553,820 $ 3,093,913,508 $ 706,936,703
989,450 8,984,387 — —
370,934 1,088,721 130,757,553 34,941,858
— — 18,169,671 1,987,952
24 15,961 1,785,117 2,938
1,496 13,844 — —
93,459 13 1,394,817 10,879
— — 1,566,116 51,560
7,785 7,774 — —
39 27 2,524 625
46,009,837 60,664,547 3,247,589,306 743,932,515
282,220 1,004,559 3,055,654 3,668
766 1,910 33,563 4,438
989,450 8,984,387 — —
4,113 4,462 397,351 90,480
29,420 29,495 76,105 29,473
8,812 9,155 679,221 154,001
12,831 5,099 641,389 153,689
57 60 403 110
1 8 1,335 32
2 3 11,231 2,088
36 40 2,807 636
8,260 8,256 10,715 9,305
6,181 5,677 15,517 9,349
156 127 15,321 2,922
1,342,305 10,053,238 4,940,612 460,191
$ 44,667,532 $ 50,611,309 $ 3,242,648,694 $ 743,472,324
970,223 10,750,762 — —
44,914,084 43,352,910 3,136,798,036 496,461,753
989,450 8,984,387 — —
$ 45,151,694 $ 43,552,709 $ 2,613,899,772 $ 546,107,613
(484,162) 7,058,600 628,748,922 197,364,711
$ 44,667,532 $ 50,611,309 $ 3,242,648,694 $ 743,472,324

36 - Statements of Assets and Liabilities - December 31, 2021 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 394,087,768
Class Y Shares —
Total $ 394,087,768
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 32,483,467
Class Y Shares —
Total 32,483,467
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 12.13
Class Y Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - December 31, 2021 - Statements of Assets and Liabilities - 37
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 42,093,908 $ 45,408,947 $ 3,242,648,694 $ 743,472,324
2,573,624 5,202,362 — —
$ 44,667,532 $ 50,611,309 $ 3,242,648,694 $ 743,472,324
3,838,280 2,791,935 239,025,409 51,395,735
238,055 336,152 — —
4,076,335 3,128,087 239,025,409 51,395,735
$ 10.97 $ 16.26 $ 13.57 $ 14.47
$ 10.81 $ 15.48 $ — $ —

38 - Statements of Operations - For the Year Ended December 31, 2021 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed
Global Allocation Fund
INVESTMENT INCOME:
Dividend income $ 3,371,290
Interest income 980
Income from securities lending (Note 2) —
Total Income 3,372,270
EXPENSES:
Investment advisory fees 2,779,128
Fund administration fees 130,796
Distribution fees Class II Shares 938,891
Administrative servicing fees Class II Shares 938,891
Professional fees 23,920
Printing fees 14,882
Trustee fees 10,810
Custodian fees 13,142
Accounting and transfer agent fees 274
Compliance program costs (Note 3) 1,357
Other 7,634
Total expenses before fees waived and expenses reimbursed 4,859,725
Distribution fees waived - Class II (Note 3) (938,891)
Investment advisory fees waived (Note 3) (2,215,790)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,705,044
NET INVESTMENT INCOME 1,667,226
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 51,873,384
Net realized gains (losses) from:
Transactions in investment securities 154,275
Expiration or closing of futures contracts (Note 2) (4,608,152)
Net realized gains (losses) 47,419,507
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (32,452,071)
Futures contracts (Note 2) (1,149,871)
Net change in unrealized appreciation/depreciation (33,601,942)
Net realized/unrealized gains (losses) 13,817,565
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 15,484,791
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - For the Year Ended December 31, 2021 - Statements of Operations - 39
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 578,804 $ 669,164 $ 25,864,151 $ 8,798,525
247 351 26,159 20,960
33,377 111,035 — —
612,428 780,550 25,890,310 8,819,485
36,198 35,417 4,127,150 983,300
90,100 89,940 671,763 195,828
75,551 71,753 7,012,747 1,666,602
75,551 63,686 7,012,747 1,666,602
15,585 15,518 90,841 32,404
9,833 9,525 44,387 20,954
937 920 80,395 19,131
1,030 997 96,743 23,073
218 227 1,559 423
127 130 10,272 2,444
864 714 54,802 12,831
305,994 288,827 19,203,406 4,623,592
— — — —
— — — —
(98,568) (98,263) — —
207,426 190,564 19,203,406 4,623,592
405,002 589,986 6,686,904 4,195,893
— — 110,587,440 6,061,340
(75,068) 4,244 670,938,444 2,640,375
— — (12,754,051) 1,111,119
(75,068) 4,244 768,771,833 9,812,834
(782,642) 4,657,162 (441,523,872) 119,866,086
— — (11,120,481) (1,011,098)
(782,642) 4,657,162 (452,644,353) 118,854,988
(857,710) 4,661,406 316,127,480 128,667,822
$ (452,708) $ 5,251,392 $ 322,814,384 $ 132,863,715

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - December 31, 2021 - Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 1,667,226 $ 2,433,185
Net realized gains (losses) 47,419,507 2,278,114
Net change in unrealized appreciation/depreciation (33,601,942) 39,229,368
Change in net assets resulting from operations 15,484,791 43,940,667
Distributions to Shareholders From:
Distributable earnings:
Class II (13,685,713) (9,481,789)
Class Y — —
Change in net assets from shareholder distributions (13,685,713) (9,481,789)
Change in net assets from capital transactions 50,163,384 (6,276,142)
Change in net assets 51,962,462 28,182,736
Net Assets:
Beginning of year 342,125,306 313,942,570
End of year $ 394,087,768 $ 342,125,306
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 48,502,932 $ 14,488,970
Dividends reinvested 13,685,713 9,481,789
Cost of shares redeemed (12,025,261) (30,246,901)
Total Class II Shares 50,163,384 (6,276,142)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 50,163,384 $ (6,276,142)
SHARE TRANSACTIONS:
Class II Shares
Issued 3,932,292 1,330,571
Reinvested 1,109,053 854,986
Redeemed (965,371) (2,778,834)
Total Class II Shares 4,075,974 (593,277)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares 4,075,974 (593,277)
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - December 31, 2021 - Statements of Changes in Net Assets - 41
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 405,002 $ 238,961 $ 589,986 $ 160,983
(75,068) 18,476 4,244 (137,122)
(782,642) 371,153 4,657,162 2,222,326
(452,708) 628,590 5,251,392 2,246,187
(379,401) (245,294) (522,726) (130,624)
(35,852) (42,477) (76,256) (34,403)
(415,253) (287,771) (598,982) (165,027)
23,995,245 15,902,816 32,085,230 8,038,658
23,127,284 16,243,635 36,737,640 10,119,818
21,540,248 5,296,613 13,873,669 3,753,851
$ 44,667,532 $ 21,540,248 $ 50,611,309 $ 13,873,669
$ 26,693,430 $ 19,293,040 $ 31,912,468 $ 7,257,109
379,401 245,294 522,726 130,624
(3,345,935) (4,566,642) (2,865,565) (444,909)
23,726,896 14,971,692 29,569,629 6,942,824
1,597,146 2,861,122 5,521,342 1,994,303
35,852 42,477 76,256 34,403
(1,364,649) (1,972,475) (3,081,997) (932,872)
268,349 931,124 2,515,601 1,095,834
$ 23,995,245 $ 15,902,816 $ 32,085,230 $ 8,038,658
2,409,937 1,718,501 2,085,326 632,845
34,567 21,746 32,467 9,744
(301,709) (409,696) (195,125) (37,912)
2,142,795 1,330,551 1,922,668 604,677
145,636 256,432 378,063 200,636
3,312 3,820 4,978 2,697
(124,114) (179,654) (212,726) (93,393)
24,834 80,598 170,315 109,940
2,167,629 1,411,149 2,092,983 714,617

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - December 31, 2021 - Fund of Funds
NVIT Managed American Funds Asset Allocation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 6,686,904 $ 27,048,787
Net realized gains (losses) 768,771,833 (90,508,965)
Net change in unrealized appreciation/depreciation (452,644,353) 233,434,597
Change in net assets resulting from operations 322,814,384 169,974,419
Distributions to Shareholders From:
Distributable earnings:
Class II — (113,863,852)
Change in net assets from shareholder distributions — (113,863,852)
Change in net assets from capital transactions 378,283,454 175,498,307
Change in net assets 701,097,838 231,608,874
Net Assets:
Beginning of year 2,541,550,856 2,309,941,982
End of year $ 3,242,648,694 $ 2,541,550,856
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 451,650,265 $ 127,390,482
Dividends reinvested — 113,863,852
Cost of shares redeemed (73,366,811) (65,756,027)
Total Class II Shares 378,283,454 175,498,307
Change in net assets from capital transactions $ 378,283,454 $ 175,498,307
SHARE TRANSACTIONS:
Class II Shares
Issued 33,671,855 11,133,526
Reinvested — 9,890,267
Redeemed (5,752,508) (5,719,159)
Total Class II Shares 27,919,347 15,304,634
Total change in shares 27,919,347 15,304,634
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - December 31, 2021 - Statements of Changes in Net Assets - 43
NVIT Managed American Funds Growth-Income Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 4,195,893 $ 4,470,565
9,812,834 (20,723,405)
118,854,988 58,303,643
132,863,715 42,050,803
(1,384,021) (37,738,566)
(1,384,021) (37,738,566)
18,874,213 65,394,507
150,353,907 69,706,744
593,118,417 523,411,673
$ 743,472,324 $ 593,118,417
$ 71,224,185 $ 81,486,737
1,384,021 37,738,566
(53,733,993) (53,830,796)
18,874,213 65,394,507
$ 18,874,213 $ 65,394,507
5,382,000 7,345,741
99,642 3,375,464
(4,160,962) (4,735,076)
1,320,680 5,986,129
1,320,680 5,986,129

44 - Financial Highlights - December 31, 2021 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)(g)
Portfolio
Turnover(b)
NVIT BlackRock Managed
Global Allocation Fund
Class II Shares
Year Ended December 31,
2021 $ 12 .04 0.05 0.49 0.54 (0.45) — (0.45) $ 12 .13 4.43% $ 394,087,768 0.45% 0.44% 1.29% 6.74%
Year Ended December 31,
2020 $ 10 .83 0.09 1.46 1.55 (0.34) — (0.34) $ 12 .04 14.55% $ 342,125,306 0.46% 0.78% 1.30% 12.20%
Year Ended December 31,
2019 $ 9 .71 0.10 1.34 1.44 (0.06) (0.26) (0.32) $ 10 .83 14.95% $ 313,942,570 0.46% 0.95% 1.30% 2.42%
Year Ended December 31,
2018 $ 11 .11 0.07 (0.97) (0.90) (0.10) (0.40) (0.50) $ 9 .71 (8.47)% $ 246,278,872 0.50% 0.61% 1.34% 3.50%
Year Ended December 31,
2017 $ 9 .49 0.10 1.65 1.75 (0.13) — (0.13) $ 11 .11 18.43% $ 217,695,865 0.51% 0.91% 1.35% 4.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - December 31, 2021 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT iShares
®
Fixed Income
ETF Fund
Class II Shares
Year Ended December 31,
2021 $ 11 .30 0.13 (0.36) (0.23) (0.10) — (0.10) $ 10 .97 (2.02)% $ 42,093,908 0.67% 1.19% 0.97% 7.69%
Year Ended December 31,
2020 $ 10 .69 0.20 0.56 0.76 (0.13) (0.02) (0.15) $ 11 .30 7.12% $ 19,164,626 0.67% 1.79% 1.47% 52.97%
Period Ended December 31,
2019(h) $ 10 .00 0.28 0.57 0.85 (0.10) (0.06) (0.16) $ 10 .69 8.51% $ 3,900,108 0.67% 2.80% 5.82% 34.43%
Class Y Shares
Year Ended December 31,
2021 $ 11 .14 0.19 (0.37) (0.18) (0.15) — (0.15) $ 10 .81 (1.59)% $ 2,573,624 0.17% 1.70% 0.48% 7.69%
Year Ended December 31,
2020 $ 10 .53 0.26 0.56 0.82 (0.19) (0.02) (0.21) $ 11 .14 7.75% $ 2,375,622 0.17% 2.32% 1.05% 52.97%
Period Ended December 31,
2019(h) $ 10 .00 0.33 0.57 0.90 (0.31) (0.06) (0.37) $ 10 .53 8.97% $ 1,396,505 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

46 - Financial Highlights - December 31, 2021 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT iShares
®
Global Equity
ETF Fund
Class II Shares
Year Ended December 31,
2021 $ 13 .51 0.28 2.66 2.94 (0.18) (0.01) (0.19) $ 16 .26 21.79%(h) $ 45,408,947 0.64% 1.80% 0.94% 14.50%
Year Ended December 31,
2020 $ 11 .81 0.26 1.60 1.86 (0.16) — (0.16) $ 13 .51 15.76% $ 11,743,116 0.67% 2.19% 2.12% 17.62%
Period Ended December 31,
2019(i) $ 10 .00 0.28 1.64 1.92 (0.05) (0.06) (0.11) $ 11 .81 19.23% $ 3,125,956 0.67% 2.65% 7.62% 20.44%
Class Y Shares
Year Ended December 31,
2021 $ 12 .85 0.31 2.57 2.88 (0.24) (0.01) (0.25) $ 15 .48 22.42% $ 5,202,362 0.17% 2.11% 0.51% 14.50%
Year Ended December 31,
2020 $ 11 .23 0.29 1.54 1.83 (0.21) — (0.21) $ 12 .85 16.32% $ 2,130,553 0.17% 2.64% 1.69% 17.62%
Period Ended December 31,
2019(i) $ 10 .00 0.27 1.71 1.98 (0.69) (0.06) (0.75) $ 11 .23 19.82% $ 627,895 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

Fund of Funds - December 31, 2021 - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Managed American
Funds Asset Allocation Fund
Class II Shares
Year Ended December 31,
2021 $ 12 .04 0.03 1.50 1.53 — — — $ 13 .57 12.71% $ 3,242,648,694 0.68% 0.24% 0.68% 111.63%
Year Ended December 31,
2020 $ 11 .80 0.13 0.68 0.81 (0.13) (0.44) (0.57) $ 12 .04 7.09% $ 2,541,550,856 0.69% 1.17% 0.69% 9.90%
Year Ended December 31,
2019 $ 10 .37 0.18 1.76 1.94 (0.19) (0.32) (0.51) $ 11 .80 18.97% $ 2,309,941,982 0.69% 1.57% 0.69% 0.82%
Year Ended December 31,
2018 $ 11 .59 0.15 (0.67) (0.52) (0.14) (0.56) (0.70) $ 10 .37 (4.82)% $ 1,706,672,250 0.69% 1.33% 0.69% 0.39%
Year Ended December 31,
2017 $ 10 .16 0.13 1.64 1.77 (0.21) (0.13) (0.34) $ 11 .59 17.55% $ 1,502,670,401 0.69% 1.21% 0.69% 1.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

48 - Financial Highlights - December 31, 2021 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT Managed American
Funds Growth-Income Fund
Class II Shares
Year Ended December 31,
2021 $ 11 .84 0.08 2.58 2.66 (0.03) — (0.03) $ 14 .47 22.45% $ 743,472,324 0.69% 0.63% 0.69% 10.09%
Year Ended December 31,
2020 $ 11 .87 0.10 0.68 0.78 (0.13) (0.68) (0.81) $ 11 .84 6.98% $ 593,118,417 0.70% 0.85% 0.70% 20.20%
Year Ended December 31,
2019 $ 10 .30 0.16 2.06 2.22 (0.17) (0.48) (0.65) $ 11 .87 21.98% $ 523,411,673 0.71% 1.38% 0.71% 2.71%
Year Ended December 31,
2018 $ 11 .12 0.13 (0.38) (0.25) (0.11) (0.46) (0.57) $ 10 .30 (2.58)% $ 340,244,780 0.72% 1.11% 0.72% 6.21%
Year Ended December 31,
2017 $ 9 .23 0.12 1.88 2.00 (0.10) (0.01) (0.11) $ 11 .12 21.70% $ 272,299,135 0.72% 1.17% 0.72% 5.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.

Fund of Funds - December 31, 2021 - Notes to Financial Statements - 49
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT BlackRock Managed Global Allocation Fund (formerly, BlackRock NVIT Managed Global Allocation Fund
("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, hold shares of BlackRock Managed Global Allocation,
Managed American Asset Allocation, and Managed American
Growth-Income. Shares of iShares Fixed Income and iShares
Global Equity are held by separate accounts established by
NLIC, Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that
each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including
exchange traded funds ("ETFs")) (“Underlying Funds”), and
may have additional investment and concentration risk. The
Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and
iShares Global Equity is sponsored by BlackRock Fund
Advisors (the “iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class
Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Effective April 30, 2021, the BlackRock NVIT Managed Global
Allocation Fund was renamed NVIT BlackRock Managed
Global Allocation Fund.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.

50 - Notes to Financial Statements - December 31, 2021 - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end Underlying
Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund.
Shares of exchange traded funds ("ETFs") are generally
valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
The Funds may invest in other unaffiliated mutual funds (including
ETFs), which are open-end investment companies generally
available to the public and other investment companies. The
Funds’ Statements of Investments list each Underlying Fund
held as of period end as an investment of each Fund, but do
not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's
(the "SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 377,890,401 $ – $ – $ 377,890,401
Total Assets $ 377,890,401 $ – $ – $ 377,890,401
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (612,180) $ – $ – $ (612,180)
Total Liabilities $ (612,180) $ – $ – $ (612,180)
Total $ 377,278,221 $ – $ – $ 377,278,221
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 44,546,650 $ – $ – $ 44,546,650
Repurchase Agreement – 989,450 – 989,450
Total $ 44,546,650 $ 989,450 $ – $ 45,536,100
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 50,553,820 $ – $ – $ 50,553,820

Fund of Funds - December 31, 2021 - Notes to Financial Statements - 51
For additional information about the unaffiliated Underlying
Funds’ valuation policies, please refer to the unaffiliated funds’
most recent annual or semiannual report. BlackRock Managed
Global Allocation's Underlying Fund's most recent annual or
semiannual report can be found at www.blackrock.com. iShares
ETF Underlying Funds’ most recent annual or semiannual
report to shareholders can be found at www.ishares.com.
Managed American Asset Allocation's and Managed American
Growth-Income's Underlying Funds' most recent annual or
semiannual report can be found at www.americanfunds.com.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, the Funds did not have overdrawn
balances.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 8,984,387 $ – $ 8,984,387
Total $ 50,553,820 $ 8,984,387 $ – $ 59,538,207
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 3,093,913,508 $ – $ – $ 3,093,913,508
Total Assets $ 3,093,913,508 $ – $ – $ 3,093,913,508
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (5,436,448) $ – $ – $ (5,436,448)
Total Liabilities $ (5,436,448) $ – $ – $ (5,436,448)
Total $ 3,088,477,060 $ – $ – $ 3,088,477,060
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 706,936,703 $ – $ – $ 706,936,703
Total Assets $ 706,936,703 $ – $ – $ 706,936,703
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (489,510) $ – $ – $ (489,510)
Total Liabilities $ (489,510) $ – $ – $ (489,510)
Total $ 706,447,193 $ – $ – $ 706,447,193
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

52 - Notes to Financial Statements - December 31, 2021 - Fund of Funds
by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2021
BlackRock Managed Global Allocation
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (612,180)
Total $ (612,180)
Managed American Asset Allocation
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (5,436,448)
Total $ (5,436,448)
Managed American Growth-Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (489,510)
Total $ (489,510)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (4,608,152)
Total $ (4,608,152)

Fund of Funds - December 31, 2021 - Notes to Financial Statements - 53
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2021, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
Securities Lending
During the year ended December 31, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (12,754,051)
Total $ (12,754,051)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,111,119
Total $ 1,111,119
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,149,871)
Total $ (1,149,871)
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (11,120,481)
Total $ (11,120,481)
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,011,098)
Total $ (1,011,098)
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 27,591,154
Average Notional Balance Short $ 4,085,945
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 191,108,715
Average Notional Balance Short $ 31,822,884
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 26,385,680
Average Notional Balance Short $ 1,557,138

54 - Notes to Financial Statements - December 31, 2021 - Fund of Funds
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-
market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
iShares Fixed Income $ 989,450
iShares Global Equity 8,984,387

Fund of Funds - December 31, 2021 - Notes to Financial Statements - 55
seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2021, the joint repos on a gross basis were as follows:
Bank of America NA, 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $45,000,188, collateralized by U.S. Government
Agency Security, 2.50%, maturing 4/20/2050; total market value $45,900,000.
Cantor Fitzgerald & Co., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $91,230,899, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.05%, maturing 5/1/2024 - 7/20/2071; total market value $93,055,129.
MetLife, Inc., 0.06%, dated 12/31/2021, due 1/3/2022, repurchase price $148,400,742, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $151,428,824.
NatWest Markets Securities, Inc., 0.05%, dated 12/28/2021, due 1/4/2022, repurchase price $242,502,358, collateralized by U.S.
Government Treasury Securities, ranging from 0.63% - 2.88%, maturing 10/31/2023 - 8/31/2028; total market value $247,352,120.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
iShares Fixed
Income
Cantor Fitzgerald
& Co. $ 989,450 $ – $ 989,450 $ (989,450) $ –
Total $ 989,450 $ – $ 989,450 $ (989,450) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
iShares Global
Equity
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
iShares Global
Equity
Cantor Fitzgerald
& Co. 984,387 – 984,387 (984,387) –
iShares Global
Equity MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
iShares Global
Equity
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 8,984,387 $ – $ 8,984,387 $ (8,984,387) $ –

56 - Notes to Financial Statements - December 31, 2021 - Fund of Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2021 are primarily attributable to investments in regulated investment companies. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2021 may primarily be attributable to mark-to-market adjustments
on futures and outstanding wash sale loss deferrals. These
reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended December 31, 2021, the Funds have
no reclassifications between capital and total distributable earnings.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2021, the estimated maximum amounts each Fund may claim as consent dividends for 2021 are as follows:
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the
Amounts designated as “—” are zero or have been rounded to zero.
* As of December 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
Fund
Ordinary Distribution
Available for
Consent Dividend
BlackRock Managed Global Allocation $ 1,667,072
iShares Fixed Income —
iShares Global Equity —
Managed American Asset Allocation 6,575,433
Managed American Growth-Income 4,195,298
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - December 31, 2021 - Notes to Financial Statements - 57
total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of December 31, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2022 or the Funds cease to operate as a “fund-of-funds”.
During the year ended December 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2021, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 2,215,790
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.00

58 - Notes to Financial Statements - December 31, 2021 - Fund of Funds
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $161,311 during the year ended December 31, 2021.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2022.
Effective November 12, 2021, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November
12, 2023.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Managed American Asset Allocation 0.15 % N/A 0.15%
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17%
Managed American Asset Allocation All Classes 0.23%
Managed American Growth-Income Class II 0.22%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
BlackRock Managed Global Allocation $ — $ — $ — $ —
iShares Fixed Income 131,827(a) 103,659 98,568 334,054
iShares Global Equity 132,068(a) 103,719 98,263 334,050
Managed American Asset Allocation — — — —

Fund of Funds - December 31, 2021 - Notes to Financial Statements - 59
During the year ended December 31, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned an
aggregate of $1,178,427 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $14,330.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2022:
During the year ended December 31, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Managed American Growth-Income $ — $ — $ — $ —
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from January 24, 2019 (commencement of operations) through December 31, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Distribution Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 938,891

60 - Notes to Financial Statements - December 31, 2021 - Fund of Funds
rate of up to 0.25% of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2021, none of the Funds engaged in
interfund lending.
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.22
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 938,891
iShares Fixed Income 75,551
iShares Global Equity 63,686
Managed American Asset Allocation 7,012,747
Managed American Growth-Income 1,666,602

Fund of Funds - December 31, 2021 - Notes to Financial Statements - 61
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income
and iShares Global Equity invest may apply any of a variety
of investment strategies and may invest in a broad range of
asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s
annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares
Global Equity or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the
Underlying Fund, may also be found in each such Underlying
Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American
Asset Allocation and Managed American Growth-Income each
concentrates its investments primarily in a single Underlying
Fund. Therefore, each Fund has the same principal risks as
the Underlying Fund. Information about each Underlying
Fund’s risks may be found in such Underlying Fund’s annual
or semiannual report to shareholders which can be found at
www.blackrock.com for BlackRock Managed Global Allocation
and www.americanfunds.com for Managed American Asset
Allocation and Managed American Growth-Income or at the
SEC's website at www.sec.gov. The relative concentration in
each Underlying Fund also may affect the direct performance
of each Fund, positively or negatively, and may have a greater risk of loss.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 99,695,411 $ 24,209,700
iShares Fixed Income 26,403,026 2,519,747
iShares Global Equity 36,652,129 4,613,777
Managed American Asset Allocation 3,384,173,042 2,996,475,824
Managed American Growth-Income 79,246,967 63,851,052
* Purchases include reinvestments of income and realized gain distributions, as applicable.

62 - Notes to Financial Statements - December 31, 2021 - Fund of Funds
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ 13,685,713 $ – $ 13,685,713 $ – $ 13,685,713
iShares Fixed Income 405,002 10,251 415,253 – 415,253
iShares Global Equity 598,982 – 598,982 – 598,982
Managed American Asset Allocation – – – – –
Managed American Growth-Income 1,384,021 – 1,384,021 – 1,384,021
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ 9,481,789 $ – $ 9,481,789 $ – $ 9,481,789
iShares Fixed Income 286,772 999 287,771 – 287,771
iShares Global Equity 165,027 – 165,027 – 165,027
Managed American Asset Allocation 27,089,068 86,774,784 113,863,852 – 113,863,852
Managed American Growth-Income 6,251,110 31,487,456 37,738,566 – 37,738,566
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
BlackRock Managed Global
Allocation $ 43,094,659 $ – $ 43,094,659 $ – $ (4,690,348) $ 23,181,540 $ 61,585,851
iShares Fixed Income – 3,243 3,243 – – (487,405) (484,162)
iShares Global Equity 17,148 6 17,154 – – 7,041,446 7,058,600
Managed American Asset Allocation 18,803,497 653,486,131 672,289,628 – – (43,540,706) 628,748,922
Managed American Growth-Income 4,195,298 – 4,195,298 – (7,054,073) 200,223,486 197,364,711
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Fund of Funds - December 31, 2021 - Notes to Financial Statements - 63
As of December 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of December 31, 2021, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2021.
During the year ended December 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 354,096,681 $ 23,819,721 $ (638,181) $ 23,181,540
iShares Fixed Income 46,023,505 27,322 (514,727) (487,405)
iShares Global Equity 52,496,761 7,041,446 — 7,041,446
Managed American Asset Allocation 3,132,017,766 12,539,589 (56,080,295) (43,540,706)
Managed American Growth-Income 506,223,707 200,744,826 (521,340) 200,223,486
Amounts designated as "—" are zero or have been rounded to zero.
Fund Amount
BlackRock Managed Global Allocation $(4,690,348)
Managed American Growth-Income (7,054,073)
Fund Utilized
BlackRock Managed Global Allocation $4,967,550
iShares Global Equity 15,630
Managed American Asset Allocation 86,256,027
Managed American Growth-Income 8,865,003

64 - Report of Independent Registered Public Accounting Firm - December 31, 2021 - Fund of Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BlackRock Managed Global
Allocation Fund, NVIT iShares® Fixed Income ETF Fund, NVIT iShares® Global Equity ETF Fund, NVIT Managed
American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of BlackRock
NVIT Managed Global Allocation Fund, NVIT iShares® Fixed Income ETF Fund, NVIT iShares® Global Equity ETF Fund, NVIT
Managed American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fund of Funds - December 31, 2021 (Unaudited) - Supplemental Information - 65
NVIT AllianzGI International Growth Fund
NVIT Allspring Discovery Fund (formerly, NVIT Wells
Fargo Discovery Fund)
NVIT Amundi Multi Sector Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund (formerly,
BlackRock NVIT Equity Dividend Fund)
NVIT BlackRock Managed Global Allocation Fund
(formerly, BlackRock NVIT Managed Global Allocation
Fund)
NVIT BNY Mellon Core Plus Bond Fund (formerly,
NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly,
NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income
Fund)
NVIT Columbia Overseas Value Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly,
NVIT Newton Sustainable U.S. Equity Fund)
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund (formerly,
DoubleLine NVIT Total Return Tactical Fund)
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund (formerly,
Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P.
Morgan Disciplined Equity Fund)
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Neuberger Berman Multi Cap Opportunities
Fund (formerly, Neuberger Berman NVIT Multi Cap
Opportunities Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory

66 - Supplemental Information - December 31, 2021 (Unaudited) - Fund of Funds
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
The Trustees considered that NVIT AllianzGI International
Growth Fund, NVIT Allspring Discovery Fund, NVIT AQR Large
Cap Defensive Style Fund, NVIT BNY Mellon Core Plus Bond
Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Core
Bond Fund, NVIT Emerging Markets Fund, NVIT Government
Money Market Fund, NVIT GS Emerging Markets Equity
Insights Fund, NVIT GS International Equity Insights Fund,
NVIT GS Large Cap Equity Insights Fund, NVIT iShares
®
Fixed
Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund,
NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan Mozaic
Multi-Asset Fund, NVIT Jacobs Levy Large Cap Growth Fund,
NVIT Real Estate Fund, and NVIT Short Term Bond Fund,
were shown to pay actual management fees and to have total
expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. With respect to NVIT
Amundi Multi Sector Bond Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government
Bond Fund, NVIT GS Small Cap Equity Insights Fund, NVIT
International Equity Fund, NVIT Managed American Funds
Asset Allocation Fund, NVIT Neuberger Berman Multi Cap
Opportunities Fund, and NVIT Columbia Overseas Value Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1

Fund of Funds - December 31, 2021 (Unaudited) - Supplemental Information - 67
fees) was at a level equal to or lower than the Fund’s peer
group median (or, in the case of the total expense ratio of the
NVIT Columbia Overseas Value Fund, one basis point above
the peer group median) and the level of the Fund’s actual
management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of these Funds was shown to have experienced three-
year performance for the period ended June 30, 2021 (or the
one-year period with respect to NVIT GS International Equity
Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
iShares
®
Global Equity ETF Fund, and NVIT J.P. Morgan U.S.
Equity Fund, each of which commenced operations in 2019)
at or above its peer group median, or below the median but
within the top three comparative quintiles. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT Short Term Bond Fund, the Trustees noted that while the Fund had experienced three-year performance in the fourth quintile of its peer group, investment performance had improved to the third quintile of its peer group for the one-year period ended June 30, 2021.
With respect to NVIT AQR Large Cap Defensive Style Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fourth quintile of its peer group and considered management’s statements that the Fund’s underperformance
was the result of the Fund’s defensive positioning during the recent period of strong equity markets. With respect to NVIT
Emerging Markets Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth quintile of its peer group and considered that as of September 2021,
the Fund’s prior two subadvisers were replaced and additional time was necessary to evaluate the Fund’s performance under
the new subadvisers. The Trustees also considered that the
Fund has been designated to be subject to heightened review
by the Trustees in the coming year. With respect to the NVIT
Managed American Funds Asset Allocation Fund, the Trustees
noted that Fund placed in the 60th percentile of its peer group;
they considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions, but that the overlay is performing as intended. With respect to NVIT GS Emerging Markets Equity
Insights Fund, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of the period ended June 30, 2021.
With respect to NVIT Amundi Multi Sector Bond Fund and NVIT
International Equity Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth or fifth quintile of its peer group, respectively and considered that the investment performance for each Fund had improved to the
first quintile of its peer group for the one-year period ended
June 30, 2021. The Trustees also considered that NVIT Amundi
Multi Sector Bond Fund has been designated to be subject to
heightened review by the Trustees in the coming year. With
respect to NVIT BNY Mellon Sustainable U.S. Equity Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fifth quintile of its peer group and considered that in May 2020 the Fund’s prior sub-adviser was replaced
and that its performance has improved since that time; they
also considered and that the Fund has been designated to
be subject to heightened review by the Trustees in light of its investment performance.
A number of the Funds had been relatively recently organized, and the Trustees considered Management’s statement that
additional time was necessary to evaluate their performance
records. Those included NVIT GS Small Cap Equity Insights
Fund, which Management noted had experienced one-year and
18-month performance in the fourth quintile of its peer group;
NVIT iShares
®
Fixed Income ETF Fund, which Management
noted had achieved performance at the 21st comparative
percentile against its peer group since its inception in January
2019, notwithstanding performance in the fifth quintile for the one-year period; and NVIT J.P. Morgan Mozaic Multi-Asset
Fund, which had experienced fifth quintile performance for the period since its inception in October 2019.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation
Fund, the Trustees noted that although the Fund’s total
expense ratio (including 12b-1/non-12b-1 fees) was in the
fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level lower than its peer group
median. The Trustees noted that the Fund had experienced
three-year performance below its peer group median in the
fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions,
but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median
(but within one basis point of the median) and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in
the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the
Fund. The Trustees considered that, although the Fund pays
relatively high total expenses, the Fund’s overall expense
arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown

68 - Supplemental Information - December 31, 2021 (Unaudited) - Fund of Funds
to be within the second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth
& Income Fund, the Trustees considered that, although
the Fund’s total expense ratio (including 12b-1/non-12b-1
fees) was higher than the Fund’s peer group median, due in
substantial part to the rule 12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to
pay actual management fees [at] the median of the Fund’s
peer group. They noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various
market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors
make an active choice to invest in the Fund in light of the
fact that it invests a majority of its portfolio in an underlying
American Fund. The Trustees determined on the basis of
all of the information presented to them that the expense
and performance information of the Fund, and other factors
considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees noted that although the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund, it was shown
to pay actual management fees at a level equal to its peer
group median. The Trustees considered that the Fund had
experienced three-year performance in the second quintile of its peer group with respect to its second largest share class noting that the Fund’s largest share class did not yet have a three-year performance record. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of the Fund, and
other factors considered by them, were consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees noted that there were not enough peers available for a quintile ranking with respect to expenses and considered that, although the
Fund was shown to pay actual management fees higher than
its peer group median, its total expense ratio (including 12b-
1/non-12b-1 fees) was within what the Trustees considered a
generally acceptable range of the Fund’s peer group median.
With respect to the Fund’s performance the Trustees considered that these Fund had been relatively recently organized and did not have three years of performance, although the Fund had
achieved quite favorable performance relative to its peers for the period since its inception in October 2019. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of NVIT Blackrock Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers,
expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.

Fund of Funds - December 31, 2021 (Unaudited) - Supplemental Information - 69
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2021, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
BlackRock Managed Global Allocation 5.29%
iShares Fixed Income –
iShares Global Equity 36.17
Managed American Asset Allocation 95.28
Managed American Growth-Income 100.00
Amounts designated as "—" are zero or have been rounded to zero.
Fund Amount
BlackRock Managed Global Allocation $ –
iShares Fixed Income 10,251
iShares Global Equity –
Managed American Asset Allocation –
Managed American Growth-Income –
Amounts designated as "—" are zero or have been rounded to zero.
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 161,428 0.0516
Managed American Asset Allocation – –
Managed American Growth-Income – –
Amounts designated as "—" are zero or have been rounded to zero.
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 7,831 0.0025
Managed American Asset Allocation – –
Managed American Growth-Income – –
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - December 31, 2021 - Management Information - 71
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

72 - Management Information - December 31, 2021 - Fund of Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fund of Funds - December 31, 2021 - Management Information - 73
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

74 - Market Index Definitions - December 31, 2021 - Fund of Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fund of Funds - December 31, 2021 - Market Index Definitions - 75
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

76 - Market Index Definitions - December 31, 2021 - Fund of Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Fund of Funds - December 31, 2021 - Market Index Definitions - 77
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

78 - Market Index Definitions - December 31, 2021 - Fund of Funds
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-FOF (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
Mozaic Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Consolidated Fund Commentary 3
Consolidated Shareholder Expense Example 8
Consolidated Statement of Investments 9
Consolidated Statement of Assets and Liabilities 11
Consolidated Statement of Operations 13
Consolidated Statement of Changes in Net Assets 14
Consolidated Financial Highlights 15
Notes to Consolidated Financial Statements 16
Report of Independent Registered Public Accounting Firm 27
Supplemental Information 28
Management Information 32
Market Index Definitions 35

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Consolidated Fund Commentary - 3
For the annual period ended December 31, 2021, the NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund Class II returned 7.07%
versus 3.45% for its benchmark, the J.P. Morgan Mozaic
SM
Index (Series F). For broader comparison, the return for the
Fund's closest Morningstar peer category, U.S. Insurance
Systematic Trend (consisting of 79 Funds as of December 31,
2021), was 7.35% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report's Fund
Performance section.
Most major markets continued to climb higher through 2021
as investors digested the shifting backdrop of the COVID-19
pandemic and the related economic impacts. The year began
with a slow, staged rollout of vaccines that quickly expanded, with ultimately more than 8 billion doses being administered over the year. Despite the successful and rapid deployment of vaccines, the virus continued to wreak havoc, with mutations and outbreaks leading to sporadic regional lockdowns. Amid
continued economic uncertainty, fiscal and monetary policy
continued to be accommodative, though inflationary pressures that progressed beyond a transitory nature triggered more
hawkish positioning from global central banks by year-end.
Equities were the largest contributor to performance over
the performance period as the strategy added to equities
throughout the year on the back of broad, strong performance.
The strategy allocated to all six potential markets throughout the year, with the exposure to S&P 500
®
Index contributing
the most and exposure to DAX PERFORMANCE-INDEX
(“DAX”)* contributing the least. Fixed income detracted over the period with notional exposure fluctuating throughout
the year. Exposure to U.S. 10-Year Treasury Notes was the
sole contributor from fixed income, while 10-year Australian
Government Bond Futures detracted the most. Fixed income
was challenged throughout the year as rates drifted higher and longer-dated bonds suffered the most. Lastly, the commodities exposure benefitted the strategy.
Not only did equity markets rally, but commodities also
performed well. Energy led with natural gas and oil each rallying more than 45%. Industrial metals also performed strongly with copper and zinc each gaining more than 30%. Precious metals
were a weak spot within the commodities complex as both
ended the year lower. Exposure to industrial metals contributed the most driven by strong returns from copper and aluminum,
while exposure to precious metals detracted the most led by
softness in gold returns over the period.
The Fund repositions based on the markets that have
outperformed on a relative basis all while staying diversified between selected constituents. The Fund is currently positioned long across most equity markets and would benefit from an
extension of the global equity market rally.
The tables below highlight the top 5 contributors and the top 5 detractors.
*The DAX is Germany's primary stock index, listing the 30
largest companies that trade on the Frankfurt Stock Exchange.
The acronym stands for Deutscher Aktienindex, or German
stock index.
The Fund obtains access to constituents through index futures, which are derivatives.
The Fund did not experience any liquidity events that materially impacted performance during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Alistair Lowe; Yazann Romahi, CFA; Joe Staines, CFA; and
Steven (Yegang) Wu
The Fund seeks to track the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition
changes, and the timing of Fund share purchases and
Contributors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
S&P 500 28.1 242 Long trend benefited
NASDAQ 100 26.8 182 Long trend benefited
Copper 26.5 99 Long trend benefited
Aluminum 38.5 95 Long trend benefited
TOPIX 7.6 90 Long trend benefited
1
Period return was calculated using the Bloomberg generic future contract
Detractors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
Australian 10 Yr. Gov Bond -4.8 -143 Diversification requirement detracted
Euro Bund 10 Yr. -1.1 -68 Diversification requirement detracted
Gold -10.6 -61 Long trend detracted
Silver -6.6 -0.8 Long trend detracted
US Ultra Long Bond -4.4 -32 Long trend/ Diversification requirement detracted
1
Period return was calculated using the Bloomberg generic future contract

4 - Consolidated Fund Commentary - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
redemptions. By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the
Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that
apply to similar investments if held directly by the Fund. The
Fund may invest in more-aggressive investments such as
derivatives (which create investment leverage and are highly volatile), commodities (which are considered highly volatile and speculative and can lose a significant portion of their
value) and futures contracts (prices are more volatile than
stocks and bonds and fluctuations in value can cause large
losses to the Fund). The Fund may invest in other investment companies. Therefore, in addition to the expenses of the
Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the other investment
companies. The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies
involve greater risk than larger, more-established companies because smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business
and economic developments; and iii) may have more-limited
resources. The Fund is subject to the risks of investing in fixed-
income securities, including default risk and interest rate risk
(if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in
sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets).
The Fund is subject to liquidity risk (the Fund may be more
volatile than other mutual funds) and cash position risk (the
Fund may miss investment opportunities). Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
The J.P. Morgan Mozaic℠ Index (Series F) (“Index”) has been
licensed to Nationwide Fund Advisors (the “Licensee”) for the
Licensee’s benefit. Neither the Licensee nor the NVIT J.P.
Morgan Mozaic℠ Multi-Asset Fund (the “Product”) is sponsored, operated, endorsed, recommended, sold, or promoted by J.P.
Morgan Securities LLC (“JPMS”) or any of its affiliates (other than J.P. Morgan Investment Management, in its capacity as
the Sub-Adviser to the Product) (together and individually,
“JPMorgan”). JPMorgan makes no representation and gives
no warranty, express or implied, to contract owners taking
exposure to the Product. Such persons should seek appropriate professional advice before making any investment. The Index
has been designed and is compiled, calculated, maintained,
and sponsored by JPMS without regard to the Licensee,
the Product, or any contract owner. JPMorgan is under no
obligation to continue compiling, calculating, maintaining, or sponsoring the Index. JPMorgan may independently issue
or sponsor other indices or products that are similar to and may compete with the Index and the Product. JPMorgan may
also transact in assets referenced in the Index (or in financial instruments such as derivatives that reference those assets).
These activities could have a positive or negative effect on the value of the Index and the Product.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Consolidated Fund Commentary - 5
Asset Allocation
1
Foreign Government Securities 11.8%
Corporate Bonds 6.1%
Supranational 4.7%
Futures Contracts 1.1%
Other assets in excess of liabilities
§
76.3%
100.0%
Top Industries
2
Capital Markets 15.8%
Banks 11.3%
Other Industries 72.9%
100.0%
Top Holdings
2
Japan Bank for International Cooperation, 2.50%,
6/1/2022 15.9%
Caisse d'Amortissement de la Dette Sociale , 1.88%,
2/12/2022 15.9%
CPPIB Capital, Inc., 0.75%, 4/8/2022 15.8%
Nederlandse Waterschapsbank NV, 1.88%,
4/14/2022 11.3%
Asian Development Bank, 2.00%, 2/16/2022 11.2%
Erste Abwicklungsanstalt , 2.63%, 3/4/2022 10.6%
Kommuninvest I Sverige AB, 0.50%, 2/2/2022 9.9%
European Stability Mechanism, 2.13%, 11/3/2022 9.4%
100.0%
Top Countries
2
Japan 16.0%
France 15.8%
Canada 15.8%
Netherlands 11.3%
Germany 10.6%
Sweden 9.9%
United States 9.4%
Other Countries 11.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

6 - Consolidated Fund Commentary - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class II 7.07% 3.39% 10/4/2019
Class Y 7.62% 3.86% 10/4/2019
J.P. Morgan Mozaic
SM
Index (Series F) 3.45% 2.86%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 4.00% 0.93%
Class Y 3.50% 0.43%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Consolidated Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund from inception
through 12/31/21 versus the J.P. Morgan Mozaic
SM
Index (Series F) for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Consolidated Shareholder Expense Example - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
July 1, 2021 through December 31, 2021. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 1,029.50 4.25 0.83
Hypothetical
(b)(c)
1,000.00 1,021.02 4.23 0.83
Class Y Shares
Actual
(b)
1,000.00 1,032.20 2.20 0.43
Hypothetical
(b)(c)
1,000.00 1,023.04 2.19 0.43
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Consolidated Statement of Investments - 9
N
Corporate Bonds 6.1%
Principal
Amount ($) Value ($)
CANADA 3.6%
Capital Markets 3.6%
CPPIB Capital, Inc., Reg.
S, 0.75%, 4/8/2022 1,200,000 1,201,417
NETHERLANDS 2.5%
Banks 2.5%
Nederlandse
Waterschapsbank
NV, Reg. S, 1.88%,
4/14/2022 850,000 853,766
Total Corporate Bonds
(cost $2,055,894) 2,055,183
Foreign Government Securities 11.8%
FRANCE 3.6%
Caisse d'Amortissement
de la Dette Sociale ,
Reg. S, 1.88%,
2/12/2022 1,200,000 1,201,975
GERMANY 2.4%
Erste Abwicklungsanstalt ,
Reg. S, 2.63%, 3/4/2022 800,000 803,336
JAPAN 3.6%
Japan Bank for
International
Cooperation, 2.50%,
6/1/2022 1,200,000 1,210,453
Foreign Government Securities
Principal
Amount ($) Value ($)
SWEDEN 2.2%
Kommuninvest I Sverige
AB, Reg. S, 0.50%,
2/2/2022 750,000 750,195
Total Foreign Government Securities
(cost $3,967,304) 3,965,959
Supranational 4.7%
Asian Development Bank,
2.00%, 2/16/2022 850,000 852,159
European Stability
Mechanism, Reg. S,
2.13%, 11/3/2022 700,000 709,503
Total Supranational
(cost $1,563,276) 1,561,662
Total Investments
(cost $7,586,474) — 22.6% 7,582,804
Other assets in excess of liabilities — 77.4% 25,993,298
NET ASSETS — 100.0%
$ 33,576,102
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

10 - Consolidated Statement of Investments - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
LME Aluminum Base Metal 12 1/2022 USD 840,900 (37,461)
LME Nickel Base Metal 3 1/2022 USD 375,723 41,274
LME Zinc Base Metal 6 1/2022 USD 537,000 69,582
E-Mini Crude Oil 24 2/2022 USD 898,560 (15,953)
Natural Gas 13 2/2022 USD 462,410 (14,188)
NY Harbor ULSD 1 2/2022 USD 96,953 3,282
RBOB Gasoline 1 2/2022 USD 93,601 4,760
Copper 7 3/2022 USD 781,113 30,956
FTSE 100 Index 42 3/2022 GBP 4,163,628 56,214
LME Aluminum Base Metal 12 3/2022 USD 842,400 46,362
LME Nickel Base Metal 3 3/2022 USD 374,283 9,723
LME Zinc Base Metal 6 3/2022 USD 532,200 44,262
Low Sulphur Gasoil 3 3/2022 USD 198,900 4,473
Mini-DAX Index 43 3/2022 EUR 3,881,192 54,082
NASDAQ 100 E-Mini Index 94 3/2022 USD 3,068,301 29,884
Russell 2000 E-Mini Index 23 3/2022 USD 2,579,220 31,418
S&P 500 E-Mini Index 188 3/2022 USD 4,472,990 89,787
U.S. Treasury Long Bond 38 3/2022 USD 6,096,625 5,106
U.S. Treasury Ultra Bond 20 3/2022 USD 3,942,500 11,628
465,191
Short Contracts
LME Aluminum Base Metal (12) 1/2022 USD (840,900) (55,342)
LME Nickel Base Metal (3) 1/2022 USD (375,723) (9,522)
LME Zinc Base Metal (6) 1/2022 USD (537,000) (46,818)
LME Aluminum Base Metal (1) 3/2022 USD (70,200) 884
(110,798)
354,393
As of December 31, 2021, the Fund had $1,534,160 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Consolidated Statement of Assets and Liabilities - 11
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 7,582,804
Cash 23,447,223
Deposits with broker for futures contracts 2,072,872
Foreign currencies, at value 536,679
Interest receivable 35,491
Receivable for capital shares issued 31,396
Reclaims receivable 136
Receivable for reimbursement from investment adviser (Note 3) 26,302
Prepaid expenses 29
Total Assets 33,732,932
Liabilities:
Payable for capital shares redeemed 67
Payable for variation margin on futures contracts 6
Accrued expenses and other payables:
Investment advisory fees 9,142
Fund administration fees 38,461
Distribution fees 6,237
Administrative servicing fees 8,911
Accounting and transfer agent fees 738
Trustee fees 6
Custodian fees 2,153
Compliance program costs (Note 3) 28
Offering costs 41,723
Professional fees 21,272
Printing fees 21,789
Other 6,297
Total Liabilities 156,830
Net Assets $ 33,576,102
Cost of investment securities 7,586,474
Cost of foreign currencies 532,459
Represented by:
Capital $ 33,271,447
Total distributable earnings (loss) 304,655
Net Assets $ 33,576,102

12 - Consolidated Statement of Assets and Liabilities - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 29,926,352
Class Y Shares 3,649,750
Total $ 33,576,102
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 2,966,136
Class Y Shares 357,265
Total 3,323,401
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 10.09
Class Y Shares $ 10.22

NVIT J.P. Morgan Mozaic Multi-Asset Fund - For the Year Ended December 31, 2021 - Consolidated Statement of Operations - 13
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P.
Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 30,063
Total Income 30,063
EXPENSES:
Investment advisory fees 73,599
Fund administration fees 169,557
Distribution fees Class II Shares 59,713
Administrative servicing fees Class II Shares 39,554
Professional fees 69,889
Printing fees 16,544
Trustee fees 52,039
Custodian fees 680
Accounting and transfer agent fees 194
Compliance program costs (Note 3) 90
Index licensing fee 26,216
Other 1,142
Total expenses before expenses reimbursed 509,217
Expenses reimbursed by adviser (Note 3) (297,177)
Net Expenses 212,040
NET INVESTMENT LOSS (181,977)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (110)
Expiration or closing of futures contracts (Note 2) 2,072,696
Foreign currency transactions (Note 2) 532
Net realized gains (losses) 2,073,118
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (3,461)
Futures contracts (Note 2) 29,642
Translation of assets and liabilities denominated in foreign currencies (Note 2) (7,582)
Net change in unrealized appreciation/depreciation 18,599
Net realized/unrealized gains (losses) 2,091,717
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,909,740

14 - Consolidated Statement of Changes in Net Assets - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment loss $ (181,977) $ (44,886)
Net realized gains 2,073,118 40,699
Net change in unrealized appreciation/depreciation 18,599 345,916
Change in net assets resulting from operations 1,909,740 341,729
Distributions to Shareholders From:
Distributable earnings:
Class II (1,687,699) (63,619)
Class Y (207,924) (3,222)
Change in net assets from shareholder distributions (1,895,623) (66,841)
Change in net assets from capital transactions 16,663,266 10,580,679
Change in net assets 16,677,383 10,855,567
Net Assets:
Beginning of year 16,898,719 6,043,152
End of year $ 33,576,102 $ 16,898,719
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 18,851,464 $ 10,175,770
Dividends reinvested 1,687,699 63,619
Cost of shares redeemed (6,513,592) (669,018)
Total Class II Shares 14,025,571 9,570,371
Class Y Shares
Proceeds from shares issued 2,680,701 1,030,370
Dividends reinvested 207,924 3,222
Cost of shares redeemed (250,930) (23,284)
Total Class Y Shares 2,637,695 1,010,308
Change in net assets from capital transactions $ 16,663,266 $ 10,580,679
SHARE TRANSACTIONS:
Class II Shares
Issued 1,826,366 1,039,330
Reinvested 169,241 6,461
Redeemed (614,036) (68,977)
Total Class II Shares 1,381,571 976,814
Class Y Shares
Issued 255,684 106,300
Reinvested 20,576 328
Redeemed (23,753) (2,370)
Total Class Y Shares 252,507 104,258
Total change in shares 1,634,078 1,081,072

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Consolidated Financial Highlights - 15
The accompanying notes are an integral part of these consolidated financial statements.
n
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Year Ended December 31,
2021 $ 10.00 (0.08) 0.78 0.70 (0.24) (0.37) (0.61) $ 10.09 7.07% $ 29,926,352 0.85% (0.73)% 1.98% 0.00%
Year Ended December 31,
2020 $ 9.94 (0.04) 0.15 0.11 (0.02) (0.03) (0.05) $ 10.00 1.10%(g) $ 15,842,426 0.93% (0.43)% 4.02% 0.00%
Period Ended December 31,
2019(h) $ 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) $ 9.94 (0.45)%(g) $ 6,038,169 0.93% 0.77% 9.05% 0.00%
Class Y Shares
Year Ended December 31,
2021 $ 10.08 (0.03) 0.79 0.76 (0.25) (0.37) (0.62) $ 10.22 7.62% $ 3,649,750 0.43% (0.30)% 1.52% 0.00%
Year Ended December 31,
2020 $ 9.97 (0.01) 0.15 0.14 — (0.03) (0.03) $ 10.08 1.44%(g) $ 1,056,293 0.43% (0.12)% 3.09% 0.00%
Period Ended December 31,
2019(h) $ 10.00 0.03 (0.06) (0.03) — — — $ 9.97 (0.30)%(g) $ 4,983 0.43% 1.26% 8.33% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

16 - Notes to Consolidated Financial Statements - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the
NVIT J.P. Morgan MozaicSM Multi-Asset Fund ("Mozaic Multi-
Asset" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC,
and other affiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each
share class of the Fund represents interests in the same
portfolio of investments of the Fund and the classes are
identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation.  The accompanying consolidated
financial statements of the Fund include the account of NW
Securities Fund (the “Subsidiary”), which is a wholly-owned
and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The
Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated
investment company tax requirements. The Fund may invest
up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The
Subsidiary is subject to the same investment policies and
restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940
act and may invest without limitation in commodity-related
instruments.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Notes to Consolidated Financial Statements - 17
trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of December 31, 2021. Please refer to the Consolidated Statement of Investments for additional information on portfolio holdings.
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 2,055,183 $ – $ 2,055,183
Foreign Government Securities – 3,965,959 – 3,965,959
Futures Contracts 533,677 – – 533,677
Supranational – 1,561,662 – 1,561,662
Total Assets $ 533,677 $ 7,582,804 $ – $ 8,116,481
$ – $ – $ – $ –

18 - Notes to Consolidated Financial Statements - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, the Fund did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S.
dollars. The Fund may, nevertheless, engage in foreign
currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency
transactions” and “Net change in unrealized appreciation/
depreciation in the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (179,284) $ – $ – $ (179,284)
Total Liabilities $ (179,284) $ – $ – $ (179,284)
Total $ 354,393 $ 7,582,804 $ – $ 7,937,197
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Notes to Consolidated Financial Statements - 19
The Fund's futures contracts are reflected in the Consolidated
Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the
Consolidated Statement of Investments and in the Consolidated
Statement of Operations under “Net realized gains (losses)
from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Year Ended December 31, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
for the Year Ended December 31, 2021
The following is a summary of the Fund's average volume of derivative instruments held during the year ended December 31,
2021:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Fund’s financial position. As of December 31, 2021, the
Fund has entered into futures contracts. The futures contracts agreement does not provide for a netting arrangement.
Mozaic Multi-Asset
Assets: Statement of Assets and Liabilities Fair Value
Futures Contracts(a)
Commodity risk
Receivable/payable for variation margin on futures
contracts $ 255,558
Equity risk
Receivable/payable for variation margin on futures
contracts 261,385
Interest rate risk
Receivable/payable for variation margin on futures
contracts 16,734
Total $ 533,677
Liabilities:
Futures Contracts(a)
Commodity risk
Receivable/payable for variation margin on futures
contracts (179,284)
Total $ (179,284)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statement of Asset and Liabilities.
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ 1,024,750
Equity risk 1,542,681
Interest rate risk (494,735)
Total $ 2,072,696
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ (159,500)
Equity risk 124,867
Interest rate risk 64,275
Total $ 29,642
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $ 33,398,426
Average Notional Balance Short $ 936,156

20 - Notes to Consolidated Financial Statements - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes,
a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed
on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
December 31, 2021 are primarily attributable to foreign currency gain/loss and Cayman subsidiary taxable income. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2021 may primarily be attributable to market-to-market adjustments on futures and late year loss deferral. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for
federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30 year end for income tax purposes,
is a controlled foreign corporation under the Code. As a U.S.
shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s
current earnings and profits (including future realized gains).
Any deficit generated by the Subsidiary will be disregarded
for purposes of computing the Fund’s taxable income in the
current period and also disregarded for all future periods.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Mozaic Multi-Asset $ 88,490 $ (88,490)

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Notes to Consolidated Financial Statements - 21
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Fund in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected J.P. Morgan Investment Management Inc.
(the “Subadviser”) as subadviser for the Fund, and provides
investment management evaluation services in monitoring, on
an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2021, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund's operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2021, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28% 0.00%
Classes
Amount
(annual rate)
All Classes 0.43%
Fund
Period Ended
December 31,
2019 Amount(a)
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Mozaic Multi-Asset $ 110,748 $ 330,037 $ 297 , 17 7 $ 7 37 , 96 2
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.

22 - Notes to Consolidated Financial Statements - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned $169,557
in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2021, the Fund’s portion of such costs amounted to $90.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Fund at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Fund; and (vi)
other such services. These fees are calculated at an annual
rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2021, the Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Fund
had no borrowings under the line of credit.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II
Mozaic Multi-Asset 0.17%
Fund Amount
Mozaic Multi-Asset $ 39,554

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Notes to Consolidated Financial Statements - 23
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Fund
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the year ended December 31,
2021, the Fund did not engage in interfund lending.
Investment Transactions
For the year ended December 31, 2021, there were no
purchases and sales of long-term securities.
Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors

24 - Notes to Consolidated Financial Statements - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Notes to Consolidated Financial Statements - 25
objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2021, the tax cost of investment and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
The Fund may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund elected to defer qualified late year losses, if any, in the amount listed below.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 1,260,165 $ 635,458 $ 1,895,623 $ – $ 1,895,623
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 47,592 $ 19,249 $ 66,841 $ – $ 66,841
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Mozaic Multi-Asset $ 305,911 $ 282,806 $ 588,717 $ – $ (360,200) $ 76,138 $ 304,655
Amounts designated as "−" are zero or have been rounded to zero.
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 7,864,593 $ 326,817 $ (254,213) $ 72,604
Fund Amount
Mozaic Multi-Asset $360,200

26 - Notes to Consolidated Financial Statements - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There
can be no guarantee that these or other economic stimulus
plans (within the United States or other affected countries
throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the
other risks that apply to the Fund and could negatively affect
Fund performance and the value of your investment in the
Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Report of Independent Registered Public Accounting Firm - 27
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT J.P. Morgan Mozaic
SM
Multi-
Asset Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund and its subsidiary (one of the funds constituting Nationwide Variable
Insurance Trust, referred to hereafter as the "Fund") as of December 31, 2021, the related consolidated statement of operations for the year ended December 31, 2021, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the consolidated financial highlights for each of the two years in the period ended December 31, 2021 and for the period October 7, 2019 (commencement of operations) through December 31, 2019
(collectively referred to as the “consolidated financial statements''). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the two years in the period ended December 31, 2021 and for the period October 7, 2019 (commencement of operations) through December 31, 2019 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December
31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

28 - Supplemental Information - December 31, 2021(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
NVIT AllianzGI International Growth Fund
NVIT Allspring Discovery Fund (formerly, NVIT Wells
Fargo Discovery Fund)
NVIT Amundi Multi Sector Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund (formerly,
BlackRock NVIT Equity Dividend Fund)
NVIT BlackRock Managed Global Allocation Fund
(formerly, BlackRock NVIT Managed Global Allocation
Fund)
NVIT BNY Mellon Core Plus Bond Fund (formerly,
NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly,
NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income
Fund)
NVIT Columbia Overseas Value Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly,
NVIT Newton Sustainable U.S. Equity Fund)
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund (formerly,
DoubleLine NVIT Total Return Tactical Fund)
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund (formerly,
Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P.
Morgan Disciplined Equity Fund)
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Neuberger Berman Multi Cap Opportunities
Fund (formerly, Neuberger Berman NVIT Multi Cap
Opportunities Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2021(Unaudited) - Supplemental Information - 29
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
The Trustees considered that NVIT AllianzGI International
Growth Fund, NVIT Allspring Discovery Fund, NVIT AQR Large
Cap Defensive Style Fund, NVIT BNY Mellon Core Plus Bond
Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Core
Bond Fund, NVIT Emerging Markets Fund, NVIT Government
Money Market Fund, NVIT GS Emerging Markets Equity
Insights Fund, NVIT GS International Equity Insights Fund,
NVIT GS Large Cap Equity Insights Fund, NVIT iShares
®
Fixed
Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund,
NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan Mozaic
Multi-Asset Fund, NVIT Jacobs Levy Large Cap Growth Fund,
NVIT Real Estate Fund, and NVIT Short Term Bond Fund,
were shown to pay actual management fees and to have total
expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. With respect to NVIT
Amundi Multi Sector Bond Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government
Bond Fund, NVIT GS Small Cap Equity Insights Fund, NVIT
International Equity Fund, NVIT Managed American Funds
Asset Allocation Fund, NVIT Neuberger Berman Multi Cap
Opportunities Fund, and NVIT Columbia Overseas Value Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1

30 - Supplemental Information - December 31, 2021(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
fees) was at a level equal to or lower than the Fund’s peer
group median (or, in the case of the total expense ratio of the
NVIT Columbia Overseas Value Fund, one basis point above
the peer group median) and the level of the Fund’s actual
management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of these Funds was shown to have experienced three-
year performance for the period ended June 30, 2021 (or the
one-year period with respect to NVIT GS International Equity
Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
iShares
®
Global Equity ETF Fund, and NVIT J.P. Morgan U.S.
Equity Fund, each of which commenced operations in 2019)
at or above its peer group median, or below the median but
within the top three comparative quintiles. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT Short Term Bond Fund, the Trustees noted that while the Fund had experienced three-year performance in the fourth quintile of its peer group, investment performance had improved to the third quintile of its peer group for the one-year period ended June 30, 2021.
With respect to NVIT AQR Large Cap Defensive Style Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fourth quintile of its peer group and considered management’s statements that the Fund’s underperformance
was the result of the Fund’s defensive positioning during the recent period of strong equity markets. With respect to NVIT
Emerging Markets Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth quintile of its peer group and considered that as of September 2021,
the Fund’s prior two subadvisers were replaced and additional time was necessary to evaluate the Fund’s performance under
the new subadvisers. The Trustees also considered that the
Fund has been designated to be subject to heightened review
by the Trustees in the coming year. With respect to the NVIT
Managed American Funds Asset Allocation Fund, the Trustees
noted that Fund placed in the 60th percentile of its peer group;
they considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions, but that the overlay is performing as intended. With respect to NVIT GS Emerging Markets Equity
Insights Fund, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of the period ended June 30, 2021.
With respect to NVIT Amundi Multi Sector Bond Fund and NVIT
International Equity Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth or fifth quintile of its peer group, respectively and considered that the investment performance for each Fund had improved to the
first quintile of its peer group for the one-year period ended
June 30, 2021. The Trustees also considered that NVIT Amundi
Multi Sector Bond Fund has been designated to be subject to
heightened review by the Trustees in the coming year. With
respect to NVIT BNY Mellon Sustainable U.S. Equity Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fifth quintile of its peer group and considered that in May 2020 the Fund’s prior sub-adviser was replaced
and that its performance has improved since that time; they
also considered and that the Fund has been designated to
be subject to heightened review by the Trustees in light of its investment performance.
A number of the Funds had been relatively recently organized, and the Trustees considered Management’s statement that
additional time was necessary to evaluate their performance
records. Those included NVIT GS Small Cap Equity Insights
Fund, which Management noted had experienced one-year and
18-month performance in the fourth quintile of its peer group;
NVIT iShares
®
Fixed Income ETF Fund, which Management
noted had achieved performance at the 21st comparative
percentile against its peer group since its inception in January
2019, notwithstanding performance in the fifth quintile for the one-year period; and NVIT J.P. Morgan Mozaic Multi-Asset
Fund, which had experienced fifth quintile performance for the period since its inception in October 2019.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation
Fund, the Trustees noted that although the Fund’s total
expense ratio (including 12b-1/non-12b-1 fees) was in the
fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level lower than its peer group
median. The Trustees noted that the Fund had experienced
three-year performance below its peer group median in the
fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions,
but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median
(but within one basis point of the median) and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in
the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the
Fund. The Trustees considered that, although the Fund pays
relatively high total expenses, the Fund’s overall expense
arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2021(Unaudited) - Supplemental Information - 31
to be within the second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth
& Income Fund, the Trustees considered that, although
the Fund’s total expense ratio (including 12b-1/non-12b-1
fees) was higher than the Fund’s peer group median, due in
substantial part to the rule 12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to
pay actual management fees [at] the median of the Fund’s
peer group. They noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various
market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors
make an active choice to invest in the Fund in light of the
fact that it invests a majority of its portfolio in an underlying
American Fund. The Trustees determined on the basis of
all of the information presented to them that the expense
and performance information of the Fund, and other factors
considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees noted that although the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund, it was shown
to pay actual management fees at a level equal to its peer
group median. The Trustees considered that the Fund had
experienced three-year performance in the second quintile of its peer group with respect to its second largest share class noting that the Fund’s largest share class did not yet have a three-year performance record. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of the Fund, and
other factors considered by them, were consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees noted that there were not enough peers available for a quintile ranking with respect to expenses and considered that, although the
Fund was shown to pay actual management fees higher than
its peer group median, its total expense ratio (including 12b-
1/non-12b-1 fees) was within what the Trustees considered a
generally acceptable range of the Fund’s peer group median.
With respect to the Fund’s performance the Trustees considered that these Fund had been relatively recently organized and did not have three years of performance, although the Fund had
achieved quite favorable performance relative to its peers for the period since its inception in October 2019. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of NVIT Blackrock Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers,
expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Mozaic Multi-Asset $ 635,458

32 - Management Information - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Management Information - 33
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

34 - Management Information - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Market Index Definitions - 35
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

36 - Market Index Definitions - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Market Index Definitions - 37
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

38 - Market Index Definitions - December 31, 2021 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2021 - Market Index Definitions - 39
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-MOZ (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 23
Statements of Investments 25
Statements of Assets and Liabilities 66
Statements of Operations 70
Statements of Changes in Net Assets 72
Financial Highlights 76
Notes to Financial Statements 81
Report of Independent Registered Public Accounting Firm 100
Supplemental Information 101
Management Information 106
Market Index Definitions 109

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2021 - Fund Commentary - 3
For the annual reporting period ended December 31, 2021, the
NVIT GS Emerging Markets Insights Fund Class Y returned
0.33% versus -2.54% for its benchmark, the MSCI Emerging
Markets
®
Index. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, U.S. Insurance
Diversified Emerging Markets (consisting of 63 Funds as
of December 31, 2021), was -2.41% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section.
Emerging Market equities gained moderately at the beginning
of the year on the back of the stronger-than expected fourth quarter gross domestic product (“GDP”) in China. However,
the gains were partially offset due to the uncertainties of policy changes in China and the second wave of COVID-19 in India.
The Industry Momentum theme influenced positive performance.
These factors aim to identify trending industries that have
exhibited strong historical performance. Meanwhile, the signals gauging Analyst & Management Sentiment within the Sentiment
Analysis pillar helped performance. Within Fundamental
Mispricing, the factors evaluating Relative Valuation added
to the relative returns of the Fund. On the downside, factors related to Environmental, Social, and Governance (“ESG”)*
quality within the high-quality business models pillar hurt the
Fund the most. These factors aim to measure the effect of ESG-
related issues such as environmental impact and governance
on the firm's future earnings and reputation.
Among sectors, Fund holdings within the Industrials sector
contributed the most to relative performance, with an overweight position within the Marine industry contributing particularly strongly. On the downside, holdings within the Financials sector detracted the most from excess returns, where an overweight
position within the Banks industry detracted.
At an individual stock level, the Fund’s overweight position in Infosys Ltd ADR (NYSE: INFY) held primarily due to views
around themes and trends related factors, performed well.
Conversely, our overweight position in B3 ADR (OTCMKTS:
BOLSY), held primarily due to views on themes and trends
related factors did not do well.
Among countries, our overweight position in China contributed the most to relative performance. Meanwhile, our underweight position in India detracted during the period.
Emerging Market equities lost ground in the latter-half of the year as growing concerns about debt repayment at China’s
Evergrande Group and fears around global energy shortages
caused a selloff. Emerging Market equities also struggled
amid continuous concerns of slowing economic growth
and a resurgence of COVID-19 cases. Equities plunged in
November due to fears around the COVID-19 Omicron variant,
but bounced back in December as the fears started to ease.
Additionally, Chinese equities gained on the central bank’s
easing monetary policy.
Among investment themes, signals within the Sentiment
Analysis, and Fundamental Mispricing Themes and Trends
pillars contributed particularly well to relative returns.
Conversely, signals within the High-Quality Business Models
pillar detracted during the period.
In select circumstances, the Fund may use derivatives (e.g.
equity index futures) to equitize excess cash and for other
efficient portfolio management purposes. We expect the
exposure to derivatives in the Fund to be lower and to have
minimal impact on the long-term performance.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; James Park; and Takashi
Suwabe
* ESG criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential
investments.
The Fund is subject to the risks of investing in equity securities, including mid-cap companies. Smaller companies involve
greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund’s investment strategy may
involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may experience adverse effects
when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These
transactions may increase transaction costs to the Fund and
lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

4 - Fund Commentary - December 31, 2021 - NVIT GS Emerging Markets Equity Insights Fund
Asset Allocation
1
Common Stocks 97.5%
Repurchase Agreements 0.6%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.9%
100.0%
Top Industries
2
Banks 16.3%
Semiconductors & Semiconductor Equipment 11.3%
IT Services 6.2%
Technology Hardware, Storage & Peripherals 5.7%
Automobiles 5.3%
Oil, Gas & Consumable Fuels 4.9%
Interactive Media & Services 4.8%
Internet & Direct Marketing Retail 4.4%
Chemicals 3.7%
Metals & Mining 3.5%
Other Industries
#
33.9%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 5.8%
Samsung Electronics Co. Ltd. 4.1%
Tencent Holdings Ltd. 3.8%
Infosys Ltd., ADR 2.5%
Alibaba Group Holding Ltd., ADR 2.3%
China Construction Bank Corp., Class H 2.2%
Bank of China Ltd., Class H 1.7%
Sberbank of Russia PJSC 1.5%
Wipro Ltd. 1.4%
Kia Corp. 1.4%
Other Holdings
#
73.3%
100.0%
Top Countries
2
China 35.0%
South Korea 15.2%
Taiwan 14.7%
India 12.3%
Brazil 4.6%
Russia 3.5%
Saudi Arabia 2.9%
South Africa 2.2%
Thailand 1.9%
Mexico 1.7%
Other Countries
#
6.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2021 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 0.33% 17.03% 7/16/2020
MSCI Emerging Markets
®
Index (2.54)% 12.46%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2021 - NVIT GS Emerging Markets Equity Insights Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Emerging Markets Equity Insights Fund from inception through 12/31/21 versus the MSCI Emerging Markets
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT GS International Equity Insights Fund - December 31, 2021 - Fund Commentary - 7
For the annual reporting period ended December 31, 2021, the
NVIT GS International Equity Insights Fund Class Y returned
11.65% versus 11.26% for its benchmark, the MSCI EAFE
®
Index. For broader comparison, the median return for the
Fund's closest Morningstar
®
peer category, U.S. Insurance
Foreign Large Blend (consisting of 99 Funds as of December
31, 2021), was 10.27% for the same period.
European equities strengthened in the first and second
quarters on the back of stimulus measures in the European
Union and strong corporate earnings. Markets continued to
rise significantly in October before plunging in November amid fears about the new COVID-19 variant.
Japanese equities rallied in the first quarter, however lost ground in the second and third quarter due to the tensions
between Japan and China and a potential fourth pandemic
wave in Japan. Towards the end of the year, equities gained
strongly as the concerns around the new Omicron variant were eased.
Among investment themes, performance within the Sentiment
Analysis* contributed most to relative returns, followed
by a suite of signals within themes and trends, and high-
quality business models. Conversely, performance within the
fundamental mispricing** detracted from Fund performance
during the reporting period.
Within sentiment analysis, the analyst & management factors
performed well. These factors use natural language processing and machine learning techniques to synthesize sell-side
reports and earnings call transcripts to gauge analyst and
management sentiment. Meanwhile, signals gauging price
momentum within the themes and trends pillar contributed to
performance. Additionally, within high-quality business models, factors evaluating financial quality added to the relative
returns of the portfolio. On the downside, factors looking at relative valuation within the fundamental mispricing pillar were the largest detractor to the Fund. These signals focus on a
company's current valuation relative to peers in the market.
Among sectors, holdings within the Industrials sector contributed the most to relative performance, with an overweight position within the Marine industry contributing particularly strongly.
On the downside, holdings within the Consumer Discretionary
sector detracted the most from excess returns, where an
underweight position within the Textiles, Apparel & Luxury
Goods industry detracted from performance.
At an individual stock level, our overweight position in Nippon
Yusen KK – ADR (OTCMKTS: NPNYY), held primarily due to
perspective related to themes and trends factors, performed
well. Conversely, an underweight position in Nestle ADR
(OTCMKTS: NSRGY), held based on views related to high-
quality business models factors did not do well.
Among countries, an overweight position in France contributed the most to relative performance, while an underweight position in Switzerland detracted during the reporting period.
In select circumstances, the portfolio may use derivatives
(e.g. equity index futures) to equitize excess cash and for
other efficient portfolio management purposes. We expect
the exposure to derivatives in the portfolio to be low and have minimal impact on the long-term performance.
The portfolio did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; James Park; and Takashi
Suwabe
* Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way
to determine and categorize opinions about a product,
service, or idea. It uses data mining, machine learning and
artificial intelligence to mine text for sentiment and subjective information.
**Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.
The Fund is subject to the risks of investing in equity securities, including mid-cap companies. Smaller companies involve
greater risk than larger, more established companies because smaller companies 1) usually are less stable in price,
2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited
resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile)
The Fund’s investment strategy may involve high portfolio
turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders.
The Fund may experience adverse effects when certain large
shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may
increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s
principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2021 - NVIT GS International Equity Insights Fund
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreements 1.5%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Banks 6.1%
Semiconductors & Semiconductor Equipment 6.1%
Pharmaceuticals 5.2%
Metals & Mining 4.7%
Textiles, Apparel & Luxury Goods 4.4%
Electrical Equipment 4.1%
Automobiles 3.8%
Life Sciences Tools & Services 3.8%
Insurance 3.8%
Trading Companies & Distributors 3.7%
Other Industries
#
54.3%
100.0%
Top Holdings
2
ASML Holding NV 2.2%
LVMH Moet Hennessy Louis Vuitton SE 1.8%
Novo Nordisk A/S, Class B 1.5%
Schneider Electric SE 1.4%
Deutsche Post AG (Registered) 1.2%
Merck KGaA 1.2%
Roche Holding AG 1.1%
British American Tobacco plc 1.1%
Rio Tinto plc, ADR 1.1%
Kering SA 1.0%
Other Holdings
#
86.4%
100.0%
Top Countries
2
Japan 25.5%
Germany 11.9%
France 11.9%
United Kingdom 8.3%
Australia 6.6%
Switzerland 6.4%
Netherlands 5.7%
Sweden 5.2%
Denmark 2.9%
United States 2.5%
Other Countries
#
13.1%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT GS International Equity Insights Fund - December 31, 2021 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 11.65% 9.26% 11/14/2019
MSCI EAFE
®
Index 11.26% 10.95%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2021 - NVIT GS International Equity Insights Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS International Equity Insights Fund from inception through 12/31/21 versus the MSCI EAFE
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT GS Large Cap Equity Insights Fund - December 31, 2021 - Fund Commentary - 11
For the annual reporting period ended December 31, 2021,
the NVIT GS Large Cap Equity Insights Fund Class Y returned
29.98%* versus 26.45% for its benchmark, the Russell 1000
®
Index. For broader comparison, the median return for the
Fund's closest Morningstar
®
peer category, U.S. Insurance
Large Blend (consisting of 246 Funds as of December 31,
2021), was 26.94% for the same period.
While U.S. equities started the year in negative territory amid rising COVID-19 cases, they quickly bounced back later in the quarter as a sweeping $1.9 trillion pandemic relief package
was passed. The positive momentum carried out in the second
quarter supported by a supportive Consumer Price Index and
10-year U.S. Treasury yields. Markets began the third quarter relatively flat, marked by a three-decade high core inflation, which fueled tapering fears. Equities rallied later in the quarter before going down in September amid global debt repayments
concerns. Equities started the fourth quarter of 2021 on a
strong note with solid third-quarter corporate earnings before sinking in November amid emergence of the Omicron variant
of COVID-19. However, markets were significantly up in
December as consumer wealth shot up with boosted spending
in confinement.
Among the Fund’s investment themes, returns within the high-
quality business models pillar contributed most to relative Fund performance, followed by returns within sentiment analysis,
fundamental mispricing, and themes and trends. Within high-
quality business models, the management quality factors
performed well. These factors aim to identify companies with strong management teams that are able to generate value for
their shareholders. Meanwhile, the signals gauging analyst
& management sentiment within the sentiment analysis pillar
helped Fund performance. Additionally, within fundamental
mispricing, factors evaluating bank models added to the
relative returns of the Fund. Finally, the economic linkage-
related signals helped the performance of the Fund’s “themes and trends” pillar. Among sectors, holdings within the Health
Care sector contributed the most to relative Fund performance, with an overweight position within the Life Sciences Tools &
Services industry contributing particularly strongly to Fund performance.
On the downside, holdings within the Energy sector detracted the most from excess returns, where an underweight position
within the Oil, Gas & Consumable Fuels industry hurt Fund
performance. At an individual stock level, an overweight
position in Ford Motor Company (NYSE: F), held primarily
due to views around fundamental mispricing related factors,
performed well. Conversely, an underweight position in NVIDIA
Corporation (NASDAQ: NVDA), held primarily based on views
related to themes and trends factors did not perform well.
In select circumstances, the Fund may use derivatives (e.g.
equity index futures) to equitize excess cash and for other
efficient portfolio management purposes. We expect the
exposure to derivatives in the Fund to have minimal impact on the long term performance.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; and Dennis Walsh
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
The Fund’s investment strategy may involve high portfolio
turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders.
The Fund may invest in more-aggressive investments such
as derivatives (which create investment leverage and are
highly volatile). The Fund may experience adverse effects
when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These
transactions may increase transaction costs to the Fund and
lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copyrights related to the
Russell Indexes. Nationwide Mutual Funds are not sponsored,
endorsed, or promoted by Russell, and Russell bears no
liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is
a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2021 - NVIT GS Large Cap Equity Insights Fund
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Software 12.9%
Interactive Media & Services 7.2%
IT Services 7.1%
Technology Hardware, Storage & Peripherals 6.8%
Equity Real Estate Investment Trusts (REITs) 5.6%
Biotechnology 4.0%
Health Care Providers & Services 3.9%
Semiconductors & Semiconductor Equipment 3.8%
Automobiles 3.6%
Hotels, Restaurants & Leisure 3.5%
Other Industries
#
41.6%
100.0%
Top Holdings
2
Apple, Inc. 5.2%
Alphabet, Inc., Class A 4.8%
Microsoft Corp. 4.7%
Amazon.com, Inc. 2.4%
Meta Platforms, Inc., Class A 2.4%
Tesla, Inc. 1.9%
NVIDIA Corp. 1.5%
AbbVie, Inc. 1.5%
Intuit, Inc. 1.4%
Caterpillar, Inc. 1.3%
Other Holdings
#
72.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT GS Large Cap Equity Insights Fund - December 31, 2021 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 29.98% 24.61% 10/24/2019
Russell 1000
®
Index 26.45% 25.53%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2021 - NVIT GS Large Cap Equity Insights Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Large Cap Equity Insights Fund from inception through 12/31/21 versus the Russell 1000
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT GS Small Cap Equity Insights Fund - December 31, 2021 - Fund Commentary - 15
For the annual reporting period ended December 31, 2021,
the NVIT GS Small Cap Equity Insights Fund Class Y returned
23.02%* versus 14.82% for its benchmark, the Russell 2000
®
Index. For broader comparison, the median return for the
Fund's closest Morningstar
®
peer category, U.S. Insurance
Small Blend (consisting of 97 Funds as of December 31,
2021), was 21.96% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's fund performance section.
While U.S. equities started the year in negative territory amid rising COVID-19 cases, they quickly bounced back later in the quarter as a sweeping $1.9 trillion pandemic relief package
was passed. The positive momentum carried out in the second
quarter was supported by a supportive Consumer Price Index
and 10-year US Treasury yields. Markets began the third quarter relatively flat, marked by a three-decade high core inflation, which fueled tapering fears. Equities rallied later in the quarter before going down in September amid global debt repayments
concerns. Equities started the fourth quarter on a strong note with solid third-quarter corporate earnings, before sinking in
November amid the Omicron variant. However, markets were
significantly up in December as consumer wealth shot up with boosted spending in confinement.
Among the investment themes, performance within the high-
quality business models pillar contributed most positively
to relative returns, followed by the suite of signals within sentiment analysis, fundamental mispricing, and themes and
trends. Within high-quality business models, the management
quality factors performed well. These factors aim to identify companies with strong management teams that are able to
generate value for their shareholders. Meanwhile, the signals gauging analyst & management sentiment within the sentiment
analysis pillar contributed to Fund performance. Additionally, within fundamental mispricing, the factors evaluating relative valuation added to the relative returns of the Fund. Finally, the economic linkages-related signals helped Fund performance
within the themes and trends pillar. Among sectors, holdings within the Health Care sector contributed the most to relative
Fund performance, with an underweight position within the
Biotechnology industry contributing particularly well.
On the downside, holdings within the Industrials sector detracted most from excess Fund returns, where an overweighted
position within the Road & Rail industry hurt Fund performance.
At an individual stock level, the overweight position in Red
Rock Resorts Inc. (NASDAQ: RRR), held primarily due to the
views around High-Quality Business Models related factors,
performed well. Conversely, the overweighted position in Editas
Medicine Inc. (NASDAQ: EDIT), held primarily due to the views on sentiment analysis related factors, did not perform well.
In select circumstances, the Fund may use derivatives (e.g.
equity index futures) to equitize excess cash and for other
efficient portfolio management purposes. We expect the
exposure to derivatives in the portfolio to be lower and have minimal impact on the long term performance.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; and Dennis Walsh
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less
liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information). The Fund may invest in more-aggressive investments such as derivatives (which
create investment leverage and are highly volatile). The
Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid
by the Fund and greater tax liabilities for shareholders. The
Fund may experience adverse effects when certain large
shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may
increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s
principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2021 - NVIT GS Small Cap Equity Insights Fund
Asset Allocation
1
Common Stocks 97.7%
Repurchase Agreements 3.2%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.9)%
100.0%
Top Industries
2
Banks 8.3%
Biotechnology 7.4%
Software 5.9%
Equity Real Estate Investment Trusts (REITs) 5.4%
Insurance 4.5%
Health Care Providers & Services 4.2%
Health Care Equipment & Supplies 3.5%
Oil, Gas & Consumable Fuels 3.5%
Specialty Retail 3.1%
Hotels, Restaurants & Leisure 3.1%
Other Industries
#
51.1%
100.0%
Top Holdings
2
Atkore, Inc. 0.8%
National Storage Affiliates Trust 0.8%
American Equity Investment Life Holding Co. 0.8%
Medpace Holdings, Inc. 0.8%
Stewart Information Services Corp. 0.7%
Ovintiv, Inc. 0.7%
NexPoint Residential Trust, Inc. 0.7%
Texas Roadhouse, Inc. 0.7%
Tenet Healthcare Corp. 0.7%
Korn Ferry 0.7%
Other Holdings
#
92.6%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT GS Small Cap Equity Insights Fund - December 31, 2021 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 23.02% 19.15% 10/10/2019
Russell 2000
®
Index 14.82% 20.25%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2021 - NVIT GS Small Cap Equity Insights Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Small Cap Equity Insights Fund from inception through 12/31/21 versus the Russell 2000
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Fund Commentary - 19
For the annual reporting period ended December 31, 2021,
the NVIT U.S. 130/30 Equity Fund Class Y returned 36.09%*
versus 28.71% for its benchmark, the S&P 500
®
Index. For
broader comparison, the median return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Large Blend
(consisting of 246 Funds as of December 31, 2021), was
26.94% for the same period.
In 2021, strong corporate earnings, unprecedented monetary
and fiscal policy, and mostly positive economic data fueled
stock gains. U.S. equities surged in 2021, and the broad
equity market advanced more than 25%. The S&P 500
®
Index
posted seventy record highs during the year, as stocks notched impressive gains in the first, second, and fourth quarters, while ending the third quarter flat. Investment leadership rotated during the year, with value, small cap, and dynamic stocks
doing better earlier in the year, while large cap, growth, and defensive stocks outperformed as the year progressed.
Please note that the positives mentioned were generally of large magnitude and the negatives were of small magnitude and, for the portfolio overall, there were more positive contributors than negative contributors.
In 2021, security selection in the Consumer Discretionary,
Information Technology, and Consumer Staples sectors
benefited the Fund, although security selection in
Communication Services detracted from Fund performance.
An underweight in the Information Technology sector and
overweighted allocations in the Consumer Staples sector also hurt returns.
A Fund permits a modest amount of short exposure in conjunction with a predominantly long portfolio. The Fund allocates
approximately 130% of capital to long equity exposures and
approximately 30% of capital to short equity exposures, thus maintaining 100% net exposure to the underlying benchmark’s
systematic risk and return. This structure enables the Fund to exploit security valuation insights more fully (as compared to a long-only portfolio).
In selecting stocks for either the long portfolio or short portfolio, the Fund uses an evaluation process that focuses on modeling a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This
investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage overall portfolio risk exposures relative to the S&P 500
®
Index.
To implement this strategy, the Fund is invested in a combination of direct U.S. equity positions and individual total return swaps on U.S. equity securities. Short exposure to equity securities is gained through the use of swap contracts. Long exposure
to equity positions is gained by investing 100% of the portfolio directly in stocks and approximately 30% of the portfolio
through swaps.
While the strategy utilizes swaps as part of the implementation, stock selection and risk management are determined at the
overall portfolio level through a unified investment process.
For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the portfolio’s total return.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
The Fund may invest in more-aggressive investments such
as derivatives (which create investment leverage and are
highly volatile). The Fund uses a long/short strategy: a long position (i.e., the Fund owns a stock outright) will cause the
Fund to lose money if the price of the stock declines, and a short position will cause the Fund to lose money if the price of the stock increases. Short sales involve a form of leverage
(investment exposure that exceeds the initial amount invested), which can exaggerate the Fund’s losses. Please refer to the
most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Asset Allocation
1
Common Stocks 99.8%
Total Return Swaps (0.2)%
Liabilities in excess of other assets 0.4%
100.0%
Top Industries
2
Technology Hardware, Storage & Peripherals 10.2%
Health Care Providers & Services 7.6%
Insurance 6.0%
Interactive Media & Services 5.6%
Software 4.8%
Aerospace & Defense 4.8%
Chemicals 4.6%
Internet & Direct Marketing Retail 4.5%
Food Products 4.0%
Food & Staples Retailing 3.8%
Other Industries 44.1%
100.0%
Top Holdings
2
Alphabet, Inc., Class C 5.6%
Apple, Inc. 4.9%
Amazon.com, Inc. 4.5%
Microsoft Corp. 3.2%
Ford Motor Co. 2.4%
Anthem, Inc. 2.2%
Micron Technology, Inc. 2.0%
Costco Wholesale Corp. 2.0%
AutoZone, Inc. 1.8%
Lockheed Martin Corp. 1.7%
Other Holdings 69.7%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 36.09% 26.28% 10/24/2019
S&P 500
®
Index 28.71% 25.33%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT U.S. 130/30 Equity Fund from inception through
12/31/21 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index
Definitions page at the back of this book.

1940 Act Funds - December 31, 2021 - Shareholder Expense Examples - 23
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT GS Emerging Markets Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 891.70 4.72 0.99
Hypothetical
(b)(c)
1,000.00 1,020.21 5.04 0.99
NVIT GS International Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,008.20 3.85 0.76
Hypothetical
(b)(c)
1,000.00 1,021.37 3.87 0.76
NVIT GS Large Cap Equity Insight Fund
Class Y Shares
Actual
(b)
1,000.00 1,115.10 2.99 0.56
Hypothetical
(b)(c)
1,000.00 1,022.38 2.85 0.56
NVIT GS Small Cap Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,010.40 3.90 0.77
Hypothetical
(b)(c)
1,000.00 1,021.32 3.92 0.77

24 - Shareholder Expense Examples - December 31, 2021 - 1940 Act Funds
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Actual
(b)
1,000.00 1,143.70 4.21 0.78
Hypothetical
(b)(c)
1,000.00 1,021.27 3.97 0.78
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2021 - Statement of Investments - 25
Common Stocks 97.5%
Shares Value ($)
BRAZIL 4.6%
Banks 1.7%
Banco Bradesco SA 1,372,940 3,976,951
Banco Bradesco SA, ADR (a) 1,031,269 3,526,940
Banco Santander Brasil SA,
ADR 29,850 160,295
Itau Unibanco Holding SA * 178,000 609,579
Itau Unibanco Holding SA
(Preference) 153,300 583,054
8,856,819
Beverages 0.1%
Ambev SA, ADR 239,300 670,040
Capital Markets 0.2%
B3 SA - Brasil Bolsa Balcao 514,500 1,028,162
Chemicals 0.1%
Braskem SA (Preference),
Class A 7,200 76,158
Unipar Carbocloro SA
(Preference), Class B 37,260 694,594
770,752
Diversified Telecommunication Services 0.0%
†
Telefonica Brasil SA 20,300 176,991
Electric Utilities 0.9%
Cia de Transmissao de
Energia Eletrica Paulista
(Preference) 17,200 75,089
Cia Energetica de Minas
Gerais , ADR 1,557,500 3,784,726
Cia Energetica de Minas
Gerais 117,200 396,122
Energisa SA 104,200 829,937
5,085,874
Food Products 0.2%
Sao Martinho SA 133,284 824,445
Household Durables 0.0%
†
Even Construtora e
Incorporadora SA 159,000 187,930
Metals & Mining 0.8%
Vale SA, ADR 296,900 4,162,538
Oil, Gas & Consumable Fuels 0.1%
Enauta Participacoes SA 37,100 88,835
Petro Rio SA * 129,900 483,336
572,171
Specialty Retail 0.1%
Vibra Energia SA 84,900 325,671
Textiles, Apparel & Luxury Goods 0.2%
Alpargatas SA (Preference) 81,200 538,553
Grendene SA 234,900 364,193
902,746
Wireless Telecommunication Services 0.2%
TIM SA * 375,800 878,676
24,442,815
CANADA 0.1%
Marine 0.1%
Atlas Corp. (a) 30,900 438,162
Common Stocks
Shares Value ($)
CHILE 0.8%
Banks 0.2%
Banco Santander Chile, ADR 84,648 1,378,917
Food & Staples Retailing 0.2%
Cencosud SA 622,710 1,041,631
Marine 0.2%
Cia Sud Americana de
Vapores SA 10,291,537 882,463
Multiline Retail 0.2%
Falabella SA 316,213 1,032,402
4,335,413
CHINA 34.3%
Air Freight & Logistics 0.0%
†
Sinotrans Ltd., Class H 705,000 226,069
Auto Components 0.1%
Nexteer Automotive Group
Ltd. 290,000 360,049
Automobiles 3.0%
BYD Co. Ltd., Class H 109,500 3,744,597
Chongqing Changan
Automobile Co. Ltd., Class
A 869,000 2,070,516
Dongfeng Motor Group Co.
Ltd., Class H 362,000 300,987
FAW Jiefang Group Co. Ltd. 375,900 606,429
Geely Automobile Holdings
Ltd. 266,000 727,816
Great Wall Motor Co. Ltd.,
Class H 1,095,000 3,764,562
Li Auto, Inc., ADR * 73,900 2,372,190
NIO, Inc., ADR * 42,900 1,359,072
XPeng , Inc., ADR * 26,500 1,333,745
16,279,914
Banks 6.5%
Agricultural Bank of China
Ltd., Class H 20,594,000 7,080,949
Bank of China Ltd., Class H 24,104,000 8,686,730
Bank of Communications Co.
Ltd., Class H 1,295,000 782,786
China CITIC Bank Corp. Ltd.,
Class H 1,155,000 500,693
China Construction Bank
Corp., Class H 16,416,000 11,374,336
Industrial & Commercial Bank
of China Ltd., Class H 9,003,000 5,082,396
Postal Savings Bank of China
Co. Ltd., Class H Reg. S
(b) 997,000 699,494
34,207,384
Beverages 1.1%
Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd., Class
A 29,400 759,801
JiuGui Liquor Co. Ltd., Class
A 3,700 123,310
Kweichow Moutai Co. Ltd.,
Class A 6,465 2,079,255

26 - Statement of Investments - December 31, 2021 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Beverages
Shanghai Bairun Investment
Holding Group Co. Ltd.,
Class A 44,100 414,038
Sichuan Swellfun Co. Ltd.,
Class A 142,900 2,689,358
6,065,762
Building Products 0.3%
Zhuzhou Kibing Group Co.
Ltd., Class A 630,250 1,688,151
Capital Markets 0.1%
GF Securities Co. Ltd., Class
H 108,800 207,305
Haitong Securities Co. Ltd.,
Class H 666,400 590,797
798,102
Chemicals 0.4%
China BlueChemical Ltd.,
Class H 822,000 228,768
Dongyue Group Ltd. (a) 252,000 393,049
Luxi Chemical Group Co.
Ltd., Class A 23,700 56,807
Wanhua Chemical Group Co.
Ltd., Class A 81,290 1,287,894
1,966,518
Diversified Telecommunication Services 0.1%
CITIC Telecom International
Holdings Ltd. 802,000 270,664
Electrical Equipment 0.7%
Contemporary Amperex
Technology Co. Ltd., Class
A 13,700 1,263,516
Sun King Technology Group
Ltd. *(a) 812,000 458,608
TBEA Co. Ltd., Class A 666,221 2,212,219
3,934,343
Electronic Equipment, Instruments & Components 0.6%
Kingboard Holdings Ltd. 697,000 3,390,997
Entertainment 0.7%
NetEase , Inc., ADR 36,900 3,755,682
Tencent Music Entertainment
Group, ADR * 34,900 239,065
3,994,747
Food Products 0.2%
China Feihe Ltd. Reg. S (b) 753,000 1,010,891
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A 16,300 105,953
1,116,844
Gas Utilities 0.8%
ENN Energy Holdings Ltd. 35,700 672,550
Kunlun Energy Co. Ltd. 3,994,000 3,746,222
4,418,772
Health Care Equipment & Supplies 0.2%
Lifetech Scientific Corp. *(a) 1,172,000 550,142
Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd., Class A 11,100 663,171
1,213,313
Common Stocks
Shares Value ($)
CHINA
Health Care Providers & Services 0.0%
†
China Resources Medical
Holdings Co. Ltd. 146,000 86,888
Independent Power and Renewable Electricity Producers
0.4%
CGN Power Co. Ltd., Class H
Reg. S (b) 835,000 253,806
China Longyuan Power
Group Corp. Ltd., Class H 271,000 632,607
China Yangtze Power Co.
Ltd., Class A 290,300 1,033,829
1,920,242
Industrial Conglomerates 0.3%
CITIC Ltd. 1,597,000 1,578,399
Interactive Media & Services 3.7%
Tencent Holdings Ltd. 338,000 19,828,172
Internet & Direct Marketing Retail 4.4%
Alibaba Group Holding Ltd.,
ADR * 102,900 12,223,490
JD.com, Inc., ADR *(a) 83,900 5,878,873
Meituan , Class B Reg. S *(b) 174,600 5,047,668
23,150,031
Life Sciences Tools & Services 1.4%
Hangzhou Tigermed
Consulting Co. Ltd., Class
A 32,100 643,994
Pharmaron Beijing Co. Ltd.,
Class H Reg. S (b) 113,600 1,752,605
WuXi AppTec Co. Ltd., Class
H Reg. S (b) 54,600 945,344
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 372,500 4,427,682
7,769,625
Machinery 0.6%
China International Marine
Containers Group Co. Ltd.,
Class H (a) 584,900 1,052,849
Haitian International Holdings
Ltd. 649,000 1,802,338
North Industries Group Red
Arrow Co. Ltd., Class A * 40,600 169,866
Sinotruk Hong Kong Ltd. 85,500 131,595
3,156,648
Marine 0.6%
COSCO SHIPPING Holdings
Co. Ltd., Class A * 247,090 724,358
SITC International Holdings
Co. Ltd. 685,000 2,479,361
3,203,719
Metals & Mining 0.1%
Angang Steel Co. Ltd., Class
H 662,000 295,449
China Hongqiao Group Ltd. 79,500 83,920
379,369
Oil, Gas & Consumable Fuels 3.2%
China Petroleum & Chemical
Corp., Class A 138,351 91,804

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2021 - Statement of Investments - 27
Common Stocks
Shares Value ($)
CHINA
Oil, Gas & Consumable Fuels
China Petroleum & Chemical
Corp., Class H 15,640,000 7,289,319
China Shenhua Energy Co.
Ltd., Class H 1,887,500 4,425,336
PetroChina Co. Ltd., Class A 2,222,300 1,711,630
PetroChina Co. Ltd., Class H 8,738,000 3,891,599
17,409,688
Pharmaceuticals 0.8%
CSPC Pharmaceutical Group
Ltd. 3,284,000 3,568,349
Zhejiang NHU Co. Ltd., Class
A 191,160 933,322
4,501,671
Semiconductors & Semiconductor Equipment 0.5%
Daqo New Energy Corp.,
ADR * 30,700 1,237,824
Silergy Corp. 7,000 1,264,772
2,502,596
Specialty Retail 1.0%
China Meidong Auto Holdings
Ltd. 240,000 1,238,016
China Yongda Automobiles
Services Holdings Ltd. 1,719,000 2,301,632
Topsports International
Holdings Ltd. Reg. S (b) 312,000 315,722
Zhongsheng Group Holdings
Ltd. 178,000 1,389,143
5,244,513
Technology Hardware, Storage & Peripherals 0.4%
Lenovo Group Ltd. 1,940,000 2,229,440
Textiles, Apparel & Luxury Goods 1.6%
ANTA Sports Products Ltd. 63,600 954,156
Bosideng International
Holdings Ltd. (a) 1,716,000 1,080,650
JNBY Design Ltd. Reg. S 320,000 508,844
Li Ning Co. Ltd. 226,000 2,473,211
Shenzhou International Group
Holdings Ltd. 61,300 1,178,518
Zhejiang Semir Garment Co.
Ltd., Class A 1,832,055 2,219,814
8,415,193
Trading Companies & Distributors 0.0%
†
COSCO SHIPPING
Development Co. Ltd.,
Class H (a) 844,000 153,715
Transportation Infrastructure 0.5%
China Merchants Port
Holdings Co. Ltd. 128,087 233,355
Shanghai International Port
Group Co. Ltd., Class A 2,824,176 2,430,021
2,663,376
184,124,914
COLOMBIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Ecopetrol SA, ADR (a) 18,432 237,588
Common Stocks
Shares Value ($)
GREECE 0.2%
Diversified Telecommunication Services 0.1%
Hellenic Telecommunications
Organization SA 30,269 560,222
Marine 0.1%
Star Bulk Carriers Corp. 16,200 367,254
927,476
HONG KONG 0.4%
Building Products 0.1%
Xinyi Glass Holdings Ltd. 245,000 613,474
Independent Power and Renewable Electricity Producers
0.0%
†
Concord New Energy Group
Ltd. 2,190,000 230,431
Pharmaceuticals 0.3%
Sino Biopharmaceutical Ltd. 1,802,000 1,262,688
2,106,593
HUNGARY 0.1%
Oil, Gas & Consumable Fuels 0.1%
MOL Hungarian Oil & Gas plc 55,869 433,641
INDIA 12.1%
Aerospace & Defense 0.1%
Hindustan Aeronautics Ltd.
Reg. S 17,799 289,924
Auto Components 0.1%
Bosch Ltd. 2,083 485,393
Automobiles 0.3%
Mahindra & Mahindra Ltd. 115,997 1,306,468
Tata Motors Ltd., ADR *(a) 2,651 85,071
1,391,539
Banks 0.6%
ICICI Bank Ltd., ADR 168,597 3,336,535
Capital Markets 0.2%
Edelweiss Financial Services
Ltd. 422,926 409,694
Indian Energy Exchange Ltd.
Reg. S (b) 201,540 684,697
Tata Investment Corp. Ltd. 4,844 88,341
1,182,732
Chemicals 0.3%
Chambal Fertilisers and
Chemicals Ltd. 220,129 1,168,350
Finolex Industries Ltd. 74,493 207,448
Gujarat Narmada Valley
Fertilizers & Chemicals Ltd. 74,852 443,815
1,819,613
Diversified Financial Services 0.7%
Indian Railway Finance Corp.
Ltd. Reg. S (b) 351,064 107,872
Power Finance Corp. Ltd. 715,967 1,152,771
REC Ltd. 1,441,661 2,595,427
3,856,070
Diversified Telecommunication Services 0.1%
Tata Communications Ltd. 15,977 314,957
Electric Utilities 0.1%
Power Grid Corp. of India Ltd. 101,030 277,762

28 - Statement of Investments - December 31, 2021 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDIA
Electrical Equipment 0.0%
†
Graphite India Ltd. 34,255 234,547
Electronic Equipment, Instruments & Components 0.2%
Redington India Ltd. 523,061 1,019,201
Gas Utilities 0.8%
GAIL India Ltd. 2,565,730 4,460,349
Health Care Providers & Services 0.2%
Apollo Hospitals Enterprise
Ltd. 13,882 936,590
Independent Power and Renewable Electricity Producers
0.4%
NHPC Ltd. 1,894,426 785,632
NTPC Ltd. 790,000 1,321,118
2,106,750
IT Services 6.1%
Coforge Ltd. 14,867 1,177,383
Infosys Ltd., ADR 519,300 13,143,483
Mindtree Ltd. 45,049 2,890,152
Persistent Systems Ltd. 16,284 1,073,942
Sonata Software Ltd. 34,522 404,420
Tata Consultancy Services
Ltd. 99,658 5,012,526
Tech Mahindra Ltd. 62,045 1,491,613
Wipro Ltd. 782,736 7,533,536
32,727,055
Machinery 0.2%
Cummins India Ltd. 101,089 1,280,351
Metals & Mining 0.3%
NMDC Ltd. 799,920 1,434,631
Oil, Gas & Consumable Fuels 0.4%
Bharat Petroleum Corp. Ltd. 50,022 259,417
Indian Oil Corp. Ltd. 1,375,308 2,063,294
2,322,711
Software 0.5%
Tata Elxsi Ltd. 32,195 2,541,601
Textiles, Apparel & Luxury Goods 0.2%
Titan Co. Ltd. 27,554 935,229
Transportation Infrastructure 0.3%
Adani Ports & Special
Economic Zone Ltd. 188,902 1,856,212
64,809,752
INDONESIA 1.2%
Banks 0.2%
Bank Mandiri Persero Tbk . PT 1,665,800 820,851
Bank Pembangunan Daerah
Jawa Timur Tbk . PT 6,661,100 350,556
1,171,407
Diversified Telecommunication Services 0.7%
Telkom Indonesia Persero
Tbk . PT 13,960,900 3,988,602
Health Care Providers & Services 0.1%
Mitra Keluarga Karyasehat
Tbk . PT Reg. S 2,324,200 368,527
Common Stocks
Shares Value ($)
INDONESIA
Multiline Retail 0.1%
Matahari Department Store
Tbk . PT 1,764,000 513,304
Oil, Gas & Consumable Fuels 0.0%
†
Indo Tambangraya Megah
Tbk . PT 65,400 93,783
Wireless Telecommunication Services 0.1%
Indosat Tbk . PT 981,000 426,360
6,561,983
MEXICO 1.6%
Beverages 0.5%
Coca-Cola Femsa SAB de
CV, ADR 4,400 241,076
Fomento Economico
Mexicano SAB de CV, ADR 40,576 3,153,161
3,394,237
Equity Real Estate Investment Trusts (REITs) 0.1%
Fibra Uno Administracion SA
de CV 291,501 308,079
Industrial Conglomerates 0.2%
Alfa SAB de CV, Class A 1,495,601 1,097,113
Media 0.1%
Megacable Holdings SAB de
CV (a) 84,604 288,246
Multiline Retail 0.1%
El Puerto de Liverpool SAB
de CV, Class C1 (a) 119,600 518,458
Transportation Infrastructure 0.1%
Grupo Aeroportuario del
Sureste SAB de CV, ADR 3,183 656,207
Wireless Telecommunication Services 0.5%
America Movil SAB de CV,
Class L, ADR 114,770 2,422,795
8,685,135
MONACO 0.0%
†
Marine 0.0%
†
Costamare , Inc. 18,900 239,085
PERU 0.1%
Metals & Mining 0.1%
Southern Copper Corp. 9,900 610,929
PHILIPPINES 1.0%
Banks 0.1%
Metropolitan Bank & Trust Co. 486,350 531,446
Electric Utilities 0.0%
†
Manila Electric Co. 22,290 129,030
Industrial Conglomerates 0.0%
†
DMCI Holdings, Inc. 761,200 115,091
Transportation Infrastructure 0.8%
International Container
Terminal Services, Inc. 1,115,080 4,373,017

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2021 - Statement of Investments - 29
Common Stocks
Shares Value ($)
PHILIPPINES
Wireless Telecommunication Services 0.1%
PLDT, Inc., ADR (a) 10,364 370,202
5,518,786
POLAND 0.6%
Banks 0.2%
Bank Polska Kasa Opieki SA 20,916 632,923
Powszechna Kasa
Oszczednosci Bank Polski
SA * 23,814 265,252
898,175
Consumer Finance 0.2%
KRUK SA 10,300 835,687
Oil, Gas & Consumable Fuels 0.2%
Polskie Gornictwo Naftowe i
Gazownictwo SA 783,390 1,224,084
2,957,946
QATAR 0.3%
Banks 0.0%
†
Masraf Al Rayan QSC 156,297 199,145
Industrial Conglomerates 0.3%
Industries Qatar QSC 299,198 1,272,527
1,471,672
RUSSIA 3.4%
Banks 1.6%
Sberbank of Russia PJSC 2,031,380 7,927,504
VTB Bank PJSC, GDR Reg.
S 274,372 344,574
8,272,078
Beverages 0.0%
†
Beluga Group PJSC 4,181 185,965
Capital Markets 0.1%
Moscow Exchange MICEX-
RTS PJSC 374,930 764,269
Food & Staples Retailing 0.1%
Magnit PJSC, GDR Reg. S 30,010 448,533
Metals & Mining 1.5%
Alrosa PJSC 1,395,880 2,275,583
Novolipetsk Steel PJSC, GDR
Reg. S 78,727 2,322,194
Severstal PAO, GDR Reg. S 157,858 3,386,052
7,983,829
Oil, Gas & Consumable Fuels 0.1%
Gazprom PJSC, ADR 58,755 541,043
18,195,717
SAUDI ARABIA 2.8%
Banks 1.1%
Al Rajhi Bank 82,286 3,098,643
Alinma Bank 126,910 807,547
Bank AlBilad * 14,353 176,934
Riyad Bank 247,655 1,785,324
5,868,448
Chemicals 1.1%
SABIC Agri -Nutrients Co. 25,858 1,215,339
Saudi Basic Industries Corp. 130,078 4,015,277
Common Stocks
Shares Value ($)
SAUDI ARABIA
Chemicals
Saudi Industrial Investment
Group 61,929 513,138
5,743,754
Health Care Providers & Services 0.1%
Mouwasat Medical Services
Co. 11,137 515,471
Metals & Mining 0.1%
Saudi Arabian Mining Co. * 30,600 638,828
Oil, Gas & Consumable Fuels 0.4%
Saudi Arabian Oil Co. Reg.
S (b) 239,089 2,277,655
15,044,156
SOUTH AFRICA 2.1%
Banks 0.6%
Absa Group Ltd. 140,785 1,347,448
Standard Bank Group Ltd. 216,807 1,904,646
3,252,094
Chemicals 0.0%
†
AECI Ltd. 29,841 209,735
Diversified Financial Services 0.7%
FirstRand Ltd. 988,570 3,771,560
Equity Real Estate Investment Trusts (REITs) 0.1%
Vukile Property Fund Ltd. 409,916 318,003
Insurance 0.0%
†
Momentum Metropolitan
Holdings 151,204 179,537
Metals & Mining 0.6%
Anglo American Platinum Ltd. 14,734 1,678,070
Kumba Iron Ore Ltd. 25,122 726,646
Northam Platinum Holdings
Ltd. * 45,228 594,372
2,999,088
Specialty Retail 0.0%
†
Motus Holdings Ltd. 18,279 126,279
Trading Companies & Distributors 0.1%
Barloworld Ltd. 68,834 649,565
11,505,861
SOUTH KOREA 14.9%
Automobiles 1.7%
Hyundai Motor Co. 10,294 1,808,697
Kia Corp. * 109,558 7,521,526
9,330,223
Banks 3.0%
BNK Financial Group, Inc. * 44,841 315,972
DGB Financial Group, Inc. * 256,059 2,019,902
Hana Financial Group, Inc. 173,094 6,095,541
JB Financial Group Co. Ltd. * 89,891 630,555
KB Financial Group, Inc. 146,638 6,759,336
15,821,306
Capital Markets 0.6%
Daishin Securities Co. Ltd. * 24,625 386,174
Korea Investment Holdings
Co. Ltd. * 10,637 720,352
KTB Investment & Securities
Co. Ltd. * 109,868 478,580

30 - Statement of Investments - December 31, 2021 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Capital Markets
Mirae Asset Securities Co.
Ltd. * 143,400 1,037,432
NH Investment & Securities
Co. Ltd. * 56,000 588,651
3,211,189
Chemicals 0.6%
Foosung Co. Ltd. * 23,281 450,410
Hyosung TNC Corp. * 3,999 1,751,358
Kumho Petrochemical Co.
Ltd. * 951 132,379
PI Advanced Materials Co.
Ltd. 1,684 77,992
Unid Co. Ltd. 10,722 902,944
3,315,083
Communications Equipment 0.0%
†
KAON Media Co. Ltd. * 9,307 137,256
Construction & Engineering 0.1%
Hyundai Engineering &
Construction Co. Ltd. * 10,321 384,805
Diversified Financial Services 0.1%
Meritz Financial Group, Inc. * 21,526 796,665
Electronic Equipment, Instruments & Components 0.9%
Digital Power
Communications Co. Ltd. * 13,170 162,215
Samsung SDI Co. Ltd. 7,175 3,929,993
Samsung SDI Co. Ltd.
(Preference) * 2,974 861,887
4,954,095
Entertainment 0.1%
HYBE Co. Ltd. * 1,314 383,817
Health Care Equipment & Supplies 0.2%
Dentium Co. Ltd. * 15,303 897,866
Value Added Technology Co.
Ltd. 11,934 354,335
1,252,201
Industrial Conglomerates 0.6%
LG Corp. * 29,713 2,009,312
Samsung C&T Corp. * 14,441 1,435,313
3,444,625
Insurance 0.1%
Tongyang Life Insurance Co.
Ltd. * 49,061 272,315
Interactive Media & Services 1.0%
AfreecaTV Co. Ltd. * 4,540 772,451
Kakao Corp. 30,725 2,897,901
NAVER Corp. * 5,158 1,637,502
5,307,854
Semiconductors & Semiconductor Equipment 0.4%
LEENO Industrial, Inc. * 2,982 496,191
MK Electron Co. Ltd. 11,481 178,566
SK Hynix, Inc. 4,266 466,751
SK Square Co. Ltd. * 21,989 1,228,239
2,369,747
Technology Hardware, Storage & Peripherals 4.8%
Samsung Electronics Co. Ltd. 330,095 21,670,784
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.
(Preference) 55,387 3,315,276
24,986,060
Textiles, Apparel & Luxury Goods 0.4%
DI Dong Il Corp. * 934 217,450
Handsome Co. Ltd. * 6,885 205,756
LF Corp. * 55,582 806,329
TK Chemical Corp. * 108,094 516,282
Youngone Corp. 8,732 320,517
2,066,334
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. 34,015 1,656,024
79,689,599
TAIWAN 14.4%
Automobiles 0.1%
China Motor Corp. 229,000 523,983
Capital Markets 0.1%
Capital Securities Corp. 221,000 135,157
President Securities Corp. 454,000 388,109
523,266
Chemicals 0.3%
Nan Ya Plastics Corp. 424,000 1,306,064
Nantex Industry Co. Ltd. 65,000 200,115
Taiwan Fertilizer Co. Ltd. 84,000 212,118
1,718,297
Diversified Financial Services 0.4%
Chailease Holding Co. Ltd. 176,000 1,670,993
Yuanta Financial Holding Co.
Ltd. 349,000 318,699
1,989,692
Electronic Equipment, Instruments & Components 0.8%
Co-Tech Development Corp. 59,000 164,347
Hon Hai Precision Industry
Co. Ltd. 349,000 1,308,392
Nan Ya Printed Circuit Board
Corp. 43,000 881,965
TXC Corp. 133,000 505,545
Unimicron Technology Corp. 194,000 1,611,526
4,471,775
Entertainment 0.1%
International Games System
Co. Ltd. 16,000 458,476
Insurance 0.9%
Cathay Financial Holding Co.
Ltd. 753,000 1,696,769
Fubon Financial Holding Co.
Ltd. 1,208,000 3,330,741
5,027,510
Machinery 0.0%
†
TURVO International Co. Ltd. 58,000 216,436
Marine 1.0%
Evergreen Marine Corp.
Taiwan Ltd. 147,000 753,228
Wan Hai Lines Ltd. 608,400 4,369,233
5,122,461

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2021 - Statement of Investments - 31
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment 10.1%
Amazing Microelectronic
Corp. 13,000 114,376
Ardentec Corp. 463,000 925,421
Elite Semiconductor
Microelectronics
Technology, Inc. 373,000 2,205,303
eMemory Technology, Inc. 10,000 789,049
Faraday Technology Corp. 112,000 961,841
FocalTech Systems Co. Ltd. 118,000 727,585
Greatek Electronics, Inc. 401,000 1,129,486
Himax Technologies, Inc.,
ADR (a) 51,900 829,881
Holtek Semiconductor, Inc. 102,000 412,147
Kinsus Interconnect
Technology Corp. 76,000 636,585
MediaTek , Inc. 62,000 2,650,787
Novatek Microelectronics
Corp. 169,000 3,278,535
Realtek Semiconductor Corp. 87,000 1,824,253
Sigurd Microelectronics Corp. 148,000 313,785
Sitronix Technology Corp. 127,000 1,461,490
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,384,000 30,645,575
United Microelectronics Corp. 2,070,000 4,836,179
53,742,278
Technology Hardware, Storage & Peripherals 0.5%
Lite-On Technology Corp. 1,200,000 2,767,259
Trading Companies & Distributors 0.1%
Brighton-Best International
Taiwan, Inc. 573,000 798,585
77,360,018
THAILAND 1.9%
Banks 0.3%
Siam Commercial Bank PCL
(The) 436,500 1,643,863
Chemicals 0.7%
Indorama Ventures PCL 1,017,100 1,316,079
PTT Global Chemical PCL 1,376,200 2,410,527
3,726,606
Health Care Providers & Services 0.4%
Bangkok Chain Hospital PCL 1,855,800 1,115,373
Chularat Hospital PCL, Class
F 3,598,400 393,896
Vibhavadi Medical Center
PCL 6,855,700 541,776
2,051,045
Marine 0.4%
Precious Shipping PCL 1,754,900 870,932
Regional Container Lines
PCL 727,400 1,072,022
1,942,954
Oil, Gas & Consumable Fuels 0.1%
PTT Exploration & Production
PCL 194,400 684,574
10,049,042
Common Stocks
Shares Value ($)
TURKEY 0.3%
Automobiles 0.0%
†
Ford Otomotiv Sanayi A/S 11,352 204,326
Beverages 0.1%
Coca-Cola Icecek A/S 107,941 707,580
Diversified Telecommunication Services 0.2%
Turk Telekomunikasyon A/S 997,531 725,449
1,637,355
UNITED ARAB EMIRATES 0.1%
Banks 0.1%
Abu Dhabi Islamic Bank
PJSC 156,709 292,982
UNITED STATES 0.2%
Food Products 0.1%
JBS SA 68,000 463,348
Semi conductors & Semiconductor Equipment 0.1%
Parade Technologies Ltd. 9,000 685,061
1,148,409
Total Common Stocks
(cost $516,371,158) 522,825,029
Repurchase Agreements 0.6%
Principal
Amount ($)
Bank of America
NA, 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,000,005,
collateralized by U.S.
Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $1,020,000.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald &
Co., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,056,446,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.05%, maturing
5/1/2024 - 7/20/2071;
total market value
$1,077,570.(c)(d) 1,056,441 1,056,441

32 - Statement of Investments - December 31, 2021 - NVIT GS Emerging Markets Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase
price $1,000,010,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$1,020,009.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,056,441) 3,056,441
Total Investments
(cost $519,427,599)   — 98.1% 525,881,470
Other assets in excess of liabilities — 1.9% 10,217,546
NET ASSETS — 100.0%
$ 536,099,016
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $9,259,708, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,056,441 and by
$6,579,950 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.88%, and maturity dates ranging from 1/15/2022 –
8/15/2051, a total value of $9,636,391.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $17,523,436 which represents 3.27% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$3,056,441.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
PAO Public Stock Company
PH Philippines
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2021 - Statement of Investments - 33
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 86 3/2022 USD 5,273,090 25,348
25,348
As of December 31, 2021, the Fund had $345,195 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - December 31, 2021 - NVIT GS International Equity Insights Fund
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 6.6%
Banks 1.1%
Australia & New Zealand
Banking Group Ltd. 409,386 8,196,172
Commonwealth Bank of
Australia 68,391 5,026,887
13,223,059
Beverages 0.6%
Treasury Wine Estates Ltd. 848,098 7,645,920
Capital Markets 0.1%
ASX Ltd. 13,967 944,359
Diversified Telecommunication Services 0.6%
Telstra Corp. Ltd. 2,499,956 7,604,170
Equity Real Estate Investment Trusts (REITs) 0.2%
Charter Hall Group 77,869 1,168,323
Goodman Group 66,836 1,290,621
2,458,944
Food & Staples Retailing 0.7%
Endeavour Group Ltd. 127,978 627,751
Woolworths Group Ltd. 278,842 7,712,811
8,340,562
Health Care Providers & Services 0.1%
Sonic Healthcare Ltd. 38,854 1,319,794
Metals & Mining 3.1%
BHP Group plc 398,985 11,890,752
Glencore plc * 936,399 4,764,081
Mineral Resources Ltd. 157,261 6,410,585
Rio Tinto plc, ADR (a) 196,118 13,128,139
36,193,557
Oil, Gas & Consumable Fuels 0.0%
†
Washington H Soul Pattinson
& Co. Ltd. 8,463 182,567
Specialty Retail 0.1%
Premier Investments Ltd. 52,008 1,144,852
79,057,784
AUSTRIA 0.1%
Banks 0.1%
BAWAG Group AG Reg. S (b) 10,083 620,078
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 24,447 1,235,018
CANADA 0.1%
Oil, Gas & Consumable Fuels 0.1%
International Petroleum Corp.
* 157,028 863,267
CHINA 0.6%
Marine 0.3%
SITC International Holdings
Co. Ltd. 874,000 3,163,447
Specialty Retail 0.3%
Chow Tai Fook Jewellery
Group Ltd. 2,271,000 4,084,905
7,248,352
Common Stocks
Shares Value ($)
DENMARK 2.9%
Marine 1.1%
AP Moller - Maersk A/S,
Class A 1,628 5,426,843
AP Moller - Maersk A/S,
Class B 1,768 6,345,244
Dfds A/S * 20,889 1,115,834
12,887,921
Pharmaceuticals 1.5%
Novo Nordisk A/S, Class B 162,489 18,165,419
Textiles, Apparel & Luxury Goods 0.3%
Pandora A/S 29,064 3,617,328
34,670,668
FINLAND 2.2%
Banks 0.9%
Nordea Bank Abp 878,557 10,701,940
Communications Equipment 0.3%
Nokia OYJ * 536,744 3,371,877
Food & Staples Retailing 0.7%
Kesko OYJ, Class B 240,510 7,978,496
Insurance 0.2%
Sampo OYJ, Class A 55,079 2,747,882
IT Services 0.0%
†
TietoEVRY OYJ 8,044 250,166
Multiline Retail 0.1%
Tokmanni Group Corp. 41,299 922,820
25,973,181
FRANCE 11.9%
Automobiles 0.2%
Renault SA * 24,492 850,537
Trigano SA 8,910 1,731,662
2,582,199
Banks 0.8%
Societe Generale SA 263,736 9,056,579
Beverages 1.0%
Pernod Ricard SA 44,888 10,799,950
Remy Cointreau SA 2,131 518,726
11,318,676
Building Products 0.7%
Cie de Saint-Gobain 117,368 8,255,710
Chemicals 0.5%
Air Liquide SA 8,833 1,540,267
Arkema SA 32,587 4,596,172
6,136,439
Electric Utilities 0.1%
Electricite de France SA 149,343 1,755,048
Electrical Equipment 0.9%
Legrand SA 89,295 10,450,606
Nexans SA 3,494 341,976
10,792,582
Equity Real Estate Investment Trusts (REITs) 0.3%
Covivio 6,826 561,257
Gecina SA 17,533 2,452,338
3,013,595
Insurance 0.8%
AXA SA 282,284 8,412,652

NVIT GS International Equity Insights Fund - December 31, 2021 - Statement of Investments - 35
Common Stocks
Shares Value ($)
FRANCE
Insurance
SCOR SE 19,532 609,967
9,022,619
Life Sciences Tools & Services 0.7%
Sartorius Stedim Biotech 14,737 8,071,024
Media 0.7%
Publicis Groupe SA 130,826 8,808,054
Multi-Utilities 0.2%
Engie SA 196,537 2,910,144
Personal Products 0.5%
L'Oreal SA 11,364 5,387,008
Software 0.7%
Dassault Systemes SE 141,812 8,412,599
Textiles, Apparel & Luxury Goods 3.2%
Hermes International 2,672 4,665,777
Kering SA 15,462 12,406,611
LVMH Moet Hennessy Louis
Vuitton SE (a) 26,722 22,051,011
39,123,399
Trading Companies & Distributors 0.6%
Rexel SA * 348,851 7,091,633
141,737,308
GERMANY 11.9%
Air Freight & Logistics 1.1%
Deutsche Post AG
(Registered) 229,540 14,774,755
Automobiles 1.4%
Bayerische Motoren Werke
AG 68,110 6,863,578
Bayerische Motoren Werke
AG (Preference) 10,214 852,537
Daimler AG (Registered) 28,642 2,199,415
Volkswagen AG (Preference) 39,229 7,927,768
17,843,298
Capital Markets 0.4%
Deutsche Bank AG
(Registered) * 91,129 1,143,815
Deutsche Boerse AG 16,479 2,760,564
DWS Group GmbH & Co.
KGaA Reg. S (b) 12,957 523,164
4,427,543
Chemicals 0.7%
Covestro AG Reg. S (b) 121,604 7,503,564
Wacker Chemie AG 3,905 584,725
8,088,289
Diversified Telecommunication Services 0.6%
Deutsche Telekom AG
(Registered) 374,570 6,961,438
Health Care Equipment & Supplies 0.8%
Siemens Healthineers AG
Reg. S (b) 130,847 9,804,827
Household Products 0.4%
Henkel AG & Co. KGaA
(Preference) 65,569 5,309,986
Common Stocks
Shares Value ($)
GERMANY
Industrial Conglomerates 0.3%
Rheinmetall AG 34,070 3,222,105
Insurance 0.4%
Allianz SE (Registered) 17,315 4,093,603
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 2,237 663,641
4,757,244
Life Sciences Tools & Services 0.5%
Gerresheimer AG (a) 57,998 5,594,933
Machinery 0.1%
Daimler Truck Holding AG * 17,549 645,139
Marine 0.2%
Hapag-Lloyd AG Reg. S (a)
(b) 6,832 2,148,805
Multi-Utilities 0.9%
E.ON SE 759,057 10,529,196
Pharmaceuticals 1.2%
Merck KGaA 53,018 13,706,919
Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG 259,045 12,011,674
Software 0.9%
SAP SE 74,529 10,644,310
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 5,269 1,519,585
HUGO BOSS AG 14,662 893,520
2,413,105
Trading Companies & Distributors 0.8%
Brenntag SE 95,519 8,653,989
Kloeckner & Co. SE * 35,877 437,853
9,091,842
141,975,408
HONG KONG 1.2%
Insurance 0.6%
AIA Group Ltd. 653,800 6,591,232
Real Estate Management & Development 0.6%
CK Asset Holdings Ltd. 48,500 305,850
Sun Hung Kai Properties Ltd. 539,000 6,543,139
Swire Properties Ltd. 115,200 288,714
7,137,703
Specialty Retail 0.0%
†
Luk Fook Holdings
International Ltd. 92,000 247,839
13,976,774
ISRAEL 0.2%
Diversified Financial Services 0.2%
Plus500 Ltd. 132,817 2,443,109
ITALY 1.0%
Capital Markets 0.4%
Azimut Holding SpA 205,240 5,729,057
Diversified Financial Services 0.0%
†
BFF Bank SpA Reg. S (b) 46,085 372,151

36 - Statement of Investments - December 31, 2021 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
IT Services 0.2%
Reply SpA 9,925 2,003,450
Textiles, Apparel & Luxury Goods 0.4%
Moncler SpA 41,565 3,004,139
OVS SpA Reg. S *(b) 419,407 1,209,472
Salvatore Ferragamo SpA * 5,275 134,850
4,348,461
12,453,119
JAPAN 25.5%
Automobiles 1.3%
Isuzu Motors Ltd. 266,600 3,317,040
Mazda Motor Corp. * 39,900 307,009
Nissan Motor Co. Ltd. * 1,095,800 5,295,346
Toyota Motor Corp. 74,100 1,367,876
Yamaha Motor Co. Ltd. (a) 205,000 4,917,544
15,204,815
Banks 1.4%
Aozora Bank Ltd. (a) 37,300 816,016
Concordia Financial Group
Ltd. 251,200 912,933
Mizuho Financial Group, Inc. 607,500 7,726,935
Sumitomo Mitsui Financial
Group, Inc. 222,100 7,591,678
17,047,562
Beverages 0.4%
Suntory Beverage & Food
Ltd. 143,300 5,182,759
Capital Markets 0.6%
Daiwa Securities Group, Inc. 257,700 1,453,436
Nomura Holdings, Inc. 1,400,400 6,107,339
7,560,775
Chemicals 1.7%
Mitsubishi Gas Chemical Co.,
Inc. 57,300 970,502
Nitto Denko Corp. 102,500 7,922,588
Showa Denko KK (a) 219,500 4,608,749
Tosoh Corp. 425,100 6,305,384
19,807,223
Commercial Services & Supplies 0.2%
Toppan, Inc. 99,200 1,859,521
Consumer Finance 0.1%
Acom Co. Ltd. (a) 258,300 743,317
Diversified Financial Services 1.3%
Mitsubishi HC Capital, Inc. 1,418,900 7,019,369
ORIX Corp. 398,800 8,139,502
15,158,871
Diversified Telecommunication Services 0.4%
Nippon Telegraph &
Telephone Corp. 194,100 5,307,075
Electric Utilities 0.1%
Kansai Electric Power Co.,
Inc. (The) 79,400 743,110
Electrical Equipment 0.4%
Mitsubishi Electric Corp. 358,200 4,542,202
Ushio, Inc. 20,400 338,785
4,880,987
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 0.9%
Citizen Watch Co. Ltd. 68,200 294,657
Hamamatsu Photonics KK 21,100 1,346,541
Kyocera Corp. 135,900 8,492,048
10,133,246
Entertainment 0.4%
Konami Holdings Corp. 63,000 3,023,643
Nexon Co. Ltd. 62,200 1,199,509
4,223,152
Food Products 0.1%
Nisshin Oillio Group Ltd.
(The) 50,700 1,277,806
Gas Utilities 0.7%
Osaka Gas Co. Ltd. 72,000 1,192,250
Tokyo Gas Co. Ltd. 403,800 7,257,987
8,450,237
Health Care Equipment & Supplies 0.5%
Hoya Corp. 18,000 2,668,942
Olympus Corp. 111,600 2,563,363
PHC Holdings Corp. * 21,100 381,873
5,614,178
Hotels, Restaurants & Leisure 0.2%
Round One Corp. 60,300 715,125
Tokyotokeiba Co. Ltd. 39,400 1,458,375
2,173,500
Household Durables 1.7%
Casio Computer Co. Ltd. (a) 346,000 4,449,274
Iida Group Holdings Co. Ltd. 46,100 1,069,543
Nikon Corp. 313,100 3,375,617
Sekisui House Ltd. 384,800 8,260,210
Sharp Corp. 19,300 221,157
Sumitomo Forestry Co. Ltd.
(a) 169,100 3,272,825
20,648,626
Insurance 0.7%
Japan Post Holdings Co.
Ltd. * 407,600 3,181,346
MS&AD Insurance Group
Holdings, Inc. 58,000 1,789,616
Tokio Marine Holdings, Inc. 64,400 3,578,912
8,549,874
IT Services 1.7%
Fujitsu Ltd. 17,500 2,998,409
NEC Corp. 167,100 7,714,412
NTT Data Corp. 453,400 9,721,269
TIS, Inc. 5,400 160,253
20,594,343
Machinery 1.4%
Amada Co. Ltd. 703,800 6,970,005
Komatsu Ltd. 40,300 943,786
MINEBEA MITSUMI, Inc. 39,300 1,115,713
NGK Insulators Ltd. 451,300 7,628,101
OKUMA Corp. 3,600 160,267
Sumitomo Heavy Industries
Ltd. 13,000 315,249
17,133,121
Marine 1.1%
Mitsui OSK Lines Ltd. 107,900 8,011,731
Nippon Yusen KK 65,100 4,958,422
12,970,153

NVIT GS International Equity Insights Fund - December 31, 2021 - Statement of Investments - 37
Common Stocks
Shares Value ($)
JAPAN
Media 0.0%
†
Dentsu Group, Inc. (a) 4,100 146,153
Multiline Retail 0.1%
J Front Retailing Co. Ltd. 37,300 339,546
Marui Group Co. Ltd. 35,200 662,592
1,002,138
Paper & Forest Products 0.1%
Oji Holdings Corp. 189,200 914,636
Personal Products 0.5%
Kao Corp. (a) 113,900 5,960,218
Pharmaceuticals 1.1%
Astellas Pharma, Inc. 29,000 471,651
Hisamitsu Pharmaceutical
Co., Inc. 11,400 393,992
Sumitomo Dainippon Pharma
Co. Ltd. 222,700 2,565,535
Takeda Pharmaceutical Co.
Ltd. 367,700 10,048,980
13,480,158
Real Estate Management & Development 0.9%
Daiwa House Industry Co.
Ltd. 284,300 8,176,547
Mitsubishi Estate Co. Ltd. 143,300 1,986,522
10,163,069
Road & Rail 0.4%
Nippon Express Co. Ltd. ∞ 62,900 3,726,537
Seino Holdings Co. Ltd. 73,200 741,418
4,467,955
Semiconductors & Semiconductor Equipment 1.3%
Rohm Co. Ltd. 31,200 2,822,836
Shinko Electric Industries Co.
Ltd. 80,900 3,834,092
Tokyo Seimitsu Co. Ltd. (a) 156,700 6,899,457
Ulvac, Inc. 36,300 2,272,594
15,828,979
Specialty Retail 0.2%
Autobacs Seven Co. Ltd. (a) 112,400 1,370,994
USS Co. Ltd. 72,600 1,133,646
2,504,640
Technology Hardware, Storage & Peripherals 0.9%
Canon, Inc. (a) 145,300 3,538,437
Ricoh Co. Ltd. 797,200 7,423,164
10,961,601
Trading Companies & Distributors 2.0%
ITOCHU Corp. (a) 4,400 134,582
Mitsubishi Corp. 26,000 825,534
Mitsui & Co. Ltd. 300,100 7,106,178
Sumitomo Corp. 613,900 9,076,253
Toyota Tsusho Corp. 170,200 7,843,272
24,985,819
Wireless Telecommunication Services 0.7%
KDDI Corp. 13,100 382,898
SoftBank Group Corp. 159,200 7,522,096
7,904,994
303,584,611
LUXEMBOURG 0.8%
Life Sciences Tools & Services 0.8%
Eurofins Scientific SE (a) 74,574 9,232,930
Common Stocks
Shares Value ($)
NETHERLANDS 5.7%
Capital Markets 0.0%
†
Flow Traders Reg. S (b) 3,960 145,251
Chemicals 0.0%
†
OCI NV * 17,583 458,700
Electrical Equipment 0.4%
Signify NV Reg. S (b) 97,170 4,479,011
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 309,043 10,589,291
Machinery 0.1%
Aalberts NV 10,332 679,812
Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell plc, Class
A (a) 465,459 10,228,187
Royal Dutch Shell plc, Class
B, ADR 48,925 2,120,899
12,349,086
Professional Services 0.3%
Randstad NV 46,406 3,179,162
Semiconductors & Semiconductor Equipment 3.0%
ASM International NV 18,949 8,321,059
ASML Holding NV 32,562 25,964,059
BE Semiconductor Industries
NV 20,128 1,705,087
35,990,205
67,870,518
NEW ZEALAND 0.1%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 304,683 943,505
NORWAY 1.6%
Marine 0.2%
Golden Ocean Group Ltd. 238,762 2,153,277
Metals & Mining 0.6%
Norsk Hydro ASA 1,052,789 8,292,247
Oil, Gas & Consumable Fuels 0.5%
Aker BP ASA 190,370 5,847,644
Semiconductors & Semiconductor Equipment 0.3%
Nordic Semiconductor ASA * 89,652 2,993,897
19,287,065
PORTUGAL 0.4%
Oil, Gas & Consumable Fuels 0.4%
Galp Energia SGPS SA 465,379 4,512,750
SINGAPORE 0.8%
Banks 0.4%
Oversea-Chinese Banking
Corp. Ltd. 555,800 4,705,237
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics NV 109,055 5,357,937
10,063,174
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 237,912 9,738,424

38 - Statement of Investments - December 31, 2021 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SPAIN 1.6%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 312,007 1,852,378
Banco de Sabadell SA * 3,968,182 2,630,748
Bankinter SA 449,667 2,280,052
6,763,178
Biotechnology 0.2%
Grifols SA 127,462 2,438,806
Electric Utilities 0.5%
Iberdrola SA 482,555 5,654,809
Machinery 0.0%
†
Fluidra SA 12,631 505,897
Metals & Mining 0.1%
Acerinox SA 124,819 1,604,685
Oil, Gas & Consumable Fuels 0.2%
Repsol SA 157,952 1,874,812
18,842,187
SWEDEN 5.2%
Banks 0.9%
Svenska Handelsbanken AB,
Class A 238,510 2,574,775
Swedbank AB, Class A 411,193 8,257,870
10,832,645
Communications Equipment 0.4%
Telefonaktiebolaget LM
Ericsson, Class B 444,204 4,879,068
Construction & Engineering 0.1%
Skanska AB, Class B 41,031 1,056,860
Diversified Financial Services 1.2%
Industrivarden AB, Class A (a) 44,272 1,405,176
Industrivarden AB, Class C
(a) 4,427 138,464
Investor AB, Class A 189,253 4,961,097
Investor AB, Class B 333,141 8,331,320
14,836,057
Health Care Equipment & Supplies 0.5%
Getinge AB, Class B 125,119 5,434,624
Household Durables 0.1%
Nobia AB 168,257 1,013,778
Machinery 1.1%
Sandvik AB 162,426 4,538,155
Volvo AB, Class B 375,389 8,654,839
13,192,994
Oil, Gas & Consumable Fuels 0.6%
Lundin Energy AB 209,930 7,528,590
Tobacco 0.3%
Swedish Match AB 441,757 3,509,954
62,284,570
SWITZERLAND 6.5%
Capital Markets 0.8%
UBS Group AG (Registered) 522,394 9,375,977
Electrical Equipment 1.0%
ABB Ltd. (Registered) 322,480 12,286,903
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0.2%
Chocoladefabriken Lindt &
Spruengli AG (Registered) 13 1,742,676
Nestle SA (Registered) 5,727 800,588
2,543,264
Insurance 0.0%
†
Baloise Holding AG
(Registered) 3,027 494,200
Life Sciences Tools & Services 2.0%
Bachem Holding AG
(Registered), Class B 3,174 2,486,427
Lonza Group AG (Registered) 13,298 11,077,812
Tecan Group AG (Registered) 14,386 8,747,810
22,312,049
Marine 0.7%
Kuehne + Nagel International
AG (Registered) 26,541 8,535,457
Pharmaceuticals 1.2%
Roche Holding AG 32,810 13,600,905
Professional Services 0.4%
Adecco Group AG
(Registered) 102,908 5,261,270
Textiles, Apparel & Luxury Goods 0.2%
Cie Financiere Richemont SA
(Registered) 9,439 1,409,461
Swatch Group AG (The) 3,583 1,091,545
2,501,006
76,911,031
UNITED KINGDOM 8.3%
Air Freight & Logistics 0.1%
Royal Mail plc 94,181 646,063
Beverages 0.5%
Diageo plc 110,744 6,036,979
Capital Markets 0.6%
London Stock Exchange
Group plc 38,471 3,600,809
Man Group plc 1,145,702 3,525,576
7,126,385
Distributors 0.2%
Inchcape plc 236,888 2,912,197
Electric Utilities 0.4%
SSE plc 228,235 5,089,405
Electronic Equipment, Instruments & Components 0.1%
Spectris plc 18,805 930,813
Hotels, Restaurants & Leisure 0.3%
InterContinental Hotels Group
plc * 48,860 3,144,950
Household Durables 0.4%
Bellway plc 15,263 687,473
Persimmon plc 94,958 3,662,507
Taylor Wimpey plc 418,773 991,899
5,341,879
Industrial Conglomerates 0.8%
CK Hutchison Holdings Ltd. 893,000 5,762,553
DCC plc 13,626 1,114,250

NVIT GS International Equity Insights Fund - December 31, 2021 - Statement of Investments - 39
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates
Melrose Industries plc 1,039,840 2,256,315
9,133,118
Insurance 1.1%
Aviva plc 1,577,373 8,759,648
Legal & General Group plc 311,250 1,252,919
Prudential plc 150,843 2,601,146
12,613,713
Media 0.4%
ITV plc * 484,203 722,180
WPP plc 241,184 3,645,592
4,367,772
Multiline Retail 0.7%
Next plc 72,979 8,029,359
Pharmaceuticals 0.3%
GlaxoSmithKline plc, ADR (a) 74,114 3,268,427
Specialty Retail 0.1%
JD Sports Fashion plc 603,535 1,773,262
Tobacco 1.7%
British American Tobacco plc 355,569 13,174,325
Imperial Brands plc 390,311 8,535,087
21,709,412
Wireless Telecommunication Services 0.6%
Vodafone Group plc, ADR 459,181 6,855,572
98,979,306
UNITED STATES 2.5%
Automobiles 0.8%
Stellantis NV 524,570 9,849,506
Building Products 0.1%
Reliance Worldwide Corp.
Ltd. 282,095 1,287,340
Electrical Equipment 1.4%
Schneider Electric SE 84,738 16,612,802
Trading Companies & Distributors 0.2%
Ferguson plc 13,312 2,364,755
30,114,403
Total Common Stocks
(cost $1,049,454,754) 1,174,618,540
Repurchase Agreements 1.5%
Principal
Amount ($)
Bank of America
NA, 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,000,005,
collateralized by U.S.
Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $1,020,000.(c)(d) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $499,018,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.05%, maturing
5/1/2024 - 7/20/2071;
total market value
$508,996.(c)(d) 499,016 499,016
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase
price $3,000,015,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $3,061,230.(c)(d) 3,000,000 3,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase
price $10,000,098,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$10,200,087.(c)(d) 10,000,000 10,000,000
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase
price $3,000,021,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071;
total market value
$3,060,000.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $17,499,016) 17,499,016
Total Investments
(cost $1,066,953,770)   — 100.1% 1,192,117,556
Liabilities in excess of other assets
— (0.1)% (1,144,576)
NET ASSETS — 100.0%
$ 1,190,972,980

40 - Statement of Investments - December 31, 2021 - NVIT GS International Equity Insights Fund
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $40,194,416, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,499,016 and by
$24,980,872 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.88%, and maturity dates ranging from 1/6/2022 –
5/15/2051, a total value of $42,479,888.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $26,806,323 which represents 2.25% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$17,499,016.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT GS Large Cap Equity Insights Fund - December 31, 2021 - Statement of Investments - 41
Common Stocks 99.5%
Shares Value ($)
Automobiles 3.6%
Ford Motor Co. 1,651,463 34,300,886
General Motors Co.* 297,103 17,419,149
Tesla, Inc.* 53,720 56,770,222
108,490,257
Banks 1.9%
Citigroup, Inc. 35,296 2,131,525
Citizens Financial Group, Inc. 396,399 18,729,853
JPMorgan Chase & Co. 6,739 1,067,121
KeyCorp 1,375,543 31,816,309
Regions Financial Corp. 195,932 4,271,318
58,016,126
Beverages 0.7%
Monster Beverage Corp.* 147,646 14,179,922
PepsiCo, Inc. 39,870 6,925,818
21,105,740
Biotechnology 4.0%
AbbVie, Inc. 335,931 45,485,057
Amgen, Inc. 31,770 7,147,297
Biogen, Inc.* 69,369 16,643,010
Gilead Sciences, Inc. 347,971 25,266,174
Horizon Therapeutics plc* 43,977 4,738,962
Incyte Corp.* 74,134 5,441,436
Moderna , Inc.* 20,374 5,174,589
Vertex Pharmaceuticals, Inc.* 49,185 10,801,026
120,697,551
Building Products 0.6%
Lennox International, Inc.(a) 45,515 14,763,245
Owens Corning 27,439 2,483,230
17,246,475
Capital Markets 2.0%
Evercore , Inc., Class A 11,770 1,598,955
MarketAxess Holdings, Inc. 7,745 3,185,286
Raymond James Financial,
Inc. 57,144 5,737,258
S&P Global, Inc.(a) 79,668 37,597,719
T. Rowe Price Group, Inc. 60,586 11,913,631
60,032,849
Chemicals 2.5%
Air Products & Chemicals, Inc. 99,580 30,298,211
CF Industries Holdings, Inc. 111,126 7,865,498
Corteva , Inc. 20,300 959,784
Dow, Inc. 570,925 32,382,866
International Flavors &
Fragrances, Inc. 6,850 1,031,953
Westlake Chemical Corp. 28,186 2,737,706
75,276,018
Commercial Services & Supplies 0.2%
Republic Services, Inc. 46,693 6,511,339
Construction & Engineering 0.3%
MasTec , Inc.* 88,948 8,208,121
Construction Materials 0.1%
Vulcan Materials Co. 8,373 1,738,067
Consumer Finance 2.3%
Ally Financial, Inc. 99,806 4,751,763
Capital One Financial Corp. 242,133 35,131,077
Common Stocks
Shares Value ($)
Consumer Finance
Synchrony Financial 635,638 29,487,247
69,370,087
Distributors 0.9%
LKQ Corp. 364,009 21,851,460
Pool Corp. 12,052 6,821,432
28,672,892
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc.,
Class B* 25,214 7,538,986
Voya Financial, Inc.(a) 79,295 5,258,051
12,797,037
Diversified Telecommunication Services 0.1%
Liberty Global plc, Class C*(a) 121,185 3,404,087
Electric Utilities 2.1%
American Electric Power Co.,
Inc. 370,269 32,942,833
NextEra Energy, Inc. 234,435 21,886,852
NRG Energy, Inc. 216,566 9,329,663
64,159,348
Electrical Equipment 0.8%
Emerson Electric Co. 269,077 25,016,089
nVent Electric plc 11,323 430,274
25,446,363
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc. 62,910 2,342,139
Equity Real Estate Investment Trusts (REITs) 5.6%
American Homes 4 Rent,
Class A 732,237 31,932,856
Camden Property Trust 171,438 30,632,542
Equity LifeStyle Properties,
Inc. 354,687 31,091,862
First Industrial Realty Trust,
Inc. 481,080 31,847,496
Invitation Homes, Inc. 728,932 33,049,777
Lamar Advertising Co., Class A 27,604 3,348,365
Public Storage 6,834 2,559,743
Rexford Industrial Realty, Inc. 61,649 5,000,350
169,462,991
Food Products 1.3%
Archer-Daniels-Midland Co. 495,767 33,508,892
Mondelez International, Inc.,
Class A 105,214 6,976,740
40,485,632
Health Care Equipment & Supplies 1.8%
Align Technology, Inc.* 25,664 16,865,868
Boston Scientific Corp.* 422,360 17,941,853
DENTSPLY SIRONA, Inc.(a) 13,061 728,673
Hologic , Inc.* 92,565 7,086,776
Medtronic plc 32,760 3,389,022
Teleflex, Inc. 18,186 5,973,737
Zimmer Biomet Holdings, Inc. 19,787 2,513,741
54,499,670
Health Care Providers & Services 3.9%
Anthem, Inc. 67,514 31,295,439
Cigna Corp. 111,211 25,537,382
HCA Healthcare, Inc. 136,515 35,073,434

42 - Statement of Investments - December 31, 2021 - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
McKesson Corp. 10,509 2,612,222
Molina Healthcare, Inc.* 61,271 19,489,080
UnitedHealth Group, Inc. 11,337 5,692,761
119,700,318
Health Care Technology 0.3%
Cerner Corp. 112,171 10,417,321
Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp.* 11,244 737,269
Chipotle Mexican Grill, Inc.* 7,076 12,370,617
Choice Hotels International,
Inc. 3,631 566,400
Domino's Pizza, Inc. 6,370 3,594,782
Hilton Worldwide Holdings,
Inc.* 148,008 23,087,768
Hyatt Hotels Corp., Class A* 51,724 4,960,332
Marriott International, Inc.,
Class A* 107,744 17,803,619
Marriott Vacations Worldwide
Corp. 41,954 7,089,387
McDonald's Corp. 66,121 17,725,056
Travel + Leisure Co. 9,983 551,760
Wyndham Hotels & Resorts,
Inc. 129,642 11,622,405
Yum China Holdings, Inc. 119,994 5,980,501
106,089,896
Household Durables 0.8%
DR Horton, Inc. 97,676 10,592,962
NVR, Inc.* 340 2,009,016
PulteGroup, Inc.(a) 232,872 13,310,964
25,912,942
Household Products 0.5%
Colgate-Palmolive Co. 187,104 15,967,455
Insurance 2.6%
Arch Capital Group Ltd.* 392,278 17,436,757
Globe Life, Inc. 176,537 16,545,048
Marsh & McLennan Cos., Inc. 129,217 22,460,499
MetLife, Inc. 96,477 6,028,848
Reinsurance Group of
America, Inc. 15,762 1,725,781
Travelers Cos., Inc. (The) 105,260 16,465,822
80,662,755
Interactive Media & Services 7.1%
Alphabet, Inc., Class A* 49,952 144,712,942
Meta Platforms, Inc., Class A* 213,912 71,949,301
216,662,243
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.* 21,606 72,041,750
eBay, Inc. 4,966 330,239
72,371,989
IT Services 7.1%
Accenture plc, Class A 35,257 14,615,789
Cognizant Technology
Solutions Corp., Class A 380,058 33,718,746
EPAM Systems, Inc.* 33,847 22,625,027
Fidelity National Information
Services, Inc. 129,902 14,178,803
Common Stocks
Shares Value ($)
IT Services
Gartner, Inc.* 99,179 33,157,523
International Business
Machines Corp.(a) 5,997 801,559
Okta , Inc.*(a) 19,985 4,480,038
PayPal Holdings, Inc.* 203,133 38,306,821
Snowflake, Inc., Class A* 45,244 15,326,405
VeriSign, Inc.* 126,997 32,234,379
Western Union Co. (The) 335,415 5,983,804
215,428,894
Life Sciences Tools & Services 2.7%
Bruker Corp. 85,982 7,214,750
IQVIA Holdings, Inc.* 121,302 34,224,146
Mettler -Toledo International,
Inc.* 19,524 33,136,328
Thermo Fisher Scientific, Inc. 12,487 8,331,826
82,907,050
Machinery 2.1%
Caterpillar, Inc. 186,894 38,638,466
Otis Worldwide Corp. 44,863 3,906,221
Parker-Hannifin Corp. 9,812 3,121,393
Snap-on, Inc. 4,991 1,074,962
Stanley Black & Decker, Inc. 99,091 18,690,544
65,431,586
Media 2.3%
Charter Communications, Inc.,
Class A*(a) 54,069 35,251,366
News Corp., Class A 216,488 4,829,847
Nexstar Media Group, Inc.,
Class A 15,346 2,316,939
Omnicom Group, Inc. 357,918 26,224,652
68,622,804
Metals & Mining 1.3%
Alcoa Corp. 83,255 4,960,333
Freeport-McMoRan, Inc. 760,372 31,730,323
Steel Dynamics, Inc. 53,925 3,347,125
40,037,781
Multi-Utilities 0.6%
CMS Energy Corp. 295,044 19,192,612
Oil, Gas & Consumable Fuels 0.9%
Hess Corp. 91,636 6,783,813
Marathon Oil Corp. 487,258 8,000,777
Pioneer Natural Resources
Co.(a) 73,182 13,310,342
28,094,932
Pharmaceuticals 0.9%
Johnson & Johnson 114,580 19,601,201
Perrigo Co. plc 81,602 3,174,318
Royalty Pharma plc, Class A 1 40
Viatris , Inc. 256,316 3,467,955
26,243,514
Professional Services 0.1%
ManpowerGroup , Inc. 42,357 4,122,607
Road & Rail 3.2%
AMERCO 24,237 17,601,636
CSX Corp. 985,036 37,037,354

NVIT GS Large Cap Equity Insights Fund - December 31, 2021 - Statement of Investments - 43
Common Stocks
Shares Value ($)
Road & Rail
Knight-Swift Transportation
Holdings, Inc. 67,563 4,117,289
Landstar System, Inc. 6,844 1,225,213
Norfolk Southern Corp. 119,732 35,645,414
Union Pacific Corp. 2,249 566,590
96,193,496
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc. 66,845 10,518,729
Broadcom, Inc. 35,440 23,582,131
KLA Corp. 6,305 2,711,844
NVIDIA Corp. 157,715 46,385,559
NXP Semiconductors NV 8,903 2,027,925
ON Semiconductor Corp.*(a) 120,798 8,204,600
Texas Instruments, Inc. 117,475 22,140,513
115,571,301
Software 12.8%
Cadence Design Systems,
Inc.* 16,695 3,111,113
DocuSign, Inc.* 17,583 2,678,067
Dolby Laboratories, Inc., Class
A 33,425 3,182,729
Dynatrace , Inc.* 55,520 3,350,632
Fortinet, Inc.*(a) 94,201 33,855,839
HubSpot , Inc.*(a) 18,156 11,967,527
Intuit, Inc. 65,993 42,448,017
Microsoft Corp. 424,087 142,628,940
Oracle Corp. 98,559 8,595,330
Palo Alto Networks, Inc.*(a) 57,261 31,880,634
Paycom Software, Inc.* 937 389,033
salesforce.com, Inc.* 93,176 23,678,817
ServiceNow , Inc.* 57,589 37,381,596
Synopsys, Inc.* 14,135 5,208,748
VMware, Inc., Class A 268,618 31,127,454
Zscaler , Inc.* 26,732 8,589,794
390,074,270
Specialty Retail 2.2%
AutoNation, Inc.* 142,957 16,704,525
Dick's Sporting Goods, Inc.(a) 75,003 8,624,595
O'Reilly Automotive, Inc.* 44,915 31,720,320
Ulta Beauty, Inc.* 21,540 8,881,804
65,931,244
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. 879,160 156,112,441
Dell Technologies, Inc., Class
C* 245,309 13,779,007
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. 295,088 4,653,538
NetApp, Inc.(a) 119,873 11,027,117
Western Digital Corp.* 316,516 20,640,008
206,212,111
Trading Companies & Distributors 0.3%
SiteOne Landscape Supply,
Inc.* 33,391 8,089,971
Total Common Stocks
(cost $2,421,283,516) 3,027,901,881
Repurchase Agreement 0.0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,140,458,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $1,163,262.(b)(c) 1,140,452 1,140,452
Total Repurchase Agreement
(cost $1,140,452) 1,140,452
Total Investments
(cost $2,422,423,968) — 99.5% 3,029,042,333
Other assets in excess of liabilities — 0.5% 15,579,695
NET ASSETS — 100.0%
$ 3,044,622,028
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $125,508,524, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,140,452 and by
$127,466,004 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 1/15/2022 –
8/15/2051, a total value of $128,606,456.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$1,140,452.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - December 31, 2021 - NVIT GS Small Cap Equity Insights Fund
Common Stocks 97.7%
Shares Value ($)
Aerospace & Defense 0.5%
AAR Corp.* 7,677 299,633
Maxar Technologies, Inc. 11,398 336,583
National Presto Industries, Inc. 2,119 173,822
Vectrus, Inc.* 14,530 665,038
1,475,076
Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings,
Inc.*(a) 4,761 448,105
Radiant Logistics, Inc.* 5,277 38,470
486,575
Auto Components 0.3%
Patrick Industries, Inc. 10,936 882,426
Banks 8.4%
1st Source Corp. 8,841 438,514
American National
Bankshares, Inc. 5,444 205,130
Ameris Bancorp(a) 2,894 143,774
Atlantic Union Bankshares
Corp. 33,653 1,254,920
Bancorp, Inc. (The)* 38,453 973,245
Berkshire Hills Bancorp, Inc. 2,869 81,566
Business First Bancshares,
Inc. 938 26,555
Byline Bancorp, Inc. 13,628 372,726
Cambridge Bancorp 3,022 282,829
Camden National Corp. 1,554 74,841
Capital City Bank Group, Inc. 2,109 55,678
CBTX, Inc. 1,923 55,767
Central Pacific Financial Corp. 17,200 484,524
Columbia Banking System,
Inc. 20,684 676,780
Community Bank System, Inc. 2,599 193,573
Community Trust Bancorp, Inc. 2,015 87,874
CVB Financial Corp. 56,177 1,202,750
Dime Community Bancshares,
Inc. 7,667 269,572
FB Financial Corp. 19,186 840,730
First Bancorp, Inc. (The) 5,694 178,792
First Bancorp/PR 139,627 1,924,060
First Bank 9,623 139,630
First Commonwealth Financial
Corp. 30,763 494,977
First Financial Bancorp 18,195 443,594
First Foundation, Inc. 2,265 56,308
First Internet Bancorp(a) 17,725 833,784
Fulton Financial Corp.(a) 22,519 382,823
Guaranty Bancshares, Inc. 6,691 251,448
Hancock Whitney Corp. 4,772 238,695
Hanmi Financial Corp. 32,774 776,088
HarborOne Bancorp, Inc. 9,597 142,419
Heritage Financial Corp. 7,726 188,823
Home BancShares, Inc. 17,465 425,273
HomeStreet, Inc. 15,044 782,288
HomeTrust Bancshares, Inc. 1,200 37,176
Hope Bancorp, Inc. 31,344 461,070
International Bancshares Corp. 40,827 1,730,656
Macatawa Bank Corp. 10,961 96,676
Common Stocks
Shares Value ($)
Banks
MidWestOne Financial Group,
Inc. 1,975 63,931
Northrim Bancorp, Inc. 1,764 76,663
OFG Bancorp 16,884 448,439
Origin Bancorp, Inc. 18,846 808,870
Orrstown Financial Services,
Inc. 3,929 99,011
Peoples Financial Services
Corp. 1,578 83,145
Republic First Bancorp, Inc.* 9,615 35,768
Sierra Bancorp 2,566 69,667
Silvergate Capital Corp., Class
A* 1,656 245,419
South Plains Financial, Inc. 6,560 182,434
Southern First Bancshares,
Inc.*(a) 2,624 163,974
Spirit of Texas Bancshares,
Inc. 796 22,909
Towne Bank 55,502 1,753,308
Trustmark Corp. 50,770 1,647,994
United Bankshares, Inc. 46,811 1,698,303
United Community Banks, Inc. 8,334 299,524
25,005,287
Beverages 0.4%
Coca-Cola Consolidated, Inc. 1,536 951,076
Primo Water Corp. 10,133 178,645
1,129,721
Biotechnology 7.5%
Affimed NV* 22,939 126,623
Albireo Pharma, Inc.* 2,879 67,052
Aldeyra Therapeutics, Inc.* 4,611 18,444
Alkermes plc* 45,302 1,053,725
Allakos, Inc.* 6,506 63,694
Allogene Therapeutics, Inc.*(a) 15,815 235,960
Allovir, Inc.* 6,528 84,472
ALX Oncology Holdings, Inc.* 2,301 49,449
Amicus Therapeutics, Inc.* 89,265 1,031,011
AnaptysBio, Inc.* 13,699 476,040
Applied Molecular Transport,
Inc.* 2,802 39,172
Arcus Biosciences, Inc.* 984 39,822
Arena Pharmaceuticals, Inc.* 7,037 654,019
Arrowhead Pharmaceuticals,
Inc.* 7,036 466,487
Avid Bioservices, Inc.*(a) 5,486 160,081
BioCryst Pharmaceuticals,
Inc.*(a) 21,439 296,930
Bridgebio Pharma, Inc.*(a) 6,602 110,121
Cardiff Oncology, Inc.*(a) 27,052 162,583
CareDx, Inc.* 6,358 289,162
ChemoCentryx, Inc.*(a) 5,389 196,214
Chimerix, Inc.* 49,899 320,851
Cortexyme, Inc.*(a) 2,261 28,534
Denali Therapeutics, Inc.* 18,127 808,464
Design Therapeutics, Inc.*(a) 8,722 186,738
Dynavax Technologies
Corp.*(a) 49,924 702,431
Eagle Pharmaceuticals, Inc.* 8,464 430,987
Editas Medicine, Inc.* 27,877 740,134

NVIT GS Small Cap Equity Insights Fund - December 31, 2021 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Biotechnology
Eiger BioPharmaceuticals,
Inc.*(a) 27,920 144,905
Emergent BioSolutions, Inc.* 5,005 217,567
Global Blood Therapeutics,
Inc.* 16,546 484,301
Halozyme Therapeutics,
Inc.*(a) 50,192 2,018,220
Heron Therapeutics, Inc.*(a) 30,418 277,716
Ideaya Biosciences, Inc.*(a) 6,093 144,039
ImmunoGen, Inc.* 26,000 192,920
Inhibrx, Inc.*(a) 9,008 393,379
Insmed, Inc.* 17,251 469,917
Instil Bio, Inc.*(a) 1,883 32,218
Intellia Therapeutics, Inc.* 4,563 539,529
Intercept Pharmaceuticals,
Inc.*(a) 4,741 77,231
Jounce Therapeutics, Inc.*(a) 35,979 300,425
Kronos Bio, Inc.*(a) 9,040 122,854
Krystal Biotech, Inc.*(a) 560 39,172
Kymera Therapeutics, Inc.* 2,410 153,011
MacroGenics, Inc.* 4,099 65,789
Madrigal Pharmaceuticals,
Inc.*(a) 1,442 122,195
Myriad Genetics, Inc.* 19,493 538,007
Nkarta, Inc.* 5,970 91,640
Olema Pharmaceuticals,
Inc.*(a) 4,889 45,761
OPKO Health, Inc.*(a) 13,381 64,363
Organogenesis Holdings, Inc.* 50,920 470,501
Precision BioSciences, Inc.* 69,753 516,172
Prometheus Biosciences,
Inc.*(a) 1,098 43,415
Protagonist Therapeutics, Inc.* 6,171 211,048
Prothena Corp. plc* 5,300 261,820
Puma Biotechnology, Inc.* 20,248 61,554
Rigel Pharmaceuticals, Inc.* 66,077 175,104
Rubius Therapeutics, Inc.*(a) 8,746 84,661
Sana Biotechnology, Inc.*(a) 3,840 59,443
Selecta Biosciences, Inc.* 102,035 332,634
Seres Therapeutics, Inc.*(a) 25,618 213,398
Solid Biosciences, Inc.*(a) 15,106 26,436
Sorrento Therapeutics, Inc.*(a) 4,513 20,985
Sutro Biopharma, Inc.* 16,663 247,945
Travere Therapeutics, Inc.* 14,499 450,049
Turning Point Therapeutics,
Inc.* 3,956 188,701
Twist Bioscience Corp.* 12,821 992,217
Vanda Pharmaceuticals, Inc.* 53,275 835,885
VBI Vaccines, Inc.* 90,898 212,701
Veracyte, Inc.*(a) 4,709 194,011
Vericel Corp.* 2,310 90,783
Verve Therapeutics, Inc.*(a) 4,481 165,214
Vir Biotechnology, Inc.* 9,022 377,751
XBiotech, Inc.(a) 4,158 46,279
Xencor, Inc.* 2,133 85,576
Zentalis Pharmaceuticals, Inc.* 4,837 406,598
22,145,240
Building Products 0.7%
Insteel Industries, Inc. 1,085 43,194
Common Stocks
Shares Value ($)
Building Products
JELD-WEN Holding, Inc.* 9,862 259,962
Quanex Building Products
Corp.(a) 28,281 700,803
UFP Industries, Inc. 10,259 943,931
1,947,890
Capital Markets 2.3%
Associated Capital Group,
Inc., Class A(a) 2,046 87,978
Brightsphere Investment
Group, Inc. 22,441 574,490
Focus Financial Partners, Inc.,
Class A* 8,544 510,248
Houlihan Lokey, Inc. 4,467 462,424
Moelis & Co., Class A 29,551 1,847,233
Oppenheimer Holdings, Inc.,
Class A 30,649 1,421,194
PJT Partners, Inc., Class A 2,849 211,082
Pzena Investment
Management, Inc., Class
A(a) 14,397 136,339
Virtus Investment Partners,
Inc. 5,629 1,672,376
6,923,364
Chemicals 1.8%
AdvanSix, Inc. 14,645 691,976
FutureFuel Corp. 4,235 32,356
Hawkins, Inc. 514 20,277
Innospec, Inc. 13,608 1,229,347
Intrepid Potash, Inc.* 2,210 94,433
Koppers Holdings, Inc.* 5,781 180,945
Livent Corp.* 6,551 159,713
Minerals Technologies, Inc.(a) 16,404 1,199,953
Orion Engineered Carbons
SA* 2,997 55,025
Tronox Holdings plc, Class A 66,065 1,587,542
5,251,567
Commercial Services & Supplies 1.0%
BrightView Holdings, Inc.* 7,956 112,021
Brink's Co. (The) 2,061 135,140
Cimpress plc* 3,099 221,919
Ennis, Inc. 33,958 663,200
Heritage-Crystal Clean, Inc.* 12,720 407,294
Matthews International Corp.,
Class A 24,682 905,089
Team, Inc.* 16,270 17,734
US Ecology, Inc.*(a) 14,317 457,285
2,919,682
Communications Equipment 1.2%
Cambium Networks Corp.* 8,290 212,473
Clearfield, Inc.* 7,133 602,168
Harmonic, Inc.* 52,274 614,742
Infinera Corp.*(a) 81,052 777,288
NetScout Systems, Inc.* 44,634 1,476,493
3,683,164
Construction & Engineering 0.7%
Argan, Inc. 9,149 353,975
Dycom Industries, Inc.* 4,913 460,643

46 - Statement of Investments - December 31, 2021 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Construction & Engineering
Primoris Services Corp. 27,814 666,980
Sterling Construction Co.,
Inc.*(a) 27,378 720,041
2,201,639
Construction Materials 0.4%
Summit Materials, Inc., Class
A*(a) 29,523 1,185,053
United States Lime & Minerals,
Inc. 563 72,638
1,257,691
Consumer Finance 0.5%
FirstCash Holdings, Inc. 9,830 735,382
LendingClub Corp.* 8,671 209,665
Oportun Financial Corp.* 1,892 38,313
Regional Management Corp. 9,644 554,144
1,537,504
Distributors 0.2%
Funko, Inc., Class A*(a) 31,841 598,611
Diversified Consumer Services 0.0%
†
Houghton Mifflin Harcourt Co.* 6,935 111,653
Diversified Financial Services 0.1%
A-Mark Precious Metals, Inc. 2,544 155,439
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,037 33,814
189,253
Diversified Telecommunication Services 1.1%
Cogent Communications
Holdings, Inc. 24,466 1,790,422
Globalstar, Inc.*(a) 64,555 74,883
Iridium Communications, Inc.* 33,489 1,382,761
3,248,066
Electrical Equipment 2.1%
Atkore, Inc.* 21,951 2,440,732
Bloom Energy Corp., Class A* 21,546 472,504
Encore Wire Corp. 12,433 1,779,162
EnerSys 7,932 627,104
GrafTech International Ltd. 26,976 319,126
Powell Industries, Inc. 8,654 255,207
Thermon Group Holdings, Inc.* 11,752 198,961
6,092,796
Electronic Equipment, Instruments & Components 1.9%
Belden, Inc. 10,183 669,329
CTS Corp. 50,203 1,843,454
Daktronics, Inc.* 11,263 56,878
Fabrinet* 3,865 457,887
PC Connection, Inc. 2,470 106,531
Vishay Intertechnology, Inc. 89,683 1,961,367
Vishay Precision Group, Inc.* 15,279 567,156
5,662,602
Energy Equipment & Services 0.5%
ChampionX Corp.* 11,451 231,425
DMC Global, Inc.*(a) 6,963 275,804
Helix Energy Solutions Group,
Inc.* 33,636 104,944
Nabors Industries Ltd.*(a) 965 78,252
Common Stocks
Shares Value ($)
Energy Equipment & Services
National Energy Services
Reunited Corp.*(a) 6,503 61,453
Oceaneering International,
Inc.* 12,944 146,397
Oil States International, Inc.* 22,842 113,525
ProPetro Holding Corp.* 24,393 197,583
US Silica Holdings, Inc.* 29,764 279,782
1,489,165
Entertainment 1.4%
AMC Entertainment Holdings,
Inc., Class A*(a) 49,884 1,356,845
Cinemark Holdings, Inc.*(a) 67,780 1,092,614
IMAX Corp.* 50,184 895,282
Marcus Corp. (The)*(a) 43,156 770,766
4,115,507
Equity Real Estate Investment Trusts (REITs) 5.5%
American Assets Trust, Inc. 17,117 642,401
Apple Hospitality REIT, Inc. 35,923 580,156
City Office REIT, Inc. 5,043 99,448
Community Healthcare Trust,
Inc. 2,581 122,004
Corporate Office Properties
Trust(a) 3,970 111,041
EastGroup Properties, Inc. 5,259 1,198,263
Independence Realty Trust,
Inc. 10,020 258,817
Industrial Logistics Properties
Trust 53,877 1,349,619
Macerich Co. (The)(a) 13,201 228,113
National Storage Affiliates
Trust 34,518 2,388,646
NexPoint Residential Trust,
Inc. 25,636 2,149,066
Outfront Media, Inc. 68,384 1,834,059
Paramount Group, Inc. 5,188 43,268
Piedmont Office Realty Trust,
Inc., Class A 62,364 1,146,250
Plymouth Industrial REIT, Inc.
(a) 1,387 44,384
PotlatchDeltic Corp. 884 53,234
Retail Opportunity Investments
Corp. 42,382 830,687
RPT Realty 42,186 564,449
SITE Centers Corp. 70,898 1,122,315
STAG Industrial, Inc. 4,035 193,519
Tanger Factory Outlet Centers,
Inc.(a) 2,839 54,736
Terreno Realty Corp. 2,871 244,868
UMH Properties, Inc. 17,619 481,527
Urstadt Biddle Properties, Inc.,
Class A(a) 18,735 399,055
Whitestone REIT 12,924 130,920
16,270,845
Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A 22,044 1,903,279
Food Products 0.5%
B&G Foods, Inc.(a) 1,218 37,429
Sanderson Farms, Inc. 7,162 1,368,515

NVIT GS Small Cap Equity Insights Fund - December 31, 2021 - Statement of Investments - 47
Common Stocks
Shares Value ($)
Food Products
Seneca Foods Corp., Class A* 553 26,516
1,432,460
Gas Utilities 0.1%
Northwest Natural Holding Co. 5,329 259,949
Health Care Equipment & Supplies 3.6%
AngioDynamics, Inc.* 24,502 675,765
Avanos Medical, Inc.* 3,223 111,741
Axonics, Inc.* 1,129 63,224
Cardiovascular Systems,
Inc.*(a) 7,354 138,108
Cerus Corp.* 14,858 101,183
CryoLife, Inc.* 11,237 228,673
CryoPort, Inc.* 3,244 191,948
Heska Corp.*(a) 6,473 1,181,258
Integer Holdings Corp.* 9,590 820,808
Invacare Corp.* 45,131 122,756
LeMaitre Vascular, Inc.(a) 18,744 941,511
LivaNova plc* 4,740 414,418
Meridian Bioscience, Inc.* 2,064 42,106
Merit Medical Systems, Inc.* 11,419 711,404
Mesa Laboratories, Inc.(a) 377 123,690
Natus Medical, Inc.* 43,380 1,029,407
Neogen Corp.* 33,169 1,506,204
Retractable Technologies,
Inc.*(a) 8,121 56,279
STAAR Surgical Co.* 408 37,250
Surmodics, Inc.* 13,880 668,322
Utah Medical Products, Inc. 2,905 290,500
Varex Imaging Corp.*(a) 35,450 1,118,448
10,575,003
Health Care Providers & Services 4.2%
Alignment Healthcare, Inc.* 10,641 149,612
AMN Healthcare Services,
Inc.* 6,993 855,454
Apollo Medical Holdings,
Inc.*(a) 4,517 331,909
Apria, Inc.* 2,072 67,547
Aveanna Healthcare Holdings,
Inc.*(a) 41,507 307,152
Brookdale Senior Living, Inc.* 128,328 662,172
Community Health Systems,
Inc.*(a) 64,580 859,560
Covetrus, Inc.* 64,020 1,278,479
Cross Country Healthcare,
Inc.* 3,380 93,829
Fulgent Genetics, Inc.*(a) 731 73,531
Hanger, Inc.* 37,437 678,733
InfuSystem Holdings, Inc.* 1,645 28,014
Joint Corp. (The)* 14,895 978,453
National HealthCare Corp.(a) 5,789 393,305
Patterson Cos., Inc. 56,619 1,661,768
Progyny, Inc.* 4,980 250,743
Select Medical Holdings Corp.
(a) 32,032 941,741
Sharps Compliance Corp.* 80,825 576,282
Surgery Partners, Inc.* 6,912 369,170
Tenet Healthcare Corp.* 25,241 2,061,937
12,619,391
Common Stocks
Shares Value ($)
Health Care Technology 0.6%
Castlight Health, Inc., Class B* 36,064 55,539
Computer Programs &
Systems, Inc.* 9,965 291,975
Convey Health Solutions
Holdings, Inc.* 5,468 45,712
Health Catalyst, Inc.*(a) 1,664 65,928
Inspire Medical Systems, Inc.* 3,389 779,673
NextGen Healthcare, Inc.* 29,322 521,638
1,760,465
Hotels, Restaurants & Leisure 3.1%
Bloomin' Brands, Inc.* 44,469 932,960
Dave & Buster's
Entertainment, Inc.* 5,471 210,086
Dine Brands Global, Inc. 2,194 166,327
Drive Shack, Inc.* 74,194 106,097
Monarch Casino & Resort,
Inc.* 8,177 604,689
PlayAGS, Inc.* 12,795 86,878
RCI Hospitality Holdings, Inc. 921 71,728
Red Rock Resorts, Inc., Class
A 33,493 1,842,450
Ruth's Hospitality Group,
Inc.*(a) 44,600 887,540
SeaWorld Entertainment, Inc.* 30,458 1,975,506
Shake Shack, Inc., Class A* 1,737 125,342
Texas Roadhouse, Inc. 23,902 2,133,971
9,143,574
Household Durables 3.0%
Beazer Homes USA, Inc.* 8,111 188,337
Century Communities, Inc. 895 73,202
Installed Building Products,
Inc. 4,980 695,806
iRobot Corp.*(a) 643 42,361
KB Home(a) 43,501 1,945,800
LGI Homes, Inc.*(a) 11,461 1,770,495
M/I Homes, Inc.* 17,867 1,110,970
Meritage Homes Corp.*(a) 10,086 1,231,097
TRI Pointe Group, Inc.* 70,066 1,954,141
9,012,209
Household Products 0.5%
Energizer Holdings, Inc. 28,183 1,130,138
Oil-Dri Corp. of America 930 30,439
WD-40 Co.(a) 1,642 401,699
1,562,276
Independent Power and Renewable Electricity Producers
0.0%
†
Sunnova Energy International,
Inc.* 2,258 63,043
Insurance 4.6%
American Equity Investment
Life Holding Co. 58,968 2,295,035
AMERISAFE, Inc. 13,023 701,028
Argo Group International
Holdings Ltd. 31,914 1,854,523
BRP Group, Inc., Class A* 40,844 1,474,877
Crawford & Co., Class A 7,618 57,059

48 - Statement of Investments - December 31, 2021 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Insurance
Genworth Financial, Inc.,
Class A* 275,019 1,113,827
Goosehead Insurance, Inc.,
Class A 12,860 1,672,829
Investors Title Co. 530 104,489
Kinsale Capital Group, Inc. 8,263 1,965,685
National Western Life Group,
Inc., Class A 395 84,704
Stewart Information Services
Corp. 27,732 2,211,072
Tiptree, Inc. 6,969 96,381
13,631,509
Interactive Media & Services 0.6%
Cargurus, Inc.* 11,870 399,307
Cars.com, Inc.* 14,543 233,997
Eventbrite, Inc., Class A*(a) 14,566 254,031
fuboTV, Inc.*(a) 4,818 74,775
Liberty TripAdvisor Holdings,
Inc., Class A* 35,268 76,532
QuinStreet, Inc.*(a) 34,923 635,249
TrueCar, Inc.* 63,468 215,791
1,889,682
Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Inc.,
Class A*(a) 7,353 171,840
Lands' End, Inc.* 9,557 187,604
Liquidity Services, Inc.* 13,819 305,124
Overstock.com, Inc.* 2,721 160,566
Porch Group, Inc.* 9,626 150,069
Revolve Group, Inc.* 8,374 469,279
Shutterstock, Inc. 2,763 306,361
1,750,843
IT Services 1.6%
BigCommerce Holdings, Inc.,
Series 1* 1,230 43,505
Brightcove, Inc.*(a) 23,580 240,988
Conduent, Inc.* 65,579 350,192
DigitalOcean Holdings, Inc.* 7,949 638,543
ExlService Holdings, Inc.* 5,811 841,259
Hackett Group, Inc. (The) 8,525 175,018
I3 Verticals, Inc., Class A* 5,847 133,253
Perficient, Inc.* 14,565 1,883,109
Rackspace Technology, Inc.* 28,537 384,393
4,690,260
Leisure Products 0.5%
Acushnet Holdings Corp. 14,546 772,102
Latham Group, Inc.*(a) 21,545 539,271
Vista Outdoor, Inc.* 2,914 134,248
1,445,621
Life Sciences Tools & Services 1.5%
Berkeley Lights, Inc.*(a) 1,473 26,779
Codexis, Inc.* 13,726 429,212
MaxCyte, Inc.* 6,625 67,509
Medpace Holdings, Inc.* 10,545 2,295,014
NanoString Technologies, Inc.* 35,538 1,500,770
Personalis, Inc.* 6,149 87,746
4,407,030
Common Stocks
Shares Value ($)
Machinery 2.1%
Albany International Corp.,
Class A 950 84,027
CIRCOR International, Inc.*(a) 2,269 61,671
Douglas Dynamics, Inc. 8,955 349,782
ESCO Technologies, Inc. 491 44,185
Evoqua Water Technologies
Corp.* 6,933 324,118
Franklin Electric Co., Inc. 4,392 415,308
Hydrofarm Holdings Group,
Inc.* 2,295 64,926
Kennametal, Inc. 47,435 1,703,391
Lindsay Corp. 163 24,776
Mueller Industries, Inc. 20,197 1,198,894
Nikola Corp.*(a) 7,713 76,127
SPX Corp.* 809 48,281
Terex Corp. 37,849 1,663,464
Titan International, Inc.* 26,755 293,235
6,352,185
Marine 0.5%
Eagle Bulk Shipping, Inc.(a) 8,070 367,185
Genco Shipping & Trading Ltd. 22,537 360,592
Safe Bulkers, Inc.* 179,642 677,250
1,405,027
Media 0.8%
Daily Journal Corp.* 684 244,003
EW Scripps Co. (The), Class
A* 16,293 315,270
iHeartMedia, Inc., Class A* 10,462 220,120
John Wiley & Sons, Inc., Class
A 4,944 283,143
Magnite, Inc.*(a) 24,622 430,885
TechTarget, Inc.* 8,637 826,215
Thryv Holdings, Inc.* 4,422 181,877
2,501,513
Metals & Mining 1.1%
Century Aluminum Co.* 22,572 373,792
Constellium SE* 19,818 354,940
Haynes International, Inc. 4,493 181,203
Hecla Mining Co. 22,234 116,062
MP Materials Corp.*(a) 3,699 168,009
Novagold Resources, Inc.* 87,650 601,279
SunCoke Energy, Inc. 75,775 499,357
Warrior Met Coal, Inc. 36,517 938,852
3,233,494
Mortgage Real Estate Investment Trusts (REITs) 1.2%
Dynex Capital, Inc.(a) 69,730 1,165,188
Great Ajax Corp. 9,804 129,021
Ladder Capital Corp. 91,435 1,096,306
MFA Financial, Inc. 220,616 1,006,009
New York Mortgage Trust, Inc. 4,245 15,791
TPG RE Finance Trust, Inc.(a) 21,109 260,063
3,672,378
Multiline Retail 0.3%
Dillard's, Inc., Class A(a) 1,031 252,616
Macy's, Inc. 28,929 757,361
1,009,977

NVIT GS Small Cap Equity Insights Fund - December 31, 2021 - Statement of Investments - 49
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 3.6%
Antero Resources Corp.* 49,808 871,640
Centennial Resource
Development, Inc., Class A* 46,037 275,301
Delek US Holdings, Inc.*(a) 1,704 25,543
Earthstone Energy, Inc., Class
A* 7,838 85,748
Kosmos Energy Ltd.* 27,289 94,420
Laredo Petroleum, Inc.* 1,187 71,374
Magnolia Oil & Gas Corp.,
Class A(a) 25,311 477,619
Matador Resources Co. 50,425 1,861,691
Murphy Oil Corp.(a) 22,299 582,227
Ovintiv, Inc. 64,442 2,171,695
PDC Energy, Inc. 10,404 507,507
Range Resources Corp.*(a) 102,706 1,831,248
REX American Resources
Corp.* 1,284 123,264
SM Energy Co. 29,008 855,156
Talos Energy, Inc.*(a) 3,383 33,153
Uranium Energy Corp.*(a) 41,789 139,993
W&T Offshore, Inc.*(a) 170,286 550,024
10,557,603
Pharmaceuticals 2.2%
Amneal Pharmaceuticals,
Inc.*(a) 83,882 401,795
Amphastar Pharmaceuticals,
Inc.*(a) 60,562 1,410,489
ANI Pharmaceuticals, Inc.*(a) 2,567 118,287
Antares Pharma, Inc.* 34,766 124,115
Arvinas, Inc.* 5,716 469,512
Atea Pharmaceuticals, Inc.* 3,737 33,409
Cassava Sciences, Inc.*(a) 2,757 120,481
Collegium Pharmaceutical,
Inc.*(a) 4,597 85,872
Endo International plc* 74,291 279,334
Innoviva, Inc.* 6,098 105,190
Intra-Cellular Therapies, Inc.* 3,953 206,900
Phibro Animal Health Corp.,
Class A 56,524 1,154,220
Prestige Consumer
Healthcare, Inc.* 29,829 1,809,129
SIGA Technologies, Inc.*(a) 18,612 139,962
6,458,695
Professional Services 2.3%
ASGN, Inc.* 4,399 542,837
Barrett Business Services, Inc. 7,364 508,558
CBIZ, Inc.* 16,135 631,201
CRA International, Inc. 1,309 122,208
Exponent, Inc. 6,905 806,021
Forrester Research, Inc.* 15,937 935,980
Franklin Covey Co.* 3,058 141,769
Heidrick & Struggles
International, Inc. 23,380 1,022,407
Huron Consulting Group, Inc.* 849 42,365
Korn Ferry 26,680 2,020,476
TriNet Group, Inc.* 2,006 191,092
6,964,914
Common Stocks
Shares Value ($)
Real Estate Management & Development 0.1%
Forestar Group, Inc.* 3,326 72,341
St Joe Co. (The) 2,321 120,808
193,149
Road & Rail 2.0%
ArcBest Corp. 480 57,528
Avis Budget Group, Inc.* 4,327 897,290
Heartland Express, Inc. 31,702 533,228
Marten Transport Ltd. 95,989 1,647,171
Saia, Inc.* 3,557 1,198,816
Werner Enterprises, Inc. 36,728 1,750,456
6,084,489
Semiconductors & Semiconductor Equipment 2.9%
Ambarella, Inc.* 5,381 1,091,751
Axcelis Technologies, Inc.* 14,207 1,059,274
Cohu, Inc.* 41,653 1,586,563
Diodes, Inc.* 5,885 646,232
FormFactor, Inc.* 19,690 900,227
Ichor Holdings Ltd.* 2,308 106,237
Kulicke & Soffa Industries, Inc. 15,027 909,735
Lattice Semiconductor Corp.* 2,620 201,897
MaxLinear, Inc.* 9,953 750,357
Power Integrations, Inc. 2,204 204,729
SiTime Corp.* 1,263 369,478
Ultra Clean Holdings, Inc.*(a) 5,204 298,501
Veeco Instruments, Inc.*(a) 12,977 369,455
8,494,436
Software 6.0%
A10 Networks, Inc. 45,358 752,036
ACI Worldwide, Inc.* 8,787 304,909
Alarm.com Holdings, Inc.* 623 52,837
American Software, Inc., Class
A 2,967 77,646
Appian Corp.*(a) 5,000 326,050
Avaya Holdings Corp.* 3,924 77,695
Box, Inc., Class A*(a) 50,644 1,326,366
Cerence, Inc.*(a) 3,205 245,631
ChannelAdvisor Corp.* 42,786 1,055,959
CommVault Systems, Inc.* 12,320 849,094
Domo, Inc., Class B* 13,947 691,771
E2open Parent Holdings,
Inc.*(a) 94,270 1,061,480
eGain Corp.* 19,648 196,087
Intapp, Inc.*(a) 3,186 80,160
JFrog Ltd.* 10,241 304,158
Marathon Digital Holdings,
Inc.*(a) 6,087 200,019
MicroStrategy, Inc., Class
A*(a) 565 307,637
Mimecast Ltd.* 19,450 1,547,637
Momentive Global, Inc.* 6,745 142,657
Ping Identity Holding Corp.* 19,662 449,867
Qualys, Inc.* 4,164 571,384
Rapid7, Inc.* 1,231 144,876
Riot Blockchain, Inc.*(a) 2,207 49,282
Sapiens International Corp.
NV 20,578 708,912
SPS Commerce, Inc.* 11,308 1,609,694
Tenable Holdings, Inc.* 7,121 392,153

50 - Statement of Investments - December 31, 2021 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Software
Upland Software, Inc.* 23,765 426,344
Varonis Systems, Inc.*(a) 18,575 906,089
Workiva, Inc.* 15,356 2,003,804
Zuora, Inc., Class A* 45,291 846,036
17,708,270
Specialty Retail 3.1%
Academy Sports & Outdoors,
Inc.* 27,941 1,226,610
American Eagle Outfitters, Inc.
(a) 46,197 1,169,708
Asbury Automotive Group,
Inc.*(a) 3,992 689,538
Bed Bath & Beyond, Inc.* 1,238 18,050
Big 5 Sporting Goods Corp.(a) 2,308 43,875
Boot Barn Holdings, Inc.* 6,269 771,401
Buckle, Inc. (The) 39,630 1,676,745
Cato Corp. (The), Class A 43,981 754,714
Chico's FAS, Inc.* 23,244 125,053
Designer Brands, Inc., Class
A*(a) 17,524 249,016
Murphy USA, Inc. 9,481 1,888,994
Tilly's, Inc., Class A 42,009 676,765
9,290,469
Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a) 14,122 304,188
Avid Technology, Inc.* 7,197 234,406
Quantum Corp.*(a) 3,376 18,636
Super Micro Computer, Inc.* 24,136 1,060,777
1,618,007
Textiles, Apparel & Luxury Goods 1.2%
Crocs, Inc.* 12,623 1,618,521
Movado Group, Inc. 5,996 250,813
Oxford Industries, Inc. 1,806 183,345
Steven Madden Ltd. 30,668 1,425,142
3,477,821
Thrifts & Mortgage Finance 0.6%
Bridgewater Bancshares, Inc.* 2,997 53,017
Home Bancorp, Inc. 7,132 296,049
Merchants Bancorp 18,367 869,310
PennyMac Financial Services,
Inc. 1,477 103,065
TrustCo Bank Corp. 5,748 191,466
Walker & Dunlop, Inc. 1,262 190,411
WSFS Financial Corp. 1,759 88,161
1,791,479
Trading Companies & Distributors 2.6%
Boise Cascade Co. 15,905 1,132,436
GMS, Inc.* 2,737 164,521
H&E Equipment Services, Inc. 24,565 1,087,493
Herc Holdings, Inc. 5,404 845,996
McGrath RentCorp 16,461 1,321,160
MRC Global, Inc.* 119,135 819,649
NOW, Inc.* 24,580 209,913
Rush Enterprises, Inc., Class A 7,657 426,035
Titan Machinery, Inc.* 32,394 1,091,354
Triton International Ltd. 9,243 556,706
7,655,263
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0.3%
Gogo, Inc.* 4,961 67,122
Shenandoah
Telecommunications Co. 33,702 859,401
926,523
Total Common Stocks
(cost $262,599,620) 290,167,610
Repurchase Agreements 3.2%
Principal
Amount ($)
BofA Securities, Inc.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,000,005,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 6.25%, maturing
1/13/2022 - 10/5/2045;
total market value
$1,020,010.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,470,474,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $1,499,877.(b)(c) 1,470,468 1,470,468
MetLife, Inc.,
0.06%, dated 12/31/2021,
due 1/3/2022, repurchase
price $2,000,010,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,820.(b)(c) 2,000,000 2,000,000

NVIT GS Small Cap Equity Insights Fund - December 31, 2021 - Statement of Investments - 51
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $5,000,049,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$5,100,044.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $9,470,468) 9,470,468
Total Investments
(cost $272,070,088) — 100.9% 299,638,078
Liabilities in excess of other assets — (0.9)% (2,562,167)
NET ASSETS — 100.0%
$ 297,075,911
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $28,352,790, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,470,468 and by
$20,249,535 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $29,720,003.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$9,470,468.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 42 3/2022 USD 4,709,880 71,226
71,226
As of December 31, 2021, the Fund had $277,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 4.7%
Howmet Aerospace, Inc. 225,803 7,187,310
Huntington Ingalls Industries,
Inc. 39,714 7,416,192
Lockheed Martin Corp. 67,046 23,828,819
Northrop Grumman Corp. 37,300 14,437,711
Textron, Inc. 170,500 13,162,600
66,032,632
Auto Components 0.3%
Autoliv, Inc. 11,742 1,214,240
Lear Corp. 14,576 2,666,679
3,880,919
Automobiles 2.7%
Ford Motor Co. 1,584,341 32,906,763
General Motors Co.* 31,688 1,857,867
Tesla, Inc.* 2,155 2,277,361
37,041,991
Banks 2.2%
Comerica, Inc. 97,318 8,466,666
Signature Bank 4,058 1,312,641
SVB Financial Group* 15,330 10,397,419
Umpqua Holdings Corp. 405,192 7,795,894
Western Alliance Bancorp 19,907 2,142,989
30,115,609
Beverages 0.3%
Molson Coors Beverage Co.,
Class B 102,508 4,751,246
Biotechnology 3.5%
Alnylam Pharmaceuticals, Inc.* 8,555 1,450,757
Exelixis, Inc.* 139,688 2,553,497
Gilead Sciences, Inc. 306,414 22,248,720
Incyte Corp.* 112,950 8,290,530
Ionis Pharmaceuticals, Inc.* 120,546 3,668,215
United Therapeutics Corp.* 36,711 7,932,513
Vertex Pharmaceuticals, Inc.* 13,805 3,031,578
49,175,810
Capital Markets 0.7%
Evercore, Inc., Class A 13,844 1,880,707
Raymond James Financial,
Inc. 80,195 8,051,578
9,932,285
Chemicals 4.6%
Chemours Co. (The) 43,218 1,450,396
Corteva, Inc. 271,551 12,838,931
Dow, Inc. 305,078 17,304,024
DuPont de Nemours, Inc. 119,655 9,665,731
Element Solutions, Inc. 59,449 1,443,422
Huntsman Corp. 198,760 6,932,749
LyondellBasell Industries NV,
Class A 72,905 6,724,028
Olin Corp. 57,542 3,309,816
Westlake Chemical Corp. 40,773 3,960,281
63,629,378
Communications Equipment 2.4%
Ciena Corp.* 146,642 11,287,035
CommScope Holding Co.,
Inc.* 431,562 4,764,445
Common Stocks
Shares Value ($)
Communications Equipment
Juniper Networks, Inc. 469,778 16,775,772
32,827,252
Consumer Finance 1.0%
SLM Corp. 154,620 3,041,375
Synchrony Financial 223,443 10,365,521
13,406,896
Diversified Consumer Services 0.3%
frontdoor, Inc.* 32,083 1,175,842
Service Corp. International 51,606 3,663,510
4,839,352
Diversified Financial Services 0.3%
Equitable Holdings, Inc. 118,331 3,880,073
Diversified Telecommunication Services 1.7%
AT&T, Inc. 446,854 10,992,608
Frontier Communications
Parent, Inc.* 147,346 4,345,234
Lumen Technologies, Inc. 630,743 7,915,825
23,253,667
Electric Utilities 1.1%
Edison International 103,606 7,071,109
Hawaiian Electric Industries,
Inc. 36,723 1,524,005
Pinnacle West Capital Corp. 103,785 7,326,183
15,921,297
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.* 44,868 6,024,426
Avnet, Inc. 140,631 5,798,216
Jabil, Inc. 91,043 6,404,875
18,227,517
Entertainment 2.2%
Electronic Arts, Inc. 132,786 17,514,473
Playtika Holding Corp.* 65,721 1,136,316
Take-Two Interactive Software,
Inc.* 56,784 10,091,653
Zynga, Inc., Class A* 342,685 2,193,184
30,935,626
Equity Real Estate Investment Trusts (REITs) 3.6%
American Campus
Communities, Inc. 60,537 3,468,165
Camden Property Trust 73,768 13,180,866
Essex Property Trust, Inc. 38,500 13,560,855
SBA Communications Corp. 49,946 19,429,993
49,639,879
Food & Staples Retailing 3.8%
Albertsons Cos., Inc., Class A 240,137 7,249,736
Costco Wholesale Corp. 48,337 27,440,915
Kroger Co. (The) 391,745 17,730,379
52,421,030
Food Products 4.0%
Archer-Daniels-Midland Co. 278,506 18,824,221
Ingredion, Inc. 75,219 7,269,164
Pilgrim's Pride Corp.* 121,334 3,421,619
Post Holdings, Inc.* 93,637 10,555,699
Tyson Foods, Inc., Class A 178,351 15,545,073
55,615,776

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Statement of Investments - 53
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1.6%
Intuitive Surgical, Inc.* 59,325 21,315,472
Shockwave Medical, Inc.* 6,229 1,110,818
22,426,290
Health Care Providers & Services 7.6%
AmerisourceBergen Corp. 108,380 14,402,618
Anthem, Inc. 65,494 30,359,089
Cardinal Health, Inc. 203,842 10,495,824
Cigna Corp. 6,336 1,454,936
Humana, Inc. 48,764 22,619,669
McKesson Corp. 91,480 22,739,184
Molina Healthcare, Inc.* 6,775 2,154,992
Tenet Healthcare Corp.* 15,566 1,271,586
105,497,898
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., Class A* 8,806 1,466,111
Booking Holdings, Inc.* 7,841 18,812,363
Six Flags Entertainment Corp.* 43,442 1,849,760
Travel + Leisure Co. 22,918 1,266,678
23,394,912
Household Durables 0.3%
NVR, Inc.* 171 1,010,417
Toll Brothers, Inc. 35,621 2,578,604
3,589,021
Independent Power and Renewable Electricity Producers
0.5%
Vistra Corp. 290,002 6,603,346
Insurance 6.0%
Alleghany Corp.* 9,951 6,643,188
Allstate Corp. (The) 157,286 18,504,698
Assurant, Inc. 20,158 3,141,826
Brighthouse Financial, Inc.* 3,131 162,186
Everest Re Group Ltd. 20,088 5,502,505
Hanover Insurance Group, Inc.
(The) 20,221 2,650,164
Kemper Corp. 32,585 1,915,672
Lincoln National Corp. 72,623 4,957,246
MetLife, Inc. 167,248 10,451,327
Prudential Financial, Inc. 162,497 17,588,675
Reinsurance Group of
America, Inc. 70,322 7,699,556
Travelers Cos., Inc. (The) 6,032 943,586
Unum Group 150,894 3,707,466
83,868,095
Interactive Media & Services 5.6%
Alphabet, Inc., Class C* 27,011 78,158,759
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.* 18,572 61,925,362
IT Services 3.3%
Alliance Data Systems Corp. 20,389 1,357,296
Cognizant Technology
Solutions Corp., Class A 73,766 6,544,520
Concentrix Corp. 8,075 1,442,356
DXC Technology Co.* 97,728 3,145,864
EPAM Systems, Inc.* 10,022 6,699,206
GoDaddy, Inc., Class A* 108,478 9,205,443
SolarWinds Corp. 91,981 1,305,210
Common Stocks
Shares Value ($)
IT Services
VeriSign, Inc.* 64,711 16,424,946
46,124,841
Machinery 0.9%
AGCO Corp. 45,288 5,254,314
Cummins, Inc. 31,326 6,833,453
12,087,767
Multiline Retail 0.2%
Kohl's Corp. 36,635 1,809,403
Nordstrom, Inc.* 54,478 1,232,292
3,041,695
Oil, Gas & Consumable Fuels 3.6%
APA Corp. 453,226 12,187,247
HollyFrontier Corp. 45,332 1,485,983
Marathon Oil Corp. 308,109 5,059,150
Marathon Petroleum Corp. 206,516 13,214,959
Phillips 66 52,727 3,820,598
Targa Resources Corp. 69,419 3,626,449
Valero Energy Corp. 143,499 10,778,210
50,172,596
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. 62,709 4,913,250
Pharmaceuticals 0.0%
†
Viatris, Inc. 11,354 153,620
Professional Services 0.2%
Jacobs Engineering Group,
Inc. 21,742 3,027,139
Real Estate Management & Development 0.3%
Howard Hughes Corp. (The)* 42,706 4,346,617
Road & Rail 1.1%
AMERCO 5,478 3,978,288
Landstar System, Inc. 25,935 4,642,884
Ryder System, Inc. 66,776 5,504,346
Schneider National, Inc., Class
B 27,985 753,076
14,878,594
Semiconductors & Semiconductor Equipment 3.4%
Cirrus Logic, Inc.* 34,139 3,141,471
Intel Corp. 319,032 16,430,148
Micron Technology, Inc. 299,711 27,918,079
47,489,698
Software 4.8%
Dropbox, Inc., Class A* 126,776 3,111,083
Fortinet, Inc.* 45,408 16,319,635
Microsoft Corp. 129,919 43,694,358
NCR Corp.* 30,500 1,226,100
Nutanix, Inc., Class A* 34,334 1,093,882
Zscaler, Inc.* 4,279 1,374,971
66,820,029
Specialty Retail 2.9%
AutoNation, Inc.* 24,235 2,831,860
AutoZone, Inc.* 11,757 24,647,257
Best Buy Co., Inc. 112,645 11,444,732
Leslie's, Inc.* 42,435 1,004,012

54 - Statement of Investments - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Specialty Retail
Penske Automotive Group,
Inc. 9,312 998,433
40,926,294
Technology Hardware, Storage & Peripherals 10.2%
Apple, Inc. 380,007 67,477,843
Dell Technologies, Inc., Class
C* 94,993 5,335,757
Hewlett Packard Enterprise
Co. 993,939 15,674,418
HP, Inc. 412,517 15,539,515
NetApp, Inc. 97,559 8,974,452
Pure Storage, Inc., Class A* 43,735 1,423,574
Seagate Technology Holdings
plc 81,093 9,161,887
Western Digital Corp.* 225,202 14,685,423
Xerox Holdings Corp. 172,798 3,912,147
142,185,016
Total Investments
(cost $1,081,031,767) — 99.8% 1,387,159,074
Other assets in excess of liabilities — 0.2% 2,556,548
NET ASSETS — 100.0%
$ 1,389,715,622
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of December 31, 2021 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Adagio
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 4.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 70,801 21,948 21,948
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 34,626 11,426 11,426
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 173,225 163,948 163,948
AMC Entertainment
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 326,715 245,036 245,036
AMERCO OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 164 825 825
American Campus
Communities, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 35,987 12,955 12,955
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 79,301 22,205 22,205
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 13,252 6,228 6,228
Assurant, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 26,469 39,683 39,683

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Statement of Investments - 55
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Autoliv, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 26,773 47,924 47,924
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 107,141 32,542 32,542
Berkshire Hathaway,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 7,116 3,273 3,273
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,775 40,376 40,376
Bristol-Myers Squibb
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 348,597 20,916 20,916
Broadcom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 10,813 33,521 33,521
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,989 3,680 3,680
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 378,886 253,854 253,854
Catalent, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 53,414 2,671 2,671
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 1.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 80,544 805 805
CommScope
Holding Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 239,240 19,139 19,139
Cooper Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,326 5,787 5,787
Corteva, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 148,578 10,401 10,401
Digital Turbine, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 34,519 7,594 7,594
DuPont de
Nemours, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 19,002 9,311 9,311
Edison International OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 53,567 33,892 33,892
Element Solutions,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 61,011 6,101 6,101
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 14,211 4,548 4,548
Foot Locker, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 43,395 868 868

56 - Statement of Investments - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Frontdoor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 29,274 1,464 1,464
GameStop Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 30,829 170,793 170,793
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 113,474 158,864 158,864
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 54,915 56,562 56,562
Grand Canyon
Education, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 21,871 10,498 10,498
Hawaiian Electric
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 3,739 1,383 1,383
Hexcel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 53,684 12,347 12,347
Howard Hughes
Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 18,715 20,025 20,025
Howmet Aerospace,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 71,799 14,360 14,360
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,425 13,237 13,237
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 28,745 48,292 48,292
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 73,102 62,868 62,868
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 209,135 3,659 3,659
Jacobs Engineering
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 57,911 56,753 56,753
Kemper Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,858 1,505 1,505
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 25,926 44,593 44,593
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 39,808 10,350 10,350
LyondellBasell
Industries NV
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 45,365 23,612 23,612
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 62,945 9,442 9,442

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Statement of Investments - 57
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 81,134 85,191 85,191
MetLife, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 119,392 34,624 34,624
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,596 41,714 41,714
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 28,093 9,833 9,833
Molson Coors
Beverage Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 53,548 39,625 39,625
NCR Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 34,731 14,587 14,587
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 149,882 7,115 7,115
Northrop Grumman
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 19,398 70,803 70,803
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 337,731 283,694 283,694
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 146,343 27,805 27,805
Penske Automotive
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,663 4,314 4,314
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 123,444 65,425 65,425
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 22,309 446 446
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 3,032 4,760 4,760
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 85,617 29,966 29,966
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,436 20,271 20,271
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 16,275 7,324 7,324
Premier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 183,668 1,836 1,836
Prudential Financial,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,046 4,354 4,354

58 - Statement of Investments - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 23,688 40,743 40,743
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 19,319 8,887 8,887
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 25,139 156,365 156,365
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 490,677 148,359 148,359
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,432 42,383 42,383
Sage Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 19,881 795 795
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,278 4,278 4,278
Snowflake, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 19,226 104,974 104,974
Splunk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 20,547 4,520 4,520
Switch, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 121,409 6,981 6,981
Targa Resources
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 25,587 7,676 7,676
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,092 9,891 9,891
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 11,669 14,003 14,003
Umpqua Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 22,825 4,108 4,108
United Therapeutics
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 38,490 40,799 40,799
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 71,815 75,406 75,406
Warner Music Group
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 166,235 2,472 2,472
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,242 9,174 9,174
Westlake Chemical
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,875 1,220 1,220

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Statement of Investments - 59
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Westrock Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 128,977 10,318 10,318
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 35,275 41,150 41,150
3,270,253 3,270,253
– –
10X Genomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 14,347 (60,688) (60,688)
AbbVie, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 59,953 (2,398) (2,398)
Advanced Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 43,663 (34,113) (34,113)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 43,925 (100,149) (100,149)
Alleghany Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,046 (12,624) (12,624)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,847 (91,759) (91,759)
AmerisourceBergen
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,400 (6,480) (6,480)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 40,206 (37,793) (37,793)
Apartment Income
REIT Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 10,442 (1,775) (1,775)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 133,891 (17,406) (17,406)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 100,045 (82,037) (82,037)
Arrow Electronics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 73,361 (132,783) (132,783)
AT&T, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 691,015 (27,641) (27,641)
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 49,476 (15,833) (15,833)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 42,194 (16,034) (16,034)
Bill.com Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 13,089 (6,675) (6,675)

60 - Statement of Investments - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 7,477 (36,114) (36,114)
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 12,770 (189,379) (189,379)
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 9,015 (10,187) (10,187)
Broadridge Financial
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 23,011 (3,174) (3,174)
Bruker Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 81,905 (18,838) (18,838)
Builders FirstSource,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 101,614 (67,065) (67,065)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 77,166 (88,741) (88,741)
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,672 (82,368) (82,368)
CDK Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 38,127 (5,338) (5,338)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 54,927 (22,520) (22,520)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 123,822 (122,584) (122,584)
Concentrix Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 11,501 (72,341) (72,341)
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 25,166 (14,596) (14,596)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 21,987 (58,045) (58,045)
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 13,754 (12,104) (12,104)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 298,724 (68,707) (68,707)
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 31,416 (7,540) (7,540)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 36,514 (25,560) (25,560)
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 11,231 (2,359) (2,359)

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Statement of Investments - 61
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 16,557 (12,087) (12,087)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 43,847 (233,704) (233,704)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 38,164 (27,096) (27,096)
Fastly, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 15,535 (5,593) (5,593)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 9,074 (66,603) (66,603)
Fox Factory Holding
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 29,526 (145,858) (145,858)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 58,794 (108,769) (108,769)
Frontier
Communications
Parent, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 137,183 (58,989) (58,989)
Gilead Sciences,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 32,353 (10,353) (10,353)
GoHealth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 760,521 (235,761) (235,761)
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 21,777 (24,860) (24,860)
Hewlett Packard
Enterprise Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 86,517 (15,573) (15,573)
HollyFrontier Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 79,770 (23,931) (23,931)
HP, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 44,973 (13,942) (13,942)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,038 (9,089) (9,089)
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,178 (115) (115)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 60,576 (23,625) (23,625)
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 47,432 (116,208) (116,208)
Intuitive Surgical,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 9,309 (55,575) (55,575)

62 - Statement of Investments - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 29,576 (5,915) (5,915)
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 39,573 (42,739) (42,739)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 121,122 (17,563) (17,563)
L3Harris
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 32,898 (43,435) (43,435)
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 10,831 (12,889) (12,889)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 188,233 (84,705) (84,705)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 158,293 (136,558) (136,558)
Lemonade, Inc. Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 14,803 (36,563) (36,563)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 55,449 (277,800) (277,800)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 23,112 (157,162) (157,162)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 56,078 (66,733) (66,733)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 32,844 (17,407) (17,407)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,018 (101,828) (101,828)
Occidental
Petroleum Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 234,706 (61,024) (61,024)
Olin Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 42,707 (23,489) (23,489)
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 142,329 (8,540) (8,540)
OneMain Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 28,068 (6,456) (6,456)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 44,757 (22,378) (22,378)
Pacific Biosciences
of California, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 35,212 (30,634) (30,634)

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Statement of Investments - 63
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Peloton Interactive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 66,132 (79,358) (79,358)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 44,336 (11,971) (11,971)
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 122,263 (108,814) (108,814)
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,535 (4,726) (4,726)
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 220,694 (26,483) (26,483)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 51,552 (90,216) (90,216)
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 174,976 (42,932) (42,932)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 27,845 (13,087) (13,087)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 35,782 (248,327) (248,327)
Rocket Lab USA,
Inc.
Increases in total
return of reference
entity
OBFR - 1.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 317,728 (301,842) (301,842)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,794 (23,100) (23,100)
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 505,565 (25,278) (25,278)
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 30,475 (27,732) (27,732)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 66,852 (8,022) (8,022)
Science Applications
International Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 25,379 (20,303) (20,303)
Service Corp.
International
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 47,091 (1,413) (1,413)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 97,041 (181,467) (181,467)
Signify Health, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 96,175 (36,546) (36,546)
Skillz, Inc. Increases in total
return of reference
entity
OBFR - 3.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 378,850 (75,796) (75,796)

64 - Statement of Investments - December 31, 2021 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 37,461 (50,198) (50,198)
SolarWinds Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 39,824 (5,974) (5,974)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 132,351 (203,821) (203,821)
SVB Financial
Group
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,532 (12,533) (12,533)
Take-Two Interactive
Software, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,804 (38,194) (38,194)
Teladoc Health, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 77,570 (131,869) (131,869)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 40,322 (54,838) (54,838)
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 83,450 (22,531) (22,531)
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 119,273 (22,662) (22,662)
Twilio, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 14,729 (82,630) (82,630)
Unum Group OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 199,038 (23,885) (23,885)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 5.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 932,035 (9,321) (9,321)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,184 (13,048) (13,048)
Viatris, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 610,610 (17,910) (17,910)
Virgin Galactic
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 49,339 (16,775) (16,775)
Vroom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 163,067 (96,210) (96,210)
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 15,683 (2,039) (2,039)
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 44,526 (891) (891)
West
Pharmaceutical
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 15,489 (15,799) (15,799)

NVIT U.S. 130/30 Equity Fund - December 31, 2021 - Statement of Investments - 65
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 54,206 (149,066) (149,066)
Xerox Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 155,417 (71,490) (71,490)
(6,264,394) (6,264,394)
– –
(2,994,141) (2,994,141)
Financing Costs of Swap Contracts (253,573) (253,573)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (3,247,714) (3,247,714)
As of December 31, 2021, the Fund had $12,486,897 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

66 - Statements of Assets and Liabilities - December 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity Insights
Fund
NVIT GS International
Equity Insights Fund
Assets:
Investment securities, at value
*
$ 522,825,029 $ 1,174,618,540
Repurchase agreements, at value 3,056,441 17,499,016
Cash 11,272,170 4,766,515
Cash pledged for swap contracts — —
Deposits with broker for futures contracts 345,195 —
Foreign currencies, at value 372,641 8,205,504
Interest and dividends receivable 1,835,531 1,147,707
Security lending income receivable 2,600 10,436
Receivable for investments sold — 4,325
Receivable for capital shares issued — 4,760
Reclaims receivable 50,462 3,127,452
Swap contracts, at value (Note 2) — —
Prepaid expenses 1,248 1,747
Total Assets 539,761,317 1,209,386,002
Liabilities:
Payable for investments purchased — 4,323
Payable for capital shares redeemed — —
Payable for variation margin on futures contracts 30,100 —
Swap contracts, at value (Note 2) — —
Cash overdraft (Note 2) — —
Payable upon return of securities loaned (Note 2) 3,056,441 17,499,016
Accrued expenses and other payables:
Investment advisory fees 414,622 710,950
Fund administration fees 42,962 61,955
Accounting and transfer agent fees 2,599 2,705
Trustee fees 57 58
Due to broker — —
Deferred capital gain country tax 50,451 —
Custodian fees 7 11,556
Compliance program costs (Note 3) 470 1,034
Offering costs 49,499 49,499
Professional fees 7,607 15,605
Printing fees 4,980 24,834
Other 2,506 31,487
Total Liabilities 3,662,301 18,413,022
Net Assets $ 536,099,016 $ 1,190,972,980
* Includes value of securities on loan (Note 2) 9,259,708 40,194,416
Cost of investment securities 516,371,158 1,049,454,754
Cost of repurchase agreements 3,056,441 17,499,016
Cost of foreign currencies 365,209 8,106,706
Represented by:
Capital $ 424,362,815 $ 1,004,416,991
Total distributable earnings (loss) 111,736,201 186,555,989
Net Assets $ 536,099,016 $ 1,190,972,980

1940 Act Funds - December 31, 2021 - Statements of Assets and Liabilities - 67
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights Fund
NVIT U.S. 130/30 Equity
Fund
$ 3,027,901,881 $ 290,167,610 $ 1,387,159,074
1,140,452 9,470,468 —
— 6,763,947 —
— — 12,486,897
— 277,200 —
— — —
1,223,517 186,692 923,123
12,611 18,232 —
32,244,704 — 1,115,087
— — —
— — —
— — 3,270,253
3,446 324 1,273
3,062,526,611 306,884,473 1,404,955,707
5,265,755 — 6,387,712
1,714,139 — 927,925
— 8,610 —
— — 6,517,967
8,155,589 — 478,519
1,140,452 9,470,468 —
1,338,755 169,604 831,648
126,064 33,610 67,068
3,161 4,919 1,596
63 8 56
— — 1,477
— — —
13,837 2 1,503
2,671 270 1,152
49,499 49,499 —
33,772 29,074 10,166
18,409 39,157 9,435
42,417 3,341 3,861
17,904,583 9,808,562 15,240,085
$ 3,044,622,028 $ 297,075,911 $ 1,389,715,622
125,508,524 28,352,790 —
2,421,283,516 262,599,620 1,081,031,767
1,140,452 9,470,468 —
— — —
$ 1,841,340,959 $ 218,683,514 $ 841,104,183
1,203,281,069 78,392,397 548,611,439
$ 3,044,622,028 $ 297,075,911 $ 1,389,715,622

68 - Statements of Assets and Liabilities - December 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity Insights
Fund
NVIT GS International
Equity Insights Fund
Net Assets:
Class Y Shares $ 536,099,016 $ 1,190,972,980
Total $ 536,099,016 $ 1,190,972,980
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 43,674,349 103,887,593
Total 43,674,349 103,887,593
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 12.27 $ 11.46
Amounts designated as "—" are zero or have been rounded to zero.

1940 Act Funds - December 31, 2021 - Statements of Assets and Liabilities - 69
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights Fund
NVIT U.S. 130/30 Equity
Fund
$ 3,044,622,028 $ 297,075,911 $ 1,389,715,622
$ 3,044,622,028 $ 297,075,911 $ 1,389,715,622
195,856,335 20,788,030 83,550,653
195,856,335 20,788,030 83,550,653
$ 15.55 $ 14.29 $ 16.63

70 - Statements of Operations - For the Year Ended December 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
NVIT GS
International Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 25,954,952 $ 44,527,500
Income from securities lending (Note 2) 101,358 318,857
Interest income 12,455 —
Foreign tax withholding (2,848,677) (3,357,425)
Total Income 23,220,088 41,488,932
EXPENSES:
Investment advisory fees 6,305,968 9,309,652
Fund administration fees 265,240 410,678
Professional fees 60,009 83,173
Printing fees 22 911
Trustee fees 20,060 36,613
Custodian fees 36,674 31,704
Offering costs^ 27,751 —
Accounting and transfer agent fees 2,250 178
Compliance program costs (Note 3) 2,915 4,582
Other 10,428 20,870
Total expenses before earnings credit 6,731,317 9,898,361
Earnings credit (Note 4) — —
Total Expenses 6,731,317 9,898,361
NET INVESTMENT INCOME 16,488,771 31,590,571
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 100,482,262 230,459,161
Expiration or closing of futures contracts (Note 2) 26,325 (389,423)
Foreign currency transactions (Note 2) (656,927) (271,278)
Expiration or closing of swap contracts (Note 2) — —
Net realized gains (losses) 99,851,660 229,798,460
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (105,971,165) (103,879,060)
Futures contracts (Note 2) (196,818) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) (6,978) (390,015)
Swap contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (106,174,961) (104,269,075)
Net realized/unrealized gains (losses) (6,323,301) 125,529,385
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 10,165,470 $ 157,119,956
† Net of capital gain country taxes $ (615,795) $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/depreciation $ 20,782 $ —
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.

1940 Act Funds - For the Year Ended December 31, 2021 - Statements of Operations - 71
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 36,261,797 $ 3,246,593 $ 15,200,121
435,569 75,484 —
21,087 6,387 9,828
(18,402) (7,614) —
36,700,051 3,320,850 15,209,949
15,538,780 1,927,988 8,371,508
857,901 147,102 382,105
119,174 44,706 68,800
90 18,688 233
84,772 8,131 32,027
91,134 6,353 13,884
— — —
227 121 153
10,621 1,044 4,231
40,248 3,643 14,660
16,742,947 2,157,776 8,887,601
— — (3,856)
16,742,947 2,157,776 8,883,745
19,957,104 1,163,074 6,326,204
614,257,278 52,768,941 194,612,164
201,251 858,216 —
— — —
— — 45,764,373
614,458,529 53,627,157 240,376,537
135,289,764 (2,542,682) 109,510,124
(21,733) (45,352) —
— — —
— — (4,227,034)
135,268,031 (2,588,034) 105,283,090
749,726,560 51,039,123 345,659,627
$ 769,683,664 $ 52,202,197 $ 351,985,831
$ — $ — $ —
$ — $ — $ —

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - December 31, 2021 - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
Year Ended
December 31, 2021
Period Ended
December 31, 2020(a)
OPERATIONS:
Net investment income $ 16,488,771 $ 890,152
Net realized gains (losses) 99,851,660 4,527,276
Net change in unrealized appreciation/depreciation (106,174,961) 112,609,153
Change in net assets resulting from operations 10,165,470 118,026,581
Distributions to Shareholders From:
Distributable earnings:
Class Y (16,504,918) —
Change in net assets from shareholder distributions (16,504,918) —
Change in net assets from capital transactions (136,078,005) 560,489,888
Change in net assets (142,417,453) 678,516,469
Net Assets:
Beginning of year 678,516,469 —
End of year $ 536,099,016 $ 678,516,469
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 91,024,213 $ 587,452,647
Dividends reinvested 16,504,918 —
Cost of shares redeemed (243,607,136) (26,962,759)
Total Class Y Shares (136,078,005) 560,489,888
Change in net assets from capital transactions $ (136,078,005) $ 560,489,888
SHARE TRANSACTIONS:
Class Y Shares
Issued 6,742,353 56,546,501
Reinvested 1,288,852 —
Redeemed (18,460,350) (2,443,007)
Total Class Y Shares (10,429,145) 54,103,494
Total change in shares (10,429,145) 54,103,494
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from July 17, 2020 (commencement of operations) through December 31, 2020.

1940 Act Funds - December 31, 2021 - Statements of Changes in Net Assets - 73
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Insight Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 31,590,571 $ 22,210,135 $ 19,957,104 $ 20,042,174
229,798,460 (157,159,980) 614,458,529 37,491,023
(104,269,075) 182,604,244 135,268,031 351,384,217
157,119,956 47,654,399 769,683,664 408,917,414
(61,273,335) (1,887,419) (76,623,399) (34,934,226)
(61,273,335) (1,887,419) (76,623,399) (34,934,226)
(372,659,764) (257,061,448) (361,592,236) (361,332,961)
(276,813,143) (211,294,468) 331,468,029 12,650,227
1,467,786,123 1,679,080,591 2,713,153,999 2,700,503,772
$ 1,190,972,980 $ 1,467,786,123 $ 3,044,622,028 $ 2,713,153,999
$ 14,215,524 $ 42,720,285 $ 39,240,542 $ 34,733,684
61,273,335 1,887,419 76,623,399 34,934,226
(448,148,623) (301,669,152) (477,456,177) (431,000,871)
(372,659,764) (257,061,448) (361,592,236) (361,332,961)
$ (372,659,764) $ (257,061,448) $ (361,592,236) $ (361,332,961)
1,229,114 4,817,413 2,832,348 3,397,699
5,199,949 184,894 5,152,775 2,988,601
(38,426,147) (32,055,899) (33,434,857) (39,941,226)
(31,997,084) (27,053,592) (25,449,734) (33,554,926)
(31,997,084) (27,053,592) (25,449,734) (33,554,926)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2021 - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 1,163,074 $ 979,920
Net realized gains (losses) 53,627,157 (2,415,736)
Net change in unrealized appreciation/depreciation (2,588,034) 17,424,478
Change in net assets resulting from operations 52,202,197 15,988,662
Distributions to Shareholders From:
Distributable earnings:
Class Y (1,581,914) (4,884,982)
Change in net assets from shareholder distributions (1,581,914) (4,884,982)
Change in net assets from capital transactions 26,929,342 10,696,781
Change in net assets 77,549,625 21,800,461
Net Assets:
Beginning of year 219,526,286 197,725,825
End of year $ 297,075,911 $ 219,526,286
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 57,961,013 $ 26,037,451
Dividends reinvested 1,581,914 4,884,982
Cost of shares redeemed (32,613,585) (20,225,652)
Total Class Y Shares 26,929,342 10,696,781
Change in net assets from capital transactions $ 26,929,342 $ 10,696,781
SHARE TRANSACTIONS:
Class Y Shares
Issued 4,267,409 2,637,058
Reinvested 114,080 496,125
Redeemed (2,388,140) (2,119,413)
Total Class Y Shares 1,993,349 1,013,770
Total change in shares 1,993,349 1,013,770
Amounts designated as "—" are zero or have been rounded to zero.

1940 Act Funds - December 31, 2021 - Statements of Changes in Net Assets - 75
NVIT U.S. 130/30 Equity Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 6,326,204 $ 5,797,080
240,376,537 (21,757,430)
105,283,090 147,731,439
351,985,831 131,771,089
— —
— —
86,056,677 (77,780,548)
438,042,508 53,990,541
951,673,114 897,682,573
$ 1,389,715,622 $ 951,673,114
$ 228,747,484 $ 17,385,687
— —
(142,690,807) (95,166,235)
86,056,677 (77,780,548)
$ 86,056,677 $ (77,780,548)
15,565,047 1,714,010
— —
(9,921,980) (9,350,535)
5,643,067 (7,636,525)
5,643,067 (7,636,525)

76 - Financial Highlights - December 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Emerging Markets
Equity Insights Fund
Class Y Shares
Year Ended December 31,
2021 $ 12 .54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) $ 12 .27 0.33% $ 536,099,016 0.98% 2.39% 0.98% 188.81%
Period Ended December 31,
2020(e) $ 10 .00 0.02 2.52 2.54 — — — $ 12 .54 25.40% $ 678,516,469 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - December 31, 2021 - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS International Equity
Insights Fund
Class Y Shares
Year Ended December 31,
2021 $ 10 .80 0.28 0.99 1.27 (0.61) — (0.61) $ 11 .46 11.65% $ 1,190,972,980 0.76% 2.43% 0.76% 156.27%
Year Ended December 31,
2020 $ 10 .31 0.15 0.35 0.50 (0.01) — (0.01) $ 10 .80 4.89%(e) $ 1,467,786,123 0.77% 1.59% 0.77% 163.28%
Period Ended December 31,
2019(f) $ 10 .00 — 0.31 0.31 — — — $ 10 .31 3.10%(e) $ 1,679,080,591 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November 14,
2019 through December 31, 2019.

78 - Financial Highlights - December 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Large Cap Equity
Insight Fund
Class Y Shares
Year Ended December 31,
2021 $ 12 .26 0.10 3.57 3.67 (0.11) (0.27) (0.38) $ 15 .55 30.06%(e) $ 3,044,622,028 0.57% 0.67% 0.57% 207.61%
Year Ended December 31,
2020 $ 10 .60 0.08 1.73 1.81 (0.09) (0.06) (0.15) $ 12 .26 17.22% $ 2,713,153,999 0.58% 0.79% 0.58% 213.52%
Period Ended December 31,
2019(f) $ 10 .00 0.03 0.59 0.62 (0.02) — (0.02) $ 10 .60 6.19% $ 2,700,503,772 0.56% 1.65% 0.56% 42.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - December 31, 2021 - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Small Cap Equity
Insights Fund
Class Y Shares
Year Ended December 31,
2021 $ 11.68 0.06 2.63 2.69 (0.08) — (0.08) $ 14.29 23.02% $ 297,075,911 0.77% 0.42% 0.77% 171.52%
Year Ended December 31,
2020 $ 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) $ 11.68 7.81% $ 219,526,286 0.85% 0.57% 0.85% 147.75%
Period Ended December 31,
2019(e) $ 10.00 0.02 1.11 1.13 (0.01) — (0.01) $ 11.12 11.34% $ 197,725,825 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10, 2019 through December 31, 2019.

80 - Financial Highlights - December 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Year Ended December 31,
2021 $ 12 .22 0.08 4.33 4.41 — — — — $ 16 .63 36.09% $ 1,389,715,622 0.78% 0.56% 0.78% 102.12%
Year Ended December 31,
2020 $ 10 .49 0.07 1.66 1.73 — — — — $ 12 .22 16.49% $ 951,673,114 0.82% 0.69% 0.82% 74.26%
Period Ended December 31,
2019(e) $ 10 .00 0.02 0.48 0.50 — — (0.01) (0.01) $ 10 .49 5.05% $ 897,682,573 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 81
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Insights Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of the Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master

82 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 289,924 $ – $ 289,924
Air Freight & Logistics – 226,069 – 226,069
Auto Components – 845,442 – 845,442
Automobiles 5,150,078 22,579,907 – 27,729,985
Banks 8,402,687 77,327,912 – 85,730,599
Beverages 4,064,277 6,959,307 – 11,023,584
Building Products – 2,301,625 – 2,301,625
Capital Markets – 7,507,720 – 7,507,720
Chemicals – 19,270,358 – 19,270,358
Communications Equipment – 137,256 – 137,256
Construction & Engineering – 384,805 – 384,805
Consumer Finance – 835,687 – 835,687

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 83
Level 1 Level 2 Level 3 Total
Assets:
Diversified Financial Services $ – $ 10,413,987 $ – $ 10,413,987
Diversified Telecommunication Services – 6,036,885 – 6,036,885
Electric Utilities 3,784,726 1,707,940 – 5,492,666
Electrical Equipment – 4,168,890 – 4,168,890
Electronic Equipment, Instruments &
Components – 13,836,068 – 13,836,068
Entertainment 3,994,747 842,293 – 4,837,040
Equity Real Estate Investment Trusts
(REITs) 308,079 318,003 – 626,082
Food & Staples Retailing – 1,490,164 – 1,490,164
Food Products – 2,404,637 – 2,404,637
Gas Utilities – 8,879,121 – 8,879,121
Health Care Equipment & Supplies – 2,465,514 – 2,465,514
Health Care Providers & Services – 3,958,521 – 3,958,521
Household Durables – 187,930 – 187,930
Independent Power and Renewable
Electricity Producers – 4,257,423 – 4,257,423
Industrial Conglomerates 1,097,113 6,410,642 – 7,507,755
Insurance – 5,479,362 – 5,479,362
Interactive Media & Services – 25,136,026 – 25,136,026
Internet & Direct Marketing Retail 18,102,363 5,047,668 – 23,150,031
IT Services 13,143,483 19,583,572 – 32,727,055
Life Sciences Tools & Services – 7,769,625 – 7,769,625
Machinery – 4,653,435 – 4,653,435
Marine 1,044,501 11,151,597 – 12,196,098
Media 288,246 – – 288,246
Metals & Mining 4,773,467 13,435,745 – 18,209,212
Multiline Retail 518,458 1,545,706 – 2,064,164
Oil, Gas & Consumable Fuels 237,588 25,559,350 – 25,796,938
Pharmaceuticals – 5,764,359 – 5,764,359
Semiconductors & Semiconductor
Equipment 3,295,944 56,003,738 – 59,299,682
Software – 2,541,601 – 2,541,601
Specialty Retail – 5,696,463 – 5,696,463
Technology Hardware, Storage &
Peripherals – 29,982,759 – 29,982,759
Textiles, Apparel & Luxury Goods – 12,319,502 – 12,319,502
Trading Companies & Distributors – 1,601,865 – 1,601,865
Transportation Infrastructure 656,207 8,892,605 – 9,548,812
Wireless Telecommunication Services 2,792,997 2,961,060 – 5,754,057
Total Common Stocks $ 71,654,961 $ 451,170,068 $ – $ 522,825,029
Futures Contracts 25,348 – – 25,348
Repurchase Agreements – 3,056,441 – 3,056,441
Total $ 71,680,309 $ 454,226,509 $ – $ 525,906,818
GS International
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 15,420,818 $ – $ 15,420,818
Automobiles – 45,479,818 – 45,479,818
Banks – 72,950,278 – 72,950,278
Beverages – 30,184,334 – 30,184,334
Biotechnology – 2,438,806 – 2,438,806
Building Products – 9,543,050 – 9,543,050
Capital Markets – 35,309,347 – 35,309,347
Chemicals – 35,725,669 – 35,725,669
Commercial Services & Supplies – 1,859,521 – 1,859,521
Communications Equipment – 8,250,945 – 8,250,945

84 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Construction & Engineering $ – $ 1,056,860 $ – $ 1,056,860
Consumer Finance – 743,317 – 743,317
Distributors – 2,912,197 – 2,912,197
Diversified Financial Services – 32,810,188 – 32,810,188
Diversified Telecommunication Services – 20,816,188 – 20,816,188
Electric Utilities – 13,242,372 – 13,242,372
Electrical Equipment – 49,052,285 – 49,052,285
Electronic Equipment, Instruments &
Components – 11,064,059 – 11,064,059
Entertainment – 4,223,152 – 4,223,152
Equity Real Estate Investment Trusts
(REITs) – 5,472,539 – 5,472,539
Food & Staples Retailing – 26,908,349 – 26,908,349
Food Products – 3,821,070 – 3,821,070
Gas Utilities – 8,450,237 – 8,450,237
Health Care Equipment & Supplies – 20,853,629 – 20,853,629
Health Care Providers & Services – 1,319,794 – 1,319,794
Hotels, Restaurants & Leisure – 5,318,450 – 5,318,450
Household Durables – 27,004,283 – 27,004,283
Household Products – 5,309,986 – 5,309,986
Industrial Conglomerates – 12,355,223 – 12,355,223
Insurance – 44,776,764 – 44,776,764
IT Services – 22,847,959 – 22,847,959
Life Sciences Tools & Services – 45,210,936 – 45,210,936
Machinery 645,139 31,511,824 – 32,156,963
Marine – 41,859,060 – 41,859,060
Media – 13,321,979 – 13,321,979
Metals & Mining 13,128,139 42,700,774 – 55,828,913
Multiline Retail – 9,954,317 – 9,954,317
Multi-Utilities – 13,439,340 – 13,439,340
Oil, Gas & Consumable Fuels 2,120,899 31,037,817 – 33,158,716
Paper & Forest Products – 914,636 – 914,636
Personal Products – 11,347,226 – 11,347,226
Pharmaceuticals 3,268,427 58,953,401 – 62,221,828
Professional Services – 8,440,432 – 8,440,432
Real Estate Management & Development – 17,300,772 – 17,300,772
Road & Rail – 4,467,955 – 4,467,955
Semiconductors & Semiconductor
Equipment – 72,182,692 – 72,182,692
Software – 19,056,909 – 19,056,909
Specialty Retail – 9,755,498 – 9,755,498
Technology Hardware, Storage &
Peripherals – 10,961,601 – 10,961,601
Textiles, Apparel & Luxury Goods – 52,003,299 – 52,003,299
Tobacco – 25,219,366 – 25,219,366
Trading Companies & Distributors – 43,534,049 – 43,534,049
Wireless Telecommunication Services 6,855,572 7,904,994 – 14,760,566
Total Common Stocks $ 26,018,176 $ 1,148,600,364 $ – $ 1,174,618,540
Repurchase Agreements – 17,499,016 – 17,499,016
Total $ 26,018,176 $ 1,166,099,380 $ – $ 1,192,117,556
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,027,901,881 $ – $ – $ 3,027,901,881
Repurchase Agreement – 1,140,452 – 1,140,452
Total $ 3,027,901,881 $ 1,140,452 $ – $ 3,029,042,333

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 85
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, Funds that had overdrawn balances were as follows:
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 290,167,610 $ – $ – $ 290,167,610
Futures Contracts 71,226 – – 71,226
Repurchase Agreements – 9,470,468 – 9,470,468
Total $ 290,238,836 $ 9,470,468 $ – $ 299,709,304
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,387,159,074 $ – $ – $ 1,387,159,074
Total Return Swaps* – 3,270,253 – 3,270,253
Total Assets $ 1,387,159,074 $ 3,270,253 $ – $ 1,390,429,327
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (6,517,967) $ – $ (6,517,967)
Total Liabilities $ – $ (6,517,967) $ – $ (6,517,967)
Total $ 1,387,159,074 $ (3,247,714) $ – $ 1,383,911,360
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Fund
U.S. Dollar
Amount
GS Large Cap $ 8,155,589
U.S. 130/30 478,519

86 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
Swap Contracts
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This
means that a Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s
market value.
The market value also includes interest charges and credits
(“financing fees”) related to the notional values of the long and short positions and cash balances within the swap.
These interest charges and credits are based on a specified
benchmark rate plus or minus a specified spread determined
based upon the country and/or currency of the positions in
the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation
(depreciation) on positions and accrued financing fees
become available for cash settlement between a Fund and
the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily
based on valuations from an independent pricing service. An
independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 87
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2021
GS Emerging Markets
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 25,348
Total $ 25,348
GS Small Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 71,226
Total $ 71,226
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts(b)
Equity risk Swap contracts, at value $ 3,270,253
Total $ 3,270,253
Liabilities:
Swap Contracts(b)
Equity risk Swap contracts, at value $ (6,517,967)
Total $ (6,517,967)
(a)
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 26,325
Total $ 26,325
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (389,423)
Total $ (389,423)
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 201,251
Total $ 201,251

88 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2021:
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 858,216
Total $ 858,216
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 45,764,373
Total $ 45,764,373
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (196,818)
Total $ (196,818)
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (21,733)
Total $ (21,733)
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (45,352)
Total $ (45,352)
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (4,227,034)
Total $ (4,227,034)
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 8,112,390
GS International
Futures Contracts:
Average Notional Balance Long $ 3,097,237
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 773,338

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 89
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
As of December 31, 2021, certain Funds may have entered
into futures contracts. The futures contract agreements do not provide for netting arrangements.
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2021:
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 4,055,732
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 341,031,667
Average Notional Balance — Pays Float Rate $ (340,200,289)
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 3,270,253 $ (3,270,253) $ — $ —
Total $ 3,270,253 $ (3,270,253) $ — $ —
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged*
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (6,264,394) $ 3,270,253 $ 2,994,141 $ —
Total $ (6,264,394) $ 3,270,253 $ 2,994,141 $ —
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $9,492,756.

90 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
Securities Lending
During the year ended December 31, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
1
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
GS Emerging Markets $ 3,056,441
GS International 17,499,016
GS Large Cap 1,140,452
GS Small Cap 9,470,468

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 91
to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2021, the joint repos on a gross basis were as follows:
Bank of America NA, 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $45,000,188, collateralized by U.S. Government
Agency Security, 2.50%, maturing 4/20/2050; total market value $45,900,000.
BofA Securities, Inc., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $44,000,183, collateralized by U.S. Government
Agency Securities, ranging from 0.25% - 6.25%, maturing 1/13/2022 - 10/5/2045; total market value $44,880,430.
Cantor Fitzgerald & Co., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $91,230,899, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.05%, maturing 5/1/2024 - 7/20/2071; total market value $93,055,129.
MetLife, Inc., 0.06%, dated 12/31/2021, due 1/3/2022, repurchase price $148,400,742, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $151,428,824.
NatWest Markets Securities, Inc., 0.05%, dated 12/28/2021, due 1/4/2022, repurchase price $242,502,358, collateralized by U.S.
Government Treasury Securities, ranging from 0.63% - 2.88%, maturing 10/31/2023 - 8/31/2028; total market value $247,352,120.
Pershing LLC, 0.08%, dated 12/31/2021, due 1/3/2022, repurchase price $144,000,960, collateralized by U.S. Government Agency
Securities, ranging from 0.25% - 8.50%, maturing 1/12/2022 - 11/20/2071; total market value $146,880,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Emerging
Markets
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
GS Emerging
Markets
Cantor Fitzgerald
& Co. 1,056,441 – 1,056,441 (1,056,441) –
GS Emerging
Markets
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 3,056,441 $ – $ 3,056,441 $ (3,056,441) $ –

92 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS International
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
GS International
Cantor Fitzgerald
& Co. 499,016 – 499,016 (499,016) –
GS International MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
GS International
NatWest Markets
Securities, Inc. 10,000,000 – 10,000,000 (10,000,000) –
GS International Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 17,499,016 $ – $ 17,499,016 $ (17,499,016) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Large Cap
Cantor Fitzgerald
& Co. $ 1,140,452 $ – $ 1,140,452 $ (1,140,452) $ –
Total $ 1,140,452 $ – $ 1,140,452 $ (1,140,452) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Small Cap
BofA Securities,
Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
GS Small Cap
Cantor Fitzgerald
& Co. 1,470,468 – 1,470,468 (1,470,468) –
GS Small Cap MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 93
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2021 are primarily attributable to foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), foreign capital gains tax, non-
taxable distributions, reclassifications due to corporate actions, and treatment of notional principal contracts. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31,
2021 may primarily be attributable to treatment of notional
principal contracts, outstanding wash sale loss deferrals,
investments in PFICs, and treatment of corporate actions.
These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Small Cap
NatWest Markets
Securities, Inc. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Total $ 9,470,468 $ – $ 9,470,468 $ (9,470,468) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* As of December 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

94 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of December 31, 2021, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
GS Emerging Markets $ (26,819) $ 26,819
GS International – –
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 48,274 (48,274)
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 95
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2021, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned an
aggregate of $2,063,026 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory
Fee Rate
GS Emerging Markets 0.91%
GS International 0.72
GS Large Cap 0.53
GS Small Cap 0.69
U.S. 130/30 0.74
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

96 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $23,393.
Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the year ended December 31,
2021, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases Sales
GS Emerging Markets $ 1,260,264,024 $ 1,401,482,951
GS International 1,978,174,922 2,383,489,964
GS Large Cap 6,033,183,985 6,443,402,059
GS Small Cap 489,298,565 463,570,885
U.S. 130/30 1,284,958,814 1,135,483,850

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 97
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 16,195,045 $ 309,873 $ 16,504,918 $ – $ 16,504,918
GS International 61,273,335 – 61,273,335 – 61,273,335
GS Large Cap 60,068,247 16,555,152 76,623,399 – 76,623,399
GS Small Cap 1,581,914 – 1,581,914 – 1,581,914
U.S. 130/30 – – – – –
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

98 - Notes to Financial Statements - December 31, 2021 - 1940 Act Funds
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
During the year ended December 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ – $ – $ – $ – $ –
GS International 1,414,005 473,414 1,887,419 – 1,887,419
GS Large Cap 29,515,357 5,418,869 34,934,226 – 34,934,226
GS Small Cap 4,380,567 504,415 4,884,982 – 4,884,982
U.S. 130/30 – – – – –
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
GS Emerging Markets $ 108,196,589 $ 7,527,708 $ 115,724,297 $ – $ – $ (3,988,096) $ 111,736,201
GS International 28,876,247 45,415,856 74,292,103 – – 112,263,886 186,555,989
GS Large Cap 395,194,585 216,545,357 611,739,942 – – 591,541,127 1,203,281,069
GS Small Cap 34,093,751 17,911,231 52,004,982 – – 26,387,415 78,392,397
U.S. 130/30 121,956,841 121,595,085 243,551,926 – – 305,059,513 548,611,439
Amounts designated as "−" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 529,849,887 $ 40,025,590 $ (43,968,659) $ (3,943,069)
GS International 1,079,922,570 154,132,091 (41,937,105) 112,194,986
GS Large Cap 2,437,501,206 627,058,490 (35,517,363) 591,541,127
GS Small Cap 273,321,889 40,755,393 (14,367,978) 26,387,415
U.S. 130/30 1,078,851,847 327,713,563 (22,654,050) 305,059,513
Fund Utilized
GS International $161,825,754
GS Small Cap 2,111,439

1940 Act Funds - December 31, 2021 - Notes to Financial Statements - 99
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

100 - Report of Independent Registered Public Accounting Firm - December 31, 2021 - 1940 Act Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT GS Emerging Markets
Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS
Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds indicated in the table below (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
NVIT GS Emerging Markets Equity Insights Fund (1) NVIT GS Small Cap Equity Insights Fund (2)
NVIT GS International Equity Insights Fund (2) NVIT U.S. 130/30 Equity Fund (2)
NVIT GS Large Cap Equity Insights Fund (2)
(1) Statement of operations for the year ended December 31, 2021, and statements of changes in net assets for the year ended December 31, 2021 and the period July 17, 2020 (commencement of operations) through December 31, 2020
(2) Statement of operations for the year ended December 31, 2021 and statements of changes in net assets for the years ended December 31, 2021 and 2020

1940 Act Funds - December 31, 2021 (Unaudited) - Supplemental Information - 101
NVIT AllianzGI International Growth Fund
NVIT Allspring Discovery Fund (formerly, NVIT Wells
Fargo Discovery Fund)
NVIT Amundi Multi Sector Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund (formerly,
BlackRock NVIT Equity Dividend Fund)
NVIT BlackRock Managed Global Allocation Fund
(formerly, BlackRock NVIT Managed Global Allocation
Fund)
NVIT BNY Mellon Core Plus Bond Fund (formerly,
NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly,
NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income
Fund)
NVIT Columbia Overseas Value Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly,
NVIT Newton Sustainable U.S. Equity Fund)
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund (formerly,
DoubleLine NVIT Total Return Tactical Fund)
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund (formerly,
Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P.
Morgan Disciplined Equity Fund)
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Neuberger Berman Multi Cap Opportunities
Fund (formerly, Neuberger Berman NVIT Multi Cap
Opportunities Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory

102 - Supplemental Information - December 31, 2021 (Unaudited) - 1940 Act Funds
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
The Trustees considered that NVIT AllianzGI International
Growth Fund, NVIT Allspring Discovery Fund, NVIT AQR Large
Cap Defensive Style Fund, NVIT BNY Mellon Core Plus Bond
Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Core
Bond Fund, NVIT Emerging Markets Fund, NVIT Government
Money Market Fund, NVIT GS Emerging Markets Equity
Insights Fund, NVIT GS International Equity Insights Fund,
NVIT GS Large Cap Equity Insights Fund, NVIT iShares
®
Fixed
Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund,
NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan Mozaic
Multi-Asset Fund, NVIT Jacobs Levy Large Cap Growth Fund,
NVIT Real Estate Fund, and NVIT Short Term Bond Fund,
were shown to pay actual management fees and to have total
expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. With respect to NVIT
Amundi Multi Sector Bond Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government
Bond Fund, NVIT GS Small Cap Equity Insights Fund, NVIT
International Equity Fund, NVIT Managed American Funds
Asset Allocation Fund, NVIT Neuberger Berman Multi Cap
Opportunities Fund, and NVIT Columbia Overseas Value Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1

1940 Act Funds - December 31, 2021 (Unaudited) - Supplemental Information - 103
fees) was at a level equal to or lower than the Fund’s peer
group median (or, in the case of the total expense ratio of the
NVIT Columbia Overseas Value Fund, one basis point above
the peer group median) and the level of the Fund’s actual
management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of these Funds was shown to have experienced three-
year performance for the period ended June 30, 2021 (or the
one-year period with respect to NVIT GS International Equity
Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
iShares
®
Global Equity ETF Fund, and NVIT J.P. Morgan U.S.
Equity Fund, each of which commenced operations in 2019)
at or above its peer group median, or below the median but
within the top three comparative quintiles. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT Short Term Bond Fund, the Trustees noted that while the Fund had experienced three-year performance in the fourth quintile of its peer group, investment performance had improved to the third quintile of its peer group for the one-year period ended June 30, 2021.
With respect to NVIT AQR Large Cap Defensive Style Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fourth quintile of its peer group and considered management’s statements that the Fund’s underperformance
was the result of the Fund’s defensive positioning during the recent period of strong equity markets. With respect to NVIT
Emerging Markets Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth quintile of its peer group and considered that as of September 2021,
the Fund’s prior two subadvisers were replaced and additional time was necessary to evaluate the Fund’s performance under
the new subadvisers. The Trustees also considered that the
Fund has been designated to be subject to heightened review
by the Trustees in the coming year. With respect to the NVIT
Managed American Funds Asset Allocation Fund, the Trustees
noted that Fund placed in the 60th percentile of its peer group;
they considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions, but that the overlay is performing as intended. With respect to NVIT GS Emerging Markets Equity
Insights Fund, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of the period ended June 30, 2021.
With respect to NVIT Amundi Multi Sector Bond Fund and NVIT
International Equity Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth or fifth quintile of its peer group, respectively and considered that the investment performance for each Fund had improved to the
first quintile of its peer group for the one-year period ended
June 30, 2021. The Trustees also considered that NVIT Amundi
Multi Sector Bond Fund has been designated to be subject to
heightened review by the Trustees in the coming year. With
respect to NVIT BNY Mellon Sustainable U.S. Equity Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fifth quintile of its peer group and considered that in May 2020 the Fund’s prior sub-adviser was replaced
and that its performance has improved since that time; they
also considered and that the Fund has been designated to
be subject to heightened review by the Trustees in light of its investment performance.
A number of the Funds had been relatively recently organized, and the Trustees considered Management’s statement that
additional time was necessary to evaluate their performance
records. Those included NVIT GS Small Cap Equity Insights
Fund, which Management noted had experienced one-year and
18-month performance in the fourth quintile of its peer group;
NVIT iShares
®
Fixed Income ETF Fund, which Management
noted had achieved performance at the 21st comparative
percentile against its peer group since its inception in January
2019, notwithstanding performance in the fifth quintile for the one-year period; and NVIT J.P. Morgan Mozaic Multi-Asset
Fund, which had experienced fifth quintile performance for the period since its inception in October 2019.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation
Fund, the Trustees noted that although the Fund’s total
expense ratio (including 12b-1/non-12b-1 fees) was in the
fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level lower than its peer group
median. The Trustees noted that the Fund had experienced
three-year performance below its peer group median in the
fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions,
but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median
(but within one basis point of the median) and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in
the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the
Fund. The Trustees considered that, although the Fund pays
relatively high total expenses, the Fund’s overall expense
arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown

104 - Supplemental Information - December 31, 2021 (Unaudited) - 1940 Act Funds
to be within the second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth
& Income Fund, the Trustees considered that, although
the Fund’s total expense ratio (including 12b-1/non-12b-1
fees) was higher than the Fund’s peer group median, due in
substantial part to the rule 12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to
pay actual management fees [at] the median of the Fund’s
peer group. They noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various
market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors
make an active choice to invest in the Fund in light of the
fact that it invests a majority of its portfolio in an underlying
American Fund. The Trustees determined on the basis of
all of the information presented to them that the expense
and performance information of the Fund, and other factors
considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees noted that although the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund, it was shown
to pay actual management fees at a level equal to its peer
group median. The Trustees considered that the Fund had
experienced three-year performance in the second quintile of its peer group with respect to its second largest share class noting that the Fund’s largest share class did not yet have a three-year performance record. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of the Fund, and
other factors considered by them, were consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees noted that there were not enough peers available for a quintile ranking with respect to expenses and considered that, although the
Fund was shown to pay actual management fees higher than
its peer group median, its total expense ratio (including 12b-
1/non-12b-1 fees) was within what the Trustees considered a
generally acceptable range of the Fund’s peer group median.
With respect to the Fund’s performance the Trustees considered that these Fund had been relatively recently organized and did not have three years of performance, although the Fund had
achieved quite favorable performance relative to its peers for the period since its inception in October 2019. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of NVIT Blackrock Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers,
expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
GS Emerging Markets 0.39%
GS International –
GS Large Cap 25.12
GS Small Cap 37.30
U.S. 130/30 –
Amounts designated as "−" are zero or have been rounded to zero.

1940 Act Funds - December 31, 2021 (Unaudited) - Supplemental Information - 105
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2021, the foreign tax credit for each Fund was as follows:
Fund Amount
GS Emerging Markets $ 309,873
GS International –
GS Large Cap 16,555,152
GS Small Cap –
U.S. 130/30 –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
GS Emerging Markets $ 24,251,811 $ 0.5553
GS International 37,056,424 0.3567
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
GS Emerging Markets $ 3,418,786 $ 0.0783
GS International 2,032,389 0.0196
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –
Amounts designated as "−" are zero or have been rounded to zero.

106 - Management Information - December 31, 2021 - 1940 Act Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

1940 Act Funds - December 31, 2021 - Management Information - 107
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

108 - Management Information - December 31, 2021 - 1940 Act Funds
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

1940 Act Funds - December 31, 2021 - Market Index Definitions - 109
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

110 - Market Index Definitions - December 31, 2021 - 1940 Act Funds
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

1940 Act Funds - December 31, 2021 - Market Index Definitions - 111
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

112 - Market Index Definitions - December 31, 2021 - 1940 Act Funds
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

1940 Act Funds - December 31, 2021 - Market Index Definitions - 113
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-40 (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
Equity Funds
NVIT Allspring Discovery Fund
(formerly, NVIT Wells Fargo Discovery Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
(formerly, BlackRock NVIT Equity Dividend Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT J.P. Morgan U.S. Equity Fund
(formerly, NVIT J.P. Morgan Disciplined Equity Fund)
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
(formerly, Neuberger Berman NVIT Multi Cap Opportunities Fund)
NVIT Real Estate Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 64
Statements of Investments 67
Statements of Assets and Liabilities 128
Statements of Operations 140
Statements of Changes in Net Assets 146
Financial Highlights 158
Notes to Financial Statements 172
Report of Independent Registered Public Accounting Firm 206
Supplemental Information 207
Management Information 215
Market Index Definitions 218

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT Allspring Discovery Fund - December 31, 2021 - Fund Commentary - 3
For the annual reporting period ended December 31, 2021,
the NVIT Allspring Discovery Fund (formerly, NVIT Wells
Fargo Discovery Fund) Class I returned -4.70% versus 5.04%
for its benchmark, the Russell 2500
TM
Growth Index. For
broader comparison, the median return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Mid-Cap Growth
(consisting of 84 Funds as of December 31, 2021), was 11.27%
for the same period. Performance for the Fund's other share
classes versus the benchmark is stated in the average annual total return chart in this report's fund performance section.
During the reporting period, security selection within the
Information Technology, Consumer Discretionary, and Health
Care sectors detracted from Fund performance. Notable
detractors over the year were StoneCo Ltd. (NASDAQ: STNE),
iRhythm Technologies Inc. (NASDAQ: IRTC), and Chegg Inc.
(NYSE: CHGG). The Fund continues to hold StoneCo, as our
thesis remains intact despite near term macro headwinds for
the company. The Fund no longer hold positions in iRhythm
Technologies or Chegg, Inc. Positive contribution was driven by security selection within the Industrials sector, along with select
Information Technology holdings.
Top contributors to Fund performance included Saia Inc.
(NASDAQ: SAIA), EPAM Systems Inc. (NYSE: EPAM), and Bill.
com Holdings Inc. (NYSE: BILL), all of which are still held by the Fund. From a market environment standpoint, the Allspring
Discovery Fund performs well during periods where equity
prices are driven by company fundamentals. It is normal for
this style to temporarily fall out of favor during periods of high macro-uncertainty and rapid shifts in sentiment. The Discovery
Fund underperformed in 2021, in part due to the following:
During the year, persistent inflation caused a hawkish shift in the outlook for Federal Reserve policy. As a result, expectations of rising discount rates pressured valuations of “long-duration”
growth stocks – those businesses with superior revenue growth out years into the future. For many companies with disruptive technologies, a disconnection emerged between stock prices
and underlying fundamentals.
Positioning within the Information Technology sector detracted from returns. After years of outperformance, Software as
a service (“SaaS”) or cloud software holdings experienced
high volatility throughout 2021. We believe a pause in these holdings is normal and maintain high conviction on the long-
term outlook. There was a sharp subsector divergence where
semiconductors experienced major outperformance. The
portfolio’s underweight to semiconductors was a sizeable
source of detraction.
Select holdings experienced unanticipated headwinds during
the year. iRhythm Technologies encountered substantial
reimbursement headwinds and volatility during the year.
StoneCo. Ltd faced regulatory, COVID-19, and execution
issues in Brazil. Chegg Inc. experienced a sharp decline in
demand as a result of a plunge in college enrollments.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events during the
reporting period.
Subadviser:
Allspring Global Investments, LLC
Portfolio Managers:
Michael T. Smith, CFA, Christopher J. Warner, CFA
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell
Investment Group.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

4 - Fund Commentary - December 31, 2021 - NVIT Allspring Discovery Fund
Asset Allocation
1
Common Stocks 98.8%
Repurchase Agreements 2.3%
Liabilities in excess of other assets (1.1)%
100.0%
Top Industries
2
Software 14.5%
IT Services 10.1%
Health Care Equipment & Supplies 9.3%
Internet & Direct Marketing Retail 5.7%
Semiconductors & Semiconductor Equipment 5.3%
Electronic Equipment, Instruments & Components 5.3%
Biotechnology 5.3%
Interactive Media & Services 4.2%
Health Care Providers & Services 3.9%
Building Products 3.5%
Other Industries
#
32.9%
100.0%
Top Holdings
2
MongoDB, Inc. 3.5%
Five9, Inc. 2.9%
Bill.com Holdings, Inc. 2.7%
Globant SA 2.6%
MercadoLibre , Inc. 2.4%
Black Knight, Inc. 2.3%
SiteOne Landscape Supply, Inc. 2.3%
Teledyne Technologies, Inc. 2.2%
Chipotle Mexican Grill, Inc. 2.1%
Saia, Inc. 2.1%
Other Holdings
#
74.9%
100.0%
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Allspring Discovery Fund - December 31, 2021 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (4.70)% 20.15% 16.02% 3/24/2008
Class II (4.93)% 19.87% 15.73% 3/24/2008
Russell 2500
TM
Growth
Index 5.04% 17.65% 15.75%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.89% 0.82%
Class II 1.14% 1.07%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2021 - NVIT Allspring Discovery Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Allspring Discovery Fund versus performance of the
Russell 2500
TM
Growth Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2021 - Fund Commentary - 7
For the annual period ended December 31, 2021, the NVIT
AQR Large Cap Defensive Style Fund Class I returned
21.88%* versus 28.71% for its benchmark, the S&P 500
®
Index. For broader comparison, the median return for the
Fund's closest Morningstar
®
peer category, U.S. Insurance
Large Blend (consisting of 1382 Funds as of December 31,
2021), was 27.36% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's fund performance section.
Within sector selection, an underweight position in
Communication Services and Consumer Discretionary were
the largest contributors over the period. Stock Selection within
Industrials and Health Care contributed, though not enough to offset losses from other sectors.
The Fund ended the period with a highly diversified stock
portfolio of over one hundred eighty names. The largest
sector overweights relative to the benchmark at the end of
the period were in Consumer Staples, Health Care, and
Utilities. Conversely, the Fund’s primary underweights were
in Information Technology, Consumer Discretionary, and
Financials.
Top three individual contributors over the reporting period (gross of fees):
Source: AQR. Data from 1/1/2021 – 12/31/2021. Past performance is not a guarantee of future performance. Portfolio holdings are subject to change and are not a representation that they will or are likely to achieve profits or losses.
The NVIT AQR Large Cap Defensive Style Fund underperformed
its benchmark by -6.83% over the reporting period. Sector
selection drove underperformance versus the benchmark,
while stock selection was flat. Specific to sector selection, the main detractors were an overweight position to Consumer
Staples and Utilities. Stock Selection within Communication
Services and Financials were the largest detractors.
Top three individual detractors over the reporting period (gross of fees):
Source: AQR. Data from 1/1/2021 – 12/31/2021. Past performance is not a guarantee of future performance. Portfolio holdings are subject to change and are not a representation that they will or are likely to achieve profits or losses.
The Fund uses a long only equity strategy providing exposure to the Large Cap U.S. universe (as measured by the Russell
1000
®
Index). It seeks to provide equity-like returns at lower
risk by selecting stocks based on a defensive theme. The Fund approaches this theme in two manners, either low statistical risk and low fundamental risk or high-quality characteristics. The
Fund aims to be both a diversifier to other equity mandates, and provide downside protection during periods of equity
losses. As a defensively oriented strategy, the Fund maintains a beta** below 1.0 relative to the Russell 1000
®
Index, typically
in the 0.6 – 0.8 range, giving it the propensity to underperform the Russell 1000
®
Index during periods of strong equity
returns while outperforming in down markets. From a thematic viewpoint, low market risk detracted while low statistical risk and low fundamental risk both contributed. Sector selection
drove underperformance while stock selection was flat.
The Fund’s underperformance can largely be attributed to
losses sustained in the first two months of the year. The Fund underperformed the benchmark by -4.6% in January and
February 2021 as continuation of the themes from the fourth
quarter of 2020 (preference for high-risk stocks), given the pace of vaccinations in the U.S. and general signs of positive economic activity drove risk-on sentiment. Low statistical risk drove underperformance, while the portfolio’s structural low beta and quality factor also detracted during the period.
Following early losses, the Fund performed well, with returns in excess of the Russell 1000
®
Index. While the structural low
beta was still a headwind, strong performance from the low
statistical risk and the quality themes were enough to offset that detraction.
The Defensive style, like other styles, has long-term efficacy rooted in both historical evidence and economic intuition,
however it can certainly go through periods of underperformance particularly during strong bull markets. 2021 showcased both of these points, and we still believe that Defensive allocations can help clients remain fully invested in equities while reducing downside risk.
Fund performance was captured through equities and limited
derivative exposure in the form of equity index futures. Equity
Security Name Period Return (%) Portfolio Impact (bps)
Old Dominion 84% 95
Intuit 70% 72
ACCENTURE PUBLIC LIMITED COMPANY 61% 56
Security Name Period Return (%) Portfolio Impact (bps)
Apple 35% -182
Microsoft 52% -175
Alphabet 65% -93

8 - Fund Commentary - December 31, 2021 - NVIT AQR Large Cap Defensive Style Fund
index futures are used primarily for flow and cash management in the account.
The Fund did not experience any liquidity events that had a
material impact, nor were there any changes in the Fund that would result in a liquidity risk during the reporting period ending
December 31, 2021.
Subadviser:
AQR Capital Management, LLC
Portfolio Managers:
Michele L. Aghassi, Ph.D.; Andrea Frazzini, Ph.D.; Jacques A.
Friedman
*High double-digit returns are unusual and cannot be sustained.
**Beta is a measure of a stock's volatility in relation to the overall market.
By definition, the market, such as the S&P 500
®
Index, has a beta of 1.0,
and individual stocks are ranked according to how much they deviate from the market. A stock that has a beta above 1.0 is considered more volatile and a stock with a beta less than 1.0 is considered less volatile.
The Fund is subject to the risks of investing in equity securities. The
Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell
Investment Group.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2021 - Fund Commentary - 9
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreement
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Software 5.7%
Food Products 5.4%
Pharmaceuticals 4.8%
Electric Utilities 4.8%
Biotechnology 4.6%
IT Services 4.6%
Health Care Equipment & Supplies 4.5%
Household Products 4.1%
Life Sciences Tools & Services 4.1%
Beverages 3.5%
Other Industries
#
53.9%
100.0%
Top Holdings
2
Costco Wholesale Corp. 1.7%
Accenture plc, Class A 1.7%
Old Dominion Freight Line, Inc. 1.7%
UnitedHealth Group, Inc. 1.7%
Intuit, Inc. 1.6%
Thermo Fisher Scientific, Inc. 1.6%
Procter & Gamble Co. (The) 1.6%
Microsoft Corp. 1.6%
PepsiCo, Inc. 1.5%
Abbott Laboratories 1.5%
Other Holdings
#
83.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

10 - Fund Commentary - December 31, 2021 - NVIT AQR Large Cap Defensive Style Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 21.88% 15.95% 14.75% 11/8/1982
Class II 21.57% 15.66% 14.45% 7/11/2002
Class IV 21.90% 15.96% 14.74% 4/28/2003
S&P 500
®
Index 28.71% 18.47% 16.55%
Expense Ratios
Expense
Ratio
^
Class I 0.80%
Class II 1.05%
Class IV 0.80%
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2021 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT AQR Large Cap Defensive Style Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2021 - NVIT BlackRock Equity Dividend Fund
For the annual reporting period ended December 31, 2021, the
NVIT BlackRock Equity Dividend Fund (formerly, BlackRock
NVIT Equity Dividend Fund) Class I returned 20.29%* versus
25.16% for its benchmark, the Russell 1000
®
Value Index.
For broader comparison, the median return for the Fund's
closest Morningstar
®
peer category, U.S. Insurance Large
Value (consisting of 190 Funds as of December 31, 2021), was
26.03% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the average
annual total return chart in this report's fund performance
section.
The largest detractor from Fund relative performance was
caused by selection decisions in the Health Care sector.
Notably, selection decisions in health care equipment and
supplies weighed on relative return. Within the industry,
underperformance was mainly due to the decision to hold
overweight exposure in Koninklijke Philips NV ((“Phillips”)(NYSE:
PHG)) and Zimmer Biomet Holdings Inc ((“Zimmer”)(NYSE:
ZBH)). The next largest detractor from relative performance
was the portfolio’s cash position, which averaged 6.02% for the period. The higher cash allocation was deliberate and intended to manage the Fund’s market risk, or beta**, relative to the
Russell 1000
®
Value Index. During the trailing 12-month period,
the Fund sourced ample investment opportunities from cyclical holdings, especially within the Energy and Financials sectors.
Companies in these sectors can potentially exhibit earnings
that are more economically sensitive, and the higher level of cash helped to counterbalance this exposure. In Consumer
Staples, selection decisions in the personal products industry hurt relative performance. Within the sector, underperformance was driven by being overweighted in Unilever PLC ((“Unilever”)
(NYSE: UL)), a British multinational consumer goods company.
Other modest detractors included stock selection in Industrials and being underweighted in Real Estate.
At the stock level, top detractors from relative performance included overweighted positions in Philips, Unilever, and
Citigroup Inc. ((“Citi”)(NYSE: C)). Philips’ underperformance is largely due to their sleep apnea product and its possible link to cancer. A broader recall was announced earlier this year
and a long litigation process began. The market has primarily focused on the lawsuit, leading the company to underperform
relative to peers. Philips is a strong business as a whole, so we strongly believe the conclusion of the lawsuit will re-rate the stock. Unilever underperformed for two main reasons.
Higher COVID-19 related costs hurt corporate profit margins.
Then, in the third quarter of 2021, the company reduced its
earnings guidance for the remainder of the year, and reported weaker than expected competitiveness metrics. Despite these
challenges, the Fund continues to hold the stock at current
valuations (roughly a 20% discount versus peers) and believe management is taking the right measures to improve market
share and the firm’s product portfolio. In Financials, Citi’s underperformance was the result of scarce details surrounding the bank’s transformation and strategic refresh. Despite solid earnings, Citi has unperformed its peers during the year,
particularly the last six months.
The largest contributor to relative performance was stock
selection and allocation decisions in Financials. Notably, stock selection and an overweighted position in the capital markets industry proved beneficial. Stock selection and an overweighted allocation to the Insurance industry also boosted relative return in the sector. In Communication Services, allocation decisions in the Entertainment industry added to relative return. Within the sector, we remained underweight relative to the benchmark, which proved beneficial in 2021. Allocation decisions in the
Energy sector also provided a lift to relative return during the period. Outperformance was sourced primarily from selection
decisions in the Oil, Gas, & Consumable Fuels industry. Within
Oil, Gas, & Consumable Fuels, the preference has been to avoid highly valued U.S. integrated oil & gas firms (such as Exxon
Mobil Corp. and Chevron Corp.), which proved beneficial in
2021. Other notable contributors the Fund performance during the period included allocation decisions in the Utilities sector and stock decisions in the Information Technology sector.
At the stock level, top contributors to relative performance included overweighted positions in Wells Fargo & Co.
((“Wells Fargo”)(NYSE: WFC)), American International Group
Inc. ((“AIG”)(NYSE: AIG)), and Marathon Petroleum Corp.
((“Marathon”)(NYSE: MPC)). Wells Fargo, a global financial
services company, provides a wide range of investment services and financial solutions. Shares of the company outperformed
during the year, as the bank released funds set aside during the pandemic to protect against loan losses. The economic recovery continued to accelerate, boosting bank profits each quarter.
An improving jobs market and accelerated capital spending
also led to the stock’s outperformance. AIG, a multinational finance and insurance corporation, showed strong execution
in 2021, as evidenced by higher net investment income, strong equity market performance and improved general insurance
underwriting income. Marathon, an oil & gas exploration &
production firm, outperformed after their sale of Speedway to
7-eleven, Inc. closed in the second quarter of 2021, and the company saw an increase in global mobility and demand for
transportation fuels as the economy continued reopening.
In 2021, the Fund was positioned for a broader economic
reopening. A barbell approach was used to gain exposure to a mix of “stability” and “cyclical value” holdings, and it continues to maintain this positioning today. The Fund’s stability
exposures include sectors and industries with good long-term trends and resilient business models, such as Health Care and
Technology, that trade at reasonable valuations. The Fund’s
cyclical value exposures include sectors and industries that are more sensitive to levels of economic activity, such as Financials and Energy, that trade at more discounted valuations.
As noted, the Fund’s underperformance during the year
was primarily due to stock selection decisions in the Health
Care sector. In addition to company specific challenges (i.e.
Philips), our exposure to the reopening trade via overweight positions in medical devices (i.e. Philips, Zimmer) and lack of exposure to COVID-19 beneficiaries (i.e. Pfizer and Danaher)
proved costly. Thematically, medical device companies were
negatively impacted by COVID-19 pressures and staffing
shortages. COVID-19 pressures included people delaying

NVIT BlackRock Equity Dividend Fund - December 31, 2021 - Fund Commentary - 13
elective procedures (i.e. hip and knee replacements), which in the short-run reduced end market demand. In pharmaceuticals, our valuation-driven decision to invest in European pharma
companies and avoid Pfizer also weighed on relative return.
The Fund did not utilize derivatives during the reporting period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance during the reporting
period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Tony DeSpirito; and David Zhao
*High double-digit returns are unusual and cannot be sustained.
**Beta is a measure of a stock's volatility in relation to the overall market.
By definition, the market, such as the S&P 500
®
Index, has a beta of 1.0,
and individual stocks are ranked according to how much they deviate from the market. A stock that has a beta above 1.0 is considered more volatile and a stock with a beta less than 1.0 is considered less volatile.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S.
securities). The Fund may invest in more-aggressive investments such as convertible securities (which change in value as the market value of the underlying stock fluctuates), derivatives (which create investment leverage and are highly volatile) and real estate investment trusts (REITs)
(which are subject to abrupt or erratic price movements and generally lack liquidity). The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends), which may cause the Fund to miss opportunities for gains and result in losses. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide
Mutual Funds are not sponsored, endorsed, or promoted by Russell, and
Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark
of Russell Investment Group.
A description of the benchmark can be found on the Market Index
Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2021 - NVIT BlackRock Equity Dividend Fund
Asset Allocation
1
Common Stocks 92.8%
Master Limited Partnership 1.7%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities
§
5.5%
100.0%
Top Industries
2
Banks 11.7%
Health Care Providers & Services 9.5%
Insurance 7.5%
Oil, Gas & Consumable Fuels 6.6%
Pharmaceuticals 5.9%
Health Care Equipment & Supplies 5.1%
IT Services 5.0%
Capital Markets 4.7%
Media 3.2%
Multi-Utilities 3.2%
Other Industries
#
37.6%
100.0%
Top Holdings
2
Wells Fargo & Co. 3.9%
Anthem, Inc. 3.0%
Cisco Systems, Inc. 3.0%
American International Group, Inc. 3.0%
Citigroup, Inc. 3.0%
Bank of America Corp. 2.7%
AstraZeneca plc 2.1%
Sanofi 2.1%
General Motors Co. 2.0%
Unilever plc, ADR 2.0%
Other Holdings
#
73.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT BlackRock Equity Dividend Fund - December 31, 2021 - Fund Commentary - 15
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 20.29% 11.67% 12.90% 10/31/1997
Class II 20.00% 11.40% 12.62% 3/28/2003
Class IV 20.28% 11.67% 12.90% 4/28/2003
Russell 1000
®
Value Index 25.16% 11.16% 12.97%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.88% 0.80%
Class II 1.13% 1.05%
Class IV 0.88% 0.80%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

16 - Fund Commentary - December 31, 2021 - NVIT BlackRock Equity Dividend Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BlackRock Equity Dividend Fund versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2021 - Fund Commentary - 17
For the annual period ended December 31, 2021, the NVIT BNY
Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic
U.S. Core Fund) Class I returned 30.24%* versus 28.71% for
its benchmark, the S&P 500
®
Index. For broader comparison,
the median return for the Fund's closest Morningstar
®
peer
category, U.S. Insurance Large Blend (consisting of 246 funds as of December 31, 2021), was 26.94% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the average annual total return chart in this report's fund performance section,
The Fund does not take any exposure outside of index fund
exposure and Treasury bond exposure. Therefore, there is no
impact from individual security, sector, country, or currency factors.
The Dynamic Core strategy outperformed over the past twelve
months due to a significant rally in U.S. equities. The strategy began the period with a target allocation of 100% equities and
10% bonds. On January 8, 2021, the target allocation moved
to 110% stocks and 10% bonds. As a result, leverage was
increased from 10% to 20%. The key drivers of the increased
equity allocation have been the sustained and high level of
the equity risk premium coupled with a decline in volatility.
Since the lows of March’s S&P 500
®
Index drawdown, the
following three inputs to our risk-premium measurement have
been supportive of equities, 1) earnings improved on a strictly forward-looking basis, 2) macro growth forecasts troughed and made a substantial recovery, and 3) long-term corporate bond spreads continued to narrow through the end of 2020.
The move toward a leveraged equity position drove the
strategy’s outperformance versus the S&P 500
®
Index after
U.S. large cap equities rallied. Our use of options for levered equity exposure also aided the return as the total equity
exposure averaged approximately 114%.
While U.S. equities rose to record levels, the Bloomberg Long
U.S. Treasury Index declined, with most of the negative return realized during the first quarter of 2021. Amidst a steepening yield curve, higher prices, and Federal Reserve stimulus,
heightened inflation concerns drove U.S. Treasury bond yields significantly higher. Though long Treasury prices recovered
later in the period, the strategy’s modest Treasury allocation detracted from performance.
The Fund invests in derivatives as they are a standard feature of the strategy. The strategy utilizes both futures and options to express our investment views. Typically, the strategy deploys a modest amount of financial leverage (up to 50% maximum)
in its approach and utilizes index level futures and options to gain appropriate market exposure. The options exposures also provide a measure of downside protection. Over the past twelve months both the equity and Treasury options were modestly
additive. Over longer horizons, the derivative positions have not had a material impact on Fund performance.
The Fund did not experience any liquidity events that had any material impact on Fund performance for the reporting period.
Subadviser:
Newton Investment Management North America, LLC.
Portfolio Managers:
Vassilis Dagioglu; James H. Stavena; Dimitri Curtil; Torrey K.
Zaches, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities and fixed-
income securities. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund’s strategy may lead to above-average short-term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Standard & Poor's Financial Services LLC or its affiliates (collectively,
S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's
Financial Services LLC. All rights reserved.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Core Fund
Asset Allocation
1
Common Stocks 83.7%
Short-Term Investment 8.1%
Purchased Options 3.0%
Repurchase Agreements 2.6%
Futures Contracts 0.5%
Other assets in excess of liabilities 2.1%
100.0%
Top Industries
2
Software 8.2%
Technology Hardware, Storage & Peripherals 6.2%
Semiconductors & Semiconductor Equipment 5.5%
Interactive Media & Services 5.4%
IT Services 3.8%
Banks 3.4%
Internet & Direct Marketing Retail 3.2%
Pharmaceuticals 3.2%
Capital Markets 2.6%
Health Care Equipment & Supplies 2.5%
Other Industries
#
56.0%
100.0%
Top Holdings
2
U.S. Treasury Bills 8.4%
Apple, Inc. 5.9%
Microsoft Corp. 5.4%
Amazon.com, Inc. 3.1%
Alphabet, Inc., Class A 1.8%
Tesla, Inc. 1.8%
Alphabet, Inc., Class C 1.7%
Meta Platforms, Inc., Class A 1.7%
NVIDIA Corp. 1.6%
Berkshire Hathaway, Inc., Class B 1.2%
Other Holdings
#
67.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2021 - Fund Commentary - 19
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 30.24% 21.78% 17.81% 3/24/2009
Class II 29.91% 21.48% 17.51% 3/24/2009
S&P 500
®
Index 28.71% 18.47% 16.55%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.68% 0.61%
Class II 0.93% 0.86%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

20 - Fund Commentary - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Core Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BNY Mellon Dynamic U.S. Core Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2021 - Fund Commentary - 21
For the annual reporting period ended December 31, 2021,
the NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
Class I returned 34.53%* versus 25.16% for its benchmark,
the Russell 1000
®
Value Index. For broader comparison,
the median return for the Fund's closest Morningstar
®
peer
category, U.S. Insurance Large Value (consisting of 190 Funds as of December 31, 2021), was 26.03% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the average annual total return chart in this report's fund performance section.
The top three sectors that contributed to Fund performance
over the reporting period were the Materials, Financials and
Communications Services sectors. Materials was the top
performing sector of the period due to effective stock selection, especially within the chemicals and metals & mining segments.
Positioning in fertilizer producer CF Industries Holdings, Inc.
(NYSE: CF) and copper producer Freeport-McMoRan Inc.
(NYSE: FCX) were particularly additive to performance.
Within the Financials sectors, both positioning and solid stock selection contributed to performance in the capital markets
segment of the Financials sector, with Morgan Stanley (NYSE:
MS) and Goldman Sachs Group Inc. (NYSE: GS) both notable
performers. Additionally, positioning in the consumer finance space, led by Capital One Financial Corp. (NYSE: COF), was
additive over the period. Finally, the Communication Services sector was the third-best sector performer over the past
twelve months thanks to a lack of exposure to the diversified telecommunication services segment in conjunction with strong stock selection driven by outperformance from Alphabet Inc.
(NASDAQ: GOOGL). The three securities that contributed
the most to Fund performance were Freeport-McMoRan, Inc.,
Applied Materials, Inc. (NASDAQ: AMAT)., and Devon Energy
Corp. (NYSE: DVN). The Fund still holds these securities.
The top sectors that detracted most from Fund performance
over the reporting period were the Industrials, and Real Estate sectors. The Industrials sector detracted over the period as the aerospace and defense segment was challenged by lagging
stock selection, despite the fact that absolute performance
from our key holdings was still attractive. Additionally,
positioning in the Real Estate sector was a very slight relative performance headwind over the past twelve months, where
the Fund maintained a meaningful underweight, and more
recently zero weight in the sector. The Fund continues to find better relative value opportunities with supportive near term business catalysts elsewhere. There were only two sectors that detracted from performance over the time period. The three
securities that detracted the most from Fund performance
were PPL Corp. (NYSE: PPL), Medtronic PLC. (NYSE: MDT),
and Becton Dickinson and Co. (NYSE: BDX). The Fund sold
PPL Corp. during the period. It still holds Medtronic PLC, and
Becton Dickinson and Co.
The Fund invested in derivatives as they are a standard feature of the strategy. The strategy utilizes both futures and options to express our investment views. Typically, the strategy deploys a modest amount of financial leverage (up to 50% maximum)
in its approach, and utilizes index level futures and options to gain appropriate market exposure. The options exposures also provide a measure of downside protection. Over the past twelve months, both the equity and Treasury options were modestly
additive. Over longer horizons, the derivative positions have not had a material impact on Fund performance.
The Fund did not experience any liquidity events that had a
material impact on Fund performance during the reporting
period.
Subadviser:
Newton Investment Management North America. LLC
Portfolio Managers:
John C. Bailer, CFA; Brian C. Ferguson; David S. Intoppa;
Vassilis Dagioglu; James H. Stavena
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). The
Fund may invest in more aggressive investments such as derivatives
(which create investment leverage and are highly volatile). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for more detailed information.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell
Investment Group.
A description of the benchmark can be found on the Market Index
Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Asset Allocation
1
Common Stocks 86.5%
Purchased Options 3.0%
Short-Term Investment 2.3%
Repurchase Agreements 0.6%
Futures Contracts 0.3%
Other assets in excess of liabilities
§
7.3%
100.0%
Top Industries
2
Capital Markets 8.4%
Oil, Gas & Consumable Fuels 8.3%
Health Care Providers & Services 7.4%
Insurance 7.0%
Banks 6.5%
Diversified Financial Services 4.7%
Independent Power and Renewable Electricity
Producers 4.4%
Aerospace & Defense 3.7%
Electric Utilities 3.2%
Semiconductors & Semiconductor Equipment 3.1%
Other Industries
#
43.3%
100.0%
Top Holdings
2
Exelon Corp. 3.2%
Cisco Systems, Inc. 3.1%
AbbVie, Inc. 3.0%
Berkshire Hathaway, Inc., Class B 2.9%
Alphabet, Inc., Class A 2.8%
UnitedHealth Group, Inc. 2.6%
U.S. Treasury Bills 2.5%
JPMorgan Chase & Co. 2.4%
Morgan Stanley 2.3%
CVS Health Corp. 2.2%
Other Holdings
#
73.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2021 - Fund Commentary - 23
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 34.53% 11.30% 12.91% 3/24/2009
Class II 34.32% 11.11% 12.72% 3/24/2009
Class X 34.71% N/A 40.54% 9/4/2020
Class Z 34.35% N/A 40.21% 9/4/2020
Russell 1000
®
Value Index 25.16% 11.16% 12.97%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.91% 0.91%
Class II 1.16% 1.08%
Class X 0.78% 0.78%
Class Z 1.03% 1.03%
N/A — Not Applicable.
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

24 - Fund Commentary - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BNY Mellon Dynamic U.S. Equity Income Fund
versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/21. Unlike the Fund, performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2021 - Fund Commentary - 25
For the annual reporting period ended December 31, 2021,
the NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly,
NVIT Newton Sustainable U.S. Equity Fund) Class II returned
26.76%* versus 28.71% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's
closest Morningstar
®
peer category, U.S. Insurance Large
Blend (consisting of 246 Funds as of December 31, 2021), was
26.94% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report's Fund Performance
section.
Stock selection aided relative performance in the Communication
Services, Consumer Staples, Industrials, Materials, and
Information Technology sectors. An overweighted position in
Information Technology was also of particular benefit, as were underweighted positions in Communication Services and
Industrials sectors. Accenture Plc. (NYSE: ACN) performed
well having reported a succession of strong quarterly results that displayed broad-based revenue growth. Given the robust
nature of the demand environment and strength of the digital transformation trend, management raised revenue guidance
at the most recent juncture. Applied Materials, Inc. (NASDAQ:
AMAT) performed well over the start of the year on news of Taiwan
Semiconductor Manufacturing Company’s plans to increase
capital expenditure to US $25-28 billion in 2021, given the
positive implications for sales. Shares continued to trend higher on an increasingly optimistic outlook for demand and revenue, shrugging off intermittent worries around the semiconductor
cycle. Despite supply constraints weighing on results towards the end of the year, the underlying demand environment
continued to be robust with management remaining bullish
on the secular opportunity. The Fund still holds Accenture,
although reduced the holding over the fourth quarter of 2021, following some strong share-price performance. Despite some
valuation concerns, fundamentals remain strong with a number of thematic drivers in place. Applied Materials, Inc. remains a holding, given that the Fund continues to be appreciative of the powerful secular growth trends that the company stands to benefit from.
Stock picking in Health Care weighed heavily on relative returns and also disappointed in Consumer Discretionary and Financials, albeit to a lesser extent. Voids in Energy and Real Estate
also proved unhelpful. Medtronic PLC (NYSE: MDT) endured
a difficult end to the year. Shares fell as sales expectations for its renal denervation product were curbed following news that a key study would need to continue until completion, thus delaying any potential Food and Drug Administration (“FDA”)
filing. The subsequent receipt of a warning letter from the same agency relating to manufacturing issues with the company’s
MiniMed insulin pumps represented a further setback, raising concerns around a slowdown in product approvals. Elsewhere,
Fidelity National Information Services, Inc. (NYSE: FIS)
labored over the start of the year given the COVID- 19 related squeeze on consumer spending. Shares subsequently fell as
results for the second quarter underwhelmed versus some
lofty expectations. The Fund still holds Medtronic. The Fund remains positive on the company’s full product pipeline, and an undemanding valuation for the growth potential on offer
retains its appeal in our view. The Fund also continues to hold
Fidelity National Information Services, Inc. Despite rising
concerns of disruption, the Fund continues to find the valuation to be undemanding and anticipate that the Merchant Solutions business can benefit from economic reopening. The company
provides outsourced technology services to a wide range of
financial institutions, and its earnings-growth prospects are underpinned by resilient long-term structural growth drivers including cash-to-card conversion, e-commerce, and the need
for financial institutions to embrace digital transformation.
The Fund did not utilize derivatives during the reporting period.
The Fund did not experience any liquidity events that had any material impact on performance during the reporting period.
SubAdviser:
Newton Investment Management Limited
Portfolio Manager(s):
Yuko Takano & Charles French
*High double-digit returns are uncommon and cannot be sustained.
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). Social policy funds may underperform other funds that do not have a social policy. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

26 - Fund Commentary - December 31, 2021 - NVIT BNY Mellon Sustainable U.S. Equity Fund
Asset Allocation
1
Common Stocks 98.6%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 13.7%
IT Services 8.6%
Internet & Direct Marketing Retail 8.4%
Health Care Equipment & Supplies 8.3%
Banks 7.8%
Technology Hardware, Storage & Peripherals 7.4%
Semiconductors & Semiconductor Equipment 6.9%
Interactive Media & Services 4.8%
Chemicals 4.6%
Textiles, Apparel & Luxury Goods 3.2%
Other Industries 26.3%
100.0%
Top Holdings
2
Apple, Inc. 7.4%
Microsoft Corp. 7.3%
Amazon.com, Inc. 5.7%
Alphabet, Inc., Class A 4.8%
Accenture plc, Class A 4.6%
Abbott Laboratories 3.3%
Intuit, Inc. 3.3%
NIKE, Inc., Class B 3.2%
salesforce.com, Inc. 3.1%
Costco Wholesale Corp. 3.0%
Other Holdings 54.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2021 - Fund Commentary - 27
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 26.81% 15.15% 14.29% 3/24/2008
Class II 26.76% 15.07% 14.20% 3/24/2008
S&P 500
®
Index 28.71% 18.47% 16.55%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.94% 0.85%
Class II 1.12% 0.87%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

28 - Fund Commentary - December 31, 2021 - NVIT BNY Mellon Sustainable U.S. Equity Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT BNY Mellon Sustainable U.S. Equity Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2021 - Fund Commentary - 29
For the annual reporting period ended December 31, 2021,
the NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P.
Morgan Disciplined Equity Fund) Class II returned 27.93%*
versus 28.71% for its benchmark, the S&P 500
®
Index. For
broader comparison, the median return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Large Blend
(consisting of 246 Funds as of December 31, 2021), was
26.94% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the average
annual total return chart in this report's fund performance
section.
The S&P 500
®
Index relentlessly marched higher in 2021,
unfazed by several bouts of volatility, returning 28.71% for the year. The Energy and Real Estate sectors, which were the
laggards of 2020, contributed most this year, rising by 54.35%
and 46.14% respectively. While all sectors ended in the green,
Utilities and Consumer Staples sectors failed to keep up the pace, returning 17.67% and 18.63%, respectively.
Encouraging economic data bolstered by a steady rise in
economic activity and robust corporate earnings results
buoyed the markets throughout the year, with the S&P 500
®
Index posting a historic record of seventy all-time highs. The extraordinary fiscal and monetary stimulus that helped shape the pandemic recovery continued to provide an excellent
backdrop for the year. The rally was not without its challenges, as several volatility shocks tested the market’s resilience. While an unprecedented, targeted short squeeze whipsawed the U.S.
equity market in the first quarter, a confluence of mounting inflation fears, threats from COVID-19 variants, widening fiscal deficit, and supply disruptions loomed over the rest of the year.
Finally, a fourth wave of the pandemic in some parts of Europe and the new variant Omicron were identified, triggering a sell-
off in November. However, studies suggesting that the Omicron variant might be less severe than the previous variants helped lift investors’ confidence, and the markets ended on strength for the third consecutive year. Although investors seemed to have looked beyond the uncertainty, tightened lock downs
and restrictions in some parts of Asia and Europe, along with rising COVID-19 cases globally, remain as potential areas of concern that could further disrupt global supply chains and
move inflation higher.
The Fund underperformed the benchmark during the year as
stock selection in the media, Real Estate Investment Trusts
(“REITs”) and Telecommunications sectors contributed to
performance, while stock selection in the Energy, Health
Services & Systems and Utilities sectors detracted from
performance.
On the positive side, within media, our overweight in Alphabet
Inc (NASDAQ: GOOG) contributed to performance driven by the
continued robust recovery in advertising. The stock surpassed expectations as earnings consistently beat estimates with
upside flowing to the bottom line. Incremental margins were
above normalized levels as most of the company’s cost base
is driven by headcount, which is tough to increase rapidly.
However, we continue to believe a significant majority of the margin improvement over the last year can be sustained. We
believe upside to estimates remain, but growth could moderate in the near term with slight margin declines. Within industrial cyclicals, our overweight in Eaton Corporation PLC (NYSE:
ETN) was a contributor to performance this year. Strong
quarterly results driven by better than expected organic growth and margin performance, benefitted ETN’s performance during
the year. The Fund remains overweight as it is seen as an
attractive valuation for the company supported by multiple
secular growth levers driven heavily by the energy transition, which supports elevated topline growth in the long run. In
REITs, our overweight in Prologis Inc. (NYSE: PLD) contributed to performance. The company delivered an earnings beat,
continuing their streak of beats and raises. Fundamentals for industrial real estate continue to accelerate and beat records, fueled by insatiable demand, which has led to very strong
market rent growth for PLD. We remain overweight, continuing to like the business model and long-term growth opportunities.
On the negative side, within semiconductors & hardware, an
underweight position in NVIDIA Corporation
(NASDAQ: NVDA) detracted from performance. NVDA is
well-positioned to significantly outgrow the industry – but it is also priced that way, as it is near its highest valuation on what appears to be above-trend revenue growth. Given its expensive valuation, the Fund remains comfortable with the current small underweight position. Within industrial cyclical, the overweight position in Leidos Holdings Inc. (NYSE: LDOS) detracted
from Fund performance following a decline in the top line
combined with budget delays, supply chain constraints, slower contracting speed as officials work-from-home, and vaccine
mandates for federal contractors. Despite the lower revenue
growth, LDOS’s margins and bill-book have been strong, thus
making valuation cheap. The Fund continues to maintain an
overweight position in the stock. Within autos & transportation, an overweight position in Norfolk Southern Corp. (NYSE: NSC)
detracted from performance. This year saw service issues as a result of economy-wide labor attrition, in addition to pandemic-
driven supply chain disruptions. The Fund continues to believe
NSC remains well on track to drive significant operating
improvement on the back of Precision Scheduled Railroading
(“PSR”) implementation and consistent pricing gains/discipline.
Therefore, the Fund remains comfortable with the overweight
position.
The Fund continues to focus on fundamentals of the economy
and company earnings. The Fund’s Core analysts’ estimates for
S&P 500
®
Index earnings currently project growth for 2022 and
2023. Unemployment and other uncertainties, such as fiscal
stimulus, the pace of economic growth, the Omicron variant
of COVID-19, and the vaccine distribution, will be integral to investor sentiment moving forward.
While the economic recovery is underway, the Fund remains
balanced and will continue to monitor incremental risks that could represent headwinds for U.S. stocks. Through the
volatility, the Fund maintains exposure to quality, a focus on high conviction stocks, and will take advantage of market
dislocations for compelling stock selection opportunities.

30 - Fund Commentary - December 31, 2021 - NVIT J.P.Morgan U.S. Equity Fund
Futures are used to hedge cash positions. The Index futures
held in the account have a notional amount of less than 1.0%
of the total AUM, hence they result in very minimal exposure to additional risk factors.
The Fund did not experience any liquidity events that had a
material impact on Fund performance during the reporting
period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Steven G. Lee; Tim Snyder, CFA; and Raffaele Zingone, CFA
*High double digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business and economic developments;
and iii) may have more-limited resources. Therefore, they generally involve greater risk. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The
Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell
Investment Group.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
.
Asset Allocation
1
Common Stocks 98.9%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Software 8.8%
Semiconductors & Semiconductor Equipment 8.0%
Interactive Media & Services 7.5%
Banks 6.4%
Internet & Direct Marketing Retail 5.9%
Biotechnology 5.2%
IT Services 5.1%
Technology Hardware, Storage & Peripherals 5.1%
Hotels, Restaurants & Leisure 4.8%
Capital Markets 4.3%
Other Industries 38.9%
100.0%
Top Holdings
2
Microsoft Corp. 8.4%
Alphabet, Inc., Class A 6.5%
Amazon.com, Inc. 5.9%
Apple, Inc. 5.1%
Prologis, Inc. 3.4%
Mastercard , Inc., Class A 3.2%
NXP Semiconductors NV 3.2%
Eaton Corp. plc 3.1%
AbbVie, Inc. 2.8%
NextEra Energy, Inc. 2.8%
Other Holdings 55.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2021 - Fund Commentary - 31
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class II 27.93% 29.38% 10/4/2019
Class Y 28.58% 30.02% 10/4/2019
S&P 500
®
Index 28.71% 25.33%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 3.53% 0.94%
Class Y 3.03% 0.44%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

32 - Fund Commentary - December 31, 2021 - NVIT J.P.Morgan U.S. Equity Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan U.S. Equity Fund from inception through
12/31/21 versus the S&P 500
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Fund Commentary - 33
For the annual reporting period ended December 31, 2021, the
NVIT Jacobs Levy Large Cap Growth Fund Class II returned
39.87%* versus 27.60% for its benchmark, the Russell 1000
®
Growth Index For broader comparison, the median return for
the Fund's closest Morningstar
®
peer category, U.S. Insurance
Large Growth (consisting of 228 Funds as of December 31,
2021), was 21.35% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's fund performance section.
In 2021, strong corporate earnings, unprecedented monetary
and fiscal policy, and mostly positive economic data fueled
stock gains. U.S. equities surged in 2021, and the broad
equity market advanced more than 25%. The S&P 500
®
Index
posted seventy record highs during the year, as stocks notched impressive gains in the first, second, and fourth quarters, while ending the third quarter flat. Investment leadership rotated during the year, with value, small cap, and dynamic stocks
doing better earlier in the year, while large cap, growth, and defensive stocks outperformed as the year progressed.
The Fund’s investment process is engineered to combine
human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. The Fund’s stock selection process entails sophisticated modeling of a large number of
stocks and proprietary factors using financial statements,
analyst forecasts, corporate management signals, economic
data, and security pricing, as well as alternative data sources.
Based on factor models, forecasts expected returns for every security in the Fund’s investment universe. The Fund is
diversified across individual stocks, industries, and sectors.
Please note that the positives mentioned were generally of
large magnitude and the negatives were of small magnitude
and, for the Fund overall, there were more positive contributors than negative contributors.
In 2021, security selection in Information Technology, Consumer
Discretionary, and Consumer Staples benefited the portfolio, although security selection in Communication Services and
Health Care detracted from performance. An underweight of
Information Technology also hurt.
In selecting stocks for either the long portfolio or short portfolio, the Fund employs an evaluation process that focuses on
modeling a large number of stocks and proprietary factors,
using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices.
This investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage risk exposures relative to the Russell
1000
®
Growth Index.
To implement this strategy, the Fund is invested in a combination of direct U.S. equity positions and individual total return swaps on U.S. equity securities. Short exposure to equity securities is gained through the use of swap contracts and long exposure
to equity positions is gained by investing 100% of the portfolio directly in stocks and approximately 30% of the portfolio
through swaps.
While the strategy utilizes swaps as part of the implementation, stock selection and risk management are determined at the
overall portfolio level through a unified investment process.
Performance attribution of the swap positions is not a
meaningful measure and should not be evaluated as a separate component of the portfolio’s total return.
The 130/30 strategy permits a modest amount of short
exposure in conjunction with a predominantly long portfolio.
The Fund allocates approximately 130% of capital to long
equity exposures and approximately 30% of capital to short
equity exposures, thus maintaining 100% net exposure to the
underlying benchmark’s systematic risk and return. This Fund structure exploitation of security valuation insights more fully than a long-only portfolio.
The portfolio did not experience any liquidity events that had a material impact on performance.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I Jacobs, Ph.D. and Kenneth N. Levy, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities. The
Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell
Investment Group.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

34 - Fund Commentary - December 31, 2021 - NVIT Jacobs Levy Large Cap Growth Fund
Asset Allocation
1
Common Stocks 99.4%
Repurchase Agreement 0.1%
Total Return Swaps (0.1%)
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Software 14.9%
Technology Hardware, Storage & Peripherals 12.2%
Interactive Media & Services 8.9%
Semiconductors & Semiconductor Equipment 5.0%
Biotechnology 5.0%
Hotels, Restaurants & Leisure 4.4%
IT Services 4.3%
Internet & Direct Marketing Retail 4.2%
Chemicals 3.2%
Specialty Retail 2.9%
Other Industries
#
35.0%
100.0%
Top Holdings
2
Apple, Inc. 8.6%
Microsoft Corp. 8.6%
Alphabet, Inc., Class C 6.8%
Amazon.com, Inc. 4.2%
Booking Holdings, Inc. 2.0%
Mastercard , Inc., Class A 2.0%
Fortinet, Inc. 1.9%
Lockheed Martin Corp. 1.8%
AutoZone, Inc. 1.8%
Tesla, Inc. 1.5%
Other Holdings
#
60.8%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Fund Commentary - 35
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 40.45% 24.65% 18.60% 3/24/2008
Class II 39.87% 24.33% 18.31% 3/24/2008
Russell 1000
®
Growth
Index 27.60% 25.32% 19.79%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.94% 0.81%
Class II 1.19% 1.06%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

36 - Fund Commentary - December 31, 2021 - NVIT Jacobs Levy Large Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Jacobs Levy Large Cap Growth Fund versus performance of the Russell 1000
®
Growth Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2021 - Fund Commentary - 37
For the annual reporting period ended December 31, 2021,
the NVIT Multi-Manager Mid Cap Value Fund Class II returned
24.02%* versus 28.34% for its benchmark, the Russell
Midcap
®
Value Index (Total Return). For broader comparison,
the return for the Fund's closest Morningstar
®
peer category,
U.S. Insurance Mid-Cap Value (consisting of 66 Funds as
of December 31, 2021), was 27.85% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers are independent and may appear to be contradictory.
Please note that each subadviser wrote its commentary
to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by American Century Investment
Management, Inc. and Thompson, Siegel & Walmsley LLC
The following commentary is provided by American Century
Investment Management, Inc.:
U.S. stocks rose, and broad U.S. equity markets delivered
strong returns in 2021, buoyed by expanding vaccine
availability, federal aid, positive economic news, and strong corporate earnings reports. Stocks experienced some volatility throughout the year, however, due to the emergence of
the Delta and Omicron variants of COVID-19, supply chain
constraints, inflation concerns and labor shortages. Value
stocks outperformed, while mid-cap stocks outperformed small cap stocks but underperformed large cap stocks as measured
by the Russell family of indices. Value stocks outperformed
growth stocks over the reporting period.
Materials stocks dampened relative Fund performance. Stock
selection in Materials hindered relative Fund performance.
Higher materials costs pressured container and packaging
holdings such as Sonoco Products Co. (NYSE: SON). A lack of
exposure to metals and mining also dampened relative returns.
The Financials sector detracted, while security selection in the Financials sector weighed on relative returns against a
backdrop of strong equity markets and a continued reopening.
The Fund’s preference for higher-quality banks and investments in insurance dampened performance. Not owning companies
in the consumer finance industry also detracted. Health care stocks lagged, with stock selection and an overweight in health care hindered relative performance. Medical device maker
Zimmer Biomet Holdings Inc. (NYSE: ZBH) was a notable
detractor to Fund performance.
The medical device company Zimmer Biomet Holdings
(NYSE: ZBH) underperformed following strong performances
in the second half of 2020, when elective surgeries began
to be allowed during the pandemic. With the Omicron surge
late in the year, elective surgeries were delayed further by many providers. Arizona-based utility provider Pinnacle West
Capital Corporation (NYSE: PNW) underperformed due to
regulatory overhangs surrounding its pending general rate
case in Arizona. While the Arizona Corporation Commission
delivered a disappointing final determination on the case in early November, the stock rallied at the end of the year. Weak earnings in hospital management company Universal Health
Services, Inc.’s (NYSE: UHS) behavioral health segment
pressured shares. COVID-19 caused a psychiatric nurse
shortage, limiting Universal’s ability to fill beds and meet high demand. However, we think this issue is transitory and the risk/
reward profile remains attractive.
Security selection in the Industrials sector contributed to Fund performance. Stock selection in energy aided performance.
Select holdings in the machinery and electrical equipment
industries benefited performance. Electrical product provider
nVent Electric PLC (NYSE: NVT) was a top performer.
Information Technology stocks lifted returns. Top performers in the sector included semiconductor manufacturers and makers
of computers and peripherals. These companies benefited from strong demand and pricing trends. Energy exploration company
ConocoPhillips (NYSE: COP) helped drive outperformance in
the Energy sector, assisted by strong execution and higher
commodity prices. The exploration and production company
outperformed due in part to its continued strong execution.
During the third quarter, it unveiled an attractive 10-year
financial plan and announced an attractively priced acquisition of assets from a competitor. The stock also benefited from
stronger commodity prices. Provider of electrical products,
nVent Electric PLC. (NYSE: NVT) delivered strong quarterly
results executing well on pricing and productivity. nVent
has growing earnings power, supported by an end-market
recovery and stronger demand for industrial products. Shares of automotive aftermarket replacement parts retailer Advance
Auto Parts, Inc. (NYSE: AAP) outperformed due to better-than-
expected demand trends.
With regard to derivatives usage, the Portfolio buys foreign exchange forward hedge contracts to offset the inherent
currency risk of holding foreign securities.
The Fund did not experience any liquidity events that had a
material impact on Fund performance during the reporting
period.
Subadviser:
American Century Investment Management, Inc.
Portfolio Managers:
Phillip N. Davidson, CFA; Michael Liss, CFA; Kevin Toney,
CFA; and Brian Woglom, CFA

38 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Mid Cap Value Fund
The following commentary is provided by Thompson, Siegel &
Walmsley LLC:
The TSW sleeve of the NVIT Multi-Manager Mid Cap
Value Fund underperformed the benchmark in a continued
speculative environment with minimal to no fundamental
and valuation work being done by market participants. The
severity and level of speculation does however ebb and flow, influenced by a number of non-fundamental related factors,
not atypical to other historical speculative periods. With that context, the most severe speculative sub-period during the
year occurred within the first ten weeks of 2021, where the
market drastically favored deeply distressed, low quality stocks that was exacerbated by the short squeeze witnessed through
the meme stock boon. Stocks that were distressed, exhibiting high short interest and/or very high beta characteristics, were the dominant drivers of market return, presenting a headwind for our fundamentally driven process. From mid-March forward, while the market has been fairly volatile and has exhibited
shorter periods of heightened speculation (e.g., latter half of
October), in aggregate it has generally been more neutral on a relative basis. This somewhat more neutral backdrop since
mid-March, has coincided with outperformance for the strategy driven by positive stock selection.
The primary detractors from relative performance were
Financials, Real Estate, and Telecommunications sectors.
Within Financials, the market’s general demand for cyclical
stocks, along with the expectation of a steepening yield curve, negatively impacted the sleeve’s underweight allocation to
the banking and capital market sectors. At the stock level,
the sleeve’s positions in Annaly Capital Management, Inc.
(NYSE: NLY), a mortgage real estate investment trust (“REIT”), and Alleghany Corporation (NYSE: Y), a primary insurer and
reinsurer, were the primary detractors. Neither company had
any fundamental change to their business. We are compelled
by Annaly’s diversified busines model, high-quality book of
agency Mortgage Backed Securities (“MBS”) and a fairly
persistent double digit dividend yield. With respect to Alleghany
Corp., we continue to believe further upside exists as a high-
quality insurer with a number of operating businesses that
should benefit from a reopening of the economy and a positive pricing environment.
Within Real Estate, the sleeve’s underweighted allocations
to the industry was the primary detractor. Valuation levels do not properly reflect the risk of the underlying operators and properties. Of our positions held, JBG SMITH Properties
(NYSE: JBGS), a D.C. based office REIT, was the largest
detractor. There was no notable fundamental change that
occurred with the company. We continue to believe shares
remain undervalued and are supported by meaningful value in
its land bank and existing commercial assets in the Washington,
D.C. area, with a strong management team in place backed by
a proven playbook.
Lastly, within Telecommunications, our position in Liberty
Broadband Corp (NASDAQ: LBRDA), was the primary detractor.
Liberty Broadband operates as a holding company, which
provides cable, broadband and mobile location technology
services. Shares lagged, along with other cable providers, due to perceived increased competition in the industry as larger telecommunications companies further deploy home fiber
services. We continue to hold these securities, and believe
further value exists on a sum of the parts basis.**
The leading sector contributors were the Consumer
Discretionary, Utilities, and Health Care sectors. Within
Consumer Discretionary, the sleeve benefitted from positive
stock selection within the Media sector as well as several
idiosyncratic positions across the industry. Specifically,
ViacomCBS Inc (NASDAQ: VIAC), and DISCOVERY
COMMUNICATIONS INC. (NASDAQ: DISCA) continued
their positive momentum as investors anticipated stronger
advertising economics as the economy reopens. ViacomCBS
and Discovery were also further propelled by positive sentiment on over-the-top streaming platform growth. Both positions were sold into strength in the first quarter of 2021 following what we believe to be overly optimistic assumptions reflected in their share prices. Discovery was repurchased in the fourth quarter of 2021.
Within the Utilities sector, stock selection drove excess returns with our allocations in UGI Corp. (NYSE: UGI) as the top
contributor to sleeve performance. UGI Corp., a distributor of propane, and natural gas, moved higher earlier in the year
given positive propane sales following a cold winter season.
Lastly, the Health Care sector was also a positive contributor to sleeve performance, driven by positive security selection, with Laboratory Corp. of America Holdings (NYSE: LH) as the
top contributor. Laboratory Corp., a large independent clinical laboratory company moved higher off a number of positive data points including cost reduction to increased volume increases related to both COVID-19 and non-pandemic medical testing.
This sleeve did not experience any liquidity events that
materially impacted performance during the reporting period.
This sleeve did not hold derivatives during the reporting period.
Subadviser:
Thompson, Siegel & Walmsley LLC
Portfolio Managers:
Brett P. Hawkins, CFA
*High Double-digit returns are unusual and cannot be sustained.
** Sum-of-the-Parts Analysis (“SOTP”) estimates the value of each business segment within a company separately, which are then added together to arrive at the company’s implied total enterprise value.
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2021 - Fund Commentary - 39
that of other mutual funds. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell
Investment Group.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 96.2%
Repurchase Agreement 0.3%
Forward Currency Contracts
†
(0.0)%
Other assets in excess of liabilities 3.5%
100.0%
Top Industries
2
Insurance 11.1%
Health Care Providers & Services 7.5%
Media 5.4%
Food Products 4.8%
Equity Real Estate Investment Trusts (REITs) 4.8%
Oil, Gas & Consumable Fuels 4.7%
Electric Utilities 4.6%
Capital Markets 4.0%
Banks 3.4%
Containers & Packaging 3.4%
Other Industries
#
46.3%
100.0%
Top Holdings
2
Dollar Tree, Inc. 1.5%
Zimmer Biomet Holdings, Inc. 1.5%
Post Holdings, Inc. 1.5%
AmerisourceBergen Corp. 1.5%
Allstate Corp. (The) 1.4%
Evergy , Inc. 1.4%
Axalta Coating Systems Ltd. 1.4%
Centene Corp. 1.3%
CDK Global, Inc. 1.3%
Arch Capital Group Ltd. 1.3%
Other Holdings
#
85.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

40 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Mid Cap Value Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 24.20% 8.56% 12.35% 3/24/2008
Class II 24.02% 8.46% 12.22% 3/24/2008
Russell Midcap
®
Value
Index 28.34% 11.22% 13.44%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.01% 0.94%
Class II 1.10% 1.03%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2021 - Fund Commentary - 41
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Multi-Manager Mid Cap Value Fund versus performance of the Russell Midcap
®
Value Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

42 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Small Cap Growth Fund
For the annual reporting period ended December 31, 2021, the
NVIT Multi-Manager Small Cap Growth Fund Class I returned
10.31% versus 2.83% for its benchmark, the Russell 2000
®
Growth Index. For broader comparison, the median return for
the Fund's closest Morningstar
®
peer category, U.S. Insurance
Small Growth (consisting of 77 Funds as of December 31,
2021), was 8.89% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's fund performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to different Subadvisers. The Fund strives to benefit from the Subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers
are independent and may appear to be contradictory. Please
note that each Subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is Subadvised by Invesco Advisers, Inc. and
Wellington Management Company LLP.
The following commentary is provided by Invesco Advisers,
Inc.:
The Health Care, Industrials and Information Technology
sectors contributed most to the Fund during the reporting
period. From a securities perspective, Lattice Semiconductor
Corp (NASDAQ: LSCC), Herc Holdings Inc., (NYSE: HRI),
and Kornit Digital Ltd. (NASDAQ: KRNT) were the largest
contributors for individual securities during the reporting period returning 68.18%, 136.38% and 70.82% respectively. The
Fund continues to hold all three securities.
The Consumer Staples, Consumer Discretionary, and
Communication Services sectors detracted most to the Fund
during the reporting period. From and individual securities
perspective, Amedisys Inc. (NASDAQ: AMED), Irhythm
Technologies Inc. (NASDAQ: IRTC), and Freshpet Inc.
(NASDAQ: FRPT) were the largest detractors to the Fund’s
performance during the reporting period, returning -45.32%,
-64.48% and -32.90% respectively.
The Fund did not utilize derivatives during the reporting period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance during the reporting
period.
Subadviser:
Invesco Advisers, Inc.
Portfolio Managers:
Ash Shah, CFA, CPA; and Ronald J. Zibelli Jr., CFA
The following commentary is provided by Wellington
Management Company LLP:
U.S. equities, as measured by the S&P 500
®
Index, posted
positive results over the trailing 12-month period ended
December 31, 2021. In the first-quarter of 2021, U.S. equities rallied, bolstered by an accelerating COVID-19 vaccine rollout, substantial fiscal and monetary policy tailwinds, and upbeat forecasts for economic growth and earnings. Expectations for a strong rebound in the U.S. economy sparked inflationary fears, contributing to a pro-cyclical rotation. The Democrats secured slim majorities in both houses of Congress after winning
control of the Senate, bolstering President Biden’s prospects of advancing his legislative agenda.
In the second-quarter of 2021, U.S. equities rallied for the fifth consecutive quarter amid a backdrop of improving
COVID-19 vaccination rates, accelerating economic growth,
and a broader reopening of the economy. Inflation rose sharply during the quarter. Growing demand for goods and services
and significant global supply-chain disruptions drove consumer and producer prices sharply higher.
During the third-quarter of 2021, U.S. equities rose against a backdrop of accommodative monetary policy, robust corporate
earnings, and robust demand for goods and services. Growth
stocks outperformed their value counterparts for the quarter;
however, surging Treasury yields sparked a sharp sell-off in shares of large technology companies at the end of September, triggering a powerful rotation into value stocks.
U.S. equities surged in the fourth-quarter, registering their seventh consecutive quarterly gain. Risk sentiment was
bolstered by robust equity inflows, strong corporate earnings, favorable economic data, and extremely accommodative
financial conditions. The rapid spread of the Omicron variant led to the largest increase in U.S. COVID-19 cases since the onset of the pandemic, prompting a flurry of new restrictions and event cancellations. Inflation continued to surge against a backdrop of severe supply and labor shortages, rising energy prices, and high demand for goods and services, heightening
scrutiny of the U.S. Federal Reserve amid anxiety about a
potential policy mistake. In November, inflation accelerated to its highest level since 1982, as the Consumer Price Index
(“CPI”) rose 6.8% annually at the headline level and 4.9% at the core level. President Joe Biden signed into law a roughly
$1 trillion infrastructure bill, but the fate of the Democrats'
$1.75 trillion spending and climate change plan is uncertain after Democratic Senator Joe Manchin withheld support for
the current version of the plan due to concerns that it will exacerbate soaring inflation.
Returns during the period varied by market-cap. Large-cap
stocks, as measured by the S&P 500
®
Index and mid-cap stocks,
as measured by the S&P MidCap 400
®
Index outperformed
small-cap stocks, as measured by the Russell 2000
®
Index.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2021 - Fund Commentary - 43
The Wellington sleeve of the Fund outperformed the Russell
2000
®
Growth Index during the period. Sector allocation, a
residual of a bottom-up stock selection process, contributed to relative performance. An underweight allocation to Health
Care and overweighted allocations to Industrials and Real
Estate sectors contributed most to relative performance.
This was partially offset by underweight positions in Energy and Materials and an overweight position in the Financials
sector. Security selection modestly detracted from relative
performance. Weak selection within Communication Services,
Consumer Staples, and Consumer Discretionary detracted
from relative performance and was partially offset by stronger selection within the Information Technology, Industrials, and
Real Estate sectors.
Among the top contributors to relative performance during the period were overweight positions in Perficient, Inc. (NASDAQ:
PRFT) (Information Technology), Synaptics, Incorporated
(NASDAQ: SYNA) (Information Technology) and Triumph
Bancorp Inc. (NASDAQ: TBK) (Financials). Shares of Perficient,
a digital consultancy firm, rose during the period after posting strong second-quarter results at the end of July. Revenue grew
26% to $184.1 million, beating consensus estimates, with
non-Generally Accepted Accounting Principles (“non-GAAP”)
earnings per share (“EPS”) of $0.84 also coming in higher
than estimates. Results presented in October also showed
strong year-over-year growth. Shares of Synaptics, a human
interface solutions provider, rose during the period after the company reported results in November that beat consensus.
Demand continues to be far in excess of supply, with a backlog of purchase orders now constituting over 90% of fiscal 2022
estimated revenues. Synaptics also completed its previously
announced acquisition of DSP Group, Inc. (NASDAQ: DSPG)
in December. Shares of Triumph Bancorp rose during the
period after the company’s subsidiary, TriumphPay, announced it entered a definitive agreement to acquire HubTran, a cloud-
based provider of automation software for the transportation industry's back-office. The firm also reported results in October that grew year-over-year on net interest income and net interest margin.
The top relative detractors from performance were overweight positions in Cardlytics Inc. (NASDAQ: CDLX) (Communication
Services), Gan Ltd. (NASDAQ: GAN) (Consumer Discretionary),
and Hydrofarm Holdings Group Inc. (NASDAQ: HYFM)
(Industrials). Shares of Cardlytics, a marketing and purchase intelligence platform, fell during the period. Revenue came in below consensus estimates and platform billings were below
guidance, due to labor shortages and supply chain challenges.
Management updated full-year guidance that showed solid
year-over-year growth. During the period, the sleeve initiated a position in GAN, an enterprise solutions provider for online casino gaming. Shares fell during the period on the back of
earnings reported in November that saw revenue decrease
7% quarter-over-quarter. During the period, the sleeve initiated a position in Hydrofarm Holdings, a producer of agriculture
equipment and supplies. Shares fell during the period as the firm reported results in November and reaffirmed their full-year
2021 outlook.
The portfolio utilized exchange traded Funds (“ETFs”) during the period to equitize cash. The positions did not have a
material impact on the Fund during the period.
The sleeve did not experience any liquidity events during
the reporting period that would have a material impact on
performance.
Subadviser:
Wellington Management Company LLP
Portfolio Manager:
Mammen Chally, CFA; Douglas McLane, CFA; and David
Siegle, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s Subadviser makes investment decisions independently, and it is possible that the security selection process of one Subadviser will not complement that of another Subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single Subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell
Investment Group.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

44 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Small Cap Growth Fund
Asset Allocation
1
Common Stocks 98.3%
Repurchase Agreements 0.9%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Software 9.8%
Semiconductors & Semiconductor Equipment 8.6%
Health Care Equipment & Supplies 7.8%
Machinery 6.2%
Hotels, Restaurants & Leisure 5.8%
Biotechnology 5.8%
IT Services 4.3%
Trading Companies & Distributors 3.5%
Building Products 3.4%
Capital Markets 3.4%
Other Industries
#
41.4%
100.0%
Top Holdings
2
Lattice Semiconductor Corp. 2.3%
Tandem Diabetes Care, Inc. 1.8%
Manhattan Associates, Inc. 1.7%
WillScot Mobile Mini Holdings Corp. 1.6%
Kornit Digital Ltd. 1.5%
Fox Factory Holding Corp. 1.5%
Advanced Drainage Systems, Inc. 1.4%
Sprout Social, Inc., Class A 1.4%
Medpace Holdings, Inc. 1.4%
Ambarella , Inc. 1.4%
Other Holdings
#
84.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2021 - Fund Commentary - 45
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 10.31% 19.39% 16.11% 5/3/1999
Class II 10.05% 19.08% 15.82% 3/7/2002
Russell 2000
®
Growth
Index 2.83% 14.53% 14.14%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.15% 1.09%
Class II 1.40% 1.34%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

46 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Small Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Cap Growth Fund versus performance of the Russell 2000
®
Growth Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2021 - Fund Commentary - 47
For the annual reporting period ended December 31, 2021, the
NVIT Multi-Manager Small Cap Value Fund Class I returned
32.04%* versus 28.27% for its benchmark, the Russell 2000
®
Value Index. For broader comparison, the median return for
the Fund's closest Morningstar
®
peer category, U.S. Insurance
Small Value (consisting of 52 Funds as of December 31,
2021), was 32.11% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's fund performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers
are independent and may appear to be contradictory. Please
note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
The Fund is managed by Jacobs Levy Equity Management
Inc., and WCM Investment Management.
The following commentary is provided by Jacobs Levy Equity
Management Inc.:
In 2021, strong corporate earnings, unprecedented monetary
and fiscal policy, and mostly positive economic data fueled
stock gains. U.S. equities surged in 2021, and the broad
equity market advanced more than 25%. The S&P 500
®
Index
posted seventy record highs during the year, as stocks notched impressive gains in the first, second, and fourth quarters, while ending the third quarter flat. Investment leadership rotated during the year, with value, small cap, and dynamic stocks
doing better earlier in the year, while large cap, growth, and defensive stocks outperformed as the year progressed.
The sleeve’s investment process is engineered to combine
human insight and intuition, finance and behavioral theory,
and quantitative and statistical methods. The stock selection process entails sophisticated modeling of a large number of
stocks and proprietary factors using financial statements,
analyst forecasts, corporate management signals, economic
data and security pricing, as well as alternative data sources.
Based on factor models, returns for every security in the
sleeve’s investment universe were expected. The sleeve is
diversified across individual stocks, industries, and sectors.
In 2021, security selection in Industrials, Financials, and
Consumer Discretionary benefited the sleeve, although
security selection in Communication Services and Energy
sectors detracted from performance.
The sleeve did not use derivatives during the reporting period.
The sleeve did not experience any liquidity events that had a material impact on performance.
Subadviser:
Jacobs Levy Equity Management Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
The following commentary is provided by WCM Investment
Management:
For the majority of the past year, the Fund’s high-quality
approach has had difficulty keeping up with a market that
has favored lower quality, highly cyclical, and non-earning
businesses. We have seen the typical recovery playbook from
recessionary environments, where the lowest quality stocks
have surged and their quality counterparts have lagged in
comparison. The Fund took the opportunity to build positions in long-term opportunities that had been overlooked during a time of market exuberance, and the Fund is positioned well to potentially benefit over the long-run.
Markets saw a shift in sentiment in the last quarter of 2021, as sensible valuations and quality businesses were in favor while investors rotated away from high-flying growth stocks. This
backdrop was more favorable for the Fund compared to what
was seen through much of the year.
From an allocation perspective, the Fund’s underweighting in
Health Care was the primary contributor. The Fund’s overweight allocations to Consumer Staples and Information Technology
also contributed to Fund performance, while the Fund’s
underweight to Communication Services also contributed to
performance. Finally, avoidance of Utilities was also a strong contributor. From a selection standpoint, the Fund’s picks
in the Financials and Real Estate sectors were the primary
contributors. Selection within the Consumer Staples sector also contributed to performance. The three stocks that contributed most to relative Fund performance for the reporting period were
Inter Parfums, Inc. (NASDAQ: IPAR), Focus Financial Partners
Inc. (NASDAQ: FOCS) and Jones Lang LaSalle Inc. (NYSE:
JLL). Inter Parfums experienced a strong sales environment
amidst global reopening and continues to raise forward-
looking guidance, while Focus Financial benefitted from a
strong market environment for asset managers over the last
twelve months as the economy reopened, and remains a high
conviction holding for the Fund. The Fund continues to hold
both Inter Parfums and Focus. Finally, Jones Lang LaSalle was
also a strong beneficiary of economic reopening, as the overall commercial real estate environment has rebounded off of last year’s shutdowns. The Fund exited the position in late July, as the company grew beyond our market cap constraints.
Attribution analysis shows that while both allocation and
selection were detractors for the, security selection was the primary source of underperformance. From an allocation
perspective, the Fund’s avoidance of the Energy sector was
a primary detractor. The Fund’s underweight to Consumer
Discretionary also detracted. From a selection standpoint,
the Fund’s picks in the Industrials sector was the largest
source of underperformance. Selection within the Consumer
Discretionary and Communication Services, Health Care and
Materials were additional detractors. Additionally, the Fund’s cash position throughout the year was a performance headwind.

48 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Small Cap Value Fund
The three stocks that detracted most from Fund performance
for the reporting period were Ollie’s Bargain Outlet Holdings Inc.
(NASDAQ: OLLI), Healthcare Services Group, Inc. (NASDAQ:
HCSG) and American Woodmark Corporation (NASDAQ:
AMWD). For Ollie’s, the overall post COVID-19 environment
wasn’t as strong for discount retailers as it was throughout
2020. While some of the tailwinds that benefitted the company late last year have diminished, the long-term outlook remains intact and the Fund continues to hold the position. For Health
Care Services Group, pandemic induced occupancy has
resulted in increased labor cost. The Fund continues to hold the position. Finally, American Woodmark has been facing
production constraints related to supply chain issues, coupled with margin pressures due to cost inflation in both labor and logistics. Despite the near-term headwinds, conviction remains intact and the Fund continues to hold the position.
The sleeve did not use derivatives during the reporting period.
The sleeve did not experience any liquidity events that had any material impact on performance.
Subadviser:
WCM Investment Management
Portfolio Managers:
Jonathon Detter, CFA; Anthony B. Glickhouse, CFA; and
Patrick McGee, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities, including small companies and special situation companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund may invest in real estate investment trusts (REITs), which are subject to abrupt or erratic price movements and generally lack liquidity. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell
Investment Group.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2021 - Fund Commentary - 49
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreement 0.4%
Rights
†
0.0%
Other assets in excess of liabilities 1.6%
100.0%
Top Industries
2
Banks 6.7%
Insurance 5.4%
Capital Markets 5.0%
Specialty Retail 4.5%
Equity Real Estate Investment Trusts (REITs) 4.4%
Commercial Services & Supplies 4.4%
Chemicals 3.9%
Oil, Gas & Consumable Fuels 3.5%
Electronic Equipment, Instruments & Components 3.4%
Trading Companies & Distributors 3.4%
Other Industries
#
55.4%
100.0%
Top Holdings
2
Focus Financial Partners, Inc., Class A 2.6%
ePlus , Inc. 2.5%
Grocery Outlet Holding Corp. 2.4%
Addus HomeCare Corp. 2.3%
Inter Parfums , Inc. 2.1%
Element Solutions, Inc. 2.1%
CMC Materials, Inc. 1.9%
Cushman & Wakefield plc 1.8%
Enstar Group Ltd. 1.7%
Virtus Investment Partners, Inc. 1.7%
Other Holdings
#
78.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

50 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Small Cap Value Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 32.04% 8.40% 12.35% 10/31/1997
Class II 31.58% 8.12% 12.08% 10/31/1997
Class IV 31.93% 8.38% 12.36% 4/28/2003
Russell 2000
®
Value Index 28.27% 9.07% 12.03%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.15% 1.06%
Class II 1.40% 1.31%
Class IV 1.15% 1.06%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2021 - Fund Commentary - 51
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Value Fund
versus performance of the Russell 2000
®
Value Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

52 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Small Company Fund
For the annual reporting period ended December 31, 2021, the
NVIT Multi-Manager Small Company Fund Class I returned
30.84%* versus 14.82% for its benchmark, the Russell 2000
®
Index. For broader comparison, the median return for the
Fund's closest Morningstar
®
peer category, U.S. Insurance
Small Blend (consisting of 97 Funds as of December 31,
2021), was 21.96% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's fund performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund
strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please
note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by Invesco Advisers, Inc. and Jacobs
Levy Equity Management, Inc.
The following commentary is provided by Invesco Advisers, Inc.
The Health Care, Industrials and Information Technology
sectors contributed most to the sleeve during the reporting
period. Lattice Semiconductor Corp. (NASDAQ: LSCC), Herc
Holdings Inc. (NYSE: HRI), and Kornit Digital Ltd. (NASDAQ:
KRNT) were the largest contributors for individual securities during the reporting period, returning 68.18%, 136.38% and
70.82% respectively. The sleeve still holds all three securities as of the end of the reporting period.
The Consumer Staples, Consumer Discretionary and
Communication Services sectors were the largest detractors
to the sleeve during the reporting period. Irhythm Technologies
Inc. (NASDAQ: IRTCA), Amedisys Inc. (NASDAQ: AMED), and
Freshpet Inc. (NASDAQ: FRPT) were the largest detracting
individual securities to the sleeve during the time period,
returning -64.48%, -45.32% and -32.90% respectively. The
Fund no longer holds iRhythm Technologies, Inc. or Amedisys,
Inc. but still holds Freshpet Inc.
The sleeve did not utilize derivatives during the reporting period.
The sleeve did not experience any liquidity events that had
a material impact on Fund performance during the reporting
period.
Subadviser:
Invesco Advisers, Inc.
Portfolio Managers:
Ash Shah, CFA, CPA; and Ronald J. Zibelli Jr., CFA
The following commentary is provided by Jacobs Levy Equity
Management, Inc.:
In 2021, strong corporate earnings, unprecedented monetary
and fiscal policy, and mostly positive economic data fueled
stock gains. U.S. equities surged in 2021, and the broad
equity market advanced more than 25%. The S&P 500
®
Index
posted seventy record highs during the year, as stocks notched impressive gains in the first, second, and fourth quarters, while ending the third quarter flat. Investment leadership rotated during the year, with value, small cap, and dynamic stocks
doing better earlier in the year, while large cap, growth, and defensive stocks outperformed as the year progressed.
The sleeve’s investment process is engineered to combine
human insight and intuition, finance and behavioral theory,
and quantitative and statistical methods. The stock selection process entails sophisticated modeling of a large number of
stocks and proprietary factors using financial statements,
analyst forecasts, corporate management signals, economic
data, and security pricing, as well as alternative data sources.
Based on factor models, returns were expected for every
security in the sleeve’s investment universe. The sleeve is
diversified across individual stocks, industries, and sectors.
In 2021, security selection in Industrials, Financials, and
Consumer Discretionary benefited sleeve performance,
although security selection in Energy and Communication
Services detracted from performance.
The sleeve did not utilize derivatives during the reporting period.
The sleeve did not experience any liquidity events that had a material impact on performance.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

NVIT Multi-Manager Small Company Fund - December 31, 2021 - Fund Commentary - 53
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide
Mutual Funds are not sponsored, endorsed, or promoted by Russell, and
Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark
of Russell Investment Group.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreements 1.1%
Corporate Bonds
†
0.0%
Preferred Stock
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Banks 8.2%
Equity Real Estate Investment Trusts (REITs) 5.3%
Insurance 4.5%
Health Care Equipment & Supplies 4.5%
Semiconductors & Semiconductor Equipment 4.4%
Software 4.3%
Machinery 4.2%
Oil, Gas & Consumable Fuels 4.1%
Trading Companies & Distributors 3.7%
Specialty Retail 3.4%
Other Industries
#
53.4%
100.0%
Top Holdings
2
Lattice Semiconductor Corp. 1.1%
Olin Corp. 1.0%
Repligen Corp. 0.9%
Kornit Digital Ltd. 1.0%
Manhattan Associates, Inc. 0.9%
Tandem Diabetes Care, Inc. 0.9%
Medpace Holdings, Inc. 0.9%
Ambarella , Inc. 0.9%
Advanced Drainage Systems, Inc. 0.9%
Saia, Inc. 0.8%
Other Holdings
#
90.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

54 - Fund Commentary - December 31, 2021 - NVIT Multi-Manager Small Company Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 30.84% 14.87% 14.77% 10/23/1995
Class II 30.51% 14.58% 14.48% 3/5/2002
Class IV 30.77% 14.87% 14.77% 4/28/2003
Russell 2000
®
Index 14.82% 12.02% 13.23%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.11% 1.09%
Class II 1.36% 1.34%
Class IV 1.11% 1.09%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Multi-Manager Small Company Fund - December 31, 2021 - Fund Commentary - 55
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Company Fund versus performance of the Russell 2000
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

56 - Fund Commentary - December 31, 2021 - NVIT Neuberger Berman Multi Cap Opportunities Fund
For the annual reporting period ended December 31, 2021,
the NVIT Neuberger Berman Multi-Cap Opportunities Fund
(formerly, Neuberger Berman NVIT Multi-Cap Opportunities
Fund) Class I returned 26.57%* versus 28.71% for its
benchmark, the S&P 500
®
Index. For broader comparison,
the median return for the Fund's closest Morningstar
®
peer
category, U.S. Insurance Large Blend (consisting of 246 Funds as of December 31, 2021), was 26.94% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the average annual total return chart in this report's fund performance section.
In 2021, stock selection within Communication Services,
Consumer Discretionary, and Materials sectors detracted
from relative performance vs. the benchmark, the S&P 500
®
Index. The Fund’s zero exposure to Energy and Real Estate,
and underweight to Information Technology also detracted
from relative performance. Strong stock selection within the
Health Care, Industrials, and Information Technology sectors benefitted relative performance. The Portfolio benefitted from an overweight position to Financials, and an underweight
position to Health Care and Utilities. The Fund generated strong absolute performance during the year, highlighted by robust
returns within the Financials, Health Care, and Information
Technology sectors.
The three largest individual detractors to performance were
Activision Blizzard, Inc. (NASDAQ: ATVI), Cable One Inc.
(NYSE: CABO), and Las Vegas Sands Corp. (NYSE: LVS).
Activision Blizzard and Cable One remain Fund holdings.
The Fund reduced its position in Activision Blizzard during the period. The Fund exited its position in Las Vegas Sands during the third quarter of 2021. The top three individual contributors to performance were Alphabet Inc. (NASDAQ: GOOGL), HCA
Healthcare Inc. (NYSE: HCA), and Microsoft Corporation
(NASDAQ: MSFT), all of which remain core holdings of the
Fund.
The Fund did not utilize derivatives during the period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Neuberger Berman Investment Advisers LLC
Portfolio Manager:
Richard S. Nackenson
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities (including small companies and special situation companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3)
are more vulnerable to adverse business and economic developments and
4) have more-limited resources. The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
The Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S. securities).
The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2021 - Fund Commentary - 57
Asset Allocation
1
Com mon Stocks 99.8%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Capital Markets 9.9%
Communications Equipment 6.3%
Technology Hardware, Storage & Peripherals 5.3%
Hotels, Restaurants & Leisure 5.3%
Containers & Packaging 5.2%
Machinery 5.1%
Diversified Financial Services 5.0%
Software 4.9%
Interactive Media & Services 4.8%
Specialty Retail 3.8%
Other Industries 44.4%
100.0%
Top Holdings
2
Apple, Inc. 5.3%
Berkshire Hathaway, Inc., Class B 5.0%
Microsoft Corp. 4.9%
Alphabet, Inc., Class C 4.8%
Brookfield Asset Management, Inc., Class A 4.3%
HCA Healthcare, Inc. 3.7%
Motorola Solutions, Inc. 3.6%
Ball Corp. 3.2%
CSX Corp. 3.1%
JPMorgan Chase & Co. 3.0%
Other Holdings 59.1%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

58 - Fund Commentary - December 31, 2021 - NVIT Neuberger Berman Multi Cap Opportunities Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 26.57% 16.96% 15.99% 3/24/2008
Class II 26.42% 16.83% 15.87% 3/24/2008
S&P 500
®
Index 28.71% 18.47% 16.55%
Expense Ratios
Expense
Ratio
^
Class I 0.85%
Class II 0.95%
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2021 - Fund Commentary - 59
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Neuberger Berman Multi Cap Opportunities Fund
versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

60 - Fund Commentary - December 31, 2021 - NVIT Real Estate Fund
For the annual reporting period ended December 31, 2021,
the NVIT Real Estate Fund Class I returned 46.75%* versus
45.91% for its benchmark, the Dow Jones U.S. Select Real
Estate Securities Index (RESI). For broader comparison,
the median return for the Fund's closest Morningstar
®
peer
category, U.S. Insurance Real Estate (consisting of 38 Funds as of December 31, 2021), was 41.46% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the average annual total return chart in this report's fund performance section.
U.S. equities, as measured by the S&P 500
®
Index posted
positive results over the trailing 12-month period ending
December 31, 2021. In the first-quarter of 2021, U.S. equities rallied, bolstered by an accelerating vaccine rollout, substantial fiscal and monetary policy tailwinds, and upbeat forecasts
for economic growth and earnings. Expectations for a strong
rebound in the U.S. economy sparked inflationary fears,
contributing to a pro-cyclical rotation. The Democrats secured slim majorities in both houses of Congress after winning
control of the Senate, bolstering President Biden’s prospects of advancing his legislative agenda.
In the second-quarter of 2021, U.S. equities rallied for the fifth consecutive quarter amid a backdrop of improving vaccination rates, accelerating economic growth, and a broader reopening of the economy. Inflation rose sharply during the quarter, as robust demand for goods and services, along with significant global supply-chain disruptions, drove consumer and producer prices sharply higher.
During the third-quarter of 2021, U.S. equities rose against a backdrop of accommodative monetary policy, robust corporate
earnings, and strong demand for goods and services. Growth
stocks outperformed their value counterparts for the quarter;
however, surging Treasury yields sparked a sharp sell-off in shares of large technology companies at the end of September, triggering a powerful rotation into value stocks.
U.S. equities surged in the fourth-quarter, registering their seventh consecutive quarterly gain. Risk sentiment was
bolstered by robust equity inflows, strong corporate earnings, favorable economic data, and extremely accommodative
financial conditions. The rapid spread of the Omicron variant led the largest increase in U.S. COVID-19 cases since the onset of the pandemic, prompting a flurry of new restrictions and event cancellations. Inflation continued to surge against a backdrop of severe supply and labor shortages, rising energy prices, and high demand for goods and services, heightening scrutiny of
the U.S. Federal Reserve amid anxiety about a potential policy mistake. In November, inflation accelerated to its highest level since 1982, as the Consumer Price Index rose 6.8% annually
at the headline level and 4.9% at the core level. President
Joe Biden signed into law a roughly $1 trillion infrastructure bill, but the fate of the Democrats' $1.75 trillion spending and climate change plan is uncertain after Democratic Senator Joe
Manchin withheld support for the current version of the plan due to concerns that it will exacerbate soaring inflation.
Security selection was the driver of relative outperformance.
Strong selection in self-storage facilities, healthcare real estate, and lodging was partially offset by weaker selection in office, real estate technology, and retail-shopping centers.
Sector allocation, a residual of our bottom-up stock selection process, marginally added to performance. An underweight
to specialty finance and overweight to real estate service
company contributed to relative results, while an overweight in real estate technology and underweight in retail-malls partially offset performance.
Top contributors to relative performance during the period
included Extra Space Storage, Inc. (NYSE: EXR) (self-storage facilities), Life Storage Inc. (NYSE: LSI) (self-storage facilities), and Independence Realty Trust Inc. (NYSE: IRT) (multifamily).
Shares of Extra Space Storage and Life Storage advanced
during the period on the back of strong cash flow growth and higher earnings forecasts. Self-storage real estate investment trusts (“REITs”) had record same-store net operating income
growth in 2021 that is expected to slow somewhat in 2022.
However, with the deceleration in expected rent growth rates, net operating income is likely to remain well elevated versus any historical pre COVID-19 trends given continued strong
demand for storage space. Independence Realty shares also
ended the period higher. The apartment REIT reported strong
third-quarter earnings towards the end of the period driven by favorable macro trends across core markets and the execution of growth initiatives. Management also raised fiscal year funds from operations (“FFO”) guidance.
Top detractors from relative returns during the period included an out-of-benchmark position in Equinix Inc. (NASDAQ: EQIX)
(real estate technology), Simon Property Group Inc. (NYSE:
SPG) (retail – malls), and not owning Mid-America Apartment
Communities Inc. (NYSE: MAA) (multifamily). Shares of
Equinix ended the period higher. The data-center REIT is well positioned as tailwinds from interconnected data-center space continue to support fundamentals, driven by the acceleration in enterprise cloud adoption and internet customers’ demands.
To support this demand, Equinix is expanding its International
Business Exchange data centers, globally. Simon Property
Group shares rose during the period. The shopping mall REIT
posted strong third-quarter earnings at the end of the period with funds from operations up 52% year-over-year. Simon
Property also raised its full-year 2021 guidance and quarterly dividend driven by continued occupancy gains and accelerated retailer sales. The Fund eliminated its position to reduce risk in the Fund as the team believes shopping malls still face strong headwinds.
The Fund anticipates economic activity to have a wide range
of outcomes by country in 2022. Governments continue to
have varied responses to COVID-19, with Western countries
largely living with COVID-19 and Eastern countries largely
still in lockdown. Apart from labor, we believe inflation has peaked. If the Omicron variant wanes, economic activity could be relatively healthy to enter the year. However, by mid-2022, the Fund’s growth outlook becomes more cautious. Difficult
comparisons and the roll-off of unprecedented levels of fiscal stimulus will present headwinds. Most central banks appear

NVIT Real Estate Fund - December 31, 2021 - Fund Commentary - 61
behind the curve, focused on near-term inflation, telegraphing quantitative tightening and rate increases. Tighter fiscal policy will be challenging for market multiples, particularly for higher growth, higher multiple stocks.
The Fund continues to be positioned toward companies with
strong pricing power and shorter lease duration in the current elevated inflationary environment. With the second derivative of inflation slowing, the Fund has lightened up on higher multiple sectors such as industrial, self-storage, and technology. The
Fund remains positive on apartments, single-family rental,
and brokers where earnings growth is still accelerating. On
the margin we have shifted toward sectors that offer more
attractive valuations and a possible bottom in fundamentals
such as retail, lodging, senior housing and select office names.
Within lodging, a new sub-sector is time shares, where there is anticipated robust demand, given high leisure hotel rates and shrinking inventory on Airbnb as owners use their homes more.
We remain cautious on sectors with little to no pricing power and / or have significant labor input costs such as regional malls, data centers, triple-net lease, and high acuity healthcare.
Thematically, there is still opportunity to shift toward the suburbs by millennials benefiting local shopping centers, single-family rental, and self-storage.
The Fund did not utilize derivatives during the period.
The Fund did not experience any liquidity issues that had any material impact on performance during the period.
Subadviser:
Wellington Management Company LLP
Portfolio Manager:
Bradford D. Stoesser
*High double-digit returns are unusual and cannot be sustained.
The Fund is a non-diversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies
1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-
limited resources. The Fund concentrates on investments in the real estate investment trust (REIT) sector, subjecting it to greater volatility than that of other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.0%
Other assets in exce ss of liabilities 1.0%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 90.8%
Real Estate Management & Development 5.5%
Health Care Providers & Services 1.7%
Hotels, Restaurants & Leisure 1.5%
Household Durables 0.5%
100.0%
Top Holdings
2
Prologis, Inc. 11.2%
Extra Space Storage, Inc. 6.0%
AvalonBay Communities, Inc. 5.2%
Welltower , Inc. 4.6%
American Tower Corp. 4.2%
UDR, Inc. 4.0%
Life Storage, Inc. 3.9%
Simon Property Group, Inc. 3.7%
Sun Communities, Inc. 3.6%
Rexford Industrial Realty, Inc. 3.5%
Other Holdings 50.1%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

62 - Fund Commentary - December 31, 2021 - NVIT Real Estate Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 46.75% 13.18% 11.24% 3/24/2008
Class II 46.33% 12.89% 10.96% 3/24/2008
Dow Jones U.S. Select
Real Estate Securities
Index (RESI) 45.91% 9.65% 10.69%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.94% 0.93%
Class II 1.19% 1.18%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Real Estate Fund - December 31, 2021 - Fund Commentary - 63
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Real Estate Fund versus performance of the Dow
Jones U.S. Select Real Estate Securities Index (RESI) over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

64 - Shareholder Expense Example - December 31, 2021 - Equity Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT Allspring Discovery Fund
Class I Shares
Actual
(b)
1,000.00 935.40 4.00 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class II Shares
Actual
(b)
1,000.00 933.80 5.22 1.07
Hypothetical
(b)(c)
1,000.00 1,019.81 5.45 1.07
NVIT AQR Large Cap Defensive Style Fund
Class I Shares
Actual
(b)
1,000.00 1,103.50 4.24 0.80
Hypothetical
(b)(c)
1,000.00 1,021.17 4.08 0.80
Class II Shares
Actual
(b)
1,000.00 1,101.90 5.56 1.05
Hypothetical
(b)(c)
1,000.00 1,019.91 5.35 1.05
Class IV Shares
Actual
(b)
1,000.00 1,103.60 4.24 0.80
Hypothetical
(b)(c)
1,000.00 1,021.17 4.08 0.80

Equity Funds - December 31, 2021 - Shareholder Expense Example - 65
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT BlackRock Equity Dividend Fund
Class I Shares
Actual
(b)
1,000.00 1,033.40 4.10 0.80
Hypothetical
(b)(c)
1,000.00 1,021.17 4.08 0.80
Class II Shares
Actual
(b)
1,000.00 1,032.30 5.38 1.05
Hypothetical
(b)(c)
1,000.00 1,019.91 5.35 1.05
Class IV Shares
Actual
(b)
1,000.00 1,033.40 4.10 0.80
Hypothetical
(b)(c)
1,000.00 1,021.17 4.08 0.80
NVIT BNY Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 1,130.20 3.28 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
Class II Shares
Actual
(b)
1,000.00 1,128.80 4.61 0.86
Hypothetical
(b)(c)
1,000.00 1,020.87 4.38 0.86
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund
Class I Shares
Actual
(b)
1,000.00 1,109.90 4.63 0.87
Hypothetical
(b)(c)
1,000.00 1,020.82 4.43 0.87
Class II Shares
Actual
(b)
1,000.00 1,108.80 5.53 1.04
Hypothetical
(b)(c)
1,000.00 1,019.96 5.30 1.04
Class X Shares
Actual
(b)
1,000.00 1,110.40 3.94 0.74
Hypothetical
(b)(c)
1,000.00 1,021.48 3.77 0.74
Class Z Shares
Actual
(b)
1,000.00 1,109.10 5.26 0.99
Hypothetical
(b)(c)
1,000.00 1,020.21 5.04 0.99
NVIT BNY Mellon Sustainable U.S. Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,122.20 4.65 0.87
Hypothetical
(b)(c)
1,000.00 1,020.82 4.43 0.87
Class II Shares
Actual
(b)
1,000.00 1,122.40 4.65 0.87
Hypothetical
(b)(c)
1,000.00 1,020.82 4.43 0.87
NVIT J.P. Morgan U.S. Equity Fund
Class II Shares
Actual
(b)
1,000.00 1,127.70 4.77 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class Y Shares
Actual
(b)
1,000.00 1,131.70 2.36 0.44
Hypothetical
(b)(c)
1,000.00 1,022.99 2.24 0.44
NVIT Jacobs Levy Large Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,184.50 4.46 0.81
Hypothetical
(b)(c)
1,000.00 1,021.12 4.13 0.81
Class II Shares
Actual
(b)
1,000.00 1,181.60 5.83 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
NVIT Multi-Manager Mid Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,062.00 4.83 0.93
Hypothetical
(b)(c)
1,000.00 1,020.52 4.74 0.93
Class II Shares
Actual
(b)
1,000.00 1,060.50 5.30 1.02
Hypothetical
(b)(c)
1,000.00 1,020.06 5.19 1.02

66 - Shareholder Expense Example - December 31, 2021 - Equity Funds
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT Multi-Manager Small Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,025.30 5.56 1.09
Hypothetical
(b)(c)
1,000.00 1,019.71 5.55 1.09
Class II Shares
Actual
(b)
1,000.00 1,024.50 6.84 1.34
Hypothetical
(b)(c)
1,000.00 1,018.45 6.82 1.34
NVIT Multi-Manager Small Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,063.40 5.51 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
Class II Shares
Actual
(b)
1,000.00 1,061.80 6.81 1.31
Hypothetical
(b)(c)
1,000.00 1,018.60 6.67 1.31
Class IV Shares
Actual
(b)
1,000.00 1,062.40 5.51 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
NVIT Multi-Manager Small Company Fund
Class I Shares
Actual
(b)
1,000.00 1,060.60 5.51 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
Class II Shares
Actual
(b)
1,000.00 1,058.80 6.80 1.31
Hypothetical
(b)(c)
1,000.00 1,018.60 6.67 1.31
Class IV Shares
Actual
(b)
1,000.00 1,060.30 5.50 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
NVIT Neuberger Berman Multi Cap Opportunities
Fund
Class I Shares
Actual
(b)
1,000.00 1,109.00 4.47 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class II Shares
Actual
(b)
1,000.00 1,108.50 5.00 0.94
Hypothetical
(b)(c)
1,000.00 1,020.47 4.79 0.94
NVIT Real Estate Fund
Class I Shares
Actual
(b)
1,000.00 1,197.10 4.71 0.85
Hypothetical
(b)(c)
1,000.00 1,020.92 4.33 0.85
Class II Shares
Actual
(b)
1,000.00 1,194.90 6.09 1.10
Hypothetical
(b)(c)
1,000.00 1,019.66 5.60 1.10
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT Allspring Discovery Fund - December 31, 2021 - Statement of Investments - 67
Common Stocks 98.8%
Shares Value ($)
ARGENTINA 2.4%
Internet & Direct Marketing Retail 2.4%
MercadoLibre , Inc. * 12,426 16,755,218
BRAZIL 0.4%
IT Services 0.4%
StoneCo Ltd., Class A *(a) 167,030 2,816,126
CANADA 0.9%
Software 0.9%
Lightspeed Commerce, Inc. * 160,102 6,472,924
DENMARK 0.7%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR * 34,329 4,618,280
INDIA 1.6%
IT Services 1.6%
WNS Holdings Ltd., ADR * 124,292 10,965,040
ISRAEL 1.9%
Internet & Direct Marketing Retail 1.9%
Global-e Online Ltd. * 202,700 12,849,153
SWITZERLAND 1.2%
Biotechnology 0.4%
CRISPR Therapeutics AG *(a) 36,008 2,728,686
Textiles, Apparel & Luxury Goods 0.8%
On Holding AG, Class A *(a) 145,800 5,512,698
8,241,384
UNITED STATES 89.7%
Aerospace & Defense 1.9%
Axon Enterprise, Inc. * 85,500 13,423,500
Banks 0.9%
Silvergate Capital Corp.,
Class A * 43,200 6,402,240
Biotechnology 4.3%
Mirati Therapeutics, Inc. * 33,214 4,872,162
Natera , Inc. * 122,635 11,452,882
ORIC Pharmaceuticals, Inc.
*(a) 124,694 1,833,002
Turning Point Therapeutics,
Inc. * 70,173 3,347,252
Twist Bioscience Corp. * 50,697 3,923,441
Zentalis Pharmaceuticals,
Inc. * 50,400 4,236,624
29,665,363
Building Products 3.5%
Advanced Drainage Systems,
Inc. 79,000 10,754,270
Trex Co., Inc. * 102,179 13,797,230
24,551,500
Capital Markets 1.4%
MarketAxess Holdings, Inc. 24,200 9,952,734
Commercial Services & Supplies 2.1%
Casella Waste Systems, Inc.,
Class A * 171,410 14,641,842
Diversified Consumer Services 1.2%
Mister Car Wash, Inc. *(a) 439,864 8,009,923
Electrical Equipment 2.1%
Generac Holdings, Inc. * 42,070 14,805,274
Common Stocks
Shares Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components 5.4%
Cognex Corp. 134,000 10,419,840
Novanta , Inc. * 65,439 11,538,859
Teledyne Technologies, Inc. * 35,389 15,461,100
37,419,799
Entertainment 1.2%
Roku, Inc. *(a) 36,700 8,374,940
Equity Real Estate Investment Trusts (REITs) 1.9%
Rexford Industrial Realty, Inc. 162,800 13,204,708
Health Care Equipment & Supplies 9.5%
ABIOMED, Inc. * 21,699 7,793,630
DexCom , Inc. * 23,075 12,390,121
Heska Corp. *(a) 42,517 7,758,927
Inari Medical, Inc. * 149,444 13,639,754
Insulet Corp. * 36,298 9,657,809
Shockwave Medical, Inc. * 77,790 13,872,291
65,112,532
Health Care Providers & Services 3.9%
Amedisys , Inc. * 65,623 10,623,051
Oak Street Health, Inc. *(a) 167,028 5,535,308
Option Care Health, Inc. * 392,192 11,153,941
27,312,300
Health Care Technology 1.7%
Doximity , Inc., Class A *(a) 101,508 5,088,596
Inspire Medical Systems,
Inc. * 28,900 6,648,734
11,737,330
Hotels, Restaurants & Leisure 3.3%
Chipotle Mexican Grill, Inc. * 8,525 14,903,831
Domino's Pizza, Inc. 14,621 8,251,069
23,154,900
Insurance 1.4%
Goosehead Insurance, Inc.,
Class A 75,000 9,756,000
Interactive Media & Services 4.2%
Bumble, Inc., Class A * 213,300 7,222,338
IAC/InterActiveCorp *(a) 70,437 9,206,820
ZoomInfo Technologies, Inc.,
Class A * 197,200 12,660,240
29,089,398
Internet & Direct Marketing Retail 1.5%
Etsy, Inc. * 48,971 10,721,711
IT Services 8.3%
EPAM Systems, Inc. * 12,824 8,572,203
Globant SA * 58,774 18,460,326
Marqeta , Inc., Class A *(a) 316,100 5,427,437
MongoDB, Inc. *(a) 45,691 24,186,531
56,646,497
Leisure Products 1.5%
Callaway Golf Co. * 377,109 10,347,871
Life Sciences Tools & Services 3.2%
10X Genomics, Inc., Class
A *(a) 81,689 12,168,394
Bio-Rad Laboratories, Inc.,
Class A * 13,396 10,121,616
22,290,010
Professional Services 1.7%
Clarivate plc *(a) 497,636 11,704,399

68 - Statement of Investments - December 31, 2021 - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Road & Rail 2.1%
Saia, Inc. * 44,064 14,850,890
Semiconductors & Semiconductor Equipment 5.4%
Azenta , Inc. 87,800 9,053,058
Enphase Energy, Inc. * 69,625 12,737,198
Impinj , Inc. *(a) 73,700 6,537,190
MKS Instruments, Inc. 52,432 9,132,081
37,459,527
Software 13.8%
Avalara, Inc. *(a) 84,945 10,967,249
Bill.com Holdings, Inc. *(a) 77,159 19,224,165
Black Knight, Inc. * 197,371 16,360,082
Crowdstrike Holdings, Inc.,
Class A *(a) 52,560 10,761,660
Elastic NV * 96,528 11,881,632
Five9, Inc. * 150,000 20,598,001
Olo , Inc., Class A *(a) 241,400 5,023,534
94,816,323
Trading Companies & Distributors 2.3%
SiteOne Landscape Supply,
Inc. * 66,578 16,130,518
621,582,029
Total Common Stocks
(cost $475,904,507) 684,300,154
Repurchase Agreements 2.3%
Principal
Amount ($)
BofA Securities,
Inc., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,000,005,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 6.25%, maturing
1/13/2022 - 10/5/2045;
total market value
$1,020,010.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald &
Co., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $2,063,174,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.05%, maturing
5/1/2024 - 7/20/2071;
total market value
$2,104,428.(b)(c) 2,063,165 2,063,165
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase
price $1,000,006,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $1,020,410.(b)(c) 1,000,000 1,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase
price $10,000,098,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$10,200,087.(b)(c) 10,000,000 10,000,000
Pershing LLC, 0.08%,
dated 12/31/2021, due
1/3/2022, repurchase
price $2,000,014,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $16,063,165) 16,063,165
Total Investments
(cost $491,967,672)   — 101.1% 700,363,319
Liabilities in excess of other assets
— (1.1)% (7,579,137)
NET ASSETS — 100.0%
$ 692,784,182

NVIT Allspring Discovery Fund - December 31, 2021 - Statement of Investments - 69
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $114,891,957, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,063,165 and by
$103,909,953 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $119,973,118.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$16,063,165.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - December 31, 2021 - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 99.2%
Shares Value ($)
Air Freight & Logistics 2.6%
CH Robinson Worldwide, Inc.
(a) 75,716 8,149,313
Expeditors International of
Washington, Inc. 68,492 9,197,791
United Parcel Service, Inc.,
Class B 15,618 3,347,562
20,694,666
Banks 1.3%
First Citizens BancShares,
Inc., Class A(a) 860 713,662
JPMorgan Chase & Co. 19,886 3,148,948
Signature Bank 817 264,275
SVB Financial Group* 8,298 5,628,036
Western Alliance Bancorp 4,937 531,468
10,286,389
Beverages 3.5%
Brown-Forman Corp., Class B 4,946 360,366
Coca-Cola Co. (The) 114,567 6,783,512
Monster Beverage Corp.* 88,768 8,525,279
PepsiCo, Inc. 68,443 11,889,233
27,558,390
Biotechnology 4.6%
AbbVie, Inc. 10,795 1,461,643
Amgen, Inc. 42,944 9,661,112
Biogen, Inc.* 8,549 2,051,076
Moderna, Inc.* 14,727 3,740,364
Regeneron Pharmaceuticals,
Inc.* 16,019 10,116,319
Seagen, Inc.* 21,144 3,268,862
United Therapeutics Corp.* 13,080 2,826,326
Vertex Pharmaceuticals, Inc.* 14,951 3,283,240
36,408,942
Building Products 0.2%
Carrier Global Corp. 27,047 1,467,029
Capital Markets 1.7%
BlackRock, Inc. 4,149 3,798,659
CME Group, Inc. 19,698 4,500,205
MarketAxess Holdings, Inc. 2,112 868,602
T. Rowe Price Group, Inc.(a) 22,170 4,359,509
13,526,975
Chemicals 2.7%
Air Products & Chemicals, Inc. 4,353 1,324,444
CF Industries Holdings, Inc. 18,817 1,331,867
Corteva, Inc. 41,820 1,977,250
Ecolab, Inc. 49,667 11,651,382
Olin Corp. 5,691 327,346
PPG Industries, Inc. 11,451 1,974,610
Sherwin-Williams Co. (The) 7,202 2,536,256
21,123,155
Commercial Services & Supplies 2.7%
Copart, Inc.* 15,158 2,298,256
Republic Services, Inc. 50,941 7,103,722
Rollins, Inc. 8,185 280,009
Waste Management, Inc. 69,223 11,553,319
21,235,306
Common Stocks
Shares Value ($)
Communications Equipment 0.8%
Cisco Systems, Inc. 102,561 6,499,291
Containers & Packaging 0.2%
AptarGroup, Inc. 2,115 259,045
Packaging Corp. of America 12,474 1,698,335
1,957,380
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc. 206,019 10,704,747
Electric Utilities 4.7%
Alliant Energy Corp. 5,271 324,008
American Electric Power Co.,
Inc. 50,073 4,454,995
Duke Energy Corp. 44,721 4,691,233
Evergy, Inc. 38,619 2,649,649
Eversource Energy 42,108 3,830,986
IDACORP, Inc. 11,736 1,329,806
NextEra Energy, Inc. 123,040 11,487,014
Pinnacle West Capital Corp. 51,852 3,660,233
Xcel Energy, Inc. 76,481 5,177,764
37,605,688
Electrical Equipment 1.0%
Eaton Corp. plc 26,238 4,534,451
Emerson Electric Co. 3,482 323,722
Rockwell Automation, Inc. 8,297 2,894,408
7,752,581
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp., Class A 4,939 431,965
Cognex Corp. 10,820 841,363
TD SYNNEX Corp. 6,021 688,562
1,961,890
Entertainment 0.2%
Electronic Arts, Inc. 2,239 295,324
Take-Two Interactive Software,
Inc.*(a) 5,816 1,033,620
1,328,944
Equity Real Estate Investment Trusts (REITs) 0.8%
Public Storage 16,657 6,239,046
Food & Staples Retailing 3.1%
Costco Wholesale Corp. 23,866 13,548,728
Walmart, Inc. 75,757 10,961,281
24,510,009
Food Products 5.3%
Archer-Daniels-Midland Co. 8,856 598,577
Campbell Soup Co. 19,202 834,519
Flowers Foods, Inc. 103,919 2,854,655
General Mills, Inc. 50,887 3,428,766
Hain Celestial Group, Inc.
(The)* 8,566 364,997
Hershey Co. (The) 59,538 11,518,817
Hormel Foods Corp. 199,170 9,721,488
J M Smucker Co. (The) 16,201 2,200,420
Kellogg Co. 17,824 1,148,222
McCormick & Co., Inc.
(Non-Voting) 33,254 3,212,669

NVIT AQR Large Cap Defensive Style Fund - December 31, 2021 - Statement of Investments - 71
Common Stocks
Shares Value ($)
Food Products
Mondelez International, Inc.,
Class A 95,057 6,303,229
42,186,359
Health Care Equipment & Supplies 4.5%
Abbott Laboratories 84,286 11,862,412
ABIOMED, Inc.* 1,172 420,947
Align Technology, Inc.* 1,615 1,061,346
Becton Dickinson and Co. 12,973 3,262,450
Edwards Lifesciences Corp.* 3,995 517,552
IDEXX Laboratories, Inc.* 5,831 3,839,480
Intuitive Surgical, Inc.* 20,065 7,209,355
Medtronic plc 32,422 3,354,056
ResMed, Inc. 5,230 1,362,310
Stryker Corp. 9,439 2,524,177
35,414,085
Health Care Providers & Services 3.1%
Anthem, Inc. 9,894 4,586,265
Chemed Corp. 9,357 4,950,227
Quest Diagnostics, Inc. 10,333 1,787,712
UnitedHealth Group, Inc. 26,332 13,222,351
24,546,555
Health Care Technology 0.4%
Cerner Corp. 19,217 1,784,683
Veeva Systems, Inc., Class A* 4,470 1,141,995
2,926,678
Household Durables 0.4%
Garmin Ltd. 20,795 2,831,655
Household Products 4.1%
Church & Dwight Co., Inc. 34,129 3,498,222
Clorox Co. (The) 51,556 8,989,304
Colgate-Palmolive Co. 87,608 7,476,467
Kimberly-Clark Corp. 1,693 241,964
Procter & Gamble Co. (The) 75,347 12,325,262
32,531,219
Industrial Conglomerates 0.7%
3M Co. 25,461 4,522,637
Honeywell International, Inc. 6,562 1,368,243
5,890,880
Insurance 3.4%
Allstate Corp. (The) 29,593 3,481,617
Aon plc, Class A 1,560 468,874
Chubb Ltd. 16,795 3,246,642
Erie Indemnity Co., Class A(a) 4,547 876,025
Everest Re Group Ltd. 5,518 1,511,491
Marsh & McLennan Cos., Inc. 21,592 3,753,121
Progressive Corp. (The) 74,876 7,686,021
RenaissanceRe Holdings Ltd. 11,219 1,899,713
Travelers Cos., Inc. (The) 25,638 4,010,552
26,934,056
Interactive Media & Services 2.7%
Alphabet, Inc., Class A* 3,951 11,446,205
IAC/InterActiveCorp*(a) 3,033 396,443
Meta Platforms, Inc., Class A* 29,405 9,890,372
21,733,020
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.* 3,075 10,253,096
Common Stocks
Shares Value ($)
IT Services 4.6%
Accenture plc, Class A 32,723 13,565,320
Automatic Data Processing,
Inc. 13,213 3,258,062
Cloudflare, Inc., Class A*(a) 22,185 2,917,327
Mastercard, Inc., Class A 16,745 6,016,813
Paychex, Inc. 2,348 320,502
Visa, Inc., Class A 47,354 10,262,085
36,340,109
Life Sciences Tools & Services 4.1%
Agilent Technologies, Inc. 3,763 600,763
Bio-Techne Corp. 1,164 602,184
Charles River Laboratories
International, Inc.* 2,189 824,771
Danaher Corp. 11,147 3,667,475
Illumina, Inc.* 6,152 2,340,467
Mettler-Toledo International,
Inc.* 5,499 9,332,958
QIAGEN NV* 5,163 286,960
Thermo Fisher Scientific, Inc. 18,610 12,417,336
Waters Corp.* 4,579 1,706,135
West Pharmaceutical
Services, Inc. 1,191 558,591
32,337,640
Machinery 1.2%
Caterpillar, Inc. 12,104 2,502,381
IDEX Corp. 6,181 1,460,694
Illinois Tool Works, Inc. 23,267 5,742,295
9,705,370
Media 1.1%
Charter Communications, Inc.,
Class A*(a) 5,977 3,896,825
New York Times Co. (The),
Class A 93,951 4,537,833
8,434,658
Metals & Mining 1.3%
Alcoa Corp. 79,751 4,751,565
Newmont Corp. 81,013 5,024,426
Royal Gold, Inc. 3,893 409,582
10,185,573
Multiline Retail 1.4%
Dollar General Corp. 2,901 684,143
Ollie's Bargain Outlet
Holdings, Inc.*(a) 5,249 268,696
Target Corp. 44,076 10,200,950
11,153,789
Multi-Utilities 3.4%
Ameren Corp. 60,196 5,358,046
Consolidated Edison, Inc. 37,368 3,188,238
Dominion Energy, Inc. 51,756 4,065,951
DTE Energy Co. 37,547 4,488,368
Public Service Enterprise
Group, Inc. 55,811 3,724,268
WEC Energy Group, Inc. 59,197 5,746,253
26,571,124
Oil, Gas & Consumable Fuels 2.2%
ConocoPhillips 27,796 2,006,315
Devon Energy Corp. 54,718 2,410,328

72 - Statement of Investments - December 31, 2021 - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EOG Resources, Inc. 65,744 5,840,040
Hess Corp. 5,279 390,804
Marathon Oil Corp. 279,518 4,589,686
Occidental Petroleum Corp. 74,093 2,147,956
17,385,129
Personal Products 1.4%
Estee Lauder Cos., Inc. (The),
Class A 30,686 11,359,957
Pharmaceuticals 4.8%
Eli Lilly & Co. 36,500 10,082,030
Johnson & Johnson 64,069 10,960,284
Merck & Co., Inc. 110,831 8,494,088
Pfizer, Inc. 72,491 4,280,593
Zoetis, Inc. 15,841 3,865,679
37,682,674
Professional Services 0.7%
FTI Consulting, Inc.* 2,160 331,387
Robert Half International, Inc. 44,233 4,932,864
5,264,251
Road & Rail 3.4%
AMERCO 1,992 1,446,650
JB Hunt Transport Services,
Inc. 22,716 4,643,150
Landstar System, Inc. 27,202 4,869,702
Old Dominion Freight Line, Inc. 37,450 13,421,331
Union Pacific Corp. 9,445 2,379,479
26,760,312
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. 3,981 2,648,997
Texas Instruments, Inc. 22,233 4,190,254
6,839,251
Software 5.6%
Adobe, Inc.* 16,225 9,200,549
Atlassian Corp. plc, Class A* 5,766 2,198,518
Dolby Laboratories, Inc., Class
A 3,451 328,604
Intuit, Inc. 20,288 13,049,648
Microsoft Corp. 36,557 12,294,850
Oracle Corp. 47,828 4,171,080
Tyler Technologies, Inc.* 802 431,436
Zoom Video Communications,
Inc., Class A* 14,675 2,698,879
44,373,564
Specialty Retail 2.0%
AutoZone, Inc.* 1,391 2,916,078
Best Buy Co., Inc. 6,129 622,706
GameStop Corp., Class A*(a) 2,564 380,472
Home Depot, Inc. (The) 25,156 10,439,992
O'Reilly Automotive, Inc.* 1,370 967,535
Williams-Sonoma, Inc. 2,761 466,968
15,793,751
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica, Inc.*(a) 7,086 2,773,815
NIKE, Inc., Class B 15,532 2,588,718
5,362,533
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 270,427
Tobacco 0.7%
Altria Group, Inc. 23,615 1,119,115
Philip Morris International, Inc. 43,221 4,105,995
5,225,110
Water Utilities 1.1%
American Water Works Co.,
Inc. 45,079 8,513,620
Essential Utilities, Inc. 4,846 260,182
8,773,802
Wireless Telecommunication Services 1.1%
T-Mobile US, Inc.* 77,295 8,964,674
Total Common Stocks
(cost $485,017,797) 784,891,729
Repurchase Agreement 0.0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $324,768,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $331,262.(b)(c) 324,767 324,767
Total Repurchase Agreement
(cost $324,767) 324,767
Total Investments
(cost $485,342,564) — 99.2% 785,216,496
Other assets in excess of liabilities — 0.8% 6,496,635
NET ASSETS — 100.0%
$ 791,713,131
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $24,771,610, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $324,767 and by
$25,116,660 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $25,441,427.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was $324,767.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT AQR Large Cap Defensive Style Fund - December 31, 2021 - Statement of Investments - 73
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 7 3/2022 USD 1,665,475 19,328
19,328
As of December 31, 2021, the Fund had $80,500 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

74 - Statement of Investments - December 31, 2021 - NVIT BlackRock Equity Dividend Fund
Common Stocks 92.8%
Shares Value ($)
Aerospace & Defense 2.9%
BAE Systems plc 1,263,209 9,412,557
Huntington Ingalls Industries,
Inc. 6,951 1,298,030
Lockheed Martin Corp. 6,047 2,149,164
Raytheon Technologies Corp. 34,656 2,982,495
15,842,246
Auto Components 0.7%
Lear Corp. 21,435 3,921,533
Automobiles 1.9%
General Motors Co.* 176,100 10,324,743
Banks 11.1%
Bank of America Corp. 304,206 13,534,125
Citigroup, Inc. 251,042 15,160,426
First Citizens BancShares ,
Inc., Class A(a) 5,311 4,407,280
JPMorgan Chase & Co. 43,602 6,904,377
Wells Fargo & Co. 411,458 19,741,755
59,747,963
Beverages 2.3%
Coca-Cola Co. (The) 87,003 5,151,448
Constellation Brands, Inc.,
Class A 28,988 7,275,118
12,426,566
Capital Markets 4.4%
Apollo Global Management,
Inc.(a) 62,157 4,502,032
Charles Schwab Corp. (The) 81,758 6,875,848
Morgan Stanley 62,882 6,172,497
Raymond James Financial,
Inc. 64,616 6,487,446
24,037,823
Chemicals 1.6%
Corteva , Inc. 65,830 3,112,443
DuPont de Nemours, Inc. 19,786 1,598,313
PPG Industries, Inc. 21,419 3,693,492
8,404,248
Communications Equipment 2.9%
Cisco Systems, Inc. 244,717 15,507,716
Consumer Finance 0.7%
Capital One Financial Corp. 25,597 3,713,869
Containers & Packaging 0.8%
Sealed Air Corp. 67,179 4,532,567
Diversified Financial Services 0.8%
Equitable Holdings, Inc. 132,919 4,358,414
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc. 133,128 6,917,331
Electric Utilities 0.8%
American Electric Power Co.,
Inc. 27,347 2,433,063
Edison International 29,845 2,036,921
4,469,984
Entertainment 0.5%
Activision Blizzard, Inc. 44,380 2,952,601
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 4.8%
Alcon, Inc. 27,761 2,445,882
Becton Dickinson and Co. 5,383 1,353,717
Koninklijke Philips NV 137,891 5,125,327
Medtronic plc 99,687 10,312,620
Zimmer Biomet Holdings, Inc. 54,737 6,953,788
26,191,334
Health Care Providers & Services 9.0%
Anthem, Inc. 33,460 15,510,048
Cigna Corp. 32,390 7,437,716
CVS Health Corp. 67,222 6,934,621
Humana, Inc. 17,082 7,923,657
Laboratory Corp. of America
Holdings* 5,846 1,836,872
McKesson Corp. 13,584 3,376,575
UnitedHealth Group, Inc. 10,700 5,372,898
48,392,387
Household Durables 1.5%
Newell Brands, Inc. 176,727 3,859,718
Panasonic Corp. 376,200 4,137,650
7,997,368
Household Products 0.3%
Reckitt Benckiser Group plc 19,847 1,702,625
Industrial Conglomerates 2.1%
General Electric Co. 80,391 7,594,538
Siemens AG (Registered) 21,746 3,779,948
11,374,486
Insurance 7.1%
Allstate Corp. (The) 19,502 2,294,410
American International Group,
Inc. 268,588 15,271,914
Fidelity National Financial, Inc. 118,125 6,163,763
MetLife, Inc. 103,029 6,438,282
Progressive Corp. (The) 23,409 2,402,934
Willis Towers Watson plc 24,421 5,799,743
38,371,046
IT Services 4.8%
Cognizant Technology
Solutions Corp., Class A 114,720 10,177,959
Fidelity National Information
Services, Inc. 83,089 9,069,164
Visa, Inc., Class A(a) 30,056 6,513,436
25,760,559
Machinery 1.0%
Komatsu Ltd. 230,900 5,407,448
Media 3.0%
Comcast Corp., Class A 187,753 9,449,609
Fox Corp., Class A 177,013 6,531,779
Fox Corp., Class B 5,579 191,193
16,172,581
Multiline Retail 1.4%
Dollar General Corp. 32,524 7,670,135
Multi-Utilities 3.0%
Ameren Corp. 23,382 2,081,232
CenterPoint Energy, Inc.(a) 145,605 4,063,836
NiSource, Inc. 113,691 3,139,008

NVIT BlackRock Equity Dividend Fund - December 31, 2021 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc. 58,857 3,927,528
Sempra Energy 22,080 2,920,742
16,132,346
Oil, Gas & Consumable Fuels 4.5%
BP plc 2,115,951 9,413,269
ConocoPhillips 111,040 8,014,867
EQT Corp.* 86,319 1,882,617
Hess Corp. 30,430 2,252,733
Marathon Petroleum Corp. 46,109 2,950,515
24,514,001
Personal Products 1.9%
Unilever plc, ADR-UK(a) 191,886 10,321,548
Pharmaceuticals 5.6%
AstraZeneca plc 93,819 10,932,272
Bayer AG (Registered) 131,819 7,056,863
Merck & Co., Inc. 15,718 1,204,627
Sanofi 107,838 10,834,881
30,028,643
Professional Services 1.0%
Leidos Holdings, Inc. 60,007 5,334,622
Road & Rail 1.0%
Union Pacific Corp. 21,015 5,294,309
Semiconductors & Semiconductor Equipment 0.4%
Analog Devices, Inc. 13,116 2,305,399
Software 2.8%
CDK Global, Inc. 124,970 5,216,248
Microsoft Corp. 7,094 2,385,854
SS&C Technologies Holdings,
Inc. 89,189 7,311,714
14,913,816
Specialty Retail 1.5%
Ross Stores, Inc. 72,346 8,267,701
Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(b) 2,204 3,617,765
Tobacco 1.4%
Altria Group, Inc. 65,755 3,116,129
British American Tobacco plc 120,069 4,448,723
7,564,852
Wireless Telecommunication Services 1.3%
Rogers Communications, Inc.,
Class B 145,716 6,938,199
Total Common Stocks
(cost $391,494,179) 501,430,774
Master Limited Partnership 1.7%
Oil, Gas & Consumable Fuels 1.7%
Enterprise Products Partners
LP 415,530 9,125,039
Total Master Limited Partnership
(cost  $9,519,947)
9,125,039
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $75,281,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $76,785.(c)(d) 75,280 75,280
Total Repurchase Agreement
(cost $75,280) 75,280
Total Investments
(cost $401,089,406) — 94.5% 510,631,093
Other assets in excess of liabilities — 5.5% 29,825,840
NET ASSETS — 100.0%
$ 540,456,933
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $25,251,873, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $75,280 and by $26,491,364
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 7.25%, and
maturity dates ranging from 1/6/2022 – 8/15/2051, a total
value of $26,566,644.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $3,617,765 which represents 0.67% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was $75,280.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

76 - Statement of Investments - December 31, 2021 - NVIT BlackRock Equity Dividend Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2021 - Statement of Investments - 77
Common Stocks 83.7%
Shares Value ($)
Aerospace & Defense 1.1%
Boeing Co. (The)* 32,207 6,483,913
General Dynamics Corp. 13,570 2,828,938
Howmet Aerospace, Inc. 22,628 720,249
Huntington Ingalls Industries,
Inc. 2,357 440,146
L3Harris Technologies, Inc. 11,720 2,499,173
Lockheed Martin Corp. 14,367 5,106,176
Northrop Grumman Corp. 8,800 3,406,216
Raytheon Technologies Corp. 87,899 7,564,588
Textron, Inc. 13,093 1,010,780
TransDigm Group, Inc.* 3,054 1,943,199
32,003,378
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.
(a) 7,698 828,536
Expeditors International of
Washington, Inc. 9,917 1,331,754
FedEx Corp. 14,381 3,719,502
United Parcel Service, Inc.,
Class B 42,452 9,099,161
14,978,953
Airlines 0.2%
Alaska Air Group, Inc.* 6,042 314,788
American Airlines Group,
Inc.*(a) 37,844 679,678
Delta Air Lines, Inc.* 37,445 1,463,351
Southwest Airlines Co.* 34,526 1,479,094
United Airlines Holdings,
Inc.*(a) 18,906 827,705
4,764,616
Auto Components 0.1%
Aptiv plc* 15,821 2,609,674
BorgWarner, Inc. 14,060 633,684
3,243,358
Automobiles 2.1%
Ford Motor Co. 229,406 4,764,763
General Motors Co.* 84,866 4,975,693
Tesla, Inc.* 47,623 50,327,034
60,067,490
Banks 3.3%
Bank of America Corp. 421,632 18,758,408
Citigroup, Inc. 118,465 7,154,101
Citizens Financial Group, Inc. 24,944 1,178,604
Comerica, Inc. 7,851 683,037
Fifth Third Bancorp 40,302 1,755,152
First Republic Bank 10,312 2,129,531
Huntington Bancshares, Inc. 86,205 1,329,281
JPMorgan Chase & Co. 174,155 27,577,444
KeyCorp 55,837 1,291,510
M&T Bank Corp. 7,511 1,153,539
People's United Financial, Inc. 25,072 446,783
PNC Financial Services
Group, Inc. (The) 24,777 4,968,284
Regions Financial Corp. 55,730 1,214,914
Signature Bank 3,550 1,148,319
SVB Financial Group* 3,421 2,320,259
Truist Financial Corp. 77,824 4,556,595
US Bancorp 78,663 4,418,501
Common Stocks
Shares Value ($)
Banks
Wells Fargo & Co. 233,428 11,199,876
Zions Bancorp NA 9,480 598,757
93,882,895
Beverages 1.2%
Brown-Forman Corp., Class B 10,709 780,258
Coca-Cola Co. (The) 226,444 13,407,749
Constellation Brands, Inc.,
Class A 9,814 2,463,020
Molson Coors Beverage Co.,
Class B 11,020 510,777
Monster Beverage Corp.* 21,909 2,104,140
PepsiCo, Inc. 80,559 13,993,904
33,259,848
Biotechnology 1.5%
AbbVie, Inc. 103,283 13,984,518
Amgen, Inc. 33,103 7,447,182
Biogen, Inc.* 8,693 2,085,625
Gilead Sciences, Inc. 73,100 5,307,791
Incyte Corp.* 10,973 805,418
Moderna, Inc.* 20,474 5,199,986
Regeneron Pharmaceuticals,
Inc.* 6,128 3,869,955
Vertex Pharmaceuticals, Inc.* 15,129 3,322,328
42,022,803
Building Products 0.4%
A O Smith Corp. 7,812 670,660
Allegion plc 5,258 696,369
Carrier Global Corp. 50,745 2,752,409
Fortune Brands Home &
Security, Inc. 8,079 863,645
Johnson Controls International
plc 41,535 3,377,211
Masco Corp. 14,441 1,014,047
Trane Technologies plc 13,857 2,799,530
12,173,871
Capital Markets 2.5%
Ameriprise Financial, Inc. 6,655 2,007,547
Bank of New York Mellon
Corp. (The) 44,481 2,583,456
BlackRock, Inc. 8,362 7,655,913
Cboe Global Markets, Inc. 6,230 812,392
Charles Schwab Corp. (The) 87,514 7,359,927
CME Group, Inc. 20,938 4,783,495
FactSet Research Systems,
Inc. 2,204 1,071,166
Franklin Resources, Inc.(a) 16,520 553,255
Goldman Sachs Group, Inc.
(The) 19,704 7,537,765
Intercontinental Exchange, Inc. 32,924 4,503,016
Invesco Ltd. 19,992 460,216
MarketAxess Holdings, Inc. 2,219 912,608
Moody's Corp. 9,444 3,688,638
Morgan Stanley 85,085 8,351,944
MSCI, Inc. 4,807 2,945,201
Nasdaq, Inc. 6,831 1,434,578
Northern Trust Corp. 12,161 1,454,577
Raymond James Financial,
Inc. 10,815 1,085,826

78 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc.(a) 14,048 6,629,673
State Street Corp. 21,321 1,982,853
T. Rowe Price Group, Inc.(a) 13,234 2,602,334
70,416,380
Chemicals 1.5%
Air Products & Chemicals, Inc. 12,942 3,937,733
Albemarle Corp. 6,842 1,599,454
Celanese Corp. 6,507 1,093,566
CF Industries Holdings, Inc. 12,605 892,182
Corteva, Inc. 42,949 2,030,629
Dow, Inc. 43,617 2,473,956
DuPont de Nemours, Inc. 30,592 2,471,222
Eastman Chemical Co. 7,954 961,718
Ecolab, Inc. 14,554 3,414,223
FMC Corp. 7,542 828,790
International Flavors &
Fragrances, Inc. 14,569 2,194,820
Linde plc 30,101 10,427,889
LyondellBasell Industries NV,
Class A 15,424 1,422,556
Mosaic Co. (The) 21,638 850,157
PPG Industries, Inc. 13,846 2,387,604
Sherwin-Williams Co. (The) 14,122 4,973,204
41,959,703
Commercial Services & Supplies 0.4%
Cintas Corp. 5,104 2,261,940
Copart, Inc.* 12,422 1,883,423
Republic Services, Inc. 12,262 1,709,936
Rollins, Inc. 12,648 432,688
Waste Management, Inc. 22,590 3,770,271
10,058,258
Communications Equipment 0.8%
Arista Networks, Inc.* 13,104 1,883,700
Cisco Systems, Inc. 245,633 15,565,763
F5, Inc.* 3,522 861,869
Juniper Networks, Inc. 19,017 679,097
Motorola Solutions, Inc. 9,875 2,683,037
21,673,466
Construction & Engineering 0.0%
†
Quanta Services, Inc. 8,130 932,186
Construction Materials 0.1%
Martin Marietta Materials, Inc. 3,640 1,603,493
Vulcan Materials Co. 7,744 1,607,499
3,210,992
Consumer Finance 0.5%
American Express Co. 37,615 6,153,814
Capital One Financial Corp. 26,083 3,784,382
Discover Financial Services 17,518 2,024,380
Synchrony Financial 33,248 1,542,375
13,504,951
Containers & Packaging 0.2%
Amcor plc 90,279 1,084,251
Avery Dennison Corp. 4,853 1,051,014
Ball Corp. 19,110 1,839,720
International Paper Co. 22,884 1,075,090
Packaging Corp. of America 5,552 755,905
Sealed Air Corp. 8,772 591,847
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 15,608 692,371
7,090,198
Distributors 0.1%
Genuine Parts Co. 8,385 1,175,577
LKQ Corp. 15,792 947,994
Pool Corp. 2,339 1,323,874
3,447,445
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc.,
Class B* 107,216 32,057,584
Diversified Telecommunication Services 0.8%
AT&T, Inc. 416,191 10,238,299
Lumen Technologies, Inc.(a) 58,121 729,419
Verizon Communications, Inc. 241,317 12,538,831
23,506,549
Electric Utilities 1.3%
Alliant Energy Corp. 14,619 898,630
American Electric Power Co.,
Inc. 29,181 2,596,234
Duke Energy Corp. 44,978 4,718,192
Edison International 22,222 1,516,651
Entergy Corp. 11,764 1,325,215
Evergy, Inc. 13,434 921,707
Eversource Energy 20,108 1,829,426
Exelon Corp. 57,028 3,293,937
FirstEnergy Corp. 31,858 1,324,974
NextEra Energy, Inc. 114,352 10,675,903
NRG Energy, Inc. 14,369 619,016
Pinnacle West Capital Corp. 6,602 466,035
PPL Corp. 44,934 1,350,716
Southern Co. (The) 61,740 4,234,129
Xcel Energy, Inc. 31,414 2,126,728
37,897,493
Electrical Equipment 0.5%
AMETEK, Inc. 13,527 1,989,010
Eaton Corp. plc 23,306 4,027,743
Emerson Electric Co. 34,956 3,249,859
Generac Holdings, Inc.*(a) 3,693 1,299,641
Rockwell Automation, Inc. 6,767 2,360,668
12,926,921
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 34,982 3,059,525
CDW Corp. 8,023 1,642,950
Corning, Inc. 44,974 1,674,382
IPG Photonics Corp.* 1,741 299,696
Keysight Technologies, Inc.* 10,746 2,219,156
TE Connectivity Ltd. 19,126 3,085,789
Teledyne Technologies, Inc.* 2,720 1,188,341
Trimble, Inc.* 14,688 1,280,647
Zebra Technologies Corp.,
Class A* 3,115 1,854,048
16,304,534
Energy Equipment & Services 0.2%
Baker Hughes Co. 48,506 1,167,054
Halliburton Co. 52,132 1,192,259

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2021 - Statement of Investments - 79
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 81,564 2,442,842
4,802,155
Entertainment 1.4%
Activision Blizzard, Inc. 45,354 3,017,402
Electronic Arts, Inc. 16,598 2,189,276
Live Nation Entertainment,
Inc.*(a) 7,699 921,493
Netflix, Inc.* 25,796 15,540,542
Take-Two Interactive Software,
Inc.* 6,802 1,208,851
Walt Disney Co. (The)* 106,195 16,448,544
39,326,108
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc. 8,113 1,808,874
American Tower Corp. 26,604 7,781,670
AvalonBay Communities, Inc. 8,168 2,063,155
Boston Properties, Inc. 8,324 958,758
Crown Castle International
Corp. 25,268 5,274,442
Digital Realty Trust, Inc.(a) 16,528 2,923,307
Duke Realty Corp. 22,148 1,453,795
Equinix, Inc.(a) 5,232 4,425,435
Equity Residential 19,938 1,804,389
Essex Property Trust, Inc. 3,807 1,340,940
Extra Space Storage, Inc. 7,831 1,775,523
Federal Realty Investment
Trust 4,108 560,003
Healthpeak Properties, Inc. 31,560 1,139,000
Host Hotels & Resorts, Inc.*(a) 41,724 725,580
Iron Mountain, Inc. 16,962 887,621
Kimco Realty Corp. 35,849 883,678
Mid-America Apartment
Communities, Inc. 6,771 1,553,538
Prologis, Inc. 43,094 7,255,306
Public Storage 8,890 3,329,838
Realty Income Corp. 32,225 2,306,988
Regency Centers Corp.(a) 8,942 673,780
SBA Communications Corp. 6,390 2,485,838
Simon Property Group, Inc. 19,163 3,061,673
UDR, Inc.(a) 16,305 978,137
Ventas, Inc. 22,967 1,174,073
Vornado Realty Trust 7,615 318,764
Welltower, Inc.(a) 24,650 2,114,230
Weyerhaeuser Co. 43,754 1,801,790
62,860,125
Food & Staples Retailing 1.2%
Costco Wholesale Corp. 25,766 14,627,358
Kroger Co. (The) 39,679 1,795,871
Sysco Corp. 29,845 2,344,325
Walgreens Boots Alliance, Inc. 41,886 2,184,774
Walmart, Inc. 83,298 12,052,388
33,004,716
Food Products 0.7%
Archer-Daniels-Midland Co. 32,721 2,211,612
Campbell Soup Co. 11,920 518,043
Conagra Brands, Inc. 28,139 960,947
General Mills, Inc. 35,464 2,389,564
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 8,511 1,646,623
Hormel Foods Corp. 16,524 806,536
J M Smucker Co. (The) 6,329 859,605
Kellogg Co. 14,937 962,242
Kraft Heinz Co. (The) 39,272 1,409,865
Lamb Weston Holdings, Inc. 8,498 538,603
McCormick & Co., Inc.
(Non-Voting) 14,550 1,405,676
Mondelez International, Inc.,
Class A 81,496 5,404,000
Tyson Foods, Inc., Class A 17,207 1,499,762
20,613,078
Gas Utilities 0.0%
†
Atmos Energy Corp. 7,667 803,272
Health Care Equipment & Supplies 2.5%
Abbott Laboratories 103,610 14,582,071
ABIOMED, Inc.* 2,650 951,801
Align Technology, Inc.* 4,284 2,815,359
Baxter International, Inc. 29,240 2,509,962
Becton Dickinson and Co. 16,791 4,222,601
Boston Scientific Corp.* 83,256 3,536,715
Cooper Cos., Inc. (The) 2,884 1,208,223
DENTSPLY SIRONA, Inc. 12,777 712,829
DexCom, Inc.* 5,641 3,028,935
Edwards Lifesciences Corp.* 36,443 4,721,191
Hologic, Inc.* 14,806 1,133,547
IDEXX Laboratories, Inc.* 4,961 3,266,620
Intuitive Surgical, Inc.* 20,793 7,470,925
Medtronic plc 78,336 8,103,859
ResMed, Inc. 8,488 2,210,954
STERIS plc 5,820 1,416,646
Stryker Corp.(a) 19,566 5,232,340
Teleflex, Inc. 2,733 897,736
Zimmer Biomet Holdings, Inc. 12,186 1,548,109
69,570,423
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 8,760 1,164,116
Anthem, Inc. 14,252 6,606,372
Cardinal Health, Inc. 17,000 875,330
Centene Corp.* 34,100 2,809,840
Cigna Corp. 19,885 4,566,193
CVS Health Corp. 77,132 7,956,937
DaVita, Inc.* 3,244 369,037
HCA Healthcare, Inc. 14,413 3,702,988
Henry Schein, Inc.* 8,170 633,420
Humana, Inc. 7,514 3,485,444
Laboratory Corp. of America
Holdings* 5,641 1,772,459
McKesson Corp. 9,022 2,242,598
Quest Diagnostics, Inc. 7,155 1,237,887
UnitedHealth Group, Inc. 54,954 27,594,602
Universal Health Services,
Inc., Class B 4,440 575,690
65,592,913
Health Care Technology 0.1%
Cerner Corp. 17,255 1,602,472
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.* 2,392 5,738,958

80 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Caesars Entertainment,
Inc.*(a) 12,458 1,165,197
Carnival Corp.*(a) 46,761 940,831
Chipotle Mexican Grill, Inc.* 1,643 2,872,375
Darden Restaurants, Inc.(a) 7,630 1,149,383
Domino's Pizza, Inc.(a) 2,158 1,217,824
Expedia Group, Inc.* 8,477 1,531,963
Hilton Worldwide Holdings,
Inc.* 16,301 2,542,793
Las Vegas Sands Corp.* 20,094 756,338
Marriott International, Inc.,
Class A* 15,954 2,636,239
McDonald's Corp. 43,528 11,668,551
MGM Resorts International 23,362 1,048,487
Norwegian Cruise Line
Holdings Ltd.*(a) 21,647 448,959
Penn National Gaming,
Inc.*(a) 9,710 503,464
Royal Caribbean Cruises
Ltd.*(a) 13,089 1,006,544
Starbucks Corp. 68,735 8,039,933
Wynn Resorts Ltd.*(a) 6,157 523,591
Yum! Brands, Inc. 17,247 2,394,918
46,186,348
Household Durables 0.3%
DR Horton, Inc. 19,070 2,068,141
Garmin Ltd. 8,870 1,207,828
Lennar Corp., Class A 16,027 1,861,696
Mohawk Industries, Inc.* 3,271 595,911
Newell Brands, Inc. 22,165 484,084
NVR, Inc.* 197 1,164,047
PulteGroup, Inc. 15,170 867,117
Whirlpool Corp.(a) 3,663 859,560
9,108,384
Household Products 1.2%
Church & Dwight Co., Inc. 14,374 1,473,335
Clorox Co. (The) 7,190 1,253,648
Colgate-Palmolive Co. 49,320 4,208,969
Kimberly-Clark Corp. 19,641 2,807,092
Procter & Gamble Co. (The) 141,859 23,205,295
32,948,339
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 39,030 948,429
Industrial Conglomerates 0.8%
3M Co. 33,732 5,991,815
General Electric Co. 64,162 6,061,384
Honeywell International, Inc. 40,242 8,390,860
Roper Technologies, Inc. 6,148 3,023,955
23,468,014
Insurance 1.6%
Aflac, Inc. 36,099 2,107,821
Allstate Corp. (The) 17,298 2,035,110
American International Group,
Inc. 50,011 2,843,625
Aon plc, Class A 13,199 3,967,091
Arthur J Gallagher & Co. 12,095 2,052,159
Assurant, Inc. 3,451 537,873
Common Stocks
Shares Value ($)
Insurance
Brown & Brown, Inc.(a) 13,694 962,414
Chubb Ltd. 25,649 4,958,208
Cincinnati Financial Corp. 8,754 997,343
Everest Re Group Ltd. 2,330 638,234
Globe Life, Inc. 5,493 514,804
Hartford Financial Services
Group, Inc. (The) 20,319 1,402,824
Lincoln National Corp. 10,326 704,853
Loews Corp. 11,881 686,247
Marsh & McLennan Cos., Inc. 29,537 5,134,121
MetLife, Inc. 42,481 2,654,638
Principal Financial Group, Inc.
(a) 14,580 1,054,571
Progressive Corp. (The) 34,217 3,512,375
Prudential Financial, Inc. 22,560 2,441,894
Travelers Cos., Inc. (The) 14,554 2,276,682
W R Berkley Corp. 8,199 675,516
Willis Towers Watson plc 7,528 1,787,825
43,946,228
Interactive Media & Services 5.3%
Alphabet, Inc., Class A* 17,547 50,834,361
Alphabet, Inc., Class C* 16,419 47,509,854
Match Group, Inc.* 16,139 2,134,383
Meta Platforms, Inc., Class A* 138,929 46,728,769
Twitter, Inc.* 46,545 2,011,675
149,219,042
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.* 25,534 85,139,038
eBay, Inc. 37,913 2,521,214
Etsy, Inc.* 7,383 1,616,434
89,276,686
IT Services 3.7%
Accenture plc, Class A 37,061 15,363,638
Akamai Technologies, Inc.* 9,509 1,112,933
Automatic Data Processing,
Inc. 24,664 6,081,649
Broadridge Financial
Solutions, Inc. 6,801 1,243,359
Cognizant Technology
Solutions Corp., Class A 30,656 2,719,800
DXC Technology Co.* 14,787 475,994
EPAM Systems, Inc.* 3,134 2,094,922
Fidelity National Information
Services, Inc. 36,113 3,941,734
Fiserv, Inc.* 34,753 3,607,014
FleetCor Technologies, Inc.* 4,837 1,082,714
Gartner, Inc.* 4,881 1,631,816
Global Payments, Inc. 17,183 2,322,798
International Business
Machines Corp.(a) 52,394 7,002,982
Jack Henry & Associates, Inc. 4,342 725,071
Mastercard, Inc., Class A 50,774 18,244,114
Paychex, Inc. 18,681 2,549,956
PayPal Holdings, Inc.* 68,487 12,915,278
VeriSign, Inc.* 5,680 1,441,698
Visa, Inc., Class A(a) 98,361 21,315,812
105,873,282

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2021 - Statement of Investments - 81
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 7,562 769,660
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc. 17,746 2,833,149
Bio-Rad Laboratories, Inc.,
Class A* 1,259 951,263
Bio-Techne Corp. 2,270 1,174,362
Charles River Laboratories
International, Inc.* 2,951 1,111,878
Danaher Corp. 37,135 12,217,786
Illumina, Inc.* 9,150 3,481,026
IQVIA Holdings, Inc.* 11,206 3,161,661
Mettler-Toledo International,
Inc.* 1,348 2,287,839
PerkinElmer, Inc.(a) 6,545 1,315,938
Thermo Fisher Scientific, Inc. 22,930 15,299,813
Waters Corp.* 3,582 1,334,653
West Pharmaceutical
Services, Inc. 4,316 2,024,247
47,193,615
Machinery 1.3%
Caterpillar, Inc. 32,002 6,616,093
Cummins, Inc. 8,401 1,832,594
Deere & Co. 16,593 5,689,574
Dover Corp. 8,425 1,529,980
Fortive Corp. 20,972 1,599,954
IDEX Corp. 4,451 1,051,860
Illinois Tool Works, Inc. 16,711 4,124,275
Ingersoll Rand, Inc. 23,653 1,463,411
Otis Worldwide Corp. 24,966 2,173,790
PACCAR, Inc. 20,257 1,787,883
Parker-Hannifin Corp. 7,527 2,394,489
Pentair plc(a) 9,695 708,026
Snap-on, Inc. 3,155 679,524
Stanley Black & Decker, Inc. 9,506 1,793,022
Westinghouse Air Brake
Technologies Corp. 11,040 1,016,894
Xylem, Inc. 10,518 1,261,319
35,722,688
Media 0.8%
Charter Communications, Inc.,
Class A*(a) 7,394 4,820,666
Comcast Corp., Class A 266,970 13,436,600
Discovery, Inc., Class A*(a) 8,332 196,135
Discovery, Inc., Class C*(a) 17,787 407,323
DISH Network Corp., Class
A*(a) 14,567 472,553
Fox Corp., Class A 18,905 697,595
Fox Corp., Class B 7,090 242,974
Interpublic Group of Cos., Inc.
(The) 23,062 863,672
News Corp., Class A 22,880 510,453
News Corp., Class B 5,435 122,287
Omnicom Group, Inc. 12,562 920,418
ViacomCBS, Inc. 35,368 1,067,406
23,758,082
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 85,840 3,582,103
Newmont Corp. 46,735 2,898,505
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 17,182 1,961,325
8,441,933
Multiline Retail 0.4%
Dollar General Corp. 13,812 3,257,284
Dollar Tree, Inc.* 13,538 1,902,360
Target Corp. 28,838 6,674,267
11,833,911
Multi-Utilities 0.6%
Ameren Corp. 15,053 1,339,868
CenterPoint Energy, Inc.(a) 34,731 969,342
CMS Energy Corp. 16,963 1,103,443
Consolidated Edison, Inc. 20,679 1,764,332
Dominion Energy, Inc. 47,274 3,713,845
DTE Energy Co. 11,342 1,355,823
NiSource, Inc. 23,022 635,637
Public Service Enterprise
Group, Inc. 29,580 1,973,873
Sempra Energy 18,627 2,463,980
WEC Energy Group, Inc. 18,407 1,786,768
17,106,911
Oil, Gas & Consumable Fuels 2.1%
APA Corp. 22,111 594,565
Chevron Corp. 113,026 13,263,601
ConocoPhillips 78,279 5,650,178
Coterra Energy, Inc. 47,583 904,077
Devon Energy Corp. 36,844 1,622,978
Diamondback Energy, Inc. 9,937 1,071,705
EOG Resources, Inc. 34,141 3,032,745
Exxon Mobil Corp. 246,756 15,099,000
Hess Corp. 16,133 1,194,326
Kinder Morgan, Inc. 113,732 1,803,790
Marathon Oil Corp. 46,080 756,634
Marathon Petroleum Corp. 37,224 2,381,964
Occidental Petroleum Corp. 51,905 1,504,726
ONEOK, Inc. 26,078 1,532,343
Phillips 66 25,554 1,851,643
Pioneer Natural Resources
Co. 13,232 2,406,636
Valero Energy Corp. 23,854 1,791,674
Williams Cos., Inc. (The) 70,884 1,845,819
58,308,404
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 13,557 5,018,801
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. 129,885 8,098,330
Catalent, Inc.* 9,972 1,276,715
Eli Lilly & Co. 46,278 12,782,909
Johnson & Johnson 153,429 26,247,099
Merck & Co., Inc. 147,548 11,308,079
Organon & Co. 14,879 453,066
Pfizer, Inc. 327,665 19,348,618
Viatris, Inc. 70,625 955,556
Zoetis, Inc. 27,629 6,742,305
87,212,677
Professional Services 0.4%
Equifax, Inc. 7,127 2,086,715

82 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
IHS Markit Ltd. 23,311 3,098,498
Jacobs Engineering Group,
Inc. 7,610 1,059,540
Leidos Holdings, Inc. 8,270 735,203
Nielsen Holdings plc 21,075 432,248
Robert Half International, Inc. 6,544 729,787
Verisk Analytics, Inc. 9,412 2,152,807
10,294,798
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 19,640 2,131,136
Road & Rail 0.8%
CSX Corp. 131,449 4,942,483
JB Hunt Transport Services,
Inc. 4,915 1,004,626
Norfolk Southern Corp. 14,439 4,298,635
Old Dominion Freight Line, Inc. 5,472 1,961,055
Union Pacific Corp. 38,012 9,576,363
21,783,162
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.* 70,703 10,174,162
Analog Devices, Inc. 31,358 5,511,796
Applied Materials, Inc. 53,278 8,383,826
Broadcom, Inc. 23,911 15,910,618
Enphase Energy, Inc.* 7,853 1,436,628
Intel Corp. 236,475 12,178,462
KLA Corp. 8,905 3,830,129
Lam Research Corp. 8,307 5,973,979
Microchip Technology, Inc. 31,966 2,782,960
Micron Technology, Inc. 65,635 6,113,900
Monolithic Power Systems,
Inc. 2,518 1,242,205
NVIDIA Corp. 146,359 43,045,645
NXP Semiconductors NV 15,461 3,521,707
Qorvo, Inc.* 6,492 1,015,284
QUALCOMM, Inc. 65,749 12,023,520
Skyworks Solutions, Inc. 9,636 1,494,929
SolarEdge Technologies, Inc.* 3,075 862,753
Teradyne, Inc.(a) 9,630 1,574,794
Texas Instruments, Inc. 53,813 10,142,136
Xilinx, Inc. 14,430 3,059,593
150,279,026
Software 8.0%
Adobe, Inc.* 27,766 15,744,988
ANSYS, Inc.* 5,089 2,041,300
Autodesk, Inc.* 12,827 3,606,824
Cadence Design Systems,
Inc.* 16,140 3,007,689
Ceridian HCM Holding, Inc.*(a) 7,900 825,234
Citrix Systems, Inc. 7,265 687,196
Fortinet, Inc.* 7,906 2,841,416
Intuit, Inc. 16,512 10,620,848
Microsoft Corp. 439,546 147,828,112
NortonLifeLock, Inc. 33,962 882,333
Oracle Corp. 96,282 8,396,753
Paycom Software, Inc.* 2,814 1,168,345
PTC, Inc.* 6,173 747,859
salesforce.com, Inc.* 57,314 14,565,207
ServiceNow, Inc.* 11,579 7,516,045
Common Stocks
Shares Value ($)
Software
Synopsys, Inc.* 8,898 3,278,913
Tyler Technologies, Inc.* 2,383 1,281,935
225,040,997
Specialty Retail 2.0%
Advance Auto Parts, Inc. 3,834 919,700
AutoZone, Inc.* 1,260 2,641,451
Bath & Body Works, Inc. 15,500 1,081,745
Best Buy Co., Inc.(a) 13,189 1,340,002
CarMax, Inc.* 9,509 1,238,357
Gap, Inc. (The) 10,287 181,566
Home Depot, Inc. (The)(a) 62,136 25,787,061
Lowe's Cos., Inc. 41,204 10,650,410
O'Reilly Automotive, Inc.* 4,021 2,839,751
Ross Stores, Inc. 20,830 2,380,452
TJX Cos., Inc. (The) 70,342 5,340,365
Tractor Supply Co. 6,673 1,592,178
Ulta Beauty, Inc.* 3,197 1,318,251
57,311,289
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 912,468 162,026,943
Hewlett Packard Enterprise
Co.(a) 76,455 1,205,695
HP, Inc. 70,267 2,646,958
NetApp, Inc. 13,077 1,202,953
Seagate Technology Holdings
plc(a) 11,991 1,354,743
Western Digital Corp.* 17,895 1,166,933
169,604,225
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B 74,697 12,449,749
PVH Corp. 4,178 445,584
Ralph Lauren Corp. 2,288 271,952
Tapestry, Inc. 16,297 661,658
Under Armour, Inc., Class A* 9,583 203,064
Under Armour, Inc., Class C* 10,369 187,057
VF Corp. 19,025 1,393,010
15,612,074
Tobacco 0.5%
Altria Group, Inc. 107,516 5,095,183
Philip Morris International, Inc. 90,849 8,630,655
13,725,838
Trading Companies & Distributors 0.2%
Fastenal Co. 33,533 2,148,124
United Rentals, Inc.* 4,223 1,403,261
WW Grainger, Inc. 2,561 1,327,212
4,878,597
Water Utilities 0.1%
American Water Works Co.,
Inc. 10,619 2,005,504
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.* 34,200 3,966,516
Total Common Stocks
(cost $1,541,820,347) 2,362,533,730

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2021 - Statement of Investments - 83
Purchased Options 3.0%
Number of
Contracts Value ($)
Call Options 3.0%
Index Funds: 3.0%
S&P 500 E-Mini Index
4/14/2022 at USD 3,800.00,
European Style
Notional Amount: USD
142,032,164
Exchange Traded
*
596 29,174,200
S&P 500 E-Mini Index
3/18/2022 at USD 3,900.00,
American Style
Notional Amount: USD
142,032,164
Exchange Traded
*
596 26,171,850
S&P 500 E-Mini Index
5/20/2022 at USD 3,800.00,
European Style
Notional Amount: USD
142,985,400
Exchange Traded
*
600 29,842,500
Total Purchased Options
(cost $82,346,455) 85,188,550
Short-Term Investment 8.1%
Shares
U.S. Treasury Obligation 8.1%
U.S. Treasury Bills, 0.03%,
3/17/2022(a) 230,000,000 229,974,233
Total Short-Term Investment
(cost $229,984,521) 229,974,233
Repurchase Agreements 2.6%
Principal
Amount ($)
BofA Securities, Inc.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $9,000,038,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 6.25%, maturing
1/13/2022 - 10/5/2045;
total market value
$9,180,088.(b)(c) 9,000,000 9,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $11,655,734,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $11,888,798.(b)(c) 11,655,685 11,655,685
Repurchase Agreements
Principal
Amount ($) Value ($)
Natixis New York Branch,
0.02%, dated 12/31/2021,
due 1/3/2022, repurchase
price $15,000,025,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
1/20/2022 - 5/15/2051;
total market value
$15,300,027.(b)(c) 15,000,000 15,000,000
Pershing LLC,
0.08%, dated 12/31/2021,
due 1/3/2022, repurchase
price $38,000,254,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071;
total market value
$38,760,000.(b)(c) 38,000,000 38,000,000
Total Repurchase Agreements
(cost $73,655,685) 73,655,685
Total Investments
(cost $1,927,807,008) — 97.4% 2,751,352,198
Other assets in excess of liabilities — 2.6% 72,300,930
NET ASSETS — 100.0%
$ 2,823,653,128
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $142,969,460, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $73,655,685 and by
$71,323,065 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $144,978,750.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$73,655,685.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

84 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 2,090 3/2022 USD 497,263,250 13,250,646
U.S. Treasury Long Bond 947 3/2022 USD 151,934,313 1,714,078
14,964,724
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2021 - Statement of Investments - 85
Common Stocks 86.5%
Shares Value ($)
Aerospace & Defense 3.4%
Howmet Aerospace, Inc. 214,946 6,841,731
L3Harris Technologies, Inc. 35,376 7,543,578
Northrop Grumman Corp. 17,263 6,681,990
21,067,299
Automobiles 1.2%
General Motors Co.* 123,489 7,240,160
Banks 6.0%
Bank of America Corp. 190,965 8,496,033
Comerica, Inc. 79,489 6,915,543
JPMorgan Chase & Co. 87,891 13,917,540
US Bancorp 141,674 7,957,828
37,286,944
Beverages 0.7%
PepsiCo, Inc. 25,105 4,360,989
Biotechnology 2.8%
AbbVie, Inc. 126,568 17,137,307
Building Products 0.9%
Armstrong World Industries,
Inc. 47,981 5,571,554
Capital Markets 7.7%
Ameriprise Financial, Inc. 31,639 9,544,221
Charles Schwab Corp. (The) 124,114 10,437,987
CME Group, Inc. 17,056 3,896,614
LPL Financial Holdings, Inc. 27,185 4,352,047
Morgan Stanley 134,519 13,204,385
State Street Corp. 67,400 6,268,200
47,703,454
Chemicals 1.7%
CF Industries Holdings, Inc. 151,395 10,715,738
Communications Equipment 2.8%
Cisco Systems, Inc. 276,666 17,532,324
Construction & Engineering 0.9%
Quanta Services, Inc. 48,345 5,543,238
Construction Materials 0.5%
Vulcan Materials Co. 13,796 2,863,774
Consumer Finance 0.4%
Capital One Financial Corp. 18,280 2,652,245
Diversified Financial Services 4.4%
Berkshire Hathaway, Inc.,
Class B* 54,514 16,299,686
Equitable Holdings, Inc. 80,240 2,631,070
Voya Financial, Inc.(a) 120,789 8,009,519
26,940,275
Electric Utilities 3.0%
Exelon Corp. 319,311 18,443,403
Electrical Equipment 2.1%
Eaton Corp. plc 37,944 6,557,482
Hubbell, Inc. 29,743 6,194,575
12,752,057
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc. 139,146 5,180,406
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 0.8%
Medical Properties Trust, Inc.
(a) 212,005 5,009,678
Health Care Equipment & Supplies 2.5%
Becton Dickinson and Co. 18,444 4,638,297
Medtronic plc 79,780 8,253,241
Zimmer Biomet Holdings, Inc. 21,875 2,779,000
15,670,538
Health Care Providers & Services 6.8%
CVS Health Corp. 120,543 12,435,216
HCA Healthcare, Inc. 9,851 2,530,919
Laboratory Corp. of America
Holdings* 12,856 4,039,484
McKesson Corp. 34,735 8,634,079
UnitedHealth Group, Inc. 29,055 14,589,678
42,229,376
Hotels, Restaurants & Leisure 0.8%
International Game
Technology plc 175,197 5,064,945
Household Durables 0.4%
Newell Brands, Inc. 113,116 2,470,453
Independent Power and Renewable Electricity Producers
4.1%
AES Corp. (The) 281,702 6,845,359
Clearway Energy, Inc., Class
C(a) 202,964 7,312,793
NextEra Energy Partners LP 72,374 6,108,365
Vistra Corp.(a) 214,314 4,879,930
25,146,447
Insurance 6.5%
Aon plc, Class A 27,113 8,149,083
Assurant, Inc. 74,287 11,578,372
Chubb Ltd. 34,764 6,720,229
Hartford Financial Services
Group, Inc. (The) 56,044 3,869,278
Willis Towers Watson plc 40,742 9,675,817
39,992,779
Interactive Media & Services 2.5%
Alphabet, Inc., Class A* 5,427 15,722,236
Life Sciences Tools & Services 1.4%
Danaher Corp. 25,314 8,328,559
Machinery 1.1%
Ingersoll Rand, Inc. 110,558 6,840,223
Media 1.3%
Comcast Corp., Class A 154,881 7,795,161
Metals & Mining 1.5%
Freeport-McMoRan, Inc. 214,740 8,961,100
Oil, Gas & Consumable Fuels 7.6%
ConocoPhillips 71,996 5,196,671
Devon Energy Corp.(a) 267,619 11,788,617
EQT Corp.* 249,458 5,440,679
Exxon Mobil Corp. 121,223 7,417,636
Hess Corp. 78,797 5,833,342
Marathon Petroleum Corp. 179,387 11,478,974
47,155,919

86 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 2.8%
Eli Lilly & Co. 23,153 6,395,322
Merck & Co., Inc. 74,829 5,734,894
Organon & Co.(a) 173,577 5,285,420
17,415,636
Road & Rail 1.4%
Norfolk Southern Corp.(a) 28,194 8,393,636
Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc. 44,567 7,013,063
QUALCOMM, Inc. 58,267 10,655,286
17,668,349
Software 1.8%
Dolby Laboratories, Inc., Class
A 66,251 6,308,420
SS&C Technologies Holdings,
Inc. 57,083 4,679,665
10,988,085
Wireless Telecommunication Services 1.0%
Vodafone Group plc,
ADR-UK(a) 414,973 6,195,547
Total Common Stocks
(cost $390,938,694) 534,039,834
Purchased Options 3.0%
Number of
Contracts
Call Options 3.0%
Index Funds: 3.0%
S&P 500 E-Mini Index
4/14/2022 at USD 3,800.00,
European Style
Notional Amount: USD
31,218,479
Exchange Traded
*
131 6,412,450
S&P 500 E-Mini Index
3/18/2022 at USD 3,900.00,
American Style
Notional Amount: USD
31,218,479
Exchange Traded
*
131 5,752,537
S&P 500 E-Mini Index
5/20/2022 at USD 3,800.00,
European Style
Notional Amount: USD
29,788,625
Exchange Traded
*
125 6,217,187
Total Purchased Options
(cost $17,738,801) 18,382,174
Short-Term Investment 2.3%
Shares Value ($)
U.S. Treasury Obligation 2.3%
U.S. Treasury Bills, 0.03%,
3/17/2022 14,000,000 13,998,432
Total Short-Term Investment
(cost $13,999,067) 13,998,432
Repurchase Agreements 0.6%
Principal
Amount ($)
Bank of America NA,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,000,005,
collateralized by U.S.
Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $784,856,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $800,549.(b)(c) 784,852 784,852
NatWest Markets Securities,
Inc.,
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $2,000,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$2,040,017.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,784,852) 3,784,852
Total Investments
(cost $ 426,461,414 ) — 92.4% 570,205,292
Other assets in excess of liabilities — 7.6% 46,747,762
NET ASSETS — 100.0%
$ 616,953,054

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2021 - Statement of Investments - 87
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $25,627,395, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,784,852 and by
$22,326,979 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/15/2022 –
8/15/2051, a total value of $26,111,831.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$3,784,852.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 752 3/2022 USD 62,055,040 1,705,634
S&P 500 E-Mini Index 20 3/2022 USD 4,758,500 47,790
U.S. Treasury Long Bond 204 3/2022 USD 32,729,250 369,242
2,122,666
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

88 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Sustainable U.S. Equity Fund
Common Stocks 98.6%
Shares Value ($)
Banks 7.7%
Citigroup, Inc. 47,714 2,881,448
First Republic Bank 18,719 3,865,661
JPMorgan Chase & Co. 26,123 4,136,577
10,883,686
Beverages 2.8%
PepsiCo, Inc. 23,297 4,046,922
Capital Markets 2.5%
Goldman Sachs Group, Inc.
(The) 9,424 3,605,151
Chemicals 4.6%
Albemarle Corp. 15,527 3,629,747
Ecolab, Inc. 12,281 2,881,000
6,510,747
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc. 25,313 1,315,264
Electric Utilities 1.7%
Eversource Energy 26,852 2,442,995
Electronic Equipment, Instruments & Components 2.4%
TE Connectivity Ltd. 21,260 3,430,089
Food & Staples Retailing 3.0%
Costco Wholesale Corp. 7,452 4,230,501
Food Products 0.1%
Beyond Meat, Inc.* 2,832 184,533
Health Care Equipment & Supplies 8.2%
Abbott Laboratories 32,724 4,605,576
Cooper Cos., Inc. (The) 8,662 3,628,858
Medtronic plc 33,384 3,453,575
11,688,009
Household Durables 2.9%
Lennar Corp., Class A 35,677 4,144,240
Interactive Media & Services 4.7%
Alphabet, Inc., Class A* 2,328 6,744,309
Internet & Direct Marketing Retail 8.3%
Amazon.com, Inc.* 2,382 7,942,398
eBay, Inc. 58,381 3,882,336
11,824,734
Common Stocks
Shares Value ($)
IT Services 8.5%
Accenture plc, Class A 15,741 6,525,431
Fidelity National Information
Services, Inc. 18,085 1,973,978
Mastercard , Inc., Class A 9,999 3,592,841
12,092,250
Machinery 0.5%
Otis Worldwide Corp. 8,170 711,362
Multiline Retail 2.1%
Dollar General Corp. 12,734 3,003,059
Multi-Utilities 1.5%
CMS Energy Corp. 32,747 2,130,192
Pharmaceuticals 1.5%
Merck & Co., Inc. 27,372 2,097,790
Road & Rail 1.9%
Norfolk Southern Corp. 9,079 2,702,909
Semiconductors & Semiconductor Equipment 6.8%
Applied Materials, Inc. 24,802 3,902,843
QUALCOMM, Inc. 13,824 2,527,995
Texas Instruments, Inc. 16,896 3,184,389
9,615,227
Software 13.5%
Intuit, Inc. 7,150 4,599,023
Microsoft Corp. 30,659 10,311,235
salesforce.com, Inc.* 17,057 4,334,695
19,244,953
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. 58,411 10,372,041
Textiles, Apparel & Luxury Goods 3.2%
NIKE, Inc., Class B 26,881 4,480,256
Trading Companies & Distributors 2.0%
Ferguson plc 16,296 2,894,835
Total Investments
(cost $83,430,423) — 98.6% 140,396,054
Other assets in excess of liabilities — 1.4% 1,947,011
NET ASSETS — 100.0%
$ 142,343,065
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2021 - Statement of Investments - 89
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 1.4%
Northrop Grumman Corp. 1,605 621,247
Automobiles 2.0%
Rivian Automotive, Inc., Class
A* 1,529 158,542
Tesla, Inc.* 705 745,030
903,572
Banks 6.4%
Truist Financial Corp. 16,562 969,705
US Bancorp 15,204 854,009
Wells Fargo & Co. 20,846 1,000,191
2,823,905
Beverages 1.3%
Coca-Cola Co. (The) 9,392 556,100
Biotechnology 5.1%
AbbVie, Inc. 9,240 1,251,096
Biogen, Inc.* 1,326 318,134
Regeneron Pharmaceuticals,
Inc.* 1,118 706,039
2,275,269
Building Products 0.7%
Trane Technologies plc 1,614 326,076
Capital Markets 4.3%
Ameriprise Financial, Inc. 1,960 591,254
Morgan Stanley 4,944 485,303
S&P Global, Inc. 1,730 816,439
1,892,996
Chemicals 2.8%
Eastman Chemical Co. 3,124 377,723
PPG Industries, Inc. 5,045 869,960
1,247,683
Construction Materials 0.4%
Vulcan Materials Co. 933 193,672
Electric Utilities 3.9%
NextEra Energy, Inc. 13,150 1,227,684
Xcel Energy, Inc. 7,400 500,980
1,728,664
Electrical Equipment 3.1%
Eaton Corp. plc 7,857 1,357,847
Equity Real Estate Investment Trusts (REITs) 3.3%
Prologis, Inc. 8,775 1,477,359
Health Care Equipment & Supplies 2.7%
Boston Scientific Corp.* 16,817 714,386
Intuitive Surgical, Inc.* 1,379 495,475
1,209,861
Health Care Providers & Services 1.5%
Centene Corp.* 7,996 658,870
Hotels, Restaurants & Leisure 4.7%
Marriott International, Inc.,
Class A* 5,343 882,877
McDonald's Corp. 2,957 792,683
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. 2,980 413,803
2,089,363
Insurance 0.6%
Progressive Corp. (The) 2,741 281,364
Interactive Media & Services 7.5%
Alphabet, Inc., Class A* 979 2,836,202
Meta Platforms, Inc., Class A* 691 232,418
Snap, Inc., Class A* 4,957 233,128
3,301,748
Internet & Direct Marketing Retail 5.9%
Amazon.com, Inc.* 779 2,597,451
IT Services 5.0%
Affirm Holdings, Inc.* 1,147 115,342
FleetCor Technologies, Inc.* 885 198,098
Mastercard , Inc., Class A 3,888 1,397,036
Shopify, Inc., Class A* 313 431,123
Visa, Inc., Class A 419 90,802
2,232,401
Machinery 3.0%
Deere & Co. 2,686 921,002
Stanley Black & Decker, Inc. 2,209 416,662
1,337,664
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co. 13,788 859,682
Eli Lilly & Co. 3,018 833,632
1,693,314
Professional Services 0.8%
Leidos Holdings, Inc. 3,774 335,509
Road & Rail 2.5%
Norfolk Southern Corp. 3,700 1,101,527
Semiconductors & Semiconductor Equipment 7.9%
Advanced Micro Devices, Inc.* 7,052 1,014,783
Analog Devices, Inc. 6,346 1,115,436
NXP Semiconductors NV 6,072 1,383,080
3,513,299
Software 8.7%
Ceridian HCM Holding, Inc.* 1,814 189,490
Microsoft Corp. 10,900 3,665,888
3,855,378
Specialty Retail 3.3%
Lowe's Cos., Inc. 2,430 628,107
O'Reilly Automotive, Inc.* 526 371,477
Ross Stores, Inc. 4,201 480,090
1,479,674
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc. 12,569 2,231,877
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B 3,485 580,845
Total Investments
(cost $35,660,955) — 98.9% 43,904,535
Other assets in excess of liabilities — 1.1% 474,342
NET ASSETS — 100.0%
$ 44,378,877

90 - Statement of Investments - December 31, 2021 - NVIT J.P.Morgan U.S. Equity Fund
* Denotes a non-income producing security. REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1 3/2022 USD 237,925 2,098
2,098
As of December 31, 2021, the Fund had $21,500 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the State ment of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Statement of Investments - 91
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 2.8%
Axon Enterprise, Inc.* 3,375 529,875
Howmet Aerospace, Inc. 34,947 1,112,363
Lockheed Martin Corp. 14,458 5,138,518
Northrop Grumman Corp. 2,842 1,100,053
7,880,809
Airlines 0.3%
Allegiant Travel Co.*(a) 4,944 924,726
Auto Components 0.7%
Dana, Inc. 29,025 662,350
Visteon Corp.* 12,341 1,371,579
2,033,929
Automobiles 1.6%
Tesla, Inc.* 4,033 4,261,994
Winnebago Industries, Inc.(a) 4,904 367,407
4,629,401
Banks 1.0%
Citizens Financial Group, Inc. 28,393 1,341,569
Western Alliance Bancorp 14,523 1,563,401
2,904,970
Beverages 0.6%
Boston Beer Co., Inc. (The),
Class A*(a) 2,049 1,034,950
Coca-Cola Consolidated, Inc. 917 567,797
1,602,747
Biotechnology 4.9%
ACADIA Pharmaceuticals,
Inc.* 30,356 708,509
Alnylam Pharmaceuticals, Inc.* 10,762 1,825,020
Amicus Therapeutics, Inc.* 43,333 500,496
Exelixis , Inc.* 66,504 1,215,693
Incyte Corp.* 36,717 2,695,028
Ionis Pharmaceuticals, Inc.* 59,632 1,814,602
PTC Therapeutics, Inc.* 3,820 152,151
Sarepta Therapeutics, Inc.* 17,408 1,567,590
Vertex Pharmaceuticals, Inc.* 15,505 3,404,898
13,883,987
Building Products 0.1%
Resideo Technologies, Inc.* 8,650 225,160
Capital Markets 0.4%
Moelis & Co., Class A 15,704 981,657
Raymond James Financial,
Inc. 2,218 222,687
1,204,344
Chemicals 3.1%
Chemours Co. (The) 27,935 937,499
Dow, Inc. 31,331 1,777,094
FMC Corp. 19,661 2,160,547
LyondellBasell Industries NV,
Class A 1,832 168,965
Olin Corp. 35,558 2,045,296
Westlake Chemical Corp. 18,211 1,768,835
8,858,236
Communications Equipment 1.2%
CommScope Holding Co.,
Inc.* 202,696 2,237,764
Common Stocks
Shares Value ($)
Communications Equipment
Viavi Solutions, Inc.* 65,740 1,158,339
3,396,103
Construction & Engineering 0.7%
EMCOR Group, Inc. 15,254 1,943,207
Consumer Finance 0.6%
Synchrony Financial 37,594 1,743,986
Diversified Consumer Services 0.5%
frontdoor , Inc.* 36,701 1,345,092
Diversified Telecommunication Services 0.4%
Cogent Communications
Holdings, Inc.(a) 17,353 1,269,893
Electric Utilities 0.7%
NRG Energy, Inc. 46,763 2,014,550
Electronic Equipment, Instruments & Components 2.5%
Insight Enterprises, Inc.* 5,339 569,138
Jabil, Inc. 54,626 3,842,939
Vontier Corp. 86,462 2,656,977
7,069,054
Entertainment 1.6%
Playtika Holding Corp.* 56,050 969,105
Take-Two Interactive Software,
Inc.* 12,895 2,291,699
Zynga, Inc., Class A* 199,595 1,277,408
4,538,212
Equity Real Estate Investment Trusts (REITs) 0.9%
Equinix , Inc. 764 646,222
Ryman Hospitality Properties,
Inc.*(a) 2,700 248,292
SBA Communications Corp. 4,459 1,734,640
2,629,154
Food & Staples Retailing 0.8%
Costco Wholesale Corp. 3,812 2,164,072
Food Products 1.2%
Hershey Co. (The) 14,272 2,761,204
Pilgrim's Pride Corp.* 17,529 494,318
3,255,522
Health Care Equipment & Supplies 1.5%
DexCom , Inc.* 4,173 2,240,692
Intuitive Surgical, Inc.* 3,830 1,376,119
Nevro Corp.* 3,140 254,560
Shockwave Medical, Inc.* 1,585 282,653
STAAR Surgical Co.* 2,317 211,542
4,365,566
Health Care Providers & Services 2.2%
Cardinal Health, Inc. 14,151 728,635
DaVita, Inc.* 4,579 520,907
McKesson Corp. 16,549 4,113,585
Tenet Healthcare Corp.* 10,380 847,942
6,211,069
Hotels, Restaurants & Leisure 4.4%
Booking Holdings, Inc.* 2,291 5,496,636
Domino's Pizza, Inc. 485 273,700
Papa John's International, Inc. 7,307 975,266
Six Flags Entertainment Corp.* 21,809 928,627

92 - Statement of Investments - December 31, 2021 - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp. 24,506 2,866,467
Travel + Leisure Co. 31,908 1,763,555
12,304,251
Household Durables 0.5%
NVR, Inc.* 51 301,352
Toll Brothers, Inc. 8,140 589,255
TRI Pointe Group, Inc.* 19,366 540,118
1,430,725
Insurance 2.1%
Alleghany Corp.* 641 427,925
Arch Capital Group Ltd.* 21,531 957,053
Everest Re Group Ltd. 6,165 1,688,717
Lincoln National Corp. 10,680 729,017
Markel Corp.* 65 80,210
RenaissanceRe Holdings Ltd. 11,781 1,994,877
5,877,799
Interactive Media & Services 8.9%
Alphabet, Inc., Class C* 6,603 19,106,375
Meta Platforms, Inc., Class A* 11,909 4,005,592
Yelp, Inc.* 51,435 1,864,004
24,975,971
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.* 3,516 11,723,539
Shutterstock , Inc.(a) 660 73,181
11,796,720
IT Services 4.3%
EPAM Systems, Inc.* 5,597 3,741,315
Genpact Ltd. 7,794 413,705
GoDaddy , Inc., Class A* 30,065 2,551,316
Mastercard , Inc., Class A 15,230 5,472,444
12,178,780
Machinery 0.9%
AGCO Corp. 1,457 169,041
Allison Transmission Holdings,
Inc. 68,932 2,505,678
2,674,719
Media 0.4%
Nexstar Media Group, Inc.,
Class A(a) 6,749 1,018,964
Multiline Retail 0.2%
Nordstrom, Inc.* 20,344 460,181
Oil, Gas & Consumable Fuels 2.4%
Cheniere Energy, Inc. 31,736 3,218,665
Diamondback Energy, Inc. 9,353 1,008,721
EOG Resources, Inc. 18,674 1,658,811
Occidental Petroleum Corp. 27,831 806,821
6,693,018
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.(a) 32,358 2,535,249
Personal Products 1.3%
Herbalife Nutrition Ltd.*(a) 42,642 1,745,337
Medifast , Inc. 3,919 820,756
Nu Skin Enterprises, Inc.,
Class A 20,180 1,024,135
3,590,228
Common Stocks
Shares Value ($)
Professional Services 1.6%
Insperity , Inc. 23,149 2,734,128
TriNet Group, Inc.* 19,248 1,833,565
4,567,693
Road & Rail 1.3%
Landstar System, Inc.(a) 14,709 2,633,205
Lyft, Inc., Class A*(a) 4,732 202,199
XPO Logistics, Inc.* 12,126 938,916
3,774,320
Semiconductors & Semiconductor Equipment 5.0%
Lam Research Corp. 3,747 2,694,655
Micron Technology, Inc. 26,839 2,500,053
NVIDIA Corp. 8,438 2,481,700
QUALCOMM, Inc. 16,957 3,100,926
Synaptics , Inc.* 8,398 2,431,305
Universal Display Corp. 4,622 762,769
13,971,408
Software 14.8%
Atlassian Corp. plc, Class A* 2,682 1,022,620
Box, Inc., Class A*(a) 44,315 1,160,610
Citrix Systems, Inc. 4,259 402,859
CommVault Systems, Inc.* 34,898 2,405,170
Dropbox, Inc., Class A* 28,771 706,040
Fortinet, Inc.* 14,744 5,298,994
Microsoft Corp. 71,282 23,973,562
NCR Corp.*(a) 30,846 1,240,009
Nutanix , Inc., Class A* 51,532 1,641,810
Splunk , Inc.* 6,741 780,068
Tenable Holdings, Inc.* 12,886 709,632
VMware, Inc., Class A(a) 2,152 249,374
Zscaler , Inc.*(a) 6,456 2,074,506
41,665,254
Specialty Retail 2.9%
Asbury Automotive Group,
Inc.*(a) 1,595 275,504
AutoZone, Inc.* 2,385 4,999,890
Best Buy Co., Inc.(a) 19,816 2,013,306
Leslie's, Inc.* 32,328 764,881
8,053,581
Technology Hardware, Storage & Peripherals 12.2%
Apple, Inc. 136,373 24,215,754
Dell Technologies, Inc., Class
C* 42,342 2,378,350
HP, Inc.(a) 104,365 3,931,429
NetApp, Inc. 3,284 302,095
Pure Storage, Inc., Class A* 105,732 3,441,577
34,269,205
Textiles, Apparel & Luxury Goods 0.1%
Kontoor Brands, Inc. 5,721 293,201
Trading Companies & Distributors 0.7%
Boise Cascade Co. 8,358 595,089
WESCO International, Inc.* 9,913 1,304,452
1,899,541
Total Common Stocks
(cost $185,378,201) 280,124,597

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Statement of Investments - 93
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $186,301,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $190,026.(b)(c) 186,300 186,300
Total Repurchase Agreement
(cost $186,300) 186,300
Total Investments
(cost $185,564,501) — 99.5% 280,310,897
Other assets in excess of liabilities — 0.5% 1,540,372
NET ASSETS — 100.0%
$ 281,851,269
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $11,667,902, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $186,300 and by
$11,847,691 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/15/2022 –
8/15/2051, a total value of $12,033,991.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was $186,300.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of December 31, 2021 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 21,334 6,604 6,604
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 7,408 6,741 6,741
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 3,496 979 979
Appian Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,947 4,627 4,627
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,478 1,635 1,635
Asbury Automotive
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,470 20,403 20,403
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 491 520 520
Balchem Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 8,345 6,759 6,759
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,157 4,546 4,546
BigCommerce
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 1,916 192 192

94 - Statement of Investments - December 31, 2021 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Blueprint Medicines
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 9,113 20,504 20,504
Boise Cascade Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,410 9,037 9,037
Broadcom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 1,950 6,045 6,045
C3.ai, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 1,980 416 416
Cabot Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 19,505 12,288 12,288
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 16,625 15,461 15,461
Catalent , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 11,201 560 560
Coca-Cola
Consolidated, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 637 2,032 2,032
Codexis , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 18,912 3,404 3,404
CommScope
Holding Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 50,506 4,040 4,040
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 24,451 19,561 19,561
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 14,214 4,691 4,691
Dexcom , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 911 1,412 1,412
Digital Turbine, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 6,230 1,371 1,371
Editas Medicine, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 4,570 2,422 2,422
Equinix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,711 24,901 24,901
Fastenal Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 23,468 8,448 8,448
Fate Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 13,432 9,537 9,537
Gibraltar Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,169 14,238 14,238

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Statement of Investments - 95
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 8,258 8,506 8,506
Hamilton Lane, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 12,796 1,407 1,407
Herbalife Nutrition
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 24,414 2,686 2,686
Hershey Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,553 6,512 6,512
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 14,060 12,092 12,092
Insight Enterprises,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,466 3,492 3,492
Installed Building
Products, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 3,071 1,075 1,075
Intellia Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 1,902 552 552
JELD-WEN Holding,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 21,327 427 427
Kontoor Brands, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 643 164 164
Live Nation
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 11,838 1,657 1,657
LivePerson , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 21,201 4,028 4,028
LyondellBasell
Industries NV
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 21,229 11,049 11,049
MicroStrategy , Inc. Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 1,477 17,133 17,133
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 3,338 1,168 1,168
Murphy USA, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,553 9,415 9,415
Neogen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 23,670 13,729 13,729
Netflix, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 1,830 14,823 14,823
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 28,318 567 567

96 - Statement of Investments - December 31, 2021 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Nordstrom, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 22,834 685 685
Northrop Grumman
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 7,793 16,209 16,209
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 5,154 979 979
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 30,741 615 615
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,580 1,253 1,253
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 4,905 8,437 8,437
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 8,037 3,697 3,697
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 4,338 26,982 26,982
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 87,453 25,361 25,361
Royalty Pharma plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 33,617 3,362 3,362
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 4,368 20,311 20,311
Snowflake, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 4,219 23,036 23,036
Splunk , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 12,759 2,807 2,807
Sprout Social, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,861 633 633
Starbucks Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,802 4,603 4,603
TechTarget , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,065 11,944 11,944
TG Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 4,325 1,038 1,038
Toll Brothers, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 16,735 1,171 1,171
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,345 1,138 1,138

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Statement of Investments - 97
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Twitter, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 11,348 5,220 5,220
Vertiv Holdings Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 36,898 738 738
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,661 6,407 6,407
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 3,779 2,192 2,192
World Wrestling
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 9,229 462 462
Zurn Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 4,675 1,404 1,404
494,540 494,540
– –
10X Genomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,713 (28,396) (28,396)
3D Systems Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 29,791 (10,725) (10,725)
AbbVie, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 11,494 (460) (460)
Abercrombie & Fitch
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 25,050 (12,775) (12,775)
Advanced Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 11,109 (8,776) (8,776)
Alleghany Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,423 (21,120) (21,120)
Allegiant Travel Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,212 (4,387) (4,387)
Alnylam
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 1,309 (655) (655)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 140 (5,110) (5,110)
Ameresco , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 9,492 (24,110) (24,110)
Amicus
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 66,664 (25,999) (25,999)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,330 (7,831) (7,831)

98 - Statement of Investments - December 31, 2021 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 23,934 (3,111) (3,111)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,866 (23,287) (23,287)
Arch Capital Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 17,774 (2,666) (2,666)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 17,841 (15,966) (15,966)
Arvinas , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 7,880 (17,572) (17,572)
Atkore , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 3,275 (8,089) (8,089)
Atlassian Corp. plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,707 (8,503) (8,503)
Axonics , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,066 (1,410) (1,410)
Azenta , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 15,667 (5,953) (5,953)
Bill.com Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 5,216 (2,660) (2,660)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,367 (35,103) (35,103)
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,715 (3,631) (3,631)
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,219 (5,100) (5,100)
Bruker Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 16,384 (3,768) (3,768)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 15,819 (18,192) (18,192)
Cardinal Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 39,361 (2,724) (2,724)
Cardlytics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 5,174 (12,004) (12,004)
CareDx , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,919 (2,898) (2,898)
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,870 (25,155) (25,155)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Statement of Investments - 99
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cassava Sciences,
Inc.
Increases in total
return of reference
entity
OBFR - 8.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,892 (2,053) (2,053)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 2,951 (4,308) (4,308)
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,146 (14,407) (14,407)
Citrix Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,991 (17,982) (17,982)
Costco Wholesale
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,598 (672) (672)
CryoPort , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 10,629 (11,267) (11,267)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 4,543 (11,993) (11,993)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 997 (329) (329)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 81,124 (18,659) (18,659)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 556 (5,221) (5,221)
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 3,516 (2,566) (2,566)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,589 (67,099) (67,099)
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 41,883 (29,737) (29,737)
Fox Factory Holding
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,004 (19,780) (19,780)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 14,143 (26,165) (26,165)
fuboTV , Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 8,208 (985) (985)
FuelCell Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 27,945 (84) (84)
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 188,484 (58,430) (58,430)
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 19,742 (1,185) (1,185)
– –

100 - Statement of Investments - December 31, 2021 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 4,549 (1,774) (1,774)
Intra-Cellular
Therapies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 15,504 (8,992) (8,992)
Intuitive Surgical,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 12,327 (73,592) (73,592)
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 46,471 (26,488) (26,488)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 30,854 (6,171) (6,171)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 38,397 (16,245) (16,245)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,502 (9,454) (9,454)
Lemonade, Inc. Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,176 (7,845) (7,845)
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 11,339 (6,577) (6,577)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 28,659 (14,616) (14,616)
Magnite , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 13,848 (6,924) (6,924)
Magnolia Oil & Gas
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 17,762 (9,414) (9,414)
Medifast , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 806 (1,918) (1,918)
Merit Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 6,173 (10,988) (10,988)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 11,244 (76,459) (76,459)
NeoGenomics , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 34,379 (48,474) (48,474)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 35,244 (41,940) (41,940)
Nevro Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,256 (2,098) (2,098)
Newmark Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 34,666 (12,826) (12,826)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Statement of Investments - 101
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Nu Skin Enterprises,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 203 (290) (290)
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,871 (3,112) (3,112)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,153 (12,617) (12,617)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 439 (22,152) (22,152)
Old Dominion
Freight Line, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 1,883 (4,199) (4,199)
Olin Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 5,469 (3,008) (3,008)
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,645 (1,643) (1,643)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 7,069 (3,535) (3,535)
Outset Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 8,020 (2,727) (2,727)
Pacific Biosciences
of California, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,465 (6,495) (6,495)
Papa John's
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,972 (8,795) (8,795)
Peloton Interactive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 19,648 (23,578) (23,578)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,290 (888) (888)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 23,721 (18,502) (18,502)
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,278 (8,257) (8,257)
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 17,559 (15,979) (15,979)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 5,451 (2,998) (2,998)
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 6,027 (15,972) (15,972)
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 4,206 (673) (673)

102 - Statement of Investments - December 31, 2021 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 27,536 (3,304) (3,304)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 23,805 (41,659) (41,659)
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,462 (13,966) (13,966)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 5,064 (35,144) (35,144)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 247 (840) (840)
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 99,365 (4,968) (4,968)
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,040 (1,856) (1,856)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 25,304 (47,318) (47,318)
Simpson
Manufacturing Co.,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,342 (801) (801)
Skillz , Inc. Increases in total
return of reference
entity
OBFR - 3.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 77,773 (16,569) (16,569)
Sunnova Energy
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 7,308 (6,358) (6,358)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,612 (40,863) (40,863)
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 28,925 (10,413) (10,413)
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 257 (7,558) (7,558)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,152 (10,266) (10,266)
Tri Pointe Homes,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 28,513 (1,711) (1,711)
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,009 (1,725) (1,725)
Trupanion , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 5,167 (1,085) (1,085)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 7,181 (13,788) (13,788)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2021 - Statement of Investments - 103
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Universal Display
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,063 (2,413) (2,413)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 5.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 91,649 (917) (917)
Vertex
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,080 (4,018) (4,018)
Vimeo, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 54,204 (12,467) (12,467)
Vir Biotechnology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 3,354 (9,257) (9,257)
Virgin Galactic
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 4,804 (1,633) (1,633)
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,193 (5,401) (5,401)
Vroom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 32,368 (19,097) (19,097)
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 9,047 (181) (181)
West
Pharmaceutical
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,082 (3,144) (3,144)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,682 (1,265) (1,265)
(1,499,258) (1,499,258)
– –
(1,004,718) (1,004,718)
Financing Costs of Swap Contracts (44,797) (44,797)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,049,515) (1,049,515)
As of December 31, 2021, the Fund had $2,693,147 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

104 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 96.2%
Shares Value ($)
Aerospace & Defense 1.8%
BAE Systems plc 251,519 1,874,145
General Dynamics Corp. 11,876 2,475,790
Huntington Ingalls Industries,
Inc. 13,800 2,577,012
6,926,947
Airlines 0.9%
Southwest Airlines Co.* 78,187 3,349,531
Auto Components 0.9%
BorgWarner, Inc. 58,584 2,640,381
Bridgestone Corp.(a) 20,500 882,080
3,522,461
Automobiles 0.2%
Honda Motor Co. Ltd.,
ADR-JP(a) 30,934 880,072
Banks 3.3%
CIT Group, Inc. 56,189 2,884,743
Commerce Bancshares, Inc.
(a) 4,571 314,211
First Hawaiian, Inc. 55,335 1,512,306
M&T Bank Corp. 13,761 2,113,414
Prosperity Bancshares, Inc. 25,164 1,819,357
Truist Financial Corp. 48,176 2,820,705
Westamerica Bancorp 18,569 1,071,988
12,536,724
Beverages 0.8%
Molson Coors Beverage Co.,
Class B 65,700 3,045,195
Biotechnology 0.3%
United Therapeutics Corp.* 4,525 977,762
Capital Markets 3.9%
Ameriprise Financial, Inc. 6,295 1,898,950
Bank of New York Mellon
Corp. (The)(a) 61,102 3,548,804
Cboe Global Markets, Inc. 14,900 1,942,960
Northern Trust Corp. 36,389 4,352,488
State Street Corp. 10,232 951,576
T. Rowe Price Group, Inc.(a) 10,666 2,097,362
14,792,140
Chemicals 1.3%
Axalta Coating Systems Ltd.* 153,120 5,071,334
Commercial Services & Supplies 0.3%
Republic Services, Inc. 7,131 994,418
Communications Equipment 0.8%
F5, Inc.* 7,762 1,899,439
Juniper Networks, Inc. 29,491 1,053,124
2,952,563
Consumer Finance 0.8%
Ally Financial, Inc. 61,500 2,928,015
Containers & Packaging 3.2%
Amcor plc 56,944 683,897
Berry Global Group, Inc.* 18,200 1,342,796
Graphic Packaging Holding
Co. 131,700 2,568,150
Packaging Corp. of America 13,511 1,839,523
Sealed Air Corp. 41,200 2,779,764
Common Stocks
Shares Value ($)
Containers & Packaging
Sonoco Products Co. 55,402 3,207,222
12,421,352
Distributors 0.8%
LKQ Corp. 50,493 3,031,095
Diversified Telecommunication Services 0.6%
Liberty Global plc, Class A* 88,900 2,466,086
Electric Utilities 4.4%
Edison International 52,053 3,552,617
Evergy, Inc. 75,706 5,194,189
Eversource Energy 13,222 1,202,938
OGE Energy Corp. 115,900 4,448,242
Pinnacle West Capital Corp. 23,982 1,692,889
Xcel Energy, Inc. 12,273 830,882
16,921,757
Electrical Equipment 1.8%
Emerson Electric Co. 34,629 3,219,458
Hubbell, Inc. 4,854 1,010,943
nVent Electric plc 72,761 2,764,918
6,995,319
Electronic Equipment, Instruments & Components 1.9%
Corning, Inc. 12,682 472,151
Flex Ltd.* 135,000 2,474,550
Vontier Corp. 137,100 4,213,083
7,159,784
Energy Equipment & Services 0.8%
Baker Hughes Co. 133,974 3,223,414
Equity Real Estate Investment Trusts (REITs) 4.6%
Equinix, Inc. 1,878 1,588,488
Essex Property Trust, Inc. 4,927 1,735,437
Gaming and Leisure
Properties, Inc. 42,901 2,087,563
Healthcare Trust of America,
Inc., Class A 57,588 1,922,863
Healthpeak Properties, Inc. 69,820 2,519,804
JBG SMITH Properties 121,781 3,496,332
MGM Growth Properties LLC,
Class A 47,001 1,919,991
Regency Centers Corp. 22,639 1,705,849
Weyerhaeuser Co. 15,523 639,237
17,615,564
Food & Staples Retailing 1.0%
Koninklijke Ahold Delhaize NV 75,928 2,601,656
Sysco Corp. 17,172 1,348,861
3,950,517
Food Products 4.6%
Conagra Brands, Inc. 110,145 3,761,452
General Mills, Inc. 20,112 1,355,146
J M Smucker Co. (The) 10,589 1,438,198
Kellogg Co. 18,165 1,170,189
Kraft Heinz Co. (The) 87,300 3,134,070
Orkla ASA 137,776 1,381,401
Post Holdings, Inc.* 49,390 5,567,735
17,808,191
Gas Utilities 1.7%
Atmos Energy Corp. 16,149 1,691,931
Spire, Inc. 19,249 1,255,420

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2021 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Gas Utilities
UGI Corp. 75,159 3,450,549
6,397,900
Health Care Equipment & Supplies 2.7%
Becton Dickinson and Co. 7,674 1,929,857
Envista Holdings Corp.*(a) 37,344 1,682,721
Koninklijke Philips NV, NYRS-
NL REG 31,528 1,161,807
Zimmer Biomet Holdings, Inc. 44,223 5,618,090
10,392,475
Health Care Providers & Services 7.3%
AmerisourceBergen Corp. 41,414 5,503,506
Cardinal Health, Inc. 39,328 2,024,999
Centene Corp.* 59,990 4,943,176
Henry Schein, Inc.* 37,460 2,904,274
Laboratory Corp. of America
Holdings* 11,699 3,675,943
McKesson Corp. 11,139 2,768,821
Quest Diagnostics, Inc. 16,294 2,819,025
Universal Health Services,
Inc., Class B 24,420 3,166,297
27,806,041
Health Care Technology 1.1%
Cerner Corp. 45,456 4,221,499
Hotels, Restaurants & Leisure 0.7%
Cracker Barrel Old Country
Store, Inc.(a) 7,180 923,635
Sodexo SA 20,019 1,755,350
2,678,985
Household Durables 0.6%
NVR, Inc.* 400 2,363,548
Household Products 0.5%
Kimberly-Clark Corp. 14,186 2,027,463
Independent Power and Renewable Electricity Producers
1.2%
Vistra Corp.(a) 198,200 4,513,014
Insurance 10.7%
Aflac, Inc. 53,381 3,116,917
Alleghany Corp.* 7,004 4,675,800
Allstate Corp. (The) 44,155 5,194,836
American International Group,
Inc. 27,100 1,540,906
Arch Capital Group Ltd.* 108,000 4,800,600
Arthur J Gallagher & Co. 4,213 714,820
Chubb Ltd. 14,301 2,764,526
Fidelity National Financial, Inc. 88,697 4,628,209
Loews Corp. 71,900 4,152,944
Markel Corp.* 2,800 3,455,200
Old Republic International
Corp. 84,100 2,067,178
Progressive Corp. (The) 9,629 988,417
Reinsurance Group of
America, Inc. 27,118 2,969,150
41,069,503
Interactive Media & Services 0.7%
IAC/InterActiveCorp*(a) 19,400 2,535,774
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 0.3%
eBay, Inc. 18,700 1,243,550
IT Services 2.3%
Amdocs Ltd. 16,266 1,217,347
Euronet Worldwide, Inc.* 33,344 3,973,605
FleetCor Technologies, Inc.* 16,400 3,670,976
8,861,928
Leisure Products 0.3%
Polaris, Inc. 11,802 1,297,158
Machinery 1.1%
Cummins, Inc. 3,834 836,349
IMI plc 5,245 122,931
Oshkosh Corp. 15,163 1,709,021
PACCAR, Inc. 19,138 1,689,120
4,357,421
Media 5.2%
Altice USA, Inc., Class A* 185,900 3,007,862
Discovery, Inc., Class C*(a) 64,400 1,474,760
DISH Network Corp., Class
A*(a) 88,700 2,877,428
Fox Corp., Class A 67,100 2,475,990
Fox Corp., Class B 72,912 2,498,694
Liberty Broadband Corp.,
Class C*(a) 24,605 3,963,866
Liberty Media Corp-Liberty
SiriusXM, Class C* 69,500 3,534,075
19,832,675
Metals & Mining 0.8%
Kinross Gold Corp. 290,200 1,686,062
United States Steel Corp.(a) 53,900 1,283,359
2,969,421
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Annaly Capital Management,
Inc.(a) 373,200 2,918,424
Multiline Retail 1.5%
Dollar Tree, Inc.* 40,085 5,632,744
Multi-Utilities 2.8%
CenterPoint Energy, Inc.(a) 126,300 3,525,033
NiSource, Inc. 161,500 4,459,015
NorthWestern Corp.(a) 45,475 2,599,351
10,583,399
Oil, Gas & Consumable Fuels 4.5%
Chesapeake Energy Corp. 22,800 1,471,056
ConocoPhillips 35,092 2,532,941
Devon Energy Corp. 90,822 4,000,709
EQT Corp.* 67,600 1,474,356
HollyFrontier Corp. 78,000 2,556,840
Pioneer Natural Resources
Co. 8,867 1,612,730
Williams Cos., Inc. (The) 137,600 3,583,104
17,231,736
Paper & Forest Products 1.0%
Mondi plc 104,577 2,576,963
West Fraser Timber Co. Ltd. 14,700 1,401,792
3,978,755

106 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 2.0%
Organon & Co. 101,400 3,087,630
Perrigo Co. plc 38,200 1,485,980
Viatris, Inc. 220,700 2,986,071
7,559,681
Road & Rail 0.3%
Heartland Express, Inc. 72,221 1,214,757
Software 2.7%
CDK Global, Inc. 115,307 4,812,914
NCR Corp.*(a) 24,839 998,528
Open Text Corp. 39,930 1,895,876
SS&C Technologies Holdings,
Inc. 32,528 2,666,646
10,373,964
Specialty Retail 1.8%
Advance Auto Parts, Inc. 14,765 3,541,828
O'Reilly Automotive, Inc.* 2,800 1,977,444
Ross Stores, Inc. 13,400 1,531,352
7,050,624
Technology Hardware, Storage & Peripherals 1.1%
HP, Inc. 67,206 2,531,650
Western Digital Corp.* 28,800 1,878,048
4,409,698
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial, Inc. 65,156 738,218
Trading Companies & Distributors 1.3%
AerCap Holdings NV* 17,300 1,131,766
Beacon Roofing Supply,
Inc.*(a) 16,717 958,720
MSC Industrial Direct Co., Inc.,
Class A 32,339 2,718,416
4,808,902
Total Common Stocks
(cost $285,934,404) 368,639,498
Repurchase Agreement 0.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,197,558,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $1,221,503.(b)(c) 1,197,552 1,197,552
Total Repurchase Agreement
(cost $1,197,552) 1,197,552
Total Investments
(cost $287,131,956) — 96.5% 369,837,050
Other assets in excess of liabilities — 3.5% 13,248,392
NET ASSETS — 100.0%
$ 383,085,442
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $22,139,978, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,197,552 and by
$21,719,088 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/15/2022 –
8/15/2051, a total value of $22,916,640.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$1,197,552.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
JP Japan
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2021 - Statement of Investments - 107
Forward Foreign Currency Contracts outstanding as of December 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 1,578,046 JPY 179,130,905 Bank of America NA 3/31/2022 19,572
Total unrealized appreciation 19,572
JPY 6,267,100 USD 55,175 Bank of America NA 3/31/2022 (650)
USD 4,717,496 EUR 4,165,691 Credit Suisse International 3/31/2022 (33,791)
USD 3,819,247 GBP 2,887,160 JPMorgan Chase Bank 3/31/2022 (87,148)
USD 1,142,918 NOK 10,338,435 UBS AG 3/31/2022 (29,130)
Total unrealized depreciation (150,719)
Net unrealized depreciation (131,147)
Currency:
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar
The accompanying notes are an integral part of these financial statements.

108 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 98.3%
Shares Value ($)
Aerospace & Defense 0.3%
Curtiss-Wright Corp. 3,054 423,498
Auto Components 2.3%
Dana, Inc. 41,799 953,853
Fox Factory Holding Corp.* 13,902 2,364,730
Patrick Industries, Inc. 6,295 507,944
3,826,527
Automobiles 0.3%
Thor Industries, Inc. 4,778 495,813
Banks 1.9%
Pinnacle Financial Partners,
Inc. 13,705 1,308,827
Silvergate Capital Corp., Class
A* 2,948 436,894
Synovus Financial Corp. 8,637 413,453
Triumph Bancorp, Inc.* 5,008 596,353
Western Alliance Bancorp 3,512 378,067
3,133,594
Biotechnology 5.7%
Akero Therapeutics, Inc.*(a) 6,968 147,373
ALX Oncology Holdings, Inc.* 4,932 105,989
Apellis Pharmaceuticals, Inc.* 6,646 314,223
Arena Pharmaceuticals, Inc.* 3,850 357,819
Arrowhead Pharmaceuticals,
Inc.* 2,105 139,562
Avidity Biosciences, Inc.* 6,124 145,567
BioAtla , Inc.* 4,031 79,129
Biohaven Pharmaceutical
Holding Co. Ltd.*(a) 1,353 186,457
Blueprint Medicines Corp.* 4,851 519,591
CareDx , Inc.* 12,082 549,489
Celldex Therapeutics, Inc.* 7,439 287,443
Cytokinetics, Inc.*(a) 8,314 378,952
Dyne Therapeutics, Inc.*(a) 8,100 96,309
Fate Therapeutics, Inc.*(a) 2,248 131,530
Halozyme Therapeutics,
Inc.*(a) 23,475 943,930
Heron Therapeutics, Inc.*(a) 17,527 160,022
ImmunoGen , Inc.* 30,132 223,579
Intellia Therapeutics, Inc.*(a) 2,833 334,974
KalVista Pharmaceuticals,
Inc.* 8,490 112,323
Karuna Therapeutics, Inc.* 2,483 325,273
Kodiak Sciences, Inc.* 3,247 275,281
Kymera Therapeutics, Inc.*(a) 5,509 349,766
Madrigal Pharmaceuticals,
Inc.*(a) 2,784 235,916
Mersana Therapeutics, Inc.* 19,068 118,603
Mirati Therapeutics, Inc.* 1,548 227,076
PTC Therapeutics, Inc.* 8,160 325,013
RAPT Therapeutics, Inc.* 7,817 287,118
REVOLUTION Medicines,
Inc.*(a) 6,470 162,850
Scholar Rock Holding
Corp.*(a) 5,621 139,626
Syndax Pharmaceuticals, Inc.* 11,989 262,439
TCR2 Therapeutics, Inc.* 10,849 50,556
TG Therapeutics, Inc.*(a) 9,739 185,041
Common Stocks
Shares Value ($)
Biotechnology
Turning Point Therapeutics,
Inc.* 3,772 179,924
Veracyte , Inc.*(a) 21,478 884,894
Y- mAbs Therapeutics, Inc.*(a) 8,087 131,090
9,354,727
Building Products 3.4%
Advanced Drainage Systems,
Inc. 17,010 2,315,571
Armstrong World Industries,
Inc. 3,841 446,017
Builders FirstSource , Inc.* 3,225 276,415
Trex Co., Inc.* 13,553 1,830,061
Zurn Water Solutions Corp. 17,715 644,826
5,512,890
Capital Markets 3.4%
Cohen & Steers, Inc. 8,689 803,819
Evercore , Inc., Class A 8,243 1,119,811
Hamilton Lane, Inc., Class A 17,627 1,826,510
LPL Financial Holdings, Inc. 8,141 1,303,293
Stifel Financial Corp. 6,357 447,660
5,501,093
Chemicals 2.5%
Axalta Coating Systems Ltd.* 17,710 586,555
Element Solutions, Inc. 50,683 1,230,583
Ingevity Corp.* 3,916 280,777
Livent Corp.* 9,999 243,776
Olin Corp. 31,458 1,809,464
4,151,155
Commercial Services & Supplies 2.1%
Casella Waste Systems, Inc.,
Class A* 20,386 1,741,372
Clean Harbors, Inc.* 7,475 745,781
Tetra Tech, Inc. 4,077 692,275
Viad Corp.* 7,312 312,880
3,492,308
Communications Equipment 0.3%
Lumentum Holdings, Inc.*(a) 5,152 544,927
Construction & Engineering 1.6%
WillScot Mobile Mini Holdings
Corp.* 64,886 2,649,943
Consumer Finance 0.3%
OneMain Holdings, Inc. 9,388 469,775
Containers & Packaging 0.7%
Ranpak Holdings Corp.* 31,069 1,167,573
Diversified Consumer Services 0.3%
Mister Car Wash, Inc.*(a) 25,157 458,109
Diversified Telecommunication Services 0.1%
Bandwidth, Inc., Class A*(a) 2,210 158,590
Electrical Equipment 0.1%
Stem, Inc.*(a) 8,313 157,698
Electronic Equipment, Instruments & Components 2.1%
II-VI, Inc.*(a) 9,218 629,866
Insight Enterprises, Inc.* 5,016 534,706
Novanta , Inc.* 6,401 1,128,688

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2021 - Statement of Investments - 109
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Rogers Corp.* 4,418 1,206,114
3,499,374
Equity Real Estate Investment Trusts (REITs) 2.5%
Essential Properties Realty
Trust, Inc. 17,363 500,575
Independence Realty Trust,
Inc. 23,542 608,090
National Storage Affiliates
Trust 16,269 1,125,815
PS Business Parks, Inc. 3,312 609,971
Rexford Industrial Realty, Inc. 8,239 668,265
Ryman Hospitality Properties,
Inc.* 5,911 543,576
4,056,292
Food & Staples Retailing 0.4%
Performance Food Group Co.* 14,641 671,875
Food Products 1.4%
Freshpet , Inc.* 12,414 1,182,682
Lancaster Colony Corp. 2,752 455,731
Simply Good Foods Co. (The)* 9,095 378,079
Sovos Brands, Inc.*(a) 22,145 333,282
2,349,774
Health Care Equipment & Supplies 7.8%
AtriCure , Inc.* 8,469 588,849
Axonics , Inc.* 16,843 943,208
CryoPort , Inc.* 15,044 890,153
Glaukos Corp.* 5,580 247,975
Globus Medical, Inc., Class A* 20,819 1,503,132
Inari Medical, Inc.* 9,562 872,724
Inmode Ltd.* 5,127 361,864
Integer Holdings Corp.* 5,381 460,560
Integra LifeSciences Holdings
Corp.* 7,731 517,900
Masimo Corp.* 4,128 1,208,596
Nevro Corp.* 3,187 258,370
Penumbra, Inc.* 4,269 1,226,569
Shockwave Medical, Inc.* 4,172 743,993
Tandem Diabetes Care,
Inc.*(a) 18,960 2,853,859
12,677,752
Health Care Providers & Services 2.5%
Amedisys , Inc.* 1,308 211,739
AMN Healthcare Services,
Inc.* 4,100 501,553
Covetrus , Inc.* 13,382 267,239
LHC Group, Inc.* 3,352 459,995
ModivCare , Inc.* 2,112 313,188
Owens & Minor, Inc. 11,859 515,867
R1 RCM, Inc.* 36,090 919,934
Surgery Partners, Inc.* 16,813 897,982
4,087,497
Health Care Technology 3.2%
Certara , Inc.* 6,663 189,363
Health Catalyst, Inc.*(a) 17,810 705,632
Inspire Medical Systems, Inc.* 8,166 1,878,670
Omnicell , Inc.*(a) 10,477 1,890,470
Common Stocks
Shares Value ($)
Health Care Technology
Phreesia , Inc.* 12,246 510,168
5,174,303
Hotels, Restaurants & Leisure 5.8%
BJ's Restaurants, Inc.* 11,995 414,427
Choice Hotels International,
Inc. 8,839 1,378,796
Churchill Downs, Inc. 2,381 573,583
Dutch Bros, Inc., Class A*(a) 4,053 206,338
GAN Ltd.*(a) 25,743 236,578
Papa John's International, Inc. 10,720 1,430,799
Penn National Gaming,
Inc.*(a) 7,641 396,186
Planet Fitness, Inc., Class A* 6,129 555,165
Portillo's, Inc., Class A* 7,472 280,499
Red Rock Resorts, Inc., Class
A 24,635 1,355,171
Texas Roadhouse, Inc. 8,447 754,148
Wingstop , Inc.(a) 10,980 1,897,344
9,479,034
Household Durables 0.5%
TopBuild Corp.*(a) 2,281 629,351
Traeger , Inc.*(a) 13,688 166,446
795,797
Insurance 0.9%
James River Group Holdings
Ltd. 7,967 229,529
Kemper Corp. 4,045 237,806
Kinsale Capital Group, Inc. 4,073 968,926
1,436,261
Interactive Media & Services 0.6%
Bumble, Inc., Class A* 7,638 258,623
Ziff Davis, Inc.* 5,786 641,436
900,059
Internet & Direct Marketing Retail 0.6%
Overstock.com, Inc.* 6,114 360,787
Shutterstock , Inc.(a) 4,777 529,674
Xometry , Inc., Class A*(a) 3,196 163,795
1,054,256
IT Services 4.3%
Concentrix Corp. 4,395 785,035
DigitalOcean Holdings, Inc.* 10,411 836,316
ExlService Holdings, Inc.* 5,882 851,537
Globant SA* 6,207 1,949,557
LiveRamp Holdings, Inc.* 6,511 312,202
Paymentus Holdings, Inc.,
Class A*(a) 5,253 183,750
Perficient , Inc.* 6,418 829,783
Repay Holdings Corp.*(a) 23,234 424,485
Shift4 Payments, Inc., Class
A*(a) 4,200 243,306
Verra Mobility Corp.*(a) 36,703 566,327
6,982,298
Leisure Products 0.9%
YETI Holdings, Inc.* 18,549 1,536,414
Life Sciences Tools & Services 3.3%
Medpace Holdings, Inc.* 10,571 2,300,672

110 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
NanoString Technologies, Inc.* 8,090 341,641
NeoGenomics , Inc.* 10,607 361,911
Quanterix Corp.* 5,930 251,432
Repligen Corp.*(a) 7,872 2,084,820
5,340,476
Machinery 6.2%
Altra Industrial Motion Corp.(a) 5,712 294,568
Chart Industries, Inc.*(a) 12,425 1,981,663
Federal Signal Corp. 26,785 1,160,862
Hydrofarm Holdings Group,
Inc.*(a) 12,312 348,307
ITT, Inc. 17,091 1,746,529
John Bean Technologies Corp. 4,574 702,383
Kornit Digital Ltd.* 16,142 2,457,620
SPX Corp.* 16,661 994,328
SPX FLOW, Inc. 4,524 391,236
10,077,496
Media 0.3%
Cardlytics, Inc.*(a) 7,535 497,988
Multiline Retail 0.3%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 8,589 439,671
Oil, Gas & Consumable Fuels 0.8%
Magnolia Oil & Gas Corp.,
Class A(a) 17,279 326,055
Matador Resources Co.(a) 26,864 991,819
1,317,874
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 5,757 451,061
Personal Products 0.2%
Beauty Health Co. (The)*(a) 15,305 369,769
Pharmaceuticals 0.4%
Aclaris Therapeutics, Inc.*(a) 15,315 222,680
Arvinas , Inc.* 3,926 322,481
Revance Therapeutics, Inc.* 10,549 172,160
717,321
Professional Services 1.7%
ASGN, Inc.* 8,731 1,077,406
CACI International, Inc., Class
A* 2,153 579,609
Exponent, Inc. 4,189 488,982
Insperity , Inc. 5,147 607,912
2,753,909
Real Estate Management & Development 0.1%
Redfin Corp.*(a) 4,872 187,036
Road & Rail 1.3%
Saia, Inc.* 6,104 2,057,231
Semiconductors & Semiconductor Equipment 8.5%
Ambarella , Inc.* 10,853 2,201,965
Axcelis Technologies, Inc.* 8,375 624,440
Cirrus Logic, Inc.* 5,305 488,166
Impinj , Inc.*(a) 2,879 255,367
Lattice Semiconductor Corp.* 47,642 3,671,293
MACOM Technology Solutions
Holdings, Inc.* 21,195 1,659,569
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Nova Ltd.* 8,884 1,301,506
Power Integrations, Inc. 14,163 1,315,601
SiTime Corp.* 4,680 1,369,087
Synaptics , Inc.*(a) 3,627 1,050,053
13,937,047
Software 9.7%
Alarm.com Holdings, Inc.*(a) 6,008 509,538
Avalara, Inc.*(a) 3,504 452,401
Blackbaud , Inc.* 5,532 436,917
Cerence , Inc.*(a) 3,335 255,594
Consensus Cloud Solutions,
Inc.* 1,910 110,512
CyberArk Software Ltd.* 8,043 1,393,691
Digital Turbine, Inc.*(a) 9,229 562,877
Everbridge , Inc.* 1,528 102,880
Manhattan Associates, Inc.* 17,734 2,757,460
Mimecast Ltd.* 6,131 487,844
Olo , Inc., Class A* 9,634 200,484
Paylocity Holding Corp.* 4,049 956,212
Q2 Holdings, Inc.*(a) 4,559 362,167
Rapid7, Inc.* 6,083 715,908
Sprinklr , Inc., Class A*(a) 5,197 82,476
Sprout Social, Inc., Class A* 25,514 2,313,865
Telos Corp.* 12,364 190,653
Varonis Systems, Inc.*(a) 40,992 1,999,590
Veritone , Inc.*(a) 10,587 237,996
Workiva , Inc.* 13,581 1,772,185
15,901,250
Specialty Retail 1.4%
Boot Barn Holdings, Inc.* 14,491 1,783,117
Foot Locker, Inc. 9,781 426,745
2,209,862
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.* 1,253 458,987
Oxford Industries, Inc. 9,096 923,426
PVH Corp. 4,349 463,821
Under Armour , Inc., Class C* 13,310 240,112
2,086,346
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. 29,688 428,101
Trading Companies & Distributors 3.4%
Applied Industrial
Technologies, Inc. 5,218 535,888
Boise Cascade Co. 4,295 305,804
Herc Holdings, Inc. 13,837 2,166,182
SiteOne Landscape Supply,
Inc.* 7,895 1,912,801
Textainer Group Holdings Ltd. 19,808 707,344
5,628,019
Total Common Stocks
(cost $107,083,193) 160,599,663

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2021 - Statement of Investments - 111
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $482,506,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $492,154.(b)(c) 482,504 482,504
NatWest Markets Securities,
Inc.,
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $1,000,010,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$1,020,009.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,482,504) 1,482,504
Total Investments
(cost $108,565,697) — 99.2% 162,082,167
Other assets in excess of liabilities — 0.8% 1,230,916
NET ASSETS — 100.0%
$ 163,313,083
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $22,027,189, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,482,504 and by
$21,598,001 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $23,080,505.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$1,482,504.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

112 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 98.0%
Shares Value ($)
Aerospace & Defense 0.9%
Astronics Corp.* 16,039 192,468
Parsons Corp.* 17,660 594,259
Vectrus, Inc.* 34,260 1,568,080
2,354,807
Air Freight & Logistics 0.1%
Radiant Logistics, Inc.* 18,988 138,423
Auto Components 2.5%
American Axle &
Manufacturing Holdings,
Inc.* 116,116 1,083,362
Cooper-Standard Holdings,
Inc.* 15,436 345,921
Dorman Products, Inc.* 23,800 2,689,638
Goodyear Tire & Rubber Co.
(The)* 49,582 1,057,088
Modine Manufacturing Co.* 35,992 363,159
Tenneco, Inc., Class A* 63,613 718,827
6,257,995
Banks 6.6%
1st Source Corp. 1,054 52,278
Amalgamated Financial Corp. 8,513 142,763
American National
Bankshares, Inc. 1,100 41,448
Associated Banc-Corp. 36,099 815,476
Banc of California, Inc. 27,143 532,546
Bank of Marin Bancorp 3,540 131,794
Bank of Princeton (The) 211 6,189
Bankwell Financial Group, Inc. 1,958 64,301
Banner Corp. 7,314 443,740
Bar Harbor Bankshares 600 17,358
BayCom Corp.* 3,201 60,051
BCB Bancorp, Inc.(a) 3,196 49,314
Berkshire Hills Bancorp, Inc. 10,063 286,091
Business First Bancshares,
Inc. 2,373 67,180
Byline Bancorp, Inc. 4,565 124,853
Camden National Corp. 2,500 120,400
Capital Bancorp, Inc. 3,073 80,513
Capital City Bank Group, Inc. 3,672 96,941
Capstar Financial Holdings,
Inc. 7,212 151,668
Carter Bankshares, Inc.* 4,632 71,286
CBTX, Inc. 7,509 217,761
Central Pacific Financial Corp. 26,516 746,956
Central Valley Community
Bancorp 4,004 83,163
Chemung Financial Corp. 843 38,593
Civista Bancshares, Inc. 4,589 111,972
CNB Financial Corp. 2,663 70,570
Community Trust Bancorp, Inc. 6,849 298,685
Eagle Bancorp, Inc. 23,620 1,377,991
FB Financial Corp. 9,159 401,347
Financial Institutions, Inc. 6,112 194,362
First Bancorp/PR 57,007 785,556
First Business Financial
Services, Inc. 801 23,365
First Financial Corp. 4,461 202,039
First Internet Bancorp 2,632 123,809
Common Stocks
Shares Value ($)
Banks
First Savings Financial Group,
Inc. 1,240 32,736
First Western Financial, Inc.* 920 27,931
Great Southern Bancorp, Inc. 3,899 231,016
Guaranty Bancshares, Inc. 3,052 114,694
Hanmi Financial Corp. 18,795 445,066
HarborOne Bancorp, Inc. 23,385 347,033
HBT Financial, Inc. 4,664 87,357
Heartland Financial USA, Inc. 3,358 169,948
Heritage Commerce Corp. 3,525 42,089
Heritage Financial Corp. 1,806 44,139
Hilltop Holdings, Inc. 18,014 633,012
HomeStreet, Inc. 13,262 689,624
HomeTrust Bancshares, Inc. 2,844 88,107
Independent Bank Corp./MI 9,722 232,064
Investar Holding Corp. 2,331 42,914
Lakeland Bancorp, Inc. 14,935 283,616
Macatawa Bank Corp. 3,688 32,528
Metropolitan Bank Holding
Corp.* 1,445 153,936
Midland States Bancorp, Inc. 7,844 194,453
MidWestOne Financial Group,
Inc. 4,344 140,615
National Bank Holdings Corp.,
Class A 2,200 96,668
NBT Bancorp, Inc. 4,581 176,460
Nicolet Bankshares, Inc.* 3,688 316,246
Northeast Bank 2,200 78,606
Northrim Bancorp, Inc. 3,605 156,673
OceanFirst Financial Corp. 24,625 546,675
OFG Bancorp 31,207 828,858
Old Second Bancorp, Inc. 6,702 84,378
Peapack-Gladstone Financial
Corp. 5,163 182,770
Preferred Bank 2,375 170,501
Primis Financial Corp. 5,970 89,789
Professional Holding Corp.,
Class A* 2,038 39,048
QCR Holdings, Inc. 6,533 365,848
RBB Bancorp(a) 3,770 98,774
S&T Bancorp, Inc. 2,174 68,524
Shore Bancshares, Inc. 1,617 33,714
Sierra Bancorp 2,845 77,242
SmartFinancial, Inc.(a) 3,843 105,144
South Plains Financial, Inc. 1,860 51,727
Southern First Bancshares,
Inc.* 852 53,241
UMB Financial Corp. 8,064 855,671
16,541,794
Beverages 0.2%
Primo Water Corp. 35,893 632,794
Biotechnology 2.0%
Adverum Biotechnologies,
Inc.* 28,184 49,604
Aeglea BioTherapeutics, Inc.* 2,400 11,400
Agios Pharmaceuticals, Inc.* 14,714 483,649
AnaptysBio, Inc.*(a) 2,593 90,107
Athenex, Inc.* 119,226 162,147
Atreca, Inc., Class A* 3,400 10,302

NVIT Multi-Manager Small Cap Value Fund - December 31, 2021 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Biotechnology
Bluebird Bio, Inc.*(a) 1,319 13,177
Catalyst Pharmaceuticals,
Inc.* 56,522 382,654
CytomX Therapeutics, Inc.* 25,845 111,909
Enanta Pharmaceuticals, Inc.* 7,456 557,560
Exelixis, Inc.* 18,754 342,823
FibroGen, Inc.* 13,650 192,465
Frequency Therapeutics,
Inc.*(a) 10,200 52,326
Gossamer Bio, Inc.*(a) 45,941 519,593
Homology Medicines, Inc.* 59,300 215,852
Hookipa Pharma, Inc.* 6,700 15,611
Ionis Pharmaceuticals, Inc.* 5,705 173,603
Jounce Therapeutics, Inc.* 9,050 75,567
Mirum Pharmaceuticals, Inc.* 15,164 241,866
NextCure, Inc.* 4,417 26,502
Poseida Therapeutics, Inc.* 10,805 73,582
Selecta Biosciences, Inc.* 54,298 177,011
Travere Therapeutics, Inc.* 29,593 918,567
4,897,877
Building Products 1.5%
American Woodmark Corp.* 35,200 2,295,040
Apogee Enterprises, Inc. 16,426 790,912
Caesarstone Ltd. 5,625 63,788
Quanex Building Products
Corp. 20,857 516,836
3,666,576
Capital Markets 4.9%
Blucora, Inc.* 31,253 541,302
Cowen, Inc., Class A(a) 27,536 994,049
Focus Financial Partners, Inc.,
Class A* 104,978 6,269,286
StoneX Group, Inc.* 4,115 252,044
Virtus Investment Partners,
Inc. 14,200 4,218,820
12,275,501
Chemicals 3.8%
AdvanSix, Inc. 18,522 875,164
American Vanguard Corp. 4,213 69,051
Chase Corp. 9,100 905,996
Ecovyst, Inc. 26,911 275,569
Element Solutions, Inc. 211,900 5,144,932
Huntsman Corp. 27,917 973,745
Koppers Holdings, Inc.* 1,580 49,454
Olin Corp. 13,557 779,799
Rayonier Advanced Materials,
Inc.* 22,725 129,760
Stepan Co. 3,091 384,180
9,587,650
Commercial Services & Supplies 4.3%
ACCO Brands Corp. 60,541 500,069
BrightView Holdings, Inc.* 2,050 28,864
CECO Environmental Corp.* 5,519 34,383
CoreCivic, Inc.*(a) 123,461 1,230,906
Healthcare Services Group,
Inc.(a) 84,800 1,508,592
Kimball International, Inc.,
Class B 22,971 234,993
Common Stocks
Shares Value ($)
Commercial Services & Supplies
SP Plus Corp.* 72,100 2,034,662
Steelcase, Inc., Class A 57,148 669,775
UniFirst Corp. 13,800 2,903,520
US Ecology, Inc.*(a) 52,400 1,673,656
10,819,420
Communications Equipment 2.3%
ADTRAN, Inc. 23,833 544,107
Applied Optoelectronics,
Inc.*(a) 33,719 173,316
Aviat Networks, Inc.* 7,840 251,507
Comtech Telecommunications
Corp. 21,069 499,125
DZS, Inc.* 4,424 71,757
EMCORE Corp.* 17,561 122,576
Juniper Networks, Inc. 46,941 1,676,263
KVH Industries, Inc.* 3,350 30,787
NETGEAR, Inc.* 26,702 779,965
NetScout Systems, Inc.* 21,007 694,912
Plantronics, Inc.* 25,253 740,923
Ribbon Communications,
Inc.*(a) 39,020 236,071
5,821,309
Construction & Engineering 3.2%
API Group Corp.* 52,300 1,347,771
Argan, Inc. 4,689 181,418
EMCOR Group, Inc. 27,400 3,490,486
Fluor Corp.*(a) 77,716 1,925,025
Matrix Service Co.* 1,000 7,520
Primoris Services Corp. 26,658 639,259
Tutor Perini Corp.* 35,573 440,038
8,031,517
Consumer Finance 0.4%
Enova International, Inc.* 17,888 732,693
EZCORP, Inc., Class A*(a) 31,279 230,526
963,219
Containers & Packaging 0.1%
Pactiv Evergreen, Inc.(a) 11,100 140,748
Diversified Consumer Services 0.7%
Adtalem Global Education,
Inc.* 31,870 942,077
American Public Education,
Inc.* 13,459 299,463
Perdoceo Education Corp.* 44,923 528,294
Universal Technical Institute,
Inc.* 7,575 59,237
1,829,071
Diversified Financial Services 0.0%
†
Alerus Financial Corp. 840 24,595
Diversified Telecommunication Services 0.1%
ATN International, Inc. 3,823 152,729
Consolidated Communications
Holdings, Inc.* 31,358 234,558
387,287
Electric Utilities 1.1%
NRG Energy, Inc.(a) 15,189 654,342
Pinnacle West Capital Corp. 1,500 105,885

114 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric Co. 36,149 1,913,005
2,673,232
Electrical Equipment 1.8%
Encore Wire Corp.(a) 11,831 1,693,016
EnerSys 32,400 2,561,544
LSI Industries, Inc. 7,174 49,214
Powell Industries, Inc. 6,596 194,516
4,498,290
Electronic Equipment, Instruments & Components 3.4%
Avnet, Inc. 6,588 271,623
Belden, Inc. 16,281 1,070,150
Benchmark Electronics, Inc. 19,376 525,090
ePlus, Inc.* 115,250 6,209,670
PC Connection, Inc. 5,093 219,661
ScanSource, Inc.* 4,748 166,560
8,462,754
Energy Equipment & Services 0.8%
Dril-Quip, Inc.* 8,500 167,280
Nabors Industries Ltd.* 2,208 179,047
Newpark Resources, Inc.* 2,652 7,797
Oil States International, Inc.* 81,690 405,999
Patterson-UTI Energy, Inc. 158,212 1,336,891
2,097,014
Equity Real Estate Investment Trusts (REITs) 4.3%
Apple Hospitality REIT, Inc. 104,439 1,686,690
Armada Hoffler Properties, Inc. 17,138 260,840
CatchMark Timber Trust, Inc.,
Class A 18,689 162,781
Cedar Realty Trust, Inc. 3,620 90,898
Centerspace 8,903 987,343
CTO Realty Growth, Inc. 4,029 247,461
Diversified Healthcare Trust 113,745 351,472
Equity Commonwealth* 62,127 1,609,089
Farmland Partners, Inc. 17,603 210,356
Franklin Street Properties
Corp. 31,329 186,408
Gaming and Leisure
Properties, Inc. 10,839 527,426
GEO Group, Inc. (The)(a) 85,857 665,392
Global Net Lease, Inc. 14,763 225,579
Industrial Logistics Properties
Trust 8,940 223,947
National Health Investors, Inc.
(a) 3,097 177,985
Office Properties Income Trust 20,951 520,423
Piedmont Office Realty Trust,
Inc., Class A 43,546 800,375
RLJ Lodging Trust 113,413 1,579,843
Whitestone REIT 30,327 307,212
Xenia Hotels & Resorts, Inc.* 3,200 57,952
10,879,472
Food & Staples Retailing 3.1%
Albertsons Cos., Inc., Class
A(a) 17,220 519,872
Andersons, Inc. (The) 18,147 702,470
Grocery Outlet Holding
Corp.*(a) 206,900 5,851,133
Common Stocks
Shares Value ($)
Food & Staples Retailing
SpartanNash Co. 22,630 582,949
7,656,424
Food Products 0.3%
Fresh Del Monte Produce, Inc. 14,032 387,283
Lancaster Colony Corp. 1,076 178,186
Landec Corp.*(a) 12,359 137,185
702,654
Gas Utilities 1.0%
Northwest Natural Holding Co. 13,744 670,432
Southwest Gas Holdings, Inc. 24,149 1,691,637
Spire, Inc. 1,230 80,221
2,442,290
Health Care Equipment & Supplies 1.9%
AngioDynamics, Inc.* 13,414 369,958
Avanos Medical, Inc.* 2,560 88,755
ICU Medical, Inc.* 13,000 3,085,420
Invacare Corp.* 40,775 110,908
Orthofix Medical, Inc.* 4,765 148,144
Varex Imaging Corp.*(a) 31,731 1,001,113
4,804,298
Health Care Providers & Services 2.7%
Addus HomeCare Corp.* 60,300 5,638,653
Molina Healthcare, Inc.* 3,950 1,256,416
6,895,069
Health Care Technology 0.9%
Allscripts Healthcare Solutions,
Inc.* 82,446 1,521,129
Castlight Health, Inc., Class B* 92,024 141,717
Computer Programs &
Systems, Inc.* 12,801 375,069
NextGen Healthcare, Inc.* 10,750 191,242
2,229,157
Hotels, Restaurants & Leisure 1.7%
Wyndham Hotels & Resorts,
Inc. 46,900 4,204,585
Household Durables 0.6%
Bassett Furniture Industries,
Inc.(a) 8,647 145,010
Beazer Homes USA, Inc.* 43,367 1,006,982
Hooker Furnishings Corp. 2,624 61,086
Lifetime Brands, Inc. 4,130 65,956
Universal Electronics, Inc.* 6,349 258,722
1,537,756
Insurance 5.3%
American Equity Investment
Life Holding Co. 243 9,458
Argo Group International
Holdings Ltd. 4,772 277,301
CNO Financial Group, Inc. 66,952 1,596,136
Donegal Group, Inc., Class A 4,577 65,405
Employers Holdings, Inc. 16,815 695,805
Enstar Group Ltd.*(a) 17,052 4,221,905
First American Financial Corp. 8,178 639,765
Genworth Financial, Inc.,
Class A* 283,300 1,147,365

NVIT Multi-Manager Small Cap Value Fund - December 31, 2021 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Insurance
Global Indemnity Group LLC,
Class A 1,455 36,564
Greenlight Capital Re Ltd.,
Class A* 15,393 120,681
Heritage Insurance Holdings,
Inc. 23,963 140,902
Horace Mann Educators Corp. 1,900 73,530
James River Group Holdings
Ltd. 11,406 328,607
Kemper Corp. 6,867 403,711
ProAssurance Corp. 21,387 541,091
Reinsurance Group of
America, Inc. 5,551 607,779
SiriusPoint Ltd.* 32,179 261,615
Stewart Information Services
Corp. 7,587 604,911
Trean Insurance Group, Inc.* 3,400 30,294
United Fire Group, Inc. 6,763 156,834
United Insurance Holdings
Corp. 26,584 115,375
Universal Insurance Holdings,
Inc. 10,276 174,692
Unum Group 46,857 1,151,276
13,401,002
Interactive Media & Services 0.6%
DHI Group, Inc.* 16,139 100,707
TrueCar, Inc.* 64,080 217,872
Yelp, Inc.* 31,925 1,156,962
1,475,541
IT Services 1.8%
Conduent, Inc.* 78,839 421,000
Limelight Networks, Inc.*(a) 21,396 73,389
Unisys Corp.* 17,318 356,231
Verra Mobility Corp.*(a) 234,500 3,618,335
4,468,955
Leisure Products 0.6%
American Outdoor Brands,
Inc.* 13,062 260,325
Vista Outdoor, Inc.* 27,997 1,289,822
1,550,147
Machinery 2.6%
AGCO Corp. 10,031 1,163,797
Astec Industries, Inc. 7,845 543,423
Commercial Vehicle Group,
Inc.* 19,176 154,558
Crane Co. 27,320 2,779,264
Hyster-Yale Materials
Handling, Inc. 6,952 285,727
Manitowoc Co., Inc. (The)* 35,492 659,796
NN, Inc.* 8,500 34,850
Park-Ohio Holdings Corp. 4,200 88,914
REV Group, Inc.(a) 14,272 201,949
Titan International, Inc.* 6,300 69,048
Wabash National Corp. 24,567 479,548
6,460,874
Marine 0.3%
Genco Shipping & Trading Ltd. 44,818 717,088
Common Stocks
Shares Value ($)
Media 0.2%
comScore, Inc.* 46,302 154,649
Cumulus Media, Inc., Class A* 3,854 43,357
Entravision Communications
Corp., Class A 36,927 250,365
448,371
Metals & Mining 1.1%
Olympic Steel, Inc. 6,668 156,698
Schnitzer Steel Industries,
Inc., Class A 24,619 1,278,218
SunCoke Energy, Inc. 94,284 621,332
TimkenSteel Corp.* 50,378 831,237
2,887,485
Multiline Retail 0.9%
Dillard's, Inc., Class A(a) 1,378 337,638
Ollie's Bargain Outlet
Holdings, Inc.*(a) 38,400 1,965,696
2,303,334
Oil, Gas & Consumable Fuels 3.5%
Arch Resources, Inc.(a) 17,658 1,612,529
CVR Energy, Inc. 69,208 1,163,386
Delek US Holdings, Inc.* 82,748 1,240,393
DHT Holdings, Inc.(a) 117,996 612,399
Dorian LPG Ltd. 28,015 355,510
HollyFrontier Corp. 14,570 477,605
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Ovintiv, Inc. 20,100 677,370
Plains GP Holdings LP, Class
A* 10,881 110,333
REX American Resources
Corp.* 3,451 331,296
SFL Corp. Ltd. 96,613 787,396
Whiting Petroleum Corp.* 7,296 471,905
World Fuel Services Corp. 32,468 859,428
8,699,550
Paper & Forest Products 0.2%
Clearwater Paper Corp.* 14,260 522,914
Verso Corp., Class A 3,374 91,166
614,080
Personal Products 2.8%
Edgewell Personal Care Co. 36,632 1,674,449
Inter Parfums, Inc. 48,300 5,163,270
Nature's Sunshine Products,
Inc. 4,570 84,545
6,922,264
Pharmaceuticals 0.5%
Cara Therapeutics, Inc.* 44,195 538,295
Endo International plc* 111,824 420,458
NGM Biopharmaceuticals,
Inc.* 21,714 384,555
1,343,308
Professional Services 1.0%
Acacia Research Corp.* 41,974 215,326
Barrett Business Services, Inc. 2,230 154,004
Heidrick & Struggles
International, Inc. 5,840 255,383
Kelly Services, Inc., Class A 27,145 455,222

116 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Professional Services
ManpowerGroup, Inc. 4,215 410,246
Mistras Group, Inc.* 2,100 15,603
Resources Connection, Inc. 14,977 267,190
TrueBlue, Inc.* 25,429 703,620
2,476,594
Real Estate Management & Development 2.8%
Cushman & Wakefield plc* 203,500 4,525,840
Forestar Group, Inc.* 9,300 202,275
Kennedy-Wilson Holdings, Inc. 39,696 947,941
Realogy Holdings Corp.* 76,866 1,292,117
6,968,173
Road & Rail 2.3%
ArcBest Corp. 12,335 1,478,350
Covenant Logistics Group,
Inc.* 17,256 456,076
Landstar System, Inc.(a) 18,200 3,258,164
Ryder System, Inc. 1,953 160,986
US Xpress Enterprises, Inc.,
Class A* 25,590 150,213
Yellow Corp.* 20,100 253,059
5,756,848
Semiconductors & Semiconductor Equipment 2.3%
CMC Materials, Inc. 24,850 4,763,496
Veeco Instruments, Inc.*(a) 34,212 974,016
5,737,512
Software 0.4%
Ping Identity Holding Corp.* 25,655 586,986
SecureWorks Corp., Class
A*(a) 11,209 179,008
Synchronoss Technologies,
Inc.*(a) 50,661 123,613
889,607
Specialty Retail 4.4%
Aaron's Co., Inc. (The) 29,988 739,204
Academy Sports & Outdoors,
Inc.* 40,985 1,799,241
America's Car-Mart, Inc.* 28,500 2,918,400
Barnes & Noble Education,
Inc.* 34,484 234,836
Container Store Group, Inc.
(The)*(a) 10,419 103,982
Genesco, Inc.* 8,689 557,573
Leslie's, Inc.* 75,400 1,783,964
Lumber Liquidators Holdings,
Inc.* 2,100 35,847
MarineMax, Inc.* 18,570 1,096,373
ODP Corp. (The)* 16,827 660,965
Signet Jewelers Ltd. 9,613 836,619
Tilly's, Inc., Class A 18,350 295,619
11,062,623
Technology Hardware, Storage & Peripherals 0.9%
Quantum Corp.* 41,275 227,838
Super Micro Computer, Inc.* 10,445 459,058
Xerox Holdings Corp.(a) 68,502 1,550,885
2,237,781
Textiles, Apparel & Luxury Goods 0.2%
Unifi, Inc.* 9,616 222,611
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Vera Bradley, Inc.* 20,134 171,340
393,951
Thrifts & Mortgage Finance 2.0%
Bridgewater Bancshares, Inc.* 4,634 81,975
FS Bancorp, Inc. 1,620 54,481
Home Bancorp, Inc. 843 34,993
Luther Burbank Corp. 901 12,650
Merchants Bancorp 7,606 359,992
Mr. Cooper Group, Inc.* 31,012 1,290,409
Northfield Bancorp, Inc. 6,713 108,482
Ocwen Financial Corp.* 3,310 132,301
PCSB Financial Corp. 5,598 106,586
PennyMac Financial Services,
Inc. 25,507 1,779,878
Southern Missouri Bancorp,
Inc. 700 36,519
Washington Federal, Inc. 24,026 801,988
Waterstone Financial, Inc. 9,414 205,790
Western New England
Bancorp, Inc. 2,600 22,776
5,028,820
Trading Companies & Distributors 3.3%
Beacon Roofing Supply,
Inc.*(a) 70,000 4,014,500
Boise Cascade Co. 25,754 1,833,685
DXP Enterprises, Inc.* 1,000 25,670
MRC Global, Inc.* 77,709 534,638
NOW, Inc.* 105,465 900,671
Titan Machinery, Inc.* 1,280 43,123
Veritiv Corp.* 7,733 947,834
8,300,121
Wireless Telecommunication Services 0.8%
Telephone & Data Systems,
Inc. 73,434 1,479,695
United States Cellular Corp.* 16,120 508,102
1,987,797
Total Common Stocks
(cost $203,277,206) 245,585,404
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Total Rights
(cost $7,218) 0

NVIT Multi-Manager Small Cap Value Fund - December 31, 2021 - Statement of Investments - 117
Repurchase Agreement 0.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $904,406,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $922,490.(b)(c) 904,402 904,402
Total Repurchase Agreement
(cost $904,402) 904,402
Total Investments
(cost $204,188,826) — 98.4% 246,489,806
Other assets in excess of liabilities — 1.6% 3,902,977
NET ASSETS — 100.0%
$ 250,392,783
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $29,801,961, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $904,402 and by
$30,179,087 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $31,083,489.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was $904,402.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

118 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Company Fund
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 0.0%
†
Consumer Finance 0.0%
†
Aet and D Holdings No. 1 Ltd.
*^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
SiriusPoint Ltd. * 54,634 444,174
CHINA 0.3%
Trading Companies & Distributors 0.3%
Textainer Group Holdings Ltd. 35,598 1,271,205
ISRAEL 1.4%
Machinery 0.9%
Kornit Digital Ltd. * 28,622 4,357,700
Semiconductors & Semiconductor Equipment 0.5%
Nova Ltd. * 15,788 2,312,942
6,670,642
NORWAY 0.3%
Oil, Gas & Consumable Fuels 0.3%
SFL Corp. Ltd. 189,475 1,544,221
PUERTO RICO 0.7%
Banks 0.7%
First Bancorp/PR 103,920 1,432,018
OFG Bancorp 61,143 1,623,958
3,055,976
UNITED KINGDOM 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Infinity Bio-energy Ltd. Reg.
S *^∞ 94,500 0
UNITED STATES 96.2%
Aerospace & Defense 0.5%
Astronics Corp. * 36,469 437,628
Parsons Corp. * 32,847 1,105,301
Vectrus , Inc. * 14,149 647,600
2,190,529
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc. * 24,459 178,306
Auto Components 2.2%
American Axle &
Manufacturing Holdings,
Inc. * 206,813 1,929,565
Cooper-Standard Holdings,
Inc. * 31,100 696,951
Dana, Inc. 73,494 1,677,133
Fox Factory Holding Corp.
*(a) 16,156 2,748,137
Goodyear Tire & Rubber Co.
(The) * 26,523 565,470
Modine Manufacturing Co. * 70,287 709,196
Standard Motor Products, Inc. 5,137 269,127
Tenneco, Inc., Class A *(a) 122,620 1,385,606
9,981,185
Banks 7.5%
1st Source Corp. 1,000 49,600
Amalgamated Financial Corp.
(a) 13,968 234,243
American National
Bankshares , Inc. 1,427 53,769
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Associated Banc-Corp. 115,957 2,619,469
Banc of California, Inc. 49,818 977,429
Bank of Marin Bancorp (a) 2,803 104,356
Bank of Princeton (The) 880 25,810
Bankwell Financial Group,
Inc. 3,638 119,472
Bar Harbor Bankshares 1,400 40,502
BayCom Corp. * 3,400 63,784
BCB Bancorp, Inc. (a) 7,431 114,660
Berkshire Hills Bancorp, Inc. 51,754 1,471,366
Business First Bancshares,
Inc. 3,554 100,614
Byline Bancorp, Inc. 15,072 412,219
Camden National Corp. 5,109 246,049
Capital Bancorp, Inc. 3,180 83,316
Capital City Bank Group, Inc. 6,687 176,537
Capstar Financial Holdings,
Inc. 10,321 217,051
Carter Bankshares , Inc. * 8,467 130,307
CBTX, Inc. 10,864 315,056
Central Pacific Financial
Corp. 64,239 1,809,613
Central Valley Community
Bancorp 4,876 101,275
Chemung Financial Corp. 1,395 63,863
Civista Bancshares, Inc. 2,689 65,612
CNB Financial Corp. 4,737 125,531
Community Trust Bancorp,
Inc. 12,640 551,230
Eagle Bancorp, Inc. 45,634 2,662,287
FB Financial Corp. 12,149 532,369
Financial Institutions, Inc. 11,604 369,007
First Business Financial
Services, Inc. 2,800 81,676
First Financial Corp. 8,112 367,392
First Internet Bancorp 4,660 219,206
First Savings Financial
Group, Inc. 1,840 48,576
First Western Financial, Inc. * 420 12,751
Great Southern Bancorp, Inc. 8,010 474,593
Guaranty Bancshares, Inc. 3,415 128,336
Hanmi Financial Corp. 41,355 979,286
HarborOne Bancorp, Inc. 36,551 542,417
HBT Financial, Inc. 7,579 141,955
Heartland Financial USA, Inc. 6,600 334,026
Heritage Commerce Corp. 11,024 131,627
Heritage Financial Corp. 3,232 78,990
HomeStreet , Inc. 27,097 1,409,044
HomeTrust Bancshares, Inc. 12,387 383,749
Horizon Bancorp, Inc. 2,480 51,708
Independent Bank Corp./MI 19,300 460,691
Investar Holding Corp. 4,167 76,714
Lakeland Bancorp, Inc. 28,580 542,734
Macatawa Bank Corp. 13,797 121,690
Metropolitan Bank Holding
Corp. * 2,787 296,899
Midland States Bancorp, Inc. 10,686 264,906
MidWestOne Financial Group,
Inc. 5,162 167,094

NVIT Multi-Manager Small Company Fund - December 31, 2021 - Statement of Investments - 119
Common Stocks
Shares Value ($)
UNITED STATES
Banks
National Bank Holdings
Corp., Class A 5,034 221,194
NBT Bancorp, Inc. 12,452 479,651
Nicolet Bankshares , Inc. * 7,668 657,531
Northeast Bank 4,144 148,065
Northrim Bancorp, Inc. 4,095 177,969
OceanFirst Financial Corp. 40,335 895,437
Old Second Bancorp, Inc. 17,287 217,643
Peapack -Gladstone Financial
Corp. 10,049 355,735
Pinnacle Financial Partners,
Inc. 24,089 2,300,500
Preferred Bank 5,987 429,807
Primis Financial Corp. 10,826 162,823
Professional Holding Corp.,
Class A * 3,014 57,748
QCR Holdings, Inc. 14,167 793,352
RBB Bancorp 10,692 280,130
S&T Bancorp, Inc. 2,826 89,076
Sierra Bancorp 3,626 98,446
Silvergate Capital Corp.,
Class A * 5,290 783,978
SmartFinancial , Inc. 4,200 114,912
South Plains Financial, Inc. 985 27,393
Southern First Bancshares,
Inc. * 1,729 108,045
TriCo Bancshares 48,584 2,087,169
UMB Financial Corp. 22,538 2,391,507
34,030,567
Beverages 0.3%
Primo Water Corp. 81,327 1,433,795
Biotechnology 2.8%
Adverum Biotechnologies,
Inc. * 52,311 92,067
Aeglea BioTherapeutics , Inc.
* 5,700 27,075
Agios Pharmaceuticals, Inc. * 11,368 373,666
AnaptysBio , Inc. *(a) 5,028 174,723
Athenex , Inc. * 169,864 231,015
Atreca , Inc., Class A *(a) 6,503 19,704
Bluebird Bio, Inc. *(a) 2,366 23,636
CareDx , Inc. * 20,949 952,761
Catalyst Pharmaceuticals,
Inc. * 104,389 706,714
CytomX Therapeutics, Inc. * 30,846 133,563
Enanta Pharmaceuticals,
Inc. * 6,110 456,906
Exelixis , Inc. * 35,383 646,801
FibroGen , Inc. * 25,942 365,782
Frequency Therapeutics, Inc.
*(a) 18,077 92,735
Gossamer Bio, Inc. *(a) 80,343 908,679
Halozyme Therapeutics, Inc.
*(a) 42,045 1,690,629
Homology Medicines, Inc. * 109,100 397,124
Hookipa Pharma, Inc. * 9,479 22,086
Jounce Therapeutics, Inc. * 6,699 55,937
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Mirum Pharmaceuticals, Inc.
*(a) 30,666 489,123
NextCure , Inc. * 7,972 47,832
Poseida Therapeutics, Inc. * 23,906 162,800
Selecta Biosciences, Inc. * 99,932 325,778
Travere Therapeutics, Inc. * 102,211 3,172,630
Veracyte , Inc. *(a) 28,478 1,173,294
12,743,060
Building Products 2.0%
Advanced Drainage Systems,
Inc. 29,062 3,956,209
Apogee Enterprises, Inc. 29,717 1,430,874
Caesarstone Ltd. 7,300 82,782
Quanex Building Products
Corp. 20,275 502,415
Trex Co., Inc. * 24,031 3,244,906
9,217,186
Capital Markets 2.7%
Blucora , Inc. * 58,457 1,012,475
Cohen & Steers, Inc. 15,155 1,401,989
Cowen, Inc., Class A (a) 51,300 1,851,930
Evercore , Inc., Class A 14,792 2,009,493
Hamilton Lane, Inc., Class A 31,335 3,246,933
LPL Financial Holdings, Inc. 14,288 2,287,366
StoneX Group, Inc. * 6,242 382,323
12,192,509
Chemicals 2.6%
AdvanSix , Inc. 39,779 1,879,558
American Vanguard Corp. 4,837 79,278
Ecovyst , Inc. 46,683 478,034
Element Solutions, Inc. 91,548 2,222,785
Huntsman Corp. 53,882 1,879,404
Livent Corp. * 17,977 438,279
Olin Corp. 81,037 4,661,249
Rayonier Advanced Materials,
Inc. * 58,632 334,789
Stepan Co. 922 114,595
12,087,971
Commercial Services & Supplies 2.0%
ACCO Brands Corp. 89,226 737,007
BrightView Holdings, Inc. * 3,320 46,746
Casella Waste Systems, Inc.,
Class A * 36,792 3,142,772
CECO Environmental Corp. * 12,128 75,557
Clean Harbors, Inc. * 8,653 863,310
CoreCivic , Inc. * 240,972 2,402,491
Kimball International, Inc.,
Class B 43,118 441,097
Steelcase, Inc., Class A 117,928 1,382,116
9,091,096
Communications Equipment 2.7%
ADTRAN, Inc. 96,636 2,206,200
Applied Optoelectronics, Inc.
*(a) 57,054 293,258
Aviat Networks, Inc. * 16,280 522,262
Comtech Telecommunications
Corp. 41,039 972,214
DZS, Inc. * 9,278 150,489
EMCORE Corp. * 37,745 263,460

120 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Communications Equipment
Juniper Networks, Inc. 87,705 3,131,946
KVH Industries, Inc. * 6,856 63,007
NETGEAR, Inc. * 51,464 1,503,263
NetScout Systems, Inc. * 41,712 1,379,833
Plantronics, Inc. *(a) 44,662 1,310,383
Ribbon Communications, Inc.
*(a) 77,509 468,929
12,265,244
Construction & Engineering 1.9%
Argan , Inc. 8,364 323,603
Fluor Corp. *(a) 145,203 3,596,678
Matrix Service Co. * 24,806 186,541
Primoris Services Corp. 48,118 1,153,870
Tutor Perini Corp. * 68,532 847,741
WillScot Mobile Mini Holdings
Corp. * 67,335 2,749,961
8,858,394
Consumer Finance 0.5%
Enova International, Inc. * 34,980 1,432,780
EZCORP, Inc., Class A * 64,899 478,306
SLM Corp. 15,174 298,473
2,209,559
Containers & Packaging 0.4%
Pactiv Evergreen, Inc. 19,950 252,966
Ranpak Holdings Corp. * 46,502 1,747,545
2,000,511
Diversified Consumer Services 0.6%
Adtalem Global Education,
Inc. * 34,114 1,008,410
American Public Education,
Inc. * 27,318 607,826
Perdoceo Education Corp. * 98,308 1,156,102
Universal Technical Institute,
Inc. * 14,788 115,642
2,887,980
Diversified Financial Services 0.0%
†
Alerus Financial Corp. 320 9,370
Diversified Telecommunication Services 0.1%
ATN International, Inc. 5,423 216,649
Consolidated
Communications Holdings,
Inc. * 60,186 450,191
666,840
Electric Utilities 1.4%
NRG Energy, Inc. 29,316 1,262,933
Pinnacle West Capital Corp. 22,716 1,603,522
Portland General Electric Co. 67,416 3,567,655
6,434,110
Electrical Equipment 0.9%
Encore Wire Corp. (a) 23,424 3,351,974
LSI Industries, Inc. 10,614 72,812
Powell Industries, Inc. 12,189 359,454
Stem, Inc. *(a) 14,463 274,363
4,058,603
Electronic Equipment, Instruments & Components 1.9%
Avnet, Inc. 11,216 462,436
Belden, Inc. 31,761 2,087,651
Benchmark Electronics, Inc. 53,798 1,457,926
Novanta , Inc. * 11,282 1,989,355
Common Stocks
Shares Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components
PC Connection, Inc. 9,328 402,317
Rogers Corp. * 7,808 2,131,583
ScanSource , Inc. * 8,349 292,883
8,824,151
Energy Equipment & Services 0.9%
Dril -Quip, Inc. * 16,340 321,571
Nabors Industries Ltd. *(a) 4,198 340,416
Newpark Resources, Inc. * 1,657 4,872
Oil States International, Inc. * 149,763 744,322
Patterson-UTI Energy, Inc. 305,357 2,580,266
3,991,447
Entertainment 0.1%
Zynga, Inc., Class A * 73,851 472,646
Equity Real Estate Investment Trusts (REITs) 5.4%
Apple Hospitality REIT, Inc. 210,002 3,391,532
Armada Hoffler Properties,
Inc. 33,837 514,999
CatchMark Timber Trust, Inc.,
Class A 35,988 313,455
Cedar Realty Trust, Inc. 7,560 189,832
Centerspace 17,137 1,900,493
CTO Realty Growth, Inc. (a) 8,319 510,953
Diversified Healthcare Trust 211,617 653,897
Equity Commonwealth * 114,165 2,956,874
Farmland Partners, Inc. 34,044 406,826
Franklin Street Properties
Corp. 62,157 369,834
Gaming and Leisure
Properties, Inc. 19,855 966,144
GEO Group, Inc. (The) (a) 247,561 1,918,598
Industrial Logistics Properties
Trust 13,369 334,893
National Health Investors,
Inc. (a) 6,271 360,394
National Storage Affiliates
Trust 29,191 2,020,017
NETSTREIT Corp. 4,964 113,676
Office Properties Income
Trust 37,771 938,232
Piedmont Office Realty Trust,
Inc., Class A 97,114 1,784,955
RLJ Lodging Trust 219,841 3,062,385
Whitestone REIT 67,644 685,234
Xenia Hotels & Resorts, Inc. * 42,252 765,184
24,158,407
Food & Staples Retailing 0.7%
Albertsons Cos., Inc., Class
A (a) 28,090 848,037
Andersons, Inc. (The) 27,996 1,083,725
SpartanNash Co. 46,993 1,210,540
3,142,302
Food Products 0.5%
Fresh Del Monte Produce,
Inc. 27,693 764,327
Freshpet , Inc. * 14,178 1,350,737
Landec Corp. * 18,555 205,961
2,321,025

NVIT Multi-Manager Small Company Fund - December 31, 2021 - Statement of Investments - 121
Common Stocks
Shares Value ($)
UNITED STATES
Gas Utilities 1.0%
Northwest Natural Holding
Co. (a) 23,505 1,146,574
Southwest Gas Holdings, Inc. 44,621 3,125,701
Spire, Inc. (a) 5,192 338,622
4,610,897
Health Care Equipment & Supplies 4.5%
AngioDynamics , Inc. * 10,068 277,675
AtriCure , Inc. * 6,324 439,708
Avanos Medical, Inc. * 3,733 129,423
Axonics , Inc. * 30,558 1,711,248
CryoPort , Inc. * 27,081 1,602,383
Globus Medical, Inc., Class
A * 25,551 1,844,782
Inari Medical, Inc. * 16,520 1,507,780
Inmode Ltd. * 9,336 658,935
Invacare Corp. * 77,124 209,777
Masimo Corp. * 8,104 2,372,689
Natus Medical, Inc. * 3,230 76,648
Orthofix Medical, Inc. * 3,229 100,390
Penumbra, Inc. * 7,661 2,201,159
Shockwave Medical, Inc. * 7,534 1,343,538
Tandem Diabetes Care, Inc.
*(a) 27,514 4,141,407
Varex Imaging Corp. *(a) 61,776 1,949,033
20,566,575
Health Care Providers & Services 1.2%
AMN Healthcare Services,
Inc. * 7,172 877,351
Apria, Inc. * 19,963 650,794
Molina Healthcare, Inc. * 7,369 2,343,931
Surgery Partners, Inc. * 30,004 1,602,514
5,474,590
Health Care Technology 2.4%
Allscripts Healthcare
Solutions, Inc. * 146,242 2,698,165
Castlight Health, Inc., Class
B *(a) 203,475 313,352
Certara , Inc. * 12,022 341,665
Computer Programs &
Systems, Inc. * 22,077 646,856
Health Catalyst, Inc. *(a) 15,353 608,286
Inspire Medical Systems,
Inc. * 15,007 3,452,510
NextGen Healthcare, Inc. * 24,511 436,051
Omnicell , Inc. * 8,877 1,601,766
Phreesia , Inc. * 21,420 892,357
10,991,008
Hotels, Restaurants & Leisure 2.5%
Choice Hotels International,
Inc. 15,931 2,485,077
Dutch Bros, Inc., Class A *(a) 6,978 355,250
Papa John's International,
Inc. 19,359 2,583,845
Planet Fitness, Inc., Class A * 11,047 1,000,637
Portillo's, Inc., Class A * 13,466 505,514
Red Rock Resorts, Inc., Class
A 44,485 2,447,120
Wingstop , Inc. 10,780 1,862,784
11,240,227
Common Stocks
Shares Value ($)
UNITED STATES
Household Durables 0.6%
Bassett Furniture Industries,
Inc. (a) 13,705 229,833
Beazer Homes USA, Inc. * 78,633 1,825,858
Hooker Furnishings Corp. 6,891 160,422
Lifetime Brands, Inc. 6,439 102,831
Universal Electronics, Inc. * 9,182 374,167
2,693,111
Insurance 4.4%
American Equity Investment
Life Holding Co. 16,089 626,184
Argo Group International
Holdings Ltd. 9,253 537,692
CNO Financial Group, Inc. 122,010 2,908,719
Donegal Group, Inc., Class A 6,896 98,544
Employers Holdings, Inc. 32,578 1,348,078
First American Financial
Corp. 14,979 1,171,807
Genworth Financial, Inc.,
Class A * 553,445 2,241,452
Global Indemnity Group LLC,
Class A 1,719 43,198
Greenlight Capital Re Ltd.,
Class A * 19,756 154,887
Heritage Insurance Holdings,
Inc. 89,942 528,859
Horace Mann Educators
Corp. (a) 680 26,316
James River Group Holdings
Ltd. 20,491 590,346
Kemper Corp. 11,842 696,191
Kinsale Capital Group, Inc. 7,281 1,732,077
ProAssurance Corp. 39,247 992,949
Reinsurance Group of
America, Inc. 10,733 1,175,156
Stewart Information Services
Corp. 30,401 2,423,872
Trean Insurance Group, Inc. * 5,095 45,396
United Fire Group, Inc. 13,587 315,083
United Insurance Holdings
Corp. 23,113 100,310
Universal Insurance Holdings,
Inc. (a) 15,947 271,099
Unum Group 91,109 2,238,548
20,266,763
Interactive Media & Services 0.6%
DHI Group, Inc. * 9,255 57,751
TrueCar , Inc. * 144,287 490,576
Yelp, Inc. *(a) 61,556 2,230,789
2,779,116
Internet & Direct Marketing Retail 0.2%
Overstock.com, Inc. * 11,140 657,372
Xometry , Inc., Class A *(a) 5,533 283,566
940,938
IT Services 1.5%
Conduent , Inc. * 202,825 1,083,086
DigitalOcean Holdings, Inc. * 14,899 1,196,837
Globant SA * 11,143 3,499,904
Limelight Networks, Inc. *(a) 32,716 112,216

122 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
IT Services
Paymentus Holdings, Inc.,
Class A *(a) 9,020 315,520
Unisys Corp. * 33,909 697,508
6,905,071
Leisure Products 1.0%
American Outdoor Brands,
Inc. * 26,470 527,547
Vista Outdoor, Inc. * 38,804 1,787,700
YETI Holdings, Inc. * 27,316 2,262,585
4,577,832
Life Sciences Tools & Services 1.9%
Medpace Holdings, Inc. *(a) 18,712 4,072,480
Quanterix Corp. * 10,723 454,655
Repligen Corp. *(a) 16,484 4,365,622
8,892,757
Machinery 3.2%
AGCO Corp. 17,577 2,039,284
Astec Industries, Inc. 14,007 970,265
Chart Industries, Inc. *(a) 16,571 2,642,908
Commercial Vehicle Group,
Inc. * 12,548 101,137
Federal Signal Corp. 47,291 2,049,592
Hyster -Yale Materials
Handling, Inc. 12,255 503,681
ITT, Inc. 21,777 2,225,392
Manitowoc Co., Inc. (The) * 84,636 1,573,383
NN, Inc. * 22,163 90,868
Park-Ohio Holdings Corp. 8,142 172,366
REV Group, Inc. 27,667 391,488
SPX Corp. * 14,823 884,637
Titan International, Inc. * 11,201 122,763
Wabash National Corp. 47,137 920,114
14,687,878
Marine 0.3%
Genco Shipping & Trading
Ltd. 99,307 1,588,912
Media 0.2%
comScore, Inc. *(a) 80,016 267,253
Cumulus Media, Inc., Class
A * 6,514 73,283
Entravision Communications
Corp., Class A 58,159 394,318
Mode Media M-1 Escrow *^∞ 2,754 0
734,854
Metals & Mining 1.2%
Olympic Steel, Inc. 13,400 314,900
Schnitzer Steel Industries,
Inc., Class A 49,513 2,570,715
SunCoke Energy, Inc. 162,479 1,070,737
TimkenSteel Corp. * 88,710 1,463,715
5,420,067
Multiline Retail 0.2%
Dillard's, Inc., Class A (a) 2,860 700,757
Oil, Gas & Consumable Fuels 3.8%
Arch Resources, Inc. (a) 33,710 3,078,396
CVR Energy, Inc. 128,638 2,162,405
Delek US Holdings, Inc. *(a) 159,245 2,387,082
DHT Holdings, Inc. 331,304 1,719,468
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Dorian LPG Ltd. 54,901 696,694
HollyFrontier Corp. 28,036 919,020
Matador Resources Co. 48,948 1,807,160
Ovintiv , Inc. 36,426 1,227,556
Plains GP Holdings LP, Class
A * 33,225 336,902
REX American Resources
Corp. * 6,092 584,832
W&T Offshore, Inc. *(a) 42,607 137,621
Whiting Petroleum Corp. * 13,842 895,301
World Fuel Services Corp. 61,307 1,622,796
17,575,233
Paper & Forest Products 0.2%
Clearwater Paper Corp. * 24,956 915,136
Verso Corp., Class A 2,227 60,174
975,310
Personal Products 0.8%
Edgewell Personal Care Co. 72,612 3,319,095
Nature's Sunshine Products,
Inc. 9,426 174,381
3,493,476
Pharmaceuticals 0.6%
Cara Therapeutics, Inc. * 90,530 1,102,655
Endo International plc *(a) 210,643 792,018
NGM Biopharmaceuticals,
Inc. * 37,453 663,293
2,557,966
Professional Services 1.1%
Acacia Research Corp. * 74,937 384,427
ASGN, Inc. * 3,537 436,466
Barrett Business Services,
Inc. 5,379 371,474
Heidrick & Struggles
International, Inc. 8,388 366,807
Kelly Services, Inc., Class A 61,637 1,033,652
ManpowerGroup , Inc. 8,300 807,839
Mistras Group, Inc. * 3,321 24,675
Resources Connection, Inc. 18,425 328,702
TrueBlue , Inc. * 53,107 1,469,471
5,223,513
Real Estate Management & Development 0.9%
Forestar Group, Inc. * 17,186 373,796
Kennedy-Wilson Holdings,
Inc. 67,677 1,616,127
Realogy Holdings Corp. * 134,278 2,257,212
4,247,135
Road & Rail 2.0%
ArcBest Corp. 26,631 3,191,725
Covenant Logistics Group,
Inc. * 33,181 876,974
Ryder System, Inc. 3,499 288,423
Saia, Inc. * 11,322 3,815,853
Schneider National, Inc.,
Class B 5,840 157,154
US Xpress Enterprises, Inc.,
Class A * 49,719 291,851
Yellow Corp. * 36,813 463,476
9,085,456

NVIT Multi-Manager Small Company Fund - December 31, 2021 - Statement of Investments - 123
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 4.0%
Ambarella , Inc. * 19,509 3,958,181
Impinj , Inc. *(a) 5,136 455,563
Lattice Semiconductor Corp. * 65,156 5,020,921
MACOM Technology
Solutions Holdings, Inc. * 37,289 2,919,729
Power Integrations, Inc. 13,353 1,240,360
SiTime Corp. * 8,444 2,470,208
Veeco Instruments, Inc. *(a) 70,875 2,017,811
18,082,773
Software 4.3%
Avalara, Inc. *(a) 6,468 835,083
Cerence , Inc. *(a) 5,960 456,774
CyberArk Software Ltd. * 14,562 2,523,303
Manhattan Associates, Inc. * 26,978 4,194,810
Paylocity Holding Corp. * 7,345 1,734,595
Ping Identity Holding Corp. * 45,917 1,050,581
SecureWorks Corp., Class
A *(a) 21,467 342,828
Sprout Social, Inc., Class A * 37,793 3,427,448
Synchronoss Technologies,
Inc. *(a) 63,715 155,465
Varonis Systems, Inc. *(a) 54,521 2,659,534
Workiva , Inc. * 19,190 2,504,103
19,884,524
Specialty Retail 3.4%
Aaron's Co., Inc. (The) 55,911 1,378,206
Academy Sports & Outdoors,
Inc. * 79,743 3,500,718
Barnes & Noble Education,
Inc. *(a) 54,653 372,187
Boot Barn Holdings, Inc. * 26,207 3,224,771
Container Store Group, Inc.
(The) *(a) 19,190 191,516
Genesco, Inc. * 18,661 1,197,476
Lumber Liquidators Holdings,
Inc. * 4,750 81,083
MarineMax , Inc. * 37,683 2,224,804
ODP Corp. (The) * 26,945 1,058,400
Signet Jewelers Ltd. 18,806 1,636,686
Tilly's, Inc., Class A 55,696 897,263
15,763,110
Technology Hardware, Storage & Peripherals 0.9%
Quantum Corp. *(a) 58,884 325,040
Super Micro Computer, Inc. * 16,691 733,569
Xerox Holdings Corp. (a) 131,970 2,987,801
4,046,410
Textiles, Apparel & Luxury Goods 0.5%
Oxford Industries, Inc. 16,687 1,694,064
Unifi, Inc. * 19,221 444,966
Vera Bradley, Inc. * 36,760 312,828
2,451,858
Thrifts & Mortgage Finance 2.0%
Bridgewater Bancshares,
Inc. * 9,913 175,361
FS Bancorp, Inc. 2,350 79,031
Home Bancorp, Inc. 1,500 62,265
Luther Burbank Corp. 2,200 30,888
Merchants Bancorp 11,523 545,384
Mr. Cooper Group, Inc. * 62,198 2,588,058
Common Stocks
Shares Value ($)
UNITED STATES
Thrifts & Mortgage Finance
Northfield Bancorp, Inc. (a) 4,561 73,706
Ocwen Financial Corp. * 4,879 195,014
PCSB Financial Corp. 11,147 212,239
PennyMac Financial
Services, Inc. 47,516 3,315,665
Southern Missouri Bancorp,
Inc. 121 6,313
Washington Federal, Inc. 44,836 1,496,626
Waterstone Financial, Inc. 15,674 342,634
Western New England
Bancorp, Inc. 4,723 41,373
9,164,557
Trading Companies & Distributors 3.4%
Boise Cascade Co. 47,141 3,356,439
DXP Enterprises, Inc. * 2,711 69,591
Herc Holdings, Inc. 24,349 3,811,837
MRC Global, Inc. * 142,413 979,801
NOW, Inc. * 224,433 1,916,658
SiteOne Landscape Supply,
Inc. * 14,117 3,420,267
Titan Machinery, Inc. * 1,878 63,270
Veritiv Corp. * 14,434 1,769,175
15,387,038
Wireless Telecommunication Services 0.8%
Telephone & Data Systems,
Inc. 137,168 2,763,935
United States Cellular Corp. * 27,804 876,382
3,640,317
440,096,822
Total Common Stocks
(cost $348,170,600) 453,083,040
Preferred Stock 0.0%
†
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp.,
Series M-1*^∞ 19,276 0
Total Preferred Stock
(cost $100,042) 0
Corporate Bonds 0.0%
†
Principal
Amount ($)
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp., 9.00%,
12/2/14^∞(b) 42,256 0
Mode Media, Inc., 9.00%,
12/2/14^∞ 1,544 0
Total Corporate Bonds
(cost $43,259) 0

124 - Statement of Investments - December 31, 2021 - NVIT Multi-Manager Small Company Fund
Rights 0.0%
†
Number of
Rights
Value ($)
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH
I, CVR*^∞(a) 4,756 0
Total Rights
(cost $14,268) 0
Repurchase Agreements 1.1%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,811,104,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.05%, maturing
5/1/2024 - 7/20/2071;
total market value
$1,847,318.(c)(d) 1,811,096 1,811,096
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase
price $1,000,006,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $1,020,410.(c)(d) 1,000,000 1,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase
price $2,000,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$2,040,017.(c)(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,811,096) 4,811,096
Total Investments
(cost $353,139,265)   — 100.1% 457,894,136
Liabilities in excess of other assets
— (0.1)% (674,493)
NET ASSETS — 100.0%
$ 457,219,643
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $41,072,500, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,811,096 and by
$37,490,550 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $42,301,646.
(b) Security in default.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$4,811,096.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2021 - Statement of Investments - 125
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 2.3%
Raytheon Technologies Corp. 72,000 6,196,320
Banks 3.0%
JPMorgan Chase & Co. 52,000 8,234,200
Capital Markets 9.9%
Apollo Global Management,
Inc. 62,000 4,490,660
Brookfield Asset Management,
Inc., Class A 196,000 11,834,480
Charles Schwab Corp. (The) 75,000 6,307,500
Intercontinental Exchange, Inc. 33,000 4,513,410
27,146,050
Chemicals 1.8%
Sherwin-Williams Co. (The) 14,000 4,930,240
Communications Equipment 6.2%
Cisco Systems, Inc. 115,000 7,287,550
Motorola Solutions, Inc. 36,000 9,781,200
17,068,750
Construction Materials 1.6%
Eagle Materials, Inc. 26,000 4,327,960
Containers & Packaging 5.2%
Ball Corp. 91,000 8,760,570
Graphic Packaging Holding
Co. 285,000 5,557,500
14,318,070
Diversified Financial Services 5.0%
Berkshire Hathaway, Inc.,
Class B* 46,000 13,754,000
Electrical Equipment 1.8%
Rockwell Automation, Inc. 14,000 4,883,900
Entertainment 2.3%
Activision Blizzard, Inc. 28,000 1,862,840
Walt Disney Co. (The)* 29,000 4,491,810
6,354,650
Food & Staples Retailing 3.0%
BJ's Wholesale Club Holdings,
Inc.* 50,000 3,348,500
US Foods Holding Corp.* 141,000 4,911,030
8,259,530
Food Products 2.4%
Lamb Weston Holdings, Inc. 40,000 2,535,200
Mondelez International, Inc.,
Class A 60,000 3,978,600
6,513,800
Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co. 11,000 2,766,280
Health Care Providers & Services 3.7%
HCA Healthcare, Inc. 39,000 10,019,880
Hotels, Restaurants & Leisure 5.3%
Aramark 155,000 5,711,750
Booking Holdings, Inc.* 1,200 2,879,076
McDonald's Corp. 21,500 5,763,505
14,354,331
Common Stocks
Shares Value ($)
Household Products 0.7%
WD-40 Co. 7,500 1,834,800
Independent Power and Renewable Electricity Producers
0.5%
Brookfield Renewable Corp. 40,000 1,473,200
Insurance 2.2%
Chubb Ltd. 30,500 5,895,955
Interactive Media & Services 4.8%
Alphabet, Inc., Class C* 4,500 13,021,155
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.* 2,400 8,002,416
IT Services 1.7%
PayPal Holdings, Inc.* 25,000 4,714,500
Leisure Products 0.8%
Brunswick Corp. 22,500 2,266,425
Machinery 5.0%
Deere & Co. 6,500 2,228,785
Nordson Corp. 18,000 4,594,860
Stanley Black & Decker, Inc. 37,000 6,978,940
13,802,585
Media 3.5%
Cable One, Inc. 1,600 2,821,520
Comcast Corp., Class A 135,000 6,794,550
9,616,070
Pharmaceuticals 2.6%
Pfizer, Inc. 118,000 6,967,900
Road & Rail 3.1%
CSX Corp. 228,000 8,572,800
Software 4.9%
Microsoft Corp. 40,000 13,452,800
Specialty Retail 3.8%
Lowe's Cos., Inc. 29,700 7,676,856
TJX Cos., Inc. (The) 36,000 2,733,120
10,409,976
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc. 81,000 14,383,170
Textiles, Apparel & Luxury Goods 2.5%
Columbia Sportswear Co. 18,000 1,753,920
NIKE, Inc., Class B 31,000 5,166,770
6,920,690
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.* 23,000 2,667,540
Total Investments
(cost $129,667,887) — 99.8% 273,129,943
Other assets in excess of liabilities — 0.2% 474,810
NET ASSETS — 100.0%
$ 273,604,753

126 - Statement of Investments - December 31, 2021 - NVIT Neuberger Berman Multi Cap Opportunities Fund
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

NVIT Real Estate Fund - December 31, 2021 - Statement of Investments - 127
Common Stocks 99.0%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 89.8%
Acadia Realty Trust 140,568 3,068,599
Alexandria Real Estate
Equities, Inc. 47,042 10,488,484
American Tower Corp. 46,026 13,462,605
AvalonBay Communities, Inc. 65,032 16,426,433
Brixmor Property Group, Inc. 382,553 9,720,672
Camden Property Trust 57,101 10,202,807
Douglas Emmett, Inc. 160,072 5,362,412
Equinix , Inc. 11,492 9,720,393
Extra Space Storage, Inc. 84,400 19,136,012
First Industrial Realty Trust,
Inc. 93,860 6,213,532
Independence Realty Trust,
Inc. 259,580 6,704,951
Innovative Industrial
Properties, Inc. 15,895 4,178,954
Invitation Homes, Inc. 235,146 10,661,520
Kimco Realty Corp. 358,428 8,835,250
Life Storage, Inc. 80,109 12,271,097
Pebblebrook Hotel Trust 100,253 2,242,660
Phillips Edison & Co., Inc. 123,199 4,070,495
PotlatchDeltic Corp. 38,223 2,301,789
Prologis, Inc. 211,099 35,540,628
Public Storage 12,686 4,751,668
Rexford Industrial Realty, Inc. 135,879 11,021,146
Ryman Hospitality Properties,
Inc.* 62,410 5,739,223
SBA Communications Corp. 22,509 8,756,451
Simon Property Group, Inc. 73,674 11,770,895
SL Green Realty Corp. 103,937 7,452,283
Sun Communities, Inc. 54,136 11,366,936
UDR, Inc. 212,213 12,730,658
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Veris Residential, Inc.* 100,162 1,840,977
VICI Properties, Inc. 266,988 8,039,009
Welltower , Inc. 172,310 14,779,029
288,857,568
Health Care Providers & Services 1.7%
Brookdale Senior Living, Inc.* 133,771 690,258
HCA Healthcare, Inc. 18,561 4,768,692
5,458,950
Hotels, Restaurants & Leisure 1.5%
Bluegreen Vacations Holding
Corp.* 14,991 526,184
Caesars Entertainment, Inc.* 8,278 774,242
Playa Hotels & Resorts NV* 442,896 3,534,310
4,834,736
Household Durables 0.5%
DR Horton, Inc. 14,076 1,526,542
Real Estate Management & Development 5.5%
CBRE Group, Inc., Class A* 57,956 6,288,806
Colliers International Group,
Inc. 43,477 6,462,856
Tricon Residential, Inc. 317,000 4,851,670
17,603,332
Total Investments
(cost $202,425,226) — 99.0% 318,281,128
Other assets in excess of liabilities — 1.0% 3,273,935
NET ASSETS — 100.0%
$ 321,555,063
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

128 - Statements of Assets and Liabilities - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Assets:
Investment securities, at value
*
$ 684,300,154
Repurchase agreements, at value 16,063,165
Cash 10,274,981
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 39,751
Security lending income receivable 15,178
Receivable for investments sold —
Receivable for capital shares issued 1,089,253
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 19,565
Prepaid expenses 806
Total Assets 711,802,853
Liabilities:
Payable for investments purchased 2,230,074
Payable for capital shares redeemed 98,506
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 16,063,165
Accrued expenses and other payables:
Investment advisory fees 415,007
Fund administration fees 45,720
Distribution fees 34,708
Administrative servicing fees 42,190
Accounting and transfer agent fees 248
Trustee fees 67
Custodian fees 2,165
Compliance program costs (Note 3) 662
Professional fees 13,200
Printing fees 64,586
Other 8,373
Total Liabilities 19,018,671
Net Assets $ 692,784,182
* Includes value of securities on loan (Note 2) 114,891,957
Cost of investment securities 475,904,507
Cost of repurchase agreements 16,063,165
Cost of foreign currencies —
Represented by:
Capital $ 357,305,458
Total distributable earnings (loss) 335,478,724
Net Assets $ 692,784,182

Equity Funds - December 31, 2021 - Statements of Assets and Liabilities - 129
NVIT AQR Large Cap
Defensive Style Fund
NVIT BlackRock Equity
Dividend Fund
NVIT BNY Mellon Dynamic
U.S. Core Fund
NVIT BNY Mellon Dynamic
U.S. Equity Income Fund
$ 784,891,729 $ 510,555,813 $ 2,677,696,513 $ 566,420,440
324,767 75,280 73,655,685 3,784,852
7,158,150 30,434,278 149,811,803 48,471,591
80,498 — 616 184,992
— 1,830 — 15,135
691,405 417,419 1,432,542 699,287
2,537 2,900 6,962 3,112
— 691,253 — 5,302,471
18,855 25,477 27,605 18,240
— 223,591 — 59,206
— 16,931 22,570 —
549 458 1,660 471
793,168,490 542,445,230 2,902,655,956 624,959,797
— 984,052 — 3,220,104
458,474 396,332 2,513,118 257,148
4,812 — 904,188 92,404
324,767 75,280 73,655,685 3,784,852
382,497 282,389 1,000,846 290,572
48,042 39,583 101,081 86,004
26,520 95,546 168,002 54,539
109,567 68,988 339,007 98,205
265 170 409 1,406
50 20 4,523 249
11,792 546 9,681 37,556
675 469 2,418 535
12,703 11,398 11,458 29,773
66,794 30,846 277,908 34,828
8,401 2,678 14,504 18,568
1,455,359 1,988,297 79,002,828 8,006,743
$ 791,713,131 $ 540,456,933 $ 2,823,653,128 $ 616,953,054
24,771,610 25,251,873 142,969,460 25,627,395
485,017,797 401,014,126 1,854,151,323 422,676,562
324,767 75,280 73,655,685 3,784,852
— 1,810 — 15,984
$ 419,611,840 $ 384,570,163 $ 1,860,127,579 $ 395,587,612
372,101,291 155,886,770 963,525,549 221,365,442
$ 791,713,131 $ 540,456,933 $ 2,823,653,128 $ 616,953,054

130 - Statements of Assets and Liabilities - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Net Assets:
Class I Shares $ 524,188,150
Class II Shares 168,596,032
Class IV Shares —
Class X Shares —
Class Z Shares —
Total $ 692,784,182
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 45,340,821
Class II Shares 16,101,695
Class IV Shares —
Class X Shares —
Class Z Shares —
Total 61,442,516
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .56
Class II Shares $ 10 .47
Class IV Shares $ —
Class X Shares $ —
Class Z Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Statements of Assets and Liabilities - 131
NVIT AQR Large Cap
Defensive Style Fund
NVIT BlackRock Equity
Dividend Fund
NVIT BNY Mellon Dynamic
U.S. Core Fund
NVIT BNY Mellon Dynamic
U.S. Equity Income Fund
$ 502,466,253 $ 59,202,424 $ 2,016,400,220 $ 259,805,208
128,404,102 461,236,676 807,252,908 84,025,436
160,842,776 20,017,833 — —
— — — 68,665,342
— — — 204,457,068
$ 791,713,131 $ 540,456,933 $ 2,823,653,128 $ 616,953,054
18,458,275 2,597,589 83,926,000 13,075,173
4,741,404 20,437,661 34,040,298 4,254,333
5,913,557 877,895 — —
— — — 3,460,359
— — — 10,422,003
29,113,236 23,913,145 117,966,298 31,211,868
$ 27 .22 $ 22 .79 $ 24 .03 $ 19 .87
$ 27 .08 $ 22 .57 $ 23 .71 $ 19 .75
$ 27 .20 $ 22 .80 $ — $ —
$ — $ — $ — $ 19 .84
$ — $ — $ — $ 19 .62

132 - Statements of Assets and Liabilities - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Sustainable U.S.
Equity Fund
Assets:
Investment securities, at value
*
$ 140,396,054
Repurchase agreements, at value —
Cash 1,873,021
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 78,251
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 202,094
Reclaims receivable —
Swap contracts, at value (Note 2) —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 657
Prepaid expenses 103
Total Assets 142,550,180
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 36,333
Payable for variation margin on futures contracts —
Swap contracts, at value (Note 2) —
Cash overdraft (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 71,666
Fund administration fees 31,196
Distribution fees 10,050
Administrative servicing fees 9,750
Accounting and transfer agent fees 104
Trustee fees 12
Custodian fees 292
Compliance program costs (Note 3) 124
Offering costs —
Professional fees 11,211
Printing fees 33,316
Other 3,061
Total Liabilities 207,115
Net Assets $ 142,343,065
* Includes value of securities on loan (Note 2) —
Cost of investment securities 83,430,423
Cost of repurchase agreements —
Cost of foreign currencies —
Represented by:
Capital $ 78,108,733
Total distributable earnings (loss) 64,234,332
Net Assets $ 142,343,065

Equity Funds - December 31, 2021 - Statements of Assets and Liabilities - 133
NVIT J.P. Morgan U.S.
Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
$ 43,904,535 $ 280,124,597 $ 368,639,498 $ 160,599,663
— 186,300 1,197,552 1,482,504
522,017 — 15,530,893 2,836,129
— 2,693,147 — —
40,954 — — —
— — 562,009 —
17,770 84,171 523,251 22,537
— 1,341 2,210 3,257
— 1,103,579 259,891 10,605
21,506 88,849 9,985 75,936
— — 2,312 —
— 494,540 — —
— — 19,572 —
— 18,099 — —
5,975 25,052 9,952 2,079
31 65 234 142
44,512,788 284,819,740 386,757,359 165,032,852
— 577,636 1,793,194 —
— 196,024 97,888 3,483
688 — — —
— 1,544,055 — —
— 129,435 — —
— — 150,719 —
— 186,300 1,197,552 1,482,504
14,225 151,606 226,961 112,851
29,234 38,500 39,883 33,644
9,115 38,865 74,491 13,845
6,949 35,146 9,247 22,790
936 177 187 152
8 125 20 13
5 426 1,218 129
36 235 334 150
41,723 — — —
1,922 12,348 11,783 11,994
27,279 28,693 58,656 35,239
1,791 28,900 9,784 2,975
133,911 2,968,471 3,671,917 1,719,769
$ 44,378,877 $ 281,851,269 $ 383,085,442 $ 163,313,083
— 11,667,902 22,139,978 22,027,189
35,660,955 185,378,201 285,934,404 107,083,193
— 186,300 1,197,552 1,482,504
— — 556,155 —
$ 36,065,883 $ 129,382,326 $ 283,414,164 $ 89,983,355
8,312,994 152,468,943 99,671,278 73,329,728
$ 44,378,877 $ 281,851,269 $ 383,085,442 $ 163,313,083

134 - Statements of Assets and Liabilities - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Sustainable U.S.
Equity Fund
Net Assets:
Class I Shares $ 9,379,763
Class II Shares 132,963,302
Class Y Shares —
Total $ 142,343,065
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 592,318
Class II Shares 8,407,224
Class Y Shares —
Total 8,999,542
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 15 .84
Class II Shares $ 15 .82
Class Y Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Statements of Assets and Liabilities - 135
NVIT J.P. Morgan U.S.
Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
$ — $ 93,990,077 $ 22,900,593 $ 96,458,096
44,369,875 187,861,192 360,184,849 66,854,987
9,002 — — —
$ 44,378,877 $ 281,851,269 $ 383,085,442 $ 163,313,083
— 8,971,056 2,405,085 4,855,716
2,618,799 18,575,483 37,545,198 3,889,407
535 — — —
2,619,334 27,546,539 39,950,283 8,745,123
$ — $ 10 .48 $ 9 .52 $ 19 .86
$ 16 .94 $ 10 .11 $ 9 .59 $ 17 .19
$ 16 .83 $ — $ — $ —

136 - Statements of Assets and Liabilities - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap
Value Fund
Assets:
Investment securities, at value
*
$ 245,585,404
Repurchase agreements, at value 904,402
Cash 4,819,806
Interest and dividends receivable 152,515
Security lending income receivable 2,869
Receivable for investments sold 663,309
Receivable for capital shares issued 37,576
Receivable for reimbursement from investment adviser (Note 3) 11,388
Prepaid expenses 174
Total Assets 252,177,443
Liabilities:
Payable for investments purchased 140,687
Payable for capital shares redeemed 422,378
Payable upon return of securities loaned (Note 2) 904,402
Accrued expenses and other payables:
Investment advisory fees 179,622
Fund administration fees 35,976
Distribution fees 12,429
Administrative servicing fees 38,006
Accounting and transfer agent fees 184
Trustee fees 19
Custodian fees 3
Compliance program costs (Note 3) 224
Professional fees 13,155
Printing fees 32,516
Other 5,059
Total Liabilities 1,784,660
Net Assets $ 250,392,783
* Includes value of securities on loan (Note 2) 29,801,961
Cost of investment securities 203,284,424
Cost of repurchase agreements 904,402
Represented by:
Capital $ 176,025,070
Total distributable earnings (loss) 74,367,713
Net Assets $ 250,392,783

Equity Funds - December 31, 2021 - Statements of Assets and Liabilities - 137
NVIT Multi-Manager Small
Company Fund
NVIT Neuberger Berman Multi Cap
Opportunities Fund NVIT Real Estate Fund
$ 453,083,040 $ 273,129,943 $ 318,281,128
4,811,096 — —
3,606,823 1,642,908 1,730,637
283,171 114,164 913,415
5,484 — —
1,196,517 — 1,325,299
432,951 29,360 162,551
— — —
394 216 175
463,419,476 274,916,591 322,413,205
296,559 806,343 206,663
552,241 259,176 350,713
4,811,096 — —
312,024 136,664 159,546
39,955 33,724 34,429
16,301 11,849 24,010
62,597 27,147 39,969
433 123 132
16 14 13
3 1,011 1,358
413 234 266
11,975 11,466 11,429
92,942 21,737 26,836
3,278 2,350 2,778
6,199,833 1,311,838 858,142
$ 457,219,643 $ 273,604,753 $ 321,555,063
41,072,500 — —
348,328,169 129,667,887 202,425,226
4,811,096 — —
$ 267,282,671 $ 105,163,903 $ 189,025,946
189,936,972 168,440,850 132,529,117
$ 457,219,643 $ 273,604,753 $ 321,555,063

138 - Statements of Assets and Liabilities - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap
Value Fund
Net Assets:
Class I Shares $ 165,178,893
Class II Shares 60,495,501
Class IV Shares 24,718,389
Total $ 250,392,783
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 14,269,468
Class II Shares 5,499,921
Class IV Shares 2,135,988
Total 21,905,377
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .58
Class II Shares $ 11 .00
Class IV Shares $ 11 .57
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Statements of Assets and Liabilities - 139
NVIT Multi-Manager Small
Company Fund
NVIT Neuberger Berman Multi Cap
Opportunities Fund NVIT Real Estate Fund
$ 350,780,004 $ 216,355,951 $ 202,789,785
78,214,111 57,248,802 118,765,278
28,225,528 — —
$ 457,219,643 $ 273,604,753 $ 321,555,063
13,550,672 14,283,869 19,224,851
3,317,206 3,847,639 11,405,253
1,091,823 — —
17,959,701 18,131,508 30,630,104
$ 25 .89 $ 15 .15 $ 10 .55
$ 23 .58 $ 14 .88 $ 10 .41
$ 25 .85 $ — $ —

140 - Statements of Operations - For the Year Ended December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery
Fund
INVESTMENT INCOME:
Dividend income $ 604,589
Income from securities lending (Note 2) 226,494
Interest income 11,524
Foreign tax withholding —
Total Income 842,607
EXPENSES:
Investment advisory fees 5,635,447
Fund administration fees 267,033
Distribution fees Class II Shares 447,089
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 401,101
Administrative servicing fees Class II Shares 125,184
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 50,794
Printing fees 82,175
Trustee fees 22,066
Custodian fees 20,576
Accounting and transfer agent fees 981
Compliance program costs (Note 3) 2,727
Other 16,547
Total expenses before fees waived and expenses reimbursed 7,071,720
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (218,028)
Expenses reimbursed by adviser (Note 3) (227,524)
Net Expenses 6,626,168
NET INVESTMENT INCOME/(LOSS) (5,783,561)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 133,523,520
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 133,523,520
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (163,206,846)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (163,206,846)
Net realized/unrealized gains (losses) (29,683,326)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (35,466,887)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Year Ended December 31, 2021 - Statements of Operations - 141
NVIT AQR Large Cap
Defensive Style Fund
NVIT BlackRock Equity
Dividend Fund
NVIT BNY Mellon Dynamic
U.S. Core Fund
NVIT BNY Mellon Dynamic
U.S. Equity Income Fund
$ 11,914,032 $ 11,624,001 $ 24,937,098 $ 9,640,661
26,616 72,794 110,949 24,608
14,498 29,713 159,179 48,958
— (294,099) (3,530) (1,113)
11,955,146 11,432,409 25,203,696 9,713,114
4,381,476 3,202,421 9,570,516 3,007,187
266,918 201,568 605,261 230,789
303,773 1,070,193 1,141,619 204,662
— — — 483,411
720,252 87,210 2,380,203 481,755
182,264 642,119 684,975 204,662
224,896 29,656 — —
— — — 72,551
— — — 232,040
47,999 40,472 80,854 47,644
81,074 41,224 215,078 112,208
21,335 14,581 60,279 15,300
34,420 14,468 64,163 7,538
1,032 7,814 1,578 13,565
2,666 1,867 7,607 785
16,939 9,238 39,377 7,002
6,285,044 5,362,831 14,851,510 5,121,099
— — — (65,493)
— — (776,513) (85,798)
— (237,368) (395,057) —
6,285,044 5,125,463 13,679,940 4,969,808
5,670,102 6,306,946 11,523,756 4,743,306
68,595,174 50,701,242 96,145,918 118,471,459
3,040,517 — 31,965,927 6,842,036
— (340) — (7)
71,635,691 50,700,902 128,111,845 125,313,488
71,548,144 30,272,953 375,079,557 19,976,205
(256,393) — 14,204,821 2,198,506
— (11,455) — (4,754)
71,291,751 30,261,498 389,284,378 22,169,957
142,927,442 80,962,400 517,396,223 147,483,445
$ 148,597,544 $ 87,269,346 $ 528,919,979 $ 152,226,751

142 - Statements of Operations - For the Year Ended December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Sustainable U.S. Equity
Fund
INVESTMENT INCOME:
Dividend income $ 1,505,012
Interest income —
Income from securities lending (Note 2) —
Foreign tax withholding —
Total Income 1,505,012
EXPENSES:
Investment advisory fees 857,024
Fund administration fees 115,746
Distribution fees Class II Shares 307,528
Administrative servicing fees Class I Shares 11,983
Administrative servicing fees Class II Shares 61,507
Professional fees 29,817
Printing fees 45,453
Trustee fees 3,782
Custodian fees 2,029
Accounting and transfer agent fees 1,903
Compliance program costs (Note 3) 474
Other 1,097
Total expenses before fees waived and expenses reimbursed 1,438,343
Distribution fees waived - Class II (Note 3) (196,819)
Investment advisory fees waived (Note 3) (65,927)
Expenses reimbursed by adviser (Note 3) (27,027)
Net Expenses 1,148,570
NET INVESTMENT INCOME/(LOSS) 356,442
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 7,293,004
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) (2,632)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 7,290,372
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 23,202,949
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 23,202,949
Net realized/unrealized gains (losses) 30,493,321
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 30,849,763
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Year Ended December 31, 2021 - Statements of Operations - 143
NVIT J.P. Morgan U.S.
Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
$ 360,135 $ 1,609,655 $ 6,529,368 $ 640,679
723 2,275 13,661 2,303
342 41,247 21,600 94,901
(1,282) — (58,084) —
359,918 1,653,177 6,506,545 737,883
115,236 1,537,068 2,779,963 1,375,950
92,511 163,805 181,273 129,016
73,712 385,861 876,217 163,098
— 123,422 34,257 147,955
60,159 231,393 35,052 97,859
41,930 33,612 38,392 31,011
19,488 19,156 55,927 35,001
366 6,744 10,612 4,770
520 2,707 2,177 2,251
46 219 7,884 596
88 267 1,343 602
667 16,797 5,268 2,524
404,723 2,521,051 4,028,365 1,990,633
— — — —
— — (108,593) —
(140,997) (216,788) (148,745) (39,311)
263,726 2,304,263 3,771,027 1,951,322
96,192 (651,086) 2,735,518 (1,213,439)
1,041,499 39,535,153 55,745,115 20,920,169
24,674 — — —
— — 630,367 —
— — (9,008) —
— 20,154,129 — —
1,066,173 59,689,282 56,366,474 20,920,169
6,028,906 22,599,927 19,207,768 (4,470,165)
2,098 — — —
— — (48,323) —
— — (4,759) —
— (1,168,011) — —
6,031,004 21,431,916 19,154,686 (4,470,165)
7,097,177 81,121,198 75,521,160 16,450,004
$ 7,193,369 $ 80,470,112 $ 78,256,678 $ 15,236,565

144 - Statements of Operations - For the Year Ended December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small
Cap Value Fund
INVESTMENT INCOME:
Dividend income $ 2,336,618
Income from securities lending (Note 2) 41,187
Interest income 7,896
Foreign tax withholding (9,210)
Total Income 2,376,491
EXPENSES:
Investment advisory fees 2,065,828
Fund administration fees 147,488
Distribution fees Class II Shares 135,069
Administrative servicing fees Class I Shares 239,270
Administrative servicing fees Class II Shares 81,042
Administrative servicing fees Class IV Shares 35,872
Professional fees 34,338
Printing fees 56,529
Trustee fees 6,817
Custodian fees 1,585
Accounting and transfer agent fees 680
Compliance program costs (Note 3) 886
Other 3,410
Total expenses before fees waived and expenses reimbursed 2,808,814
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (152,342)
Net Expenses 2,656,472
NET INVESTMENT INCOME/(LOSS) (279,981)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 42,497,261
Foreign currency transactions (Note 2) —
Net realized gains (losses) 42,497,261
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 19,586,926
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 19,586,926
Net realized/unrealized gains (losses) 62,084,187
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 61,804,206
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Year Ended December 31, 2021 - Statements of Operations - 145
NVIT Multi-Manager Small
Company Fund
NVIT Neuberger Berman
Multi Cap Opportunities
Fund NVIT Real Estate Fund
$ 3,970,696 $ 2,941,405 $ 4,563,105
157,609 — —
6,269 738 2,022
(18,458) (32,627) (4,116)
4,116,116 2,909,516 4,561,011
3,540,569 1,537,169 1,910,981
187,333 143,603 147,241
166,178 131,187 247,311
482,518 305,582 261,109
99,707 — 148,388
41,211 — —
42,269 33,323 34,922
82,512 29,538 42,764
11,992 7,358 7,813
9,790 8,045 7,613
337 482 511
1,562 922 987
5,209 3,676 3,655
4,671,187 2,200,885 2,813,295
(95,588) — (35,494)
— — (208,798)
— — —
4,575,599 2,200,885 2,569,003
(459,483) 708,631 1,992,008
85,902,926 25,138,334 34,351,423
200 — 1,516
85,903,126 25,138,334 34,352,939
18,604,217 34,022,380 68,307,570
266 — 202
18,604,483 34,022,380 68,307,772
104,507,609 59,160,714 102,660,711
$ 104,048,126 $ 59,869,345 $ 104,652,719

The accompanying notes are an integral part of these financial statements.
146 - Statements of Changes in Net Assets - December 31, 2021 - Equity Funds
NVIT Allspring Discovery Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (5,783,561) $ (3,795,862)
Net realized gains 133,523,520 100,505,527
Net change in unrealized appreciation/depreciation (163,206,846) 211,129,604
Change in net assets resulting from operations (35,466,887) 307,839,269
Distributions to Shareholders From:
Distributable earnings:
Class I (75,129,391) (62,876,679)
Class II (25,436,924) (20,854,309)
Class IV — —
Change in net assets from shareholder distributions (100,566,315) (83,730,988)
Change in net assets from capital transactions 42,380,362 754,115
Change in net assets (93,652,840) 224,862,396
Net Assets:
Beginning of year 786,437,022 561,574,626
End of year $ 692,784,182 $ 786,437,022
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 18,970,125 $ 13,944,755
Dividends reinvested 75,129,391 62,876,679
Cost of shares redeemed (68,669,222) (60,484,345)
Total Class I Shares 25,430,294 16,337,089
Class II Shares
Proceeds from shares issued 39,000,465 49,259,868
Dividends reinvested 25,436,924 20,854,309
Cost of shares redeemed (47,487,321) (85,697,151)
Total Class II Shares 16,950,068 (15,582,974)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ 42,380,362 $ 754,115
SHARE TRANSACTIONS:
Class I Shares
Issued 1,405,217 1,229,868
Reinvested 5,752,633 5,859,896
Redeemed (5,173,460) (5,629,596)
Total Class I Shares 1,984,390 1,460,168
Class II Shares
Issued 3,141,873 4,977,477
Reinvested 2,148,389 2,115,041
Redeemed (3,798,253) (8,359,606)
Total Class II Shares 1,492,009 (1,267,088)
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares 3,476,399 193,080
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Statements of Changes in Net Assets - 147
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 5,670,102 $ 6,879,484 $ 6,306,946 $ 6,619,758
71,635,691 34,986,730 50,700,902 1,862,205
71,291,751 24,120,614 30,261,498 12,519,329
148,597,544 65,986,828 87,269,346 21,001,292
(25,664,076) (36,268,656) (1,347,046) (2,914,173)
(6,473,780) (8,615,405) (9,319,676) (19,649,398)
(8,086,290) (11,069,812) (451,489) (1,013,850)
(40,224,146) (55,953,873) (11,118,211) (23,577,421)
(32,581,700) (39,751,479) 19,949,966 39,849,147
75,791,698 (29,718,524) 96,101,101 37,273,018
715,921,433 745,639,957 444,355,832 407,082,814
$ 791,713,131 $ 715,921,433 $ 540,456,933 $ 444,355,832
$ 5,840,379 $ 7,809,969 $ 6,466,813 $ 6,920,727
25,664,076 36,268,656 1,347,046 2,914,173
(61,306,999) (81,059,667) (9,857,519) (10,662,998)
(29,802,544) (36,981,042) (2,043,660) (828,098)
12,049,021 7,115,955 76,166,177 46,367,922
6,473,780 8,615,405 9,319,676 19,649,398
(18,469,297) (19,908,808) (61,997,073) (25,262,877)
53,504 (4,177,448) 23,488,780 40,754,443
826,588 1,417,129 414,736 775,893
8,086,290 11,069,812 451,489 1,013,850
(11,745,538) (11,079,930) (2,361,379) (1,866,941)
(2,832,660) 1,407,011 (1,495,154) (77,198)
$ (32,581,700) $ (39,751,479) $ 19,949,966 $ 39,849,147
231,476 356,943 293,829 407,880
972,005 1,607,967 60,587 164,896
(2,412,255) (3,567,571) (451,617) (606,313)
(1,208,774) (1,602,661) (97,201) (33,537)
471,018 345,885 3,470,928 2,833,868
246,907 384,532 423,412 1,126,221
(729,221) (933,716) (2,908,432) (1,419,832)
(11,296) (203,299) 985,908 2,540,257
32,263 66,111 18,669 44,544
306,488 491,209 20,294 57,365
(461,454) (498,964) (109,060) (107,227)
(122,703) 58,356 (70,097) (5,318)
(1,342,773) (1,747,604) 818,610 2,501,402

The accompanying notes are an integral part of these financial statements.
148 - Statements of Changes in Net Assets - December 31, 2021 - Equity Funds
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 11,523,756 $ 19,854,802
Net realized gains (losses) 128,111,845 34,289,403
Net change in unrealized appreciation/depreciation 389,284,378 233,247,576
Change in net assets resulting from operations 528,919,979 287,391,781
Distributions to Shareholders From:
Distributable earnings:
Class I (35,217,803) (147,990,951)
Class II (9,911,521) (38,065,170)
Class X — —
Class Z — —
Change in net assets from shareholder distributions (45,129,324) (186,056,121)
Change in net assets from capital transactions 556,939,287 (14,988,386)
Change in net assets 1,040,729,942 86,347,274
Net Assets:
Beginning of year 1,782,923,186 1,696,575,912
End of year $ 2,823,653,128 $ 1,782,923,186
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 352,212,242 $ 8,380,144
Dividends reinvested 35,217,803 147,990,951
Cost of shares redeemed (172,499,923) (146,950,940)
Total Class I Shares 214,930,122 9,420,155
Class II Shares
Proceeds from shares issued 392,660,758 46,811,986
Dividends reinvested 9,911,521 38,065,170
Cost of shares redeemed (60,563,114) (109,285,697)
Total Class II Shares 342,009,165 (24,408,541)
Class X Shares
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Z Shares
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ 556,939,287 $ (14,988,386)

Equity Funds - December 31, 2021 - Statements of Changes in Net Assets - 149
NVIT BNY Mellon Dynamic U.S. Equity Income Fund NVIT BNY Mellon Sustainable U.S. Equity Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 4,743,306 $ 5,212,718 $ 356,442 $ 877,613
125,313,488 (26,874,652) 7,290,372 15,681,292
22,169,957 44,242,976 23,202,949 (2,238,710)
152,226,751 22,581,042 30,849,763 14,320,195
(2,817,739) (6,961,340) (1,007,279) (531,751)
(809,990) (5,211,344) (15,046,068) (7,470,152)
(854,095) (545,775) (a) — —
(2,126,554) (1,988,967)(a) — —
(6,608,378) (14,707,426) (16,053,347) (8,001,903)
984,457 80,562,880 10,084,728 (7,865,653)
146,602,830 88,436,496 24,881,144 (1,547,361)
470,350,224 381,913,728 117,461,921 119,009,282
$ 616,953,054 $ 470,350,224 $ 142,343,065 $ 117,461,921
$ 67,941,504 $ 1,210,407 $ 1,151,099 $ 2,460,493
2,817,739 6,961,340 1,007,279 531,751
(31,995,887) (36,201,634) (2,424,622) (1,715,604)
38,763,356 (28,029,887) (266,244) 1,276,640
213,757 11,297,319 12,507,880 5,222,318
809,990 5,211,344 15,046,068 7,470,152
(18,478,184) (98,705,115) (17,202,976) (21,834,763)
(17,454,437) (82,196,452) 10,350,972 (9,142,293)
12,331,016 12,842,905(a) — —
— 28,962,269(a) — —
854,095 545,775(a) — —
(8,562,075) (870,762)(a) — —
4,623,036 41,480,187(a) — —
27,728,573 71,974,933(a) — —
— 78,753,552(a) — —
2,126,554 1,988,967(a) — —
(54,802,625) (3,408,420)(a) — —
(24,947,498) 149,309,032(a) — —
$ 984,457 $ 80,562,880 $ 10,084,728 $ (7,865,653)

The accompanying notes are an integral part of these financial statements.
150 - Statements of Changes in Net Assets - December 31, 2021 - Equity Funds
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 14,932,590 483,336
Reinvested 1,540,055 8,383,188
Redeemed (8,040,940) (8,415,768)
Total Class I Shares 8,431,705 450,756
Class II Shares
Issued 17,059,095 2,925,415
Reinvested 438,866 2,185,031
Redeemed (2,832,373) (6,401,120)
Total Class II Shares 14,665,588 (1,290,674)
Class X Shares
Issued — —
Issued in merger (Note 10) — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Z Shares
Issued — —
Issued in merger (Note 10) — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares 23,097,293 (839,918)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from September 8, 2020 (commencement of operations) through December 31, 2020.

Equity Funds - December 31, 2021 - Statements of Changes in Net Assets - 151
NVIT BNY Mellon Dynamic U.S. Equity Income Fund NVIT BNY Mellon Sustainable U.S. Equity Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
3,440,180 98,042 71,720 193,791
147,576 523,575 66,216 40,567
(1,820,158) (2,720,566) (153,045) (139,836)
1,767,598 (2,098,949) (15,109) 94,522
11,864 1,081,225 796,807 488,688
42,869 402,453 990,443 570,671
(1,073,875) (7,765,321) (1,120,573) (1,722,696)
(1,019,142) (6,281,643) 666,677 (663,337)
709,357 947,622(a) — —
— 2,273,143(a) — —
44,842 37,770(a) — —
(488,539) (63,836)(a) — —
265,660 3,194,699(a) — —
1,542,142 5,737,966(a) — —
— 6,248,763(a) — —
113,178 139,186(a) — —
(3,111,212) (248,020)(a) — —
(1,455,892) 11,877,895(a) — —
(441,776) 6,692,002 651,568 (568,815)

The accompanying notes are an integral part of these financial statements.
152 - Statements of Changes in Net Assets - December 31, 2021 - Equity Funds
NVIT J.P. Morgan U.S. Equity Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ 96,192 $ 33,217
Net realized gains (losses) 1,066,173 300,293
Net change in unrealized appreciation/depreciation 6,031,004 1,984,607
Change in net assets resulting from operations 7,193,369 2,318,117
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II (1,167,523) (269,584)
Class Y (285) (238)
Change in net assets from shareholder distributions (1,167,808) (269,822)
Change in net assets from capital transactions 24,043,154 9,367,226
Change in net assets 30,068,715 11,415,521
Net Assets:
Beginning of year 14,310,162 2,894,641
End of year $ 44,378,877 $ 14,310,162
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 28,698,676 10,395,939
Dividends reinvested 1,167,523 269,584
Cost of shares redeemed (5,823,330) (1,298,535)
Total Class II Shares 24,042,869 9,366,988
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested 285 238
Cost of shares redeemed — —
Total Class Y Shares 285 238
Change in net assets from capital transactions $ 24,043,154 $ 9,367,226
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 1,867,400 876,402
Reinvested 70,678 20,228
Redeemed (369,483) (108,300)
Total Class II Shares 1,568,595 788,330
Class Y Shares
Issued — —
Reinvested 17 18
Redeemed — —
Total Class Y Shares 17 18
Total change in shares 1,568,612 788,348
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Statements of Changes in Net Assets - 153
NVIT Jacobs Levy Large Cap Growth Fund NVIT Multi-Manager Mid Cap Value Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ (651,086) $ (181,558) $ 2,735,518 $ 3,611,822
59,689,282 41,658,853 56,366,474 (16,757,860)
21,431,916 9,203,042 19,154,686 7,621,306
80,470,112 50,680,337 78,256,678 (5,524,732)
(14,339,155) (31,186,020) (185,750) (327,177)
(26,997,081) (63,562,974) (2,578,649) (6,007,813)
— — — —
(41,336,236) (94,748,994) (2,764,399) (6,334,990)
29,386,597 63,596,433 (32,124,168) (21,330,273)
68,520,473 19,527,776 43,368,111 (33,189,995)
213,330,796 193,803,020 339,717,331 372,907,326
$ 281,851,269 $ 213,330,796 $ 383,085,442 $ 339,717,331
$ 6,647,156 $ 6,582,591 $ 6,246,109 $ 5,819,938
14,339,155 31,186,020 185,750 327,177
(14,377,104) (15,595,056) (4,224,413) (6,962,804)
6,609,207 22,173,555 2,207,446 (815,689)
22,561,321 13,645,299 11,261,578 11,715,973
26,997,081 63,562,974 2,578,649 6,007,813
(26,781,012) (35,785,395) (48,171,841) (38,238,370)
22,777,390 41,422,878 (34,331,614) (20,514,584)
— — — —
— — — —
— — — —
— — — —
$ 29,386,597 $ 63,596,433 $ (32,124,168) $ (21,330,273)
664,969 605,428 702,763 914,682
1,515,767 3,826,505 20,188 46,022
(1,449,509) (1,458,254) (489,360) (1,058,019)
731,227 2,973,679 233,591 (97,315)
2,375,577 1,151,454 1,243,872 2,172,093
2,953,729 8,005,412 278,201 841,662
(2,795,178) (3,611,780) (5,446,701) (5,683,664)
2,534,128 5,545,086 (3,924,628) (2,669,909)
— — — —
— — — —
— — — —
— — — —
3,265,355 8,518,765 (3,691,037) (2,767,224)

The accompanying notes are an integral part of these financial statements.
154 - Statements of Changes in Net Assets - December 31, 2021 - Equity Funds
NVIT Multi-Manager Small Cap Growth Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment loss $ (1,213,439) $ (901,249)
Net realized gains (losses) 20,920,169 15,971,207
Net change in unrealized appreciation/depreciation (4,470,165) 29,493,755
Change in net assets resulting from operations 15,236,565 44,563,713
Distributions to Shareholders From:
Distributable earnings:
Class I (8,281,751) (9,833,809)
Class II (6,531,334) (6,435,233)
Class IV — —
Change in net assets from shareholder distributions (14,813,085) (16,269,042)
Change in net assets from capital transactions 10,701,267 1,848,003
Change in net assets 11,124,747 30,142,674
Net Assets:
Beginning of year 152,188,336 122,045,662
End of year $ 163,313,083 $ 152,188,336
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 17,709,081 $ 17,948,013
Dividends reinvested 8,281,751 9,833,809
Cost of shares redeemed (27,082,010) (25,740,319)
Total Class I Shares (1,091,178) 2,041,503
Class II Shares
Proceeds from shares issued 20,468,567 17,605,715
Dividends reinvested 6,531,334 6,435,233
Cost of shares redeemed (15,207,456) (24,234,448)
Total Class II Shares 11,792,445 (193,500)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ 10,701,267 $ 1,848,003
SHARE TRANSACTIONS:
Class I Shares
Issued 854,636 1,125,031
Reinvested 414,295 636,081
Redeemed (1,327,051) (1,629,770)
Total Class I Shares (58,120) 131,342
Class II Shares
Issued 1,132,395 1,313,143
Reinvested 377,316 473,527
Redeemed (844,519) (1,746,722)
Total Class II Shares 665,192 39,948
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares 607,072 171,290
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Statements of Changes in Net Assets - 155
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ (279,981) $ (228,110) $ (459,483) $ (322,308)
42,497,261 (7,191,462) 85,903,126 4,811,666
19,586,926 15,824,295 18,604,483 56,336,045
61,804,206 8,404,723 104,048,126 60,825,403
— (670,028) (3,336,399) (9,225,298)
— (182,043) (759,642) (1,876,074)
— (100,368) (279,947) (802,874)
— (952,439) (4,375,988) (11,904,246)
(8,634,184) (12,086,987) 19,043,573 (23,660,998)
53,170,022 (4,634,703) 118,715,711 25,260,159
197,222,761 201,857,464 338,503,932 313,243,773
$ 250,392,783 $ 197,222,761 $ 457,219,643 $ 338,503,932
$ 13,226,098 $ 7,183,593 $ 53,915,550 $ 7,438,943
— 670,028 3,336,399 9,225,298
(24,588,009) (19,149,220) (48,043,127) (36,785,816)
(11,361,911) (11,295,599) 9,208,822 (20,121,575)
17,803,181 6,692,480 26,535,868 3,022,720
— 182,043 759,642 1,876,074
(13,147,452) (6,539,036) (14,883,603) (7,607,803)
4,655,729 335,487 12,411,907 (2,709,009)
543,099 788,991 1,615,298 1,216,216
— 100,368 279,947 802,874
(2,471,101) (2,016,234) (4,472,401) (2,849,504)
(1,928,002) (1,126,875) (2,577,156) (830,414)
$ (8,634,184) $ (12,086,987) $ 19,043,573 $ (23,660,998)
1,232,953 1,127,048 2,223,310 497,147
— 93,207 136,124 591,365
(2,313,816) (2,756,935) (2,002,530) (2,351,719)
(1,080,863) (1,536,680) 356,904 (1,263,207)
1,743,149 1,103,575 1,197,501 245,164
— 27,171 34,004 131,470
(1,302,526) (1,012,458) (690,831) (539,551)
440,623 118,288 540,674 (162,917)
51,425 126,037 66,845 78,665
— 13,958 11,436 51,532
(228,997) (286,989) (186,668) (177,348)
(177,572) (146,994) (108,387) (47,151)
(817,812) (1,565,386) 789,191 (1,473,275)

The accompanying notes are an integral part of these financial statements.
156 - Statements of Changes in Net Assets - December 31, 2021 - Equity Funds
NVIT Neuberger Berman Multi Cap Opportunities Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 708,631 $ 810,802
Net realized gains (losses) 25,138,334 5,101,565
Net change in unrealized appreciation/depreciation 34,022,380 21,916,418
Change in net assets resulting from operations 59,869,345 27,828,785
Distributions to Shareholders From:
Distributable earnings:
Class I (4,717,096) (14,671,146)
Class II (1,169,253) (4,252,726)
Change in net assets from shareholder distributions (5,886,349) (18,923,872)
Change in net assets from capital transactions (17,100,035) (5,052,316)
Change in net assets 36,882,961 3,852,597
Net Assets:
Beginning of year 236,721,792 232,869,195
End of year $ 273,604,753 $ 236,721,792
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,457,673 $ 1,564,349
Dividends reinvested 4,717,096 14,671,146
Cost of shares redeemed (21,508,499) (20,604,778)
Total Class I Shares (14,333,730) (4,369,283)
Class II Shares
Proceeds from shares issued 5,478,429 9,586,061
Dividends reinvested 1,169,253 4,252,726
Cost of shares redeemed (9,413,987) (14,521,820)
Total Class II Shares (2,766,305) (683,033)
Change in net assets from capital transactions $ (17,100,035) $ (5,052,316)
SHARE TRANSACTIONS:
Class I Shares
Issued 177,343 151,129
Reinvested 324,461 1,351,471
Redeemed (1,560,150) (1,879,084)
Total Class I Shares (1,058,346) (376,484)
Class II Shares
Issued 402,327 931,786
Reinvested 81,950 399,262
Redeemed (707,586) (1,369,321)
Total Class II Shares (223,309) (38,273)
Total change in shares (1,281,655) (414,757)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Statements of Changes in Net Assets - 157
NVIT Real Estate Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 1,992,008 $ 3,005,754
34,352,939 (15,769,508)
68,307,772 (5,043,332)
104,652,719 (17,807,086)
(1,882,076) (2,939,645)
(874,159) (1,435,989)
(2,756,235) (4,375,634)
(13,839,367) (24,548,972)
88,057,117 (46,731,692)
233,497,946 280,229,638
$ 321,555,063 $ 233,497,946
$ 9,829,943 $ 8,806,618
1,882,076 2,939,645
(24,300,131) (22,569,272)
(12,588,112) (10,823,009)
12,502,630 4,921,298
874,159 1,435,989
(14,628,044) (20,083,250)
(1,251,255) (13,725,963)
$ (13,839,367) $ (24,548,972)
1,098,448 1,320,592
188,583 420,564
(2,772,309) (3,292,175)
(1,485,278) (1,551,019)
1,375,615 706,319
88,934 208,383
(1,655,004) (3,006,547)
(190,455) (2,091,845)
(1,675,733) (3,642,864)

158 - Financial Highlights - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Allspring Discovery
Fund
Class I Shares
Year Ended December 31,
2021 $ 13 .85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) $ 11 .56 (4.70)% $ 524,188,150 0.82% (0.71)% 0.88% 56.85%
Year Ended December 31,
2020 $ 9 .91 (0.06) 5.62 5.56 — (1.62) (1.62) $ 13 .85 60.90% $ 600,571,813 0.82% (0.57)% 0.89% 86.95%
Year Ended December 31,
2019 $ 9 .55 (0.04) 3.49 3.45 — (3.09) (3.09) $ 9 .91 37.25% $ 415,069,441 0.85% (0.37)% 0.88% 60.07%
Year Ended December 31,
2018 $ 12 .30 (0.03) (0.36) (0.39) — (2.36) (2.36) $ 9 .55 (6.85)% $ 336,981,446 0.85% (0.28)% 0.88% 51.56%
Year Ended December 31,
2017 $ 10 .14 (0.03) 2.78 2.75 — (0.59) (0.59) $ 12 .30 27.74% $ 403,331,203 0.84% (0.29)% 0.87% 63.12%
Class II Shares
Year Ended December 31,
2021 $ 12 .72 (0.12) (0.30) (0.42) — (1.83) (1.83) $ 10 .47 (4.93)% $ 168,596,032 1.07% (0.96)% 1.13% 56.85%
Year Ended December 31,
2020 $ 9 .23 (0.08) 5.19 5.11 — (1.62) (1.62) $ 12 .72 60.50% $ 185,865,209 1.07% (0.82)% 1.14% 86.95%
Year Ended December 31,
2019 $ 9 .08 (0.06) 3.30 3.24 — (3.09) (3.09) $ 9 .23 36.84% $ 146,505,185 1.10% (0.62)% 1.13% 60.07%
Year Ended December 31,
2018 $ 11 .82 (0.06) (0.32) (0.38) — (2.36) (2.36) $ 9 .08 (7.05)% $ 107,546,186 1.10% (0.53)% 1.13% 51.56%
Year Ended December 31,
2017 $ 9 .78 (0.06) 2.69 2.63 — (0.59) (0.59) $ 11 .82 27.52% $ 140,853,847 1.09% (0.54)% 1.12% 63.12%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2021 - Financial Highlights - 159
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT AQR Large Cap
Defensive Style Fund
Class I Shares
Year Ended December 31,
2021 $ 23 .53 0.20 4.90 5.10 (0.20) (1.21) (1.41) $ 27 .22 21.88% $ 502,466,253 0.80% 0.79% 0.80% 17.86%
Year Ended December 31,
2020 $ 23 .17 0.24 2.06 2.30 (0.25) (1.69) (1.94) $ 23 .53 10.35% $ 462,718,211 0.80% 1.06% 0.80% 27.72%
Year Ended December 31,
2019 $ 18 .90 0.24 5.25 5.49 (0.26) (0.96) (1.22) $ 23 .17 29.31% $ 492,851,799 0.79% 1.12% 0.79% 16.10%
Year Ended December 31,
2018 $ 19 .11 0.22 (0.21) 0.01 (0.22) — (0.22) $ 18 .90 – $ 491,745,543 0.80% 1.11% 0.80% 16.67%
Year Ended December 31,
2017 $ 16 .01 0.19 3.10 3.29 (0.19) — (0.19) $ 19 .11 20.52% $ 539,162,094 0.79% 1.06% 0.79% 119.12%
Class II Shares
Year Ended December 31,
2021 $ 23 .42 0.14 4.86 5.00 (0.13) (1.21) (1.34) $ 27 .08 21.57% $ 128,404,102 1.05% 0.54% 1.05% 17.86%
Year Ended December 31,
2020 $ 23 .08 0.18 2.05 2.23 (0.20) (1.69) (1.89) $ 23 .42 10.05% $ 111,292,801 1.05% 0.82% 1.05% 27.72%
Year Ended December 31,
2019 $ 18 .83 0.19 5.22 5.41 (0.20) (0.96) (1.16) $ 23 .08 29.02% $ 114,362,991 1.04% 0.87% 1.04% 16.10%
Year Ended December 31,
2018 $ 19 .04 0.17 (0.21) (0.04) (0.17) — (0.17) $ 18 .83 (0.28)% $ 94,322,078 1.05% 0.85% 1.05% 16.67%
Year Ended December 31,
2017 $ 15 .95 0.14 3.09 3.23 (0.14) — (0.14) $ 19 .04 20.24% $ 112,858,440 1.04% 0.81% 1.04% 119.12%
Class IV Shares
Year Ended December 31,
2021 $ 23 .51 0.20 4.90 5.10 (0.20) (1.21) (1.41) $ 27 .20 21.90% $ 160,842,776 0.80% 0.79% 0.80% 17.86%
Year Ended December 31,
2020 $ 23 .16 0.24 2.05 2.29 (0.25) (1.69) (1.94) $ 23 .51 10.32% $ 141,910,421 0.80% 1.06% 0.80% 27.72%
Year Ended December 31,
2019 $ 18 .89 0.24 5.25 5.49 (0.26) (0.96) (1.22) $ 23 .16 29.34% $ 138,425,167 0.79% 1.12% 0.79% 16.10%
Year Ended December 31,
2018 $ 19 .10 0.22 (0.21) 0.01 (0.22) — (0.22) $ 18 .89 – $ 114,235,678 0.80% 1.11% 0.80% 16.67%
Year Ended December 31,
2017 $ 16 .00 0.19 3.10 3.29 (0.19) — (0.19) $ 19 .10 20.54% $ 122,810,614 0.79% 1.06% 0.79% 119.12%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

160 - Financial Highlights - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT BlackRock Equity
Dividend Fund
Class I Shares
Year Ended December 31,
2021 $ 19 .39 0.32 3.60 3.92 (0.29) (0.23) (0.52) $ 22 .79 20.29% $ 59,202,424 0.80% 1.46% 0.85% 49.65%
Year Ended December 31,
2020 $ 19 .90 0.35 0.25 0.60 (0.31) (0.80) (1.11) $ 19 .39 3.63% $ 52,262,210 0.80% 1.96% 0.87% 47.27%
Year Ended December 31,
2019 $ 16 .56 0.37 4.07 4.44 (0.34) (0.76) (1.10) $ 19 .90 27.31% $ 54,306,027 0.80% 1.98% 0.87% 43.80%
Year Ended December 31,
2018 $ 20 .10 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) $ 16 .56 (7.26)% $ 45,751,909 0.80% 1.87% 0.89% 35.80%
Year Ended December 31,
2017 $ 17 .57 0.31 2.82 3.13 (0.60) — (0.60) $ 20 .10 18.00% $ 48,947,247 0.80% 1.65% 0.93% 102.72%
Class II Shares
Year Ended December 31,
2021 $ 19 .21 0.26 3.57 3.83 (0.24) (0.23) (0.47) $ 22 .57 20.00% $ 461,236,676 1.05% 1.21% 1.10% 49.65%
Year Ended December 31,
2020 $ 19 .74 0.30 0.24 0.54 (0.27) (0.80) (1.07) $ 19 .21 3.35% $ 373,700,073 1.05% 1.70% 1.12% 47.27%
Year Ended December 31,
2019 $ 16 .44 0.32 4.04 4.36 (0.30) (0.76) (1.06) $ 19 .74 27.01% $ 333,793,003 1.05% 1.72% 1.12% 43.80%
Year Ended December 31,
2018 $ 19 .97 0.31 (1.55) (1.24) (0.30) (1.99) (2.29) $ 16 .44 (7.46)% $ 230,187,343 1.05% 1.62% 1.14% 35.80%
Year Ended December 31,
2017 $ 17 .47 0.26 2.80 3.06 (0.56) — (0.56) $ 19 .97 17.69% $ 210,778,550 1.05% 1.40% 1.18% 102.72%
Class IV Shares
Year Ended December 31,
2021 $ 19 .40 0.32 3.60 3.92 (0.29) (0.23) (0.52) $ 22 .80 20.28% $ 20,017,833 0.80% 1.46% 0.85% 49.65%
Year Ended December 31,
2020 $ 19 .91 0.35 0.25 0.60 (0.31) (0.80) (1.11) $ 19 .40 3.63% $ 18,393,549 0.80% 1.95% 0.87% 47.27%
Year Ended December 31,
2019 $ 16 .57 0.37 4.07 4.44 (0.34) (0.76) (1.10) $ 19 .91 27.29% $ 18,983,784 0.80% 1.99% 0.87% 43.80%
Year Ended December 31,
2018 $ 20 .11 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) $ 16 .57 (7.25)% $ 16,594,139 0.80% 1.88% 0.89% 35.80%
Year Ended December 31,
2017 $ 17 .58 0.31 2.82 3.13 (0.60) — (0.60) $ 20 .11 17.99% $ 19,557,671 0.80% 1.65% 0.93% 102.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2021 - Financial Highlights - 161
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT BNY Mellon Dynamic
U.S. Core Fund
Class I Shares
Year Ended December 31,
2021 $ 18 .84 0.13 5.54 5.67 (0.11) (0.37) (0.48) $ 24 .03 30.24% $ 2,016,400,220 0.61% 0.62% 0.67% 9.79%
Year Ended December 31,
2020 $ 17 .76 0.22 2.97 3.19 (0.23) (1.88) (2.11) $ 18 .84 18.90% $ 1,422,089,302 0.61% 1.28% 0.68% 10.36%
Year Ended December 31,
2019 $ 17 .57 0.31 5.78 6.09 (0.29) (5.61) (5.90) $ 17 .76 37.62% $ 1,333,078,543 0.61% 1.62% 0.68% 3.18%
Year Ended December 31,
2018 $ 19 .68 0.19 (0.15) 0.04 (0.15) (2.00) (2.15) $ 17 .57 (1.27)% $ 1,090,981,977 0.61% 0.92% 0.68% 146.36%
Year Ended December 31,
2017 $ 15 .91 0.09 4.21 4.30 (0.09) (0.44) (0.53) $ 19 .68 27.31% $ 1,246,284,724 0.61% 0.50% 0.67% 80.08%
Class II Shares
Year Ended December 31,
2021 $ 18 .62 0.08 5.46 5.54 (0.08) (0.37) (0.45) $ 23 .71 29.91% $ 807,252,908 0.86% 0.37% 0.92% 9.79%
Year Ended December 31,
2020 $ 17 .59 0.18 2.92 3.10 (0.19) (1.88) (2.07) $ 18 .62 18.53% $ 360,833,884 0.86% 1.02% 0.93% 10.36%
Year Ended December 31,
2019 $ 17 .45 0.26 5.74 6.00 (0.25) (5.61) (5.86) $ 17 .59 37.33% $ 363,497,369 0.86% 1.37% 0.93% 3.18%
Year Ended December 31,
2018 $ 19 .56 0.14 (0.15) (0.01) (0.10) (2.00) (2.10) $ 17 .45 (1.54)% $ 276,813,090 0.86% 0.66% 0.93% 146.36%
Year Ended December 31,
2017 $ 15 .81 0.04 4.19 4.23 (0.04) (0.44) (0.48) $ 19 .56 27.07% $ 333,402,553 0.86% 0.25% 0.92% 80.08%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

162 - Financial Highlights - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT BNY Mellon Dynamic
U.S. Equity Income Fund
Class I Shares
Year Ended December 31,
2021 $ 14 .95 0.17 4.98 5.15 (0.23) — (0.23) $ 19 .87 34.53% $ 259,805,208 0.88% 0.96% 0.90% 86.42%
Year Ended December 31,
2020 $ 15 .37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) $ 14 .95 1.49% $ 169,058,917 0.91% 1.62% 0.91% 132.01%
Year Ended December 31,
2019 $ 14 .05 0.30 3.23 3.53 (0.41) (1.80) (2.21) $ 15 .37 26.95% $ 205,999,170 0.89% 1.97% 0.89% 43.24%
Year Ended December 31,
2018 $ 16 .82 0.31 (1.72) (1.41) (0.23) (1.13) (1.36) $ 14 .05 (9.35)% $ 186,640,442 0.89% 1.89% 0.89% 48.35%
Year Ended December 31,
2017 $ 16 .37 0.27 1.08 1.35 (0.28) (0.62) (0.90) $ 16 .82 8.67% $ 231,762,341 0.88% 1.64% 0.88% 29.90%
Class II Shares
Year Ended December 31,
2021 $ 14 .85 0.14 4.95 5.09 (0.19) — (0.19) $ 19 .75 34.32% $ 84,025,436 1.06% 0.78% 1.15% 86.42%
Year Ended December 31,
2020 $ 15 .22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) $ 14 .85 1.39% $ 78,329,379 1.08% 1.50% 1.16% 132.01%
Year Ended December 31,
2019 $ 13 .94 0.27 3.19 3.46 (0.38) (1.80) (2.18) $ 15 .22 26.68% $ 175,914,558 1.06% 1.80% 1.14% 43.24%
Year Ended December 31,
2018 $ 16 .69 0.28 (1.70) (1.42) (0.20) (1.13) (1.33) $ 13 .94 (9.47)% $ 152,592,138 1.06% 1.72% 1.14% 48.35%
Year Ended December 31,
2017 $ 16 .26 0.24 1.07 1.31 (0.26) (0.62) (0.88) $ 16 .69 8.44% $ 190,958,599 1.05% 1.47% 1.13% 29.90%
Class X Shares
Year Ended December 31,
2021 $ 14 .92 0.19 4.98 5.17 (0.25) — (0.25) $ 19 .84 34.71% $ 68,665,342 0.75% 1.09% 0.77% 86.42%
Period Ended December 31,
2020(g) $ 12 .97 0.06 2.07 2.13 (0.18) — (0.18) $ 14 .92 16.46% $ 47,677,595 0.78% 1.26% 0.79% 132.01%
Class Z Shares
Year Ended December 31,
2021 $ 14 .76 0.15 4.91 5.06 (0.20) — (0.20) $ 19 .62 34.35% $ 204,457,068 1.00% 0.83% 1.02% 86.42%
Period Ended December 31,
2020(g) $ 12 .83 0.04 2.06 2.10 (0.17) — (0.17) $ 14 .76 16.41% $ 175,284,333 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

Equity Funds - December 31, 2021 - Financial Highlights - 163
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT BNY Mellon
Sustainable U.S. Equity Fund
Class I Shares
Year Ended December 31,
2021 $ 14 .08 0.04 3.65 3.69 (0.05) (1.88) (1.93) $ 15 .84 26.81% $ 9,379,763 0.87% 0.28% 0.94% 17.60%
Year Ended December 31,
2020 $ 13 .36 0.11 1.59 1.70 (0.10) (0.88) (0.98) $ 14 .08 13.36% $ 8,555,506 0.87% 0.83% 0.94% 105.33%
Year Ended December 31,
2019 $ 11 .87 0.10 2.86 2.96 (0.10) (1.37) (1.47) $ 13 .36 26.01% $ 6,852,834 0.85% 0.73% 0.86% 27.03%
Year Ended December 31,
2018 $ 14 .10 0.08 (0.69) (0.61) (0.09) (1.53) (1.62) $ 11 .87 (5.79)% $ 5,265,334 0.84% 0.60% 0.85% 12.16%
Year Ended December 31,
2017 $ 13 .15 0.08 2.26 2.34 (0.08) (1.31) (1.39) $ 14 .10 18.62% $ 6,809,731 0.83% 0.60% 0.83% 17.08%
Class II Shares
Year Ended December 31,
2021 $ 14 .07 0.04 3.64 3.68 (0.05) (1.88) (1.93) $ 15 .82 26.76% $ 132,963,302 0.87% 0.27% 1.10% 17.60%
Year Ended December 31,
2020 $ 13 .35 0.10 1.60 1.70 (0.10) (0.88) (0.98) $ 14 .07 13.34% $ 108,906,415 0.89% 0.81% 1.12% 105.33%
Year Ended December 31,
2019 $ 11 .85 0.09 2.87 2.96 (0.09) (1.37) (1.46) $ 13 .35 26.05% $ 112,156,448 0.92% 0.68% 1.09% 27.03%
Year Ended December 31,
2018 $ 14 .08 0.07 (0.69) (0.62) (0.08) (1.53) (1.61) $ 11 .85 (5.87)% $ 99,981,738 0.92% 0.52% 1.09% 12.16%
Year Ended December 31,
2017 $ 13 .15 0.07 2.24 2.31 (0.07) (1.31) (1.38) $ 14 .08 18.36% $ 126,770,142 0.92% 0.52% 1.08% 17.08%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

164 - Financial Highlights - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT J.P. Morgan U.S. Equity
Fund
Class II Shares
Year Ended December 31,
2021 $ 13 .62 0.05 3.74 3.79 (0.04) (0.43) (0.47) $ 16 .94 27.93% $ 44,369,875 0.89% 0.33% 1.37% 61.64%
Year Ended December 31,
2020 $ 11 .03 0.05 2.81 2.86 (0.04) (0.23) (0.27) $ 13 .62 25.99% $ 14,303,158 0.94% 0.46% 3.53% 123.37%
Period Ended December 31,
2019(g) $ 10 .00 0.02 1.03 1.05 (0.02) — (0.02) $ 11 .03 10.51% $ 2,889,108 0.93% 0.71% 8.34% 11.87%
Class Y Shares
Year Ended December 31,
2021 $ 13 .52 0.12 3.74 3.86 (0.12) (0.43) (0.55) $ 16 .83 28.66%(h) $ 9,002 0.44% 0.80% 0.97% 61.64%
Year Ended December 31,
2020 $ 11 .07 0.11 2.81 2.92 (0.24) (0.23) (0.47) $ 13 .52 26.52% $ 7,004 0.45% 0.98% 3.52% 123.37%
Period Ended December 31,
2019(g) $ 10 .00 0.03 1.04 1.07 — — — $ 11 .07 10.70% $ 5,533 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - December 31, 2021 - Financial Highlights - 165
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Jacobs Levy Large Cap
Growth Fund
Class I Shares
Year Ended December 31,
2021 $ 8 .94 (0.01) 3.42 3.41 — (1.87) (1.87) $ 10 .48 40.45% $ 93,990,077 0.81% (0.11)% 0.90% 107.88%
Year Ended December 31,
2020 $ 12 .40 0.01 3.09 3.10 — (6.56) (6.56) $ 8 .94 30.09% $ 73,693,442 0.81% 0.07% 0.94% 187.56%
Year Ended December 31,
2019 $ 11 .37 0.04 3.26 3.30 (0.49) (1.78) (2.27) $ 12 .40 30.53% $ 65,304,432 0.85% 0.33% 0.87% 48.66%
Year Ended December 31,
2018 $ 13 .61 0.05 (0.17) (0.12) (0.04) (2.08) (2.12) $ 11 .37 (3.08)% $ 57,513,558 0.83% 0.36% 0.83% 62.60%
Year Ended December 31,
2017 $ 10 .94 0.04 3.21 3.25 (0.04) (0.54) (0.58) $ 13 .61 30.20% $ 64,347,625 0.82% 0.33% 0.83% 79.13%
Class II Shares
Year Ended December 31,
2021 $ 8 .70 (0.03) 3.31 3.28 — (1.87) (1.87) $ 10 .11 40.03%(g) $ 187,861,192 1.06% (0.36)% 1.15% 107.88%
Year Ended December 31,
2020 $ 12 .24 (0.02) 3.04 3.02 — (6.56) (6.56) $ 8 .70 29.77%(g) $ 139,637,354 1.06% (0.18)% 1.19% 187.56%
Year Ended December 31,
2019 $ 11 .25 0.01 3.22 3.23 (0.46) (1.78) (2.24) $ 12 .24 30.22% $ 128,498,588 1.10% 0.08% 1.12% 48.66%
Year Ended December 31,
2018 $ 13 .49 0.01 (0.16) (0.15) (0.01) (2.08) (2.09) $ 11 .25 (3.35)% $ 112,724,534 1.08% 0.11% 1.08% 62.60%
Year Ended December 31,
2017 $ 10 .85 0.01 3.18 3.19 (0.01) (0.54) (0.55) $ 13 .49 29.88% $ 129,756,873 1.07% 0.08% 1.08% 79.13%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

166 - Financial Highlights - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Mid Cap
Value Fund
Class I Shares
Year Ended December 31,
2021 $ 7 .73 0.07 1.80 1.87 (0.08) — (0.08) $ 9 .52 24.20% $ 22,900,593 0.93% 0.84% 1.00% 56.28%
Year Ended December 31,
2020 $ 7 .98 0.09 (0.19) (0.10) (0.15) — (0.15) $ 7 .73 (1.07)% $ 16,786,420 0.95% 1.27% 1.01% 97.54%
Year Ended December 31,
2019 $ 8 .04 0.13 1.67 1.80 (0.19) (1.67) (1.86) $ 7 .98 23.97% $ 18,104,793 0.97% 1.51% 1.00% 46.78%
Year Ended December 31,
2018 $ 11 .30 0.10 (1.27) (1.17) (0.12) (1.97) (2.09) $ 8 .04 (13.12)% $ 13,956,158 0.95% 0.95% 0.97% 57.62%
Year Ended December 31,
2017 $ 10 .61 0.15 1.28 1.43 (0.14) (0.60) (0.74) $ 11 .30 13.95% $ 14,532,915 0.94% 1.33% 0.95% 52.09%
Class II Shares
Year Ended December 31,
2021 $ 7 .79 0.07 1.80 1.87 (0.07) — (0.07) $ 9 .59 24.02% $ 360,184,849 1.02% 0.73% 1.09% 56.28%
Year Ended December 31,
2020 $ 8 .04 0.08 (0.19) (0.11) (0.14) — (0.14) $ 7 .79 (1.14)% $ 322,930,911 1.04% 1.17% 1.10% 97.54%
Year Ended December 31,
2019 $ 8 .09 0.12 1.69 1.81 (0.19) (1.67) (1.86) $ 8 .04 23.85% $ 354,802,533 1.06% 1.39% 1.08% 46.78%
Year Ended December 31,
2018 $ 11 .35 0.09 (1.28) (1.19) (0.10) (1.97) (2.07) $ 8 .09 (13.15)% $ 322,782,547 1.06% 0.82% 1.08% 57.62%
Year Ended December 31,
2017 $ 10 .65 0.12 1.31 1.43 (0.13) (0.60) (0.73) $ 11 .35 13.84% $ 422,678,972 1.05% 1.11% 1.06% 52.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2021 - Financial Highlights - 167
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Cap Growth Fund
Class I Shares
Year Ended December 31,
2021 $ 19 .65 (0.13) 2.16 2.03 — (1.82) (1.82) $ 19 .86 10.25%(g) $ 96,458,096 1.09% (0.64)% 1.12% 61.82%
Year Ended December 31,
2020 $ 15 .98 (0.11) 6.03 5.92 — (2.25) (2.25) $ 19 .65 40.89% $ 96,535,049 1.09% (0.65)% 1.15% 72.58%
Year Ended December 31,
2019 $ 15 .95 (0.09) 5.38 5.29 — (5.26) (5.26) $ 15 .98 35.71% $ 76,434,127 1.10% (0.50)% 1.12% 65.88%
Year Ended December 31,
2018 $ 19 .31 (0.12) (0.88) (1.00) — (2.36) (2.36) $ 15 .95 (7.94)% $ 59,353,624 1.07% (0.61)% 1.07% 71.16%
Year Ended December 31,
2017 $ 15 .58 (0.09) 3.96 3.87 — (0.14) (0.14) $ 19 .31 24.92% $ 70,486,445 1.06% (0.49)% 1.06% 79.84%
Class II Shares
Year Ended December 31,
2021 $ 17 .26 (0.16) 1.91 1.75 — (1.82) (1.82) $ 17 .19 10.05% $ 66,854,987 1.34% (0.89)% 1.37% 61.82%
Year Ended December 31,
2020 $ 14 .32 (0.13) 5.32 5.19 — (2.25) (2.25) $ 17 .26 40.51% $ 55,653,287 1.34% (0.90)% 1.40% 72.58%
Year Ended December 31,
2019 $ 14 .76 (0.12) 4.94 4.82 — (5.26) (5.26) $ 14 .32 35.38% $ 45,611,535 1.35% (0.75)% 1.37% 65.88%
Year Ended December 31,
2018 $ 18 .07 (0.16) (0.79) (0.95) — (2.36) (2.36) $ 14 .76 (8.22)% $ 33,338,170 1.32% (0.86)% 1.32% 71.16%
Year Ended December 31,
2017 $ 14 .62 (0.12) 3.71 3.59 — (0.14) (0.14) $ 18 .07 24.65% $ 36,574,872 1.31% (0.74)% 1.31% 79.84%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

168 - Financial Highlights - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Cap Value Fund
Class I Shares
Year Ended December 31,
2021 $ 8 .77 (0.01) 2.82 2.81 — — — $ 11 .58 32.04% $ 165,178,893 1.06% (0.06)% 1.13% 60.03%
Year Ended December 31,
2020 $ 8 .39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) $ 8 .77 5.15% $ 134,655,825 1.06% (0.09)% 1.15% 49.77%
Year Ended December 31,
2019 $ 10 .60 0.07 1.57 1.64 (0.09) (3.76) (3.85) $ 8 .39 19.00% $ 141,656,178 1.08% 0.63% 1.10% 127.30%
Year Ended December 31,
2018 $ 15 .34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) $ 10 .60 (16.95)% $ 132,855,497 1.06% 0.54% 1.07% 56.54%
Year Ended December 31,
2017 $ 14 .88 0.08 1.19 1.27 (0.08) (0.73) (0.81) $ 15 .34 9.06% $ 179,948,753 1.04% 0.57% 1.05% 51.07%
Class II Shares
Year Ended December 31,
2021 $ 8 .36 (0.03) 2.67 2.64 — — — $ 11 .00 31.58% $ 60,495,501 1.31% (0.30)% 1.38% 60.03%
Year Ended December 31,
2020 $ 8 .01 (0.02) 0.41 0.39 — (0.04) (0.04) $ 8 .36 4.95% $ 42,277,960 1.31% (0.34)% 1.40% 49.77%
Year Ended December 31,
2019 $ 10 .29 0.04 1.51 1.55 (0.07) (3.76) (3.83) $ 8 .01 18.69% $ 39,566,334 1.33% 0.38% 1.35% 127.30%
Year Ended December 31,
2018 $ 14 .96 0.04 (2.05) (2.01) (0.06) (2.60) (2.66) $ 10 .29 (17.12)% $ 35,300,561 1.31% 0.29% 1.32% 56.54%
Year Ended December 31,
2017 $ 14 .54 0.05 1.14 1.19 (0.04) (0.73) (0.77) $ 14 .96 8.75% $ 45,811,865 1.29% 0.32% 1.30% 51.07%
Class IV Shares
Year Ended December 31,
2021 $ 8 .77 (0.01) 2.81 2.80 — — — $ 11 .57 31.93% $ 24,718,389 1.06% (0.06)% 1.13% 60.03%
Year Ended December 31,
2020 $ 8 .39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) $ 8 .77 5.15% $ 20,288,976 1.06% (0.09)% 1.15% 49.77%
Year Ended December 31,
2019 $ 10 .60 0.07 1.57 1.64 (0.09) (3.76) (3.85) $ 8 .39 19.00% $ 20,634,952 1.08% 0.63% 1.10% 127.30%
Year Ended December 31,
2018 $ 15 .34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) $ 10 .60 (16.95)% $ 18,808,929 1.06% 0.54% 1.07% 56.54%
Year Ended December 31,
2017 $ 14 .88 0.08 1.19 1.27 (0.08) (0.73) (0.81) $ 15 .34 9.07% $ 23,951,637 1.04% 0.57% 1.05% 51.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2021 - Financial Highlights - 169
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Company Fund
Class I Shares
Year Ended December 31,
2021 $ 19 .99 (0.02) 6.17 6.15 — (0.25) (0.25) $ 25 .89 30.84% $ 350,780,004 1.06% (0.07)% 1.08% 74.63%
Year Ended December 31,
2020 $ 17 .02 (0.01) 3.67 3.66 — (0.69) (0.69) $ 19 .99 22.69% $ 263,798,301 1.09% (0.08)% 1.11% 64.45%
Year Ended December 31,
2019 $ 15 .33 0.02 3.73 3.75 (0.01) (2.05) (2.06) $ 17 .02 25.65% $ 246,025,648 1.08% 0.10% 1.10% 73.21%
Year Ended December 31,
2018 $ 22 .64 — (1.68) (1.68) — (5.63) (5.63) $ 15 .33 (12.63)% $ 225,095,575 1.07% 0.01% 1.09% 128.18%
Year Ended December 31,
2017 $ 21 .47 — 2.72 2.72 — (1.55) (1.55) $ 22 .64 13.49% $ 284,126,029 1.06% (0.01)% 1.08% 161.14%
Class II Shares
Year Ended December 31,
2021 $ 18 .27 (0.07) 5.63 5.56 — (0.25) (0.25) $ 23 .58 30.51% $ 78,214,111 1.31% (0.31)% 1.33% 74.63%
Year Ended December 31,
2020 $ 15 .66 (0.05) 3.35 3.30 — (0.69) (0.69) $ 18 .27 22.36% $ 50,740,328 1.34% (0.33)% 1.36% 64.45%
Year Ended December 31,
2019 $ 14 .27 (0.02) 3.46 3.44 — (2.05) (2.05) $ 15 .66 25.35% $ 46,017,820 1.33% (0.15)% 1.35% 73.21%
Year Ended December 31,
2018 $ 21 .47 (0.05) (1.52) (1.57) — (5.63) (5.63) $ 14 .27 (12.83)% $ 38,773,553 1.32% (0.25)% 1.34% 128.18%
Year Ended December 31,
2017 $ 20 .49 (0.05) 2.58 2.53 — (1.55) (1.55) $ 21 .47 13.20% $ 49,909,734 1.31% (0.26)% 1.33% 161.14%
Class IV Shares
Year Ended December 31,
2021 $ 19 .97 (0.02) 6.15 6.13 — (0.25) (0.25) $ 25 .85 30.77% $ 28,225,528 1.06% (0.08)% 1.08% 74.63%
Year Ended December 31,
2020 $ 17 .00 (0.01) 3.67 3.66 — (0.69) (0.69) $ 19 .97 22.72% $ 23,965,303 1.09% (0.08)% 1.11% 64.45%
Year Ended December 31,
2019 $ 15 .31 0.02 3.73 3.75 (0.01) (2.05) (2.06) $ 17 .00 25.69% $ 21,200,305 1.08% 0.10% 1.10% 73.21%
Year Ended December 31,
2018 $ 22 .62 — (1.68) (1.68) — (5.63) (5.63) $ 15 .31 (12.64)% $ 18,324,572 1.07% 0.01% 1.09% 128.18%
Year Ended December 31,
2017 $ 21 .45 — 2.72 2.72 — (1.55) (1.55) $ 22 .62 13.50% $ 22,515,234 1.06% (0.01)% 1.08% 161.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

170 - Financial Highlights - December 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Neuberger Berman
Multi Cap Opportunities
Fund
Class I Shares
Year Ended December 31,
2021 $ 12 .24 0.04 3.19 3.23 (0.04) (0.28) (0.32) $ 15 .15 26.57% $ 216,355,951 0.84% 0.30% 0.84% 12.58%
Year Ended December 31,
2020 $ 11 .78 0.04 1.43 1.47 (0.05) (0.96) (1.01) $ 12 .24 13.55% $ 187,757,719 0.85% 0.41% 0.85% 22.11%
Year Ended December 31,
2019 $ 10 .06 0.07 2.68 2.75 (0.07) (0.96) (1.03) $ 11 .78 28.07% $ 185,208,998 0.84% 0.60% 0.84% 22.98%
Year Ended December 31,
2018 $ 11 .81 0.06 (0.47) (0.41) (0.06) (1.28) (1.34) $ 10 .06 (4.76)% $ 163,139,836 0.84% 0.55% 0.84% 25.64%
Year Ended December 31,
2017 $ 9 .71 0.06 2.33 2.39 (0.06) (0.23) (0.29) $ 11 .81 24.85% $ 194,055,925 0.84% 0.52% 0.84% 24.45%
Class II Shares
Year Ended December 31,
2021 $ 12 .03 0.03 3.13 3.16 (0.03) (0.28) (0.31) $ 14 .88 26.42% $ 57,248,802 0.94% 0.20% 0.94% 12.58%
Year Ended December 31,
2020 $ 11 .60 0.03 1.40 1.43 (0.04) (0.96) (1.00) $ 12 .03 13.40% $ 48,964,073 0.95% 0.31% 0.95% 22.11%
Year Ended December 31,
2019 $ 9 .91 0.06 2.65 2.71 (0.06) (0.96) (1.02) $ 11 .60 28.09% $ 47,660,197 0.94% 0.50% 0.94% 22.98%
Year Ended December 31,
2018 $ 11 .66 0.05 (0.47) (0.42) (0.05) (1.28) (1.33) $ 9 .91 (4.93)%(f) $ 40,109,262 0.94% 0.45% 0.94% 25.64%
Year Ended December 31,
2017 $ 9 .60 0.05 2.29 2.34 (0.05) (0.23) (0.28) $ 11 .66 24.65%(f) $ 43,543,308 0.94% 0.42% 0.94% 24.45%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - December 31, 2021 - Financial Highlights - 171
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Real Estate Fund
Class I Shares
Year Ended December 31,
2021 $ 7 .26 0.07 3.32 3.39 (0.10) — (0.10) $ 10 .55 46.75% $ 202,789,785 0.85% 0.82% 0.94% 65.02%
Year Ended December 31,
2020 $ 7 .83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) $ 7 .26 (5.39)% $ 150,350,715 0.85% 1.39% 0.94% 72.49%
Year Ended December 31,
2019 $ 6 .09 0.13 1.74 1.87 (0.13) — (0.13) $ 7 .83 30.70% $ 174,342,862 0.84% 1.71% 0.93% 44.83%
Year Ended December 31,
2018 $ 6 .46 0.13 (0.38) (0.25) (0.12) — (0.12) $ 6 .09 (3.92)% $ 150,214,121 0.86% 1.98% 0.95% 51.83%
Year Ended December 31,
2017 $ 6 .30 0.11 0.29 0.40 (0.14) (0.10) (0.24) $ 6 .46 6.50% $ 179,042,374 0.89% 1.74% 0.93% 157.57%
Class II Shares
Year Ended December 31,
2021 $ 7 .17 0.05 3.27 3.32 (0.08) — (0.08) $ 10 .41 46.33% $ 118,765,278 1.10% 0.57% 1.19% 65.02%
Year Ended December 31,
2020 $ 7 .74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) $ 7 .17 (5.70)% $ 83,147,231 1.10% 1.13% 1.19% 72.49%
Year Ended December 31,
2019 $ 6 .02 0.11 1.72 1.83 (0.11) — (0.11) $ 7 .74 30.44% $ 105,886,776 1.09% 1.48% 1.18% 44.83%
Year Ended December 31,
2018 $ 6 .38 0.11 (0.36) (0.25) (0.11) — (0.11) $ 6 .02 (4.06)% $ 82,482,997 1.11% 1.73% 1.20% 51.83%
Year Ended December 31,
2017 $ 6 .23 0.10 0.28 0.38 (0.13) (0.10) (0.23) $ 6 .38 6.14% $ 96,399,650 1.14% 1.49% 1.18% 157.57%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

172 - Notes to Financial Statements - December 31, 2021 - Equity Funds
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the fourteen (14) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Allspring Discovery Fund (formerly, NVIT Wells Fargo Discovery Fund) ("Discovery")
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund (formerly, BlackRock NVIT Equity Dividend Fund) ("Equity Dividend")
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
("U.S. Equity Income")
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
("Sustainable U.S. Equity")
NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan Disciplined Equity Fund) ("U.S. Equity")
NVIT Jacobs Levy Large Cap Growth Fund ("Large Cap Growth")
NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
NVIT Multi-Manager Small Cap Growth Fund ("Small Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Neuberger Berman Multi Cap Opportunities Fund (formerly, Neuberger Berman NVIT Multi Cap Opportunities
Fund) ("Multi Cap Opportunities")
NVIT Real Estate Fund ("Real Estate")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary
of NFS, hold shares of U.S. Equity. Only separate accounts
established by NLIC and Nationwide Life and Annuity Insurance
Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold
shares of Equity Dividend, U.S. Core, U.S. Equity Income,
Large Cap Growth, Small Cap Growth, Small Cap Value, Multi
Cap Opportunities, and Real Estate. Shares of Discovery,
Defensive Style, Sustainable U.S. Equity, and Mid Cap Value
are held by separate accounts established by NLIC and NLAIC
and other affiliated insurance companies. Shares of Small
Company are held by separate accounts established by NLIC
and NLAIC and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class X, Class Y and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any
differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Effective April 30, 2021, BlackRock NVIT Equity Dividend
Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund,
and NVIT J.P. Morgan Disciplined Equity Fund were renamed
“NVIT BlackRock Equity Dividend Fund”, "NVIT Neuberger
Berman Multi Cap Opportunities Fund" and "NVIT J.P. Morgan
U.S. Equity Fund", respectively.
Effective September 1, 2021, NVIT Mellon Dynamic U.S. Core
Fund, NVIT Mellon Dynamic U.S. Equity Income Fund and
NVIT Newton Sustainable U.S. Equity Fund were renamed
"NVIT BNY Mellon Dynamic U.S. Core Fund," "NVIT BNY
Mellon Dynamic U.S. Equity Income Fund" and "NVIT BNY
Mellon Sustainable U.S. Equity Fund," respectively.
Effective December 6, 2021, NVIT Wells Fargo Discovery Fund
was renamed "NVIT Allspring Discovery Fund."
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the

Equity Funds - December 31, 2021 - Notes to Financial Statements - 173
financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC

174 - Notes to Financial Statements - December 31, 2021 - Equity Funds
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 684,300,154 $ – $ – $ 684,300,154
Repurchase Agreements – 16,063,165 – 16,063,165
Total $ 684,300,154 $ 16,063,165 $ – $ 700,363,319
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 784,891,729 $ – $ – $ 784,891,729
Futures Contracts 19,328 – – 19,328
Repurchase Agreement – 324,767 – 324,767
Total $ 784,911,057 $ 324,767 $ – $ 785,235,824
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 6,429,689 $ 9,412,557 $ – $ 15,842,246
Auto Components 3,921,533 – – 3,921,533
Automobiles 10,324,743 – – 10,324,743
Banks 59,747,963 – – 59,747,963
Beverages 12,426,566 – – 12,426,566
Capital Markets 24,037,823 – – 24,037,823
Chemicals 8,404,248 – – 8,404,248
Communications Equipment 15,507,716 – – 15,507,716
Consumer Finance 3,713,869 – – 3,713,869
Containers & Packaging 4,532,567 – – 4,532,567
Diversified Financial Services 4,358,414 – – 4,358,414
Diversified Telecommunication Services 6,917,331 – – 6,917,331
Electric Utilities 4,469,984 – – 4,469,984
Entertainment 2,952,601 – – 2,952,601
Health Care Equipment & Supplies 18,620,125 7,571,209 – 26,191,334
Health Care Providers & Services 48,392,387 – – 48,392,387
Household Durables 3,859,718 4,137,650 – 7,997,368

Equity Funds - December 31, 2021 - Notes to Financial Statements - 175
Level 1 Level 2 Level 3 Total
Assets:
Household Products $ – $ 1,702,625 $ – $ 1,702,625
Industrial Conglomerates 7,594,538 3,779,948 – 11,374,486
Insurance 38,371,046 – – 38,371,046
IT Services 25,760,559 – – 25,760,559
Machinery – 5,407,448 – 5,407,448
Media 16,172,581 – – 16,172,581
Multiline Retail 7,670,135 – – 7,670,135
Multi-Utilities 16,132,346 – – 16,132,346
Oil, Gas & Consumable Fuels 15,100,732 9,413,269 – 24,514,001
Personal Products 10,321,548 – – 10,321,548
Pharmaceuticals 1,204,627 28,824,016 – 30,028,643
Professional Services 5,334,622 – – 5,334,622
Road & Rail 5,294,309 – – 5,294,309
Semiconductors & Semiconductor
Equipment 2,305,399 – – 2,305,399
Software 14,913,816 – – 14,913,816
Specialty Retail 8,267,701 – – 8,267,701
Technology Hardware, Storage &
Peripherals – 3,617,765 – 3,617,765
Tobacco 3,116,129 4,448,723 – 7,564,852
Wireless Telecommunication Services 6,938,199 – – 6,938,199
Total Common Stocks $ 423,115,564 $ 78,315,210 $ – $ 501,430,774
Master Limited Partnership 9,125,039 – – 9,125,039
Repurchase Agreement – 75,280 – 75,280
Total $ 432,240,603 $ 78,390,490 $ – $ 510,631,093
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,362,533,730 $ – $ – $ 2,362,533,730
Futures Contracts 14,964,724 – – 14,964,724
Purchased Option 85,188,550 – – 85,188,550
Repurchase Agreements – 73,655,685 – 73,655,685
Short-Term Investment – 229,974,233 – 229,974,233
Total $ 2,462,687,004 $ 303,629,918 $ – $ 2,766,316,922
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 534,039,834 $ – $ – $ 534,039,834
Futures Contracts 2,122,666 – – 2,122,666
Purchased Option 18,382,174 – – 18,382,174
Repurchase Agreements – 3,784,852 – 3,784,852
Short-Term Investment – 13,998,432 – 13,998,432
Total $ 554,544,674 $ 17,783,284 $ – $ 572,327,958
Sustainable U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Banks $ 10,883,686 $ – $ – $ 10,883,686
Beverages 4,046,922 – – 4,046,922
Capital Markets 3,605,151 – – 3,605,151
Chemicals 6,510,747 – – 6,510,747

176 - Notes to Financial Statements - December 31, 2021 - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Diversified Telecommunication Services $ 1,315,264 $ – $ – $ 1,315,264
Electric Utilities 2,442,995 – – 2,442,995
Electronic Equipment, Instruments &
Components 3,430,089 – – 3,430,089
Food & Staples Retailing 4,230,501 – – 4,230,501
Food Products 184,533 – – 184,533
Health Care Equipment & Supplies 11,688,009 – – 11,688,009
Household Durables 4,144,240 – – 4,144,240
Interactive Media & Services 6,744,309 – – 6,744,309
Internet & Direct Marketing Retail 11,824,734 – – 11,824,734
IT Services 12,092,250 – – 12,092,250
Machinery 711,362 – – 711,362
Multiline Retail 3,003,059 – – 3,003,059
Multi-Utilities 2,130,192 – – 2,130,192
Pharmaceuticals 2,097,790 – – 2,097,790
Road & Rail 2,702,909 – – 2,702,909
Semiconductors & Semiconductor
Equipment 9,615,227 – – 9,615,227
Software 19,244,953 – – 19,244,953
Technology Hardware, Storage &
Peripherals 10,372,041 – – 10,372,041
Textiles, Apparel & Luxury Goods 4,480,256 – – 4,480,256
Trading Companies & Distributors – 2,894,835 – 2,894,835
Total Common Stocks $ 137,501,219 $ 2,894,835 $ – $ 140,396,054
Total $ 137,501,219 $ 2,894,835 $ – $ 140,396,054
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 43,904,535 $ – $ – $ 43,904,535
Futures Contracts 2,098 – – 2,098
Total $ 43,906,633 $ – $ – $ 43,906,633
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 280,124,597 $ – $ – $ 280,124,597
Repurchase Agreement – 186,300 – 186,300
Total Return Swaps* – 494,540 – 494,540
Total Assets $ 280,124,597 $ 680,840 $ – $ 280,805,437
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (1,544,055) $ – $ (1,544,055)
Total Liabilities $ – $ (1,544,055) $ – $ (1,544,055)
Total $ 280,124,597 $ (863,215) $ – $ 279,261,382
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,052,802 $ 1,874,145 $ – $ 6,926,947
Airlines 3,349,531 – – 3,349,531
Auto Components 2,640,381 882,080 – 3,522,461
Automobiles 880,072 – – 880,072
Banks 12,536,724 – – 12,536,724

Equity Funds - December 31, 2021 - Notes to Financial Statements - 177
Level 1 Level 2 Level 3 Total
Assets:
Beverages $ 3,045,195 $ – $ – $ 3,045,195
Biotechnology 977,762 – – 977,762
Capital Markets 14,792,140 – – 14,792,140
Chemicals 5,071,334 – – 5,071,334
Commercial Services & Supplies 994,418 – – 994,418
Communications Equipment 2,952,563 – – 2,952,563
Consumer Finance 2,928,015 – – 2,928,015
Containers & Packaging 12,421,352 – – 12,421,352
Distributors 3,031,095 – – 3,031,095
Diversified Telecommunication Services 2,466,086 – – 2,466,086
Electric Utilities 16,921,757 – – 16,921,757
Electrical Equipment 6,995,319 – – 6,995,319
Electronic Equipment, Instruments &
Components 7,159,784 – – 7,159,784
Energy Equipment & Services 3,223,414 – – 3,223,414
Equity Real Estate Investment Trusts
(REITs) 17,615,564 – – 17,615,564
Food & Staples Retailing 1,348,861 2,601,656 – 3,950,517
Food Products 16,426,790 1,381,401 – 17,808,191
Gas Utilities 6,397,900 – – 6,397,900
Health Care Equipment & Supplies 10,392,475 – – 10,392,475
Health Care Providers & Services 27,806,041 – – 27,806,041
Health Care Technology 4,221,499 – – 4,221,499
Hotels, Restaurants & Leisure 923,635 1,755,350 – 2,678,985
Household Durables 2,363,548 – – 2,363,548
Household Products 2,027,463 – – 2,027,463
Independent Power and Renewable
Electricity Producers 4,513,014 – – 4,513,014
Insurance 41,069,503 – – 41,069,503
Interactive Media & Services 2,535,774 – – 2,535,774
Internet & Direct Marketing Retail 1,243,550 – – 1,243,550
IT Services 8,861,928 – – 8,861,928
Leisure Products 1,297,158 – – 1,297,158
Machinery 4,234,490 122,931 – 4,357,421
Media 19,832,675 – – 19,832,675
Metals & Mining 2,969,421 – – 2,969,421
Mortgage Real Estate Investment Trusts
(REITs) 2,918,424 – – 2,918,424
Multiline Retail 5,632,744 – – 5,632,744
Multi-Utilities 10,583,399 – – 10,583,399
Oil, Gas & Consumable Fuels 17,231,736 – – 17,231,736
Paper & Forest Products 1,401,792 2,576,963 – 3,978,755
Pharmaceuticals 7,559,681 – – 7,559,681
Road & Rail 1,214,757 – – 1,214,757
Software 10,373,964 – – 10,373,964
Specialty Retail 7,050,624 – – 7,050,624
Technology Hardware, Storage &
Peripherals 4,409,698 – – 4,409,698
Thrifts & Mortgage Finance 738,218 – – 738,218
Trading Companies & Distributors 4,808,902 – – 4,808,902
Total Common Stocks $ 357,444,972 $ 11,194,526 $ – $ 368,639,498
Forward Foreign Currency Contracts – 19,572 – 19,572
Repurchase Agreement – 1,197,552 – 1,197,552
Total Assets $ 357,444,972 $ 12,411,650 $ – $ 369,856,622
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (150,719) $ – $ (150,719)
Total Liabilities $ – $ (150,719) $ – $ (150,719)
Total $ 357,444,972 $ 12,260,931 $ – $ 369,705,903

178 - Notes to Financial Statements - December 31, 2021 - Equity Funds
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 160,599,663 $ – $ – $ 160,599,663
Repurchase Agreements – 1,482,504 – 1,482,504
Total $ 160,599,663 $ 1,482,504 $ – $ 162,082,167
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,354,807 $ – $ – $ 2,354,807
Air Freight & Logistics 138,423 – – 138,423
Auto Components 6,257,995 – – 6,257,995
Banks 16,541,794 – – 16,541,794
Beverages 632,794 – – 632,794
Biotechnology 4,897,877 – – 4,897,877
Building Products 3,666,576 – – 3,666,576
Capital Markets 12,275,501 – – 12,275,501
Chemicals 9,587,650 – – 9,587,650
Commercial Services & Supplies 10,819,420 – – 10,819,420
Communications Equipment 5,821,309 – – 5,821,309
Construction & Engineering 8,031,517 – – 8,031,517
Consumer Finance 963,219 – – 963,219
Containers & Packaging 140,748 – – 140,748
Diversified Consumer Services 1,829,071 – – 1,829,071
Diversified Financial Services 24,595 – – 24,595
Diversified Telecommunication Services 387,287 – – 387,287
Electric Utilities 2,673,232 – – 2,673,232
Electrical Equipment 4,498,290 – – 4,498,290
Electronic Equipment, Instruments &
Components 8,462,754 – – 8,462,754
Energy Equipment & Services 2,097,014 – – 2,097,014
Equity Real Estate Investment Trusts
(REITs) 10,879,472 – – 10,879,472
Food & Staples Retailing 7,656,424 – – 7,656,424
Food Products 702,654 – – 702,654
Gas Utilities 2,442,290 – – 2,442,290
Health Care Equipment & Supplies 4,804,298 – – 4,804,298
Health Care Providers & Services 6,895,069 – – 6,895,069
Health Care Technology 2,229,157 – – 2,229,157
Hotels, Restaurants & Leisure 4,204,585 – – 4,204,585
Household Durables 1,537,756 – – 1,537,756
Insurance 13,401,002 – – 13,401,002
Interactive Media & Services 1,475,541 – – 1,475,541
IT Services 4,468,955 – – 4,468,955
Leisure Products 1,550,147 – – 1,550,147
Machinery 6,460,874 – – 6,460,874
Marine 717,088 – – 717,088
Media 448,371 – – 448,371
Metals & Mining 2,887,485 – – 2,887,485
Multiline Retail 2,303,334 – – 2,303,334
Oil, Gas & Consumable Fuels 8,699,550 – – 8,699,550
Paper & Forest Products 614,080 – – 614,080
Personal Products 6,922,264 – – 6,922,264
Pharmaceuticals 1,343,308 – – 1,343,308
Professional Services 2,476,594 – – 2,476,594
Real Estate Management & Development 6,968,173 – – 6,968,173
Road & Rail 5,756,848 – – 5,756,848
Semiconductors & Semiconductor
Equipment 5,737,512 – – 5,737,512

Equity Funds - December 31, 2021 - Notes to Financial Statements - 179
Level 1 Level 2 Level 3 Total
Assets:
Software $ 889,607 $ – $ – $ 889,607
Specialty Retail 11,062,623 – – 11,062,623
Technology Hardware, Storage &
Peripherals 2,237,781 – – 2,237,781
Textiles, Apparel & Luxury Goods 393,951 – – 393,951
Thrifts & Mortgage Finance 5,028,820 – – 5,028,820
Trading Companies & Distributors 8,300,121 – – 8,300,121
Wireless Telecommunication Services 1,987,797 – – 1,987,797
Total Common Stocks $ 245,585,404 $ – $ – $ 245,585,404
Repurchase Agreement – 904,402 – 904,402
Rights – – – –
Total $ 245,585,404 $ 904,402 $ – $ 246,489,806
Small Company
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,190,529 $ – $ – $ 2,190,529
Air Freight & Logistics 178,306 – – 178,306
Auto Components 9,981,185 – – 9,981,185
Banks 37,086,543 – – 37,086,543
Beverages 1,433,795 – – 1,433,795
Biotechnology 12,743,060 – – 12,743,060
Building Products 9,217,186 – – 9,217,186
Capital Markets 12,192,509 – – 12,192,509
Chemicals 12,087,971 – – 12,087,971
Commercial Services & Supplies 9,091,096 – – 9,091,096
Communications Equipment 12,265,244 – – 12,265,244
Construction & Engineering 8,858,394 – – 8,858,394
Consumer Finance 2,209,559 – – 2,209,559
Containers & Packaging 2,000,511 – – 2,000,511
Diversified Consumer Services 2,887,980 – – 2,887,980
Diversified Financial Services 9,370 – – 9,370
Diversified Telecommunication Services 666,840 – – 666,840
Electric Utilities 6,434,110 – – 6,434,110
Electrical Equipment 4,058,603 – – 4,058,603
Electronic Equipment, Instruments &
Components 8,824,151 – – 8,824,151
Energy Equipment & Services 3,991,447 – – 3,991,447
Entertainment 472,646 – – 472,646
Equity Real Estate Investment Trusts
(REITs) 24,158,407 – – 24,158,407
Food & Staples Retailing 3,142,302 – – 3,142,302
Food Products 2,321,025 – – 2,321,025
Gas Utilities 4,610,897 – – 4,610,897
Health Care Equipment & Supplies 20,566,575 – – 20,566,575
Health Care Providers & Services 5,474,590 – – 5,474,590
Health Care Technology 10,991,008 – – 10,991,008
Hotels, Restaurants & Leisure 11,240,227 – – 11,240,227
Household Durables 2,693,111 – – 2,693,111
Insurance 20,710,937 – – 20,710,937
Interactive Media & Services 2,779,116 – – 2,779,116
Internet & Direct Marketing Retail 940,938 – – 940,938
IT Services 6,905,071 – – 6,905,071
Leisure Products 4,577,832 – – 4,577,832
Life Sciences Tools & Services 8,892,757 – – 8,892,757
Machinery 19,045,578 – – 19,045,578
Marine 1,588,912 – – 1,588,912
Media 734,854 – – 734,854

180 - Notes to Financial Statements - December 31, 2021 - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Metals & Mining $ 5,420,067 $ – $ – $ 5,420,067
Multiline Retail 700,757 – – 700,757
Oil, Gas & Consumable Fuels 19,119,454 – – 19,119,454
Paper & Forest Products 975,310 – – 975,310
Personal Products 3,493,476 – – 3,493,476
Pharmaceuticals 2,557,966 – – 2,557,966
Professional Services 5,223,513 – – 5,223,513
Real Estate Management & Development 4,247,135 – – 4,247,135
Road & Rail 9,085,456 – – 9,085,456
Semiconductors & Semiconductor
Equipment 20,395,715 – – 20,395,715
Software 19,884,524 – – 19,884,524
Specialty Retail 15,763,110 – – 15,763,110
Technology Hardware, Storage &
Peripherals 4,046,410 – – 4,046,410
Textiles, Apparel & Luxury Goods 2,451,858 – – 2,451,858
Thrifts & Mortgage Finance 9,164,557 – – 9,164,557
Trading Companies & Distributors 16,658,243 – – 16,658,243
Wireless Telecommunication Services 3,640,317 – – 3,640,317
Total Common Stocks $ 453,083,040 $ – $ – $ 453,083,040
Corporate Bonds – – – –
Preferred Stock – – – –
Repurchase Agreements – 4,811,096 – 4,811,096
Rights – – – –
Total $ 453,083,040 $ 4,811,096 $ – $ 457,894,136
Multi Cap Opportunities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 273,129,943 $ – $ – $ 273,129,943
Total $ 273,129,943 $ – $ – $ 273,129,943
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 318,281,128 $ – $ – $ 318,281,128
Total $ 318,281,128 $ – $ – $ 318,281,128
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the year ended December 31, 2021, Small Cap Value held one common stock and one rights investments that were categorized as Level 3 investments which were each valued at $0.
During the year ended December 31, 2021, Small Company held two corporate bonds, three common stocks, one preferred stock and one rights investment that were categorized as Level 3 investments which were each valued at $0.

Equity Funds - December 31, 2021 - Notes to Financial Statements - 181
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, Funds that had overdrawn balances were as follows:
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
Small Company
Rights Total
Balance as of 12/31/2020 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 1,268 1,268
Purchases — —
Sales (1,268) (1,268)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2021 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 12/31/2021 $ — $—
Amounts designated as "—" are zero or have been rounded to zero.
Fund
U.S. Dollar
Amount
Large Cap Growth $ 129,435

182 - Notes to Financial Statements - December 31, 2021 - Equity Funds
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Swap Contracts
Total Return Swap Contracts
— Certain Funds entered into total
return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and
the counterparty each agree to pay the other party the difference between the relative investment performance that would have
been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/
or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This
means that a Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s
market value.
The market value also includes interest charges and credits
(“financing fees”) related to the notional values of the long and short positions and cash balances within the swap.
These interest charges and credits are based on a specified
benchmark rate plus or minus a specified spread determined
based upon the country and/or currency of the positions in
the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation
(depreciation) on positions and accrued financing fees
become available for cash settlement between a Fund and
the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily
based on valuations from an independent pricing service. An
independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap

Equity Funds - December 31, 2021 - Notes to Financial Statements - 183
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.

184 - Notes to Financial Statements - December 31, 2021 - Equity Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 19,328
Total $ 19,328
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 85,188,550
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 13,250,646
Interest rate risk
Receivable/payable for variation margin on futures
contracts 1,714,078
Total $ 100,153,274
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 18,382,174
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 1,753,424
Interest rate risk
Receivable/payable for variation margin on futures
contracts 369,242
Total $ 20,504,840
U.S. Equity
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 2,098
Total $ 2,098
Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts(b)
Equity risk Swap contracts, at value $ 494,540
Total $ 494,540
Liabilities:
Swap Contracts(b)
Equity risk Swap contracts, at value $ (1,544,055)
Total $ (1,544,055)
Mid Cap Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 19,572
Total $ 19,572
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (150,719)
Total $ (150,719)

Equity Funds - December 31, 2021 - Notes to Financial Statements - 185
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year Ended
December 31, 2021
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 3,040,517
Total $ 3,040,517
U.S. Core
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 47,903,568
Interest rate risk (434,714)
Futures Contracts
Equity risk 52,213,939
Interest rate risk (20,248,012)
Total $ 79,434,781
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 12,683,452
Interest rate risk (107,109)
Futures Contracts
Equity risk 11,719,168
Interest rate risk (4,877,132)
Total $ 19,418,379
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 24,674
Total $ 24,674
Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 20,154,129
Total $ 20,154,129
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 630,367
Total $ 630,367
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (256,393)
Total $ (256,393)

186 - Notes to Financial Statements - December 31, 2021 - Equity Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2021:
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 2,404,351
Futures Contracts
Equity risk 9,099,018
Interest rate risk 5,105,803
Total $ 16,609,172
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 532,323
Futures Contracts
Equity risk 977,990
Interest rate risk 1,220,516
Total $ 2,730,829
U.S. Equity
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,098
Total $ 2,098
Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (1,168,011)
Total $ (1,168,011)
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (48,323)
Total $ (48,323)
Amounts designated as "−" are zero or have been rounded to zero.
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 10,459,722
U.S. Core
Options:
Average Value Purchased $ 38,129,412
Average Number of Purchased Option Contracts 2,175
Futures Contracts:
Average Notional Balance Long $ 453,103,882
U.S. Equity Income
Options:
Average Value Purchased $ 9,571,418
Average Number of Purchased Option Contracts 565
Futures Contracts:
Average Notional Balance Long $ 107,687,650
Average Notional Balance Short $ 2,511,065

Equity Funds - December 31, 2021 - Notes to Financial Statements - 187
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of December 31, 2021, certain Funds may have entered
into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31,
2021:
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 249,547
Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 70,765,022
Average Notional Balance — Pays Float Rate $ (70,591,218)
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 785,647
Average Settlement Value Sold $ 13,004,925
Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 494,540 $ (494,540) $ — $ —
Total $ 494,540 $ (494,540) $ — $ —
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged*
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (1,499,25 8 ) $ 494,540 $ 1,004,718 $ —
Total $ (1,499,25 8 ) $ 494,540 $ 1,004,718 $ —
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,688,429.

188 - Notes to Financial Statements - December 31, 2021 - Equity Funds
Securities Lending
During the year ended December 31, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
Mid Cap Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 19,572 $ (650) $ — $ 18,922
Total $ 19,572 $ (650) $ — $ 18,922
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ (650) $ 650 $ — $ —
Credit Suisse International
Forward Foreign
Currency Contracts (33,791) — — (33,791)
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (87,148) — — (87,148)
UBS AG
Forward Foreign
Currency Contracts (29,130) — — (29,130)
Total $ (150,719) $ 650 $ — $ (150,069)
Amounts designated as “—” are zero.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Discovery $ 16,063,165

Equity Funds - December 31, 2021 - Notes to Financial Statements - 189
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Defensive Style $ 324,767
Equity Dividend 75,280
U.S. Core 73,655,685
U.S. Equity Income 3,784,852
Large Cap Growth 186,300
Mid Cap Value 1,197,552
Small Cap Growth 1,482,504
Small Cap Value 904,402
Small Company 4,811,096
As of December 31, 2021, the joint repos on a gross basis were as follows:
Bank of America NA, 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $45,000,188, collateralized by U.S. Government
Agency Security, 2.50%, maturing 4/20/2050; total market value $45,900,000.
BofA Securities, Inc., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $44,000,183, collateralized by U.S. Government
Agency Securities, ranging from 0.25% - 6.25%, maturing 1/13/2022 - 10/5/2045; total market value $44,880,430.
Cantor Fitzgerald & Co., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $91,230,899, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.05%, maturing 5/1/2024 - 7/20/2071; total market value $93,055,129.

190 - Notes to Financial Statements - December 31, 2021 - Equity Funds
As of December 31, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
MetLife, Inc., 0.06%, dated 12/31/2021, due 1/3/2022, repurchase price $148,400,742, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $151,428,824.
Natixis New York Branch, 0.02%, dated 12/31/2021, due 1/3/2022, repurchase price $15,000,025, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.75%, maturing 1/20/2022 - 5/15/2051; total market value $15,300,027.
NatWest Markets Securities, Inc., 0.05%, dated 12/28/2021, due 1/4/2022, repurchase price $242,502,358, collateralized by U.S.
Government Treasury Securities, ranging from 0.63% - 2.88%, maturing 10/31/2023 - 8/31/2028; total market value $247,352,120.
Pershing LLC, 0.08%, dated 12/31/2021, due 1/3/2022, repurchase price $144,000,960, collateralized by U.S. Government Agency
Securities, ranging from 0.25% - 8.50%, maturing 1/12/2022 - 11/20/2071; total market value $146,880,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Discovery
BofA Securities,
Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Discovery
Cantor Fitzgerald
& Co. 2,063,165 – 2,063,165 (2,063,165) –
Discovery MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Discovery
NatWest Markets
Securities, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Discovery Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 16,063,165 $ – $ 16,063,165 $ (16,063,165) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Defensive Style
Cantor Fitzgerald
& Co. $ 324,767 $ – $ 324,767 $ (324,767) $ –
Total $ 324,767 $ – $ 324,767 $ (324,767) $ –

Equity Funds - December 31, 2021 - Notes to Financial Statements - 191
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Equity Dividend
Cantor Fitzgerald
& Co. $ 75,280 $ – $ 75,280 $ (75,280) $ –
Total $ 75,280 $ – $ 75,280 $ (75,280) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
U.S. Core
BofA Securities,
Inc. $ 9,000,000 $ – $ 9,000,000 $ (9,000,000) $ –
U.S. Core
Cantor Fitzgerald
& Co. 11,655,685 – 11,655,685 (11,655,685) –
U.S. Core
Natixis New York
Branch 15,000,000 – 15,000,000 (15,000,000) –
U.S. Core Pershing LLC 38,000,000 – 38,000,000 (38,000,000) –
Total $ 73,655,685 $ – $ 73,655,685 $ (73,655,685) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
U.S. Equity
Income
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
U.S. Equity
Income
Cantor Fitzgerald
& Co. 784,852 – 784,852 (784,852) –
U.S. Equity
Income
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 3,784,852 $ – $ 3,784,852 $ (3,784,852) $ –

192 - Notes to Financial Statements - December 31, 2021 - Equity Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Large Cap
Growth
Cantor Fitzgerald
& Co. $ 186,300 $ – $ 186,300 $ (186,300) $ –
Total $ 186,300 $ – $ 186,300 $ (186,300) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Mid Cap Value
Cantor Fitzgerald
& Co. $ 1,197,552 $ – $ 1,197,552 $ (1,197,552) $ –
Total $ 1,197,552 $ – $ 1,197,552 $ (1,197,552) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Small Cap
Growth
Cantor Fitzgerald
& Co. $ 482,504 $ – $ 482,504 $ (482,504) $ –
Small Cap
Growth
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 1,482,504 $ – $ 1,482,504 $ (1,482,504) $ –

Equity Funds - December 31, 2021 - Notes to Financial Statements - 193
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Small Cap Value
Cantor Fitzgerald
& Co. $ 904,402 $ – $ 904,402 $ (904,402) $ –
Total $ 904,402 $ – $ 904,402 $ (904,402) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Small Company
Cantor Fitzgerald
& Co. $ 1,811,096 $ – $ 1,811,096 $ (1,811,096) $ –
Small Company MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Small Company
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 4,811,096 $ – $ 4,811,096 $ (4,811,096) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of December 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

194 - Notes to Financial Statements - December 31, 2021 - Equity Funds
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
December 31, 2021 are primarily attributable to investments
in real estate investment trusts, non-taxable distributions, investments in partnerships, foreign currency gain/loss, net operating loss netting to short-term gains, treatment of notional principal contracts, investments in passive foreign investment companies ("PFICs"), and net operating losses. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2021 may primarily be attributable to outstanding wash sale loss
deferrals, investments in partnerships, treatment of notional principal contracts, mark-to-market adjustments on futures,
mark-to-market adjustments on options, and investments in
PFICs. These reclassifications have no effect upon the NAV
of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Fund Capital
Total
Distributable
Earnings (Loss)
Discovery $ (6,086,411) $ 6,086,411
Defensive Style – –
Equity Dividend (813) 813
U.S. Core – –
U.S. Equity Income (7,924) 7,924
Sustainable U.S. Equity – –
U.S. Equity – –
Large Cap Growth – –
Mid Cap Value – –
Small Cap Growth (1,179,071) 1,179,071
Small Cap Value (24,436) 24,436
Small Company (107,952) 107,952
Multi Cap Opportunities – –
Real Estate – –
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Notes to Financial Statements - 195
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Discovery Allspring Global Investments, LLC(a)
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
U.S. Core Newton Investment Management North America, LLC (“Newton US”)(b)
U.S. Equity Income Newton US(b)
Sustainable U.S. Equity Newton Investment Management Limited
U.S. Equity J.P. Morgan Investment Management Inc.
Large Cap Growth Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
Mid Cap Value American Century Investments Management, Inc.
Thompson, Siegel & Walmsley LLC
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
Wellington Management Company LLP (“Wellington
Management”)
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Multi Cap Opportunities Neuberger Berman Investment Advisers LLC
Real Estate Wellington Management
(a) Effective November 1, 2021, Wells Capital Management, Inc. was acquired by a holding company affiliated with private funds of
GTCR LLC and Reverence Capital Partners, L.P., which then changed its name to Allspring Global Investments, LLC.
(b) Effective September 1, 2021, Mellon Investments Corporation intends to restructure the investment advisory business of Mellon by transferring Mellon’s portfolio management personnel to Newton Investment Management North America, LLC (“Newton US”).
Effective September 1, 2021, Newton US, LLC was appointed as the subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%

196 - Notes to Financial Statements - December 31, 2021 - Equity Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
Prior to November 1, 2021, the Trust and NFA had entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table.
During the year ended December 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Due to a reduction in the subadvisory fees payable by NFA,
NFA has agreed to waive from its Investment Advisory Fee an
amount from Real Estate equal to $208,798 for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Sustainable U.S. Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
U.S. Equity All assets 0.39%
Large Cap Growth Up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Multi Cap Opportunities Up to $1 billion 0.60%
$1 billion and more 0.55%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Fund
Advisory Fee Waiver
(annual rate)
Discovery 0.029%
U.S. Core 0.038%
Sustainable U.S. Equity 0.050%
Mid Cap Value(a) 0.0293%
Small Company 0.023%
Real Estate 0.013%
(a) Until January 20, 2022.
Fund
Advisory Fee Waiver
(annual rate)
U.S. Equity Income 0.020%
Fund Amount
Discovery $ 218,028
U.S. Core 776,513
U.S. Equity Income 85,798
Sustainable U.S. Equity 65,927
Mid Cap Value 108,593
Small Company 95,588
Real Estate 35,494

Equity Funds - December 31, 2021 - Notes to Financial Statements - 197
For the year ended December 31, 2021, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2022.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72% 0.72% 0.69%
Defensive Style 0.58 N/A N/A 0.58
Equity Dividend 0.63 N/A N/A 0.59
U.S. Core 0.47 0.43 0.43 0.41
U.S. Equity Income 0.57 0.55 0.55 0.55
Sustainable U.S. Equity 0.65 0.60 0.60 0.58
U.S. Equity 0.39 N/A N/A 0.00
Large Cap Growth 0.65 N/A N/A 0.56
Mid Cap Value 0.75 0.72 0.72 0.68
Small Cap Growth 0.84 N/A N/A 0.82
Small Cap Value 0.87 N/A N/A 0.81
Small Company 0.85 0.83 0.83 0.83
Multi Cap Opportunities 0.60 N/A N/A 0.60
Real Estate 0.70 0.69 0.61 0.61
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65%
Sustainable U.S. Equity All Classes 0.78%
U.S. Equity All Classes 0.44%
Large Cap Growth All Classes 0.66%
Mid Cap Value All Classes 0.79%
Small Cap Growth All Classes 0.94%
Small Cap Value All Classes 0.91%

198 - Notes to Financial Statements - December 31, 2021 - Equity Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the following table until
April 30, 2022.
Effective November 12, 2021, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November
12, 2023.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
Class P 0.75%
Class Y 0.50%
U.S. Equity Income Class I 0.92%
Class II 1.09%
Class X 0.79%
Class Z 1.04%
Fund Classes
Amount
(annual rate)
Discovery Class I 0.92%
U.S. Equity Income Class I 1.01%
Real Estate Class II 1.68%
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Discovery $ 2 $ 216,744 $ 227,524 $ 444,270
Defensive Style — — — —
Equity Dividend 255,700 271,194 237,368 764,262
U.S. Core 455,064 504,764 395,057 1,354,885
U.S. Equity Income — — — —
Sustainable U.S. Equity 7,679 40,105 27,027 74,811
U.S. Equity 49,865(a) 186,262 140,997 377,124
Large Cap Growth — 240,426 216,788 457,214
Mid Cap Value 48,641 151,625 148,745 349,011
Small Cap Growth — 67,990 39,311 107,301
Small Cap Value 10,064 148,114 152,342 310,520
Small Company — — — —
Multi Cap Opportunities — — — —
Real Estate — — — —
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.

Equity Funds - December 31, 2021 - Notes to Financial Statements - 199
and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned an
aggregate of $2,879,585 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $22,783.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2022:
g
During the year ended December 31, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II Shares Class Z Shares
Discovery 0.25% N/A
Defensive Style 0.25% N/A
Equity Dividend 0.25% N/A
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Sustainable U.S. Equity 0.25% N/A
U.S. Equity 0.25% N/A
Large Cap Growth 0.25% N/A
Mid Cap Value 0.25% N/A
Small Cap Growth 0.25% N/A
Small Cap Value 0.25% N/A
Small Company 0.25% N/A
Multi Cap Opportunities 0.25% N/A
Real Estate 0.25% N/A
N/A - Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Sustainable U.S. Equity 0.16%
Fund Amount
U.S. Equity Income $ 65,493
Sustainable U.S. Equity 196,8 19

200 - Notes to Financial Statements - December 31, 2021 - Equity Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund, up to 0.20% of the average
daily net assets of Class IV shares and up to 0.12% of the
average daily net assets of Class X and Class Z shares of
each Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition
Fund Class I Class II Class IV Class X Class Z
Discovery 0.07% 0.07%  N/A  N/A  N/A
Defensive Style 0.15 0.15 0.15%  N/A  N/A
Equity Dividend 0.15 0.15 0.15  N/A  N/A
U.S. Core 0.15 0.15  N/A  N/A  N/A
U.S. Equity Income 0.25 0.25  N/A 0.12% 0.12%
Sustainable U.S. Equity 0.14 0.05  N/A  N/A  N/A
U.S. Equity  N/A 0.20  N/A  N/A  N/A
Large Cap Growth 0.15 0.15  N/A  N/A  N/A
Mid Cap Value 0.17 0.01  N/A  N/A  N/A
Small Cap Growth 0.15 0.15  N/A  N/A  N/A
Small Cap Value 0.15 0.15 0.15  N/A  N/A
Small Company 0.15 0.15 0.15  N/A  N/A
Multi Cap Opportunities 0.15  N/A  N/A  N/A  N/A
Real Estate 0.15 0.15  N/A  N/A  N/A
N/A — Not Applicable.
Fund Amount
Discovery $ 526,285
Defensive Style 1,127,412
Equity Dividend 758,985
U.S. Core 3,065,178
U.S. Equity Income 991,008
Sustainable U.S. Equity 73,490
U.S. Equity 60,159
Large Cap Growth 354,815
Mid Cap Value 69,309
Small Cap Growth 245,814
Small Cap Value 356,184
Small Company 623,436
Multi Cap Opportunities 305,582
Real Estate 409,497

Equity Funds - December 31, 2021 - Notes to Financial Statements - 201
to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria
could outperform those that do;
economic or political changes could make certain
companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid
stocks that subsequently perform well.
Fund Purchases Sales
Discovery $ 419,678,773 $ 486,472,690
Defensive Style 130,702,945 181,648,262
Equity Dividend 246,386,035 233,686,253
U.S. Core 513,945,762 176,166,986
U.S. Equity Income 393,255,973 396,231,774
Sustainable U.S. Equity 22,762,813 29,159,051
U.S. Equity 40,706,088 17,742,618
Large Cap Growth 260,559,347 250,585,148
Mid Cap Value 197,988,307 230,682,206
Small Cap Growth 99,291,178 105,771,786
Small Cap Value 135,499,662 143,382,115
Small Company 315,797,603 301,966,149
Multi Cap Opportunities 31,878,141 54,408,337
Real Estate 175,016,215 186,350,818

202 - Notes to Financial Statements - December 31, 2021 - Equity Funds
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended December 31, 2021, the Funds recaptured the following amounts of brokerage commissions:
Mergers
At close of business on September 14, 2020, NVIT Mellon
Dynamic U.S. Equity Income Fund (“Acquiring Fund”) acquired
all of the net assets of NVIT Multi-Manager Large Cap Value
Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020. The reorganization of the Target
Fund was not required to be approved by the shareholders
of the Target Fund. The purpose of the reorganization was
to combine funds managed by NFA that had comparable
objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 8,521,906 shares of
the Acquiring Fund, valued at $107,715,821, for the assets
of the Target Fund. The investment portfolio of the Target
Fund, with a fair value of $105,573,505 and identified cost of
$100,978,208 at September 14, 2020, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $307,063,811.
Fund Amount
Discovery $ 4,077
U.S. Equity 5,063
Mid Cap Value 4,647
Small Cap Growth 670
Small Cap Value 7,796
Multi Cap Opportunities 3,311
Real Estate 4,480

Equity Funds - December 31, 2021 - Notes to Financial Statements - 203
The net assets of the Acquiring Fund immediately following
the acquisition were $414,779,632. For financial reporting
purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable
to shareholders for tax purposes. Shareholders of Class I and
Class II shares of the Target Fund received a number of shares proportional to their ownership of Class X and Class Z of the
Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $5,903,470;
Net gains (losses) on investments $(19,090,430);
Net change in unrealized appreciation/depreciation $21,009,640; and
Net increase (decrease) in net assets resulting from operations $7,822,680.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since September 14, 2020.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT Multi-Manager Large Cap Value Fund $4,595,298
Class I
7,170,550 $28,962,269 $4.0391
Class II
19,859,579 78,753,552 3.9655
Class X
– – –
Class Z
– – –
Acquiring Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund $61,542,265
Class I
12,704,237 $161,860,781 $12.7407
Class II
11,519,151 145,193,207 12.6045
Class X
385 4,912 12.7412
Class Z
390 4,911 12.6030
After Reorganization
NVIT BNY Mellon Dynamic U.S. Equity Income Fund $66,137,563
Class I
12,704,237 $161,860,781 $12.7407
Class II
11,519,151 145,193,207 12.6045
Class X
2,273,528 28,967,181 12.7412
Class Z
6,249,153 78,758,463 12.6030
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ 7,762,352 $ 92,803,963 $ 100,566,315 $ – $ 100,566,315
Defensive Style 5,443,029 34,781,117 40,224,146 – 40,224,146
Equity Dividend 5,799,676 5,318,535 11,118,211 – 11,118,211
U.S. Core 34,550,983 10,578,341 45,129,324 – 45,129,324
U.S. Equity Income 6,608,378 – 6,608,378 – 6,608,378
Sustainable U.S. Equity 3,267,390 12,785,957 16,053,347 – 16,053,347
U.S. Equity 995,873 171,935 1,167,808 – 1,167,808
Large Cap Growth 8,022,969 33,313,267 41,336,236 – 41,336,236

204 - Notes to Financial Statements - December 31, 2021 - Equity Funds
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mid Cap Value $ 2,764,399 $ – $ 2,764,399 $ – $ 2,764,399
Small Cap Growth 800,083 14,013,002 14,813,085 – 14,813,085
Small Cap Value – – – – –
Small Company – 4,375,988 4,375,988 – 4,375,988
Multi Cap Opportunities 726,558 5,159,791 5,886,349 – 5,886,349
Real Estate 2,756,235 – 2,756,235 – 2,756,235
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ 366,795 $ 83,364,193 $ 83,730,988 $ – $ 83,730,988
Defensive Style 9,933,757 46,020,116 55,953,873 – 55,953,873
Equity Dividend 9,559,986 14,017,435 23,577,421 – 23,577,421
U.S. Core 84,317,626 101,738,495 186,056,121 – 186,056,121
U.S. Equity Income 9,242,327 5,465,099 14,707,426 – 14,707,426
Sustainable U.S. Equity 1,003,321 6,998,582 8,001,903 – 8,001,903
U.S. Equity 269,701 121 269,822 – 269,822
Large Cap Growth 17,091,222 77,657,772 94,748,994 – 94,748,994
Mid Cap Value 6,334,990 – 6,334,990 – 6,334,990
Small Cap Growth – 16,269,042 16,269,042 – 16,269,042
Small Cap Value 97,965 854,474 952,439 – 952,439
Small Company 55,894 11,848,352 11,904,246 – 11,904,246
Multi Cap Opportunities 810,802 18,113,070 18,923,872 – 18,923,872
Real Estate 3,287,756 1,087,878 4,375,634 – 4,375,634
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Discovery $ – $ 130,815,787 $ 130,815,787 $ – $ – $ 204,662,937 $ 335,478,724
Defensive Style 3,694,651 68,397,263 72,091,914 – – 300,009,377 372,101,291
Equity Dividend 13,254,046 38,710,661 51,964,707 – – 103,922,063 155,886,770
U.S. Core 41,556,810 103,273,739 144,830,549 – – 818,695,000 963,525,549
U.S. Equity Income 56,323,060 22,895,556 79,218,616 – – 142,146,826 221,365,442
Sustainable U.S. Equity 3,805,422 3,472,228 7,277,650 – – 56,956,682 64,234,332
U.S. Equity 107,291 224,863 332,154 – – 7,980,840 8,312,994
Large Cap Growth 35,349,053 22,722,988 58,072,041 – – 94,396,902 152,468,943
Mid Cap Value 22,843,342 5,105,511 27,948,853 – – 71,722,425 99,671,278
Small Cap Growth – 20,877,977 20,877,977 – – 52,451,751 73,329,728
Small Cap Value 13,639,934 19,188,827 32,828,761 – – 41,538,952 74,367,713
Small Company 27,068,886 58,480,961 85,549,847 – – 104,387,125 189,936,972
Multi Cap Opportunities 2,269,570 22,799,802 25,069,372 – – 143,371,478 168,440,850
Real Estate 2,376,079 16,694,589 19,070,668 – – 113,458,449 132,529,117
Amounts designated as "—" are zero or have been rounded to zero.
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Equity Funds - December 31, 2021 - Notes to Financial Statements - 205
As of December 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
During the year ended December 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
On December 8, 2021, the Board of Trustees approved the
appointment of Victory Sycamore to subadvise a portion of the holdings of the NVIT Multi-Manager Mid Cap Value Fund. The
change became effective on January 24, 2022.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 495,700,382 $ 244,935,952 $ (40,273,015) $ 204,662,937
Defensive Style 485,226,447 310,404,672 (10,395,295) 300,009,377
Equity Dividend 406,712,941 115,199,572 (11,281,420) 103,918,152
U.S. Core 1,947,457,880 854,164,062 (35,305,020) 818,859,042
U.S. Equity Income 430,182,399 145,485,163 (3,339,604) 142,145,559
Sustainable U.S. Equity 83,439,372 58,019,453 (1,062,771) 56,956,682
U.S. Equity 35,925,793 8,174,889 (194,049) 7,980,840
Large Cap Growth 184,864,480 100,296,842 (5,899,940) 94,396,902
Mid Cap Value 297,989,387 75,077,726 (3,361,210) 71,716,516
Small Cap Growth 109,630,416 59,105,445 (6,653,694) 52,451,751
Small Cap Value 204,950,854 54,409,616 (12,870,664) 41,538,952
Small Company 353,507,012 121,638,549 (17,251,425) 104,387,124
Multi Cap Opportunities 129,758,465 144,299,663 (928,185) 143,371,478
Real Estate 204,822,881 113,996,747 (538,500) 113,458,247
Fund Utilized
U.S. Equity Income $44,335,686
Mid Cap Value 21,219,877
Small Cap Value 8,771,473
Real Estate 14,191,083

206 - Report of Independent Registered Public Accounting Firm - December 31, 2021 - Equity Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Allspring Discovery Fund,
NVIT AQR Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund, NVIT BNY Mellon Dynamic U.S.
Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT BNY Mellon Sustainable U.S. Equity Fund, NVIT
J.P. Morgan U.S. Equity Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund,
NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small
Company Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Real Estate Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Allspring
Discovery Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT BNY Mellon Sustainable U.S. Equity Fund, NVIT
J.P. Morgan U.S. Equity Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT
Multi-Manager Small Cap Growth Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund,
NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Real Estate Fund (fourteen of the funds constituting Nationwide
Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Equity Funds - December 31, 2021 (Unaudited) - Supplemental Information - 207
NVIT AllianzGI International Growth Fund
NVIT Allspring Discovery Fund (formerly, NVIT Wells
Fargo Discovery Fund)
NVIT Amundi Multi Sector Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund (formerly,
BlackRock NVIT Equity Dividend Fund)
NVIT BlackRock Managed Global Allocation Fund
(formerly, BlackRock NVIT Managed Global Allocation
Fund)
NVIT BNY Mellon Core Plus Bond Fund (formerly,
NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly,
NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income
Fund)
NVIT Columbia Overseas Value Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly,
NVIT Newton Sustainable U.S. Equity Fund)
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund (formerly,
DoubleLine NVIT Total Return Tactical Fund)
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund (formerly,
Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P.
Morgan Disciplined Equity Fund)
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Neuberger Berman Multi Cap Opportunities
Fund (formerly, Neuberger Berman NVIT Multi Cap
Opportunities Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory

208 - Supplemental Information - December 31, 2021 (Unaudited) - Equity Funds
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
The Trustees considered that NVIT AllianzGI International
Growth Fund, NVIT Allspring Discovery Fund, NVIT AQR Large
Cap Defensive Style Fund, NVIT BNY Mellon Core Plus Bond
Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Core
Bond Fund, NVIT Emerging Markets Fund, NVIT Government
Money Market Fund, NVIT GS Emerging Markets Equity
Insights Fund, NVIT GS International Equity Insights Fund,
NVIT GS Large Cap Equity Insights Fund, NVIT iShares
®
Fixed
Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund,
NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan Mozaic
Multi-Asset Fund, NVIT Jacobs Levy Large Cap Growth Fund,
NVIT Real Estate Fund, and NVIT Short Term Bond Fund,
were shown to pay actual management fees and to have total
expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. With respect to NVIT
Amundi Multi Sector Bond Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government
Bond Fund, NVIT GS Small Cap Equity Insights Fund, NVIT
International Equity Fund, NVIT Managed American Funds
Asset Allocation Fund, NVIT Neuberger Berman Multi Cap
Opportunities Fund, and NVIT Columbia Overseas Value Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1

Equity Funds - December 31, 2021 (Unaudited) - Supplemental Information - 209
fees) was at a level equal to or lower than the Fund’s peer
group median (or, in the case of the total expense ratio of the
NVIT Columbia Overseas Value Fund, one basis point above
the peer group median) and the level of the Fund’s actual
management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of these Funds was shown to have experienced three-
year performance for the period ended June 30, 2021 (or the
one-year period with respect to NVIT GS International Equity
Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
iShares
®
Global Equity ETF Fund, and NVIT J.P. Morgan U.S.
Equity Fund, each of which commenced operations in 2019)
at or above its peer group median, or below the median but
within the top three comparative quintiles. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT Short Term Bond Fund, the Trustees noted that while the Fund had experienced three-year performance in the fourth quintile of its peer group, investment performance had improved to the third quintile of its peer group for the one-year period ended June 30, 2021.
With respect to NVIT AQR Large Cap Defensive Style Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fourth quintile of its peer group and considered management’s statements that the Fund’s underperformance
was the result of the Fund’s defensive positioning during the recent period of strong equity markets. With respect to NVIT
Emerging Markets Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth quintile of its peer group and considered that as of September 2021,
the Fund’s prior two subadvisers were replaced and additional time was necessary to evaluate the Fund’s performance under
the new subadvisers. The Trustees also considered that the
Fund has been designated to be subject to heightened review
by the Trustees in the coming year. With respect to the NVIT
Managed American Funds Asset Allocation Fund, the Trustees
noted that Fund placed in the 60th percentile of its peer group;
they considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions, but that the overlay is performing as intended. With respect to NVIT GS Emerging Markets Equity
Insights Fund, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of the period ended June 30, 2021.
With respect to NVIT Amundi Multi Sector Bond Fund and NVIT
International Equity Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth or fifth quintile of its peer group, respectively and considered that the investment performance for each Fund had improved to the
first quintile of its peer group for the one-year period ended
June 30, 2021. The Trustees also considered that NVIT Amundi
Multi Sector Bond Fund has been designated to be subject to
heightened review by the Trustees in the coming year. With
respect to NVIT BNY Mellon Sustainable U.S. Equity Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fifth quintile of its peer group and considered that in May 2020 the Fund’s prior sub-adviser was replaced
and that its performance has improved since that time; they
also considered and that the Fund has been designated to
be subject to heightened review by the Trustees in light of its investment performance.
A number of the Funds had been relatively recently organized, and the Trustees considered Management’s statement that
additional time was necessary to evaluate their performance
records. Those included NVIT GS Small Cap Equity Insights
Fund, which Management noted had experienced one-year and
18-month performance in the fourth quintile of its peer group;
NVIT iShares
®
Fixed Income ETF Fund, which Management
noted had achieved performance at the 21st comparative
percentile against its peer group since its inception in January
2019, notwithstanding performance in the fifth quintile for the one-year period; and NVIT J.P. Morgan Mozaic Multi-Asset
Fund, which had experienced fifth quintile performance for the period since its inception in October 2019.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation
Fund, the Trustees noted that although the Fund’s total
expense ratio (including 12b-1/non-12b-1 fees) was in the
fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level lower than its peer group
median. The Trustees noted that the Fund had experienced
three-year performance below its peer group median in the
fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions,
but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median
(but within one basis point of the median) and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in
the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the
Fund. The Trustees considered that, although the Fund pays
relatively high total expenses, the Fund’s overall expense
arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown

210 - Supplemental Information - December 31, 2021 (Unaudited) - Equity Funds
to be within the second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth
& Income Fund, the Trustees considered that, although
the Fund’s total expense ratio (including 12b-1/non-12b-1
fees) was higher than the Fund’s peer group median, due in
substantial part to the rule 12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to
pay actual management fees [at] the median of the Fund’s
peer group. They noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various
market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors
make an active choice to invest in the Fund in light of the
fact that it invests a majority of its portfolio in an underlying
American Fund. The Trustees determined on the basis of
all of the information presented to them that the expense
and performance information of the Fund, and other factors
considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees noted that although the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund, it was shown
to pay actual management fees at a level equal to its peer
group median. The Trustees considered that the Fund had
experienced three-year performance in the second quintile of its peer group with respect to its second largest share class noting that the Fund’s largest share class did not yet have a three-year performance record. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of the Fund, and
other factors considered by them, were consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees noted that there were not enough peers available for a quintile ranking with respect to expenses and considered that, although the
Fund was shown to pay actual management fees higher than
its peer group median, its total expense ratio (including 12b-
1/non-12b-1 fees) was within what the Trustees considered a
generally acceptable range of the Fund’s peer group median.
With respect to the Fund’s performance the Trustees considered that these Fund had been relatively recently organized and did not have three years of performance, although the Fund had
achieved quite favorable performance relative to its peers for the period since its inception in October 2019. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of NVIT Blackrock Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers,
expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring, and the services and support provided to the Fund and its shareholders.

Equity Funds - December 31, 2021 (Unaudited) - Supplemental Information - 211
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted
their evaluation of the respective firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved. In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser(s). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and

212 - Supplemental Information - December 31, 2021 (Unaudited) - Equity Funds
transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
With respect to NVIT Multi-Manager Mid Cap Value Fund,
the Trustees noted that the Fund was shown to pay actual
management fees and to have total expense ratios at levels
below its peer group median. With respect to NVIT Multi-
Manager Small Cap Growth Fund, the Trustees noted that,
although the Fund was shown to pay actual management
fees at a level higher than its peer group median (in the fifth quintile), the Fund’s total expense ratio was at a level below its peer group median. As to the NVIT Multi-Manager Small
Cap Value Fund and NVIT Multi-Manager Small Company
Fund, the Trustees considered that, although each Fund was
shown to pay actual management fees in the fifth quintile of its peer group, the Fund’s total expense ratio was within what the
Trustees considered to be an acceptable margin of the Fund’s median (in the case of the NVIT Multi-Manager Small Cap
Value Fund, within approximately two basis points of median, and in the case of the NVIT Multi-Manager Small Company
Fund, within approximately three basis points of median).
The Trustees noted that NVIT Multi-Manager Small Cap
Growth Fund and NVIT Multi-Manager Small Company Fund
had experienced three-year performance for the period ended
June 30, 2021 above the median of their peer groups, and
that, although NVIT Multi-Manager Small Cap Value Fund had
experienced three-year performance in the fifth comparative
quintile, its performance had improved to the second
comparative quintile for the one-year period ended that date.
With respect to the NVIT Multi-Manager Mid Cap Value Fund,
the Trustees noted that the Fund had experienced three-
year performance for the period ended June 30, 2021 in the
fifth quintile of its peer group, and considered the Adviser’s statements that one of three Sub-Advisers to the Fund was
terminated in October 2020 and that additional time was
necessary to consider the Fund’s performance in light of the reallocation of assets to the remaining two Sub-Advisers.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
NVIT Multi-Manager Mid Cap Value Fund
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 6-8 meeting of the Board of Trustees, the
Board, including the Independent Trustees, discussed and
unanimously approved, on behalf of the NVIT Multi-Manager
Mid Cap Value Fund (the “Fund”), the appointment of Sycamore
Capital Management (“Sycamore”), a franchise of Victory
Capital Management, Inc. (“Victory”), as sub-adviser to a portion of the Fund pursuant to a new sub-advisory agreement (the
“Sub-advisory Agreement”) between Victory and Nationwide
Fund Advisors (“NFA”). The Board was provided with detailed
materials relating to Sycamore and Victory in advance of the meeting. Before approving the Sub-advisory Agreement, the
Independent Trustees met in executive session with their
independent legal counsel to discuss information relating to the
Agreement.
In making their determinations, the Trustees took into account information provided to them as to the services to be provided by Sycamore under the Sub-advisory Agreement, including
information relating to the investment strategies and processes that Sycamore would utilize in managing a sleeve of the Fund, and the compatibility of those strategies and processes with those of the Fund’s two existing sub-advisers. The Board
also considered the experience of the Sycamore investment
personnel who would be managing the sleeve. The Board
considered information concerning the past performance record of Sycamore in managing an investment strategy that is similar to the strategy to be used for this sleeve of the Fund. The Board also considered the amount of the Fund’s assets NFA intended to allocate initially for management by Sycamore.
The Board considered the sub-advisory fee rate that NFA would pay to Sycamore with respect to the Fund, and information
relating to the effect of adding Sycamore as a sub-adviser to the Fund on the overall amount of sub-advisory fees payable
by NFA. The Board noted that the initial allocation of the Fund’s assets and the sub-advisory fee schedule proposed with
respect to Sycamore were anticipated to result in an overall lower effective sub-advisory fee rate to be paid by NFA with respect to the Fund. The Board noted that NFA agreed to share approximately 50% of the reduction in sub-advisory fees with the Fund’s shareholders by reducing its advisory fee through a fee waiver.

Equity Funds - December 31, 2021 (Unaudited) - Supplemental Information - 213
The Board also considered that the non-compensatory terms
of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding
Sycamore’s expected profitability from the Sub-advisory
Agreement. The Board considered information regarding the
profitability of the Fund to NFA in recent periods.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Trustees,
including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a
two-year period commencing from the execution of the Sub-
advisory Agreement.
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Discovery 8.75%
Defensive Style 100.00
Equity Dividend 39.66
U.S. Core 45.72
U.S. Equity Income 38.76
Sustainable U.S. Equity 37.10
U.S. Equity 30.43
Large Cap Growth 15.41
Mid Cap Value 38.01
Small Cap Growth 44.87
Small Cap Value –
Small Company –
Multi Cap Opportunities 86.80
Real Estate 0.79
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Discovery $ 92,803,963
Defensive Style 34,781,117
Equity Dividend 5,318,535
U.S. Core 10,578,341
U.S. Equity Income –
Sustainable U.S. Equity 12,785,957
U.S. Equity 171,935
Large Cap Growth 33,313,267
Mid Cap Value –
Small Cap Growth 14,013,002
Small Cap Value –
Small Company 4,375,988
Multi Cap Opportunities 5,159,791
Real Estate –
Amounts designated as "−" are zero or have been rounded to zero.

Equity Funds - December 31, 2021 - Management Information - 215
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

216 - Management Information - December 31, 2021 - Equity Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - December 31, 2021 - Management Information - 217
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

218 - Market Index Definitions - December 31, 2021 - Equity Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds - December 31, 2021 - Market Index Definitions - 219
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

220 - Market Index Definitions - December 31, 2021 - Equity Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Equity Funds - December 31, 2021 - Market Index Definitions - 221
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

222 - Market Index Definitions - December 31, 2021 - Equity Funds
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
(formerly, Amundi NVIT Multi Sector Bond Fund)
NVIT BNY Mellon Core Plus Bond Fund
(formerly, NVIT Core Plus Bond Fund)
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
(formerly, DoubleLine NVIT Total Return Tactical Fund)
NVIT Federated High Income Bond Fund
(formerly, Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Short Term Bond Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 36
Statements of Investments 39
Statements of Assets and Liabilities 114
Statements of Operations 122
Statements of Changes in Net Assets 126
Financial Highlights 138
Notes to Financial Statements 149
Report of Independent Registered Public Accounting Firm 180
Supplemental Information 181
Management Information 187
Market Index Definitions 190

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT Amundi Multi Sector Bond Fund - December 31, 2021 - Fund Commentary - 3
For the annual reporting period ended December 31, 2021,
the NVIT Amundi Multi Sector Bond Fund (formerly, Amundi
NVIT Multi-Sector Bond Fund) Class I returned 5.24% versus
-1.54% for its benchmark, the Bloomberg U.S. Aggregate
Bond Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, U.S. Insurance Multisector
Bond (consisting of 339 Funds as of December 31, 2021), was
5.24% for the same period. Performance for the Fund's other
share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report's Fund Performance
section
The market environment over the past year was defined by
pivotal U.S. elections, a COVID-19 vaccine led reopening of
the U.S. economy, higher U.S. interest rates and modestly
narrower credit market spreads. The Fund’s main positioning
themes were generally aligned with such macro developments.
Fiscal and monetary stimulus propelled risk assets through
the first half of the year, driving high-yield spreads from 360 basis points* at the end of 2020 down to 268 basis points at the end of June 2021. During this time, interest rates measured
by the 5-year Treasury yield moved in the opposite direction, climbing from 0.36% to 0.89% over the 6-month period. With
the U.S. economy fueled by a pent-up desire for travel and
retail commerce, demand for energy products like gasoline
and natural gas shot up, as they also did for consumer
goods like automobiles, household goods and electronics.
With the remnant of the COVID-19 outbreak causing global
manufacturing bottlenecks, however, necessary input items
such as raw materials and computer chips experienced extreme shortages, limiting final throughput below levels needed to
match demand. In response, price pressures drove inflation
numbers higher in both commodities and end consumer goods,
leading to a sizeable upward shift in intermediate and long-
term U.S. interest rates and causing broad-based losses for
intermediate duration fixed income indices.
During the summer months, the longer end of the curve retraced some the early year sell-off as investors questioned whether recent price increases were “transitory” or persistent. Supply shortages, however, began to move beyond commodities and
consumer goods and into the labor markets as businesses
increased wages in order to maintain proper staffing levels.
With signs of building wage pressures re-stoking longer-term inflation concerns, interest rates again shifted higher in the fall and winter. The U.S. Consumer Price Index closed the year
at a +6.8% year-over-year pace. The Fund routinely utilizes
derivatives to hedge portfolio interest rate exposures and, in turn, help protect against elevated interest rate volatility. Those positions generally contributed to overall performance (5-year rates increased 90 basis points and 10-year rates increased 60 basis points during the reporting period) and helped dampen
return volatility as interest rates oscillated.
During the reporting period, the Fund’s corporate exposure
benefitted from positive economic growth data, impressive
company financial results and continued global investor demand for yield. Broadly speaking, the Fund’s net corporate allocation was the largest positive contributor to performance. Given
high yield and investment grade corporate spreads tightened
during the period, the long cash bond positions appreciated in value. The only detracting allocation for the period was the
Fund’s related corporate hedge positions, which were used to reduce overall corporate credit market beta** risk. The Fund continues to hold long corporate cash bonds as well as broad credit market hedge positions.
The Fund’s securitized credit exposure, which is generally
related to the U.S. consumer, was the other significant contributor during the reporting period. U.S. housing prices continued to trend upwards while payment delinquencies favorably trended
lower. This supported valuations for various security types
backed by U.S. mortgages. Positive consumer balance sheet
tailwinds also supported other asset-backed securities, such as investments secured by auto loans and credit card payments.
With travel, retail activity, and return to office trends shrugging off Omicron fears, commercial mortgage-backed securities
backed by hotels, shopping centers, and office buildings
also contributed to returns. The Fund remains invested in
securitized credit assets with exposure to U.S. residential and commercial mortgages and asset-backed securities.
While the market slowly accepts COVID-19 as a permanent
economic factor and less of a shock-and-response type
phenomenon, we remain focused on the important fundamental
developments in wage growth. As we have noted previously,
persistently higher wages are likely a condition for sustained and broad future prices gains in goods and services. Wages
broadly moved higher in 2021, and we expect more to come
in 2022. While we continue to see a risk to higher near-term inflation, the recent increase in two- and three-year Treasury yields has priced in a pace of Federal Reserve (“Fed”) rate
hikes generally consistent with such an outcome. We disagree, however, with market pricing beyond the three-year part of the yield curve and anticipate that the Fed will eventually need to tighten policy further. If so, this should translate through to higher intermediate and long-term yields. Spread assets
can modestly outperform Treasuries over the medium term
horizon due to the combination of solid economic growth and
excess investor demand for yield. However, spread or “beta”
compensation largely reflects such outcomes. As a result, we have reduced overall spread exposure relative to earlier this year and remain focused on targeted security selection and
sector allocation themes.
The Fund did not experience any liquidity issues that had a
material impact on performance.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Jonathan M. Duensing, CFA, Kenneth J. Monaghan
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.

4 - Fund Commentary - December 31, 2021 - NVIT Amundi Multi Sector Bond Fund
**Beta is a measure of a stock's volatility in relation to the overall market. If a stock is less volatile than the market, the stock's beta is less than 1.0
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go
down, bond prices go up). The Fund may also invest in high-
yield bonds, which are more volatile and are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and
business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may invest in corporate loans
(which have speculative characteristics and are high risk). The
Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (many of
which create investment leverage and illiquidity and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
z
Asset Allocation
1
Corporate Bonds 53.0%
Collateralized Mortgage Obligations 18.6%
Commercial Mortgage-Backed Securities 10.1%
Asset-Backed Securities 7.8%
Loan Participations 4.4%
Foreign Government Securities 3.2%
Convertible Bonds 1.8%
Repurchase Agreements 1.8%
Convertible Preferred Stock 1.0%
Common Stock
†
0.0%
Forward Currency Contracts
†
(0.0)%
Futures Contracts (0.4)%
Credit Default Swaps (0.5)%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.7%
Consumer Finance 4.2%
Airlines 3.9%
Pharmaceuticals 3.0%
Banks 2.8%
Media 2.4%
Equity Real Estate Investment Trusts (REITs) 2.2%
Electric Utilities 2.2%
Food Products 2.1%
Hotels, Restaurants & Leisure 2.0%
Other Industries
#
65.5%
100.0%
Top Holdings
2
Connecticut Avenue Securities Trust, 9.35%,
11/25/2039 1.5%
Energy Transfer LP, 7.13%, 5/15/2030 1.3%
UniCredit SpA , 5.86%, 6/19/2032 1.2%
FHLMC STACR Trust, 11.10%, 10/25/2048 1.2%
SLG Office Trust, 2.85%, 7/15/2041 1.2%
Oaktown Re III Ltd., 4.45%, 7/25/2029 1.1%
Uniti Group LP, 6.00%, 1/15/2030 1.1%
Gol Finance SA, 8.00%, 6/30/2026 1.1%
Morgan Stanley Bank of America Merrill Lynch Trust,
3.36%, 5/15/2050 1.1%
BX Trust, 2.01%, 10/15/2036 1.1%
Other Holdings
#
88.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Amundi Multi Sector Bond Fund - December 31, 2021 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 5.24% 4.42% 4.21% 10/31/1997
Bloomberg U.S. Aggregate
Bond Index (1.54)% 3.57% 2.90%
Blended Index
*
(0.92)% 4.10% 3.54%
Expense Ratios
Expense
Ratio
^
Class I 0.83%
*
The Blended Index comprises 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market Index,
15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index.
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2021 - NVIT Amundi Multi Sector Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Amundi Multi Sector Bond Fund versus performance of the Bloomberg U.S. Aggregate Bond Index and the Blended Index* over the 10-year period ended 12/31/21. Unlike the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
* The Blended Index comprises 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market
Index, 15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index.

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Fund Commentary - 7
For the annual reporting period ended December 31, 2021, the
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core
Plus Bond Fund) Class Y returned -0.50% versus -1.54% for its benchmark, the Bloomberg U.S. Aggregate Index. For broader
comparison, the return for the Fund's closest Morningstar
®
peer category, U.S. Insurance Intermediate Core-Plus Bond
(consisting of 94 Funds as of December 31, 2021), was -1.07%
for the same period. Performance for the Fund's other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report's Fund Performance section.
The following commentary was provided by Neuberger
Berman Investment Advisers, LLC, who managed the Fund
from January 1, 2021 through September 6, 2021:
As the economy reopened strongly, U.S. growth and inflation
exceeded expectations, and the bond market began to price
an eventual tightening of monetary policy. Higher government bond yields drove negative returns for the benchmark. The
Fund had an underweight in duration relative to the benchmark, which contributed to results, but this was offset by a detraction from the Fund’s yield curve positioning. The Fund’s allocation to
Treasury Inflation Protected Securities contributed as inflation expectations moved higher.
Within corporate credit markets, Investment Grade and High Yield spreads tightened over the period. In addition to the improving macroeconomic background, corporate credit fundamentals
generally remained sound, and default expectations were low.
The Fund’s sector overweighted allocations in Investment
Grade and High Yield bonds both contributed to performance.
Security selection within Investment Grade bonds contributed as well.
Positioning within securitized sectors contributed overall with a sector overweight to Non-Agency Mortgage-Backed Securities
as the top contributor to Fund performance and security
selection within Agency Mortgage-Backed Securities detracting most from Fund performance.
The portfolio utilized government bond futures for duration and yield curve management; this derivatives usage moderately
contributed to performance.
Subadviser:
Neuberger Berman Investment Advisers LLC
Portfolio Managers:
Thanos Bardas; David M. Brown, CFA; Nathan Kush; Thomas
A. Sontag; Brad C. Tank
The following commentary was provided by Insight
North America, LLC, who managed the Fund beginning
September 7, 2021 through the end of the reporting period
and still manages the Fund.
The Fund’s gross performance relative to the benchmark, the
Bloomberg U.S. Aggregate Index, was positive for the period.
The primary driver to the Fund’s outperformance was the
overweight allocation to below investment grade bonds. The
high yield component of the fixed-income markets delivered
more than 600bp of excess return during calendar year
2021. Throughout the year the Fund also benefited from an
underweight allocation to agency MBS. This was motivated
by valuations along with negative technical factors such
as Federal Reserve (“Fed”) tapering and the potential for a
balance sheet unwind. The Fund also benefited from strong
performance in the structured credit (ABS) markets, which
was an overweight. Many of these investments are highly
structured or floating rate in nature and tend to react a bit less to the volatility within the rates market. The Fund’s security selection within investment grade credit was a detractor from performance. Credit spreads moved wider in the fourth quarter as the Fed made a hawkish pivot along with the arrival of
the Omicron variant. This led to wider spreads for corporate credit and for some of the higher beta names that are owned
within the Fund. Emerging market investments were also a
headwind with respect to performance. Globally, central banks are leaning towards tightening policy which has strengthened the currency of many developed countries at the expense of
EM. Also note that higher commodity prices and the Omicron
variant present additional sources of volatility for Emerging
Markets. Finally, the Fund’s positioning with respect to interest rates and yield curve was modestly negative during the period.
Despite maintaining a headline short duration position relative to the index, the Fund was exposed at times to the front end of the curve which underwent an abrupt repricing as the market
priced in additional hikes from the Fed. The Fund did hold long and short positions in U.S. Treasury futures. These derivatives were used for duration management and hedging purposes
only and did not have an impact on performance.
The Fund remains overweight to corporate credit: both
investment-grade and high-yield based upon strong
Fundamentals and a historically low rate of default, which is expected to remain subdued in the coming year. The Fund
modestly decreased the allocation to high yield in the fourth quarter, taking profits when valuations appeared fulsome.
The Fund looks to add to esoteric structured investments
and Collateralized Loan Obligations as Fundamentals remain
sound while valuations remain attractive. The Fund maintains underweight positions to mortgage-backed securities and the
government agency sector as those areas are likely to be
negatively impacted as the Fed taper continues along with the expected balance sheet unwind. The Fund has an overweight
to the emerging markets which is likely to remain in place to varying degrees. Lastly the Fund currently maintains a shorter duration than its index. The size of this relative short position is likely to vary based upon the market pricing for Fed rate hikes along with prevailing inflation data.
Subadviser:
Insight North America LLC
Portfolio Managers:
Gautam Khanna, and James DiChiaro
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest

8 - Fund Commentary - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund invests in high-yield securities, which are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg
Finance L.P. and its affiliates including Bloomberg Index
Services Limited, the administrator of the index, and have
been licenses for use for certain purposes by Nationwide.
Bloomberg is not affiliated with Nationwide, and Bloomberg
does not approve, endorse, review or recommend this product.
Bloomberg does not guarantee the timeliness, accurateness,
or completeness of any date or information relating to this
product.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Corporate Bonds 49.2%
U.S. Treasury Obligations 29.0%
Mortgage-Backed Securities 13.8%
Asset-Backed Securities 5.2%
Foreign Government Securities 2.0%
Commercial Mortgage-Backed Securities 1.3%
Supranational 0.7%
Collateralized Mortgage Obligations 0.7%
U.S. Government Agency Securities 0.5%
Municipal Bond 0.2%
Futures Contracts (0.1)%
Liabilities in excess of other assets (2.5)%
100.0%
Top Industries
2
Banks 6.8%
Oil, Gas & Consumable Fuels 4.6%
Media 3.0%
Consumer Finance 2.6%
Capital Markets 2.6%
Electric Utilities 2.3%
Diversified Telecommunication Services 2.2%
Chemicals 1.9%
Insurance 1.7%
Health Care Providers & Services 1.5%
Other Industries 70.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.75%, 8/31/2026 4.6%
U.S. Treasury Bonds, 1.75%, 8/15/2041 4.4%
U.S. Treasury Notes, 0.88%, 9/30/2026 3.8%
U.S. Treasury Bonds, 2.38%, 5/15/2051 3.6%
U.S. Treasury Notes, 1.25%, 9/30/2028 3.2%
U.S. Treasury Notes, 1.25%, 8/15/2031 2.3%
FHLMC UMBS, 1.50%, 11/1/2036 2.0%
U.S. Treasury Bonds, 3.13%, 8/15/2044 1.9%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 1/25/2052 1.4%
FNMA/FHLMC UMBS, 15 Year, Single Family,
2.50%, 1/25/2037 1.1%
Other Holdings 71.7%
100.0%
1 Percentages indicated are based upon net assets as of December 31, 2021.
2 Percentages indicated are based upon total investments as of December 31, 2021.

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (0.72)% 4.13% 3.44% 3/24/2008
Class II (0.93)% 3.90% 3.19% 3/24/2008
Class P N/A N/A (1.36)%* 9/22/2021
Class Y (0.50)% 4.30% 3.61% 3/24/2008
Bloomberg U.S. Aggregate
Bond Index (1.54)% 3.57% 2.90%
Expense Ratios
Expense
Ratio
^
Class I 0.65%
Class II 0.90%
Class P 0.75%
Class Y 0.50%
N/A — Not Applicable.
*
Not annualized.
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT BNY Mellon Core Plus Bond Fund versus performance of the Bloomberg U.S. Aggregate Bond Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Core Bond Fund - December 31, 2021 - Fund Commentary - 11
For the annual reporting period ended December 31, 2021, the
NVIT Core Bond Fund Class Y returned -0.88% versus -1.54%
for its benchmark, the Bloomberg U.S. Aggregate Bond Index.
For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Intermediate Core
Bond (consisting of 97 Funds as of December 31, 2021), was
-1.57% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the average
annual total return chart in this report's fund performance
section.
On a relative basis, the Fund outperformed the benchmark, the
Bloomberg U.S. Aggregate Bond Index, by 66 basis points*
during 2021. The Fund was overweight investment grade
and non-investment grade corporates, which outperformed
relative to the benchmark. The Fund’s overweight position in
Asset Backed Securities (“ABS”), primarily collateralized loan obligations, contributed positively to performance. The Fund’s underweight position in Treasuries also performed well as
rates were higher on the year with a flatter curve and strong performance in fixed income spread product**.
The Fund’s positions in Agency Mortgage Backed Securities
(“MBS”), Commercial Mortgage Backed Securities (“CMBS”),
non-Agency housing, and cash were the weakest performers
on the year. The Fund is underweight Agency MBS, but
overweight CMBS and non-Agency housing and continues to
hold those positions.
During the year, the Fund employed the use of derivatives,
such as futures, swaps, and options, to manage duration and
yield curve exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes
in interest rates. Overall, futures contributed negatively to performance for the year. Over 60% of the NVIT Core Bond is
rated single-A or higher.
The Fund did not experience any liquidity issues that had a
material impact on performance.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA; and Corsan Maley
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.
** “Spread product” is the term for taxable (as opposed to
municipal) bonds that are not Treasury securities. Agency
securities, asset-backed securities, corporate bonds, high-
yield bonds and mortgage-backed securities are various types of spread product.
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile).
These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund is also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly volatile. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg
Finance L.P. and its affiliates including Bloomberg Index
Services Limited, the administrator of the index, and have
been licenses for use for certain purposes by Nationwide.
Bloomberg is not affiliated with Nationwide, and Bloomberg
does not approve, endorse, review or recommend this product.
Bloomberg does not guarantee the timeliness, accurateness,
or completeness of any date or information relating to this
product.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2021 - NVIT Core Bond Fund
10
Asset Allocation
1
Corporate Bonds 38.5%
Asset-Backed Securities 20.0%
Mortgage-Backed Securities 18.4%
U.S. Treasury Obligations 14.9%
Collateralized Mortgage Obligations 3.0%
Commercial Mortgage-Backed Securities 2.5%
Municipal Bonds 1.5%
U.S. Government Agency Security 1.3%
Repurchase Agreements 0.3%
Loan Participation 0.1%
Futures Contracts
†
0.0%
Purchased Option
†
0.0%
Credit Default Swaps
†
(0.0)%
Written Options
†
0.0%
Liabilities in excess of other assets (0.5)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 4.0%
Electric Utilities 3.6%
Banks 3.4%
Capital Markets 2.9%
Oil, Gas & Consumable Fuels 2.7%
Multi-Utilities 1.6%
Aerospace & Defense 1.4%
Diversified Telecommunication Services 1.2%
Consumer Finance 1.1%
Road & Rail 1.1%
Other Industries
#
77.0%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.25%, 3/31/2028 5.9%
U.S. Treasury Notes, 1.50%, 2/15/2030 3.9%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 1/25/2052 3.4%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 1/25/2052 3.3%
U.S. Treasury Notes, 0.25%, 6/15/2024 2.2%
FHLMC UMBS, 1.50%, 2/1/2036 1.6%
U.S. Treasury Notes, 0.38%, 4/15/2024 1.4%
Tennessee Valley Authority, 5.88%, 4/1/2036 1.3%
FHLMC UMBS, 1.50%, 1/1/2036 1.2%
U.S. Treasury Notes, 0.25%, 3/15/2024 1.1%
Other Holdings
#
74.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Core Bond Fund - December 31, 2021 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (1.03)% 3.70% 3.37% 3/24/2008
Class II (1.25)% 3.47% 3.12% 3/24/2008
Class Y (0.88)% 3.86% 3.52% 3/24/2008
Bloomberg U.S. Aggregate
Bond Index (1.54)% 3.57% 2.90%
Expense Ratios
Expense
Ratio
^
Class I 0.60%
Class II 0.85%
Class Y 0.45%
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2021 - NVIT Core Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Bond Fund versus performance of the Bloomberg
U.S. Aggregate Bond Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Fund Commentary - 15
For the annual period ended December 31, 2021, the NVIT
DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund) Class I returned -0.04% versus
-1.54% for its benchmark, the Bloomberg U.S. Aggregate Bond
Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Intermediate
Core-Plus Bond (consisting of 94 Funds as of December 31,
2021), was -1.07% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's fund performance section.
The NVIT DoubleLine Total Return Tactical Fund outperformed
the Bloomberg U.S. Aggregate Bond Index for the reporting
period. The relative outperformance was driven by the
Fund’s shorter duration position, and structured fixed-income allocation outperforming Investment Grade Corporate credits in the benchmark. The best performing sectors were non-agency
residential mortgage backed securities (“MBS”) and high-yield corporate bonds as interest income outweighed price declines, as well as bank loans which benefitted from rising LIBOR
rates. The two sectors that detracted from Fund returns were investment grade corporate bonds and agency MBS as price
declines outweighed interest income.
The three sectors that contributed to Fund performance during the period were non-agency residential MBS, high-yield
corporate bonds, and bank loans, which are all still held within the Fund. The sector with the lowest positive total return was the U.S. Treasury allocation, all three of which are still held in the Fund.
The Fund did not invest in derivatives during the period.
There were no material liquidity events that impacted Fund
performance.
Subadviser:
DoubleLine Capital LP
Portfolio Managers:
Philip A. Barach, Jeffrey E. Gundlach and Jeffrey J. Sherman,
CFA
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile).
These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims paying ability of the issuing company. The Fund may invest in corporate loans
(which have speculative characteristics and are high risk). The
Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund is non-diversified and may
concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives
(many of which create investment leverage and illiquidity, and are highly volatile).
Bloomberg
®
and its indexes are service marks of Bloomberg
Finance L.P. and its affiliates including Bloomberg Index
Services Limited, the administrator of the index, and have
been licenses for use for certain purposes by Nationwide.
Bloomberg is not affiliated with Nationwide, and Bloomberg
does not approve, endorse, review or recommend this product.
Bloomberg does not guarantee the timeliness, accurateness,
or completeness of any date or information relating to this
product.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
Asset Allo cation
1
Mortgage-Backed Securities 19.8%
Asset-Backed Securities 17.7%
U.S. Treasury Obligations 16.6%
Collateralized Mortgage Obligations 15.8%
Corporate Bonds 13.7%
Commercial Mortgage-Backed Securities 7.4%
Investment Company 3.1%
Foreign Government Securities 1.8%
Other assets in excess of liabilities 4.1%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 2.3%
Banks 1.6%
Electric Utilities 0.9%
Hotels, Restaurants & Leisure 0.6%
Capital Markets 0.6%
Health Care Providers & Services 0.6%
Diversified Telecommunication Services 0.5%
Media 0.4%
Equity Real Estate Investment Trusts (REITs) 0.4%
Chemicals 0.4%
Other Industries 91.7%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 1.88%, 11/15/2051 4.4%
DoubleLine Floating Rate Fund, Class I 3.2%
FNMA, 2.08%, 10/1/2033 3.0%
U.S. Treasury Notes, 1.63%, 5/15/2031 2.1%
U.S. Treasury Notes, 0.50%, 11/30/2023 1.9%
U.S. Treasury Notes, 1.50%, 11/30/2028 1.8%
FNMA UMBS, 2.50%, 11/1/2050 1.8%
FNMA UMBS, 2.00%, 5/1/2036 1.7%
U.S. Treasury Notes, 0.13%, 11/30/2022 1.7%
FHLMC, 3.50%, 4/15/2038 1.5%
Other Holdings 76.9%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class I (0.04)% 3.52% 2.58% 10/16/2017
Class II (0.45)% 3.25% 2.38% 10/16/2017
Class Y 0.00% 3.67% 2.75% 10/16/2017
Bloomberg U.S. Aggregate
Bond Index (1.54)% 4.79% 3.46%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.97% 0.85%
Class II 1.22% 1.00%
Class Y 0.72% 0.60%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT DoubleLine Total Return Tactical Fund from inception through 12/31/21 versus performance of the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Federated High Income Bond Fund - December 31, 2021 - Fund Commentary - 19
For the annual reporting period ended December 31, 2021, the
NVIT Federated High Income Bond Fund (formerly, Federated
NVIT High Income Bond Fund) Class I returned 4.96% versus
5.26% for its benchmark, the Bloomberg U.S. Corporate High-
Yield 2% Issuer Capped Index. For broader comparison,
the median return for the Fund's closest Morningstar
®
peer
category, U.S. Insurance High Yield Bond (consisting of 76
Funds as of December 31, 2021), was 4.92% for the same
period. Performance for the Fund's other share classes versus the benchmark is stated in the average annual total return chart in this report's fund performance section.
The major theme which impacted the high-yield market during
the reporting period was the ability of the U.S. economy to
achieve above trend growth despite several negative factors.
The first negative factor was the continual uncertainty over the course of the COVID-19 virus and its impact on the global economy. Early in the year, the introduction of vaccines gave hope that the virus’s impact would decline and economic
functions would return to normal. The appearance of variants such as Delta and Omicron, however, led to several waves
of new cases. This led to an uneven reopening of the global
economy. Another economic headwind was difficulties in the
global supply chain that hindered economic performance.
Another negative factor was the increase in the interest rate on
U.S. treasury securities in response to confidence in economic growth, signs that inflationary pressures may be more than
transitory and indications that the Federal Reserve would begin to taper its asset purchases and eventually begin raising the rate on Federal Funds. For example, the yield on 5-year U.S.
treasury securities increased 90 basis points* during the year.
Offsetting these negative factors was the very strong financial performance of U.S. high-yield issuers. This can be seen in
the decline in the default rate for high yield securities, which fell below 1%, and a substantially higher number of credit
rating agency upgrades of high yield securities compared to
downgrades.
The Fund benefitted from its overweight to the Oil Field
Services sector. Security selection in the Independent Energy and Pharmaceuticals sectors positively contributed to the
Fund’s performance in 2021. Three securities that were most
beneficial to the Fund’s performance in 2021 were Oasis equity,
Mallinckrodt, and Callon Petroleum. The Fund no longer has a position in Oasis equity but retains positions in Mallinckrodt and
Callon Petroleum.
The Fund’s performance in 2021 was negatively impacted
by its overweight to the underperforming Cable and Satellite and Packaging sectors. Security selection in the Automotive
sector also negatively impacted the Fund’s performance for the year. Three securities that were most detrimental to the Fund’s returns versus the benchmark in 2021 were Intelsat, Bausch
Health and Diamond Sports. The Fund still has positions in
Intelsat, Bausch Health and Diamond Sports.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on performance during the reporting period.
Subadviser:
Federated Investment Management Company
Portfolio Managers:
Mark E. Durbiano
*A basis point is a standard measure for interest rates and
other percentages in finance, representing one-one hundredth of one percent.
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in high-yield bonds, which are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may
invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile). The
Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S.
securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2021 - NVIT Federated High Income Bond Fund
Asset Allocation
1
Corporate Bonds 96.1%
Common Stocks 0.5%
Warrants
†
0.0%
Other assets in excess of liabilities 3.4%
100.0%
Top Industries
2
Cable Satellite 9.1%
Media Entertainment 8.6%
Midstream 7.7%
Healthcare 7.4%
Automotive 6.2%
Technology 5.8%
Independent Energy 5.3%
Insurance - P&C 5.2%
Packaging 4.8%
Gaming 3.8%
Other Industries 36.1%
100.0%
Top Holdings
2
HUB International Ltd., 7.00%, 5/1/2026 1.2%
1011778 BC ULC, 4.00%, 10/15/2030 1.0%
Clarios Global LP, 8.50%, 5/15/2027 0.9%
NFP Corp., 6.88%, 8/15/2028 0.8%
Flex Acquisition Co., Inc., 6.88%, 1/15/2025 0.8%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 0.7%
Garda World Security Corp., 9.50%, 11/1/2027 0.7%
Post Holdings, Inc., 5.75%, 3/1/2027 0.7%
CCO Holdings LLC, 4.75%, 3/1/2030 0.7%
Koppers, Inc., 6.00%, 2/15/2025 0.7%
Other Holdings 91.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Federated High Income Bond Fund - December 31, 2021 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 4.96% 5.74% 6.34% 10/31/1997
Bloomberg U.S. Corporate
High-Yield 2% Issuer
Capped Index 5.26% 6.28% 6.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.98% 0.91%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2021 - NVIT Federated High Income Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Federated High Income Bond Fund versus performance of the Bloomberg U.S. Corporate High Yield (HY) 2% Issuer Capped Index over the 10-year period ended 12/31/21. Unlike, the
Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Government Bond Fund - December 31, 2021 - Fund Commentary - 23
For the annual reporting period ended December 31, 2021, the
NVIT Government Bond Fund Class I returned -2.08% versus
-1.77% for its benchmark, the Bloomberg U.S. Government/
Mortgage Index. For broader comparison, the median return
for the Fund's closest Morningstar
®
peer category, U.S.
Insurance Intermediate Government (consisting of 30 Funds
as of December 31, 2021), was -1.77% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the average annual total return chart in this report's fund performance section.
The Fund began the year slightly long duration, which detracted from performance as yields climbed sharply higher. In addition, the Fund was positioned for a steeper yield curve in the third quarter, which detracted from performance as the yield curve flattened. The Fund ended the year close to neutral duration*.
Finally, the Fund’s small out-of-benchmark allocation to Non-
Agency Housing also detracted from performance as those
positions underperformed on the year.
On a relative basis, the Fund underperformed the benchmark,
the Bloomberg Barclays U.S. Government/U.S. MBS Index, by
31 basis points** during 2021. The Fund’s out-of-benchmark
allocations to agency debt and asset backed securities
contributed positively to performance. In addition, the Fund benefitted from a brief allocation to Treasury inflation protected securities, which outperformed as inflation accelerated. Finally, the Fund received positive contributions from its underweight to agency mortgage backed securities (“MBS”), which
underperformed as the Federal Reserve began tapering asset
purchases, and security selection within the Agency MBS/
Collateralized Mortgage Obligations± portfolio.
During the year, the Fund employed the use of derivatives,
specifically U.S. Treasury Futures, to manage duration
exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest
rates and curve shape. The Fund was short futures, which
contributed to performance as yields rose.
The Fund did not experience any liquidity issues that had a
material impact on performance during the reporting period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Chad W. Finefrock, CFA and Gary R. Hunt, CFA
*Neutral duration means that portfolio duration is set in an attempt to meet client objectives and does not incorporate
forecasts or speculation. There is no exposure to currency risk, high yield bonds or emerging market debt.
**A basis point is a standard measure for interest rates and other percentages in finance, representing one-one hundredth of one percent.
±CMO refers to a type of mortgage-backed security that
contains a pool of mortgages bundled together and sold as
an investment. Organized by maturity and level of risk, CMOs receive cash flows as borrowers repay the mortgages that act as collateral on these securities.
The Fund’s value is not guaranteed by the U.S. government
or any government agency. The Fund is subject to the risks
of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The fund is also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly volatile.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg
Finance L.P. and its affiliates including Bloomberg Index
Services Limited, the administrator of the index, and have
been licenses for use for certain purposes by Nationwide.
Bloomberg is not affiliated with Nationwide, and Bloomberg
does not approve, endorse, review, or recommend this product.
Bloomberg does not guarantee the timeliness, accurateness,
or completeness of any date or information relating to this
product.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2021 - NVIT Government Bond Fund
Asset Allocation
1
U.S. Government Agency Securities 26.8%
Mortgage-Backed Securities 26.1%
U.S. Treasury Obligations 20.7%
Corporate Bonds 11.9%
Collateralized Mortgage Obligations 6.1%
Asset-Backed Securities 6.0%
Short-Term Investment 2.1%
Repurchase Agreement 0.3%
Futures Contracts (0.1%)
Other assets in excess of liabilities 0.1%
100.0%
Top Holdings
2
Tennessee Valley Authority, 7.13%, 5/1/2030 6.9%
FFCB, 2.43%, 9/13/2027 5.5%
U.S. Treasury Bonds, 1.25%, 5/15/2050 5.1%
Private Export Funding Corp., 3.25%, 6/15/2025 3.5%
Private Export Funding Corp., 1.40%, 7/15/2028 3.5%
FFCB, 3.14%, 7/2/2026 3.4%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 1/25/2052 3.3%
FNMA, 2.50%, 9/25/2042 3.2%
U.S. Treasury Bonds, 2.50%, 2/15/2046 3.1%
FHLB, 2.75%, 12/11/2026 2.9%
Other Holdings
#
59.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Government Bond Fund - December 31, 2021 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (2.08)% 2.41% 1.60% 11/8/1982
Class II (2.36)% 2.15% 1.34% 7/8/2002
Class IV (2.08)% 2.41% 1.59% 4/28/2003
Class Y (1.93)% 2.55% 2.11% 4/30/2014
Bloomberg U.S.
Government/Mortgage
Index (1.77)% 2.85% 2.21%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.71% 0.70%
Class II 0.96% 0.95%
Class IV 0.71% 0.70%
Class Y 0.56% 0.55%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2021 - NVIT Government Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Government Bond Fund versus performance of the
Bloomberg U.S. Government (Govt)/Mortgage Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Government Money Market Fund - December 31, 2021 - Fund Commentary - 27
For the annual reporting period ended December 31, 2021, the
NVIT Government Money Market Fund Class I returned 0.00%
versus 0.02% for its benchmark, the iMoneyNet Money Fund
Average
™
Government All Index. For broader comparison, the
return for the Fund's closest Morningstar
®
peer category, U.S.
Fund Money Market (consisting of 564 Funds as of December
31, 2021), was 0.02% for the same period. Performance for
the Fund's other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report's Fund
Performance section.
Over the reporting period, the COVID-19 pandemic and the
resulting fiscal and monetary responses continued to shape
the economy. The global pandemic raged throughout 2020. In
December 2020, much needed vaccines were developed and
granted emergency use authorization. In the United States,
the vaccination roll-out was initially limited to seniors and those with pre-existing conditions. However, more widespread approval was granted and immunizations across the population increased in the first half of the year. As much of the economy was shut down after the pandemic, vaccinations provided an
opportunity for the economy to rebound from its earlier depths and gradually open.
In response to the economic realities of the pandemic, massive fiscal and monetary stimulus continued to be injected into the market in 2021. While the unemployment rate fell from the
2020 peak of 14.8%, 2021 began with unemployment still
above 6%. Economic conditions generally improved over the
course of the year. 2021 concluded with December non-farm
payrolls indicating only 190,000 new jobs were added to the
economy, a number less than economists forecasted for the
second consecutive month. The labor force participation rate, although inching up gradually, remains below pre-pandemic
levels (currently 61.9% compared to 63.3% in February 2020).
The headline unemployment rate continued to fall, closing the year at 3.9%.
Over the period, the Federal Reserve (“Fed”) maintained the
target range for federal funds at 0.00%-0.25%. This target
range has remained since the Fed lowered rates by 150 basis
points* over two cuts in March of 2020. The Fed committed
to Flexible Average Inflation Targeting, a policy whereby the
Fed would keep the current federal funds target rate until the economy meets the Fed’s goals of maximum employment and
inflation exceeds 2% “for some time”. The Fed also continued
Quantitative Easing(“QE”), a policy of systemically buying
U.S. Treasuries and mortgage-backed securities. Against this backdrop of monetary policy stimulus, yields on eligible U.S.
government money market securities anchored near the zero
lower bound.
After the pandemic began, the Treasury began to grow the
size of the Treasury General Account (“TGA”) by increasing
issuance to fund massive stimulus. At the beginning of 2021, the TGA remained elevated at $1.5 trillion, down from a record
$1.8 trillion. The Treasury bill yield curve from one month to one year began the year flat as investors rightly did not expect any tightening from the Fed. Yields across that term ranged from
0.08% to 0.09% at auction, as 2021 began.
The Treasury systematically shrunk its cash balance over the course of 2021 in anticipation of reaching the debt limit. During the second quarter of 2021 the downward pressure on yields
was clear. Auctions fetched yields as low as 0.00%, and some
Treasury bills in the secondary market traded with negative
yields. Similarly, overnight triparty repurchase agreements
routinely traded with yields of 0.00% to 0.01%.
Responding to these stresses, at the June 2021 Federal
Open Market Committee (“FOMC”) meeting the Fed raised
the rate it pays on its Triparty Reverse Repurchase Facility
(“RRP”) from 0.00% to 0.05%, and it raised the interest rate it pays banks for excess reserves from 0.10% to 0.15%. These
moves termed “technical” by Chairman Powell set a new floor
on many money market rates. Yields on Treasury bills, triparty repo, and federal funds all moved slightly higher following this much needed action by the Fed. Eligible counterparties to
the RRP increasingly opted to park cash with the Fed on an
overnight basis at the new, elevated rate of 0.05%. This trend has continued, and December 31, 2021, saw a record $1.9
trillion placed at the Fed under the RRP.
The debt limit suspension period ended on July 31, 2021, and the Treasury Department began conducting “extraordinary
measures” that would allow Treasury to remain under the debt limit and pay its bills for a period of time. In late September,
Treasury Secretary Janet Yellen pegged the “X-date,” the
date by which the Treasury’s expenditures exceeds its cash
balance, as October 18. The Congressional Budget Office
(“CBO”) cited the end of October into early November as the
period in which Treasury would run out of funds. Ripples in
the short-term Treasury market ensued. Yields on Treasury
bills maturing from mid-October to early November increased
as much as ten basis points. Prior to reaching that “X-date,”
Congress reached a temporary deal, increasing the debt ceiling by $480 billion. This supplied short-term relief until a much welcomed $2.5 trillion debt limit increase was signed into law in mid-December. Treasury subsequently began to increase the
supply of Treasury bills, easing the related markets stresses experienced during much of the year.
Throughout the summer and into the second half of the year,
supply chain issues persisted. Inflation is permeating the
economy at historically elevated levels, well above the Fed’s target of 2%. The significant increase in prices has affected the consumer from the grocery store to the gas pump. Fed officials abandoned their reference to the elevated prices as “transitory.”
At the November FOMC meeting, the Fed acknowledged
that the economy met its test of “substantial further progress”
on both inflation and employment. This was the necessary
precondition for tapering of the $120 billion in monthly bond purchase under QE.
As the year ended, markets are pricing in a new, much more
aggressive monetary policy stance by the Federal Reserve. In addition to raising the overnight federal funds rate by twenty-
five basis points as soon as March, markets are increasing the

28 - Fund Commentary - December 31, 2021 - NVIT Government Money Market Fund
odds for multiple rate hikes in 2022, as well as a reduction in the Fed’s balance sheet in the second half of the year.
Over the course of 2021, allocation of Fund assets to Treasury securities increased from 46% to 51% and government agency
holdings fell from 30% to 15%. Triparty repurchase agreement holdings increased from 25% to 35% over the period. The
Fund’s weighted average maturity and weighted average life
ended 2021 at 38 days and 80 days, respectively, compared to
24 days and 84 days, one year earlier. We have positioned the
Fund to benefit from expected higher overall yields as interest rate hikes begin to be priced into.
Over the reporting period, government agency floating rate
notes (“FRNs”) provided the greatest yield to the Fund.
Particularly, FRNs with longer final maturities contributed to positive performance. The Fund began the reporting period
with 24% of the fund assets allocated to government agency
FRN’s. At the end of the period, the allocation fell to 11%. This is due to maturing securities not being replaced, as spreads on
FRN’s tightened considerably over the period. Similarly, U.S.
Treasury FRN’s also contributed to Fund performance. At the
end of December 2021, the Fund maintained a 4% allocation to
Treasury FRN’s, comparable to one year earlier.
Conversely, overnight triparty repurchase agreements and
Treasury bills purchased in the latter part of the first quarter and into the second quarter detracted from Fund performance.
As the U.S. Treasury made considerable cuts to Treasury bill issuance in anticipation of the looming debt ceiling, yields on triparty repo and Treasury bills fell. Triparty repo yields and
Treasury bill yields were as low as 0.005% to 0.01%. In June, the Fed made a technical adjustment and increased the rate
it pays on overnight triparty repurchase agreements from
0.00% to 0.05%. This resulted in dealer triparty repo generally matching the yield on the Fed’s RRP (0.05%) for most of the
second half of the year. The Fund’s allocation to Triparty repo increased from 32% to 35%, while the allocation to fixed rate
Treasuries increased from 41% to 47% over the period.
The Fund did not experience any liquidity events over the
period.
The Fund did not invest in derivatives during the reporting
period.
Subadviser:
Dreyfus Cash Investment Securities
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.
The Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The
Fund is open to all investors and although it seeks to preserve the value of the investment at $1.00 per share, it cannot
guarantee it will do so. You could lose money by investing in the Fund. The Fund may impose a fee upon sale of shares
or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market
conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial
support to the Fund at any time. The Fund may invest in shares of other government money market mutual funds, including
those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus for a more detailed description of the Fund’s principal risks.

NVIT Government Money Market Fund - December 31, 2021 - Fund Commentary - 29
Asset Allocation
1
U.S. Treasury Obligations 50.8%
Repurchase Agreements 34.6%
U.S. Government Agency Securities 14.8%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.04%, 1/13/2022 5.0%
U.S. Treasury Bills, 0.08%, 3/24/2022 4.0%
FHLB, 0.04%, 1/7/2022 3.9%
U.S. Treasury Notes, 1.13%, 2/28/2022 3.0%
U.S. Treasury Bills, 0.05%, 1/18/2022 3.0%
U.S. Treasury Bills, 0.05%, 2/22/2022 3.0%
U.S. Treasury Bills, 0.05%, 2/24/2022 3.0%
U.S. Treasury Bills, 0.07%, 3/10/2022 3.0%
U.S. Treasury Bills, 0.06%, 3/29/2022 3.0%
U.S. Treasury Bills, 0.05%, 2/17/2022 2.4%
Other Holdings
#
66.7%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

30 - Fund Commentary - December 31, 2021 - NVIT Government Money Market Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 0.00% 0.77% 0.38% 11/10/1981
Class II 0.00% 0.61% 0.31% 12/14/2009
Class IV 0.00% 0.77% 0.38% 4/28/2003
Class V 0.00% 0.80% 0.40% 10/31/2002
Class Y 0.00% N/A 0.83% 9/28/2018
iMoneyNet Money Fund
Average
TM
Government All 0.02% 0.79% 0.41%
Expense Ratios
Expense
Ratio
^
Class I 0.49%
Class II 0.74%
Class IV 0.49%
Class V 0.44%
Class Y 0.34%
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Government Money Market Fund - December 31, 2021 - Fund Commentary - 31
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Government Money Market Fund versus performance of the iMoneyNet Money Fund Average
TM
Government All over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - December 31, 2021 - NVIT Short Term Bond Fund
For the annual reporting period ended December 31, 2021, the
NVIT Short Term Bond Fund Class Y returned -0.19% versus
-0.47% for its benchmark, the Bloomberg U.S. Government/
Credit Bond 1-3 Year Index. For broader comparison, the
return for the Fund's closest Morningstar
®
peer category,
U.S. Insurance Short-Term Bond (consisting of 53 Funds as
of December 31, 2021), was -0.34% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report's Fund Performance section.
On a relative basis, the Fund outperformed the benchmark,
the Bloomberg U.S. Government/Credit 1-3 Year Index, by
27 basis points* during 2021. The Fund was overweight non-
investment grade corporates, which outperformed relative to
the benchmark as spreads tightened throughout the year. The
Fund was also overweight collateralized loan obligations, which also performed well during the year. The Fund’s underweight
position in Treasuries performed well as rates were higher and
Treasuries underperformed fixed income spread product.
During the year, the Fund employed the use of derivatives,
specifically Treasury futures, to manage duration exposure.
Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates.
The Fund used futures to hedge the longer duration of our
corporates and Agency Mortgage Backed Securities (“MBS”)
relative to the benchmark. Futures contributed positively to performance as rates rose over the period. Over 70% of the
Fund’s investments rated single-A or higher.
The Fund’s positions in investment grade corporates, MBS,
and non-Agency housing were the weakest performers on
the year. The investment grade corporate portion of the Fund underperformed the benchmark slightly during the year. The
MBS positions performed poorly and were reduced significantly near year-end. Non-agency housing was also weak, but the
Fund retained those positions.
The Fund did not experience any liquidity issues during the
reporting period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA and Corsan Maley
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile).
These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

NVIT Short Term Bond Fund - December 31, 2021 - Fund Commentary - 33
Asset Allocation
1
U.S. Treasury Obligations 33.0%
Asset-Backed Securities 29.2%
Corporate Bonds 27.8%
Collateralized Mortgage Obligations 6.9%
Repurchase Agreements 4.3%
Mortgage-Backed Securities 0.7%
Exchange Traded Fund 0.6%
Loan Participation 0.1%
Purchased Option
†
0.0%
Commercial Mortgage-Backed Security
†
0.0%
Futures Contracts (0.1)%
Written Options (0.1%)
Liabilities in excess of other assets (2.4)%
100.0%
Top Industries
2
Banks 6.2%
Oil, Gas & Consumable Fuels 2.3%
Capital Markets 2.2%
Pharmaceuticals 1.8%
Equity Real Estate Investment Trusts (REITs) 1.5%
Electric Utilities 1.4%
Automobiles 1.3%
Media 1.2%
Insurance 1.2%
Thrifts & Mortgage Finance 0.8%
Other Industries
#
80.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 3.00%, 9/30/2025 8.0%
U.S. Treasury Notes, 1.50%, 9/30/2024 4.9%
U.S. Treasury Notes, 2.00%, 5/31/2024 2.9%
U.S. Treasury Notes, 2.38%, 8/15/2024 2.9%
U.S. Treasury Notes, 0.38%, 4/15/2024 2.4%
U.S. Treasury Notes, 0.13%, 10/15/2023 2.2%
U.S. Treasury Notes, 1.75%, 7/31/2024 1.7%
U.S. Treasury Notes, 0.25%, 6/15/2024 1.7%
U.S. Treasury Notes, 1.50%, 2/15/2030 1.5%
U.S. Treasury Notes, 2.50%, 1/31/2024 1.4%
Other Holdings
#
70.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

34 - Fund Commentary - December 31, 2021 - NVIT Short Term Bond Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (0.44)% 1.99% 1.75% 3/24/2008
Class II (0.59)% 1.73% 1.49% 3/24/2008
Class Y (0.19)% 2.15% 1.90% 3/24/2008
Bloomberg U.S. 1-3 Year
Government/Credit Bond
Index (0.47)% 1.85% 1.39%
Expense Ratios
Expense
Ratio
^
Class I 0.54%
Class II 0.79%
Class Y 0.39%
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Short Term Bond Fund - December 31, 2021 - Fund Commentary - 35
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Short Term Bond Fund versus performance of the
Bloomberg U.S. 1-3 Year Government (Govt)/Credit Bond Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

36 - Shareholder Expense Example - December 31, 2021 - Fixed Income Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT Amundi Multi Sector Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,007.50 4.15 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
NVIT BNY Mellon Core Plus Bond Fund
Class I Shares
Actual
(b)
1,000.00 997.70 3.22 0.64
Hypothetical
(b)(c)
1,000.00 1,021.98 3.26 0.64
Class II Shares
Actual
(b)
1,000.00 997.20 4.48 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class P Shares
Actual
(d)
1,000.00 986.40 1.99 0.73
Hypothetical
(c)(e)
1,000.00 1,021.53 3.72 0.73
Class Y Shares
Actual
(b)
1,000.00 999.10 2.47 0.49
Hypothetical
(b)(c)
1,000.00 1,022.74 2.50 0.49

Fixed Income Funds - December 31, 2021 - Shareholder Expense Example - 37
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT Core Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,000.20 2.97 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59
Class II Shares
Actual
(b)
1,000.00 998.90 4.23 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class Y Shares
Actual
(b)
1,000.00 1,000.80 2.22 0.44
Hypothetical
(b)(c)
1,000.00 1,022.99 2.24 0.44
NVIT DoubleLine Total Return Tactical Fund
Class I Shares
Actual
(b)
1,000.00 1,001.50 2.93 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Class II Shares
Actual
(b)
1,000.00 999.50 4.94 0.98
Hypothetical
(b)(c)
1,000.00 1,020.27 4.99 0.98
Class Y Shares
Actual
(b)
1,000.00 1,001.00 2.93 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
NVIT Federated High Income Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,012.50 4.62 0.91
Hypothetical
(b)(c)
1,000.00 1,020.62 4.63 0.91
NVIT Government Bond Fund
Class I Shares
Actual
(b)
1,000.00 996.90 3.52 0.70
Hypothetical
(b)(c)
1,000.00 1,021.68 3.57 0.70
Class II Shares
Actual
(b)
1,000.00 995.00 4.78 0.95
Hypothetical
(b)(c)
1,000.00 1,020.42 4.84 0.95
Class IV Shares
Actual
(b)
1,000.00 996.90 3.52 0.70
Hypothetical
(b)(c)
1,000.00 1,021.68 3.57 0.70
Class Y Shares
Actual
(b)
1,000.00 995.70 2.82 0.56
Hypothetical
(b)(c)
1,000.00 1,022.38 2.85 0.56
NVIT Government Money Market Fund
Class I Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.85 0.36 0.07
Class II Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.85 0.36 0.07
Class IV Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.85 0.36 0.07
Class V Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.85 0.36 0.07
Class Y Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.85 0.36 0.07

38 - Shareholder Expense Example - December 31, 2021 - Fixed Income Funds
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT Short Term Bond Fund
Class I Shares
Actual
(b)
1,000.00 994.60 2.71 0.54
Hypothetical
(b)(c)
1,000.00 1,022.48 2.75 0.54
Class II Shares
Actual
(b)
1,000.00 993.10 3.97 0.79
Hypothetical
(b)(c)
1,000.00 1,021.22 4.02 0.79
Class Y Shares
Actual
(b)
1,000.00 995.20 1.96 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.
(d)
Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from September 23,
2021 through December 31, 2021 multiplied by 100/365 to reflect the period from commencement of operations.
(e)
Hypothetical expenses are equal to the Fund’s annualize d expense ratio multiplied by the average account value from July 1, 2021 through December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

NVIT Amundi Multi Sector Bond Fund - December 31, 2021 - Statement of Investments - 39
Asset-Backed Securities 7.8%
Principal
Amount ($) Value ($)
Airlines 0.7%
Air Canada Pass-Through
Trust, Series 2020-2, Class
A, 5.25%, 4/1/2029(a) 1,084,128 1,179,790
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 300,000 297,202
British Airways Pass-Through
Trust, Series 2020-1, Class
B, 8.38%, 11/15/2028(a) 183,537 210,734
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 320,586 333,762
2,021,488
Diversified Financial Services 7.1%
Amur Equipment Finance
Receivables VI LLC, Series
2018-2A, Class E, 5.45%,
11/20/2023(a) 300,000 301,393
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 3.49%,
11/15/2036(a)(b) 1,500,000 1,496,250
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,350,000 2,321,025
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,165,999
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,233,452
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 590,262
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 482,222
Generate CLO 4 Ltd., Series
2016-2A, Class CR, 2.28%,
4/20/2032(a)(b) 1,000,000 1,000,005
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,553,916
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 982,282
MF1 Ltd., Series 2021-
FL7, Class D, 2.66%,
10/16/2036(a)(b) 1,600,000 1,584,010
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 2,078,987
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,668,437
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 768,205
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
2.21%, 2/20/2030(a)(b) 650,000 650,129
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 267,642 271,852
Symphony CLO XXII Ltd.,
Series 2020-22A, Class C,
2.27%, 4/18/2033(a)(b) 400,000 400,308
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 1,007,719
19,556,453
Total Asset-Backed Securities
(cost $21,536,112)
21,577,941
Collateralized Mortgage Obligations 18.6%
Angel Oak Mortgage Trust I
LLC, Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,255,004
Bellemeade Re Ltd.
Series 2019-1A, Class B1,
4.10%, 3/25/2029(a)(b) 880,000 886,414
Series 2020-2A, Class B1,
8.60%, 8/26/2030(a)(b) 800,000 865,281
Bellemeade RE Ltd., Series
2021-3A, Class B1, 3.90%,
9/25/2031(a)(b) 2,100,000 2,042,666
Connecticut Avenue Securities
Trust
Series 2019-HRP1, Class
B1, 9.35%, 11/25/2039(a)(b) 4,100,000 4,346,528
Series 2021-R01, Class
1B2, 6.05%, 10/25/2041(a)
(b) 1,760,000 1,799,578
Eagle RE Ltd.
Series 2019-1, Class B1,
4.60%, 4/25/2029(a)(b) 2,850,000 2,864,433
Series 2020-2, Class B1,
7.10%, 10/25/2030(a)(b) 1,360,000 1,385,370
Series 2021-2, Class M2,
4.30%, 4/25/2034(a)(b) 2,690,000 2,696,376
FARM Mortgage Trust, Series
2021-1, Class B, 3.25%,
1/25/2051(a)(b) 713,030 631,545
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class
B2, 5.05%, 8/25/2033(a)(b) 1,775,000 1,814,506
Series 2021-HQA3, Class
B2, 6.30%, 9/25/2041(a)(b) 1,680,000 1,655,877
Series 2021-HQA4, Class
B2, 7.05%, 12/25/2041(a)(b) 590,000 596,650
Series 2020-DNA5, Class
B2, 11.55%, 10/25/2050(a)
(b) 260,000 340,708

40 - Statement of Investments - December 31, 2021 - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-DNA6, Class
B2, 5.70%, 12/25/2050(a)(b) 2,115,000 2,216,614
FHLMC STACR Trust, Series
2018-HQA2, Class B2,
11.10%, 10/25/2048(a)(b) 2,800,000 3,264,359
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2021-DNA7, Class
B2, 7.85%, 11/25/2041(a)(b) 2,410,000 2,533,451
Series 2020-HQA5, Class
B2, 7.45%, 11/25/2050(a)(b) 1,140,000 1,361,814
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.22%, 6/1/2051(a)(b) 94,799,848 755,365
FNMA, Series 2021-R02,
Class 2B2, 6.25%,
11/25/2041(a)(b) 590,000 609,954
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,467,854 348,481
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,313,200 171,018
Home RE Ltd., Series
2020-1, Class B1, 7.10%,
10/25/2030(a)(b) 300,000 308,076
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 32,833,442 266,466
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.14%, 12/25/2051(a)(b) 60,976,015 320,216
Series 2021-8, Class AX1,
IO, 0.14%, 12/25/2051(a)(b) 54,041,307 278,750
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.45%, 7/25/2029(a)(b) 3,270,000 3,180,964
Oaktown Re VII Ltd., Series
2021-2, Class B1, 4.45%,
4/25/2034(a)(b) 1,390,000 1,355,549
Radnor RE Ltd.
Series 2021-2, Class B1,
6.05%, 11/25/2031(a)(b) 1,570,000 1,612,996
Series 2021-1, Class M2,
3.20%, 12/27/2033(a)(b) 2,450,000 2,417,428
STACR Trust, Series 2018-
HRP2, Class B2, 10.60%,
2/25/2047(a)(b) 2,000,000 2,279,685
Traingle Re Ltd., Series
2020-1, Class B1, 7.85%,
10/25/2030(a)(b) 250,000 257,180
Triangle Re Ltd., Series
2021-3, Class B1, 5.00%,
2/25/2034(a)(b) 910,000 894,253
Verus Securitization Trust
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)(b) 100,000 103,203
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)(b) 110,000 112,374
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 357,846
Vista Point Securitization
Trust, Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 989,046
ZH Trust, Series 2021-
2, Class B, 3.51%,
10/17/2027(a) 1,170,000 1,118,077
Total Collateralized Mortgage Obligations
(cost $49,783,023)
51,294,101
Commercial Mortgage-Backed Securities 10.1%
BAMLL Commercial Mortgage
Securities Trust, Series
2021-JACX, Class E,
3.86%, 9/15/2038(a)(b) 965,000 962,942
BX Commercial Mortgage
Trust, Series 2021-
VOLT, Class F, 2.51%,
9/15/2036(a)(b) 1,000,000 990,568
BX Trust, Series 2021-
ARIA, Class D, 2.01%,
10/15/2036(a)(b) 3,000,000 2,986,848
COMM Mortgage Trust
Series 2015-CR26, Class D,
3.48%, 10/10/2048(b) 3,000,000 2,892,178
Series 2019-GC44, Class
D, 2.50%, 8/15/2057(a) 2,120,000 1,877,267
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 3.80%, 1/25/2051(a)(b) 1,275,000 1,308,217
Series 2021-MN3, Class
M2, 4.05%, 11/25/2051(a)
(b) 1,615,000 1,614,998
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
2.21%, 10/15/2036(a)(b) 700,000 698,834
Series 2021-IP, Class E,
3.66%, 10/15/2036(a)(b) 300,000 299,524
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.36%,
6/15/2049(a)(b) 2,500,000 1,703,817
Med Trust, Series 2021-
MDLN, Class F, 4.11%,
11/15/2038(a)(b) 2,300,000 2,276,942
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.21%, 4/15/2048(a)(b) 2,000,000 1,682,609
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 3,032,602
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
8.85%, 10/15/2049(a)(b) 2,136,000 2,291,375

NVIT Amundi Multi Sector Bond Fund - December 31, 2021 - Statement of Investments - 41
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 3,244,379
Total Commercial Mortgage-Backed
Securities
(cost $27,812,383) 27,863,100
Common Stock 0.0%
†
Shares
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stock
(cost $14,291)
0
Convertible Bonds 1.8%
Principal
Amount ($)
Airlines 1.1%
Air Canada, 4.00%, 7/1/2025 1,377,000 1,815,988
Spirit Airlines, Inc., 1.00%,
5/15/2026 1,288,000 1,110,308
2,926,296
Hotels, Restaurants & Leisure 0.5%
DraftKings , Inc., 0.00%,
3/15/2028(a) 1,789,000 1,347,117
Pharmaceuticals 0.2%
Tricida , Inc., 3.50%, 5/15/2027 1,260,000 693,882
Total Convertible Bonds
(cost $5,771,361)
4,967,295
Convertible Preferred Stock 1.0%
Banks 1.0%
Wells Fargo & Co., 7.50%, 1,926 2,870,761
Total Convertible Preferred
Stock (cost $2,766,607) 2,870,761
Corporate Bonds 53.0%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,408,291
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(c) 1,530,000 1,702,125
Airlines 2.1%
Aerovias de Mexico SA de CV ,
7.00%, 2/5/2025(a)(d) 650,000 622,375
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 415,000 431,548
5.75%, 4/20/2029(a) 345,000 368,709
Gol Finance SA ,
8.00%, 6/30/2026(a) 3,225,000 3,035,564
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,425,112
5,883,308
Auto Components 0.9%
Dealer Tire LLC ,
8.00%, 2/1/2028(a)(c) 1,247,000 1,298,027
Iochpe-Maxion Austria GmbH ,
5.00%, 5/7/2028(a) 1,280,000 1,252,813
2,550,840
Banks 2.9%
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.67%),
8.00%, 6/15/2024(c)(e)(f) 1,750,000 1,934,240
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(f) 1,815,000 1,790,841
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 940,000 891,120
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(c)(f) 3,000,000 3,290,980
7,907,181
Biotechnology 1.0%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 2,056,985
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a)(c) 590,000 601,930
2,658,915
Building Products 0.7%
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 1,815,000 1,852,217
Chemicals 1.9%
Braskem Idesa SAPI ,
6.99%, 2/20/2032(a) 680,000 682,557
INEOS Finance plc ,
2.88%, 5/1/2026(a) 1,685,000 1,933,719
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 1,355,000 1,443,075
Olympus Water US Holding
Corp. ,
6.25%, 10/1/2029(a)(c) 325,000 316,875
Trinseo Materials Operating
SCA ,
5.13%, 4/1/2029(a)(c) 935,000 953,700
5,329,926

42 - Statement of Investments - December 31, 2021 - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 1.5%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) EUR 850,000 944,984
4.63%, 6/1/2028(a)(c) 590,000 589,634
4.63%, 6/1/2028(a) 390,000 382,779
6.00%, 6/1/2029(a)(c) 520,000 505,700
GFL Environmental, Inc. ,
4.38%, 8/15/2029(a) 1,170,000 1,159,031
Nielsen Finance LLC ,
4.50%, 7/15/2029(a) 355,000 349,228
4.75%, 7/15/2031(a) 355,000 350,562
4,281,918
Communications Equipment 0.5%
CommScope , Inc. ,
4.75%, 9/1/2029(a)(c) 1,340,000 1,331,705
Construction & Engineering 1.2%
Artera Services LLC ,
9.03%, 12/4/2025(a) 1,055,000 1,116,121
Dycom Industries, Inc. ,
4.50%, 4/15/2029(a) 1,109,000 1,129,794
Stoneway Capital Corp. ,
10.00%, 3/1/2027(a)(d) 3,542,332 1,076,019
3,321,934
Consumer Finance 4.3%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 1,110,461
ASG Finance Designated
Activity Co. ,
7.88%, 12/3/2024(a)(c) 1,995,000 1,955,100
Avation Capital SA ,
8.25%, 10/31/2026(a)(g) 2,032,030 1,700,273
Ford Motor Credit Co. LLC ,
2.33%, 11/25/2025 1,890,000 2,237,836
3.63%, 6/17/2031 2,600,000 2,736,981
VistaJet Malta Finance plc ,
10.50%, 6/1/2024(a) 1,938,000 2,073,660
11,814,311
Diversified Telecommunication Services 1.6%
Altice France SA ,
5.13%, 1/15/2029(a)(c) 200,000 195,000
5.13%, 7/15/2029(a) 1,785,000 1,741,178
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a)(c) 1,355,000 1,280,489
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 1,203,622
4,420,289
Electric Utilities 2.2%
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 1,727,422
NRG Energy, Inc. ,
3.88%, 2/15/2032(a)(c) 1,675,000 1,641,500
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 2,500,000 2,594,550
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC,
4.38%, 5/1/2029(a) 85,000 85,139
6,048,611
Electrical Equipment 0.4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 1,187,017
Electronic Equipment, Instruments & Components 0.8%
Belden, Inc. ,
3.38%, 7/15/2031(a) 1,925,000 2,248,923
Energy Equipment & Services 1.2%
Nabors Industries Ltd. ,
7.50%, 1/15/2028(a) 795,000 719,475
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a)(c) 220,000 227,742
Precision Drilling Corp. ,
6.88%, 1/15/2029(a)(c) 284,000 289,458
Shelf Drilling Holdings Ltd. ,
8.88%, 11/15/2024(a) 710,000 727,750
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,443,031 1,385,202
3,349,627
Equity Real Estate Investment Trusts (REITs) 2.3%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a) 1,185,000 1,196,850
iStar , Inc. ,
4.25%, 8/1/2025(c) 1,955,000 1,998,987
Uniti Group LP ,
6.00%, 1/15/2030(a) 3,200,000 3,079,504
6,275,341
Food Products 2.2%
Lamb Weston Holdings, Inc. ,
4.13%, 1/31/2030(a)(c) 1,220,000 1,251,952
4.38%, 1/31/2032(a) 1,220,000 1,258,149
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a)(c) 2,245,000 2,135,579
Simmons Foods, Inc. ,
4.63%, 3/1/2029(a) 1,356,000 1,335,660
5,981,340
Hotels, Restaurants & Leisure 1.1%
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 880,075
Genting New York LLC ,
3.30%, 2/15/2026(a)(c) 605,000 599,134
Grupo Posadas SAB de CV ,
7.88%, 2/8/2022(a) 779,690 643,244
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 908,862
3,031,315
Household Durables 0.3%
TopBuild Corp. ,
4.13%, 2/15/2032(a)(c) 690,000 708,113

NVIT Amundi Multi Sector Bond Fund - December 31, 2021 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 1.4%
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(f) 2,010,000 2,423,304
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 1,146,388
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(f) 170,000 174,982
3,744,674
IT Services 0.1%
CA Magnum Holdings ,
5.38%, 10/31/2026(a) 305,000 315,294
Machinery 0.3%
Hillenbrand, Inc. ,
3.75%, 3/1/2031 700,000 701,750
Marine 1.5%
Danaos Corp. ,
8.50%, 3/1/2028(a) 975,000 1,067,625
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a)(c) 970,000 885,862
Seaspan Corp. ,
Reg. S, 6.50%,
4/29/2026(a) 1,800,000 1,928,053
5.50%, 8/1/2029(a) 380,000 383,800
4,265,340
Media 1.9%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 1,380,000 1,473,150
CSC Holdings LLC ,
4.63%, 12/1/2030(a)(c) 1,400,000 1,324,750
5.00%, 11/15/2031(a)(c) 300,000 289,125
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 693,000 194,040
Midas OpCo Holdings LLC ,
5.63%, 8/15/2029(a)(c) 1,846,000 1,889,842
5,170,907
Metals & Mining 1.3%
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 788,147
FMG Resources August 2006
Pty. Ltd. ,
4.38%, 4/1/2031(a)(c) 734,000 770,700
Novelis Corp. ,
3.25%, 11/15/2026(a) 275,000 277,406
3.88%, 8/15/2031(a) 420,000 417,375
TMS International Corp. ,
6.25%, 4/15/2029(a) 1,460,000 1,452,700
3,706,328
Corporate Bonds
Principal
Amount ($) Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc. ,
3.75%, 12/31/2024(a) 280,000 283,013
Oil, Gas & Consumable Fuels 9.8%
Baytex Energy Corp. ,
8.75%, 4/1/2027(a) 1,750,000 1,833,125
Delek Logistics Partners LP ,
7.13%, 6/1/2028(a) 1,260,000 1,310,400
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 3,629,000 3,683,435
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 544,630
5.05%, 4/1/2045 420,000 405,300
5.45%, 6/1/2047 1,620,000 1,634,410
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 1,025,000 1,014,750
Harbour Energy plc ,
5.50%, 10/15/2026(a)(c) 1,995,000 1,980,037
Kosmos Energy Ltd. ,
7.75%, 5/1/2027(a) 645,000 614,363
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,190,000 2,180,145
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 1,755,000 1,868,935
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,578,998
Neptune Energy Bondco plc ,
6.63%, 5/15/2025(a) 1,450,000 1,480,813
PBF Holding Co. LLC ,
9.25%, 5/15/2025(a) 380,000 361,475
Petroleos Mexicanos ,
6.70%, 2/16/2032(a) 2,047,000 2,067,470
6.75%, 9/21/2047 508,000 450,850
Southwestern Energy Co. ,
5.38%, 2/1/2029 615,000 650,362
4.75%, 2/1/2032 695,000 731,908
Strathcona Resources Ltd. ,
6.88%, 8/1/2026(a) 1,300,000 1,277,796
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,490,000 1,505,481
27,174,683
Pharmaceuticals 2.7%
Gruenenthal GmbH ,
3.63%, 11/15/2026(a) EUR 1,545,000 1,804,892
4.13%, 5/15/2028(a) 555,000 651,072
Jazz Securities DAC ,
4.38%, 1/15/2029(a) 800,000 828,352
Organon & Co. ,
2.88%, 4/30/2028(a) 555,000 636,107
4.13%, 4/30/2028(a) 395,000 401,419

44 - Statement of Investments - December 31, 2021 - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025 EUR 515,000 630,302
3.75%, 5/9/2027 200,000 226,277
4.38%, 5/9/2030 415,000 465,981
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 1,550,000 1,457,000
4.75%, 5/9/2027(c) 200,000 198,174
5.13%, 5/9/2029(c) 200,000 196,062
7,495,638
Professional Services 0.6%
CoreLogic , Inc. ,
4.50%, 5/1/2028(a)(c) 1,680,000 1,673,616
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 1,175,898
Specialty Retail 1.5%
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 660,000 672,375
Penske Automotive Group,
Inc. ,
3.75%, 6/15/2029(c) 1,615,000 1,600,869
Shiba Bidco SpA ,
4.50%, 10/31/2028(a) 1,710,000 1,966,303
4,239,547
Thrifts & Mortgage Finance 0.9%
Nationstar Mortgage Holdings,
Inc. ,
6.00%, 1/15/2027(a) 660,000 687,522
5.50%, 8/15/2028(a) 870,000 887,400
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a) 850,000 834,063
2,408,985
Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc. ,
4.13%, 5/15/2029(a) 805,000 804,573
Total Corporate Bonds
(cost $146,096,343)
146,453,493
Foreign Government Securities 3.2%
EGYPT 0.9%
Arab Republic of Egypt,
7.30%, 9/30/2033(a) 2,680,000 2,465,707
MEXICO 0.6%
United Mexican States,
4.28%, 8/14/2041 1,590,000 1,647,637
Foreign Government Securities
Principal
Amount ($) Value ($)
NIGERIA 0.4%
Federal Republic of Nigeria,
7.38%, 9/28/2033(a) 1,055,000 1,003,938
QATAR 0.8%
State of Qatar,
5.10%, 4/23/2048(a) 240,000 324,799
4.82%, 3/14/2049(a) 1,500,000 1,965,960
2,290,759
SERBIA 0.5%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 1,273,676
Total Foreign Government Securities
(cost $8,465,794)
8,681,717
Loan Participations 4.4%
Airlines 0.9%
Grupo Aeromexico , S.A.B.
de C.V.,DIP 1 Term Loan,
(ICE LIBOR USD 1 Month +
8.00%), 9.00%, 3/31/2022
^∞(f) 1,680,000 1,694,700
LaserShip , Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 4.50%), 5.25%,
5/7/2028 (f) 658,350 658,350
2,353,050
0
Auto Components 0.2%
Autokiniton US Holdings, Inc.,
Term Loan B, (ICE LIBOR
USD 3 Month + 4.50%),
5.00%, 4/6/2028 (f) 484,565 484,967
0
Construction Machinery 0.2%
PECF USS Intermediate
Holding III Corporation,
Term Loan, (ICE LIBOR
USD 2 Month + 0.00%),
4.75%, 12/15/2028 (f) 540,000 540,194
0
Diversified Telecommunication Services
0.2%
Cincinnati Bell Inc., Term
Loan B2, (ICE LIBOR USD
1 Month + 3.35%), 3.75%,
11/22/2028 (f) 525,000 524,344
0
Environmental Control 0.5%
MIP V Waste Holdings LLC,
Term Loan B, (ICE LIBOR
USD 1 Month + 3.25%),
3.75%, 12/8/2028 (f) 1,503,750 1,498,111
0

NVIT Amundi Multi Sector Bond Fund - December 31, 2021 - Statement of Investments - 45
Loan Participations
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0.3%
Petco Health and Wellness
Co., Inc., First Lien Term
Loan, (ICE LIBOR USD 3
Month + 3.25%), 4.00%,
3/3/2028 (f) 853,550 851,681
0
Hotels, Restaurants & Leisure 0.6%
Enterprise Development
Authority, Term Loan B,
(ICE LIBOR USD 1 Month +
4.25%), 5.00%, 2/28/2028
(f) 1,799,875 1,796,131
0
Media 0.6%
Radiate Holdco LLC, Term
Loan, (ICE LIBOR USD 1
Month + 3.25%), 4.00%,
9/25/2026 (f) 1,685,000 1,678,159
0
Metal Fabrication/Hardware 0.5%
Grinding Media, Inc. First Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.75%, 10/12/2028 (f) 1,396,500 1,393,009
0
Telecommunications 0.4%
Xplornet Communications, Inc.
Second Lien Term Loan,
(ICE LIBOR USD 3 Month +
7.00%), 7.50%, 10/1/2029
(f) 1,105,000 1,093,950
0
Total Loan Participations
(cost $12,189,614) 12,213,596
Repurchase Agreements 1.8%
Cantor Fitzgerald & Co.
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $894,119,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $911,997. (h)( i ) 894,115 894,115
MetLife, Inc.
0.06%, dated 12/31/2021,
due 1/3/2022, repurchase
price $2,000,010,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,820. (h)( i ) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $2,000,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$2,040,017. (h)( i ) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,894,115)
4,894,115
Total Investments
(cost $279,329,643) — 101.7%
280,816,119
Liabilities in excess of other
assets — (1.7)% (4,638,341)
NET ASSETS — 100.0%
$ 276,177,778
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $223,556,346 which represents 80.95% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2021.
(c) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $23,488,915, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,894,115 and by
$19,462,718 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.38%, and maturity dates ranging from 1/31/2022 –
8/15/2050, a total value of $24,356,833.
(d) Security in default.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2021.
The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2021.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.

46 - Statement of Investments - December 31, 2021 - NVIT Amundi Multi Sector Bond Fund
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$4,894,115.
( i ) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - December 31, 2021 - Statement of Investments - 47
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.76
USD
75,000,000 (6,270,930) (661,407) (6,932,337)
Markit CDX North
American High
Yield Index Series
37-V1 5.00 Quarterly 12/20/2026 2.92
USD
40,000,000 (3,415,731) (329,548) (3,745,279)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.44
USD
61,000,000 (1,244,647) (265,769) (1,510,416)
(10,931,308) (1,256,724) (12,188,032)
As of December 31, 2021, the Fund had $5,814,512 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of December 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 18,300,236 EUR 16,170,000 Brown Brothers Harriman Co. 1/20/2022 (115,308)
USD 849,144 GBP 637,283 Brown Brothers Harriman Co. 1/20/2022 (13,417)
Total unrealized depreciation (128,725)
Net unrealized depreciation (128,725)
Currency:
EUR Euro
GBP British pound
USD United States dollar

48 - Statement of Investments - December 31, 2021 - NVIT Amundi Multi Sector Bond Fund
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 47 3/2022 USD 7,540,563 129,335
129,335
Short Contracts
Euro- Bobl (16) 3/2022 EUR (2,427,100) 14,620
Euro-Bund (30) 3/2022 EUR (5,853,141) 82,092
U.S. Treasury 2 Year Note (26) 3/2022 USD (5,672,469) 4,809
U.S. Treasury 5 Year Note (284) 3/2022 USD (34,357,344) (149,403)
U.S. Treasury 10 Year Note (113) 3/2022 USD (14,742,969) (175,089)
U.S. Treasury 10 Year Ultra Note (238) 3/2022 USD (34,852,125) (640,456)
U.S. Treasury Ultra Bond (72) 3/2022 USD (14,193,000) (359,182)
(1,222,609)
(1,093,274)
As of December 31, 2021, the Fund had $1,495,208 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Statement of Investments - 49
Asset-Backed Securities 5.2%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 49,390 51,420
Commercial Services & Supplies 0.3%
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,186,000 4,090,141
Trestles CLO IV Ltd., Series
2021-4A, Class A, 1.29%,
7/21/2034(a)(b) 1,450,000 1,449,994
5,540,135
Diversified Financial Services 4.8%
Assurant CLO Ltd., Series
2019-5A, Class A1, 1.51%,
1/15/2033(a)(b) 3,600,000 3,600,677
Citigroup Mortgage Loan
Trust, Inc., Series 2006-
WFH4, Class M1, 0.52%,
11/25/2036(b) 478,872 478,789
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 4,008,248
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,949,794
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 1.67%,
10/15/2033(a)(b) 7,250,000 7,248,992
FREED ABS Trust, Series
2021-3FP, Class B, 1.01%,
11/20/2028(a) 2,880,000 2,854,955
Magnetite XXIV Ltd., Series
2019-24A, Class A, 1.45%,
1/15/2033(a)(b) 4,400,000 4,400,317
MF1 Ltd., Series 2021-
FL7, Class AS, 1.56%,
10/16/2036(a)(b) 6,378,500 6,342,652
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 7,525,567 7,397,143
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 7,000,000 6,974,724
Navient Student Loan Trust,
Series 2019-7A, Class A1,
0.60%, 1/25/2068(a)(b) 4,138,743 4,145,809
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 7,126,358
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 2,052,057 2,042,735
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 8,149,210
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 3,075,000 3,066,917
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 3,573,667 3,558,473
Textainer Marine Containers
VIII Ltd., Series 2020-
2A, Class A, 2.10%,
9/20/2045(a) 3,723,761 3,701,185
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 3,000,000 2,989,031
Voya CLO Ltd., Series
2019-2A, Class A, 1.40%,
7/20/2032(a)(b) 14,600,000 14,600,365
97,636,374
Equity Real Estate Investment Trusts (REITs)
0.1%
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 3,169,357
Total Asset-Backed Securities
(cost $106,805,537)
106,397,286
Collateralized Mortgage Obligations 0.7%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 1,274,607 1,273,063
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 1,447,785 1,455,611
New Residential Mortgage
Loan Trust, Series 2019-
NQM5, Class A1, 2.71%,
11/25/2059(a)(b) 1,970,151 1,978,126
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 3,627,299 3,582,034
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 731,562 738,606
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 4,552,953 4,500,190
Total Collateralized Mortgage Obligations
(cost $13,604,230)
13,527,630
Commercial Mortgage-Backed Securities 1.3%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(b) 4,100,000 4,175,902

50 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 5,148,445
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class B,
4.74%, 5/10/2045 4,325,000 4,364,335
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,161,537
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 4,014,513
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 4,192,230
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,760,960
Total Commercial Mortgage-Backed
Securities
(cost $27,494,914) 27,817,922
Corporate Bonds 49.2%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,605,902
3.63%, 2/1/2031 10,130,000 10,802,477
5.71%, 5/1/2040 1,560,000 2,003,676
5.81%, 5/1/2050 3,910,000 5,294,632
5.93%, 5/1/2060 1,930,000 2,678,230
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 705,000 732,759
6.38%, 6/15/2026 500,000 513,738
7.50%, 3/15/2027 425,000 444,125
5.50%, 11/15/2027 610,000 628,300
27,703,839
Airlines 0.6%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 260,100
American Airlines Group, Inc. ,
5.00%, 6/1/2022(a) 4,944,000 4,954,185
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 805,000 837,099
5.75%, 4/20/2029(a) 500,000 534,360
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,303,419
4.63%, 4/15/2029(a) 4,185,000 4,315,781
12,204,944
Auto Components 0.2%
Allison Transmission, Inc. ,
3.75%, 1/30/2031(a) 4,062,000 3,960,450
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 430,000 464,826
5.00%, 7/15/2029(a) 220,000 236,324
4,661,600
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.8%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 397,350
5.29%, 12/8/2046 360,000 423,090
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 4,719,468
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,495,698
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(a) 1,745,000 1,793,908
3.35%, 5/13/2025(a) 3,485,000 3,666,563
3.75%, 5/13/2030(a) 4,385,000 4,791,462
17,287,539
Banks 7.0%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(a) 200,000 213,502
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(d)(e) 1,200,000 1,290,000
2.75%, 12/3/2030 4,400,000 4,305,673
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.12%,
6/20/2024(d)(e) 1,870,000 1,956,488
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(d)(e) 1,240,000 1,334,550
4.45%, 3/3/2026 4,155,000 4,574,478
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(d)(e) 1,000,000 1,112,500
(ICE LIBOR USD 3
Month + 1.51%), 3.71%,
4/24/2028(e) 3,125,000 3,391,350
(SOFR + 2.15%), 2.59%,
4/29/2031(e) 4,605,000 4,651,855
(SOFR + 1.32%), 2.69%,
4/22/2032(e) 5,870,000 5,957,030
(SOFR + 1.22%), 2.30%,
7/21/2032(e) 5,145,000 5,058,600
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 200,000 151,730
BNP Paribas SA ,
(USD Swap Semi 5
Year + 4.92%), 6.75%,
3/14/2022(a)(d)(e) 1,445,000 1,459,450
3.50%, 3/1/2023(a) 7,020,000 7,232,089
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(a)(d)(e) 1,290,000 1,293,870
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e) 1,239,000 1,276,170
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 750,000 757,650

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3
Month + 0.90%), 3.35%,
4/24/2025(e) 5,475,000 5,716,715
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e) 840,000 846,300
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(e) 2,080,000 2,255,072
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(d)(e) 2,650,000 2,712,938
Development Bank of Japan,
Inc. ,
0.50%, 3/4/2024(a) 2,480,000 2,455,370
1.00%, 8/27/2030(a) 2,105,000 1,980,172
1.25%, 1/28/2031(a) 3,320,000 3,182,651
Fifth Third Bancorp ,
Series H, (ICE LIBOR USD
3 Month + 3.03%), 5.10%,
6/30/2023(d)(e) 2,560,000 2,602,240
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e) 655,000 693,481
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(d)(e) 7,857,000 7,850,557
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e) 1,000,000 1,089,250
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(d)(e) 1,385,000 1,490,606
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(e) 1,975,000 1,992,132
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e) 1,430,000 1,424,823
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(d)(e) 1,385,000 1,423,088
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 775,000 795,344
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(e) 9,650,000 10,031,799
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(d)(e) 450,000 448,875
(SOFR + 1.51%), 2.74%,
10/15/2030(e) 4,550,000 4,675,049
(SOFR + 1.07%), 1.95%,
2/4/2032(e) 4,610,000 4,440,181
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 2,385,000 2,267,892
M&T Bank Corp. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.17%), 5.00%,
8/01/2024(d)(e) 1,295,000 1,333,850
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.50%, 9/01/2026(d)(e) 1,345,000 1,317,831
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.10%),
4.60%, 6/28/2031(d)(e) 1,890,000 1,852,200
NBK Tier 1 Financing 2 Ltd. ,
(USD Swap Semi 6
Year + 2.83%), 4.50%,
8/27/2025(a)(d)(e) 200,000 203,800
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(a)(e) 6,395,000 6,228,375
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(d)(e) 1,820,000 1,751,750
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(d)(e) 2,185,000 2,277,863
Series L, (ICE LIBOR USD
3 Month + 3.10%), 5.05%,
12/15/2024(d)(e) 760,000 770,450
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e) 590,000 633,006
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e) 650,000 726,375

52 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(a) 200,000 186,746
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(d)(e) 1,290,000 1,361,131
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(d)(e) 645,000 704,662
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e) 1,335,000 1,371,713
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,680,000 1,709,673
(SOFR + 1.43%), 2.88%,
10/30/2030(e) 8,980,000 9,335,503
(SOFR + 2.53%), 3.07%,
4/30/2041(e) 5,055,000 5,184,029
143,340,477
Beverages 1.0%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 3,545,337
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 3,193,000 3,936,389
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,823,454
2.88%, 5/1/2030 6,555,000 6,727,059
2.25%, 8/1/2031 2,625,000 2,565,586
19,597,825
Biotechnology 1.1%
AbbVie, Inc. ,
2.30%, 11/21/2022 2,105,000 2,134,393
2.95%, 11/21/2026 12,930,000 13,626,508
Amgen, Inc. ,
2.80%, 8/15/2041 5,190,000 4,993,337
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 2,593,264
23,347,502
Building Products 0.4%
Carrier Global Corp. ,
2.49%, 2/15/2027 4,710,000 4,838,706
2.72%, 2/15/2030 3,515,000 3,589,662
PGT Innovations, Inc. ,
4.38%, 10/1/2029(a) 823,000 827,115
9,255,483
Capital Markets 2.6%
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(a)(d)(e) 1,600,000 1,724,480
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse Group AG,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(a)(d)(e) 1,705,000 1,707,131
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(d)(e) 968,000 1,021,240
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e) 1,144,000 1,186,900
(ICE LIBOR USD 3
Month + 1.20%), 3.27%,
9/29/2025(e) 2,200,000 2,308,335
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(d)(e) 605,000 601,975
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(d)(e) 1,060,000 1,049,400
(SOFR + 1.09%), 1.99%,
1/27/2032(e) 4,720,000 4,525,427
(SOFR + 1.28%), 2.62%,
4/22/2032(e) 5,415,000 5,453,889
(SOFR + 1.25%), 2.38%,
7/21/2032(e) 6,565,000 6,463,873
Moody's Corp. ,
2.75%, 8/19/2041 2,695,000 2,629,881
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(e) 3,440,000 3,544,905
3.63%, 1/20/2027 4,000,000 4,336,634
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 2,825,000 3,074,096
(SOFR + 1.14%), 2.70%,
1/22/2031(e) 7,235,000 7,402,016
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 4,424,040
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(d)(e) 1,276,000 1,417,955
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(d)(e) 1,040,000 1,027,312
53,899,489

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 2.0%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 4,969,545
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a) 2,000,000 2,072,520
6.99%, 2/20/2032(a) 3,628,000 3,641,641
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 6,500,000 6,912,750
5.88%, 1/31/2050(a) 6,500,000 7,491,250
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 348,000 370,620
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a) 6,351,000 6,247,796
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 417,400
4.38%, 9/18/2026 200,000 201,250
6.50%, 9/27/2028 400,000 433,400
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 5,312,000 5,187,316
Tronox, Inc. ,
4.63%, 3/15/2029(a) 290,000 289,638
Westlake Chemical Corp. ,
3.38%, 8/15/2061 2,530,000 2,413,393
40,648,519
Commercial Services & Supplies 0.3%
APX Group, Inc. ,
6.75%, 2/15/2027(a) 245,000 257,250
5.75%, 7/15/2029(a) 415,000 408,775
GFL Environmental, Inc. ,
4.75%, 6/15/2029(a) 780,000 786,825
IAA, Inc. ,
5.50%, 6/15/2027(a) 695,000 720,194
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 875,000 888,125
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 505,000 513,055
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 890,000 918,925
5.88%, 10/1/2030(a) 290,000 306,193
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 633,465
3.38%, 8/31/2027(a) 150,000 144,809
6.25%, 1/15/2028(a) 1,250,000 1,303,125
6,880,741
Construction & Engineering 0.0%
†
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(a) 200,000 211,604
Construction Materials 0.5%
Cemex SAB de CV ,
5.20%, 9/17/2030(a) 4,603,000 4,942,471
3.88%, 7/11/2031(a) 5,000,000 4,981,650
9,924,121
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 2.6%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 5,542,000 5,646,033
Ally Financial, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.87%), 4.70%,
5/15/2026(d)(e) 1,820,000 1,888,250
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(d)(e) 695,000 716,406
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(d)(e) 1,625,000 1,627,844
Capital One Financial Corp. ,
(SOFR + 0.69%), 0.74%,
12/6/2024(e) 12,218,000 12,213,699
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e) 1,000,000 1,005,000
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e) 3,050,000 3,259,688
Ford Motor Credit Co. LLC ,
4.13%, 8/17/2027 7,453,000 8,044,619
5.11%, 5/3/2029 585,000 664,706
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 2,741,000 2,733,362
2.35%, 1/8/2031 10,208,000 9,936,586
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 371,081
8.88%, 6/1/2025 70,000 74,900
7.13%, 3/15/2026 335,000 381,900
3.50%, 1/15/2027 450,000 444,937
Synchrony Financial ,
2.88%, 10/28/2031 5,103,000 5,092,340
54,101,351
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 3,043,000 3,014,852
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a) 295,000 305,349
LABL, Inc. ,
5.88%, 11/1/2028(a) 1,187,000 1,223,352
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 6,438,017

54 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 618,637
11,600,207
Distributors 0.1%
Ritchie Bros Holdings, Inc. ,
4.75%, 12/15/2031(a) 732,000 764,025
Univar Solutions USA, Inc. ,
5.13%, 12/1/2027(a) 745,000 777,385
1,541,410
Diversified Financial Services 0.6%
Jackson Financial, Inc. ,
3.13%, 11/23/2031(a) 10,714,000 10,770,381
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 1,410,000 1,340,910
12,111,291
Diversified Telecommunication Services 2.2%
Altice France Holding SA ,
6.00%, 2/15/2028(a) 1,010,000 964,550
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 379,406
5.50%, 1/15/2028(a) 540,000 535,902
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 3,319,281
2.25%, 2/1/2032 4,105,000 3,966,750
3.50%, 6/1/2041 1,420,000 1,459,396
3.50%, 9/15/2053 12,145,000 12,253,030
3.65%, 9/15/2059 1,290,000 1,302,757
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 100,000 103,021
4.75%, 3/1/2030(a) 55,000 57,200
4.50%, 8/15/2030(a) 855,000 874,828
Consolidated
Communications, Inc. ,
5.00%, 10/1/2028(a) 155,000 156,550
6.50%, 10/1/2028(a) 100,000 106,000
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 625,000 660,938
5.00%, 5/1/2028(a) 220,000 226,600
6.75%, 5/1/2029(a) 330,000 343,200
5.88%, 11/1/2029 570,000 570,000
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 520,000 530,400
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 246,675
8.75%, 3/15/2032 265,000 397,500
Verizon Communications, Inc. ,
1.50%, 9/18/2030 6,085,000 5,708,456
2.65%, 11/20/2040 1,185,000 1,126,007
3.55%, 3/22/2051 3,500,000 3,769,019
3.70%, 3/22/2061 5,420,000 5,876,456
Virgin Media Finance plc ,
5.00%, 7/15/2030(a) 585,000 582,075
45,515,997
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 2.4%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 4,000,000 4,165,040
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 3,832,604
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 2,751,756
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 2,586,578
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(d)(e) 2,457,000 2,510,563
Entergy Texas, Inc. ,
1.75%, 3/15/2031 10,050,000 9,423,241
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 6,881,916
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 60,723
Series C, 5.35%,
7/15/2047(c) 450,000 534,940
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 2,458,422
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 2,295,542
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 490,000 477,750
3.88%, 2/15/2032(a) 385,000 377,300
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 5,894,405
3.30%, 8/1/2040 1,410,000 1,307,089
Perusahaan Listrik Negara PT ,
Reg. S, 5.25%, 10/24/2042 200,000 224,114
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 2,946,004
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 270,000 270,440
48,998,427
Energy Equipment & Services 0.2%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 2,886,000 2,911,899
USA Compression Partners
LP ,
6.88%, 4/1/2026 425,000 442,000
6.88%, 9/1/2027 85,000 89,781
3,443,680
Entertainment 0.1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 695,000 707,163

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 858,594
4.75%, 10/15/2027(a) 385,000 395,587
1,961,344
Equity Real Estate Investment Trusts (REITs) 0.9%
Crown Castle International
Corp. ,
1.05%, 7/15/2026 1,655,000 1,598,256
2.10%, 4/1/2031 1,655,000 1,583,744
EPR Properties ,
4.50%, 6/1/2027 385,000 406,492
4.95%, 4/15/2028 340,000 366,872
3.75%, 8/15/2029 140,000 141,297
Extra Space Storage LP ,
2.35%, 3/15/2032 1,535,000 1,492,153
GLP Capital LP ,
3.25%, 1/15/2032 1,358,000 1,365,319
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 440,000 456,271
5.25%, 3/15/2028(a) 785,000 816,400
5.00%, 7/15/2028(a) 70,000 71,925
4.88%, 9/15/2029(a) 110,000 113,848
5.25%, 7/15/2030(a) 215,000 226,571
5.63%, 7/15/2032(a) 895,000 957,815
Uniti Group LP ,
7.88%, 2/15/2025(a) 785,000 819,344
6.50%, 2/15/2029(a) 850,000 847,080
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 6,383,405
VICI Properties LP ,
4.25%, 12/1/2026(a) 174,000 181,216
17,828,008
Food & Staples Retailing 0.4%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a) 3,130,000 2,962,023
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(a) 55,000 57,475
5.50%, 10/15/2027(a) 500,000 521,875
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 2,347,302
3.15%, 12/14/2051 2,505,000 2,465,617
8,354,292
Food Products 0.7%
J M Smucker Co. (The) ,
2.75%, 9/15/2041 4,817,000 4,665,699
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 44,502
4.88%, 10/1/2049 5,265,000 6,612,536
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(a) 785,000 824,250
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 100,000 103,250
5.63%, 1/15/2028(a) 780,000 826,597
4.63%, 4/15/2030(a) 705,000 718,043
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Post Holdings, Inc.,
4.50%, 9/15/2031(a) 345,000 342,412
14,137,289
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,337,220
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(a) 410,000 430,939
5.00%, 4/15/2029(a) 120,000 123,300
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,414,812
2.40%, 3/15/2030 7,075,000 7,137,406
Community Health Systems,
Inc. ,
6.63%, 2/15/2025(a) 70,000 72,450
8.00%, 3/15/2026(a) 430,000 452,038
5.63%, 3/15/2027(a) 125,000 132,291
8.00%, 12/15/2027(a) 479,000 517,320
6.00%, 1/15/2029(a) 135,000 143,944
6.88%, 4/15/2029(a) 850,000 865,937
6.13%, 4/1/2030(a) 885,000 875,548
4.75%, 2/15/2031(a) 220,000 221,925
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 3,215,262
3.25%, 8/15/2029 3,725,000 3,971,577
1.75%, 8/21/2030 4,080,000 3,888,034
DaVita, Inc. ,
4.63%, 6/1/2030(a) 940,000 962,325
HCA, Inc. ,
7.69%, 6/15/2025 85,000 100,435
5.38%, 9/1/2026 690,000 775,387
5.63%, 9/1/2028 145,000 169,431
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 340,000 363,375
6.13%, 10/1/2028(a) 1,370,000 1,447,008
31,280,744
Hotels, Restaurants & Leisure 0.6%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 367,369
8.13%, 7/1/2027(a) 770,000 852,729
Cedar Fair LP ,
5.50%, 5/1/2025(a) 595,000 615,825
5.38%, 4/15/2027 875,000 896,875
5.25%, 7/15/2029 240,000 246,000
Scientific Games International,
Inc. ,
5.00%, 10/15/2025(a) 228,000 234,726
8.25%, 3/15/2026(a) 330,000 347,325
7.00%, 5/15/2028(a) 655,000 697,575
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 715,000 740,025
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 630,000 672,804
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 5,721,361

56 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 370,000 381,100
Wynn Las Vegas LLC ,
5.50%, 3/1/2025(a) 1,063,000 1,094,890
5.25%, 5/15/2027(a) 375,000 383,370
13,251,974
Household Durables 0.0%
†
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 260,000 291,200
5.75%, 1/15/2028(a) 465,000 519,637
5.13%, 8/1/2030(a) 180,000 198,000
1,008,837
Independent Power and Renewable Electricity Producers
0.5%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(e) 5,000,000 5,090,000
Calpine Corp. ,
4.50%, 2/15/2028(a) 735,000 762,563
5.13%, 3/15/2028(a) 590,000 598,944
4.63%, 2/1/2029(a) 792,000 781,110
5.00%, 2/1/2031(a) 1,223,000 1,223,000
Vistra Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.74%),
7.00%, 12/15/2026(a)(d)(e) 1,075,000 1,088,857
9,544,474
Insurance 1.8%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 955,000 990,812
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(d)(e) 8,200,000 7,872,000
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 5,905,989
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 255,000 264,563
HUB International Ltd. ,
7.00%, 5/1/2026(a) 705,000 724,388
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(a)(e) 5,514,000 5,500,215
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 5,809,843
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 9,332,415
36,400,225
Interactive Media & Services 0.0%
†
Tencent Holdings Ltd. ,
3.24%, 6/3/2050(a) 216,000 203,685
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 4,019,599
IT Services 0.5%
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 5,750,000 5,805,743
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,816,986
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026(a) 1,054,000 1,026,257
Presidio Holdings, Inc. ,
4.88%, 2/1/2027(a) 550,000 566,500
8.25%, 2/1/2028(a) 255,000 271,575
10,487,061
Media 3.1%
AMC Networks, Inc. ,
4.25%, 2/15/2029 7,846,000 7,796,963
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 3,880,000 3,937,269
2.80%, 4/1/2031 2,835,000 2,805,211
5.75%, 4/1/2048 4,000,000 4,988,234
4.80%, 3/1/2050 1,720,000 1,925,771
3.70%, 4/1/2051 2,565,000 2,479,808
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 8,099,090
3.30%, 2/1/2027 2,740,000 2,943,593
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 8,219,165
CSC Holdings LLC ,
7.50%, 4/1/2028(a) 505,000 541,613
6.50%, 2/1/2029(a) 200,000 214,000
5.75%, 1/15/2030(a) 2,425,000 2,415,906
4.63%, 12/1/2030(a) 445,000 421,081
DISH DBS Corp. ,
5.13%, 6/1/2029 345,000 313,950
Omnicom Group, Inc. ,
3.60%, 4/15/2026 7,500,000 8,040,879
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a) 531,000 543,362
4.63%, 3/15/2030(a) 120,000 119,700
Radiate Holdco LLC ,
4.50%, 9/15/2026(a) 160,000 161,600
6.50%, 9/15/2028(a) 395,000 396,791
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 130,000 135,114
5.50%, 7/1/2029(a) 1,454,000 1,566,685
4.13%, 7/1/2030(a) 646,000 646,000

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Media
ViacomCBS, Inc. ,
4.20%, 5/19/2032 4,317,000 4,869,430
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 440,000 443,320
64,024,535
Metals & Mining 0.2%
ArcelorMittal SA ,
7.00%, 10/15/2039(c) 285,000 392,639
6.75%, 3/1/2041(c) 95,000 128,259
Corp. Nacional del Cobre de
Chile ,
3.15%, 1/14/2030(a) 260,000 265,043
Reg. S, 5.63%, 9/21/2035 100,000 125,891
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 230,497
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(a) 405,000 420,694
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 245,000 268,275
5.40%, 11/14/2034 385,000 468,738
5.45%, 3/15/2043 825,000 1,037,099
Nexa Resources SA ,
5.38%, 5/4/2027(a) 318,000 337,481
Reg. S, 5.38%, 5/4/2027 200,000 212,252
3,886,868
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,591,472
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,921,772
5,513,244
Oil, Gas & Consumable Fuels 4.7%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 650,152
4.60%, 11/2/2047(a) 200,000 236,419
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 842,700
3.25%, 1/31/2032(a) 630,000 636,300
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 611,000 662,691
5.88%, 1/15/2030(a) 245,000 251,125
Continental Resources, Inc. ,
2.27%, 11/15/2026(a) 2,811,000 2,789,917
CQP Holdco LP ,
5.50%, 6/15/2031(a) 1,340,000 1,398,625
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 691,031
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 4,190,021
2.90%, 5/15/2025 2,930,000 3,026,791
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 6,010,189
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC,
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(e) 2,500,000 2,552,298
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 113,563
6.25%, 5/15/2026 330,000 321,750
8.00%, 1/15/2027 95,000 97,903
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 970,000 993,964
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,680,363
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(a) 105,286 112,953
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030 2,270,000 2,384,071
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,710,000 1,873,099
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 10,740,127
MPLX LP ,
4.90%, 4/15/2058 7,900,000 9,090,884
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 4,778,337
Parkland Corp. ,
4.50%, 10/1/2029(a) 5,948,000 5,952,699
4.63%, 5/1/2030(a) 3,000,000 2,981,250
Petrobras Global Finance BV ,
5.50%, 6/10/2051 140,000 129,850
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(f) 322,820 12,526
Reg. S, + 0.00%), 6.00%,
11/15/2026(e)(f) 830,693 32,231
Reg. S, 5.38%,
4/12/2027(f) 789,800 30,644
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 400,000 417,376
Reg. S, 5.63%, 6/19/2047 200,000 198,028
Petroleos Mexicanos ,
6.88%, 10/16/2025(a) 97,000 105,972
5.95%, 1/28/2031 435,000 422,700
6.70%, 2/16/2032(a) 759,000 766,590
6.75%, 9/21/2047 303,000 268,913
7.69%, 1/23/2050 116,000 111,940
6.95%, 1/28/2060 131,000 116,918
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,367,385
3.30%, 3/15/2052 1,955,000 1,952,841
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 4,529,847
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 1,070,798
4.25%, 4/16/2039(a) 200,000 225,431

58 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 2,297,280
6.88%, 3/24/2026(a) 206,000 236,620
Suncor Energy, Inc. ,
3.10%, 5/15/2025 2,810,000 2,935,493
Targa Resources Partners LP ,
5.50%, 3/1/2030 6,234,000 6,810,645
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(e) 1,515,000 1,655,138
Western Midstream Operating
LP ,
5.30%, 2/1/2030(c) 560,000 615,462
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 2,059,586
3.50%, 10/15/2051 2,000,000 2,020,485
97,449,921
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 231,502
3.13%, 1/15/2032 5,750,000 5,563,182
5,794,684
Pharmaceuticals 0.5%
Bausch Health Cos., Inc. ,
6.13%, 4/15/2025(a) 626,000 637,618
5.50%, 11/1/2025(a) 340,000 345,525
5.75%, 8/15/2027(a) 3,407,000 3,536,466
Organon & Co. ,
5.13%, 4/30/2031(a) 795,000 830,521
Viatris, Inc. ,
4.00%, 6/22/2050 4,135,000 4,404,129
9,754,259
Real Estate Management & Development 0.1%
Realogy Group LLC ,
4.88%, 6/1/2023(a) 100,000 102,625
7.63%, 6/15/2025(a) 275,000 291,500
9.38%, 4/1/2027(a) 585,000 631,800
5.75%, 1/15/2029(a) 1,105,000 1,132,625
2,158,550
Road & Rail 0.6%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(a)(e) 229,000 247,320
Avis Budget Car Rental LLC ,
5.38%, 3/1/2029(a) 2,483,000 2,619,118
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 3,007,377
Hertz Corp. (The) ,
4.63%, 12/1/2026(a) 486,000 489,037
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 6,000,000 6,050,974
12,413,826
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 4,411,000 4,624,060
3.47%, 4/15/2034(a) 9,110,000 9,535,161
3.14%, 11/15/2035(a) 694,000 698,135
3.19%, 11/15/2036(a) 9,155,000 9,139,053
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 1,125,270
NXP BV ,
3.25%, 11/30/2051(a) 5,000,000 4,996,594
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 240,000 246,000
30,364,273
Software 0.8%
Oracle Corp. ,
3.65%, 3/25/2041 3,010,000 3,043,512
4.00%, 7/15/2046 2,510,000 2,605,184
3.60%, 4/1/2050 3,585,000 3,510,213
3.95%, 3/25/2051 4,315,000 4,479,433
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 2,494,775
16,133,117
Specialty Retail 0.2%
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 3,127,000 3,185,631
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 1,484,000 1,447,913
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 375,000 390,938
5,024,482
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,761,767
2.38%, 2/8/2041 2,595,000 2,518,299
2.70%, 8/5/2051 2,530,000 2,502,709
2.55%, 8/20/2060 2,035,000 1,911,078
Dell International LLC ,
5.45%, 6/15/2023 1,302,000 1,373,471
6.02%, 6/15/2026 1,800,000 2,080,533
8.10%, 7/15/2036 1,296,000 1,971,993
8.35%, 7/15/2046 602,000 1,000,830
3.45%, 12/15/2051(a) 6,699,000 6,431,739
Western Digital Corp. ,
2.85%, 2/1/2029 1,293,000 1,305,452
23,857,871
Textiles, Apparel & Luxury Goods 0.1%
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 1,429,000 1,429,000
Thrifts & Mortgage Finance 0.2%
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 3,272,000 3,247,460
Tobacco 0.6%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,687,135
4.25%, 8/9/2042 2,457,000 2,494,463

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 4,165,711
BAT International Finance plc ,
1.67%, 3/25/2026 3,036,000 2,980,287
11,327,596
Trading Companies & Distributors 0.1%
Imola Merger Corp. ,
4.75%, 5/15/2029(a) 265,000 271,903
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 810,000 815,672
1,087,575
Wireless Telecommunication Services 0.9%
Sprint Corp. ,
7.13%, 6/15/2024 355,000 398,542
7.63%, 3/1/2026 315,000 378,189
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,962,933
2.63%, 2/15/2029 215,000 211,775
2.40%, 3/15/2029(a) 2,561,000 2,585,790
3.88%, 4/15/2030 5,240,000 5,731,268
2.55%, 2/15/2031 2,990,000 2,974,973
2.88%, 2/15/2031 550,000 543,180
4.38%, 4/15/2040 2,975,000 3,400,975
19,187,625
Total Corporate Bonds
(cost $993,427,733)
1,009,745,684
Foreign Government Securities 2.0%
ANGOLA 0.1%
Republic of Angola,
Reg. S, 8.25%, 5/9/2028 200,000 200,640
Reg. S, 8.00%, 11/26/2029 240,000 236,342
Reg. S, 9.38%, 5/8/2048 1,000,000 977,080
Reg. S, 9.13%, 11/26/2049 200,000 191,541
1,605,603
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 274,810
0.50%, 7/9/2030(c) 1,280,000 448,013
2.00%, 1/9/2038(c) 1,780,588 672,172
2.50%, 7/9/2041(c) 1,840,000 648,600
2,043,595
BRAZIL 0.0%
†
Federative Republic of Brazil,
3.88%, 6/12/2030 400,000 388,000
5.63%, 1/7/2041 350,000 356,926
744,926
CHILE 0.0%
†
Republic of Chile,
2.55%, 7/27/2033 200,000 194,500
Foreign Government Securities
Principal
Amount ($) Value ($)
COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037 132,000 153,450
6.13%, 1/18/2041 290,000 298,485
5.00%, 6/15/2045 1,000,000 902,500
5.20%, 5/15/2049 330,000 302,825
1,657,260
COSTA RICA 0.1%
Republic of Costa Rica,
Reg. S, 6.13%, 2/19/2031 205,000 206,794
Reg. S, 7.16%, 3/12/2045 700,000 691,257
7.16%, 3/12/2045(a) 438,000 432,529
1,330,580
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond,
Reg. S, 6.00%, 7/19/2028 150,000 167,437
Reg. S, 7.45%, 4/30/2044 100,000 118,250
Reg. S, 6.85%, 1/27/2045 320,000 352,800
Reg. S, 6.40%, 6/5/2049 150,000 157,502
Reg. S, 5.88%, 1/30/2060 650,000 624,812
1,420,801
ECUADOR 0.1%
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 54,582
5.00%, 7/31/2030(a)(c) 396,900 328,931
Reg. S, 5.00%,
7/31/2030(c) 310,000 256,912
1.00%, 7/31/2035(a)(c) 750,130 492,273
0.50%, 7/31/2040(a)(c) 476,700 278,869
1,411,567
EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 7.60%, 3/1/2029 200,000 198,183
Reg. S, 8.50%, 1/31/2047 400,000 353,984
Reg. S, 7.90%, 2/21/2048 430,000 359,961
Reg. S, 8.70%, 3/1/2049 600,000 532,416
Reg. S, 8.88%, 5/29/2050 200,000 181,276
Reg. S, 7.50%, 2/16/2061 200,000 163,014
1,788,834
GHANA 0.1%
Republic of Ghana,
Reg. S, 7.75%, 4/7/2029 400,000 334,358
Reg. S, 10.75%,
10/14/2030 530,000 592,519
Reg. S, 8.63%, 4/7/2034 400,000 324,548
Reg. S, 7.88%, 2/11/2035 200,000 156,600
Reg. S, 8.88%, 5/7/2042 242,000 195,720
Reg. S, 8.95%, 3/26/2051 200,000 159,800
1,763,545
INDONESIA 0.1%
Republic of Indonesia,Reg S
Reg. S, 8.50%, 10/12/2035 940,000 1,500,592
Reg. S, 7.75%, 1/17/2038 185,000 281,789

60 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
Reg. S, 5.25%, 1/17/2042 790,000 989,292
2,771,673
IVORY COAST 0.1%
Republic of Cote d'Ivoire,
Reg. S, 5.75%,
12/31/2032(c) 1,363,890 1,367,682
Reg. S, 6.13%, 6/15/2033 1,350,000 1,420,875
2,788,557
JAPAN 0.2%
Japan Bank for International
Cooperation,
0.63%, 7/15/2025 5,010,000 4,896,515
KENYA 0.0%
†
Republic of Kenya,
Reg. S, 6.30%, 1/23/2034 200,000 195,988
MEXICO 0.2%
United Mexican States,
4.75%, 4/27/2032 3,615,000 4,086,757
NIGERIA 0.1%
Federal Republic of Nigeria,
5.63%, 6/27/2022 200,000 201,988
Reg. S, 7.63%, 11/21/2025 400,000 425,792
Reg. S, 7.88%, 2/16/2032 300,000 295,044
7.38%, 9/28/2033(a) 1,656,000 1,575,850
2,498,674
OMAN 0.1%
Sultanate of Oman
Government Bond,
Reg. S, 6.50%, 3/8/2047 200,000 198,180
Reg. S, 6.75%, 1/17/2048 549,000 557,839
Reg. S, 7.00%, 1/25/2051 200,000 209,160
965,179
PANAMA 0.0%
†
Republic of Panama,
8.88%, 9/30/2027 400,000 538,200
PERU 0.1%
Republic of Peru,
8.75%, 11/21/2033 660,000 1,027,957
6.55%, 3/14/2037 22,000 29,975
1,057,932
QATAR 0.1%
State of Qatar,
Reg. S, 3.75%, 4/16/2030 230,000 257,899
Reg. S, 4.82%, 3/14/2049 1,000,000 1,310,640
1,568,539
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%, 2/14/2031 918,000 930,900
Reg. S, 5.13%, 6/15/2048 290,000 341,899
Foreign Government Securities
Principal
Amount ($) Value ($)
Reg. S, 4.00%, 2/14/2051 200,000 199,692
1,472,491
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 391,720
TURKEY 0.0%
†
Turkiye Ihracat Kredi Bankasi
A/S,
5.38%, 10/24/2023(a) 200,000 192,861
8.25%, 1/24/2024(a) 200,000 203,060
395,921
UKRAINE 0.1%
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2025 120,000 114,936
Reg. S, 7.75%, 9/1/2027 410,000 387,858
Reg. S, 9.75%, 11/1/2028 1,500,000 1,513,770
Reg. S, 6.88%, 5/21/2029 300,000 265,035
Reg. S, 7.38%, 9/25/2032 290,000 258,176
0.00%, 5/31/2040(a)(b) 228,000 207,252
Ukreximbank,
9.63%, 4/27/2022(a) 20,000 20,019
2,767,046
VENEZUELA, BOLIVARIAN REPUBLIC OF
0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(f) 542,900 32,574
Total Foreign Government Securities
(cost $41,021,289)
40,388,977
Mortgage-Backed Securities 13.8%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 397 409
Pool# G13122
5.00%, 4/1/2023 190 196
Pool# G13225
5.00%, 6/1/2023 4,346 4,482
Pool# J08443
5.00%, 7/1/2023 1,461 1,506
Pool# C03795
3.50%, 4/1/2042 540,294 583,644
Pool# Q08997
3.50%, 6/1/2042 333,225 360,043
Pool# Q19480
4.00%, 6/1/2043 768,290 842,909
Pool# V80509
4.00%, 10/1/2043 131,368 144,335
Pool# Q29697
3.50%, 11/1/2044 403,984 434,906
Pool# G07961
3.50%, 3/1/2045 315,904 339,523

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V82196
4.50%, 1/1/2046 165,005 180,072
Pool# G61281
3.50%, 1/1/2048 887,205 946,737
FHLMC UMBS Pool
Pool# SB8127
1.50%, 11/1/2036 42,468,658 42,607,152
Pool# QA7325
3.00%, 2/1/2050 1,523,078 1,590,107
Pool# QA6750
3.00%, 2/1/2050 165,411 172,449
Pool# QA8311
3.00%, 3/1/2050 1,162,022 1,212,011
Pool# QB4785
2.50%, 10/1/2050 2,038,903 2,082,776
Pool# QB9401
2.00%, 3/1/2051 2,723,252 2,719,508
Pool# RA5910
3.50%, 9/1/2051 9,705,626 10,275,201
FNMA UMBS Pool
Pool# AH9471
4.50%, 4/1/2041 299,101 321,527
Pool# AH4038
4.50%, 4/1/2041 247,135 273,253
Pool# AI3506
4.50%, 6/1/2041 11,932 13,192
Pool# AQ9328
3.50%, 1/1/2043 109,590 118,360
Pool# AB9046
3.50%, 4/1/2043 642,705 694,143
Pool# AT2021
3.50%, 4/1/2043 463,622 500,608
Pool# AB9864
3.50%, 7/1/2043 249,267 269,217
Pool# AS0212
3.50%, 8/1/2043 995,224 1,074,580
Pool# AS0210
3.50%, 8/1/2043 637,362 688,378
Pool# AU3742
3.50%, 8/1/2043 373,568 403,467
Pool# AU6857
4.00%, 9/1/2043 390,573 428,858
Pool# AU4386
4.00%, 10/1/2043 112,711 123,727
Pool# AS1559
4.00%, 1/1/2044 614,217 675,700
Pool# AW2478
4.50%, 6/1/2044 178,923 194,826
Pool# AL6432
4.00%, 1/1/2045 649,630 712,756
Pool# AS5175
3.50%, 6/1/2045 652,920 701,400
Pool# AS6464
3.50%, 1/1/2046 518,685 555,909
Pool# BO8947
3.00%, 1/1/2050 951,854 986,435
Pool# FM4334
3.00%, 4/1/2050 1,873,859 1,955,493
Pool# BP9581
2.50%, 8/1/2050 1,635,648 1,673,047
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM5316
2.00%, 12/1/2050 1,832,093 1,829,491
Pool# CA8817
2.00%, 2/1/2051 3,867,737 3,859,254
Pool# BR4515
2.00%, 2/1/2051 2,591,833 2,586,846
Pool# BR4029
2.00%, 2/1/2051 2,400,851 2,397,943
Pool# BR2667
2.00%, 2/1/2051 1,836,341 1,837,604
Pool# BR4051
2.00%, 2/1/2051 1,780,216 1,778,061
Pool# BR7795
2.50%, 4/1/2051 3,542,460 3,620,581
Pool# FM7151
2.00%, 5/1/2051 1,051,918 1,049,611
Pool# FM7189
2.50%, 5/1/2051 3,221,230 3,299,069
Pool# FM7738
2.50%, 6/1/2051 2,434,905 2,488,036
Pool# BT0417
2.50%, 6/1/2051 1,521,892 1,555,651
Pool# BT1339
2.50%, 7/1/2051 2,577,713 2,635,257
Pool# FM8178
2.50%, 7/1/2051 1,575,445 1,609,793
Pool# CB1038
2.50%, 7/1/2051 1,553,553 1,588,015
Pool# FM9563
3.00%, 10/1/2051 18,307,157 19,213,308
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 1/25/2037 21,850,000 22,372,783
2.50%, 1/25/2037 21,890,000 22,625,854
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 1/25/2052 29,140,000 29,050,216
2.50%, 1/25/2052 21,850,000 22,292,227
3.00%, 1/25/2052 10,230,000 10,597,904
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 573,841 614,650
Pool# MA0783
3.50%, 2/20/2043 706,162 756,387
Pool# MA2892
3.50%, 6/20/2045 37,289 39,465
Pool# MA3663
3.50%, 5/20/2046 441,807 465,118
Pool# MA3803
3.50%, 7/20/2046 209,694 220,848
Pool# MA4262
3.50%, 2/20/2047 17,601 18,504
Pool# MA4510
3.50%, 6/20/2047 685,090 719,724
Pool# MA4586
3.50%, 7/20/2047 463,568 486,935
Pool# MA4837
3.50%, 11/20/2047 806,380 847,942
Pool# MA4962
3.50%, 1/20/2048 482,647 507,418

62 - Statement of Investments - December 31, 2021 - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6542
3.50%, 3/20/2050 568,056 591,482
GNMA TBA
2.00%, 1/15/2052 11,690,000 11,795,540
2.50%, 1/15/2052 17,480,000 17,900,593
3.00%, 1/15/2052 13,090,000 13,543,604
Total Mortgage-Backed Securities
(cost $284,099,516)
283,658,556
Municipal Bond 0.2%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 5,006,565
Total Municipal Bond
(cost $5,164,337)
5,006,565
Supra national 0.7%
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 220,436
4.70%, 10/22/2031(a) 200,000 217,632
Eastern & Southern African
Trade & Development Bank,
4.88%, 5/23/2024 200,000 205,470
European Investment Bank,
0.63%, 10/21/2027 1,365,000 1,298,649
International Bank for
Reconstruction &
Development
0.50%, 10/28/2025 3,870,000 3,769,706
0.75%, 11/24/2027 5,280,000 5,064,245
0.75%, 8/26/2030 3,450,000 3,222,347
Total Supranational
(cost $14,546,367)
13,998,485
U.S. Government Agency Securities 0.5%
FHLB, 5.50%, 7/15/2036 2,310,000 3,349,747
FNMA
0.50%, 11/7/2025 2,245,000 2,190,394
5.63%, 7/15/2037 3,060,000 4,602,201
Total U.S. Government Agency Securities
(cost $9,251,786)
10,142,342
U.S. Treasury Obligations 29.0%
U.S. Treasury Bonds
1.13%, 5/15/2040 16,560,600 14,515,107
2.25%, 5/15/2041 21,504,300 22,586,235
1.75%, 8/15/2041 95,498,000 92,588,295
3.63%, 8/15/2043 1,745,000 2,263,592
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.13%, 8/15/2044 33,005,000 40,079,158
3.13%, 5/15/2048 5,250,000 6,561,270
1.25%, 5/15/2050 1,871,600 1,589,325
1.88%, 2/15/2051 12,355,200 12,223,926
2.38%, 5/15/2051 68,814,400 76,007,655
U.S. Treasury Notes
0.13%, 8/31/2023 20,725,000 20,542,847
0.38%, 1/31/2026 930,000 899,702
0.75%, 8/31/2026 99,649,900 97,419,458
0.88%, 9/30/2026 81,597,900 80,141,250
1.63%, 9/30/2026 6,577,700 6,689,470
0.50%, 6/30/2027 736,900 705,121
1.25%, 9/30/2028 68,816,000 68,006,875
1.38%, 10/31/2028 3,974,000 3,957,856
1.25%, 8/15/2031 49,015,300 47,920,114
Total U.S. Treasury Obligations
(cost $594,909,588)
594,697,256
Total Investments
(cost $2,090,325,297) — 102.6%
2,105,380,703
Liabilities in excess of other
assets — (2.6)% (53,656,527)
NET ASSETS — 100.0%
$ 2,051,724,176
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $434,058,548 which represents 21.16% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2021.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2021.
The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2021.
(f) Security in default.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2021 - Statement of Investments - 63
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 53 3/2022 USD 8,503,188 10,578
10,578
Short Contracts
U.S. Treasury 5 Year Note (1,247) 3/2022 USD (150,857,774) 59,867
U.S. Treasury 10 Year Note (62) 3/2022 USD (8,089,063) 8,597
U.S. Treasury 10 Year Ultra Note (907) 3/2022 USD (132,818,813) (252,269)
U.S. Treasury Ultra Bond (641) 3/2022 USD (126,357,125) (1,140,050)
(1,323,855)
(1,313,277)
As of December 31, 2021, the Fund had $7,514,550 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - December 31, 2021 - NVIT Core Bond Fund
Asset-Backed Securities 20.0%
Principal
Amount ($) Value ($)
Airlines 2.8%
American Airlines Pass-
Through Trust
Series 2017-1, Class B,
4.95%, 2/15/2025 2,121,000 2,112,939
Series 2021-1, Class B,
3.95%, 7/11/2030 3,950,000 3,913,156
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
1.20%, 4/15/2034(a)(b) 7,000,000 6,969,851
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(b) 4,910,315 5,120,175
Series 2021-1, Class A,
2.90%, 3/15/2035(b) 2,864,725 2,853,380
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(b) 234,508 235,431
Series 2021-1A, Class A,
1.13%, 4/15/2033(b) 2,161,461 2,149,810
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(b) 2,648,872 2,735,526
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 5,587,963 5,525,774
Series 2020-1, Class A,
5.88%, 10/15/2027 5,690,790 6,233,536
37,849,578
Automobiles 2.0%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(b) 10,918,255 11,428,847
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(b) 9,539,916 10,014,100
AMMC CLO 22 Ltd., Series
2018-22A, Class B, 1.57%,
4/25/2031(a)(b) 5,000,000 4,964,025
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 515,152 524,022
26,930,994
Diversified Financial Services 11.2%
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.19%, 4/20/2031(a)(b) 5,000,000 5,000,015
Apidos CLO XXXIV
Series 2020-34A, Class
A1R, 1.37%, 1/20/2035(a)
(b) 4,100,000 4,100,000
Series 2020-34A, Class
B1R, 1.87%, 1/20/2035(a)
(b) 2,150,000 2,150,000
Series 2020-34A, Class CR,
2.27%, 1/20/2035(a)(b) 2,250,000 2,250,000
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 5,297,400 5,448,516
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
1.30%, 7/20/2034(a)(b) 6,600,000 6,588,945
Series 2020-1A, Class BR,
1.83%, 7/20/2034(a)(b) 3,600,000 3,579,347
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
1.28%, 5/20/2034(a)(b) 6,600,000 6,592,694
Series 2020-77A, Class BR,
1.81%, 5/20/2034(a)(b) 3,550,000 3,537,390
Goodgreen, Series 2019-
2A, Class A, 2.76%,
4/15/2055(b) 4,868,303 4,887,417
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(b) 444,704 460,159
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(b) 2,286,015 2,373,037
Series 2014-2A, Class A,
3.99%, 9/21/2040(b) 838,950 876,100
Series 2015-3, Class A,
4.28%, 9/20/2041(b) 962,361 1,007,290
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.24%, 7/15/2034(a)(b) 10,000,000 9,971,760
Series 2021-2A, Class B,
1.72%, 7/15/2034(a)(b) 3,200,000 3,165,507
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.11%, 7/17/2037(a)(b) 3,042,857 3,041,243
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
1.32%, 1/20/2035(a)(b) 7,950,000 7,942,614
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 3,031,425 3,106,679
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.11%, 1/20/2032(a)(b) 1,000,000 1,000,178
Series 2019-32A, Class BR,
1.52%, 1/20/2032(a)(b) 500,000 496,089
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
1.27%, 10/20/2035(a)(b) 6,950,000 6,949,986
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(b) 4,380,000 4,377,875
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(b) 660,000 660,086

NVIT Core Bond Fund - December 31, 2021 - Statement of Investments - 65
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(b) 1,500,000 1,498,910
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(b) 200,000 199,491
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(b) 384,976 385,081
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.35%, 1/25/2036(a) 930,987 931,846
RASC Trust, Series 2005-
KS12, Class M2, 0.79%,
1/25/2036(a) 5,005,959 5,009,878
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(b) 3,395,758 3,530,486
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.27%, 7/15/2035(a)
(b) 9,300,000 9,301,414
Series 2017-1A, Class A2B,
1.72%, 7/15/2035(a)(b) 3,800,000 3,786,768
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A7, 0.94%,
8/25/2034(a) 415,273 415,113
Towd Point Mortgage Trust,
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 2,336,425 2,409,668
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(b) 13,507,638 13,580,966
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(b) 7,605,372 7,781,489
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.22%, 7/15/2034(a)(b) 10,000,000 9,983,280
Series 2021-1A, Class B,
1.72%, 7/15/2034(a)(b) 3,200,000 3,177,293
151,554,610
Electric Utilities 0.1%
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(b) 917,990 926,545
Food & Staples Retailing 0.7%
CVS Pass-Through Trust,
6.94%, 1/10/2030 7,828,888 9,276,336
Home Equity 1.4%
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 2,290,417 2,318,112
Bayview Opportunity Master
Fund IVb Trust, Series
2017-SPL2, Class A, 4.00%,
6/28/2054(a)(b) 2,527,162 2,565,359
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(b) 8,295,000 8,259,851
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR,
1.77%, 10/17/2034(a)(b) 6,500,000 6,465,894
19,609,216
Other 1.7%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(b) 7,114,710 7,151,141
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 1.15%,
4/25/2031(a)(b) 11,500,000 11,462,924
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
1.29%, 10/25/2034(a)(b) 2,050,000 2,050,738
ARES XLIV CLO Ltd., Series
2017-44A, Class A3R1,
1.77%, 4/15/2034(a)(b) 3,000,000 2,995,788
23,660,591
Thrifts & Mortgage Finance 0.1%
Newcastle Mortgage
Securities Trust, Series
2006-1, Class M2, 0.66%,
3/25/2036(a) 793,068 808,077
Total Asset-Backed Securities
(cost $269,849,608)
270,615,947
Collateralized Mortgage Obligations 3.0%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,779,251 1,778,547
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 986,562 994,992
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 5,891,459 5,959,416
Citigroup Mortgage Loan
Trust, Series 2015-A, Class
A1, 3.50%, 6/25/2058(a)(b) 41,301 41,363
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 76,704 82,098
Series 2009-78, Class BM,
4.00%, 6/25/2039 121,599 123,850
J.P. Morgan Mortgage Trust,
Series 2021-15, Class A15,
2.50%, 6/25/2052(a)(b) 7,606,000 7,519,839
JP Morgan Mortgage Trust,
Series 2021-13, Class A15,
2.50%, 4/25/2052(a)(b) 3,733,058 3,697,915

66 - Statement of Investments - December 31, 2021 - NVIT Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 4,663,459 4,737,784
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 627,600 652,258
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,168,941 1,232,717
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 1,116,213 1,176,063
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 777,807 811,325
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,834,997 2,941,455
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,297,809 1,358,886
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 5,675,824 6,042,429
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,120,513 1,170,251
Total Collateralized Mortgage Obligations
(cost $39,971,743)
40,321,188
Commercial Mortgage-Backed Securities 2.5%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,552,795
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(b) 5,000,000 5,156,668
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,694,057
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,542,228
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 3,900,000 4,081,124
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.78%, 11/10/2031(a)(b) 7,388,000 7,513,371
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 10,803,756
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(b) 850,000 920,561
Total Commercial Mortgage-Backed
Securities
(cost $32,618,510) 33,264,560
Corporate Bonds 38.5%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The) ,
2.95%, 2/1/2030(c) 4,775,000 4,864,886
3.25%, 2/1/2035 2,000,000 2,015,290
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 3,980,000 4,432,950
Moog, Inc. ,
4.25%, 12/15/2027(b)(c) 865,000 871,488
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 4,000,000 4,474,171
4.15%, 5/15/2045 2,000,000 2,330,787
18,989,572
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(b) 1,000,000 1,020,000
Auto Components 0.0%
†
Allison Transmission, Inc. ,
4.75%, 10/1/2027(b)(c) 440,000 458,260
Automobiles 0.8%
Hyundai Capital America ,
2.38%, 10/15/2027(b) 5,080,000 5,051,480
1.80%, 1/10/2028(b)(c) 672,000 649,407
6.38%, 4/8/2030(b)(c) 1,730,000 2,180,542
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(b) 2,450,000 2,739,982
10,621,411
Banks 3.4%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 3,310,206
Series L, 4.18%, 11/25/2027 4,000,000 4,376,572
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 2,340,000 2,577,591
(SOFR + 1.53%), 1.90%,
7/23/2031(d) 2,500,000 2,392,688
(SOFR + 1.88%), 2.83%,
10/24/2051(c)(d) 440,000 431,990
Citigroup, Inc. ,
4.45%, 9/29/2027 5,000,000 5,575,100
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 3,250,000 3,711,694
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 6,200,000 6,124,316
HSBC Holdings plc ,
4.38%, 11/23/2026 3,500,000 3,839,926
ING Groep NV ,
3.95%, 3/29/2027(c) 3,000,000 3,279,029
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.60%,
4/30/2022(c)(d)(e) 488,000 490,440
(SOFR + 1.51%), 2.53%,
11/19/2041(c)(d) 1,850,000 1,759,162
PNC Financial Services
Group, Inc. (The) ,
3.45%, 4/23/2029 3,000,000 3,266,531

NVIT Core Bond Fund - December 31, 2021 - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 4,750,000 4,693,497
45,828,742
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 3,600,000 3,865,155
4.90%, 2/1/2046 2,000,000 2,527,870
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050(c) 1,435,000 1,769,094
Bacardi Ltd. ,
5.30%, 5/15/2048(b) 2,975,000 3,880,884
12,043,003
Biotechnology 0.5%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 2,261,342
4.25%, 11/21/2049 1,350,000 1,622,933
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 3,502,738
7,387,013
Building Products 0.5%
Carrier Global Corp. ,
2.72%, 2/15/2030 4,320,000 4,411,761
2.70%, 2/15/2031(c) 1,680,000 1,706,302
Johnson Controls International
plc ,
4.63%, 7/2/2044(f) 440,000 529,079
6,647,142
Capital Markets 2.9%
Credit Suisse Group AG ,
(ICE LIBOR USD 3
Month + 1.41%), 3.87%,
1/12/2029(b)(d) 3,000,000 3,211,273
(SOFR + 3.73%), 4.19%,
4/1/2031(b)(d) 1,000,000 1,102,838
(SOFR + 1.73%), 3.09%,
5/14/2032(b)(d) 2,920,000 2,971,251
FMR LLC ,
6.50%, 12/14/2040(b) 2,000,000 2,953,066
5.15%, 2/1/2043(b) 1,000,000 1,300,755
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 2,715,127
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d) 5,000,000 5,390,459
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 5,000,000 5,440,878
MSCI, Inc. ,
3.88%, 2/15/2031(b) 870,000 905,888
Nuveen Finance LLC ,
4.13%, 11/1/2024(b) 10,900,000 11,720,670
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
4.13%, 4/15/2026(b) 2,000,000 2,182,438
39,894,643
Chemicals 0.6%
CF Industries, Inc. ,
5.15%, 3/15/2034 860,000 1,038,871
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 6,106,858
Mosaic Co. (The) ,
5.63%, 11/15/2043 1,175,000 1,560,480
8,706,209
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(b) 865,000 916,900
Stericycle, Inc. ,
3.88%, 1/15/2029(b) 875,000 861,875
1,778,775
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044(c) 2,435,000 3,169,557
Viasat, Inc. ,
5.63%, 4/15/2027(b)(c) 875,000 901,863
4,071,420
Consumer Finance 1.2%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 870,000 935,946
Navient Solutions LLC ,
0.00%, 10/3/2022(c)(g) 14,956,000 14,690,086
15,626,032
Containers & Packaging 0.8%
Berry Global, Inc. ,
4.88%, 7/15/2026(b) 2,250,000 2,327,445
5.63%, 7/15/2027(b) 865,000 905,006
Crown Americas LLC ,
4.25%, 9/30/2026(c) 435,000 464,363
Graphic Packaging
International LLC ,
3.75%, 2/1/2030(b) 705,000 712,544
Sealed Air Corp. ,
4.00%, 12/1/2027(b) 865,000 901,442
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(b) 4,750,000 4,633,910
4.13%, 2/1/2028 875,000 893,594
10,838,304
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 1,155,000 1,133,713
Diversified Telecommunication Services 1.2%
AT&T, Inc. ,
3.65%, 6/1/2051 6,920,000 7,166,662
CCO Holdings LLC ,
4.50%, 5/1/2032 1,160,000 1,193,350
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(b) 575,000 586,500

68 - Statement of Investments - December 31, 2021 - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. ,
2.55%, 3/21/2031 3,000,000 3,026,739
4.00%, 3/22/2050 3,345,000 3,840,838
15,814,089
Electric Utilities 3.6%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(b) 7,525,000 8,304,763
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 2,805,000 3,017,985
Entergy Arkansas LLC ,
3.50%, 4/1/2026 4,880,000 5,220,178
4.00%, 6/1/2028 3,750,000 4,159,554
Evergy, Inc. ,
2.90%, 9/15/2029 3,505,000 3,587,600
Exelon Corp. ,
4.05%, 4/15/2030(c) 695,000 772,188
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(b) 2,000,000 2,168,867
2.75%, 3/1/2032(b) 170,000 172,278
Metropolitan Edison Co. ,
4.30%, 1/15/2029(b)(c) 6,000,000 6,673,446
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(b)(c) 855,000 923,400
NRG Energy, Inc. ,
3.63%, 2/15/2031(b) 865,000 843,375
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 2,000,000 2,083,731
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(b) 8,500,000 8,813,747
5.63%, 2/15/2027(b) 920,000 947,600
4.30%, 7/15/2029(b)(c) 1,403,000 1,500,351
49,189,063
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(b) 800,000 817,000
Electronic Equipment, Instruments & Components 0.4%
CDW LLC ,
3.57%, 12/1/2031 4,750,000 4,941,829
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(b) 865,000 861,929
5,803,758
Energy Equipment & Services 0.4%
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(b) 321,000 345,748
3.90%, 5/17/2028(b) 4,389,000 4,741,034
5,086,782
Entertainment 0.3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(c) 3,500,000 3,640,789
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs) 4.0%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 3,730,000 3,772,319
2.75%, 4/15/2031 4,750,000 4,722,784
Crown Castle International
Corp. ,
4.15%, 7/1/2050 1,290,000 1,450,629
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 5,525,000 5,418,538
Kite Realty Group Trust ,
4.75%, 9/15/2030 1,409,000 1,558,527
LXP Industrial Trust ,
2.70%, 9/15/2030 5,000,000 4,952,545
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 9,540,372
2.75%, 4/1/2032 985,000 963,090
Realty Income Corp. ,
2.85%, 12/15/2032 4,750,000 4,929,060
Sabra Health Care LP ,
3.20%, 12/1/2031(c) 4,855,000 4,744,503
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 3,406,555
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 4,220,629
WP Carey, Inc. ,
2.45%, 2/1/2032 4,750,000 4,632,085
54,311,636
Food & Staples Retailing 0.4%
CVS Pass-Through Trust ,
6.04%, 12/10/2028 4,227,748 4,819,323
Food Products 1.1%
Cargill, Inc. ,
3.25%, 5/23/2029(b) 6,050,000 6,507,092
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(b) 580,000 619,984
Ingredion, Inc. ,
3.90%, 6/1/2050 2,315,000 2,617,186
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 2,975,000 3,736,428
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(b)(c) 870,000 941,775
14,422,465
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 2,050,000 2,596,475
Health Care Providers & Services 0.8%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 138,991
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,106,252
3.81%, 11/1/2024 4,000,000 4,233,702

NVIT Core Bond Fund - December 31, 2021 - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
3.50%, 9/1/2030(c) 860,000 908,912
11,387,857
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(b) 870,000 900,711
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(b)(c) 870,000 921,809
KFC Holding Co. ,
4.75%, 6/1/2027(b)(c) 870,000 899,362
MGM Resorts International ,
5.50%, 4/15/2027(c) 880,000 937,200
2,758,371
Household Durables 0.1%
Newell Brands, Inc. ,
5.87%, 4/1/2036(f) 865,000 1,066,112
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(b) 865,000 897,437
Industrial Conglomerates 0.3%
GE Capital Funding LLC ,
4.55%, 5/15/2032 2,250,000 2,661,405
General Electric Co. ,
5.40%, 5/15/2022 1,125,000 1,136,910
3,798,315
Insurance 0.7%
MassMutual Global Funding II ,
1.55%, 10/9/2030(b) 2,000,000 1,898,418
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(b)(c) 6,850,000 7,386,474
9,284,892
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049(c) 2,290,000 2,612,130
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(b) 860,000 881,165
Machinery 0.4%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(b) 870,000 891,750
Daimler Trucks Finance North
America LLC ,
2.50%, 12/14/2031(b) 4,750,000 4,749,404
5,641,154
Corporate Bonds
Principal
Amount ($) Value ($)
Media 1.1%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 2,000,000 2,494,117
3.70%, 4/1/2051 1,250,000 1,208,483
Comcast Corp. ,
2.65%, 2/1/2030(c) 2,555,000 2,649,779
2.94%, 11/1/2056(b) 5,432,000 5,174,161
CSC Holdings LLC ,
3.38%, 2/15/2031(b)(c) 860,000 805,175
Discovery Communications
LLC ,
5.30%, 5/15/2049 1,000,000 1,252,036
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(b) 860,000 893,832
14,477,583
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(b) 420,000 415,685
Multi-Utilities 1.6%
Black Hills Corp. ,
3.95%, 1/15/2026 6,890,000 7,384,379
3.05%, 10/15/2029 1,350,000 1,401,907
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 4,366,747
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 7,000,000 7,520,492
3.25%, 6/15/2026 1,250,000 1,326,896
22,000,421
Oil, Gas & Consumable Fuels 2.7%
Aker BP ASA ,
3.75%, 1/15/2030(b) 1,950,000 2,064,835
Apache Corp. ,
4.38%, 10/15/2028(c) 875,000 951,991
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(c) 1,800,000 1,727,756
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(b) 38,000 38,380
Continental Resources, Inc. ,
4.38%, 1/15/2028(c) 865,000 935,108
5.75%, 1/15/2031(b) 1,310,000 1,542,682
2.88%, 4/1/2032(b) 3,155,000 3,086,395
DCP Midstream Operating LP ,
5.38%, 7/15/2025 435,000 475,238
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 725,000 1,130,588
Energy Transfer LP ,
6.50%, 2/1/2042 2,350,000 3,027,582
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 2,437,353
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 568,945
3.25%, 8/1/2050(c) 395,000 377,991
Marathon Oil Corp. ,
6.80%, 3/15/2032 1,550,000 1,996,497
6.60%, 10/1/2037(c) 1,200,000 1,567,898

70 - Statement of Investments - December 31, 2021 - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP ,
5.50%, 2/15/2049 1,270,000 1,621,789
NGPL PipeCo LLC ,
3.25%, 7/15/2031(b) 5,400,000 5,485,232
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,882,827
Targa Resources Partners LP ,
5.38%, 2/1/2027 865,000 891,443
Valero Energy Corp. ,
4.00%, 4/1/2029(c) 765,000 832,452
4.90%, 3/15/2045 600,000 708,484
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 352,832
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044(c) 1,025,000 1,330,380
36,034,678
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 1,800,000 2,224,378
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(b)(c) 575,000 567,180
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 2,100,000 2,227,396
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050(c) 2,385,000 2,404,083
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 900,000 846,000
8,269,037
Road & Rail 1.1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(b) 6,500,000 6,794,357
4.25%, 11/1/2029(b) 3,530,000 3,765,774
2.45%, 8/12/2031(b) 830,000 808,165
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 3,296,574
14,664,870
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(b) 2,000,000 1,949,792
Software 0.7%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(b)(c) 855,000 880,650
Oracle Corp. ,
2.88%, 3/25/2031 2,500,000 2,515,925
3.60%, 4/1/2050 2,375,000 2,325,455
PTC, Inc. ,
4.00%, 2/15/2028(b) 855,000 869,962
VMware, Inc. ,
1.80%, 8/15/2028 2,435,000 2,369,630
8,961,622
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030(c) 6,750,000 6,413,092
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
2.45%, 8/4/2026 4,000,000 4,177,200
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 1,058,154
5,235,354
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(b) 870,000 911,012
Thrifts & Mortgage Finance 0.6%
BPCE SA ,
5.70%, 10/22/2023(b) 3,000,000 3,224,839
(SOFR + 1.73%), 3.12%,
10/19/2032(b)(c)(d) 5,500,000 5,517,575
8,742,414
Trading Companies & Distributors 0.3%
GATX Corp. ,
1.90%, 6/1/2031 2,000,000 1,899,355
4.50%, 3/30/2045 1,315,000 1,510,202
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 860,000 872,900
4,282,457
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 1,000,000 987,600
3.50%, 4/15/2031(c) 1,145,000 1,191,235
3.30%, 2/15/2051 3,960,000 3,867,514
6,046,349
Total Corporate Bonds
(cost $503,722,852)
519,178,129
Loan Participation 0.1%
Electrical Equipment 0.1%
Sensata Technologies B.V.,
Term Loan, (ICE LIBOR
USD 2 Month + 1.75%),
1.87%, 9/20/2026 (d) 996,876 995,380
0
Total Loan Participation
(cost $998,311) 995,380
Mortgage-Backed Securities 18.4%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 5,604,404 5,882,566
Pool# SB8083
1.50%, 1/1/2036 16,705,178 16,764,484
Pool# SB8088
1.50%, 2/1/2036 21,054,926 21,123,402

NVIT Core Bond Fund - December 31, 2021 - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8018
4.00%, 10/1/2049 2,725,665 2,896,045
Pool# SD8080
2.00%, 6/1/2050 3,865,036 3,856,559
Pool# SD8079
2.00%, 7/1/2050 9,757,448 9,736,049
Pool# SD8084
3.00%, 8/1/2050 10,459,122 10,838,690
Pool# SD8181
1.50%, 12/1/2051 8,000,000 7,730,895
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,311,513 2,674,126
Pool# 468516
5.17%, 6/1/2028 836,982 918,601
Pool# AM7073
6.41%, 1/1/2030 1,486,522 1,751,056
Pool# 468127
5.70%, 5/1/2041 1,121,601 1,281,341
Pool# AN0360
3.95%, 12/1/2045 10,000,000 12,196,930
FNMA UMBS Pool
Pool# AR9398
3.50%, 6/1/2043 1,060,208 1,144,804
Pool# BC0180
4.00%, 1/1/2046 2,941,593 3,196,095
Pool# AS7908
3.00%, 9/1/2046 6,249,528 6,559,990
Pool# AS8483
3.00%, 12/1/2046 2,667,023 2,808,817
Pool# MA2863
3.00%, 1/1/2047 8,312,464 8,720,962
Pool# AS8784
3.00%, 2/1/2047 2,784,583 2,920,297
Pool# BE7557
3.50%, 2/1/2047 5,248,959 5,612,947
Pool# BM2003
4.00%, 10/1/2047 4,713,713 5,046,950
Pool# BJ3716
3.50%, 12/1/2047 2,857,474 3,029,741
Pool# MA3210
3.50%, 12/1/2047 1,140,682 1,209,335
Pool# BM3355
3.50%, 2/1/2048 1,808,935 1,915,930
Pool# CA1532
3.50%, 4/1/2048 6,231,942 6,605,848
Pool# CA2208
4.50%, 8/1/2048 1,544,217 1,658,000
Pool# CA2469
4.00%, 10/1/2048 2,700,423 2,873,996
Pool# MA3745
3.50%, 8/1/2049 6,824,286 7,183,132
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 1/25/2052 45,000,000 44,861,350
2.50%, 1/25/2052 45,000,000 45,910,764
Total Mortgage-Backed Securities
(cost $245,769,688)
248,909,702
Municipal Bonds 1.5%
Principal
Amount ($) Value ($)
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 5,780,197
District of Columbia 1.1%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 10,570,833
Series D, 8.00%, 10/1/2047 2,000,000 3,535,439
14,106,272
Total Municipal Bonds
(cost $14,205,994)
19,886,469
Purchased Option 0.0%
†
Number of
Contracts
Call Option 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 210,000,000
Exchange Traded* 840 178,500
0
Total Purchased Option
(cost $338,402) 178,500
U.S. Government Agency Security 1.3%
Principal
Amount ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 17,194,961
Total U.S. Government Agency Security
(cost $13,967,743)
17,194,961
U.S. Treasury Obligations 14.9%
U.S. Treasury Bonds, 7.13%,
2/15/2023 (c) 1,000,000 1,074,375
U.S. Treasury Notes
0.13%, 10/15/2023 4,000,000 3,960,000
0.25%, 3/15/2024 (c) 15,000,000 14,820,703
0.38%, 4/15/2024 19,000,000 18,809,258
0.25%, 6/15/2024 (c) 30,000,000 29,558,203
1.25%, 3/31/2028 81,000,000 80,278,594
1.50%, 2/15/2030 (c) 53,000,000 53,273,281
Total U.S. Treasury Obligations
(cost $205,699,485)
201,774,414

72 - Statement of Investments - December 31, 2021 - NVIT Core Bond Fund
Repurchase Agreements 0.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $2,347,175,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $2,394,108. (h)(i) 2,347,165 2,347,165
MetLife, Inc.
0.06%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,000,006,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $1,020,410. (h)(i) 1,000,000 1,000,000
NatWest Markets Securities,
Inc.
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $1,000,010,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$1,020,009. (h)(i) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,347,165)
4,347,165
Total Investments
(cost $1,331,489,501) — 100.5%
1,356,666,415
Liabilities in excess of other
assets — (0.5)% (7,207,505)
NET ASSETS — 100.0%
$ 1,349,458,910
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $461,081,360 which represents 34.17% of net assets.
(c) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $80,217,407, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,347,165 and by
$78,022,625 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/15/2022 –
11/15/2051, a total value of $82,369,790.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2021.
The maturity date reflects the next call date.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2021.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$4,347,165.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Core Bond Fund - December 31, 2021 - Statement of Investments - 73
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
37-V1 1.00 Quarterly 12/20/2026 0.49 USD 40,000,000 (929,708) (60,988) (990,696)
(929,708) (60,988) (990,696)
As of December 31, 2021, the Fund had $462,927 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 1,531 3/2022 USD 245,629,813 2,590,601
U.S. Treasury Ultra Bond 183 3/2022 USD 36,073,875 719,463
3,310,064
Short Contracts
U.S. Treasury 5 Year Note (7) 3/2022 USD (846,836) 2,225
U.S. Treasury 10 Year Note (763) 3/2022 USD (99,547,656) (1,189,488)
U.S. Treasury 10 Year Ultra Note (770) 3/2022 USD (112,756,875) (1,842,629)
(3,029,892)
280,172
As of December 31, 2021, the Fund had $5,228,631 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar

74 - Statement of Investments - December 31, 2021 - NVIT Core Bond Fund
Written Call Options Contracts as of December 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 840 USD 210,000,000 USD 99.63 12/19/2022 (78,750)
–
Written Put Options Contracts as of December 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 840 USD 210,000,000 USD 98.88 12/19/2022 (451,500)
–
Total Written Options Contracts (Premiums Received ($388,945)) (530,250)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Statement of Investments - 75
Asset-Backed Securities 17.7%
Principal
Amount ($) Value ($)
Automobiles 0.1%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 246,889
Capital Markets 1.0%
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 0.40%, 5/25/2036(a) 2,626,037 2,119,136
Commercial Services & Supplies 0.2%
Ocean Trails CLO X, Series
2020-10A, Class AR,
1.36%, 10/15/2034(a)(b) 500,000 500,168
Diversified Financial Services 15.0%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 2.65%,
11/25/2033(a) 1,406,006 1,406,158
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(b) 84,651 86,267
AGL CLO 3 Ltd., Series
2020-3A, Class A, 1.42%,
1/15/2033(a)(b) 1,000,000 1,000,213
Asset-Backed Securities
Corp. Home Equity Loan
Trust AMQ, Series 2007-
HE2, Class A4, 0.33%,
5/25/2037(a) 1,529,948 1,250,778
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(b) 734,375 725,320
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
1.32%, 7/20/2034(a)(b) 500,000 500,230
Capital Four US CLO I Ltd.,
Series 2021-1A, Class A,
1.45%, 1/18/2035(a)(b) 500,000 500,000
Cathedral Lake Ltd., Series
2021-8A, Class A1, 1.32%,
1/20/2035(a)(b) 500,000 500,471
CLNC Ltd., Series 2019-
FL1, Class A, 1.41%,
8/20/2035(a)(b) 169,000 169,052
Dryden 75 CLO Ltd., Series
2019-75A, Class AR2,
1.16%, 4/15/2034(a)(b) 500,000 498,355
Flagship Credit Auto Trust,
Series 2017-4, Class C,
2.92%, 11/15/2023(b) 36,592 36,627
FS RIALTO, Series 2021-
FL2, Class A, 1.33%,
4/16/2028(a)(b) 375,000 374,258
Generate CLO 9 Ltd., Series
9A, Class A, 1.34%,
10/20/2034(a)(b) 500,000 499,995
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(b) 500,000 486,850
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
1.44%, 4/15/2034(a)(b) 500,000 500,970
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(b) 1,156,005 1,128,439
Series 2021-1, Class F,
3.33%, 9/17/2041(b) 679,322 663,156
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 0.28%,
4/25/2037(a) 492,748 391,239
JP Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
0.58%, 8/25/2036(a) 1,714,905 1,006,385
LCM XV LP, Series 15A, Class
DR, 3.83%, 7/20/2030(a)(b) 250,000 244,982
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
1.61%, 5/15/2036(a)(b) 188,000 187,808
Marble Point CLO
Management LLC, Series
2021-2A, Class A, 1.32%,
7/25/2034(a)(b) 500,000 500,233
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
1.41%, 1/20/2032(a)(b) 500,000 500,222
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(b) 500,000 512,901
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
0.31%, 5/25/2037(a) 1,634,219 1,607,939
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(b) 735,000 767,616
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
0.60%, 6/25/2037(a) 2,243,563 852,823
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 0.38%,
5/25/2036(a) 1,500,000 1,333,388
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 0.67%, 1/25/2036(a) 2,049,000 1,900,648
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(b) 349,856 347,699

76 - Statement of Investments - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services
Series 2021-3, Class B,
1.74%, 5/15/2029(b) 500,000 489,630
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(b)(c) 986,151 984,171
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 1,095,305
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 0.27%, 8/25/2036(a) 4,243,380 1,800,610
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(b) 500,000 514,526
Sprite Ltd.
Series 2017-1, Class A,
4.25%, 12/15/2037(b) 292,209 288,890
Series 2021-1, Class A,
3.75%, 11/15/2046(b) 496,210 487,569
SUNNOVA HELIOS II ISSUER
LLC, Series 2021-A, Class
A, 1.80%, 2/20/2048(b) 460,069 452,665
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(b) 474,257 496,247
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 1.20%, 1/17/2032(a)
(b) 500,000 500,002
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(b) 830,526 822,077
Trimaran Cavu Ltd., Series
2021-3A, Class A, 1.31%,
1/18/2035(a)(b) 500,000 500,000
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(b) 388,821 386,800
Series 2021-ST4, Class A,
2.00%, 7/20/2027(b) 288,764 286,235
Venture XX CLO Ltd., Series
2015-20A, Class AR,
0.94%, 4/15/2027(a)(b) 71,958 71,958
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(b) 432,410 423,312
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(b)(c) 441,782 439,709
30,520,728
Home Equity 0.7%
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
3.09%, 3/25/2026(a)(b) 850,000 851,261
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
1.32%, 10/20/2030(a)(b) 500,000 499,740
1,351,001
Thrifts & Mortgage Finance 0.7%
JP Morgan Mortgage
Acquisition Trust, Series
2007-CH3, Class M2,
0.42%, 3/25/2037(a) 1,500,000 1,439,686
Total Asset-Backed Securities
(cost $36,515,642)
36,177,608
Collateralized Mortgage Obligations 15.8%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 0.90%, 12/25/2035(a) 1,188,837 1,032,245
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,966,996 1,303,784
Series 2006-OA7, Class
1A2, 1.02%, 6/25/2046(a) 1,817,449 1,702,952
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
0.58%, 2/25/2036(a) 1,498,023 1,514,870
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,705,649 1,121,561
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,210,661 808,102
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 2,981,210 3,002,026
Series 4748, Class KW,
3.50%, 9/15/2044 245,195 245,173
Series 5004, Class LS, IO,
6.05%, 7/25/2050(a) 3,546,991 743,137
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 1,001,734
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,937,706 2,003,910
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,310,545 2,342,535
Series 2018-33, Class A,
3.00%, 5/25/2048 893,027 911,809
Series 2019-64, Class D,
2.50%, 11/25/2049 548,470 552,912
Series 2020-77, Class S,
IO, 4.10%, 11/25/2050(a) 6,470,563 914,443
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,025,078 2,974,203
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 700,949

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Statement of Investments - 77
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA , 0.00%, 8/16/2063(a) 5,511,747 445,204
GNMA REMICS
Series 2019-84, Class SA,
IO, 3.30%, 7/20/2049(a) 6,622,602 481,302
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 4,352,704 599,526
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 0.46%,
7/25/2047(a) 814,205 638,405
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 471,825 487,813
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 553,707 552,045
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 549,131
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 1,143,868 1,104,705
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,959,148 2,066,076
Toorak Mortgage Corp. Ltd.,
Series 2020-1, Class A2,
3.23%, 3/25/2023(b)(c) 1,100,000 1,096,119
Verus Securitization Trust,
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 593,818
ZH Trust, Series 2021-
2, Class A, 2.35%,
10/17/2027(b) 650,000 644,682
Total Collateralized Mortgage Obligations
(cost $32,908,083)
32,135,171
Commercial Mortgage-Backed Securities 7.4%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 0.93%,
12/18/2037(a)(b) 133,622 133,020
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(a) 3,036,000 175,443
Series 2017-BNK6, Class
XA, IO, 0.80%, 7/15/2060(a) 4,438,697 151,772
Series 2018-BN10, Class
XA, IO, 0.71%, 2/15/2061(a) 2,812,153 106,216
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.05%, 2/15/2053(a) 1,986,436 136,241
Series 2021-C9, Class XA,
IO, 1.64%, 2/15/2054(a) 1,494,352 175,274
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-C11, Class XA,
IO, 1.39%, 9/15/2054(a) 1,898,876 192,865
Series 2021-C12, Class XA,
IO, 0.96%, 11/15/2054(a) 2,727,441 199,753
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.14%, 11/5/2036(a)
(b) 4,823,000 24,962
Series 2012-SHOW, Class
XA, IO, 0.60%, 11/5/2036(a)
(b) 8,760,000 146,668
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.78%, 9/15/2053(a) 1,318,312 136,523
Series 2021-B27, Class XA,
IO, 1.27%, 7/15/2054(a) 2,008,783 187,704
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
2.11%, 9/15/2036(a)(b) 134,000 132,817
Series 2021-VOLT, Class F,
2.51%, 9/15/2036(a)(b) 134,000 132,736
Series 2021-21M, Class H,
4.12%, 10/15/2036(a)(b) 201,000 198,655
Series 2021-XL2, Class E,
1.96%, 10/15/2038(a)(b) 201,000 199,753
BX Trust
Series 2018-EXCL, Class A,
1.20%, 9/15/2037(a)(b) 51,081 50,834
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 211,000 208,984
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(b) 100,000 102,901
BXMT Ltd., Series 2021-
FL4, Class A, 1.16%,
5/15/2038(a)(b) 125,000 124,765
CD Mortgage Trust
Series 2017-CD6, Class XA,
IO, 0.92%, 11/13/2050(a) 5,592,064 202,693
Series 2017-CD6, Class C,
4.26%, 11/13/2050(a) 202,000 212,890
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.64%,
5/10/2058(a) 2,103,680 120,635
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.50%, 12/10/2041(a)(b) 115,000 106,970
Series 2014-GC19, Class
XA, IO, 1.12%, 3/10/2047(a) 3,432,774 66,952
Series 2014-GC21, Class
XA, IO, 1.15%, 5/10/2047(a) 3,038,136 69,939
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(b) 139,000 97,892
COMM Mortgage Trust
Series 2017-PANW, Class
E, 3.81%, 10/10/2029(a)(b) 254,000 251,102
Series 2017-PANW, Class
D, 3.93%, 10/10/2029(a)(b) 152,000 153,672

78 - Statement of Investments - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2014-CR20,
Class XA, IO, 0.99%,
11/10/2047(a) 5,687,001 128,642
Series 2015-CR23, Class C,
4.29%, 5/10/2048(a) 407,000 424,546
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.87%, 1/15/2049(a) 628,926 42,175
Series 2017-CX10,
Class XA, IO, 0.71%,
11/15/2050(a) 6,912,223 220,740
Series 2017-CX10, Class C,
4.11%, 11/15/2050(a) 405,000 398,108
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 269,928
CSMC, Series 2020-
NET, Class A, 2.26%,
8/15/2037(b) 162,000 163,286
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 242,294
Series 2017-CALI, Class E,
3.78%, 11/10/2032(a)(b) 133,000 132,546
Series 2021-B33, Class A1,
3.05%, 10/10/2043(b) 100,000 102,238
Series 2021-B33, Class A2,
3.17%, 10/10/2043(b) 157,000 162,012
CSWF, Series 2018-
TOP, Class F, 2.86%,
8/15/2035(a)(b) 160,800 159,992
FNMA ACES REMICS, Series
2020-M7, Class X2, IO,
1.24%, 3/25/2031(a) 5,194,881 446,358
GNMA REMICS
Series 2021-35, Class , IO,
1.02%, 12/16/2062(a) 5,103,769 442,333
Series 2021-52, Class , IO,
0.82%, 4/16/2063(a) 5,348,326 387,027
Series 2021-129, Class , IO,
0.99%, 6/16/2063(a) 5,661,070 476,445
Series 2021-79, Class , IO,
0.92%, 8/16/2063(a) 5,640,773 456,450
Series 2021-208, Class Io,
IO, 0.75%, 6/16/2064(a) 6,837,358 501,497
GPMT Ltd., Series 2021-
FL3, Class A, 1.35%,
7/16/2035(a)(b) 174,344 174,269
Great Wolf Trust
Series 2019-WOLF, Class
E, 2.84%, 12/15/2036(a)(b) 100,000 96,988
Series 2019-WOLF, Class F,
3.24%, 12/15/2036(a)(b) 100,000 93,726
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 1.71%,
7/15/2031(a)(b) 100,000 96,473
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.58%, 11/10/2049(a) 5,631,515 138,274
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-GS8, Class XA,
IO, 0.97%, 11/10/2050(a) 5,268,478 222,649
Series 2018-GS9, Class C,
4.36%, 3/10/2051(a) 175,000 186,371
HPLY Trust, Series 2019-
HIT, Class F, 3.26%,
11/15/2036(a)(b) 93,557 90,504
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 113,305
Series 2016-JP3, Class B,
3.40%, 8/15/2049(a) 190,000 195,186
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 3.98%,
9/15/2047(a)(b) 200,000 198,139
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.66%, 5/13/2053(a) 1,357,557 136,442
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(a) 158,000 164,622
Med Trust, Series 2021-
MDLN, Class G, 5.36%,
11/15/2038(a)(b) 201,000 199,005
MF1 Ltd., Series 2020-
FL3, Class A, 2.21%,
7/15/2035(a)(b) 64,669 64,932
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.26%, 5/15/2050(a) 2,562,423 134,047
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
2.31%, 11/15/2034(a)(b) 111,000 110,223
Series 2017-ASHF, Class E,
3.26%, 11/15/2034(a)(b) 167,000 164,557
Series 2019-H7, Class C,
4.13%, 7/15/2052 200,000 206,782
Series 2019-L3, Class XA,
IO, 0.64%, 11/15/2052(a) 3,034,179 132,550
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 116,486
One New York Plaza Trust,
Series 2020-1NYP, Class C,
2.31%, 1/15/2036(a)(b) 150,000 149,712
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.90%, 10/10/2048(a) 3,033,059 179,577
Soho Trust, Series 2021-
SOHO, Class B, 2.70%,
8/10/2038(a)(b) 202,000 189,980
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(a) 194,000 203,092
Series 2017-C4, Class B,
4.24%, 10/15/2050(a) 161,000 168,985

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Statement of Investments - 79
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-C5, Class C,
4.31%, 11/15/2050(a) 349,000 359,245
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class C,
4.69%, 10/15/2045(a) 405,000 411,503
Series 2015-C28, Class XA,
IO, 0.60%, 5/15/2048(a) 8,515,587 141,767
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 204,186
Series 2017-C42, Class C,
4.30%, 12/15/2050(a) 161,000 169,516
Series 2020-C58, Class C,
3.16%, 7/15/2053 200,000 198,511
Series 2020-C57, Class XA,
IO, 2.09%, 8/15/2053(a) 1,081,283 152,021
Series 2021-C59, Class XA,
IO, 1.55%, 4/15/2054(a) 1,678,523 187,692
Total Commercial Mortgage-Backed
Securities
(cost $15,193,289) 15,108,565
Corporate Bonds 13.7%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
2.95%, 2/1/2030 120,000 122,259
Textron, Inc. ,
2.45%, 3/15/2031 190,000 186,712
TransDigm, Inc. ,
6.25%, 3/15/2026(b) 70,000 72,756
5.50%, 11/15/2027 45,000 46,350
428,077
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 45,000 54,834
Airlines 0.1%
American Airlines, Inc. ,
5.75%, 4/20/2029(b) 205,000 219,088
United Airlines, Inc. ,
4.63%, 4/15/2029(b) 40,000 41,250
260,338
Auto Components 0.1%
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 65,000 63,759
Clarios Global LP ,
6.25%, 5/15/2026(b) 49,000 51,266
Dealer Tire LLC ,
8.00%, 2/1/2028(b) 35,000 36,432
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031(b) 70,000 76,000
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 41,137
268,594
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 70,000 71,680
Hyundai Capital America ,
3.00%, 2/10/2027(b) 115,000 118,993
190,673
Banks 1.5%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(b)(d)(e) 200,000 203,000
Banco de Credito del Peru ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(b)(e) 100,000 98,751
Banco do Brasil SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 10 Year + 6.36%),
9.00%, 6/18/2024(d)(e) 200,000 213,202
Banco Internacional del Peru
SAA Interbank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 1 Year + 3.71%),
4.00%, 7/8/2030(e) 150,000 148,875
Bank of America Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 180,000 174,361
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 5,000 5,056
3.40%, 2/11/2024 120,000 125,906
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 215,000 231,886
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(e) 200,000 197,656
Itau Unibanco Holding SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.98%),
6.13%, 12/12/2022(d)(e) 200,000 201,252
JPMorgan Chase & Co. ,
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 90,000 91,156
Korea Development Bank
(The) ,
1.00%, 9/9/2026 200,000 195,160

80 - Statement of Investments - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.74%), 0.91%, 3/2/2023(e) 125,000 125,627
Oversea-Chinese Banking
Corp. Ltd. ,
Reg. S, 4.25%, 6/19/2024 200,000 212,765
Royal Bank of Canada ,
1.15%, 7/14/2026 360,000 352,130
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 110,000 112,423
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 110,000 118,253
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 115,000 113,632
Woori Bank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.66%),
4.25%, 10/04/2024(d)(e) 200,000 207,485
3,128,576
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 90,000 124,511
Constellation Brands, Inc. ,
3.15%, 8/1/2029 80,000 84,377
2.88%, 5/1/2030 25,000 25,656
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(b) 45,000 44,550
Triton Water Holdings, Inc. ,
6.25%, 4/1/2029(b) 95,000 91,115
370,209
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 10,000 10,586
3.80%, 3/15/2025 95,000 101,125
Amgen, Inc. ,
2.45%, 2/21/2030 125,000 127,220
238,931
Building Products 0.1%
Carrier Global Corp. ,
3.58%, 4/5/2050 65,000 69,110
Griffon Corp. ,
5.75%, 3/1/2028 40,000 41,553
110,663
Capital Markets 0.6%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(b) 270,000 259,916
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 1.33%,
5/15/2026(e) 234,000 238,654
Macquarie Group Ltd. ,
(SOFR + 0.91%), 1.63%,
9/23/2027(b)(e) 110,000 107,782
(SOFR + 1.53%), 2.87%,
1/14/2033(b)(e) 135,000 134,591
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 240,000 231,108
Temasek Financial I Ltd. ,
1.00%, 10/6/2030(b) 250,000 232,179
1,204,230
Chemicals 0.4%
CVR Partners LP ,
6.13%, 6/15/2028(b) 45,000 47,475
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 40,000 55,973
Equate Petrochemical BV ,
Reg. S, 2.63%, 4/28/2028 200,000 200,250
EverArc Escrow Sarl ,
5.00%, 10/30/2029(b) 95,000 95,070
LG Chem Ltd. ,
2.38%, 7/7/2031(b) 200,000 196,641
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 25,000 24,413
Unifrax Escrow Issuer Corp. ,
5.25%, 9/30/2028(b) 70,000 70,753
WR Grace Holdings LLC ,
5.63%, 8/15/2029(b) 85,000 87,019
777,594
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(b) 35,000 36,722
9.75%, 7/15/2027(b) 70,000 74,790
Garda World Security Corp. ,
6.00%, 6/1/2029(b) 70,000 66,850
Madison IAQ LLC ,
4.13%, 6/30/2028(b) 55,000 55,137
5.88%, 6/30/2029(b) 45,000 45,000
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(b) 55,000 57,802
336,301
Communications Equipment 0.0%
†
Avaya, Inc. ,
6.13%, 9/15/2028(b) 40,000 42,400
CommScope, Inc. ,
4.75%, 9/1/2029(b) 55,000 54,660
97,060
Construction & Engineering 0.1%
Pike Corp. ,
5.50%, 9/1/2028(b) 140,000 140,319

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
Quanta Services, Inc. ,
2.35%, 1/15/2032 120,000 116,511
256,830
Consumer Finance 0.3%
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(b) 75,000 73,611
3.25%, 2/15/2027(b) 35,000 35,244
Discover Financial Services ,
4.10%, 2/9/2027 110,000 119,227
Ford Motor Credit Co. LLC ,
(ICE LIBOR USD 3
Month + 1.24%), 1.39%,
2/15/2023(e) 240,000 239,527
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 65,000 64,819
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(b)(f) 59,059 56,992
Navient Corp. ,
5.00%, 3/15/2027 30,000 30,596
OneMain Finance Corp. ,
6.63%, 1/15/2028 50,000 56,000
676,016
Containers & Packaging 0.1%
Berry Global, Inc. ,
0.95%, 2/15/2024 115,000 113,965
Silgan Holdings, Inc. ,
4.13%, 2/1/2028 65,000 66,381
WRKCo, Inc. ,
3.75%, 3/15/2025 110,000 117,194
297,540
Diversified Consumer Services 0.0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(b) 90,000 88,397
Diversified Financial Services 0.1%
Petronas Capital Ltd. ,
3.50%, 4/21/2030(b) 200,000 216,129
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
2.75%, 6/1/2031 30,000 30,608
2.25%, 2/1/2032 135,000 130,453
3.30%, 2/1/2052 75,000 73,447
CCO Holdings LLC ,
4.75%, 3/1/2030(b) 50,000 52,000
4.25%, 1/15/2034(b) 40,000 39,353
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(b) 15,000 15,863
5.00%, 5/1/2028(b) 30,000 30,900
6.00%, 1/15/2030(b) 45,000 45,225
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(b) 60,000 61,200
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(b) 45,000 46,828
4.00%, 2/15/2027(b) 40,000 40,582
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
SingTel Group Treasury Pte.
Ltd. ,
Reg. S, 1.88%, 6/10/2030 200,000 196,842
Verizon Communications, Inc. ,
1.75%, 1/20/2031 215,000 203,488
966,789
Electric Utilities 0.9%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 95,000 96,631
Duke Energy Corp. ,
2.65%, 9/1/2026 165,000 170,825
Guacolda Energia SA ,
Reg. S, 4.56%, 4/30/2025 200,000 67,000
Inkia Energy Ltd. ,
Reg. S, 5.88%, 11/9/2027 200,000 205,002
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(b) 193,000 192,518
Korea Electric Power Corp. ,
Reg. S, 1.13%, 6/15/2025 200,000 197,437
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 209,000
Monongahela Power Co. ,
5.40%, 12/15/2043(b) 55,000 70,982
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 70,000 70,415
NRG Energy, Inc. ,
3.63%, 2/15/2031(b) 80,000 78,000
Pacific Gas and Electric Co. ,
1.37%, 3/10/2023 70,000 69,563
2.50%, 2/1/2031 60,000 57,154
PG&E Corp. ,
5.00%, 7/1/2028 25,000 26,296
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 115,000 125,077
TNB Global Ventures Capital
Bhd. ,
Reg. S, 3.24%, 10/19/2026 200,000 208,702
1,844,602
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 110,000 119,110
Vontier Corp. ,
1.80%, 4/1/2026(b) 130,000 127,933
247,043
Energy Equipment & Services 0.2%
Halliburton Co. ,
2.92%, 3/1/2030 60,000 61,724
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(b) 85,000 82,131
Transocean, Inc. ,
11.50%, 1/30/2027(b) 18,000 17,640
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 110,906

82 - Statement of Investments - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Weatherford International Ltd. ,
6.50%, 9/15/2028(b) 45,000 47,614
320,015
Entertainment 0.1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(b) 50,000 50,875
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(b) 55,000 60,156
4.75%, 10/15/2027(b) 75,000 77,063
188,094
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 155,000 145,646
Boston Properties LP ,
3.65%, 2/1/2026 170,000 182,119
Crown Castle International
Corp. ,
4.30%, 2/15/2029 100,000 111,629
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 120,000 117,688
Iron Mountain, Inc. ,
4.50%, 2/15/2031(b) 30,000 30,321
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(b) 50,000 51,125
Vornado Realty LP ,
2.15%, 6/1/2026 45,000 44,966
Welltower, Inc. ,
2.05%, 1/15/2029 120,000 118,101
801,595
Food & Staples Retailing 0.3%
CK Hutchison International 20
Ltd. ,
2.50%, 5/8/2030(b) 200,000 202,347
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(b) 55,000 57,406
4.25%, 8/1/2029(b) 40,000 39,683
Sysco Corp. ,
3.25%, 7/15/2027 50,000 53,169
3.30%, 2/15/2050 55,000 55,695
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b) 45,000 48,186
US Foods, Inc. ,
4.63%, 6/1/2030(b) 90,000 91,003
547,489
Food Products 0.2%
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 120,000 121,786
Kraft Heinz Foods Co. ,
5.00%, 7/15/2035 22,000 26,914
5.20%, 7/15/2045 70,000 89,003
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Pilgrim's Pride Corp. ,
5.88%, 9/30/2027(b) 45,000 47,517
Post Holdings, Inc. ,
4.63%, 4/15/2030(b) 50,000 50,925
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(b) 120,000 128,881
465,026
Gas Utilities 0.1%
Ferrellgas LP ,
5.38%, 4/1/2026(b) 35,000 33,775
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(b) 105,000 106,181
Superior Plus LP ,
4.50%, 3/15/2029(b) 70,000 71,949
211,905
Health Care Equipment & Supplies 0.1%
Mozart Debt Merger Sub, Inc. ,
5.25%, 10/1/2029(b) 60,000 60,818
Ortho-Clinical Diagnostics,
Inc. ,
7.25%, 2/1/2028(b) 45,000 48,375
109,193
Health Care Providers & Services 0.6%
Anthem, Inc. ,
3.30%, 1/15/2023 115,000 117,991
Centene Corp. ,
3.00%, 10/15/2030 35,000 35,578
2.50%, 3/1/2031 185,000 180,100
Cigna Corp. ,
4.90%, 12/15/2048 100,000 129,213
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(b) 60,000 63,975
6.88%, 4/15/2029(b) 65,000 66,219
HCA, Inc. ,
4.13%, 6/15/2029 55,000 60,521
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(b) 30,000 31,275
4.38%, 2/15/2027(b) 40,000 40,300
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(b) 25,000 25,531
Option Care Health, Inc. ,
4.38%, 10/31/2029(b) 70,000 70,175
Radiology Partners, Inc. ,
9.25%, 2/1/2028(b) 45,000 47,255
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(b) 95,000 95,831
Select Medical Corp. ,
6.25%, 8/15/2026(b) 125,000 132,406
Tenet Healthcare Corp. ,
6.13%, 10/1/2028(b) 75,000 79,216
1,175,586

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.6%
Boyne USA, Inc. ,
4.75%, 5/15/2029(b) 125,000 128,750
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(b) 45,000 45,000
Carnival Corp. ,
5.75%, 3/1/2027(b) 190,000 190,000
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 41,000
Expedia Group, Inc. ,
5.00%, 2/15/2026 80,000 88,974
3.80%, 2/15/2028 135,000 144,335
Golden Nugget, Inc. ,
6.75%, 10/15/2024(b) 80,000 80,000
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 115,000 114,648
MGM Resorts International ,
6.75%, 5/1/2025 75,000 78,375
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(b) 40,000 40,200
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(b) 65,000 64,492
5.88%, 9/1/2031(b) 65,000 65,226
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(b) 45,000 50,175
Viking Cruises Ltd. ,
5.88%, 9/15/2027(b) 105,000 99,981
1,231,156
Household Durables 0.1%
Mattamy Group Corp. ,
4.63%, 3/1/2030(b) 60,000 61,107
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(b) 70,000 67,284
128,391
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(b) 60,000 61,275
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(b) 60,000 59,270
7.00%, 12/31/2027(b) 40,000 37,700
158,245
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(b) 45,000 45,682
4.63%, 2/1/2029(b) 30,000 29,588
75,270
Insurance 0.4%
Acrisure LLC ,
4.25%, 2/15/2029(b) 35,000 34,038
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(b) 40,000 41,500
AmWINS Group, Inc. ,
4.88%, 6/30/2029(b) 70,000 70,700
Athene Holding Ltd. ,
3.95%, 5/25/2051 110,000 118,668
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(b) 45,000 44,614
Brown & Brown, Inc. ,
2.38%, 3/15/2031 80,000 77,921
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(b) 45,000 46,687
Guardian Life Global Funding ,
1.25%, 5/13/2026(b) 120,000 118,312
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(b) 115,000 121,273
NFP Corp. ,
6.88%, 8/15/2028(b) 35,000 35,090
708,803
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. ,
1.22%, 10/18/2024 240,000 239,734
Media 0.4%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(b) 50,000 50,312
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 150,000 142,385
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(b) 45,000 48,038
Comcast Corp. ,
2.94%, 11/1/2056(b) 122,000 116,209
Diamond Sports Group LLC ,
5.38%, 8/15/2026(b) 25,000 12,500
DIRECTV Holdings LLC ,
5.88%, 8/15/2027(b) 40,000 40,948
DISH DBS Corp. ,
5.75%, 12/1/2028(b) 45,000 45,450
5.13%, 6/1/2029 40,000 36,400
GCI LLC ,
4.75%, 10/15/2028(b) 50,000 51,313
Nexstar Media, Inc. ,
5.63%, 7/15/2027(b) 25,000 26,353
Omnicom Group, Inc. ,
2.45%, 4/30/2030 125,000 124,862
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(b) 60,000 63,034
Univision Communications,
Inc. ,
4.50%, 5/1/2029(b) 45,000 45,450
803,254

84 - Statement of Investments - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.2%
Arconic Corp. ,
6.13%, 2/15/2028(b) 75,000 79,815
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 187,894
Glencore Funding LLC ,
1.63%, 4/27/2026(b) 75,000 73,583
3.38%, 9/23/2051(b) 50,000 48,151
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(b) 55,000 54,725
444,168
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030 115,000 124,274
Dollar Tree, Inc. ,
4.00%, 5/15/2025 105,000 112,798
237,072
Multi-Utilities 0.1%
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 189,702
Oil, Gas & Consumable Fuels 2.2%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(b) 24,000 24,870
Apache Corp. ,
4.38%, 10/15/2028 35,000 38,080
BP Capital Markets America,
Inc. ,
3.00%, 3/17/2052 120,000 117,428
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(b) 65,000 69,534
CNX Resources Corp. ,
6.00%, 1/15/2029(b) 50,000 52,000
Continental Resources, Inc. ,
2.27%, 11/15/2026(b) 40,000 39,700
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 187,388
Empresa Electrica Cochrane
SpA ,
Reg. S, 5.50%, 5/14/2027 158,480 158,680
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(c) 55,000 59,093
Energy Transfer LP ,
4.75%, 1/15/2026 65,000 71,101
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 110,000 116,883
EQM Midstream Partners LP ,
4.75%, 1/15/2031(b) 85,000 89,887
EQT Corp. ,
7.50%, 2/1/2030(c) 30,000 38,550
Exxon Mobil Corp. ,
2.99%, 3/19/2025 75,000 78,819
Galaxy Pipeline Assets Bidco
Ltd. ,
2.16%, 3/31/2034(b) 200,000 196,024
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Gran Tierra Energy
International Holdings Ltd. ,
Reg. S, 6.25%, 2/15/2025 200,000 182,240
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(b) 60,000 62,475
4.25%, 2/15/2030(b) 85,000 84,362
Hilcorp Energy I LP ,
6.25%, 11/1/2028(b) 45,000 47,306
5.75%, 2/1/2029(b) 30,000 30,922
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 191,600 193,516
MEG Energy Corp. ,
7.13%, 2/1/2027(b) 60,000 63,895
5.88%, 2/1/2029(b) 10,000 10,469
MPLX LP ,
1.75%, 3/1/2026 60,000 59,396
NGL Energy Operating LLC ,
7.50%, 2/1/2026(b) 85,000 87,660
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 49,950
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 35,000 43,313
6.13%, 1/1/2031 50,000 60,750
6.45%, 9/15/2036 30,000 38,250
Oil & Natural Gas Corp. Ltd. ,
Reg. S, 3.38%, 12/5/2029 200,000 205,100
Oleoducto Central SA ,
Reg. S, 4.00%, 7/14/2027 200,000 198,900
Ovintiv, Inc. ,
7.38%, 11/1/2031 35,000 45,623
Parkland Corp. ,
4.50%, 10/1/2029(b) 55,000 55,043
Peabody Energy Corp. ,
8.50%, 12/31/2024(b)(f) 15,157 14,360
Petrobras Global Finance BV ,
5.50%, 6/10/2051 200,000 185,500
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 88,750
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 70,000 67,970
PTTEP Treasury Center Co.
Ltd. ,
2.59%, 6/10/2027(b) 200,000 203,571
Qatar Energy ,
Reg. S, 2.25%, 7/12/2031 200,000 198,113
Rattler Midstream LP ,
5.63%, 7/15/2025(b) 30,000 31,200
SA Global Sukuk Ltd. ,
2.69%, 6/17/2031(b) 200,000 201,000
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 89,854
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 42,300
4.75%, 2/1/2032 45,000 47,390
Sunoco LP ,
6.00%, 4/15/2027 35,000 36,501

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Statement of Investments - 85
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Sunoco LP,
4.50%, 5/15/2029 20,000 20,311
Targa Resources Partners LP ,
5.50%, 3/1/2030 60,000 65,550
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 125,000 132,565
Valero Energy Corp. ,
2.85%, 4/15/2025 75,000 77,690
Venture Global Calcasieu
Pass LLC ,
4.13%, 8/15/2031(b) 65,000 68,900
Western Midstream Operating
LP ,
4.35%, 2/1/2025(c) 45,000 47,026
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 64,775
4,540,533
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(b) 101,000 106,946
Glatfelter Corp. ,
4.75%, 11/15/2029(b) 90,000 92,812
199,758
Personal Products 0.0%
†
Coty, Inc. ,
5.00%, 4/15/2026(b) 40,000 41,201
Pharmaceuticals 0.1%
Bausch Health Cos., Inc. ,
6.25%, 2/15/2029(b) 60,000 57,014
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(b) 40,000 39,200
Royalty Pharma plc ,
3.30%, 9/2/2040 115,000 114,669
Viatris, Inc. ,
1.65%, 6/22/2025 30,000 29,886
240,769
Real Estate Management & Development 0.0%
†
Realogy Group LLC ,
7.63%, 6/15/2025(b) 30,000 31,800
5.75%, 1/15/2029(b) 45,000 46,125
77,925
Road & Rail 0.2%
CSX Corp. ,
3.35%, 9/15/2049 120,000 126,756
First Student Bidco, Inc. ,
4.00%, 7/31/2029(b) 50,000 48,600
NESCO Holdings II, Inc. ,
5.50%, 4/15/2029(b) 15,000 15,487
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(b) 60,000 66,099
Uber Technologies, Inc. ,
7.50%, 9/15/2027(b) 40,000 43,532
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Uber Technologies, Inc.,
4.50%, 8/15/2029(b) 40,000 40,733
341,207
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
3.42%, 4/15/2033(b) 113,000 118,458
Qorvo, Inc. ,
1.75%, 12/15/2024(b) 40,000 40,026
158,484
Software 0.1%
Oracle Corp. ,
3.60%, 4/1/2050 120,000 117,497
VMware, Inc. ,
2.20%, 8/15/2031 125,000 122,774
240,271
Specialty Retail 0.2%
At Home Group, Inc. ,
7.13%, 7/15/2029(b) 25,000 24,563
Home Depot, Inc. (The) ,
3.90%, 6/15/2047 80,000 93,461
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(b) 45,000 45,020
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(b) 90,000 90,855
SRS Distribution, Inc. ,
4.63%, 7/1/2028(b) 65,000 65,244
Staples, Inc. ,
7.50%, 4/15/2026(b) 35,000 35,962
Victoria's Secret & Co. ,
4.63%, 7/15/2029(b) 90,000 92,025
447,130
Technology Hardware, Storage & Peripherals 0.0%
†
NetApp, Inc. ,
1.88%, 6/22/2025 55,000 55,407
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(b) 115,000 114,425
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(b) 90,000 86,526
200,951
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 120,000 116,451
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 120,000 124,517
Transportation Infrastructure 0.3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 196,000 188,893

86 - Statement of Investments - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Infrastructure
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 208,635
PSA Treasury Pte. Ltd. ,
Reg. S, 2.13%, 9/5/2029 200,000 201,854
599,382
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 115,000 119,025
Wireless Telecommunication Services 0.2%
Telefonica Moviles Chile SA ,
3.54%, 11/18/2031(b) 150,000 149,363
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 170,000 170,425
3.38%, 4/15/2029 20,000 20,379
3.38%, 4/15/2029(b) 10,000 10,189
2.88%, 2/15/2031 20,000 19,752
370,108
Total Corporate Bonds
(cost $27,758,967)
27,967,243
Foreign Government Securities 1.8%
BRAZIL 0.2%
Federative Republic of Brazil,
3.75%, 9/12/2031 200,000 188,000
5.63%, 2/21/2047 200,000 198,000
386,000
CHILE 0.2%
Republic of Chile,
2.55%, 1/27/2032 200,000 199,500
3.10%, 5/7/2041 200,000 195,700
395,200
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 202,875
INDONESIA 0.2%
Perusahaan Penerbit SBSN
Indonesia III,
2.55%, 6/9/2031(b) 200,000 202,458
Republic of Indonesia,
4.35%, 1/11/2048 200,000 228,765
431,223
MALAYSIA 0.1%
Malaysia Wakala Sukuk Bhd.,
Reg. S, 2.07%, 4/28/2031 250,000 249,364
MEXICO 0.3%
United Mexican States,
2.66%, 5/24/2031 200,000 195,002
4.60%, 2/10/2048 200,000 213,002
Foreign Government Securities
Principal
Amount ($) Value ($)
3.77%, 5/24/2061 200,000 184,152
592,156
PANAMA 0.2%
Republic of Panama,
2.25%, 9/29/2032 200,000 189,750
3.87%, 7/23/2060 200,000 200,000
389,750
PHILIPPINES 0.1%
Republic of Philippines,
1.65%, 6/10/2031 200,000 193,545
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
Reg. S, 2.25%, 2/2/2033 200,000 194,952
Reg. S, 3.75%, 1/21/2055 200,000 214,412
409,364
SOUTH KOREA 0.1%
Republic of Korea,
2.75%, 1/19/2027 200,000 210,741
UNITED ARAB EMIRATES 0.1%
United Arab Emirates
Government Bond,
Reg. S, 1.70%, 3/2/2031 200,000 194,400
Total Foreign Government Securities
(cost $3,668,924)
3,654,618
Mortgage-Backed Securities 19.8%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,853,750 1,968,631
Pool# G08775
4.00%, 8/1/2047 625,698 667,051
Pool# Q51461
3.50%, 10/1/2047 777,266 825,238
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 2,142,554
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,309,851
Pool# BL5793
2.54%, 2/1/2032 2,113,000 2,239,665
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,294,135
Pool# BS3514
2.08%, 10/1/2033 5,900,000 5,937,827
FNMA UMBS Pool
Pool# CB0428
2.00%, 5/1/2036 3,184,887 3,280,558
Pool# BE2453
3.00%, 12/1/2046 1,520,579 1,593,933
Pool# MA2888
2.50%, 1/1/2047 1,283,964 1,318,123
Pool# AS9937
3.00%, 7/1/2047 1,245,366 1,306,467

NVIT DoubleLine Total Return Tactical Fund - December 31, 2021 - Statement of Investments - 87
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM4865
2.50%, 11/1/2050 3,412,371 3,491,424
Pool# FM8215
2.50%, 3/1/2051 1,742,779 1,789,540
Pool# FM7203
2.00%, 5/1/2051 2,871,257 2,864,959
Pool# CB0705
3.00%, 6/1/2051 1,801,527 1,870,640
Pool# FM8104
3.00%, 7/1/2051 1,869,796 1,958,522
Pool# FM8579
2.50%, 9/1/2051 389,591 398,504
Pool# MA4416
3.50%, 9/1/2051 1,700,732 1,800,060
Pool# FM9538
2.00%, 11/1/2051 1,245,094 1,249,070
Total Mortgage-Backed Securities
(cost $40,126,260)
40,306,752
U.S. Treasury Obligations 16.6%
U.S. Treasury Bonds, 1.88%,
11/15/2051 8,600,000 8,531,469
U.S. Treasury Notes
0.13%, 11/30/2022 3,250,000 3,242,637
0.50%, 11/30/2023 3,750,000 3,735,644
2.13%, 7/31/2024 650,000 670,643
1.00%, 12/15/2024 750,000 750,820
2.25%, 11/15/2025 2,600,000 2,708,062
0.38%, 11/30/2025 2,300,000 2,230,551
0.63%, 7/31/2026 2,100,000 2,042,004
1.25%, 11/30/2026 1,100,000 1,099,312
1.50%, 11/30/2028 3,500,000 3,513,672
1.63%, 5/15/2031 4,000,000 4,050,625
1.38%, 11/15/2031 1,250,000 1,234,180
Total U.S. Treasury Obligations
(cost $33,841,101)
33,809,619
Investment Company 3.1%
Shares
Fixed Income Fund 3.1%
DoubleLine Floating Rate
Fund, Class I 655,196 6,250,568
Total Investment Company
(cost $6,349,882)
6,250,568
Total Investments
(cost $196,362,148) — 95.9%
195,410,144
Other assets in excess of
liabilities — 4.1% 8,344,286
NET ASSETS — 100.0%
$ 203,754,430
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $41,352,898 which represents 20.29% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2021.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2021.
The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2021.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.

88 - Statement of Investments - December 31, 2021 - NVIT DoubleLine Total Return Tactical Fund
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Federated High Income Bond Fund - December 31, 2021 - Statement of Investments - 89
Common Stocks 0.5%
Shares Value ($)
Chemicals 0.1%
Hexion Holdings Corp.,
Class B *∞ 3,182 91,005
Independent Energy 0.0%
†
Chesapeake Energy Corp. 21 1,355
Media Entertainment 0.1%
iHeartMedia , Inc., Class A * 4,485 94,365
Oil Field Services 0.3%
Superior Energy Services
LLC *^∞ 9,956 418,152
Total Common Stocks
(cost $418,075)
604,877
Corporate Bonds 96.1%
Principal
Amount ($)
Aerospace & Defense 1.5%
TransDigm UK Holdings plc ,
6.88%, 5/15/2026 300,000 313,500
TransDigm , Inc. ,
6.25%, 3/15/2026(a) 475,000 493,703
5.50%, 11/15/2027 675,000 695,250
4.88%, 5/1/2029 350,000 351,505
1,853,958
Airlines 0.5%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 325,000 337,959
5.75%, 4/20/2029(a) 250,000 267,180
605,139
Automotive 6.0%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 500,000 510,000
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 24,092
6.25%, 5/15/2026(a) 44,000 46,035
8.50%, 5/15/2027(a) 950,000 1,007,000
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 100,000 102,375
Dana, Inc. ,
4.25%, 9/1/2030 25,000 25,344
4.50%, 2/15/2032 200,000 199,500
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 600,000 592,500
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 475,000 493,487
4.39%, 1/8/2026 450,000 484,875
2.70%, 8/10/2026 200,000 201,750
4.27%, 1/9/2027 575,000 618,125
5.11%, 5/3/2029 475,000 539,719
4.00%, 11/13/2030 475,000 511,005
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 450,000 462,938
JB Poindexter & Co., Inc. ,
7.13%, 4/15/2026(a) 375,000 392,370
Corporate Bonds
Principal
Amount ($) Value ($)
Automotive
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 400,000 406,000
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 675,000 673,947
7,291,062
Building Materials 2.5%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 76,742
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 500,000 497,500
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 400,000 393,000
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 75,000 75,187
Interface, Inc. ,
5.50%, 12/1/2028(a) 125,000 130,938
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 152,868
6.00%, 12/1/2029(a) 300,000 301,500
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 650,000 669,110
3.38%, 1/15/2031(a) 275,000 264,905
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 275,000 286,688
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 204,500
3,052,938
Cable Satellite 8.8%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 89,629
5.13%, 5/1/2027(a) 150,000 154,500
5.00%, 2/1/2028(a) 525,000 546,000
5.38%, 6/1/2029(a) 200,000 215,827
4.75%, 3/1/2030(a) 750,000 780,000
4.50%, 8/15/2030(a) 75,000 76,739
4.25%, 2/1/2031(a) 150,000 151,317
4.50%, 5/1/2032 400,000 411,500
4.50%, 6/1/2033(a) 125,000 127,529
4.25%, 1/15/2034(a) 50,000 49,191
CSC Holdings LLC ,
5.88%, 9/15/2022 200,000 205,000
5.25%, 6/1/2024 425,000 442,000
5.50%, 4/15/2027(a) 525,000 542,719
7.50%, 4/1/2028(a) 250,000 268,125
5.75%, 1/15/2030(a) 400,000 398,500
4.63%, 12/1/2030(a) 350,000 331,188
4.50%, 11/15/2031(a) 325,000 320,937
DIRECTV Holdings LLC ,
5.88%, 8/15/2027(a) 275,000 281,520
DISH DBS Corp. ,
7.75%, 7/1/2026 150,000 158,250
7.38%, 7/1/2028 125,000 126,562
5.75%, 12/1/2028(a) 150,000 151,500
5.13%, 6/1/2029 375,000 341,250

90 - Statement of Investments - December 31, 2021 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023(c) 225,000 101,885
8.50%, 10/15/2024(a)(c) 75,000 34,371
9.75%, 7/15/2025(a)(c) 100,000 45,907
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 250,000 250,072
4.00%, 7/15/2028(a) 200,000 201,118
5.50%, 7/1/2029(a) 75,000 80,812
3.88%, 9/1/2031(a) 650,000 637,293
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 618,000
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 525,000 535,500
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 225,000 237,575
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 325,000 327,452
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 575,000 582,188
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 275,000 283,250
5.13%, 2/28/2030(a) 200,000 201,000
Ziggo BV ,
5.50%, 1/15/2027(a) 383,000 393,533
10,699,739
Chemicals 3.3%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 150,000 156,375
3.38%, 2/15/2029(a) 150,000 145,125
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 350,000 357,875
6.75%, 12/1/2027(a) 150,000 158,824
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 226,125
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 77,250
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 375,000 367,500
Hexion , Inc. ,
7.88%, 7/15/2027(a) 450,000 474,750
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 125,000 133,303
Koppers , Inc. ,
6.00%, 2/15/2025(a) 750,000 763,118
Olympus Water US Holding
Corp. ,
4.25%, 10/1/2028(a) 250,000 248,595
6.25%, 10/1/2029(a) 200,000 195,000
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 275,000 270,187
SPCM SA ,
3.38%, 3/15/2030(a) 200,000 192,500
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 175,000 179,156
3,945,683
Construction Machinery 0.8%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 350,000 347,375
Ritchie Bros Holdings, Inc. ,
4.75%, 12/15/2031(a) 75,000 78,281
Terex Corp. ,
5.00%, 5/15/2029(a) 50,000 51,375
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 150,000 156,000
4.88%, 1/15/2028 150,000 157,631
3.88%, 2/15/2031 50,000 50,750
3.75%, 1/15/2032 150,000 151,051
992,463
Consumer Cyclical Services 2.6%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 250,000 262,300
9.75%, 7/15/2027(a) 800,000 854,740
6.00%, 6/1/2029(a) 225,000 218,812
Brink's Co. (The) ,
5.50%, 7/15/2025(a) 75,000 78,000
Garda World Security Corp. ,
4.63%, 2/15/2027(a) 125,000 124,375
9.50%, 11/1/2027(a) 782,000 843,141
6.00%, 6/1/2029(a) 250,000 238,750
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 250,000 258,437
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 275,000 244,063
3,122,618
Consumer Products 1.3%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 525,000 536,062
Diamond BC BV ,
4.63%, 10/1/2029(a) 225,000 223,193
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 275,000 277,063
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 125,000 127,657
4.38%, 3/31/2029(a) 275,000 268,386
Prestige Brands, Inc. ,
5.13%, 1/15/2028(a) 50,000 52,062
3.75%, 4/1/2031(a) 100,000 97,000
1,581,423
Diversified Manufacturing 1.0%
Gates Global LLC ,
6.25%, 1/15/2026(a) 650,000 671,125
WESCO Distribution, Inc. ,
7.13%, 6/15/2025(a) 100,000 106,000
7.25%, 6/15/2028(a) 350,000 383,688
1,160,813

NVIT Federated High Income Bond Fund - December 31, 2021 - Statement of Investments - 91
Corporate Bonds
Principal
Amount ($) Value ($)
Finance Companies 1.7%
LD Holdings Group LLC ,
6.13%, 4/1/2028(a) 225,000 212,062
Navient Corp. ,
5.50%, 3/15/2029 250,000 249,375
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 150,000 148,875
3.63%, 3/1/2029(a) 150,000 150,563
3.88%, 3/1/2031(a) 275,000 279,125
4.00%, 10/15/2033(a) 125,000 126,610
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 450,000 458,438
5.75%, 6/15/2027(a) 175,000 175,437
5.50%, 4/15/2029(a) 200,000 196,250
1,996,735
Food & Beverage 2.7%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 475,000 496,375
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 375,000 476,802
4.38%, 6/1/2046 175,000 204,925
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 52,187
4.25%, 8/1/2029(a) 175,000 173,611
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 800,000 826,000
5.50%, 12/15/2029(a) 150,000 157,594
4.63%, 4/15/2030(a) 25,000 25,462
4.50%, 9/15/2031(a) 325,000 322,563
US Foods, Inc. ,
4.75%, 2/15/2029(a) 275,000 279,469
4.63%, 6/1/2030(a) 225,000 227,509
3,242,497
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 3.6%
Affinity Gaming ,
6.88%, 12/15/2027(a) 300,000 312,000
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 26,000 27,860
4.75%, 12/1/2027 100,000 102,000
4.75%, 6/15/2031(a) 150,000 153,000
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 225,000 236,166
8.13%, 7/1/2027(a) 300,000 332,232
4.63%, 10/15/2029(a) 100,000 100,000
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 26,108
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 52,062
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 225,000 240,462
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
MGM Growth Properties
Operating Partnership LP,
3.88%, 2/15/2029(a) 50,000 52,500
MGM Resorts International ,
6.75%, 5/1/2025 100,000 104,500
5.50%, 4/15/2027 116,000 123,540
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 125,000 125,625
Mohegan Gaming &
Entertainment ,
7.88%, 10/15/2024(a) 50,000 52,250
8.00%, 2/1/2026(a) 600,000 629,934
Penn National Gaming, Inc. ,
5.63%, 1/15/2027(a) 50,000 51,000
4.13%, 7/1/2029(a) 75,000 72,750
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 50,500
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 320,250
8.25%, 3/15/2026(a) 75,000 78,937
7.25%, 11/15/2029(a) 200,000 223,000
Station Casinos LLC ,
4.50%, 2/15/2028(a) 175,000 175,997
4.63%, 12/1/2031(a) 175,000 176,435
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 25,375
4.25%, 12/1/2026(a) 175,000 182,257
4.63%, 12/1/2029(a) 125,000 133,028
4.13%, 8/15/2030(a) 225,000 237,938
4,397,706
Health Insurance 0.8%
Centene Corp. ,
4.25%, 12/15/2027 325,000 338,812
4.63%, 12/15/2029 400,000 431,384
3.38%, 2/15/2030 125,000 127,299
3.00%, 10/15/2030 125,000 127,064
1,024,559
Healthcare 7.2%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(a) 50,000 52,553
5.00%, 4/15/2029(a) 25,000 25,688
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 175,000 175,000
5.13%, 3/1/2030(a) 225,000 228,938
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 150,000 148,500
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 375,000 390,938
3.88%, 11/1/2029(a) 275,000 278,000
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 75,000 75,750
4.00%, 3/15/2031(a) 75,000 76,846
Community Health Systems,
Inc. ,
6.63%, 2/15/2025(a) 75,000 77,625

92 - Statement of Investments - December 31, 2021 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Community Health Systems,
Inc.,
8.00%, 3/15/2026(a) 175,000 183,969
5.63%, 3/15/2027(a) 100,000 105,833
6.00%, 1/15/2029(a) 25,000 26,656
6.88%, 4/15/2029(a) 350,000 356,562
6.13%, 4/1/2030(a) 250,000 247,330
DaVita, Inc. ,
4.63%, 6/1/2030(a) 175,000 179,156
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 500,000 505,000
HCA, Inc. ,
5.38%, 2/1/2025 50,000 54,950
5.88%, 2/15/2026 600,000 676,728
5.38%, 9/1/2026 100,000 112,375
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 282,219
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 150,000 156,375
4.38%, 2/15/2027(a) 100,000 100,750
LifePoint Health, Inc. ,
5.38%, 1/15/2029(a) 25,000 24,875
MEDNAX, Inc. ,
6.25%, 1/15/2027(a) 225,000 235,406
Mozart Debt Merger Sub, Inc. ,
3.88%, 4/1/2029(a) 250,000 249,118
5.25%, 10/1/2029(a) 425,000 430,797
MPH Acquisition Holdings
LLC ,
5.50%, 9/1/2028(a) 175,000 177,406
5.75%, 11/1/2028(a) 625,000 594,375
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 550,000 581,185
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 300,000 282,375
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 78,000
4.25%, 6/1/2028(a) 25,000 25,755
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 320,625
4.88%, 1/1/2026(a) 175,000 179,748
6.25%, 2/1/2027(a) 250,000 258,750
5.13%, 11/1/2027(a) 175,000 182,219
4.63%, 6/15/2028(a) 25,000 25,687
6.13%, 10/1/2028(a) 125,000 132,026
4.25%, 6/1/2029(a) 300,000 304,647
Vizient , Inc. ,
6.25%, 5/15/2027(a) 100,000 104,375
8,705,110
Hotels, Restaurants & Leisure 0.4%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 78,045
5.75%, 5/1/2028(a) 75,000 80,132
4.88%, 1/15/2030 100,000 106,875
3.63%, 2/15/2032(a) 100,000 99,474
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 100,000 103,000
467,526
Independent Energy 5.1%
Antero Resources Corp. ,
5.00%, 3/1/2025 175,000 177,807
7.63%, 2/1/2029(a) 21,000 23,310
5.38%, 3/1/2030(a) 100,000 106,900
Apache Corp. ,
4.88%, 11/15/2027 100,000 109,000
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 354,813
8.25%, 12/31/2028(a) 50,000 52,125
5.88%, 6/30/2029(a) 75,000 72,164
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 123,750
Callon Petroleum Co. ,
8.25%, 7/15/2025 125,000 123,000
6.38%, 7/1/2026 75,000 71,250
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 250,000 255,000
Chesapeake Energy Corp. ,
7.00%, 10/1/2024 200,000 3,000
5.50%, 2/1/2026(a) 25,000 26,312
5.88%, 2/1/2029(a) 25,000 26,744
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 406,725
5.88%, 1/15/2030(a) 50,000 51,250
Continental Resources, Inc. ,
4.38%, 1/15/2028 100,000 108,105
CrownRock LP ,
5.63%, 10/15/2025(a) 450,000 460,125
5.00%, 5/1/2029(a) 50,000 51,875
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 132,254
5.75%, 1/30/2028(a) 100,000 106,588
EQT Corp. ,
3.13%, 5/15/2026(a) 150,000 153,979
5.00%, 1/15/2029 50,000 55,375
3.63%, 5/15/2031(a) 150,000 155,625
Oasis Petroleum, Inc. ,
6.38%, 6/1/2026(a) 50,000 52,375
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 125,000 145,937
5.88%, 9/1/2025 175,000 192,938
8.88%, 7/15/2030 225,000 303,449
6.63%, 9/1/2030 175,000 216,563
6.45%, 9/15/2036 225,000 286,876
4.30%, 8/15/2039 200,000 199,454
4.10%, 2/15/2047 100,000 98,000
4.40%, 8/15/2049 125,000 126,562
PDC Energy, Inc. ,
6.13%, 9/15/2024 87,000 88,087
5.75%, 5/15/2026 100,000 103,339

NVIT Federated High Income Bond Fund - December 31, 2021 - Statement of Investments - 93
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 101,185
9.25%, 2/1/2026 125,000 134,724
8.25%, 1/15/2029 100,000 111,500
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 125,000 128,750
SM Energy Co. ,
6.75%, 9/15/2026 125,000 128,438
6.50%, 7/15/2028 125,000 129,375
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 195,344
5.38%, 3/15/2030 50,000 53,574
4.75%, 2/1/2032 50,000 52,655
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 150,000 156,000
Ultratech CH ,
7.13%, 4/15/2025^∞(c) 100,000 0
6,212,201
Industrial - Other 0.9%
Booz Allen Hamilton, Inc. ,
3.88%, 9/1/2028(a) 50,000 50,875
4.00%, 7/1/2029(a) 25,000 25,822
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 50,000 50,125
5.88%, 6/30/2029(a) 500,000 500,000
TK Elevator Holdco GmbH ,
7.63%, 7/15/2028(a) 250,000 267,813
TK Elevator US Newco , Inc. ,
5.25%, 7/15/2027(a) 225,000 236,531
1,131,166
Insurance - P&C 5.1%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 225,000 233,437
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 400,000 404,000
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a)(b) 307,985 324,457
AssuredPartners , Inc. ,
7.00%, 8/15/2025(a) 550,000 554,125
5.63%, 1/15/2029(a) 200,000 194,500
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 700,000 687,750
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 250,000 259,375
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,400,000 1,438,500
5.63%, 12/1/2029(a) 350,000 360,577
NFP Corp. ,
4.88%, 8/15/2028(a) 25,000 25,250
6.88%, 8/15/2028(a) 925,000 927,386
USI, Inc. ,
6.88%, 5/1/2025(a) 725,000 730,438
6,139,795
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure 0.6%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 375,000 381,845
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 250,000 258,750
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 133,493
774,088
Media Entertainment 8.2%
AMC Networks, Inc. ,
5.00%, 4/1/2024 169,000 170,268
4.25%, 2/15/2029 250,000 248,437
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 300,000 296,760
6.75%, 3/31/2029(a) 300,000 293,089
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 263,000 272,862
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 100,000 50,000
6.63%, 8/15/2027(a) 325,000 91,000
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 200,000 205,750
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 361,595
7.00%, 5/15/2027(a) 125,000 133,594
4.75%, 10/15/2030(a) 75,000 74,531
iHeartCommunications , Inc. ,
6.38%, 5/1/2026 75,360 78,186
8.38%, 5/1/2027 695,964 733,783
5.25%, 8/15/2027(a) 150,000 156,015
4.75%, 1/15/2028(a) 100,000 101,412
Lamar Media Corp. ,
4.88%, 1/15/2029 125,000 130,469
3.63%, 1/15/2031 50,000 48,690
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 286,000
4.13%, 8/1/2030(a) 325,000 328,250
Midas OpCo Holdings LLC ,
5.63%, 8/15/2029(a) 500,000 511,875
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 375,000 395,295
4.75%, 11/1/2028(a) 325,000 331,094
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 279,386
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 50,000 51,625
4.50%, 7/15/2029(a) 125,000 122,968
5.88%, 10/1/2030(a) 75,000 79,188
4.75%, 7/15/2031(a) 125,000 123,437
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 75,000 75,137
4.63%, 3/15/2030(a) 250,000 249,375
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 200,000 202,870
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 74,906
5.38%, 1/15/2031(a) 200,000 203,250

94 - Statement of Investments - December 31, 2021 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 262,641
Sinclair Television Group, Inc. ,
5.88%, 3/15/2026(a) 575,000 583,625
5.13%, 2/15/2027(a) 100,000 97,000
5.50%, 3/1/2030(a) 75,000 72,750
TEGNA, Inc. ,
4.63%, 3/15/2028 300,000 303,237
5.00%, 9/15/2029 450,000 460,125
Terrier Media Buyer, Inc. ,
8.88%, 12/15/2027(a) 700,000 756,539
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 200,000 202,000
Urban One, Inc. ,
7.38%, 2/1/2028(a) 300,000 309,000
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 100,000 99,750
9,907,764
Metals & Mining 1.3%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 275,000 280,500
4.88%, 3/1/2031(a) 350,000 363,606
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 225,000 206,201
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027 100,000 104,000
4.38%, 8/1/2028 125,000 131,094
5.25%, 9/1/2029 100,000 109,500
4.63%, 8/1/2030 200,000 214,500
5.40%, 11/14/2034 125,000 152,188
1,561,589
Midstream 7.4%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 80,344
5.88%, 8/20/2026 350,000 391,478
5.75%, 5/20/2027 75,000 82,969
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 275,000 284,968
5.75%, 1/15/2028(a) 525,000 550,531
5.38%, 6/15/2029(a) 400,000 422,006
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 75,000 79,500
4.00%, 3/1/2031 275,000 288,461
3.25%, 1/31/2032(a) 100,000 101,000
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 125,000 132,965
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 174,344
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 156,000
EQM Midstream Partners LP ,
4.75%, 7/15/2023 26,000 27,040
6.00%, 7/1/2025(a) 100,000 108,750
6.50%, 7/1/2027(a) 200,000 224,000
5.50%, 7/15/2028 325,000 355,064
4.50%, 1/15/2029(a) 125,000 130,000
4.75%, 1/15/2031(a) 325,000 343,688
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
EQM Midstream Partners LP,
6.50%, 7/15/2048 100,000 121,500
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 200,000 208,250
4.25%, 2/15/2030(a) 100,000 99,250
Holly Energy Partners LP ,
5.00%, 2/1/2028(a) 225,000 224,156
NuStar Logistics LP ,
6.00%, 6/1/2026 50,000 54,250
5.63%, 4/28/2027 375,000 396,563
Oasis Midstream Partners LP ,
8.00%, 4/1/2029(a) 175,000 190,750
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 156,000
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 75,000 78,938
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 154,875
5.00%, 6/1/2031(a) 375,000 379,219
Summit Midstream Holdings
LLC ,
5.75%, 4/15/2025 275,000 247,500
Targa Resources Partners LP ,
5.88%, 4/15/2026 450,000 469,559
5.38%, 2/1/2027 350,000 360,700
6.50%, 7/15/2027 75,000 80,400
5.00%, 1/15/2028 50,000 52,685
5.50%, 3/1/2030 350,000 382,375
4.00%, 1/15/2032(a) 50,000 52,250
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 148,312
Western Midstream Operating
LP ,
4.00%, 7/1/2022 75,000 75,188
4.65%, 7/1/2026 75,000 81,630
4.50%, 3/1/2028 325,000 353,437
5.45%, 4/1/2044 50,000 59,750
5.30%, 3/1/2048 400,000 482,002
5.50%, 8/15/2048 100,000 119,452
8,962,099
Oil Field Services 1.9%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 420,000
6.25%, 4/1/2028(a) 350,000 364,952
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 185,000
7.50%, 1/15/2028(a) 100,000 90,500
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 75,000 77,639
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 75,000 76,313
6.88%, 1/15/2029(a) 125,000 127,402
Shelf Drilling Holdings Ltd. ,
8.25%, 2/15/2025(a) 150,000 109,500

NVIT Federated High Income Bond Fund - December 31, 2021 - Statement of Investments - 95
Corporate Bonds
Principal
Amount ($) Value ($)
Oil Field Services
USA Compression Partners
LP ,
6.88%, 4/1/2026 450,000 468,000
6.88%, 9/1/2027 325,000 343,281
2,262,587
Packaging 4.7%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 600,000 618,000
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 250,000 247,687
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 400,000 402,500
5.25%, 8/15/2027(a) 200,000 201,250
Ball Corp. ,
2.88%, 8/15/2030 125,000 121,250
3.13%, 9/15/2031 75,000 74,063
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 175,000 183,094
Crown Americas LLC ,
4.75%, 2/1/2026 150,000 153,750
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 900,000 901,674
7.88%, 7/15/2026(a) 350,000 363,377
Mauser Packaging Solutions
Holding Co. ,
7.25%, 4/15/2025(a) 375,000 375,951
OI European Group BV ,
4.75%, 2/15/2030(a) 225,000 228,033
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 125,000 130,938
5.38%, 1/15/2025(a) 100,000 103,250
6.63%, 5/13/2027(a) 75,000 79,125
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 100,000 104,213
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 209,000
6.63%, 11/1/2025(a) 425,000 426,062
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 675,000 713,812
5,637,029
Paper 0.5%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 432,000
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 81,000
3.50%, 3/1/2029(a) 100,000 99,250
3.75%, 2/1/2030(a) 25,000 25,267
637,517
Pharmaceuticals 3.6%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 158,437
8.50%, 1/31/2027(a) 325,000 341,250
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bausch Health Cos., Inc. ,
6.13%, 4/15/2025(a) 692,000 704,844
9.00%, 12/15/2025(a) 25,000 26,329
5.75%, 8/15/2027(a) 150,000 155,700
5.00%, 1/30/2028(a) 175,000 161,000
4.88%, 6/1/2028(a) 100,000 102,000
5.00%, 2/15/2029(a) 175,000 154,437
6.25%, 2/15/2029(a) 100,000 95,024
7.25%, 5/30/2029(a) 400,000 396,000
5.25%, 1/30/2030(a) 300,000 264,000
5.25%, 2/15/2031(a) 125,000 109,844
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 99,717
Endo Dac ,
9.50%, 7/31/2027(a) 50,000 50,896
6.00%, 6/30/2028(a) 200,000 149,000
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 200,000 204,044
Mallinckrodt International
Finance SA ,
5.63%, 10/15/2023(a)(c) 450,000 245,250
5.50%, 4/15/2025(a)(c) 775,000 422,375
Organon & Co. ,
5.13%, 4/30/2031(a) 325,000 339,521
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 150,000 148,125
4,327,793
Restaurants 1.4%
1011778 BC ULC ,
3.88%, 1/15/2028(a) 100,000 101,276
4.38%, 1/15/2028(a) 75,000 76,500
4.00%, 10/15/2030(a) 1,150,000 1,129,875
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 155,062
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 100,000 108,250
4.63%, 1/31/2032 150,000 159,393
1,730,356
Retailers 0.6%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 133,281
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 125,000 127,344
5.00%, 2/15/2032(a) 75,000 77,827
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 50,000 49,455
3.88%, 10/1/2031(a) 100,000 98,625
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 75,000 75,000
NMG Holding Co., Inc. ,
7.13%, 4/1/2026(a) 75,000 79,603
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 50,000 51,875
5.63%, 3/15/2027(a) 50,000 51,688
744,698

96 - Statement of Investments - December 31, 2021 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Supermarkets 0.6%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 106,000
3.50%, 3/15/2029(a) 525,000 526,029
4.88%, 2/15/2030(a) 75,000 80,979
713,008
Technology 5.6%
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 224,705
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 25,000 26,063
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 350,000 372,750
CDW LLC ,
4.25%, 4/1/2028 100,000 103,250
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 50,250
4.88%, 7/1/2029(a) 200,000 202,824
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 75,000 78,008
6.50%, 10/15/2028(a) 200,000 209,000
Diebold Nixdorf, Inc. ,
9.38%, 7/15/2025(a) 25,000 26,919
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 90,000 93,600
5.00%, 12/15/2029(a) 50,000 51,151
Elastic NV ,
4.13%, 7/15/2029(a) 150,000 148,407
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 100,000 102,793
Gartner, Inc. ,
4.50%, 7/1/2028(a) 75,000 78,329
3.75%, 10/1/2030(a) 75,000 76,680
HealthEquity , Inc. ,
4.50%, 10/1/2029(a) 225,000 222,750
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 245,625
II-VI, Inc. ,
5.00%, 12/15/2029(a) 125,000 127,652
LogMeIn, Inc. ,
5.50%, 9/1/2027(a) 300,000 303,600
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 175,000 175,437
NCR Corp. ,
5.75%, 9/1/2027(a) 75,000 78,375
5.00%, 10/1/2028(a) 200,000 206,000
5.13%, 4/15/2029(a) 150,000 155,280
5.25%, 10/1/2030(a) 350,000 359,625
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 102,500
Open Text Corp. ,
3.88%, 12/1/2029(a) 250,000 253,125
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 128,750
PTC, Inc. ,
3.63%, 2/15/2025(a) 100,000 101,375
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 250,000 237,992
5.38%, 12/1/2028(a) 275,000 268,125
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 400,000 390,240
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 51,250
Seagate HDD Cayman ,
3.13%, 7/15/2029 200,000 195,299
3.38%, 7/15/2031 175,000 170,296
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 75,000 78,750
3.75%, 2/15/2031(a) 25,000 24,911
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 350,000 365,750
Synaptics , Inc. ,
4.00%, 6/15/2029(a) 75,000 76,125
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 100,000 99,375
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 450,000 465,750
Viavi Solutions, Inc. ,
3.75%, 10/1/2029(a) 50,000 49,998
6,778,684
Transportation Services 0.3%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 300,000 312,000
Utility - Electric 2.8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 16,416
4.50%, 2/15/2028(a) 225,000 233,438
5.13%, 3/15/2028(a) 200,000 203,032
4.63%, 2/1/2029(a) 100,000 98,625
5.00%, 2/1/2031(a) 50,000 50,000
3.75%, 3/1/2031(a) 175,000 168,656
Enviva Partners LP ,
6.50%, 1/15/2026(a) 650,000 671,125
NRG Energy, Inc. ,
6.63%, 1/15/2027 76,000 79,005
3.38%, 2/15/2029(a) 50,000 48,995
5.25%, 6/15/2029(a) 300,000 321,415
3.63%, 2/15/2031(a) 50,000 48,750
3.88%, 2/15/2032(a) 150,000 147,000
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 300,000 317,760
4.75%, 1/15/2030(a) 250,000 262,091
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 154,896
5.63%, 2/15/2027(a) 300,000 309,000
5.00%, 7/31/2027(a) 225,000 233,510
3,363,714
Wireless Communications 0.8%
Sprint Corp. ,
7.13%, 6/15/2024 325,000 364,863

NVIT Federated High Income Bond Fund - December 31, 2021 - Statement of Investments - 97
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Communications
T-Mobile USA, Inc. ,
2.25%, 2/15/2026(a) 100,000 100,250
4.75%, 2/1/2028 275,000 289,437
2.63%, 2/15/2029 25,000 24,625
3.38%, 4/15/2029(a) 225,000 229,262
1,008,437
Total Corporate Bonds
(cost $114,018,635)
116,344,494
Warrants 0.0%
†
Number of
Warrants
Independent Energy 0.0%
†
Chesapeake Energy Corp.,
expiring 2/9/2026 * 924 36,612
Total Warrants (cost $1,184) 36,612
Total Investments
(cost $114,437,894) — 96.6%
116,985,983
Other assets in excess of
liabilities — 3.4% 4,066,505
NET ASSETS — 100.0%
$ 121,052,488
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $91,831,064 which represents 75.86% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2021.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

98 - Statement of Investments - December 31, 2021 - NVIT Government Bond Fund
Asset-Backed Securities 6.0%
Principal
Amount ($) Value ($)
Consumer Finance 1.0%
NextGear Floorplan Master
Owner Trust, Series 2019-
1A, Class A2, 3.21%,
2/15/2024(a) 4,500,000 4,515,112
Diversified Financial Services 4.7%
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,177,604
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 249,098
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 249,138
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 240,000 239,884
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,198,401
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 199,491
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,292,062
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 6,177,197
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 6,214,582
19,997,457
Home Equity 0.3%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 1,146,067 1,152,064
Total Asset-Backed Securities
(cost $25,770,629)
25,664,633
Collateralized Mortgage Obligations 6.1%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 538,593 538,380
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 1,137,718 1,181,683
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 194,889 199,272
Series 1993-149, Class M,
7.00%, 8/25/2023 64,374 66,772
Series 2005-40, Class YG,
5.00%, 5/25/2025 1,003,114 1,044,486
Series 2015-92, Class PA,
2.50%, 12/25/2041 3,434,729 3,515,937
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2013-59, Class MX,
2.50%, 9/25/2042 13,102,064 13,403,703
Series 2015-88, Class JA,
2.50%, 12/25/2045 2,578,718 2,638,832
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 931,960 979,605
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,286,158 2,428,317
Total Collateralized Mortgage Obligations
(cost $25,383,841)
25,996,987
Corporate Bonds 11.9%
Diversified Financial Services 11.9%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 5,068,174
Series GG, 2.45%,
7/15/2024 5,500,000 5,688,875
Series OO, 1.75%,
11/15/2024 10,000,000 10,182,496
Series NN, 3.25%,
6/15/2025 14,000,000 14,821,991
Series PP, 1.40%,
7/15/2028 15,000,000 14,789,873
Total Corporate Bonds
(cost $49,432,814)
50,551,409
Mortgage-Backed Securities 26.1%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 2,559,984 2,734,936
Pool# G08881
3.50%, 6/1/2049 1,697,344 1,790,117
FHLMC Non Gold Pool Pool #
847558 ,
3.05%, 6/1/2035 (b) 504,805
528,375
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 2,862,011 3,007,730
Pool# SB8083
1.50%, 1/1/2036 9,187,848 9,220,466
Pool# SD8025
3.50%, 11/1/2049 3,780,333 3,979,624
Pool# SD8030
3.00%, 12/1/2049 1,851,201 1,922,335
Pool# SD8050
3.00%, 3/1/2050 2,723,375 2,828,606
Pool# SD8080
2.00%, 6/1/2050 2,810,935 2,804,770
Pool# SD8171
1.50%, 10/1/2051 3,300,000 3,188,996
FNMA Pool
Pool# 745684
1.96%, 4/1/2034(b) 1,350,101 1,409,905

NVIT Government Bond Fund - December 31, 2021 - Statement of Investments - 99
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 790760
1.86%, 9/1/2034(b) 460,306 466,009
Pool# 799144
1.54%, 4/1/2035(b) 270,335 273,125
Pool# 822705
2.03%, 4/1/2035(b) 192,768 192,788
Pool# 815217
1.81%, 5/1/2035(b) 574,026 576,632
Pool# 821377
1.90%, 5/1/2035(b) 272,406 273,567
Pool# 783609
2.14%, 5/1/2035(b) 439,615 439,598
Pool# 826181
1.85%, 7/1/2035(b) 644,666 651,011
Pool# 873932
6.31%, 8/1/2036 6,154,117 6,151,762
Pool# 745866
2.14%, 9/1/2036(b) 1,951,833 2,082,602
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 5,074,974 5,091,474
Pool# BM5426
3.00%, 12/1/2047 11,448,446 12,003,193
Pool# CA1564
4.50%, 4/1/2048 1,760,162 1,893,384
Pool# BM5267
4.50%, 12/1/2048 4,387,112 4,715,732
Pool# MA3664
4.00%, 5/1/2049 1,761,427 1,872,288
Pool# MA3746
4.00%, 8/1/2049 1,844,885 1,961,737
Pool# BP5843
2.50%, 5/1/2050 6,226,753 6,358,826
Pool# MA4096
2.50%, 8/1/2050 4,376,187 4,469,008
Pool# MA4119
2.00%, 9/1/2050 5,103,246 5,092,053
Pool# MA4183
2.50%, 11/1/2050 3,698,563 3,777,011
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 1/25/2052 14,000,000 13,956,864
2.50%, 1/25/2052 3,000,000 3,060,718
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 92,455 96,414
Pool# 682492
3.50%, 10/15/2025 249,928 260,673
Pool# 719433
3.50%, 10/15/2025 195,647 204,046
Pool# 733504
3.50%, 11/15/2025 325,296 339,305
Pool# 682497
3.50%, 11/15/2025 272,234 283,955
Pool# 749618
3.50%, 11/15/2025 171,720 179,065
Pool# 740930
3.50%, 11/15/2025 142,603 148,744
Pool# 742371
3.50%, 11/15/2025 84,778 89,137
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 705178
3.50%, 11/15/2025 35,002 36,744
Pool# 750403
3.50%, 11/15/2025 22,443 23,408
Pool# 755650
3.50%, 12/15/2025 544,294 572,156
Pool# 682502
3.50%, 12/15/2025 181,689 189,467
Total Mortgage-Backed Securities
(cost $110,346,925)
111,198,356
U.S. Government Agency Securities 26.8%
FFCB
3.14%, 7/2/2026 13,500,000 14,605,868
2.75%, 11/6/2026 2,000,000 2,135,474
2.43%, 9/13/2027 22,000,000 23,216,604
1.95%, 11/27/2029 1,500,000 1,542,205
3.19%, 3/9/2033 2,475,000 2,811,733
FHLB
2.75%, 12/11/2026 11,500,000 12,321,143
3.00%, 12/11/2026 10,000,000 10,808,498
2.13%, 12/14/2029 2,590,000 2,691,232
Hashemite Kingdom of Jordan
AID Bond
2.58%, 6/30/2022 2,000,000 2,018,199
3.00%, 6/30/2025 2,125,000 2,246,968
Republic of Iraq AID Bond,
2.15%, 1/18/2022 10,000,000 10,007,246
Tennessee Valley Authority,
7.13%, 5/1/2030(c) 20,721,000 29,478,876
Total U.S. Government Agency Securities
(cost $107,586,954)
113,884,046
U.S. Treasury Obligations 20.7%
U.S. Treasury Bonds
1.13%, 5/15/2040 2,000,000 1,752,969
1.13%, 8/15/2040 8,500,000 7,421,562
2.50%, 2/15/2046 12,000,000 13,255,781
2.25%, 8/15/2046 8,500,000 8,987,422
1.25%, 5/15/2050 25,750,000 21,866,377
U.S. Treasury Notes
1.50%, 9/30/2024 12,000,000 12,189,375
1.63%, 5/15/2026 (d) 500,000 508,379
0.50%, 5/31/2027 5,000,000 4,787,695
1.25%, 3/31/2028 8,500,000 8,424,297
1.25%, 9/30/2028 2,000,000 1,976,484
3.13%, 11/15/2028 6,000,000 6,669,141
Total U.S. Treasury Obligations
(cost $85,023,208)
87,839,482

100 - Statement of Investments - December 31, 2021 - NVIT Government Bond Fund
Short-Term Investment 2.1%
Principal
Amount ($) Value ($)
U.S. Government Agency Security 2.1%
Resolution Funding Corp.,
1.29%, 1/15/2030 10,000,000 8,717,928
Total Short-Term Investment
(cost $9,024,565)
8,717,928
Repurchase Agreement 0.3%
Cantor Fitzgerald & Co.
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,460,707,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $1,489,914. (e)(f) 1,460,700 1,460,700
Total Repurchase Agreement
(cost $1,460,700)
1,460,700
Total Investments
(cost $414,029,636) — 100.0%
425,313,541
Other assets in excess of
liabilities — 0.0%
†
21,098
NET ASSETS — 100.0%
$ 425,334,639
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $29,610,935 which represents 6.96% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2021.
(c) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $1,422,657, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,460,700.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$1,460,700.
(f) Please refer to Note 2 for additional information on the joint repurchase agreement.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (190) 3/2022 USD (24,789,063) (267,698)
(267,698)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - December 31, 2021 - Statement of Investments - 101
U.S. Government Agency Securities 14.8%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.18%), 0.23%,
5/27/2022(a) 3,500,000 3,500,000
(SOFR + 0.09%), 0.14%,
10/7/2022(a) 11,500,000 11,500,000
(SOFR + 0.06%), 0.11%,
1/20/2023(a) 25,000,000 25,000,000
(SOFR + 0.06%), 0.11%,
2/9/2023(a) 22,000,000 22,000,000
(SOFR + 0.05%), 0.10%,
2/17/2023(a) 5,500,000 5,500,000
(SOFR + 0.04%), 0.09%,
3/10/2023(a) 7,500,000 7,500,000
(SOFR + 0.04%), 0.09%,
5/19/2023(a) 9,000,000 9,000,000
FHLB
0.04%, 1/7/2022 78,000,000 77,999,857
(SOFR + 0.12%), 0.17%,
2/10/2022(a) 3,250,000 3,250,000
(SOFR + 0.08%), 0.13%,
2/18/2022(a) 22,000,000 22,000,000
(SOFR + 0.12%), 0.17%,
2/28/2022(a) 11,000,000 11,000,000
(SOFR + 0.09%), 0.14%,
10/5/2022(a) 12,000,000 12,000,000
(SOFR + 0.06%), 0.11%,
12/8/2022(a) 15,000,000 15,000,000
(SOFR + 0.04%), 0.09%,
3/17/2023(a) 19,000,000 19,000,000
FNMA
(SOFR + 0.17%), 0.22%,
3/9/2022(a) 5,000,000 5,000,000
(SOFR + 0.32%), 0.37%,
4/27/2022(a) 9,000,000 9,000,000
(SOFR + 0.32%), 0.37%,
4/28/2022(a) 4,500,000 4,500,000
(SOFR + 0.27%), 0.32%,
5/4/2022(a) 9,000,000 9,000,000
(SOFR + 0.23%), 0.28%,
5/6/2022(a) 6,650,000 6,650,000
(SOFR + 0.22%), 0.27%,
5/9/2022(a) 6,000,000 6,000,000
(SOFR + 0.19%), 0.24%,
5/27/2022(a) 3,800,000 3,799,844
(SOFR + 0.18%), 0.23%,
6/3/2022(a) 5,000,000 5,000,000
Total U.S. Government Agency Securities
(cost $293,199,701)
293,199,701
U.S. Treasury Obligations 50.8%
U.S. Treasury Bills
0.06%, 1/4/2022 27,000,000 26,999,876
0.04%, 1/13/2022 100,000,000 99,998,667
0.05%, 1/18/2022 60,000,000 59,998,725
0.06%, 1/20/2022 39,000,000 38,998,868
0.05%, 2/15/2022 39,000,000 38,997,489
0.05%, 2/17/2022 47,000,000 46,996,932
0.05%, 2/22/2022 60,000,000 59,995,667
0.05%, 2/24/2022 60,000,000 59,995,500
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
0.07%, 3/10/2022 60,000,000 59,992,066
0.06%, 3/17/2022 40,000,000 39,995,417
0.08%, 3/24/2022 79,000,000 78,986,504
0.06%, 3/29/2022 60,000,000 59,991,083
0.08%, 3/31/2022 40,000,000 39,991,842
0.09%, 6/2/2022 30,000,000 29,988,283
0.16%, 6/23/2022 30,000,000 29,976,933
0.24%, 12/1/2022 35,000,000 34,923,458
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 0.24%, 1/31/2022(a) 3,500,000 3,500,000
1.88%, 1/31/2022 12,000,000 12,017,838
1.13%, 2/28/2022 60,000,000 60,103,290
1.75%, 3/31/2022 21,000,000 21,086,194
(US Treasury 3 Month
Bill Money Market Yield +
0.06%), 0.14%, 7/31/2022(a) 31,000,000 31,000,912
0.13%, 9/30/2022 20,000,000 19,974,867
0.13%, 11/30/2022 11,000,000 10,983,098
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 0.13%, 1/31/2023(a) 27,000,000 27,002,007
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 0.12%, 4/30/2023(a) 19,000,000 19,000,385
Total U.S. Treasury Obligations
(cost $1,010,495,901) 1,010,495,901
Repurchase Agreements 34.6%
Banco Santander SA, 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase
price $160,000,800,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 8.50%, maturing
2/20/2033 - 10/1/2051;
total market value
$163,200,000.(b) 160,000,000 160,000,000
Barclays Capital, Inc., 0.05%,
dated 12/31/2021, due
1/3/2022, repurchase price
$2,000,008, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13% -
1.38%, maturing 1/15/2023
- 2/15/2050; total market
value $2,040,033.(b) 2,000,000 2,000,000

102 - Statement of Investments - December 31, 2021 - NVIT Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $15,000,063, ,
ranging from 0.88%
- 5.00%, maturing
11/15/2030 - 10/1/2051;
total market value
$15,300,052.(b) 15,000,000 15,000,000
MUFG Securities Ltd.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $195,000,813, ,
ranging from 0.00% -
6.38%, maturing 7/15/2022
- 8/15/2051; total market
value $198,900,005.(b) 195,000,000 195,000,000
Nomura Securities Co. Ltd.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $70,000,292, ,
ranging from 0.00% -
4.50%, maturing 9/30/2024
- 11/1/2051; total market
value $71,400,030.(b) 70,000,000 70,000,000
RBC Dominion Securities
Inc., 0.05%, dated
12/31/2021, due 1/3/2022,
repurchase price
$95,000,396, , ranging
from 0.00% - 6.50%,
maturing 1/20/2022 -
12/1/2051; total market
value $97,051,074.(b) 95,000,000 95,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Royal Bank of Canada,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $150,000,625,
collateralized by U.S.
Government Agency
Securities, ranging from
0.00% - 32.70%, maturing
7/15/2026 - 4/20/2067;
total market value
$161,734,906.(b) 150,000,000 150,000,000
Total Repurchase Agreements
(cost $687,000,000) 687,000,000
Total Investments
(cost $1,990,695,602) — 100.2% 1,990,695,602
Liabilities in excess of other assets — (0.2)% (3,543,386)
NET ASSETS — 100.0%
$1,987,152,216
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2021.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Short Term Bond Fund - December 31, 2021 - Statement of Investments - 103
Asset-Backed Securities 29.2%
Principal
Amount ($) Value ($)
Airlines 2.4%
37 Capital CLO I
Series 2021-1A, Class B1,
1.95%, 10/15/2034(a)(b) 9,200,000 9,167,110
Series 2021-1A, Class C,
2.45%, 10/15/2034(a)(b) 2,250,000 2,237,999
American Airlines Pass-
Through Trust, Series
2016-3, Class B, 3.75%,
10/15/2025 2,262,631 2,167,725
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
1.20%, 4/15/2034(a)(b) 10,500,000 10,454,777
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class AR,
1.23%, 10/20/2032(a)(b) 2,750,000 2,748,878
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(b) 234,508 235,431
Series 2021-1A, Class A,
1.13%, 4/15/2033(b) 3,240,615 3,223,148
Federal Express Corp. Pass-
Through Trust, Series 1998
6.72%, 1/15/2022 30,774 30,823
Flagship Credit Auto Trust,
Series 2019-4, Class A,
2.17%, 6/17/2024(b) 525,544 527,196
Foursight Capital Automobile
Receivables Trust, Series
2020-1, Class A3, 2.05%,
10/15/2024(b) 1,682,971 1,688,820
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(b) 772,721 798,000
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 6,574,074 6,500,910
Series 2020-1, Class A,
5.88%, 10/15/2027 2,709,900 2,968,351
42,749,168
Automobiles 1.8%
American Airlines Pass-
Through Trust, Series
2013-2, Class A, 4.95%,
1/15/2023 1,397,349 1,427,934
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(b) 3,468,889 3,631,111
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(b) 10,216,942 10,724,778
AMMC CLO 22 Ltd., Series
2018-22A, Class B, 1.57%,
4/25/2031(a)(b) 5,000,000 4,964,025
AMMC CLO 23 Ltd., Series
2020-23A, Class BR,
1.64%, 10/17/2031(a)(b) 2,000,000 1,992,700
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 1,980,381 2,014,480
Dryden 76 CLO Ltd.
Series 2019-76A, Class
A1R, 1.31%, 10/20/2034(a)
(b) 200,000 199,919
Series 2019-76A, Class BR,
1.76%, 10/20/2034(a)(b) 5,650,000 5,643,271
Flagship Credit Auto Trust,
Series 2019-3, Class A,
2.33%, 2/15/2024(b) 282,444 282,880
30,881,098
Credit Card 0.2%
American Airlines Pass-
Through Trust, Series 2015-
1, Class B, 3.70%, 5/1/2023 1,728,213 1,702,411
Dryden 76 CLO Ltd., Series
2019-76A, Class CR,
2.16%, 10/20/2034(a)(b) 1,450,000 1,447,257
3,149,668
Diversified Financial Services 13.4%
Goodgreen, Series 2019-
2A, Class A, 2.76%,
4/15/2055(b) 6,202,273 6,226,624
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(b) 312,379 323,235
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(b) 380,921 395,421
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.24%, 7/15/2034(a)(b) 16,000,000 15,954,816
Series 2021-2A, Class B,
1.72%, 7/15/2034(a)(b) 5,500,000 5,440,716
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.11%, 7/17/2037(a)(b) 1,126,984 1,126,386
LCM 34 Ltd.
Series 34A, Class A1,
1.25%, 10/20/2034(a)(b) 11,450,000 11,452,301
Series 34A, Class B, 1.68%,
10/20/2034(a)(b) 8,600,000 8,504,239
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.84%,
8/25/2035(a) 941,123 947,665
Magnetite XXVII Ltd., Series
2020-27A, Class BR,
1.68%, 10/20/2034(a)(b) 4,550,000 4,499,218
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 6,653,300 6,818,466

104 - Statement of Investments - December 31, 2021 - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 0.86%,
1/25/2035(a) 2,842,654 2,840,627
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.11%, 1/20/2032(a)(b) 2,000,000 2,000,356
Series 2019-32A, Class BR,
1.52%, 1/20/2032(a)(b) 1,000,000 992,177
Neuberger Berman Loan
Advisers CLO 38 Ltd.
Series 2020-38A, Class AR,
1.27%, 10/20/2035(a)(b) 9,300,000 9,299,981
Series 2020-38A, Class BR,
1.78%, 10/20/2035(a)(b) 5,300,000 5,280,395
Series 2020-38A, Class CR,
2.13%, 10/20/2035(a)(b) 2,700,000 2,687,178
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
1.18%, 4/16/2033(a)(b) 11,000,000 11,012,166
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(b) 3,960,000 3,958,078
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(b) 540,000 540,070
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(b) 9,000,000 8,993,460
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(b) 600,000 598,474
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(b) 414,589 414,702
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 1.96%,
5/20/2031(a)(b) 10,000,000 10,010,260
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.35%, 1/25/2036(a) 775,823 776,538
RASC Trust, Series 2005-
KS12, Class M2, 0.79%,
1/25/2036(a) 7,286,173 7,291,877
REESE PARK CLO Ltd.,
Series 2020-1A, Class BR,
1.81%, 10/15/2034(a)(b) 5,000,000 4,988,880
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(b) 2,263,839 2,353,658
Series 2017-2A, Class A,
3.22%, 9/22/2053(b) 2,025,165 2,086,130
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.27%, 7/15/2035(a)
(b) 4,900,000 4,900,745
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services
Series 2017-1A, Class A2B,
1.72%, 7/15/2035(a)(b) 2,050,000 2,042,862
RR 19 Ltd.
Series 2021-19A, Class A1,
1.26%, 10/15/2035(a)(b) 8,750,000 8,754,078
Series 2021-19A, Class A2,
1.77%, 10/15/2035(a)(b) 2,700,000 2,698,747
Soundview Home Loan Trust
Series 2005-CTX1, Class
M3, 0.81%, 11/25/2035(a) 1,635,028 1,634,430
Series 2006-WF2, Class
M1, 0.43%, 12/25/2036(a) 1,287,727 1,284,900
Southwick Park CLO LLC
Series 2019-4A, Class A1R,
1.22%, 7/20/2032(a)(b) 14,500,000 14,486,312
Series 2019-4A, Class B1R,
1.66%, 7/20/2032(a)(b) 2,500,000 2,499,995
Towd Point Mortgage Trust
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 2,502,725 2,581,182
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 545,264 563,791
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 5,821,289 5,933,287
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(b) 13,716,654 13,791,112
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(b) 5,172,391 5,292,167
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(b) 2,826,000 2,756,843
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.22%, 7/15/2034(a)(b) 16,000,000 15,973,248
Series 2021-1A, Class B,
1.72%, 7/15/2034(a)(b) 5,500,000 5,460,972
Whetstone Park CLO Ltd.,
Series 2021-1A, Class B1,
1.60%, 1/20/2035(a)(b) 3,300,000 3,277,864
231,746,629
Electric Utilities 0.1%
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(b) 1,605,040 1,619,997
Home Equity 3.9%
Avant Credit Card Master
Trust, Series 2021-
1A, Class A, 1.37%,
4/15/2027(b) 2,250,000 2,219,490
Barings CLO Ltd., Series
2021-3A, Class B1, 1.81%,
1/18/2035(a)(b) 3,300,000 3,297,515
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 2,290,417 2,318,112

NVIT Short Term Bond Fund - December 31, 2021 - Statement of Investments - 105
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Bayview Opportunity Master
Fund IVb Trust
Series 2017-SPL2, Class A,
4.00%, 6/28/2054(a)(b) 2,527,163 2,565,359
Series 2017-SPL4, Class A,
3.50%, 1/28/2055(a)(b) 1,291,353 1,306,450
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(b) 4,490,000 4,470,974
Carlyle Global Market
Strategies CLO Ltd., Series
2012-4A, Class BR3,
1.73%, 4/22/2032(a)(b) 6,700,000 6,692,295
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
1.26%, 4/15/2034(a)(b) 7,000,000 6,992,482
Series 2021-1A, Class A2,
1.57%, 4/15/2034(a)(b) 3,000,000 2,938,656
Series 2020-2A, Class A1R,
1.30%, 1/25/2035(a)(b) 150,000 149,733
Series 2020-2A, Class A2R,
1.76%, 1/25/2035(a)(b) 2,600,000 2,572,968
Series 2020-2A, Class BR,
2.16%, 1/25/2035(a)(b) 150,000 148,799
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(b) 724,027 727,816
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR,
1.21%, 4/20/2034(a)(b) 10,000,000 9,999,980
Series 2013-1A, Class BRR,
1.48%, 4/20/2034(a)(b) 7,000,000 6,984,705
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.13%, 1/20/2031(a)(b) 3,000,000 3,000,477
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR,
1.77%, 10/17/2034(a)(b) 11,850,000 11,787,823
68,173,634
Other 7.4%
37 Capital CLO I, Series
2021-1A, Class A, 1.40%,
10/15/2034(a)(b) 9,400,000 9,399,934
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(b) 6,271,890 6,304,005
American Airlines Pass-
Through Trust, Series
2015-2, Class B, 4.40%,
9/22/2023 2,689,979 2,651,442
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 1.15%,
4/25/2031(a)(b) 5,000,000 4,983,880
AMMC CLO XIII Ltd., Series
2013-13A, Class A2LR,
1.82%, 7/24/2029(a)(b) 9,000,000 8,999,955
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Apidos CLO XXXIII
Series 2020-33A, Class AR,
1.23%, 10/24/2034(a)(b) 12,500,000 12,501,813
Series 2020-33A, Class BR,
1.68%, 10/24/2034(a)(b) 8,300,000 8,231,923
Apidos CLO XXXV
Series 2021-35A, Class A,
1.18%, 4/20/2034(a)(b) 7,600,000 7,562,730
Series 2021-35A, Class B,
1.53%, 4/20/2034(a)(b) 1,900,000 1,860,242
Ares LVI CLO Ltd.
Series 2020-56A, Class AR,
1.29%, 10/25/2034(a)(b) 2,700,000 2,700,972
Series 2020-56A, Class CR,
2.13%, 10/25/2034(a)(b) 3,150,000 3,137,542
ARES XLIV CLO Ltd., Series
2017-44A, Class A3R1,
1.77%, 4/15/2034(a)(b) 4,500,000 4,493,682
Atalaya Equipment Leasing
Trust
Series 2021-1A, Class A2,
1.23%, 5/15/2026(b) 2,523,000 2,517,400
Series 2021-1A, Class B,
2.08%, 2/15/2027(b) 600,000 599,299
Cedar Funding X CLO Ltd.
Series 2019-10A, Class BR,
1.73%, 10/20/2032(a)(b) 6,000,000 5,992,848
Series 2019-10A, Class CR,
2.18%, 10/20/2032(a)(b) 1,450,000 1,445,441
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 1.26%, 10/25/2034(a)
(b) 3,300,000 3,292,324
Series 2020-12A, Class BR,
1.73%, 10/25/2034(a)(b) 700,000 692,190
Citigroup Mortgage Loan
Trust, Series 2007-
WFH1, Class M1, 0.49%,
1/25/2037(a) 2,097,619 2,109,697
GoldenTree Loan
Management US CLO 8
Ltd., Series 2020-8A, Class
BR, 1.73%, 10/20/2034(a)
(b) 5,350,000 5,310,571
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 1.20%, 1/20/2033(a)(b) 19,500,000 19,494,208
Magnetite XXVIII Ltd.
Series 2020-28A, Class AR,
1.32%, 1/20/2035(a)(b) 10,600,000 10,590,153
Series 2020-28A, Class CR,
2.09%, 1/20/2035(a)(b) 3,650,000 3,640,769
128,513,020
Total Asset-Backed Securities
(cost $508,248,367)
506,833,214

106 - Statement of Investments - December 31, 2021 - NVIT Short Term Bond Fund
Collateralized Mortgage Obligations 6.9%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 4,465,467 4,463,702
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 986,562 994,991
GS Mortgage-Backed
Securities Trust
Series 2021-PJ9, Class A4,
2.50%, 2/26/2052(a)(b) 9,656,940 9,577,859
Series 2021-PJ10, Class
A4, 2.50%, 3/25/2052(a)(b) 7,861,750 7,797,370
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 2,722 2,745
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
0.76%, 10/25/2035(a) 704,128 705,201
J.P. Morgan Mortgage Trust
Series 2021-12, Class A15,
2.50%, 2/25/2052(a)(b) 3,967,864 3,930,511
Series 2021-15, Class A15,
2.50%, 6/25/2052(a)(b) 10,458,000 10,339,531
JP Morgan Mortgage Trust,
Series 2021-13, Class A15,
2.50%, 4/25/2052(a)(b) 8,666,045 8,584,463
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 5,670,882 5,761,263
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 5,294,483 5,526,567
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 2,423,488 2,531,626
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,112,959 1,171,600
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,168,941 1,232,717
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 2,976,568 3,136,168
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 4,174,630 4,392,201
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 1,786,399 1,871,912
Series 2019-1A, Class A1,
3.99%, 9/25/2057(a)(b) 1,842,674 1,898,583
Series 2018-1A, Class A1A,
4.00%, 12/25/2057(a)(b) 3,073,083 3,234,003
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 4,555,726 4,752,049
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,834,997 2,941,455
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,135,582 1,189,025
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 7,403,248 7,881,429
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,961,870 2,048,956
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 4,677,758 4,842,130
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 3,602,128 3,722,838
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 5,975,901 6,074,565
PRPM LLC, Series 2021-
RPL2, Class M1, 2.93%,
10/25/2051(a)(b) 1,900,000 1,888,257
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 31,699
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 199,570 200,699
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 7,466,278 7,530,459
Total Collateralized Mortgage Obligations
(cost $119,496,311)
120,256,574
Commercial Mortgage-Backed Security 0.0%
†
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C8, Class XA,
IO, 0.91%, 12/15/2048(a) 19,193,954 132,717
Total Commercial Mortgage-Backed Security
(cost $127,910) 132,717
Corporate Bonds 27.8%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.04%, 5/1/2027 2,750,000 3,096,485
Howmet Aerospace, Inc. ,
6.88%, 5/1/2025 1,350,000 1,552,109
Moog, Inc. ,
4.25%, 12/15/2027(b)(d) 2,000,000 2,015,000
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,698,930
9,362,524
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(b) 1,000,000 1,020,000
Auto Components 0.1%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(b)(d) 1,350,000 1,406,025
Automobiles 1.4%
Daimler Finance North
America LLC ,
3.65%, 2/22/2024(b) 5,000,000 5,261,677
2.70%, 6/14/2024(b) 3,000,000 3,100,590

NVIT Short Term Bond Fund - December 31, 2021 - Statement of Investments - 107
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Hyundai Capital America ,
5.88%, 4/7/2025(b)(d) 10,000,000 11,188,451
Nissan Motor Acceptance Co.
LLC ,
2.00%, 3/9/2026(b)(d) 3,860,000 3,802,141
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(b)(d) 640,000 670,835
24,023,694
Banks 6.4%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.16%), 1.29%,
1/20/2023(e) 5,000,000 4,993,788
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 8,801,233
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 5,229,057
Series L, 4.18%, 11/25/2027 5,500,000 6,017,787
BNP Paribas SA ,
4.38%, 9/28/2025(b) 1,000,000 1,083,429
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(b)(e) 5,000,000 5,145,715
3.50%, 11/16/2027(b) 2,500,000 2,663,202
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(e) 5,000,000 4,960,571
4.40%, 6/10/2025 7,000,000 7,623,193
4.45%, 9/29/2027 2,000,000 2,230,040
Citizens Financial Group, Inc. ,
4.30%, 12/3/2025 5,000,000 5,429,894
Cooperatieve Rabobank UA ,
3.95%, 11/9/2022 7,770,000 7,975,573
Credit Agricole SA ,
4.38%, 3/17/2025(b) 7,470,000 8,021,434
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,975,818
ING Groep NV ,
3.15%, 3/29/2022 5,000,000 5,032,684
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 3,053,448
(SOFR + 0.42%), 0.56%,
2/16/2025(e) 11,104,000 10,943,192
(SOFR + 0.77%), 1.47%,
9/22/2027(d)(e) 3,000,000 2,940,680
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 10,000,000 9,869,927
Wells Fargo & Co. ,
4.13%, 8/15/2023 7,000,000 7,340,783
111,331,448
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.3%
Bacardi Ltd. ,
4.45%, 5/15/2025(b) 5,000,000 5,418,327
Biotechnology 0.7%
AbbVie, Inc. ,
3.45%, 3/15/2022 10,000,000 10,009,148
2.60%, 11/21/2024 2,000,000 2,075,265
12,084,413
Building Products 0.2%
Carrier Global Corp. ,
2.24%, 2/15/2025(d) 3,750,000 3,839,928
Capital Markets 2.3%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(b)(e) 8,000,000 8,169,228
4.28%, 1/9/2028(b) 3,000,000 3,256,516
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(e) 7,000,000 7,058,287
3.75%, 5/22/2025 2,000,000 2,134,417
UBS AG ,
7.50%, 7/15/2025 5,000,000 5,923,224
UBS Group AG ,
2.65%, 2/1/2022(b) 9,000,000 9,015,750
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(b)(d)(e) 4,000,000 3,987,229
39,544,651
Chemicals 0.1%
CF Industries, Inc. ,
3.45%, 6/1/2023 1,212,000 1,249,584
HB Fuller Co. ,
4.00%, 2/15/2027 250,000 262,800
1,512,384
Communications Equipment 0.1%
Viasat, Inc. ,
5.63%, 4/15/2027(b) 1,350,000 1,391,445
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
3.81%, 1/9/2024 1,850,000 1,918,894
5.58%, 3/18/2024 650,000 700,375
2,619,269
Containers & Packaging 0.4%
Ball Corp. ,
4.00%, 11/15/2023 2,420,000 2,525,875
Berry Global, Inc. ,
4.50%, 2/15/2026(b)(d) 1,350,000 1,370,588
Crown Americas LLC ,
4.75%, 2/1/2026 700,000 717,500
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(b) 1,350,000 1,458,000

108 - Statement of Investments - December 31, 2021 - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Sealed Air Corp. ,
5.13%, 12/1/2024(b) 1,350,000 1,444,500
7,516,463
Diversified Consumer Services 0.1%
Service Corp. International ,
4.63%, 12/15/2027 1,350,000 1,409,063
Diversified Telecommunication Services 0.5%
CCO Holdings LLC ,
5.13%, 5/1/2027(b) 1,400,000 1,442,000
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(b) 650,000 663,000
Lumen Technologies, Inc. ,
Series T, 5.80%, 3/15/2022 1,380,000 1,390,350
4.00%, 2/15/2027(b) 1,400,000 1,420,370
Telefonica Emisiones SA ,
4.10%, 3/8/2027 3,500,000 3,852,442
8,768,162
Electric Utilities 1.4%
Alliant Energy Finance LLC ,
1.40%, 3/15/2026(b) 4,650,000 4,478,018
Evergy, Inc. ,
5.29%, 6/15/2022(c) 11,510,000 11,613,173
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(b) 1,350,000 1,402,313
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(b) 1,670,000 1,719,726
3.70%, 1/30/2027(b) 2,250,000 2,333,050
5.63%, 2/15/2027(b) 1,750,000 1,802,500
4.30%, 7/15/2029(b) 1,000,000 1,069,388
24,418,168
Electrical Equipment 0.2%
Sensata Technologies BV ,
4.88%, 10/15/2023(b) 1,880,000 1,974,000
5.63%, 11/1/2024(b) 650,000 714,545
2,688,545
Equity Real Estate Investment Trusts (REITs) 1.6%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 4,699,000 4,752,312
Kimco Realty Corp. ,
3.30%, 2/1/2025 6,000,000 6,306,195
Kite Realty Group LP ,
4.00%, 10/1/2026 2,000,000 2,121,153
Kite Realty Group Trust ,
4.00%, 3/15/2025 2,000,000 2,097,610
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 2,120,000 2,265,686
Sabra Health Care LP ,
5.13%, 8/15/2026(d) 6,157,000 6,774,321
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,786,000 1,783,730
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
VICI Properties LP ,
3.50%, 2/15/2025(b) 1,350,000 1,370,250
27,471,257
Food Products 0.4%
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 4,625,000 4,837,532
3.88%, 5/15/2027 1,500,000 1,620,213
6,457,745
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co. ,
3.70%, 6/6/2027(d) 5,000,000 5,448,864
Health Care Providers & Services 0.4%
CVS Health Corp. ,
3.63%, 4/1/2027 4,000,000 4,340,400
HCA, Inc. ,
5.88%, 5/1/2023 1,830,000 1,937,513
5.38%, 2/1/2025 650,000 714,350
6,992,263
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 10/15/2026(b) 1,870,000 1,919,087
Hotels, Restaurants & Leisure 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(b) 1,350,000 1,404,810
International Game
Technology plc ,
4.13%, 4/15/2026(b) 1,750,000 1,802,622
3,207,432
Household Durables 0.1%
Newell Brands, Inc. ,
4.35%, 4/1/2023(c) 1,870,000 1,926,100
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(b)(d) 1,350,000 1,400,625
Insurance 1.2%
Five Corners Funding Trust ,
4.42%, 11/15/2023(b) 7,577,000 8,030,940
MassMutual Global Funding II ,
0.85%, 6/9/2023(b) 7,000,000 7,001,004
Principal Life Global Funding
II ,
2.25%, 11/21/2024(b) 6,000,000 6,130,280
21,162,224
Machinery 0.7%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(b) 2,100,000 2,184,000
Daimler Trucks Finance North
America LLC ,
1.13%, 12/14/2023(b) 10,000,000 10,002,816
12,186,816

NVIT Short Term Bond Fund - December 31, 2021 - Statement of Investments - 109
Corporate Bonds
Principal
Amount ($) Value ($)
Media 1.2%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 9,000,000 9,909,974
Comcast Corp. ,
3.70%, 4/15/2024 7,500,000 7,968,108
CSC Holdings LLC ,
5.50%, 4/15/2027(b) 2,120,000 2,191,550
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(b) 1,350,000 1,350,392
21,420,024
Oil, Gas & Consumable Fuels 2.4%
Apache Corp. ,
4.63%, 11/15/2025 1,350,000 1,449,562
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024 5,000,000 5,263,400
BP Capital Markets plc ,
3.81%, 2/10/2024 3,975,000 4,191,433
Continental Resources, Inc. ,
4.50%, 4/15/2023 2,810,000 2,895,621
3.80%, 6/1/2024(d) 4,000,000 4,173,860
DCP Midstream Operating LP ,
3.88%, 3/15/2023 1,190,000 1,219,131
5.38%, 7/15/2025 650,000 710,125
Energy Transfer LP ,
4.00%, 10/1/2027 3,250,000 3,489,581
MPLX LP ,
4.25%, 12/1/2027 2,500,000 2,769,022
NGPL PipeCo LLC ,
4.88%, 8/15/2027(b) 3,500,000 3,894,296
Targa Resources Partners LP ,
6.50%, 7/15/2027 1,350,000 1,447,200
Valero Energy Corp. ,
2.85%, 4/15/2025 3,000,000 3,107,596
Western Midstream Operating
LP ,
4.35%, 2/1/2025(c) 1,350,000 1,410,777
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,781,978
40,803,582
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 5,676,000 5,939,538
Royalty Pharma plc ,
0.75%, 9/2/2023 9,957,000 9,894,284
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 10,210,000 10,500,769
Viatris, Inc. ,
1.65%, 6/22/2025 5,000,000 4,981,050
31,315,641
Professional Services 0.3%
Equifax, Inc. ,
2.60%, 12/1/2024(d) 5,000,000 5,168,461
Road & Rail 0.8%
Ashtead Capital, Inc. ,
1.50%, 8/12/2026(b)(d) 4,000,000 3,926,595
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Ashtead Capital, Inc.,
4.00%, 5/1/2028(b)(d) 9,726,000 10,166,449
14,093,044
Software 0.2%
PTC, Inc. ,
3.63%, 2/15/2025(b) 1,350,000 1,368,562
VMware, Inc. ,
1.40%, 8/15/2026 3,000,000 2,948,344
4,316,906
Thrifts & Mortgage Finance 0.9%
BPCE SA ,
4.00%, 9/12/2023(b) 3,000,000 3,141,513
5.70%, 10/22/2023(b) 6,800,000 7,309,635
5.15%, 7/21/2024(b) 2,620,000 2,837,318
4.88%, 4/1/2026(b) 1,500,000 1,654,529
14,942,995
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
4.00%, 4/15/2022 1,870,000 1,880,771
2.63%, 4/15/2026 1,000,000 1,005,000
2,885,771
Total Corporate Bonds
(cost $480,082,786)
481,473,346
Exchange Traded Fund 0.6%
Shares
Debt Funds 0.6%
iShares Trust iShares 1-5
Year Investment Grade
Corporate Bond ETF(d) 186,220 10,033,533
Total Exchange Traded Fund
(cost $10,011,187)
10,033,533
Loan Participation 0.1%
Principal
Amount ($)
Software 0.1%
Open Text Corp., 1st Lien
Term Loan B, (ICE LIBOR
USD 1 Month + 1.75%),
1.85%, 5/30/2025 (e) 930,909 931,784
0
Total Loan Participation
(cost $932,813) 931,784
Mortgage-Backed Securities 0.7%
FHLMC Non Gold Pool
Pool# 1Q0648
1.95%, 6/1/2037(a) 248,641 260,853
Pool# 1B3601
2.32%, 10/1/2037(a) 114,009 114,521

110 - Statement of Investments - December 31, 2021 - NVIT Short Term Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool#
SB8088 ,
1.50%, 2/1/2036 8,421,970
8,449,361
FNMA Pool
Pool# 747271
2.14%, 7/1/2034(a) 201,527 204,918
Pool# 886345
1.81%, 8/1/2036(a) 29,996 30,121
Pool# 949691
1.98%, 9/1/2037(a) 67,309 67,503
FNMA UMBS Pool# BN0906 ,
4.00%, 11/1/2048 3,249,350
3,495,155
Total Mortgage-Backed Securities
(cost $12,605,636)
12,622,432
Purchased Option 0.0%
†
Number of
Contracts
Call Option 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 500,000,000
Exchange Traded* 2,000 425,000
0
Total Purchased Option
(cost $805,720) 425,000
U.S. Treasury Obligations 33.0%
Principal
Amount ($)
U.S. Treasury Bonds, 7.13%,
2/15/2023 (d) 5,000,000 5,371,875
U.S. Treasury Notes
2.13%, 12/31/2022 5,135,000 5,220,248
0.13%, 10/15/2023 (d) 40,000,000 39,600,000
2.50%, 1/31/2024 (d) 24,000,000 24,858,750
0.38%, 4/15/2024 44,000,000 43,558,281
2.00%, 5/31/2024 51,000,000 52,400,508
0.25%, 6/15/2024 30,000,000 29,558,203
1.75%, 7/31/2024 (d) 30,000,000 30,671,484
2.38%, 8/15/2024 50,000,000 51,916,016
1.50%, 9/30/2024 85,000,000 86,341,406
2.25%, 10/31/2024 5,000,000 5,182,812
2.25%, 11/15/2024 8,000,000 8,293,750
2.00%, 8/15/2025 15,000,000 15,469,922
3.00%, 9/30/2025 134,000,000 143,149,688
2.25%, 11/15/2025 4,000,000 4,166,250
1.50%, 2/15/2030 (d) 27,000,000 27,139,219
Total U.S. Treasury Obligations
(cost $574,069,109)
572,898,412
Repurchase Agreements 4.3%
Principal
Amount ($) Value ($)
Bank of America NA
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $5,000,021,
collateralized by U.S.
Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $5,100,000. (f)(g) 5,000,000 5,000,000
BofA Securities, Inc.
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $7,000,030,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 6.25%, maturing
1/13/2022 - 10/5/2045;
total market value
$7,140,068. (f)(g) 7,000,000 7,000,000
Cantor Fitzgerald & Co.
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $978,565,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $998,132. (f)(g) 978,561 978,561
MetLife, Inc.
0.06%, dated 12/31/2021,
due 1/3/2022, repurchase
price $18,000,090,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $18,367,378. (f)(g) 18,000,000 18,000,000
NatWest Markets Securities,
Inc.
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $40,000,389,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$40,800,350. (f)(g) 40,000,000 40,000,000

NVIT Short Term Bond Fund - December 31, 2021 - Statement of Investments - 111
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.08%, dated 12/31/2021,
due 1/3/2022, repurchase
price $3,000,021,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071;
total market value
$3,060,000. (f)(g) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $73,978,561)
73,978,561
Total Investments
(cost $1,780,358,400) — 102.6%
1,779,585,573
Liabilities in excess of other
assets — (2.6)% (45,744,977)
NET ASSETS — 100.0%
$ 1,733,840,596
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $771,011,078 which represents 44.47% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2021.
(d) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $137,913,748, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $73,978,561 and by
$67,546,177 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/31/2022 –
5/15/2051, a total value of $141,524,738.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2021.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$73,978,561.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 1,708 3/2022 USD 372,637,564 (214,934)
U.S. Treasury 10 Year Note 231 3/2022 USD 30,138,281 (14,992)
(229,926)
Short Contracts
U.S. Treasury 5 Year Note (2,029) 3/2022 USD (245,461,446) (908,623)
U.S. Treasury 10 Year Ultra Note (5) 3/2022 USD (732,187) (11,965)
(920,588)
(1,150,514)
As of December 31, 2021, the Fund had $2,728,996 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar

112 - Statement of Investments - December 31, 2021 - NVIT Short Term Bond Fund
Written Call Options Contracts as of December 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 2,000 USD 500,000,000 USD 99.63 12/19/2022 (187,500)
–
Written Put Options Contracts as of December 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 2,000 USD 500,000,000 USD 98.88 12/19/2022 (1,075,000)
–
Total Written Options Contracts (Premiums Received ($926,060)) (1,262,500)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

114 - Statements of Assets and Liabilities - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
NVIT BNY Mellon Core
Plus Bond Fund
Assets:
Investment securities, at value
*
$ 275,922,004 $ 2,105,380,703
Repurchase agreements, at value 4,894,115 —
Cash 11,885,300 87,767,736
Cash pledged for swap contracts 5,814,512 —
Deposits with broker for futures contracts 2,918,113 9,046,873
Foreign currencies, at value 25,181 102,862
Interest receivable 2,065,008 12,847,104
Security lending income receivable 2,681 —
Receivable for investments sold — 161,796
Receivable for capital shares issued 39,934 340,423
Reclaims receivable — 12,282
Receivable for variation margin on futures contracts — —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 221 1,251
Total Assets 303,567,069 2,215,661,030
Liabilities:
Payable for investments purchased 1,589,963 160,805,025
Payable for capital shares redeemed 20,185,337 753,766
Payable for variation margin on futures contracts 177,531 1,322,851
Payable for variation margin on centrally cleared swap contracts 101,980 —
Cash collateral pledged at broker for TBAs — —
Written options, at value (Note 2) — —
Unrealized depreciation on forward foreign currency contracts (Note
2) 128,725 —
Payable upon return of securities loaned (Note 2) 4,894,115 —
Accrued expenses and other payables:
Investment advisory fees 142,998 759,740
Fund administration fees 35,213 83,641
Distribution fees — 114,110
Administrative servicing fees 37,794 5,771
Accounting and transfer agent fees 1,719 13,334
Trustee fees 75 2,731
Custodian fees 4,530 19,047
Compliance program costs (Note 3) 259 1,776
Professional fees 16,580 17,799
Printing fees 68,912 17,911
Other 3,560 19,352
Total Liabilities 27,389,291 163,936,854
Net Assets $ 276,177,778 $ 2,051,724,176
* Includes value of securities on loan (Note 2) 23,488,915 —
Cost of investment securities 274,435,528 2,090,325,297
Cost of repurchase agreements 4,894,115 —
Cost of foreign currencies 25,395 95,623
Premiums of written options — —
Represented by:
Capital $ 278,076,659 $ 2,015,324,477
Total distributable earnings (loss) (1,898,881) 36,399,699
Net Assets $ 276,177,778 $ 2,051,724,176

Fixed Income Funds - December 31, 2021 - Statements of Assets and Liabilities - 115
NVIT Core Bond Fund
NVIT DoubleLine Total
Return Tactical Fund
NVIT Federated High
Income Bond Fund
$ 1,352,319,250 $ 195,410,144 $ 116,985,983
4,347,165 — —
75,040,050 7,726,044 2,473,335
462,927 — —
5,212,245 — —
— — —
6,864,556 749,192 1,821,272
5,608 — —
431,505 — —
167,122 31,039 31,584
— — —
894,414 — —
— 15,395 5,023
1,001 167 90
1,445,745,843 203,931,981 121,317,287
90,638,398 — —
9,613 1,778 103,974
— — —
9,639 — —
112,000 — —
530,250 — —
— — —
4,347,165 — —
453,439 97,589 67,659
70,441 33,266 30,334
26,686 3,151 —
18,497 4,932 19,197
3,092 8,544 4,987
83 15 12
13,484 1,630 966
1,165 174 107
16,356 12,968 15,165
20,162 10,161 19,222
16,463 3,343 3,176
96,286,933 177,551 264,799
$ 1,349,458,910 $ 203,754,430 $ 121,052,488
80,217,407 — —
1,327,142,336 196,362,148 114,437,894
4,347,165 — —
— — —
(388,945) — —
$ 1,321,067,985 $ 206,403,819 $ 122,710,477
28,390,925 (2,649,389) (1,657,989)
$ 1,349,458,910 $ 203,754,430 $ 121,052,488

116 - Statements of Assets and Liabilities - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
NVIT BNY Mellon Core
Plus Bond Fund
Net Assets:
Class I Shares $ 276,177,778 $ 33,483,121
Class II Shares — 2,795,838
Class P Shares — 531,351,505
Class Y Shares — 1,484,093,712
Total $ 276,177,778 $ 2,051,724,176
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 30,168,941 2,913,387
Class II Shares — 239,730
Class P Shares — 46,039,275
Class Y Shares — 128,508,506
Total 30,168,941 177,700,898
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9.15 $ 11.49
Class II Shares $ — $ 11.66
Class P Shares $ — $ 11.54
Class Y Shares $ — $ 11.55
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2021 - Statements of Assets and Liabilities - 117
NVIT Core Bond Fund
NVIT DoubleLine Total
Return Tactical Fund
NVIT Federated High
Income Bond Fund
$ 19,293,645 $ 5,558 $ 121,052,488
125,449,216 24,994,705 —
— — —
1,204,716,049 178,754,167 —
$ 1,349,458,910 $ 203,754,430 $ 121,052,488
1,786,502 549 18,490,697
11,663,073 2,529,611 —
— — —
111,642,393 18,052,010 —
125,091,968 20,582,170 18,490,697
$ 10.80 $ 10.12 $ 6.55
$ 10.76 $ 9.88 $ —
$ — $ — $ —
$ 10.79 $ 9.90 $ —

118 - Statements of Assets and Liabilities - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond
Fund
NVIT Government Money
Market Fund
Assets:
Investment securities, at value
*
$ 423,852,841 $ 1,303,695,602
Repurchase agreements, at value 1,460,700 687,000,000
Cash 16,675,294 423,566
Restricted cash, collateral for TBAs — —
Deposits with broker for futures contracts — —
Interest receivable 1,732,924 496,882
Security lending income receivable 292 —
Receivable for investments sold 14,265 —
Receivable for capital shares issued 441,555 2,682,155
Prepaid expenses 330 199,205
Total Assets 444,178,201 1,994,497,410
Liabilities:
Payable for investments purchased 16,980,661 —
Payable for capital shares redeemed 27,818 7,039,944
Payable for variation margin on futures contracts 11,872 —
Written options, at value (Note 2) — —
Payable upon return of securities loaned (Note 2) 1,460,700 —
Accrued expenses and other payables:
Investment advisory fees 172,738 50,637
Fund administration fees 38,294 88,115
Distribution fees 2,165 —
Administrative servicing fees 72,632 —
Accounting and transfer agent fees 1,332 820
Trustee fees 57 115
Custodian fees 5,254 12,554
Compliance program costs (Note 3) 369 1,681
Professional fees 13,585 12,076
Printing fees 51,762 123,151
Other 4,323 16,101
Total Liabilities 18,843,562 7,345,194
Net Assets $ 425,334,639 $ 1,987,152,216
* Includes value of securities on loan (Note 2) 1,422,657 —
Cost of investment securities 412,568,936 1,303,695,602
Cost of repurchase agreements 1,460,700 687,000,000
Premiums of written options — —
Represented by:
Capital $ 422,817,884 $ 1,987,101,344
Total distributable earnings (loss) 2,516,755 50,872
Net Assets $ 425,334,639 $ 1,987,152,216

Fixed Income Funds - December 31, 2021 - Statements of Assets and Liabilities - 119
NVIT Short Term Bond
Fund
$ 1,705,607,012
73,978,561
18,142,211
52,078
2,818,091
8,754,301
8,302
430,447
108,520
1,418
1,809,900,941
—
2,898
49,491
1,262,500
73,978,561
506,681
82,699
42,727
50,923
4,239
46
18,782
1,492
18,317
20,235
20,754
76,060,345
$ 1,733,840,596
137,913,748
1,706,379,839
73,978,561
(926,060)
$ 1,767,685,055
(33,844,459)
$ 1,733,840,596

120 - Statements of Assets and Liabilities - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond
Fund
NVIT Government Money
Market Fund
Net Assets:
Class I Shares $ 403,595,496 $ 929,226,044
Class II Shares 9,637,465 143,395,811
Class IV Shares 12,095,876 34,049,961
Class V Shares — 678,940,994
Class Y Shares 5,802 201,539,406
Total $ 425,334,639 $ 1,987,152,216
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 37,136,741 929,207,309
Class II Shares 889,592 143,390,749
Class IV Shares 1,113,861 34,049,417
Class V Shares — 678,928,554
Class Y Shares 535 201,535,155
Total 39,140,729 1,987,111,184
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10.87 $ 1.00
Class II Shares $ 10.83 $ 1.00
Class IV Shares $ 10.86 $ 1.00
Class V Shares $ — $ 1.00
Class Y Shares $ 10.84 $ 1.00
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2021 - Statements of Assets and Liabilities - 121
NVIT Short Term Bond
Fund
$ 192,607,672
202,458,767
—
—
1,338,774,157
$ 1,733,840,596
18,773,402
19,812,896
—
—
130,401,586
168,987,884
$ 10.26
$ 10.22
$ —
$ —
$ 10.27

122 - Statements of Operations - For the Year Ended December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
NVIT BNY Mellon
Core Plus Bond
Fund
INVESTMENT INCOME:
Interest income $ 14,686,546 $ 43,809,691
Dividend income 135,936 —
Income from securities lending (Note 2) 36,167 97,524
Foreign tax withholding (4,524) (1,512)
Total Income 14,854,125 43,905,703
EXPENSES:
Investment advisory fees 1,665,494 7,487,118
Fund administration fees 156,139 511,857
Distribution fees Class II Shares — 191,996
Distribution fees Class P Shares(a) — 188,472
Administrative servicing fees Class I Shares 440,591 21,436
Administrative servicing fees Class II Shares — 115,198
Professional fees 57,550 94,690
Printing fees 55,335 23,570
Trustee fees 8,402 48,751
Custodian fees 13,987 72,155
Accounting and transfer agent fees 12,415 53,610
Compliance program costs (Note 3) 1,056 6,069
Other 5,943 40,686
Total expenses before fees waived and expenses reimbursed 2,416,912 8,855,608
Distribution fees waived - Class II (Note 3) — —
Investment advisory fees waived (Note 3) — (36,939)
Investment advisory fees voluntarily waived (Note 3) — (26,352)
Expenses reimbursed by adviser (Note 3) — —
Total Expenses 2,416,912 8,792,317
NET INVESTMENT INCOME 12,437,213 35,113,386
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 12,238,052 29,469,723
Expiration or closing of futures contracts (Note 2) 4,111,817 4,378,080
Settlement of forward foreign currency contracts (Note 2) 1,206,760 —
Foreign currency transactions (Note 2) (150,165) 172
Expiration or closing of option contracts written (Note 2) — —
Expiration or closing of swap contracts (Note 2) (12,341,672) —
Net realized gains (losses) 5,064,792 33,847,975
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (8,459,694) (76,764,827)
Futures contracts (Note 2) (1,330,675) (1,517,391)
Forward foreign currency contracts (Note 2) (90,099) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 196,456 (7,850)
Written options contracts (Note 2) — —
Swap contracts (Note 2) 6,735,493 —
Net change in unrealized appreciation/depreciation (2,948,519) (78,290,068)
Net realized/unrealized gains (losses) 2,116,273 (44,442,093)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 14,553,486 $ (9,328,707)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from September 23, 2021 (commencement of operations) through December 31, 2021.

Fixed Income Funds - For the Year Ended December 31, 2021 - Statements of Operations - 123
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return Tactical
Fund
$ 31,371,801 $ 5,392,838
— 175,628
58,560 —
— —
31,430,361 5,568,466
5,397,366 1,162,639
436,261 133,583
302,561 51,362
— —
30,891 2
181,538 51,362
79,100 45,965
25,981 6,196
38,888 5,694
53,120 7,153
11,759 31,726
4,768 706
33,969 1,858
6,596,202 1,498,246
— (20,545)
— —
— —
— (230,611)
6,596,202 1,247,090
24,834,159 4,321,376
8,639,199 (907,155)
(3,398,744) —
— —
— —
565,956 —
(387,048) —
5,419,363 (907,155)
(42,851,147) (3,450,460)
387,013 —
— —
— —
(141,305) —
(60,988) —
(42,666,427) (3,450,460)
(37,247,064) (4,357,615)
$ (12,412,905) $ (36,239)

124 - Statements of Operations - For the Year Ended December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
INVESTMENT INCOME:
Interest income $ 6,595,605 $ 8,722,903
Dividend income 106,614 —
Income from securities lending (Note 2) — 9,518
Total Income 6,702,219 8,732,421
EXPENSES:
Investment advisory fees 825,174 2,171,532
Fund administration fees 112,717 189,566
Distribution fees Class II Shares — 21,048
Administrative servicing fees Class I Shares 187,544 635,525
Administrative servicing fees Class II Shares — 12,629
Administrative servicing fees Class IV Shares — 17,850
Administrative servicing fees Class V Shares — —
Professional fees 46,822 42,849
Printing fees 23,532 54,857
Trustee fees 3,551 12,558
Custodian fees 3,659 18,151
Accounting and transfer agent fees 20,068 5,275
Compliance program costs (Note 3) 445 1,529
Other 1,195 9,186
Total expenses before fees waived and expenses reimbursed 1,224,707 3,192,555
Distribution fees voluntarily waived - Class II (Note 3) — —
Investment advisory fees waived (Note 3) — (66,608)
Investment advisory fees voluntarily waived (Note 3) — —
Administrative servicing fees voluntarily waived - Class I (Note 3) — —
Administrative servicing fees voluntarily waived - Class II (Note 3) — —
Administrative servicing fees voluntarily waived - Class IV (Note 3) — —
Administrative servicing fees voluntarily waived - Class V (Note 3) — —
Expenses reimbursed by adviser (Note 3) (85,490) —
Total Expenses 1,139,217 3,125,947
NET INVESTMENT INCOME/(LOSS) 5,563,002 5,606,474
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 1,012,777 (228,132)
Expiration or closing of futures contracts (Note 2) — (1,102,722)
Net realized gains (losses) 1,012,777 (1,330,854)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (699,799) (14,027,670)
Futures contracts (Note 2) — (15,327)
Written options contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (699,799) (14,042,997)
Net realized/unrealized gains (losses) 312,978 (15,373,851)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 5,875,980 $ (9,767,377)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Year Ended December 31, 2021 - Statements of Operations - 125
NVIT Government
Money Market Fund
NVIT Short Term
Bond Fund
$ 1,352,127 $ 27,067,303
— 166,470
— 104,725
1,352,127 27,338,498
5,600,345 6,128,048
568,546 547,229
366,151 497,299
1,400,287 293,078
219,691 298,381
51,985 —
658,832 —
81,467 95,361
142,147 28,572
53,404 50,135
51,928 72,776
3,234 15,261
6,601 6,162
44,804 44,310
9,249,422 8,076,612
(366,151) —
— —
(5,200,337) —
(1,400,287) —
(219,691) —
(51,985) —
(658,832) —
— —
1,352,139 8,076,612
(12) 19,261,886
50,884 5,838,864
— 12,311,481
50,884 18,150,345
— (40,859,437)
— (1,323,927)
— (336,440)
— (42,519,804)
50,884 (24,369,459)
$ 50,872 $ (5,107,573)

The accompanying notes are an integral part of these financial statements.
126 - Statements of Changes in Net Assets - December 31, 2021 - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 12,437,213 $ 12,191,456
Net realized gains 5,064,792 3,809,706
Net change in unrealized appreciation/depreciation (2,948,519) (6,786,235)
Change in net assets resulting from operations 14,553,486 9,214,927
Distributions to Shareholders From:
Distributable earnings:
Class I (16,497,000) (9,023,050)
Class II — —
Class P — —
Class Y — —
Change in net assets from shareholder distributions (16,497,000) (9,023,050)
Change in net assets from capital transactions 2,634,420 (8,866,864)
Change in net assets 690,906 (8,674,987)
Net Assets:
Beginning of year 275,486,872 284,161,859
End of year $ 276,177,778 $ 275,486,872
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 47,411,448 $ 30,023,147
Dividends reinvested 16,497,000 9,023,050
Cost of shares redeemed (61,274,028) (47,913,061)
Total Class I Shares 2,634,420 (8,866,864)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class P Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 2,634,420 $ (8,866,864)

Fixed Income Funds - December 31, 2021 - Statements of Changes in Net Assets - 127
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 35,113,386 $ 40,887,273 $ 24,834,159 $ 32,960,711
33,847,975 66,771,254 5,419,363 38,716,698
(78,290,068) 44,145,832 (42,666,427) 26,440,346
(9,328,707) 151,804,359 (12,412,905) 98,117,755
(1,026,838) (338,073) (932,156) (656,915)
(3,581,643) (2,217,053) (5,721,361) (2,936,946)
(9,511,979)(a) — — —
(83,595,420) (45,546,731) (60,088,224) (37,282,825)
(97,715,880) (48,101,857) (66,741,741) (40,876,686)
485,480,086 (118,633,397) 41,824,251 (91,547,232)
378,435,499 (14,930,895) (37,330,395) (34,306,163)
1,673,288,677 1,688,219,572 1,386,789,305 1,421,095,468
$ 2,051,724,176 $ 1,673,288,677 $ 1,349,458,910 $ 1,386,789,305
$ 25,689,357 $ 5,921,581 $ 2,201,542 $ 9,436,037
1,026,838 338,073 932,156 656,915
(4,796,775) (3,231,557) (5,631,243) (7,117,047)
21,919,420 3,028,097 (2,497,545) 2,975,905
22,137,426 31,593,154 26,758,079 30,460,296
3,581,643 2,217,053 5,721,361 2,936,946
(116,361,108) (20,244,180) (13,217,235) (28,960,697)
(90,642,039) 13,566,027 19,262,205 4,436,545
545,470,674(a) — — —
9,511,979(a) — — —
(14,080,328)(a) — — —
540,902,325(a) — — —
100,652,339 58,435,141 103,160,606 46,376,275
83,595,420 45,546,731 60,088,224 37,282,825
(170,947,379) (239,209,393) (138,189,239) (182,618,782)
13,300,380 (135,227,521) 25,059,591 (98,959,682)
$ 485,480,086 $ (118,633,397) $ 41,824,251 $ (91,547,232)

The accompanying notes are an integral part of these financial statements.
128 - Statements of Changes in Net Assets - December 31, 2021 - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 4,978,914 3,407,014
Reinvested 1,792,875 989,369
Redeemed (6,531,545) (5,543,577)
Total Class I Shares 240,244 (1,147,194)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class P Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares 240,244 (1,147,194)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from September 23, 2021 (commencement of operations) through December 31, 2021.

Fixed Income Funds - December 31, 2021 - Statements of Changes in Net Assets - 129
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
2,188,527 488,399 196,198 829,815
88,273 27,722 84,785 57,327
(398,241) (268,973) (500,709) (627,132)
1,878,559 247,148 (219,726) 260,010
1,830,887 2,627,629 2,391,987 2,691,417
304,303 181,951 522,619 257,161
(9,901,140) (1,726,400) (1,190,716) (2,563,520)
(7,765,950) 1,083,180 1,723,890 385,058
46,424,171(a) — — —
822,836(a) — — —
(1,207,731)(a) — — —
46,039,276(a) — — —
8,325,097 4,882,343 9,193,019 4,056,930
7,105,237 3,722,088 5,466,603 3,255,991
(14,137,501) (19,787,757) (12,293,549) (15,925,046)
1,292,833 (11,183,326) 2,366,073 (8,612,125)
41,444,718 (9,852,998) 3,870,237 (7,967,057)

The accompanying notes are an integral part of these financial statements.
130 - Statements of Changes in Net Assets - December 31, 2021 - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 4,321,376 $ 4,559,949
Net realized gains (losses) (907,155) 2,693,935
Net change in unrealized appreciation/depreciation (3,450,460) (54,462)
Change in net assets resulting from operations (36,239) 7,199,422
Distributions to Shareholders From:
Distributable earnings:
Class I (154) (2,993)
Class II (606,096) (398,717)
Class IV — —
Class Y (5,130,044) (4,691,676)
Change in net assets from shareholder distributions (5,736,294) (5,093,386)
Change in net assets from capital transactions 10,941,935 10,577,038
Change in net assets 5,169,402 12,683,074
Net Assets:
Beginning of year 198,585,028 185,901,954
End of year $ 203,754,430 $ 198,585,028
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ 750,000
Dividends reinvested 154 2,993
Cost of shares redeemed — (1,257,049)
Total Class I Shares 154 (504,056)
Class II Shares
Proceeds from shares issued 13,431,664 26,180,386
Dividends reinvested 606,096 398,717
Cost of shares redeemed (6,580,328) (21,006,520)
Total Class II Shares 7,457,432 5,572,583
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 23,139,135 29,627,187
Dividends reinvested 5,130,044 4,691,676
Cost of shares redeemed (24,784,830) (28,810,352)
Total Class Y Shares 3,484,349 5,508,511
Change in net assets from capital transactions $ 10,941,935 $ 10,577,038

Fixed Income Funds - December 31, 2021 - Statements of Changes in Net Assets - 131
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 5,563,002 $ 5,981,125 $ 5,606,474 $ 7,797,477
1,012,777 (1,439,789) (1,330,854) 9,047,075
(699,799) 1,973,355 (14,042,997) 11,711,499
5,875,980 6,514,691 (9,767,377) 28,556,051
(5,750,087) (6,149,472) (6,838,979) (9,117,076)
— — (144,971) (135,267)
— — (199,876) (253,173)
— — (109) (133)
(5,750,087) (6,149,472) (7,183,935) (9,505,649)
(315,510) (9,772,832) (5,788,647) (35,638,818)
(189,617) (9,407,613) (22,739,959) (16,588,416)
121,242,105 130,649,718 448,074,598 464,663,014
$ 121,052,488 $ 121,242,105 $ 425,334,639 $ 448,074,598
$ 16,445,280 $ 36,480,324 $ 84,714,410 $ 177,493,503
5,750,087 6,149,472 6,838,979 9,117,076
(22,510,877) (52,402,628) (100,231,545) (217,060,438)
(315,510) (9,772,832) (8,678,156) (30,449,859)
— — 8,305,892 12,242,345
— — 144,971 135,267
— — (5,824,086) (17,204,181)
— — 2,626,777 (4,826,569)
— — 1,515,743 1,904,605
— — 199,876 253,173
— — (1,452,996) (2,520,301)
— — 262,623 (362,523)
— — — —
— — 109 133
— — — —
— — 109 133
$ (315,510) $ (9,772,832) $ (5,788,647) $ (35,638,818)

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - December 31, 2021 - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued — 75,167
Reinvested 15 290
Redeemed — (121,856)
Total Class I Shares 15 (46,399)
Class II Shares
Issued 1,327,319 2,547,215
Reinvested 60,922 39,197
Redeemed (650,810) (2,080,751)
Total Class II Shares 737,431 505,661
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 2,286,661 2,899,884
Reinvested 514,350 460,596
Redeemed (2,444,756) (2,828,735)
Total Class Y Shares 356,255 531,745
Total change in shares 1,093,701 991,007
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2021 - Statements of Changes in Net Assets - 133
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
2,459,176 5,816,732 7,592,603 15,743,989
880,594 945,329 625,740 806,608
(3,348,822) (8,327,197) (9,030,997) (19,155,790)
(9,052) (1,565,136) (812,654) (2,605,193)
— — 752,865 1,081,102
— — 13,301 11,976
— — (531,910) (1,515,010)
— — 234,256 (421,932)
— — 137,459 167,505
— — 18,306 22,416
— — (130,719) (221,388)
— — 25,046 (31,467)
— — — —
— — 10 12
— — — —
— — 10 12
(9,052) (1,565,136) (553,342) (3,058,580)

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - December 31, 2021 - Fixed Income Funds
NVIT Government Money Market Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (12) $ 4,199,566
Net realized gains 50,884 6,127
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 50,872 4,205,693
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,999,358)
Class II — (258,891)
Class IV — (78,504)
Class V — (1,670,615)
Class Y — (192,048)
Change in net assets from shareholder distributions — (4,199,416)
Change in net assets from capital transactions 30,582,381 334,249,059
Change in net assets 30,633,253 334,255,336
Net Assets:
Beginning of year 1,956,518,963 1,622,263,627
End of year $ 1,987,152,216 $ 1,956,518,963
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 464,349,871 $ 663,546,603
Dividends reinvested — 1,999,358
Cost of shares redeemed (499,068,195) (497,148,804)
Total Class I Shares (34,718,324) 168,397,157
Class II Shares
Proceeds from shares issued 232,996,788 422,187,010
Dividends reinvested — 258,891
Cost of shares redeemed (248,313,169) (394,166,635)
Total Class II Shares (15,316,381) 28,279,266
Class IV Shares
Proceeds from shares issued 9,907,133 21,352,087
Dividends reinvested — 78,504
Cost of shares redeemed (10,834,274) (17,451,097)
Total Class IV Shares (927,141) 3,979,494
Class V Shares
Proceeds from shares issued 576,625,468 955,504,884
Dividends reinvested — 1,670,474
Cost of shares redeemed (561,894,411) (912,573,136)
Total Class V Shares 14,731,057 44,602,222
Class Y Shares
Proceeds from shares issued 466,156,809 409,911,396
Dividends reinvested — 192,048
Cost of shares redeemed (399,343,639) (321,112,524)
Total Class Y Shares 66,813,170 88,990,920
Change in net assets from capital transactions $ 30,582,381 $ 334,249,059

Fixed Income Funds - December 31, 2021 - Statements of Changes in Net Assets - 135
NVIT Short Term Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 19,261,886 $ 29,762,211
18,150,345 6,996,002
(42,519,804) 22,426,446
(5,107,573) 59,184,659
(2,487,508) (4,076,116)
(2,113,025) (3,103,601)
— —
— —
(19,359,250) (29,878,360)
(23,959,783) (37,058,077)
26,811,562 (102,328,525)
(2,255,794) (80,201,943)
1,736,096,390 1,816,298,333
$ 1,733,840,596 $ 1,736,096,390
$ 166,697,063 $ 93,374,307
2,487,508 4,076,116
(33,325,595) (168,325,861)
135,858,976 (70,875,438)
54,763,029 95,283,828
2,113,025 3,103,601
(39,140,257) (85,552,954)
17,735,797 12,834,475
— —
— —
— —
— —
— —
— —
— —
— —
86,662,712 131,419,778
19,359,250 29,878,360
(232,805,173) (205,585,700)
(126,783,211) (44,287,562)
$ 26,811,562 $ (102,328,525)

The accompanying notes are an integral part of these financial statements.
136 - Statements of Changes in Net Assets - December 31, 2021 - Fixed Income Funds
NVIT Government Money Market Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 464,349,871 663,546,603
Reinvested — 1,999,358
Redeemed (499,068,195) (497,148,804)
Total Class I Shares (34,718,324) 168,397,157
Class II Shares
Issued 232,996,788 422,187,010
Reinvested — 258,891
Redeemed (248,313,169) (394,166,635)
Total Class II Shares (15,316,381) 28,279,266
Class IV Shares
Issued 9,907,133 21,352,087
Reinvested — 78,504
Redeemed (10,834,274) (17,451,097)
Total Class IV Shares (927,141) 3,979,494
Class V Shares
Issued 576,625,468 955,504,884
Reinvested — 1,670,474
Redeemed (561,894,410) (912,573,136)
Total Class V Shares 14,731,058 44,602,222
Class Y Shares
Issued 466,156,809 409,911,396
Reinvested — 192,048
Redeemed (399,343,640) (321,112,524)
Total Class Y Shares 66,813,169 88,990,920
Total change in shares 30,582,381 334,249,059
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2021 - Statements of Changes in Net Assets - 137
NVIT Short Term Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
15,968,315 8,913,387
241,455 390,597
(3,194,099) (16,125,912)
13,015,671 (6,821,928)
5,276,627 9,216,562
205,841 298,630
(3,769,648) (8,259,450)
1,712,820 1,255,742
— —
— —
— —
— —
— —
— —
— —
— —
8,286,549 12,559,432
1,879,061 2,860,566
(22,253,504) (19,687,250)
(12,087,894) (4,267,252)
2,640,597 (9,833,438)

138 - Financial Highlights - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT Amundi Multi Sector
Bond Fund
Class I Shares
Year Ended December 31,
2021 $ 9.20 0.40 0.08 0.48 (0.53) — — (0.53) $ 9.15 5.24% $ 276,177,778 0.82% 4.23% 0.82% 89.90%
Year Ended December 31,
2020 $ 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) $ 9.20 4.06% $ 275,486,872 0.83% 4.61% 0.83% 101.62%
Year Ended December 31,
2019 $ 8.79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) $ 9.14 9.17% $ 284,161,859 0.82% 4.28% 0.82% 212.51%
Year Ended December 31,
2018 $ 9.26 0.34 (0.56) (0.22) (0.25) — — (0.25) $ 8.79 (2.34)% $ 299,846,553 0.82% 3.73% 0.82% 234.11%
Year Ended December 31,
2017 $ 9.13 0.33 0.25 0.58 (0.45) — — (0.45) $ 9.26 6.33% $ 314,720,566 0.82% 3.47% 0.82% 218.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

Fixed Income Funds - December 31, 2021 - Financial Highlights - 139
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT BNY Mellon Core Plus
Bond Fund
Class I Shares
Year Ended December 31,
2021 $ 12.24 0.23 (0.31) (0.08) (0.24) (0.43) (0.67) $ 11.49 (0.72)% $ 33,483,121 0.64% 1.91% 0.64% 233.40%
Year Ended December 31,
2020 $ 11.52 0.28 0.79 1.07 (0.35) — (0.35) $ 12.24 9.31% $ 12,665,285 0.65% 2.29% 0.65% 201.93%
Year Ended December 31,
2019 $ 10.82 0.32 0.75 1.07 (0.37) — (0.37) $ 11.52 9.89% $ 9,073,143 0.65% 2.78% 0.65% 173.78%
Year Ended December 31,
2018 $ 11.26 0.31 (0.45) (0.14) (0.30) — (0.30) $ 10.82 (1.20)% $ 6,599,863 0.64% 2.78% 0.64% 214.05%
Year Ended December 31,
2017 $ 11.12 0.26 0.18 0.44 (0.30) — (0.30) $ 11.26 3.94% $ 7,097,850 0.64% 2.27% 0.64% 230.72%
Class II Shares
Year Ended December 31,
2021 $ 12.23 0.22 (0.33) (0.11) (0.03) (0.43) (0.46) $ 11.66 (0.93)% $ 2,795,838 0.89% 1.80% 0.90% 233.40%
Year Ended December 31,
2020 $ 11.51 0.25 0.79 1.04 (0.32) — (0.32) $ 12.23 9.04% $ 97,903,246 0.90% 2.05% 0.90% 201.93%
Year Ended December 31,
2019 $ 10.81 0.29 0.75 1.04 (0.34) — (0.34) $ 11.51 9.59% $ 79,673,654 0.90% 2.55% 0.90% 173.78%
Year Ended December 31,
2018 $ 11.25 0.28 (0.45) (0.17) (0.27) — (0.27) $ 10.81 (1.45)% $ 75,781,777 0.89% 2.53% 0.89% 214.05%
Year Ended December 31,
2017 $ 11.10 0.23 0.19 0.42 (0.27) — (0.27) $ 11.25 3.77% $ 80,120,548 0.89% 2.02% 0.89% 230.72%
Class P Shares
Period Ended December 31,
2021(g) $ 11.91 0.05 (0.21) (0.16) (0.21) — (0.21) $ 11.54 (1.36)% $ 531,351,505 0.73% 1.55% 0.74% 233.40%
Class Y Shares
Year Ended December 31,
2021 $ 12.28 0.26 (0.31) (0.05) (0.25) (0.43) (0.68) $ 11.55 (0.50)% $ 1,484,093,712 0.49% 2.13% 0.50% 233.40%
Year Ended December 31,
2020 $ 11.56 0.30 0.79 1.09 (0.37) — (0.37) $ 12.28 9.41% $ 1,562,720,146 0.50% 2.46% 0.50% 201.93%
Year Ended December 31,
2019 $ 10.85 0.34 0.75 1.09 (0.38) — (0.38) $ 11.56 10.08% $ 1,599,472,775 0.50% 2.96% 0.50% 173.78%
Year Ended December 31,
2018 $ 11.29 0.32 (0.44) (0.12) (0.32) — (0.32) $ 10.85 (1.05)% $ 1,600,465,409 0.49% 2.93% 0.49% 214.05%
Year Ended December 31,
2017 $ 11.15 0.28 0.17 0.45 (0.31) — (0.31) $ 11.29 4.08% $ 1,791,175,013 0.49% 2.42% 0.49% 230.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 23, 2021 (commencement of operations) through December 31, 2021. Total return is calculated based on inception date of September 22,
2021 through December 31, 2021.

140 - Financial Highlights - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Core Bond Fund
Class I Shares
Year Ended December 31,
2021 $ 11 .45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) $ 10 .80 (1.03)% $ 19,293,645 0.59% 1.71% 0.59% 132.82%
Year Ended December 31,
2020 $ 11 .01 0.25 0.52 0.77 (0.30) (0.03) (0.33) $ 11 .45 7.01% $ 22,972,694 0.60% 2.20% 0.60% 67.80%
Year Ended December 31,
2019 $ 10 .41 0.31 0.62 0.93 (0.33) — (0.33) $ 11 .01 8.94% $ 19,226,645 0.59% 2.78% 0.59% 43.79%
Year Ended December 31,
2018 $ 10 .80 0.31 (0.36) (0.05) (0.34) — (0.34) $ 10 .41 (0.42)% $ 14,298,578 0.59% 2.96% 0.59% 33.67%
Year Ended December 31,
2017 $ 10 .66 0.32 0.15 0.47 (0.33) — (0.33) $ 10 .80 4.40% $ 15,215,669 0.59% 2.94% 0.59% 37.76%
Class II Shares
Year Ended December 31,
2021 $ 11 .41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) $ 10 .76 (1.25)% $ 125,449,216 0.84% 1.45% 0.84% 132.82%
Year Ended December 31,
2020 $ 10 .97 0.22 0.53 0.75 (0.28) (0.03) (0.31) $ 11 .41 6.77% $ 113,409,465 0.85% 1.95% 0.85% 67.80%
Year Ended December 31,
2019 $ 10 .37 0.28 0.62 0.90 (0.30) — (0.30) $ 10 .97 8.70% $ 104,838,783 0.84% 2.54% 0.84% 43.79%
Year Ended December 31,
2018 $ 10 .76 0.29 (0.37) (0.08) (0.31) — (0.31) $ 10 .37 (0.69)% $ 95,092,147 0.84% 2.71% 0.84% 33.67%
Year Ended December 31,
2017 $ 10 .62 0.29 0.15 0.44 (0.30) — (0.30) $ 10 .76 4.18% $ 103,549,044 0.84% 2.68% 0.84% 37.76%
Class Y Shares
Year Ended December 31,
2021 $ 11 .44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) $ 10 .79 (0.88)% $ 1,204,716,049 0.44% 1.85% 0.44% 132.82%
Year Ended December 31,
2020 $ 11 .00 0.27 0.52 0.79 (0.32) (0.03) (0.35) $ 11 .44 7.17% $ 1,250,407,146 0.45% 2.36% 0.45% 67.80%
Year Ended December 31,
2019 $ 10 .40 0.32 0.63 0.95 (0.35) — (0.35) $ 11 .00 9.09% $ 1,297,030,040 0.44% 2.94% 0.44% 43.79%
Year Ended December 31,
2018 $ 10 .79 0.33 (0.36) (0.03) (0.36) — (0.36) $ 10 .40 (0.27)% $ 1,311,883,993 0.44% 3.11% 0.44% 33.67%
Year Ended December 31,
2017 $ 10 .65 0.34 0.15 0.49 (0.35) — (0.35) $ 10 .79 4.56% $ 1,454,759,299 0.44% 3.09% 0.44% 37.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - December 31, 2021 - Financial Highlights - 141
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT DoubleLine Total
Return Tactical Fund
Class I Shares
Year Ended December 31,
2021 $ 10.41 0.22 (0.22) — (0.26) (0.03) (0.29) $ 10.12 (0.04)% $ 5,558 0.62% 2.16% 0.73% 113.27%
Year Ended December 31,
2020 $ 10.05 0.21 0.17 0.38 (0.02) — (0.02) $ 10.41 3.83% $ 5,560 0.83% 2.11% 0.95% 48.77%
Year Ended December 31,
2019 $ 9.72 0.27 0.40 0.67 (0.34) — (0.34) $ 10.05 6.87% $ 471,591 0.81% 2.60% 0.96% 50.92%
Year Ended December 31,
2018 $ 9.96 0.28 (0.25) 0.03 (0.27) — (0.27) $ 9.72 0.31% $ 5,018 0.80% 2.86% 0.97% 32.42%
Period Ended December 31,
2017(g) $ 10.00 0.04 (0.04) — (0.04) — (0.04) $ 9.96 0.03% $ 5,000 0.83% 1.93% 42.79% 69.88%
Class II Shares
Year Ended December 31,
2021 $ 10.18 0.18 (0.22) (0.04) (0.23) (0.03) (0.26) $ 9.88 (0.45)% $ 24,994,705 0.98% 1.77% 1.20% 113.27%
Year Ended December 31,
2020 $ 10.04 0.20 0.18 0.38 (0.24) — (0.24) $ 10.18 3.74% $ 18,236,007 0.98% 2.00% 1.20% 48.77%
Year Ended December 31,
2019 $ 9.72 0.26 0.38 0.64 (0.32) — (0.32) $ 10.04 6.59% $ 12,914,415 0.98% 2.57% 1.22% 50.92%
Year Ended December 31,
2018 $ 9.96 0.27 (0.24) 0.03 (0.27) — (0.27) $ 9.72 0.30% $ 5,444,108 0.98% 2.72% 1.24% 32.42%
Period Ended December 31,
2017(g) $ 10.00 0.04 (0.04) — (0.04) — (0.04) $ 9.96 0.01% $ 4,999 0.94% 1.87% 42.99% 69.88%
Class Y Shares
Year Ended December 31,
2021 $ 10.19 0.22 (0.22) — (0.26) (0.03) (0.29) $ 9.90 – $ 178,754,167 0.58% 2.20% 0.70% 113.27%
Year Ended December 31,
2020 $ 10.05 0.24 0.17 0.41 (0.27) — (0.27) $ 10.19 4.09% $ 180,343,461 0.58% 2.40% 0.70% 48.77%
Year Ended December 31,
2019 $ 9.72 0.30 0.38 0.68 (0.35) — (0.35) $ 10.05 7.04% $ 172,515,948 0.58% 3.00% 0.72% 50.92%
Year Ended December 31,
2018 $ 9.96 0.30 (0.25) 0.05 (0.29) — (0.29) $ 9.72 0.52% $ 169,634,668 0.58% 3.04% 0.74% 32.42%
Period Ended December 31,
2017(g) $ 10.00 0.05 (0.04) 0.01 (0.05) — (0.05) $ 9.96 0.09% $ 166,662,869 0.58% 2.27% 0.74% 69.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 17, 2017 (commencement of operations) through December 31, 2017. Total return is calculated based on inception date of October 16, 2017 through December 31, 2017.

142 - Financial Highlights - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Federated High Income
Bond Fund
Class I Shares
Year Ended December 31,
2021 $ 6 .55 0.30 0.02 0.32 (0.32) — (0.32) $ 6 .55 4.96% $ 121,052,488 0.91% 4.45% 0.98% 40.26%
Year Ended December 31,
2020 $ 6 .51 0.31 0.08 0.39 (0.35) — (0.35) $ 6 .55 6.02% $ 121,242,105 0.91% 4.95% 0.98% 39.93%
Year Ended December 31,
2019 $ 6 .01 0.34 0.54 0.88 (0.38) — (0.38) $ 6 .51 14.74% $ 130,649,718 0.91% 5.27% 0.96% 29.22%
Year Ended December 31,
2018 $ 6 .59 0.34 (0.53) (0.19) (0.39) — (0.39) $ 6 .01 (3.00)% $ 125,573,643 0.91% 5.21% 0.94% 18.29%
Year Ended December 31,
2017 $ 6 .53 0.35 0.09 0.44 (0.38) — (0.38) $ 6 .59 6.76% $ 159,213,025 0.91% 5.14% 0.92% 29.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

144 - Financial Highlights - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Government Bond
Fund
Class I Shares
Year Ended December 31,
2021 $ 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) $ 10.87 (2.08)% $ 403,595,496 0.70% 1.27% 0.71% 73.45%
Year Ended December 31,
2020 $ 10.87 0.19 0.47 0.66 (0.24) — (0.24) $ 11.29 6.08% $ 428,405,822 0.69% 1.65% 0.71% 59.09%
Year Ended December 31,
2019 $ 10.47 0.24 0.42 0.66 (0.26) — (0.26) $ 10.87 6.27% $ 440,831,529 0.69% 2.17% 0.71% 50.89%
Year Ended December 31,
2018 $ 10.71 0.23 (0.24) (0.01) (0.23) — (0.23) $ 10.47 (0.05)% $ 400,283,738 0.70% 2.16% 0.72% 40.81%
Year Ended December 31,
2017 $ 10.72 0.21 0.01 0.22 (0.23) — (0.23) $ 10.71 2.08% $ 398,748,423 0.69% 1.93% 0.71% 46.88%
Class II Shares
Year Ended December 31,
2021 $ 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) $ 10.83 (2.36)% $ 9,637,465 0.95% 1.01% 0.96% 73.45%
Year Ended December 31,
2020 $ 10.82 0.16 0.47 0.63 (0.19) — (0.19) $ 11.26 5.79% $ 7,380,066 0.94% 1.41% 0.96% 59.09%
Year Ended December 31,
2019 $ 10.43 0.20 0.43 0.63 (0.24) — (0.24) $ 10.82 6.01% $ 11,656,670 0.94% 1.88% 0.95% 50.89%
Year Ended December 31,
2018 $ 10.68 0.20 (0.23) (0.03) (0.22) — (0.22) $ 10.43 (0.25)% $ 5,399,181 0.95% 1.94% 0.96% 40.81%
Year Ended December 31,
2017 $ 10.69 0.18 0.02 0.20 (0.21) — (0.21) $ 10.68 1.83% $ 2,713,275 0.94% 1.67% 0.96% 46.88%
Class IV Shares
Year Ended December 31,
2021 $ 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) $ 10.86 (2.08)% $ 12,095,876 0.70% 1.27% 0.71% 73.45%
Year Ended December 31,
2020 $ 10.86 0.19 0.47 0.66 (0.24) — (0.24) $ 11.28 6.09% $ 12,282,788 0.69% 1.65% 0.71% 59.09%
Year Ended December 31,
2019 $ 10.47 0.24 0.41 0.65 (0.26) — (0.26) $ 10.86 6.18% $ 12,169,241 0.69% 2.17% 0.71% 50.89%
Year Ended December 31,
2018 $ 10.70 0.23 (0.23) — (0.23) — (0.23) $ 10.47 0.04% $ 12,086,580 0.70% 2.16% 0.72% 40.81%
Year Ended December 31,
2017 $ 10.71 0.21 0.01 0.22 (0.23) — (0.23) $ 10.70 2.08% $ 13,389,452 0.69% 1.92% 0.71% 46.88%
Class Y Shares
Year Ended December 31,
2021 $ 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) $ 10.84 (2.11)%(g) $ 5,802 0.56% 1.38% 0.56% 73.45%
Year Ended December 31,
2020 $ 10.87 0.20 0.47 0.67 (0.26) — (0.26) $ 11.28 6.15% $ 5,922 0.56% 1.73% 0.56% 59.09%
Year Ended December 31,
2019 $ 10.47 0.25 0.42 0.67 (0.27) — (0.27) $ 10.87 6.43% $ 5,574 0.56% 2.30% 0.56% 50.89%
Year Ended December 31,
2018 $ 10.70 0.24 (0.22) 0.02 (0.25) — (0.25) $ 10.47 0.19% $ 8,563 0.54% 2.30% 0.54% 40.81%
Year Ended December 31,
2017 $ 10.72 0.23 — 0.23 (0.25) — (0.25) $ 10.70 2.15% $ 10,578 0.52% 2.09% 0.52% 46.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.

Fixed Income Funds - December 31, 2021 - Financial Highlights - 145
The accompanying notes are an integral part of these financial statements.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

146 - Financial Highlights - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
NVIT Government Money
Market Fund
Class I Shares
Year Ended December 31,
2021 $ 1.00 — — — — — — $ 1.00 – $ 929,226,044 0.07% – 0.49%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.24% $ 963,919,571 0.29% 0.21% 0.49%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.78% $ 795,519,439 0.49% 1.77% 0.49%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.39% $ 874,213,490 0.49% 1.38% 0.49%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.42% $ 826,873,477 0.50% 0.41% 0.50%
Class II Shares
Year Ended December 31,
2021 $ 1.00 — — — — — — $ 1.00 – $ 143,395,811 0.07% – 0.74%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.18% $ 158,708,773 0.36% 0.14% 0.74%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.53% $ 130,428,834 0.74% 1.53% 0.74%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.14% $ 214,158,876 0.74% 1.13% 0.74%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.22% $ 167,452,383 0.71% 0.21% 0.75%
Class IV Shares
Year Ended December 31,
2021 $ 1.00 — — — — — — $ 1.00 – $ 34,049,961 0.07% – 0.49%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.24% $ 34,976,169 0.30% 0.23% 0.49%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.78% $ 30,996,572 0.49% 1.77% 0.49%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.39% $ 34,535,120 0.49% 1.37% 0.49%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.42% $ 38,840,718 0.50% 0.41% 0.51%
Class V Shares
Year Ended December 31,
2021 $ 1.00 — — — — — — $ 1.00 – $ 678,940,994 0.07% – 0.44%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.26% $ 664,192,019 0.28% 0.26% 0.44%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.83% $ 619,587,718 0.44% 1.81% 0.44%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.44% $ 558,328,329 0.44% 1.41% 0.44%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.47% $ 676,773,471 0.45% 0.47% 0.45%
Class Y Shares
Year Ended December 31,
2021 $ 1.00 — — — — — — $ 1.00 – $ 201,539,406 0.07% – 0.34%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.29% $ 134,722,431 0.24% 0.15% 0.34%

Fixed Income Funds - December 31, 2021 - Financial Highlights - 147
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.94% $ 45,731,064 0.34% 1.72% 0.34%
Period Ended December 31,
2018(f) $ 1.00 — — — — — — $ 1.00 0.49% $ 20,097 0.34% 1.94% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28,
2018 through December 31, 2018.

148 - Financial Highlights - December 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Short Term Bond Fund
Class I Shares
Year Ended December 31,
2021 $ 10.43 0.10 (0.14) (0.04) (0.13) — (0.13) $ 10.26 (0.35)%(f) $ 192,607,672 0.54% 0.99% 0.54% 140.94%
Year Ended December 31,
2020 $ 10.31 0.15 0.17 0.32 (0.20) — (0.20) $ 10.43 3.10%(f) $ 60,056,366 0.54% 1.48% 0.54% 72.41%
Year Ended December 31,
2019 $ 10.13 0.24 0.20 0.44 (0.26) — (0.26) $ 10.31 4.33% $ 129,712,036 0.54% 2.29% 0.54% 50.59%
Year Ended December 31,
2018 $ 10.28 0.23 (0.13) 0.10 (0.25) — (0.25) $ 10.13 0.98% $ 104,293,702 0.54% 2.26% 0.54% 33.03%
Year Ended December 31,
2017 $ 10.28 0.16 0.04 0.20 (0.20) — (0.20) $ 10.28 1.95% $ 61,164,119 0.54% 1.57% 0.54% 48.64%
Class II Shares
Year Ended December 31,
2021 $ 10.39 0.08 (0.14) (0.06) (0.11) — (0.11) $ 10.22 (0.59)% $ 202,458,767 0.79% 0.74% 0.79% 140.94%
Year Ended December 31,
2020 $ 10.27 0.13 0.16 0.29 (0.17) — (0.17) $ 10.39 2.83% $ 188,134,689 0.79% 1.26% 0.79% 72.41%
Year Ended December 31,
2019 $ 10.09 0.21 0.20 0.41 (0.23) — (0.23) $ 10.27 4.09% $ 172,947,227 0.79% 2.02% 0.79% 50.59%
Year Ended December 31,
2018 $ 10.23 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10.09 0.82% $ 187,622,045 0.79% 2.00% 0.79% 33.03%
Year Ended December 31,
2017 $ 10.24 0.14 0.02 0.16 (0.17) — (0.17) $ 10.23 1.58% $ 163,790,636 0.79% 1.31% 0.79% 48.64%
Class Y Shares
Year Ended December 31,
2021 $ 10.44 0.12 (0.14) (0.02) (0.15) — (0.15) $ 10.27 (0.19)% $ 1,338,774,157 0.39% 1.14% 0.39% 140.94%
Year Ended December 31,
2020 $ 10.31 0.17 0.17 0.34 (0.21) — (0.21) $ 10.44 3.32% $ 1,487,905,335 0.39% 1.67% 0.39% 72.41%
Year Ended December 31,
2019 $ 10.13 0.25 0.20 0.45 (0.27) — (0.27) $ 10.31 4.48% $ 1,513,639,070 0.39% 2.43% 0.39% 50.59%
Year Ended December 31,
2018 $ 10.28 0.25 (0.14) 0.11 (0.26) — (0.26) $ 10.13 1.10% $ 1,552,321,358 0.39% 2.39% 0.39% 33.03%
Year Ended December 31,
2017 $ 10.28 0.18 0.03 0.21 (0.21) — (0.21) $ 10.28 2.08% $ 1,686,864,496 0.39% 1.71% 0.39% 48.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 149
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) ("Multi Sector Bond ")
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) ("Core Plus Bond")
NVIT Core Bond Fund ("Core Bond")
NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) ("Total Return
Tactical")
NVIT Federated High Income Bond Fund (formerly, Federated NVIT High Income Bond Fund) ("High Income
Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company
(“NLAIC”), a wholly owned subsidiary of NLIC, hold shares
of Multi Sector Bond and High Income Bond. Shares of Total
Return Tactical are held by separate accounts established by
NLIC and NLAIC, other affiliated insurance companies, and
other series of the Trust that operate as fund-of-funds, such as the NVIT Blueprint Funds. Shares of Core Bond and Core Plus
Bond are held by separate accounts established by NLIC and
NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds. Shares of Government
Bond and Government Money Market are held by separate
accounts established by NLIC and NLAIC and other affiliated
insurance companies. Shares of Short Term Bond are held by
separate accounts established by NLIC and NLAIC and series
of the Trust that operate as a fund-of-funds, such as the NVIT
Blueprint Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class P, Class V and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any
differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price
of $1.00 per share by using the amortized cost method of
valuation to value portfolio securities. Government Money
Market invests primarily in a portfolio of U.S. government
securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the
United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money
Market Fund," as defined in Rule 2a-7 under the 1940 Act.
This means that Government Money Market invests at least
99.5% of its total assets in (1) U.S. government securities, (2)
repurchase agreements that are collateralized fully by U.S.
government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market
Funds. Under normal circumstances, Government Money
Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.
Government Money Market does not currently intend to impose
liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”)
may reserve the ability to subject Government Money Market
to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government
Money Market invests in short-term securities, Government
Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Effective April 30, 2021, Amundi NVIT Multi Sector Bond Fund,
DoubleLine NVIT Total Return Tactical Fund and Federated
NVIT High Income Bond Fund were renamed "NVIT Amundi
Multi Sector Bond Fund," "NVIT DoubleLine Total Return

150 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
Tactical Fund" and "NVIT Federated High Income Bond Fund,"
respectively.
Effective September 7, 2021, NVIT Core Plus Bond was
renamed to "NVIT BNY Mellon Core Plus Bond Fund."
Class P of Core Plus Bond commenced operations on
September 23, 2021.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund
would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the
measurement date. Pursuant to procedures approved by
the Board of Trustees, NFA assigns a fair value, as defined
by U.S. GAAP, to a Fund’s investments in accordance with a
hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 151
the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at
amortized cost, which approximates fair value. Securities
valued in this manner are generally categorized as Level
2 securities within the hierarchy. Under the amortized cost
method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money
Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940
Act.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the exchange rate of said currencies against the
U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 21,577,941 $ – $ 21,577,941
Collateralized Mortgage Obligations – 51,294,101 – 51,294,101
Commercial Mortgage-Backed Securities – 27,863,100 – 27,863,100
Common Stock – – – –
Convertible Bonds – 4,967,295 – 4,967,295
Convertible Preferred Stock 2,870,761 – – 2,870,761
Corporate Bonds – 146,453,493 – 146,453,493
Foreign Government Securities – 8,681,717 – 8,681,717
Futures Contracts 230,856 – – 230,856
Loan Participations   – 10,518,896 1,694,700 12,213,596
Repurchase Agreements – 4,894,115 – 4,894,115
Total Assets $ 3,101,617 $ 276,250,658 $ 1,694,700 $ 281,046,975
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (1,256,724) $ – $ (1,256,724)
Forward Foreign Currency Contracts – (128,725) – (128,725)

152 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (1,324,130) $ – $ – $ (1,324,130)
Total Liabilities $ (1,324,130) $ (1,385,449) $ – $ (2,709,579)
Total $ 1,777,487 $ 274,865,209 $ 1,694,700 $ 278,337,396
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 106,397,286 $ – $ 106,397,286
Collateralized Mortgage Obligations – 13,527,630 – 13,527,630
Commercial Mortgage-Backed Securities – 27,817,922 – 27,817,922
Corporate Bonds – 1,009,745,684 – 1,009,745,684
Foreign Government Securities – 40,388,977 – 40,388,977
Futures Contracts 79,042 – – 79,042
Mortgage-Backed Securities – 283,658,556 – 283,658,556
Municipal Bond – 5,006,565 – 5,006,565
Supranational – 13,998,485 – 13,998,485
U.S. Government Agency Securities – 10,142,342 – 10,142,342
U.S. Treasury Obligations – 594,697,256 – 594,697,256
Total Assets $ 79,042 $ 2,105,380,703 $ – $ 2,105,459,745
Liabilities:
Futures Contracts $ (1,392,319) $ – $ – $ (1,392,319)
Total Liabilities $ (1,392,319) $ – $ – $ (1,392,319)
Total $ (1,313,277) $ 2,105,380,703 $ – $ 2,104,067,426
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 270,615,947 $ – $ 270,615,947
Collateralized Mortgage Obligations – 40,321,188 – 40,321,188
Commercial Mortgage-Backed Securities – 33,264,560 – 33,264,560
Corporate Bonds – 519,178,129 – 519,178,129
Futures Contracts 3,312,289 – – 3,312,289
Loan Participation – 995,380 – 995,380
Mortgage-Backed Securities – 248,909,702 – 248,909,702
Municipal Bonds – 19,886,469 – 19,886,469
Purchased Option 178,500 – – 178,500
Repurchase Agreements – 4,347,165 – 4,347,165
U.S. Government Agency Security – 17,194,961 – 17,194,961
U.S. Treasury Obligations – 201,774,414 – 201,774,414
Total Assets $ 3,490,789 $ 1,356,487,915 $ – $ 1,359,978,704
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (60,988) $ – $ (60,988)
Futures Contracts (3,032,117) – – (3,032,117)
Written Options (530,250) – – (530,250)
Total Liabilities $ (3,562,367) $ (60,988) $ – $ (3,623,355)
Total $ (71,578) $ 1,356,426,927 $ – $ 1,356,355,349
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 36,177,608 $ – $ 36,177,608
Collateralized Mortgage Obligations – 32,135,171 – 32,135,171
Commercial Mortgage-Backed Securities – 15,108,565 – 15,108,565
Corporate Bonds – 27,967,243 – 27,967,243

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 153
Level 1 Level 2 Level 3 Total
Assets:
Foreign Government Securities $ – $ 3,654,618 $ – $ 3,654,618
Investment Company 6,250,568 – – 6,250,568
Mortgage-Backed Securities – 40,306,752 – 40,306,752
U.S. Treasury Obligations – 33,809,619 – 33,809,619
Total $ 6,250,568 $ 189,159,576 $ – $ 195,410,144
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Chemicals $ – $ 91,005 $ – $ 91,005
Independent Energy 1,355 – – 1,355
Media Entertainment 94,365 – – 94,365
Oil Field Services – – 418,152 418,152
Total Common Stocks $ 95,720 $ 91,005 $ 418,152 $ 604,877
  Corporate Bonds
Aerospace & Defense – 1,853,958 – 1,853,958
Airlines – 605,139 – 605,139
Automotive – 7,291,062 – 7,291,062
Building Materials – 3,052,938 – 3,052,938
Cable Satellite – 10,699,739 – 10,699,739
Chemicals – 3,945,683 – 3,945,683
Construction Machinery – 992,463 – 992,463
Consumer Cyclical Services – 3,122,618 – 3,122,618
Consumer Products – 1,581,423 – 1,581,423
Diversified Manufacturing – 1,160,813 – 1,160,813
Finance Companies – 1,996,735 – 1,996,735
Food & Beverage – 3,242,497 – 3,242,497
Food & Staples Retailing – – – –
Gaming – 4,397,706 – 4,397,706
Health Insurance – 1,024,559 – 1,024,559
Healthcare – 8,705,110 – 8,705,110
Hotels, Restaurants & Leisure – 467,526 – 467,526
Independent Energy – 6,212,201 – 6,212,201
Industrial - Other – 1,131,166 – 1,131,166
Insurance - P&C – 6,139,795 – 6,139,795
Leisure – 774,088 – 774,088
Media Entertainment – 9,907,764 – 9,907,764
Metals & Mining – 1,561,589 – 1,561,589
Midstream – 8,962,099 – 8,962,099
Oil Field Services – 2,262,587 – 2,262,587
Packaging – 5,637,029 – 5,637,029
Paper – 637,517 – 637,517
Pharmaceuticals – 4,327,793 – 4,327,793
Restaurants – 1,730,356 – 1,730,356
Retailers – 744,698 – 744,698
Supermarkets – 713,008 – 713,008
Technology – 6,778,684 – 6,778,684
Transportation Services – 312,000 – 312,000
Utility - Electric – 3,363,714 – 3,363,714
Wireless Communications – 1,008,437 – 1,008,437
Total Corporate Bonds $ – $ 116,344,494 $ – $ 116,344,494
Warrants 36,612 – – 36,612
Total $ 132,332 $ 116,435,499 $ 418,152 $ 116,985,983

154 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 25,664,633 $ – $ 25,664,633
Collateralized Mortgage Obligations – 25,996,987 – 25,996,987
Corporate Bonds – 50,551,409 – 50,551,409
Mortgage-Backed Securities – 111,198,356 – 111,198,356
Repurchase Agreement – 1,460,700 – 1,460,700
Short-Term Investment – 8,717,928 – 8,717,928
U.S. Government Agency Securities – 113,884,046 – 113,884,046
U.S. Treasury Obligations – 87,839,482 – 87,839,482
Total Assets $ – $ 425,313,541 $ – $ 425,313,541
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (267,698) $ – $ – $ (267,698)
Total Liabilities $ (267,698) $ – $ – $ (267,698)
Total $ (267,698) $ 425,313,541 $ – $ 425,045,843
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 687,000,000 $ – $ 687,000,000
U.S. Government Agency Securities – 293,199,701 – 293,199,701
U.S. Treasury Obligations – 1,010,495,901 – 1,010,495,901
Total $ – $ 1,990,695,602 $ – $ 1,990,695,602
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 506,833,214 $ – $ 506,833,214
Collateralized Mortgage Obligations – 120,256,574 – 120,256,574
Commercial Mortgage-Backed Security – 132,717 – 132,717
Corporate Bonds – 481,473,346 – 481,473,346
Exchange Traded Fund 10,033,533 – – 10,033,533
Loan Participation – 931,784 – 931,784
Mortgage-Backed Securities – 12,622,432 – 12,622,432
Purchased Option 425,000 – – 425,000
Repurchase Agreements – 73,978,561 – 73,978,561
U.S. Treasury Obligations – 572,898,412 – 572,898,412
Total Assets $ 10,458,533 $ 1,769,127,040 $ – $ 1,779,585,573
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,150,514) $ – $ – $ (1,150,514)
Written Options (1,262,500) – – (1,262,500)
Total Liabilities $ (2,413,014) $ – $ – $ (2,413,014)
Total $ 8,045,519 $ 1,769,127,040 $ – $ 1,777,172,559
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the year ended December 31, 2021, Multi Sector Bond held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
During the year ended, December 31, 2021, High Income Bond held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 155
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
Multi Sector Bond
Common
Stocks
Preferred
Stocks
Loan
Participation Total
Balance as of 12/31/2020 $ — $ — $ — $—
Accrued Accretion/(Amortization) — — 7,030 7,030
Realized Gains (Losses) (39,365) (41,720) — (81,085)
Purchases — — — —
Sales — — — —
Change in Unrealized Appreciation/Depreciation 39,365 41,720 24,470 105,555
Transfers into Level 3 — — 1,663,200 1,663,200
Transfers out of Level 3 — — — —
Balance as of 12/31/2021 $ — $ — $ 1,694,700 $1,694,700
Change in Unrealized Appreciation/Depreciation for Investments Still held as of
12/31/2021** $ — $ — $24,470 $24,470
High Income Bond
Common
Stocks
Corporate
Bonds Total
Balance as of 12/31/2020 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — 355 355
Purchases
*
288,724 — 288,724
Sales — (355) (355)
Change in Unrealized Appreciation/Depreciation 129,428 (96) 129,332
Transfers into Level 3 — 96 96
Transfers out of Level 3 — — —
Balance as of 12/31/2021 $ 418,152 $ — $418,152
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 12/31/2021** $ 129,428 $ (96) $129,332
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include all purchases of securities and securities received in corporate actions.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

156 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund
and a counterparty or traded through a futures commission
merchant and cleared through a clearinghouse that serves as
a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of December 31, 2021 are
disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 157
payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the
CCP. A Fund is required to interface with the CCP through a
broker. Upon entering into a centrally cleared swap contract, a
Fund is required to deposit initial margin with the broker
in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option

158 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 159
contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 230,856
Total $ 230,856
Liabilities:
Swap Contracts(b)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ (1,256,724)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (128,725)
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (1,324,130)
Total $ (2,709,579)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 79,042
Total $ 79,042
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (1,392,319)
Total $ (1,392,319)

160 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2021
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 178,500
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 3,312,289
Total $ 3,490,789
Liabilities:
Written Options
Interest rate risk Written options, at value $ (530,250)
Swap Contracts(b)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts (60,988)
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (3,032,117)
Total $ (3,623,355)
Government Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (267,698)
Total $ (267,698)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 425,000
Total $ 425,000
Liabilities:
Written Options
Interest rate risk Written options, at value $ (1,262,500)
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (1,150,514)
Total $ (2,413,014)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (12,341,672)
Forward Foreign Currency Contracts
Currency risk 1,206,760
Futures Contracts
Interest rate risk 4,111,817
Total $ (7,023,095)

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 161
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2021
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 4,378,080
Total $ 4,378,080
Core Bond
Realized Gains (Losses): Total
Purchased Options(a)
Interest rate risk $ (847,480)
Written Options
Interest rate risk 565,956
Swap Contracts
Credit risk (387,048)
Futures Contracts
Interest rate risk (3,398,744)
Total $ (4,067,316)
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (1,102,722)
Total $ (1,102,722)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 12,311,481
Total $ 12,311,481
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 6,735,493
Forward Foreign Currency Contracts
Currency risk (90,099)
Futures Contracts
Interest rate risk (1,330,675)
Total $ 5,314,719
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (1,517,391)
Total $ (1,517,391)
Core Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Interest rate risk $ (159,902)
Written Options
Interest rate risk (141,305)
Swap Contracts
Credit risk (60,988)
Futures Contracts
Interest rate risk 387,013
Total $ 24,818

162 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2021:
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (15,327)
Total $ (15,327)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Interest rate risk $ (380,720)
Written Options
Interest rate risk (336,440)
Futures Contracts
Interest rate risk (1,323,927)
Total $ (2,041,087)
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Multi Sector Bond
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 157,769,231
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 13,489,701
Futures Contracts:
Average Notional Balance Long $ 2,649,377
Average Notional Balance Short $ 105,356,673
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 109,750,481
Average Notional Balance Short $ 215,869,472
Core Bond
Options:
Average Value Purchased $ 126,388
Average Value Written $ 187,535
Average Number of Purchased Option Contracts 317
Average Number of Written Option Contracts 594
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 31,538,462
Futures Contracts:
Average Notional Balance Long $ 528,052,211
Average Notional Balance Short $ 348,379,421
Government Bond
Futures Contracts:
Average Notional Balance Long $ 11,769,137
Average Notional Balance Short $ 22,287,889
Short Term Bond
Options:
Average Value Purchased $ 153,846
Average Value Written $ 325,962
Average Number of Purchased Option Contracts 462
Average Number of Written Option Contracts 923
Futures Contracts:
Average Notional Balance Long $ 515,752,979
Average Notional Balance Short $ 501,822,727

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 163
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of December 31, 2021, certain Funds may have entered
into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2021:
Unfunded Commitments
Each Fund may enter into commitments to buy and
sell investments including commitments to buy Loan
Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and
priced as part of a related Loan Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation
(depreciation) from unfunded commitments is reported on the
Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of December 31, 2021, the Funds did not have unfunded
loan commitments.
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
Multi Sector Bond
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Brown Brothers Harriman Co.
Forward Foreign
Currency Contracts $ (128,725) $ — $ — $ (128,725)
Total $ (128,725) $ — $ — $ (128,725)
Amounts designated as “—” are zero.

164 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the year ended December 31, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi Sector Bond $ 4,894,115
Core Bond 4,347,165
Government Bond 1,460,700
Short Term Bond 73,978,561

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 165
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2021, the joint repos on a gross basis were as follows:
Bank of America NA, 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $45,000,188, collateralized by U.S. Government
Agency Security, 2.50%, maturing 4/20/2050; total market value $45,900,000.
BofA Securities, Inc., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $44,000,183, collateralized by U.S. Government
Agency Securities, ranging from 0.25% - 6.25%, maturing 1/13/2022 - 10/5/2045; total market value $44,880,430.
Cantor Fitzgerald & Co., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $91,230,899, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.05%, maturing 5/1/2024 - 7/20/2071; total market value $93,055,129.
MetLife, Inc., 0.06%, dated 12/31/2021, due 1/3/2022, repurchase price $148,400,742, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $151,428,824.
NatWest Markets Securities, Inc., 0.05%, dated 12/28/2021, due 1/4/2022, repurchase price $242,502,358, collateralized by U.S.
Government Treasury Securities, ranging from 0.63% - 2.88%, maturing 10/31/2023 - 8/31/2028; total market value $247,352,120.
Pershing LLC, 0.08%, dated 12/31/2021, due 1/3/2022, repurchase price $144,000,960, collateralized by U.S. Government Agency
Securities, ranging from 0.25% - 8.50%, maturing 1/12/2022 - 11/20/2071; total market value $146,880,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Multi Sector Bond
Cantor Fitzgerald
& Co. $ 894,115 $ – $ 894,115 $ (894,115) $ –
Multi Sector Bond MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Multi Sector Bond
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 4,894,115 $ – $ 4,894,115 $ (4,894,115) $ –

166 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Bond
Cantor Fitzgerald
& Co. $ 2,347,165 $ – $ 2,347,165 $ (2,347,165) $ –
Core Bond MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Core Bond
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,347,165 $ – $ 4,347,165 $ (4,347,165) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Bond
Cantor Fitzgerald
& Co. $ 1,460,700 $ – $ 1,460,700 $ (1,460,700) $ –
Total $ 1,460,700 $ – $ 1,460,700 $ (1,460,700) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond
Bank of America
NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Short Term Bond
BofA Securities,
Inc. 7,000,000 – 7,000,000 (7,000,000) –
Short Term Bond
Cantor Fitzgerald
& Co. 978,561 – 978,561 (978,561) –
Short Term Bond MetLife, Inc. 18,000,000 – 18,000,000 (18,000,000) –
Short Term Bond
NatWest Markets
Securities, Inc. 40,000,000 – 40,000,000 (40,000,000) –

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 167
During the year ended December 31, 2021, Government
Money Market, along with another series of Nationwide Mutual
Funds (“NMF”), pursuant to procedures adopted by the Board
of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A.
(“JPMorgan”), Government Money Market’s custodian, the
daily aggregate balance of which is invested in one or more
joint repurchase agreements (“repo” or collectively “repos”)
collateralized by U.S. Treasury or federal agency obligations.
In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which
reflects the effective rate of return for the term of the agreement.
For repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond Pershing LLC $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Total $ 73,978,561 $ – $ 73,978,561 $ (73,978,561) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* As of December 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
As of December 31, 2021, the joint repos on a gross basis were as follows:
Banco Santander SA, 0.06%, dated 12/31/2021, due 1/3/2022, repurchase price $200,001,000, collateralized by U.S. Government
Agency Securities, ranging from 2.00% - 9.00%, maturing 12/20/2030 - 10/1/2051; total market value $204,000,000.
Barclays Capital, Inc., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $10,000,041, collateralized by U.S. Government
Treasury Securities, ranging from 0.13% - 2.50%, maturing 4/15/2022 - 2/15/2050; total market value $10,200,141.
MUFG Securities Ltd., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $250,001,043, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.38%, maturing 7/15/2022 - 10/1/2051; total market value $255,000,147.
Nomura Securities Co. Ltd., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $85,000,355, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 4.50%, maturing 9/30/2024 - 11/1/2051; total market value $86,700,030.
RBC Dominion Securities Inc., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $125,000,521, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 1/20/2022 - 12/1/2051; total market value
$127,653,547.
Royal Bank of Canada, 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $200,000,833, collateralized by U.S. Government
Agency Securities, ranging from 0.00% - 32.70%, maturing 7/15/2026 - 4/20/2067; total market value $215,734,906.

168 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
As of December 31, 2021, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2021 are primarily attributable to amortization, foreign currency gain/loss, investments
in partnerships, investments in perpetual bonds, net
operating loss netting to short-term gains, paydown reclass, and treatment of notional principal contracts. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2021 may primarily be attributable to amortization, defaulted bond interest, investments in contingent payment debt instruments, investments in perpetual bonds, mark-to-market adjustments
on futures, outstanding straddle loss deferrals, outstanding wash sale loss deferrals, and treatment of notional principal contracts. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
Banco Santander
SA $ 160,000,000 $ – $ 160,000,000 $ (160,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 2,000,000 – 2,000,000 (2,000,000) –
Government
Money Market
MUFG Securities
Ltd. 210,000,000 – 210,000,000 (210,000,000) –
Government
Money Market
Nomura Securities
Co. Ltd. 70,000,000 – 70,000,000 (70,000,000) –
Government
Money Market
RBC Dominion
Securities Inc. 95,000,000 – 95,000,000 (95,000,000) –
Government
Money Market
Royal Bank of
Canada 150,000,000 – 150,000,000 (150,000,000) –
Total $ 687,000,000 $ – $ 687,000,000 $ (687,000,000) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of December 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 169
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of December 31, 2021, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Multi Sector Bond $ (119,248) $ 119,248
Core Plus Bond (152,669) 152,669
Core Bond (185,740) 185,740
Total Return Tactical (20,880) 20,880
High Income Bond (63,284) 63,284
Government Bond – –
Government Money Market – –
Short Term Bond (593,641) 593,641
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
Multi Sector Bond Amundi Asset Management US, Inc.(a)
Core Plus Bond Insight North America LLC(b)
Core Bond Nationwide Asset Management, LLC ("NWAM")(c)
Total Return Tactical DoubleLine Capital LP ("DoubleLine")
High Income Bond Federated Investment Management Company
Government Bond NWAM(c)
Government Money Market Dreyfus Cash Investment Strategies
Short Term Bond NWAM(c)
(a) As of January 1, 2021, Amundi Pioneer Institutional Asset Management, Inc. merged with and into its affiliate Amundi Pioneer
Asset Management, Inc., which then changed its name to Amundi Asset Management US, Inc.
(b) Effective September 7, 2021, Insight North America LLC was appointed as the subadviser to the Fund. Effective September 7,
2021, Neuberger Berman Investment Advisers LLC was terminated and ceased serving as subadviser to the Fund.
(c) NWAM is an affiliate of NFA.

170 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Effective April 1, 2021 to September 6, 2021, NFA has agreed to voluntarily waive 0.0037% of its Investment Advisory Fees from Core Plus Bond. During the year ended December 31,
2021, NFA voluntarily waived investment advisory fees payable by Core Plus Bond in an amount equal to $26,352, for which
NFA shall not be entitled to later seek recoupment. Voluntary waivers may be discontinued at any time at the discretion of
NFA.
During the year ended December 31, 2021, NFA voluntarily
waived investment advisory fees payable by Government
Money Market in an amount equal to $5,200,337, for which
NFA shall not be entitled to later seek recoupment. Voluntary waivers may be discontinued at anytime at the discretion of
NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Fund
Advisory Fee Waiver
(annual rate)
Core Plus Bond(a) 0.0065%
Government Bond 0.015%
(a) Effective from September 7, 2021 to February 1, 2022.
Fund Amount
Core Plus Bond $ 36,939
Government Bond 66,608

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 171
For the year ended December 31, 2021, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $3,789,903 during the year ended December 31, 2021.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions
in other affiliated investment companies. For the year
ended December 31, 2021, DoubleLine reimbursed the Fund
$26,950.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
Effective November 12, 2021, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November
12, 2023.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A N/A 0.57%
Core Plus Bond 0.44 0.44% 0.44% 0.44
Core Bond 0.39 N/A N/A 0.39
Total Return Tactical 0.58 N/A N/A 0.46
High Income Bond 0.66 N/A N/A 0.59
Government Bond 0.49 0.47 0.47 0.47
Government Money
Market 0.29 N/A 0.02 0.02
Short Term Bond 0.34 N/A N/A 0.34
N/A - Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Core Plus Bond All Classes 0.55%
Total Return Tactical All Classes 0.58%
High Income Bond All Classes 0.76%
Fund Classes
Amount
(annual rate)
Core Plus Bond Class I 0.69%
Class P 0.79%

172 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned an
aggregate of $2,655,898 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $27,336.
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Multi Sector Bond $ — $ — $ — $ —
Core Plus Bond — — — —
Core Bond — — — —
Total Return Tactical 217,124 196,534 203,661 617,319
High Income Bond 65,953 88,347 85,490 239,790
Government Bond — — — —
Government Money Market — — — —
Short Term Bond — — — —
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 173
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2022:
During the year ended December 31, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
During the year ended December 31, 2021, NFD voluntarily
waived Rule 12b-1 fees payable by Class II shares of
Government Money Market in an amount equal to $366,151.
Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class
I, Class II, Class IV and Class V shares of Government Money
Market in an amount equal to $2,330,795. Each of these fee
waivers was made voluntarily, and neither NFA, NFD nor NFS
shall be entitled to reimbursement by Government Money
Market of any of the amounts waived. Such waivers may be
discontinued at any time, and neither NFA, NFD nor NFS
represents that any of these voluntary waivers will be continued
or repeated.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily
net assets of Class IV shares of the Fund, and 0.10% of the
average daily net assets of Class V shares of each Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Multi Sector Bond N/A N/A
Core Plus Bond 0.25% 0.25%
Core Bond 0.25% N/A
Total Return Tactical 0.25% N/A
High Income Bond N/A N/A
Government Bond 0.25% N/A
Government Money Market 0.25% N/A
Short Term Bond 0.25% N/A
N/A — Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 20,545
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15%  N/A  N/A  N/A
Core Plus Bond 0.15 0.15%  N/A  N/A
Core Bond 0.15 0.15  N/A  N/A
Total Return Tactical 0.04 0.25  N/A  N/A
High Income Bond 0.15  N/A  N/A  N/A
Government Bond 0.15 0.15 0.15%  N/A
Government Money Market 0.15 0.15 0.15 0.10%
Short Term Bond 0.15 0.15  N/A  N/A
N/A — Not Applicable.

174 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF
(together, the “Trusts”) renewed the credit agreement with
JPMorgan, The Bank of New York Mellon, and Wells Fargo
Bank National Association (the “Lenders”), permitting the
Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statements of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
Multi Sector Bond $ 440,591
Core Plus Bond 136,634
Core Bond 212,429
Total Return Tactical 51,364
High Income Bond 187,544
Government Bond 666,004
Government Money Market 2,330,795
Short Term Bond 591,459
Fund Purchases
*
Sales
*
Multi Sector Bond $ 264,585,306 $ 245,667,699
Core Plus Bond 4,510,588,066 4,197,751,453
Core Bond 1,841,212,708 1,816,579,331
Total Return Tactical 229,766,727 216,715,474
High Income Bond 48,921,156 49,005,875
Government Bond 322,143,871 329,483,994
Short Term Bond 2,516,508,895 2,639,274,946
* Includes purchases and sales of long-term U.S. Government securities, if any.

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 175
For the year ended December 31, 2021, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality
Fund Purchases Sales
Core Plus Bond $ 1,382,580,874 $ 930,021,677
Core Bond 238,731,018 116,245,516
Total Return Tactical 138,698,928 137,716,300
Government Bond 83,531,148 47,277,729
Short Term Bond 629,120,043 766,202,896

176 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“Ginnie Maes”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things,

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 177
perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund.
Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about
Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.

178 - Notes to Financial Statements - December 31, 2021 - Fixed Income Funds
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 16,497,000 $ – $ 16,497,000 $ – $ 16,497,000
Core Plus Bond 83,426,445 14,289,435 97,715,880 – 97,715,880
Core Bond 45,251,853 21,489,888 66,741,741 – 66,741,741
Total Return Tactical 5,736,294 – 5,736,294 – 5,736,294
High Income Bond 5,750,087 – 5,750,087 – 5,750,087
Government Bond 7,183,935 – 7,183,935 – 7,183,935
Government Money Market – – – – –
Short Term Bond 23,959,783 – 23,959,783 – 23,959,783
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 9,023,050 $ – $ 9,023,050 $ – $ 9,023,050
Core Plus Bond 48,101,857 – 48,101,857 – 48,101,857
Core Bond 40,876,686 – 40,876,686 – 40,876,686
Total Return Tactical 5,093,386 – 5,093,386 – 5,093,386
High Income Bond 6,149,472 – 6,149,472 – 6,149,472
Government Bond 9,505,649 – 9,505,649 – 9,505,649
Government Money Market 4,199,258 158 4,199,416 – 4,199,416
Short Term Bond 37,058,077 – 37,058,077 – 37,058,077
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Multi Sector Bond $ 1,892,418 $ – $ 1,892,418 $ 33,215 $ – $ (4,426,974) $ 602,460 $ (1,898,881)
Core Plus Bond 12,507,931 14,466,623 26,974,554 265,780 – – 9,159,365 36,399,699
Core Bond 2,057,836 1,574,138 3,631,974 3,047 – – 24,755,904 28,390,925
Total Return
Tactical 251,063 – 251,063 (6,874) – (1,321,232) (1,572,346) (2,649,389)
High Income Bond 372,974 – 372,974 – – (4,450,967) 2,420,004 (1,657,989)
Government Bond 507,628 – 507,628 – – (8,432,891) 10,442,018 2,516,755
Government
Money Market 50,872 – 50,872 – – – – 50,872
Short Term Bond 4,444,642 – 4,444,642 – – (21,125,735) (17,163,366) (33,844,459)
Amounts designated as "−" are zero or have been rounded to zero.
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Fixed Income Funds - December 31, 2021 - Notes to Financial Statements - 179
As of December 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2021, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2021.
During the year ended December 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 266,497,283 $ 10,668,134 $ (9,759,329) $ 908,805
Core Plus Bond 2,091,817,224 31,941,661 (19,691,459) 12,250,202
Core Bond 1,330,643,085 40,556,328 (15,773,772) 24,782,556
Total Return Tactical 196,982,490 2,302,662 (3,875,008) (1,572,346)
High Income Bond 114,499,678 4,343,783 (1,857,478) 2,486,305
Government Bond 414,087,011 13,843,725 (2,884,893) 10,958,832
Government Money Market 1,990,695,602 1,161 (1,161) —
Short Term Bond 1,790,025,287 6,392,691 (19,245,419) (12,852,728)
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Multi Sector Bond $(4,426,974)
Total Return Tactical (1,321,232)
High Income Bond (4,450,967)
Government Bond (8,432,891)
Short Term Bond (21,125,735)
Fund Utilized
Multi Sector Bond $6,754,669
High Income Bond 906,601
Short Term Bond 1,483,505

180 - Report of Independent Registered Public Accounting Firm - December 31, 2021 - Fixed Income Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Amundi Multi Sector Bond
Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT Core Bond Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT
Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund and NVIT
Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Amundi
Multi Sector Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT Core Bond Fund, NVIT DoubleLine Total Return Tactical
Fund, NVIT Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund and NVIT
Short Term Bond Fund (eight of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the
"Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fixed Income Funds - December 31, 2021 (Unaudited) - Supplemental Information - 181
NVIT AllianzGI International Growth Fund
NVIT Allspring Discovery Fund (formerly, NVIT Wells
Fargo Discovery Fund)
NVIT Amundi Multi Sector Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund (formerly,
BlackRock NVIT Equity Dividend Fund)
NVIT BlackRock Managed Global Allocation Fund
(formerly, BlackRock NVIT Managed Global Allocation
Fund)
NVIT BNY Mellon Core Plus Bond Fund (formerly,
NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly,
NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income
Fund)
NVIT Columbia Overseas Value Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly,
NVIT Newton Sustainable U.S. Equity Fund)
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund (formerly,
DoubleLine NVIT Total Return Tactical Fund)
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund (formerly,
Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P.
Morgan Disciplined Equity Fund)
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Neuberger Berman Multi Cap Opportunities
Fund (formerly, Neuberger Berman NVIT Multi Cap
Opportunities Fund)
NVIT Real Estate Fun
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory

182 - Supplemental Information - December 31, 2021 (Unaudited) - Fixed Income Funds
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
The Trustees considered that NVIT AllianzGI International
Growth Fund, NVIT Allspring Discovery Fund, NVIT AQR Large
Cap Defensive Style Fund, NVIT BNY Mellon Core Plus Bond
Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Core
Bond Fund, NVIT Emerging Markets Fund, NVIT Government
Money Market Fund, NVIT GS Emerging Markets Equity
Insights Fund, NVIT GS International Equity Insights Fund,
NVIT GS Large Cap Equity Insights Fund, NVIT iShares
®
Fixed
Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund,
NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan Mozaic
Multi-Asset Fund, NVIT Jacobs Levy Large Cap Growth Fund,
NVIT Real Estate Fund, and NVIT Short Term Bond Fund,
were shown to pay actual management fees and to have total
expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. With respect to NVIT
Amundi Multi Sector Bond Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government
Bond Fund, NVIT GS Small Cap Equity Insights Fund, NVIT
International Equity Fund, NVIT Managed American Funds
Asset Allocation Fund, NVIT Neuberger Berman Multi Cap
Opportunities Fund, and NVIT Columbia Overseas Value Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1

Fixed Income Funds - December 31, 2021 (Unaudited) - Supplemental Information - 183
fees) was at a level equal to or lower than the Fund’s peer
group median (or, in the case of the total expense ratio of the
NVIT Columbia Overseas Value Fund, one basis point above
the peer group median) and the level of the Fund’s actual
management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of these Funds was shown to have experienced three-
year performance for the period ended June 30, 2021 (or the
one-year period with respect to NVIT GS International Equity
Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
iShares
®
Global Equity ETF Fund, and NVIT J.P. Morgan U.S.
Equity Fund, each of which commenced operations in 2019)
at or above its peer group median, or below the median but
within the top three comparative quintiles. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT Short Term Bond Fund, the Trustees noted that while the Fund had experienced three-year performance in the fourth quintile of its peer group, investment performance had improved to the third quintile of its peer group for the one-year period ended June 30, 2021.
With respect to NVIT AQR Large Cap Defensive Style Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fourth quintile of its peer group and considered management’s statements that the Fund’s underperformance
was the result of the Fund’s defensive positioning during the recent period of strong equity markets. With respect to NVIT
Emerging Markets Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth quintile of its peer group and considered that as of September 2021,
the Fund’s prior two subadvisers were replaced and additional time was necessary to evaluate the Fund’s performance under
the new subadvisers. The Trustees also considered that the
Fund has been designated to be subject to heightened review
by the Trustees in the coming year. With respect to the NVIT
Managed American Funds Asset Allocation Fund, the Trustees
noted that Fund placed in the 60th percentile of its peer group;
they considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions, but that the overlay is performing as intended. With respect to NVIT GS Emerging Markets Equity
Insights Fund, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of the period ended June 30, 2021.
With respect to NVIT Amundi Multi Sector Bond Fund and NVIT
International Equity Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth or fifth quintile of its peer group, respectively and considered that the investment performance for each Fund had improved to the
first quintile of its peer group for the one-year period ended
June 30, 2021. The Trustees also considered that NVIT Amundi
Multi Sector Bond Fund has been designated to be subject to
heightened review by the Trustees in the coming year. With
respect to NVIT BNY Mellon Sustainable U.S. Equity Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fifth quintile of its peer group and considered that in May 2020 the Fund’s prior sub-adviser was replaced
and that its performance has improved since that time; they
also considered and that the Fund has been designated to
be subject to heightened review by the Trustees in light of its investment performance.
A number of the Funds had been relatively recently organized, and the Trustees considered Management’s statement that
additional time was necessary to evaluate their performance
records. Those included NVIT GS Small Cap Equity Insights
Fund, which Management noted had experienced one-year and
18-month performance in the fourth quintile of its peer group;
NVIT iShares
®
Fixed Income ETF Fund, which Management
noted had achieved performance at the 21st comparative
percentile against its peer group since its inception in January
2019, notwithstanding performance in the fifth quintile for the one-year period; and NVIT J.P. Morgan Mozaic Multi-Asset
Fund, which had experienced fifth quintile performance for the period since its inception in October 2019.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation
Fund, the Trustees noted that although the Fund’s total
expense ratio (including 12b-1/non-12b-1 fees) was in the
fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level lower than its peer group
median. The Trustees noted that the Fund had experienced
three-year performance below its peer group median in the
fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions,
but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median
(but within one basis point of the median) and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in
the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the
Fund. The Trustees considered that, although the Fund pays
relatively high total expenses, the Fund’s overall expense
arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown

184 - Supplemental Information - December 31, 2021 (Unaudited) - Fixed Income Funds
to be within the second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth
& Income Fund, the Trustees considered that, although
the Fund’s total expense ratio (including 12b-1/non-12b-1
fees) was higher than the Fund’s peer group median, due in
substantial part to the rule 12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to
pay actual management fees [at] the median of the Fund’s
peer group. They noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various
market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors
make an active choice to invest in the Fund in light of the
fact that it invests a majority of its portfolio in an underlying
American Fund. The Trustees determined on the basis of
all of the information presented to them that the expense
and performance information of the Fund, and other factors
considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees noted that although the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund, it was shown
to pay actual management fees at a level equal to its peer
group median. The Trustees considered that the Fund had
experienced three-year performance in the second quintile of its peer group with respect to its second largest share class noting that the Fund’s largest share class did not yet have a three-year performance record. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of the Fund, and
other factors considered by them, were consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees noted that there were not enough peers available for a quintile ranking with respect to expenses and considered that, although the
Fund was shown to pay actual management fees higher than
its peer group median, its total expense ratio (including 12b-
1/non-12b-1 fees) was within what the Trustees considered a
generally acceptable range of the Fund’s peer group median.
With respect to the Fund’s performance the Trustees considered that these Fund had been relatively recently organized and did not have three years of performance, although the Fund had
achieved quite favorable performance relative to its peers for the period since its inception in October 2019. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of NVIT Blackrock Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers,
expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.

Fixed Income Funds - December 31, 2021 (Unaudited) - Supplemental Information - 185
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Multi Sector Bond 0.71%
Core Plus Bond –
Core Bond –
Total Return Tactical –
High Income Bond 0.22
Government Bond –
Government Money Market –
Short Term Bond –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Multi Sector Bond $ –
Core Plus Bond 14,289,435
Core Bond 21,489,888
Total Return Tactical –
High Income Bond –
Government Bond –
Government Money Market –
Short Term Bond –
Amounts designated as "−" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2021 - Management Information - 187
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

188 - Management Information - December 31, 2021 - Fixed Income Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - December 31, 2021 - Management Information - 189
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

190 - Market Index Definitions - December 31, 2021 - Fixed Income Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - December 31, 2021 - Market Index Definitions - 191
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

192 - Market Index Definitions - December 31, 2021 - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Fixed Income Funds - December 31, 2021 - Market Index Definitions - 193
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

194 - Market Index Definitions - December 31, 2021 - Fixed Income Funds
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CFX (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 24
Statements of Investments 26
Statements of Assets and Liabilities 136
Statements of Operations 140
Statements of Changes in Net Assets 142
Financial Highlights 150
Notes to Financial Statements 159
Report of Independent Registered Public Accounting Firm 181
Supplemental Information 182
Management Information 185
Market Index Definitions 188

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT Bond Index Fund - December 31, 2021 - Fund Commentary - 3
For the annual reporting period ended December 31, 2021, the
NVIT Bond Index Fund Class Y returned -1.93% versus -1.54%
for its benchmark, the Bloomberg U.S. Aggregate Bond Index.
For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Intermediate Core
Bond (consisting of 97 Funds as of December 31, 2021), was
-1.57% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report's Fund Performance
section.
The Bloomberg U.S. Aggregate Bond Index posted a return
of -3.37% during the first quarter of 2021. In March 2021, risk assets, notably equities, continued to be volatile as the U.S.
market increasingly embraced the reflationary narrative and
expectations for stronger growth later this year. The pick-up in government bond yields rattled investor confidence. The
vaccine rollout increased its pace, and the latest data prints pointed to a robust consumer backdrop. The passing of the
$1.9 trillion fiscal stimulus package with the potential of more infrastructure stimulus sparked inflation expectations to move higher. On the data side, the recovery in the labor market
continued to be sluggish. Initial jobless and continuing claims trended lower over the month, with the February unemployment rate clocking in at 6.2%. February headline Consumer Pricing
Index (“CPI”) and core CPI increased month-over-month.
The March Conference Board's consumer confidence index
came in well above expectations to its strongest reading since
March 2020. The Federal Reserve (“Fed”) reaffirmed its dovish stance in March 2021 amidst the rates sell-off. The Chair
acknowledged the recent swing in yields but did not announce any new policy tweaks or pushback against rising rates. The
Federal Open Market Committee (“FOMC”) notably signaled a
high tolerance for higher inflation as the Summary of Economic
Projections revealed that most participants considered keeping the target range for the Federal Funds rate at the zero lower bound over the next three years appropriate. At the Chair’s
press conference, Fed Chair Jerome Powell made it clear
that before any increase in the Federal Funds rate, the broad-
based and inclusive maximum employment needs to be met,
and inflation needs to be above 2% and needs to be expected
to stay above 2% for some time. Regarding the asset purchase program and tapering of the purchase pace, Chair Powell said it was still too soon to talk about tapering as the labor market still has room to recover, but that he will signal notification “well in advance” of reaching that point. The Conference Board
consumer confidence jumped 9.3 points to 109.7 in March
2021. The expectations index increased 18.7 points to 109.6, the highest level since July 2019. The additional monetary
stimulus followed by Chair Powell’s comments drove inflation break evens wider and fuelled the continued rise in yields
with the 10-year Treasury yield briefly hitting 1.75%. From
a macroeconomic perspective, the improving environment
appeared to be supporting corporate fundamentals. In respect to performance, the best-performing sectors were wirelines,
sovereigns, cable/satellite, telecommunication and midstream.
The worst-performing were apartment REITs, banking, P&C
insurance, metals and mining and brokers/asset managers.
The Bloomberg U.S. Aggregate Bond Index posted a return of
1.83% during the second quarter of 2021. Risk assets performed well over the month of June as COVID-19 continued to take a
backseat as vaccination rates progress and reopening continues across much of the developed world. Inflation continued to
pickup with Headline CPI reaching 5% in the May report and
Core CPI reaching 3.80% on a year-over-year basis. These
record setting inflation prints continued to fuel market debate as to whether the uptick in inflation is transitory as much of the increase can be attributed to supply constraints and reopening sensitive components of CPI. The US 10-year Treasury opened
June at 1.61% and slightly decreased throughout the month,
closing 12 basis points lower in yield at 1.49%. In June 2021 the
FOMC confirmed there were no changes to the Federal Funds
rate, or asset purchase guidance. The Fed signalled that the committee median expects two interest-rate increases in 2023, a shift compared to expectations of zero rate hikes the last time the Fed released the dot plot. The announcement precipitated a strong hawkish reaction from investors evidenced by the sharp rally in Treasury rates and rise in the U.S. dollar. The 2s10s curve decreased throughout the month, ending 23 basis points lower at 122 basis points. Treasury curves flattened with the
5s30s curve declining 29 basis points throughout the month as the market brought forward expectations for hikes and priced in a Fed that perhaps would tolerate less inflation than expected.
The headline CPI index printed 5%, the highest reading since
2008, and core CPI registered 3.80%, its highest level in nearly
30 years. Despite record setting prints, the market largely
shrugged off inflation concerns with 10-year breakeven rates declining over the period. Away from economic data, policy
announcements dominated the new cycle. In the corporate
world, the Fed announced plans to wind down the secondary
market corporate credit facility. This news was somewhat
unexpected but drew little reaction from the credit markets, which may reflect the relatively small size of the program. Out of
Washington, policy makers agreed on a $1.2 trillion bipartisan infrastructure package. The primary market saw $142.2 billion in issuance over June which surpassed street estimates of
$105 billion. Amongst rating cohorts, BBB performed the best while AA performed the worst.
The Delta variant, fears of slowing growth, rising interest rates and developments in China all weighed on risk sentiment over
September 2021. Evergrande, one of China’s largest real
estate firms, announced that it could default on its debt. Fears cooled somewhat after the developer stated that a payment
due has been “resolved” by talks and the Peoples Bank of
China injected $13.9 billion into the financial system, showing a commitment to calming markets. The US 10-year Treasury
opened September at 1.31% and increased throughout the
month, closing 18 basis points higher in yield at 1.49% to end the third quarter. In the FOMC meeting in September, there
were no changes to the Federal Funds rate. Chair Powell
signaled that tapering could end by mid-2022, adding at the
press conference that the decision to taper asset purchases
could come as soon as the next meeting (November 2-3). He
described the committee support for the timing and pace of
tapering as very broad. The Chair made clear that the reduction in asset purchases will not be a signal for rate hikes. If the pace of asset purchase reduction concludes in mid-2022, this would

4 - Fund Commentary - December 31, 2021 - NVIT Bond Index Fund
represent a monthly reduction in the pace of asset purchases of
$10 billion Treasuries and $5 billion MBS or a larger reduction that occurs on a meeting-by-meeting schedule. The conditions for raising rates are more stringent than those for tapering asset purchases. Following the statement release and press
conference, the belly of the curve repriced higher in yield while the long-bond rallied. The statement propelled the 10-year
Treasury to its highest level in 3-months. The August nonfarm payroll report surprised to the downside, as the headline number printed well below the consensus, adding only 235,000 jobs
versus the estimated 733,000. The weak data highlighted the
difficulties filling vacant positions and the looming uncertainties around the Delta variant. August headline and core CPI came in below expectations and were the weakest prints since the first half of 2021. A significant factor for the underwhelming numbers was the decline in reopening-sensitive categories such as
airline fares and hotel rates. Despite considerable volatility and weakness in financial markets, the primary market felt stable with limited signs of weakness. From a sub-sector perspective, the best-performing sectors within the Bloomberg US Credit
Index were oil field services, refining, airlines, independent energy, and railroads. The worst-performing were sovereigns, gaming, metals and mining, transportation services and cable satellite issuers. Amongst rating cohorts, AAA performed the best while BBB experienced the lowest excess returns.
The Bloomberg US Aggregate Bond Index posted a return of
0.01% for the fourth quarter of 2021. 2021 ended on a positive note for riskier assets. After a bout of risk aversion towards the end of November following the outbreak of Omicron, financial markets quickly rebounded in the beginning of December
and were further supported by evidence that the new variant
was less severe than previous Covid-19 strains, despite
being more infectious. Risk assets were further propelled by the Fed whose updated forecasts implied three rate hikes in
2022 and an accelerated taper schedule that should eliminate the quantitative easing program in March. The committee felt comfortable taking a more hawkish stance because inflation
is nearly at a four-decade high and the unemployment rate
has declined to pre-pandemic levels. While the market would
normally react negatively to a hawkish tilt by the Fed, investors have become increasing concerned with rising inflation and
reacted positively to the announcement leading some market
commentors to quip hawkish is the new dovish.
During the month of December 2021, 10-year nominal
rates increased, while 10-year real rates moved lower. The
movements led to an expansion in 10-year inflation expectations.
In December, the FOMC doubled the pace of tapering; asset
purchases will be reduced by $20 billion/month for treasuries and $10 billion a month for agency MBS. The FOMC prescribed
the reduction for January and, at the new pace, will wrap up asset purchases in the middle of March. When wrapped up, the
Chair said he does not expect an extended wait time between
the end of asset purchases and rate hikes. This was reflected in the December Summary of Economic Projections (“SEP”)
and dot plot which showed that participants expect that three hikes will be appropriate in 2022. The November nonfarm
payroll report surprised to the downside with the headline
number printing below consensus, adding only 210,000 jobs
versus the estimated 550,000. However, the underlying details of the November report showed a very strong labor market,
with labor force participation increasing to 61.85% month-
over-month, the highest level since the pandemic trough in
April 2020. Employment in the household survey increased
1.14 million month-over-month, the strongest monthly gain
since October 2020. Taken together, the unemployment rate
edged down to 4.24% month-over-month. November Core
CPI increased by about 5.0% year-over-year, while headline
CPI increased about 6.9 % year-over-year. This marks the
highest level of inflation since 1982. All FOMC participants expect the maximum employment portion of the mandate to
be met next year. However, the committee could raise rates
before reaching maximum employment. The Chair referred
to the balanced approach provision in the framework that
addresses times when the maximum employment and price
stability goals are not complementary. Under these scenarios the committee takes account of the distance from the goal
and the speed at which they are approaching it. However, in
the Chair’s opinion, they are making rapid progress towards
maximum employment. The Chair sounded less confident on
the pick-up in labor supply than he has previously, highlighting aging population and retirements, a demographic unlikely to
re-join the labor force. In the primary market, total gross supply for the year was $1.67 trillion.
U.S. bonds, as represented by the Bloomberg U.S. Aggregate
Bond Index, decreased approximately 1.54% for the year
ending December 31, 2021. From a sector perspective, Energy
was very additive to performance over the period, as were
Finance Companies, Other Industrials, and Other Financials.
Treasuries and Mortgages detracted over the period. Security sampling in the Technology and Mortgages sectors contributed positively while sampling in the Commercial MBS, Consumer
Non-Cyclicals, and Utilities sectors detracted.
The Fund did not use derivatives for the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jay Mauro and Karen Uyehara
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal .001 or 1/100th of 1%.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by
Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance
L.P. and its affiliates including Bloomberg Index Services Limited, the administrator of the index, and have been licenses for use for certain

NVIT Bond Index Fund - December 31, 2021 - Fund Commentary - 5
purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
U.S. Treasury Obligations 38.4%
Mortgage-Backed Securities 27.2%
Corporate Bonds 25.8%
Repurchase Agreements 4.9%
Commercial Mortgage-Backed Securities 1.9%
Foreign Government Securities 1.6%
Supranational 1.4%
U.S. Government Agency Securities 1.2%
Municipal Bonds 0.8%
Asset-Backed Securities 0.3%
Liabilities in excess of other assets (3.5)%
100.0%
Top Industries
2
Banks 4.1%
Oil, Gas & Consumable Fuels 1.9%
Capital Markets 1.7%
Electric Utilities 1.4%
Pharmaceuticals 0.9%
Equity Real Estate Investment Trusts (REITs) 0.9%
Health Care Providers & Services 0.9%
Diversified Telecommunication Services 0.9%
Consumer Finance 0.8%
Insurance 0.7%
Other Industries
#
85.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.38%, 8/15/2024 1.1%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 1/25/2052 1.0%
GNMA, 2.00%, 1/15/2052 1.0%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 1/25/2052 0.9%
U.S. Treasury Bonds, 2.00%, 8/15/2051 0.8%
U.S. Treasury Notes, 2.00%, 2/15/2025 0.8%
FNMA/FHLMC UMBS, 15 Year, Single Family,
1.50%, 1/25/2037 0.7%
FNMA/FHLMC UMBS, 30 Year, Single Family,
1.50%, 1/25/2052 0.7%
U.S. Treasury Notes, 1.50%, 10/31/2024 0.6%
U.S. Treasury Notes, 1.13%, 10/31/2026 0.6%
Other Holdings
#
91.8%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

6 - Fund Commentary - December 31, 2021 - NVIT Bond Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (2.08)% 3.17% 2.78% 4/30/2014
Class Y (1.93)% 3.33% 2.67% 4/19/2007
Bloomberg U.S. Aggregate
Bond Index (1.54)% 3.57% 2.90%
Expense Ratios
Expense
Ratio
^
Class I 0.38%
Class Y 0.23%
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Bond Index Fund - December 31, 2021 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Bond Index Fund versus performance of the
Bloomberg (BBg) U.S. Aggregate Bond Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance for of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2021 - NVIT International Index Fund
For the annual reporting period ended December 31, 2021,
the NVIT International Index Fund Class II returned 10.53%
versus 11.26% for its benchmark, the MSCI EAFE
®
Index. For
broader comparison, the median return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Foreign Large
Blend (consisting of 99 Funds as of December 31, 2021), was
10.27% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the average
annual total return chart in this report's fund performance
section.
For the first quarter of 2021, the vaccination rollout in developed markets boosted optimism for a global economic recovery. The reappearance of high numbers of daily COVID-19 cases across
Europe, however, weighed down on the general sentiment,
especially as social restrictions were tightened again across
Europe.
In the second quarter of the reporting period, after a relatively slow start, the vaccination rate across developed markets
picked up, leading to more economic activities restarting. The prospect for strong growth, signaled by strong economic data, also boosted European equities over the quarter.
Strong corporate earnings in Europe supported market
performance as companies benefited from a combination of
demand recovery and supply constraints. Services increased
over the quarter, as the ease of COVID-19 restrictions helped fuel higher demand. Despite the improving economic outlook,
however, the European Central Bank (“ECB”) policy makers
signaled it was still too soon to withdraw stimulus measures, while despite the Bank of England announcing its plans to slow its quantitative easing program.
In Japan, the consistent increase in COVID-19 cases led the
government to extend the state of emergency until June 20,
2021. While market performance was initially weighed down by the slow vaccination campaign, the market began to rally in the second quarter as the Japanese government rolled out mass
vaccination efforts throughout the country. Japanese equity
market started to recover by the end of May, but investors’
concerns over low vaccination rates persisted, resulting in
slight negative performance for the second quarter of the
reporting period.
In the third quarter of the reporting period, the COVID-19
pandemic continued to have a negative impact on economic
recovery but to a lesser degree in developed countries as
vaccination rates increased. Concerns regarding inflation,
supply chain disruption, and rising energy prices have hindered developed markets performance.
In Europe, strong earnings reports and easing of restrictions boosted market performance and many economies began to
recover in the first two months of the quarter. Increased energy prices due to energy shortages coupled with concerns of
inflation and supply chain disruption, however, hindered market performance and the gross domestic product growth.
In Asia, the concerns regarding the debt crisis of Chinese
property developer Evergrande dampened market performance,
particularly in Hong Kong. The Japanese market, however,
continued its recovery throughout the quarter despite the state of emergency implemented in Tokyo. Japanese equities were
supported by strong earnings reports and increased hopes
of stimulus and economic reopening, as COVID-19 cases
declined.
In the fourth quarter, developed non-U.S. equity markets
posted a gain in October on the back of strong corporate
earnings reports and robust economic data. The emergence
of the new COVID-19 variant (Omicron), however, dampened
markets performance in November and put pressure on central
banks as they faced rising inflation rates on the back of supply chain disruptions. In December, markets rebounded as the new variant was reported to be less severe than expected despite higher transmissibility.
In Europe, the market recovered in December after the concerns regarding the new variant were lessened. The ECB committed
to end the emergency bond buying program by March but
promised to keep low borrowing costs over 2022 and keep
the door open for restarting emergency support in the event
of turbulence. On the other hand, the Bank of England raised the policy interest rate in December from 0.10% to 0.25%,
signaling that the inflation risk outweighed the disruptions risk associated with the Omicron variant.
Asian developed markets finished the quarter in negative
territory. The uncertainty of the impact of Omicron and the
higher commodity prices weighed down on the performance of
Asian markets. Japanese equities were the worst performers on the back of a weakened Yen and renewed ambiguity regarding
new mobility restrictions.
In the fourth quarter, from a sector perspective, Materials,
Consumer Staples, and Real Estate were among the top
contributors to Fund performance, while Communication
Services, Energy, and Financials were among the largest
detractors to Fund performance.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable
cash within the portfolio. While the Fund seeks to remain
fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash
management and cash equitization are critical to minimizing
the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity issues that had a
material impact on Fund performance.

NVIT International Index Fund - December 31, 2021 - Fund Commentary - 9
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Suzanne Henige; Alan Mason; Jennifer Hsui; Amy Whitelaw
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities, including mid-sized companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreements 1.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Banks 8.4%
Pharmaceuticals 8.3%
Insurance 4.6%
Chemicals 3.5%
Semiconductors & Semiconductor Equipment 3.5%
Textiles, Apparel & Luxury Goods 3.4%
Machinery 3.4%
Food Products 3.3%
Oil, Gas & Consumable Fuels 3.3%
Automobiles 3.1%
Other Industries
#
55.2%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.3%
ASML Holding NV 1.9%
Roche Holding AG 1.7%
LVMH Moet Hennessy Louis Vuitton SE 1.3%
Toyota Motor Corp. 1.1%
Novartis AG (Registered) 1.1%
Novo Nordisk A/S Class B 1.1%
AstraZeneca plc 1.0%
Sony Group Corp. 0.9%
SAP SE 0.9%
Other Holdings
#
86.7%
100.0%
Top Countries
2
Japan 22.3%
United Kingdom 12.0%
France 10.5%
Switzerland 10.2%
Germany 8.6%
Australia 7.7%
Netherlands 5.4%
Sweden 3.7%
Denmark 2.7%
Hong Kong 2.3%
Other Countries
#
14.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

10 - Fund Commentary - December 31, 2021 - NVIT International Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 10.84% 9.33% 4.86% 4/30/2014
Class II 10.53% 9.09% 7.55% 4/28/2006
Class VIII 10.35% 8.90% 7.37% 4/28/2006
Class Y 10.98% 9.49% 7.97% 4/28/2006
MSCI EAFE
®
Index 11.26% 9.55% 8.03%
Expense Ratios
Expense
Ratio
^
Class I 0.45%
Class II 0.68%
Class VIII 0.85%
Class Y 0.30%
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT International Index Fund - December 31, 2021 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT International Index Fund versus performance of the
MSCI EAFE
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2021 - NVIT Mid Cap Index Fund
For the annual reporting period ended December 31, 2021, the
NVIT Mid Cap Index Fund Class I returned 24.26%* versus
24.76% for its benchmark, the S&P MidCap 400
®
Index (“S&P
400”). For broader comparison, the median return for the
Fund's closest Morningstar
®
peer category, U.S. Insurance
Mid-Cap Blend (consisting of 61 Funds as of December 31,
2021), was 24.03% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's Fund
Performance section.
In the first quarter, following the strong end to 2020, favorable conditions continued with signs of a sooner than expected
economic activity restart. Monetary conditions remained
supportive as the Federal Reserve (“Fed”) signaled a continuing environment of low interest rates. With both the Senate and
Congress passing a new $1.9 trillion stimulus package, and the
U.S. starting to lead in the vaccine rollout, optimism continued
to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported a positive return over the first quarter of 2021.
In the second quarter, the U.S. equity market rallied as the vaccination campaign continued to accelerate and as more
signs started to emerge for a sooner than expected economic
activity restart. The U.S. Consumer Pricing Index increased by more than 4% (1-year as of April 2021), which raised questions on whether this surge was sparked by temporary factors at
play. The inflation concerns and the Fed’s cautious optimism about the recovery, however, muted the market rally in May. In
June, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Joseph Biden reached a bipartisan $1 trillion agreement for infrastructure spending.
In the third quarter, U.S. equities continued climbing in August on the back of strong economic data and quarterly earnings
reports. The positive return in markets came despite the
increase in COVID-19 Delta variant cases in the country. The
Fed announcement in August came in line with expectation,
with Fed Chair Jerome Powell suggesting that tapering may
start before year-end.
The positive sentiment of July and August was offset in
September amid concern regarding potential contagion from
the unfolding debt crisis at Chinese property developer,
Evergrande. Concerns that higher inflation and supply chain
issues will last longer than expected also weighed down on
the market. Lastly, the continuing disagreement in Washington regarding the debt ceiling and the infrastructure bill dampened the U.S. equity performance. Congress passed a bill, toward
the end of the quarter, extending government funding.
In the fourth quarter, following a strong earnings season
that boosted the positive sentiment early in the quarter, the emergence of the new COVID-19 Omicron variant and the
concerns about higher inflation rates weighed down on the U.S.
market performance in November. Preliminary data, however,
showed that the vaccine is effective against Omicron, and the
Fed shared more clarity on next year’s policy path, leading to strong positive returns to end the fourth quarter. The falling unemployment rate and the $1 trillion bipartisan infrastructure bill, which will put $550 billion into transportation, broadband and utilities, signed by President Biden supported the market performance over the quarter.
The Fed’s stance on monetary policy was at the forefront
of market discussions over the quarter. Fed Chair Powell
conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain
bottlenecks and labor shortages. The Fed brought forward the dates of tapering to spring 2022.
Over the year, from a GICS** sector perspective, Real Estate
(+14.17%), Materials (+13.64%) and Industrials (+11.62%) were among the best performers. While Communication Services
(-3.23%), Health Care (+1.34%), and Energy (+2.47%) were
among the worst performers.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity issues that had a
material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Suzanne Henige; Alan Mason; Jennifer Hsui; Amy Whitelaw
*High double-digit returns are unusual and cannot be sustained
** The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard & Poor's for use by the global financial community. The GICS structure consists of 11 sectors,
24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://
www.msci.com/documents/1296102/11185224/GICS+Methodology+2020.
pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
Standard & Poor's Financial Services LLC or its affiliates (collectively,
S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content

NVIT Mid Cap Index Fund - December 31, 2021 - Fund Commentary - 13
is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's
Financial Services LLC. All rights reserved.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by
Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3)
are more vulnerable to adverse business and economic developments and
4) have more-limited resources. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreements 0.9%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 9.7%
Banks 6.2%
Machinery 5.0%
Semiconductors & Semiconductor Equipment 4.3%
Software 3.7%
Insurance 3.7%
Specialty Retail 3.3%
Health Care Equipment & Supplies 3.3%
Electronic Equipment, Instruments & Components 3.2%
Health Care Providers & Services 3.0%
Other Industries
#
54.6%
100.0%
Top Holdings
2
Molina Healthcare, Inc. 0.7%
Camden Property Trust 0.7%
Builders FirstSource , Inc. 0.7%
Trex Co., Inc. 0.6%
Masimo Corp. 0.6%
Medical Properties Trust, Inc. 0.6%
Nordson Corp. 0.6%
Cognex Corp. 0.6%
Graco , Inc. 0.6%
Repligen Corp. 0.5%
Other Holdings
#
93.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

14 - Fund Commentary - December 31, 2021 - NVIT Mid Cap Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 24.26% 12.62% 13.77% 10/31/1997
Class II 24.00% 12.39% 13.53% 5/6/2002
Class Y 24.43% 12.79% 13.94% 4/28/2006
S&P MidCap 400
®
Index 24.76% 13.09% 14.20%
Expense Ratios
Expense
Ratio
^
Class I 0.41%
Class II 0.61%
Class Y 0.26%
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Mid Cap Index Fund - December 31, 2021 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Mid Cap Index Fund versus performance of the S&P
MidCap 400
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2021 - NVIT S&P 500 Index Fund
For the annual reporting period ended December 31, 2021,
the NVIT S&P 500
®
Index Fund Class IV returned 28.36%*
versus 28.71% for its benchmark, the S&P 500
®
Index (“S&P
500”). For broader comparison, the return for the Fund's
closest Morningstar
®
peer category, U.S. Insurance Large
Blend (consisting of 246 Funds as of December 31, 2021), was
26.94% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report's Fund Performance
section.
In the first quarter, following the strong end to 2020, favorable conditions continued with signs of a sooner than expected
economic activity restart. Monetary conditions remained
supportive as the Federal Reserve (“Fed”) signaled a continuing environment of low interest rates. With both the Senate and
Congress passing a new $1.9 trillion stimulus package and the
U.S. starting to lead in the vaccine rollout, optimism continued
to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported a positive return over the first quarter of 2021.
In the second quarter, the U.S. equity market rallied as the vaccination campaign continued to accelerate and as more
signs started to emerge for a sooner than expected economic
activity restart. The U.S. Consumer Pricing Index increased
by more than 4%, which raised questions on whether this
surge was sparked by temporary factors at play. The inflation concerns and the Fed’s cautious optimism about the recovery, however, muted the market rally in May. In June, the U.S. equity market extended its rally supported by the prospect of more
fiscal stimulus, as President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending.
In the third quarter, U.S. equities continued climbing in August on the back of strong economic data and quarterly earnings
reports. The positive return in markets came despite the
increase in COVID-19 Delta variant cases in the country. The
Fed announcement in August came in line with expectation,
with chair J. Powell suggesting that tapering may start before year-end.
The positive sentiment of July and August was offset in
September amid concern regarding potential contagion from
the unfolding debt crisis at Chinese property developer,
Evergrande. Concerns that higher inflation and supply chain
issues will last longer than expected also weighed down on
the market. Lastly, the continuing disagreement in Washington regarding the debt ceiling and the infrastructure bill dampened the U.S. equity performance. Congress passed a bill toward the end of the quarter extending government funding.
In the fourth quarter, following a strong earnings season
that boosted the positive sentiment early in the quarter, the emergence of the new COVID-19 variant Omnicron and the
concerns about higher inflation rates weighed down on the
U.S. market performance in November. Preliminary data,
however, showed that the vaccine is effective against Omicron, and the Fed shared more clarity on next year’s policy path
leading to strong positive returns to end the fourth quarter.
The falling unemployment rate and the $1 trillion bipartisan infrastructure bill signed by President Biden supported the
market performance over the quarter.
The Fed’s stance on monetary policy was at the forefront of
market discussions over the final quarter of the year. Fed Chair
Jerome Powell conceded that inflation had been far stickier
than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with
supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to spring 2022.
In the fourth quarter, from a GICS** sector perspective, Real
Estate (+17.54%), Information Technology (+16.69%) and
Materials (+15.20%) were among the best performers. While
Communication Services (-0.01%), Financials (+4.57%), and
Energy (+7.97%) were among the worst performers.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity issues that had a
material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Suzanne Henige; Jennifer Hsui, CFA; Alan Mason; and Amy
Whitelaw
*High double-digit returns are unusual and cannot be sustained
** The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard & Poor's for use by the global financial community. The GICS structure consists of 11 sectors,
24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://
www.msci.com/documents/1296102/11185224/GICS+Methodology+2020.
pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by
Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

NVIT S&P 500 Index Fund - December 31, 2021 - Fund Commentary - 17
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreements
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Software 9.5%
Technology Hardware, Storage & Peripherals 7.2%
Semiconductors & Semiconductor Equipment 6.4%
Interactive Media & Services 6.3%
IT Services 4.5%
Banks 4.0%
Internet & Direct Marketing Retail 3.8%
Pharmaceuticals 3.7%
Capital Markets 3.0%
Health Care Equipment & Supplies 2.9%
Other Industries
#
48.7%
100.0%
Top Holdings
2
Apple, Inc. 6.9%
Microsoft Corp. 6.3%
Amazon.com, Inc. 3.6%
Alphabet, Inc., Class A 2.2%
Tesla, Inc. 2.1%
Alphabet, Inc., Class C 2.0%
Meta Platforms, Inc., Class A 2.0%
NVIDIA Corp. 1.8%
Berkshire Hathaway, Inc., Class B 1.3%
UnitedHealth Group, Inc. 1.1%
Other Holdings
#
70.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

18 - Fund Commentary - December 31, 2021 - NVIT S&P 500 Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 28.37% 18.19% 15.53% 5/1/2013
Class II 28.09% 17.90% 15.23% 5/1/2013
Class IV 28.36% 18.18% 16.25% 2/7/2000
Class Y 28.50% 18.29% 16.36% 4/28/2006
S&P 500
®
Index 28.71% 18.47% 16.55%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.32% 0.25%
Class II 0.57% 0.50%
Class IV 0.27% 0.27%
Class Y 0.17% 0.17%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT S&P 500 Index Fund - December 31, 2021 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class IV shares of the NVIT S&P 500 Index Fund versus performance of the
S&P 500
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the
Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2021 - NVIT Small Cap Index Fund
For the annual reporting period ended December 31, 2021,
the NVIT Small Cap Index Fund Class II returned 14.20%
versus 14.82% for its benchmark, the Russell 2000
®
Index. For
broader comparison, the median return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Small Blend
(consisting of 97 Funds as of December 31, 2021), was 21.96%
for the same period. Performance for the Fund's other share
classes versus the benchmark is stated in the average annual total return chart in this report's Fund Performance section
In the first quarter, favorable conditions continued with signs of a sooner than expected economic activity restart. Monetary conditions remained supportive, as the Federal Reserve
(“Fed”) signaled a continuing environment of low interest
rates. With both the Senate and Congress passing a new $1.9
trillion stimulus package and the U.S. starting to lead in the vaccine rollout, optimism continued to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential
infrastructure bill soothed the market and supported a positive return over the first quarter of 2021.
In the second quarter, the U.S. equity market rallied as the vaccination campaign continued to accelerate and as more
signs started to emerge for a sooner than expected economic
activity restart. The U.S. Consumer Pricing Index increased
by more than 4%, which raised questions on whether this
surge was sparked by temporary factors at play. The inflation concerns and the Fed’s cautious optimism about the recovery, however, muted the market rally in May. In June, the U.S. equity market extended its rally supported by the prospect of more
fiscal stimulus as President Joseph Biden reached a bipartisan
$1 trillion agreement for infrastructure spending.
In the third quarter, U.S. equities continued climbing in August on the back of strong economic data and quarterly earnings
reports. The positive return in markets came despite the
increase in COVID-19 Delta variant cases in the country. The
Fed announcement in August came in line with expectation,
with Fed Chair Jerome Powell suggesting that tapering may
start before year-end.
The positive sentiment of July and August was offset in
September amid concern regarding potential contagion from
the unfolding debt crisis at Chinese property developer,
Evergrande. Concerns that higher inflation and supply chain
issues will last longer than expected also weighed down on
the market. Lastly, the continuing disagreement in Washington regarding the debt ceiling and the infrastructure bill dampened the U.S. equity performance. Congress passed a bill, toward
the end of the quarter, extending government funding until
December 3, 2021.
In the fourth quarter, following a strong earnings season
that boosted the positive sentiment early in the quarter, the emergence of the new COVID-19 variant (Omicron) and the
concerns about higher inflation rates weighed down on the
U.S. market performance in November. Preliminary data,
however, showed that the vaccine is effective against Omicron, and the Fed shared more clarity on next year’s policy path,
leading to strong positive returns to end the fourth quarter.
The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Biden supported the
market performance over the quarter.
The Fed’s stance on monetary policy was at the forefront of
market discussions over the quarter. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain
bottlenecks and labor shortages. The Fed brought forward the dates of tapering to spring 2022.
In the fourth quarter, from a GICS* sector perspective, Utilities,
Real Estate and Industrials were among the largest contributors to Fund performance, while Communication Services, Health
Care, and Energy were among the largest detractors.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity issues that had
material impact on Fund performance
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Suzanne Henige; Alan Mason; Jennifer Hsui; Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard & Poor's for use by the global financial community. The GICS structure consists of 11 sectors,
24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://
www.msci.com/documents/1296102/11185224/GICS+Methodology+2020.
pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide
Mutual Funds are not sponsored, endorsed, or promoted by Russell, and
Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark
of Russell Investment Group.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by
Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller

NVIT Small Cap Index Fund - December 31, 2021 - Fund Commentary - 21
companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund may invest in initial public offerings
(IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 5.5%
Futures Contracts
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets (4.6)%
100.0%
Top Industries
2
Banks 8.1%
Biotechnology 8.0%
Equity Real Estate Investment Trusts (REITs) 6.3%
Software 5.4%
Semiconductors & Semiconductor Equipment 3.6%
Machinery 3.5%
Oil, Gas & Consumable Fuels 3.4%
Health Care Equipment & Supplies 3.1%
Health Care Providers & Services 2.8%
Specialty Retail 2.3%
Other Industries
#
53.5%
100.0%
Top Holdings
2
AMC Entertainment Holdings, Inc., Class A 0.4%
Synaptics , Inc. 0.4%
Lattice Semiconductor Corp. 0.3%
EastGroup Properties, Inc. 0.3%
BJ's Wholesale Club Holdings, Inc. 0.3%
Tetra Tech, Inc. 0.3%
Saia, Inc. 0.3%
Ovintiv , Inc. 0.3%
Tenet Healthcare Corp. 0.3%
WillScot Mobile Mini Holdings Corp. 0.3%
Other Holdings
#
96.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

22 - Fund Commentary - December 31, 2021 - NVIT Small Cap Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 14.20% 11.50% 11.79% 5/1/2013
Class Y 14.54% 11.86% 13.14% 4/13/2007
Russell 2000
®
Index 14.82% 12.02% 13.23%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 0.68% 0.61%
Class Y 0.28% 0.28%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Small Cap Index Fund - December 31, 2021 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Small Cap Index Fund versus performance of the
Russell 2000
®
Index from inception through 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the
Market Index Definition page at the back of this book.

24 - Shareholder Expense Example - December 31, 2021 - Index Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT Bond Index Fund
Class I Shares
Actual
(b)
1,000.00 997.00 1.91 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Class Y Shares
Actual
(b)
1,000.00 998.50 1.16 0.23
Hypothetical
(b)(c)
1,000.00 1,024.05 1.17 0.23
NVIT International Index Fund
Class I Shares
Actual
(b)
1,000.00 1,019.30 2.24 0.44
Hypothetical
(b)(c)
1,000.00 1,022.99 2.24 0.44
Class II Shares
Actual
(b)
1,000.00 1,018.10 3.36 0.66
Hypothetical
(b)(c)
1,000.00 1,021.88 3.36 0.66
Class VIII Shares
Actual
(b)
1,000.00 1,016.90 3.97 0.78
Hypothetical
(b)(c)
1,000.00 1,021.27 3.97 0.78
Class Y Shares
Actual
(b)
1,000.00 1,019.90 1.48 0.29
Hypothetical
(b)(c)
1,000.00 1,023.74 1.48 0.29

Index Funds - December 31, 2021 - Shareholder Expense Example - 25
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT Mid Cap Index Fund
Class I Shares
Actual
(b)
1,000.00 1,058.80 2.08 0.40
Hypothetical
(b)(c)
1,000.00 1,023.19 2.04 0.40
Class II Shares
Actual
(b)
1,000.00 1,057.40 3.16 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
Class Y Shares
Actual
(b)
1,000.00 1,059.40 1.30 0.25
Hypothetical
(b)(c)
1,000.00 1,023.95 1.28 0.25
NVIT S&P 500 Index Fund
Class I Shares
Actual
(b)
1,000.00 1,115.10 1.33 0.25
Hypothetical
(b)(c)
1,000.00 1,023.95 1.28 0.25
Class II Shares
Actual
(b)
1,000.00 1,113.90 2.66 0.50
Hypothetical
(b)(c)
1,000.00 1,022.68 2.55 0.50
Class IV Shares
Actual
(b)
1,000.00 1,115.40 1.39 0.26
Hypothetical
(b)(c)
1,000.00 1,023.89 1.33 0.26
Class Y Shares
Actual
(b)
1,000.00 1,115.60 0.80 0.15
Hypothetical
(b)(c)
1,000.00 1,024.45 0.77 0.15
NVIT Small Cap Index Fund
Class II Shares
Actual
(b)
1,000.00 974.30 3.09 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
Class Y Shares
Actual
(b)
1,000.00 975.80 1.44 0.29
Hypothetical
(b)(c)
1,000.00 1,023.74 1.48 0.29
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust
Series 2012-1, Class A,
4.15%, 4/11/2024 203,574 211,038
Series 2013-1, Class A,
4.30%, 8/15/2025 326,479 341,274
Series 2020-1, Class A,
5.88%, 10/15/2027 325,188 356,202
908,514
Consumer Finance 0.1%
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 1,290,000 1,290,220
Diversified Financial Services 0.2%
Americredit Automobile
Receivables Trust, Series
2018-1, Class D, 3.82%,
3/18/2024 1,600,000 1,636,990
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 98,543
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 1,120,000 1,110,122
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 500,829
3,346,484
Electric Utilities 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 532,352
Total Asset-Backed Securities
(cost $5,967,972)
6,077,570
Commercial Mortgage-Backed Securities 1.9%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,488,008
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 435,457 449,130
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 1,119,349
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 3,208,612
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,542,858
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,578,035
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 626,088
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,621,069
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 3,115,393
COMM Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,572,908
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,577,783
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 1,048,096
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 1,065,725
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,374,973
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K024, Class A2,
2.57%, 9/25/2022 99,404 100,489
Series K026, Class A2,
2.51%, 11/25/2022 900,000 912,261
Series K031, Class A2,
3.30%, 4/25/2023(a) 400,000 411,774
Series K033, Class A2,
3.06%, 7/25/2023(a) 950,000 978,346
Series K037, Class A2,
3.49%, 1/25/2024 800,000 835,716
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,716,503
Series K115, Class A2,
1.38%, 6/25/2030 960,000 931,267
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,961,206
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,902,481
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.35%, 2/25/2043(a) 137,913 151,445
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,581,062
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.07%, 7/15/2046(a) 500,000 519,064
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 1,066,319
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,276,742
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 3,064,063
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,586,764

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 27
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,623,545
Total Commercial Mortgage-Backed
Securities
(cost $42,769,421) 44,007,074
Corporate Bonds 25.8%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 249,618
4.88%, 5/1/2025 300,000 328,221
2.20%, 2/4/2026 250,000 249,940
2.25%, 6/15/2026 500,000 500,717
5.04%, 5/1/2027 500,000 562,997
3.20%, 3/1/2029(b) 500,000 514,591
2.95%, 2/1/2030(b) 85,000 86,600
5.15%, 5/1/2030 800,000 932,081
3.25%, 2/1/2035 100,000 100,765
5.71%, 5/1/2040 500,000 642,204
3.75%, 2/1/2050(b) 340,000 353,375
5.81%, 5/1/2050 500,000 677,063
5.93%, 5/1/2060 200,000 277,537
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 44,584
2.63%, 11/15/2027 300,000 314,617
3.63%, 4/1/2030(b) 200,000 222,151
2.25%, 6/1/2031(b) 30,000 30,509
2.85%, 6/1/2041 50,000 51,430
4.25%, 4/1/2050 200,000 255,046
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 200,000 211,641
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024(b) 257,000 271,824
2.90%, 12/15/2029(b) 100,000 103,106
1.80%, 1/15/2031 185,000 176,569
4.85%, 4/27/2035 90,000 109,730
Lockheed Martin Corp. ,
2.90%, 3/1/2025 500,000 523,662
3.55%, 1/15/2026 250,000 270,624
3.60%, 3/1/2035 110,000 122,951
4.07%, 12/15/2042 393,000 462,599
4.70%, 5/15/2046 250,000 326,542
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 520,847
4.75%, 6/1/2043 250,000 314,464
4.03%, 10/15/2047 400,000 471,686
Raytheon Technologies Corp. ,
3.95%, 8/16/2025(b) 200,000 216,864
1.90%, 9/1/2031(b) 50,000 48,243
2.38%, 3/15/2032 185,000 184,799
4.70%, 12/15/2041 50,000 61,588
4.50%, 6/1/2042 700,000 865,354
3.75%, 11/1/2046 100,000 111,402
4.63%, 11/16/2048(b) 400,000 512,408
3.03%, 3/15/2052 195,000 195,937
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Textron, Inc. ,
4.30%, 3/1/2024 250,000 263,769
12,740,655
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029 100,000 105,655
3.90%, 2/1/2035 380,000 424,015
4.55%, 4/1/2046 500,000 599,166
5.25%, 5/15/2050(b) 200,000 267,560
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 106,761
6.20%, 1/15/2038 295,000 425,696
3.40%, 9/1/2049(b) 320,000 360,566
5.30%, 4/1/2050(b) 150,000 221,584
2,511,003
Airlines 0.0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034(b) 300,000 297,144
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 314,386
2.63%, 2/10/2030(b) 400,000 399,408
1,010,938
Auto Components 0.0%
†
Aptiv plc ,
5.40%, 3/15/2049 150,000 198,676
3.10%, 12/1/2051 50,000 47,627
BorgWarner, Inc. ,
3.38%, 3/15/2025 135,000 142,218
2.65%, 7/1/2027(b) 55,000 56,822
Lear Corp. ,
2.60%, 1/15/2032 50,000 49,241
5.25%, 5/15/2049(b) 150,000 189,378
683,962
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 371,742
General Motors Co. ,
6.13%, 10/1/2025(b) 400,000 459,492
4.20%, 10/1/2027 250,000 273,582
6.80%, 10/1/2027 100,000 122,743
5.15%, 4/1/2038 250,000 301,311
5.20%, 4/1/2045 250,000 309,313
5.40%, 4/1/2048 250,000 318,942
2,157,125
Banks 4.2%
Banco Santander SA ,
2.75%, 5/28/2025 200,000 206,718
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(b)(c) 200,000 196,360
3.80%, 2/23/2028 600,000 650,393

28 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.22%, 11/22/2032(c) 400,000 400,376
Bank of America Corp. ,
3.30%, 1/11/2023 500,000 513,685
4.10%, 7/24/2023 250,000 262,792
4.00%, 4/1/2024(b) 350,000 372,067
(SOFR + 0.41%), 0.52%,
6/14/2024(c) 100,000 99,336
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(c) 400,000 416,743
(SOFR + 0.74%), 0.81%,
10/24/2024(c) 300,000 298,000
Series L, 3.95%, 4/21/2025 310,000 331,359
(SOFR + 0.69%), 0.98%,
4/22/2025(c) 300,000 297,595
3.88%, 8/1/2025(b) 250,000 270,977
(SOFR + 0.65%), 1.53%,
12/6/2025(c) 400,000 400,652
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 303,861
4.45%, 3/3/2026 125,000 137,620
3.50%, 4/19/2026 290,000 312,385
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 500,000 494,690
4.25%, 10/22/2026 435,000 479,980
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 196,008
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(b)(c) 700,000 748,546
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 843,810
3.25%, 10/21/2027(b) 500,000 532,201
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 541,438
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 1,067,665
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(c) 100,000 99,297
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 206,509
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 200,000 200,510
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 606,105
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 382,983
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 639,341
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 98,321
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 281,345
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 290,601
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 293,334
7.75%, 5/14/2038(b) 200,000 313,371
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 288,771
5.88%, 2/7/2042 250,000 354,977
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 315,306
5.00%, 1/21/2044 350,000 459,609
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 300,000 372,788
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 300,000 371,133
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 721,696
(SOFR + 1.88%), 2.83%,
10/24/2051(b)(c) 60,000 58,908
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 50,000 50,149
Bank of Montreal ,
0.63%, 7/9/2024 300,000 295,910
1.85%, 5/1/2025 500,000 507,383
1.25%, 9/15/2026 300,000 293,585
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024 80,000 78,996
1.35%, 6/24/2026 300,000 296,438
1.30%, 9/15/2026(b) 200,000 196,012
2.15%, 8/1/2031(b) 300,000 297,649
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(b)(c) 400,000 400,713
4.34%, 1/10/2028(b) 800,000 873,420
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 456,248
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 226,866
5.25%, 8/17/2045(b) 205,000 271,413
4.95%, 1/10/2047 200,000 258,956
Canadian Imperial Bank of
Commerce ,
0.50%, 12/14/2023(b) 200,000 197,531
1.00%, 10/18/2024(b) 200,000 198,230

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Canadian Imperial Bank of
Commerce,
1.25%, 6/22/2026 200,000 194,927
Citigroup, Inc. ,
3.88%, 10/25/2023 750,000 790,446
3.75%, 6/16/2024 500,000 530,443
3.30%, 4/27/2025(b) 560,000 594,758
4.60%, 3/9/2026 350,000 385,998
3.40%, 5/1/2026 500,000 536,130
4.30%, 11/20/2026(b) 500,000 553,238
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(c) 285,000 280,138
4.45%, 9/29/2027 500,000 557,510
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 542,085
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b)(c) 700,000 750,877
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 551,945
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 207,691
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 101,514
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 150,000 171,309
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 302,595
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 246,270
6.63%, 6/15/2032(b) 333,000 441,756
8.13%, 7/15/2039 350,000 591,749
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 396,501
6.68%, 9/13/2043 250,000 375,867
4.65%, 7/23/2048 200,000 256,808
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 170,461
Comerica, Inc. ,
4.00%, 2/1/2029(b) 250,000 279,377
Cooperatieve Rabobank UA ,
3.38%, 5/21/2025 250,000 266,538
5.25%, 5/24/2041(b) 175,000 245,368
5.25%, 8/4/2045 250,000 328,761
Discover Bank ,
4.20%, 8/8/2023 500,000 525,081
2.45%, 9/12/2024 300,000 307,071
2.70%, 2/6/2030 310,000 313,922
Fifth Third Bancorp ,
3.65%, 1/25/2024 500,000 523,803
Fifth Third Bank NA ,
1.80%, 1/30/2023(b) 250,000 252,535
3.95%, 7/28/2025 200,000 217,529
3.85%, 3/15/2026 300,000 323,561
2.25%, 2/1/2027(b) 295,000 301,742
HSBC Holdings plc ,
4.25%, 3/14/2024 500,000 527,961
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 390,000 386,767
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 200,000 200,417
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 196,124
4.95%, 3/31/2030 200,000 234,680
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 220,682
6.50%, 5/2/2036 400,000 543,450
6.50%, 9/15/2037 600,000 830,129
6.80%, 6/1/2038 200,000 283,075
5.25%, 3/14/2044 250,000 326,103
HSBC USA, Inc. ,
3.50%, 6/23/2024(b) 500,000 527,371
Huntington Bancshares, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c)(d) 250,000 239,533
ING Groep NV ,
4.10%, 10/2/2023 500,000 526,303
4.55%, 10/2/2028 200,000 229,370
JPMorgan Chase & Co. ,
2.70%, 5/18/2023 500,000 511,345
3.88%, 9/10/2024 1,000,000 1,060,670
3.13%, 1/23/2025 500,000 525,014
(SOFR + 0.54%), 0.82%,
6/1/2025(c) 190,000 187,782
(SOFR + 0.58%), 0.97%,
6/23/2025(b)(c) 400,000 396,106
(SOFR + 0.49%), 0.77%,
8/9/2025(c) 500,000 492,077
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 255,677
(SOFR + 0.61%), 1.56%,
12/10/2025(b)(c) 200,000 200,213
(SOFR + 1.59%), 2.00%,
3/13/2026(c) 300,000 303,538
3.30%, 4/1/2026(b) 500,000 533,236
8.00%, 4/29/2027 290,000 375,270
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 196,045
4.25%, 10/1/2027 500,000 560,877
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(b)
(c) 500,000 543,017
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 662,253
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 495,828
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 404,293
(SOFR + 1.25%), 2.58%,
4/22/2032(c) 75,000 75,964
(SOFR + 1.18%), 2.54%,
11/8/2032(b)(c) 510,000 512,867

30 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
5.60%, 7/15/2041 400,000 553,884
5.40%, 1/6/2042 500,000 679,920
4.85%, 2/1/2044 500,000 653,187
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 916,853
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 293,208
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 619,902
(SOFR + 1.58%), 3.33%,
4/22/2052(c) 200,000 214,004
KeyBank NA ,
6.95%, 2/1/2028 225,000 283,066
KeyCorp ,
2.25%, 4/6/2027 50,000 50,819
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 529,836
Kreditanstalt fuer
Wiederaufbau ,
2.63%, 2/28/2024 2,500,000 2,597,100
2.88%, 4/3/2028 1,000,000 1,083,995
0.00%, 6/29/2037(e) 750,000 567,433
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 1,017,306
Lloyds Banking Group plc ,
4.50%, 11/4/2024 205,000 220,853
4.58%, 12/10/2025 350,000 381,792
4.65%, 3/24/2026 500,000 550,430
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 1,000,000 1,068,008
Mitsubishi UFJ Financial
Group, Inc. ,
3.46%, 3/2/2023 750,000 772,185
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 197,546
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(c) 200,000 197,218
3.85%, 3/1/2026 750,000 811,458
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 196,439
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(c) 200,000 197,387
3.74%, 3/7/2029 600,000 655,459
3.20%, 7/18/2029 500,000 528,186
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(SOFR + 1.25%), 1.24%,
7/10/2024(c) 200,000 200,484
(SOFR + 1.36%), 2.55%,
9/13/2025(c) 455,000 467,111
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(c) 200,000 196,759
3.17%, 9/11/2027 250,000 263,376
(SOFR + 1.77%), 2.20%,
7/10/2031(c) 400,000 391,074
2.56%, 9/13/2031 200,000 194,929
National Australia Bank Ltd. ,
2.50%, 7/12/2026(b) 750,000 783,185
National Bank of Canada ,
Series FXD, 0.75%,
8/6/2024 250,000 246,599
Natwest Group plc ,
3.88%, 9/12/2023 365,000 380,603
4.80%, 4/5/2026 500,000 556,132
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 197,257
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 208,018
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 579,894
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 1,011,506
PNC Bank NA ,
2.95%, 1/30/2023 250,000 255,528
3.80%, 7/25/2023 500,000 521,036
2.95%, 2/23/2025 500,000 523,949
3.88%, 4/10/2025 500,000 536,834
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026(b) 100,000 98,586
2.55%, 1/22/2030(b) 500,000 514,017
(SOFR + 0.98%), 2.31%,
4/23/2032(c) 200,000 201,594
Regions Financial Corp. ,
2.25%, 5/18/2025 400,000 407,828
1.80%, 8/12/2028(b) 200,000 195,645
Royal Bank of Canada ,
1.95%, 1/17/2023 170,000 172,281
2.55%, 7/16/2024 350,000 361,603
0.65%, 7/29/2024 400,000 394,339
0.75%, 10/7/2024 300,000 296,958
2.25%, 11/1/2024(b) 500,000 513,233
1.20%, 4/27/2026 100,000 98,227
1.15%, 7/14/2026 200,000 195,628
1.40%, 11/2/2026 300,000 295,998
2.30%, 11/3/2031 200,000 200,931

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024 500,000 521,155
3.24%, 10/5/2026(b) 300,000 313,127
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 491,826
Santander UK plc ,
4.00%, 3/13/2024 500,000 529,214
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024(b) 500,000 514,220
2.63%, 7/14/2026 750,000 776,465
1.40%, 9/17/2026 200,000 195,212
3.35%, 10/18/2027 500,000 534,139
1.90%, 9/17/2028 200,000 196,066
3.20%, 9/17/2029 500,000 520,390
2.22%, 9/17/2031 200,000 196,169
2.93%, 9/17/2041 50,000 49,386
SVB Financial Group ,
1.80%, 10/28/2026 300,000 298,961
Toronto-Dominion Bank (The) ,
0.55%, 3/4/2024(b) 250,000 247,283
3.25%, 3/11/2024 500,000 522,495
0.70%, 9/10/2024 100,000 98,699
1.25%, 12/13/2024 200,000 200,241
0.75%, 1/6/2026(b) 200,000 193,811
1.20%, 6/3/2026(b) 200,000 196,519
1.25%, 9/10/2026 100,000 98,246
2.00%, 9/10/2031 100,000 98,569
Truist Bank ,
2.15%, 12/6/2024 400,000 412,097
3.63%, 9/16/2025 250,000 267,816
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 257,053
Truist Financial Corp. ,
2.85%, 10/26/2024 250,000 261,231
4.00%, 5/1/2025(b) 1,000,000 1,079,024
1.13%, 8/3/2027(b) 300,000 290,266
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 300,000 295,409
US Bancorp ,
3.90%, 4/26/2028(b) 500,000 559,811
US Bank NA ,
2.80%, 1/27/2025 1,000,000 1,044,508
Wells Fargo & Co. ,
3.75%, 1/24/2024 1,500,000 1,574,937
(SOFR + 1.60%), 1.65%,
6/2/2024(c) 600,000 605,077
3.00%, 2/19/2025 825,000 861,303
3.00%, 4/22/2026 500,000 525,206
4.30%, 7/22/2027(b) 200,000 222,826
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 300,000 307,658
5.38%, 11/2/2043 250,000 330,422
5.61%, 1/15/2044 388,000 525,024
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
4.65%, 11/4/2044 300,000 363,195
4.90%, 11/17/2045 300,000 377,263
4.40%, 6/14/2046 350,000 414,803
4.75%, 12/7/2046 200,000 249,610
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 500,000 682,767
Westpac Banking Corp. ,
2.00%, 1/13/2023 30,000 30,448
1.15%, 6/3/2026 200,000 196,370
3.40%, 1/25/2028 300,000 325,916
1.95%, 11/20/2028(b) 200,000 199,200
2.65%, 1/16/2030(b) 120,000 124,721
2.15%, 6/3/2031(b) 300,000 300,809
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(c) 300,000 324,438
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 539,599
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 83,989
3.13%, 11/18/2041 65,000 64,421
Zions Bancorp NA ,
3.25%, 10/29/2029 250,000 258,459
96,656,487
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 250,000 268,414
4.70%, 2/1/2036 150,000 181,021
4.90%, 2/1/2046 770,000 973,230
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 179,802
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 250,000 278,075
4.75%, 1/23/2029 400,000 465,574
4.60%, 4/15/2048 500,000 611,420
4.44%, 10/6/2048 581,000 694,424
5.55%, 1/23/2049 900,000 1,245,112
4.50%, 6/1/2050(b) 500,000 616,409
Coca-Cola Co. (The) ,
1.75%, 9/6/2024(b) 500,000 509,484
2.90%, 5/25/2027(b) 500,000 532,270
3.45%, 3/25/2030 400,000 442,835
2.00%, 3/5/2031(b) 95,000 94,682
2.25%, 1/5/2032(b) 300,000 304,893
2.88%, 5/5/2041 300,000 312,262
2.60%, 6/1/2050(b) 400,000 390,555
3.00%, 3/5/2051 135,000 142,872
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 153,414
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 537,293
3.60%, 2/15/2028 400,000 431,887

32 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Constellation Brands, Inc.,
2.88%, 5/1/2030 500,000 513,124
2.25%, 8/1/2031 405,000 395,833
Diageo Capital plc ,
2.63%, 4/29/2023(b) 500,000 510,743
2.38%, 10/24/2029 210,000 214,461
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 383,430
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 209,120
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 750,000 852,954
5.09%, 5/25/2048 250,000 326,193
Molson Coors Beverage Co. ,
3.00%, 7/15/2026 190,000 198,882
5.00%, 5/1/2042 250,000 302,017
PepsiCo, Inc. ,
0.75%, 5/1/2023 65,000 65,083
0.40%, 10/7/2023(b) 35,000 34,809
2.25%, 3/19/2025 300,000 309,990
2.75%, 3/19/2030(b) 700,000 738,921
1.63%, 5/1/2030 130,000 126,069
1.40%, 2/25/2031(b) 200,000 190,729
1.95%, 10/21/2031(b) 100,000 99,951
2.63%, 10/21/2041 50,000 50,588
4.45%, 4/14/2046 300,000 393,907
3.63%, 3/19/2050 200,000 236,249
2.75%, 10/21/2051 50,000 51,241
15,570,222
Biotechnology 0.5%
AbbVie, Inc. ,
3.85%, 6/15/2024(b) 325,000 344,030
2.60%, 11/21/2024 400,000 415,053
3.80%, 3/15/2025 250,000 266,119
3.60%, 5/14/2025 500,000 531,712
3.20%, 5/14/2026 120,000 127,215
4.55%, 3/15/2035 195,000 234,466
4.50%, 5/14/2035 500,000 598,111
4.30%, 5/14/2036 250,000 294,705
4.05%, 11/21/2039 380,000 435,985
4.40%, 11/6/2042 625,000 745,755
4.75%, 3/15/2045 168,000 209,543
4.25%, 11/21/2049 675,000 811,466
Amgen, Inc. ,
1.65%, 8/15/2028(b) 200,000 195,990
2.00%, 1/15/2032(b) 200,000 193,663
2.80%, 8/15/2041(b) 200,000 192,422
4.56%, 6/15/2048 524,000 649,550
4.66%, 6/15/2051 618,000 790,573
3.00%, 1/15/2052 200,000 194,059
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 64,694
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 196,918
3.15%, 5/1/2050(b) 230,000 221,068
3.25%, 2/15/2051(d) 130,000 127,561
Gilead Sciences, Inc. ,
0.75%, 9/29/2023 38,000 37,840
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc.,
3.70%, 4/1/2024 1,000,000 1,051,182
3.65%, 3/1/2026 145,000 156,217
1.20%, 10/1/2027(b) 60,000 57,992
1.65%, 10/1/2030(b) 115,000 110,220
4.50%, 2/1/2045 500,000 609,542
4.75%, 3/1/2046 500,000 633,561
2.80%, 10/1/2050 95,000 92,097
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050(b) 65,000 60,909
10,650,218
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 265,699
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 96,305
Carrier Global Corp. ,
2.49%, 2/15/2027 135,000 138,689
2.72%, 2/15/2030 50,000 51,062
3.58%, 4/5/2050 500,000 531,614
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 264,255
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 198,079
1.75%, 9/15/2030(b) 100,000 95,704
2.00%, 9/16/2031 100,000 96,836
4.63%, 7/2/2044(f) 250,000 300,613
Masco Corp. ,
2.00%, 2/15/2031 250,000 239,582
3.13%, 2/15/2051 60,000 59,609
Owens Corning ,
4.30%, 7/15/2047 200,000 228,826
2,566,873
Capital Markets 1.7%
Ares Capital Corp. ,
2.88%, 6/15/2028 250,000 248,891
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 48,595
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 789,152
2.10%, 10/24/2024(b) 250,000 256,408
Series J, 0.85%, 10/25/2024 100,000 99,155
Series G, 3.00%, 2/24/2025 205,000 215,072
1.05%, 10/15/2026 100,000 97,469
3.00%, 10/30/2028 500,000 532,273
Series J, 1.90%,
1/25/2029(b) 200,000 198,636
1.80%, 7/28/2031 100,000 97,826
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 200,000 194,977
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 48,772

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 208,238
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 500,000 550,102
4.85%, 3/29/2029 300,000 345,882
3.50%, 3/30/2051(b) 35,000 36,678
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 300,000 284,954
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 165,787
1.15%, 5/13/2026(b) 400,000 394,609
4.00%, 2/1/2029 500,000 560,958
1.65%, 3/11/2031(b) 200,000 192,067
2.30%, 5/13/2031(b) 300,000 302,994
1.95%, 12/1/2031(b) 100,000 98,203
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 54,189
CME Group, Inc. ,
3.00%, 3/15/2025(b) 500,000 524,874
Credit Suisse AG ,
1.00%, 5/5/2023 1,250,000 1,253,273
3.63%, 9/9/2024 250,000 265,088
2.95%, 4/9/2025 400,000 418,693
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 413,831
4.55%, 4/17/2026 500,000 550,870
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 78,158
Deutsche Bank AG ,
3.95%, 2/27/2023 750,000 773,354
Series E, 0.96%,
11/8/2023(b) 150,000 149,733
3.70%, 5/30/2024 470,000 493,507
(SOFR + 2.16%), 2.22%,
9/18/2024(c) 275,000 278,537
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 211,190
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 154,746
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 169,924
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 157,869
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 151,146
FS KKR Capital Corp. ,
2.63%, 1/15/2027(b) 100,000 98,687
3.13%, 10/12/2028(b) 150,000 149,238
Goldman Sachs Group, Inc.
(The) ,
3.63%, 1/22/2023 750,000 772,387
3.20%, 2/23/2023 500,000 512,788
3.85%, 7/8/2024 385,000 407,355
(SOFR + 0.49%), 0.92%,
10/21/2024(b)(c) 200,000 199,140
3.50%, 4/1/2025 670,000 708,481
3.75%, 5/22/2025 500,000 533,604
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 244,906
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 489,869
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 238,944
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 392,801
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 275,687
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 166,032
6.45%, 5/1/2036 400,000 546,634
6.75%, 10/1/2037 350,000 496,265
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 571,865
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 500,000 597,274
6.25%, 2/1/2041 350,000 508,810
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 207,417
(SOFR + 1.47%), 2.91%,
7/21/2042(b)(c) 300,000 298,261
4.80%, 7/8/2044 300,000 383,147
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 95,978
Intercontinental Exchange,
Inc. ,
4.00%, 10/15/2023 500,000 526,109
3.75%, 12/1/2025 160,000 172,989
2.10%, 6/15/2030 165,000 163,230
1.85%, 9/15/2032 500,000 479,283
4.25%, 9/21/2048 250,000 309,763
3.00%, 6/15/2050 75,000 75,382
Jefferies Group LLC ,
4.85%, 1/15/2027 500,000 567,153
2.63%, 10/15/2031(b) 50,000 49,179
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 560,210
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 100,287
Moody's Corp. ,
3.25%, 1/15/2028 300,000 321,608
2.00%, 8/19/2031 60,000 58,344
2.75%, 8/19/2041 75,000 73,188
3.25%, 5/20/2050 35,000 36,550
3.10%, 11/29/2061 95,000 94,178
Morgan Stanley ,
4.10%, 5/22/2023 650,000 676,994
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 400,000 398,625
Series F, 3.88%, 4/29/2024 625,000 662,557
(SOFR + 0.51%), 0.79%,
1/22/2025(c) 100,000 98,987
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 370,000 365,164

34 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 0.56%), 1.16%,
10/21/2025(c) 600,000 595,261
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 652,555
3.13%, 7/27/2026 500,000 529,661
4.35%, 9/8/2026 500,000 552,669
3.63%, 1/20/2027 750,000 813,119
3.95%, 4/23/2027 500,000 550,440
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 472,435
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 1,000,000 1,088,176
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 500,000 569,779
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 820,000 893,548
7.25%, 4/1/2032 324,000 461,676
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 477,758
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 100,000 97,807
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 274,708
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 433,327
4.30%, 1/27/2045 300,000 368,887
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 149,373
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 201,146
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 372,350
Nomura Holdings, Inc. ,
2.17%, 7/14/2028 200,000 196,215
3.10%, 1/16/2030 500,000 515,398
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 99,225
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 230,000 225,763
Owl Rock Capital Corp. III ,
3.13%, 4/13/2027(d) 50,000 48,888
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 99,834
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046(b) 250,000 318,177
S&P Global, Inc. ,
2.50%, 12/1/2029(b) 80,000 82,619
1.25%, 8/15/2030(b) 110,000 102,632
3.25%, 12/1/2049 65,000 70,456
2.30%, 8/15/2060 40,000 34,583
State Street Corp. ,
3.70%, 11/20/2023 500,000 526,083
3.30%, 12/16/2024 310,000 329,992
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp.,
(SOFR + 0.56%), 1.68%,
11/18/2027(c) 200,000 200,282
2.40%, 1/24/2030 200,000 206,215
39,363,067
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 25,079
1.85%, 5/15/2027(b) 105,000 106,498
2.05%, 5/15/2030 145,000 145,851
2.70%, 5/15/2040 65,000 65,547
2.80%, 5/15/2050(b) 40,000 40,982
Celanese US Holdings LLC ,
1.40%, 8/5/2026 100,000 97,570
CF Industries, Inc. ,
3.45%, 6/1/2023 500,000 515,505
5.15%, 3/15/2034 300,000 362,397
Dow Chemical Co. (The) ,
9.40%, 5/15/2039 206,000 369,074
4.80%, 5/15/2049(b) 350,000 445,242
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048(b) 300,000 419,798
Eastman Chemical Co. ,
4.65%, 10/15/2044 200,000 239,183
Ecolab, Inc. ,
1.30%, 1/30/2031(b) 200,000 187,455
2.13%, 2/1/2032 100,000 99,169
2.13%, 8/15/2050(b) 200,000 176,283
2.70%, 12/15/2051 75,000 73,626
2.75%, 8/18/2055 65,000 63,790
FMC Corp. ,
3.45%, 10/1/2029 60,000 63,886
4.50%, 10/1/2049 85,000 101,962
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 70,000 89,975
Linde, Inc. ,
3.20%, 1/30/2026 250,000 266,086
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 211,142
LYB International Finance III
LLC ,
3.38%, 5/1/2030 250,000 263,634
2.25%, 10/1/2030 135,000 134,270
4.20%, 5/1/2050 200,000 231,157
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 304,795
Mosaic Co. (The) ,
4.25%, 11/15/2023 250,000 262,952
4.05%, 11/15/2027(b) 250,000 275,860
Nutrien Ltd. ,
3.00%, 4/1/2025 150,000 156,141
5.88%, 12/1/2036 125,000 168,046
5.25%, 1/15/2045 334,000 443,704
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 107,594
2.80%, 8/15/2029 300,000 312,314

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 435,275
2.95%, 8/15/2029 200,000 210,400
2.20%, 3/15/2032 200,000 197,664
4.50%, 6/1/2047 300,000 373,862
2.90%, 3/15/2052 80,000 78,122
Westlake Chemical Corp. ,
2.88%, 8/15/2041(b) 100,000 97,287
4.38%, 11/15/2047 200,000 235,178
3.13%, 8/15/2051(b) 70,000 67,416
8,521,771
Commercial Services & Supplies 0.1%
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 100,000 148,662
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 23,620
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 524,462
1.45%, 2/15/2031 165,000 153,433
2.38%, 3/15/2033 200,000 199,057
6.20%, 3/1/2040 70,000 99,684
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 112,278
2.20%, 1/15/2032 100,000 97,935
2.95%, 1/15/2052 70,000 68,902
Waste Management, Inc. ,
2.00%, 6/1/2029(b) 35,000 34,964
2.95%, 6/1/2041 85,000 88,643
4.15%, 7/15/2049(b) 125,000 157,867
1,709,507
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025 400,000 431,022
5.90%, 2/15/2039 500,000 717,856
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 500,000 532,512
2.30%, 11/15/2030 300,000 289,827
1,971,217
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 101,694
2.35%, 1/15/2032 50,000 48,546
3.05%, 10/1/2041 55,000 53,174
203,414
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 64,145
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 504,423
2.40%, 7/15/2031(b) 25,000 24,886
3.20%, 7/15/2051(b) 50,000 50,580
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Vulcan Materials Co. ,
4.50%, 6/15/2047(b) 250,000 306,924
950,958
Consumer Finance 0.8%
AerCap Ireland Capital DAC ,
1.15%, 10/29/2023(b) 200,000 199,134
1.65%, 10/29/2024 150,000 149,728
2.45%, 10/29/2026 180,000 181,476
3.88%, 1/23/2028 500,000 530,175
3.00%, 10/29/2028 300,000 304,241
3.30%, 1/30/2032 300,000 305,631
3.40%, 10/29/2033 150,000 152,717
3.85%, 10/29/2041 150,000 156,246
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 632,300
4.63%, 3/30/2025 100,000 108,631
2.20%, 11/2/2028(b) 165,000 163,899
8.00%, 11/1/2031 150,000 212,335
American Express Co. ,
2.50%, 7/30/2024 400,000 413,264
3.00%, 10/30/2024 500,000 524,003
3.63%, 12/5/2024(b) 500,000 534,250
1.65%, 11/4/2026(b) 200,000 200,562
American Honda Finance
Corp. ,
1.95%, 5/10/2023(b) 175,000 177,763
0.75%, 8/9/2024 50,000 49,436
2.15%, 9/10/2024 500,000 512,327
1.30%, 9/9/2026 115,000 113,587
2.35%, 1/8/2027 100,000 102,803
Capital One Financial Corp. ,
3.20%, 1/30/2023 1,000,000 1,024,255
3.75%, 4/24/2024 700,000 737,769
3.75%, 7/28/2026 250,000 268,073
3.65%, 5/11/2027 300,000 323,174
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 94,671
Caterpillar Financial Services
Corp. ,
0.45%, 5/17/2024 300,000 296,284
3.30%, 6/9/2024 250,000 262,625
2.15%, 11/8/2024 500,000 514,477
3.25%, 12/1/2024(b) 500,000 530,556
1.15%, 9/14/2026 100,000 98,501
Discover Financial Services ,
4.10%, 2/9/2027 250,000 270,971
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024(b) 65,000 64,522
5.25%, 3/1/2026(b) 1,055,000 1,183,068
1.50%, 6/10/2026(b) 200,000 196,782
2.40%, 10/15/2028 195,000 194,456
3.60%, 6/21/2030 200,000 213,296
2.70%, 6/10/2031(b) 145,000 144,483
John Deere Capital Corp. ,
2.80%, 3/6/2023 500,000 512,327
0.45%, 1/17/2024 250,000 247,577
0.63%, 9/10/2024(b) 65,000 64,269
0.70%, 1/15/2026 200,000 193,943

36 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp.,
1.05%, 6/17/2026 100,000 98,280
2.25%, 9/14/2026(b) 250,000 257,738
1.30%, 10/13/2026 55,000 54,444
1.50%, 3/6/2028(b) 250,000 246,441
1.45%, 1/15/2031(b) 200,000 190,376
2.00%, 6/17/2031 300,000 299,851
PACCAR Financial Corp. ,
0.50%, 8/9/2024 60,000 58,956
Synchrony Financial ,
4.25%, 8/15/2024 350,000 370,696
4.50%, 7/23/2025 275,000 297,124
2.88%, 10/28/2031 180,000 179,624
Toyota Motor Credit Corp. ,
2.90%, 3/30/2023(b) 1,000,000 1,027,693
0.50%, 6/18/2024 100,000 98,521
0.63%, 9/13/2024(b) 100,000 98,629
1.80%, 2/13/2025 500,000 507,482
1.13%, 6/18/2026(b) 500,000 492,419
3.20%, 1/11/2027(b) 200,000 214,529
2.15%, 2/13/2030 500,000 501,041
1.90%, 9/12/2031 100,000 97,930
18,252,361
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
2.63%, 6/19/2030 50,000 50,178
2.69%, 5/25/2031 75,000 76,015
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 97,115
Berry Global, Inc. ,
0.95%, 2/15/2024 230,000 227,930
International Paper Co. ,
6.00%, 11/15/2041 350,000 483,512
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 52,280
4.05%, 12/15/2049 100,000 116,699
3.05%, 10/1/2051 40,000 39,804
Sonoco Products Co. ,
3.13%, 5/1/2030 50,000 52,282
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 290,825
1,486,640
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 40,441
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 113,850
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 88,380
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 35,183
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 145,517
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 174,713
4.68%, 7/1/2114 75,000 111,451
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 28,543
President and Fellows of
Harvard College ,
3.15%, 7/15/2046(b) 75,000 85,391
3.30%, 7/15/2056 200,000 228,347
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 19,406
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 83,920
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 45,770
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 200,000 207,238
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 59,992
1,468,142
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 308,504
Blackstone Private Credit
Fund ,
3.25%, 3/15/2027(d) 200,000 202,066
Block Financial LLC ,
2.50%, 7/15/2028 105,000 105,116
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(b) 133,000 167,331
4.35%, 4/20/2028(b) 650,000 728,659
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024 85,000 84,265
3.70%, 3/15/2029 500,000 550,181
2.40%, 3/15/2030(b) 185,000 186,538
8.00%, 3/1/2032 159,000 231,475
Shell International Finance
BV ,
2.88%, 5/10/2026(b) 500,000 530,351
2.38%, 11/7/2029 150,000 153,207
4.13%, 5/11/2035 500,000 583,480
6.38%, 12/15/2038 250,000 364,052
2.88%, 11/26/2041 50,000 50,042
4.55%, 8/12/2043 500,000 623,485

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Shell International Finance
BV,
3.75%, 9/12/2046 500,000 561,432
3.00%, 11/26/2051 100,000 101,606
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 269,112
5,800,902
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.45%, 4/1/2024 500,000 533,689
3.95%, 1/15/2025(b) 500,000 534,294
2.30%, 6/1/2027 300,000 305,206
1.65%, 2/1/2028(b) 200,000 195,765
4.35%, 3/1/2029 500,000 561,638
4.30%, 2/15/2030 500,000 562,745
2.25%, 2/1/2032(b) 300,000 289,897
2.55%, 12/1/2033(b) 860,000 841,116
4.50%, 5/15/2035 310,000 358,111
4.85%, 3/1/2039 500,000 597,638
3.10%, 2/1/2043(b) 100,000 97,214
4.65%, 6/1/2044 250,000 292,798
3.30%, 2/1/2052 100,000 97,929
3.50%, 9/15/2053 1,540,000 1,553,698
3.55%, 9/15/2055 975,000 978,538
3.80%, 12/1/2057 1,114,000 1,159,743
3.65%, 9/15/2059 429,000 433,242
Bell Telephone Co. of Canada ,
Series US-4, 3.65%,
3/17/2051 250,000 274,474
British Telecommunications
plc ,
9.62%, 12/15/2030(f) 250,000 366,093
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 536,328
Orange SA ,
9.00%, 3/1/2031(b)(f) 407,000 623,639
5.38%, 1/13/2042 250,000 329,035
Telefonica Emisiones SA ,
5.21%, 3/8/2047 250,000 310,380
5.52%, 3/1/2049 350,000 455,626
TELUS Corp. ,
2.80%, 2/16/2027 200,000 207,918
4.30%, 6/15/2049 250,000 302,775
Verizon Communications, Inc. ,
0.75%, 3/22/2024 55,000 54,775
3.38%, 2/15/2025 498,000 530,032
0.85%, 11/20/2025(b) 250,000 243,900
1.45%, 3/20/2026 105,000 104,468
4.13%, 3/16/2027 300,000 333,459
2.10%, 3/22/2028 125,000 125,238
4.33%, 9/21/2028 283,000 321,475
3.88%, 2/8/2029(b) 110,000 121,899
3.15%, 3/22/2030 200,000 211,590
1.75%, 1/20/2031(b) 500,000 473,227
2.55%, 3/21/2031 815,000 822,264
2.36%, 3/15/2032(d) 840,000 827,667
4.81%, 3/15/2039 385,000 482,705
3.40%, 3/22/2041 230,000 240,797
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
2.85%, 9/3/2041(b) 110,000 108,518
2.88%, 11/20/2050 1,000,000 948,887
3.55%, 3/22/2051(b) 270,000 290,753
2.99%, 10/30/2056 1,170,000 1,107,513
3.00%, 11/20/2060(b) 500,000 472,476
20,621,172
Electric Utilities 1.5%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 47,565
Alabama Power Co. ,
4.15%, 8/15/2044 350,000 409,059
3.13%, 7/15/2051(b) 80,000 81,573
Arizona Public Service Co. ,
2.60%, 8/15/2029 500,000 507,499
2.20%, 12/15/2031(b) 100,000 97,045
3.50%, 12/1/2049(b) 200,000 207,855
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 80,063
3.20%, 9/15/2049 115,000 120,085
2.90%, 6/15/2050 60,000 59,613
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 627,042
Series AD, 2.90%, 7/1/2050 60,000 60,449
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024(b) 400,000 440,247
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 242,384
3.65%, 6/15/2046 250,000 276,813
4.00%, 3/1/2048 500,000 584,014
Series 127, 3.20%,
11/15/2049 155,000 162,611
Series 131, 2.75%, 9/1/2051 200,000 193,350
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%,
7/1/2031(b) 100,000 98,467
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 50,411
6.05%, 1/15/2038 150,000 210,639
5.10%, 6/1/2065(b) 100,000 142,970
DTE Electric Co. ,
4.30%, 7/1/2044 500,000 603,595
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026 500,000 527,287
2.45%, 2/1/2030 100,000 101,209
3.70%, 12/1/2047 500,000 555,988
3.20%, 8/15/2049 50,000 51,749
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 48,587
2.45%, 6/1/2030 70,000 69,497
2.55%, 6/15/2031 150,000 150,177
3.50%, 6/15/2051 200,000 206,511
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 265,982

38 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Florida LLC,
2.50%, 12/1/2029(b) 70,000 71,932
2.40%, 12/15/2031 95,000 96,167
3.40%, 10/1/2046 500,000 527,478
3.00%, 12/15/2051 45,000 45,350
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 152,486
Duke Energy Progress LLC ,
4.15%, 12/1/2044 500,000 587,322
4.20%, 8/15/2045 500,000 594,290
Edison International ,
3.55%, 11/15/2024 175,000 183,038
4.13%, 3/15/2028 500,000 527,720
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 235,609
Entergy Corp. ,
2.80%, 6/15/2030 80,000 81,413
3.75%, 6/15/2050 35,000 37,674
Entergy Texas, Inc. ,
4.00%, 3/30/2029 750,000 821,323
1.75%, 3/15/2031 400,000 375,054
3.55%, 9/30/2049 200,000 210,957
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043(b) 200,000 232,610
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 255,892
Eversource Energy ,
Series H, 3.15%, 1/15/2025 245,000 255,215
Series Q, 0.80%, 8/15/2025 100,000 97,310
Series O, 4.25%, 4/1/2029 400,000 446,085
Series R, 1.65%, 8/15/2030 100,000 93,497
3.45%, 1/15/2050 100,000 105,230
Exelon Corp. ,
5.63%, 6/15/2035 400,000 508,607
Florida Power & Light Co. ,
2.85%, 4/1/2025(b) 60,000 62,654
3.13%, 12/1/2025 500,000 528,652
5.65%, 2/1/2037 450,000 597,330
3.95%, 3/1/2048 500,000 592,947
2.88%, 12/4/2051 10,000 10,141
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 1,023,019
4.30%, 3/15/2042 500,000 569,244
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 134,266
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 427,134
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 676,418
3.10%, 11/30/2051 175,000 173,847
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 250,000 304,644
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 743,324
4.80%, 9/15/2043 500,000 637,514
2.70%, 8/1/2052 100,000 97,071
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 98,622
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 100,486
Series EE, 3.13%, 8/1/2050 100,000 100,931
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 270,000 271,601
1.90%, 6/15/2028 125,000 123,682
2.75%, 11/1/2029 245,000 251,679
2.44%, 1/15/2032 145,000 145,324
3.00%, 1/15/2052 85,000 84,850
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 194,156
NSTAR Electric Co. ,
3.95%, 4/1/2030(b) 200,000 224,655
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 86,789
Oncor Electric Delivery Co.
LLC ,
2.75%, 5/15/2030(d) 200,000 207,682
4.55%, 12/1/2041 150,000 186,380
5.30%, 6/1/2042 150,000 200,331
3.10%, 9/15/2049 250,000 260,869
2.70%, 11/15/2051(d) 105,000 100,975
Pacific Gas and Electric Co. ,
4.25%, 8/1/2023 500,000 517,568
3.75%, 7/1/2028 800,000 831,860
4.55%, 7/1/2030 500,000 540,598
2.50%, 2/1/2031 150,000 142,884
3.25%, 6/1/2031 200,000 200,661
4.50%, 7/1/2040 300,000 312,421
4.95%, 7/1/2050 500,000 544,528
PacifiCorp ,
5.25%, 6/15/2035 177,000 222,554
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 282,330
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 189,481
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 194,263
4.30%, 3/15/2044 250,000 298,387
Series 34, 3.20%,
3/1/2050(b) 200,000 208,512
Series 36, 2.70%,
1/15/2051(b) 200,000 191,887
Public Service Co. of
Oklahoma ,
Series J, 2.20%,
8/15/2031(b) 100,000 98,207
Series K, 3.15%,
8/15/2051(b) 50,000 50,382
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 160,550
3.95%, 5/1/2042 400,000 459,810
3.20%, 8/1/2049 250,000 262,362
Southern California Edison
Co. ,
Series C, 3.50%, 10/1/2023 500,000 518,409
Series G, 2.50%, 6/1/2031 100,000 100,379

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
6.00%, 1/15/2034 177,000 229,320
4.00%, 4/1/2047 200,000 220,523
Series C, 4.13%, 3/1/2048 200,000 224,348
Series B, 4.88%, 3/1/2049 300,000 366,232
Series H, 3.65%,
6/1/2051(b) 30,000 32,504
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 312,075
4.40%, 7/1/2046(b) 200,000 234,293
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 550,000 591,761
3.25%, 11/1/2051(b) 100,000 99,166
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 115,242
3.63%, 6/15/2050 40,000 44,433
Union Electric Co. ,
2.15%, 3/15/2032 100,000 98,144
3.65%, 4/15/2045 250,000 277,639
3.25%, 10/1/2049 250,000 265,714
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 50,380
Series B, 4.20%, 5/15/2045 200,000 236,593
2.95%, 11/15/2051(b) 50,000 50,182
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 239,986
5.63%, 5/15/2033 59,000 75,893
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 524,937
6.50%, 7/1/2036 177,000 247,565
33,904,775
Electrical Equipment 0.0%
†
Eaton Corp. ,
3.10%, 9/15/2027 500,000 531,938
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 199,977
1.95%, 10/15/2030(b) 100,000 98,631
2.20%, 12/21/2031 100,000 99,536
2.80%, 12/21/2051 45,000 44,078
Rockwell Automation, Inc. ,
1.75%, 8/15/2031 50,000 48,581
2.80%, 8/15/2061 60,000 58,701
1,081,442
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 257,608
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 250,000 257,196
2.95%, 2/15/2032 160,000 161,574
Avnet, Inc. ,
3.00%, 5/15/2031 100,000 98,718
CDW LLC ,
2.67%, 12/1/2026 150,000 153,691
3.28%, 12/1/2028(b) 150,000 153,695
3.57%, 12/1/2031 150,000 156,058
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Corning, Inc. ,
4.38%, 11/15/2057 500,000 594,413
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 139,617
3.00%, 1/15/2031(b) 270,000 277,351
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 77,817
Teledyne Technologies, Inc. ,
0.95%, 4/1/2024 250,000 247,467
2,575,205
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
1.23%, 12/15/2023 100,000 100,455
2.06%, 12/15/2026 345,000 348,096
3.34%, 12/15/2027 285,000 303,775
3.14%, 11/7/2029 85,000 89,496
5.13%, 9/15/2040 200,000 249,640
Halliburton Co. ,
3.80%, 11/15/2025(b) 133,000 142,978
6.70%, 9/15/2038 300,000 411,739
5.00%, 11/15/2045 300,000 358,416
NOV, Inc. ,
3.95%, 12/1/2042(b) 90,000 88,179
2,092,774
Entertainment 0.2%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030 25,000 23,060
2.50%, 9/15/2050(b) 200,000 175,157
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 143,129
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 345,140
3.00%, 2/13/2026 150,000 158,681
3.00%, 7/30/2046 150,000 153,950
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 101,041
2.00%, 9/1/2029 300,000 298,414
2.65%, 1/13/2031 600,000 624,135
6.55%, 3/15/2033 300,000 418,968
6.20%, 12/15/2034 245,000 342,134
6.65%, 11/15/2037 150,000 222,338
3.50%, 5/13/2040 100,000 109,520
5.40%, 10/1/2043 500,000 693,245
4.70%, 3/23/2050(b) 200,000 263,857
3.60%, 1/13/2051 300,000 339,260
4,412,029
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 387,698
American Campus
Communities Operating
Partnership LP ,
2.25%, 1/15/2029 100,000 98,906
2.85%, 2/1/2030 250,000 255,054
American Tower Corp. ,
3.50%, 1/31/2023 250,000 256,715

40 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.,
0.60%, 1/15/2024(b) 155,000 153,341
2.40%, 3/15/2025 125,000 128,352
1.45%, 9/15/2026 105,000 102,740
1.50%, 1/31/2028 300,000 287,013
3.95%, 3/15/2029 300,000 327,097
2.90%, 1/15/2030 110,000 112,732
1.88%, 10/15/2030(b) 165,000 155,919
2.30%, 9/15/2031 145,000 140,828
2.95%, 1/15/2051(b) 300,000 284,164
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 395,000 419,218
1.90%, 12/1/2028(b) 200,000 197,468
3.30%, 6/1/2029 20,000 21,588
2.45%, 1/15/2031 210,000 215,236
2.05%, 1/15/2032(b) 85,000 84,033
Boston Properties LP ,
3.80%, 2/1/2024 250,000 261,457
2.75%, 10/1/2026(b) 250,000 260,135
2.90%, 3/15/2030 100,000 101,832
2.45%, 10/1/2033 300,000 290,514
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 523,848
2.50%, 8/16/2031 100,000 97,858
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 82,489
CC Holdings GS V LLC ,
3.85%, 4/15/2023 250,000 258,702
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 96,143
2.90%, 12/1/2033 100,000 97,669
Crown Castle International
Corp. ,
3.70%, 6/15/2026 60,000 64,302
3.65%, 9/1/2027 750,000 805,700
3.80%, 2/15/2028 150,000 163,214
3.10%, 11/15/2029 260,000 271,470
2.90%, 4/1/2041 200,000 194,505
CubeSmart LP ,
2.25%, 12/15/2028 155,000 155,021
2.00%, 2/15/2031 200,000 192,647
2.50%, 2/15/2032 175,000 174,225
CyrusOne LP ,
2.90%, 11/15/2024 50,000 51,610
3.45%, 11/15/2029 50,000 54,231
Duke Realty LP ,
2.88%, 11/15/2029 125,000 129,874
1.75%, 7/1/2030 65,000 61,754
2.25%, 1/15/2032 200,000 196,141
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 82,430
1.00%, 9/15/2025 50,000 48,500
1.55%, 3/15/2028 100,000 96,185
2.00%, 5/15/2028 30,000 29,444
3.20%, 11/18/2029 105,000 110,364
2.50%, 5/15/2031(b) 90,000 89,938
2.95%, 9/15/2051 100,000 94,380
3.40%, 2/15/2052 200,000 203,905
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
ERP Operating LP ,
3.00%, 4/15/2023 200,000 204,542
1.85%, 8/1/2031 30,000 29,121
4.50%, 7/1/2044 350,000 439,423
Essential Properties LP ,
2.95%, 7/15/2031 100,000 98,506
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 110,620
3.00%, 1/15/2030 75,000 78,601
2.65%, 3/15/2032(b) 35,000 35,111
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 38,884
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 213,161
GLP Capital LP ,
5.30%, 1/15/2029 500,000 567,600
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 250,000 258,055
Healthpeak Properties, Inc. ,
1.35%, 2/1/2027(b) 60,000 58,388
3.50%, 7/15/2029 125,000 135,542
3.00%, 1/15/2030 180,000 188,953
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 256,839
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 101,922
Series J, 2.90%, 12/15/2031 80,000 77,181
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 123,638
2.70%, 1/15/2034 200,000 196,146
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 103,046
Kimco Realty Corp. ,
3.13%, 6/1/2023 500,000 512,427
2.25%, 12/1/2031 25,000 24,360
4.45%, 9/1/2047 250,000 297,582
Life Storage LP ,
2.40%, 10/15/2031 90,000 88,462
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 28,997
2.75%, 3/15/2030 50,000 51,779
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 300,000 304,068
3.50%, 4/15/2051 40,000 41,109
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(b) 550,000 601,504
3.63%, 10/1/2029 100,000 103,792
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 97,235
Physicians Realty LP ,
2.63%, 11/1/2031 50,000 49,951
Prologis LP ,
2.25%, 4/15/2030 160,000 160,813

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Prologis LP,
1.25%, 10/15/2030(b) 65,000 60,448
3.00%, 4/15/2050 65,000 66,952
2.13%, 10/15/2050 155,000 132,802
Public Storage ,
1.50%, 11/9/2026(b) 140,000 139,654
1.85%, 5/1/2028 185,000 184,617
1.95%, 11/9/2028 135,000 134,527
2.30%, 5/1/2031 160,000 161,435
2.25%, 11/9/2031 100,000 100,503
Rayonier LP ,
2.75%, 5/17/2031 45,000 44,896
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 67,198
3.25%, 1/15/2031(b) 265,000 284,944
2.85%, 12/15/2032 400,000 415,079
1.80%, 3/15/2033 55,000 51,527
Regency Centers LP ,
2.95%, 9/15/2029 50,000 51,880
3.70%, 6/15/2030 300,000 328,324
Rexford Industrial Realty LP ,
2.15%, 9/1/2031(b) 90,000 84,978
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 261,755
3.20%, 12/1/2031(b) 100,000 97,724
Simon Property Group LP ,
1.38%, 1/15/2027 100,000 97,663
2.45%, 9/13/2029(b) 250,000 251,702
4.25%, 11/30/2046 500,000 591,841
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 523,434
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 262,918
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 97,786
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 64,918
2.70%, 7/15/2031 195,000 193,413
UDR, Inc. ,
3.00%, 8/15/2031 250,000 260,356
1.90%, 3/15/2033 55,000 50,703
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 276,624
3.00%, 1/15/2030 100,000 103,205
2.50%, 9/1/2031(b) 100,000 98,999
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 547,730
2.05%, 1/15/2029 70,000 68,892
3.10%, 1/15/2030 100,000 104,762
2.75%, 1/15/2031 300,000 305,591
2.75%, 1/15/2032(b) 200,000 201,756
Weyerhaeuser Co. ,
7.38%, 3/15/2032 300,000 422,055
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 132,122
2.45%, 2/1/2032 70,000 68,262
22,039,922
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing 0.3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 484,379
Kroger Co. (The) ,
4.00%, 2/1/2024 500,000 525,926
1.70%, 1/15/2031(b) 290,000 275,345
7.50%, 4/1/2031 257,000 358,985
5.40%, 7/15/2040 200,000 261,894
5.40%, 1/15/2049(b) 50,000 69,819
3.95%, 1/15/2050(b) 100,000 114,983
Sysco Corp. ,
2.40%, 2/15/2030 100,000 100,293
5.95%, 4/1/2030(b) 200,000 249,640
2.45%, 12/14/2031 100,000 100,124
6.60%, 4/1/2050 300,000 466,043
3.15%, 12/14/2051 50,000 49,214
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023(b) 200,000 199,895
3.45%, 6/1/2026 20,000 21,280
3.20%, 4/15/2030(b) 500,000 529,372
4.80%, 11/18/2044 70,000 84,179
Walmart, Inc. ,
2.55%, 4/11/2023(b) 750,000 766,471
3.30%, 4/22/2024 725,000 759,965
1.05%, 9/17/2026(b) 50,000 49,438
1.50%, 9/22/2028(b) 100,000 99,381
1.80%, 9/22/2031(b) 600,000 593,984
2.50%, 9/22/2041 100,000 100,822
4.05%, 6/29/2048 125,000 158,862
2.65%, 9/22/2051(b) 400,000 408,978
6,829,272
Food Products 0.3%
Archer-Daniels-Midland Co. ,
4.02%, 4/16/2043 172,000 206,979
2.70%, 9/15/2051 80,000 80,386
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 100,000 101,488
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 555,266
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 286,611
5.30%, 11/1/2038 250,000 315,897
General Mills, Inc. ,
4.20%, 4/17/2028 500,000 558,360
2.25%, 10/14/2031 100,000 98,808
3.00%, 2/1/2051 100,000 100,272
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 259,159
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 199,222
3.05%, 6/3/2051(b) 200,000 212,408
J M Smucker Co. (The) ,
2.13%, 3/15/2032(b) 100,000 96,713
4.25%, 3/15/2035 300,000 350,378
Kellogg Co. ,
3.25%, 4/1/2026 125,000 132,362
4.50%, 4/1/2046(b) 250,000 310,180
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 107,557

42 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044(b) 250,000 322,005
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 60,056
3.63%, 2/13/2026 300,000 323,440
2.75%, 4/13/2030 200,000 206,101
1.50%, 2/4/2031 70,000 65,644
2.63%, 9/4/2050 40,000 37,362
Tyson Foods, Inc. ,
3.55%, 6/2/2027(b) 500,000 538,207
4.55%, 6/2/2047 100,000 123,923
5.10%, 9/28/2048 250,000 336,235
Unilever Capital Corp. ,
2.00%, 7/28/2026 100,000 102,245
1.38%, 9/14/2030 165,000 156,447
5.90%, 11/15/2032 206,000 276,944
2.63%, 8/12/2051(b) 200,000 197,738
6,718,393
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027 500,000 528,802
4.30%, 10/1/2048 100,000 122,036
3.38%, 9/15/2049 160,000 169,831
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 102,969
National Fuel Gas Co. ,
3.75%, 3/1/2023(b) 250,000 255,508
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 306,896
Southwest Gas Corp. ,
3.18%, 8/15/2051 90,000 86,245
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 111,771
1,684,058
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 97,734
3.75%, 11/30/2026(b) 298,000 329,300
1.15%, 1/30/2028(b) 90,000 87,474
1.40%, 6/30/2030(b) 95,000 91,663
5.30%, 5/27/2040 500,000 690,409
4.90%, 11/30/2046 250,000 341,800
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 476,692
1.92%, 2/1/2027(b)(d) 280,000 281,027
2.27%, 12/1/2028(b)(d) 190,000 191,376
3.13%, 12/1/2051(d) 30,000 30,865
Becton Dickinson and Co. ,
3.73%, 12/15/2024 156,000 165,818
3.70%, 6/6/2027(b) 326,000 355,266
4.67%, 6/6/2047 200,000 252,166
3.79%, 5/20/2050 200,000 224,414
Boston Scientific Corp. ,
3.85%, 5/15/2025 255,000 274,048
4.00%, 3/1/2029 500,000 555,237
4.70%, 3/1/2049 150,000 189,986
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 103,319
3.25%, 11/15/2039 100,000 106,751
3.40%, 11/15/2049 140,000 150,019
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 317,383
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 430,549
4.63%, 3/15/2045(b) 300,000 392,892
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 151,288
Stryker Corp. ,
3.38%, 11/1/2025 160,000 170,550
3.50%, 3/15/2026 70,000 75,017
4.63%, 3/15/2046 200,000 256,110
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031(b) 200,000 201,051
4.45%, 8/15/2045(b) 150,000 177,900
7,168,104
Health Care Providers & Services 0.9%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 70,504
Series 2020, 3.01%,
6/15/2050 66,000 68,025
Aetna, Inc. ,
2.80%, 6/15/2023 500,000 512,305
6.63%, 6/15/2036 250,000 354,391
3.88%, 8/15/2047 200,000 222,476
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 58,564
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 235,643
Anthem, Inc. ,
4.10%, 3/1/2028 750,000 831,570
2.25%, 5/15/2030 200,000 199,286
4.63%, 5/15/2042 250,000 310,668
5.10%, 1/15/2044 300,000 396,050
4.65%, 8/15/2044 250,000 313,367
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 231,624
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 41,194
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 86,038
Cardinal Health, Inc. ,
3.41%, 6/15/2027(b) 500,000 536,242
4.37%, 6/15/2047 200,000 225,384
Cigna Corp. ,
3.00%, 7/15/2023 500,000 514,316
3.50%, 6/15/2024 500,000 524,241
3.25%, 4/15/2025 250,000 262,585
3.05%, 10/15/2027 400,000 424,612
4.38%, 10/15/2028 300,000 340,950
2.38%, 3/15/2031 110,000 110,565

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Corp.,
4.80%, 7/15/2046 250,000 315,519
4.90%, 12/15/2048 600,000 775,275
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 36,650
2.78%, 10/1/2030 77,000 78,811
3.82%, 10/1/2049(b) 108,000 122,075
4.19%, 10/1/2049 37,000 43,050
3.91%, 10/1/2050 149,000 165,768
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 65,748
4.30%, 3/25/2028 152,000 170,573
1.75%, 8/21/2030 360,000 343,062
1.88%, 2/28/2031(b) 210,000 201,475
2.13%, 9/15/2031(b) 10,000 9,793
4.88%, 7/20/2035 500,000 611,325
4.13%, 4/1/2040 200,000 229,618
5.13%, 7/20/2045 300,000 389,959
5.05%, 3/25/2048 900,000 1,176,694
4.25%, 4/1/2050 85,000 102,732
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 117,242
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 1,075,278
4.13%, 6/15/2029 250,000 275,094
2.38%, 7/15/2031(b) 50,000 49,223
5.50%, 6/15/2047 350,000 457,989
5.25%, 6/15/2049 80,000 102,746
3.50%, 7/15/2051 45,000 45,876
Humana, Inc. ,
1.35%, 2/3/2027 280,000 272,265
2.15%, 2/3/2032(b) 215,000 207,891
3.95%, 8/15/2049(b) 150,000 170,759
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 23,730
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041 86,000 86,465
4.88%, 4/1/2042 250,000 330,253
Series 2019, 3.27%,
11/1/2049 122,000 130,525
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 34,598
2.95%, 12/1/2029 250,000 260,073
4.70%, 2/1/2045 75,000 91,276
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 49,695
Series 2020, 3.19%,
7/1/2049 100,000 105,937
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 84,903
McKesson Corp. ,
1.30%, 8/15/2026 100,000 97,612
3.95%, 2/16/2028 250,000 274,488
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 58,222
4.13%, 7/1/2052 50,000 62,937
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 38,113
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 237,919
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 50,000 56,782
4.26%, 11/1/2047 35,000 41,320
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 136,400
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 44,658
Series 21A, 2.70%,
10/1/2051 151,000 145,943
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 390,502
4.20%, 6/30/2029 100,000 112,902
2.95%, 6/30/2030 75,000 77,934
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 35,655
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 44,122
Series 2018, 4.09%,
8/15/2048 50,000 58,761
Series 20A, 3.36%,
8/15/2050 134,000 140,411
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 68,005
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(b) 120,000 118,702
3.38%, 4/15/2027 200,000 216,693
2.95%, 10/15/2027(b) 200,000 213,296
2.30%, 5/15/2031 75,000 76,306
4.63%, 7/15/2035 105,000 131,202
5.80%, 3/15/2036 708,000 981,956
3.05%, 5/15/2041 180,000 188,392
3.95%, 10/15/2042(b) 250,000 291,388
4.75%, 7/15/2045 250,000 327,268
3.70%, 8/15/2049 500,000 575,351
3.25%, 5/15/2051 60,000 64,910
3.88%, 8/15/2059(b) 300,000 359,021
3.13%, 5/15/2060(b) 100,000 103,251
Universal Health Services,
Inc. ,
1.65%, 9/1/2026(d) 100,000 98,151
2.65%, 1/15/2032(d) 100,000 98,265

44 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 52,639
21,700,022
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 233,744
Expedia Group, Inc. ,
3.80%, 2/15/2028 200,000 213,830
3.25%, 2/15/2030 165,000 168,382
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 108,719
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 50,000 50,904
3.50%, 8/18/2026(b) 105,000 106,280
3.90%, 8/8/2029(b) 40,000 40,279
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 186,856
Series HH, 2.85%,
4/15/2031 200,000 199,388
Series GG, 3.50%,
10/15/2032 200,000 209,451
McDonald's Corp. ,
3.80%, 4/1/2028 200,000 219,735
4.70%, 12/9/2035 400,000 486,992
4.88%, 7/15/2040 250,000 314,771
4.88%, 12/9/2045 250,000 321,189
3.63%, 9/1/2049(b) 200,000 221,145
4.20%, 4/1/2050 200,000 242,062
Sands China Ltd. ,
3.80%, 1/8/2026(b) 400,000 402,056
5.40%, 8/8/2028 200,000 215,284
Starbucks Corp. ,
3.50%, 3/1/2028 250,000 270,380
2.55%, 11/15/2030(b) 200,000 203,970
4.45%, 8/15/2049 250,000 307,721
3.50%, 11/15/2050 200,000 215,360
4,938,498
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 221,225
1.30%, 10/15/2026 220,000 214,822
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 175,000 175,603
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 126,503
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 65,017
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 533,305
2.40%, 5/15/2031(b) 175,000 175,230
1,511,705
Household Products 0.1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031(b) 100,000 100,854
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Kimberly-Clark Corp. ,
2.40%, 6/1/2023 500,000 511,534
6.63%, 8/1/2037 130,000 196,377
3.20%, 7/30/2046 165,000 180,153
2.88%, 2/7/2050(b) 100,000 102,510
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 234,141
1.00%, 4/23/2026(b) 170,000 168,058
2.85%, 8/11/2027(b) 250,000 267,460
1.20%, 10/29/2030(b) 100,000 94,574
1.95%, 4/23/2031(b) 300,000 302,479
3.60%, 3/25/2050(b) 300,000 373,065
2,531,205
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 400,000 389,722
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 200,000 255,128
644,850
Industrial Conglomerates 0.2%
3M Co. ,
2.00%, 2/14/2025 200,000 204,596
3.00%, 8/7/2025 400,000 423,434
2.38%, 8/26/2029 200,000 205,161
3.05%, 4/15/2030(b) 100,000 107,226
5.70%, 3/15/2037 415,000 575,597
3.25%, 8/26/2049(b) 90,000 98,012
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 423,000 504,791
General Electric Co. ,
6.75%, 3/15/2032 175,000 238,657
Honeywell International, Inc. ,
1.35%, 6/1/2025 40,000 40,161
2.50%, 11/1/2026 500,000 523,451
1.10%, 3/1/2027 100,000 97,130
2.70%, 8/15/2029 500,000 523,615
1.75%, 9/1/2031(b) 100,000 97,374
2.80%, 6/1/2050(b) 90,000 93,553
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 51,263
1.00%, 9/15/2025 60,000 58,621
2.95%, 9/15/2029 90,000 93,086
1.75%, 2/15/2031(b) 245,000 230,056
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 309,299
4,475,083
Insurance 0.7%
Aflac, Inc. ,
3.60%, 4/1/2030 500,000 551,153
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 54,206
3.25%, 8/15/2051 50,000 49,259

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 255,937
American International Group,
Inc. ,
3.90%, 4/1/2026 175,000 189,666
4.25%, 3/15/2029 200,000 228,530
3.88%, 1/15/2035 250,000 276,400
4.80%, 7/10/2045 150,000 192,200
4.38%, 6/30/2050 200,000 249,303
4.38%, 1/15/2055 250,000 306,584
Aon Corp. ,
2.80%, 5/15/2030 200,000 206,116
2.05%, 8/23/2031 50,000 48,608
2.60%, 12/2/2031 25,000 25,435
2.90%, 8/23/2051 50,000 48,129
Aon plc ,
4.60%, 6/14/2044 250,000 306,820
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 323,288
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031 200,000 196,738
3.05%, 3/9/2052 100,000 96,712
Athene Holding Ltd. ,
6.15%, 4/3/2030 150,000 185,583
Berkshire Hathaway Finance
Corp. ,
4.30%, 5/15/2043 250,000 299,117
4.25%, 1/15/2049 300,000 368,366
2.85%, 10/15/2050 45,000 44,338
2.50%, 1/15/2051 230,000 213,517
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 234,233
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 500,000 512,108
3.35%, 5/3/2026 90,000 96,492
4.35%, 11/3/2045(b) 250,000 309,142
2.85%, 12/15/2051 50,000 50,154
3.05%, 12/15/2061 35,000 35,707
Enstar Group Ltd. ,
3.10%, 9/1/2031(b) 80,000 78,417
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 131,125
3.13%, 10/15/2052 50,000 48,670
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051(b) 35,000 33,445
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 73,376
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 246,628
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 99,431
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 432,408
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 519,936
Loews Corp. ,
4.13%, 5/15/2043 200,000 230,522
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 537,934
Markel Corp. ,
3.35%, 9/17/2029 475,000 513,074
3.45%, 5/7/2052 100,000 103,088
Marsh & McLennan Cos., Inc. ,
4.20%, 3/1/2048 500,000 606,866
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 539,177
5.70%, 6/15/2035(b) 159,000 213,334
6.40%, 12/15/2036 300,000 369,065
4.88%, 11/13/2043 250,000 324,222
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 105,000 126,525
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 528,039
4.30%, 11/15/2046 200,000 245,842
Progressive Corp. (The) ,
6.25%, 12/1/2032 162,000 221,891
3.70%, 1/26/2045 250,000 279,465
Prudential Financial, Inc. ,
4.60%, 5/15/2044 250,000 310,068
3.91%, 12/7/2047 186,000 215,962
3.94%, 12/7/2049 505,000 589,071
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 338,691
4.10%, 3/4/2049 200,000 241,927
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 266,989
Unum Group ,
4.00%, 6/15/2029 250,000 275,938
4.13%, 6/15/2051 50,000 50,750
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 114,414
Willis North America, Inc. ,
4.50%, 9/15/2028 400,000 447,113
2.95%, 9/15/2029 65,000 66,540
XLIT Ltd. ,
4.45%, 3/31/2025 500,000 541,986
15,915,770
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024(b) 750,000 790,212
0.45%, 8/15/2025 45,000 43,966
2.00%, 8/15/2026(b) 500,000 515,229
0.80%, 8/15/2027(b) 90,000 87,144
1.10%, 8/15/2030(b) 165,000 155,967
1.90%, 8/15/2040 100,000 91,060
2.05%, 8/15/2050(b) 200,000 178,487
Baidu, Inc. ,
3.88%, 9/29/2023(b) 400,000 416,889

46 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Baidu, Inc.,
4.38%, 3/29/2028(b) 200,000 221,397
2,500,351
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 529,284
4.00%, 12/6/2037 200,000 216,794
4.20%, 12/6/2047(b) 500,000 549,861
Amazon.com, Inc. ,
0.45%, 5/12/2024 250,000 247,525
2.80%, 8/22/2024 250,000 261,679
1.00%, 5/12/2026(b) 250,000 247,571
3.15%, 8/22/2027(b) 250,000 270,005
1.65%, 5/12/2028 200,000 200,330
1.50%, 6/3/2030(b) 500,000 484,535
2.10%, 5/12/2031(b) 300,000 304,082
4.80%, 12/5/2034(b) 500,000 638,562
3.88%, 8/22/2037 350,000 411,367
2.88%, 5/12/2041 200,000 207,690
4.05%, 8/22/2047 500,000 606,223
3.10%, 5/12/2051 300,000 320,287
4.25%, 8/22/2057 250,000 320,101
2.70%, 6/3/2060 100,000 96,360
eBay, Inc. ,
1.40%, 5/10/2026 40,000 39,385
3.60%, 6/5/2027(b) 500,000 543,648
2.60%, 5/10/2031(b) 75,000 75,733
3.65%, 5/10/2051 100,000 108,746
6,679,768
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 119,567
1.25%, 9/1/2030 400,000 376,451
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 228,641
2.60%, 5/1/2031 135,000 135,505
CGI, Inc. ,
1.45%, 9/14/2026(d) 50,000 48,893
2.30%, 9/14/2031(d) 50,000 48,150
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 98,815
2.38%, 9/15/2028 100,000 97,753
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026(b) 95,000 92,537
1.65%, 3/1/2028 110,000 106,502
2.25%, 3/1/2031 270,000 264,043
3.10%, 3/1/2041 75,000 75,727
Fiserv, Inc. ,
2.75%, 7/1/2024 350,000 362,013
2.25%, 6/1/2027(b) 400,000 406,957
3.50%, 7/1/2029 300,000 322,632
2.65%, 6/1/2030(b) 215,000 218,160
4.40%, 7/1/2049 200,000 238,269
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 256,919
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Global Payments, Inc.,
2.15%, 1/15/2027(b) 90,000 90,358
4.45%, 6/1/2028(b) 300,000 334,644
3.20%, 8/15/2029 150,000 156,234
2.90%, 11/15/2031 155,000 157,214
International Business
Machines Corp. ,
3.50%, 5/15/2029 400,000 434,096
1.95%, 5/15/2030 400,000 391,039
5.88%, 11/29/2032 233,000 306,540
4.00%, 6/20/2042 500,000 575,103
4.25%, 5/15/2049(b) 300,000 363,858
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b)(d) 150,000 145,502
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 307,569
3.30%, 3/26/2027 60,000 64,838
2.95%, 6/1/2029 200,000 214,253
3.35%, 3/26/2030 370,000 407,018
2.00%, 11/18/2031(b) 300,000 299,083
3.80%, 11/21/2046 250,000 295,626
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 70,000 70,568
2.40%, 10/1/2024 85,000 87,972
1.65%, 6/1/2025 95,000 96,161
2.85%, 10/1/2029(b) 170,000 178,914
2.30%, 6/1/2030(b) 100,000 101,565
3.25%, 6/1/2050(b) 120,000 128,531
Visa, Inc. ,
3.15%, 12/14/2025 135,000 144,044
1.10%, 2/15/2031(b) 300,000 280,070
4.30%, 12/14/2045 750,000 943,774
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 185,114
10,257,222
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 62,325
Hasbro, Inc. ,
3.00%, 11/19/2024 100,000 104,066
3.55%, 11/19/2026 100,000 107,214
3.90%, 11/19/2029 100,000 110,254
5.10%, 5/15/2044 100,000 124,465
508,324
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
3.88%, 7/15/2023 250,000 259,120
2.75%, 9/15/2029 165,000 170,334
Danaher Corp. ,
3.35%, 9/15/2025 250,000 266,210
2.80%, 12/10/2051 140,000 138,055
PerkinElmer, Inc. ,
1.90%, 9/15/2028 60,000 58,576
3.30%, 9/15/2029 100,000 105,840
2.25%, 9/15/2031 35,000 34,032
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 115,000 114,249
2.60%, 10/1/2029(b) 325,000 337,782

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
2.00%, 10/15/2031 55,000 54,190
2.80%, 10/15/2041 30,000 30,348
5.30%, 2/1/2044 100,000 137,538
1,706,274
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 73,204
6.05%, 8/15/2036 177,000 249,740
3.25%, 9/19/2049 330,000 361,678
CNH Industrial Capital LLC ,
1.45%, 7/15/2026 150,000 146,784
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 46,064
Deere & Co. ,
3.90%, 6/9/2042 250,000 296,823
Dover Corp. ,
2.95%, 11/4/2029 45,000 47,467
5.38%, 3/1/2041 100,000 129,523
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 97,301
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 263,879
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 307,724
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 500,000 569,549
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028 250,000 283,997
2.30%, 3/15/2030 500,000 506,852
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(f) 250,000 284,178
3,664,763
Media 0.7%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 451,454
4.20%, 3/15/2028 200,000 219,028
2.25%, 1/15/2029 100,000 97,570
5.05%, 3/30/2029 150,000 171,721
2.30%, 2/1/2032 300,000 284,770
6.38%, 10/23/2035 500,000 645,873
3.50%, 3/1/2042 100,000 96,989
5.38%, 5/1/2047 400,000 477,442
5.75%, 4/1/2048 500,000 623,529
4.80%, 3/1/2050 400,000 447,853
3.85%, 4/1/2061 310,000 292,333
3.95%, 6/30/2062 100,000 96,338
Comcast Corp. ,
3.15%, 2/15/2028 500,000 536,687
3.40%, 4/1/2030(b) 365,000 398,350
1.95%, 1/15/2031(b) 200,000 195,958
4.25%, 1/15/2033 250,000 292,562
7.05%, 3/15/2033 295,000 424,401
4.40%, 8/15/2035 200,000 239,664
6.50%, 11/15/2035 100,000 143,559
3.90%, 3/1/2038 250,000 282,925
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
3.40%, 7/15/2046 250,000 264,790
3.97%, 11/1/2047 743,000 855,451
4.70%, 10/15/2048(b) 400,000 509,338
4.00%, 11/1/2049 863,000 999,995
2.45%, 8/15/2052(b) 300,000 268,616
2.94%, 11/1/2056(d) 677,000 644,865
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 283,125
4.90%, 3/11/2026(b) 115,000 128,167
3.95%, 3/20/2028 500,000 543,397
3.63%, 5/15/2030(b) 200,000 213,813
5.00%, 9/20/2037 125,000 149,146
4.00%, 9/15/2055 387,000 408,854
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 409,469
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 339,112
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 159,568
3.38%, 3/1/2041 220,000 226,507
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 953,708
ViacomCBS, Inc. ,
3.88%, 4/1/2024(b) 200,000 210,586
5.50%, 5/15/2033 118,000 146,773
4.38%, 3/15/2043 459,000 522,196
4.60%, 1/15/2045 250,000 296,337
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 581,426
15,534,245
Metals & Mining 0.2%
ArcelorMittal SA ,
7.00%, 10/15/2039(f) 100,000 137,768
Barrick Gold Corp. ,
5.25%, 4/1/2042(b) 150,000 194,522
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 339,656
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 95,116
5.00%, 9/30/2043(b) 400,000 528,972
Newmont Corp. ,
2.60%, 7/15/2032 115,000 115,246
5.88%, 4/1/2035 236,000 306,605
4.88%, 3/15/2042 150,000 187,870
Nucor Corp. ,
4.00%, 8/1/2023 500,000 521,177
Reliance Steel & Aluminum
Co. ,
4.50%, 4/15/2023 250,000 258,776
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 278,476
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 250,000 298,907
Southern Copper Corp. ,
3.88%, 4/23/2025 200,000 213,500

48 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Southern Copper Corp.,
6.75%, 4/16/2040(b) 250,000 349,687
5.88%, 4/23/2045(b) 230,000 315,910
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 331,572
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 310,503
6.88%, 11/10/2039(b) 250,000 335,628
5,119,891
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 250,000 256,041
3.50%, 4/3/2030 500,000 540,321
Dollar Tree, Inc. ,
2.65%, 12/1/2031 50,000 50,109
3.38%, 12/1/2051 50,000 50,335
Kohl's Corp. ,
5.55%, 7/17/2045 50,000 58,299
Target Corp. ,
2.25%, 4/15/2025 280,000 288,552
2.50%, 4/15/2026(b) 750,000 784,987
2.35%, 2/15/2030 105,000 107,903
2.65%, 9/15/2030 450,000 471,678
3.63%, 4/15/2046 200,000 234,948
2,843,173
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 318,302
1.95%, 3/15/2027 80,000 80,230
Ameren Illinois Co. ,
2.90%, 6/15/2051 100,000 101,376
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 500,000 644,284
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 218,074
3.88%, 10/15/2049(b) 100,000 109,376
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031 85,000 86,152
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031 50,000 50,299
3.95%, 3/1/2043 500,000 543,029
4.50%, 12/1/2045 500,000 590,250
3.70%, 11/15/2059 100,000 106,725
3.60%, 6/15/2061 200,000 211,082
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 375,944
3.10%, 8/15/2050 45,000 46,855
2.65%, 8/15/2052 25,000 24,318
2.50%, 5/1/2060 265,000 233,613
Delmarva Power & Light Co. ,
3.50%, 11/15/2023 250,000 260,095
Dominion Energy, Inc. ,
Series C, 2.25%, 8/15/2031 30,000 29,298
Series E, 6.30%, 3/15/2033 10,000 13,114
Series B, 5.95%, 6/15/2035 151,000 196,943
Series C, 4.90%, 8/1/2041 600,000 737,952
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 170,000 166,559
2.95%, 3/1/2030 50,000 51,273
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 155,738
1.70%, 2/15/2031(b) 85,000 79,357
5.95%, 6/15/2041 300,000 410,783
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 200,000 199,217
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 264,181
2.38%, 6/15/2028 200,000 196,856
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 268,065
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 100,000 95,689
4.15%, 5/15/2048 200,000 237,886
Sempra Energy ,
6.00%, 10/15/2039 220,000 303,643
4.00%, 2/1/2048 150,000 166,864
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 234,116
4.40%, 6/1/2043 250,000 284,846
Series 21A, 3.15%,
9/30/2051 100,000 98,740
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 118,000 124,942
8,316,066
Oil, Gas & Consumable Fuels 1.9%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 533,323
3.06%, 6/17/2041 50,000 50,600
3.00%, 2/24/2050(b) 500,000 492,209
2.77%, 11/10/2050 300,000 282,599
2.94%, 6/4/2051 150,000 143,980
3.00%, 3/17/2052 50,000 48,928
3.38%, 2/8/2061 50,000 51,367
BP Capital Markets plc ,
3.54%, 11/4/2024 250,000 266,251
3.72%, 11/28/2028 500,000 548,723
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 531,104
6.25%, 3/15/2038 340,000 447,343
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 44,027
6.75%, 11/15/2039 120,000 162,817
5.40%, 6/15/2047 200,000 248,986
3.75%, 2/15/2052(b) 25,000 25,061
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 282,079
3.70%, 11/15/2029 65,000 69,625
2.74%, 12/31/2039(d) 100,000 97,560

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp. ,
1.14%, 5/11/2023 55,000 55,309
1.55%, 5/11/2025 200,000 201,696
2.95%, 5/16/2026 300,000 317,611
2.00%, 5/11/2027 120,000 121,796
2.24%, 5/11/2030 60,000 60,687
3.08%, 5/11/2050 25,000 26,539
Chevron USA, Inc. ,
0.69%, 8/12/2025 140,000 136,962
1.02%, 8/12/2027 120,000 115,560
3.85%, 1/15/2028 50,000 55,357
2.34%, 8/12/2050(b) 200,000 184,509
CNOOC Finance 2013 Ltd. ,
3.00%, 5/9/2023 750,000 766,880
3.30%, 9/30/2049 200,000 187,031
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 526,663
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 164,141
6.40%, 5/15/2037 200,000 262,158
ConocoPhillips ,
3.75%, 10/1/2027(d) 500,000 548,096
5.90%, 10/15/2032 177,000 231,184
6.50%, 2/1/2039 400,000 581,056
ConocoPhillips Co. ,
6.95%, 4/15/2029(b) 250,000 328,905
4.30%, 11/15/2044 155,000 185,740
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 66,495
Devon Energy Corp. ,
4.75%, 5/15/2042(b) 300,000 347,349
Diamondback Energy, Inc. ,
4.75%, 5/31/2025 300,000 328,631
3.50%, 12/1/2029 100,000 106,041
4.40%, 3/24/2051(b) 50,000 57,310
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(d) 200,000 206,383
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(b)(f) 150,000 161,162
Enbridge Energy Partners LP ,
5.88%, 10/15/2025 250,000 284,497
Enbridge, Inc. ,
0.55%, 10/4/2023 40,000 39,689
1.60%, 10/4/2026(b) 95,000 93,637
3.70%, 7/15/2027(b) 500,000 539,086
3.13%, 11/15/2029(b) 150,000 157,080
2.50%, 8/1/2033 200,000 196,288
4.00%, 11/15/2049(b) 250,000 280,238
3.40%, 8/1/2051(b) 65,000 65,887
Energy Transfer LP ,
3.45%, 1/15/2023(b) 250,000 254,539
3.60%, 2/1/2023 500,000 509,699
4.90%, 2/1/2024 250,000 264,463
4.75%, 1/15/2026 250,000 273,465
3.75%, 5/15/2030(b) 60,000 63,579
6.05%, 6/1/2041 75,000 91,767
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
5.35%, 5/15/2045 500,000 574,220
5.30%, 4/15/2047 300,000 347,630
6.25%, 4/15/2049(b) 500,000 653,131
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 750,000 787,484
2.80%, 1/31/2030(b) 120,000 125,117
6.13%, 10/15/2039 285,000 384,735
4.45%, 2/15/2043 500,000 570,412
4.85%, 3/15/2044 100,000 120,357
4.25%, 2/15/2048 250,000 282,966
3.70%, 1/31/2051 350,000 367,197
3.20%, 2/15/2052 300,000 294,142
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 81,509
Equinor ASA ,
3.70%, 3/1/2024 500,000 527,319
3.25%, 11/10/2024 500,000 526,604
3.70%, 4/6/2050 500,000 572,340
Exxon Mobil Corp. ,
1.57%, 4/15/2023 200,000 202,254
3.18%, 3/15/2024(b) 500,000 522,465
2.02%, 8/16/2024 100,000 102,459
2.71%, 3/6/2025 500,000 519,912
3.04%, 3/1/2026 235,000 248,607
2.28%, 8/16/2026 100,000 103,201
3.29%, 3/19/2027(b) 200,000 215,334
3.48%, 3/19/2030 250,000 273,739
2.61%, 10/15/2030(b) 250,000 259,101
4.23%, 3/19/2040 200,000 236,101
3.10%, 8/16/2049 250,000 253,198
4.33%, 3/19/2050 326,000 400,280
3.45%, 4/15/2051 274,000 296,816
Hess Corp. ,
4.30%, 4/1/2027 500,000 544,526
5.60%, 2/15/2041(b) 250,000 308,640
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 266,463
5.80%, 3/15/2035 206,000 258,388
6.38%, 3/1/2041 250,000 331,292
5.00%, 8/15/2042 350,000 405,913
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 172,903
1.75%, 11/15/2026 300,000 298,826
2.00%, 2/15/2031(b) 50,000 47,580
5.30%, 12/1/2034 350,000 421,189
5.05%, 2/15/2046 250,000 299,638
3.25%, 8/1/2050(b) 200,000 191,388
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 350,000 388,863
3.95%, 3/1/2050 25,000 26,481
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 151,991
6.60%, 10/1/2037(b) 70,000 91,461
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 262,840
6.50%, 3/1/2041 250,000 343,720

50 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP ,
4.50%, 7/15/2023 150,000 156,156
4.88%, 6/1/2025 250,000 273,565
1.75%, 3/1/2026(b) 160,000 158,390
4.25%, 12/1/2027 750,000 830,707
4.00%, 3/15/2028 500,000 541,830
2.65%, 8/15/2030 190,000 189,132
4.50%, 4/15/2038(b) 250,000 279,963
4.70%, 4/15/2048 250,000 288,432
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 544,527
6.13%, 2/1/2041 100,000 125,987
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 540,559
4.35%, 3/15/2029 500,000 544,936
5.20%, 7/15/2048(b) 250,000 302,123
Phillips 66 ,
4.65%, 11/15/2034 200,000 234,338
5.88%, 5/1/2042 382,000 526,186
3.30%, 3/15/2052 110,000 109,878
Phillips 66 Partners LP ,
3.61%, 2/15/2025(b) 500,000 526,311
4.90%, 10/1/2046 50,000 60,872
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030(b) 200,000 189,948
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 218,138
5.15%, 6/1/2042(b) 350,000 384,535
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,123,176
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 115,594
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 683,682
TotalEnergies Capital Canada
Ltd. ,
2.75%, 7/15/2023 750,000 770,578
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030(b) 500,000 523,533
3.13%, 5/29/2050(b) 200,000 205,005
3.39%, 6/29/2060 100,000 106,052
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 95,000 94,162
4.88%, 1/15/2026 285,000 317,358
4.25%, 5/15/2028(b) 500,000 557,568
2.50%, 10/12/2031 100,000 99,456
4.63%, 3/1/2034 250,000 293,495
5.85%, 3/15/2036(b) 750,000 977,232
Valero Energy Corp. ,
4.00%, 4/1/2029(b) 250,000 272,043
2.80%, 12/1/2031 100,000 99,688
7.50%, 4/15/2032 118,000 162,778
6.63%, 6/15/2037(b) 200,000 269,432
3.65%, 12/1/2051 100,000 99,359
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 540,158
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The),
3.50%, 11/15/2030(b) 400,000 425,163
5.80%, 11/15/2043 250,000 325,684
4.90%, 1/15/2045 350,000 418,435
43,938,623
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 386,366
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 231,502
5.00%, 1/15/2030 200,000 219,252
837,120
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 85,000 87,310
2.38%, 12/1/2029 35,000 35,697
1.95%, 3/15/2031 100,000 98,506
3.13%, 12/1/2049(b) 150,000 164,066
385,579
Pharmaceuticals 1.0%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(b) 200,000 197,452
1.75%, 5/28/2028 125,000 124,273
2.25%, 5/28/2031 35,000 35,245
AstraZeneca plc ,
3.38%, 11/16/2025 500,000 536,615
0.70%, 4/8/2026 200,000 193,452
1.38%, 8/6/2030 200,000 188,812
6.45%, 9/15/2037 200,000 294,020
4.00%, 9/18/2042 250,000 298,609
2.13%, 8/6/2050 85,000 75,401
3.00%, 5/28/2051(b) 180,000 188,651
Bristol-Myers Squibb Co. ,
3.25%, 2/20/2023 242,000 248,376
2.90%, 7/26/2024(b) 319,000 333,811
3.88%, 8/15/2025 237,000 256,476
3.20%, 6/15/2026 200,000 215,066
3.90%, 2/20/2028(b) 250,000 278,644
3.25%, 8/1/2042 250,000 266,076
5.00%, 8/15/2045 300,000 398,523
4.55%, 2/20/2048 250,000 319,274
4.25%, 10/26/2049 400,000 494,306
Eli Lilly & Co. ,
2.75%, 6/1/2025(b) 95,000 99,063
2.25%, 5/15/2050(b) 300,000 274,386
2.50%, 9/15/2060 150,000 141,019
GlaxoSmithKline Capital plc ,
0.53%, 10/1/2023 1,000,000 996,102
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 335,766
5.38%, 4/15/2034 201,000 265,897
4.20%, 3/18/2043 300,000 364,682
Johnson & Johnson ,
2.45%, 3/1/2026 250,000 260,851
4.95%, 5/15/2033 663,000 845,946
3.63%, 3/3/2037 100,000 114,800
3.70%, 3/1/2046 250,000 293,684

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson,
3.75%, 3/3/2047(b) 100,000 117,585
2.45%, 9/1/2060(b) 500,000 472,112
Merck & Co., Inc. ,
2.80%, 5/18/2023(b) 500,000 514,705
2.75%, 2/10/2025 220,000 230,415
1.70%, 6/10/2027(b) 170,000 171,018
1.90%, 12/10/2028(b) 130,000 130,612
2.15%, 12/10/2031 115,000 115,321
3.90%, 3/7/2039 100,000 117,373
3.60%, 9/15/2042 250,000 279,021
4.15%, 5/18/2043(b) 350,000 425,327
4.00%, 3/7/2049 350,000 424,289
2.75%, 12/10/2051 70,000 69,265
2.90%, 12/10/2061 100,000 99,480
Novartis Capital Corp. ,
3.10%, 5/17/2027 500,000 533,188
4.40%, 5/6/2044(b) 200,000 255,685
4.00%, 11/20/2045 200,000 242,612
Pfizer, Inc. ,
3.40%, 5/15/2024 500,000 529,581
0.80%, 5/28/2025 125,000 123,505
2.63%, 4/1/2030 100,000 105,356
1.70%, 5/28/2030(b) 140,000 137,136
1.75%, 8/18/2031(b) 100,000 97,648
7.20%, 3/15/2039 525,000 847,196
2.55%, 5/28/2040 45,000 44,896
4.00%, 3/15/2049(b) 500,000 608,857
2.70%, 5/28/2050(b) 65,000 65,392
Pharmacia LLC ,
6.60%, 12/1/2028(b)(f) 177,000 229,992
Royalty Pharma plc ,
2.20%, 9/2/2030 50,000 48,397
2.15%, 9/2/2031 35,000 33,063
3.55%, 9/2/2050 300,000 297,441
3.35%, 9/2/2051(b) 50,000 47,827
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 500,000 514,239
3.20%, 9/23/2026 925,000 981,115
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 195,851
3.03%, 7/9/2040 200,000 203,516
3.18%, 7/9/2050(b) 300,000 302,400
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 800,000 862,550
5.25%, 6/15/2046 200,000 245,021
Viatris, Inc. ,
1.65%, 6/22/2025 200,000 199,242
2.30%, 6/22/2027 400,000 402,332
2.70%, 6/22/2030 150,000 150,532
4.00%, 6/22/2050 200,000 213,017
Wyeth LLC ,
6.50%, 2/1/2034 206,000 293,967
Zoetis, Inc. ,
3.25%, 2/1/2023 600,000 611,408
4.50%, 11/13/2025 230,000 253,194
3.90%, 8/20/2028 350,000 388,341
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Zoetis, Inc.,
3.00%, 5/15/2050(b) 300,000 311,893
22,478,191
Professional Services 0.1%
Equifax, Inc. ,
2.35%, 9/15/2031 100,000 98,645
Thomson Reuters Corp. ,
4.30%, 11/23/2023 500,000 525,394
3.35%, 5/15/2026(b) 280,000 297,144
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 268,606
3.63%, 5/15/2050 85,000 92,429
1,282,218
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 558,821
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 156,090
3.75%, 4/1/2024(b) 500,000 525,953
3.65%, 9/1/2025 250,000 268,967
3.25%, 6/15/2027(b) 300,000 322,836
4.55%, 9/1/2044 250,000 315,290
4.70%, 9/1/2045 250,000 320,129
3.90%, 8/1/2046 200,000 232,053
4.05%, 6/15/2048 250,000 300,643
3.55%, 2/15/2050 250,000 280,016
2.88%, 6/15/2052(b) 25,000 25,005
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 314,882
6.20%, 6/1/2036 236,000 330,127
2.45%, 5/1/2050(b) 85,000 79,083
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 35,000 35,685
5.95%, 5/15/2037 250,000 342,740
3.00%, 12/2/2041 25,000 25,564
3.10%, 12/2/2051 30,000 30,850
6.13%, 9/15/2115 100,000 148,823
CSX Corp. ,
4.10%, 3/15/2044 250,000 289,241
4.30%, 3/1/2048 250,000 305,156
4.50%, 3/15/2049 150,000 186,170
3.95%, 5/1/2050(b) 350,000 410,963
Kansas City Southern ,
2.88%, 11/15/2029 160,000 165,690
4.20%, 11/15/2069 65,000 76,485
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 102,346
2.30%, 5/15/2031(b) 200,000 200,997
4.45%, 6/15/2045 500,000 613,223
3.40%, 11/1/2049 170,000 182,264
2.90%, 8/25/2051 100,000 98,346
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 77,151
1.75%, 9/1/2026 165,000 163,806

52 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Ryder System, Inc.,
2.90%, 12/1/2026 270,000 281,152
Union Pacific Corp. ,
2.75%, 4/15/2023 750,000 763,944
3.25%, 8/15/2025 500,000 530,630
2.15%, 2/5/2027(b) 55,000 56,391
3.95%, 9/10/2028(b) 500,000 560,458
2.38%, 5/20/2031(b) 200,000 203,861
3.60%, 9/15/2037 500,000 554,428
3.20%, 5/20/2041 100,000 106,460
4.05%, 11/15/2045 220,000 259,085
4.05%, 3/1/2046 340,000 401,903
4.50%, 9/10/2048 250,000 315,101
2.95%, 3/10/2052 35,000 35,413
3.95%, 8/15/2059 60,000 70,956
11,066,356
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. ,
2.80%, 10/1/2041 175,000 177,002
Applied Materials, Inc. ,
3.30%, 4/1/2027 200,000 215,945
1.75%, 6/1/2030 60,000 58,716
5.10%, 10/1/2035 250,000 323,472
2.75%, 6/1/2050 85,000 85,121
Broadcom Corp. ,
3.88%, 1/15/2027(b) 500,000 542,146
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 27,221
4.75%, 4/15/2029(b) 200,000 227,660
4.15%, 11/15/2030 285,000 316,081
4.30%, 11/15/2032 200,000 224,755
3.42%, 4/15/2033(d) 84,000 88,057
3.47%, 4/15/2034(d) 1,300,000 1,360,671
3.14%, 11/15/2035(d) 300,000 301,787
3.50%, 2/15/2041(d) 300,000 307,806
Intel Corp. ,
3.40%, 3/25/2025 300,000 318,885
3.70%, 7/29/2025 500,000 539,518
3.75%, 3/25/2027(b) 200,000 219,929
3.15%, 5/11/2027 300,000 321,612
1.60%, 8/12/2028(b) 75,000 74,091
3.90%, 3/25/2030(b) 400,000 454,351
2.00%, 8/12/2031(b) 100,000 99,338
2.80%, 8/12/2041 30,000 29,926
4.10%, 5/11/2047 300,000 359,997
3.73%, 12/8/2047 443,000 504,577
3.25%, 11/15/2049 100,000 105,541
4.75%, 3/25/2050 400,000 532,673
KLA Corp. ,
4.65%, 11/1/2024 215,000 233,090
3.30%, 3/1/2050(b) 220,000 235,062
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 274,221
1.90%, 6/15/2030 90,000 88,505
2.88%, 6/15/2050(b) 85,000 84,694
Micron Technology, Inc. ,
5.33%, 2/6/2029 150,000 177,668
2.70%, 4/15/2032 100,000 100,113
3.37%, 11/1/2041 50,000 51,343
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.,
3.48%, 11/1/2051(b) 50,000 51,186
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 362,087
2.85%, 4/1/2030 360,000 382,371
2.00%, 6/15/2031(b) 200,000 198,951
3.50%, 4/1/2050 280,000 319,192
NXP BV ,
2.70%, 5/1/2025(d) 25,000 25,827
3.88%, 6/18/2026(d) 35,000 37,773
4.30%, 6/18/2029(d) 100,000 112,033
3.40%, 5/1/2030(d) 35,000 37,300
2.50%, 5/11/2031(b)(d) 190,000 190,485
2.65%, 2/15/2032(d) 40,000 40,120
3.25%, 5/11/2041(d) 195,000 201,545
3.13%, 2/15/2042(b)(d) 50,000 50,310
3.25%, 11/30/2051(d) 30,000 29,980
QUALCOMM, Inc. ,
3.25%, 5/20/2027 250,000 269,760
1.30%, 5/20/2028 73,000 70,238
2.15%, 5/20/2030(b) 80,000 80,688
1.65%, 5/20/2032 590,000 557,923
4.65%, 5/20/2035 500,000 621,676
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031(b) 40,000 40,318
Texas Instruments, Inc. ,
1.38%, 3/12/2025(b) 200,000 200,829
2.25%, 9/4/2029 300,000 306,244
1.90%, 9/15/2031 80,000 78,913
2.70%, 9/15/2051(b) 100,000 100,002
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 208,339
Xilinx, Inc. ,
2.38%, 6/1/2030(b) 300,000 303,820
13,939,484
Software 0.6%
Adobe, Inc. ,
1.70%, 2/1/2023 30,000 30,331
1.90%, 2/1/2025 30,000 30,717
3.25%, 2/1/2025 135,000 142,760
2.15%, 2/1/2027 245,000 252,019
2.30%, 2/1/2030 600,000 613,248
Autodesk, Inc. ,
2.40%, 12/15/2031 155,000 154,548
Microsoft Corp. ,
2.00%, 8/8/2023(b) 250,000 254,741
3.63%, 12/15/2023(b) 400,000 420,996
2.88%, 2/6/2024 365,000 379,898
2.40%, 8/8/2026 465,000 486,611
3.50%, 2/12/2035(b) 325,000 371,166
3.45%, 8/8/2036 239,000 275,101
2.53%, 6/1/2050 1,336,000 1,302,851
2.92%, 3/17/2052 1,075,000 1,141,348
Oracle Corp. ,
2.63%, 2/15/2023(b) 500,000 508,900
2.40%, 9/15/2023 1,000,000 1,019,789
2.50%, 4/1/2025 100,000 102,343
2.65%, 7/15/2026 190,000 195,261
3.25%, 11/15/2027(b) 300,000 315,879

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
2.95%, 4/1/2030 600,000 606,820
3.25%, 5/15/2030 250,000 259,167
2.88%, 3/25/2031 500,000 503,185
3.90%, 5/15/2035 200,000 214,209
5.38%, 7/15/2040 350,000 427,388
4.50%, 7/8/2044 650,000 733,909
4.13%, 5/15/2045 200,000 210,988
4.00%, 7/15/2046 500,000 518,961
4.00%, 11/15/2047 500,000 519,122
3.60%, 4/1/2050 800,000 783,311
salesforce.com, Inc. ,
3.70%, 4/11/2028 500,000 554,816
1.95%, 7/15/2031(b) 35,000 34,673
2.70%, 7/15/2041 200,000 199,744
2.90%, 7/15/2051 40,000 40,708
ServiceNow, Inc. ,
1.40%, 9/1/2030(b) 145,000 134,967
VMware, Inc. ,
4.70%, 5/15/2030(b) 300,000 349,157
14,089,632
Specialty Retail 0.4%
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 44,002
2.40%, 8/1/2031 90,000 86,806
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 341,264
4.00%, 4/15/2030 100,000 111,884
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 119,923
Home Depot, Inc. (The) ,
2.70%, 4/1/2023 500,000 509,989
2.50%, 4/15/2027 200,000 208,571
2.80%, 9/14/2027(b) 750,000 795,354
0.90%, 3/15/2028 130,000 124,037
1.50%, 9/15/2028 100,000 98,680
3.90%, 12/6/2028 300,000 337,820
1.38%, 3/15/2031(b) 300,000 282,799
1.88%, 9/15/2031(b) 100,000 98,384
5.95%, 4/1/2041 150,000 215,222
4.20%, 4/1/2043 250,000 301,672
4.40%, 3/15/2045 600,000 748,762
3.35%, 4/15/2050 335,000 365,339
2.38%, 3/15/2051(b) 200,000 183,726
2.75%, 9/15/2051 100,000 99,302
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 419,803
4.00%, 4/15/2025(b) 500,000 540,708
3.10%, 5/3/2027 250,000 266,729
1.30%, 4/15/2028 170,000 162,917
1.70%, 9/15/2028 80,000 78,389
6.50%, 3/15/2029(b) 236,000 300,058
3.65%, 4/5/2029 400,000 438,513
1.70%, 10/15/2030(b) 75,000 71,257
2.80%, 9/15/2041 60,000 58,541
4.05%, 5/3/2047 250,000 287,609
3.00%, 10/15/2050 345,000 340,239
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 321,745
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026(b) 500,000 516,188
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 51,495
8,927,727
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
0.75%, 5/11/2023 75,000 75,204
2.50%, 2/9/2025 595,000 619,167
1.13%, 5/11/2025 140,000 139,560
0.55%, 8/20/2025 500,000 486,363
3.25%, 2/23/2026 1,130,000 1,207,918
2.45%, 8/4/2026 625,000 652,687
3.35%, 2/9/2027 1,000,000 1,085,173
3.20%, 5/11/2027 300,000 323,535
1.40%, 8/5/2028 50,000 48,963
2.20%, 9/11/2029(b) 235,000 240,530
1.65%, 5/11/2030 300,000 291,956
1.25%, 8/20/2030(b) 500,000 471,293
1.65%, 2/8/2031(b) 250,000 244,077
1.70%, 8/5/2031 50,000 48,793
3.85%, 5/4/2043 550,000 647,667
4.38%, 5/13/2045 355,000 447,652
4.65%, 2/23/2046 460,000 603,376
2.65%, 5/11/2050 300,000 294,940
2.40%, 8/20/2050(b) 400,000 375,534
2.65%, 2/8/2051 100,000 98,321
2.70%, 8/5/2051 50,000 49,461
2.55%, 8/20/2060 400,000 375,642
2.85%, 8/5/2061 50,000 50,098
Dell International LLC ,
5.45%, 6/15/2023 94,000 99,160
4.00%, 7/15/2024 200,000 212,220
3.38%, 12/15/2041(d) 100,000 98,864
8.35%, 7/15/2046 99,000 164,589
3.45%, 12/15/2051(b)(d) 50,000 48,005
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023(b) 500,000 507,595
6.35%, 10/15/2045(f) 250,000 334,842
HP, Inc. ,
1.45%, 6/17/2026(b)(d) 155,000 151,930
2.65%, 6/17/2031(b)(d) 50,000 49,293
6.00%, 9/15/2041 250,000 332,241
10,876,649
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 400,000 425,206
3.88%, 11/1/2045 250,000 299,961
3.38%, 3/27/2050 200,000 226,077
951,244
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 505,612
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 176,241

54 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Altria Group, Inc.,
4.50%, 5/2/2043 250,000 259,102
5.38%, 1/31/2044 170,000 196,221
5.95%, 2/14/2049 500,000 623,965
3.70%, 2/4/2051 300,000 279,636
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 519,672
4.70%, 4/2/2027 100,000 110,005
3.56%, 8/15/2027 750,000 786,600
4.39%, 8/15/2037 500,000 526,824
4.54%, 8/15/2047 300,000 313,747
4.76%, 9/6/2049 300,000 322,126
Philip Morris International,
Inc. ,
2.63%, 3/6/2023 1,000,000 1,022,857
6.38%, 5/16/2038(b) 460,000 645,477
3.88%, 8/21/2042 250,000 268,884
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 539,997
5.70%, 8/15/2035 120,000 142,192
6,733,546
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 76,030
3.25%, 3/1/2025 1,000,000 1,037,638
1.88%, 8/17/2026(b) 80,000 78,676
2.10%, 9/1/2028 100,000 96,442
3.25%, 10/1/2029(b) 250,000 255,368
Aircastle Ltd. ,
5.00%, 4/1/2023 100,000 104,382
4.13%, 5/1/2024 300,000 313,230
GATX Corp. ,
3.25%, 9/15/2026 500,000 523,024
3.10%, 6/1/2051 90,000 87,422
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 285,432
2,857,644
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 500,000 597,458
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 207,001
804,459
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 177,000 244,902
6.13%, 3/30/2040 350,000 491,063
Rogers Communications, Inc. ,
3.00%, 3/15/2023 600,000 611,271
3.63%, 12/15/2025 200,000 212,635
4.50%, 3/15/2043 100,000 114,625
5.00%, 3/15/2044(b) 250,000 308,439
3.70%, 11/15/2049 100,000 104,960
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 500,000 529,737
3.75%, 4/15/2027 500,000 541,450
2.05%, 2/15/2028 100,000 99,261
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
3.88%, 4/15/2030 750,000 820,315
2.55%, 2/15/2031 500,000 497,487
2.70%, 3/15/2032(b)(d) 80,000 80,493
4.38%, 4/15/2040 250,000 285,796
3.00%, 2/15/2041 400,000 390,523
4.50%, 4/15/2050 300,000 351,121
3.40%, 10/15/2052(d) 150,000 149,308
3.60%, 11/15/2060(d) 50,000 49,526
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 540,225
7.88%, 2/15/2030(b) 206,000 286,175
4.38%, 2/19/2043 500,000 586,204
5.25%, 5/30/2048 500,000 651,248
4.25%, 9/17/2050(b) 40,000 46,166
7,992,930
Total Corporate Bonds
(cost $551,487,194)
590,475,653
Foreign Government Securities 1.6%
CANADA 0.2%
Province of Alberta,
3.35%, 11/1/2023 500,000 522,603
3.30%, 3/15/2028 500,000 547,720
Province of Ontario,
3.05%, 1/29/2024 500,000 522,080
2.00%, 10/2/2029 1,000,000 1,015,287
Province of Quebec,
2.63%, 2/13/2023 500,000 511,532
2.50%, 4/9/2024 500,000 517,774
7.50%, 9/15/2029 578,000 807,095
4,444,091
CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025 750,000 785,632
3.24%, 2/6/2028(b) 500,000 526,880
2.45%, 1/31/2031(b) 500,000 496,880
2.55%, 1/27/2032 500,000 498,750
3.10%, 5/7/2041 200,000 195,700
3.63%, 10/30/2042 400,000 422,804
2,926,646
GERMANY 0.0%
†
FMS Wertmanagement AoeR,
2.75%, 1/30/2024 600,000 623,377
HUNGARY 0.0%
†
Hungary Government Bond,
5.38%, 3/25/2024 500,000 543,045
7.63%, 3/29/2041 250,000 408,264
951,309
INDONESIA 0.1%
Republic of Indonesia,
4.10%, 4/24/2028 1,000,000 1,115,142
2.85%, 2/14/2030(b) 500,000 520,912

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 55
Foreign Government Securities
Principal
Amount ($) Value ($)
5.35%, 2/11/2049 200,000 262,167
4.20%, 10/15/2050 200,000 227,759
4.45%, 4/15/2070 200,000 237,292
2,363,272
ISRAEL 0.1%
State of Israel Government
Bond,
3.15%, 6/30/2023 500,000 516,581
3.25%, 1/17/2028(b) 1,000,000 1,083,404
3.38%, 1/15/2050(b) 200,000 216,011
3.88%, 7/3/2050(b) 200,000 233,336
4.50%, 4/3/2120 200,000 254,401
2,303,733
ITALY 0.1%
Italian Republic Government
Bond,
6.88%, 9/27/2023 251,000 275,480
5.38%, 6/15/2033(b) 291,000 358,103
4.00%, 10/17/2049(b) 400,000 438,759
1,072,342
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.50%, 5/23/2024(b) 2,000,000 2,070,858
2.38%, 4/20/2026 500,000 519,282
1.88%, 7/21/2026 500,000 509,478
3,099,618
MEXICO 0.3%
United Mexican States,
4.00%, 10/2/2023(b) 258,000 271,547
4.15%, 3/28/2027 200,000 221,002
3.75%, 1/11/2028(b) 1,000,000 1,073,590
2.66%, 5/24/2031(b) 700,000 682,507
6.75%, 9/27/2034 996,000 1,328,425
6.05%, 1/11/2040(b) 400,000 497,004
4.75%, 3/8/2044 600,000 653,256
5.55%, 1/21/2045 500,000 598,130
4.60%, 1/23/2046 347,000 371,120
4.35%, 1/15/2047(b) 500,000 518,880
6,215,461
PANAMA 0.1%
Republic of Panama,
6.70%, 1/26/2036 250,000 334,375
4.30%, 4/29/2053 500,000 536,755
4.50%, 4/1/2056 400,000 440,604
3.87%, 7/23/2060 200,000 200,000
1,511,734
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 750,000 824,070
2.78%, 1/23/2031 500,000 497,505
8.75%, 11/21/2033 500,000 778,755
3.00%, 1/15/2034 200,000 199,200
Foreign Government Securities
Principal
Amount ($) Value ($)
5.63%, 11/18/2050(b) 300,000 421,503
2,721,033
PHILIPPINES 0.2%
Republic of Philippines,
4.20%, 1/21/2024(b) 500,000 532,194
9.50%, 2/2/2030 500,000 775,716
2.46%, 5/5/2030 500,000 515,645
7.75%, 1/14/2031 200,000 290,998
6.38%, 10/23/2034 500,000 694,172
3.70%, 2/2/2042 600,000 653,677
3,462,402
POLAND 0.0%
†
Republic of Poland,
4.00%, 1/22/2024 500,000 528,619
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 1,034,875
Republic of Korea,
5.63%, 11/3/2025 300,000 347,175
4.13%, 6/10/2044 250,000 324,953
1,707,003
SWEDEN 0.0%
†
Svensk Exportkredit AB,
0.75%, 4/6/2023 1,000,000 1,001,551
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,404,700
5.10%, 6/18/2050 700,000 924,357
2,329,057
Total Foreign Government Securities
(cost $35,212,338)
37,261,248
Mortgage-Backed Securities 27.2%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 42,946 46,717
Pool# J09912
4.00%, 6/1/2024 100,855 105,837
Pool# C00351
8.00%, 7/1/2024 109 115
Pool# G13900
5.00%, 12/1/2024 2 2
Pool# D60780
8.00%, 6/1/2025 423 434
Pool# G30267
5.00%, 8/1/2025 24,538 26,691
Pool# E02746
3.50%, 11/1/2025 78,907 83,098
Pool# J13883
3.50%, 12/1/2025 171,144 180,242
Pool# J14732
4.00%, 3/1/2026 88,530 93,112

56 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# E02896
3.50%, 5/1/2026 95,188 100,285
Pool# J18127
3.00%, 3/1/2027 106,240 111,492
Pool# J18702
3.00%, 3/1/2027 97,693 102,494
Pool# J19106
3.00%, 5/1/2027 43,599 45,797
Pool# J20471
3.00%, 9/1/2027 190,158 199,490
Pool# D82854
7.00%, 10/1/2027 87 88
Pool# G14609
3.00%, 11/1/2027 283,376 297,344
Pool# C00566
7.50%, 12/1/2027 427 475
Pool# G15100
2.50%, 7/1/2028 124,371 129,220
Pool# C18271
7.00%, 11/1/2028 1,704 1,855
Pool# C00678
7.00%, 11/1/2028 533 595
Pool# C00836
7.00%, 7/1/2029 379 430
Pool# C31285
7.00%, 9/1/2029 633 688
Pool# C31282
7.00%, 9/1/2029 54 55
Pool# G18536
2.50%, 1/1/2030 1,714,169 1,774,737
Pool# C37436
8.00%, 1/1/2030 1,037 1,191
Pool# C36429
7.00%, 2/1/2030 544 560
Pool# C36306
7.00%, 2/1/2030 534 553
Pool# C00921
7.50%, 2/1/2030 722 823
Pool# G01108
7.00%, 4/1/2030 255 287
Pool# C37703
7.50%, 4/1/2030 586 613
Pool# G18552
3.00%, 5/1/2030 623,065 655,490
Pool# U49055
3.00%, 6/1/2030 71,417 75,034
Pool# J32243
3.00%, 7/1/2030 490,527 516,127
Pool# J32257
3.00%, 7/1/2030 99,872 105,262
Pool# J32255
3.00%, 7/1/2030 95,258 100,235
Pool# C41561
8.00%, 8/1/2030 1,708 1,775
Pool# C01051
8.00%, 9/1/2030 1,029 1,195
Pool# C43550
7.00%, 10/1/2030 1,258 1,296
Pool# C44017
7.50%, 10/1/2030 398 404
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C43967
8.00%, 10/1/2030 2,444 2,454
Pool# C44957
8.00%, 11/1/2030 777 791
Pool# J33361
3.00%, 12/1/2030 225,775 237,512
Pool# G18578
3.00%, 12/1/2030 209,416 219,704
Pool# J33315
3.00%, 12/1/2030 83,175 87,406
Pool# C01103
7.50%, 12/1/2030 600 701
Pool# C46932
7.50%, 1/1/2031 582 602
Pool# G18587
3.00%, 2/1/2031 156,018 164,132
Pool# G18592
3.00%, 3/1/2031 170,438 179,308
Pool# C48206
7.50%, 3/1/2031 1,541 1,547
Pool# C91366
4.50%, 4/1/2031 51,782 55,983
Pool# G18601
3.00%, 5/1/2031 99,347 104,522
Pool# G18605
3.00%, 6/1/2031 58,783 61,844
Pool# J34627
3.00%, 6/1/2031 13,761 14,479
Pool# C91377
4.50%, 6/1/2031 28,066 30,349
Pool# C53324
7.00%, 6/1/2031 1,417 1,501
Pool# C01209
8.00%, 6/1/2031 299 304
Pool# J35107
2.50%, 8/1/2031 106,776 111,036
Pool# G01309
7.00%, 8/1/2031 620 695
Pool# G01311
7.00%, 9/1/2031 5,496 6,160
Pool# C01222
7.00%, 9/1/2031 706 820
Pool# G01315
7.00%, 9/1/2031 196 223
Pool# J35522
2.50%, 10/1/2031 366,207 380,527
Pool# C60012
7.00%, 11/1/2031 625 643
Pool# C61298
8.00%, 11/1/2031 2,251 2,304
Pool# J35957
2.50%, 12/1/2031 526,958 547,563
Pool# C61105
7.00%, 12/1/2031 4,827 5,172
Pool# C01305
7.50%, 12/1/2031 138 138
Pool# C63171
7.00%, 1/1/2032 4,112 4,608
Pool# V61548
2.50%, 2/1/2032 502,184 522,271

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# D99004
3.50%, 3/1/2032 94,157 100,182
Pool# G30577
3.50%, 4/1/2032 179,602 191,537
Pool# G01391
7.00%, 4/1/2032 9,718 11,007
Pool# C01345
7.00%, 4/1/2032 3,177 3,688
Pool# C01370
8.00%, 4/1/2032 901 1,014
Pool# C01381
8.00%, 5/1/2032 10,652 12,258
Pool# C68290
7.00%, 6/1/2032 2,140 2,315
Pool# C68300
7.00%, 6/1/2032 879 883
Pool# D99266
3.50%, 7/1/2032 156,253 166,634
Pool# G01449
7.00%, 7/1/2032 6,183 7,008
Pool# C69908
7.00%, 8/1/2032 22,137 24,665
Pool# C91558
3.50%, 9/1/2032 29,883 31,875
Pool# G16407
2.50%, 1/1/2033 283,352 296,175
Pool# G16408
2.50%, 1/1/2033 194,382 202,562
Pool# G01536
7.00%, 3/1/2033 8,708 9,977
Pool# C01528
5.00%, 4/1/2033 43,591 49,089
Pool# G30646
3.00%, 5/1/2033 186,515 197,176
Pool# G30642
3.00%, 5/1/2033 94,626 100,041
Pool# K90535
3.00%, 5/1/2033 40,947 43,293
Pool# G18693
4.00%, 5/1/2033 73,476 77,850
Pool# G18696
3.50%, 7/1/2033 18,584 19,629
Pool# A16419
6.50%, 11/1/2033 14,123 15,586
Pool# C01806
7.00%, 1/1/2034 11,336 11,992
Pool# A21356
6.50%, 4/1/2034 44,769 50,629
Pool# C01851
6.50%, 4/1/2034 19,461 21,968
Pool# A24301
6.50%, 5/1/2034 26,199 28,914
Pool# A22067
6.50%, 5/1/2034 18,768 21,579
Pool# G18737
3.50%, 6/1/2034 118,276 125,050
Pool# A24988
6.50%, 7/1/2034 10,445 11,527
Pool# G01741
6.50%, 10/1/2034 7,070 7,976
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08023
6.50%, 11/1/2034 13,687 15,938
Pool# A33137
6.50%, 1/1/2035 3,572 3,943
Pool# G01947
7.00%, 5/1/2035 7,112 8,047
Pool# G08073
5.50%, 8/1/2035 68,918 78,644
Pool# A37135
5.50%, 9/1/2035 96,003 109,130
Pool# A47368
5.00%, 10/1/2035 86,430 97,830
Pool# A38531
5.50%, 10/1/2035 171,227 195,351
Pool# A38255
5.50%, 10/1/2035 111,017 126,641
Pool# G08088
6.50%, 10/1/2035 71,069 81,995
Pool# A39759
5.50%, 11/1/2035 5,044 5,714
Pool# A40376
5.50%, 12/1/2035 3,290 3,710
Pool# A42305
5.50%, 1/1/2036 8,134 9,050
Pool# A41548
7.00%, 1/1/2036 11,151 11,642
Pool# G08111
5.50%, 2/1/2036 93,549 106,740
Pool# A43886
5.50%, 3/1/2036 286,907 322,608
Pool# A43885
5.50%, 3/1/2036 175,226 194,358
Pool# A43884
5.50%, 3/1/2036 115,649 127,108
Pool# A48378
5.50%, 3/1/2036 93,271 102,524
Pool# A43861
5.50%, 3/1/2036 46,237 50,884
Pool# G08116
5.50%, 3/1/2036 20,047 22,877
Pool# A48735
5.50%, 5/1/2036 6,789 7,447
Pool# A53039
6.50%, 10/1/2036 43,713 48,244
Pool# G05254
5.00%, 1/1/2037 65,269 73,792
Pool# G04331
5.00%, 2/1/2037 63,816 72,147
Pool# G05941
6.00%, 2/1/2037 326,130 377,852
Pool# G03620
6.50%, 10/1/2037 1,968 2,306
Pool# G03721
6.00%, 12/1/2037 28,850 33,474
Pool# G03969
6.00%, 2/1/2038 31,961 37,048
Pool# C91982
3.50%, 3/1/2038 108,284 114,812
Pool# G04913
5.00%, 3/1/2038 114,111 129,212

58 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G05299
4.50%, 6/1/2038 106,805 117,738
Pool# G04581
6.50%, 8/1/2038 58,720 66,519
Pool# C92013
3.50%, 9/1/2038 272,465 288,785
Pool# A81674
6.00%, 9/1/2038 196,904 228,463
Pool# G05459
5.50%, 5/1/2039 833,656 952,537
Pool# G05535
4.50%, 7/1/2039 303,426 335,662
Pool# A89500
4.50%, 10/1/2039 26,899 29,637
Pool# A91165
5.00%, 2/1/2040 1,281,273 1,451,028
Pool# G60342
4.50%, 5/1/2042 303,442 334,715
Pool# G60195
4.00%, 6/1/2042 374,463 409,854
Pool# Q08977
4.00%, 6/1/2042 81,409 87,475
Pool# Q09824
4.00%, 8/1/2042 47,255 51,750
Pool# Q11087
4.00%, 9/1/2042 49,072 52,369
Pool# G07158
3.50%, 10/1/2042 222,206 238,496
Pool# G07163
3.50%, 10/1/2042 187,655 202,701
Pool# Q11532
3.50%, 10/1/2042 142,895 154,332
Pool# Q12051
3.50%, 10/1/2042 113,149 122,253
Pool# Q12052
3.50%, 10/1/2042 49,304 53,271
Pool# C09020
3.50%, 11/1/2042 342,485 370,041
Pool# G07264
3.50%, 12/1/2042 290,913 313,844
Pool# Q14292
3.50%, 1/1/2043 81,835 88,400
Pool# Q15884
3.00%, 2/1/2043 441,277 466,075
Pool# Q16470
3.00%, 3/1/2043 954,958 1,009,578
Pool# V80002
2.50%, 4/1/2043 360,466 371,646
Pool# Q16915
3.00%, 4/1/2043 335,867 355,078
Pool# Q17675
3.50%, 4/1/2043 364,638 393,850
Pool# Q18523
3.50%, 5/1/2043 385,011 413,214
Pool# Q18751
3.50%, 6/1/2043 511,274 550,012
Pool# G07410
3.50%, 7/1/2043 157,845 170,574
Pool# Q20332
3.50%, 7/1/2043 52,287 56,491
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07459
3.50%, 8/1/2043 433,731 468,558
Pool# G60038
3.50%, 1/1/2044 913,208 986,305
Pool# Q26869
4.00%, 6/1/2044 454,800 497,873
Pool# G07946
4.00%, 7/1/2044 13,806 15,166
Pool# Q28607
3.50%, 9/1/2044 164,220 176,520
Pool# G61231
3.50%, 9/1/2044 48,233 51,751
Pool# G08609
3.50%, 10/1/2044 146,669 156,933
Pool# Q30833
4.00%, 1/1/2045 20,560 22,531
Pool# G60400
4.50%, 1/1/2045 133,234 147,404
Pool# G07925
4.00%, 2/1/2045 38,712 42,565
Pool# Q34165
4.00%, 6/1/2045 232,040 252,792
Pool# V81873
4.00%, 8/1/2045 153,820 167,639
Pool# G08669
4.00%, 9/1/2045 234,731 254,756
Pool# V82126
3.50%, 12/1/2045 128,950 139,003
Pool# Q38199
3.50%, 1/1/2046 12,998 13,854
Pool# Q38357
4.00%, 1/1/2046 67,354 72,863
Pool# G61365
4.50%, 1/1/2046 47,507 52,175
Pool# G08697
3.00%, 3/1/2046 623,510 655,282
Pool# Q39364
3.50%, 3/1/2046 100,700 108,162
Pool# Q39434
3.50%, 3/1/2046 84,663 90,451
Pool# Q39440
4.00%, 3/1/2046 41,887 45,363
Pool# G08704
4.50%, 4/1/2046 23,824 25,986
Pool# Q40097
4.50%, 4/1/2046 3,006 3,232
Pool# G60582
3.50%, 5/1/2046 252,594 271,017
Pool# Q40718
3.50%, 5/1/2046 84,975 90,655
Pool# G08707
4.00%, 5/1/2046 112,309 121,614
Pool# G08708
4.50%, 5/1/2046 17,248 18,812
Pool# Q40728
4.50%, 5/1/2046 2,728 2,933
Pool# Q41548
3.00%, 7/1/2046 90,880 95,500
Pool# Q41903
3.50%, 7/1/2046 129,378 137,987

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41491
3.50%, 7/1/2046 9,865 10,489
Pool# Q41407
3.50%, 7/1/2046 6,046 6,384
Pool# G61791
4.00%, 7/1/2046 100,052 109,757
Pool# Q41947
4.50%, 7/1/2046 9,394 10,269
Pool# G08715
3.00%, 8/1/2046 629,873 661,737
Pool# Q42596
3.50%, 8/1/2046 107,342 114,793
Pool# Q42203
3.50%, 8/1/2046 25,773 27,640
Pool# Q42393
3.50%, 8/1/2046 20,687 21,901
Pool# G61237
3.50%, 8/1/2046 18,917 20,348
Pool# Q42680
4.00%, 8/1/2046 4,656 4,993
Pool# G08720
4.50%, 8/1/2046 12,620 13,736
Pool# G61323
3.00%, 9/1/2046 578,655 610,533
Pool# G08721
3.00%, 9/1/2046 348,012 365,480
Pool# V82617
3.50%, 9/1/2046 244,605 261,302
Pool# G08722
3.50%, 9/1/2046 71,970 76,957
Pool# G60733
4.50%, 9/1/2046 124,195 136,662
Pool# G60722
3.00%, 10/1/2046 1,004,925 1,059,991
Pool# Q44035
3.00%, 10/1/2046 488,305 511,985
Pool# G61815
4.00%, 10/1/2046 43,172 46,851
Pool# G61257
3.00%, 11/1/2046 989,354 1,035,095
Pool# Q44452
3.00%, 11/1/2046 215,697 226,083
Pool# G08732
3.00%, 11/1/2046 62,707 65,987
Pool# Q44473
3.50%, 11/1/2046 31,478 33,370
Pool# Q44223
3.50%, 11/1/2046 20,500 21,796
Pool# G08734
4.00%, 11/1/2046 339,530 366,856
Pool# G08737
3.00%, 12/1/2046 2,055,476 2,152,982
Pool# G60989
3.00%, 12/1/2046 354,680 373,071
Pool# Q45878
3.00%, 12/1/2046 76,199 79,602
Pool# G08738
3.50%, 12/1/2046 1,384,373 1,473,653
Pool# Q45024
3.50%, 12/1/2046 99,488 107,242
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08741
3.00%, 1/1/2047 565,109 592,336
Pool# G08747
3.00%, 2/1/2047 1,073,389 1,133,164
Pool# G08748
3.50%, 2/1/2047 284,965 303,733
Pool# G08749
4.00%, 2/1/2047 502,692 540,879
Pool# G61890
4.00%, 2/1/2047 36,963 39,964
Pool# G08751
3.50%, 3/1/2047 423,601 450,705
Pool# Q47592
3.50%, 4/1/2047 76,741 81,620
Pool# Q47484
3.50%, 4/1/2047 15,800 16,913
Pool# G60988
3.00%, 5/1/2047 1,223,397 1,290,476
Pool# Q48098
3.50%, 5/1/2047 55,758 59,482
Pool# Q48237
4.50%, 5/1/2047 97,881 105,786
Pool# G61390
3.00%, 6/1/2047 871,483 913,970
Pool# Q48414
4.50%, 6/1/2047 65,808 70,515
Pool# Q48365
4.50%, 6/1/2047 24,593 26,639
Pool# G08770
3.50%, 7/1/2047 841,867 897,088
Pool# V83270
3.50%, 7/1/2047 196,821 208,907
Pool# G61339
3.00%, 8/1/2047 184,943 193,988
Pool# G08774
3.50%, 8/1/2047 92,948 98,705
Pool# Q49917
3.50%, 8/1/2047 76,307 80,906
Pool# Q53085
3.00%, 9/1/2047 206,964 217,939
Pool# G61295
3.50%, 9/1/2047 422,225 454,977
Pool# G08779
3.50%, 9/1/2047 250,992 266,140
Pool# G61622
3.00%, 10/1/2047 452,193 474,635
Pool# G08785
4.00%, 10/1/2047 29,535 31,480
Pool# Q52075
4.00%, 11/1/2047 179,339 191,959
Pool# V83598
3.50%, 12/1/2047 77,289 81,789
Pool# G67707
3.50%, 1/1/2048 516,069 558,620
Pool# V83909
4.00%, 1/1/2048 222,009 237,551
Pool# G61311
3.50%, 2/1/2048 544,554 576,723
Pool# T65458
3.50%, 2/1/2048 96,387 100,085

60 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08801
4.00%, 2/1/2048 161,968 172,846
Pool# Q54460
4.00%, 2/1/2048 158,279 171,494
Pool# G61298
4.00%, 2/1/2048 70,565 76,370
Pool# Q54727
3.50%, 3/1/2048 197,378 209,069
Pool# Q55401
5.00%, 4/1/2048 49,998 54,868
Pool# V84237
3.50%, 5/1/2048 346,322 365,739
Pool# G08813
3.50%, 5/1/2048 38,201 40,303
Pool# G08820
4.50%, 5/1/2048 339,761 365,770
Pool# G08821
5.00%, 5/1/2048 15,406 16,899
Pool# G67712
4.00%, 6/1/2048 145,207 159,601
Pool# G67713
4.00%, 6/1/2048 121,461 131,910
Pool# G08817
4.00%, 6/1/2048 48,204 51,278
Pool# G08818
4.50%, 6/1/2048 178,519 192,017
Pool# Q56472
4.50%, 6/1/2048 42,883 46,342
Pool# Q56473
4.50%, 6/1/2048 41,257 44,956
Pool# G08827
4.50%, 7/1/2048 119,789 128,602
Pool# Q57401
4.50%, 7/1/2048 50,519 54,887
Pool# Q57402
4.50%, 7/1/2048 17,024 18,502
Pool# G08833
5.00%, 7/1/2048 5,414 5,924
Pool# G08831
4.00%, 8/1/2048 133,762 142,446
Pool# G08836
4.00%, 9/1/2048 534,403 568,234
Pool# G67716
4.50%, 10/1/2048 86,396 94,954
Pool# G08843
4.50%, 10/1/2048 42,721 45,904
Pool# V85044
4.00%, 12/1/2048 148,385 159,796
Pool# V85082
4.50%, 12/1/2048 33,824 36,272
Pool# G61846
4.00%, 1/1/2049 3,040 3,233
Pool# V85139
4.50%, 1/1/2049 42,920 45,998
FHLMC Non Gold Pool
Pool# 1B8478
2.14%, 7/1/2041(a) 60,201 63,309
Pool# 2B0108
2.21%, 1/1/2042(a) 7,523 7,594
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 2B1381
1.74%, 6/1/2043(a) 1,406 1,421
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 77,331 81,309
Pool# ZS7757
3.00%, 3/1/2030 436,483 459,818
Pool# SB0383
2.50%, 4/1/2032 904,592 943,252
Pool# ZS8701
3.50%, 6/1/2033 63,331 66,959
Pool# SB0218
3.00%, 10/1/2033 109,418 114,933
Pool# SB0366
3.50%, 2/1/2034 150,209 158,668
Pool# QN0248
3.00%, 7/1/2034 57,673 60,580
Pool# SB0095
3.50%, 7/1/2034 143,943 152,295
Pool# SB0069
3.00%, 9/1/2034 202,183 212,951
Pool# SB8021
3.00%, 12/1/2034 384,961 402,836
Pool# SB8500
2.50%, 7/1/2035 889,747 924,648
Pool# SB8505
2.50%, 10/1/2035 2,606,453 2,717,305
Pool# SB8506
2.00%, 2/1/2036 2,215,244 2,277,081
Pool# SB8508
2.00%, 2/1/2036 1,542,029 1,582,559
Pool# RC1826
2.00%, 2/1/2036 448,542 459,623
Pool# RC1887
2.00%, 3/1/2036 825,840 848,100
Pool# RC2049
2.00%, 6/1/2036 1,973,947 2,023,239
Pool# RC2045
2.00%, 6/1/2036 621,929 637,292
Pool# SB8112
2.50%, 7/1/2036 369,974 383,879
Pool# QN7405
2.00%, 8/1/2036 246,495 253,154
Pool# SB8119
2.00%, 9/1/2036 1,106,481 1,133,815
Pool# QA2237
3.00%, 7/1/2046 1,211,448 1,271,252
Pool# QA2226
3.00%, 7/1/2046 712,435 747,614
Pool# ZS4693
3.00%, 12/1/2046 940,112 984,285
Pool# ZM2339
3.50%, 1/1/2047 193,653 206,126
Pool# ZS4746
3.00%, 12/1/2047 476,387 496,120
Pool# ZA5785
4.50%, 10/1/2048 238,376 255,451
Pool# ZT1321
4.50%, 11/1/2048 316,796 339,944

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZA6139
4.50%, 12/1/2048 107,937 115,645
Pool# ZA6536
4.00%, 3/1/2049 109,206 116,138
Pool# ZA6380
4.00%, 3/1/2049 91,362 97,143
Pool# ZT1858
4.50%, 4/1/2049 50,695 55,038
Pool# SD8051
3.50%, 3/1/2050 227,726 239,906
Pool# QA8965
3.00%, 4/1/2050 674,545 701,600
Pool# RA2579
3.00%, 5/1/2050 314,410 328,548
Pool# RA3022
2.50%, 6/1/2050 637,806 652,543
Pool# RA2977
2.50%, 7/1/2050 2,774,794 2,847,285
Pool# SD7521
2.50%, 7/1/2050 1,023,042 1,053,069
Pool# RA3174
3.00%, 7/1/2050 728,382 761,715
Pool# SD7523
2.50%, 8/1/2050 265,850 273,757
Pool# RA3382
3.00%, 8/1/2050 625,292 653,520
Pool# SD0500
3.00%, 8/1/2050 46,713 49,352
Pool# SD0514
2.00%, 10/1/2050 958,212 958,852
Pool# RA3723
2.00%, 10/1/2050 307,281 306,607
Pool# RA3935
2.50%, 11/1/2050 2,960,275 3,024,288
Pool# RA3932
2.50%, 11/1/2050 1,678,105 1,730,492
Pool# RA3934
2.50%, 11/1/2050 854,463 876,387
Pool# RA3987
2.50%, 11/1/2050 397,410 405,839
Pool# RA4071
2.50%, 12/1/2050 1,003,982 1,029,757
Pool# RA4216
2.50%, 12/1/2050 927,754 947,544
Pool# RA4411
2.50%, 1/1/2051 2,208,391 2,255,232
Pool# RA4351
2.50%, 1/1/2051 1,094,003 1,120,750
Pool# RA4410
2.50%, 1/1/2051 799,972 821,418
Pool# RA4652
2.00%, 2/1/2051 3,473,255 3,465,638
Pool# RA4493
2.00%, 2/1/2051 1,617,951 1,614,403
Pool# QB9104
2.00%, 2/1/2051 888,577 886,628
Pool# RA4737
2.00%, 3/1/2051 3,184,696 3,180,169
Pool# RA4718
2.00%, 3/1/2051 1,410,025 1,406,933
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD7537
2.00%, 3/1/2051 740,671 740,383
Pool# SD8140
2.00%, 4/1/2051 5,880,250 5,867,354
Pool# SD8146
2.00%, 5/1/2051 13,421,568 13,392,132
Pool# QC2070
2.00%, 5/1/2051 142,734 142,830
Pool# SD0593
3.00%, 5/1/2051 2,286,396 2,429,713
Pool# RA5436
2.00%, 6/1/2051 433,501 432,550
Pool# RA5373
2.00%, 6/1/2051 367,774 368,021
Pool# RA5398
2.00%, 7/1/2051 1,238,755 1,239,585
Pool# QC5128
2.00%, 8/1/2051 339,852 339,672
Pool# RA6140
2.00%, 10/1/2051 1,440,877 1,438,215
Pool# RA6085
2.00%, 10/1/2051 865,012 866,396
Pool# RA6091
2.00%, 10/1/2051 839,176 839,739
Pool# RA6503
2.00%, 12/1/2051 10,000,000 9,978,069
FNMA Pool
Pool# AC9895
1.94%, 4/1/2040(a) 382,253 388,070
Pool# AC9890
1.96%, 4/1/2040(a) 426,022 445,320
Pool# AJ1249
2.06%, 9/1/2041(a) 77,110 80,862
Pool# AK0714
2.18%, 2/1/2042(a) 10,280 10,503
Pool# AT4250
1.78%, 6/1/2043(a) 25,143 26,162
Pool# BF0203
3.00%, 2/1/2047 565,086 590,279
Pool# BF0206
4.00%, 2/1/2047 343,171 368,623
Pool# BF0200
3.50%, 11/1/2051 235,755 252,347
Pool# BF0171
4.00%, 1/1/2057 203,317 224,224
Pool# BF0184
4.00%, 2/1/2057 234,791 258,934
FNMA UMBS Pool
Pool# 928106
5.50%, 2/1/2022 246 246
Pool# 914385
5.50%, 3/1/2022 16 17
Pool# 899438
5.50%, 6/1/2022 803 806
Pool# AA2549
4.00%, 4/1/2024 23,909 25,076
Pool# 934863
4.00%, 6/1/2024 52,529 55,097
Pool# AC1374
4.00%, 8/1/2024 31,654 33,209

62 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AC1529
4.50%, 9/1/2024 115,319 120,070
Pool# AD0244
4.50%, 10/1/2024 13,931 14,497
Pool# AD4089
4.50%, 5/1/2025 135,615 142,734
Pool# 890216
4.50%, 7/1/2025 25,238 26,364
Pool# AB1609
4.00%, 10/1/2025 75,389 79,169
Pool# AH1361
3.50%, 12/1/2025 66,418 69,923
Pool# AH1518
3.50%, 12/1/2025 30,223 31,812
Pool# AH5616
3.50%, 2/1/2026 186,657 196,581
Pool# AL0298
4.00%, 5/1/2026 161,889 170,497
Pool# AB4277
3.00%, 1/1/2027 265,464 278,416
Pool# AL1391
3.50%, 1/1/2027 4,236 4,463
Pool# AP4746
3.00%, 8/1/2027 75,708 79,694
Pool# AP7855
3.00%, 9/1/2027 433,947 457,058
Pool# AP4640
3.00%, 9/1/2027 52,296 55,079
Pool# AQ5096
3.00%, 11/1/2027 108,673 114,456
Pool# AB6887
3.00%, 11/1/2027 83,262 87,690
Pool# AQ4532
3.00%, 11/1/2027 67,153 70,728
Pool# AQ3758
3.00%, 11/1/2027 49,251 51,874
Pool# AB6886
3.00%, 11/1/2027 43,045 45,353
Pool# AQ7406
3.00%, 11/1/2027 41,534 43,731
Pool# AQ2884
3.00%, 12/1/2027 36,742 38,588
Pool# AS0487
2.50%, 9/1/2028 222,939 231,868
Pool# 930998
4.50%, 4/1/2029 11,691 12,510
Pool# BM1507
2.50%, 12/1/2029 122,818 127,440
Pool# AL8077
3.50%, 12/1/2029 13,688 14,479
Pool# BM4299
3.00%, 3/1/2030 507,077 530,185
Pool# AS4874
3.00%, 4/1/2030 291,108 306,140
Pool# AS5412
2.50%, 7/1/2030 109,582 113,810
Pool# AS5420
3.00%, 7/1/2030 247,090 259,849
Pool# AL7152
3.50%, 7/1/2030 269,715 285,225
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS5702
2.50%, 8/1/2030 408,995 424,766
Pool# AZ4898
2.50%, 8/1/2030 260,283 269,925
Pool# AY8448
3.00%, 8/1/2030 851,949 895,867
Pool# AZ2953
3.00%, 9/1/2030 755,816 794,698
Pool# AZ5718
3.00%, 9/1/2030 495,688 520,374
Pool# AS6060
3.00%, 10/1/2030 541,329 568,863
Pool# AZ9234
3.50%, 10/1/2030 32,209 34,003
Pool# BA2993
3.00%, 11/1/2030 126,560 133,072
Pool# AS6174
3.50%, 11/1/2030 15,107 15,965
Pool# AS6272
2.50%, 12/1/2030 154,617 160,583
Pool# AS6295
3.00%, 12/1/2030 221,036 232,408
Pool# BA3545
3.00%, 12/1/2030 107,436 112,964
Pool# AH1515
4.00%, 12/1/2030 234,952 251,545
Pool# AD0716
6.50%, 12/1/2030 695,254 776,516
Pool# BA6532
2.50%, 1/1/2031 116,725 121,225
Pool# BM5016
3.00%, 1/1/2031 358,001 375,746
Pool# AB2121
4.00%, 1/1/2031 35,363 37,860
Pool# AL8060
3.00%, 2/1/2031 253,471 267,327
Pool# MA0641
4.00%, 2/1/2031 160,933 172,308
Pool# 560868
7.50%, 2/1/2031 586 593
Pool# AS6799
3.00%, 3/1/2031 184,619 194,129
Pool# BC0774
3.00%, 3/1/2031 113,452 119,469
Pool# BC4410
3.50%, 3/1/2031 13,746 14,528
Pool# AS6919
3.50%, 3/1/2031 12,325 13,031
Pool# BC0320
3.50%, 3/1/2031 10,327 10,975
Pool# BC4430
3.00%, 4/1/2031 38,428 40,368
Pool# AL8565
3.00%, 6/1/2031 128,482 135,351
Pool# AL8566
3.00%, 6/1/2031 124,629 131,076
Pool# AL8561
3.50%, 6/1/2031 126,735 135,638
Pool# AS8028
2.50%, 9/1/2031 423,079 439,232

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9378
3.00%, 9/1/2031 60,036 63,320
Pool# MA2775
2.50%, 10/1/2031 891,732 926,223
Pool# BM1888
2.50%, 10/1/2031 845,292 877,116
Pool# AS8038
2.50%, 10/1/2031 396,452 411,785
Pool# BC4777
2.50%, 10/1/2031 326,047 338,662
Pool# AL9323
2.50%, 10/1/2031 19,670 20,431
Pool# AS8612
3.00%, 10/1/2031 138,714 145,856
Pool# 607212
7.50%, 10/1/2031 3,151 3,231
Pool# MA0895
3.50%, 11/1/2031 166,056 176,649
Pool# 607632
6.50%, 11/1/2031 20 22
Pool# MA2830
2.50%, 12/1/2031 347,336 360,776
Pool# BM3814
2.50%, 12/1/2031 242,825 252,412
Pool# AS8594
2.50%, 1/1/2032 280,549 291,904
Pool# AS8597
2.50%, 1/1/2032 230,474 239,462
Pool# AS8609
3.00%, 1/1/2032 178,661 187,918
Pool# AL9786
3.00%, 1/1/2032 169,232 178,588
Pool# AL9585
3.50%, 1/1/2032 64,209 68,683
Pool# BM1036
2.50%, 2/1/2032 1,260,787 1,309,089
Pool# BM4624
3.00%, 2/1/2032 187,626 197,666
Pool# AL9872
3.00%, 2/1/2032 140,982 148,586
Pool# AL9740
3.00%, 2/1/2032 118,553 125,016
Pool# AL9871
3.00%, 2/1/2032 85,832 90,563
Pool# AS8767
3.00%, 2/1/2032 13,926 14,652
Pool# BM1007
2.50%, 3/1/2032 368,358 382,398
Pool# AL9899
3.00%, 3/1/2032 25,229 26,591
Pool# BM3269
2.50%, 4/1/2032 555,110 576,201
Pool# MA1029
3.50%, 4/1/2032 137,816 147,638
Pool# 545556
7.00%, 4/1/2032 2,661 3,011
Pool# AO2565
3.50%, 5/1/2032 52,075 55,627
Pool# AS9695
3.50%, 5/1/2032 28,280 30,164
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 545605
7.00%, 5/1/2032 3,559 4,065
Pool# BM4088
3.00%, 6/1/2032 227,144 238,743
Pool# AO5103
3.50%, 6/1/2032 146,257 155,919
Pool# 890786
3.50%, 6/1/2032 27,744 29,701
Pool# MA1107
3.50%, 7/1/2032 19,546 20,841
Pool# FM1664
4.00%, 7/1/2032 138,771 145,859
Pool# 651361
7.00%, 7/1/2032 1,041 1,069
Pool# BM1669
3.00%, 8/1/2032 146,253 154,636
Pool# AP1990
3.50%, 8/1/2032 58,988 62,690
Pool# AP1997
3.50%, 8/1/2032 48,693 51,760
Pool# BH5355
3.50%, 8/1/2032 7,560 8,027
Pool# AO7202
3.50%, 9/1/2032 134,943 143,841
Pool# MA1166
3.50%, 9/1/2032 106,135 113,163
Pool# BM5167
3.50%, 9/1/2032 20,559 21,719
Pool# CA0586
2.50%, 10/1/2032 55,455 57,943
Pool# AP3673
3.50%, 10/1/2032 132,440 141,926
Pool# BH9391
3.50%, 10/1/2032 9,325 9,884
Pool# BM3389
3.00%, 11/1/2032 224,152 236,832
Pool# AB6962
3.50%, 11/1/2032 195,092 209,081
Pool# AQ3343
3.50%, 11/1/2032 118,881 126,734
Pool# BM3977
3.00%, 12/1/2032 336,365 353,659
Pool# CA0951
3.00%, 12/1/2032 177,749 186,958
Pool# FM1661
2.50%, 1/1/2033 679,072 704,718
Pool# BM4338
2.50%, 1/1/2033 371,950 386,033
Pool# BM3919
3.00%, 2/1/2033 212,677 225,364
Pool# BM3750
3.50%, 3/1/2033 178,555 190,861
Pool# BM4129
3.50%, 4/1/2033 229,225 244,853
Pool# 555346
5.50%, 4/1/2033 35,245 39,842
Pool# 713560
5.50%, 4/1/2033 7,875 8,714
Pool# 694846
6.50%, 4/1/2033 6,607 7,294

64 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9402
3.00%, 5/1/2033 207,330 219,147
Pool# AB9403
3.00%, 5/1/2033 92,074 97,295
Pool# AB9300
3.00%, 5/1/2033 72,407 76,537
Pool# BM4132
3.50%, 5/1/2033 166,386 177,729
Pool# MA3372
4.00%, 5/1/2033 158,551 167,726
Pool# 555421
5.00%, 5/1/2033 759,588 854,429
Pool# MA3393
4.00%, 6/1/2033 66,265 69,728
Pool# MA3427
4.00%, 7/1/2033 51,940 54,686
Pool# 720087
5.50%, 7/1/2033 172,909 195,776
Pool# 728721
5.50%, 7/1/2033 17,384 19,523
Pool# 555684
5.50%, 7/1/2033 5,625 6,328
Pool# MA1527
3.00%, 8/1/2033 751,823 791,389
Pool# 743235
5.50%, 10/1/2033 9,533 10,691
Pool# 750229
6.50%, 10/1/2033 18,256 20,195
Pool# FM2154
4.00%, 12/1/2033 285,512 299,700
Pool# 755872
5.50%, 12/1/2033 111,002 124,854
Pool# 725221
5.50%, 1/1/2034 3,252 3,676
Pool# 725223
5.50%, 3/1/2034 388 439
Pool# 725228
6.00%, 3/1/2034 315,324 358,856
Pool# 725425
5.50%, 4/1/2034 186,445 210,998
Pool# 725423
5.50%, 5/1/2034 18,592 20,828
Pool# 725594
5.50%, 7/1/2034 78,903 89,460
Pool# MA3739
3.50%, 8/1/2034 133,749 141,290
Pool# 788027
6.50%, 9/1/2034 21,894 24,153
Pool# MA3827
2.50%, 11/1/2034 695,853 720,634
Pool# FM1905
3.00%, 11/1/2034 86,625 91,229
Pool# 807310
7.00%, 11/1/2034 1,961 2,238
Pool# FM2412
3.50%, 1/1/2035 46,655 49,647
Pool# 735141
5.50%, 1/1/2035 246,278 279,681
Pool# 889852
5.50%, 5/1/2035 6,913 7,816
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM5474
2.50%, 10/1/2035 591,320 612,788
Pool# MA4156
2.50%, 10/1/2035 509,541 526,813
Pool# FM4900
2.00%, 12/1/2035 77,446 79,430
Pool# 256023
6.00%, 12/1/2035 230,339 264,851
Pool# CA8793
2.00%, 2/1/2036 1,862,143 1,911,141
Pool# CA8736
2.00%, 2/1/2036 864,106 887,384
Pool# CA8789
2.00%, 2/1/2036 860,356 881,610
Pool# FM5908
2.00%, 2/1/2036 635,883 653,291
Pool# CA9141
2.00%, 2/1/2036 608,874 625,648
Pool# CA9145
2.00%, 2/1/2036 518,922 531,741
Pool# FM5571
2.00%, 2/1/2036 310,730 318,407
Pool# CA9435
2.00%, 3/1/2036 540,640 553,996
Pool# CA9475
2.00%, 3/1/2036 508,865 521,436
Pool# CA9441
2.50%, 3/1/2036 413,824 432,557
Pool# CB0262
2.00%, 4/1/2036 812,506 832,577
Pool# 745418
5.50%, 4/1/2036 36,463 41,105
Pool# FM7259
2.50%, 5/1/2036 370,333 385,466
Pool# 745516
5.50%, 5/1/2036 20,662 23,538
Pool# MA4360
2.00%, 6/1/2036 1,436,716 1,474,714
Pool# 889745
5.50%, 6/1/2036 3,906 4,427
Pool# CB1090
2.50%, 7/1/2036 214,847 224,032
Pool# FM8538
2.00%, 8/1/2036 275,294 282,708
Pool# 995065
5.50%, 9/1/2036 137,802 155,617
Pool# 888635
5.50%, 9/1/2036 89,271 100,900
Pool# 995024
5.50%, 8/1/2037 48,302 55,007
Pool# 995050
6.00%, 9/1/2037 449,738 521,376
Pool# 955194
7.00%, 11/1/2037 37,720 43,897
Pool# 928940
7.00%, 12/1/2037 21,851 22,962
Pool# MA3389
4.00%, 6/1/2038 95,812 102,581
Pool# MA3464
3.50%, 9/1/2038 176,480 187,187

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 990810
7.00%, 10/1/2038 47,416 49,368
Pool# AD8536
5.00%, 8/1/2040 145,707 162,222
Pool# AB1735
3.50%, 11/1/2040 5,052 5,322
Pool# AE9747
4.50%, 12/1/2040 482,041 532,887
Pool# AB2067
3.50%, 1/1/2041 190,376 205,541
Pool# 932888
3.50%, 1/1/2041 156,278 170,398
Pool# AB2068
3.50%, 1/1/2041 109,214 117,897
Pool# 932891
3.50%, 1/1/2041 30,354 32,882
Pool# AL3650
5.00%, 2/1/2041 9,804 11,065
Pool# AL6521
5.00%, 4/1/2041 820,697 929,796
Pool# AL0390
5.00%, 5/1/2041 284,665 322,520
Pool# AL5863
4.50%, 6/1/2041 1,695,611 1,866,665
Pool# AI9851
4.50%, 9/1/2041 27,286 30,173
Pool# AL0761
5.00%, 9/1/2041 92,631 104,219
Pool# BM3907
5.50%, 9/1/2041 219,545 248,502
Pool# AJ5431
4.50%, 10/1/2041 75,618 81,979
Pool# AJ4861
4.00%, 12/1/2041 99,422 109,140
Pool# AX5316
4.50%, 1/1/2042 48,187 53,258
Pool# AL2499
4.50%, 1/1/2042 17,251 18,927
Pool# AW8167
3.50%, 2/1/2042 558,551 602,364
Pool# AB5185
3.50%, 5/1/2042 240,725 258,254
Pool# AO3575
4.50%, 5/1/2042 46,768 50,434
Pool# AO4647
3.50%, 6/1/2042 560,882 605,725
Pool# AO8036
4.50%, 7/1/2042 292,889 322,706
Pool# AP2092
4.50%, 8/1/2042 11,749 12,584
Pool# AP6579
3.50%, 9/1/2042 467,064 504,020
Pool# AL2782
4.50%, 9/1/2042 85,625 94,743
Pool# AB6524
3.50%, 10/1/2042 728,692 781,721
Pool# AB7074
3.00%, 11/1/2042 431,539 455,411
Pool# AP8785
3.00%, 11/1/2042 146,992 155,103
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL2677
3.50%, 11/1/2042 495,219 534,829
Pool# AB6786
3.50%, 11/1/2042 258,523 278,166
Pool# MA1273
3.50%, 12/1/2042 216,085 232,513
Pool# AR4210
3.50%, 1/1/2043 120,381 129,980
Pool# AT4040
3.00%, 3/1/2043 115,753 122,132
Pool# AR8213
3.50%, 4/1/2043 122,859 132,147
Pool# AB9238
3.00%, 5/1/2043 697,827 737,308
Pool# AB9237
3.00%, 5/1/2043 561,907 595,449
Pool# AB9236
3.00%, 5/1/2043 174,533 185,320
Pool# AB9362
3.50%, 5/1/2043 761,247 822,172
Pool# AT4145
3.00%, 6/1/2043 213,969 226,050
Pool# AB9814
3.00%, 7/1/2043 670,885 708,856
Pool# AT6871
3.00%, 7/1/2043 103,388 108,924
Pool# AS0203
3.00%, 8/1/2043 507,530 536,234
Pool# AS0255
4.50%, 8/1/2043 170,606 188,985
Pool# AS0516
3.00%, 9/1/2043 353,427 373,402
Pool# AL4471
4.00%, 9/1/2043 289,060 317,469
Pool# AL6951
3.50%, 10/1/2043 367,371 394,938
Pool# BM4222
3.00%, 1/1/2044 492,423 519,137
Pool# AS2276
4.50%, 4/1/2044 294,535 324,763
Pool# AW1006
4.00%, 5/1/2044 110,044 120,960
Pool# AL7767
4.50%, 6/1/2044 26,741 29,432
Pool# AS3161
4.00%, 8/1/2044 623,955 684,708
Pool# BM4650
3.00%, 10/1/2044 888,335 936,855
Pool# CA0688
3.50%, 10/1/2044 245,896 264,347
Pool# BC5090
4.00%, 10/1/2044 64,163 70,085
Pool# AS3946
4.00%, 12/1/2044 770,318 845,691
Pool# AL8303
3.00%, 1/1/2045 156,951 165,493
Pool# BM4384
4.00%, 1/1/2045 277,663 304,284
Pool# BM3611
4.00%, 1/1/2045 227,617 249,436

66 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3804
3.50%, 2/1/2045 99,867 107,813
Pool# AL9555
4.00%, 2/1/2045 1,449,548 1,589,013
Pool# AX9524
4.00%, 2/1/2045 871,498 957,824
Pool# AS4418
4.00%, 2/1/2045 564,104 619,950
Pool# AS4375
4.00%, 2/1/2045 414,266 455,299
Pool# AL6889
4.50%, 2/1/2045 97,853 108,237
Pool# BM3931
3.00%, 3/1/2045 430,382 453,921
Pool# AY1312
3.50%, 3/1/2045 1,378,875 1,484,573
Pool# AX9567
3.50%, 3/1/2045 74,044 79,778
Pool# BM4975
4.00%, 3/1/2045 124,328 135,682
Pool# AS4578
4.00%, 3/1/2045 112,273 123,397
Pool# BM3664
3.00%, 5/1/2045 484,656 511,090
Pool# AS4921
3.50%, 5/1/2045 674,466 724,788
Pool# AS5012
4.00%, 5/1/2045 1,178,737 1,295,464
Pool# BM5562
4.00%, 6/1/2045 210,485 231,006
Pool# AS5312
3.50%, 7/1/2045 134,876 144,799
Pool# AZ7111
4.00%, 7/1/2045 14,338 15,516
Pool# AZ9866
4.00%, 8/1/2045 10,442 11,327
Pool# AL7207
4.50%, 8/1/2045 118,402 130,943
Pool# AL9634
3.50%, 10/1/2045 86,132 92,595
Pool# BA2164
3.00%, 11/1/2045 110,052 115,595
Pool# AS6311
3.50%, 12/1/2045 1,104,523 1,178,454
Pool# AS6282
3.50%, 12/1/2045 1,023,911 1,098,383
Pool# BC0326
3.50%, 12/1/2045 633,964 676,678
Pool# BC0092
3.50%, 12/1/2045 64,225 68,539
Pool# BC0475
3.50%, 12/1/2045 44,321 47,548
Pool# AS6362
4.50%, 12/1/2045 21,403 23,424
Pool# AS6474
3.50%, 1/1/2046 243,892 264,197
Pool# AS6539
3.50%, 1/1/2046 224,960 243,691
Pool# AL9849
3.50%, 1/1/2046 124,970 134,349
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6527
4.00%, 1/1/2046 164,832 178,981
Pool# BC0178
4.50%, 1/1/2046 2,144 2,301
Pool# BC1158
3.50%, 2/1/2046 857,763 915,337
Pool# BC2667
4.00%, 2/1/2046 23,168 25,071
Pool# BC0605
4.00%, 2/1/2046 19,471 20,990
Pool# AL9781
4.50%, 2/1/2046 232,209 255,563
Pool# BC0300
3.50%, 3/1/2046 643,547 684,767
Pool# BM4621
3.50%, 3/1/2046 321,156 346,569
Pool# AS6833
3.50%, 3/1/2046 15,293 16,365
Pool# AS6795
4.00%, 3/1/2046 94,259 101,498
Pool# BA6972
4.00%, 3/1/2046 30,839 33,468
Pool# BC0311
4.50%, 3/1/2046 2,621 2,829
Pool# BC0823
3.50%, 4/1/2046 108,948 116,228
Pool# BA7692
3.50%, 4/1/2046 13,016 14,021
Pool# AS7026
4.00%, 4/1/2046 68,006 73,493
Pool# AS7171
3.50%, 5/1/2046 32,679 34,792
Pool# AS7251
4.00%, 5/1/2046 12,609 13,610
Pool# AS7387
3.50%, 6/1/2046 97,451 103,853
Pool# AL8833
4.00%, 6/1/2046 686,568 753,812
Pool# AS7593
3.50%, 7/1/2046 597,148 638,992
Pool# AS7594
3.50%, 7/1/2046 559,775 597,993
Pool# AS7545
3.50%, 7/1/2046 158,255 168,538
Pool# AL8824
3.50%, 7/1/2046 157,768 170,880
Pool# AS7490
3.50%, 7/1/2046 102,071 109,497
Pool# BC1452
4.00%, 7/1/2046 1,015,296 1,099,951
Pool# BD5180
4.50%, 7/1/2046 4,202 4,521
Pool# MA2705
3.00%, 8/1/2046 518,148 542,789
Pool# BC1489
3.00%, 8/1/2046 120,325 127,099
Pool# BD4890
3.50%, 8/1/2046 657,295 700,256
Pool# BC9501
3.50%, 8/1/2046 22,944 24,535

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7760
4.00%, 8/1/2046 123,951 134,540
Pool# AS7648
4.00%, 8/1/2046 51,562 55,435
Pool# AS7795
4.00%, 8/1/2046 44,632 48,078
Pool# BD3911
4.00%, 8/1/2046 15,534 16,722
Pool# BD3923
4.00%, 8/1/2046 8,778 9,497
Pool# AS7770
4.50%, 8/1/2046 30,963 33,536
Pool# BD5232
4.50%, 8/1/2046 5,654 6,149
Pool# AL8947
3.50%, 9/1/2046 186,653 201,024
Pool# BD4944
3.50%, 9/1/2046 24,940 26,469
Pool# AL9263
3.00%, 10/1/2046 170,150 179,378
Pool# AL9234
3.50%, 10/1/2046 73,168 79,137
Pool# BM3932
3.50%, 10/1/2046 44,789 47,677
Pool# AS8125
3.50%, 10/1/2046 42,764 45,760
Pool# FM1871
4.00%, 10/1/2046 108,124 118,662
Pool# BC4766
4.50%, 10/1/2046 35,793 39,083
Pool# AS8154
4.50%, 10/1/2046 14,821 16,034
Pool# FM1368
3.00%, 11/1/2046 1,003,574 1,051,702
Pool# MA2806
3.00%, 11/1/2046 337,282 352,166
Pool# BC9003
3.00%, 11/1/2046 135,435 142,917
Pool# AS8369
3.50%, 11/1/2046 540,733 578,330
Pool# BE5067
3.50%, 11/1/2046 356,984 382,090
Pool# BE0065
3.50%, 11/1/2046 12,928 13,873
Pool# BE5038
4.00%, 11/1/2046 12,265 13,624
Pool# MA2833
3.00%, 12/1/2046 2,810,573 2,965,770
Pool# AS8483
3.00%, 12/1/2046 652,992 687,709
Pool# BC9067
3.00%, 12/1/2046 300,049 314,834
Pool# AS8488
3.00%, 12/1/2046 259,507 274,127
Pool# AS8509
3.00%, 12/1/2046 83,783 88,945
Pool# BM1121
3.50%, 12/1/2046 550,382 592,339
Pool# AS8492
3.50%, 12/1/2046 536,872 581,497
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8572
3.50%, 12/1/2046 389,126 414,428
Pool# AS8417
3.50%, 12/1/2046 314,354 334,196
Pool# BE4224
3.50%, 12/1/2046 14,037 15,002
Pool# AS8650
3.00%, 1/1/2047 1,135,566 1,191,186
Pool# AL9697
3.00%, 1/1/2047 645,589 681,936
Pool# AS8647
3.00%, 1/1/2047 485,588 512,740
Pool# BE5775
3.00%, 1/1/2047 404,522 424,207
Pool# AL9774
3.50%, 1/1/2047 358,100 390,350
Pool# BM3204
3.50%, 1/1/2047 277,041 299,769
Pool# BD2440
3.50%, 1/1/2047 198,886 211,872
Pool# AS8692
3.50%, 1/1/2047 185,638 197,568
Pool# BD2450
3.50%, 1/1/2047 133,346 142,009
Pool# BE6548
3.50%, 1/1/2047 70,496 74,974
Pool# BE7115
4.50%, 1/1/2047 13,141 14,305
Pool# BE5856
4.50%, 1/1/2047 10,045 10,909
Pool# BE6503
4.50%, 1/1/2047 4,441 4,819
Pool# BM3908
5.50%, 1/1/2047 44,107 50,197
Pool# MA2895
3.00%, 2/1/2047 3,550,452 3,712,513
Pool# BM3688
3.50%, 2/1/2047 436,845 465,475
Pool# BD5046
3.50%, 2/1/2047 83,248 88,707
Pool# BM5274
4.00%, 2/1/2047 80,463 86,861
Pool# BE8495
4.50%, 2/1/2047 3,728 4,026
Pool# BE7869
4.50%, 2/1/2047 2,993 3,208
Pool# AL9859
3.00%, 3/1/2047 1,060,235 1,114,020
Pool# AL9848
3.00%, 3/1/2047 343,978 360,649
Pool# BM5383
4.00%, 3/1/2047 52,169 57,034
Pool# AS8966
4.00%, 3/1/2047 36,665 39,285
Pool# AS8979
4.50%, 3/1/2047 57,002 62,369
Pool# BE9247
4.50%, 3/1/2047 6,425 6,968
Pool# BM3707
2.50%, 4/1/2047 179,354 184,093

68 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9463
3.50%, 4/1/2047 159,833 171,946
Pool# AS9451
3.50%, 4/1/2047 105,190 111,678
Pool# BD7122
4.00%, 4/1/2047 483,019 517,931
Pool# AS9467
4.00%, 4/1/2047 256,924 278,881
Pool# AS9470
4.50%, 4/1/2047 173,963 189,204
Pool# BH0304
4.50%, 4/1/2047 8,244 8,898
Pool# AS9562
3.00%, 5/1/2047 71,712 75,154
Pool# BM3237
3.50%, 5/1/2047 364,151 391,631
Pool# AS9577
3.50%, 5/1/2047 152,671 164,506
Pool# BM1268
4.00%, 5/1/2047 283,373 307,451
Pool# BE3670
3.50%, 6/1/2047 159,495 169,021
Pool# AS9794
3.50%, 6/1/2047 133,671 144,217
Pool# AS9747
4.00%, 6/1/2047 709,184 770,707
Pool# BM3549
4.00%, 6/1/2047 294,640 318,809
Pool# BE3702
4.00%, 6/1/2047 106,675 114,346
Pool# BM1295
4.50%, 6/1/2047 126,352 136,805
Pool# BE9624
4.50%, 6/1/2047 18,104 19,526
Pool# BM3801
3.00%, 7/1/2047 587,718 616,188
Pool# AS9938
3.50%, 7/1/2047 142,167 153,855
Pool# BM1551
3.50%, 7/1/2047 132,950 143,016
Pool# AS9909
3.50%, 7/1/2047 68,104 73,262
Pool# BM1492
4.00%, 7/1/2047 531,775 577,016
Pool# AS9973
4.00%, 7/1/2047 35,218 37,559
Pool# 890673
3.00%, 8/1/2047 298,743 313,439
Pool# MA3087
3.50%, 8/1/2047 257,338 273,056
Pool# CA0240
3.50%, 8/1/2047 138,954 147,203
Pool# BM1658
3.50%, 8/1/2047 113,413 121,579
Pool# BH7375
3.50%, 8/1/2047 85,073 90,426
Pool# CA0123
4.00%, 8/1/2047 426,420 465,942
Pool# BH2597
4.00%, 8/1/2047 265,399 283,776
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH5359
4.00%, 8/1/2047 154,386 167,567
Pool# CA0133
4.00%, 8/1/2047 51,586 55,157
Pool# BM5787
4.00%, 8/1/2047 14,998 16,170
Pool# CA0407
3.50%, 9/1/2047 234,341 248,109
Pool# BH4004
4.00%, 9/1/2047 243,727 260,828
Pool# BM3556
4.00%, 9/1/2047 141,255 156,849
Pool# CA0392
4.00%, 9/1/2047 118,174 126,131
Pool# CA0265
4.00%, 9/1/2047 33,804 36,197
Pool# CA0487
3.50%, 10/1/2047 553,784 584,918
Pool# BM1959
3.50%, 10/1/2047 375,817 406,661
Pool# CA0493
4.00%, 10/1/2047 290,909 311,012
Pool# CA0549
4.00%, 10/1/2047 197,611 211,158
Pool# BM3015
4.00%, 10/1/2047 158,762 174,420
Pool# CA0496
4.50%, 10/1/2047 180,876 198,972
Pool# CA0623
4.50%, 10/1/2047 48,178 52,090
Pool# CA0693
3.50%, 11/1/2047 390,636 413,896
Pool# CA0680
3.50%, 11/1/2047 184,575 199,739
Pool# BM3358
3.50%, 11/1/2047 167,590 181,316
Pool# CA0696
4.00%, 11/1/2047 454,145 483,766
Pool# BM3191
4.00%, 11/1/2047 104,322 111,795
Pool# CA0808
4.00%, 11/1/2047 79,425 85,042
Pool# BM3379
3.00%, 12/1/2047 543,601 572,748
Pool# BJ2492
3.50%, 12/1/2047 262,313 278,292
Pool# MA3211
4.00%, 12/1/2047 701,332 751,019
Pool# BJ1699
4.00%, 12/1/2047 222,176 243,103
Pool# MA3238
3.50%, 1/1/2048 400,268 423,862
Pool# CA0991
3.50%, 1/1/2048 383,473 414,958
Pool# CA1015
4.00%, 1/1/2048 270,769 289,637
Pool# CA1025
4.50%, 1/1/2048 385,214 414,875
Pool# CA1189
3.50%, 2/1/2048 1,585,529 1,678,464

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH9280
3.50%, 2/1/2048 793,299 853,711
Pool# CA1242
3.50%, 2/1/2048 177,451 193,206
Pool# MA3277
4.00%, 2/1/2048 15,709 16,766
Pool# BJ8271
4.50%, 2/1/2048 490,149 530,537
Pool# BJ8270
4.50%, 2/1/2048 270,071 292,743
Pool# BK1586
4.50%, 2/1/2048 261,979 286,339
Pool# BJ8269
4.50%, 2/1/2048 251,454 276,533
Pool# CA4341
3.00%, 3/1/2048 140,553 146,363
Pool# MA3305
3.50%, 3/1/2048 44,020 46,575
Pool# BK1972
4.50%, 3/1/2048 72,796 79,249
Pool# BJ0640
5.00%, 3/1/2048 19,810 21,773
Pool# CA1531
3.50%, 4/1/2048 136,536 148,913
Pool# CA1510
3.50%, 4/1/2048 119,865 126,853
Pool# CA1551
4.00%, 4/1/2048 698,699 742,973
Pool# CA1560
4.50%, 4/1/2048 149,838 164,074
Pool# BJ2681
5.00%, 4/1/2048 56,969 62,437
Pool# MA3348
5.00%, 4/1/2048 6,132 6,720
Pool# BM4024
3.50%, 5/1/2048 89,332 97,222
Pool# MA3358
4.50%, 5/1/2048 224,383 240,227
Pool# MA3374
5.00%, 5/1/2048 17,147 18,787
Pool# CA1898
4.50%, 6/1/2048 174,329 191,494
Pool# CA1951
4.00%, 7/1/2048 172,535 183,907
Pool# BK6577
4.50%, 7/1/2048 22,467 24,098
Pool# CA1988
4.50%, 7/1/2048 5,868 6,312
Pool# BK4766
4.50%, 8/1/2048 280,245 304,613
Pool# CA2376
4.00%, 9/1/2048 184,819 196,653
Pool# MA3472
5.00%, 9/1/2048 21,923 23,946
Pool# MA3495
4.00%, 10/1/2048 245,268 260,939
Pool# CA2493
4.50%, 10/1/2048 126,883 136,324
Pool# BM4664
4.50%, 10/1/2048 114,353 124,635
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5024
3.00%, 11/1/2048 701,520 730,798
Pool# FM1001
3.50%, 11/1/2048 52,677 55,793
Pool# MA3521
4.00%, 11/1/2048 256,489 272,584
Pool# MA3536
4.00%, 12/1/2048 193,288 205,386
Pool# CA2779
4.50%, 12/1/2048 347,133 377,349
Pool# BN0340
4.50%, 12/1/2048 311,794 333,736
Pool# BM5212
4.50%, 12/1/2048 84,313 90,404
Pool# FM2888
3.50%, 1/1/2049 1,840,207 1,939,058
Pool# BN3944
4.00%, 1/1/2049 116,915 125,898
Pool# BN3960
4.50%, 1/1/2049 204,282 219,196
Pool# BN6135
4.00%, 2/1/2049 89,837 95,503
Pool# FM2337
4.50%, 2/1/2049 353,082 378,329
Pool# CA3387
4.00%, 4/1/2049 390,951 427,889
Pool# CA3394
5.00%, 4/1/2049 41,951 46,133
Pool# CA3489
4.00%, 5/1/2049 288,821 315,199
Pool# MA3665
4.50%, 5/1/2049 346,619 371,740
Pool# FM1051
4.50%, 5/1/2049 199,321 213,789
Pool# CA3669
4.00%, 6/1/2049 426,490 463,476
Pool# CA3639
4.00%, 6/1/2049 145,409 156,599
Pool# FM8304
4.00%, 7/1/2049 896,243 952,152
Pool# CA3825
4.00%, 7/1/2049 330,576 360,273
Pool# CA3844
4.50%, 7/1/2049 159,856 171,385
Pool# CA4035
4.50%, 8/1/2049 199,448 213,859
Pool# BO5494
3.00%, 11/1/2049 116,998 121,930
Pool# MA3835
3.50%, 11/1/2049 166,653 175,710
Pool# BO6225
3.00%, 12/1/2049 866,669 898,124
Pool# BO5380
3.00%, 12/1/2049 130,446 136,260
Pool# MA3873
4.00%, 12/1/2049 187,037 198,737
Pool# CA5152
3.00%, 2/1/2050 301,016 313,490
Pool# FM2887
3.00%, 3/1/2050 573,355 598,185

70 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM0077
3.00%, 3/1/2050 146,946 153,596
Pool# CA5510
3.00%, 4/1/2050 492,454 513,304
Pool# CA5754
4.00%, 5/1/2050 62,229 66,179
Pool# MA4077
2.00%, 7/1/2050 1,167,154 1,164,594
Pool# CA6598
2.50%, 8/1/2050 1,082,809 1,108,609
Pool# BQ4909
2.00%, 9/1/2050 2,003,891 1,999,496
Pool# CA6985
2.00%, 9/1/2050 1,081,877 1,082,097
Pool# FM4226
2.50%, 9/1/2050 2,662,018 2,731,501
Pool# FM4231
2.50%, 9/1/2050 2,429,349 2,481,507
Pool# FM4222
2.50%, 9/1/2050 617,709 637,154
Pool# CA7029
2.50%, 9/1/2050 571,629 589,675
Pool# CA7572
2.50%, 10/1/2050 3,686,905 3,800,020
Pool# CA7368
2.50%, 10/1/2050 1,533,451 1,566,353
Pool# CA7369
2.50%, 10/1/2050 1,195,880 1,221,432
Pool# MA4181
1.50%, 11/1/2050 1,003,312 969,783
Pool# CA7573
2.50%, 11/1/2050 5,517,781 5,683,175
Pool# FM4859
2.50%, 11/1/2050 1,275,510 1,308,817
Pool# FM4808
2.50%, 11/1/2050 951,322 971,765
Pool# CA8442
2.00%, 1/1/2051 2,429,875 2,431,502
Pool# FM6031
2.00%, 2/1/2051 2,929,818 2,923,540
Pool# CA8823
2.00%, 2/1/2051 1,287,528 1,285,698
Pool# CA8893
2.00%, 2/1/2051 1,255,598 1,253,813
Pool# BQ9747
2.00%, 2/1/2051 917,600 915,588
Pool# FM6135
2.00%, 2/1/2051 700,676 700,278
Pool# CA8866
2.50%, 2/1/2051 892,778 912,007
Pool# FM6554
2.00%, 3/1/2051 2,296,727 2,297,197
Pool# FM7677
2.50%, 3/1/2051 2,608,603 2,667,986
Pool# FM6569
2.50%, 3/1/2051 2,573,599 2,636,497
Pool# FM6834
2.00%, 4/1/2051 2,757,368 2,757,931
Pool# CB0235
2.00%, 4/1/2051 1,468,610 1,467,831
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB0149
2.00%, 4/1/2051 377,945 377,116
Pool# BR7647
2.00%, 4/1/2051 291,099 290,461
Pool# BR7703
2.50%, 4/1/2051 464,067 474,138
Pool# CB0400
2.00%, 5/1/2051 360,714 362,647
Pool# MA4326
2.50%, 5/1/2051 2,000,788 2,043,958
Pool# CB0684
2.00%, 6/1/2051 1,521,746 1,520,184
Pool# CB0819
2.00%, 6/1/2051 1,381,668 1,380,935
Pool# FM7719
2.00%, 6/1/2051 993,449 993,653
Pool# MA4378
2.00%, 7/1/2051 2,386,716 2,381,481
Pool# CB1110
2.00%, 7/1/2051 626,403 625,059
Pool# FM8160
2.50%, 7/1/2051 778,559 801,756
Pool# FM8007
2.50%, 7/1/2051 507,843 519,070
Pool# CB1065
2.50%, 7/1/2051 388,058 396,666
Pool# CB1133
2.50%, 7/1/2051 316,265 325,178
Pool# CB1330
2.50%, 8/1/2051 1,772,771 1,812,210
Pool# FM8011
2.50%, 8/1/2051 1,478,996 1,520,440
Pool# CB1400
3.00%, 8/1/2051 48,899 51,786
Pool# MA4437
2.00%, 10/1/2051 11,656,240 11,631,090
Pool# BU1052
2.00%, 10/1/2051 569,696 568,446
Pool# FM9082
2.00%, 10/1/2051 546,924 546,930
Pool# FM9081
2.00%, 10/1/2051 205,533 205,358
Pool# FM9450
2.00%, 11/1/2051 2,127,118 2,132,097
Pool# CB2148
2.00%, 11/1/2051 994,618 993,204
Pool# FM9491
2.50%, 11/1/2051 855,789 875,380
Pool# FM9494
2.50%, 11/1/2051 545,892 558,389
Pool# BU5908
2.00%, 12/1/2051 3,995,806 3,987,042
Pool# CB2410
2.50%, 12/1/2051 2,164,847 2,211,007
Pool# FM9806
2.50%, 12/1/2051 1,894,873 1,938,627
Pool# FM9864
2.50%, 12/1/2051 1,100,000 1,131,800
Pool# FM9697
2.50%, 12/1/2051 498,373 512,780

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4512
2.50%, 1/1/2052 2,825,000 2,884,920
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 1/25/2037 16,900,000 16,945,225
2.00%, 1/25/2037 12,940,000 13,249,603
2.50%, 1/25/2037 695,000 718,363
3.00%, 1/25/2037 98,663 103,161
3.50%, 1/25/2037 1,293,000 1,360,947
4.00%, 1/25/2037 143,000 150,168
4.50%, 1/25/2037 215,000 223,281
5.00%, 1/25/2037 35,000 36,097
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 1/25/2052 17,525,000 16,923,347
2.00%, 1/25/2052 24,920,208 24,843,426
2.50%, 1/25/2052 20,076,000 20,482,322
3.00%, 1/25/2052 8,725,000 9,038,780
3.50%, 1/25/2052 1,700,000 1,789,631
4.00%, 1/25/2052 1,900,000 2,020,972
4.50%, 1/25/2052 25,000 26,781
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 275 286
Pool# 457801
7.00%, 8/15/2028 1,598 1,714
Pool# 486936
6.50%, 2/15/2029 633 701
Pool# 502969
6.00%, 3/15/2029 2,347 2,588
Pool# 487053
7.00%, 3/15/2029 775 839
Pool# 781014
6.00%, 4/15/2029 1,604 1,773
Pool# 509099
7.00%, 6/15/2029 2,654 2,725
Pool# 470643
7.00%, 7/15/2029 6,962 7,150
Pool# 434505
7.50%, 8/15/2029 46 46
Pool# 781124
7.00%, 12/15/2029 5,416 6,167
Pool# 507396
7.50%, 9/15/2030 33,583 34,949
Pool# 531352
7.50%, 9/15/2030 2,151 2,217
Pool# 536334
7.50%, 10/15/2030 155 159
Pool# 540659
7.00%, 1/15/2031 717 726
Pool# 486019
7.50%, 1/15/2031 794 825
Pool# 535388
7.50%, 1/15/2031 491 499
Pool# 528589
6.50%, 3/15/2031 17,364 19,050
Pool# 508473
7.50%, 4/15/2031 3,289 3,498
Pool# 544470
8.00%, 4/15/2031 1,782 1,789
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781287
7.00%, 5/15/2031 2,558 2,932
Pool# 781319
7.00%, 7/15/2031 781 922
Pool# 485879
7.00%, 8/15/2031 4,399 4,792
Pool# 572554
6.50%, 9/15/2031 37,780 41,448
Pool# 781328
7.00%, 9/15/2031 2,467 2,820
Pool# 550991
6.50%, 10/15/2031 461 506
Pool# 571267
7.00%, 10/15/2031 339 364
Pool# 555171
6.50%, 12/15/2031 1,140 1,250
Pool# 781380
7.50%, 12/15/2031 806 938
Pool# 781481
7.50%, 1/15/2032 3,593 4,213
Pool# 580972
6.50%, 2/15/2032 160 176
Pool# 781401
7.50%, 2/15/2032 2,488 2,848
Pool# 781916
6.50%, 3/15/2032 30,961 34,685
Pool# 552474
7.00%, 3/15/2032 4,219 4,758
Pool# 781478
7.50%, 3/15/2032 1,436 1,659
Pool# 781429
8.00%, 3/15/2032 2,562 2,955
Pool# 781431
7.00%, 4/15/2032 9,632 11,225
Pool# 552616
7.00%, 6/15/2032 34,213 38,294
Pool# 570022
7.00%, 7/15/2032 12,850 14,668
Pool# 595077
6.00%, 10/15/2032 4,759 5,530
Pool# 552903
6.50%, 11/15/2032 53,232 59,635
Pool# 552952
6.00%, 12/15/2032 3,979 4,425
Pool# 602102
6.00%, 2/15/2033 13,651 15,039
Pool# 588192
6.00%, 2/15/2033 3,771 4,170
Pool# 553144
5.50%, 4/15/2033 12,751 14,476
Pool# 604243
6.00%, 4/15/2033 5,894 6,756
Pool# 611526
6.00%, 5/15/2033 7,641 8,409
Pool# 553320
6.00%, 6/15/2033 15,100 17,154
Pool# 604788
6.50%, 11/15/2033 49,598 54,491
Pool# 781688
6.00%, 12/15/2033 23,905 27,759

72 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 604875
6.00%, 12/15/2033 21,018 24,398
Pool# 781690
6.00%, 12/15/2033 9,405 10,921
Pool# 781699
7.00%, 12/15/2033 3,512 3,913
Pool# 621856
6.00%, 1/15/2034 8,523 9,378
Pool# 564799
6.00%, 3/15/2034 14,675 16,165
Pool# 630038
6.50%, 8/15/2034 29,772 32,663
Pool# 781804
6.00%, 9/15/2034 24,840 28,829
Pool# 781847
6.00%, 12/15/2034 16,848 19,553
Pool# 486921
5.50%, 2/15/2035 6,146 6,949
Pool# 781902
6.00%, 2/15/2035 23,675 27,389
Pool# 781933
6.00%, 6/15/2035 2,646 3,074
Pool# 649513
5.50%, 10/15/2035 153,598 169,497
Pool# 649510
5.50%, 10/15/2035 85,978 97,819
Pool# 652207
5.50%, 3/15/2036 40,788 44,874
Pool# 655519
5.00%, 5/15/2036 19,013 21,394
Pool# 652539
5.00%, 5/15/2036 6,617 7,451
Pool# 606308
5.50%, 5/15/2036 6,892 7,597
Pool# 606314
5.50%, 5/15/2036 6,744 7,416
Pool# 657912
6.50%, 8/15/2036 4,250 4,663
Pool# 697957
4.50%, 3/15/2039 643,862 722,949
Pool# 704630
5.50%, 7/15/2039 24,318 27,459
Pool# 710724
4.50%, 8/15/2039 212,385 238,327
Pool# 722292
5.00%, 9/15/2039 416,139 480,777
Pool# 782803
6.00%, 11/15/2039 197,830 225,421
Pool# 736666
4.50%, 4/15/2040 445,755 500,369
Pool# 733312
4.00%, 9/15/2040 53,879 59,007
Pool# 742235
4.00%, 12/15/2040 121,385 133,008
Pool# 755959
4.00%, 1/15/2041 102,621 113,219
Pool# 759075
4.00%, 1/15/2041 97,932 107,579
Pool# 742244
4.00%, 1/15/2041 94,353 103,413
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 755958
4.00%, 1/15/2041 89,475 98,322
Pool# 753826
4.00%, 1/15/2041 48,021 52,593
Pool# 690662
4.00%, 1/15/2041 36,047 39,377
Pool# 719486
4.00%, 1/15/2041 7,619 8,096
Pool# 759207
4.00%, 2/15/2041 189,284 208,063
Pool# 757555
4.00%, 2/15/2041 22,794 24,575
Pool# 757557
4.00%, 2/15/2041 17,408 18,595
Pool# 738107
4.00%, 3/15/2041 238,623 262,360
Pool# 784637
4.00%, 8/15/2041 76,586 85,044
Pool# 778869
4.00%, 2/15/2042 126,495 139,127
Pool# 783745
3.50%, 3/15/2043 893,765 995,480
Pool# AD8789
3.50%, 3/15/2043 463,937 495,970
Pool# AD2254
3.50%, 3/15/2043 85,046 90,128
Pool# AA6403
3.00%, 5/15/2043 573,516 604,147
Pool# AD2411
3.50%, 5/15/2043 366,459 388,356
Pool# 783781
3.50%, 6/15/2043 338,095 376,233
Pool# 784015
3.00%, 7/15/2043 105,866 110,859
Pool# 784459
3.00%, 12/15/2046 235,799 245,343
Pool# 784293
3.00%, 12/15/2046 57,766 63,241
Pool# 784355
4.00%, 12/15/2046 113,195 120,314
Pool# 784500
3.00%, 2/15/2047 507,529 526,060
Pool# 784713
3.00%, 2/15/2047 119,500 126,709
Pool# 784458
3.50%, 12/15/2047 1,144,611 1,273,153
Pool# 784747
4.00%, 5/15/2048 96,881 103,862
Pool# 784715
4.00%, 5/15/2048 74,840 79,647
Pool# 785073
4.00%, 9/15/2049 98,429 105,522
Pool# BD4016
3.00%, 10/15/2049 223,000 230,010
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 261,460 295,357
Pool# 4245
6.00%, 9/20/2038 99,443 112,552

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4559
5.00%, 10/20/2039 235,603 265,973
Pool# 4715
5.00%, 6/20/2040 59,776 67,525
Pool# 4747
5.00%, 7/20/2040 680,461 766,167
Pool# 4771
4.50%, 8/20/2040 568,022 623,250
Pool# 4802
5.00%, 9/20/2040 456,829 516,045
Pool# 4834
4.50%, 10/20/2040 150,606 165,388
Pool# 737727
4.00%, 12/20/2040 914,164 997,297
Pool# 737730
4.00%, 12/20/2040 298,746 325,928
Pool# 4923
4.50%, 1/20/2041 233,874 259,691
Pool# 4978
4.50%, 3/20/2041 32,986 36,375
Pool# 5017
4.50%, 4/20/2041 343,925 379,261
Pool# 5056
5.00%, 5/20/2041 115,922 130,950
Pool# 5082
4.50%, 6/20/2041 134,170 148,325
Pool# 5175
4.50%, 9/20/2041 158,836 175,886
Pool# 675523
3.50%, 3/20/2042 175,979 187,541
Pool# 5332
4.00%, 3/20/2042 150,145 163,604
Pool# MA0392
3.50%, 9/20/2042 1,378,077 1,476,264
Pool# MA0462
3.50%, 10/20/2042 1,083,658 1,160,842
Pool# MA0534
3.50%, 11/20/2042 2,486,155 2,663,042
Pool# MA0625
3.50%, 12/20/2042 526,782 561,053
Pool# MA0698
3.00%, 1/20/2043 561,772 589,260
Pool# MA0852
3.50%, 3/20/2043 571,236 611,860
Pool# MA0934
3.50%, 4/20/2043 522,758 559,979
Pool# AF1001
3.50%, 6/20/2043 464,330 497,180
Pool# MA1376
4.00%, 10/20/2043 235,980 255,250
Pool# AJ9335
3.50%, 10/20/2044 50,165 53,275
Pool# MA2677
3.00%, 3/20/2045 199,939 208,788
Pool# MA2754
3.50%, 4/20/2045 369,952 391,488
Pool# MA2824
2.50%, 5/20/2045 388,361 401,029
Pool# MA2825
3.00%, 5/20/2045 780,187 818,223
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AM4381
3.50%, 5/20/2045 474,607 499,504
Pool# MA2891
3.00%, 6/20/2045 1,318,064 1,383,981
Pool# MA2960
3.00%, 7/20/2045 449,643 469,380
Pool# 784156
4.00%, 8/20/2045 196,708 208,970
Pool# AO1103
3.50%, 9/20/2045 753,405 802,815
Pool# AO1099
3.50%, 9/20/2045 419,860 446,389
Pool# MA3106
4.00%, 9/20/2045 107,578 116,368
Pool# MA3172
3.00%, 10/20/2045 215,133 224,559
Pool# MA3173
3.50%, 10/20/2045 151,193 159,891
Pool# MA3174
4.00%, 10/20/2045 13,473 14,313
Pool# MA3243
3.00%, 11/20/2045 404,231 421,938
Pool# MA3244
3.50%, 11/20/2045 396,967 420,638
Pool# 784098
3.00%, 12/20/2045 790,189 826,865
Pool# MA3309
3.00%, 12/20/2045 691,938 722,249
Pool# MA3310
3.50%, 12/20/2045 295,934 313,155
Pool# 784111
3.00%, 1/20/2046 424,571 444,698
Pool# MA3377
4.00%, 1/20/2046 60,973 65,762
Pool# 784119
3.00%, 2/20/2046 799,417 836,522
Pool# 784115
3.00%, 2/20/2046 36,555 38,251
Pool# MA3520
3.00%, 3/20/2046 548,519 572,526
Pool# MA3521
3.50%, 3/20/2046 1,057,302 1,118,665
Pool# MA3522
4.00%, 3/20/2046 423,152 449,526
Pool# MA3596
3.00%, 4/20/2046 285,135 297,448
Pool# MA3597
3.50%, 4/20/2046 303,082 320,221
Pool# MA3662
3.00%, 5/20/2046 1,087,943 1,135,491
Pool# MA3735
3.00%, 6/20/2046 665,084 694,243
Pool# MA3736
3.50%, 6/20/2046 1,746,744 1,839,756
Pool# MA3804
4.00%, 7/20/2046 65,341 69,536
Pool# MA3873
3.00%, 8/20/2046 1,417,808 1,479,930
Pool# MA3876
4.50%, 8/20/2046 68,851 75,758

74 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3936
3.00%, 9/20/2046 1,447,884 1,511,378
Pool# MA3939
4.50%, 9/20/2046 10,655 11,797
Pool# MA4006
4.50%, 10/20/2046 213,965 236,504
Pool# MA4068
3.00%, 11/20/2046 216,260 225,749
Pool# MA4069
3.50%, 11/20/2046 22,845 24,028
Pool# MA4070
4.00%, 11/20/2046 40,078 42,650
Pool# MA4071
4.50%, 11/20/2046 14,811 16,369
Pool# MA4125
2.50%, 12/20/2046 124,048 127,793
Pool# MA4126
3.00%, 12/20/2046 2,198,640 2,295,146
Pool# MA4127
3.50%, 12/20/2046 533,647 561,864
Pool# MA4194
2.50%, 1/20/2047 469,941 483,287
Pool# MA4196
3.50%, 1/20/2047 139,930 147,231
Pool# MA4261
3.00%, 2/20/2047 569,831 594,750
Pool# MA4262
3.50%, 2/20/2047 2,137,565 2,247,146
Pool# MA4264
4.50%, 2/20/2047 16,841 18,203
Pool# MA4321
3.50%, 3/20/2047 1,080,139 1,135,129
Pool# AZ1974
3.50%, 4/20/2047 266,431 283,328
Pool# MA4382
3.50%, 4/20/2047 184,232 193,540
Pool# MA4383
4.00%, 4/20/2047 915,359 975,913
Pool# MA4384
4.50%, 4/20/2047 22,105 23,805
Pool# MA4509
3.00%, 6/20/2047 206,310 215,576
Pool# MA4511
4.00%, 6/20/2047 419,225 446,195
Pool# MA4512
4.50%, 6/20/2047 49,268 52,911
Pool# MA4585
3.00%, 7/20/2047 37,788 39,482
Pool# MA4587
4.00%, 7/20/2047 1,301,597 1,387,156
Pool# 784471
3.50%, 8/20/2047 448,910 481,743
Pool# MA4652
3.50%, 8/20/2047 425,443 446,771
Pool# BC1888
3.50%, 8/20/2047 423,828 452,235
Pool# MA4653
4.00%, 8/20/2047 66,228 70,536
Pool# 784408
3.50%, 10/20/2047 228,166 251,109
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4780
4.50%, 10/20/2047 17,411 18,648
Pool# MA4836
3.00%, 11/20/2047 387,822 404,797
Pool# MA4837
3.50%, 11/20/2047 379,426 398,982
Pool# MA4838
4.00%, 11/20/2047 1,774,187 1,890,736
Pool# 784421
3.50%, 12/20/2047 333,550 370,384
Pool# MA4900
3.50%, 12/20/2047 274,509 288,254
Pool# MA4962
3.50%, 1/20/2048 520,339 547,045
Pool# MA5018
3.00%, 2/20/2048 147,461 153,153
Pool# MA5019
3.50%, 2/20/2048 29,031 30,411
Pool# 784480
3.50%, 4/20/2048 347,608 381,340
Pool# 784479
3.50%, 4/20/2048 241,035 265,588
Pool# 784481
3.50%, 4/20/2048 108,399 115,739
Pool# MA5137
4.00%, 4/20/2048 378,749 402,151
Pool# BD4034
4.00%, 4/20/2048 118,748 127,668
Pool# MA5138
4.50%, 4/20/2048 161,048 171,570
Pool# MA5192
4.00%, 5/20/2048 691,174 733,068
Pool# MA5265
4.50%, 6/20/2048 290,371 308,809
Pool# MA5331
4.50%, 7/20/2048 133,167 141,627
Pool# MA5398
4.00%, 8/20/2048 689,698 729,234
Pool# MA5399
4.50%, 8/20/2048 354,504 375,415
Pool# MA5466
4.00%, 9/20/2048 152,123 161,073
Pool# BJ2692
4.00%, 11/20/2048 91,171 96,561
Pool# MA5597
5.00%, 11/20/2048 13,272 14,187
Pool# MA5652
4.50%, 12/20/2048 166,281 175,899
Pool# 784656
4.50%, 12/20/2048 91,074 96,747
Pool# BK2856
4.50%, 12/20/2048 18,173 19,295
Pool# MA5653
5.00%, 12/20/2048 37,738 40,267
Pool# MA5712
5.00%, 1/20/2049 139,159 148,083
Pool# MA5818
4.50%, 3/20/2049 121,919 128,933
Pool# MA5878
5.00%, 4/20/2049 14,926 15,926

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5987
4.50%, 6/20/2049 791,106 836,749
Pool# MA6041
4.50%, 7/20/2049 217,803 230,356
Pool# MA6092
4.50%, 8/20/2049 91,282 96,428
Pool# MA6153
3.00%, 9/20/2049 155,737 161,246
Pool# MA6409
3.00%, 1/20/2050 1,064,614 1,102,468
Pool# MA6474
3.00%, 2/20/2050 1,021,422 1,057,711
Pool# MA6542
3.50%, 3/20/2050 274,403 285,719
Pool# MA6657
3.50%, 5/20/2050 536,027 559,013
Pool# BW4732
2.50%, 8/20/2050 1,238,301 1,268,858
Pool# BW6206
2.50%, 8/20/2050 1,144,442 1,172,680
Pool# MA6820
3.00%, 8/20/2050 809,277 838,728
Pool# MA6821
3.50%, 8/20/2050 864,636 902,060
Pool# BW4741
2.50%, 9/20/2050 1,168,665 1,197,483
Pool# BY0776
2.50%, 9/20/2050 779,650 798,920
Pool# BY0805
2.50%, 9/20/2050 728,589 746,607
Pool# MA7053
3.00%, 12/20/2050 1,195,047 1,238,139
Pool# MA7136
2.50%, 1/20/2051 2,344,337 2,403,729
Pool# MA7193
2.50%, 2/20/2051 649,461 665,915
Pool# MA7367
2.50%, 5/20/2051 4,764,142 4,884,838
Pool# MA7472
2.50%, 7/20/2051 2,418,315 2,479,582
Pool# MA7534
2.50%, 8/20/2051 3,233,369 3,315,284
Pool# MA7650
3.00%, 10/20/2051 2,795,945 2,900,681
Pool# MA7705
2.50%, 11/20/2051 299,090 306,667
Pool# MA7766
2.00%, 12/20/2051 3,875,000 3,914,189
Pool# MA7767
2.50%, 12/20/2051 1,400,000 1,435,468
GNMA TBA
1.50%, 1/15/2052 450,000 438,207
2.00%, 1/15/2052 23,600,000 23,813,068
2.50%, 1/15/2052 7,169,000 7,341,496
3.00%, 1/15/2052 2,672,000 2,764,592
4.00%, 1/15/2052 514,000 545,207
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
4.50%, 1/15/2052 575,000 636,817
Total Mortgage-Backed Securities
(cost $613,549,037)
621,554,765
Municipal Bonds 0.8%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 164,551
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 61,816
Series F-2, 6.26%,
4/1/2049 250,000 399,539
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 91,796
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 134,816
Golden State Tobacco
Securitization Corp., 3.71%,
6/1/2041 90,000 90,103
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 515,651
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 123,807
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 324,498
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 584,928
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 150,410
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 239,629
State of California, GO
7.55%, 4/1/2039 1,410,000 2,353,086
7.63%, 3/1/2040 425,000 703,911
University of California, RB
Series AB, 3.35%, 7/1/2029 200,000 219,735
Series H, 6.55%, 5/15/2048 150,000 232,108
Series F, 6.58%, 5/15/2049 200,000 308,025
Series N, 3.26%, 5/15/2060 230,000 247,487
University of Texas System,
RB, Series F, 5.95%,
5/15/2045 300,000 424,447

76 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
California
University of California, RB
(continued)
University of Virginia,
RB, Series AQ, 4.77%,
5/15/2115 150,000 214,581
7,584,924
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 649,668
Florida 0.0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 94,537
Series A, 2.15%, 7/1/2030 105,000 104,752
199,289
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 484,000 748,731
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 422,525
State of Illinois, GO
4.95%, 6/1/2023 81,455 84,575
5.10%, 6/1/2033 945,000 1,092,311
1,599,411
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 157,104
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 708,280
New Jersey Transportation
Trust Fund Authority,
RB, 4.13%, 6/15/2042 30,000 33,593
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 337,357
1,236,334
New York 0.2%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 736,520
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 433,197
New York City Transitional
Finance Authority, RB,
Series B, 5.57%, 11/1/2038 500,000 649,361
Municipal Bonds
Principal
Amount ($) Value ($)
New York
New York State Dormitory
Authority, RB, 5.63%,
3/15/2039 250,000 322,726
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 620,000 804,375
3.18%, 7/15/2060 135,000 133,903
3,080,082
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 121,050
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 204,350
325,400
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 158,539
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 297,486
Dallas-Fort Worth International
Airport, RB, Series C,
2.92%, 11/1/2050 100,000 102,265
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 45,530
North Texas Tollway Authority,
RB, 3.01%, 1/1/2043 35,000 35,803
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 427,487
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 150,000 180,074
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 359,130
Series C, 4.79%, 8/15/2046 200,000 270,271
1,718,046
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 85,176
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 273,740
Total Municipal Bonds
(cost $13,615,411)
17,659,340

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 77
Supranational 1.4%
Principal
Amount ($) Value ($)
African Development Bank
0.75%, 4/3/2023 1,000,000 1,001,837
3.00%, 9/20/2023 500,000 519,222
Asian Development Bank
2.75%, 3/17/2023 1,000,000 1,026,203
2.63%, 1/30/2024 1,000,000 1,037,948
0.38%, 6/11/2024 1,000,000 987,780
1.50%, 10/18/2024 500,000 506,865
0.63%, 4/29/2025 1,000,000 984,523
1.88%, 1/24/2030 500,000 512,377
Asian Infrastructure
Investment Bank (The),
0.50%, 10/30/2024 230,000 226,973
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025(b) 1,000,000 1,012,507
European Investment Bank
2.50%, 3/15/2023 500,000 511,607
1.38%, 5/15/2023 3,000,000 3,030,891
3.25%, 1/29/2024 1,000,000 1,049,736
0.75%, 10/26/2026(b) 290,000 282,189
2.38%, 5/24/2027(b) 2,000,000 2,098,346
1.25%, 2/14/2031(b) 300,000 291,886
Inter-American Development
Bank
2.50%, 1/18/2023(b) 2,000,000 2,040,951
2.63%, 1/16/2024 1,000,000 1,037,280
1.75%, 3/14/2025 500,000 510,108
0.63%, 7/15/2025 1,000,000 981,088
2.00%, 7/23/2026 1,000,000 1,031,135
2.25%, 6/18/2029 250,000 262,698
1.13%, 1/13/2031 2,000,000 1,921,231
International Bank for
Reconstruction &
Development
7.63%, 1/19/2023 973,000 1,045,018
1.88%, 6/19/2023 1,000,000 1,018,072
3.00%, 9/27/2023 750,000 779,380
0.63%, 4/22/2025 1,000,000 983,244
2.50%, 11/22/2027(b) 1,000,000 1,056,289
1.13%, 9/13/2028 1,000,000 975,859
0.88%, 5/14/2030 1,000,000 947,056
1.63%, 11/3/2031 1,000,000 1,000,123
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 516,365
Total Supranational
(cost $30,980,434)
31,186,787
U.S. Government Agency Securities 1.2%
FHLB
3.00%, 12/9/2022 1,535,000 1,572,540
2.75%, 12/13/2024 1,000,000 1,051,515
5.50%, 7/15/2036(b) 1,500,000 2,175,161
FHLMC
0.13%, 7/25/2022 3,325,000 3,323,200
0.25%, 6/26/2023 2,700,000 2,686,999
0.25%, 8/24/2023 3,535,000 3,512,048
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLMC
0.25%, 12/4/2023 1,030,000 1,020,258
0.38%, 7/21/2025 1,165,000 1,135,378
6.25%, 7/15/2032 1,245,000 1,788,541
FNMA
2.63%, 1/11/2022 1,055,000 1,055,607
2.38%, 1/19/2023 490,000 500,033
0.50%, 6/17/2025 1,000,000 980,051
6.25%, 5/15/2029 2,500,000 3,320,388
7.25%, 5/15/2030 2,000,000 2,878,026
0.88%, 8/5/2030 440,000 414,629
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 739,482
Total U.S. Government Agency Securities
(cost $27,018,033)
28,153,856
U.S. Treasury Obligations 38.4%
U.S. Treasury Bonds
7.63%, 11/15/2022 (b) 2,000,000 2,125,781
6.25%, 8/15/2023 4,000,000 4,363,750
6.88%, 8/15/2025 (b) 449,000 541,220
6.00%, 2/15/2026 (b) 4,042,000 4,828,295
6.50%, 11/15/2026 (b) 3,000,000 3,743,438
5.50%, 8/15/2028 4,000,000 5,030,625
5.38%, 2/15/2031 (b) 2,000,000 2,676,484
4.75%, 2/15/2037 709,600 1,006,523
5.00%, 5/15/2037 305,000 443,954
4.38%, 2/15/2038 250,000 344,492
4.25%, 5/15/2039 1,500,000 2,056,523
4.50%, 8/15/2039 (b) 1,080,000 1,525,163
4.38%, 11/15/2039 300,000 418,113
3.88%, 8/15/2040 1,000,000 1,318,008
1.38%, 11/15/2040 1,500,000 1,366,992
4.25%, 11/15/2040 1,400,000 1,936,484
4.75%, 2/15/2041 (b) 2,000,000 2,942,422
3.75%, 8/15/2041 4,900,000 6,399,668
3.13%, 11/15/2041 (b) 7,100,000 8,531,926
3.13%, 2/15/2042 (b) 1,000,000 1,204,805
3.00%, 5/15/2042 (b) 1,000,000 1,184,141
2.75%, 8/15/2042 6,200,000 7,064,125
2.75%, 11/15/2042 1,500,000 1,709,531
3.13%, 2/15/2043 4,050,000 4,881,357
2.88%, 5/15/2043 (b) 5,350,000 6,216,867
3.63%, 2/15/2044 5,000,000 6,506,836
3.38%, 5/15/2044 4,000,000 5,035,781
3.13%, 8/15/2044 5,700,000 6,921,715
3.00%, 11/15/2044 5,500,000 6,558,750
2.50%, 2/15/2045 6,500,000 7,148,223
3.00%, 5/15/2045 (b) 5,500,000 6,578,301
2.88%, 8/15/2045 3,300,000 3,874,535
2.50%, 2/15/2046 7,000,000 7,732,539
2.50%, 5/15/2046 (b) 3,000,000 3,315,586
2.88%, 11/15/2046 3,000,000 3,548,320
3.00%, 2/15/2047 (b) 2,000,000 2,420,313
3.00%, 5/15/2047 (b) 2,000,000 2,427,500
2.75%, 8/15/2047 2,500,000 2,909,180
2.75%, 11/15/2047 3,200,000 3,725,500
3.00%, 2/15/2048 4,000,000 4,882,188

78 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.38%, 11/15/2048 5,500,000 7,196,191
2.88%, 5/15/2049 (b) 5,000,000 6,023,047
2.25%, 8/15/2049 3,000,000 3,210,820
2.38%, 11/15/2049 800,000 878,813
2.00%, 2/15/2050 500,000 507,871
1.25%, 5/15/2050 1,700,000 1,443,605
1.38%, 8/15/2050 5,000,000 4,379,883
1.63%, 11/15/2050 6,800,000 6,335,422
1.88%, 2/15/2051 (b) 4,400,000 4,353,250
2.38%, 5/15/2051 (b) 7,500,000 8,283,984
2.00%, 8/15/2051 (b) 19,700,000 20,081,688
1.88%, 11/15/2051 2,600,000 2,579,281
U.S. Treasury Notes
1.75%, 9/30/2022 5,500,000 5,558,652
1.88%, 10/31/2022 6,000,000 6,074,766
2.00%, 10/31/2022 5,000,000 5,067,383
1.63%, 11/15/2022 1,300,000 1,313,914
0.13%, 11/30/2022 10,000,000 9,977,344
2.00%, 11/30/2022 8,500,000 8,623,184
1.75%, 1/31/2023 7,600,000 7,706,578
2.00%, 2/15/2023 6,000,000 6,103,594
1.50%, 2/28/2023 (b) 7,000,000 7,082,852
2.63%, 2/28/2023 5,000,000 5,123,633
0.13%, 3/31/2023 (b) 5,000,000 4,976,953
1.50%, 3/31/2023 (b) 3,900,000 3,947,684
2.75%, 4/30/2023 5,000,000 5,146,094
0.13%, 5/15/2023 (b) 2,000,000 1,988,516
1.75%, 5/15/2023 (b) 1,000,000 1,016,484
1.63%, 5/31/2023 2,000,000 2,030,156
2.75%, 8/31/2023 3,000,000 3,102,891
1.38%, 9/30/2023 3,500,000 3,542,383
2.88%, 10/31/2023 5,000,000 5,197,070
2.75%, 11/15/2023 1,500,000 1,556,660
2.13%, 11/30/2023 1,500,000 1,540,254
2.25%, 12/31/2023 3,500,000 3,604,863
2.63%, 12/31/2023 (b) 8,000,000 8,297,812
2.25%, 1/31/2024 (b) 5,500,000 5,668,867
2.50%, 1/31/2024 9,000,000 9,322,031
2.75%, 2/15/2024 2,500,000 2,603,809
2.00%, 4/30/2024 7,000,000 7,189,766
2.50%, 5/15/2024 (b) 7,000,000 7,271,797
2.00%, 5/31/2024 3,800,000 3,904,352
1.75%, 6/30/2024 (b) 6,000,000 6,130,781
2.13%, 7/31/2024 6,500,000 6,706,426
2.38%, 8/15/2024 24,353,000 25,286,214
0.38%, 9/15/2024 (b) 5,000,000 4,929,297
1.50%, 9/30/2024 (b) 14,000,000 14,220,937
2.13%, 9/30/2024 (b) 9,000,000 9,293,906
0.63%, 10/15/2024 (b) 6,000,000 5,951,250
1.50%, 10/31/2024 15,000,000 15,234,961
0.75%, 11/15/2024 (b) 6,000,000 5,966,250
2.25%, 11/15/2024 7,550,000 7,827,227
2.13%, 11/30/2024 3,800,000 3,926,766
1.00%, 12/15/2024 1,000,000 1,001,094
2.25%, 12/31/2024 5,000,000 5,187,891
2.00%, 2/15/2025 18,700,000 19,261,000
2.63%, 3/31/2025 4,300,000 4,519,031
2.13%, 5/15/2025 (b) 8,300,000 8,591,473
0.25%, 5/31/2025 7,500,000 7,295,508
0.25%, 7/31/2025 15,000,000 14,550,000
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.88%, 7/31/2025 6,500,000 6,907,519
2.00%, 8/15/2025 6,000,000 6,187,969
0.25%, 8/31/2025 4,000,000 3,874,844
2.75%, 8/31/2025 4,000,000 4,231,719
0.25%, 9/30/2025 (b) 8,000,000 7,746,875
0.25%, 10/31/2025 (b) 8,000,000 7,732,187
2.25%, 11/15/2025 8,500,000 8,853,281
0.38%, 11/30/2025 15,200,000 14,741,031
0.38%, 12/31/2025 10,000,000 9,692,969
0.38%, 1/31/2026 8,000,000 7,739,375
1.63%, 2/15/2026 8,500,000 8,646,094
0.50%, 2/28/2026 2,000,000 1,943,203
0.75%, 3/31/2026 4,000,000 3,924,062
1.63%, 5/15/2026 2,000,000 2,033,516
0.75%, 5/31/2026 3,000,000 2,938,359
0.88%, 6/30/2026 (b) 6,000,000 5,904,844
0.63%, 7/31/2026 2,000,000 1,944,766
1.50%, 8/15/2026 (b) 9,700,000 9,809,883
0.75%, 8/31/2026 5,000,000 4,888,086
1.38%, 8/31/2026 (b) 4,500,000 4,526,191
0.88%, 9/30/2026 (b) 8,000,000 7,857,187
1.63%, 9/30/2026 (b) 10,000,000 10,169,922
1.13%, 10/31/2026 (b) 15,000,000 14,900,391
1.63%, 10/31/2026 8,000,000 8,135,312
1.25%, 11/30/2026 (b) 2,000,000 1,998,750
2.25%, 2/15/2027 1,200,000 1,257,047
2.38%, 5/15/2027 (b) 5,700,000 6,015,726
0.50%, 5/31/2027 1,000,000 957,539
2.25%, 8/15/2027 (b) 8,300,000 8,706,570
0.50%, 8/31/2027 8,000,000 7,633,437
2.25%, 11/15/2027 5,390,000 5,658,868
0.63%, 11/30/2027 8,500,000 8,141,074
0.75%, 1/31/2028 (b) 4,000,000 3,851,875
2.75%, 2/15/2028 10,000,000 10,807,812
1.13%, 2/29/2028 (b) 3,000,000 2,956,406
1.25%, 3/31/2028 1,500,000 1,486,641
1.25%, 4/30/2028 (b) 5,000,000 4,954,492
2.88%, 5/15/2028 10,000,000 10,894,922
1.25%, 5/31/2028 3,000,000 2,970,352
1.25%, 6/30/2028 (b) 4,000,000 3,959,062
1.00%, 7/31/2028 (b) 4,000,000 3,894,219
2.88%, 8/15/2028 8,500,000 9,282,930
1.13%, 8/31/2028 4,000,000 3,922,500
1.25%, 9/30/2028 (b) 4,500,000 4,447,090
1.38%, 10/31/2028 9,000,000 8,963,437
3.13%, 11/15/2028 7,000,000 7,780,664
1.50%, 11/30/2028 3,000,000 3,011,719
1.38%, 12/31/2028 1,500,000 1,493,203
2.63%, 2/15/2029 8,772,000 9,483,012
2.38%, 5/15/2029 (b) 5,700,000 6,075,176
1.63%, 8/15/2029 (b) 3,000,000 3,043,477
1.75%, 11/15/2029 (b) 4,000,000 4,100,000
0.63%, 5/15/2030 4,800,000 4,488,000
0.63%, 8/15/2030 7,000,000 6,528,047
0.88%, 11/15/2030 (b) 9,100,000 8,651,754
1.13%, 2/15/2031 (b) 6,500,000 6,308,301
1.63%, 5/15/2031 5,500,000 5,569,609
1.25%, 8/15/2031 (b) 6,000,000 5,865,937

NVIT Bond Index Fund - December 31, 2021 - Statement of Investments - 79
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.38%, 11/15/2031 (b) 5,500,000 5,430,391
Total U.S. Treasury Obligations
(cost $851,820,034)
879,059,787
Repurchase Agreements 4.9%
Bank of America NA
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $5,000,021,
collateralized by U.S.
Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $5,100,000. (h)(i) 5,000,000 5,000,000
BofA Securities, Inc.
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $7,000,030,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 6.25%, maturing
1/13/2022 - 10/5/2045;
total market value
$7,140,068. (h)(i) 7,000,000 7,000,000
Cantor Fitzgerald & Co.
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $6,624,888,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $6,757,357. (h)(i) 6,624,860 6,624,860
MetLife, Inc.
0.06%, dated 12/31/2021,
due 1/3/2022, repurchase
price $32,000,160,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $32,653,116. (h)(i) 32,000,000 32,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $60,000,584,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$61,200,525. (h)(i) 60,000,000 60,000,000
Pershing LLC
0.08%, dated 12/31/2021,
due 1/3/2022, repurchase
price $2,000,014,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 8.50%, maturing
1/12/2022 - 11/20/2071;
total market value
$2,040,000. (h)(i) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $112,624,860)
112,624,860
Total Investments Before TBA Sale
Commitments
(cost $2,285,044,734) — 103.5% 2,368,060,940
TBA Sale Commitments 0.0%
†
Mortgage-Backed Securities 0.0%
†
GNMA TBA
5.00%, 1/15/2052 (74,000)
(78,897)
Total Mortgage-Backed Security
$(79,492)
(78,897)
Total Investments
(cost $2,284,965,242) — 103.5%
2,367,982,043
Liabilities in excess of other
assets — (3.5)% (79,518,111)
NET ASSETS — 100.0%
$ 2,288,463,932

80 - Statement of Investments - December 31, 2021 - NVIT Bond Index Fund
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of December 31, 2021.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $269,571,921, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $112,624,860 and by
$163,769,628 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/4/2022 –
11/15/2051, a total value of $276,394,488.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2021.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $7,799,595 which represents 0.34% of net assets.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2021.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$112,624,860.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT International Index Fund - December 31, 2021 - Statement of Investments - 81
Common Stocks 98.7%
Shares Value ($)
AUSTRALIA 7.7%
Airlines 0.0%
†
Qantas Airways Ltd.* 102,103 372,338
Banks 1.8%
Australia & New Zealand
Banking Group Ltd. 338,042 6,767,819
Commonwealth Bank of
Australia 210,910 15,502,343
National Australia Bank Ltd. 393,049 8,249,608
Westpac Banking Corp.(a) 439,573 6,834,144
37,353,914
Beverages 0.0%
†
Treasury Wine Estates Ltd. 89,903 810,509
Biotechnology 0.6%
CSL Ltd.(a) 56,836 12,035,842
Capital Markets 0.4%
ASX Ltd. 22,872 1,546,458
Macquarie Group Ltd. 41,550 6,211,156
Magellan Financial Group
Ltd.(a) 18,178 281,019
8,038,633
Chemicals 0.0%
†
Orica Ltd.(a) 50,673 505,400
Commercial Services & Supplies 0.1%
Brambles Ltd. 170,986 1,322,650
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 24,963 629,510
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 488,716 1,486,538
Electric Utilities 0.1%
AusNet Services Ltd. 229,923 429,820
Origin Energy Ltd. 223,889 855,369
1,285,189
Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus 124,103 1,004,327
Goodman Group 196,270 3,790,026
GPT Group (The) 219,652 866,379
Mirvac Group 451,049 956,354
Scentre Group 619,366 1,424,461
Stockland 291,193 898,667
Vicinity Centres 451,549 556,269
9,496,483
Food & Staples Retailing 0.3%
Coles Group Ltd. 154,640 2,018,837
Endeavour Group Ltd. 153,738 754,108
Woolworths Group Ltd. 150,117 4,152,259
6,925,204
Gas Utilities 0.1%
APA Group(a) 133,436 977,621
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 8,150 1,279,541
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 21,100 1,095,361
Sonic Healthcare Ltd. 53,641 1,822,079
2,917,440
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 72,843 2,310,247
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Crown Resorts Ltd.*(a) 43,675 380,887
Domino's Pizza Enterprises
Ltd. 7,387 634,510
Tabcorp Holdings Ltd. 261,447 956,308
4,281,952
Insurance 0.2%
Insurance Australia Group
Ltd.(a) 293,785 910,681
Medibank Pvt Ltd. 320,551 781,463
QBE Insurance Group Ltd. 172,647 1,426,175
Suncorp Group Ltd.(a) 147,316 1,187,199
4,305,518
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,011 733,405
SEEK Ltd.(a) 40,571 967,969
1,701,374
IT Services 0.1%
Afterpay Ltd.* 26,057 1,559,641
Computershare Ltd. 62,533 910,186
2,469,827
Metals & Mining 2.2%
BHP Group Ltd.(a) 352,973 10,682,719
BHP Group plc 249,495 7,435,575
BlueScope Steel Ltd. 56,874 868,832
Evolution Mining Ltd.(a) 205,834 609,070
Fortescue Metals Group Ltd. 199,095 2,793,737
Glencore plc* 1,188,984 6,049,148
Newcrest Mining Ltd. 97,786 1,743,244
Northern Star Resources
Ltd.(a) 135,290 927,297
Rio Tinto Ltd. 44,938 3,283,299
Rio Tinto plc 132,931 8,764,301
South32 Ltd. 569,609 1,669,626
44,826,848
Multiline Retail 0.3%
Wesfarmers Ltd. 133,953 5,780,010
Oil, Gas & Consumable Fuels 0.2%
Ampol Ltd. 30,859 666,106
Santos Ltd. 373,139 1,715,410
Washington H Soul Pattinson
& Co. Ltd. 26,368 568,822
Woodside Petroleum Ltd. 114,946 1,835,993
4,786,331
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 81,891 637,136
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 211,347 536,739
Software 0.0%
†
WiseTech Global Ltd. 15,888 674,629
Trading Companies & Distributors 0.0%
†
Reece Ltd. 35,454 698,338
Transportation Infrastructure 0.2%
Sydney Airport* 151,430 956,835
Transurban Group 365,931 3,682,226
4,639,061
160,774,575

82 - Statement of Investments - December 31, 2021 - NVIT International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG 40,050 1,882,697
Raiffeisen Bank International
AG 16,664 490,080
2,372,777
Electric Utilities 0.0%
†
Verbund AG 7,666 865,214
Metals & Mining 0.0%
†
voestalpine AG 12,978 473,101
Oil, Gas & Consumable Fuels 0.1%
OMV AG 16,954 963,329
Paper & Forest Products 0.1%
Mondi plc 57,726 1,422,471
6,096,892
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 29,234 2,510,898
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 90,564 5,483,050
Chemicals 0.1%
Solvay SA 8,685 1,012,524
Umicore SA 23,313 951,183
1,963,707
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 8,490 948,795
Groupe Bruxelles Lambert
SA 4,876 545,280
Sofina SA 1,846 907,740
2,401,815
Diversified Telecommunication Services 0.0%
†
Proximus SADP 20,547 400,670
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 3,487 459,819
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 7,190 305,018
Insurance 0.1%
Ageas SA/NV 21,353 1,106,996
Pharmaceuticals 0.1%
UCB SA 15,170 1,733,569
16,365,542
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 20,475 1,034,360
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 49,511 899,947
CHINA 0.7%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 438,500 1,437,130
Common Stocks
Shares Value ($)
CHINA
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 215,200 564,434
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR* 6,105 264,347
Food Products 0.0%
†
Wilmar International Ltd. 221,594 681,267
Internet & Direct Marketing Retail 0.5%
Prosus NV* 110,434 9,211,663
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 164,000 593,599
Real Estate Management & Development 0.1%
ESR Cayman Ltd. Reg. S*(b) 243,800 825,216
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. 244,000 438,889
14,016,545
DENMARK 2.7%
Air Freight & Logistics 0.3%
DSV A/S 24,135 5,576,796
Banks 0.1%
Danske Bank A/S 82,276 1,406,127
Beverages 0.1%
Carlsberg A/S, Class B 11,603 1,993,114
Biotechnology 0.1%
Genmab A/S* 7,781 3,115,503
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 1,014 443,811
Chemicals 0.1%
Chr Hansen Holding A/S 12,268 964,502
Novozymes A/S, Class B 24,291 1,989,128
2,953,630
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 22,940 2,945,831
Electrical Equipment 0.2%
Vestas Wind Systems A/S 120,218 3,635,481
Health Care Equipment & Supplies 0.2%
Ambu A/S, Class B 20,226 529,391
Coloplast A/S, Class B 14,412 2,521,298
Demant A/S* 12,491 633,675
GN Store Nord A/S 14,666 916,407
4,600,771
Insurance 0.1%
Tryg A/S 44,080 1,089,501
Marine 0.2%
AP Moller - Maersk A/S,
Class A 384 1,280,041
AP Moller - Maersk A/S,
Class B 673 2,415,356
3,695,397

NVIT International Index Fund - December 31, 2021 - Statement of Investments - 83
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 199,916 22,349,561
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 11,887 1,479,465
55,284,988
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 382,261 4,655,406
Communications Equipment 0.2%
Nokia OYJ* 639,466 4,017,186
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 16,382 1,006,120
Electric Utilities 0.1%
Fortum OYJ 51,896 1,585,114
Food & Staples Retailing 0.1%
Kesko OYJ, Class B 31,169 1,033,977
Insurance 0.1%
Sampo OYJ, Class A 58,761 2,931,576
Machinery 0.2%
Kone OYJ, Class B 40,723 2,895,843
Wartsila OYJ Abp 56,217 782,905
3,678,748
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 50,919 2,510,832
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 68,654 1,248,496
UPM-Kymmene OYJ 62,464 2,360,728
3,609,224
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 12,329 511,612
25,539,795
FRANCE 10.5%
Aerospace & Defense 0.7%
Airbus SE* 69,751 8,908,169
Dassault Aviation SA 2,780 300,389
Safran SA 40,887 5,021,690
Thales SA 12,297 1,046,510
15,276,758
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 20,150 3,302,954
Faurecia SE 12,884 611,081
Valeo 27,298 825,113
4,739,148
Automobiles 0.1%
Renault SA* 24,047 835,084
Banks 0.7%
BNP Paribas SA 134,044 9,261,646
Credit Agricole SA 147,897 2,112,512
Societe Generale SA 95,252 3,270,912
14,645,070
Beverages 0.3%
Pernod Ricard SA 25,043 6,025,288
Common Stocks
Shares Value ($)
FRANCE
Beverages
Remy Cointreau SA 2,674 650,903
6,676,191
Building Products 0.2%
Cie de Saint-Gobain 60,349 4,244,972
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 7,471 616,720
Chemicals 0.5%
Air Liquide SA 56,519 9,855,581
Arkema SA 7,487 1,055,990
10,911,571
Construction & Engineering 0.4%
Bouygues SA 28,788 1,031,472
Eiffage SA 9,902 1,021,351
Vinci SA 63,933 6,773,947
8,826,770
Diversified Financial Services 0.0%
†
Eurazeo SE 4,217 368,651
Wendel SE 2,947 353,338
721,989
Diversified Telecommunication Services 0.1%
Orange SA 237,850 2,548,101
Electric Utilities 0.0%
†
Electricite de France SA 56,712 666,468
Electrical Equipment 0.2%
Legrand SA 31,895 3,732,819
Entertainment 0.1%
Bollore SA 97,089 543,268
Ubisoft Entertainment SA* 11,503 564,151
1,107,419
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 6,510 535,274
Gecina SA 5,521 772,222
Klepierre SA* 22,335 529,628
Unibail-Rodamco-Westfield* 15,200 1,059,677
2,896,801
Food & Staples Retailing 0.1%
Carrefour SA 76,966 1,410,662
Food Products 0.2%
Danone SA 77,935 4,840,945
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,979 707,744
Health Care Providers & Services 0.0%
†
Orpea SA 6,511 651,180
Hotels, Restaurants & Leisure 0.1%
Accor SA* 21,011 679,945
La Francaise des Jeux
SAEM Reg. S(b) 11,647 516,030
Sodexo SA 10,125 887,802
2,083,777
Household Durables 0.0%
†
SEB SA 3,494 544,216
Insurance 0.4%
AXA SA 229,328 6,834,452
CNP Assurances 18,198 450,678
7,285,130

84 - Statement of Investments - December 31, 2021 - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,065 399,566
IT Services 0.4%
Capgemini SE 18,920 4,621,216
Edenred 29,029 1,339,761
Worldline SA Reg. S*(b) 28,286 1,576,225
7,537,202
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,306 1,810,600
Machinery 0.1%
Alstom SA 38,544 1,372,744
Media 0.2%
Publicis Groupe SA 27,195 1,830,943
Vivendi SE 86,789 1,174,159
3,005,102
Multi-Utilities 0.3%
Engie SA 220,040 3,258,155
Suez SA 41,504 936,092
Veolia Environnement SA 77,264 2,834,237
7,028,484
Oil, Gas & Consumable Fuels 0.7%
TotalEnergies SE 299,353 15,204,372
Personal Products 0.7%
L'Oreal SA 29,791 14,122,172
Pharmaceuticals 0.7%
Ipsen SA 4,089 373,914
Sanofi 134,918 13,555,708
13,929,622
Professional Services 0.2%
Bureau Veritas SA 34,130 1,132,861
Teleperformance 6,925 3,087,475
4,220,336
Software 0.2%
Dassault Systemes SE 79,445 4,712,852
Textiles, Apparel & Luxury Goods 2.3%
EssilorLuxottica SA(a) 34,406 7,280,927
Hermes International 3,785 6,609,269
Kering SA 8,959 7,188,645
LVMH Moet Hennessy Louis
Vuitton SE 33,004 27,234,922
48,313,763
Transportation Infrastructure 0.1%
Aeroports de Paris*(a) 3,812 492,535
Getlink SE 49,290 817,695
1,310,230
218,936,580
GERMANY 8.6%
Aerospace & Defense 0.1%
MTU Aero Engines AG 6,312 1,283,332
Air Freight & Logistics 0.4%
Deutsche Post AG
(Registered) 118,258 7,611,889
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 67,158 472,596
Common Stocks
Shares Value ($)
GERMANY
Auto Components 0.1%
Continental AG* 13,202 1,397,701
Automobiles 0.9%
Bayerische Motoren Werke
AG 39,844 4,015,158
Bayerische Motoren Werke
AG (Preference) 6,641 554,308
Daimler AG (Registered) 102,330 7,857,905
Porsche Automobil Holding
SE (Preference) 17,791 1,688,356
Volkswagen AG(a) 3,765 1,107,388
Volkswagen AG (Preference) 22,012 4,448,393
19,671,508
Banks 0.0%
†
Commerzbank AG* 125,621 957,298
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 244,029 3,062,956
Deutsche Boerse AG 22,431 3,757,643
6,820,599
Chemicals 0.6%
BASF SE 108,560 7,635,619
Covestro AG Reg. S(b) 23,563 1,453,953
Evonik Industries AG(a) 23,426 759,248
FUCHS PETROLUB SE
(Preference) 7,629 346,727
LANXESS AG 10,547 654,444
Symrise AG 15,605 2,314,702
13,164,693
Construction Materials 0.1%
HeidelbergCement AG 17,546 1,188,768
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 397,361 7,385,012
Telefonica Deutschland
Holding AG(a) 106,553 294,784
United Internet AG
(Registered) 12,388 491,404
8,171,200
Electrical Equipment 0.1%
Siemens Energy AG* 48,305 1,236,769
Food & Staples Retailing 0.1%
HelloFresh SE* 19,141 1,472,340
Health Care Equipment & Supplies 0.3%
Carl Zeiss Meditec AG 4,927 1,036,764
Sartorius AG (Preference) 3,043 2,059,635
Siemens Healthineers AG
Reg. S(b) 32,942 2,468,460
5,564,859
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 24,456 1,584,243
Fresenius SE & Co. KGaA 51,043 2,058,026
3,642,269
Household Products 0.1%
Henkel AG & Co. KGaA 12,061 943,000

NVIT International Index Fund - December 31, 2021 - Statement of Investments - 85
Common Stocks
Shares Value ($)
GERMANY
Household Products
Henkel AG & Co. KGaA
(Preference) 21,775 1,763,408
2,706,408
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 11,158 530,680
Industrial Conglomerates 0.8%
Siemens AG (Registered) 90,945 15,808,306
Insurance 0.9%
Allianz SE (Registered) 48,961 11,575,333
Hannover Rueck SE 7,093 1,350,626
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 16,707 4,956,391
17,882,350
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 10,890 763,414
Internet & Direct Marketing Retail 0.1%
Zalando SE Reg. S*(a)(b) 20,166 1,635,298
Zalando SE Reg. S*∞(b) 5,968 483,366
IT Services 0.0%
†
Bechtle AG 10,302 738,485
Machinery 0.2%
Daimler Truck Holding AG* 51,165 1,880,936
GEA Group AG 17,480 957,122
KION Group AG 8,886 976,179
Knorr-Bremse AG 8,219 811,116
Rational AG 644 660,227
5,285,580
Multi-Utilities 0.3%
E.ON SE 268,574 3,725,502
RWE AG 76,622 3,113,100
6,838,602
Personal Products 0.1%
Beiersdorf AG 11,969 1,231,513
Pharmaceuticals 0.5%
Bayer AG (Registered) 116,557 6,239,819
Merck KGaA 15,437 3,990,979
10,230,798
Real Estate Management & Development 0.3%
Aroundtown SA 118,978 720,633
LEG Immobilien SE 8,773 1,225,505
Vonovia SE 87,196 4,814,656
6,760,794
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 154,906 7,182,846
Software 0.9%
Nemetschek SE 6,877 882,193
SAP SE 124,141 17,729,948
18,612,141
Textiles, Apparel & Luxury Goods 0.4%
adidas AG 22,695 6,545,263
Puma SE 12,362 1,513,667
8,058,930
Common Stocks
Shares Value ($)
GERMANY
Trading Companies & Distributors 0.1%
Brenntag SE 18,411 1,668,030
179,073,362
HONG KONG 2.3%
Banks 0.1%
Hang Seng Bank Ltd. 91,700 1,678,887
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 189,000 473,251
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 145,000 8,475,145
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 469,220 630,744
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 72,000 458,475
CLP Holdings Ltd. 198,000 1,999,697
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 314,000 308,097
Power Assets Holdings Ltd. 172,000 1,072,067
3,838,336
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 251,000 2,211,195
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 935,545 586,839
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,358,266 2,114,624
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 24,061 244,941
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 24,500 1,316,875
Jardine Matheson Holdings
Ltd. 600 33,030
1,349,905
Insurance 0.7%
AIA Group Ltd. 1,438,000 14,497,082
Machinery 0.2%
Techtronic Industries Co. Ltd. 162,500 3,234,673
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 244,516 1,541,962
Hang Lung Properties Ltd. 244,000 501,952
Henderson Land
Development Co. Ltd. 158,775 676,271
Hongkong Land Holdings
Ltd. 133,400 672,336
Hongkong Land Holdings
Ltd. 8,100 42,091
New World Development Co.
Ltd. 171,231 677,833
Sino Land Co. Ltd. 425,000 529,430

86 - Statement of Investments - December 31, 2021 - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Sun Hung Kai Properties Ltd. 158,500 1,924,096
Swire Pacific Ltd., Class A 56,500 321,492
Swire Properties Ltd. 138,400 346,858
Wharf Real Estate
Investment Co. Ltd. 191,500 972,773
8,207,094
Road & Rail 0.0%
†
MTR Corp. Ltd. 191,500 1,027,859
48,570,575
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 18,466 2,210,242
Construction Materials 0.2%
CRH plc 93,089 4,916,992
Containers & Packaging 0.1%
Smurfit Kappa Group plc 28,659 1,584,321
Food Products 0.1%
Kerry Group plc, Class A 18,705 2,411,223
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 19,564 3,087,029
14,209,807
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 3,266 565,600
Banks 0.2%
Bank Hapoalim BM 132,866 1,368,202
Bank Leumi Le-Israel BM 171,475 1,842,531
Israel Discount Bank Ltd.,
Class A 137,812 925,665
Mizrahi Tefahot Bank Ltd. 15,695 605,065
4,741,463
Chemicals 0.0%
†
ICL Group Ltd. 80,791 776,159
IT Services 0.1%
Wix.com Ltd.*(a) 6,979 1,101,216
Machinery 0.0%
†
Kornit Digital Ltd.* 5,534 842,552
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 131,179 1,050,744
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 5,444 519,053
Software 0.2%
Check Point Software
Technologies Ltd.* 12,317 1,435,669
Nice Ltd.* 7,503 2,277,458
3,713,127
13,309,914
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 15,167 3,901,213
Common Stocks
Shares Value ($)
ITALY
Banks 0.5%
FinecoBank Banca Fineco
SpA 71,528 1,245,674
Intesa Sanpaolo SpA 1,979,979 5,115,551
Mediobanca Banca di
Credito Finanziario SpA 72,175 825,020
UniCredit SpA 252,658 3,889,366
11,075,611
Beverages 0.0%
†
Davide Campari-Milano NV 63,753 928,192
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 42,276 511,856
Telecom Italia SpA 1,067,994 525,196
1,037,052
Electric Utilities 0.4%
Enel SpA 966,186 7,694,676
Terna - Rete Elettrica
Nazionale 166,292 1,341,698
9,036,374
Electrical Equipment 0.1%
Prysmian SpA 31,069 1,170,624
Gas Utilities 0.1%
Snam SpA 241,540 1,451,767
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,044 579,071
Health Care Providers & Services 0.0%
†
Amplifon SpA 15,663 841,648
Insurance 0.2%
Assicurazioni Generali
SpA(a) 133,977 2,827,657
Poste Italiane SpA Reg. S(b) 58,631 769,413
3,597,070
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 55,382 875,299
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 297,788 4,116,514
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 13,060 836,571
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 23,688 1,712,067
Transportation Infrastructure 0.1%
Atlantia SpA* 57,624 1,144,690
42,303,763
JAPAN 22.3%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 37,400 875,676
Yamato Holdings Co. Ltd. 34,000 797,320
1,672,996
Airlines 0.0%
†
ANA Holdings, Inc.*(a) 20,900 436,918
Japan Airlines Co. Ltd.* 15,686 299,490
736,408

NVIT International Index Fund - December 31, 2021 - Statement of Investments - 87
Common Stocks
Shares Value ($)
JAPAN
Auto Components 0.5%
Aisin Corp. 17,300 663,334
Bridgestone Corp.(a) 67,200 2,891,501
Denso Corp. 51,700 4,269,072
Koito Manufacturing Co. Ltd. 13,300 704,249
Stanley Electric Co. Ltd. 17,200 430,545
Sumitomo Electric Industries
Ltd. 87,800 1,144,693
10,103,394
Automobiles 1.7%
Honda Motor Co. Ltd. 192,900 5,417,108
Isuzu Motors Ltd. 68,100 847,301
Mazda Motor Corp.* 65,680 505,372
Nissan Motor Co. Ltd.* 277,400 1,340,508
Subaru Corp. 73,000 1,305,540
Suzuki Motor Corp. 42,500 1,636,600
Toyota Motor Corp. 1,260,770 23,273,651
Yamaha Motor Co. Ltd.(a) 36,300 870,765
35,196,845
Banks 1.0%
Chiba Bank Ltd. (The) 61,400 351,270
Concordia Financial Group
Ltd. 122,400 444,837
Japan Post Bank Co. Ltd. 46,500 426,500
Mitsubishi UFJ Financial
Group, Inc. 1,453,467 7,896,609
Mizuho Financial Group, Inc. 284,851 3,623,087
Resona Holdings, Inc. 238,400 927,316
Shizuoka Bank Ltd. (The)(a) 52,900 378,061
Sumitomo Mitsui Financial
Group, Inc. 156,453 5,347,775
Sumitomo Mitsui Trust
Holdings, Inc. 39,540 1,320,067
20,715,522
Beverages 0.2%
Asahi Group Holdings Ltd.(a) 55,000 2,134,490
Ito En Ltd. 6,100 320,329
Kirin Holdings Co. Ltd.(a) 100,200 1,606,936
Suntory Beverage & Food
Ltd. 17,100 618,459
4,680,214
Building Products 0.5%
AGC, Inc.(a) 23,800 1,136,012
Daikin Industries Ltd. 29,800 6,760,248
Lixil Corp. 32,000 852,751
TOTO Ltd. 16,900 777,330
9,526,341
Capital Markets 0.2%
Daiwa Securities Group, Inc. 178,300 1,005,617
Japan Exchange Group, Inc. 60,900 1,333,264
Nomura Holdings, Inc. 357,700 1,559,980
SBI Holdings, Inc.(a) 29,190 795,630
4,694,491
Chemicals 0.9%
Asahi Kasei Corp. 149,500 1,405,104
JSR Corp. 23,400 890,084
Kansai Paint Co. Ltd. 22,200 482,524
Mitsubishi Chemical Holdings
Corp. 150,200 1,112,648
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Mitsubishi Gas Chemical
Co., Inc. 18,400 311,645
Mitsui Chemicals, Inc. 22,000 591,050
Nippon Paint Holdings Co.
Ltd.(a) 89,000 970,374
Nippon Sanso Holdings
Corp. 20,000 436,985
Nissan Chemical Corp. 14,900 865,408
Nitto Denko Corp. 17,300 1,337,178
Shin-Etsu Chemical Co. Ltd. 41,800 7,239,547
Sumitomo Chemical Co. Ltd. 183,700 865,669
Toray Industries, Inc. 159,700 946,679
Tosoh Corp. 31,700 470,197
17,925,092
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 27,700 696,724
Secom Co. Ltd. 24,200 1,680,225
Sohgo Security Services Co.
Ltd. 8,300 329,777
Toppan, Inc. 29,000 543,610
3,250,336
Construction & Engineering 0.1%
Kajima Corp. 54,800 629,390
Obayashi Corp. 82,500 638,380
Shimizu Corp.(a) 70,400 436,402
Taisei Corp. 21,000 638,108
2,342,280
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 80,200 396,753
ORIX Corp. 143,800 2,934,956
Tokyo Century Corp. 4,800 232,883
3,564,592
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 152,256 4,162,978
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 71,400 753,852
Kansai Electric Power Co.,
Inc. (The) 78,800 737,494
Tokyo Electric Power Co.
Holdings, Inc.* 173,600 449,283
1,940,629
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 15,000 819,075
Mitsubishi Electric Corp. 217,600 2,759,305
Nidec Corp. 53,400 6,277,218
9,855,598
Electronic Equipment, Instruments & Components 1.5%
Azbil Corp. 15,500 706,176
Hamamatsu Photonics KK 16,900 1,078,509
Hirose Electric Co. Ltd. 3,694 621,150
Ibiden Co. Ltd. 13,300 786,124
Keyence Corp. 23,144 14,545,128
Kyocera Corp. 37,300 2,330,783
Murata Manufacturing Co.
Ltd. 68,000 5,398,828
Omron Corp. 22,500 2,241,952

88 - Statement of Investments - December 31, 2021 - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Shimadzu Corp. 28,200 1,190,394
TDK Corp. 47,400 1,850,472
Yokogawa Electric Corp. 28,800 519,348
31,268,864
Entertainment 0.5%
Capcom Co. Ltd. 22,200 522,685
Koei Tecmo Holdings Co.
Ltd.(a) 7,410 291,518
Konami Holdings Corp. 10,700 513,539
Nexon Co. Ltd. 58,600 1,130,084
Nintendo Co. Ltd. 13,200 6,156,980
Square Enix Holdings Co.
Ltd. 9,700 497,569
Toho Co. Ltd. 13,000 556,656
9,669,031
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 251 760,455
GLP J-REIT 516 891,623
Japan Metropolitan Fund
Invest 852 734,035
Japan Real Estate
Investment Corp. 149 845,868
Nippon Building Fund, Inc. 186 1,083,412
Nippon Prologis REIT, Inc. 230 813,261
Nomura Real Estate Master
Fund, Inc. 528 742,685
Orix JREIT, Inc. 304 475,180
6,346,519
Food & Staples Retailing 0.4%
Aeon Co. Ltd.(a) 75,700 1,782,913
Cosmos Pharmaceutical
Corp. 2,300 337,890
Kobe Bussan Co. Ltd. 17,300 669,315
Lawson, Inc. 6,200 293,394
Seven & i Holdings Co. Ltd. 90,300 3,969,318
Tsuruha Holdings, Inc. 4,700 450,637
Welcia Holdings Co. Ltd. 12,400 386,534
7,890,001
Food Products 0.3%
Ajinomoto Co., Inc. 54,300 1,650,898
Kikkoman Corp. 17,000 1,429,291
MEIJI Holdings Co. Ltd. 14,280 851,642
Nisshin Seifun Group, Inc. 20,923 301,115
Nissin Foods Holdings Co.
Ltd. 8,000 582,723
Toyo Suisan Kaisha Ltd. 11,200 473,733
Yakult Honsha Co. Ltd. 15,200 791,800
6,081,202
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 47,700 789,866
Tokyo Gas Co. Ltd. 42,100 756,714
1,546,580
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 22,900 490,590
Hoya Corp. 44,000 6,524,079
Olympus Corp. 132,100 3,034,232
Sysmex Corp. 19,600 2,640,707
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies
Terumo Corp. 77,400 3,270,579
15,960,187
Health Care Providers & Services 0.0%
†
Medipal Holdings Corp. 20,500 384,082
Health Care Technology 0.1%
M3, Inc. 51,800 2,609,124
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 9,826 434,802
Oriental Land Co. Ltd.(a) 23,500 3,960,161
4,394,963
Household Durables 1.2%
Iida Group Holdings Co. Ltd. 17,300 401,369
Open House Group Co. Ltd. 9,800 513,635
Panasonic Corp. 263,000 2,892,616
Rinnai Corp. 4,700 422,769
Sekisui Chemical Co. Ltd. 45,300 757,000
Sekisui House Ltd. 74,000 1,588,502
Sharp Corp.(a) 22,900 262,409
Sony Group Corp. 149,900 18,948,753
25,787,053
Household Products 0.1%
Lion Corp.(a) 27,600 368,797
Unicharm Corp. 46,700 2,029,603
2,398,400
Industrial Conglomerates 0.4%
Hitachi Ltd. 114,400 6,196,703
Toshiba Corp. 47,600 1,957,457
8,154,160
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 119,300 2,410,247
Japan Post Holdings Co.
Ltd.* 297,200 2,319,666
Japan Post Insurance Co.
Ltd. 25,500 409,735
MS&AD Insurance Group
Holdings, Inc. 53,241 1,642,775
Sompo Holdings, Inc. 37,250 1,573,618
T&D Holdings, Inc. 63,700 815,241
Tokio Marine Holdings, Inc. 75,300 4,184,660
13,355,942
Interactive Media & Services 0.1%
Kakaku.com, Inc. 15,800 421,745
Z Holdings Corp. 322,500 1,871,457
2,293,202
Internet & Direct Marketing Retail 0.1%
Mercari, Inc.* 12,900 657,248
Rakuten Group, Inc. 99,500 998,284
ZOZO, Inc. 15,200 473,298
2,128,830
IT Services 0.6%
Fujitsu Ltd. 23,600 4,043,568
GMO Payment Gateway, Inc. 4,900 607,438
Itochu Techno-Solutions
Corp. 11,300 363,506
NEC Corp. 29,400 1,357,293
Nomura Research Institute
Ltd. 40,915 1,742,384

NVIT International Index Fund - December 31, 2021 - Statement of Investments - 89
Common Stocks
Shares Value ($)
JAPAN
IT Services
NTT Data Corp. 74,900 1,605,917
Obic Co. Ltd. 8,300 1,553,600
Otsuka Corp.(a) 14,000 668,218
SCSK Corp. 17,100 340,318
TIS, Inc. 26,900 798,297
13,080,539
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 24,200 1,892,393
Shimano, Inc. 8,900 2,365,260
Yamaha Corp. 14,900 734,537
4,992,190
Machinery 1.2%
Daifuku Co. Ltd. 12,500 1,021,615
FANUC Corp. 22,600 4,790,880
Hino Motors Ltd. 29,100 239,860
Hitachi Construction
Machinery Co. Ltd. 13,400 387,404
Hoshizaki Corp.(a) 5,800 434,874
Komatsu Ltd. 103,300 2,419,183
Kubota Corp.(a) 122,200 2,713,035
Kurita Water Industries Ltd. 11,200 529,540
Makita Corp. 25,700 1,091,118
MINEBEA MITSUMI, Inc. 42,200 1,198,043
MISUMI Group, Inc. 33,400 1,370,670
Mitsubishi Heavy Industries
Ltd. 38,000 879,563
Miura Co. Ltd.(a) 10,000 344,310
NGK Insulators Ltd. 33,600 567,924
SMC Corp. 6,700 4,519,996
Toyota Industries Corp. 17,500 1,398,308
Yaskawa Electric Corp. 28,600 1,402,536
25,308,859
Marine 0.1%
Nippon Yusen KK 18,700 1,424,309
Media 0.1%
CyberAgent, Inc. 47,600 792,139
Dentsu Group, Inc.(a) 26,901 958,945
Hakuhodo DY Holdings, Inc. 31,200 519,772
2,270,856
Metals & Mining 0.2%
Hitachi Metals Ltd.* 23,900 442,678
JFE Holdings, Inc. 57,200 729,592
Nippon Steel Corp. 104,344 1,706,529
Sumitomo Metal Mining Co.
Ltd. 30,100 1,138,399
4,017,198
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 47,000 647,308
Ryohin Keikaku Co. Ltd. 32,800 500,196
1,147,504
Oil, Gas & Consumable Fuels 0.1%
ENEOS Holdings, Inc. 366,739 1,372,784
Idemitsu Kosan Co. Ltd. 23,556 601,654
Inpex Corp.(a) 117,800 1,027,221
3,001,659
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 101,000 488,257
Common Stocks
Shares Value ($)
JAPAN
Personal Products 0.3%
Kao Corp.(a) 56,700 2,967,027
Kobayashi Pharmaceutical
Co. Ltd.(a) 6,100 479,424
Kose Corp.(a) 4,200 476,535
Pola Orbis Holdings, Inc.(a) 13,200 220,006
Shiseido Co. Ltd. 48,000 2,676,738
6,819,730
Pharmaceuticals 1.2%
Astellas Pharma, Inc. 224,000 3,643,100
Chugai Pharmaceutical Co.
Ltd. 78,300 2,539,570
Daiichi Sankyo Co. Ltd. 209,700 5,332,363
Eisai Co. Ltd. 28,900 1,640,985
Kyowa Kirin Co. Ltd. 31,500 858,608
Nippon Shinyaku Co. Ltd. 5,400 375,297
Ono Pharmaceutical Co. Ltd. 43,600 1,080,801
Otsuka Holdings Co. Ltd.(a) 47,200 1,708,025
Santen Pharmaceutical Co.
Ltd. 42,900 523,429
Shionogi & Co. Ltd. 30,900 2,182,790
Sumitomo Dainippon Pharma
Co. Ltd. 24,600 283,395
Taisho Pharmaceutical
Holdings Co. Ltd. 3,400 156,373
Takeda Pharmaceutical Co.
Ltd. 188,649 5,155,643
25,480,379
Professional Services 0.6%
Benefit One, Inc. 9,600 411,907
Nihon M&A Center Holdings,
Inc. 34,600 845,928
Persol Holdings Co. Ltd. 19,600 569,188
Recruit Holdings Co. Ltd. 161,000 9,759,640
11,586,663
Real Estate Management & Development 0.4%
Daito Trust Construction Co.
Ltd. 7,900 902,529
Daiwa House Industry Co.
Ltd. 68,600 1,972,955
Hulic Co. Ltd.(a) 45,400 431,042
Mitsubishi Estate Co. Ltd. 137,700 1,908,891
Mitsui Fudosan Co. Ltd. 109,200 2,163,174
Nomura Real Estate
Holdings, Inc. 13,200 303,778
Sumitomo Realty &
Development Co. Ltd.(a) 36,400 1,070,625
8,752,994
Road & Rail 0.5%
Central Japan Railway Co. 16,800 2,241,312
East Japan Railway Co.(a) 35,376 2,175,391
Hankyu Hanshin Holdings,
Inc. 25,700 729,538
Keio Corp. 13,099 577,395
Keisei Electric Railway Co.
Ltd. 14,400 389,374
Kintetsu Group Holdings Co.
Ltd.* 20,200 564,714
Nippon Express Co. Ltd.∞ 8,700 515,435

90 - Statement of Investments - December 31, 2021 - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Odakyu Electric Railway Co.
Ltd.(a) 34,200 635,117
Tobu Railway Co. Ltd.(a) 23,800 542,957
Tokyu Corp. 63,200 839,601
West Japan Railway Co. 26,300 1,097,329
10,308,163
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 24,000 2,253,392
Disco Corp. 3,500 1,069,686
Lasertec Corp. 8,900 2,705,580
Renesas Electronics Corp.* 152,800 1,876,262
Rohm Co. Ltd. 10,600 959,041
SUMCO Corp. 35,400 716,749
Tokyo Electron Ltd. 17,800 10,189,701
19,770,411
Software 0.1%
Oracle Corp. Japan 4,300 326,463
Trend Micro, Inc.(a) 16,600 918,263
1,244,726
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 7,000 3,974,875
Hikari Tsushin, Inc. 2,400 369,539
Nitori Holdings Co. Ltd. 9,700 1,450,626
USS Co. Ltd. 29,200 455,957
6,250,997
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 27,200 522,899
Canon, Inc.(a) 117,300 2,856,563
FUJIFILM Holdings Corp. 42,600 3,157,889
Ricoh Co. Ltd. 82,400 767,271
Seiko Epson Corp. 32,700 588,806
7,893,428
Tobacco 0.1%
Japan Tobacco, Inc.(a) 142,600 2,875,135
Trading Companies & Distributors 0.9%
ITOCHU Corp. 141,400 4,324,980
Marubeni Corp. 190,800 1,857,174
Mitsubishi Corp. 150,500 4,778,573
Mitsui & Co. Ltd.(a) 183,600 4,347,532
MonotaRO Co. Ltd. 31,600 569,535
Sumitomo Corp. 136,100 2,012,181
Toyota Tsusho Corp. 24,500 1,129,026
19,019,001
Wireless Telecommunication Services 0.8%
KDDI Corp. 191,500 5,597,331
SoftBank Corp. 340,400 4,304,469
SoftBank Group Corp. 143,300 6,770,831
16,672,631
463,041,485
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 608,822
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE(a) 15,721 1,946,401
Common Stocks
Shares Value ($)
LUXEMBOURG
Metals & Mining 0.1%
ArcelorMittal SA(a) 80,277 2,582,141
4,528,542
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd.* 264,000 1,367,980
Sands China Ltd.* 308,300 718,166
2,086,146
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
NETHERLANDS 5.4%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 50,658 744,709
ING Groep NV 460,689 6,419,480
7,164,189
Beverages 0.2%
Heineken Holding NV 13,473 1,243,903
Heineken NV 31,089 3,495,756
4,739,659
Biotechnology 0.1%
Argenx SE* 5,385 1,903,258
Capital Markets 0.1%
Euronext NV Reg. S(b) 10,246 1,063,865
Chemicals 0.3%
Akzo Nobel NV 22,677 2,496,275
Koninklijke DSM NV 20,840 4,679,165
7,175,440
Diversified Financial Services 0.1%
EXOR NV 12,587 1,120,380
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 410,074 1,273,396
Entertainment 0.1%
Universal Music Group NV 86,789 2,446,981
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 124,401 4,262,573
Food Products 0.0%
†
JDE Peet's NV(a) 9,429 290,532
Health Care Equipment & Supplies 0.2%
Koninklijke Philips NV 108,429 4,030,242
Insurance 0.1%
Aegon NV 220,482 1,098,837
NN Group NV 32,872 1,776,614
2,875,451
IT Services 0.3%
Adyen NV Reg. S*(b) 2,368 6,195,218
Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell plc, Class
A 485,857 10,660,640
Royal Dutch Shell plc, Class
B 440,295 9,664,593
20,325,233

NVIT International Index Fund - December 31, 2021 - Statement of Investments - 91
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services 0.2%
Randstad NV 13,972 957,188
Wolters Kluwer NV 31,498 3,702,134
4,659,322
Semiconductors & Semiconductor Equipment 2.0%
ASM International NV 5,522 2,424,872
ASML Holding NV 49,138 39,181,312
41,606,184
Trading Companies & Distributors 0.1%
IMCD NV 6,815 1,512,981
112,644,904
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 689,776
Electric Utilities 0.0%
†
Mercury NZ Ltd. 82,594 346,007
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 68,471 1,535,473
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 56,138 470,779
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 151,540 504,163
Software 0.1%
Xero Ltd.*(a) 16,105 1,649,592
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 148,060 781,303
5,977,093
NORWAY 0.6%
Banks 0.1%
DNB Bank ASA 111,163 2,546,774
Diversified Telecommunication Services 0.1%
Telenor ASA(a) 86,178 1,356,020
Food Products 0.1%
Mowi ASA 51,434 1,217,268
Orkla ASA 92,531 927,756
2,145,024
Insurance 0.0%
†
Gjensidige Forsikring ASA 24,367 591,844
Media 0.0%
†
Schibsted ASA, Class A 9,510 367,451
Schibsted ASA, Class B 12,017 402,395
769,846
Metals & Mining 0.1%
Norsk Hydro ASA 161,292 1,270,410
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA(a) 15,072 462,970
Equinor ASA 113,516 2,995,022
3,457,992
12,137,910
Common Stocks
Shares Value ($)
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 24,393 294,656
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 337,597 1,851,834
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 33,863 774,995
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 62,894 609,879
3,236,708
RUSSIA 0.1%
Beverages 0.1%
Coca-Cola HBC AG* 25,379 874,970
Metals & Mining 0.0%
†
Evraz plc 64,919 529,901
1,404,871
SAUDI ARABIA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 19,153 2,138,379
SINGAPORE 1.2%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,100 516,833
Airlines 0.0%
†
Singapore Airlines Ltd.* 160,114 593,458
Banks 0.6%
DBS Group Holdings Ltd. 216,600 5,244,157
Oversea-Chinese Banking
Corp. Ltd. 406,900 3,444,694
United Overseas Bank Ltd. 143,600 2,867,651
11,556,502
Capital Markets 0.0%
†
Singapore Exchange Ltd. 99,400 686,392
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 983,950 1,693,997
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 446,013
Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT 405,407 887,887
CapitaLand Integrated
Commercial Trust 583,370 883,523
Mapletree Commercial
Trust∞ 281,700 418,076
Mapletree Logistics Trust 326,404 460,213
2,649,699
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 706,796 406,485
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 182,400 693,021
Real Estate Management & Development 0.1%
Capitaland Investment Ltd.* 299,297 757,370

92 - Statement of Investments - December 31, 2021 - NVIT International Index Fund
Common Stocks
Shares Value ($)
SINGAPORE
Real Estate Management & Development
City Developments Ltd. 41,500 209,878
UOL Group Ltd. 47,500 250,066
1,217,314
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 81,277 3,983,953
24,443,667
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 152,403 6,238,294
SPAIN 2.2%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 793,544 4,711,252
Banco Santander SA 2,068,999 6,905,766
CaixaBank SA 540,243 1,481,454
13,098,472
Biotechnology 0.0%
†
Grifols SA 37,919 725,527
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 30,283 812,238
Ferrovial SA 56,462 1,770,777
2,583,015
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 60,366 3,504,853
Telefonica SA(a) 615,621 2,679,980
6,184,833
Electric Utilities 0.5%
Endesa SA 36,097 832,122
Iberdrola SA 685,131 8,028,691
Red Electrica Corp. SA(a) 49,846 1,078,891
9,939,704
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 27,758 658,352
Gas Utilities 0.1%
Enagas SA 28,047 648,684
Naturgy Energy Group SA(a) 23,541 764,247
1,412,931
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 35,146 871,536
IT Services 0.2%
Amadeus IT Group SA* 54,254 3,654,254
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 168,749 2,002,967
Specialty Retail 0.2%
Industria de Diseno Textil SA 129,570 4,199,159
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 9,147 1,444,838
46,775,588
Common Stocks
Shares Value ($)
SWEDEN 3.7%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 190,959 2,645,456
Svenska Handelsbanken AB,
Class A 168,452 1,818,481
Swedbank AB, Class A 109,936 2,207,813
6,671,750
Building Products 0.3%
Assa Abloy AB, Class B 119,938 3,643,469
Nibe Industrier AB, Class B 166,297 2,493,300
6,136,769
Capital Markets 0.1%
EQT AB 34,301 1,864,419
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 38,118 523,914
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 346,315 3,803,871
Construction & Engineering 0.0%
†
Skanska AB, Class B 39,600 1,020,001
Diversified Financial Services 0.5%
Industrivarden AB, Class A 16,177 513,451
Industrivarden AB, Class C 20,799 650,532
Investor AB, Class A 59,635 1,563,278
Investor AB, Class B 216,615 5,417,193
Kinnevik AB, Class B* 27,641 977,826
L E Lundbergforetagen AB,
Class B 9,028 504,457
9,626,737
Diversified Telecommunication Services 0.1%
Telia Co. AB 324,210 1,267,698
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 236,077 3,716,691
Entertainment 0.0%
†
Embracer Group AB*(a) 51,134 541,804
Health Care Equipment & Supplies 0.1%
Getinge AB, Class B 27,352 1,188,052
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 20,062 2,822,346
Household Durables 0.0%
†
Electrolux AB, Class B
Series B(a) 26,142 631,989
Household Products 0.1%
Essity AB, Class B 73,947 2,412,914
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B 16,568 675,690
Lifco AB, Class B 27,875 834,700
1,510,390
Machinery 1.1%
Alfa Laval AB 37,403 1,496,500
Atlas Copco AB, Class A 80,149 5,548,198
Atlas Copco AB, Class B 47,480 2,771,361
Epiroc AB, Class A 78,853 1,999,162
Epiroc AB, Class B 45,014 954,598

NVIT International Index Fund - December 31, 2021 - Statement of Investments - 93
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Husqvarna AB, Class B 48,561 773,171
Sandvik AB 135,381 3,782,522
SKF AB, Class B 44,290 1,044,086
Volvo AB, Class A 24,422 570,889
Volvo AB, Class B 170,580 3,932,833
22,873,320
Metals & Mining 0.1%
Boliden AB 31,767 1,231,469
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 24,411 875,437
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B 71,363 1,264,121
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B* 12,738 918,842
Sagax AB, Class B 19,259 650,075
1,568,917
Software 0.0%
†
Sinch AB Reg. S*(b) 61,991 781,736
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B(a) 89,074 1,746,908
Tobacco 0.1%
Swedish Match AB 192,648 1,530,673
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 56,034 798,652
76,410,578
SWITZERLAND 10.1%
Building Products 0.2%
Geberit AG (Registered) 4,280 3,484,134
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 316,976 3,074,427
Julius Baer Group Ltd. 26,765 1,788,587
Partners Group Holding AG 2,708 4,464,184
UBS Group AG (Registered) 420,599 7,548,951
16,876,149
Chemicals 0.7%
Clariant AG (Registered)* 25,170 525,299
EMS-Chemie Holding AG
(Registered) 856 955,252
Givaudan SA (Registered) 1,086 5,714,420
Sika AG (Registered)(a) 16,736 6,947,040
14,142,011
Construction Materials 0.1%
Holcim Ltd.* 62,924 3,202,319
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 3,110 1,754,484
Electrical Equipment 0.4%
ABB Ltd. (Registered) 196,412 7,483,550
Food Products 2.5%
Barry Callebaut AG
(Registered) 434 1,054,509
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products
Chocoladefabriken Lindt &
Spruengli AG 126 1,740,165
Chocoladefabriken Lindt &
Spruengli AG (Registered) 13 1,742,676
Nestle SA (Registered) 334,655 46,782,036
51,319,386
Health Care Equipment & Supplies 0.5%
Alcon, Inc. 59,941 5,281,099
Sonova Holding AG
(Registered) 6,573 2,567,213
Straumann Holding AG
(Registered) 1,236 2,611,724
10,460,036
Insurance 0.5%
Baloise Holding AG
(Registered) 5,227 853,380
Swiss Life Holding AG
(Registered) 3,656 2,237,656
Zurich Insurance Group AG 17,807 7,803,533
10,894,569
Life Sciences Tools & Services 0.4%
Bachem Holding AG
(Registered), Class B 741 580,480
Lonza Group AG
(Registered) 8,797 7,328,283
7,908,763
Machinery 0.2%
Schindler Holding AG 4,816 1,292,142
Schindler Holding AG
(Registered) 2,558 683,050
VAT Group AG Reg. S(b) 3,229 1,596,490
3,571,682
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,437 2,070,108
Pharmaceuticals 2.9%
Novartis AG (Registered) 260,470 22,873,510
Roche Holding AG 87,412 36,363,444
Vifor Pharma AG 5,784 1,035,642
60,272,596
Professional Services 0.1%
Adecco Group AG
(Registered) 17,657 902,731
SGS SA (Registered) 702 2,338,375
3,241,106
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 8,889 871,863
Software 0.0%
†
Temenos AG (Registered) 8,324 1,148,615
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 21,113 1,767,102
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 61,813 9,230,112
Swatch Group AG (The) 3,329 1,014,165

94 - Statement of Investments - December 31, 2021 - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)
(Registered) 6,136 358,052
10,602,329
211,070,802
TAIWAN 0.2%
Entertainment 0.2%
Sea Ltd., ADR* 16,476 3,685,846
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 12.0%
Aerospace & Defense 0.2%
BAE Systems plc 379,893 2,830,699
Rolls-Royce Holdings plc* 1,000,834 1,669,156
4,499,855
Banks 1.4%
Barclays plc 2,022,539 5,140,858
HSBC Holdings plc 2,426,532 14,683,192
Lloyds Banking Group plc 8,386,734 5,406,781
Natwest Group plc 671,367 2,045,722
Standard Chartered plc 309,970 1,873,409
29,149,962
Beverages 0.8%
Coca-Cola Europacific
Partners plc 23,906 1,337,063
Diageo plc 278,236 15,167,456
16,504,519
Capital Markets 0.5%
3i Group plc 116,799 2,285,159
Abrdn plc 269,980 879,938
Hargreaves Lansdown plc 40,634 745,663
London Stock Exchange
Group plc 39,600 3,706,482
Schroders plc 15,324 736,203
St James's Place plc 62,388 1,421,189
9,774,634
Chemicals 0.1%
Croda International plc 16,485 2,260,917
Johnson Matthey plc 24,344 676,218
2,937,135
Commercial Services & Supplies 0.1%
Rentokil Initial plc 221,090 1,748,924
Diversified Financial Services 0.0%
†
M&G plc 320,496 865,200
Diversified Telecommunication Services 0.1%
BT Group plc 1,077,162 2,463,075
Electric Utilities 0.1%
SSE plc 126,152 2,813,060
Electronic Equipment, Instruments & Components 0.1%
Halma plc 44,830 1,936,135
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 100,664 721,804
Land Securities Group plc 88,471 927,874
Segro plc 140,771 2,734,510
4,384,188
Common Stocks
Shares Value ($)
UNITED KINGDOM
Food & Staples Retailing 0.3%
J Sainsbury plc 203,562 758,972
Ocado Group plc* 58,591 1,329,356
Tesco plc 935,245 3,666,757
5,755,085
Food Products 0.1%
Associated British Foods plc 42,130 1,142,746
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 106,494 1,864,008
Hotels, Restaurants & Leisure 0.4%
Compass Group plc* 211,492 4,711,253
Entain plc* 68,086 1,545,884
InterContinental Hotels
Group plc* 22,277 1,433,894
Whitbread plc* 25,167 1,016,544
8,707,575
Household Durables 0.2%
Barratt Developments plc 117,831 1,190,304
Berkeley Group Holdings plc 12,674 816,987
Persimmon plc 37,887 1,461,292
Taylor Wimpey plc 414,579 981,965
4,450,548
Household Products 0.3%
Reckitt Benckiser Group plc 84,619 7,259,256
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 313,516 2,023,127
DCC plc 11,202 916,030
Melrose Industries plc 518,002 1,123,996
Smiths Group plc 45,107 961,534
5,024,687
Insurance 0.6%
Admiral Group plc 24,267 1,037,487
Aviva plc 457,016 2,537,953
Legal & General Group plc 704,110 2,834,354
Phoenix Group Holdings plc 80,143 706,890
Prudential plc 313,214 5,401,081
12,517,765
Interactive Media & Services 0.1%
Auto Trader Group plc Reg.
S(b) 110,298 1,102,522
Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway.com NV
Reg. S*(b) 21,868 1,179,602
Machinery 0.2%
CNH Industrial NV 122,705 2,356,639
Spirax-Sarco Engineering plc 8,699 1,892,798
4,249,437
Media 0.2%
Informa plc* 177,670 1,237,078
Pearson plc 88,677 734,275
WPP plc 140,642 2,125,860
4,097,213
Multiline Retail 0.1%
Next plc 15,817 1,740,232
Multi-Utilities 0.3%
National Grid plc 430,228 6,207,543

NVIT International Index Fund - December 31, 2021 - Statement of Investments - 95
Common Stocks
Shares Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels 0.5%
BP plc 2,399,217 10,673,439
Personal Products 0.8%
Unilever plc 308,408 16,518,421
Pharmaceuticals 1.7%
AstraZeneca plc 184,163 21,459,619
GlaxoSmithKline plc 597,515 12,992,433
34,452,052
Professional Services 0.7%
Experian plc 110,646 5,427,690
Intertek Group plc 19,234 1,462,620
RELX plc 230,848 7,488,475
14,378,785
Software 0.1%
AVEVA Group plc 13,500 619,585
Sage Group plc (The) 125,635 1,445,216
2,064,801
Specialty Retail 0.1%
JD Sports Fashion plc 313,475 921,029
Kingfisher plc 246,989 1,129,253
2,050,282
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 47,354 1,160,332
Tobacco 0.6%
British American Tobacco plc 259,954 9,631,655
Imperial Brands plc 110,704 2,420,809
12,052,464
Trading Companies & Distributors 0.3%
Ashtead Group plc 52,628 4,217,473
Bunzl plc 39,700 1,548,111
5,765,584
Water Utilities 0.1%
Severn Trent plc 30,249 1,208,048
United Utilities Group plc 78,756 1,162,481
2,370,529
Wireless Telecommunication Services 0.2%
Vodafone Group plc 3,273,369 4,882,165
248,743,760
UNITED STATES 1.5%
Automobiles 0.2%
Stellantis NV 241,652 4,560,497
Construction Materials 0.1%
James Hardie Industries plc
CHDI 52,915 2,129,827
Electrical Equipment 0.6%
Schneider Electric SE 64,003 12,547,726
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 59,687 622,940
Health Care Equipment & Supplies 0.0%
†
Inmode Ltd.* 5,937 419,034
Insurance 0.2%
Swiss Re AG 35,697 3,525,832
Internet & Direct Marketing Retail 0.0%
†
Fiverr International Ltd.*(a) 3,496 397,495
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 0.1%
QIAGEN NV* 27,488 1,531,695
Software 0.1%
CyberArk Software Ltd.* 4,491 778,201
Trading Companies & Distributors 0.2%
Ferguson plc 26,336 4,678,349
31,191,596
Total Common Stocks
(cost $1,357,855,209) 2,053,076,292
Repurchase Agreements 1.2%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,024,493,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.05%, maturing
5/1/2024 - 7/20/2071;
total market value
$1,044,978.(c)(d) 1,024,488 1,024,488
MetLife, Inc., 0.06%,
dated 12/31/2021, due
1/3/2022, repurchase
price $14,000,070,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $14,285,738.(c)(d) 14,000,000 14,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase
price $10,000,098,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$10,200,087.(c)(d) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $25,024,488) 25,024,488
Total Investments
(cost $1,382,879,697) — 99.9% 2,078,100,780
Other assets in excess of liabilities — 0.1% 2,709,325
NET ASSETS — 100.0%
$ 2,080,810,105

96 - Statement of Investments - December 31, 2021 - NVIT International Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $70,930,548, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $25,024,488 and by
$50,667,233 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
5/15/2051, a total value of $75,691,721.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $39,166,912 which represents 1.88% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$25,024,488.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 166 3/2022 EUR 8,102,989 212,578
FTSE 100 Index 49 3/2022 GBP 4,857,566 55,606
Nikkei 225 Index 40 3/2022 JPY 5,000,435 46,701
SPI 200 Index 21 3/2022 AUD 2,806,288 29,391
344,276
As of December 31, 2021, the Fund had $1,397,535 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

NVIT Mid Cap Index Fund - December 31, 2021 - Statement of Investments - 97
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 0.9%
Axon Enterprise, Inc.* 34,572 5,427,804
Curtiss-Wright Corp. 20,656 2,864,367
Hexcel Corp.* 44,402 2,300,024
Mercury Systems, Inc.* 29,972 1,650,258
12,242,453
Air Freight & Logistics 0.4%
GXO Logistics, Inc.* 51,900 4,714,077
Airlines 0.2%
JetBlue Airways Corp.* 168,203 2,395,211
Auto Components 1.7%
Adient plc*(a) 49,854 2,387,010
Dana, Inc. 75,572 1,724,553
Fox Factory Holding Corp.* 22,164 3,770,096
Gentex Corp. 124,344 4,333,388
Goodyear Tire & Rubber Co.
(The)* 148,066 3,156,767
Lear Corp. 31,383 5,741,520
Visteon Corp.* 14,915 1,657,653
22,770,987
Automobiles 0.5%
Harley-Davidson, Inc. 81,056 3,055,000
Thor Industries, Inc.(a) 29,232 3,033,405
6,088,405
Banks 6.2%
Associated Banc-Corp. 77,922 1,760,258
Bank of Hawaii Corp.(a) 21,521 1,802,599
Bank OZK 63,400 2,950,002
Cadence Bank 101,964 3,037,508
Cathay General Bancorp 39,789 1,710,529
CIT Group, Inc. 52,382 2,689,292
Commerce Bancshares, Inc.
(a) 58,631 4,030,295
Cullen/Frost Bankers, Inc. 29,850 3,763,189
East West Bancorp, Inc. 74,701 5,877,475
First Financial Bankshares ,
Inc.(a) 67,499 3,431,649
First Horizon Corp. 283,511 4,629,735
FNB Corp. 169,423 2,055,101
Fulton Financial Corp.(a) 84,859 1,442,603
Glacier Bancorp, Inc. 57,101 3,237,627
Hancock Whitney Corp. 45,970 2,299,419
Home BancShares , Inc. 80,117 1,950,849
International Bancshares Corp. 28,602 1,212,439
PacWest Bancorp 61,842 2,793,403
Pinnacle Financial Partners,
Inc. 40,078 3,827,449
Prosperity Bancshares, Inc. 48,358 3,496,283
Sterling Bancorp 101,823 2,626,015
Synovus Financial Corp. 77,013 3,686,612
Texas Capital Bancshares,
Inc.* 26,962 1,624,460
UMB Financial Corp. 22,755 2,414,533
Umpqua Holdings Corp. 112,603 2,166,482
United Bankshares , Inc. 72,024 2,613,031
Valley National Bancorp 214,375 2,947,656
Webster Financial Corp. 47,853 2,672,112
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 30,109 2,734,499
81,483,104
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A*(a) 4,958 2,504,286
Biotechnology 1.4%
Arrowhead Pharmaceuticals,
Inc.* 54,882 3,638,677
Exelixis , Inc.* 166,553 3,044,589
Halozyme Therapeutics,
Inc.*(a) 74,067 2,978,234
Neurocrine Biosciences, Inc.* 49,938 4,253,219
United Therapeutics Corp.* 23,708 5,122,825
19,037,544
Building Products 2.8%
Builders FirstSource , Inc.*(a) 100,807 8,640,168
Carlisle Cos., Inc. 27,523 6,829,007
Lennox International, Inc. 17,675 5,733,063
Owens Corning 52,897 4,787,178
Simpson Manufacturing Co.,
Inc. 22,897 3,184,286
Trex Co., Inc.* 60,598 8,182,548
37,356,250
Capital Markets 2.0%
Affiliated Managers Group, Inc. 21,209 3,489,093
Evercore , Inc., Class A 20,360 2,765,906
Federated Hermes, Inc., Class
B 50,765 1,907,749
Interactive Brokers Group,
Inc., Class A 45,994 3,652,843
Janus Henderson Group plc 89,685 3,761,389
Jefferies Financial Group, Inc. 103,823 4,028,332
SEI Investments Co. 55,185 3,362,974
Stifel Financial Corp. 55,073 3,878,241
26,846,527
Chemicals 2.7%
Ashland Global Holdings, Inc. 29,756 3,203,531
Avient Corp. 48,219 2,697,853
Cabot Corp. 30,198 1,697,128
Chemours Co. (The) 84,783 2,845,317
Ingevity Corp.* 20,565 1,474,510
Minerals Technologies, Inc. 17,481 1,278,735
NewMarket Corp. 3,637 1,246,473
Olin Corp. 75,833 4,361,914
RPM International, Inc. 68,283 6,896,583
Scotts Miracle- Gro Co. (The) 21,443 3,452,323
Sensient Technologies Corp.
(a) 22,325 2,233,840
Valvoline, Inc. 95,153 3,548,255
34,936,462
Commercial Services & Supplies 1.5%
Brink's Co. (The) 25,291 1,658,331
Clean Harbors, Inc.* 26,429 2,636,821
IAA, Inc.*(a) 70,984 3,593,210
MillerKnoll , Inc.(a) 40,172 1,574,341
MSA Safety, Inc. 19,228 2,902,659
Stericycle, Inc.* 48,443 2,889,141

98 - Statement of Investments - December 31, 2021 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Tetra Tech, Inc. 28,463 4,833,017
20,087,520
Communications Equipment 0.9%
Ciena Corp.* 81,555 6,277,288
Lumentum Holdings, Inc.*(a) 38,059 4,025,500
ViaSat , Inc.* 38,986 1,736,437
12,039,225
Construction & Engineering 1.4%
AECOM* 75,835 5,865,837
Dycom Industries, Inc.* 15,598 1,462,468
EMCOR Group, Inc. 28,279 3,602,462
Fluor Corp.*(a) 75,144 1,861,317
MasTec , Inc.* 30,205 2,787,317
Valmont Industries, Inc. 11,193 2,803,847
18,383,248
Construction Materials 0.3%
Eagle Materials, Inc. 21,411 3,564,075
Consumer Finance 0.6%
FirstCash Holdings, Inc. 21,050 1,574,750
Navient Corp. 84,842 1,800,347
PROG Holdings, Inc.* 29,251 1,319,513
SLM Corp. 154,330 3,035,671
7,730,281
Containers & Packaging 0.8%
AptarGroup, Inc. 34,652 4,244,177
Greif, Inc., Class A 13,718 828,156
Silgan Holdings, Inc. 44,560 1,908,950
Sonoco Products Co. 51,807 2,999,107
9,980,390
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B 2,035 1,281,704
Grand Canyon Education,
Inc.*(a) 21,095 1,808,052
H&R Block, Inc. 91,085 2,145,963
Service Corp. International 86,649 6,151,213
11,386,932
Diversified Financial Services 0.2%
Voya Financial, Inc. 31,590 2,094,733
Diversified Telecommunication Services 0.2%
Iridium Communications,
Inc.*(a) 69,592 2,873,454
Electric Utilities 1.0%
ALLETE, Inc. 27,788 1,843,734
Hawaiian Electric Industries,
Inc. 57,781 2,397,911
IDACORP, Inc.(a) 26,625 3,016,879
OGE Energy Corp. 105,373 4,044,216
PNM Resources, Inc. 45,498 2,075,164
13,377,904
Electrical Equipment 2.0%
Acuity Brands, Inc. 18,385 3,892,472
EnerSys 21,617 1,709,040
Hubbell, Inc. 28,642 5,965,269
nVent Electric plc 88,561 3,365,318
Regal Rexnord Corp. 35,669 6,070,151
Sunrun , Inc.*(a) 108,968 3,737,603
Common Stocks
Shares Value ($)
Electrical Equipment
Vicor Corp.* 11,290 1,433,604
26,173,457
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.* 36,653 4,921,398
Avnet, Inc. 52,756 2,175,130
Belden, Inc. 23,956 1,574,628
Cognex Corp. 93,068 7,236,968
Coherent, Inc.* 12,915 3,442,364
II-VI, Inc.*(a) 55,873 3,817,802
Jabil, Inc. 75,290 5,296,652
Littelfuse , Inc. 12,966 4,080,141
National Instruments Corp. 69,199 3,021,920
TD SYNNEX Corp. 21,620 2,472,463
Vishay Intertechnology , Inc. 70,893 1,550,430
Vontier Corp. 89,144 2,739,395
42,329,291
Energy Equipment & Services 0.4%
ChampionX Corp.* 106,823 2,158,893
NOV, Inc. 206,186 2,793,820
4,952,713
Entertainment 0.1%
World Wrestling Entertainment,
Inc., Class A(a) 23,492 1,159,095
Equity Real Estate Investment Trusts (REITs) 9.7%
American Campus
Communities, Inc. 73,253 4,196,664
Apartment Income REIT Corp. 82,638 4,517,819
Brixmor Property Group, Inc. 156,336 3,972,498
Camden Property Trust 53,797 9,612,448
Corporate Office Properties
Trust(a) 59,837 1,673,641
Cousins Properties, Inc.(a) 78,345 3,155,737
CyrusOne , Inc. 66,807 5,993,924
Douglas Emmett, Inc. 92,457 3,097,309
EastGroup Properties, Inc. 21,416 4,879,636
EPR Properties(a) 39,761 1,888,250
First Industrial Realty Trust,
Inc. 68,585 4,540,327
Healthcare Realty Trust, Inc.
(a) 77,667 2,457,384
Highwoods Properties, Inc. 55,084 2,456,195
Hudson Pacific Properties, Inc. 80,886 1,998,693
JBG SMITH Properties 59,067 1,695,813
Kilroy Realty Corp. 55,176 3,666,997
Kite Realty Group Trust 115,481 2,515,176
Lamar Advertising Co., Class A 45,702 5,543,653
Life Storage, Inc. 43,176 6,613,700
Macerich Co. (The)(a) 110,843 1,915,367
Medical Properties Trust, Inc.
(a) 313,895 7,417,339
National Retail Properties, Inc.
(a) 92,446 4,443,879
National Storage Affiliates
Trust 43,135 2,984,942
Omega Healthcare Investors,
Inc.(a) 125,797 3,722,333
Park Hotels & Resorts, Inc.* 125,279 2,365,267
Pebblebrook Hotel Trust(a) 70,225 1,570,933

NVIT Mid Cap Index Fund - December 31, 2021 - Statement of Investments - 99
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Physicians Realty Trust 115,961 2,183,546
PotlatchDeltic Corp. 35,514 2,138,653
PS Business Parks, Inc. 10,682 1,967,304
Rayonier, Inc. 75,356 3,041,368
Rexford Industrial Realty, Inc. 79,743 6,467,955
Sabra Health Care REIT, Inc. 120,377 1,629,905
SL Green Realty Corp.(a) 35,477 2,543,701
Spirit Realty Capital, Inc. 64,914 3,128,206
STORE Capital Corp. 129,183 4,443,895
Urban Edge Properties 57,297 1,088,643
127,529,100
Food & Staples Retailing 1.2%
BJ's Wholesale Club Holdings,
Inc.* 71,919 4,816,415
Casey's General Stores, Inc. 19,531 3,854,443
Grocery Outlet Holding
Corp.*(a) 46,753 1,322,175
Performance Food Group Co.* 81,232 3,727,736
Sprouts Farmers Market, Inc.* 58,069 1,723,488
15,444,257
Food Products 1.7%
Darling Ingredients, Inc.* 85,176 5,901,845
Flowers Foods, Inc. 104,999 2,884,323
Hain Celestial Group, Inc.
(The)* 48,057 2,047,709
Ingredion, Inc. 35,264 3,407,913
Lancaster Colony Corp. 10,559 1,748,570
Pilgrim's Pride Corp.* 25,012 705,338
Post Holdings, Inc.* 30,867 3,479,637
Sanderson Farms, Inc. 11,239 2,147,548
22,322,883
Gas Utilities 1.3%
National Fuel Gas Co.(a) 48,049 3,072,253
New Jersey Resources Corp. 51,121 2,099,028
ONE Gas, Inc. 28,350 2,199,677
Southwest Gas Holdings, Inc. 31,787 2,226,679
Spire, Inc. 27,492 1,793,028
UGI Corp. 110,070 5,053,314
16,443,979
Health Care Equipment & Supplies 3.3%
Envista Holdings Corp.*(a) 84,945 3,827,622
Globus Medical, Inc., Class A* 41,608 3,004,098
Haemonetics Corp.* 27,269 1,446,348
ICU Medical, Inc.* 10,542 2,502,038
Integra LifeSciences Holdings
Corp.* 38,441 2,575,163
LivaNova plc* 28,159 2,461,941
Masimo Corp.* 26,744 7,830,108
Neogen Corp.* 56,813 2,579,878
NuVasive , Inc.* 27,663 1,451,754
Penumbra, Inc.*(a) 18,486 5,311,398
Quidel Corp.*(a) 19,968 2,695,480
STAAR Surgical Co.* 25,073 2,289,165
Tandem Diabetes Care,
Inc.*(a) 33,444 5,033,991
43,008,984
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.* 47,417 2,878,212
Common Stocks
Shares Value ($)
Health Care Providers & Services
Amedisys , Inc.* 17,221 2,787,736
Chemed Corp. 8,104 4,287,340
Encompass Health Corp. 52,376 3,418,058
HealthEquity , Inc.* 44,328 1,961,071
LHC Group, Inc.* 16,771 2,301,484
Molina Healthcare, Inc.* 30,742 9,778,415
Option Care Health, Inc.* 73,500 2,090,340
Patterson Cos., Inc. 46,187 1,355,588
Progyny , Inc.* 36,654 1,845,529
R1 RCM, Inc.* 69,655 1,775,506
Tenet Healthcare Corp.* 56,392 4,606,662
39,085,941
Hotels, Restaurants & Leisure 3.0%
Boyd Gaming Corp.* 43,258 2,836,427
Choice Hotels International,
Inc. 17,347 2,705,959
Churchill Downs, Inc. 18,215 4,387,993
Cracker Barrel Old Country
Store, Inc. 12,346 1,588,189
Jack in the Box, Inc. 11,277 986,512
Marriott Vacations Worldwide
Corp. 22,475 3,797,825
Papa John's International, Inc. 17,223 2,298,754
Scientific Games Corp.*(a) 50,804 3,395,231
Six Flags Entertainment Corp.* 41,200 1,754,296
Texas Roadhouse, Inc. 36,788 3,284,433
Travel + Leisure Co. 45,682 2,524,844
Wendy's Co. (The) 92,745 2,211,968
Wingstop , Inc.(a) 15,706 2,713,997
Wyndham Hotels & Resorts,
Inc. 49,144 4,405,760
38,892,188
Household Durables 2.0%
Helen of Troy Ltd.*(a) 12,701 3,105,014
KB Home 45,116 2,018,039
Leggett & Platt, Inc. 70,210 2,889,844
Taylor Morrison Home Corp.* 64,094 2,240,726
Tempur Sealy International,
Inc. 101,338 4,765,926
Toll Brothers, Inc. 59,816 4,330,080
TopBuild Corp.*(a) 17,332 4,782,072
TRI Pointe Group, Inc.* 57,824 1,612,711
25,744,412
Household Products 0.1%
Energizer Holdings, Inc. 33,721 1,352,212
Insurance 3.7%
Alleghany Corp.* 7,160 4,779,944
American Financial Group, Inc. 34,822 4,781,757
Brighthouse Financial, Inc.* 42,017 2,176,481
CNO Financial Group, Inc. 64,913 1,547,526
First American Financial Corp. 57,782 4,520,286
Hanover Insurance Group, Inc.
(The) 18,869 2,472,971
Kemper Corp. 31,810 1,870,110
Kinsale Capital Group, Inc. 11,330 2,695,294
Mercury General Corp. 13,652 724,375
Old Republic International
Corp. 150,298 3,694,325

100 - Statement of Investments - December 31, 2021 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Primerica, Inc. 20,789 3,186,330
Reinsurance Group of
America, Inc. 35,750 3,914,267
RenaissanceRe Holdings Ltd. 24,225 4,102,019
RLI Corp. 21,046 2,359,257
Selective Insurance Group,
Inc.(a) 31,734 2,600,284
Unum Group 107,933 2,651,914
48,077,140
Interactive Media & Services 0.4%
TripAdvisor, Inc.*(a) 52,748 1,437,911
Yelp, Inc.* 35,984 1,304,060
Ziff Davis, Inc.* 25,433 2,819,502
5,561,473
IT Services 1.9%
Alliance Data Systems Corp. 25,892 1,723,630
Concentrix Corp. 22,584 4,033,954
Genpact Ltd. 91,075 4,834,261
Kyndryl Holdings, Inc.* 95,415 1,727,012
LiveRamp Holdings, Inc.* 36,145 1,733,153
MAXIMUS, Inc. 32,484 2,588,000
Sabre Corp.*(a) 172,961 1,485,735
Western Union Co. (The) 211,618 3,775,265
WEX, Inc.* 23,312 3,272,772
25,173,782
Leisure Products 1.3%
Brunswick Corp. 40,714 4,101,121
Callaway Golf Co.* 62,364 1,711,268
Mattel, Inc.* 184,421 3,976,117
Polaris, Inc. 30,027 3,300,268
YETI Holdings, Inc.* 46,135 3,821,362
16,910,136
Life Sciences Tools & Services 1.6%
Bruker Corp. 53,487 4,488,094
Medpace Holdings, Inc.*(a) 15,135 3,293,982
Repligen Corp.*(a) 27,067 7,168,424
Syneos Health, Inc.* 54,584 5,604,685
20,555,185
Machinery 5.0%
AGCO Corp. 32,496 3,770,186
Colfax Corp.* 70,886 3,258,629
Crane Co. 26,313 2,676,821
Donaldson Co., Inc. 64,706 3,834,478
Flowserve Corp. 69,041 2,112,655
Graco , Inc. 89,471 7,213,152
ITT, Inc. 45,177 4,616,638
Kennametal, Inc. 44,572 1,600,581
Lincoln Electric Holdings, Inc. 31,186 4,349,511
Middleby Corp. (The)*(a) 29,282 5,761,526
Nordson Corp. 28,451 7,262,687
Oshkosh Corp. 36,130 4,072,212
Terex Corp. 37,185 1,634,281
Timken Co. (The) 36,693 2,542,458
Toro Co. (The) 56,099 5,604,851
Trinity Industries, Inc. 42,100 1,271,420
Woodward, Inc.(a) 33,098 3,622,907
65,204,993
Common Stocks
Shares Value ($)
Marine 0.1%
Kirby Corp.* 31,933 1,897,459
Media 0.9%
Cable One, Inc.(a) 2,609 4,600,841
John Wiley & Sons, Inc., Class
A(a) 23,344 1,336,911
New York Times Co. (The),
Class A 87,959 4,248,420
TEGNA, Inc. 117,047 2,172,392
12,358,564
Metals & Mining 2.6%
Alcoa Corp.(a) 98,492 5,868,153
Cleveland-Cliffs, Inc.*(a) 239,558 5,215,178
Commercial Metals Co. 63,893 2,318,677
Compass Minerals
International, Inc. 17,700 904,116
Reliance Steel & Aluminum
Co. 32,790 5,319,194
Royal Gold, Inc. 34,552 3,635,216
Steel Dynamics, Inc.(a) 99,242 6,159,951
United States Steel Corp.(a) 142,252 3,387,020
Worthington Industries, Inc. 17,029 930,805
33,738,310
Multiline Retail 0.8%
Kohl's Corp.(a) 79,242 3,913,763
Macy's, Inc. 159,515 4,176,103
Nordstrom, Inc.*(a) 59,736 1,351,228
Ollie's Bargain Outlet
Holdings, Inc.*(a) 32,365 1,656,764
11,097,858
Multi-Utilities 0.6%
Black Hills Corp. 33,595 2,370,799
MDU Resources Group, Inc. 107,045 3,301,268
NorthWestern Corp.(a) 27,717 1,584,304
7,256,371
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Corp.(a) 172,986 1,674,505
CNX Resources Corp.* 110,668 1,521,685
DT Midstream, Inc. 51,232 2,458,111
EQT Corp.* 159,174 3,471,585
Equitrans Midstream Corp. 215,506 2,228,332
HollyFrontier Corp. 78,977 2,588,866
Murphy Oil Corp. 76,968 2,009,634
Targa Resources Corp. 120,532 6,296,592
22,249,310
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 46,318 3,629,015
Personal Products 0.2%
Coty, Inc., Class A* 177,919 1,868,149
Nu Skin Enterprises, Inc.,
Class A 26,089 1,324,017
3,192,166
Pharmaceuticals 0.5%
Jazz Pharmaceuticals plc*(a) 32,358 4,122,409
Perrigo Co. plc 70,624 2,747,274
6,869,683

NVIT Mid Cap Index Fund - December 31, 2021 - Statement of Investments - 101
Common Stocks
Shares Value ($)
Professional Services 1.6%
ASGN, Inc.* 27,218 3,358,701
CACI International, Inc., Class
A* 12,255 3,299,169
FTI Consulting, Inc.*(a) 18,102 2,777,209
Insperity , Inc. 19,021 2,246,570
KBR, Inc. 74,082 3,527,785
ManpowerGroup , Inc. 28,621 2,785,682
Science Applications
International Corp. 30,160 2,521,074
20,516,190
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.* 26,567 7,155,556
Road & Rail 2.0%
Avis Budget Group, Inc.* 21,097 4,374,885
Knight-Swift Transportation
Holdings, Inc. 87,361 5,323,780
Landstar System, Inc.(a) 20,134 3,604,389
Ryder System, Inc. 28,454 2,345,463
Saia, Inc.* 13,864 4,672,584
Werner Enterprises, Inc. 31,358 1,494,522
XPO Logistics, Inc.* 51,931 4,021,017
25,836,640
Semiconductors & Semiconductor Equipment 4.3%
Amkor Technology, Inc. 53,775 1,333,082
Azenta , Inc. 39,137 4,035,416
Cirrus Logic, Inc.* 29,972 2,758,023
CMC Materials, Inc. 14,963 2,868,257
First Solar, Inc.*(a) 52,053 4,536,939
Lattice Semiconductor Corp.* 72,086 5,554,947
MKS Instruments, Inc. 29,194 5,084,719
Power Integrations, Inc. 31,759 2,950,094
Semtech Corp.* 33,785 3,004,500
Silicon Laboratories, Inc.*(a) 21,135 4,362,687
SiTime Corp.* 7,890 2,308,141
SunPower Corp.*(a) 43,175 901,062
Synaptics , Inc.*(a) 20,672 5,984,751
Universal Display Corp. 22,823 3,766,480
Wolfspeed , Inc.* 61,006 6,818,641
56,267,739
Software 3.7%
ACI Worldwide, Inc.* 62,268 2,160,700
Aspen Technology, Inc.* 35,086 5,340,089
Blackbaud , Inc.* 21,403 1,690,409
CDK Global, Inc. 62,292 2,600,068
Cerence , Inc.*(a) 20,325 1,557,708
CommVault Systems, Inc.* 23,870 1,645,120
Digital Turbine, Inc.*(a) 46,287 2,823,044
Envestnet , Inc.* 25,787 2,045,941
Fair Isaac Corp.* 14,401 6,245,282
Manhattan Associates, Inc.* 33,312 5,179,683
Mimecast Ltd.* 32,504 2,586,343
NCR Corp.*(a) 69,485 2,793,297
Paylocity Holding Corp.* 20,855 4,925,117
Qualys , Inc.* 17,711 2,430,303
SailPoint Technologies
Holdings, Inc.*(a) 49,147 2,375,766
Teradata Corp.* 57,651 2,448,438
48,847,308
Common Stocks
Shares Value ($)
Specialty Retail 3.3%
American Eagle Outfitters, Inc.
(a) 81,008 2,051,123
AutoNation, Inc.* 21,045 2,459,108
Dick's Sporting Goods, Inc.(a) 34,102 3,921,389
Five Below, Inc.* 29,490 6,101,186
Foot Locker, Inc. 47,763 2,083,900
GameStop Corp., Class A*(a) 32,378 4,804,571
Lithia Motors, Inc., Class A 15,940 4,733,383
Murphy USA, Inc. 12,373 2,465,197
RH* 9,131 4,893,668
Urban Outfitters, Inc.* 34,287 1,006,666
Victoria's Secret & Co.* 38,139 2,118,240
Williams-Sonoma, Inc. 39,089 6,611,123
43,249,554
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp.(a) 73,347 1,660,576
Textiles, Apparel & Luxury Goods 1.9%
Capri Holdings Ltd.* 79,103 5,134,576
Carter's, Inc. 22,249 2,252,044
Columbia Sportswear Co. 18,193 1,772,726
Crocs, Inc.* 30,977 3,971,871
Deckers Outdoor Corp.* 14,496 5,310,030
Hanesbrands, Inc. 183,823 3,073,520
Skechers U.S.A., Inc., Class
A* 71,075 3,084,655
24,599,422
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd. 57,357 2,611,464
MGIC Investment Corp. 171,388 2,471,415
New York Community
Bancorp, Inc.(a) 245,217 2,994,099
Washington Federal, Inc. 34,210 1,141,930
9,218,908
Trading Companies & Distributors 0.9%
GATX Corp. 18,843 1,963,252
MSC Industrial Direct Co., Inc.,
Class A 24,902 2,093,262
Univar Solutions, Inc.* 90,337 2,561,054
Watsco , Inc. 17,385 5,439,419
12,056,987
Water Utilities 0.5%
Essential Utilities, Inc. 121,071 6,500,302
Total Common Stocks
(cost $756,879,865) 1,296,012,207

102 - Statement of Investments - December 31, 2021 - NVIT Mid Cap Index Fund
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $810,174,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $826,373.(b)(c) 810,170 810,170
MetLife, Inc.,
0.06%, dated 12/31/2021,
due 1/3/2022, repurchase
price $1,000,006,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $1,020,410.(b)(c) 1,000,000 1,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $10,000,098,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$10,200,087.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $11,810,170) 11,810,170
Total Investments
(cost $768,690,035) — 99.8% 1,307,822,377
Other assets in excess of liabilities — 0.2% 2,527,598
NET ASSETS — 100.0%
$ 1,310,349,975
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $155,350,442, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $11,810,170 and by
$148,388,889 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $160,199,059.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$11,810,170.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT Mid Cap Index Fund - December 31, 2021 - Statement of Investments - 103
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 49 3/2022 USD 13,904,730 291,013
291,013
As of December 31, 2021, the Fund had $669,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

104 - Statement of Investments - December 31, 2021 - NVIT S&P 500 Index Fund
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)*(a) 41,064 8,267,005
General Dynamics Corp. 17,490 3,646,140
Howmet Aerospace, Inc. 27,285 868,482
Huntington Ingalls Industries,
Inc. 3,089 576,840
L3Harris Technologies, Inc. 14,770 3,149,555
Lockheed Martin Corp. 18,371 6,529,237
Northrop Grumman Corp. 11,062 4,281,768
Raytheon Technologies Corp. 110,833 9,538,288
Textron, Inc. 16,122 1,244,618
TransDigm Group, Inc.* 3,848 2,448,405
40,550,338
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.
(a) 10,157 1,093,198
Expeditors International of
Washington, Inc. 12,466 1,674,059
FedEx Corp. 18,079 4,675,953
United Parcel Service, Inc.,
Class B 54,200 11,617,228
19,060,438
Airlines 0.2%
Alaska Air Group, Inc.* 9,760 508,496
American Airlines Group,
Inc.*(a) 49,866 895,593
Delta Air Lines, Inc.* 47,036 1,838,167
Southwest Airlines Co.* 43,488 1,863,026
United Airlines Holdings,
Inc.*(a) 25,025 1,095,595
6,200,877
Auto Components 0.1%
Aptiv plc* 19,883 3,279,701
BorgWarner, Inc. 18,583 837,536
4,117,237
Automobiles 2.5%
Ford Motor Co. 292,773 6,080,895
General Motors Co.* 108,289 6,348,984
Tesla, Inc.* 60,466 63,899,260
76,329,139
Banks 3.9%
Bank of America Corp. 530,884 23,619,029
Citigroup, Inc. 147,758 8,923,106
Citizens Financial Group, Inc. 30,970 1,463,332
Comerica, Inc. 10,281 894,447
Fifth Third Bancorp 50,770 2,211,034
First Republic Bank 13,395 2,766,201
Huntington Bancshares, Inc. 108,531 1,673,548
JPMorgan Chase & Co. 219,671 34,784,903
KeyCorp 70,023 1,619,632
M&T Bank Corp. 9,397 1,443,191
People's United Financial, Inc. 33,054 589,022
PNC Financial Services
Group, Inc. (The) 31,238 6,263,844
Regions Financial Corp. 69,962 1,525,172
Signature Bank(a) 4,469 1,445,587
SVB Financial Group* 4,312 2,924,571
Truist Financial Corp. 99,654 5,834,742
US Bancorp 100,762 5,659,802
Common Stocks
Shares Value ($)
Banks
Wells Fargo & Co. 296,379 14,220,264
Zions Bancorp NA 12,441 785,774
118,647,201
Beverages 1.4%
Brown-Forman Corp., Class B 12,951 943,610
Coca-Cola Co. (The) 288,964 17,109,559
Constellation Brands, Inc.,
Class A 12,367 3,103,746
Molson Coors Beverage Co.,
Class B(a) 14,666 679,769
Monster Beverage Corp.* 27,601 2,650,800
PepsiCo, Inc. 102,775 17,853,045
42,340,529
Biotechnology 1.8%
AbbVie, Inc. 131,410 17,792,914
Amgen, Inc. 41,739 9,390,023
Biogen, Inc.* 10,954 2,628,084
Gilead Sciences, Inc. 93,398 6,781,629
Incyte Corp.* 14,448 1,060,483
Moderna , Inc.* 26,220 6,659,356
Regeneron Pharmaceuticals,
Inc.* 7,868 4,968,799
Vertex Pharmaceuticals, Inc.* 19,069 4,187,552
53,468,840
Building Products 0.5%
A O Smith Corp. 10,245 879,533
Allegion plc 6,860 908,538
Carrier Global Corp. 63,779 3,459,373
Fortune Brands Home &
Security, Inc. 9,821 1,049,865
Johnson Controls International
plc 52,351 4,256,660
Masco Corp. 17,770 1,247,809
Trane Technologies plc 17,914 3,619,166
15,420,944
Capital Markets 3.0%
Ameriprise Financial, Inc. 8,361 2,522,179
Bank of New York Mellon
Corp. (The) 58,370 3,390,130
BlackRock, Inc. 10,516 9,628,029
Cboe Global Markets, Inc. 7,635 995,604
Charles Schwab Corp. (The) 111,750 9,398,175
CME Group, Inc. 26,790 6,120,443
FactSet Research Systems,
Inc. 2,775 1,348,678
Franklin Resources, Inc. 21,735 727,905
Goldman Sachs Group, Inc.
(The) 25,233 9,652,884
Intercontinental Exchange, Inc. 42,051 5,751,315
Invesco Ltd. 26,333 606,186
MarketAxess Holdings, Inc. 2,924 1,202,553
Moody's Corp. 11,907 4,650,636
Morgan Stanley 106,723 10,475,930
MSCI, Inc. 6,060 3,712,901
Nasdaq, Inc. 8,564 1,798,526
Northern Trust Corp. 15,318 1,832,186
Raymond James Financial,
Inc. 13,349 1,340,240

NVIT S&P 500 Index Fund - December 31, 2021 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 17,914 8,454,154
State Street Corp. 26,875 2,499,375
T. Rowe Price Group, Inc.(a) 16,681 3,280,152
89,388,181
Chemicals 1.8%
Air Products & Chemicals, Inc. 16,569 5,041,284
Albemarle Corp. 8,596 2,009,487
Celanese Corp. 8,038 1,350,866
CF Industries Holdings, Inc. 16,467 1,165,534
Corteva , Inc. 53,965 2,551,465
Dow, Inc. 54,816 3,109,164
DuPont de Nemours, Inc. 38,446 3,105,668
Eastman Chemical Co. 9,702 1,173,069
Ecolab, Inc. 18,681 4,382,376
FMC Corp. 9,126 1,002,856
International Flavors &
Fragrances, Inc. 18,920 2,850,298
Linde plc 37,958 13,149,790
LyondellBasell Industries NV,
Class A 19,424 1,791,475
Mosaic Co. (The) 28,568 1,122,437
PPG Industries, Inc.(a) 17,446 3,008,388
Sherwin-Williams Co. (The) 17,805 6,270,209
53,084,366
Commercial Services & Supplies 0.4%
Cintas Corp. 6,637 2,941,319
Copart , Inc.* 15,650 2,372,853
Republic Services, Inc. 15,442 2,153,387
Rollins, Inc. 17,572 601,138
Waste Management, Inc. 28,476 4,752,645
12,821,342
Communications Equipment 0.9%
Arista Networks, Inc.* 17,288 2,485,150
Cisco Systems, Inc. 313,505 19,866,812
F5, Inc.* 4,653 1,138,636
Juniper Networks, Inc. 25,175 898,999
Motorola Solutions, Inc. 12,446 3,381,578
27,771,175
Construction & Engineering 0.0%
†
Quanta Services, Inc. 10,809 1,239,360
Construction Materials 0.1%
Martin Marietta Materials, Inc. 4,585 2,019,784
Vulcan Materials Co. 9,752 2,024,320
4,044,104
Consumer Finance 0.6%
American Express Co. 46,797 7,655,989
Capital One Financial Corp. 31,374 4,552,054
Discover Financial Services 22,012 2,543,707
Synchrony Financial 41,875 1,942,581
16,694,331
Containers & Packaging 0.3%
Amcor plc 113,326 1,361,045
Avery Dennison Corp. 5,979 1,294,872
Ball Corp.(a) 24,007 2,311,154
International Paper Co. 28,336 1,331,225
Packaging Corp. of America 7,299 993,759
Sealed Air Corp. 11,535 778,267
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 18,883 837,650
8,907,972
Distributors 0.1%
Genuine Parts Co. 10,438 1,463,407
LKQ Corp. 19,390 1,163,982
Pool Corp. 2,947 1,668,002
4,295,391
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 136,130 40,702,870
Diversified Telecommunication Services 1.0%
AT&T, Inc. 530,805 13,057,803
Lumen Technologies, Inc.(a) 70,677 886,997
Verizon Communications, Inc. 307,747 15,990,534
29,935,334
Electric Utilities 1.6%
Alliant Energy Corp. 17,852 1,097,362
American Electric Power Co.,
Inc. 37,795 3,362,621
Duke Energy Corp. 57,414 6,022,729
Edison International 27,885 1,903,151
Entergy Corp. 14,684 1,654,153
Evergy , Inc. 17,668 1,212,201
Eversource Energy 25,259 2,298,064
Exelon Corp. 71,874 4,151,442
FirstEnergy Corp. 39,735 1,652,579
NextEra Energy, Inc. 145,850 13,616,556
NRG Energy, Inc. 18,917 814,944
Pinnacle West Capital Corp. 8,702 614,274
PPL Corp. 56,177 1,688,681
Southern Co. (The) 79,162 5,428,930
Xcel Energy, Inc. 39,577 2,679,363
48,197,050
Electrical Equipment 0.5%
AMETEK, Inc. 16,994 2,498,798
Eaton Corp. plc 29,826 5,154,529
Emerson Electric Co. 43,940 4,085,102
Generac Holdings, Inc.*(a) 4,640 1,632,909
Rockwell Automation, Inc. 8,528 2,974,993
16,346,331
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 43,968 3,845,441
CDW Corp. 10,106 2,069,507
Corning, Inc. 56,496 2,103,346
IPG Photonics Corp.* 2,766 476,139
Keysight Technologies, Inc.* 13,541 2,796,352
TE Connectivity Ltd. 24,054 3,880,873
Teledyne Technologies, Inc.* 3,397 1,484,115
Trimble, Inc.* 18,495 1,612,579
Zebra Technologies Corp.,
Class A* 3,925 2,336,160
20,604,512
Energy Equipment & Services 0.2%
Baker Hughes Co. 64,971 1,563,202
Halliburton Co. 64,897 1,484,194

106 - Statement of Investments - December 31, 2021 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 105,791 3,168,441
6,215,837
Entertainment 1.7%
Activision Blizzard, Inc. 57,164 3,803,121
Electronic Arts, Inc. 20,918 2,759,084
Live Nation Entertainment,
Inc.*(a) 10,133 1,212,819
Netflix, Inc.* 32,926 19,835,940
Take-Two Interactive Software,
Inc.* 8,492 1,509,198
Walt Disney Co. (The)* 135,071 20,921,147
50,041,309
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate
Equities, Inc. 10,599 2,363,153
American Tower Corp. 33,852 9,901,710
AvalonBay Communities, Inc. 10,262 2,592,079
Boston Properties, Inc. 10,236 1,178,982
Crown Castle International
Corp. 32,207 6,722,889
Digital Realty Trust, Inc.(a) 21,288 3,765,209
Duke Realty Corp. 28,968 1,901,460
Equinix , Inc. 6,705 5,671,357
Equity Residential 25,047 2,266,753
Essex Property Trust, Inc. 4,772 1,680,842
Extra Space Storage, Inc. 9,835 2,229,890
Federal Realty Investment
Trust 5,370 732,038
Healthpeak Properties, Inc. 39,212 1,415,161
Host Hotels & Resorts, Inc.*(a) 55,139 958,867
Iron Mountain, Inc. 22,271 1,165,441
Kimco Realty Corp. 47,456 1,169,790
Mid-America Apartment
Communities, Inc. 8,481 1,945,881
Prologis, Inc. 54,956 9,252,392
Public Storage 11,449 4,288,337
Realty Income Corp. 42,054 3,010,646
Regency Centers Corp.(a) 11,754 885,664
SBA Communications Corp. 8,052 3,132,389
Simon Property Group, Inc. 24,154 3,859,085
UDR, Inc. 21,387 1,283,006
Ventas, Inc. 28,848 1,474,710
Vornado Realty Trust 12,299 514,836
Welltower , Inc.(a) 32,354 2,775,003
Weyerhaeuser Co. 55,111 2,269,471
80,407,041
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 32,842 18,644,403
Kroger Co. (The) 49,981 2,262,140
Sysco Corp. 37,603 2,953,716
Walgreens Boots Alliance, Inc. 52,771 2,752,535
Walmart, Inc. 105,710 15,295,180
41,907,974
Food Products 0.9%
Archer-Daniels-Midland Co. 41,115 2,778,963
Campbell Soup Co. 15,564 676,412
Conagra Brands, Inc. 36,848 1,258,359
General Mills, Inc. 44,563 3,002,655
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 10,664 2,063,164
Hormel Foods Corp. 21,648 1,056,639
J M Smucker Co. (The) 8,320 1,130,022
Kellogg Co. 18,329 1,180,754
Kraft Heinz Co. (The) 52,772 1,894,515
Lamb Weston Holdings, Inc. 11,254 713,279
McCormick & Co., Inc.
(Non-Voting) 18,271 1,765,161
Mondelez International, Inc.,
Class A 104,114 6,903,799
Tyson Foods, Inc., Class A 21,670 1,888,757
26,312,479
Gas Utilities 0.0%
†
Atmos Energy Corp. 10,060 1,053,986
Health Care Equipment & Supplies 2.9%
Abbott Laboratories 131,440 18,498,866
ABIOMED, Inc.* 3,276 1,176,641
Align Technology, Inc.* 5,401 3,549,429
Baxter International, Inc. 37,787 3,243,636
Becton Dickinson and Co. 21,471 5,399,527
Boston Scientific Corp.* 106,748 4,534,655
Cooper Cos., Inc. (The)(a) 3,575 1,497,711
DENTSPLY SIRONA, Inc. 16,794 936,937
DexCom , Inc.* 7,282 3,910,070
Edwards Lifesciences Corp.* 46,515 6,026,018
Hologic , Inc.* 18,379 1,407,096
IDEXX Laboratories, Inc.* 6,253 4,117,351
Intuitive Surgical, Inc.* 26,534 9,533,666
Medtronic plc 100,037 10,348,828
ResMed , Inc. 10,696 2,786,094
STERIS plc 7,303 1,777,623
Stryker Corp. 25,003 6,686,302
Teleflex, Inc. 3,360 1,103,693
Zimmer Biomet Holdings, Inc. 15,350 1,950,064
88,484,207
Health Care Providers & Services 2.8%
AmerisourceBergen Corp. 10,811 1,436,674
Anthem, Inc. 17,922 8,307,564
Cardinal Health, Inc. 20,613 1,061,363
Centene Corp.* 43,926 3,619,502
Cigna Corp. 24,999 5,740,520
CVS Health Corp. 98,123 10,122,369
DaVita, Inc.* 5,178 589,049
HCA Healthcare, Inc. 18,119 4,655,134
Henry Schein, Inc.* 10,788 836,394
Humana, Inc. 9,639 4,471,147
Laboratory Corp. of America
Holdings* 7,108 2,233,405
McKesson Corp. 11,369 2,825,992
Quest Diagnostics, Inc. 9,318 1,612,107
UnitedHealth Group, Inc. 70,010 35,154,821
Universal Health Services,
Inc., Class B 5,818 754,362
83,420,403
Health Care Technology 0.1%
Cerner Corp. 21,518 1,998,377
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.* 3,056 7,332,047

NVIT S&P 500 Index Fund - December 31, 2021 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Caesars Entertainment,
Inc.*(a) 15,622 1,461,126
Carnival Corp.*(a) 61,653 1,240,458
Chipotle Mexican Grill, Inc.* 2,117 3,701,045
Darden Restaurants, Inc. 9,449 1,423,397
Domino's Pizza, Inc.(a) 2,671 1,507,325
Expedia Group, Inc.* 10,680 1,930,090
Hilton Worldwide Holdings,
Inc.* 20,484 3,195,299
Las Vegas Sands Corp.* 26,699 1,004,950
Marriott International, Inc.,
Class A* 20,649 3,412,041
McDonald's Corp. 55,544 14,889,680
MGM Resorts International 28,886 1,296,404
Norwegian Cruise Line
Holdings Ltd.*(a) 28,366 588,311
Penn National Gaming,
Inc.*(a) 12,792 663,265
Royal Caribbean Cruises
Ltd.*(a) 16,215 1,246,933
Starbucks Corp. 87,712 10,259,673
Wynn Resorts Ltd.*(a) 8,098 688,654
Yum! Brands, Inc. 21,731 3,017,567
58,858,265
Household Durables 0.4%
DR Horton, Inc. 23,958 2,598,245
Garmin Ltd. 11,125 1,514,891
Lennar Corp., Class A 20,191 2,345,387
Mohawk Industries, Inc.* 4,305 784,285
Newell Brands, Inc. 29,515 644,608
NVR, Inc.* 244 1,441,764
PulteGroup, Inc. 19,934 1,139,427
Whirlpool Corp.(a) 4,461 1,046,818
11,515,425
Household Products 1.4%
Church & Dwight Co., Inc. 18,016 1,846,640
Clorox Co. (The) 8,929 1,556,860
Colgate-Palmolive Co. 63,072 5,382,565
Kimberly-Clark Corp. 24,753 3,537,699
Procter & Gamble Co. (The) 179,880 29,424,770
41,748,534
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 47,991 1,166,181
Industrial Conglomerates 1.0%
3M Co. 43,041 7,645,373
General Electric Co. 81,630 7,711,586
Honeywell International, Inc. 51,183 10,672,167
Roper Technologies, Inc. 7,749 3,811,423
29,840,549
Insurance 1.8%
Aflac, Inc. 45,357 2,648,395
Allstate Corp. (The) 21,733 2,556,887
American International Group,
Inc. 62,860 3,574,220
Aon plc, Class A(a) 16,593 4,987,192
Arthur J Gallagher & Co. 15,197 2,578,475
Assurant, Inc. 4,495 700,591
Common Stocks
Shares Value ($)
Insurance
Brown & Brown, Inc.(a) 17,890 1,257,309
Chubb Ltd. 32,249 6,234,054
Cincinnati Financial Corp. 10,908 1,242,748
Everest Re Group Ltd. 3,089 846,139
Globe Life, Inc. 7,143 669,442
Hartford Financial Services
Group, Inc. (The) 25,519 1,761,832
Lincoln National Corp. 13,602 928,473
Loews Corp. 15,731 908,623
Marsh & McLennan Cos., Inc. 37,760 6,563,443
MetLife, Inc. 53,537 3,345,527
Principal Financial Group, Inc.
(a) 18,084 1,308,016
Progressive Corp. (The) 43,011 4,415,079
Prudential Financial, Inc. 28,431 3,077,371
Travelers Cos., Inc. (The) 18,338 2,868,613
W R Berkley Corp. 10,777 887,917
Willis Towers Watson plc 9,185 2,181,346
55,541,692
Interactive Media & Services 6.2%
Alphabet, Inc., Class A* 22,360 64,777,814
Alphabet, Inc., Class C* 20,784 60,140,375
Match Group, Inc.* 21,042 2,782,804
Meta Platforms, Inc., Class A* 175,890 59,160,602
Twitter, Inc.* 58,653 2,534,983
189,396,578
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.* 32,420 108,099,303
eBay, Inc. 47,781 3,177,436
Etsy, Inc.* 9,304 2,037,018
113,313,757
IT Services 4.4%
Accenture plc, Class A 46,951 19,463,537
Akamai Technologies, Inc.* 11,725 1,372,294
Automatic Data Processing,
Inc. 31,466 7,758,886
Broadridge Financial
Solutions, Inc. 8,445 1,543,915
Cognizant Technology
Solutions Corp., Class A 38,633 3,427,520
DXC Technology Co.* 19,490 627,383
EPAM Systems, Inc.* 4,162 2,782,089
Fidelity National Information
Services, Inc. 45,402 4,955,628
Fiserv, Inc.* 43,807 4,546,729
FleetCor Technologies, Inc.* 6,004 1,343,935
Gartner, Inc.* 6,148 2,055,399
Global Payments, Inc. 21,591 2,918,672
International Business
Machines Corp. 66,661 8,909,909
Jack Henry & Associates, Inc. 5,732 957,187
Mastercard , Inc., Class A 64,482 23,169,672
Paychex, Inc. 24,205 3,303,983
PayPal Holdings, Inc.* 87,335 16,469,634
VeriSign, Inc.* 7,128 1,809,229
Visa, Inc., Class A(a) 124,655 27,013,985
134,429,586

108 - Statement of Investments - December 31, 2021 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 10,070 1,024,925
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc. 22,304 3,560,834
Bio-Rad Laboratories, Inc.,
Class A* 1,681 1,270,113
Bio- Techne Corp. 3,021 1,562,884
Charles River Laboratories
International, Inc.* 3,659 1,378,638
Danaher Corp. 47,273 15,553,290
Illumina, Inc.* 11,521 4,383,049
IQVIA Holdings, Inc.* 14,084 3,973,660
Mettler -Toledo International,
Inc.* 1,699 2,883,560
PerkinElmer, Inc.(a) 9,303 1,870,461
Thermo Fisher Scientific, Inc. 29,290 19,543,460
Waters Corp.* 4,484 1,670,738
West Pharmaceutical
Services, Inc. 5,438 2,550,476
60,201,163
Machinery 1.5%
Caterpillar, Inc. 40,241 8,319,424
Cummins, Inc. 10,556 2,302,686
Deere & Co. 20,865 7,154,400
Dover Corp. 10,569 1,919,330
Fortive Corp. 26,343 2,009,707
IDEX Corp. 5,524 1,305,432
Illinois Tool Works, Inc. 21,067 5,199,336
Ingersoll Rand, Inc. 29,749 1,840,571
Otis Worldwide Corp. 31,370 2,731,386
PACCAR, Inc. 25,518 2,252,219
Parker-Hannifin Corp. 9,771 3,108,350
Pentair plc 12,775 932,958
Snap-on, Inc. 4,153 894,473
Stanley Black & Decker, Inc. 11,978 2,259,290
Westinghouse Air Brake
Technologies Corp. 13,629 1,255,367
Xylem, Inc. 13,243 1,588,101
45,073,030
Media 1.0%
Charter Communications, Inc.,
Class A*(a) 9,323 6,078,316
Comcast Corp., Class A 338,915 17,057,592
Discovery, Inc., Class A*(a) 11,223 264,190
Discovery, Inc., Class C*(a) 22,219 508,815
DISH Network Corp., Class
A*(a) 19,234 623,951
Fox Corp., Class A 24,335 897,961
Fox Corp., Class B 12,254 419,945
Interpublic Group of Cos., Inc.
(The) 30,393 1,138,218
News Corp., Class A 30,524 680,990
News Corp., Class B 9,114 205,065
Omnicom Group, Inc. 15,270 1,118,833
ViacomCBS , Inc. 44,241 1,335,193
30,329,069
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 110,060 4,592,804
Newmont Corp. 58,738 3,642,931
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp.(a) 21,587 2,464,156
10,699,891
Multiline Retail 0.5%
Dollar General Corp. 17,362 4,094,480
Dollar Tree, Inc.* 17,049 2,395,726
Target Corp. 36,364 8,416,084
14,906,290
Multi-Utilities 0.7%
Ameren Corp. 18,901 1,682,378
CenterPoint Energy, Inc.(a) 46,745 1,304,653
CMS Energy Corp. 20,842 1,355,772
Consolidated Edison, Inc.(a) 25,939 2,213,115
Dominion Energy, Inc. 60,586 4,759,636
DTE Energy Co. 14,802 1,769,431
NiSource, Inc. 29,500 814,495
Public Service Enterprise
Group, Inc. 37,161 2,479,754
Sempra Energy 23,472 3,104,876
WEC Energy Group, Inc. 23,185 2,250,568
21,734,678
Oil, Gas & Consumable Fuels 2.4%
APA Corp. 29,103 782,580
Chevron Corp. 143,289 16,814,964
ConocoPhillips 98,426 7,104,389
Coterra Energy, Inc. 58,665 1,114,635
Devon Energy Corp. 46,278 2,038,546
Diamondback Energy, Inc. 12,311 1,327,741
EOG Resources, Inc. 43,917 3,901,147
Exxon Mobil Corp. 314,690 19,255,881
Hess Corp. 20,242 1,498,515
Kinder Morgan, Inc. 143,273 2,272,310
Marathon Oil Corp. 60,671 996,218
Marathon Petroleum Corp. 46,910 3,001,771
Occidental Petroleum Corp.(a) 65,201 1,890,177
ONEOK, Inc. 32,757 1,924,801
Phillips 66 32,193 2,332,705
Pioneer Natural Resources
Co. 16,676 3,033,031
Valero Energy Corp. 30,050 2,257,055
Williams Cos., Inc. (The) 89,303 2,325,450
73,871,916
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 17,291 6,401,128
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co. 164,991 10,287,189
Catalent , Inc.* 12,499 1,600,247
Eli Lilly & Co. 59,018 16,301,952
Johnson & Johnson 195,686 33,476,004
Merck & Co., Inc. 187,759 14,389,850
Organon & Co. 19,612 597,185
Pfizer, Inc. 417,216 24,636,605
Viatris , Inc. 87,048 1,177,759
Zoetis, Inc. 35,207 8,591,564
111,058,355
Professional Services 0.4%
Equifax, Inc. 9,263 2,712,114

NVIT S&P 500 Index Fund - December 31, 2021 - Statement of Investments - 109
Common Stocks
Shares Value ($)
Professional Services
IHS Markit Ltd. 29,299 3,894,423
Jacobs Engineering Group,
Inc. 9,449 1,315,584
Leidos Holdings, Inc. 10,018 890,600
Nielsen Holdings plc 27,672 567,553
Robert Half International, Inc. 8,598 958,849
Verisk Analytics, Inc. 11,860 2,712,738
13,051,861
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 24,678 2,677,810
Road & Rail 0.9%
CSX Corp. 165,712 6,230,771
JB Hunt Transport Services,
Inc. 6,069 1,240,503
Norfolk Southern Corp. 18,153 5,404,330
Old Dominion Freight Line, Inc. 6,895 2,471,030
Union Pacific Corp. 47,933 12,075,761
27,422,395
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices,
Inc.*(a) 89,764 12,917,040
Analog Devices, Inc. 40,056 7,040,643
Applied Materials, Inc. 67,180 10,571,445
Broadcom, Inc. 30,596 20,358,884
Enphase Energy, Inc.* 9,895 1,810,191
Intel Corp. 302,308 15,568,862
KLA Corp. 11,227 4,828,845
Lam Research Corp. 10,474 7,532,377
Microchip Technology, Inc. 41,312 3,596,623
Micron Technology, Inc. 82,746 7,707,790
Monolithic Power Systems,
Inc.(a) 3,173 1,565,336
NVIDIA Corp. 185,830 54,654,461
NXP Semiconductors NV 19,880 4,528,266
Qorvo , Inc.* 8,005 1,251,902
QUALCOMM, Inc. 83,400 15,251,358
Skyworks Solutions, Inc. 12,139 1,883,244
SolarEdge Technologies, Inc.* 3,871 1,086,087
Teradyne, Inc.(a) 12,126 1,982,965
Texas Instruments, Inc. 68,648 12,938,089
Xilinx, Inc. 18,601 3,943,970
191,018,378
Software 9.4%
Adobe, Inc.* 35,367 20,055,211
ANSYS, Inc.* 6,413 2,572,383
Autodesk, Inc.* 16,172 4,547,405
Cadence Design Systems,
Inc.* 20,344 3,791,104
Ceridian HCM Holding, Inc.*(a) 10,500 1,096,830
Citrix Systems, Inc. 9,577 905,888
Fortinet, Inc.* 9,964 3,581,062
Intuit, Inc. 21,048 13,538,495
Microsoft Corp. 558,083 187,694,475
NortonLifeLock , Inc. 44,854 1,165,307
Oracle Corp. 119,911 10,457,438
Paycom Software, Inc.* 3,521 1,461,884
PTC, Inc.* 8,170 989,795
salesforce.com, Inc.* 72,771 18,493,294
Common Stocks
Shares Value ($)
Software
ServiceNow , Inc.* 14,792 9,601,635
Synopsys, Inc.* 11,215 4,132,727
Tyler Technologies, Inc.*(a) 2,985 1,605,781
285,690,714
Specialty Retail 2.4%
Advance Auto Parts, Inc. 4,654 1,116,402
AutoZone, Inc.* 1,584 3,320,682
Bath & Body Works, Inc. 19,227 1,341,852
Best Buy Co., Inc.(a) 16,569 1,683,410
CarMax, Inc.* 11,972 1,559,114
Gap, Inc. (The)(a) 16,590 292,813
Home Depot, Inc. (The) 78,447 32,556,289
Lowe's Cos., Inc. 51,470 13,303,966
O'Reilly Automotive, Inc.* 5,068 3,579,174
Ross Stores, Inc. 26,249 2,999,736
TJX Cos., Inc. (The) 89,889 6,824,373
Tractor Supply Co. 8,404 2,005,194
Ulta Beauty, Inc.* 4,002 1,650,185
72,233,190
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc. 1,158,545 205,722,836
Hewlett Packard Enterprise
Co.(a) 94,938 1,497,172
HP, Inc. 88,296 3,326,110
NetApp, Inc.(a) 16,232 1,493,182
Seagate Technology Holdings
plc(a) 15,288 1,727,238
Western Digital Corp.* 23,530 1,534,391
215,300,929
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B 94,982 15,830,650
PVH Corp. 5,479 584,335
Ralph Lauren Corp. 3,708 440,733
Tapestry, Inc. 21,457 871,154
Under Armour , Inc., Class
A*(a) 15,607 330,712
Under Armour , Inc., Class C* 15,318 276,337
VF Corp. 23,954 1,753,912
20,087,833
Tobacco 0.6%
Altria Group, Inc. 135,545 6,423,478
Philip Morris International, Inc. 115,722 10,993,590
17,417,068
Trading Companies & Distributors 0.2%
Fastenal Co. 42,245 2,706,215
United Rentals, Inc.*(a) 5,321 1,768,115
WW Grainger, Inc. 3,189 1,652,667
6,126,997
Water Utilities 0.1%
American Water Works Co.,
Inc. 13,340 2,519,392
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 43,878 5,088,970
Total Common Stocks
(cost $782,492,473) 2,999,756,024

110 - Statement of Investments - December 31, 2021 - NVIT S&P 500 Index Fund
Repurchase Agreements 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $462,858,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $472,112.(b)(c) 462,855 462,855
MetLife, Inc.,
0.06%, dated 12/31/2021,
due 1/3/2022, repurchase
price $400,003,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $408,164.(b)(c) 400,000 400,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $500,005,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$510,004.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $1,362,855) 1,362,855
Total Investments
(cost $783,855,328) — 98.9% 3,001,118,879
Other assets in excess of liabilities — 1.1% 34,192,858
NET ASSETS — 100.0%
$ 3,035,311,737
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $60,676,339, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,362,855 and by
$60,953,740 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $62,316,595.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$1,362,855.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 119 3/2022 USD 28,313,075 267,801
267,801
As of December 31, 2021, the Fund had $1,301,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 111
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 0.6%
AAR Corp.* 4,551 177,626
Aerojet Rocketdyne Holdings,
Inc. 10,046 469,751
AeroVironment, Inc.*(a) 3,068 190,308
AerSale Corp.*(a) 1,206 21,394
Astronics Corp.* 3,202 38,424
Byrna Technologies, Inc.*(a) 2,408 32,147
Cadre Holdings, Inc. 1,001 25,445
Ducommun, Inc.* 1,451 67,863
Kaman Corp. 3,686 159,051
Kratos Defense & Security
Solutions, Inc.* 16,538 320,837
Maxar Technologies, Inc.(a) 9,772 288,567
Moog, Inc., Class A 3,874 313,678
National Presto Industries, Inc. 682 55,945
PAE, Inc.* 9,262 91,972
Park Aerospace Corp.(a) 2,606 34,399
Parsons Corp.* 3,511 118,145
Triumph Group, Inc.* 8,526 157,987
Vectrus, Inc.* 1,538 70,394
2,633,933
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 7,898 232,043
Atlas Air Worldwide Holdings,
Inc.*(a) 3,853 362,644
Forward Air Corp. 3,638 440,526
Hub Group, Inc., Class A* 4,430 373,183
Radiant Logistics, Inc.* 5,236 38,171
1,446,567
Airlines 0.3%
Allegiant Travel Co.*(a) 2,065 386,238
Frontier Group Holdings, Inc.* 4,644 63,019
Hawaiian Holdings, Inc.*(a) 6,745 123,906
Mesa Air Group, Inc.* 4,576 25,626
SkyWest, Inc.* 6,665 261,934
Spirit Airlines, Inc.*(a) 13,274 290,037
Sun Country Airlines Holdings,
Inc.* 4,293 116,984
1,267,744
Auto Components 1.4%
Adient plc*(a) 12,819 613,774
American Axle &
Manufacturing Holdings,
Inc.* 15,046 140,379
Cooper-Standard Holdings,
Inc.* 2,244 50,288
Dana, Inc. 19,476 444,442
Dorman Products, Inc.* 3,579 404,463
Fox Factory Holding Corp.* 5,701 969,740
Gentherm, Inc.* 4,480 389,312
Goodyear Tire & Rubber Co.
(The)* 37,369 796,707
LCI Industries 3,321 517,644
Modine Manufacturing Co.* 6,673 67,331
Motorcar Parts of America,
Inc.* 2,504 42,743
Patrick Industries, Inc. 3,040 245,298
Common Stocks
Shares Value ($)
Auto Components
Standard Motor Products, Inc. 2,789 146,116
Stoneridge, Inc.* 3,480 68,695
Tenneco, Inc., Class A* 9,593 108,401
Visteon Corp.* 3,716 412,996
XL Fleet Corp.* 4,562 15,100
XPEL, Inc. Reg. S* 2,418 165,101
5,598,530
Automobiles 0.2%
Arcimoto, Inc.*(a) 3,652 28,412
Canoo, Inc.*(a) 14,879 114,866
Fisker, Inc.*(a) 21,988 345,871
Lordstown Motors Corp.*(a) 20,688 71,374
Winnebago Industries, Inc. 4,329 324,329
Workhorse Group, Inc.*(a) 15,760 68,714
953,566
Banks 8.5%
1st Source Corp. 2,264 112,294
Allegiance Bancshares, Inc. 2,548 107,551
Amalgamated Financial Corp. 1,817 30,471
Amerant Bancorp, Inc. 3,613 124,829
American National
Bankshares, Inc. 1,415 53,317
Ameris Bancorp(a) 8,900 442,152
Arrow Financial Corp. 2,172 76,520
Associated Banc-Corp. 20,320 459,029
Atlantic Capital Bancshares,
Inc.* 2,625 75,521
Atlantic Union Bankshares
Corp. 10,375 386,884
Banc of California, Inc. 7,334 143,893
BancFirst Corp.(a) 2,344 165,393
Bancorp, Inc. (The)* 6,980 176,664
Bank First Corp.(a) 891 64,366
Bank of Marin Bancorp 2,073 77,178
Bank of NT Butterfield & Son
Ltd. (The)(a) 6,926 263,950
BankUnited, Inc. 11,864 501,966
Banner Corp. 4,528 274,714
Bar Harbor Bankshares 1,970 56,992
Berkshire Hills Bancorp, Inc. 6,286 178,711
Blue Ridge Bankshares, Inc.
(a) 2,314 41,421
Brookline Bancorp, Inc. 10,026 162,321
Bryn Mawr Bank Corp. 2,882 129,719
Business First Bancshares,
Inc. 2,781 78,730
Byline Bancorp, Inc. 3,336 91,240
Cadence Bank 22,294 664,138
Cambridge Bancorp 910 85,167
Camden National Corp. 1,966 94,683
Capital Bancorp, Inc. 1,012 26,514
Capital City Bank Group, Inc. 2,246 59,294
Capstar Financial Holdings,
Inc. 2,731 57,433
Carter Bankshares, Inc.* 3,455 53,172
Cathay General Bancorp 10,101 434,242
CBTX, Inc. 2,455 71,195
Central Pacific Financial Corp. 3,687 103,863
CIT Group, Inc. 13,447 690,369

112 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Citizens & Northern Corp. 2,071 54,094
City Holding Co. 1,983 162,190
Civista Bancshares, Inc. 1,938 47,287
CNB Financial Corp. 2,145 56,842
Coastal Financial Corp.* 1,262 63,882
Columbia Banking System,
Inc. 9,397 307,470
Community Bank System, Inc. 6,992 520,764
Community Trust Bancorp, Inc. 2,075 90,491
ConnectOne Bancorp, Inc. 5,244 171,531
CrossFirst Bankshares, Inc.* 6,241 97,422
Customers Bancorp, Inc.* 3,987 260,630
CVB Financial Corp. 17,297 370,329
Dime Community Bancshares,
Inc. 4,750 167,010
Eagle Bancorp, Inc. 4,131 241,003
Eastern Bankshares, Inc. 23,394 471,857
Enterprise Bancorp, Inc. 1,543 69,312
Enterprise Financial Services
Corp. 4,875 229,564
Equity Bancshares, Inc., Class
A 2,151 72,983
Farmers National Banc Corp. 4,137 76,741
FB Financial Corp. 4,614 202,185
Fidelity D&D Bancorp, Inc. 535 31,565
Financial Institutions, Inc. 2,089 66,430
First Bancorp, Inc. (The) 1,381 43,363
First Bancorp/NC 3,758 171,816
First Bancorp/PR 26,639 367,085
First Bancshares, Inc. (The) 2,702 104,351
First Bank 2,079 30,166
First Busey Corp. 7,107 192,742
First Commonwealth Financial
Corp. 12,733 204,874
First Community Bankshares,
Inc. 2,208 73,791
First Financial Bancorp 12,158 296,412
First Financial Bankshares,
Inc.(a) 17,538 891,632
First Financial Corp. 1,797 81,386
First Foundation, Inc. 5,300 131,758
First Internet Bancorp 1,241 58,377
First Interstate BancSystem,
Inc., Class A 5,480 222,872
First Merchants Corp. 7,670 321,296
First Mid Bancshares, Inc. 2,218 94,908
First Midwest Bancorp, Inc. 14,874 304,619
First of Long Island Corp.
(The) 3,377 72,909
Five Star Bancorp(a) 1,661 49,830
Flushing Financial Corp. 3,934 95,596
Fulton Financial Corp.(a) 21,595 367,115
German American Bancorp,
Inc. 3,296 128,478
Glacier Bancorp, Inc. 14,893 844,433
Great Southern Bancorp, Inc. 1,413 83,720
Great Western Bancorp, Inc. 7,392 251,032
Guaranty Bancshares, Inc. 1,065 40,023
Hancock Whitney Corp. 11,721 586,284
Hanmi Financial Corp. 4,070 96,378
Common Stocks
Shares Value ($)
Banks
HarborOne Bancorp, Inc. 7,315 108,555
HBT Financial, Inc. 1,708 31,991
Heartland Financial USA, Inc. 5,500 278,355
Heritage Commerce Corp. 7,797 93,096
Heritage Financial Corp. 4,633 113,230
Hilltop Holdings, Inc. 8,480 297,987
Home BancShares, Inc. 20,724 504,629
HomeStreet, Inc. 2,642 137,384
HomeTrust Bancshares, Inc. 2,027 62,796
Hope Bancorp, Inc. 15,667 230,462
Horizon Bancorp, Inc. 6,069 126,539
Howard Bancorp, Inc.* 1,758 38,307
Independent Bank Corp./MA 6,018 490,648
Independent Bank Corp./MI 2,787 66,526
Independent Bank Group, Inc. 5,078 366,378
International Bancshares Corp. 7,311 309,913
Investors Bancorp, Inc. 30,617 463,848
Lakeland Bancorp, Inc. 6,523 123,872
Lakeland Financial Corp. 3,255 260,856
Live Oak Bancshares, Inc. 4,292 374,649
Macatawa Bank Corp. 4,967 43,809
Mercantile Bank Corp. 2,031 71,146
Meta Financial Group, Inc. 4,006 238,998
Metrocity Bankshares, Inc. 2,533 69,733
Metropolitan Bank Holding
Corp.* 1,307 139,235
Mid Penn Bancorp, Inc. 1,898 60,242
Midland States Bancorp, Inc. 3,376 83,691
MidWestOne Financial Group,
Inc. 2,324 75,228
MVB Financial Corp.(a) 1,503 62,405
National Bank Holdings Corp.,
Class A 3,941 173,168
NBT Bancorp, Inc. 5,629 216,829
Nicolet Bankshares, Inc.* 1,704 146,118
Northrim Bancorp, Inc. 809 35,159
OceanFirst Financial Corp. 7,915 175,713
OFG Bancorp 6,680 177,421
Old National Bancorp 21,579 391,011
Old Second Bancorp, Inc. 4,593 57,826
Origin Bancorp, Inc. 2,952 126,700
Orrstown Financial Services,
Inc. 1,454 36,641
Pacific Premier Bancorp, Inc. 12,242 490,047
Park National Corp.(a) 1,926 264,459
Peapack-Gladstone Financial
Corp. 2,595 91,863
Peoples Bancorp, Inc. 3,749 119,256
Peoples Financial Services
Corp. 936 49,318
Preferred Bank 1,339 96,127
Primis Financial Corp. 3,218 48,399
QCR Holdings, Inc. 2,053 114,968
RBB Bancorp 1,898 49,728
Red River Bancshares, Inc. 605 32,367
Reliant Bancorp, Inc. 2,032 72,136
Renasant Corp.(a) 7,215 273,809
Republic Bancorp, Inc., Class
A 1,281 65,126

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Banks
Republic First Bancorp,
Inc.*(a) 5,965 22,190
S&T Bancorp, Inc. 5,171 162,990
Sandy Spring Bancorp, Inc. 6,134 294,923
Seacoast Banking Corp. of
Florida 6,941 245,642
ServisFirst Bancshares, Inc. 6,760 574,194
Sierra Bancorp 1,873 50,852
Silvergate Capital Corp., Class
A* 3,681 545,524
Simmons First National Corp.,
Class A 14,486 428,496
SmartFinancial, Inc. 1,847 50,534
South Plains Financial, Inc. 1,417 39,407
South State Corp. 9,448 756,879
Southern First Bancshares,
Inc.* 993 62,053
Southside Bancshares, Inc. 4,157 173,846
Spirit of Texas Bancshares,
Inc. 1,709 49,185
Stock Yards Bancorp, Inc. 3,339 213,295
Summit Financial Group, Inc.
(a) 1,517 41,642
Texas Capital Bancshares,
Inc.* 6,813 410,483
Third Coast Bancshares, Inc.* 491 12,756
Tompkins Financial Corp. 1,890 157,966
Towne Bank 9,141 288,764
TriCo Bancshares 3,872 166,341
TriState Capital Holdings, Inc.* 3,860 116,804
Triumph Bancorp, Inc.* 3,185 379,270
Trustmark Corp. 8,118 263,510
UMB Financial Corp. 5,937 629,975
United Bankshares, Inc. 17,874 648,469
United Community Banks, Inc.
(a) 11,529 414,352
Univest Financial Corp. 4,277 127,968
Valley National Bancorp 54,192 745,140
Veritex Holdings, Inc. 6,345 252,404
Washington Trust Bancorp,
Inc. 2,283 128,693
WesBanco, Inc. 8,179 286,183
West Bancorp, Inc. 2,144 66,614
Westamerica Bancorp 3,401 196,340
34,287,105
Beverages 0.4%
Celsius Holdings, Inc.* 7,273 542,347
Coca-Cola Consolidated, Inc. 629 389,470
Duckhorn Portfolio, Inc. (The)* 4,782 111,612
MGP Ingredients, Inc.(a) 1,891 160,716
National Beverage Corp.(a) 3,133 142,019
NewAge, Inc.*(a) 17,759 18,292
Primo Water Corp. 21,273 375,043
Zevia PBC, Class A*(a) 1,373 9,680
1,749,179
Biotechnology 8.3%
2seventy bio, Inc.*(a) 3,002 76,941
4D Molecular Therapeutics,
Inc.*(a) 3,722 81,661
Common Stocks
Shares Value ($)
Biotechnology
89bio, Inc.*(a) 1,300 16,991
ACADIA Pharmaceuticals,
Inc.*(a) 16,094 375,634
Acumen Pharmaceuticals,
Inc.*(a) 1,252 8,464
Adagio Therapeutics, Inc.*(a) 2,827 20,524
Adicet Bio, Inc.* 2,730 47,748
Adverum Biotechnologies,
Inc.* 11,587 20,393
Aeglea BioTherapeutics, Inc.* 5,390 25,603
Aerovate Therapeutics, Inc.* 1,316 15,516
Affimed NV* 15,484 85,472
Agenus, Inc.* 30,877 99,424
Agios Pharmaceuticals, Inc.* 7,242 238,045
Akebia Therapeutics, Inc.* 25,460 57,540
Akero Therapeutics, Inc.* 3,429 72,523
Akouos, Inc.*(a) 3,202 27,217
Albireo Pharma, Inc.* 2,251 52,426
Aldeyra Therapeutics, Inc.* 6,473 25,892
Alector, Inc.* 8,067 166,584
Aligos Therapeutics, Inc.*(a) 3,255 38,637
Alkermes plc* 21,661 503,835
Allakos, Inc.* 4,675 45,768
Allogene Therapeutics, Inc.* 9,099 135,757
Allovir, Inc.* 3,934 50,906
Alpine Immune Sciences,
Inc.*(a) 1,516 20,997
Altimmune, Inc.* 5,317 48,704
ALX Oncology Holdings, Inc.* 2,315 49,749
Amicus Therapeutics, Inc.* 35,365 408,466
AnaptysBio, Inc.*(a) 2,572 89,377
Anavex Life Sciences
Corp.*(a) 9,047 156,875
Anika Therapeutics, Inc.* 1,925 68,973
Annexon, Inc.*(a) 4,159 47,787
Apellis Pharmaceuticals, Inc.* 9,565 452,233
Applied Molecular Transport,
Inc.*(a) 3,280 45,854
Applied Therapeutics, Inc.*(a) 2,362 21,140
AquaBounty Technologies,
Inc.*(a) 7,000 14,700
Arbutus Biopharma Corp.*(a) 10,417 40,522
Arcturus Therapeutics
Holdings, Inc.* 2,816 104,220
Arcus Biosciences, Inc.* 6,062 245,329
Arcutis Biotherapeutics, Inc.* 3,689 76,510
Ardelyx, Inc.* 11,538 12,692
Arena Pharmaceuticals, Inc.* 8,309 772,238
Arrowhead Pharmaceuticals,
Inc.* 13,683 907,183
Atara Biotherapeutics, Inc.* 11,874 187,134
Athenex, Inc.*(a) 11,534 15,686
Athersys, Inc.*(a) 26,813 24,201
Atossa Therapeutics, Inc.*(a) 15,604 24,966
Atreca, Inc., Class A*(a) 3,465 10,499
Aura Biosciences, Inc.* 696 11,818
Avalo Therapeutics, Inc.* 6,913 11,752
Avid Bioservices, Inc.*(a) 8,055 235,045
Avidity Biosciences, Inc.* 5,039 119,777
Avita Medical, Inc.*(a) 3,184 38,144

114 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Avrobio, Inc.* 4,838 18,626
Beam Therapeutics, Inc.*(a) 6,870 547,470
Beyondspring, Inc.*(a) 2,988 13,536
BioAtla, Inc.* 2,045 40,143
BioCryst Pharmaceuticals,
Inc.*(a) 24,372 337,552
Biohaven Pharmaceutical
Holding Co. Ltd.*(a) 7,490 1,032,197
Biomea Fusion, Inc.* 2,994 22,305
Bioxcel Therapeutics, Inc.* 2,421 49,219
Black Diamond Therapeutics,
Inc.*(a) 3,038 16,193
Bluebird Bio, Inc.*(a) 9,009 90,000
Blueprint Medicines Corp.* 7,904 846,597
Bolt Biotherapeutics, Inc.*(a) 2,988 14,641
Bridgebio Pharma, Inc.*(a) 14,400 240,192
Brooklyn ImmunoTherapeutics,
Inc.*(a) 3,969 16,551
C4 Therapeutics, Inc.*(a) 5,170 166,474
Cardiff Oncology, Inc.*(a) 4,823 28,986
CareDx, Inc.* 6,775 308,127
Caribou Biosciences, Inc.* 3,041 45,889
Catalyst Pharmaceuticals,
Inc.* 12,951 87,678
Celcuity, Inc.*(a) 1,370 18,070
Celldex Therapeutics, Inc.* 6,153 237,752
CEL-SCI Corp.*(a) 4,734 33,611
Century Therapeutics, Inc.*(a) 1,542 24,456
Cerevel Therapeutics
Holdings, Inc.*(a) 5,545 179,769
ChemoCentryx, Inc.*(a) 7,202 262,225
Chimerix, Inc.* 9,737 62,609
Chinook Therapeutics, Inc.* 5,338 87,063
Clene, Inc.*(a) 2,561 10,500
Clovis Oncology, Inc.*(a) 15,911 43,119
Codiak Biosciences, Inc.* 2,094 23,327
Cogent Biosciences, Inc.*(a) 4,956 42,522
Coherus Biosciences, Inc.* 9,034 144,183
Cortexyme, Inc.*(a) 2,605 32,875
Crinetics Pharmaceuticals,
Inc.* 6,142 174,494
Cue Biopharma, Inc.* 3,972 44,923
Cullinan Oncology, Inc.*(a) 3,379 52,138
Curis, Inc.* 11,552 54,988
Cyteir Therapeutics, Inc.*(a) 1,092 12,416
Cytokinetics, Inc.*(a) 10,670 486,339
CytomX Therapeutics, Inc.* 8,651 37,459
Day One Biopharmaceuticals,
Inc.*(a) 1,439 24,247
Deciphera Pharmaceuticals,
Inc.* 5,249 51,283
Denali Therapeutics, Inc.* 12,319 549,427
DermTech, Inc.*(a) 3,163 49,975
Design Therapeutics, Inc.*(a) 3,544 75,877
Dynavax Technologies
Corp.*(a) 14,750 207,532
Dyne Therapeutics, Inc.*(a) 4,006 47,631
Eagle Pharmaceuticals, Inc.* 1,550 78,926
Editas Medicine, Inc.* 9,241 245,349
Common Stocks
Shares Value ($)
Biotechnology
Eiger BioPharmaceuticals,
Inc.* 4,270 22,161
Eliem Therapeutics, Inc.*(a) 921 9,634
Emergent BioSolutions, Inc.* 6,556 284,989
Enanta Pharmaceuticals, Inc.* 2,570 192,185
Entrada Therapeutics, Inc.*(a) 1,221 20,904
Epizyme, Inc.* 11,976 29,940
Erasca, Inc.*(a) 2,699 42,050
Evelo Biosciences, Inc.*(a) 4,051 24,590
Exagen, Inc.*(a) 1,348 15,677
Fate Therapeutics, Inc.*(a) 10,994 643,259
FibroGen, Inc.* 11,486 161,953
Finch Therapeutics Group,
Inc.*(a) 1,253 12,492
Foghorn Therapeutics, Inc.* 2,609 59,668
Forma Therapeutics Holdings,
Inc.* 4,545 64,630
Forte Biosciences, Inc.*(a) 2,004 4,289
Fortress Biotech, Inc.* 9,554 23,885
Frequency Therapeutics,
Inc.*(a) 4,267 21,890
G1 Therapeutics, Inc.*(a) 5,229 53,388
Gemini Therapeutics, Inc.*(a) 2,860 8,323
Generation Bio Co.* 5,844 41,376
Geron Corp.*(a) 40,220 49,068
Global Blood Therapeutics,
Inc.* 8,452 247,390
Gossamer Bio, Inc.*(a) 8,294 93,805
Graphite Bio, Inc.* 2,121 26,364
Greenwich Lifesciences,
Inc.*(a) 538 13,090
Gritstone bio, Inc.*(a) 6,002 77,186
GT Biopharma, Inc.*(a) 2,317 7,067
Halozyme Therapeutics,
Inc.*(a) 18,619 748,670
Harpoon Therapeutics, Inc.*(a) 2,442 18,437
Heron Therapeutics, Inc.*(a) 12,323 112,509
Homology Medicines, Inc.* 5,595 20,366
Hookipa Pharma, Inc.* 2,506 5,839
Humanigen, Inc.*(a) 5,982 22,253
iBio, Inc.*(a) 28,825 15,825
Icosavax, Inc.*(a) 1,747 39,971
Ideaya Biosciences, Inc.* 4,335 102,479
IGM Biosciences, Inc.*(a) 1,076 31,559
Imago Biosciences, Inc.*(a) 1,273 30,183
Immuneering Corp., Class
A*(a) 1,080 17,464
Immunic, Inc.*(a) 2,718 26,011
ImmunityBio, Inc.*(a) 8,921 54,240
ImmunoGen, Inc.* 27,137 201,357
Immunovant, Inc.* 5,962 50,796
Impel Neuropharma, Inc.*(a) 682 5,886
Infinity Pharmaceuticals,
Inc.*(a) 11,675 26,269
Inhibrx, Inc.*(a) 3,723 162,583
Inovio Pharmaceuticals,
Inc.*(a) 27,667 138,058
Inozyme Pharma, Inc.* 1,919 13,088
Insmed, Inc.* 15,925 433,797
Instil Bio, Inc.*(a) 7,206 123,295

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Biotechnology
Intellia Therapeutics, Inc.*(a) 9,400 1,111,456
Intercept Pharmaceuticals,
Inc.*(a) 3,739 60,908
Invitae Corp.*(a) 27,083 413,557
Ironwood Pharmaceuticals,
Inc.*(a) 20,124 234,646
iTeos Therapeutics, Inc.* 2,694 125,433
IVERIC bio, Inc.*(a) 15,333 256,368
Janux Therapeutics, Inc.* 1,727 34,074
Jounce Therapeutics, Inc.*(a) 4,397 36,715
KalVista Pharmaceuticals,
Inc.* 3,241 42,878
Karuna Therapeutics, Inc.*(a) 2,996 392,476
Karyopharm Therapeutics,
Inc.*(a) 9,603 61,747
Keros Therapeutics, Inc.* 2,082 121,818
Kezar Life Sciences, Inc.* 4,565 76,327
Kiniksa Pharmaceuticals Ltd.,
Class A* 3,890 45,785
Kinnate Biopharma, Inc.*(a) 3,360 59,539
Kodiak Sciences, Inc.* 4,494 381,001
Kronos Bio, Inc.*(a) 5,178 70,369
Krystal Biotech, Inc.* 2,392 167,320
Kura Oncology, Inc.* 8,476 118,664
Kymera Therapeutics, Inc.*(a) 4,598 291,927
Lexicon Pharmaceuticals,
Inc.*(a) 9,055 35,677
Ligand Pharmaceuticals, Inc.* 2,018 311,700
Lineage Cell Therapeutics,
Inc.*(a) 16,174 39,626
Lyell Immunopharma, Inc.*(a) 3,085 23,878
MacroGenics, Inc.* 8,034 128,946
Madrigal Pharmaceuticals,
Inc.*(a) 1,609 136,347
Magenta Therapeutics, Inc.*(a) 3,990 17,676
MannKind Corp.*(a) 32,934 143,922
MEI Pharma, Inc.* 14,460 38,608
MeiraGTx Holdings plc*(a) 3,973 94,319
Mersana Therapeutics, Inc.* 9,186 57,137
MiMedx Group, Inc.*(a) 14,817 89,495
Mirum Pharmaceuticals, Inc.* 471 7,512
Molecular Templates, Inc.*(a) 4,932 19,333
Monte Rosa Therapeutics,
Inc.*(a) 1,511 30,855
Morphic Holding, Inc.* 2,942 139,392
Mustang Bio, Inc.* 9,283 15,410
Myriad Genetics, Inc.* 10,669 294,464
Neoleukin Therapeutics, Inc.* 4,696 22,635
NexImmune, Inc.*(a) 2,317 10,681
Nkarta, Inc.* 1,882 28,889
Nurix Therapeutics, Inc.* 4,177 120,924
Nuvalent, Inc., Class A*(a) 1,398 26,618
Ocugen, Inc.*(a) 24,708 112,421
Olema Pharmaceuticals, Inc.* 3,289 30,785
Omega Therapeutics, Inc.*(a) 965 10,933
Oncocyte Corp.*(a) 7,856 17,048
Oncorus, Inc.*(a) 2,724 14,355
Oncternal Therapeutics,
Inc.*(a) 5,903 13,400
OPKO Health, Inc.*(a) 53,467 257,176
Common Stocks
Shares Value ($)
Biotechnology
Organogenesis Holdings, Inc.* 5,088 47,013
ORIC Pharmaceuticals,
Inc.*(a) 4,514 66,356
Outlook Therapeutics, Inc.*(a) 11,681 15,886
Oyster Point Pharma, Inc.*(a) 1,451 26,495
Passage Bio, Inc.* 4,947 31,413
PMV Pharmaceuticals, Inc.* 3,499 80,827
Portage Biotech, Inc.*(a) 614 6,588
Poseida Therapeutics, Inc.* 3,836 26,123
Praxis Precision Medicines,
Inc.*(a) 4,640 91,408
Precigen, Inc.*(a) 12,651 46,935
Precision BioSciences, Inc.* 7,395 54,723
Prelude Therapeutics, Inc.*(a) 1,444 17,978
Prometheus Biosciences,
Inc.*(a) 3,995 157,962
Protagonist Therapeutics,
Inc.*(a) 5,927 202,703
Prothena Corp. plc* 4,882 241,171
PTC Therapeutics, Inc.* 9,294 370,180
Puma Biotechnology, Inc.* 4,262 12,956
Pyxis Oncology, Inc.* 1,582 17,355
Radius Health, Inc.* 6,244 43,208
Rallybio Corp.*(a) 963 9,187
RAPT Therapeutics, Inc.* 2,835 104,130
Recursion Pharmaceuticals,
Inc., Class A*(a) 15,362 263,151
REGENXBIO, Inc.* 5,401 176,613
Relay Therapeutics, Inc.*(a) 9,325 286,371
Reneo Pharmaceuticals,
Inc.*(a) 1,047 8,952
Replimune Group, Inc.* 3,968 107,533
REVOLUTION Medicines,
Inc.*(a) 7,948 200,051
Rhythm Pharmaceuticals, Inc.* 5,876 58,642
Rigel Pharmaceuticals, Inc.* 22,789 60,391
Rocket Pharmaceuticals,
Inc.*(a) 5,446 118,886
Rubius Therapeutics, Inc.*(a) 6,014 58,216
Sana Biotechnology, Inc.*(a) 11,866 183,686
Sangamo Therapeutics, Inc.* 15,679 117,592
Scholar Rock Holding
Corp.*(a) 3,690 91,660
Selecta Biosciences, Inc.* 11,914 38,840
Sensei Biotherapeutics,
Inc.*(a) 2,732 15,846
Sera Prognostics, Inc., Class
A*(a) 633 4,349
Seres Therapeutics, Inc.* 9,284 77,336
Sesen Bio, Inc.*(a) 25,826 21,048
Shattuck Labs, Inc.* 3,548 30,193
Sigilon Therapeutics, Inc.* 1,317 3,635
Silverback Therapeutics,
Inc.*(a) 2,770 18,448
Solid Biosciences, Inc.* 7,784 13,622
Sorrento Therapeutics, Inc.*(a) 40,105 186,488
Spectrum Pharmaceuticals,
Inc.*(a) 20,635 26,206
Spero Therapeutics, Inc.*(a) 3,228 51,680

116 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
SpringWorks Therapeutics,
Inc.* 3,907 242,156
Spruce Biosciences, Inc.*(a) 1,457 6,498
SQZ Biotechnologies Co.*(a) 3,037 27,120
Stoke Therapeutics, Inc.* 2,546 61,079
Summit Therapeutics, Inc.*(a) 3,798 10,217
Surface Oncology, Inc.* 4,438 21,214
Sutro Biopharma, Inc.* 5,783 86,051
Syndax Pharmaceuticals, Inc.* 5,998 131,296
Syros Pharmaceuticals,
Inc.*(a) 7,679 25,034
Talaris Therapeutics, Inc.*(a) 2,841 43,439
Taysha Gene Therapies,
Inc.*(a) 2,969 34,589
TCR2 Therapeutics, Inc.* 4,068 18,957
Tenaya Therapeutics, Inc.*(a) 1,818 34,451
TG Therapeutics, Inc.*(a) 17,497 332,443
Tonix Pharmaceuticals Holding
Corp.* 65,592 23,462
Travere Therapeutics, Inc.* 8,081 250,834
Trevena, Inc.*(a) 21,813 12,706
Turning Point Therapeutics,
Inc.* 6,254 298,316
Twist Bioscience Corp.* 6,318 488,950
Tyra Biosciences, Inc.* 1,620 22,793
UroGen Pharma Ltd.*(a) 2,602 24,745
Vanda Pharmaceuticals, Inc.* 7,309 114,678
Vaxart, Inc.*(a) 17,178 107,706
Vaxcyte, Inc.*(a) 5,617 133,628
VBI Vaccines, Inc.* 24,837 58,119
Vera Therapeutics, Inc.*(a) 1,509 40,320
Veracyte, Inc.*(a) 9,059 373,231
Verastem, Inc.* 22,992 47,134
Vericel Corp.* 6,309 247,944
Verve Therapeutics, Inc.*(a) 2,063 76,063
Viking Therapeutics, Inc.*(a) 9,124 41,970
Vincerx Pharma, Inc.*(a) 2,509 25,567
Vir Biotechnology, Inc.* 8,044 336,802
Viracta Therapeutics, Inc.* 4,836 17,651
VistaGen Therapeutics,
Inc.*(a) 25,518 49,760
Vor BioPharma, Inc.*(a) 2,761 32,083
Werewolf Therapeutics, Inc.* 3,520 41,923
XBiotech, Inc.(a) 2,005 22,316
Xencor, Inc.* 7,565 303,508
Xilio Therapeutics, Inc.* 1,287 20,592
XOMA Corp.*(a) 786 16,388
Y-mAbs Therapeutics, Inc.*(a) 4,661 75,555
Zentalis Pharmaceuticals, Inc.* 4,903 412,146
ZIOPHARM Oncology, Inc.*(a) 27,959 30,475
33,626,832
Building Products 1.4%
AAON, Inc. 5,651 448,859
American Woodmark Corp.* 2,246 146,439
Apogee Enterprises, Inc.(a) 3,386 163,036
Caesarstone Ltd. 3,017 34,213
Cornerstone Building Brands,
Inc.* 7,304 127,382
CSW Industrials, Inc. 2,030 245,346
Common Stocks
Shares Value ($)
Building Products
Gibraltar Industries, Inc.* 4,443 296,259
Griffon Corp. 6,350 180,848
Insteel Industries, Inc. 2,487 99,008
JELD-WEN Holding, Inc.* 12,196 321,487
Masonite International Corp.* 3,204 377,912
PGT Innovations, Inc.* 7,886 177,356
Quanex Building Products
Corp.(a) 4,469 110,742
Resideo Technologies, Inc.* 19,346 503,576
Simpson Manufacturing Co.,
Inc. 5,890 819,122
UFP Industries, Inc. 8,142 749,145
View, Inc.*(a) 18,596 72,710
Zurn Water Solutions Corp. 16,241 591,172
5,464,612
Capital Markets 1.6%
Artisan Partners Asset
Management, Inc., Class A 7,834 373,212
Assetmark Financial Holdings,
Inc.* 2,392 62,694
Associated Capital Group,
Inc., Class A 224 9,632
B. Riley Financial, Inc.(a) 2,750 244,365
BGC Partners, Inc., Class A 42,164 196,063
Blucora, Inc.* 6,485 112,320
Brightsphere Investment
Group, Inc. 7,761 198,682
Cohen & Steers, Inc. 3,328 307,873
Cowen, Inc., Class A(a) 3,795 137,000
Diamond Hill Investment
Group, Inc. 405 78,663
Donnelley Financial Solutions,
Inc.* 3,930 185,260
Federated Hermes, Inc., Class
B 12,521 470,539
Focus Financial Partners, Inc.,
Class A* 7,979 476,506
GAMCO Investors, Inc., Class
A 704 17,586
GCM Grosvenor, Inc., Class
A(a) 6,442 67,641
Greenhill & Co., Inc.(a) 1,958 35,107
Hamilton Lane, Inc., Class A 4,691 486,081
Houlihan Lokey, Inc. 6,915 715,841
Moelis & Co., Class A 8,296 518,583
Open Lending Corp., Class
A*(a) 13,965 313,933
Oppenheimer Holdings, Inc.,
Class A 1,232 57,128
Piper Sandler Cos. 2,341 417,892
PJT Partners, Inc., Class A 3,209 237,755
Pzena Investment
Management, Inc., Class A 2,253 21,336
Sculptor Capital Management,
Inc.(a) 2,876 61,403
StepStone Group, Inc., Class
A 5,367 223,106
StoneX Group, Inc.* 2,246 137,567
Value Line, Inc.(a) 128 5,993

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Capital Markets
Virtus Investment Partners,
Inc. 981 291,455
WisdomTree Investments, Inc.
(a) 17,584 107,614
6,568,830
Chemicals 2.0%
AdvanSix, Inc. 3,643 172,132
American Vanguard Corp. 3,912 64,118
Amyris, Inc.*(a) 24,621 133,200
Avient Corp. 12,195 682,310
Balchem Corp. 4,363 735,602
Cabot Corp. 7,556 424,647
Chase Corp. 992 98,763
Danimer Scientific, Inc.*(a) 12,071 102,845
Ecovyst, Inc. 6,850 70,144
Ferro Corp.* 10,995 240,021
FutureFuel Corp. 3,447 26,335
GCP Applied Technologies,
Inc.* 6,563 207,784
Hawkins, Inc. 2,563 101,110
HB Fuller Co. 6,989 566,109
Ingevity Corp.* 5,344 383,165
Innospec, Inc. 3,283 296,586
Intrepid Potash, Inc.* 1,328 56,745
Koppers Holdings, Inc.* 2,770 86,701
Kraton Corp.* 4,245 196,628
Kronos Worldwide, Inc.(a) 2,970 44,580
Livent Corp.* 21,976 535,775
Marrone Bio Innovations, Inc.* 13,080 9,420
Minerals Technologies, Inc. 4,499 329,102
Orion Engineered Carbons
SA* 8,110 148,900
PureCycle Technologies,
Inc.*(a) 7,116 68,100
Quaker Chemical Corp.(a) 1,805 416,558
Rayonier Advanced Materials,
Inc.* 8,242 47,062
Sensient Technologies Corp.
(a) 5,729 573,244
Stepan Co. 2,885 358,577
Tredegar Corp.(a) 3,496 41,323
Trinseo plc(a) 5,209 273,264
Tronox Holdings plc, Class A 15,338 368,572
Valhi, Inc.(a) 328 9,430
Zymergen, Inc.*(a) 10,686 71,489
7,940,341
Commercial Services & Supplies 1.7%
ABM Industries, Inc. 9,018 368,385
ACCO Brands Corp. 12,432 102,688
Aris Water Solution, Inc., Class
A* 2,594 33,592
Brady Corp., Class A 6,390 344,421
BrightView Holdings, Inc.* 5,463 76,919
Brink's Co. (The) 6,466 423,976
Casella Waste Systems, Inc.,
Class A* 6,670 569,751
CECO Environmental Corp.* 4,150 25,854
Cimpress plc* 2,373 169,931
CompX International, Inc. 256 5,752
Common Stocks
Shares Value ($)
Commercial Services & Supplies
CoreCivic, Inc.* 16,326 162,770
Deluxe Corp. 5,815 186,720
Ennis, Inc. 3,404 66,480
Harsco Corp.* 10,480 175,121
Healthcare Services Group,
Inc.(a) 10,032 178,469
Heritage-Crystal Clean, Inc.* 2,084 66,730
HNI Corp. 5,826 244,983
Interface, Inc.(a) 7,754 123,676
KAR Auction Services, Inc.* 16,426 256,574
Kimball International, Inc.,
Class B 4,817 49,278
Matthews International Corp.,
Class A 4,128 151,374
MillerKnoll, Inc.(a) 10,008 392,214
Montrose Environmental
Group, Inc.* 3,490 246,080
NL Industries, Inc.(a) 1,117 8,266
Pitney Bowes, Inc. 17,361 115,103
RR Donnelley & Sons Co.* 9,452 106,430
SP Plus Corp.* 3,086 87,087
Steelcase, Inc., Class A 11,825 138,589
Team, Inc.* 3,441 3,751
Tetra Tech, Inc. 7,265 1,233,597
UniFirst Corp. 2,024 425,850
US Ecology, Inc.*(a) 4,215 134,627
Viad Corp.* 2,709 115,918
VSE Corp.(a) 1,412 86,047
6,877,003
Communications Equipment 0.8%
ADTRAN, Inc. 6,433 146,865
Aviat Networks, Inc.* 1,212 38,881
CalAmp Corp.* 4,653 32,850
Calix, Inc.* 7,409 592,498
Cambium Networks Corp.* 1,508 38,650
Casa Systems, Inc.*(a) 4,185 23,729
Clearfield, Inc.* 1,520 128,318
Comtech Telecommunications
Corp.(a) 3,401 80,570
Digi International, Inc.* 4,504 110,663
DZS, Inc.*(a) 2,242 36,365
EMCORE Corp.* 4,872 34,007
Extreme Networks, Inc.* 17,081 268,172
Harmonic, Inc.* 12,594 148,106
Infinera Corp.*(a) 24,604 235,952
Inseego Corp.*(a) 11,119 64,824
KVH Industries, Inc.* 1,979 18,187
NETGEAR, Inc.* 4,022 117,483
NetScout Systems, Inc.* 9,438 312,209
Plantronics, Inc.*(a) 5,648 165,712
Ribbon Communications, Inc.* 9,382 56,761
Viavi Solutions, Inc.*(a) 32,376 570,465
3,221,267
Construction & Engineering 1.6%
Ameresco, Inc., Class A* 4,135 336,754
API Group Corp.*(a) 27,137 699,321
Arcosa, Inc. 6,484 341,707
Argan, Inc. 1,990 76,993
Comfort Systems USA, Inc. 4,771 472,043

118 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Construction & Engineering
Concrete Pumping Holdings,
Inc.*(a) 3,442 28,224
Construction Partners, Inc.,
Class A* 3,896 114,581
Dycom Industries, Inc.* 4,012 376,165
EMCOR Group, Inc. 7,197 916,826
Fluor Corp.*(a) 19,227 476,253
Granite Construction, Inc. 6,123 236,960
Great Lakes Dredge & Dock
Corp.* 8,639 135,805
IES Holdings, Inc.* 1,155 58,489
Infrastructure and Energy
Alternatives, Inc.* 3,829 35,227
INNOVATE Corp.*(a) 8,326 30,806
Matrix Service Co.* 3,475 26,132
MYR Group, Inc.* 2,210 244,316
Northwest Pipe Co.* 1,291 41,054
NV5 Global, Inc.* 1,765 243,782
Primoris Services Corp. 7,157 171,625
Sterling Construction Co.,
Inc.*(a) 3,711 97,599
Tutor Perini Corp.* 5,504 68,084
WillScot Mobile Mini Holdings
Corp.* 28,443 1,161,612
6,390,358
Construction Materials 0.2%
Forterra, Inc.* 3,883 92,338
Summit Materials, Inc., Class
A*(a) 16,071 645,090
United States Lime & Minerals,
Inc. 276 35,609
773,037
Consumer Finance 0.8%
Atlanticus Holdings Corp.* 713 50,851
Curo Group Holdings Corp. 2,810 44,988
Encore Capital Group, Inc.*(a) 3,887 241,422
Enova International, Inc.* 4,840 198,246
EZCORP, Inc., Class A*(a) 6,575 48,458
FirstCash Holdings, Inc. 5,318 397,840
Green Dot Corp., Class A* 6,983 253,064
LendingClub Corp.*(a) 13,422 324,544
LendingTree, Inc.* 1,598 195,915
Navient Corp. 21,471 455,615
Nelnet, Inc., Class A 2,272 221,929
Oportun Financial Corp.* 2,782 56,335
PRA Group, Inc.* 5,764 289,410
PROG Holdings, Inc.* 8,766 395,434
Regional Management Corp. 1,039 59,701
World Acceptance Corp.*(a) 598 146,767
3,380,519
Containers & Packaging 0.3%
Greif, Inc., Class A 3,452 208,397
Greif, Inc., Class B 791 47,286
Myers Industries, Inc. 4,817 96,388
O-I Glass, Inc.* 21,145 254,375
Pactiv Evergreen, Inc.(a) 5,738 72,758
Ranpak Holdings Corp.* 5,088 191,207
TriMas Corp. 5,784 214,008
Common Stocks
Shares Value ($)
Containers & Packaging
UFP Technologies, Inc.* 923 64,850
1,149,269
Distributors 0.0%
†
Funko, Inc., Class A*(a) 3,536 66,477
Greenlane Holdings, Inc.,
Class A* 2,817 2,716
69,193
Diversified Consumer Services 0.6%
2U, Inc.*(a) 9,708 194,840
Adtalem Global Education,
Inc.* 6,626 195,865
American Public Education,
Inc.* 2,482 55,224
Carriage Services, Inc. 2,149 138,482
Coursera, Inc.* 9,734 237,899
European Wax Center, Inc.,
Class A*(a) 1,833 55,631
Graham Holdings Co., Class
B(a) 519 326,882
Houghton Mifflin Harcourt Co.* 17,103 275,358
Laureate Education, Inc.,
Class A 13,288 162,645
OneSpaWorld Holdings
Ltd.*(a) 7,050 70,641
Perdoceo Education Corp.* 9,387 110,391
PowerSchool Holdings, Inc.,
Class A*(a) 7,165 118,007
Regis Corp.*(a) 7,853 13,664
StoneMor, Inc.*(a) 4,200 9,576
Strategic Education, Inc.(a) 3,263 188,732
Stride, Inc.* 5,633 187,748
Udemy, Inc.* 1,853 36,208
Vivint Smart Home, Inc.*(a) 12,779 124,979
WW International, Inc.*(a) 7,355 118,636
2,621,408
Diversified Financial Services 0.2%
Alerus Financial Corp. 2,011 58,882
A-Mark Precious Metals, Inc. 1,164 71,120
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,135 68,641
Cannae Holdings, Inc.* 11,437 402,011
Marlin Business Services
Corp. 1,083 25,212
625,866
Diversified Telecommunication Services 0.6%
Anterix, Inc.*(a) 1,535 90,197
ATN International, Inc. 1,483 59,246
Bandwidth, Inc., Class A*(a) 3,156 226,474
Cogent Communications
Holdings, Inc. 5,708 417,711
Consolidated Communications
Holdings, Inc.* 9,726 72,750
EchoStar Corp., Class A* 5,077 133,779
Globalstar, Inc.*(a) 81,241 94,240
IDT Corp., Class B* 2,671 117,951
Iridium Communications, Inc.* 15,907 656,800

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Liberty Latin America Ltd.,
Class A* 5,719 66,684
Liberty Latin America Ltd.,
Class C* 20,683 235,786
Ooma, Inc.* 2,900 59,276
Radius Global Infrastructure,
Inc.* 7,890 127,029
Telesat Corp.*(a) 1,713 49,112
2,407,035
Electric Utilities 0.6%
ALLETE, Inc. 7,088 470,289
MGE Energy, Inc. 4,875 400,969
Otter Tail Corp. 5,507 393,310
PNM Resources, Inc. 11,593 528,756
Portland General Electric Co. 12,046 637,474
Via Renewables, Inc.(a) 1,565 17,888
2,448,686
Electrical Equipment 1.1%
Advent Technologies Holdings,
Inc.*(a) 2,053 14,392
Allied Motion Technologies,
Inc. 1,552 56,632
American Superconductor
Corp.* 3,586 39,016
Array Technologies, Inc.*(a) 17,092 268,174
Atkore, Inc.* 6,245 694,382
AZZ, Inc. 3,328 184,005
Babcock & Wilcox Enterprises,
Inc.* 7,404 66,784
Beam Global*(a) 1,173 21,818
Blink Charging Co.*(a) 4,886 129,528
Bloom Energy Corp., Class
A*(a) 19,183 420,683
Encore Wire Corp.(a) 2,656 380,074
EnerSys 5,739 453,725
Eos Energy Enterprises,
Inc.*(a) 6,651 50,016
FTC Solar, Inc.*(a) 2,537 19,180
FuelCell Energy, Inc.*(a) 49,282 256,266
GrafTech International Ltd. 27,084 320,404
Powell Industries, Inc. 1,215 35,830
Preformed Line Products Co. 429 27,756
Romeo Power, Inc.*(a) 18,562 67,751
Stem, Inc.*(a) 15,198 288,306
Thermon Group Holdings, Inc.* 4,396 74,424
TPI Composites, Inc.* 4,765 71,284
Vicor Corp.* 2,836 360,115
4,300,545
Electronic Equipment, Instruments & Components 2.4%
908 Devices, Inc.*(a) 2,618 67,728
Advanced Energy Industries,
Inc. 5,078 462,403
Aeva Technologies, Inc.*(a) 14,086 106,490
Akoustis Technologies, Inc.*(a) 6,973 46,580
Arlo Technologies, Inc.* 11,626 121,957
Badger Meter, Inc. 3,930 418,781
Belden, Inc. 5,921 389,187
Benchmark Electronics, Inc. 4,774 129,375
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
CTS Corp. 4,258 156,354
Daktronics, Inc.* 4,899 24,740
ePlus, Inc.* 3,560 191,813
Fabrinet* 5,007 593,179
FARO Technologies, Inc.* 2,426 169,868
Identiv, Inc.*(a) 3,042 85,602
II-VI, Inc.*(a) 14,248 973,566
Insight Enterprises, Inc.*(a) 4,653 496,010
Iteris, Inc.* 5,564 22,256
Itron, Inc.* 6,054 414,820
Kimball Electronics, Inc.* 3,211 69,871
Knowles Corp.* 12,257 286,201
Luna Innovations, Inc.*(a) 4,064 34,300
Methode Electronics, Inc. 5,109 251,210
MicroVision, Inc.*(a) 22,206 111,252
Napco Security Technologies,
Inc.* 1,934 96,661
nLight, Inc.*(a) 6,003 143,772
Novanta, Inc.* 4,768 840,741
OSI Systems, Inc.* 2,267 211,284
Ouster, Inc.*(a) 20,875 108,550
PAR Technology Corp.*(a) 3,494 184,378
PC Connection, Inc. 1,479 63,789
Plexus Corp.* 3,744 359,012
Rogers Corp.* 2,535 692,055
Sanmina Corp.* 8,543 354,193
ScanSource, Inc.* 3,357 117,764
TTM Technologies, Inc.* 14,337 213,621
Velodyne Lidar, Inc.*(a) 11,279 52,335
Vishay Intertechnology, Inc. 17,933 392,195
Vishay Precision Group, Inc.* 1,658 61,545
9,515,438
Energy Equipment & Services 0.8%
Archrock, Inc. 17,991 134,573
Aspen Aerogels, Inc.* 3,045 151,611
Bristow Group, Inc.* 3,088 97,797
Cactus, Inc., Class A 7,515 286,547
ChampionX Corp.* 27,381 553,370
DMC Global, Inc.* 2,478 98,154
Dril-Quip, Inc.* 4,684 92,181
Expro Group Holdings NV* 6,195 88,898
FTS International, Inc., Class
A* 1,186 31,132
Helix Energy Solutions Group,
Inc.* 19,093 59,570
Helmerich & Payne, Inc. 14,092 333,980
Liberty Oilfield Services, Inc.,
Class A*(a) 12,474 120,998
Nabors Industries Ltd.* 943 76,468
National Energy Services
Reunited Corp.*(a) 4,891 46,220
Newpark Resources, Inc.* 11,900 34,986
NexTier Oilfield Solutions, Inc.* 23,072 81,906
Oceaneering International,
Inc.* 13,329 150,751
Oil States International, Inc.* 8,083 40,172
Patterson-UTI Energy, Inc. 24,964 210,946
ProPetro Holding Corp.* 11,389 92,251
RPC, Inc.* 9,012 40,914

120 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Energy Services, Inc.,
Class A* 9,168 57,117
Solaris Oilfield Infrastructure,
Inc., Class A 4,172 27,327
TETRA Technologies, Inc.* 16,370 46,491
Tidewater, Inc.* 5,420 58,048
US Silica Holdings, Inc.* 9,798 92,101
3,104,509
Entertainment 0.8%
AMC Entertainment Holdings,
Inc., Class A*(a) 69,418 1,888,170
Chicken Soup For The Soul
Entertainment, Inc.*(a) 931 12,885
Cinemark Holdings, Inc.*(a) 14,463 233,143
CuriosityStream, Inc.*(a) 3,471 20,583
Eros STX Global Corp.*(a) 42,373 10,157
IMAX Corp.* 6,648 118,600
Liberty Media Corp.-Liberty
Braves, Class C* 4,874 136,959
Liberty Media Corp-Liberty
Braves, Class A*(a) 1,336 38,410
Lions Gate Entertainment
Corp., Class A*(a) 7,769 129,276
Lions Gate Entertainment
Corp., Class B* 16,314 251,073
LiveOne, Inc.*(a) 7,064 9,042
Madison Square Garden
Entertainment Corp.*(a) 3,587 252,310
Marcus Corp. (The)*(a) 3,046 54,401
3,155,009
Equity Real Estate Investment Trusts (REITs) 6.6%
Acadia Realty Trust 11,308 246,854
Agree Realty Corp.(a) 9,262 660,936
Alexander & Baldwin, Inc. 9,698 243,323
Alexander's, Inc. 286 74,446
American Assets Trust, Inc. 6,683 250,813
American Finance Trust, Inc. 17,019 155,383
Apartment Investment and
Management Co., Class A* 20,909 161,417
Apple Hospitality REIT, Inc. 28,762 464,506
Armada Hoffler Properties, Inc. 7,966 121,243
Ashford Hospitality Trust,
Inc.*(a) 2,737 26,275
Braemar Hotels & Resorts,
Inc.*(a) 8,254 42,095
Brandywine Realty Trust 23,011 308,808
Broadstone Net Lease, Inc. 21,167 525,365
BRT Apartments Corp. 1,469 35,241
CareTrust REIT, Inc. 12,602 287,704
CatchMark Timber Trust, Inc.,
Class A 6,525 56,833
Centerspace 1,956 216,920
Chatham Lodging Trust*(a) 6,378 87,506
City Office REIT, Inc. 5,698 112,365
Clipper Realty, Inc. 1,593 15,834
Community Healthcare Trust,
Inc. 3,114 147,199
CorePoint Lodging, Inc.* 5,248 82,394
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Corporate Office Properties
Trust(a) 15,119 422,878
CTO Realty Growth, Inc.(a) 762 46,802
DiamondRock Hospitality Co.* 27,993 269,013
DigitalBridge Group, Inc.*(a) 65,519 545,773
Diversified Healthcare Trust 31,661 97,832
Easterly Government
Properties, Inc. 11,572 265,230
EastGroup Properties, Inc. 5,436 1,238,593
Empire State Realty Trust,
Inc., Class A(a) 19,139 170,337
Equity Commonwealth* 15,754 408,029
Essential Properties Realty
Trust, Inc. 16,438 473,908
Farmland Partners, Inc. 4,245 50,728
Four Corners Property Trust,
Inc. 10,182 299,453
Franklin Street Properties
Corp. 13,766 81,908
GEO Group, Inc. (The)(a) 15,716 121,799
Getty Realty Corp. 5,317 170,623
Gladstone Commercial Corp. 5,125 132,071
Gladstone Land Corp.(a) 4,212 142,197
Global Medical REIT, Inc. 8,322 147,715
Global Net Lease, Inc. 13,855 211,704
Healthcare Realty Trust, Inc.
(a) 19,844 627,864
Hersha Hospitality Trust*(a) 4,307 39,495
Independence Realty Trust,
Inc. 14,194 366,631
Indus Realty Trust, Inc.(a) 760 61,606
Industrial Logistics Properties
Trust 8,696 217,835
Innovative Industrial
Properties, Inc. 3,203 842,101
iStar, Inc.(a) 9,047 233,684
Kite Realty Group Trust 29,193 635,824
LTC Properties, Inc. 5,318 181,557
LXP Industrial Trust(a) 37,591 587,171
Macerich Co. (The)(a) 28,622 494,588
Monmouth Real Estate
Investment Corp. 12,749 267,856
National Health Investors, Inc.
(a) 5,856 336,544
National Storage Affiliates
Trust 10,881 752,965
NETSTREIT Corp. 5,294 121,233
NexPoint Residential Trust,
Inc. 2,978 249,646
Office Properties Income Trust 6,408 159,175
One Liberty Properties, Inc.(a) 2,149 75,817
Outfront Media, Inc. 19,477 522,373
Paramount Group, Inc. 25,654 213,954
Pebblebrook Hotel Trust 17,503 391,542
Phillips Edison & Co., Inc.(a) 2,688 88,812
Physicians Realty Trust 29,653 558,366
Piedmont Office Realty Trust,
Inc., Class A 16,598 305,071

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 121
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Plymouth Industrial REIT, Inc.
(a) 4,205 134,560
Postal Realty Trust, Inc., Class
A 1,607 31,819
PotlatchDeltic Corp. 8,841 532,405
Preferred Apartment
Communities, Inc., Class A 6,906 124,722
PS Business Parks, Inc. 2,689 495,233
Retail Opportunity Investments
Corp. 15,910 311,836
Retail Value, Inc. 2,326 14,933
RLJ Lodging Trust 22,407 312,130
RPT Realty 11,361 152,010
Ryman Hospitality Properties,
Inc.*(a) 7,251 666,802
Sabra Health Care REIT, Inc.
(a) 30,772 416,653
Safehold, Inc. 2,770 221,184
Saul Centers, Inc. 1,578 83,666
Seritage Growth Properties,
Class A*(a) 4,883 64,797
Service Properties Trust 21,431 188,378
SITE Centers Corp. 23,323 369,203
STAG Industrial, Inc. 23,722 1,137,707
Summit Hotel Properties, Inc.* 13,839 135,069
Sunstone Hotel Investors, Inc.* 29,139 341,800
Tanger Factory Outlet Centers,
Inc.(a) 13,691 263,962
Terreno Realty Corp. 9,926 846,589
UMH Properties, Inc. 5,679 155,207
Uniti Group, Inc.(a) 26,344 369,079
Universal Health Realty
Income Trust 1,712 101,813
Urban Edge Properties 15,497 294,443
Urstadt Biddle Properties, Inc.,
Class A(a) 3,971 84,582
Veris Residential, Inc.* 11,755 216,057
Washington REIT(a) 11,516 297,689
Whitestone REIT 6,597 66,828
Xenia Hotels & Resorts, Inc.* 15,250 276,177
26,659,096
Food & Staples Retailing 1.0%
Andersons, Inc. (The) 4,196 162,427
BJ's Wholesale Club Holdings,
Inc.* 18,464 1,236,534
Chefs' Warehouse, Inc. (The)* 4,192 139,594
HF Foods Group, Inc.*(a) 4,830 40,862
Ingles Markets, Inc., Class A 1,873 161,715
MedAvail Holdings, Inc.*(a) 2,006 2,808
Natural Grocers by Vitamin
Cottage, Inc. 1,204 17,157
Performance Food Group Co.* 20,465 939,139
PriceSmart, Inc. 3,134 229,315
Rite Aid Corp.*(a) 7,334 107,736
SpartanNash Co. 4,776 123,030
Sprouts Farmers Market, Inc.* 15,305 454,252
United Natural Foods, Inc.* 7,468 366,529
Village Super Market, Inc.,
Class A(a) 1,136 26,571
Common Stocks
Shares Value ($)
Food & Staples Retailing
Weis Markets, Inc. 2,194 144,541
4,152,210
Food Products 1.0%
AppHarvest, Inc.*(a) 9,108 35,430
B&G Foods, Inc.(a) 8,765 269,348
Calavo Growers, Inc. 2,283 96,799
Cal-Maine Foods, Inc. 5,441 201,263
Fresh Del Monte Produce, Inc. 4,476 123,538
Hostess Brands, Inc.* 18,634 380,506
J & J Snack Foods Corp. 2,001 316,078
John B Sanfilippo & Son, Inc. 1,184 106,749
Laird Superfood, Inc.*(a) 819 10,680
Lancaster Colony Corp. 2,541 420,790
Landec Corp.* 3,488 38,717
Limoneira Co.(a) 2,092 31,380
Mission Produce, Inc.*(a) 4,946 77,652
Sanderson Farms, Inc. 2,719 519,547
Seneca Foods Corp., Class A* 863 41,381
Simply Good Foods Co. (The)* 11,447 475,852
Sovos Brands, Inc.* 3,429 51,606
Tattooed Chef, Inc.*(a) 6,238 96,939
Tootsie Roll Industries, Inc. 2,075 75,177
TreeHouse Foods, Inc.*(a) 7,087 287,236
Utz Brands, Inc.(a) 7,974 127,185
Vita Coco Co., Inc. (The)* 1,431 15,984
Vital Farms, Inc.*(a) 3,277 59,183
Whole Earth Brands, Inc.* 4,985 53,539
3,912,559
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A 8,318 567,787
Chesapeake Utilities Corp.(a) 2,250 328,073
New Jersey Resources Corp. 12,927 530,783
Northwest Natural Holding Co. 4,239 206,778
ONE Gas, Inc. 7,058 547,630
South Jersey Industries, Inc. 13,978 365,105
Southwest Gas Holdings, Inc. 8,126 569,226
Spire, Inc. 6,786 442,583
3,557,965
Health Care Equipment & Supplies 3.2%
Accelerate Diagnostics,
Inc.*(a) 4,400 22,968
Accuray, Inc.* 12,339 58,857
Acutus Medical, Inc.* 3,384 11,539
Alphatec Holdings, Inc.* 9,462 108,151
AngioDynamics, Inc.* 5,220 143,968
Apyx Medical Corp.*(a) 4,160 53,331
Asensus Surgical, Inc.*(a) 31,210 34,643
Aspira Women's Health,
Inc.*(a) 9,697 17,164
AtriCure, Inc.* 6,017 418,362
Atrion Corp. 187 131,816
Avanos Medical, Inc.* 6,651 230,590
Axogen, Inc.* 5,088 47,675
Axonics, Inc.* 6,159 344,904
BioLife Solutions, Inc.* 1,384 51,582
Bioventus, Inc., Class A* 3,871 56,091
Butterfly Network, Inc.*(a) 16,642 111,335

122 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cardiovascular Systems, Inc.* 5,541 104,060
Cerus Corp.* 22,436 152,789
ClearPoint Neuro, Inc.*(a) 2,510 28,162
CONMED Corp.(a) 3,935 557,826
CryoLife, Inc.* 5,072 103,215
CryoPort, Inc.* 5,469 323,601
Cue Health, Inc.*(a) 1,943 26,056
Cutera, Inc.*(a) 2,346 96,937
CVRx, Inc.*(a) 1,087 13,294
CytoSorbents Corp.*(a) 5,500 23,045
DarioHealth Corp.*(a) 1,798 23,320
Eargo, Inc.*(a) 5,265 26,851
Glaukos Corp.* 6,119 271,928
Haemonetics Corp.* 6,756 358,338
Heska Corp.*(a) 1,309 238,879
Inari Medical, Inc.* 4,674 426,596
Inogen, Inc.* 2,606 88,604
Integer Holdings Corp.* 4,424 378,650
Intersect ENT, Inc.* 4,441 121,284
Invacare Corp.* 4,489 12,210
iRadimed Corp.*(a) 846 39,094
iRhythm Technologies, Inc.*(a) 4,016 472,643
Lantheus Holdings, Inc.* 9,014 260,414
LeMaitre Vascular, Inc.(a) 2,614 131,301
LivaNova plc* 7,215 630,807
Lucid Diagnostics, Inc.* 1,546 8,302
Meridian Bioscience, Inc.* 5,688 116,035
Merit Medical Systems, Inc.* 6,869 427,939
Mesa Laboratories, Inc.(a) 678 222,445
Natus Medical, Inc.*(a) 4,499 106,761
Neogen Corp.* 14,502 658,536
Neuronetics, Inc.* 3,331 14,856
NeuroPace, Inc.*(a) 927 9,344
Nevro Corp.* 4,615 374,138
NuVasive, Inc.* 6,932 363,791
OraSure Technologies, Inc.*(a) 9,544 82,937
Ortho Clinical Diagnostics
Holdings plc* 16,431 351,459
Orthofix Medical, Inc.* 2,525 78,502
OrthoPediatrics Corp.* 1,845 110,442
Outset Medical, Inc.* 6,381 294,100
Paragon 28, Inc.*(a) 1,208 21,370
PAVmed, Inc.* 9,588 23,586
PROCEPT BioRobotics
Corp.*(a) 963 24,085
Pulmonx Corp.*(a) 3,494 112,053
Pulse Biosciences, Inc.*(a) 1,856 27,487
Quotient Ltd.*(a) 10,467 27,110
Retractable Technologies,
Inc.*(a) 2,312 16,022
RxSight, Inc.* 1,114 12,532
SeaSpine Holdings Corp.* 4,235 57,681
Senseonics Holdings, Inc.*(a) 57,836 154,422
Shockwave Medical, Inc.* 4,560 813,185
SI-BONE, Inc.* 4,285 95,170
Sientra, Inc.*(a) 7,664 28,127
Sight Sciences, Inc.*(a) 1,455 25,564
Silk Road Medical, Inc.* 4,724 201,290
STAAR Surgical Co.* 6,359 580,577
Stereotaxis, Inc.* 6,620 41,044
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Surmodics, Inc.* 1,804 86,863
Tactile Systems Technology,
Inc.* 2,557 48,660
Talis Biomedical Corp.*(a) 1,886 7,563
TransMedics Group, Inc.* 3,457 66,236
Treace Medical Concepts,
Inc.* 4,009 74,728
Utah Medical Products, Inc. 457 45,700
Vapotherm, Inc.*(a) 3,035 62,855
Varex Imaging Corp.*(a) 5,130 161,851
ViewRay, Inc.* 18,172 100,128
Zynex, Inc.*(a) 2,596 25,882
12,914,238
Health Care Providers & Services 2.9%
1Life Healthcare, Inc.*(a) 15,795 277,518
Accolade, Inc.* 6,877 181,278
AdaptHealth Corp.* 9,859 241,151
Addus HomeCare Corp.* 2,060 192,631
Agiliti, Inc.*(a) 3,369 78,026
AirSculpt Technologies, Inc.* 1,125 19,339
Alignment Healthcare, Inc.* 10,574 148,670
AMN Healthcare Services,
Inc.* 6,375 779,854
Apollo Medical Holdings,
Inc.*(a) 5,044 370,633
Apria, Inc.* 2,617 85,314
Aveanna Healthcare Holdings,
Inc.*(a) 5,147 38,088
Biodesix, Inc.* 1,603 8,480
Brookdale Senior Living, Inc.* 24,687 127,385
Castle Biosciences, Inc.* 2,851 122,222
Community Health Systems,
Inc.* 16,628 221,319
CorVel Corp.* 1,180 245,440
Covetrus, Inc.* 13,850 276,584
Cross Country Healthcare,
Inc.* 4,789 132,943
Ensign Group, Inc. (The)(a) 7,120 597,795
Fulgent Genetics, Inc.*(a) 2,849 286,581
Hanger, Inc.* 5,004 90,723
HealthEquity, Inc.* 10,947 484,295
InfuSystem Holdings, Inc.* 2,391 40,719
Innovage Holding Corp.*(a) 2,445 12,225
Joint Corp. (The)* 1,825 119,884
LHC Group, Inc.* 4,129 566,623
LifeStance Health Group,
Inc.*(a) 6,061 57,701
Magellan Health, Inc.* 3,176 301,688
MEDNAX, Inc.* 10,384 282,549
ModivCare, Inc.*(a) 1,692 250,907
National HealthCare Corp.(a) 1,675 113,799
National Research Corp. 1,865 77,435
Ontrak, Inc.*(a) 1,178 7,410
Option Care Health, Inc.* 21,471 610,635
Owens & Minor, Inc. 9,841 428,083
Patterson Cos., Inc. 11,468 336,586
Pennant Group, Inc. (The)* 3,419 78,910
PetIQ, Inc.*(a) 3,521 79,962
Privia Health Group, Inc.*(a) 2,323 60,096

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 123
Common Stocks
Shares Value ($)
Health Care Providers & Services
Progyny, Inc.* 8,722 439,153
R1 RCM, Inc.* 16,030 408,605
RadNet, Inc.* 6,235 187,736
Select Medical Holdings Corp. 15,016 441,470
Sharps Compliance Corp.* 3,014 21,490
SOC Telemed, Inc.*(a) 7,091 9,076
Surgery Partners, Inc.* 4,667 249,264
Tenet Healthcare Corp.* 14,311 1,169,066
Tivity Health, Inc.* 5,871 155,229
Triple-S Management Corp.,
Class B* 3,034 108,253
US Physical Therapy, Inc. 1,710 163,390
Viemed Healthcare, Inc.* 4,722 24,649
11,808,862
Health Care Technology 1.1%
Allscripts Healthcare Solutions,
Inc.*(a) 16,342 301,510
American Well Corp., Class
A*(a) 25,275 152,661
Castlight Health, Inc., Class B* 15,929 24,531
Computer Programs &
Systems, Inc.* 1,880 55,084
Convey Health Solutions
Holdings, Inc.*(a) 1,801 15,056
Evolent Health, Inc., Class
A*(a) 10,812 299,168
Forian, Inc. 2,421 21,838
Health Catalyst, Inc.*(a) 7,173 284,194
HealthStream, Inc.* 3,373 88,912
iCAD, Inc.*(a) 2,920 21,024
Inspire Medical Systems, Inc.* 3,634 836,038
Multiplan Corp.*(a) 50,758 224,858
NantHealth, Inc.* 5,112 5,393
NextGen Healthcare, Inc.* 7,939 141,235
Omnicell, Inc.* 5,887 1,062,250
OptimizeRx Corp.* 2,298 142,729
Phreesia, Inc.* 6,765 281,830
Schrodinger, Inc.* 6,135 213,682
Simulations Plus, Inc.(a) 2,040 96,492
Tabula Rasa HealthCare,
Inc.*(a) 2,997 44,955
Vocera Communications,
Inc.*(a) 4,680 303,451
4,616,891
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.* 7,513 97,819
Bally's Corp.* 4,475 170,319
Biglari Holdings, Inc., Class B* 106 15,112
BJ's Restaurants, Inc.* 3,005 103,823
Bloomin' Brands, Inc.* 11,856 248,739
Bluegreen Vacations Holding
Corp.* 2,018 70,832
Brinker International, Inc.* 6,177 226,016
Carrols Restaurant Group, Inc. 4,364 12,917
Century Casinos, Inc.* 3,633 44,250
Cheesecake Factory, Inc.
(The)* 6,308 246,958
Chuy's Holdings, Inc.* 2,655 79,969
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cracker Barrel Old Country
Store, Inc. 3,182 409,332
Dave & Buster's
Entertainment, Inc.* 5,784 222,106
Del Taco Restaurants, Inc. 3,983 49,588
Denny's Corp.* 8,358 133,728
Dine Brands Global, Inc. 2,181 165,342
Drive Shack, Inc.* 11,019 15,757
El Pollo Loco Holdings, Inc.* 2,541 36,057
Esports Technologies, Inc.* 1,445 29,709
Everi Holdings, Inc.* 11,434 244,116
F45 Training Holdings, Inc.*(a) 2,676 29,142
Fiesta Restaurant Group, Inc.* 2,355 25,929
First Watch Restaurant Group,
Inc.*(a) 1,463 24,520
Full House Resorts, Inc.* 4,364 52,848
GAN Ltd.* 5,351 49,176
Golden Entertainment, Inc.* 2,258 114,097
Golden Nugget Online
Gaming, Inc.* 5,209 51,830
Hall of Fame Resort &
Entertainment Co.*(a) 7,178 10,911
Hilton Grand Vacations, Inc.* 11,457 597,024
International Game
Technology plc 13,466 389,302
Jack in the Box, Inc. 2,920 255,442
Krispy Kreme, Inc.(a) 2,868 54,263
Kura Sushi USA, Inc., Class A* 523 42,279
Life Time Group Holdings,
Inc.*(a) 5,186 89,251
Lindblad Expeditions Holdings,
Inc.*(a) 4,093 63,851
Monarch Casino & Resort,
Inc.* 1,733 128,155
Nathan's Famous, Inc.(a) 371 21,663
NEOGAMES SA* 1,477 41,031
Noodles & Co.* 5,425 49,205
ONE Group Hospitality, Inc.
(The)* 2,808 35,409
Papa John's International, Inc. 4,471 596,744
PlayAGS, Inc.* 3,665 24,885
Portillo's, Inc., Class A* 3,136 117,725
RCI Hospitality Holdings, Inc. 1,114 86,758
Red Robin Gourmet Burgers,
Inc.*(a) 2,078 34,349
Red Rock Resorts, Inc., Class
A(a) 8,099 445,526
Rush Street Interactive, Inc.* 7,218 119,097
Ruth's Hospitality Group, Inc.* 4,487 89,291
Scientific Games Corp.*(a) 12,956 865,850
SeaWorld Entertainment, Inc.* 6,893 447,080
Shake Shack, Inc., Class A*(a) 5,045 364,047
Target Hospitality Corp.*(a) 3,256 11,591
Texas Roadhouse, Inc. 9,457 844,321
Wingstop, Inc. 4,040 698,112
Xponential Fitness, Inc., Class
A* 1,242 25,386
9,518,579

124 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables 2.0%
Aterian, Inc.*(a) 3,758 15,445
Bassett Furniture Industries,
Inc.(a) 1,202 20,158
Beazer Homes USA, Inc.* 3,906 90,697
Casper Sleep, Inc.*(a) 3,791 25,324
Cavco Industries, Inc.* 1,236 392,615
Century Communities, Inc. 4,038 330,268
Ethan Allen Interiors, Inc. 3,006 79,028
Flexsteel Industries, Inc. 886 23,798
GoPro, Inc., Class A*(a) 17,423 179,631
Green Brick Partners, Inc.*(a) 4,101 124,383
Hamilton Beach Brands
Holding Co., Class A 969 13,915
Helen of Troy Ltd.*(a) 3,259 796,728
Hooker Furnishings Corp. 1,564 36,410
Hovnanian Enterprises, Inc.,
Class A* 683 86,939
Installed Building Products,
Inc.(a) 3,175 443,611
iRobot Corp.*(a) 3,577 235,653
KB Home 10,773 481,876
Landsea Homes Corp.* 2,207 16,155
La-Z-Boy, Inc. 6,012 218,296
Legacy Housing Corp.* 1,073 28,402
LGI Homes, Inc.*(a) 2,905 448,765
Lifetime Brands, Inc.(a) 1,691 27,005
Lovesac Co. (The)* 1,704 112,907
M/I Homes, Inc.* 3,824 237,776
MDC Holdings, Inc. 7,711 430,505
Meritage Homes Corp.*(a) 4,970 606,638
Purple Innovation, Inc.*(a) 7,695 102,113
Skyline Champion Corp.* 7,031 555,308
Snap One Holdings Corp.*(a) 1,734 36,553
Sonos, Inc.*(a) 16,333 486,723
Taylor Morrison Home Corp.* 16,182 565,723
Traeger, Inc.*(a) 2,945 35,811
TRI Pointe Group, Inc.* 15,168 423,036
Tupperware Brands Corp.* 6,970 106,571
Universal Electronics, Inc.* 1,705 69,479
VOXX International Corp.* 2,076 21,113
Vuzix Corp.*(a) 7,828 67,869
Weber, Inc., Class A(a) 2,221 28,718
8,001,945
Household Products 0.3%
Central Garden & Pet Co.* 1,314 69,156
Central Garden & Pet Co.,
Class A* 5,415 259,108
Energizer Holdings, Inc. 9,199 368,880
Oil-Dri Corp. of America 695 22,747
WD-40 Co.(a) 1,836 449,159
1,169,050
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy, Inc., Class A 4,650 155,682
Clearway Energy, Inc., Class
C(a) 11,062 398,564
Ormat Technologies, Inc.(a) 6,066 481,034
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Sunnova Energy International,
Inc.*(a) 11,536 322,085
1,357,365
Insurance 2.0%
Ambac Financial Group, Inc.* 6,070 97,424
American Equity Investment
Life Holding Co. 11,071 430,883
American National Group, Inc. 1,035 195,449
AMERISAFE, Inc. 2,565 138,074
Argo Group International
Holdings Ltd. 4,357 253,185
Bright Health Group, Inc.*(a) 6,929 23,836
BRP Group, Inc., Class A* 6,380 230,382
Citizens, Inc.*(a) 6,658 35,354
CNO Financial Group, Inc. 16,739 399,058
Crawford & Co., Class A 2,125 15,916
Donegal Group, Inc., Class A 1,943 27,766
eHealth, Inc.* 3,257 83,054
Employers Holdings, Inc. 3,719 153,892
Enstar Group Ltd.*(a) 1,661 411,247
Genworth Financial, Inc.,
Class A* 66,204 268,126
Goosehead Insurance, Inc.,
Class A 2,446 318,176
Greenlight Capital Re Ltd.,
Class A* 3,637 28,514
HCI Group, Inc. 756 63,156
Heritage Insurance Holdings,
Inc. 3,373 19,833
Horace Mann Educators Corp. 5,449 210,876
Independence Holding Co. 571 32,364
Investors Title Co. 173 34,107
James River Group Holdings
Ltd. 4,775 137,568
Kinsale Capital Group, Inc. 2,881 685,361
Maiden Holdings Ltd.*(a) 9,272 28,372
MBIA, Inc.* 6,396 100,993
MetroMile, Inc.*(a) 14,111 30,903
National Western Life Group,
Inc., Class A(a) 342 73,339
NI Holdings, Inc.* 1,144 21,633
Palomar Holdings, Inc.* 3,359 217,563
ProAssurance Corp. 7,170 181,401
RLI Corp. 5,413 606,797
Safety Insurance Group, Inc. 1,931 164,193
Selective Insurance Group,
Inc. 8,013 656,585
Selectquote, Inc.* 18,396 166,668
SiriusPoint Ltd.* 11,810 96,015
State Auto Financial Corp. 2,511 129,794
Stewart Information Services
Corp. 3,485 277,859
Tiptree, Inc. 3,029 41,891
Trean Insurance Group, Inc.* 2,303 20,520
Trupanion, Inc.* 5,110 674,673
United Fire Group, Inc. 2,805 65,048
United Insurance Holdings
Corp. 2,654 11,518

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 125
Common Stocks
Shares Value ($)
Insurance
Universal Insurance Holdings,
Inc. 3,617 61,489
7,920,855
Interactive Media & Services 0.6%
Cargurus, Inc.* 12,750 428,910
Cars.com, Inc.* 9,130 146,902
Eventbrite, Inc., Class A*(a) 10,383 181,079
EverQuote, Inc., Class A* 2,521 39,479
fuboTV, Inc.*(a) 18,195 282,386
Liberty TripAdvisor Holdings,
Inc., Class A* 9,718 21,088
MediaAlpha, Inc., Class A*(a) 2,763 42,661
Outbrain, Inc.*(a) 1,080 15,120
QuinStreet, Inc.* 6,621 120,436
Society Pass, Inc.* 615 6,402
TrueCar, Inc.* 13,127 44,632
Yelp, Inc.* 9,655 349,897
Ziff Davis, Inc.* 5,888 652,744
2,331,736
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc.,
Class A*(a) 3,555 83,080
1stdibs.com, Inc.*(a) 901 11,271
aka Brands Holding Corp.* 1,357 12,552
CarParts.com, Inc.*(a) 7,011 78,523
Duluth Holdings, Inc., Class B* 1,620 24,592
Groupon, Inc.*(a) 3,101 71,819
Lands' End, Inc.* 1,914 37,572
Liquidity Services, Inc.* 3,537 78,097
Lulu's Fashion Lounge
Holdings, Inc.* 1,142 11,683
Overstock.com, Inc.* 5,773 340,665
PetMed Express, Inc.(a) 2,939 74,239
Porch Group, Inc.*(a) 10,779 168,045
Quotient Technology, Inc.* 11,856 87,972
RealReal, Inc. (The)* 11,212 130,171
Rent the Runway, Inc., Class
A* 2,287 18,639
Revolve Group, Inc.* 4,806 269,328
Shutterstock, Inc.(a) 3,156 349,937
Stitch Fix, Inc., Class A* 10,855 205,377
Xometry, Inc., Class A*(a) 1,053 53,966
2,107,528
IT Services 1.6%
BigCommerce Holdings, Inc.,
Series 1* 6,494 229,693
Brightcove, Inc.* 5,364 54,820
Cantaloupe, Inc.* 7,773 69,024
Cass Information Systems,
Inc. 1,899 74,669
Conduent, Inc.* 23,374 124,817
CSG Systems International,
Inc. 4,356 250,993
DigitalOcean Holdings, Inc.*(a) 6,877 552,429
EVERTEC, Inc. 8,106 405,138
Evo Payments, Inc., Class A* 6,572 168,243
ExlService Holdings, Inc.* 4,437 642,345
Flywire Corp.*(a) 8,396 319,552
Common Stocks
Shares Value ($)
IT Services
GreenBox POS*(a) 2,317 9,731
Grid Dynamics Holdings, Inc.* 6,043 229,453
Hackett Group, Inc. (The) 3,323 68,221
I3 Verticals, Inc., Class A* 2,756 62,809
IBEX Holdings Ltd.*(a) 740 9,539
International Money Express,
Inc.* 4,270 68,149
Limelight Networks, Inc.*(a) 16,669 57,175
LiveRamp Holdings, Inc.* 8,842 423,974
MAXIMUS, Inc. 8,308 661,898
MoneyGram International,
Inc.* 11,901 93,899
Paya Holdings, Inc.* 12,238 77,589
Perficient, Inc.* 4,405 569,522
Priority Technology Holdings,
Inc.*(a) 1,568 11,101
Rackspace Technology, Inc.* 7,173 96,620
Remitly Global, Inc.*(a) 1,636 33,734
Repay Holdings Corp.*(a) 11,592 211,786
StarTek, Inc.* 2,197 11,468
TTEC Holdings, Inc. 2,538 229,816
Tucows, Inc., Class A*(a) 1,303 109,218
Unisys Corp.*(a) 9,023 185,603
Verra Mobility Corp.*(a) 19,667 303,462
6,416,490
Leisure Products 0.5%
Acushnet Holdings Corp. 4,588 243,531
American Outdoor Brands,
Inc.* 1,880 37,468
AMMO, Inc.*(a) 11,462 62,468
Callaway Golf Co.* 15,544 426,527
Clarus Corp. 3,557 98,600
Escalade, Inc. 1,364 21,538
Genius Brands International,
Inc.*(a) 37,648 39,530
Johnson Outdoors, Inc., Class
A 698 65,396
Latham Group, Inc.*(a) 4,253 106,453
Malibu Boats, Inc., Class A* 2,773 190,588
Marine Products Corp.(a) 1,063 13,288
MasterCraft Boat Holdings,
Inc.* 2,508 71,052
Nautilus, Inc.*(a) 3,973 24,354
Smith & Wesson Brands, Inc. 6,524 116,127
Solo Brands, Inc., Class A* 1,562 24,414
Sturm Ruger & Co., Inc. 2,362 160,663
Vista Outdoor, Inc.* 7,695 354,509
2,056,506
Life Sciences Tools & Services 0.9%
Absci Corp.*(a) 1,812 14,858
Akoya Biosciences, Inc.* 2,084 31,906
Alpha Teknova, Inc.* 909 18,616
Berkeley Lights, Inc.*(a) 6,396 116,279
Bionano Genomics, Inc.*(a) 36,724 109,805
ChromaDex Corp.*(a) 6,251 23,379
Codex DNA, Inc.*(a) 1,038 11,210
Codexis, Inc.* 8,055 251,880
Cytek Biosciences, Inc.*(a) 2,096 34,207
Fluidigm Corp.*(a) 10,001 39,204

126 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Harvard Bioscience, Inc.* 5,136 36,209
Inotiv, Inc.*(a) 2,012 84,645
IsoPlexis Corp.* 1,131 10,394
MaxCyte, Inc.* 12,790 130,330
Medpace Holdings, Inc.* 3,917 852,496
NanoString Technologies, Inc.* 6,190 261,404
NeoGenomics, Inc.* 15,320 522,718
Pacific Biosciences of
California, Inc.*(a) 26,022 532,410
Personalis, Inc.* 4,749 67,768
Quanterix Corp.* 4,219 178,886
Rapid Micro Biosystems, Inc.,
Class A* 1,044 11,108
Seer, Inc.*(a) 5,568 127,006
Singular Genomics Systems,
Inc.*(a) 1,546 17,872
3,484,590
Machinery 3.7%
AgEagle Aerial Systems,
Inc.*(a) 8,902 13,976
Alamo Group, Inc. 1,331 195,897
Albany International Corp.,
Class A 4,118 364,237
Altra Industrial Motion Corp. 8,668 447,009
Astec Industries, Inc. 3,034 210,165
Barnes Group, Inc. 6,336 295,194
Blue Bird Corp.*(a) 2,108 32,969
Chart Industries, Inc.*(a) 4,887 779,428
CIRCOR International, Inc.*(a) 2,456 66,754
Columbus McKinnon Corp.(a) 3,713 171,763
Commercial Vehicle Group,
Inc.* 4,276 34,465
Desktop Metal, Inc., Class
A*(a) 26,134 129,363
Douglas Dynamics, Inc. 3,013 117,688
Energy Recovery, Inc.*(a) 5,625 120,881
Enerpac Tool Group Corp. 8,086 163,984
EnPro Industries, Inc. 2,763 304,123
ESCO Technologies, Inc. 3,423 308,036
Evoqua Water Technologies
Corp.* 15,661 732,152
Federal Signal Corp. 8,064 349,494
Franklin Electric Co., Inc. 6,236 589,676
Gorman-Rupp Co. (The) 3,030 134,986
Greenbrier Cos., Inc. (The)(a) 4,267 195,813
Helios Technologies, Inc.(a) 4,327 455,071
Hillenbrand, Inc. 9,786 508,774
Hydrofarm Holdings Group,
Inc.*(a) 5,209 147,363
Hyliion Holdings Corp.*(a) 15,638 96,956
Hyster-Yale Materials
Handling, Inc. 1,333 54,786
Ideanomics, Inc.*(a) 61,061 73,273
John Bean Technologies Corp.
(a) 4,233 650,019
Kadant, Inc.(a) 1,542 355,400
Kennametal, Inc. 11,254 404,131
Lindsay Corp. 1,459 221,768
Luxfer Holdings plc 3,596 69,439
Common Stocks
Shares Value ($)
Machinery
Manitowoc Co., Inc. (The)* 4,579 85,124
Mayville Engineering Co., Inc.* 1,170 17,445
Meritor, Inc.* 9,081 225,027
Miller Industries, Inc. 1,480 49,432
Mueller Industries, Inc. 7,519 446,328
Mueller Water Products, Inc.,
Class A 21,078 303,523
Nikola Corp.*(a) 31,207 308,013
NN, Inc.* 5,701 23,374
Omega Flex, Inc.(a) 414 52,557
Park-Ohio Holdings Corp. 1,135 24,028
Proto Labs, Inc.* 3,804 195,335
RBC Bearings, Inc.*(a) 3,782 763,850
REV Group, Inc. 3,798 53,742
Shyft Group, Inc. (The) 4,632 227,570
SPX Corp.* 5,929 353,843
SPX FLOW, Inc. 5,562 481,002
Standex International Corp. 1,651 182,700
Tennant Co.(a) 2,471 200,250
Terex Corp. 9,230 405,658
Titan International, Inc.* 6,735 73,816
Trinity Industries, Inc. 10,546 318,489
Wabash National Corp. 6,521 127,290
Watts Water Technologies,
Inc., Class A 3,721 722,507
Welbilt, Inc.* 17,569 417,615
14,853,551
Marine 0.2%
Costamare, Inc. 7,041 89,069
Eagle Bulk Shipping, Inc.(a) 1,337 60,834
Genco Shipping & Trading Ltd. 4,285 68,560
Matson, Inc.(a) 5,634 507,229
Safe Bulkers, Inc.* 8,329 31,400
757,092
Media 1.0%
Advantage Solutions, Inc.*(a) 10,191 81,732
AMC Networks, Inc., Class
A*(a) 3,894 134,109
Boston Omaha Corp., Class A* 2,803 80,530
Cardlytics, Inc.*(a) 4,433 292,977
Clear Channel Outdoor
Holdings, Inc.* 48,446 160,356
comScore, Inc.*(a) 9,171 30,631
Daily Journal Corp.* 161 57,434
Digital Media Solutions, Inc.* 437 2,089
Emerald Holding, Inc.* 3,124 12,402
Entercom Communications
Corp.* 15,736 40,442
Entravision Communications
Corp., Class A 7,921 53,704
EW Scripps Co. (The), Class
A* 7,644 147,911
Fluent, Inc.* 5,660 11,263
Gannett Co., Inc.*(a) 18,770 100,044
Gray Television, Inc. 11,436 230,550
Hemisphere Media Group,
Inc.* 2,123 15,434
iHeartMedia, Inc., Class A* 15,161 318,988

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 127
Common Stocks
Shares Value ($)
Media
Integral Ad Science Holding
Corp.*(a) 2,216 49,217
John Wiley & Sons, Inc., Class
A(a) 5,860 335,602
Magnite, Inc.* 17,367 303,923
National CineMedia, Inc.(a) 7,849 22,056
Scholastic Corp. 3,529 141,019
Sinclair Broadcast Group, Inc.,
Class A 6,147 162,465
Stagwell, Inc.* 8,337 72,282
TechTarget, Inc.* 3,513 336,054
TEGNA, Inc. 29,907 555,074
Thryv Holdings, Inc.* 1,078 44,338
WideOpenWest, Inc.* 6,992 150,468
3,943,094
Metals & Mining 1.2%
Allegheny Technologies, Inc.* 17,047 271,559
Arconic Corp.* 14,487 478,216
Carpenter Technology Corp. 6,376 186,115
Century Aluminum Co.* 6,852 113,469
Coeur Mining, Inc.*(a) 34,215 172,444
Commercial Metals Co. 16,283 590,910
Compass Minerals
International, Inc. 4,629 236,449
Constellium SE* 16,878 302,285
Gatos Silver, Inc.*(a) 6,057 62,872
Haynes International, Inc. 1,667 67,230
Hecla Mining Co. 71,590 373,700
Kaiser Aluminum Corp. 2,115 198,683
Materion Corp. 2,727 250,720
MP Materials Corp.*(a) 10,212 463,829
Novagold Resources, Inc.* 31,744 217,764
Olympic Steel, Inc. 1,224 28,764
Perpetua Resources Corp.* 5,299 25,170
PolyMet Mining Corp.*(a) 3,769 9,423
Ryerson Holding Corp. 2,192 57,102
Schnitzer Steel Industries,
Inc., Class A 3,500 181,720
SunCoke Energy, Inc. 11,090 73,083
TimkenSteel Corp.* 6,064 100,056
Warrior Met Coal, Inc. 6,888 177,090
Worthington Industries, Inc. 4,526 247,391
4,886,044
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AFC Gamma, Inc.(a) 1,979 45,042
Angel Oak Mortgage, Inc.(a) 972 15,921
Apollo Commercial Real
Estate Finance, Inc. 19,091 251,238
Arbor Realty Trust, Inc.(a) 19,620 359,438
Ares Commercial Real Estate
Corp. 5,819 84,608
ARMOUR Residential REIT,
Inc.(a) 11,972 117,445
Blackstone Mortgage Trust,
Inc., Class A(a) 21,313 652,604
Brightspire Capital, Inc. 11,262 115,548
Broadmark Realty Capital, Inc.
(a) 17,946 169,231
Chimera Investment Corp.(a) 32,009 482,696
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Dynex Capital, Inc.(a) 4,726 78,972
Ellington Financial, Inc. 7,207 123,168
Franklin BSP Realty Trust, Inc. 4,841 72,325
Granite Point Mortgage Trust,
Inc. 7,304 85,530
Great Ajax Corp. 2,894 38,085
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 10,376 551,173
Invesco Mortgage Capital, Inc. 38,355 106,627
KKR Real Estate Finance
Trust, Inc. 4,753 99,005
Ladder Capital Corp. 15,208 182,344
MFA Financial, Inc. 59,247 270,166
New York Mortgage Trust, Inc. 50,810 189,013
Orchid Island Capital, Inc.(a) 19,871 89,420
PennyMac Mortgage
Investment Trust(a) 13,115 227,283
Ready Capital Corp.(a) 8,234 128,697
Redwood Trust, Inc.(a) 15,127 199,525
TPG RE Finance Trust, Inc. 8,010 98,683
Two Harbors Investment Corp. 45,869 264,664
5,098,451
Multiline Retail 0.4%
Big Lots, Inc. 4,293 193,400
Dillard's, Inc., Class A(a) 806 197,486
Franchise Group, Inc.(a) 3,780 197,165
Macy's, Inc.(a) 42,252 1,106,157
1,694,208
Multi-Utilities 0.4%
Avista Corp. 9,521 404,547
Black Hills Corp. 8,608 607,467
NorthWestern Corp.(a) 7,153 408,865
Unitil Corp. 2,247 103,340
1,524,219
Oil, Gas & Consumable Fuels 3.5%
Aemetis, Inc.*(a) 3,691 45,399
Alto Ingredients, Inc.*(a) 9,539 45,883
Altus Midstream Co.(a) 435 26,670
Antero Resources Corp.* 38,746 678,055
Arch Resources, Inc.(a) 2,023 184,740
Berry Corp. 8,996 75,746
Brigham Minerals, Inc., Class
A 5,822 122,786
California Resources Corp. 10,939 467,205
Callon Petroleum Co.*(a) 6,337 299,423
Centennial Resource
Development, Inc., Class A* 25,478 152,358
Centrus Energy Corp., Class
A* 1,261 62,937
Chesapeake Energy Corp. 14,177 914,700
Civitas Resources, Inc.(a) 5,794 283,732
Clean Energy Fuels Corp.* 20,450 125,359
CNX Resources Corp.* 28,534 392,343
Comstock Resources, Inc.* 12,216 98,827
CONSOL Energy, Inc.* 4,569 103,762
Crescent Energy, Inc., Class
A(a) 3,918 49,680

128 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
CVR Energy, Inc. 3,948 66,366
Delek US Holdings, Inc.* 8,786 131,702
Denbury, Inc.* 6,747 516,753
DHT Holdings, Inc. 18,509 96,062
Dorian LPG Ltd. 3,985 50,570
Earthstone Energy, Inc., Class
A* 3,196 34,964
Energy Fuels, Inc.*(a) 21,364 163,007
Equitrans Midstream Corp. 55,271 571,502
Falcon Minerals Corp.(a) 5,139 25,027
Frontline Ltd.*(a) 15,934 112,653
Gevo, Inc.*(a) 27,266 116,699
Golar LNG Ltd.*(a) 13,716 169,941
Green Plains, Inc.* 5,719 198,792
HighPeak Energy, Inc.(a) 561 8,213
International Seaways, Inc.(a) 6,106 89,636
Kosmos Energy Ltd.* 59,808 206,936
Laredo Petroleum, Inc.*(a) 1,678 100,898
Magnolia Oil & Gas Corp.,
Class A(a) 19,681 371,381
Matador Resources Co. 14,960 552,323
Murphy Oil Corp.(a) 19,855 518,414
Nordic American Tankers Ltd.
(a) 24,966 42,193
Northern Oil and Gas, Inc.(a) 6,908 142,167
Oasis Petroleum, Inc. 2,698 339,921
Ovintiv, Inc. 35,321 1,190,318
Par Pacific Holdings, Inc.* 5,968 98,412
PBF Energy, Inc., Class A* 12,850 166,665
PDC Energy, Inc. 13,159 641,896
Peabody Energy Corp.* 12,262 123,478
Range Resources Corp.*(a) 31,998 570,524
Ranger Oil Corp.* 2,829 76,157
Renewable Energy Group,
Inc.*(a) 6,076 257,865
REX American Resources
Corp.* 708 67,968
Riley Exploration Permian, Inc. 411 7,941
Scorpio Tankers, Inc. 6,506 83,342
SFL Corp. Ltd. 16,529 134,711
SM Energy Co.(a) 16,246 478,932
Southwestern Energy Co.*(a) 137,134 639,044
Talos Energy, Inc.*(a) 4,918 48,196
Teekay Corp.*(a) 9,264 29,089
Teekay Tankers Ltd., Class
A*(a) 3,181 34,673
Tellurian, Inc.*(a) 50,235 154,724
Uranium Energy Corp.*(a) 34,579 115,840
Ur-Energy, Inc.*(a) 24,135 29,445
W&T Offshore, Inc.*(a) 12,518 40,433
Whiting Petroleum Corp.* 5,271 340,928
World Fuel Services Corp. 8,521 225,551
14,311,857
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,200 80,674
Glatfelter Corp. 5,841 100,465
Neenah, Inc. 2,249 104,084
Schweitzer-Mauduit
International, Inc.(a) 4,190 125,281
Common Stocks
Shares Value ($)
Paper & Forest Products
Verso Corp., Class A 3,522 95,164
505,668
Personal Products 0.6%
Beauty Health Co. (The)*(a) 11,670 281,947
BellRing Brands, Inc., Class
A*(a) 5,479 156,316
Edgewell Personal Care Co. 7,305 333,912
elf Beauty, Inc.* 6,489 215,500
Honest Co., Inc. (The)*(a) 11,337 91,716
Inter Parfums, Inc. 2,393 255,812
Medifast, Inc. 1,554 325,454
Nature's Sunshine Products,
Inc. 1,548 28,638
Nu Skin Enterprises, Inc.,
Class A 6,779 344,034
Revlon, Inc., Class A*(a) 925 10,489
Thorne HealthTech, Inc.* 1,305 8,104
USANA Health Sciences, Inc.* 1,628 164,754
Veru, Inc.* 8,430 49,653
2,266,329
Pharmaceuticals 1.4%
9 Meters Biopharma, Inc.*(a) 28,347 27,743
Aclaris Therapeutics, Inc.*(a) 6,719 97,694
Aerie Pharmaceuticals, Inc.* 5,646 39,635
Amneal Pharmaceuticals,
Inc.*(a) 13,301 63,712
Amphastar Pharmaceuticals,
Inc.*(a) 4,937 114,983
Ampio Pharmaceuticals,
Inc.*(a) 25,371 14,461
Angion Biomedica Corp.*(a) 2,842 8,242
ANI Pharmaceuticals, Inc.*(a) 1,600 73,728
Antares Pharma, Inc.* 22,265 79,486
Arvinas, Inc.* 6,380 524,053
Atea Pharmaceuticals, Inc.* 8,711 77,876
Athira Pharma, Inc.*(a) 4,302 56,055
Axsome Therapeutics, Inc.*(a) 3,706 140,013
BioDelivery Sciences
International, Inc.* 12,423 38,511
Cara Therapeutics, Inc.* 5,926 72,179
Cassava Sciences, Inc.*(a) 5,119 223,700
Citius Pharmaceuticals,
Inc.*(a) 15,146 23,325
Collegium Pharmaceutical,
Inc.* 4,695 87,703
Corcept Therapeutics, Inc.*(a) 12,894 255,301
CorMedix, Inc.*(a) 5,054 22,996
Cymabay Therapeutics, Inc.* 9,245 31,248
DICE Therapeutics, Inc.*(a) 1,856 46,975
Durect Corp.*(a) 30,174 29,749
Edgewise Therapeutics,
Inc.*(a) 5,157 78,799
Endo International plc* 30,574 114,958
Esperion Therapeutics, Inc.*(a) 3,501 17,505
Evolus, Inc.*(a) 4,302 28,006
EyePoint Pharmaceuticals,
Inc.*(a) 2,818 34,492
Fulcrum Therapeutics, Inc.*(a) 3,988 70,548

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 129
Common Stocks
Shares Value ($)
Pharmaceuticals
Harmony Biosciences
Holdings, Inc.*(a) 3,167 135,041
Ikena Oncology, Inc.*(a) 3,494 43,815
Innoviva, Inc.* 5,661 97,652
Intra-Cellular Therapies, Inc.* 9,532 498,905
Kala Pharmaceuticals, Inc.*(a) 6,312 7,638
Kaleido Biosciences, Inc.*(a) 2,529 6,044
KemPharm, Inc.*(a) 3,812 33,203
Landos Biopharma, Inc.*(a) 611 2,933
Marinus Pharmaceuticals,
Inc.*(a) 4,926 58,521
Mind Medicine MindMed,
Inc.*(a) 47,931 66,145
NGM Biopharmaceuticals,
Inc.* 4,203 74,435
Nuvation Bio, Inc.*(a) 21,187 180,089
Ocular Therapeutix, Inc.* 10,225 71,268
Omeros Corp.*(a) 8,043 51,716
Oramed Pharmaceuticals,
Inc.*(a) 4,056 57,920
Pacira BioSciences, Inc.* 5,973 359,395
Paratek Pharmaceuticals,
Inc.*(a) 6,107 27,420
Phathom Pharmaceuticals,
Inc.*(a) 2,701 53,129
Phibro Animal Health Corp.,
Class A 2,727 55,685
Pliant Therapeutics, Inc.*(a) 3,209 43,322
Prestige Consumer
Healthcare, Inc.* 6,743 408,963
Provention Bio, Inc.*(a) 7,398 41,577
Rain Therapeutics, Inc.*(a) 2,138 27,537
Reata Pharmaceuticals, Inc.,
Class A*(a) 3,697 97,490
Relmada Therapeutics, Inc.* 2,001 45,083
Revance Therapeutics, Inc.*(a) 9,393 153,294
Seelos Therapeutics, Inc.*(a) 13,231 21,567
SIGA Technologies, Inc.*(a) 6,604 49,662
Supernus Pharmaceuticals,
Inc.*(a) 6,573 191,669
Tarsus Pharmaceuticals,
Inc.*(a) 1,124 25,290
Terns Pharmaceuticals,
Inc.*(a) 1,493 10,556
TherapeuticsMD, Inc.*(a) 48,246 17,151
Theravance Biopharma, Inc.* 8,688 96,002
Theseus Pharmaceuticals,
Inc.*(a) 1,758 22,291
Ventyx Biosciences, Inc.* 1,392 27,645
Verrica Pharmaceuticals,
Inc.*(a) 1,710 15,664
WaVe Life Sciences Ltd.*(a) 7,445 23,377
Zogenix, Inc.* 7,480 121,550
5,814,320
Professional Services 1.7%
Acacia Research Corp.* 6,539 33,545
ASGN, Inc.* 6,850 845,290
Atlas Technical Consultants,
Inc.* 1,823 15,350
Common Stocks
Shares Value ($)
Professional Services
Barrett Business Services, Inc. 998 68,922
CBIZ, Inc.* 6,696 261,947
CRA International, Inc. 949 88,599
Exponent, Inc. 7,020 819,444
First Advantage Corp.* 7,336 139,677
Forrester Research, Inc.* 1,505 88,389
Franklin Covey Co.* 1,663 77,097
Heidrick & Struggles
International, Inc. 2,580 112,823
HireQuest, Inc.(a) 807 16,269
HireRight Holdings Corp.* 2,989 47,824
Huron Consulting Group, Inc.* 2,992 149,301
ICF International, Inc. 2,476 253,914
Insperity, Inc. 4,863 574,369
KBR, Inc. 19,095 909,304
Kelly Services, Inc., Class A 4,697 78,769
Kforce, Inc. 2,712 203,997
Korn Ferry 7,246 548,739
ManTech International Corp.,
Class A 3,670 267,653
Mistras Group, Inc.* 2,664 19,793
Resources Connection, Inc. 4,207 75,053
Sterling Check Corp.*(a) 2,210 45,327
TriNet Group, Inc.* 5,499 523,835
TrueBlue, Inc.* 4,664 129,053
Upwork, Inc.*(a) 15,790 539,386
Willdan Group, Inc.* 1,459 51,357
6,985,026
Real Estate Management & Development 0.8%
Cushman & Wakefield plc* 18,736 416,689
Douglas Elliman, Inc.* 9,943 114,345
eXp World Holdings, Inc.(a) 8,400 282,996
Fathom Holdings, Inc.*(a) 1,064 21,769
Forestar Group, Inc.* 2,275 49,481
FRP Holdings, Inc.* 891 51,500
Kennedy-Wilson Holdings, Inc. 15,980 381,602
Marcus & Millichap, Inc.* 3,167 162,974
Newmark Group, Inc., Class A 19,969 373,420
Rafael Holdings, Inc., Class B* 1,300 6,630
RE/MAX Holdings, Inc., Class
A 2,470 75,310
Realogy Holdings Corp.*(a) 15,416 259,143
Redfin Corp.*(a) 13,982 536,769
RMR Group, Inc. (The), Class
A 2,036 70,609
St Joe Co. (The) 4,460 232,143
Tejon Ranch Co.*(a) 2,780 53,042
3,088,422
Road & Rail 0.9%
ArcBest Corp. 3,443 412,644
Avis Budget Group, Inc.* 5,558 1,152,562
Covenant Logistics Group,
Inc.* 1,581 41,786
Daseke, Inc.* 5,243 52,640
Heartland Express, Inc. 6,364 107,042
HyreCar, Inc.*(a) 2,338 11,012
Marten Transport Ltd. 7,938 136,216
PAM Transportation Services,
Inc.* 474 33,659

130 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Road & Rail
Saia, Inc.* 3,576 1,205,219
Universal Logistics Holdings,
Inc. 1,000 18,860
US Xpress Enterprises, Inc.,
Class A* 3,588 21,062
Werner Enterprises, Inc. 8,300 395,578
Yellow Corp.* 6,716 84,554
3,672,834
Semiconductors & Semiconductor Equipment 3.7%
Alpha & Omega
Semiconductor Ltd.* 2,950 178,652
Ambarella, Inc.* 4,752 964,133
Amkor Technology, Inc. 13,796 342,003
Atomera, Inc.*(a) 2,708 54,485
Axcelis Technologies, Inc.* 4,457 332,314
AXT, Inc.*(a) 5,326 46,922
CEVA, Inc.*(a) 3,014 130,325
CMC Materials, Inc. 3,827 733,598
Cohu, Inc.* 6,414 244,309
Diodes, Inc.* 5,894 647,220
FormFactor, Inc.* 10,463 478,368
Ichor Holdings Ltd.* 3,711 170,817
Impinj, Inc.*(a) 2,579 228,757
Kopin Corp.* 10,351 42,336
Kulicke & Soffa Industries, Inc.
(a) 8,194 496,065
Lattice Semiconductor Corp.* 18,252 1,406,499
MACOM Technology Solutions
Holdings, Inc.* 6,516 510,203
MaxLinear, Inc.* 9,518 717,562
Meta Materials, Inc.*(a) 28,604 70,366
NeoPhotonics Corp.* 6,728 103,409
NVE Corp.(a) 636 43,439
Onto Innovation, Inc.* 6,597 667,814
PDF Solutions, Inc.* 3,958 125,825
Photronics, Inc.* 7,868 148,312
Power Integrations, Inc. 8,167 758,633
Rambus, Inc.* 14,705 432,180
Semtech Corp.* 8,747 777,871
Silicon Laboratories, Inc.* 5,364 1,107,237
SiTime Corp.* 2,151 629,253
SkyWater Technology, Inc.*(a) 1,049 17,015
SMART Global Holdings,
Inc.*(a) 2,345 166,472
SunPower Corp.*(a) 10,861 226,669
Synaptics, Inc.*(a) 5,271 1,526,008
Ultra Clean Holdings, Inc.* 5,941 340,776
Veeco Instruments, Inc.*(a) 6,664 189,724
15,055,571
Software 5.7%
8x8, Inc.* 15,177 254,367
A10 Networks, Inc. 8,016 132,905
ACI Worldwide, Inc.* 15,779 547,531
Agilysys, Inc.* 2,959 131,557
Alarm.com Holdings, Inc.*(a) 6,328 536,678
Alkami Technology, Inc.* 3,790 76,027
Altair Engineering, Inc., Class
A* 6,189 478,533
Common Stocks
Shares Value ($)
Software
American Software, Inc., Class
A 4,122 107,873
Appfolio, Inc., Class A*(a) 2,574 311,608
Appian Corp.*(a) 5,265 343,331
Arteris, Inc.*(a) 592 12,497
Asana, Inc., Class A* 9,600 715,680
Avaya Holdings Corp.* 11,376 225,245
AvidXchange Holdings, Inc.* 3,374 50,812
Benefitfocus, Inc.* 3,331 35,508
Blackbaud, Inc.* 6,477 511,553
Blackline, Inc.*(a) 7,290 754,807
Bottomline Technologies DE,
Inc.* 6,078 343,225
Box, Inc., Class A* 18,843 493,498
BTRS Holdings, Inc., Class A* 9,464 74,008
Cerence, Inc.*(a) 5,070 388,565
ChannelAdvisor Corp.* 3,895 96,129
Cleanspark, Inc.*(a) 4,367 41,574
CommVault Systems, Inc.* 6,136 422,893
Consensus Cloud Solutions,
Inc.* 2,167 125,404
CoreCard Corp.* 983 38,140
Couchbase, Inc.*(a) 1,263 31,524
CS Disco, Inc.*(a) 1,022 36,536
Digimarc Corp.*(a) 1,699 67,077
Digital Turbine, Inc.*(a) 12,279 748,896
Domo, Inc., Class B* 3,736 185,306
E2open Parent Holdings,
Inc.*(a) 26,504 298,435
Ebix, Inc.(a) 3,540 107,616
eGain Corp.* 2,727 27,215
Enfusion, Inc., Class A*(a) 2,900 60,726
EngageSmart, Inc.*(a) 2,138 51,569
Envestnet, Inc.* 7,094 562,838
EverCommerce, Inc.* 2,171 34,193
GTY Technology Holdings,
Inc.* 4,293 28,763
Instructure Holdings, Inc.*(a) 1,565 37,529
Intapp, Inc.*(a) 1,314 33,060
InterDigital, Inc. 4,140 296,548
JFrog Ltd.* 7,238 214,969
Kaltura, Inc.*(a) 2,273 7,660
LivePerson, Inc.*(a) 8,886 317,408
Marathon Digital Holdings,
Inc.*(a) 12,774 419,754
MeridianLink, Inc.*(a) 1,652 35,650
MicroStrategy, Inc., Class
A*(a) 1,144 622,897
Mimecast Ltd.* 8,237 655,418
Mitek Systems, Inc.* 6,057 107,512
Model N, Inc.* 4,751 142,673
Momentive Global, Inc.* 17,367 367,312
ON24, Inc.* 3,511 60,916
OneSpan, Inc.*(a) 4,698 79,537
PagerDuty, Inc.* 11,040 383,640
Ping Identity Holding Corp.* 8,330 190,590
Progress Software Corp.(a) 5,983 288,799
PROS Holdings, Inc.*(a) 5,349 184,487
Q2 Holdings, Inc.*(a) 7,317 581,262
Qualys, Inc.* 4,614 633,133

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 131
Common Stocks
Shares Value ($)
Software
Rapid7, Inc.* 7,560 889,736
Rekor Systems, Inc.*(a) 4,186 27,418
Rimini Street, Inc.* 5,849 34,919
Riot Blockchain, Inc.*(a) 11,864 264,923
SailPoint Technologies
Holdings, Inc.*(a) 12,370 597,966
Sapiens International Corp.
NV 4,126 142,141
SecureWorks Corp., Class
A*(a) 1,279 20,426
ShotSpotter, Inc.*(a) 1,130 33,358
Smith Micro Software, Inc.* 5,932 29,185
Sprout Social, Inc., Class A* 6,083 551,667
SPS Commerce, Inc.* 4,886 695,522
Stronghold Digital Mining, Inc.,
Class A*(a) 1,169 15,022
Sumo Logic, Inc.*(a) 11,613 157,472
Telos Corp.* 5,212 80,369
Tenable Holdings, Inc.* 12,380 681,767
Upland Software, Inc.* 3,815 68,441
Varonis Systems, Inc.*(a) 14,400 702,432
Verint Systems, Inc.* 8,673 455,419
Veritone, Inc.*(a) 3,789 85,177
Viant Technology, Inc., Class
A*(a) 1,512 14,674
VirnetX Holding Corp.*(a) 8,461 21,999
Vonage Holdings Corp.* 32,662 679,043
Weave Communications, Inc.* 899 13,647
Workiva, Inc.* 5,791 755,668
Xperi Holding Corp. 14,047 265,629
Yext, Inc.* 15,653 155,278
Zuora, Inc., Class A* 14,942 279,117
22,869,811
Specialty Retail 2.4%
Aaron's Co., Inc. (The) 4,234 104,368
Abercrombie & Fitch Co.,
Class A*(a) 8,028 279,615
Academy Sports & Outdoors,
Inc.* 10,435 458,096
American Eagle Outfitters, Inc.
(a) 20,633 522,428
America's Car-Mart, Inc.* 809 82,842
Arko Corp.*(a) 16,155 141,679
Asbury Automotive Group,
Inc.*(a) 3,103 535,981
Barnes & Noble Education,
Inc.* 6,315 43,005
Bed Bath & Beyond, Inc.* 13,551 197,574
Big 5 Sporting Goods Corp.(a) 2,777 52,791
Boot Barn Holdings, Inc.* 3,959 487,155
Buckle, Inc. (The)(a) 3,970 167,971
Caleres, Inc.(a) 4,916 111,495
Camping World Holdings, Inc.,
Class A(a) 5,566 224,866
CarLotz, Inc.*(a) 10,755 24,414
Cato Corp. (The), Class A 2,639 45,285
Chico's FAS, Inc.* 16,048 86,338
Children's Place, Inc. (The)*(a) 1,935 153,426
Citi Trends, Inc.* 1,148 108,773
Common Stocks
Shares Value ($)
Specialty Retail
Conn's, Inc.*(a) 2,382 56,025
Container Store Group, Inc.
(The)*(a) 4,241 42,325
Designer Brands, Inc., Class
A* 8,020 113,964
Genesco, Inc.* 1,956 125,516
Group 1 Automotive, Inc. 2,359 460,524
GrowGeneration Corp.* 7,239 94,469
Guess?, Inc.(a) 5,370 127,162
Haverty Furniture Cos., Inc. 2,225 68,018
Hibbett, Inc. 2,020 145,299
JOANN, Inc.(a) 1,576 16,359
Kirkland's, Inc.* 1,869 27,904
Lazydays Holdings, Inc.* 959 20,657
Lumber Liquidators Holdings,
Inc.* 3,822 65,242
MarineMax, Inc.* 2,825 166,788
Monro, Inc. 4,441 258,777
Murphy USA, Inc. 3,236 644,741
National Vision Holdings, Inc.* 11,035 529,570
ODP Corp. (The)* 6,147 241,454
OneWater Marine, Inc., Class
A 1,369 83,468
Party City Holdco, Inc.*(a) 14,742 82,113
Rent-A-Center, Inc.(a) 8,816 423,521
Sally Beauty Holdings, Inc.*(a) 15,083 278,432
Shift Technologies, Inc.*(a) 8,279 28,231
Shoe Carnival, Inc. 2,356 92,072
Signet Jewelers Ltd. 7,114 619,131
Sleep Number Corp.* 2,953 226,200
Sonic Automotive, Inc., Class
A 2,929 144,839
Sportsman's Warehouse
Holdings, Inc.* 5,807 68,523
Tilly's, Inc., Class A 3,024 48,717
Torrid Holdings, Inc.*(a) 1,667 16,470
TravelCenters of America,
Inc.* 1,665 85,947
Urban Outfitters, Inc.* 9,181 269,554
Winmark Corp. 463 114,958
Zumiez, Inc.* 2,912 139,747
9,754,819
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a) 16,698 359,675
Avid Technology, Inc.*(a) 4,823 157,085
Corsair Gaming, Inc.*(a) 3,587 75,363
Diebold Nixdorf, Inc.*(a) 9,599 86,871
Eastman Kodak Co.*(a) 5,985 28,010
Quantum Corp.* 7,451 41,129
Super Micro Computer, Inc.* 5,966 262,206
Turtle Beach Corp.* 1,996 44,431
1,054,770
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.* 7,837 1,004,860
Fossil Group, Inc.* 6,291 64,734
G-III Apparel Group Ltd.* 5,907 163,269
Kontoor Brands, Inc. 6,941 355,726
Movado Group, Inc.(a) 2,097 87,718
Oxford Industries, Inc. 2,151 218,370

132 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
PLBY Group, Inc.*(a) 3,841 102,324
Rocky Brands, Inc. 914 36,377
Steven Madden Ltd. 10,851 504,246
Superior Group of Cos., Inc. 1,535 33,678
Unifi, Inc.* 1,770 40,976
Vera Bradley, Inc.* 3,433 29,215
Wolverine World Wide, Inc. 11,003 316,996
2,958,489
Thrifts & Mortgage Finance 1.5%
Axos Financial, Inc.* 7,635 426,873
Blue Foundry Bancorp*(a) 4,206 61,534
Bridgewater Bancshares, Inc.* 2,809 49,691
Capitol Federal Financial, Inc. 17,391 197,040
Columbia Financial, Inc.* 5,261 109,745
Essent Group Ltd. 14,619 665,603
Federal Agricultural Mortgage
Corp., Class C 1,220 151,195
Finance of America Cos., Inc.,
Class A*(a) 1,798 7,138
Flagstar Bancorp, Inc. 6,806 326,280
FS Bancorp, Inc. 979 32,924
Hingham Institution for
Savings 193 81,037
Home Bancorp, Inc. 1,020 42,340
Home Point Capital, Inc.(a) 1,076 4,842
Kearny Financial Corp. 9,743 129,095
Luther Burbank Corp. 2,082 29,231
Merchants Bancorp 1,313 62,144
Mr. Cooper Group, Inc.* 8,439 351,147
NMI Holdings, Inc., Class A* 11,237 245,528
Northfield Bancorp, Inc.(a) 5,884 95,085
Northwest Bancshares, Inc. 15,982 226,305
Ocwen Financial Corp.* 1,090 43,567
PCSB Financial Corp. 1,814 34,539
PennyMac Financial Services,
Inc. 4,279 298,589
Pioneer Bancorp, Inc.*(a) 1,550 17,546
Premier Financial Corp. 4,951 153,035
Provident Bancorp, Inc. 2,104 39,134
Provident Financial Services,
Inc. 9,911 240,044
Radian Group, Inc. 24,401 515,593
Southern Missouri Bancorp,
Inc. 1,031 53,787
TrustCo Bank Corp. 2,520 83,941
Velocity Financial, Inc.* 1,120 15,344
Walker & Dunlop, Inc. 3,920 591,450
Washington Federal, Inc. 8,897 296,982
Waterstone Financial, Inc. 2,888 63,132
WSFS Financial Corp. 6,139 307,687
6,049,147
Tobacco 0.1%
22nd Century Group, Inc.*(a) 22,706 70,161
Turning Point Brands, Inc. 1,943 73,407
Universal Corp. 3,225 177,117
Vector Group Ltd. 19,317 221,759
542,444
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc.* 2,522 36,922
Applied Industrial
Technologies, Inc. 5,166 530,548
Beacon Roofing Supply,
Inc.*(a) 7,468 428,290
BlueLinx Holdings, Inc.* 1,285 123,052
Boise Cascade Co. 5,346 380,635
Custom Truck One Source,
Inc.*(a) 6,034 48,272
DXP Enterprises, Inc.* 2,378 61,043
EVI Industries, Inc.*(a) 746 23,298
GATX Corp.(a) 4,726 492,402
Global Industrial Co.(a) 1,699 69,489
GMS, Inc.* 5,749 345,572
H&E Equipment Services, Inc. 4,304 190,538
Herc Holdings, Inc. 3,378 528,826
Karat Packaging, Inc.*(a) 725 14,652
Lawson Products, Inc.*(a) 635 34,766
McGrath RentCorp 3,232 259,400
MRC Global, Inc.* 10,739 73,884
NOW, Inc.* 14,705 125,581
Rush Enterprises, Inc., Class A 5,762 320,598
Rush Enterprises, Inc., Class
B 875 47,224
Textainer Group Holdings Ltd. 6,414 229,044
Titan Machinery, Inc.* 2,585 87,089
Transcat, Inc.* 944 87,254
Triton International Ltd. 8,936 538,215
Veritiv Corp.* 1,912 234,354
WESCO International, Inc.* 6,021 792,303
Willis Lease Finance Corp.* 358 13,479
6,116,730
Water Utilities 0.4%
American States Water Co. 4,949 511,924
Artesian Resources Corp.,
Class A 1,086 50,314
Cadiz, Inc.* 2,653 10,241
California Water Service
Group 7,071 508,122
Global Water Resources, Inc.
(a) 1,687 28,848
Middlesex Water Co.(a) 2,256 271,397
Pure Cycle Corp.* 2,567 37,478
SJW Group 3,791 277,501
York Water Co. (The) 1,737 86,468
1,782,293
Wireless Telecommunication Services 0.2%
Gogo, Inc.*(a) 7,885 106,684
Shenandoah
Telecommunications Co. 6,620 168,810
Telephone & Data Systems,
Inc. 13,808 278,231
United States Cellular Corp.* 2,039 64,270
617,995
Total Common Stocks
(cost $254,058,406) 399,766,030

NVIT Small Cap Index Fund - December 31, 2021 - Statement of Investments - 133
Rights 0.0%
†
Number of
Rights
Value ($)
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 99
99
Total Rights
(cost $7,656) 99
Repurchase Agreements 5.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 12/31/2021,
due 1/3/2022, repurchase
price $2,174,082,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.05%, maturing 5/1/2024
- 7/20/2071; total market
value $2,217,554.(b)(c) 2,174,073 2,174,073
MetLife, Inc.,
0.06%, dated 12/31/2021,
due 1/3/2022, repurchase
price $10,000,051,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $10,204,099.(b)(c) 10,000,000 10,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated 12/28/2021,
due 1/4/2022, repurchase
price $10,000,098,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$10,200,087.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $22,174,073) 22,174,073
Total Investments
(cost $276,240,135) — 104 .6% 421,940,202
Liabilities in excess of other assets — (4.6)% (18,533,459)
NET ASSETS — 100.0%
$ 403,406,743
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $76,711,547, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $22,174,073 and by
$57,751,206 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $79,925,279.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$22,174,073.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

134 - Statement of Investments - December 31, 2021 - NVIT Small Cap Index Fund
Futures contracts outstanding as of December 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 32 3/2022 USD 3,588,480 11,625
11,625
As of December 31, 2021, the Fund had $321,400 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

136 - Statements of Assets and Liabilities - December 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Assets:
Investment securities of affiliated issuers, at value $ 126,525
Investment securities of unaffiliated issuers, at value
*
2,255,309,555
Repurchase agreements, at value 112,624,860
Cash 158,143,002
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 11,151,011
Security lending income receivable 17,551
Receivable for investments sold 18,547,885
Receivable for capital shares issued 1,475,180
Reclaims receivable —
Prepaid expenses 1,797
Total Assets 2,557,397,366
Liabilities:
Payable for investments purchased 155,615,628
Payable for capital shares redeemed 4,085
Payable for variation margin on futures contracts —
TBA Sale Commitments, at value (Note 2) 78,897
Payable upon return of securities loaned (Note 2) 112,624,860
Accrued expenses and other payables:
Investment advisory fees 353,200
Fund administration fees 100,082
Distribution fees —
Administrative servicing fees 39,813
Accounting and transfer agent fees 27,622
Trustee fees 162
Custodian fees 27,741
Compliance program costs (Note 3) 1,899
Professional fees 21,974
Printing fees 13,534
Recoupment fees (Note 3) —
Other 23,937
Total Liabilities 268,933,434
Net Assets $ 2,288,463,932
* Includes value of securities on loan (Note 2) 269,571,921
Cost of investment securities of affiliated issuers 66,844
Cost of investment securities of unaffiliated issuers 2,172,353,030
Cost of repurchase agreements 112,624,860
Cost of foreign currencies —
Represented by:
Capital $ 2,187,208,963
Total distributable earnings (loss) 101,254,969
Net Assets $ 2,288,463,932

Index Funds - December 31, 2021 - Statements of Assets and Liabilities - 137
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ — $ — $ — $ —
2,053,076,292 1,296,012,207 2,999,756,024 399,766,129
25,024,488 11,810,170 1,362,855 22,174,073
5,148,715 12,696,756 26,367,197 6,357,059
1,389,406 677,462 1,305,845 319,416
14,448,571 — — —
1,564,334 1,188,742 1,791,173 312,420
15,818 15,994 5,924 23,235
2,365,350 — — —
383,184 412,000 8,868,456 226,326
6,643,422 — — —
1,584 1,591 4,582 593
2,110,061,164 1,322,814,922 3,039,462,056 429,179,251
2,365,537 — 90,859 3,309,908
1,098,700 130,871 1,484,433 15,061
65,511 3,063 84,140 10,819
— — — —
25,024,488 11,810,170 1,362,855 22,174,073
404,479 221,342 287,769 63,438
95,460 76,318 182,886 37,047
49,632 11,092 408,001 58,405
43,441 141,012 159,756 13,860
464 466 869 2,702
87 3 67 5
9,748 2,002 14,660 8
1,837 1,615 5,269 368
17,645 14,411 21,983 13,640
19,224 38,166 37,448 21,792
— — — 45,424
54,806 14,416 9,324 5,958
29,251,059 12,464,947 4,150,319 25,772,508
$ 2,080,810,105 $ 1,310,349,975 $ 3,035,311,737 $ 403,406,743
70,930,548 155,350,442 60,676,339 76,711,547
— — — —
1,357,855,209 756,879,865 782,492,473 254,066,062
25,024,488 11,810,170 1,362,855 22,174,073
14,401,946 — — —
$ 1,557,981,806 $ 489,807,558 $ (911,461,265) $ 220,226,658
522,828,299 820,542,417 3,946,773,002 183,180,085
$ 2,080,810,105 $ 1,310,349,975 $ 3,035,311,737 $ 403,406,743

138 - Statements of Assets and Liabilities - December 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Net Assets:
Class I Shares $ 334,254,805
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 1,954,209,127
Total $ 2,288,463,932
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 31,264,096
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 182,428,199
Total 213,692,295
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .69
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 10 .71
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - December 31, 2021 - Statements of Assets and Liabilities - 139
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ 175,008,343 $ 918,561,364 $ 593,935,479 $ —
24,720,391 53,635,917 1,971,833,454 282,442,731
— — 260,585,514 —
155,007,546 — — —
1,726,073,825 338,152,694 208,957,290 120,964,012
$ 2,080,810,105 $ 1,310,349,975 $ 3,035,311,737 $ 403,406,743
15,624,677 33,202,854 21,257,184 —
2,210,425 1,966,632 71,079,640 27,891,516
— — 9,303,986 —
13,946,106 — — —
153,785,299 12,199,643 7,463,220 11,753,566
185,566,507 47,369,129 109,104,030 39,645,082
$ 11 .20 $ 27 .67 $ 27 .94 $ —
$ 11 .18 $ 27 .27 $ 27 .74 $ 10 .13
$ — $ — $ 28 .01 $ —
$ 11 .11 $ — $ — $ —
$ 11 .22 $ 27 .72 $ 28 .00 $ 10 .29

140 - Statements of Operations - For the Year Ended December 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 47,458,367
Income from securities lending (Note 2) 167,209
Interest income from affiliated issuers 7,088
Dividend income from unaffiliated issuers —
Income from non-cash dividends from unaffiliated issuers —
Foreign tax withholding —
Total Income 47,632,664
EXPENSES:
Investment advisory fees 4,124,562
Fund administration fees 675,823
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 498,765
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 118,695
Printing fees 27,299
Trustee fees 64,479
Custodian fees 96,882
Accounting and transfer agent fees 111,453
Compliance program costs (Note 3) 7,954
Recoupment fees (Note 3) —
Other 56,609
Total expenses before fees waived 5,782,521
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Net Expenses 5,782,521
NET INVESTMENT INCOME 41,850,143
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers 21,713,049
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) 3,303
Net realized gains (losses) 21,716,352
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 590
Investment securities of unaffiliated issuers (108,603,687)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
TBA Sale Commitments (Note 2) 402
Net change in unrealized appreciation/depreciation (108,602,695)
Net realized/unrealized gains (losses) (86,886,343)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (45,036,200)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Year Ended December 31, 2021 - Statements of Operations - 141
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ — $ 14,227 $ 42,203 $ 8,025
382,609 207,690 281,773 354,155
— — — —
57,124,044 20,149,362 67,162,842 4,602,940
7,617,839 — — 488,855
(5,191,381) — (8,446) (7,953)
59,933,111 20,371,279 67,478,372 5,446,022
4,860,498 3,332,857 5,289,480 929,871
627,072 514,532 1,431,794 196,907
57,442 79,049 3,807,255 642,485
560,031 — — —
253,679 1,259,940 744,512 —
27,732 31,620 2,284,363 385,493
— — 240,455 —
210,012 — — —
122,698 74,531 171,756 44,606
34,865 66,450 56,057 28,146
59,669 48,917 151,638 14,392
70,212 47,802 164,935 12,633
8,938 1,816 3,405 291
7,464 6,236 19,512 1,729
— — — 45,424
206,699 33,503 498,588 79,795
7,107,011 5,497,253 14,863,750 2,381,772
(40,718) — — —
— — (347,436) —
— — (1,066,029) (179,895)
7,066,293 5,497,253 13,450,285 2,201,877
52,866,818 14,874,026 54,028,087 3,244,145
2,368,150 285,461,594 1,759,667,373 44,700,601
2,423,081 4,228,509 12,340,782 839,286
(1,100,343) — (3) —
— — — —
3,690,888 289,690,103 1,772,008,152 45,539,887
— — — —
156,256,085 63,072,591 (559,614,903) 16,216,624
205,551 (513,662) (350,951) (197,291)
(447,759) — — —
— — — —
156,013,877 62,558,929 (559,965,854) 16,019,333
159,704,765 352,249,032 1,212,042,298 61,559,220
$ 212,571,583 $ 367,123,058 $ 1,266,070,385 $ 64,803,365

The accompanying notes are an integral part of these financial statements.
142 - Statements of Changes in Net Assets - December 31, 2021 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 41,850,143 $ 51,476,507
Net realized gains (losses) 21,716,352 24,665,754
Net change in unrealized appreciation/depreciation (108,602,695) 96,245,629
Change in net assets resulting from operations (45,036,200) 172,387,890
Distributions to Shareholders From:
Distributable earnings:
Class I (7,954,962) (10,652,049)
Class II — —
Class VIII — —
Class Y (48,823,425) (47,110,501)
Change in net assets from shareholder distributions (56,778,387) (57,762,550)
Change in net assets from capital transactions (131,779,947) 32,273,831
Change in net assets (233,594,534) 146,899,171
Net Assets:
Beginning of year 2,522,058,466 2,375,159,295
End of year $ 2,288,463,932 $ 2,522,058,466
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 70,461,712 $ 163,139,329
Dividends reinvested 7,954,962 10,652,049
Cost of shares redeemed (205,945,639) (107,629,608)
Total Class I Shares (127,528,965) 66,161,770
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 213,765,630 259,257,274
Dividends reinvested 48,823,425 47,110,501
Cost of shares redeemed (266,840,037) (340,255,714)
Total Class Y Shares (4,250,982) (33,887,939)
Change in net assets from capital transactions $ (131,779,947) $ 32,273,831

Index Funds - December 31, 2021 - Statements of Changes in Net Assets - 143
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 52,866,818 $ 39,606,054 $ 14,874,026 $ 15,732,862
3,690,888 (86,793,574) 289,690,103 29,740,076
156,013,877 178,294,299 62,558,929 128,352,851
212,571,583 131,106,779 367,123,058 173,825,789
(5,065,840) (7,372,983) (25,414,381) (37,061,902)
(666,516) (950,731) (1,081,702) (1,262,116)
(3,951,902) (5,264,980) — —
(52,787,045) (84,119,275) (19,175,930) (41,962,574)
(62,471,303) (97,707,969) (45,672,013) (80,286,592)
(55,167,621) (132,167,337) (496,411,977) 6,569,242
94,932,659 (98,768,527) (174,960,932) 100,108,439
1,985,877,446 2,084,645,973 1,485,310,907 1,385,202,468
$ 2,080,810,105 $ 1,985,877,446 $ 1,310,349,975 $ 1,485,310,907
$ 32,675,367 $ 34,325,825 $ 127,522,124 $ 94,156,319
5,065,840 7,372,983 25,414,381 37,061,902
(28,690,853) (46,608,850) (93,685,735) (112,278,133)
9,050,354 (4,910,042) 59,250,770 18,940,088
4,683,912 8,046,224 28,662,776 3,517,123
666,516 950,731 1,081,702 1,262,116
(3,419,634) (7,413,202) (5,009,622) (7,023,873)
1,930,794 1,583,753 24,734,856 (2,244,634)
30,246,944 12,997,010 — —
3,951,902 5,264,980 — —
(7,711,141) (9,556,946) — —
26,487,705 8,705,044 — —
69,981,281 155,135,059 35,470,833 92,786,598
52,787,045 84,119,275 19,175,930 41,962,574
(215,404,800) (376,800,426) (635,044,366) (144,875,384)
(92,636,474) (137,546,092) (580,397,603) (10,126,212)
$ (55,167,621) $ (132,167,337) $ (496,411,977) $ 6,569,242

The accompanying notes are an integral part of these financial statements.
144 - Statements of Changes in Net Assets - December 31, 2021 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 6,458,238 14,878,941
Reinvested 737,206 953,414
Redeemed (18,513,609) (9,733,529)
Total Class I Shares (11,318,165) 6,098,826
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 19,525,813 22,881,934
Reinvested 4,516,577 4,206,032
Redeemed (24,303,852) (30,470,855)
Total Class Y Shares (261,462) (3,382,889)
Total change in shares (11,579,627) 2,715,937
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - December 31, 2021 - Statements of Changes in Net Assets - 145
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
2,941,704 3,717,363 4,810,598 5,078,786
457,364 773,132 951,455 1,897,091
(2,570,216) (4,936,782) (3,588,107) (5,852,362)
828,852 (446,287) 2,173,946 1,123,515
416,578 930,553 1,034,232 181,829
60,198 100,028 41,066 65,735
(311,875) (853,996) (191,414) (387,577)
164,901 176,585 883,884 (140,013)
2,729,918 1,468,781 — —
359,058 559,010 — —
(708,375) (1,072,433) — —
2,380,601 955,358 — —
6,186,822 16,870,527 1,327,979 4,751,161
4,757,950 8,787,199 716,302 2,139,835
(19,238,915) (39,797,362) (22,467,940) (7,293,083)
(8,294,143) (14,139,636) (20,423,659) (402,087)
(4,919,789) (13,453,980) (17,365,829) 581,415

The accompanying notes are an integral part of these financial statements.
146 - Statements of Changes in Net Assets - December 31, 2021 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 54,028,087 $ 73,192,552
Net realized gains 1,772,008,152 41,806,749
Net change in unrealized appreciation/depreciation (559,965,854) 591,412,640
Change in net assets resulting from operations 1,266,070,385 706,411,941
Distributions to Shareholders From:
Distributable earnings:
Class I (15,086,647) (14,050,677)
Class II (46,151,209) (37,936,211)
Class IV (6,779,465) (7,519,905)
Class Y (27,057,241) (97,408,198)
Change in net assets from shareholder distributions (95,074,562) (156,914,991)
Change in net assets from capital transactions (2,689,212,954) (174,506,537)
Change in net assets (1,518,217,131) 374,990,413
Net Assets:
Beginning of year 4,553,528,868 4,178,538,455
End of year $ 3,035,311,737 $ 4,553,528,868
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 107,821,420 $ 77,930,110
Dividends reinvested 15,086,647 14,050,677
Cost of shares redeemed (50,013,378) (66,147,199)
Total Class I Shares 72,894,689 25,833,588
Class II Shares
Proceeds from shares issued 452,947,354 186,768,248
Dividends reinvested 46,151,209 37,936,211
Cost of shares redeemed (38,997,709) (76,324,095)
Total Class II Shares 460,100,854 148,380,364
Class IV Shares
Proceeds from shares issued 3,254,581 4,644,597
Dividends reinvested 6,779,465 7,519,905
Cost of shares redeemed (19,290,770) (21,199,789)
Total Class IV Shares (9,256,724) (9,035,287)
Class Y Shares
Proceeds from shares issued 352,474,799 152,366,996
Dividends reinvested 27,057,241 97,408,198
Cost of shares redeemed (3,592,483,813) (589,460,396)
Total Class Y Shares (3,212,951,773) (339,685,202)
Change in net assets from capital transactions $ (2,689,212,954) $ (174,506,537)

Index Funds - December 31, 2021 - Statements of Changes in Net Assets - 147
NVIT Small Cap Index Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 3,244,145 $ 3,257,889
45,539,887 4,638,791
16,019,333 69,905,597
64,803,365 77,802,277
— —
(7,411,006) (8,585,600)
— —
(6,756,690) (11,313,500)
(14,167,696) (19,899,100)
(102,084,808) 29,529,982
(51,449,139) 87,433,159
454,855,882 367,422,723
$ 403,406,743 $ 454,855,882
$ — $ —
— —
— —
— —
78,568,635 31,856,345
7,411,006 8,585,600
(31,481,033) (23,113,790)
54,498,608 17,328,155
— —
— —
— —
— —
48,841,800 44,634,118
6,756,690 11,313,500
(212,181,906) (43,745,791)
(156,583,416) 12,201,827
$ (102,084,808) $ 29,529,982

The accompanying notes are an integral part of these financial statements.
148 - Statements of Changes in Net Assets - December 31, 2021 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 4,184,570 4,019,065
Reinvested 553,817 662,445
Redeemed (1,957,707) (3,520,589)
Total Class I Shares 2,780,680 1,160,921
Class II Shares
Issued 17,480,292 9,881,583
Reinvested 1,707,254 1,803,522
Redeemed (1,554,793) (3,883,276)
Total Class II Shares 17,632,753 7,801,829
Class IV Shares
Issued 127,699 232,140
Reinvested 248,387 354,088
Redeemed (748,604) (1,097,324)
Total Class IV Shares (372,518) (511,096)
Class Y Shares
Issued 13,507,544 7,754,801
Reinvested 1,001,234 4,584,752
Redeemed (129,210,846) (29,863,350)
Total Class Y Shares (114,702,068) (17,523,797)
Total change in shares (94,661,153) (9,072,143)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - December 31, 2021 - Statements of Changes in Net Assets - 149
NVIT Small Cap Index Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
— —
— —
— —
— —
7,600,163 4,500,605
734,305 1,167,973
(3,121,919) (3,274,204)
5,212,549 2,394,374
— —
— —
— —
— —
4,664,816 5,996,029
655,088 1,502,610
(20,344,175) (5,645,090)
(15,024,271) 1,853,549
(9,811,722) 4,247,923

150 - Financial Highlights - December 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Bond Index Fund
Class I Shares
Year Ended December 31,
2021 $ 11 .18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) $ 10 .69 (2.08)% $ 334,254,805 0.38% 1.71% 0.38% 99.47%
Year Ended December 31,
2020 $ 10 .66 0.22 0.55 0.77 (0.25) — (0.25) $ 11 .18 7.20% $ 476,003,150 0.38% 1.98% 0.38% 114.32%
Year Ended December 31,
2019 $ 10 .09 0.26 0.59 0.85 (0.28) — (0.28) $ 10 .66 8.40% $ 388,761,740 0.38% 2.46% 0.38% 82.79%
Year Ended December 31,
2018 $ 10 .41 0.25 (0.29) (0.04) (0.27) (0.01) (0.28) $ 10 .09 (0.36)% $ 243,014,363 0.38% 2.46% 0.38% 155.75%
Year Ended December 31,
2017 $ 10 .34 0.22 0.11 0.33 (0.24) (0.02) (0.26) $ 10 .41 3.12% $ 252,173,721 0.38% 2.13% 0.38% 204.04%
Class Y Shares
Year Ended December 31,
2021 $ 11 .20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) $ 10 .71 (1.93)% $ 1,954,209,127 0.23% 1.86% 0.23% 99.47%
Year Ended December 31,
2020 $ 10 .68 0.24 0.54 0.78 (0.26) — (0.26) $ 11 .20 7.33% $ 2,046,055,316 0.23% 2.14% 0.23% 114.32%
Year Ended December 31,
2019 $ 10 .10 0.28 0.59 0.87 (0.29) — (0.29) $ 10 .68 8.62% $ 1,986,397,555 0.23% 2.62% 0.23% 82.79%
Year Ended December 31,
2018 $ 10 .43 0.27 (0.30) (0.03) (0.29) (0.01) (0.30) $ 10 .10 (0.31)% $ 1,964,616,168 0.23% 2.61% 0.23% 155.75%
Year Ended December 31,
2017 $ 10 .35 0.24 0.11 0.35 (0.25) (0.02) (0.27) $ 10 .43 3.33% $ 2,146,361,266 0.23% 2.28% 0.23% 204.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

152 - Financial Highlights - December 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT International Index
Fund
Class I Shares
Year Ended December 31,
2021 $ 10 .41 0.27 0.85 1.12 (0.33) — (0.33) $ 11 .20 10.84% $ 175,008,343 0.44% 2.45% 0.44% 3.87%
Year Ended December 31,
2020 $ 10 .21 0.19 0.53 0.72 (0.24) (0.28) (0.52) $ 10 .41 7.53% $ 154,057,513 0.45% 2.02% 0.45% 8.39%
Year Ended December 31,
2019 $ 8 .69 0.28 1.60 1.88 (0.34) (0.02) (0.36) $ 10 .21 21.77% $ 155,627,159 0.44% 2.85% 0.44% 5.50%
Year Ended December 31,
2018 $ 10 .38 0.27 (1.69) (1.42) (0.27) — (0.27) $ 8 .69 (13.81)% $ 128,761,485 0.44% 2.67% 0.44% 4.26%
Year Ended December 31,
2017 $ 8 .54 0.24 1.88 2.12 (0.28) — (0.28) $ 10 .38 24.88% $ 149,692,499 0.44% 2.48% 0.44% 4.72%
Class II Shares
Year Ended December 31,
2021 $ 10 .40 0.25 0.84 1.09 (0.31) — (0.31) $ 11 .18 10.53% $ 24,720,391 0.66% 2.20% 0.66% 3.87%
Year Ended December 31,
2020 $ 10 .20 0.17 0.53 0.70 (0.22) (0.28) (0.50) $ 10 .40 7.34% $ 21,270,011 0.68% 1.81% 0.68% 8.39%
Year Ended December 31,
2019 $ 8 .69 0.26 1.59 1.85 (0.32) (0.02) (0.34) $ 10 .20 21.42% $ 19,064,824 0.64% 2.68% 0.64% 5.50%
Year Ended December 31,
2018 $ 10 .37 0.24 (1.67) (1.43) (0.25) — (0.25) $ 8 .69 (13.90)% $ 16,365,648 0.64% 2.43% 0.64% 4.26%
Year Ended December 31,
2017 $ 8 .54 0.21 1.88 2.09 (0.26) — (0.26) $ 10 .37 24.56% $ 17,831,979 0.69% 2.18% 0.69% 4.72%
Class VIII Shares
Year Ended December 31,
2021 $ 10 .34 0.23 0.84 1.07 (0.30) — (0.30) $ 11 .11 10.35% $ 155,007,546 0.81% 2.06% 0.84% 3.87%
Year Ended December 31,
2020 $ 10 .15 0.15 0.52 0.67 (0.20) (0.28) (0.48) $ 10 .34 7.13% $ 119,566,146 0.85% 1.61% 0.85% 8.39%
Year Ended December 31,
2019 $ 8 .65 0.24 1.58 1.82 (0.30) (0.02) (0.32) $ 10 .15 21.20% $ 107,674,830 0.84% 2.46% 0.84% 5.50%
Year Ended December 31,
2018 $ 10 .33 0.22 (1.67) (1.45) (0.23) — (0.23) $ 8 .65 (14.13)% $ 83,675,329 0.84% 2.22% 0.84% 4.26%
Year Ended December 31,
2017 $ 8 .50 0.20 1.87 2.07 (0.24) — (0.24) $ 10 .33 24.46% $ 86,101,860 0.84% 2.08% 0.84% 4.72%
Class Y Shares
Year Ended December 31,
2021 $ 10 .43 0.29 0.85 1.14 (0.35) — (0.35) $ 11 .22 10.98% $ 1,726,073,825 0.29% 2.60% 0.29% 3.87%
Year Ended December 31,
2020 $ 10 .23 0.20 0.53 0.73 (0.25) (0.28) (0.53) $ 10 .43 7.66% $ 1,690,983,776 0.30% 2.19% 0.30% 8.39%
Year Ended December 31,
2019 $ 8 .71 0.30 1.59 1.89 (0.35) (0.02) (0.37) $ 10 .23 21.89% $ 1,802,279,160 0.29% 3.07% 0.29% 5.50%
Year Ended December 31,
2018 $ 10 .40 0.28 (1.69) (1.41) (0.28) — (0.28) $ 8 .71 (13.63)% $ 1,714,186,546 0.29% 2.74% 0.29% 4.26%
Year Ended December 31,
2017 $ 8 .55 0.26 1.88 2.14 (0.29) — (0.29) $ 10 .40 25.13% $ 1,763,862,961 0.29% 2.71% 0.29% 4.72%

Index Funds - December 31, 2021 - Financial Highlights - 153
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

154 - Financial Highlights - December 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Mid Cap Index Fund
Class I Shares
Year Ended December 31,
2021 $ 22 .93 0.23 5.30 5.53 (0.32) (0.47) (0.79) $ 27 .67 24.26% $ 918,561,364 0.40% 0.85% 0.40% 21.16%
Year Ended December 31,
2020 $ 21 .58 0.23 2.37 2.60 (0.23) (1.02) (1.25) $ 22 .93 13.11% $ 711,464,668 0.41% 1.17% 0.41% 18.06%
Year Ended December 31,
2019 $ 20 .73 0.28 4.70 4.98 (0.28) (3.85) (4.13) $ 21 .58 25.65% $ 645,393,550 0.40% 1.26% 0.40% 15.94%
Year Ended December 31,
2018 $ 26 .02 0.33 (2.84) (2.51) (0.32) (2.46) (2.78) $ 20 .73 (11.38)% $ 532,759,354 0.40% 1.28% 0.40% 14.81%
Year Ended December 31,
2017 $ 24 .24 0.26 3.38 3.64 (0.27) (1.59) (1.86) $ 26 .02 15.78% $ 602,298,980 0.40% 1.01% 0.40% 20.12%
Class II Shares
Year Ended December 31,
2021 $ 22 .64 0.18 5.22 5.40 (0.30) (0.47) (0.77) $ 27 .27 24.00% $ 53,635,917 0.60% 0.68% 0.60% 21.16%
Year Ended December 31,
2020 $ 21 .34 0.19 2.32 2.51 (0.19) (1.02) (1.21) $ 22 .64 12.84% $ 24,516,126 0.61% 0.97% 0.61% 18.06%
Year Ended December 31,
2019 $ 20 .54 0.23 4.66 4.89 (0.24) (3.85) (4.09) $ 21 .34 25.41% $ 26,087,930 0.62% 1.04% 0.62% 15.94%
Year Ended December 31,
2018 $ 25 .80 0.27 (2.80) (2.53) (0.27) (2.46) (2.73) $ 20 .54 (11.57)% $ 21,725,560 0.62% 1.06% 0.62% 14.81%
Year Ended December 31,
2017 $ 24 .05 0.20 3.36 3.56 (0.22) (1.59) (1.81) $ 25 .80 15.57% $ 26,690,581 0.60% 0.81% 0.60% 20.12%
Class Y Shares
Year Ended December 31,
2021 $ 22 .97 0.26 5.32 5.58 (0.36) (0.47) (0.83) $ 27 .72 24.43% $ 338,152,694 0.25% 0.97% 0.25% 21.16%
Year Ended December 31,
2020 $ 21 .61 0.26 2.38 2.64 (0.26) (1.02) (1.28) $ 22 .97 13.28% $ 749,330,113 0.26% 1.32% 0.26% 18.06%
Year Ended December 31,
2019 $ 20 .74 0.32 4.71 5.03 (0.31) (3.85) (4.16) $ 21 .61 25.89% $ 713,720,988 0.25% 1.40% 0.25% 15.94%
Year Ended December 31,
2018 $ 26 .04 0.36 (2.84) (2.48) (0.36) (2.46) (2.82) $ 20 .74 (11.29)% $ 607,416,698 0.25% 1.38% 0.25% 14.81%
Year Ended December 31,
2017 $ 24 .25 0.29 3.40 3.69 (0.31) (1.59) (1.90) $ 26 .04 15.97% $ 1,075,034,497 0.25% 1.16% 0.25% 20.12%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

156 - Financial Highlights - December 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT S&P 500 Index Fund
Class I Shares
Year Ended December 31,
2021 $ 22 .36 0.29 6.03 6.32 (0.55) (0.19) (0.74) $ 27 .94 28.37% $ 593,935,479 0.24% 1.13% 0.31% 10.30%
Year Ended December 31,
2020 $ 19 .63 0.36 3.16 3.52 (0.38) (0.41) (0.79) $ 22 .36 18.19% $ 413,064,285 0.25% 1.83% 0.32% 3.97%
Year Ended December 31,
2019 $ 15 .93 0.35 4.52 4.87 (0.38) (0.79) (1.17) $ 19 .63 31.16% $ 339,938,104 0.24% 1.91% 0.31% 5.53%
Year Ended December 31,
2018 $ 17 .54 0.36 (1.08) (0.72) (0.31) (0.58) (0.89) $ 15 .93 (4.62)% $ 214,388,337 0.25% 2.02% 0.32% 3.87%
Year Ended December 31,
2017 $ 15 .05 0.29 2.91 3.20 (0.30) (0.41) (0.71) $ 17 .54 21.53% $ 191,953,126 0.24% 1.75% 0.31% 2.66%
Class II Shares
Year Ended December 31,
2021 $ 22 .21 0.22 6.00 6.22 (0.50) (0.19) (0.69) $ 27 .74 28.09% $ 1,971,833,454 0.49% 0.88% 0.56% 10.30%
Year Ended December 31,
2020 $ 19 .52 0.31 3.12 3.43 (0.33) (0.41) (0.74) $ 22 .21 17.85% $ 1,187,285,692 0.50% 1.58% 0.57% 3.97%
Year Ended December 31,
2019 $ 15 .85 0.30 4.50 4.80 (0.34) (0.79) (1.13) $ 19 .52 30.84% $ 891,042,925 0.49% 1.65% 0.56% 5.53%
Year Ended December 31,
2018 $ 17 .46 0.31 (1.08) (0.77) (0.26) (0.58) (0.84) $ 15 .85 (4.87)% $ 648,796,869 0.50% 1.76% 0.57% 3.87%
Year Ended December 31,
2017 $ 14 .99 0.25 2.89 3.14 (0.26) (0.41) (0.67) $ 17 .46 21.22% $ 640,450,407 0.49% 1.50% 0.56% 2.66%
Class IV Shares
Year Ended December 31,
2021 $ 22 .41 0.28 6.06 6.34 (0.55) (0.19) (0.74) $ 28 .01 28.36% $ 260,585,514 0.26% 1.11% 0.26% 10.30%
Year Ended December 31,
2020 $ 19 .68 0.35 3.16 3.51 (0.37) (0.41) (0.78) $ 22 .41 18.12% $ 216,830,249 0.27% 1.81% 0.27% 3.97%
Year Ended December 31,
2019 $ 15 .96 0.35 4.54 4.89 (0.38) (0.79) (1.17) $ 19 .68 31.19% $ 200,443,869 0.27% 1.88% 0.27% 5.53%
Year Ended December 31,
2018 $ 17 .57 0.36 (1.09) (0.73) (0.30) (0.58) (0.88) $ 15 .96 (4.64)% $ 164,483,964 0.27% 1.99% 0.27% 3.87%
Year Ended December 31,
2017 $ 15 .07 0.28 2.92 3.20 (0.29) (0.41) (0.70) $ 17 .57 21.53% $ 186,993,685 0.26% 1.73% 0.26% 2.66%
Class Y Shares
Year Ended December 31,
2021 $ 22 .40 0.30 6.06 6.36 (0.57) (0.19) (0.76) $ 28 .00 28.50% $ 208,957,290 0.15% 1.21% 0.15% 10.30%
Year Ended December 31,
2020 $ 19 .67 0.37 3.16 3.53 (0.39) (0.41) (0.80) $ 22 .40 18.24% $ 2,736,348,642 0.17% 1.91% 0.17% 3.97%
Year Ended December 31,
2019 $ 15 .95 0.36 4.55 4.91 (0.40) (0.79) (1.19) $ 19 .67 31.33% $ 2,747,113,557 0.17% 1.96% 0.17% 5.53%
Year Ended December 31,
2018 $ 17 .56 0.38 (1.09) (0.71) (0.32) (0.58) (0.90) $ 15 .95 (4.54)% $ 2,031,777,667 0.17% 2.09% 0.17% 3.87%
Year Ended December 31,
2017 $ 15 .07 0.30 2.91 3.21 (0.31) (0.41) (0.72) $ 17 .56 21.57% $ 2,482,427,944 0.16% 1.83% 0.16% 2.66%

Index Funds - December 31, 2021 - Financial Highlights - 157
The accompanying notes are an integral part of these financial statements.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

158 - Financial Highlights - December 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Small Cap Index Fund
Class II Shares
Year Ended December 31,
2021 $ 9 .12 0.06 1.23 1.29 (0.08) (0.20) (0.28) $ 10 .13 14.20% $ 282,442,731 0.61% 0.57% 0.68% 32.44%
Year Ended December 31,
2020 $ 8 .07 0.05 1.41 1.46 (0.07) (0.34) (0.41) $ 9 .12 19.32% $ 206,834,796 0.61% 0.75% 0.68% 23.07%
Year Ended December 31,
2019 $ 10 .53 0.10 2.01 2.11 (0.08) (4.49) (4.57) $ 8 .07 24.96% $ 163,601,416 0.61% 1.01% 0.68% 15.35%
Year Ended December 31,
2018 $ 13 .53 0.12 (1.29) (1.17) (0.14) (1.69) (1.83) $ 10 .53 (11.34)% $ 119,577,417 0.61% 0.87% 0.69% 16.54%
Year Ended December 31,
2017 $ 12 .45 0.11 1.60 1.71 (0.11) (0.52) (0.63) $ 13 .53 14.18% $ 125,904,270 0.59% 0.88% 0.66% 18.00%
Class Y Shares
Year Ended December 31,
2021 $ 9 .26 0.08 1.26 1.34 (0.11) (0.20) (0.31) $ 10 .29 14.54% $ 120,964,012 0.27% 0.76% 0.27% 32.44%
Year Ended December 31,
2020 $ 8 .18 0.08 1.43 1.51 (0.09) (0.34) (0.43) $ 9 .26 19.71% $ 248,021,086 0.28% 1.08% 0.28% 23.07%
Year Ended December 31,
2019 $ 10 .60 0.14 2.03 2.17 (0.10) (4.49) (4.59) $ 8 .18 25.40% $ 203,821,307 0.28% 1.34% 0.28% 15.35%
Year Ended December 31,
2018 $ 13 .61 0.15 (1.29) (1.14) (0.18) (1.69) (1.87) $ 10 .60 (11.09)% $ 157,363,149 0.28% 1.12% 0.28% 16.54%
Year Ended December 31,
2017 $ 12 .51 0.15 1.62 1.77 (0.15) (0.52) (0.67) $ 13 .61 14.56% $ 466,406,890 0.26% 1.19% 0.26% 18.00%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2021 - Notes to Financial Statements - 159
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC,
and other affiliated insurance companies. Bond Index and
Small Cap Index are also owned by other series of the Trust
that operate as a fund-of-funds, such as the NVIT Investor
Destinations Funds. International Index and Mid Cap Index
are also owned by other unaffiliated insurance companies and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

160 - Notes to Financial Statements - December 31, 2021 - Index Funds
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Index Funds - December 31, 2021 - Notes to Financial Statements - 161
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 6,077,570 $ – $ 6,077,570
Commercial Mortgage-Backed Securities – 44,007,074 – 44,007,074
Corporate Bonds – 590,475,653 – 590,475,653
Foreign Government Securities – 37,261,248 – 37,261,248
Mortgage-Backed Securities – 621,554,765 – 621,554,765
Municipal Bonds – 17,659,340 – 17,659,340
Repurchase Agreements – 112,624,860 – 112,624,860
Supranational – 31,186,787 – 31,186,787
U.S. Government Agency Securities – 28,153,856 – 28,153,856
U.S. Treasury Obligations – 879,059,787 – 879,059,787
Total Assets $ – $ 2,368,060,940 $ – $ 2,368,060,940
$ – $ – $ – $ –
Liabilities:
Mortgage-Backed Security $ – $ (78,897) $ – $ (78,897)
Total Liabilities $ – $ (78,897) $ – $ (78,897)
Total $ – $ 2,367,982,043 $ – $ 2,367,982,043
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 22,142,378 $ – $ 22,142,378
Air Freight & Logistics – 15,156,337 – 15,156,337
Airlines – 2,174,800 – 2,174,800
Auto Components – 16,240,243 – 16,240,243
Automobiles – 64,165,147 – 64,165,147
Banks – 173,737,752 – 173,737,752
Beverages 1,337,063 41,917,789 – 43,254,852
Biotechnology – 17,780,130 – 17,780,130
Building Products – 26,519,520 – 26,519,520
Capital Markets 264,347 58,911,047 – 59,175,394
Chemicals – 73,489,198 – 73,489,198
Commercial Services & Supplies – 6,845,824 – 6,845,824
Communications Equipment – 7,821,057 – 7,821,057
Construction & Engineering – 14,772,066 – 14,772,066
Construction Materials – 11,437,906 – 11,437,906
Containers & Packaging – 1,584,321 – 1,584,321
Diversified Consumer Services – 629,510 – 629,510
Diversified Financial Services 545,280 17,755,433 – 18,300,713
Diversified Telecommunication Services – 36,126,682 – 36,126,682
Electric Utilities – 37,573,579 – 37,573,579
Electrical Equipment – 40,320,919 – 40,320,919
Electronic Equipment, Instruments &
Components – 37,367,703 – 37,367,703
Energy Equipment & Services – 622,940 – 622,940
Entertainment 3,685,846 13,765,235 – 17,451,081
Equity Real Estate Investment Trusts
(REITs) – 27,984,885 – 27,984,885
Food & Staples Retailing – 29,829,855 – 29,829,855
Food Products – 69,499,164 – 69,499,164
Gas Utilities – 7,503,523 – 7,503,523
Health Care Equipment & Supplies 419,034 47,769,984 – 48,189,018
Health Care Providers & Services – 8,907,398 – 8,907,398
Health Care Technology – 2,609,124 – 2,609,124
Hotels, Restaurants & Leisure 244,941 27,870,273 – 28,115,214

162 - Notes to Financial Statements - December 31, 2021 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Household Durables $ – $ 31,413,806 $ – $ 31,413,806
Household Products – 14,776,978 – 14,776,978
Independent Power and Renewable
Electricity Producers – 1,906,379 – 1,906,379
Industrial Conglomerates 1,316,875 31,223,594 – 32,540,469
Insurance – 96,456,626 – 96,456,626
Interactive Media & Services – 6,260,078 – 6,260,078
Internet & Direct Marketing Retail 397,495 16,777,138 – 17,174,633
IT Services 1,101,216 34,550,824 – 35,652,040
Leisure Products – 4,992,190 – 4,992,190
Life Sciences Tools & Services – 13,197,459 – 13,197,459
Machinery 2,723,488 67,694,107 – 70,417,595
Marine – 7,783,413 – 7,783,413
Media – 10,143,017 – 10,143,017
Metals & Mining – 62,069,309 – 62,069,309
Multiline Retail – 8,667,746 – 8,667,746
Multi-Utilities – 20,074,629 – 20,074,629
Oil, Gas & Consumable Fuels – 68,527,984 – 68,527,984
Paper & Forest Products – 6,784,073 – 6,784,073
Personal Products – 38,691,836 – 38,691,836
Pharmaceuticals 1,050,744 170,405,582 – 171,456,326
Professional Services – 38,086,212 – 38,086,212
Real Estate Management & Development 672,336 28,688,045 – 29,360,381
Road & Rail – 11,872,761 – 11,872,761
Semiconductors & Semiconductor
Equipment – 72,543,394 – 72,543,394
Software 2,213,870 33,166,550 – 35,380,420
Specialty Retail – 14,686,235 – 14,686,235
Technology Hardware, Storage &
Peripherals – 9,660,530 – 9,660,530
Textiles, Apparel & Luxury Goods – 71,326,886 – 71,326,886
Tobacco – 16,458,272 – 16,458,272
Trading Companies & Distributors – 33,342,283 – 33,342,283
Transportation Infrastructure – 9,320,122 – 9,320,122
Water Utilities – 2,370,529 – 2,370,529
Wireless Telecommunication Services – 22,353,448 – 22,353,448
Total Common Stocks $ 15,972,535 $ 2,037,103,757 $ – $ 2,053,076,292
Futures Contracts 344,276 – – 344,276
Repurchase Agreements – 25,024,488 – 25,024,488
Total $ 16,316,811 $ 2,062,128,245 $ – $ 2,078,445,056
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,296,012,207 $ – $ – $ 1,296,012,207
Futures Contracts 291,013 – – 291,013
Repurchase Agreements – 11,810,170 – 11,810,170
Total $ 1,296,303,220 $ 11,810,170 $ – $ 1,308,113,390
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,999,756,024 $ – $ – $ 2,999,756,024
Futures Contracts 267,801 – – 267,801
Repurchase Agreements – 1,362,855 – 1,362,855
Total $ 3,000,023,825 $ 1,362,855 $ – $ 3,001,386,680

Index Funds - December 31, 2021 - Notes to Financial Statements - 163
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 399,766,030 $ – $ – $ 399,766,030
Futures Contracts 11,625 – – 11,625
Repurchase Agreements – 22,174,073 – 22,174,073
Rights   – 99 – 99
Total $ 399,777,655 $ 22,174,172 $ – $ 421,951,827
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended December 31, 2021, Small Cap Index held one rights investment that was categorized as a Level 3 investment which was valued at $0.
During the year ended, December 31, 2021, International Index held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

164 - Notes to Financial Statements - December 31, 2021 - Index Funds
by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 344,276
Total $ 344,276
Mid Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 291,013
Total $ 291,013
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 267,801
Total $ 267,801
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 11,625
Total $ 11,625
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Index Funds - December 31, 2021 - Notes to Financial Statements - 165
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2021
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,423,081
Total $ 2,423,081
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,228,509
Total $ 4,228,509
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 12,340,782
Total $ 12,340,782
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 839,286
Total $ 839,286
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 205,551
Total $ 205,551
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (513,662)
Total $ (513,662)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (350,951)
Total $ (350,951)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (197,291)
Total $ (197,291)

166 - Notes to Financial Statements - December 31, 2021 - Index Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2021, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the year ended December 31, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
International Index
Futures Contracts:
Average Notional Balance Long $ 17,582,235
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 19,503,475
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 53,684,737
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 9,759,126

Index Funds - December 31, 2021 - Notes to Financial Statements - 167
cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred
cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more
joint repurchase agreements (“repo” or collectively “repos”)
collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any
repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
The Bank of New York Mellon or JPMorgan takes possession
of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with
respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Index $ 112,624,860
International Index 25,024,488
Mid Cap Index 11,810,170
S&P 500 Index 1,362,855
Small Cap Index 22,174,073
As of December 31, 2021, the joint repos on a gross basis were as follows:
Bank of America NA, 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $45,000,188, collateralized by U.S. Government
Agency Security, 2.50%, maturing 4/20/2050; total market value $45,900,000.
BofA Securities, Inc., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $44,000,183, collateralized by U.S. Government
Agency Securities, ranging from 0.25% - 6.25%, maturing 1/13/2022 - 10/5/2045; total market value $44,880,430.

168 - Notes to Financial Statements - December 31, 2021 - Index Funds
As of December 31, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Cantor Fitzgerald & Co., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $91,230,899, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.05%, maturing 5/1/2024 - 7/20/2071; total market value $93,055,129.
MetLife, Inc., 0.06%, dated 12/31/2021, due 1/3/2022, repurchase price $148,400,742, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $151,428,824.
NatWest Markets Securities, Inc., 0.05%, dated 12/28/2021, due 1/4/2022, repurchase price $242,502,358, collateralized by U.S.
Government Treasury Securities, ranging from 0.63% - 2.88%, maturing 10/31/2023 - 8/31/2028; total market value $247,352,120.
Pershing LLC, 0.08%, dated 12/31/2021, due 1/3/2022, repurchase price $144,000,960, collateralized by U.S. Government Agency
Securities, ranging from 0.25% - 8.50%, maturing 1/12/2022 - 11/20/2071; total market value $146,880,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Bond Index
Bank of America
NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Bond Index
BofA Securities,
Inc. 7,000,000 – 7,000,000 (7,000,000) –
Bond Index
Cantor Fitzgerald
& Co. 6,624,860 – 6,624,860 (6,624,860) –
Bond Index MetLife, Inc. 32,000,000 – 32,000,000 (32,000,000) –
Bond Index
NatWest Markets
Securities, Inc. 60,000,000 – 60,000,000 (60,000,000) –
Bond Index Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 112,624,860 $ – $ 112,624,860 $ (112,624,860) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
International
Index
Cantor Fitzgerald
& Co. $ 1,024,488 $ – $ 1,024,488 $ (1,024,488) $ –
International
Index MetLife, Inc. 14,000,000 – 14,000,000 (14,000,000) –

Index Funds - December 31, 2021 - Notes to Financial Statements - 169
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
International
Index
NatWest Markets
Securities, Inc. $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Total $ 25,024,488 $ – $ 25,024,488 $ (25,024,488) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Mid Cap Index
Cantor Fitzgerald
& Co. $ 810,170 $ – $ 810,170 $ (810,170) $ –
Mid Cap Index MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Mid Cap Index
NatWest Markets
Securities, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 11,810,170 $ – $ 11,810,170 $ (11,810,170) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
S&P 500 Index
Cantor Fitzgerald
& Co. $ 462,855 $ – $ 462,855 $ (462,855) $ –
S&P 500 Index MetLife, Inc. 400,000 – 400,000 (400,000) –
S&P 500 Index
NatWest Markets
Securities, Inc. 500,000 – 500,000 (500,000) –
Total $ 1,362,855 $ – $ 1,362,855 $ (1,362,855) $ –

170 - Notes to Financial Statements - December 31, 2021 - Index Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
Small Cap Index
Cantor Fitzgerald
& Co. $ 2,174,073 $ – $ 2,174,073 $ (2,174,073) $ –
Small Cap Index MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Small Cap Index
NatWest Markets
Securities, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 22,174,073 $ – $ 22,174,073 $ (22,174,073) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of December 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - December 31, 2021 - Notes to Financial Statements - 171
on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2021 are primarily attributable to paydown reclass, foreign currency gain/loss, investments
in passive foreign investment companies ("PFICs"), and
investments in real estate investment trusts. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31,
2021 may primarily be attributable to amortization, outstanding wash sale loss deferrals, and investments in PFICs. These
reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of December 31, 2021, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ (80,624) $ 80,624
International Index – –
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock

172 - Notes to Financial Statements - December 31, 2021 - Index Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2021, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2022.
f
Effective November 12, 2021, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November
12, 2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory
Fee Rate
Bond Index 0.18%
International Index 0.23
Mid Cap Index 0.20
S&P 500 Index 0.11
Small Cap Index 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34%
Mid Cap Index All Classes 0.30%
S&P 500 Index All Classes 0.21%
Small Cap Index All Classes 0.28%
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index Class I 0.54%
Class II 0.52%

Index Funds - December 31, 2021 - Notes to Financial Statements - 173
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2021, there were no cumulative potential
reimbursements which could be reimbursed to NFA.
Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2021, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned an
aggregate of $3,446,128 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $42,895.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund Amount
Small Cap Index
$ 45,424
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.

174 - Notes to Financial Statements - December 31, 2021 - Index Funds
Effective June 16, 2021, the Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2022:
During the year ended December 31, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I,
Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2022:
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
During the year ended December 31, 2021, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Fund
Distribution Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 40,718
Fund Class I Class II Class IV Class VIII
Bond Index 0.15%  N/A  N/A  N/A
International Index 0.15 0.12%  N/A 0.15%
Mid Cap Index 0.15 0.10  N/A  N/A
S&P 500 Index 0.15 0.15 0.10%  N/A
Small Cap Index  N/A 0.15  N/A  N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 498,765
International Index 491,423
Mid Cap Index 1,291,560
S&P 500 Index 3,269,330
Small Cap Index 385,493
Fund Amount
S&P 500 Index $1,413,465
Small Cap Index 179,895

Index Funds - December 31, 2021 - Notes to Financial Statements - 175
Cross trades for the year ended December 31, 2021 were
executed by certain Funds pursuant to procedures adopted by
the Board of Trustees of the Funds to ensure compliance with
Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines
no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended December 31, 2021, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended December
31, 2021 were as follows:
J
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2021, none of the Funds engaged in
interfund lending.
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Index $ 182,885 $ 1,141,822 $ 689,843
S&P 500 Index 72,373 575,755 870
Small Cap Index 3,697 119,090 26,748
Bond Index
Security Description
Shares/Principal
at December 31,
2021
Market Value
December 31,
2020
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
December 31,
2021
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 105,000 125,476 — — — 459 590 126,525 7,088 —
Amounts designated as "−" are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.
Effective June 16, 2021, the Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2022:
During the year ended December 31, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I,
Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2022:
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
During the year ended December 31, 2021, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Fund
Distribution Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 40,718
Fund Class I Class II Class IV Class VIII
Bond Index 0.15%  N/A  N/A  N/A
International Index 0.15 0.12%  N/A 0.15%
Mid Cap Index 0.15 0.10  N/A  N/A
S&P 500 Index 0.15 0.15 0.10%  N/A
Small Cap Index  N/A 0.15  N/A  N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 498,765
International Index 491,423
Mid Cap Index 1,291,560
S&P 500 Index 3,269,330
Small Cap Index 385,493
Fund Amount
S&P 500 Index $1,413,465
Small Cap Index 179,895

176 - Notes to Financial Statements - December 31, 2021 - Index Funds
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended December 31, 2021, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are
Fund Purchases Sales
Bond Index $ 2,250,667,441 $ 2,402,631,477
International Index 78,486,716 154,062,747
Mid Cap Index 336,207,444 840,659,623
S&P 500 Index 489,784,735 3,207,225,106
Small Cap Index 153,664,181 261,152,912
Fund Purchases Sales
Bond Index $229,871,623 $243,004,371

Index Funds - December 31, 2021 - Notes to Financial Statements - 177
collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

178 - Notes to Financial Statements - December 31, 2021 - Index Funds
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 48,337,443 $ 8,440,944 $ 56,778,387 $ – $ 56,778,387
International Index 62,471,303 – 62,471,303 – 62,471,303
Mid Cap Index 24,292,150 21,379,863 45,672,013 – 45,672,013
S&P 500 Index 65,802,150 29,272,412 95,074,562 – 95,074,562
Small Cap Index 6,719,774 7,447,922 14,167,696 – 14,167,696
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 57,762,550 $ – $ 57,762,550 $ – $ 57,762,550
International Index 48,435,228 49,272,741 97,707,969 – 97,707,969
Mid Cap Index 15,822,988 64,463,604 80,286,592 – 80,286,592
S&P 500 Index 83,839,177 73,075,814 156,914,991 – 156,914,991
Small Cap Index 6,125,143 13,773,957 19,899,100 – 19,899,100
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Index Funds - December 31, 2021 - Notes to Financial Statements - 179
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2021, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2021.
During the year ended December 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 3,619,489 $ 15,681,618 $ 19,301,107 $ – $ – $ 81,953,862 $ 101,254,969
International Index 18,619,852 – 18,619,852 – (80,571,537) 584,779,984 522,828,299
Mid Cap Index 37,577,424 251,777,430 289,354,854 – – 531,187,563 820,542,417
S&P 500 Index 43,935,115 1,715,679,515 1,759,614,630 – – 2,187,158,372 3,946,773,002
Small Cap Index 3,857,444 42,282,125 46,139,569 – – 137,040,516 183,180,085
Amounts designated as "—" are zero or have been rounded to zero.
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,286,028,181 $ 97,352,469 $ (15,398,607) $ 81,953,862
International Index 1,493,835,996 710,792,518 (126,183,458) 584,609,060
Mid Cap Index 776,925,827 555,451,225 (24,263,662) 531,187,563
S&P 500 Index 814,228,308 2,200,504,798 (13,346,426) 2,187,158,372
Small Cap Index 284,911,311 166,081,426 (29,040,910) 137,040,516
Fund Amount
International Index $(80,571,537)
Fund Utilized
International Index $(312,413)

180 - Notes to Financial Statements - December 31, 2021 - Index Funds
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

Index Funds - December 31, 2021 - Report of Independent Registered Public Accounting Firm - 181
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Bond Index Fund, NVIT
International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Bond
Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index
Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of
December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December
31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended
December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

182 - Supplemental Information - December 31, 2021 (Unaudited) - Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various

Index Funds - December 31, 2021 (Unaudited) - Supplemental Information - 183
factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
The Trustees considered that the actual management fee rate
and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds were below the medians of the Fund’s peer
group. The Trustees also noted that the performance of each
Fund, other than NVIT Bond Index Fund, for the three-year
period ending June 30, 2021, was above the median of its peer group, performing in the first or second quintile. As to NVIT Bond
Index Fund, the Trustees considered that, although the Fund
performed in the fourth quintile relative to its peers, the Fund’s return appeared to be within what the Trustees considered to be an acceptable range of the Fund’s benchmark.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.  The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Index 37.60

184 - Supplemental Information - December 31, 2021 (Unaudited) - Index Funds
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2021, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
S&P 500 Index 64.17%
Small Cap Index 43.10
Amounts designated as "—" are zero or have been rounded to zero.
Fund Amount
Bond Index $ 8,440,944
International Index –
Mid Cap Index 21,379,863
S&P 500 Index 29,272,412
Small Cap Index 7,447,922
Amounts designated as "—" are zero or have been rounded to zero.
Fund Amount Per Share
Bond Index $ – $ –
International Index 58,916,927 0.3175
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –
Amounts designated as "—" are zero or have been rounded to zero.
Fund Amount Per Share
Bond Index $ – $ –
International Index 2,831,861 0.0153
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - December 31, 2021 - Management Information - 185
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

186 - Management Information - December 31, 2021 - Index Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - December 31, 2021 - Management Information - 187
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

188 - Market Index Definitions - December 31, 2021 - Index Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - December 31, 2021 - Market Index Definitions - 189
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

190 - Market Index Definitions - December 31, 2021 - Index Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Index Funds - December 31, 2021 - Market Index Definitions - 191
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

192 - Market Index Definitions - December 31, 2021 - Index Funds
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-IDX (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
International Funds
NVIT AllianzGI International Growth Fund
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 24
Statements of Investments 26
Statements of Assets and Liabilities 44
Statements of Operations 48
Statements of Changes in Net Assets 50
Financial Highlights 55
Notes to Financial Statements 61
Report of Independent Registered Public Accounting Firm 81
Supplemental Information 82
Management Information 87
Market Index Definitions 90

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -1.65%
Bloomberg Barclays
Municipal Bond 1.52%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond -0.47%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -5.06%
Bloomberg Barclays U.S.
Aggregate Bond -1.54%
Bloomberg Barclays U.S.
Corporate High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI World ex USA 7.82%
Russell 1000
®
Growth 27.60%
Russell 1000
®
Value 25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT AllianzGI International Growth Fund - December 31, 2021 - Fund Commentary - 3
For the annual period ended December 31, 2021, the NVIT
AllianzGI International Growth Fund Class I returned -1.08%
versus 5.09% for its benchmark, the MSCI ACWI ex U.S.A
Growth Index. For broader comparison, the median return for
the Fund's closest Morningstar
®
peer category, U.S. Insurance
Foreign Large Growth (consisting of 68 Funds as of December
31, 2021), was 8.31% for the same period. Performance for
the Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's Fund
Performance section.
International equities surged over 2021 as the roll-out of
COVID-19 vaccines boosted the outlook for a global recovery
from the pandemic. Better-than-expected corporate earnings
also drove stocks higher. Central banks remained supportive
for much of the year, but rising inflation meant growing pressure to withdraw pandemic-related support measures as the year
progressed.
Volatility increased in the second half of 2021 with the Delta and
Omicron variants raising fears that vaccines would prove less efficacious, derailing the recovery, and seeing major central banks pivoting towards a more hawkish stance in December.
Developed market stocks posted robust gains, but emerging
markets closed the year with flat returns overall.
At a sector level, Energy companies soared as oil prices hit seven-year highs. Real Estate and Technology were also areas of notable strength, despite a rotation out of highly favored new technology companies towards the year-end. In contrast,
defensive sectors such as Consumer Staples and Utilities
lagged the broader market rally, although they still posted
double-digit gains.
As mass vaccinations ramped up early in the year, the cyclical upswing led to a broad value rotation in the first quarter of
2021. The strategy remained fairly robust through the first
round of style headwinds, thanks to excellent fourth quarter and full year 2020 earnings results, particularly numerous
margin beats. Secondly, several performance hotspots like
semiconductor exposure (around 12% of the portfolio at the
time) enjoyed strong demand and surprising positivity, a result of the pandemic-induced focus on digitalization, another area that is well supported by the market and structurally sound
sustainability-linked names like Infineon, Sika, and Assa Abloy.
Through the mid-year, the Fund enjoyed steady outperformance despite a Covid-19 related recovery rotation. Also, sweeping regulatory influence on some of China’s brightest technology stars resulted in their sharp selloff late in July. The Fund had limited exposure to China -- 10.4% as of June 30, 2021 --
reflecting the elevated risks in the region, as the investment team found similarly attractive growth opportunities elsewhere.
By September 17, 2021, the strategy was ahead of the
benchmark by 6.5% year-to-date, before the global selloff that spanned a month or so kicked off. Here, investors responded
to a host of worries, including inflation and potential Federal
Reserve (“Fed”) decisions, the energy crisis, and supply chain troubles. The strategy’s recent underperformance reflects high, sentiment-driven markets currently, as well as the style rotation back to value. This is a difficult environment for the Fund as long-term, structural growth investors.
However, this year’s performance was fundamentally sound
in consideration of earnings seasons that were full of positive surprises, with quarterly headlines ranging from 5% to 10%
revenue and earnings beats plus many full year upgrades. Our best companies have only become stronger.
The strategy is sector and country agnostic, although the
performance attribution shows the overweight to Information
Technology had been supported by strength in this sector.
The underweights to Consumer Discretionary and Real Estate
were also helpful. The overweight to Communication Services
detracted most, while having reduced exposure to Energy and
Materials also detracted.
ASML Holding, a monopolist of equipment essential for
semiconductor production, was the highest conviction position and best contributor to active outperformance, rising in absolute terms by over 66% in 2021. The pandemic fueled digitalization globally, and consequently ASML’s key end clients are planning to spend over $250 billion on capex over the next few years, which will include ASML’s critical equipment. Longer term,
ASML Holding can benefit from recurring servicing revenues
and its product pipeline. SEA, a gaming, eCommerce and
fintech platform for South-East Asia, showed excellent growth, especially in eCommerce, raising fiscal year 2021 guidance
and exciting the market with expansion abroad. Addtech, an
acquisition led industrial business, active in Components,
Energy, Industrial Process, and Power Solutions also had a
strong year and contributed well.
StoneCo, which is a payment distributor in Latin America,
was the main detractor from active performance; having lost
conviction in the investment case over at least the mid-term, we exited the position. Ambu, which creates pioneering single-
use endoscopes, suffered several product delays to two key
product launches and eventually issued a profit warning for
the year. Wix, which creates website development tools, was
also unsupportive, with the pandemic slowing subscriptions
and requiring greater business spending; however, its absolute growth levels and prospects remain compelling.
Considering the major trades, during the year we added the
following four new stocks to the Fund’s portfolio:
Prosus, a South African company in the Consumer Discretionary sector, is a holding company of around 30 diversified online businesses, including all of Naspers’ South African operations. It has a meaningful 29% stake in Tencent, a classified advertising business focusing mostly on emerging markets, and exposure
to payments, fintech and food delivery services. Online retail and education are other growth avenues. Prosus is likely to
grow as a likely beneficiary of rising digitalization.

4 - Fund Commentary - December 31, 2021 - NVIT AllianzGI International Growth Fund
Adyen, a Netherlands company in the Information Technology
sector, was founded in 2006 and is one of the fastest growing and most profitable payments companies worldwide. Clear
structural drivers include the digitalization of payments,
increasingly cashless societies, and ecommerce growth. We
anticipate that Adyen may offer revenue growth of 30% in the coming years, as it already has very high margins of 59%.
Valuations are justified versus tech peers, and as one of the strongest quality growth companies in Europe.
TSMC, a Taiwanese company in the Information Technology
sector, is the leading semiconductor foundry globally, benefitting from the structural rise of semiconductor content and the
continued trend towards outsourcing of manufacturing activities in the industry. TSMC has a long track record of operational excellence and disciplined capital allocation. This is reflected in the high margins and returns on capital that the company has maintained, despite operating in a capital intensive and cyclical industry. The growth outlook has never been stronger, with
management guiding to 10-15% revenue compound annual
growth rate from 2020-25.
BASE, a Japanese Information Technology company, provides
an eCommerce software solution that allows anyone to quickly set up their own online shop. The investment case shows Base having similarities to the early days of Shopify, but it is rather a first mover in the Japanese market. Among Shopify copycats,
BASE demonstrates higher quality. Prior to the Covid-19 boost, gross merchandising volume had been growing at 50-60%
annually, and we believe revenues of over 30% moving forward are possible.
The Fund exited positions in seven stocks:
Canadian National Railway, a Canadian company in the
Industrials sector, was closed mostly due to high valuation. We have higher conviction in upside from other names.
Bank Central Asia, an Indonesian company in the Financials
sector, was exited due to potential disruption risk and relatively lower liquidity; we also felt like there were more compelling opportunities.
Coloplast, a Danish Healthcare company, is a leading intimate healthcare brand, manufacturing high quality products primarily for ostomy and incontinence, as well as wound healing and
skincare. We felt the valuation of Coloplast was elevated and would prefer to add to other areas of the portfolio with greater upside potential.
Temenos, a Swiss company in the Information Technology
sector is a leading software provider to banks who are
increasingly outsourcing it. Temenos created structural growth tailwinds of around 8% per year; however, management’s
execution has caused some disappointment over recent
quarters, and rising competition is also a concern. Generally, we see better alternatives internationally.
TAL Education Group is a Chinese company in the Consumer
Discretionary sector. As a result of sweeping new regulation in
China, afterschool tutoring leaders like TAL Education Group were turned into not-for-profits essentially overnight. The former slow regulatory changes were favorable to our investment case, since increasing regulation tends to favor market leaders and increase their market share. Our surprise was in the delivery of the new policy, which was very much investor unaware. We
closed the position immediately.
Tencent Music Entertainment, a Chinese company in the
Communication Services sector, is a leading digital music
platform. Tencent received a fine of 500,000 Chinese Yuan
for anti-competitive behavior and was forced to give up its
exclusive music licensing rights in the regulatory crackdown.
As a result, our investment case was disrupted, and the Fund exited the position shortly thereafter.
StoneCo, is a Brazilian Information Technology company.
After two profit warnings and having received some worrisome details on several topics (including management quality, the
Lynx acquisition, and credit related concerns) via in depth
market intelligence calls, we simply lost conviction and visibility on the company’s future development. Accordingly, we exited
the position.
The above trades contributed to the relatively low level of
turnover of 20.6% through the year.
The Fund held forty-three stocks as of the end of December
2021. The Fund has become slightly more concentrated,
having held forty-six positions at the end of December 2020.
The main concern for investors recently has been the Fed’s
bond purchase tapering and signaling of rising rates, affecting markets globally. We would highlight that the market backdrop for this remains complex, with inflation hotspots, high energy costs, chip shortages, continued supply chain issues, and
Omicron. We remain confident that over the long-term the
Fund is well positioned to handle all of those uncertain and unpredictable environments successfully. This is supported
by our focus on their moat, pricing power, cash generation
potential and strong balance sheets. Our investments remain
well positioned to expand their market position, and we continue to reinvest in high return growth projects, mainly organically but also via acquisitions. Therefore, strong investment decisions need to factor in much more than just monetary policy moves.
Unfortunately, the market has been very focused here, leading to a Value rotation as we move into 2022. We imagine fourth
quarter earnings results realized in late January and February can provide a reality check of companies’ strength and potential, and at least some relief.
The recent correction is hardly driven by long term worsening fundamentals, but rather short-term flows in reaction to
reopening and inflation. This translates to a move away from profitless, high growth to more expensive and predictable, but potentially lower growth. We remain true to style and approach in all market environments. The current volatility and market

NVIT AllianzGI International Growth Fund - December 31, 2021 - Fund Commentary - 5
pricing in parts of the market are opportunities to build longer term alpha. In summary, this is an excellent environment for stock selection.
The Fund did not hold derivatives during the reporting period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Allianz Global Investors U.S. LLC
Portfolio Managers:
Robert Hofmann, CFA and Tobias Kohls, CFA, FRM
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid,
3) are more vulnerable to adverse business and economic
developments, and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate on specific
sectors or countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-
aggressive investments such as derivatives (which create
investment leverage and are highly volatile). Growth funds may underperform other funds that use different investing styles.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 97.5%
Repurchase Agreements 0.6%
Other assets in excess of liabilities 1.9%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 13.2%
IT Services 13.1%
Internet & Direct Marketing Retail 9.7%
Software 8.4%
Air Freight & Logistics 6.3%
Banks 5.2%
Entertainment 5.2%
Chemicals 4.5%
Health Care Equipment & Supplies 4.4%
Interactive Media & Services 4.1%
Other Industries
#
25.9%
100.0%
Top Holdings
2
ASML Holding NV 6.9%
Sea Ltd., ADR 5.2%
Infineon Technologies AG 4.4%
MercadoLibre , Inc. 4.4%
Wix.com Ltd. 4.3%
Ambu A/S, Class B 4.3%
Netcompany Group A/S 4.2%
HDFC Bank Ltd. 4.1%
Tencent Holdings Ltd. 4.1%
DSV A/S 3.9%
Other Holdings
#
54.2%
100.0%
Top Countries
2
Denmark 13.9%
Netherlands 11.2%
Sweden 9.6%
Germany 9.6%
China 8.2%
Canada 7.5%
Taiwan 7.0%
Switzerland 4.7%
Argentina 4.4%
Israel 4.3%
Other Countries
#
19.6%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

6 - Fund Commentary - December 31, 2021 - NVIT AllianzGI International Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (1.08)% 15.89% 10.98% 3/24/2008
Class II
2
(1.41)% 15.61% 10.69% 3/24/2008
MSCI ACWI ex USA
Growth 5.09% 13.06% 9.13%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.17% 0.97%
Class II 1.42% 1.22%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

NVIT AllianzGI International Growth Fund - December 31, 2021 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT AllianzGI International Growth Fund versus performance of the MSCI ACWI ex USA Growth Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2021 - NVIT Columbia Overseas Value Fund
For the annual reporting period ended December 31, 2021,
the NVIT Columbia Overseas Value Fund Class I returned
10.40% versus 10.89% for its benchmark, the MSCI EAFE
®
Value
*
Index. For broader comparison, the return for the Fund's
closest Morningstar® peer category, U.S. Insurance Foreign
Large Value (consisting of 47 Funds as of December 31,
2021), was 11.31% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's Fund
Performance section.
Security selection within the Information Technology sector
was the largest source of the Fund’s narrow underperformance during the period. Also detracting, but to a lesser degree,
was security selection within the Health Care, Consumer
Discretionary, Consumer Staples and Industrials sectors, as
well as within Spain, Japan and Hong Kong.
French cloud and big-data provider Atos, which dropped
on reports of accounting inconsistencies, was the dominant
individual detractor within the sector and overall portfolio.
Other significant individual detractors included Chinese pork producer WH Group (Smithfield brand in both China and the
U.S.) and British investment broker, TP ICAP. As of period-end, the Fund still owned the names.
Financials, the most heavily weighted sector in both the Fund and the benchmark, was the largest positive contributor during the period, particularly from a security selection perspective.
Security selection within the Communications Services and
Utilities sectors also helped absolute and relative results.
Taiwanese property and casualty insurer Fubon Financial was
the Fund’s top individual performer, followed by Dutch bank
ING and Israeli regional bank Bank Hapoalim. As of period-
end, the Fund still owned the names.
During the period the Fund bought and sold currency contracts to neutralize variances with benchmark exposures resulting
from bottom-up selection and construction. A routine, long-
established risk-control component of the investment process, the use of these derivatives has minimal effect on Fund
performance for the calendar year.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Columbia Management Investment Advisors, LLC
Portfolio Managers:
Fred Copper, CFA; Daisuke Nomoto, CMA (SAAJ)
*
The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed
markets outside of the U.S. & Canada. It is maintained
by MSCI Inc., a provider of investment decision support tools;
the EAFE acronym stands for Europe, Australasia and Far
East. A description of the benchmark can be found on the
Market Index Definitions page at the back of this book.
The Fund is subject to the risks of investing in equity securities
(including small companies and preferred stock). Smaller
companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less
stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have
more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets).
The Fund may invest in more-aggressive investments such as
convertible securities (which change in value as the market
value of the underlying stock fluctuates). The Fund may
concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing
styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.1%
Repurchase Agreements 1.8%
Exchange Traded Fund 0.8%
Forward Currency Contracts
†
(0.0)%
Liabilities in excess of other assets (0.7)%
100.0%
Top Industries
2
Banks 12.9%
Oil, Gas & Consumable Fuels 10.6%
Insurance 8.5%
Pharmaceuticals 7.6%
Diversified Telecommunication Services 4.6%
Food & Staples Retailing 4.4%
Machinery 3.5%
Electronic Equipment, Instruments & Components 3.4%
Diversified Financial Services 3.2%
Paper & Forest Products 3.1%
Other Industries
#
38.2%
100.0%

NVIT Columbia Overseas Value Fund - December 31, 2021 - Fund Commentary - 9
Top Holdings
2
TotalEnergies SE 3.4%
BNP Paribas SA 3.1%
Royal Dutch Shell plc, Class B 2.8%
AXA SA 2.8%
ING Groep NV 2.6%
British American Tobacco plc 2.4%
ORIX Corp. 2.3%
Vodafone Group plc 2.2%
ITOCHU Corp. 2.2%
Alimentation Couche-Tard, Inc. 2.1%
Other Holdings
#
74.1%
100.0%
Top Countries
2
Japan 18.9%
United Kingdom 16.2%
France 13.5%
Netherlands 9.7%
Germany 7.2%
Canada 6.3%
United States 5.0%
Spain 3.0%
Singapore 2.3%
Israel 2.2%
Other Countries
#
15.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

10 - Fund Commentary - December 31, 2021 - NVIT Columbia Overseas Value Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I
2
10.40% 6.21% 5.65% 3/24/2009
Class X 10.58% N/A 21.49% 10/9/2020
Class Z 10.28% N/A 21.22% 10/9/2020
MSCI EAFE Value Index 10.89% 5.34% 5.81%
Expense Ratios
Expense
Ratio
^
Class I 1.04%
Class X 0.90%
Class Z 1.15%
N/A — Not Applicable.
^
Current effective prospectus dated April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class III Shares were renamed Class I Shares.

NVIT Columbia Overseas Value Fund - December 31, 2021 - Fund Commentary - 11
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Columbia Overseas Value Fund versus the MSCI
EAFE Value Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2021 - NVIT Emerging Markets Fund
For the annual reporting period ended December 31, 2021, the
NVIT Emerging Markets Fund Class I returned -7.28% versus
-2.54% for its benchmark, the MSCI
®
Emerging Markets Index
(“MSCI EM”). For broader comparison, the median return for
the Fund's closest Morningstar
®
peer category, U.S. Insurance
Diversified Emerging Markets (consisting of 63 Funds as
of December 31, 2021), was -2.41% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the average annual total return chart in this report's fund performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to two different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers are independent and may appear to be contradictory.
Please note that each subadviser wrote its commentary
to explain the performance of the portion of the Fund that it manages.
The subadvisers for this Fund changed on September 13,
2021. From 1/1/2021-09/12/2021 the Fund was managed
by Aberdeen Standard Investments and Lazard Asset
Management. On 09/24/2021 the Subadvisers changed to
Loomis, Sayles & Company and NS Partners who managed
the Fund from 09/24/2021-12/31/2021. During the period of
09/13/2021-09/23/2021 the Fund was managed by a transition
manager.
The following commentary was provided by Loomis Sayles
& Company, which managed a Sleeve of the Fund from
09/24/2021-12/31/2021:
The three largest contributors to the Sleeve’s performance were
KakoaPay Corp., FSN E-Commerce, and Kweichow Moutai.
The Sleeve invested in KakaoPay, a leading South Korean
fintech platform, by participating in its initial public offering.
KakaoPay has built South Korea’s largest fintech user base
and transaction volumes, leveraging South Korea’s leading
social network KakaoTalk, while still developing new financial products. Unlike many of its peers, the company has been
generating profits. The Sleeve also invested in India’s leading specialty consumer platform FSN E-Commerce (Nykaa) as an
anchor investor in its initial public offering. Nykaa has become the biggest disruptor in India’s Beauty & Personal Care (“BPC”)
space through brand partnerships, user-friendly consumer
digital platform, best in class merchandising, an optimal cost structure and a unique marketing strategy. Kweichow Moutai,
the leading Chinese Baiju company, outperformed due to solid third quarter results, a result of channel reform and product premiumization.
The three main detractors were 21 Vianet Group, MercadoLibre and Totvs S.A. Despite management’s maintaining financial
guidance and 3-year expansion targets, VNET stock fell 48%
during the quarter as sentiment turned very negative on VNET’s chances of entry into the wholesale datacenter market, the
future prospects of Chinese American Depositary Receipts, and concerns on the investability of Chinese technology companies.
Shares of Brazilian companies MercadoLibre and Totvs both
underperformed the broader market as investors priced in
an increasing probability of the re-election of former Brazilian
President Lula da Silva in 2022, and digested a deteriorating
Brazilian macroeconomic outlook. Totvs is transforming from a regional ERP player to a software platform with a fast-growing
CRM segment and niche supply-chain financing software.
Mercadolibre has sustained rapid e-commerce growth and has
maintained market leadership. We have not seen any evidence
of meaningful changes in the medium or long-term fundamental theses of VNET, MercadoLibre, and Totvs.
We take a long-term approach to investing with an ownership
mindset. In the short time since inception, the strategy
underperformed its benchmark due to macro concerns in China
and Brazil. Furthermore, the US Federal Reserve’s signaling
more rate hikes caused a severe sell-off in high growth
companies.
We continue to hold all names except KakaoPay and FSN
E-Commerce as their stock prices rose above our target prices.
The Sleeve did not use derivatives and there were no material liquidity events.
Subadviser:
Loomis Sayles & Company
Portfolio Manager:
Ashish Chugh
The following commentary was provided by NS Partners
Ltd., which managed a Sleeve of the Fund from 09/24/2021-
12/31/2021:
The top sectors, securities and/or countries that detracted
from Sleeve performance during the period relative to the
benchmark were:
Russian Federation - Higher energy prices in Europe
were more than offset by the rising political risk backdrop
centering on the Ukraine. Russian risk premium increased
over the quarter.
China -- Poor security selection in China as growth names
and healthcare holdings came under pressure more than
negating the benefit from the country underweight.
Philippines -- Poor security selection from our largest
holding in the Philippines, Monde Nissin, following a strong year-to-date performance for the company.
21Vianet Group Inc. -- This independent Chinese internet
service and hosting provider that is listed in US was hurt
by concerns over potential forced delisting. The security fell
47.83%, causing a -0.52% impact on the Sleeve’s return.
Yandex NV-A -- This Russian internet platform business
was hit by mounting concerns over the political backdrop

NVIT Emerging Markets Fund - December 31, 2021 - Fund Commentary - 13
regarding Ukraine. The security fell 24.08%, causing a
-0.31% impact on the Sleeve’s return.
Shanghai Baosight Software Co. -- This Chinese industrial
software business helps automate and reduce emissions
in the steel sector. Strong prior year-to-date performance
resulted in profit taking by investors even as reported third quarter results were strong. The security fell 6.55%, causing a -0.29% impact on the Sleeve’s return.
The Sleeve still holds the securities but has reduced exposure to Russia in December.
The top sectors, securities and/or countries that contributed to
Sleeve performance during the period relative to the benchmark were:
Taiwan -- Technology related names that continue to
benefit from growth in high-end electronics as well as 5G
and data center growth globally boosted security selection
in Taiwan in the fourth quarter.
India -- The Sleeve was overweight in Indian securities
that were underpinned by favorable money trends, which
worked well; the Sleeve also was boosted by strong security
selection in the fourth quarter.
Korea, Republic of -- The Sleeve was underweight in
Korea, where money growth has decelerated and where we
reduced cyclical exposure.
Unimicron Technology Corp. -- Unimicron is a manufacturer
of specialized ABF substrate (an essential material in
advanced semiconductor manufacturing.) required for the
increasingly complex semiconductors of modern computing
and communication equipment. Ongoing shortages and
specialization delivered better than expected results in
the fourth quarter. The security return for the period was
76.22%, causing a 0.60% contribution to Sleeve’s return.
Aspeed Technology Inc. -- This company is a fabless
semiconductor chip design house specializing in server
management and benefiting from continued global data
center investment. Increased capex plans by customers
buoyed sentiment for the security during the reporting
period. The security return for the period was 54.41%,
causing a 0.40% contribution to the Sleeve’s return.
Max Healthcare Institute Ltd.-- This private Indian
hospital group had high and improving occupancy rates
and experienced profitability in its portfolio in the Delhi
metropolitan district. The security return for the period was
23%, causing a 0.39% contribution to the Sleeve’s return.
The Sleeve still holds these securities.
The Sleeve did not invest in derivatives during the period.
The Sleeve did not experience any liquidity events that had
a material impact on Sleeve performance during the reporting period.
The following commentary was provided by Aberdeen
Standard Investments which managed a Sleeve of the Fund
from 1/1/2021-9/12/2021:
Entering 2021, it appeared emerging markets were set for
a bumper year. Market optimism lasted only as far as the
middle of February, when U.S. Treasury Yields spiked due
to unexpectedly rising inflation. Emerging markets equities
adjusted sharply as a result. There was a brief renaissance
for emerging market equities in the second quarter of 2021,
as optimism about COVID-19 vaccines temporarily outweighed
inflation fears but was stopped short by debilitating regulations in China in July. Through the remainder of the year, markets oscillated between fear of rising COVID-19 cases and rising
inflation, as both proved more persistent than expected. As a result, bond markets priced in an aggressive tightening cycle from the Federal Reserve. Supply chain disruptions paired with booming goods demand and rising wages all drove inflation
higher. Emerging markets woes were further compounded in
the fourth quarter by the spread of the highly transmissible
Omicron variant of COVID-19.
Over the period, the Sleeve outperformed the return of the MSCI
Emerging Markets Index. Outperformance over the period was
attributed to positive stock selection. At the sector level, stock selection within the Industrials (Pacific Basin Shipping Limited,
SITC International Holdings Co., Ltd.), Consumer Discretionary
(Meituan) and Real Estate (KE Holdings, Inc.) sectors were
the largest contributors to Fund performance. Stock selection in the Communication Services (Autohome, Inc.), Materials
(LG Chem Ltd.) and Financials (Ping An Insurance) sectors
detracted most from Fund performance.
From a country perspective, stock selection contributed most from China (Alibaba Group Holding Ltd., NARI Technology Co.,
Ltd.), Brazil (Vale S.A., B3 S.A.) and Turkey. Stock selection detracted in Korea (SK Hynix Inc., LG Chem Ltd.), South Africa
(Naspers Ltd.) and Taiwan (MediaTek, Inc. – non-holding,
Fubon Financial Holding Co., Ltd. – non-holding).
The top individual contributors to relative Fund performance included Hong Kong dry bulk ship operator Pacific Basin
Shipping Limited, Kazakhstan-based financial company Kaspi.
kz JSC, and Chinese power-grid automation company NARI
Technology Co., Ltd. The top individual detractors from relative performance included Macau-based resort operator Sands
China Ltd., Chinese financial conglomerate Ping An Insurance and Chinese online automobile seller Autohome.
The Sleeve did not hold derivatives during the reporting period.
There were no liquidity events during the reporting period.
Subadviser:
Aberdeen Standard Investments
Portfolio Manager:
Matthew Williams

14 - Fund Commentary - December 31, 2021 - NVIT Emerging Markets Fund
The following commentary was provided by Lazard Asset
Management LLC which managed a Sleeve of the Fund from
1/1/2021-9/12/2021:
Emerging markets equities experienced a somewhat subdued
year in 2021 as the developed world benefited more from global economic rebound and were affected by unusual changes
in Chinese regulations, which acted to depress valuations in some Chinese internet platform company shares. Additionally, geopolitical tensions between Russia and Ukraine, and
tensions in China acted to increase risk and investor concern.
Finally, the U.S. Federal Reserve announced its intention to decrease its policy of quantitative easing, which could reduce liquidity. The MSCI EM Index fell over the year with Eastern
European shares considerably outperforming markets in
Asia and Latin America. Asian share prices were primarily
depressed by changes in regulatory tone towards some of the
leading companies, while Latin American stocks were hit by
worries over Brazilian fiscal management as well as a general leftward move politically.
The elections of two socialist presidents in the Andean region,
Gabriel Boric in Chile, and Pedro Castillo in Peru, resulted in investor discomfort concerning financial policies. Throughout the year, and particularly after the prison release of former
President Lula Ignacio Lula da Silva, additional fiscal spending was planned and extended by the Bolsonaro government in
Brazil as they readied for the election in 2022. This loosening of fiscal policy resulted in several resignations in the Economy
Ministry and currency and market weakness. Mexican equities
proved to be the region’s best performers, aided in large part by
Andres Manuel Lopez Obrador’s midterm election results and
the strong performance of the U.S. market.
China’s market fell by just under 22% over the year, and,
because of large index weighting, it had a disproportionate
effect. The primary factor was a surprising change in the
regulatory tone against several important industries including education, on-line gaming, and luxury goods. Indian shares
performed very well as the economy strengthened and software company shares recorded excellent results, despite a crisis
period in the spring, when COVID-19 infections rose sharply
and many could not get treatment. Taiwanese technology
shares performed relatively well while investor concerns over the memory semiconductor stocks pressured the South Korean
market. Most South East Asian markets took time to recover
as economies were impacted by COVID-19 and vaccines were
not widely available.
By sector, Energy, Utilities, Materials, Information Technology,
Financials, and Industrials all contributed to Sleeve performance.
Consumer Discretionary and Health Care detracted.
Stock selection in the Financials and Communication Services sector was negative, as well as China and Korea.
New Oriental Education, a Chinese provider of private
educational services, declined sharply as regulators took aim at the education industry forcing them to convert to a non-profit.
NCsoft, a Korean gaming company, underperformed as the
launch of its game Trickster M was delayed and on weaker
performance of its Lineage2M game in Japan. An overweight
to Korean electronics company, Samsung, hurt performance
as shares trailed the Index due to a decrease in demand for
mobile products and lower semiconductor earnings.
The Sleeve exited Largan Precision, a designer of optical
lenses in Taiwan; Shenzhen Sunway Communication, a
Chinese manufacturer of mobile terminal antennas; Gruma, a
Mexican corn, flour, and tortilla manufacturing company; and
Ternium, a steel product manufacturer in Argentina.
Strong energy prices and growing optimism over economic
recovery allowed shares in the European, Middle Eastern
and African region to record positive returns. Improving
vaccination rates helped Czech and Hungarian stocks, while
Russian equities were aided by robust profitability and higher energy prices. The Russian market maintained large returns
despite major geopolitical tensions towards the period end, as it amassed troops on the Ukrainian border. An expansionary
eco-nomic policy, in addition to higher crude oil prices proved supportive to Saudi Arabian equities. Unusual monetary policy, including interest rate cuts in a rising inflationary environment, resulted in poor performance in Turkey.
Stock selection in the Materials and Energy Sector was positive, as well as in Indonesia. Over the period, some of the Sleeve’s most significant investments included Realtek Semiconductor, a developer of integrated circuits in Taiwan; Cemex, a building material company in Mexico; and China Mengniu, a dairy
product manufacturer based out of Hong Kong.
Hindalco Industries, an Indian producer and marketer of
aluminum and copper, outperformed as its U.S based
subsidiary Novelis, reported better-than-expected earnings
and announced plans to raise millions in capital to refinance higher-cost bonds. Techtronic, a power equipment provider that manufactures mainly out of China, performed well after strong results for the first half of 2021 reflected resilient demand and the ability to improve margins amidst several cost headwinds.
Korean battery and electronic company, Samsung SDI,
outperformed after on the back of improving margins and an
optimistic outlook on demand for 2022.
Subadviser:
Lazard Asset Management LLC
Portfolio Manager:
Thomas Boyle; Paul Rogers, CFA; and Stephen Russell, CFA
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less
liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting

NVIT Emerging Markets Fund - December 31, 2021 - Fund Commentary - 15
and limited availability of information, all of which are magnified in emerging markets). Some of the Fund’s investments may
subject the Fund to liquidity risk, making the Fund more volatile than other mutual funds. Please refer to the most recent
prospectus for a more detailed explanation of the Fund’s
principal risks.
Each of the Fund’s subadvisers makes investment decisions
independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2021 - NVIT Emerging Markets Fund
Asset Allocation
1
Common Stocks 97.8%
Other assets in excess of liabilities 2.2%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 15.3%
Banks 12.3%
Interactive Media & Services 8.0%
Technology Hardware, Storage & Peripherals 5.6%
Internet & Direct Marketing Retail 4.4%
Insurance 4.2%
Beverages 4.1%
IT Services 3.6%
Hotels, Restaurants & Leisure 3.5%
Thrifts & Mortgage Finance 3.0%
Other Industries 36.0%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 8.0%
Samsung Electronics Co. Ltd. 4.7%
Tencent Holdings Ltd. 4.0%
Alibaba Group Holding Ltd. 3.3%
Housing Development Finance Corp. Ltd. 2.9%
Infosys Ltd. 2.6%
MediaTek , Inc. 2.2%
Unimicron Technology Corp. 1.8%
Contemporary Amperex Technology Co. Ltd., Class
A 1.7%
KB Financial Group, Inc. 1.7%
Other Holdings 67.1%
100.0%
Top Countries
2
China 28.0%
India 17.3%
Taiwan 16.3%
South Korea 11.2%
Thailand 5.2%
Russia 3.3%
Philippines 2.5%
Brazil 2.4%
Indonesia 2.4%
Greece 1.8%
Other Countries 9.6%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

NVIT Emerging Markets Fund - December 31, 2021 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (7.28)% 8.58% 4.30% 8/30/2000
Class II (7.51)% 8.31% 4.04% 8/30/2000
Class D (7.59)% 8.23% 7.21% 7/29/2016
Class Y (7.15)% 8.73% 3.91% 4/30/2014
MSCI Emerging Markets
®
Index (2.54)% 9.87% 5.49%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.18% 1.13%
Class II 1.43% 1.38%
Class D 1.52% 1.47%
Class Y 1.03% 0.98%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2021 - NVIT Emerging Markets Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Emerging Markets Fund versus performance of the
MSCI Emerging Markets
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT International Equity Fund - December 31, 2021 - Fund Commentary - 19
For the annual reporting period ended December 31, 2021, the
NVIT International Equity Fund Class I returned 12.66% versus
7.82% for its benchmark, the MSCI ACWI* ex-USA Index.
For broader comparison, the return for the Fund's closest
Morningstar® peer category, U.S. Insurance Foreign Large
Blend (consisting of 99 Funds as of December 31, 2021), was
10.27% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report's Fund Performance
section.
Non-U.S. equity markets finished 2021 up 7.8%. The vaccine
rollout, which inevitably took time, and successive COVID-19 variants prevented economic normalization in 2021; however,
despite these challenges, economic growth was strong.
Although Omicron, the COVID-19 variant that surfaced in
November, proved to be more infectious than the Delta strain, investors took consolation that it also appeared to be far less virulent. The emergence of new antiviral pills and increased vaccination rates in developed countries also reduced the
fear of another global shutdown. Broad-based supply chain
disruptions hampered the global recovery, creating inflationary pressures on everything from agricultural produce to electronics to medical supplies. Shipping rates have more than doubled in the past five months. After a dip in August, oil prices reached highs not seen since 2014. A signal of the improving economies came from the Federal Reserve, which announced in
December that it would reduce its bond purchases sooner than expected in 2022 and forecast three interest rate increases in
2022. Both the Bank of England and European Central Bank
followed with similar monetary tightening moves. These all
helped to alleviate concerns over inflation and an overheating of the global economy. The Bank of Japan remained an outlier, adhering to its stimulus policies, which sent the yen to multi-
year lows. The prospect of higher interest rates overall, China’s efforts to deflate its property and debt bubbles, and rising commodity prices put a damper on emerging markets equities,
which underperformed developed markets by 15.2% for the
year.
Factor performance saw significant rotation in the first half of
2021. The year began with value measures remaining following the rotation to value in November. Sentiment/momentum also
worked well. Growth measure lagged especially as interest
rates moved higher in the first quarter. As inflation fears began to subside in May, investors returned to favor higher volatility and growth stocks in a pattern reminiscent of much of 2020.
Higher volatility and beta stocks performed well throughout
most of the six-month period unsurprisingly given the strength of the market.
In the second half of 2021, Factor performance was more
consistent and overall positive across all regions, as value measures provided the most reliable source of excess return.
Low volatility stocks were in favor, enjoying their strongest three-month period since 2018 during the fourth quarter.
Quality measures reverted to favor, except companies with less leverage, which underperformed. Sentiment measures fared
well, as stocks with favorable price momentum outperformed.
Growth finished the year weaker due to investors selling stocks in December with growth attributes.
Both stock selection and sector allocation accounted for the outperformance. Selection was favorable in eight of eleven
sectors for the year. Consumer Discretionary and Health Care were the best performing sectors, while Materials, Financials, and Utilities were detractors. Sector positioning was helped by the underweights to the Consumer Staples and Real
Estate sectors, and an overweight to Consumer Discretionary
lagged. Regionally, stock selection was strongest in China and continental Europe, and weakest in the U.K. and Australia.
Stocks that had the greatest positive impact on the year’s
performance included Novo Nordisk, which has outperformed
driven by their strong financials all of 2021 and the initial substantial demand for their obesity drug, Wegovy, in the U.S., which enabled them to raise their outlook for the full year. They also underwent a share buyback program. Evolution AB, the
gaming company benefitted from high consumer demand due
to the global quarantines earlier in 2021 increasing consumer demand. The acquisition of NetEnt was favorably regarded,
broadened its casino game offerings and lowered its operating costs. The company also benefitted from signing an exclusive distribution agreement with Golden Nugget for U.S. distribution of their games in the United States. Yang Ming Marine, Cosco
Shipping and Evergreen Marine: all three shipping companies
benefitted from the port congestion and container shortage.
This has sent shipping rates higher which caused analysts to raise their profit forecasts.
Detractors for the year included Xinyi Glass, which sold off as investors looked to lock in gains after reporting a strong first half
2021. Revenues in the first six months were up 90.3% mainly
due to improvement in all of the group's three glass business divisions in comparison with the low base in the same period in 2020 due to the impact of COVID-19. Samsung sold off over concerns about inventory build-up and oversupply of display
panels, which could force a price drop. The company reported a 3% quarterly drop in revenue for the first quarter but margins remained consistent with expectations. With drop in share price, we continue to find the industry leader attractively valued and are maintaining our overweight position. Hartalega Holdings, one of the largest manufacturers of latex gloves, benefitted from the global supply shortage and increased both supply and prices, which sent the stock soaring during the height of the pandemic. However, as the conclusion of the pandemic loomed
there was a sharp reduction in global demand for latex gloves, which sent shares down. We sold our position.
The Fund did not hold derivatives during the reporting period.
There were no liquidity issues that had any material impact on performance during the reporting period.
Subadviser:
Lazard Asset Management LLC

20 - Fund Commentary - December 31, 2021 - NVIT International Equity Fund
Portfolio Managers:
Taras Ivanenko, Ph.D.; Paul Moghtader; and Susanne
Willumsen
* The MSCI ACWI Index is MSCI’s global equity index, designed to represent performance of large- and mid-cap stocks across
23 developed and 27 emerging markets. As of November 2020,
it covered more than 3,000 constituents across 11 sectors
and approximately 85% of the free float-adjusted market
capitalization in each market. Please see also the description of the benchmark on the Market Index Definitions page at the back of this book.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less
liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund uses both a growth style and
a value style of investing and may underperform other funds
that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

NVIT International Equity Fund - December 31, 2021 - Fund Commentary - 21
Asset Allocation
1
Common Stocks 98.4%
Repurchase Agreements 1.9%
Liabilities in excess of other assets (0.3)%
100.0%
Top Industries
2
Banks 11.0%
Pharmaceuticals 7.8%
Semiconductors & Semiconductor Equipment 6.7%
Oil, Gas & Consumable Fuels 4.7%
Insurance 4.1%
Metals & Mining 3.7%
Technology Hardware, Storage & Peripherals 3.5%
IT Services 3.4%
Wireless Telecommunication Services 2.9%
Capital Markets 2.7%
Other Industries
#
49.5%
100.0%
Top Holdings
2
Roche Holding AG 2.8%
Novo Nordisk A/S, Class B 2.5%
Samsung Electronics Co. Ltd. 2.4%
Allianz SE (Registered) 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.9%
Deutsche Post AG (Registered) 1.6%
Thomson Reuters Corp. 1.6%
ASML Holding NV 1.5%
Imperial Brands plc 1.3%
Tokyo Electron Ltd. 1.3%
Other Holdings
#
81.1%
100.0%
Top Countries
2
Japan 14.2%
China 11.0%
United Kingdom 8.0%
Germany 7.6%
Canada 7.3%
France 6.0%
Switzerland 5.6%
Australia 4.9%
South Korea 4.1%
Taiwan 4.0%
Other Countries
#
27.3%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2021.
2
Percentages indicated are based upon total investments as of December 31, 2021.

22 - Fund Commentary - December 31, 2021 - NVIT International Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 12.66% 9.55% 7.66% 8/30/2000
Class II
2
12.40% 9.28% 7.40% 4/28/2008
MSCI ACWI ex USA 7.82% 9.61% 7.28%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.17% 1.16%
Class II 1.42% 1.41%
^
Current effective prospectus dated April 30, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

NVIT International Equity Fund - December 31, 2021 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT International Equity Fund versus performance of the
MSCI ACWI ex USA Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

24 - Shareholder Expense Example - December 31, 2021 - International Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT AllianzGI International Growth Fund
Class I Shares
Actual
(b)
1,000.00 904.60 4.66 0.97
Hypothetical
(b)(c)
1,000.00 1,020.32 4.94 0.97
Class II Shares
Actual
(b)
1,000.00 903.20 5.85 1.22
Hypothetical
(b)(c)
1,000.00 1,019.06 6.21 1.22
NVIT Columbia Overseas Value Fund
Class I Shares
Actual
(b)
1,000.00 1,003.30 5.15 1.02
Hypothetical
(b)(c)
1,000.00 1,020.06 5.19 1.02
Class X Shares
Actual
(b)
1,000.00 1,004.10 4.45 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class Z Shares
Actual
(b)
1,000.00 1,003.10 5.71 1.13
Hypothetical
(b)(c)
1,000.00 1,019.51 5.75 1.13

International Funds - December 31, 2021 - Shareholder Expense Example - 25
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)
NVIT Emerging Markets Fund
Class I Shares
Actual
(b)
1,000.00 873.00 5.19 1.10
Hypothetical
(b)(c)
1,000.00 1,019.66 5.60 1.10
Class II Shares
Actual
(b)
1,000.00 872.30 6.37 1.35
Hypothetical
(b)(c)
1,000.00 1,018.40 6.87 1.35
Class D Shares
Actual
(b)
1,000.00 872.10 6.79 1.44
Hypothetical
(b)(c)
1,000.00 1,017.95 7.32 1.44
Class Y Shares
Actual
(b)
1,000.00 873.60 4.49 0.95
Hypothetical
(b)(c)
1,000.00 1,020.42 4.84 0.95
NVIT International Equity Fund
Class I Shares
Actual
(b)
1,000.00 988.60 5.66 1.13
Hypothetical
(b)(c)
1,000.00 1,019.51 5.75 1.13
Class II Shares
Actual
(b)
1,000.00 988.20 6.97 1.39
Hypothetical
(b)(c)
1,000.00 1,018.20 7.07 1.39
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - December 31, 2021 - NVIT AllianzGI International Growth Fund
Common Stocks 97.5%
Shares Value ($)
ARGENTINA 4.3%
Internet & Direct Marketing Retail 4.3%
MercadoLibre , Inc. * 10,507 14,167,639
AUSTRALIA 4.0%
Biotechnology 0.7%
CSL Ltd. 11,541 2,443,973
Hotels, Restaurants & Leisure 3.3%
Domino's Pizza Enterprises
Ltd. 123,631 10,619,344
13,063,317
CANADA 7.4%
Food & Staples Retailing 2.0%
Alimentation Couche-Tard,
Inc. 155,364 6,509,579
IT Services 2.5%
Shopify, Inc., Class A * 5,983 8,240,924
Software 2.9%
Constellation Software, Inc. 5,173 9,597,787
24,348,290
CHINA 8.1%
Interactive Media & Services 4.0%
Tencent Holdings Ltd. 224,454 13,167,197
Internet & Direct Marketing Retail 4.1%
Alibaba Group Holding Ltd.,
ADR * 69,916 8,305,321
Prosus NV * 61,874 5,161,114
13,466,435
26,633,632
DENMARK 13.5%
Air Freight & Logistics 3.8%
DSV A/S 53,839 12,440,403
Health Care Equipment & Supplies 4.1%
Ambu A/S, Class B 525,879 13,764,256
Pharmaceuticals 1.6%
Novo Nordisk A/S, Class B 46,455 5,193,426
Software 4.0%
Netcompany Group A/S Reg.
S (a) 126,835 13,524,700
44,922,785
GERMANY 9.4%
Diversified Financial Services 0.4%
GRENKE AG (b) 37,243 1,299,828
Internet & Direct Marketing Retail 1.2%
Zalando SE Reg. S *(a) 49,547 4,017,859
IT Services 1.9%
Bechtle AG (b) 89,643 6,425,936
Semiconductors & Semiconductor Equipment 4.4%
Infineon Technologies AG 308,410 14,300,682
Software 0.7%
SAP SE 16,290 2,326,555
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0.8%
adidas AG 8,928 2,574,845
30,945,705
HONG KONG 2.2%
Insurance 2.2%
AIA Group Ltd. 706,180 7,119,297
INDIA 4.1%
Banks 4.1%
HDFC Bank Ltd. 676,745 13,415,568
IRELAND 2.0%
Building Products 2.0%
Kingspan Group plc 53,434 6,501,284
ISRAEL 4.3%
IT Services 4.3%
Wix.com Ltd. *(b) 89,054 14,051,831
JAPAN 1.8%
Electronic Equipment, Instruments & Components 0.7%
Keyence Corp. 3,628 2,280,061
IT Services 0.5%
BASE, Inc. *(b) 305,343 1,635,508
Trading Companies & Distributors 0.6%
MonotaRO Co. Ltd. 109,558 1,974,594
5,890,163
NETHERLANDS 10.9%
IT Services 3.7%
Adyen NV Reg. S *(a) 4,696 12,285,788
Semiconductors & Semiconductor Equipment 6.7%
ASML Holding NV 28,034 22,353,554
Software 0.5%
Topicus.com, Inc. * 18,004 1,652,449
36,291,791
NEW ZEALAND 2.4%
Air Freight & Logistics 2.4%
Mainfreight Ltd. 124,213 7,993,664
SOUTH AFRICA 1.1%
Banks 1.1%
Capitec Bank Holdings Ltd. 27,098 3,468,478
SWEDEN 9.4%
Building Products 0.6%
Assa Abloy AB, Class B 62,701 1,904,727
Chemicals 2.5%
Hexpol AB 603,830 8,110,823
Electronic Equipment, Instruments & Components 1.5%
Hexagon AB, Class B 309,068 4,865,829
Machinery 2.6%
Atlas Copco AB, Class A 77,671 5,376,661
Epiroc AB, Class A 144,094 3,653,219
9,029,880
Trading Companies & Distributors 2.2%
AddTech AB, Class B 305,471 7,221,014
31,132,273

NVIT AllianzGI International Growth Fund - December 31, 2021 - Statement of Investments - 27
Common Stocks
Shares Value ($)
SWITZERLAND 4.6%
Capital Markets 1.5%
Partners Group Holding AG 2,901 4,782,348
Chemicals 1.9%
Sika AG (Registered) (b) 15,723 6,526,548
Machinery 1.2%
VAT Group AG Reg. S (a) 7,927 3,919,286
15,228,182
TAIWAN 6.9%
Entertainment 5.1%
Sea Ltd., ADR * 75,352 16,856,996
Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 48,115 5,788,716
22,645,712
UNITED KINGDOM 1.1%
Industrial Conglomerates 1.1%
DCC plc 46,204 3,778,278
Total Common Stocks
(cost $224,609,916) 321,597,889
Repurchase Agreements 0.6%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,356,340,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.05%, maturing
5/1/2024 - 7/20/2071;
total market value
$1,383,460.(c)(d) 1,356,334 1,356,334
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase
price $500,005,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$510,004.(c)(d) 500,000 500,000
Total Repurchase Agreements
(cost $1,856,334) 1,856,334
Total Investments
(cost $226,466,250)   — 98.1% 323,454,223
Other assets in excess of liabilities — 1.9% 6,336,848
NET ASSETS — 100.0%
$ 329,791,071
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $33,747,633 which represents 10.23% of net assets.
(b) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $12,995,607, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,856,334 and by
$12,315,371 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/6/2022 –
5/15/2051, a total value of $14,171,705.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$1,856,334.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt

28 - Statement of Investments - December 31, 2021 - NVIT AllianzGI International Growth Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

NVIT Columbia Overseas Value Fund - December 31, 2021 - Statement of Investments - 29
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 0.3%
Health Care Equipment & Supplies 0.3%
Ansell Ltd. (a) 37,662 862,437
AUSTRIA 0.5%
Machinery 0.5%
ANDRITZ AG 25,954 1,337,288
BERMUDA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Teekay Tankers Ltd., Class
A *(a) 119,346 1,300,871
CANADA 6.4%
Food & Staples Retailing 2.2%
Alimentation Couche-Tard,
Inc. 144,142 6,039,390
Metals & Mining 2.1%
Teck Resources Ltd., Class B 103,141 2,972,524
Yamana Gold, Inc. (a) 723,220 3,051,988
6,024,512
Oil, Gas & Consumable Fuels 1.0%
Cameco Corp. 125,629 2,739,968
Paper & Forest Products 1.1%
West Fraser Timber Co. Ltd.
(a) 32,334 3,084,760
17,888,630
FINLAND 2.0%
Paper & Forest Products 2.0%
UPM- Kymmene OYJ 149,511 5,650,532
FRANCE 13.6%
Banks 3.1%
BNP Paribas SA 124,926 8,631,646
Biotechnology 0.0%
†
DBV Technologies SA, ADR
*(a) 37,062 59,299
Construction & Engineering 1.3%
Eiffage SA 34,493 3,557,814
Insurance 2.8%
AXA SA 267,841 7,982,220
IT Services 0.8%
Atos SE 55,354 2,351,071
Oil, Gas & Consumable Fuels 3.5%
TotalEnergies SE 186,458 9,470,348
Pharmaceuticals 2.1%
Sanofi 59,447 5,972,859
38,025,257
GERMANY 7.2%
Automobiles 0.5%
Daimler AG (Registered) 17,250 1,324,625
Chemicals 1.4%
Covestro AG Reg. S (b) 65,202 4,023,284
Machinery 2.6%
Daimler Truck Holding AG * 8,625 317,074
Duerr AG 80,438 3,675,083
KION Group AG 31,295 3,437,936
7,430,093
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 1.6%
E.ON SE 328,563 4,557,634
Pharmaceuticals 0.6%
Bayer AG (Registered) 30,627 1,639,601
Real Estate Management & Development 0.5%
Aroundtown SA 223,432 1,353,296
20,328,533
GREECE 0.3%
Banks 0.3%
Piraeus Financial Holdings
SA * 660,503 969,838
HONG KONG 1.2%
Food Products 1.2%
WH Group Ltd. Reg. S (a)(b) 5,302,877 3,326,335
IRELAND 0.9%
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 32,430 109,289
Hotels, Restaurants & Leisure 0.9%
Flutter Entertainment plc * 14,421 2,275,509
2,384,798
ISRAEL 2.2%
Banks 1.2%
Bank Hapoalim BM 337,223 3,472,589
Diversified Telecommunication Services 1.0%
Bezeq The Israeli
Telecommunication Corp.
Ltd. * 1,642,326 2,716,005
6,188,594
JAPAN 19.0%
Auto Components 0.8%
Koito Manufacturing Co. Ltd. 43,100 2,282,189
Automobiles 1.6%
Toyota Motor Corp. 243,700 4,498,670
Banks 1.5%
Sumitomo Mitsui Financial
Group, Inc. 119,400 4,081,253
Construction & Engineering 0.7%
Kinden Corp. 128,600 1,932,009
Diversified Financial Services 2.2%
ORIX Corp. 315,600 6,441,392
Diversified Telecommunication Services 1.1%
Nippon Telegraph &
Telephone Corp. 109,200 2,985,742
Electronic Equipment, Instruments & Components 1.2%
Daiwabo Holdings Co. Ltd. 215,800 3,452,414
Equity Real Estate Investment Trusts (REITs) 0.3%
Invincible Investment Corp. 2,424 765,858
Food & Staples Retailing 1.7%
MatsukiyoCocokara & Co. 126,200 4,660,792

30 - Statement of Investments - December 31, 2021 - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services 1.1%
Ship Healthcare Holdings,
Inc. (a) 129,600 3,019,764
Household Durables 0.9%
Sony Group Corp. 19,300 2,439,699
Insurance 1.0%
Dai-ichi Life Holdings, Inc. 132,600 2,678,950
IT Services 0.2%
Simplex Holdings, Inc. * 23,900 588,631
Machinery 0.4%
Takuma Co. Ltd. 92,800 1,149,779
Pharmaceuticals 1.4%
Shionogi & Co. Ltd. 16,200 1,144,375
Takeda Pharmaceutical Co.
Ltd. 100,800 2,754,793
3,899,168
Real Estate Management & Development 0.3%
Starts Corp., Inc. (a) 32,800 716,061
Trading Companies & Distributors 2.1%
ITOCHU Corp. 200,200 6,123,487
Wireless Telecommunication Services 0.5%
SoftBank Group Corp. 32,400 1,530,879
53,246,737
NETHERLANDS 9.8%
Banks 3.7%
ABN AMRO Bank NV, CVA
Reg. S (b) 238,144 3,500,888
ING Groep NV 522,298 7,277,973
10,778,861
Electrical Equipment 1.0%
Signify NV Reg. S (b) 57,863 2,667,171
Insurance 2.2%
ASR Nederland NV 131,246 6,034,220
Oil, Gas & Consumable Fuels 2.9%
Royal Dutch Shell plc, Class
B 366,548 8,045,826
27,526,078
NORWAY 1.1%
Food Products 1.1%
Leroy Seafood Group ASA 406,111 3,168,109
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
RUSSIA 0.9%
Banks 0.9%
Sberbank of Russia PJSC,
ADR 126,345 2,022,228
Sberbank of Russia PJSC,
ADR 37,777 594,988
2,617,216
Common Stocks
Shares Value ($)
SINGAPORE 2.3%
Electronic Equipment, Instruments & Components 1.8%
Venture Corp. Ltd. 367,500 4,997,245
Oil, Gas & Consumable Fuels 0.5%
BW LPG Ltd. Reg. S (b) 249,349 1,414,689
6,411,934
SOUTH AFRICA 0.5%
Metals & Mining 0.5%
Sibanye Stillwater Ltd., ADR
(a) 101,704 1,275,368
SOUTH KOREA 1.6%
Food & Staples Retailing 0.7%
GS Retail Co. Ltd. * 72,428 1,848,841
Internet & Direct Marketing Retail 0.3%
Hyundai Home Shopping
Network Corp. 14,565 776,594
Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp. 48,744 1,789,197
4,414,632
SPAIN 3.0%
Banks 1.2%
Banco Santander SA 1,034,810 3,453,918
Construction & Engineering 0.6%
ACS Actividades de
Construccion y Servicios
SA 67,247 1,803,670
Electric Utilities 1.0%
Endesa SA 123,322 2,842,867
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA *(a) 56,027 442,837
8,543,292
SWEDEN 0.8%
Entertainment 0.8%
Stillfront Group AB * 433,424 2,307,570
SWITZERLAND 1.9%
Pharmaceuticals 1.9%
Novartis AG (Registered) 61,524 5,402,810
TAIWAN 1.5%
Insurance 1.5%
Fubon Financial Holding Co.
Ltd. 1,546,200 4,263,238
UNITED KINGDOM 16.3%
Air Freight & Logistics 0.5%
Royal Mail plc 190,923 1,309,693
Banks 0.8%
Barclays plc 932,077 2,369,139
Capital Markets 1.1%
TP ICAP Group plc 1,529,041 3,161,857
Diversified Telecommunication Services 2.7%
BT Group plc 1,081,711 2,473,477
Liberty Global plc, Class C
*(a) 174,969 4,914,880
7,388,357

NVIT Columbia Overseas Value Fund - December 31, 2021 - Statement of Investments - 31
Common Stocks
Shares Value ($)
UNITED KINGDOM
Energy Equipment & Services 0.2%
John Wood Group plc * 261,264 675,515
Household Durables 0.3%
Crest Nicholson Holdings plc 179,268 900,556
Industrial Conglomerates 1.7%
DCC plc 57,441 4,697,170
Insurance 1.1%
Just Group plc * 2,751,505 3,106,693
Media 1.1%
WPP plc 210,759 3,185,706
Oil, Gas & Consumable Fuels 1.3%
BP plc 809,353 3,600,583
Pharmaceuticals 0.6%
AstraZeneca plc, ADR 30,803 1,794,275
Software 0.3%
Micro Focus International plc 129,895 733,205
Tobacco 2.4%
British American Tobacco plc 181,856 6,738,017
Wireless Telecommunication Services 2.2%
Vodafone Group plc 4,125,453 6,153,032
45,813,798
UNITED STATES 4.3%
Biotechnology 0.3%
Insmed , Inc. * 20,716 564,304
Sage Therapeutics, Inc. * 6,161 262,089
826,393
Chemicals 0.4%
Livent Corp. * 44,575 1,086,739
Diversified Financial Services 0.9%
Burford Capital Ltd. (a) 236,204 2,494,314
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. 7,651 1,234,412
Health Care Equipment & Supplies 0.1%
Quotient Ltd. *(a) 98,110 254,105
Oil, Gas & Consumable Fuels 1.2%
Diversified Energy Co. plc
Reg. S 2,297,295 3,245,565
Pharmaceuticals 1.0%
Aerie Pharmaceuticals, Inc.
*(a) 26,484 185,918
Jazz Pharmaceuticals plc *(a) 20,734 2,641,511
2,827,429
11,968,957
Total Common Stocks
(cost $214,938,418) 275,222,852
Exchange Traded Fund 0.8%
Shares Value ($)
UNITED STATES 0.8%
iShares MSCI EAFE Value
ETF (a) 44,229 2,228,699
Total Exchange Traded Fund
(cost $2,192,432) 2,228,699
Repurchase Agreements 1.8%
Principal
Amount ($)
BofA Securities,
Inc., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,000,005,
collateralized by U.S.
Government Agency
Securities, ranging from
0.25% - 6.25%, maturing
1/13/2022 - 10/5/2045;
total market value
$1,020,010.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald &
Co., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $2,968,305,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.05%, maturing
5/1/2024 - 7/20/2071;
total market value
$3,027,658.(c)(d) 2,968,292 2,968,292
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase
price $1,000,010,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$1,020,009.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,968,292) 4,968,292
Total Investments
(cost $222,099,142)   — 100.7% 282,419,843
Liabilities in excess of other assets
— (0.7)% (1,962,245)
NET ASSETS — 100.0%
$ 280,457,598

32 - Statement of Investments - December 31, 2021 - NVIT Columbia Overseas Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $11,827,860, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,968,292 and by
$7,266,587 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/6/2022 –
5/15/2051, a total value of $12,234,879.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $14,932,367 which represents 5.32% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$4,968,292.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of December 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 16,906,000 USD 12,138,593 Goldman Sachs International 2/17/2022 162,797
CHF 3,709,000 USD 4,026,336 Goldman Sachs International 2/17/2022 48,713
DKK 10,601,000 USD 1,614,812 Goldman Sachs International 2/17/2022 9,589
EUR 713,000 USD 807,627 Goldman Sachs International 2/17/2022 4,840
SEK 41,699,000 USD 4,592,806 Goldman Sachs International 2/17/2022 23,440
Total unrealized appreciation 249,379
USD 10,462,766 CAD 13,509,000 Goldman Sachs International 2/17/2022 (216,059)
USD 3,779,187 GBP 2,835,000 Goldman Sachs International 2/17/2022 (57,518)
USD 4,291,176 ILS 13,582,000 Goldman Sachs International 2/17/2022 (78,568)
USD 3,489,930 KRW 4,158,182,000 Goldman Sachs International
**
2/17/2022 (4,627)
USD 1,072,902 SGD 1,464,000 Goldman Sachs International 2/17/2022 (13,181)
USD 4,023,610 TWD 111,454,000 Goldman Sachs International
**
2/17/2022 (4,688)
Total unrealized depreciation (374,641)
Net unrealized depreciation (125,262)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
GBP British pound
ILS Israeli shekel
KRW South Korean won
SEK Swedish krona
SGD Singapore dollar
TWD Taiwan new dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT Emerging Markets Fund - December 31, 2021 - Statement of Investments - 33
Common Stocks 97.8%
Shares Value ($)
ARGENTINA 1.2%
Hotels, Restaurants & Leisure 0.3%
Despegar.com Corp. * 187,142 1,832,120
Internet & Direct Marketing Retail 0.9%
MercadoLibre , Inc. * 3,606 4,862,331
6,694,451
BRAZIL 2.3%
Banks 0.8%
Banco Bradesco SA, ADR 711,211 2,432,342
Itau Unibanco Holding SA,
ADR 745,990 2,797,462
5,229,804
Food & Staples Retailing 0.4%
Atacadao SA 941,499 2,577,824
Interactive Media & Services 0.2%
VTEX, Class A * 84,423 905,015
Road & Rail 0.4%
Localiza Rent a Car SA 217,452 2,072,077
Software 0.5%
TOTVS SA 535,322 2,733,020
13,517,740
CHILE 1.2%
Banks 0.8%
Banco Santander Chile 105,789,152 4,308,223
Chemicals 0.4%
Sociedad Quimica y Minera
de Chile SA, ADR 48,600 2,450,898
6,759,121
CHINA 27.5%
Airlines 1.1%
Spring Airlines Co. Ltd., Class
A * 739,825 6,578,963
Automobiles 1.1%
Geely Automobile Holdings
Ltd. 2,370,000 6,484,677
Banks 1.2%
China Merchants Bank Co.
Ltd., Class H 894,500 6,951,769
Beverages 1.9%
Budweiser Brewing Co. APAC
Ltd. Reg. S (a) 1,105,700 2,900,067
Kweichow Moutai Co. Ltd.,
Class A 11,600 3,730,759
Wuliangye Yibin Co. Ltd.,
Class A 128,400 4,485,383
11,116,209
Diversified Consumer Services 1.0%
China Education Group
Holdings Ltd. Reg. S 3,709,000 6,027,593
Electrical Equipment 1.7%
Contemporary Amperex
Technology Co. Ltd., Class
A 106,500 9,822,222
Common Stocks
Shares Value ($)
CHINA
Food Products 0.5%
China Mengniu Dairy Co.
Ltd. * 481,000 2,726,651
Hotels, Restaurants & Leisure 0.0%
†
Yum China Holdings, Inc. 1 50
Household Durables 1.9%
Haier Smart Home Co. Ltd.,
Class H 1,458,800 6,165,171
Midea Group Co. Ltd., Class
A 423,872 4,901,116
11,066,287
Interactive Media & Services 4.3%
Kuaishou Technology Reg.
S *(a) 130,800 1,208,830
Tencent Holdings Ltd. 391,000 22,937,322
24,146,152
Internet & Direct Marketing Retail 3.4%
Alibaba Group Holding Ltd. * 1,237,100 18,521,807
Baozun , Inc., ADR * 85,812 1,192,787
19,714,594
IT Services 1.0%
GDS Holdings Ltd., ADR * 27,117 1,278,838
Vnet Group, Inc., ADR * 475,428 4,293,115
5,571,953
Life Sciences Tools & Services 1.9%
Hangzhou Tigermed
Consulting Co. Ltd., Class
H Reg. S (a) 247,300 3,141,442
Wuxi Biologics Cayman, Inc.
Reg. S *(a) 660,500 7,850,964
10,992,406
Machinery 0.7%
Sany Heavy Industry Co. Ltd.,
Class A 1,175,500 4,204,704
Real Estate Management & Development 0.5%
ESR Cayman Ltd. Reg. S *(a) 942,400 3,189,844
Semiconductors & Semiconductor Equipment 2.0%
Flat Glass Group Co. Ltd.,
Class H 1,168,000 5,940,559
LONGi Green Energy
Technology Co. Ltd., Class
A 401,200 5,424,923
11,365,482
Software 1.6%
Shanghai Baosight Software
Co. Ltd., Class A 955,876 9,122,517
Textiles, Apparel & Luxury Goods 1.1%
Shenzhou International Group
Holdings Ltd. 334,300 6,427,054
Water Utilities 0.6%
Guangdong Investment Ltd. 2,918,000 3,708,762
159,217,889
FRANCE 0.2%
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis
Vuitton SE 1,167 963,009

34 - Statement of Investments - December 31, 2021 - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
GREECE 1.8%
Hotels, Restaurants & Leisure 1.2%
OPAP SA 480,719 6,820,575
Industrial Conglomerates 0.6%
Mytilineos SA 205,748 3,545,191
10,365,766
HONG KONG 1.2%
Insurance 1.2%
AIA Group Ltd. 712,200 7,179,987
HUNGARY 0.4%
Banks 0.4%
OTP Bank Nyrt . * 47,055 2,404,280
INDIA 16.9%
Automobiles 0.4%
Maruti Suzuki India Ltd. 25,877 2,583,525
Banks 2.1%
HDFC Bank Ltd. 175,375 3,476,576
HDFC Bank Ltd., ADR 46,462 3,023,282
ICICI Bank Ltd., ADR 268,322 5,310,092
11,809,950
Beverages 1.5%
Varun Beverages Ltd. 730,620 8,731,840
Construction & Engineering 1.4%
Larsen & Toubro Ltd. 323,152 8,199,866
Consumer Finance 0.4%
Cholamandalam Investment
and Finance Co. Ltd. 343,996 2,408,367
Diversified Financial Services 0.7%
Bajaj Finserv Ltd. 18,178 4,009,079
Food & Staples Retailing 0.2%
Medplus Health Services
Ltd. * 93,847 1,309,630
Health Care Providers & Services 1.1%
Max Healthcare Institute Ltd.
* 1,068,930 6,363,593
Hotels, Restaurants & Leisure 0.8%
Devyani International Ltd. * 2,202,410 4,856,482
Insurance 0.8%
Star Health & Allied Insurance
Co. Ltd. * 453,664 4,806,959
IT Services 2.7%
Infosys Ltd. 592,180 15,029,312
Real Estate Management & Development 0.7%
Godrej Properties Ltd. * 166,059 4,181,960
Textiles, Apparel & Luxury Goods 0.3%
Titan Co. Ltd. 59,764 2,028,490
Thrifts & Mortgage Finance 2.9%
Housing Development
Finance Corp. Ltd. 477,612 16,544,428
Wireless Telecommunication Services 0.9%
Bharti Airtel Ltd. * 573,629 5,277,574
Common Stocks
Shares Value ($)
INDIA
Wireless Telecommunication Services
Bharti Airtel Ltd. * 34,349 162,952
5,440,526
98,304,007
INDONESIA 2.3%
Banks 1.7%
Bank Central Asia Tbk . PT 7,868,700 3,987,567
Bank Rakyat Indonesia
Persero Tbk . PT 20,765,100 5,985,520
9,973,087
Chemicals 0.5%
Avia Avian Tbk . PT * 47,791,400 3,101,705
Multiline Retail 0.1%
Mitra Adiperkasa Tbk . PT * 7,057,200 351,521
13,426,313
JAPAN 0.1%
Personal Products 0.1%
Shiseido Co. Ltd. 11,300 630,149
KENYA 0.4%
Wireless Telecommunication Services 0.4%
Safaricom plc 6,563,970 2,200,899
MALAYSIA 1.0%
Banks 1.0%
Public Bank Bhd. 5,935,700 5,926,908
PERU 0.4%
Banks 0.2%
Credicorp Ltd. 7,591 926,633
Food & Staples Retailing 0.2%
InRetail Peru Corp. Reg. S (a) 44,555 1,557,198
2,483,831
PHILIPPINES 2.4%
Food Products 1.6%
Monde Nissin Corp. Reg. S
*(a) 28,227,900 8,973,828
Hotels, Restaurants & Leisure 0.4%
Jollibee Foods Corp. 591,980 2,513,548
Industrial Conglomerates 0.4%
Ayala Corp. 157,230 2,562,209
14,049,585
POLAND 0.3%
Textiles, Apparel & Luxury Goods 0.3%
CCC SA * 75,022 1,961,585
RUSSIA 3.2%
Banks 0.7%
Sberbank of Russia PJSC
(Preference) 533,346 1,972,391
TCS Group Holding plc, GDR
Reg. S 24,424 2,055,651
4,028,042
Food & Staples Retailing 0.4%
Magnit PJSC 32,259 2,336,444
Interactive Media & Services 1.0%
Yandex NV, Class A * 95,350 5,768,675

NVIT Emerging Markets Fund - December 31, 2021 - Statement of Investments - 35
Common Stocks
Shares Value ($)
RUSSIA
Oil, Gas & Consumable Fuels 1.1%
Gazprom PJSC 1,425,666 6,502,540
18,635,701
SOUTH AFRICA 0.5%
Banks 0.5%
Capitec Bank Holdings Ltd. 19,176 2,454,481
Metals & Mining 0.0%
†
Anglo American plc 4,585 187,677
2,642,158
SOUTH KOREA 11.0%
Banks 1.6%
KB Financial Group, Inc. 205,434 9,469,560
Interactive Media & Services 2.5%
Kakao Corp. 73,296 6,913,085
NAVER Corp. * 24,769 7,863,375
14,776,460
Pharmaceuticals 0.2%
Yuhan Corp. * 23,520 1,228,311
Semiconductors & Semiconductor Equipment 1.0%
SK Hynix, Inc. 55,327 6,053,424
Technology Hardware, Storage & Peripherals 5.7%
Samsung Electronics Co. Ltd. 402,939 26,453,005
Samsung Electronics Co. Ltd.
(Preference) 97,355 5,827,337
32,280,342
63,808,097
SWITZERLAND 0.8%
Airlines 0.8%
Wizz Air Holdings plc Reg. S
*(a) 85,394 4,852,620
TAIWAN 15.9%
Communications Equipment 1.1%
Accton Technology Corp. 651,000 6,118,584
Electronic Equipment, Instruments & Components 2.3%
Hon Hai Precision Industry
Co. Ltd. 797,000 2,987,932
Unimicron Technology Corp. 1,214,000 10,084,504
13,072,436
Entertainment 0.2%
Sea Ltd., ADR * 5,933 1,327,271
Insurance 0.7%
Cathay Financial Holding Co.
Ltd. 1,897,000 4,274,597
Semiconductors & Semiconductor Equipment 11.6%
ASPEED Technology, Inc. 48,000 6,167,742
MediaTek , Inc. 293,000 12,527,104
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,062,000 45,658,363
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 27,849 3,350,513
67,703,722
92,496,610
Common Stocks
Shares Value ($)
THAILAND 5.1%
Banks 1.1%
Kasikornbank PCL 1,524,600 6,472,806
Beverages 0.6%
Carabao Group PCL, Class F 1,017,300 3,627,456
Hotels, Restaurants & Leisure 0.6%
Minor International PCL * 4,003,500 3,440,721
Oil, Gas & Consumable Fuels 1.7%
PTT Exploration & Production
PCL 1,900,500 6,692,560
PTT PCL 2,950,800 3,348,545
10,041,105
Specialty Retail 0.5%
Home Product Center PCL 6,275,900 2,722,217
Transportation Infrastructure 0.6%
Airports of Thailand PCL * 1,889,000 3,446,042
29,750,347
UNITED KINGDOM 1.3%
Insurance 1.3%
Prudential plc 435,193 7,504,494
UNITED STATES 0.4%
Capital Markets 0.0%
†
MSCI, Inc. 1 613
S&P Global, Inc. 1 472
1,085
Hotels, Restaurants & Leisure 0.1%
Starbucks Corp. 3,330 389,510
Personal Products 0.0%
†
Estee Lauder Cos., Inc.
(The), Class A 1 370
Semiconductors & Semiconductor Equipment 0.3%
ACM Research, Inc., Class
A * 24,300 2,072,061
Software 0.0%
†
Unity Software, Inc. * 1 143
2,463,169
Total Investments
(cost $546,599,612)   — 97.8% 568,238,716
Other assets in excess of liabilities — 2.2% 12,515,827
NET ASSETS — 100.0%
$ 580,754,543

36 - Statement of Investments - December 31, 2021 - NVIT Emerging Markets Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $33,674,793 which represents 5.80% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

NVIT International Equity Fund - December 31, 2021 - Statement of Investments - 37
Common Stocks 98.4%
Shares Value ($)
AUSTRALIA 5.0%
Biotechnology 0.7%
CSL Ltd. 3,202 678,070
Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus 65,468 529,812
Food Products 0.1%
Inghams Group Ltd. (a) 46,952 119,589
Health Care Providers & Services 0.9%
Healius Ltd. 41,767 160,510
Sonic Healthcare Ltd. 23,706 805,246
965,756
Metals & Mining 2.1%
Fortescue Metals Group Ltd.
(a) 54,025 758,089
Newcrest Mining Ltd. 17,381 309,853
Rio Tinto plc 15,992 1,054,373
2,122,315
Specialty Retail 0.7%
Adairs Ltd. 46,065 134,583
JB Hi-Fi Ltd. (a) 9,111 320,387
Nick Scali Ltd. 21,647 241,873
696,843
5,112,385
BELGIUM 0.1%
Diversified Financial Services 0.1%
Sofina SA 259 127,359
BRAZIL 1.7%
Banks 0.1%
Banco Santander Brasil SA 11,600 62,696
Food Products 0.1%
Marfrig Global Foods SA 30,200 119,623
Metals & Mining 0.6%
Vale SA, ADR 44,610 625,432
Oil, Gas & Consumable Fuels 0.9%
Petroleo Brasileiro SA
(Preference) 184,300 935,230
1,742,981
CANADA 7.3%
Auto Components 0.5%
Magna International, Inc. 6,593 533,455
Banks 0.7%
Toronto-Dominion Bank (The) 9,565 733,320
Capital Markets 0.2%
Brookfield Asset
Management, Inc., Class A 3,799 229,421
Equity Real Estate Investment Trusts (REITs) 0.2%
Artis REIT 23,876 225,368
Food & Staples Retailing 0.9%
Alimentation Couche-Tard,
Inc. 20,625 864,165
Loblaw Cos. Ltd. 1,308 107,167
971,332
Insurance 0.2%
Manulife Financial Corp. 8,998 171,502
Common Stocks
Shares Value ($)
CANADA
IT Services 0.8%
CGI, Inc. * 6,423 567,938
Shopify, Inc., Class A * 206 283,638
851,576
Media 0.4%
Cogeco Communications,
Inc. (a) 2,187 174,154
Quebecor, Inc., Class B 9,176 207,103
381,257
Oil, Gas & Consumable Fuels 0.5%
Canadian Natural Resources
Ltd. 4,587 193,822
Tourmaline Oil Corp. 10,954 353,659
547,481
Professional Services 1.7%
Thomson Reuters Corp. 13,654 1,632,824
Road & Rail 0.2%
Canadian Pacific Railway
Ltd. (a) 2,938 211,312
Software 0.5%
Constellation Software, Inc. 293 543,621
Textiles, Apparel & Luxury Goods 0.4%
Gildan Activewear, Inc. 9,215 390,688
Trading Companies & Distributors 0.1%
Finning International, Inc. 4,451 112,177
7,535,334
CHINA 11.0%
Banks 1.4%
Bank of China Ltd., Class H 2,428,000 875,016
Bank of Communications Co.
Ltd., Class H 1,088,000 657,661
1,532,677
Capital Markets 0.3%
China Galaxy Securities Co.
Ltd., Class H 496,000 284,978
Construction & Engineering 0.1%
China Railway Group Ltd.,
Class H 228,000 120,496
Consumer Finance 0.3%
360 DigiTech, Inc., ADR (a) 12,561 288,024
Entertainment 0.7%
NetEase, Inc., ADR 6,639 675,717
Household Durables 0.1%
Q Technology Group Co. Ltd.
Reg. S (a) 93,000 120,305
Independent Power and Renewable Electricity Producers
0.5%
China Longyuan Power
Group Corp. Ltd., Class H 201,000 469,203
Interactive Media & Services 0.7%
Baidu, Inc., ADR * 946 140,755
Tencent Holdings Ltd. 9,600 563,167
703,922

38 - Statement of Investments - December 31, 2021 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 0.9%
Alibaba Group Holding Ltd.,
ADR *(a) 3,877 460,549
JD.com, Inc., ADR * 5,089 356,586
Vipshop Holdings Ltd., ADR * 8,080 67,872
885,007
Machinery 0.2%
Yangzijiang Shipbuilding
Holdings Ltd. 194,200 193,291
Marine 0.7%
COSCO SHIPPING Holdings
Co. Ltd., Class H * 220,349 427,843
SITC International Holdings
Co. Ltd. 71,000 256,985
684,828
Oil, Gas & Consumable Fuels 1.6%
China Petroleum & Chemical
Corp., Class H 1,568,000 730,796
PetroChina Co. Ltd., Class H 2,322,000 1,034,137
1,764,933
Pharmaceuticals 0.5%
CSPC Pharmaceutical Group
Ltd. 427,200 464,190
Real Estate Management & Development 0.3%
China Resources Mixc
Lifestyle Services Ltd. Reg.
S (b) 63,000 293,727
Semiconductors & Semiconductor Equipment 0.5%
Silergy Corp. 3,000 542,045
Specialty Retail 0.7%
China Yongda Automobiles
Services Holdings Ltd. 162,500 217,577
Chow Tai Fook Jewellery
Group Ltd. 102,400 184,189
Zhongsheng Group Holdings
Ltd. 34,500 269,245
671,011
Technology Hardware, Storage & Peripherals 0.3%
Lenovo Group Ltd. 242,000 278,105
Textiles, Apparel & Luxury Goods 1.2%
Bosideng International
Holdings Ltd. (a) 524,000 329,989
Li Ning Co. Ltd. 96,500 1,056,039
1,386,028
11,358,487
DENMARK 3.0%
Banks 0.1%
Jyske Bank A/S (Registered)
* 2,141 110,285
Marine 0.4%
AP Moller - Maersk A/S,
Class B 114 409,139
Pharmaceuticals 2.5%
Novo Nordisk A/S, Class B 22,690 2,536,623
3,056,047
Common Stocks
Shares Value ($)
FINLAND 0.8%
Banks 0.4%
Nordea Bank Abp 40,197 489,535
Machinery 0.4%
Valmet OYJ 9,038 384,775
874,310
FRANCE 6.0%
Aerospace & Defense 0.2%
Airbus SE * 1,343 171,520
Auto Components 1.0%
Cie Generale des
Etablissements Michelin
SCA 6,392 1,047,765
Banks 1.0%
BNP Paribas SA 15,872 1,096,660
Building Products 0.5%
Cie de Saint-Gobain 6,674 469,452
Chemicals 0.2%
Arkema SA 1,484 209,308
Construction & Engineering 0.3%
Vinci SA 3,250 344,350
Electric Utilities 1.0%
Electricite de France SA 84,346 991,217
Food & Staples Retailing 0.2%
Carrefour SA 10,846 198,790
Hotels, Restaurants & Leisure 0.5%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 522,277
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 179 98,033
Personal Products 0.6%
L'Oreal SA 1,361 645,171
Textiles, Apparel & Luxury Goods 0.4%
Hermes International 110 192,079
Kering SA 299 239,916
431,995
6,226,538
GERMANY 7.6%
Air Freight & Logistics 1.6%
Deutsche Post AG
(Registered) 25,404 1,635,174
Auto Components 0.1%
Schaeffler AG (Preference) 11,006 91,291
Automobiles 1.0%
Bayerische Motoren Werke
AG 1,027 103,493
Daimler AG (Registered) 5,766 442,770
Volkswagen AG (Preference) 2,224 449,447
995,710
Capital Markets 0.6%
Deutsche Bank AG
(Registered) * 47,020 590,177

NVIT International Equity Fund - December 31, 2021 - Statement of Investments - 39
Common Stocks
Shares Value ($)
GERMANY
Chemicals 0.2%
Covestro AG Reg. S (b) 3,160 194,988
Industrial Conglomerates 0.2%
Rheinmetall AG 2,529 239,175
Insurance 1.9%
Allianz SE (Registered) 8,634 2,041,246
Machinery 0.1%
Daimler Truck Holding AG * 2,883 105,985
Marine 0.3%
Hapag-Lloyd AG Reg. S (a)
(b) 864 271,746
Pharmaceuticals 1.1%
Merck KGaA 4,349 1,124,361
Software 0.5%
SAP SE 3,722 531,580
7,821,433
GREECE 0.1%
Banks 0.1%
National Bank of Greece SA * 33,600 112,140
HONG KONG 1.2%
Building Products 0.8%
Xinyi Glass Holdings Ltd. 319,000 798,769
Machinery 0.3%
Techtronic Industries Co. Ltd. 13,000 258,774
Marine 0.1%
Orient Overseas International
Ltd. 6,000 147,203
1,204,746
INDIA 3.6%
Aerospace & Defense 0.1%
Bharat Electronics Ltd. 47,253 133,468
Banks 0.9%
Bank of Baroda * 275,201 303,446
ICICI Bank Ltd. 40,469 400,876
State Bank of India, GDR
Reg. S 3,438 211,387
915,709
Capital Markets 0.2%
Indian Energy Exchange Ltd.
Reg. S (b) 57,393 194,983
Chemicals 0.3%
SRF Ltd. 9,149 297,890
IT Services 2.1%
Infosys Ltd., ADR 28,860 730,447
Larsen & Toubro Infotech Ltd.
Reg. S (b) 2,388 235,314
Persistent Systems Ltd. 2,552 168,306
Tata Consultancy Services
Ltd. 4,584 230,563
Wipro Ltd., ADR 81,161 792,131
2,156,761
3,698,811
Common Stocks
Shares Value ($)
INDONESIA 0.5%
Automobiles 0.3%
Astra International Tbk. PT 637,200 254,562
Diversified Telecommunication Services 0.2%
Telkom Indonesia Persero
Tbk. PT 750,000 214,274
468,836
ISRAEL 0.8%
Banks 0.4%
Bank Leumi Le-Israel BM 35,973 386,536
Marine 0.3%
ZIM Integrated Shipping
Services Ltd. 6,002 353,278
Media 0.1%
Perion Network Ltd. * 5,274 126,840
866,654
ITALY 0.4%
Banks 0.2%
Banco BPM SpA 55,601 166,683
IT Services 0.2%
Reply SpA 1,330 268,472
435,155
JAPAN 14.2%
Automobiles 0.4%
Isuzu Motors Ltd. 7,900 98,292
Toyota Motor Corp. 19,000 350,737
449,029
Banks 1.3%
77 Bank Ltd. (The) 7,900 91,695
Japan Post Bank Co. Ltd. (a) 61,200 561,329
Mizuho Financial Group, Inc. 15,300 194,604
Nishi-Nippon Financial
Holdings, Inc. 31,700 205,029
Resona Holdings, Inc. 25,900 100,744
Sumitomo Mitsui Financial
Group, Inc. 4,100 140,144
1,293,545
Building Products 0.6%
AGC, Inc. (a) 5,900 281,616
Daikin Industries Ltd. 1,300 294,911
576,527
Chemicals 1.2%
Kaneka Corp. 3,000 98,465
Nitto Denko Corp. 1,600 123,670
Shin-Etsu Chemical Co. Ltd. 2,900 502,265
Sumitomo Chemical Co. Ltd. 135,500 638,531
1,362,931
Consumer Finance 0.1%
Credit Saison Co. Ltd. 8,200 86,194
Diversified Financial Services 0.9%
ORIX Corp. 44,300 904,162
Electric Utilities 0.1%
Hokkaido Electric Power Co.,
Inc. 34,100 151,939

40 - Statement of Investments - December 31, 2021 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
JAPAN
Electrical Equipment 0.7%
Mitsubishi Electric Corp. 59,900 759,570
Entertainment 0.6%
Nintendo Co. Ltd. 1,300 606,369
Food Products 0.2%
Ajinomoto Co., Inc. 5,200 158,097
Health Care Equipment & Supplies 0.2%
Hoya Corp. 1,100 163,102
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. (a) 4,000 177,001
Household Durables 1.2%
Iida Group Holdings Co. Ltd. 22,300 517,371
Panasonic Corp. 64,000 703,907
1,221,278
Independent Power and Renewable Electricity Producers
0.4%
Electric Power Development
Co. Ltd. 31,300 415,521
Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc. 13,400 101,742
Insurance 1.2%
Dai-ichi Life Holdings, Inc. 49,300 996,020
Japan Post Holdings Co.
Ltd. * 26,700 208,395
1,204,415
Machinery 0.4%
Amada Co. Ltd. 37,800 374,348
Media 0.1%
SKY Perfect JSAT Holdings,
Inc. 35,400 129,261
Real Estate Management & Development 0.4%
Daiwa House Industry Co.
Ltd. 13,700 394,016
Semiconductors & Semiconductor Equipment 1.5%
Disco Corp. 1,100 336,187
Tokyo Electron Ltd. 2,300 1,316,647
1,652,834
Specialty Retail 0.3%
DCM Holdings Co. Ltd. 14,000 129,626
EDION Corp. (a) 15,500 144,593
274,219
Technology Hardware, Storage & Peripherals 0.4%
FUJIFILM Holdings Corp. 5,800 429,947
Tobacco 0.3%
Japan Tobacco, Inc. (a) 13,800 278,239
Wireless Telecommunication Services 1.4%
KDDI Corp. 13,100 382,898
SoftBank Corp. 89,900 1,136,815
1,519,713
14,683,999
Common Stocks
Shares Value ($)
MALAYSIA 0.3%
Chemicals 0.2%
Petronas Chemicals Group
Bhd. 91,000 194,863
Industrial Conglomerates 0.1%
Sime Darby Bhd. 196,500 109,431
304,294
MEXICO 0.6%
Beverages 0.3%
Coca-Cola Femsa SAB de
CV, ADR 5,635 308,742
Wireless Telecommunication Services 0.3%
America Movil SAB de CV
Series L 247,500 262,180
570,922
NETHERLANDS 3.6%
Insurance 0.8%
NN Group NV 15,814 854,690
IT Services 0.2%
Adyen NV Reg. S *(b) 91 238,076
Oil, Gas & Consumable Fuels 0.5%
Royal Dutch Shell plc, Class
A 22,623 496,392
Professional Services 0.6%
Wolters Kluwer NV 4,984 585,797
Semiconductors & Semiconductor Equipment 1.5%
ASML Holding NV 1,972 1,572,420
3,747,375
PHILIPPINES 0.1%
Banks 0.1%
BDO Unibank, Inc. 40,720 96,378
POLAND 0.1%
Electric Utilities 0.1%
PGE Polska Grupa
Energetyczna SA * 56,514 113,241
RUSSIA 2.0%
Beverages 1.0%
Coca-Cola HBC AG * 28,486 982,088
Oil, Gas & Consumable Fuels 1.0%
Gazprom PJSC, ADR 21,889 201,564
Lukoil PJSC, ADR 3,512 315,378
Lukoil PJSC, ADR 1,323 118,072
Rosneft Oil Co. PJSC, GDR
Reg. S 54,182 435,800
1,070,814
2,052,902
SAUDI ARABIA 0.4%
Chemicals 0.1%
Saudi Basic Industries Corp. 3,057 94,364
Health Care Providers & Services 0.3%
Dr Sulaiman Al Habib Medical
Services Group Co. 6,711 288,546
382,910

NVIT International Equity Fund - December 31, 2021 - Statement of Investments - 41
Common Stocks
Shares Value ($)
SINGAPORE 0.2%
Banks 0.2%
DBS Group Holdings Ltd. 8,600 208,217
SOUTH AFRICA 1.4%
Metals & Mining 0.9%
Anglo American Platinum Ltd. 1,025 116,738
Anglo American plc 17,774 727,541
Impala Platinum Holdings Ltd. 10,002 141,267
985,546
Specialty Retail 0.1%
Motus Holdings Ltd. 14,778 102,092
Wireless Telecommunication Services 0.4%
Vodacom Group Ltd. 43,874 370,031
1,457,669
SOUTH KOREA 4.1%
Automobiles 0.4%
Kia Corp. * 5,731 393,452
Banks 1.1%
Hana Financial Group, Inc. 31,138 1,096,531
Electronic Equipment, Instruments & Components 0.3%
Samsung Electro-Mechanics
Co. Ltd. * 1,752 290,798
Technology Hardware, Storage & Peripherals 2.3%
Samsung Electronics Co. Ltd. 37,413 2,456,169
4,236,950
SPAIN 0.6%
Banks 0.1%
Banco Santander SA 30,396 101,454
Electric Utilities 0.5%
Iberdrola SA 41,928 491,332
592,786
SWEDEN 1.3%
Communications Equipment 0.5%
Telefonaktiebolaget LM
Ericsson, Class B 48,970 537,879
Household Durables 0.2%
Electrolux AB, Class B
Series B (a) 10,376 250,842
Machinery 0.5%
Husqvarna AB, Class B 30,222 481,184
Metals & Mining 0.1%
SSAB AB, Class B * 21,235 106,479
1,376,384
SWITZERLAND 5.6%
Building Products 0.8%
Geberit AG (Registered) 1,007 819,748
Capital Markets 1.4%
Credit Suisse Group AG
(Registered) 13,741 133,277
Partners Group Holding AG 254 418,723
Swissquote Group Holding
SA (Registered) 977 214,439
UBS Group AG (Registered) 39,557 709,974
1,476,413
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0.1%
Nestle SA (Registered) 1,075 150,276
Pharmaceuticals 2.9%
Roche Holding AG 6,927 2,871,487
Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA
(Registered) 5,326 445,772
5,763,696
TAIWAN 4.0%
Electronic Equipment, Instruments & Components 1.0%
Delta Electronics, Inc. 48,000 477,160
Nan Ya Printed Circuit Board
Corp. 19,000 389,705
Unimicron Technology Corp. 18,000 149,523
1,016,388
Semiconductors & Semiconductor Equipment 3.0%
Himax Technologies, Inc.,
ADR (a) 18,469 295,319
MediaTek, Inc. 13,000 555,810
Taiwan Semiconductor
Manufacturing Co. Ltd. 89,000 1,970,706
United Microelectronics Corp. 51,000 119,152
Vanguard International
Semiconductor Corp. 31,000 177,071
3,118,058
4,134,446
THAILAND 0.2%
Banks 0.1%
Krung Thai Bank PCL 278,500 109,300
Specialty Retail 0.1%
Com7 PCL, Class F 57,600 140,878
250,178
TURKEY 0.5%
Banks 0.4%
Turkiye Garanti Bankasi A/S 443,636 377,978
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri
A/S 75,828 103,347
481,325
UNITED ARAB EMIRATES 0.2%
Real Estate Management & Development 0.2%
Aldar Properties PJSC 164,274 178,404
UNITED KINGDOM 8.1%
Banks 2.3%
Barclays plc 360,236 915,642
HSBC Holdings plc 39,934 241,645
Lloyds Banking Group plc 319,778 206,155
Natwest Group plc 180,417 549,748
Standard Chartered plc 90,822 548,914
2,462,104
Food Products 0.3%
Tate & Lyle plc 34,560 308,845
Media 0.2%
Future plc 3,225 166,997

42 - Statement of Investments - December 31, 2021 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Multiline Retail 0.5%
Next plc 4,881 537,022
Personal Products 1.1%
Unilever plc 20,493 1,097,412
Pharmaceuticals 1.1%
GlaxoSmithKline plc 50,297 1,093,664
Specialty Retail 0.6%
Halfords Group plc 21,955 102,705
Kingfisher plc 66,086 302,151
Pets at Home Group plc 27,431 172,496
577,352
Tobacco 1.3%
Imperial Brands plc 62,530 1,367,369
Wireless Telecommunication Services 0.7%
Vodafone Group plc 475,975 709,907
8,320,672
UNITED STATES 1.8%
Automobiles 0.3%
Stellantis NV (a) 18,837 357,039
Construction Materials 0.6%
James Hardie Industries plc
CHDI 14,416 580,244
Electrical Equipment 0.7%
Schneider Electric SE 3,507 687,544
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc 7,069 204,365
1,829,192
Total Common Stocks
(cost $85,710,416) 101,423,156
Repurchase Agreements 1.9%
Principal
Amount ($)
Bank of America
NA, 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $1,000,005,
collateralized by U.S.
Government Agency
Security, 2.50%, maturing
4/20/2050; total market
value $1,020,000.(c)(d) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.05%, dated
12/31/2021, due
1/3/2022, repurchase
price $421,795,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.05%, maturing
5/1/2024 - 7/20/2071;
total market value
$430,228.(c)(d) 421,792 421,792
NatWest Markets
Securities, Inc., 0.05%,
dated 12/28/2021, due
1/4/2022, repurchase
price $500,005,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 2.88%, maturing
10/31/2023 - 8/31/2028;
total market value
$510,004.(c)(d) 500,000 500,000
Total Repurchase Agreements
(cost $1,921,792) 1,921,792
Total Investments
(cost $87,632,208)   — 100.3% 103,344,948
Liabilities in excess of other assets
— (0.3)% (307,726)
NET ASSETS — 100.0%
$ 103,037,222

NVIT International Equity Fund - December 31, 2021 - Statement of Investments - 43
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2021. The total value of securities on
loan as of December 31, 2021 was $4,186,700, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,921,792 and by
$2,491,142 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 1/6/2022 –
8/15/2051, a total value of $4,412,934.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2021
was $1,951,111 which represents 1.89% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2021 was
$1,921,792.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

44 - Statements of Assets and Liabilities - December 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Assets:
Investment securities, at value
*
$ 321,597,889 $ 277,451,551
Repurchase agreements, at value 1,856,334 4,968,292
Cash 7,994,980 —
Foreign currencies, at value 4,643 —
Interest and dividends receivable 30,600 622,856
Security lending income receivable 6,225 3,041
Receivable for investments sold — 2,701,600
Receivable for capital shares issued 95,657 360,497
Reclaims receivable 1,223,810 2,067,108
Unrealized appreciation on forward foreign currency contracts (Note
2) — 249,379
Receivable for reimbursement from investment adviser (Note 3) 18,642 —
Prepaid expenses 5 316
Total Assets 332,828,785 288,424,640
Liabilities:
Payable for investments purchased — 2,083,882
Payable for capital shares redeemed 407,581 13,782
Foreign currency overdraft payable (Note 2) — 6,250
Unrealized depreciation on forward foreign currency contracts (Note
2) — 374,641
Payable upon return of securities loaned (Note 2) 1,856,334 4,968,292
Accrued expenses and other payables:
Investment advisory fees 217,485 183,863
Fund administration fees 35,462 71,240
Distribution fees 47,076 42,472
Administrative servicing fees 42,673 9,737
Accounting and transfer agent fees 122 624
Trustee fees 565 85
Due to custodian — 41,766
Deferred capital gain country tax 321,953 —
Custodian fees 226 25,530
Compliance program costs (Note 3) 315 320
Professional fees 24,755 20,490
Printing fees 62,516 25,693
Other 20,651 98,375
Total Liabilities 3,037,714 7,967,042
Net Assets $ 329,791,071 $ 280,457,598
* Includes value of securities on loan (Note 2) 12,995,607 11,827,860
Cost of investment securities 224,609,916 217,130,850
Cost of repurchase agreements 1,856,334 4,968,292
Cost of foreign currencies 4,620 —
Proceeds of foreign currency overdraft — 6,266
Represented by:
Capital $ 224,280,487 $ 254,550,332
Total distributable earnings (loss) 105,510,584 25,907,266
Net Assets $ 329,791,071 $ 280,457,598

International Funds - December 31, 2021 - Statements of Assets and Liabilities - 45
NVIT Emerging Markets
Fund
NVIT International Equity
Fund
$ 568,238,716 $ 101,423,156
— 1,921,792
6,559,507 1,285,981
5,861,686 —
997,978 164,987
— 1,225
— —
305,319 56,661
58,220 304,588
— —
— —
270 85
582,021,696 105,158,475
— —
3,845 14,057
— 209
— —
— 1,921,792
422,361 67,735
43,898 30,458
28,869 9,781
41,625 14,834
324 140
247 3
— —
624,861 18,981
39,351 52
528 90
21,973 22,692
31,922 17,581
7,349 2,848
1,267,153 2,121,253
$ 580,754,543 $ 103,037,222
— 4,186,700
546,599,612 85,710,416
— 1,921,792
5,800,690 —
— 172
$ 583,949,948 $ 75,889,129
(3,195,405) 27,148,093
$ 580,754,543 $ 103,037,222

46 - Statements of Assets and Liabilities - December 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Net Assets:
Class I Shares $ 103,198,797 $ 32,733,357
Class II Shares 226,592,274 —
Class D Shares — —
Class X Shares — 43,911,027
Class Y Shares — —
Class Z Shares — 203,813,214
Total $ 329,791,071 $ 280,457,598
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 8,930,885 2,821,016
Class II Shares 19,774,028 —
Class D Shares — —
Class X Shares — 3,813,944
Class Y Shares — —
Class Z Shares — 17,713,309
Total 28,704,913 24,348,269
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .56 $ 11 .60
Class II Shares $ 11 .46 $ —
Class D Shares $ — $ —
Class X Shares $ — $ 11 .51
Class Y Shares $ — $ —
Class Z Shares $ — $ 11 .51
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - December 31, 2021 - Statements of Assets and Liabilities - 47
NVIT Emerging Markets
Fund
NVIT International Equity
Fund
$ 60,014,608 $ 56,157,883
107,438,425 46,879,339
28,779,399 —
— —
384,522,111 —
— —
$ 580,754,543 $ 103,037,222
4,367,842 4,404,079
7,947,756 3,712,031
2,134,109 —
— —
27,957,407 —
— —
42,407,114 8,116,110
$ 13 .74 $ 12 .75
$ 13 .52 $ 12 .63
$ 13 .49 $ —
$ — $ —
$ 13 .75 $ —
$ — $ —

48 - Statements of Operations - For the Year Ended December 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,592,683 $ 11,182,530
Income from securities lending (Note 2) 95,603 137,316
Interest income 5,437 —
Income from non-cash dividends — —
Foreign tax withholding (146,982) (1,076,455)
Total Income 1,546,741 10,243,391
EXPENSES:
Investment advisory fees 2,405,696 2,200,367
Fund administration fees 166,592 187,049
Distribution fees Class II Shares 417,916 —
Distribution fees Class D Shares — —
Distribution fees Class Z Shares — 526,457
Administrative servicing fees Class I Shares 173,287 57,684
Administrative servicing fees Class II Shares 250,751 —
Administrative servicing fees Class D Shares — —
Administrative servicing fees Class X Shares — 4,408
Administrative servicing fees Class Z Shares — 21,053
Professional fees 71,080 58,866
Printing fees 15,039 102,887
Trustee fees 8,452 8,539
Custodian fees 1,330 4,509
Accounting and transfer agent fees 13,303 19,833
Compliance program costs (Note 3) 739 172
Other 13,946 3,264
Total expenses before fees waived and expenses reimbursed 3,538,131 3,195,088
Investment advisory fees waived (Note 3) (163,957) —
Investment advisory fees voluntarily waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) (208,754) (31,704)
Net Expenses 3,165,420 3,163,384
NET INVESTMENT INCOME/(LOSS) (1,618,679) 7,080,007
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 11,163,260 23,127,710
Settlement of forward foreign currency contracts (Note 2) — (462,979)
Foreign currency transactions (Note 2) (158,109) (5,342)
Net realized gains (losses) 11,005,151 22,659,389
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (20,587,752) 198,431
Forward foreign currency contracts (Note 2) — (205,694)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (70,908) (153,467)
Net change in unrealized appreciation/depreciation (20,658,660) (160,730)
Net realized/unrealized gains (losses) (9,653,509) 22,498,659
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (11,272,188) $ 29,578,666
† Net of capital gain country taxes $ (17,889) $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 159,831 $ —
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - For the Year Ended December 31, 2021 - Statements of Operations - 49
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
$ 11,847,572 $ 4,001,479
33,389 25,555
— 583
630,300 —
(1,454,556) (363,635)
11,056,705 3,663,982
5,625,235 845,499
228,731 109,939
167,649 121,477
86,726 —
— —
99,859 85,644
100,590 72,887
83,257 —
— —
— —
85,798 55,885
38,267 22,062
16,842 3,012
78,283 5,571
15,510 7,700
2,109 379
15,979 1,229
6,644,835 1,331,284
(358,142) (10,570)
(126,619) —
— —
6,160,074 1,320,714
4,896,631 2,343,268
81,760,435 17,965,495
— —
(539,465) (34,605)
81,220,970 17,930,890
(130,013,050) (7,762,001)
— —
53,427 (14,618)
(129,959,623) (7,776,619)
(48,738,653) 10,154,271
$ (43,842,022) $ 12,497,539
$ (1,467,095) $ (177,119)
$ 268,409 $ 83,327

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - December 31, 2021 - International Funds
NVIT AllianzGI International Growth Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (1,618,679) $ 1,018,116
Net realized gains (losses) 11,005,151 8,852,102
Net change in unrealized appreciation/depreciation (20,658,660) 74,945,252
Change in net assets resulting from operations (11,272,188) 84,815,470
Distributions to Shareholders From:
Distributable earnings:
Class I (4,067,287) (28,272,915)
Class II (5,429,073) (33,097,043)
Class D — —
Class X — —
Class Y — —
Class Z — —
Change in net assets from shareholder distributions (9,496,360) (61,369,958)
Change in net assets from capital transactions 99,450,988 41,891,119
Change in net assets 78,682,440 65,336,631
Net Assets:
Beginning of year 251,108,631 185,772,000
End of year $ 329,791,071 $ 251,108,631
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,360,743 $ 5,790,113
Dividends reinvested 4,067,287 28,272,915
Cost of shares redeemed (14,947,007) (12,953,924)
Total Class I Shares (4,518,977) 21,109,104
Class II Shares
Proceeds from shares issued 129,376,425 24,852,188
Dividends reinvested 5,429,073 33,097,043
Cost of shares redeemed (30,835,533) (37,167,216)
Total Class II Shares 103,969,965 20,782,015
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 9) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 9) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ 99,450,988 $ 41,891,119

International Funds - December 31, 2021 - Statements of Changes in Net Assets - 51
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 7,080,007 $ 3,253,424 $ 4,896,631 $ 8,348,389
22,659,389 (17,711,026) 81,220,970 (64,718,090)
(160,730) 42,916,384 (129,959,623) 92,020,497
29,578,666 28,458,782 (43,842,022) 35,650,796
(816,062) (2,418,670) (623,509) (1,106,757)
— — (578,650) (871,899)
— — (320,952) (512,347)
(1,466,804) — — —
— — (3,906,770) (7,870,643)
(6,382,852) — — —
(8,665,718) (2,418,670) (5,429,881) (10,361,646)
(44,714,951) 80,447,983 32,151,052 (377,070,058)
(23,802,003) 106,488,095 (17,120,851) (351,780,908)
304,259,601 197,771,506 597,875,394 949,656,302
$ 280,457,598 $ 304,259,601 $ 580,754,543 $ 597,875,394
$ 32,809 $ 21,533,072 $ 7,184,682 $ 7,386,562
816,062 2,418,670 623,509 1,106,757
(170,672,867) (33,444,346) (9,878,556) (16,049,936)
(169,823,996) (9,492,604) (2,070,365) (7,556,617)
— — 65,610,407 5,969,089
— — 578,650 871,899
— — (9,298,767) (12,895,952)
— — 56,890,290 (6,054,964)
— — 2,823,839 2,681,810
— — 320,952 512,347
— — (8,711,437) (8,926,021)
— — (5,566,646) (5,731,864)
3,573,852 10,332,272(a) — —
— 34,885,863(a) — —
1,466,804 —(a) — —
(5,179,012) (9,786,436)(a) — —
(138,356) 35,431,699(a) — —
— — 22,226,977 49,439,857
— — 3,906,770 7,870,643
— — (43,235,974) (415,037,113)
— — (17,102,227) (357,726,613)
152,442,769 4,145,263(a) — —
— 50,911,745(a) — —
6,382,852 —(a) — —
(33,578,220) (548,120)(a) — —
125,247,401 54,508,888(a) — —
$ (44,714,951) $ 80,447,983 $ 32,151,052 $ (377,070,058)

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - December 31, 2021 - International Funds
NVIT AllianzGI International Growth Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 501,412 486,047
Reinvested 305,123 2,750,284
Redeemed (1,172,213) (1,131,623)
Total Class I Shares (365,678) 2,104,708
Class II Shares
Issued 10,260,418 2,126,489
Reinvested 410,361 3,238,458
Redeemed (2,444,501) (3,177,529)
Total Class II Shares 8,226,278 2,187,418
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares
Issued — —
Issued in merger (Note 9) — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Issued in merger (Note 9) — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares 7,860,600 4,292,126
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 12, 2020 (commencement of operations) through December 31, 2020.

International Funds - December 31, 2021 - Statements of Changes in Net Assets - 53
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
2,835 2,720,494 474,279 610,911
69,284 259,793 41,902 84,071
(15,767,475) (3,537,722) (648,845) (1,345,391)
(15,695,356) (557,435) (132,664) (650,409)
— — 4,487,326 498,534
— — 39,471 68,116
— — (614,564) (1,077,329)
— — 3,912,233 (510,679)
— — 182,835 222,671
— — 21,953 40,399
— — (585,131) (748,190)
— — (380,343) (485,120)
304,252 1,072,520(a) — —
— 3,819,889(a) — —
125,362 —(a) — —
(445,282) (1,062,797)(a) — —
(15,668) 3,829,612(a) — —
— — 1,491,842 4,058,815
— — 262,375 594,380
— — (2,815,932) (33,660,031)
— — (1,061,715) (29,006,836)
14,097,316 413,661(a) — —
— 5,574,905(a) — —
544,323 —(a) — —
(2,860,887) (56,009)(a) — —
11,780,752 5,932,557(a) — —
(3,930,272) 9,204,734 2,337,511 (30,653,044)

54 - Statements of Changes in Net Assets - December 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 2,343,268 $ 1,243,392
Net realized gains (losses) 17,930,890 (4,571,436)
Net change in unrealized appreciation/depreciation (7,776,619) 10,003,752
Change in net assets resulting from operations 12,497,539 6,675,708
Distributions to Shareholders From:
Distributable earnings:
Class I (1,425,531) (572,673)
Class II (1,086,970) (414,949)
Change in net assets from shareholder distributions (2,512,501) (987,622)
Change in net assets from capital transactions (9,007,789) (8,231,886)
Change in net assets 977,249 (2,543,800)
Net Assets:
Beginning of year 102,059,973 104,603,773
End of year $ 103,037,222 $ 102,059,973
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,466,316 $ 6,727,304
Dividends reinvested 1,425,531 572,673
Cost of shares redeemed (10,193,111) (12,194,459)
Total Class I Shares (3,301,264) (4,894,482)
Class II Shares
Proceeds from shares issued 1,341,800 3,595,361
Dividends reinvested 1,086,970 414,949
Cost of shares redeemed (8,135,295) (7,347,714)
Total Class II Shares (5,706,525) (3,337,404)
Change in net assets from capital transactions $ (9,007,789) $ (8,231,886)
SHARE TRANSACTIONS:
Class I Shares
Issued 430,525 665,762
Reinvested 111,930 54,266
Redeemed (802,088) (1,240,621)
Total Class I Shares (259,633) (520,593)
Class II Shares
Issued 107,693 404,152
Reinvested 86,018 40,363
Redeemed (650,253) (749,736)
Total Class II Shares (456,542) (305,221)
Total change in shares (716,175) (825,814)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - December 31, 2021 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT AllianzGI International
Growth Fund
Class I Shares
Year Ended December 31,
2021 $ 12 .09 (0.05) (0.02) (0.07) (0.05) (0.41) (0.46) $ 11 .56 (1.08)% $ 103,198,797 0.97% (0.42)% 1.10% 21.23%
Year Ended December 31,
2020 $ 11 .26 0.08 4.93 5.01 (0.13) (4.05) (4.18) $ 12 .09 51.04% $ 112,437,103 0.97% 0.69% 1.16% 45.67%
Year Ended December 31,
2019 $ 9 .14 0.01 2.96 2.97 (0.14) (0.71) (0.85) $ 11 .26 33.15% $ 80,956,700 1.07% 0.12% 1.09% 24.39%
Year Ended December 31,
2018 $ 12 .03 0.13 (2.00) (1.87) (0.13) (0.89) (1.02) $ 9 .14 (16.46)% $ 68,915,306 1.03% 1.20% 1.03% 154.64%
Year Ended December 31,
2017 $ 9 .68 0.11 2.38 2.49 (0.14) — (0.14) $ 12 .03 25.77% $ 90,762,754 1.05% 1.02% 1.05% 47.09%
Class II Shares
Year Ended December 31,
2021 $ 12 .01 (0.09) (0.02) (0.11) (0.03) (0.41) (0.44) $ 11 .46 (1.41)% $ 226,592,274 1.22% (0.68)% 1.35% 21.23%
Year Ended December 31,
2020 $ 11 .20 0.04 4.92 4.96 (0.10) (4.05) (4.15) $ 12 .01 50.76% $ 138,671,528 1.22% 0.39% 1.41% 45.67%
Year Ended December 31,
2019 $ 9 .09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) $ 11 .20 32.84% $ 104,815,300 1.32% (0.13)% 1.34% 24.39%
Year Ended December 31,
2018 $ 12 .00 0.10 (1.99) (1.89) (0.13) (0.89) (1.02) $ 9 .09 (16.67)% $ 90,676,629 1.28% 0.94% 1.28% 154.64%
Year Ended December 31,
2017 $ 9 .65 0.08 2.38 2.46 (0.11) — (0.11) $ 12 .00 25.53% $ 119,547,807 1.30% 0.77% 1.30% 47.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

56 - Financial Highlights - December 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Columbia Overseas
Value Fund
Class I Shares
Year Ended December 31,
2021 $ 10 .76 0.29 0.83 1.12 (0.28) — (0.28) $ 11 .60 10.40% $ 32,733,357 1.02% 2.50% 1.03% 36.23%
Year Ended December 31,
2020 $ 10 .37 0.17 0.35 0.52 (0.13) — (0.13) $ 10 .76 5.18% $ 199,235,981 1.02% 1.80% 1.02% 127.19%(g)
Year Ended December 31,
2019 $ 10 .43 0.28 0.91 1.19 (0.25) (1.00) (1.25) $ 10 .37 12.49% $ 197,771,506 1.02% 2.61% 1.02% 40.16%
Year Ended December 31,
2018 $ 12 .78 0.22 (2.20) (1.98) (0.24) (0.13) (0.37) $ 10 .43 (15.69)% $ 178,681,708 1.01% 1.75% 1.01% 31.04%
Year Ended December 31,
2017 $ 10 .62 0.22 2.19 2.41 (0.25) — (0.25) $ 12 .78 22.72% $ 223,349,692 0.99% 1.82% 0.99% 16.76%
Class X Shares
Year Ended December 31,
2021 $ 10 .76 0.31 0.83 1.14 (0.39) — (0.39) $ 11 .51 10.58% $ 43,911,027 0.88% 2.62% 0.89% 36.23%
Period Ended December 31,
2020(h) $ 9 .37 0.01 1.38 1.39 — — — $ 10 .76 14.83% $ 41,215,402 0.91% 0.49% 0.91% 127.19%(g)
Class Z Shares
Year Ended December 31,
2021 $ 10 .76 0.28 0.83 1.11 (0.36) — (0.36) $ 11 .51 10.28% $ 203,813,214 1.13% 2.36% 1.14% 36.23%
Period Ended December 31,
2020(h) $ 9 .37 — 1.39 1.39 — — — $ 10 .76 14.83% $ 63,808,218 1.17% 0.22% 1.17% 127.19%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.
(h) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

58 - Financial Highlights - December 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Emerging Markets
Fund
Class I Shares
Year Ended December 31,
2021 $ 14 .96 0.12 (1.20) (1.08) (0.14) — (0.14) $ 13 .74 (7.28)% $ 60,014,608 1.10% 0.77% 1.18% 121.44%
Year Ended December 31,
2020 $ 13 .45 0.13 1.62 1.75 (0.24) — (0.24) $ 14 .96 13.30% $ 67,331,230 1.12% 1.02% 1.18% 25.45%
Year Ended December 31,
2019 $ 11 .21 0.28 2.27 2.55 (0.31) — (0.31) $ 13 .45 22.95% $ 69,303,181 1.11% 2.23% 1.16% 22.56%
Year Ended December 31,
2018 $ 13 .68 0.18 (2.56) (2.38) (0.09) — (0.09) $ 11 .21 (17.42)% $ 61,380,876 1.14% 1.40% 1.19% 18.09%
Year Ended December 31,
2017 $ 9 .79 0.13 3.92 4.05 (0.16) — (0.16) $ 13 .68 41.50% $ 82,690,857 1.23% 1.09% 1.28% 32.35%
Class II Shares
Year Ended December 31,
2021 $ 14 .76 0.07 (1.17) (1.10) (0.14) — (0.14) $ 13 .52 (7.51)% $ 107,438,425 1.35% 0.47% 1.43% 121.44%
Year Ended December 31,
2020 $ 13 .28 0.09 1.60 1.69 (0.21) — (0.21) $ 14 .76 13.00% $ 59,555,106 1.37% 0.78% 1.43% 25.45%
Year Ended December 31,
2019 $ 11 .07 0.25 2.24 2.49 (0.28) — (0.28) $ 13 .28 22.66% $ 60,374,298 1.36% 2.01% 1.41% 22.56%
Year Ended December 31,
2018 $ 13 .51 0.15 (2.53) (2.38) (0.06) — (0.06) $ 11 .07 (17.65)% $ 51,754,476 1.39% 1.16% 1.44% 18.09%
Year Ended December 31,
2017 $ 9 .65 0.10 3.87 3.97 (0.11) — (0.11) $ 13 .51 41.22% $ 71,642,987 1.48% 0.82% 1.53% 32.35%
Class D Shares
Year Ended December 31,
2021 $ 14 .74 0.07 (1.18) (1.11) (0.14) — (0.14) $ 13 .49 (7.59)% $ 28,779,399 1.44% 0.44% 1.52% 121.44%
Year Ended December 31,
2020 $ 13 .26 0.08 1.60 1.68 (0.20) — (0.20) $ 14 .74 12.92% $ 37,052,918 1.46% 0.67% 1.52% 25.45%
Year Ended December 31,
2019 $ 11 .05 0.23 2.25 2.48 (0.27) — (0.27) $ 13 .26 22.58% $ 39,778,559 1.45% 1.87% 1.50% 22.56%
Year Ended December 31,
2018 $ 13 .48 0.14 (2.53) (2.39) (0.04) — (0.04) $ 11 .05 (17.71)% $ 36,774,959 1.47% 1.07% 1.52% 18.09%
Year Ended December 31,
2017 $ 9 .64 0.09 3.86 3.95 (0.11) — (0.11) $ 13 .48 41.09% $ 51,665,424 1.56% 0.75% 1.61% 32.35%
Class Y Shares
Year Ended December 31,
2021 $ 14 .95 0.14 (1.20) (1.06) (0.14) — (0.14) $ 13 .75 (7.15)% $ 384,522,111 0.95% 0.92% 1.03% 121.44%
Year Ended December 31,
2020 $ 13 .45 0.16 1.60 1.76 (0.26) — (0.26) $ 14 .95 13.37% $ 433,936,140 0.97% 1.30% 1.03% 25.45%
Year Ended December 31,
2019 $ 11 .20 0.31 2.27 2.58 (0.33) — (0.33) $ 13 .45 23.24% $ 780,200,264 0.96% 2.46% 1.01% 22.56%
Year Ended December 31,
2018 $ 13 .68 0.26 (2.63) (2.37) (0.11) — (0.11) $ 11 .20 (17.34)% $ 612,301,343 0.96% 2.11% 1.01% 18.09%
Year Ended December 31,
2017 $ 9 .80 0.02 4.06 4.08 (0.20) — (0.20) $ 13 .68 41.69% $ 12,515 1.08% 0.21% 1.13% 32.35%

International Funds - December 31, 2021 - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

60 - Financial Highlights - December 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT International Equity
Fund
Class I Shares
Year Ended December 31,
2021 $ 11 .61 0.30 1.17 1.47 (0.33) —   (0.33) $ 12 .75 12.66% $ 56,157,883 1.13% 2.34% 1.14% 86.05%
Year Ended December 31,
2020 $ 10 .88 0.15 0.70 0.85 (0.12) —   (0.12) $ 11 .61 7.95% $ 54,132,605 1.16% 1.48% 1.17% 95.01%
Year Ended December 31,
2019 $ 9 .82 0.23 1.59 1.82 (0.28) (0.48) (0.76) $ 10 .88 19.12% $ 56,388,546 1.12% 2.14% 1.13% 49.50%
Year Ended December 31,
2018 $ 11 .81 0.23 (1.92) (1.69) (0.24) (0.06) (0.30) $ 9 .82 (14.53)% $ 54,406,251 1.12% 1.97% 1.13% 59.73%
Year Ended December 31,
2017 $ 9 .42 0.17 2.41 2.58 (0.19) —   (0.19) $ 11 .81 27.45% $ 68,605,319 1.10% 1.61% 1.11% 77.86%
Class II Shares
Year Ended December 31,
2021 $ 11 .50 0.26 1.16 1.42 (0.29) —   (0.29) $ 12 .63 12.40% $ 46,879,339 1.38% 2.08% 1.39% 86.05%
Year Ended December 31,
2020 $ 10 .78 0.12 0.70 0.82 (0.10) —   (0.10) $ 11 .50 7.69% $ 47,927,368 1.41% 1.22% 1.42% 95.01%
Year Ended December 31,
2019 $ 9 .73 0.20 1.58 1.78 (0.25) (0.48) (0.73) $ 10 .78 18.91% $ 48,215,227 1.37% 1.89% 1.38% 49.50%
Year Ended December 31,
2018 $ 11 .71 0.19 (1.90) (1.71) (0.21) (0.06) (0.27) $ 9 .73 (14.80)% $ 44,326,936 1.37% 1.68% 1.38% 59.73%
Year Ended December 31,
2017 $ 9 .35 0.15 2.37 2.52 (0.16) —   (0.16) $ 11 .71 27.07% $ 55,773,178 1.35% 1.35% 1.36% 77.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - December 31, 2021 - Notes to Financial Statements - 61
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT AllianzGI International Growth Fund ("International Growth")
NVIT Columbia Overseas Value Fund ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
Only separate accounts established by (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance
Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold
shares of International Growth and International Equity. Shares
of Overseas Value are held by separate accounts established
by NLIC and NLAIC and other affiliated insurance companies.
Shares of Emerging Markets are held by separate accounts
established by NLIC and NLAIC, other unaffiliated insurance
companies, and other series of the Trust that operate as a fund-
of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class
D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any
differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last

62 - Notes to Financial Statements - December 31, 2021 - International Funds
quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 20,434,067 $ – $ 20,434,067
Banks – 16,884,046 – 16,884,046
Biotechnology – 2,443,973 – 2,443,973
Building Products – 8,406,011 – 8,406,011
Capital Markets – 4,782,348 – 4,782,348
Chemicals – 14,637,371 – 14,637,371

International Funds - December 31, 2021 - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Diversified Financial Services $ – $ 1,299,828 $ – $ 1,299,828
Electronic Equipment, Instruments &
Components – 7,145,890 – 7,145,890
Entertainment 16,856,996 – – 16,856,996
Food & Staples Retailing 6,509,579 – – 6,509,579
Health Care Equipment & Supplies – 13,764,256 – 13,764,256
Hotels, Restaurants & Leisure – 10,619,344 – 10,619,344
Industrial Conglomerates – 3,778,278 – 3,778,278
Insurance – 7,119,297 – 7,119,297
Interactive Media & Services – 13,167,197 – 13,167,197
Internet & Direct Marketing Retail 22,472,960 9,178,973 – 31,651,933
IT Services 22,292,755 20,347,232 – 42,639,987
Machinery – 12,949,166 – 12,949,166
Pharmaceuticals – 5,193,426 – 5,193,426
Semiconductors & Semiconductor
Equipment 5,788,716 36,654,236 – 42,442,952
Software 11,250,236 15,851,255 – 27,101,491
Textiles, Apparel & Luxury Goods – 2,574,845 – 2,574,845
Trading Companies & Distributors – 9,195,608 – 9,195,608
Total Common Stocks $ 85,171,242 $ 236,426,647 $ – $ 321,597,889
Repurchase Agreements – 1,856,334 – 1,856,334
Total $ 85,171,242 $ 238,282,981 $ – $ 323,454,223
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 1,309,693 $ – $ 1,309,693
Auto Components – 2,282,189 – 2,282,189
Automobiles – 5,823,295 – 5,823,295
Banks 594,988 35,779,472 – 36,374,460
Biotechnology 994,981 – – 994,981
Capital Markets – 3,161,857 – 3,161,857
Chemicals 1,086,739 4,023,284 – 5,110,023
Construction & Engineering – 7,293,493 – 7,293,493
Diversified Financial Services 2,494,314 6,441,392 – 8,935,706
Diversified Telecommunication Services 4,914,880 8,175,224 – 13,090,104
Electric Utilities – 2,842,867 – 2,842,867
Electrical Equipment – 2,667,171 – 2,667,171
Electronic Equipment, Instruments &
Components 1,234,412 8,449,659 – 9,684,071
Energy Equipment & Services – 1,118,352 – 1,118,352
Entertainment – 2,307,570 – 2,307,570
Equity Real Estate Investment Trusts
(REITs) – 765,858 – 765,858
Food & Staples Retailing 6,039,390 6,509,633 – 12,549,023
Food Products – 6,494,444 – 6,494,444
Health Care Equipment & Supplies 254,105 862,437 – 1,116,542
Health Care Providers & Services – 3,019,764 – 3,019,764
Hotels, Restaurants & Leisure – 2,275,509 – 2,275,509
Household Durables – 3,340,255 – 3,340,255
Industrial Conglomerates – 4,697,170 – 4,697,170
Insurance – 24,065,321 – 24,065,321
Internet & Direct Marketing Retail – 776,594 – 776,594
IT Services – 2,939,702 – 2,939,702
Machinery 317,074 9,600,086 – 9,917,160
Media – 3,185,706 – 3,185,706
Metals & Mining 7,299,880 – – 7,299,880
Multi-Utilities – 4,557,634 – 4,557,634

64 - Notes to Financial Statements - December 31, 2021 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Oil, Gas & Consumable Fuels $ 4,040,839 $ 25,777,011 $ – $ 29,817,850
Paper & Forest Products 3,084,760 5,650,532 – 8,735,292
Pharmaceuticals 4,621,704 16,914,438 – 21,536,142
Real Estate Management & Development – 2,069,357 – 2,069,357
Software – 733,205 – 733,205
Textiles, Apparel & Luxury Goods – 1,789,197 – 1,789,197
Tobacco – 6,738,017 – 6,738,017
Trading Companies & Distributors – 6,123,487 – 6,123,487
Wireless Telecommunication Services – 7,683,911 – 7,683,911
Total Common Stocks $ 36,978,066 $ 238,244,786 $ – $ 275,222,852
Exchange Traded Fund 2,228,699 – – 2,228,699
Forward Foreign Currency Contracts – 249,379 – 249,379
Repurchase Agreements – 4,968,292 – 4,968,292
Total Assets $ 39,206,765 $ 243,462,457 $ – $ 282,669,222
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (374,641) $ – $ (374,641)
Total Liabilities $ – $ (374,641) $ – $ (374,641)
Total $ 39,206,765 $ 243,087,816 $ – $ 282,294,581
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ – $ 11,431,583 $ – $ 11,431,583
Automobiles – 9,068,202 – 9,068,202
Banks 14,489,811 55,465,732 – 69,955,543
Beverages – 23,475,505 – 23,475,505
Capital Markets 1,085 – – 1,085
Chemicals 5,552,603 – – 5,552,603
Communications Equipment – 6,118,584 – 6,118,584
Construction & Engineering – 8,199,866 – 8,199,866
Consumer Finance – 2,408,367 – 2,408,367
Diversified Consumer Services – 6,027,593 – 6,027,593
Diversified Financial Services – 4,009,079 – 4,009,079
Electrical Equipment – 9,822,222 – 9,822,222
Electronic Equipment, Instruments &
Components – 13,072,436 – 13,072,436
Entertainment 1,327,271 – – 1,327,271
Food & Staples Retailing 2,866,828 4,914,268 – 7,781,096
Food Products – 11,700,479 – 11,700,479
Health Care Providers & Services – 6,363,593 – 6,363,593
Hotels, Restaurants & Leisure 2,221,680 17,631,326 – 19,853,006
Household Durables – 11,066,287 – 11,066,287
Industrial Conglomerates – 6,107,400 – 6,107,400
Insurance 4,806,959 18,959,078 – 23,766,037
Interactive Media & Services 6,673,690 38,922,612 – 45,596,302
Internet & Direct Marketing Retail 6,055,118 18,521,807 – 24,576,925
IT Services 5,571,953 15,029,312 – 20,601,265
Life Sciences Tools & Services – 10,992,406 – 10,992,406
Machinery – 4,204,704 – 4,204,704
Metals & Mining – 187,677 – 187,677
Multiline Retail – 351,521 – 351,521
Oil, Gas & Consumable Fuels – 16,543,645 – 16,543,645
Personal Products 370 630,149 – 630,519
Pharmaceuticals – 1,228,311 – 1,228,311
Real Estate Management & Development – 7,371,804 – 7,371,804
Road & Rail – 2,072,077 – 2,072,077

International Funds - December 31, 2021 - Notes to Financial Statements - 65
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 5,422,574 $ 81,772,115 $ – $ 87,194,689
Software 143 11,855,537 – 11,855,680
Specialty Retail – 2,722,217 – 2,722,217
Technology Hardware, Storage &
Peripherals – 32,280,342 – 32,280,342
Textiles, Apparel & Luxury Goods – 11,380,138 – 11,380,138
Thrifts & Mortgage Finance – 16,544,428 – 16,544,428
Transportation Infrastructure – 3,446,042 – 3,446,042
Water Utilities – 3,708,762 – 3,708,762
Wireless Telecommunication Services 162,952 7,478,473 – 7,641,425
Total Common Stocks $ 55,153,037 $ 513,085,679 $ – $ 568,238,716
Total $ 55,153,037 $ 513,085,679 $ – $ 568,238,716
International Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 304,988 $ – $ 304,988
Air Freight & Logistics – 1,635,174 – 1,635,174
Auto Components 533,455 1,139,056 – 1,672,511
Automobiles – 2,449,792 – 2,449,792
Banks 733,320 10,618,428 – 11,351,748
Beverages 308,742 982,088 – 1,290,830
Biotechnology – 678,070 – 678,070
Building Products – 2,664,496 – 2,664,496
Capital Markets 229,421 2,546,551 – 2,775,972
Chemicals – 2,354,344 – 2,354,344
Communications Equipment – 537,879 – 537,879
Construction & Engineering – 464,846 – 464,846
Construction Materials – 580,244 – 580,244
Consumer Finance 288,024 86,194 – 374,218
Diversified Financial Services – 1,031,521 – 1,031,521
Diversified Telecommunication Services – 214,274 – 214,274
Electric Utilities – 1,747,729 – 1,747,729
Electrical Equipment – 1,447,114 – 1,447,114
Electronic Equipment, Instruments &
Components – 1,307,186 – 1,307,186
Entertainment 675,717 606,369 – 1,282,086
Equity Real Estate Investment Trusts
(REITs) 225,368 529,812 – 755,180
Food & Staples Retailing 971,332 198,790 – 1,170,122
Food Products – 856,430 – 856,430
Health Care Equipment & Supplies – 163,102 – 163,102
Health Care Providers & Services – 1,254,302 – 1,254,302
Hotels, Restaurants & Leisure 204,365 699,278 – 903,643
Household Durables – 1,592,425 – 1,592,425
Independent Power and Renewable
Electricity Producers – 884,724 – 884,724
Industrial Conglomerates – 450,348 – 450,348
Insurance 171,502 4,100,351 – 4,271,853
Interactive Media & Services 140,755 563,167 – 703,922
Internet & Direct Marketing Retail 885,007 – – 885,007
IT Services 2,374,154 1,140,731 – 3,514,885
Life Sciences Tools & Services – 98,033 – 98,033
Machinery 105,985 1,692,372 – 1,798,357
Marine 353,278 1,512,916 – 1,866,194
Media 508,097 296,258 – 804,355
Metals & Mining 625,432 3,214,340 – 3,839,772

66 - Notes to Financial Statements - December 31, 2021 - International Funds
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, Funds that had overdrawn balances were as follows:
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
Level 1 Level 2 Level 3 Total
Assets:
Multiline Retail $ – $ 537,022 $ – $ 537,022
Oil, Gas & Consumable Fuels 862,859 3,951,991 – 4,814,850
Personal Products – 1,742,583 – 1,742,583
Pharmaceuticals – 8,090,325 – 8,090,325
Professional Services 1,632,824 585,797 – 2,218,621
Real Estate Management & Development – 866,147 – 866,147
Road & Rail 211,312 – – 211,312
Semiconductors & Semiconductor
Equipment 295,319 6,590,038 – 6,885,357
Software 543,621 531,580 – 1,075,201
Specialty Retail – 2,462,395 – 2,462,395
Technology Hardware, Storage &
Peripherals – 3,609,993 – 3,609,993
Textiles, Apparel & Luxury Goods 390,688 1,818,023 – 2,208,711
Tobacco – 1,645,608 – 1,645,608
Trading Companies & Distributors 112,177 – – 112,177
Wireless Telecommunication Services 262,180 2,702,998 – 2,965,178
Total Common Stocks $ 13,644,934 $ 87,778,222 $ – $ 101,423,156
Repurchase Agreements – 1,921,792 – 1,921,792
Total $ 13,644,934 $ 89,700,014 $ – $ 103,344,948
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended December 31, 2021, Overseas Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
Fund
Foreign
Currency
Amount
Overseas Value $ 6,250
International Equity 209

International Funds - December 31, 2021 - Notes to Financial Statements - 67
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2021:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2021
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 249,379
Total $ 249,379
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (374,641)
Total $ (374,641)
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (462,979)
Total $ (462,979)

68 - Notes to Financial Statements - December 31, 2021 - International Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2021:
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (205,694)
Total $ (205,694)
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 20,630,789
Average Settlement Value Sold $ 29,058,883
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Goldman Sachs International
Forward Foreign
Currency Contracts $ 249,379 $ (249,379) $ — $ —
Total $ 249,379 $ (249,379) $ — $ —
Amounts designated as “—” are zero.

International Funds - December 31, 2021 - Notes to Financial Statements - 69
Securities Lending
During the year ended December 31, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Goldman Sachs International
Forward Foreign
Currency Contracts $ (374,641) $ 249,379 $ — $ (125,262)
Total $ (374,641) $ 249,379 $ — $ (125,262)
Amounts designated as “—” are zero.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 1,856,334
Overseas Value 4,968,292
International Equity 1,921,792

70 - Notes to Financial Statements - December 31, 2021 - International Funds
borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2021, the joint repos on a gross basis were as follows:
Bank of America NA, 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $45,000,188, collateralized by U.S. Government
Agency Security, 2.50%, maturing 4/20/2050; total market value $45,900,000.
BofA Securities, Inc., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $44,000,183, collateralized by U.S. Government
Agency Securities, ranging from 0.25% - 6.25%, maturing 1/13/2022 - 10/5/2045; total market value $44,880,430.
Cantor Fitzgerald & Co., 0.05%, dated 12/31/2021, due 1/3/2022, repurchase price $91,230,899, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.05%, maturing 5/1/2024 - 7/20/2071; total market value $93,055,129.
NatWest Markets Securities, Inc., 0.05%, dated 12/28/2021, due 1/4/2022, repurchase price $242,502,358, collateralized by U.S.
Government Treasury Securities, ranging from 0.63% - 2.88%, maturing 10/31/2023 - 8/31/2028; total market value $247,352,120.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Growth
Cantor Fitzgerald
& Co. $ 1,356,334 $ – $ 1,356,334 $ (1,356,334) $ –
International
Growth
NatWest Markets
Securities, Inc. 500,000 – 500,000 (500,000) –
Total $ 1,856,334 $ – $ 1,856,334 $ (1,856,334) $ –

International Funds - December 31, 2021 - Notes to Financial Statements - 71
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Overseas Value
BofA Securities,
Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Overseas Value
Cantor Fitzgerald
& Co. 2,968,292 – 2,968,292 (2,968,292) –
Overseas Value
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,968,292 $ – $ 4,968,292 $ (4,968,292) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
,*
Net
Amounts
of Assets
International
Equity
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
International
Equity
Cantor Fitzgerald
& Co. 421,792 – 421,792 (421,792) –
International
Equity
NatWest Markets
Securities, Inc. 500,000 – 500,000 (500,000) –
Total $ 1,921,792 $ – $ 1,921,792 $ (1,921,792) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* As of December 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

72 - Notes to Financial Statements - December 31, 2021 - International Funds
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2021 are primarily attributable to net operating loss netting to short-term gains, foreign
currency gain/loss, investments in passive foreign investment companies ("PFICs"), and foreign capital gains tax. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2021 may primarily be attributable to outstanding wash sale loss
deferrals and investments in PFICs. These reclassifications
have no effect upon the NAV of a Fund. Any distribution in
excess of current and accumulated earnings and profits for
federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
Fund Capital
Total
Distributable
Earnings (Loss)
International Growth $ – $ –
Overseas Value – –
Emerging Markets – –
International Equity (1) 1
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - December 31, 2021 - Notes to Financial Statements - 73
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of December 31, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2022.
During the year ended December 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the period January 1, 2021 through September 12, 2021,
NFA voluntarily waived investment advisory fees payable
by Emerging Markets in an amount equal to $275,279, for which
NFA shall not be entitled to later seek recoupment. Voluntary
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC
Overseas Value Columbia Management Investment Advisers, LLC
Emerging Markets Loomis, Sayles & Company L.P.(a)
NS Partners Ltd(a)
International Equity Lazard Asset Management, LLC
(a) Effective September 13, 2021, NS Partners Ltd and Loomis, Sayles & Company L.P was appointed as the subadviser to the Fund.
Effective September 13, 2021, Lazard Asset Management LLC and Aberdeen Standard Alternative Funds Limited was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth Up to $1 billion 0.85%
$1 billion and more 0.80%
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
Fund
Advisory Fee Waiver
(annual rate)
International Growth 0.058%
Emerging Markets(a) 0.0873%
International Equity 0.010%
(a) Effective September 13, 2021. Prior to September 13, 2021, the contractual advisory fee waiver was 0.05%.
Fund Amount
International Growth $ 163,957
Emerging Markets 209,482
International Equity 10,570

74 - Notes to Financial Statements - December 31, 2021 - International Funds
waivers may be discontinued at any time at the discretion of
NFA.
For the year ended December 31, 2021, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
Effective November 12, 2021, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November
12, 2023.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
International Growth 0.85% 0.79% 0.79% 0.72%
Overseas Value 0.75 N/A N/A 0.74
Emerging Markets 0.95 0.91 0.87 0.87
International Equity 0.80 0.79 0.79 0.79
N/A -- Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
International Growth All Classes 0.88%
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20%
Fund Classes
Amount
(annual rate)
International Growth Class II 1.25%
Emerging Markets Class II 1.43%

International Funds - December 31, 2021 - Notes to Financial Statements - 75
As of December 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2021, NFM earned an
aggregate of $692,311 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $3,399.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25% for
Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
International Growth $ — $ 251,553 $ 208,754 $ 460,307
Overseas Value 6,997 52 31,704 38,753
Emerging Markets — — — —
International Equity — — — —
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

76 - Notes to Financial Statements - December 31, 2021 - International Funds
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2021, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class D Class X Class Z
International Growth 0.15% 0.15%  N/A  N/A  N/A
Overseas Value 0.15  N/A  N/A 0.01% 0.01%
Emerging Markets 0.15 0.15 0.24%  N/A  N/A
International Equity 0.15 0.15  N/A  N/A  N/A
N/A — Not Applicable.
Fund Amount
International Growth $ 424,038
Overseas Value 83,145
Emerging Markets 283,706
International Equity 158,531
Fund Purchases Sales
International Growth $ 143,811,801 $ 58,571,761
Overseas Value 103,976,917 149,504,531
Emerging Markets 728,783,519 701,949,547
International Equity 88,888,181 99,349,831

International Funds - December 31, 2021 - Notes to Financial Statements - 77
Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.

78 - Notes to Financial Statements - December 31, 2021 - International Funds
Mergers
At close of business on October 9, 2020, NVIT Columbia
Overseas Value Fund (“Acquiring Fund”) acquired all of the
net assets of NVIT Multi-Manager International Value Fund
(“Target Fund”), each a series of the Trust, pursuant to a
plan of reorganization approved by the Board of Trustees at
a meeting held on June 10, 2020. The reorganization of the
Target Fund was approved by the shareholders of the Target
Fund. The purpose of the reorganization was to combine
funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 9,394,794 shares of the Acquiring
Fund, valued at $85,797,608, for the assets of the Target Fund.
The investment portfolio of the Target Fund, with a fair value of
$82,083,271 and identified cost of $83,088,608 at October 9,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $179,179,198. The net assets of the Acquiring
Fund immediately following the acquisition were $264,976,806.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II shares of the Target Fund received a number of
shares proportional to their ownership of Class Z shares of the
Acquiring Fund. Shareholders of Class I and Class IV shares
of the Target Fund received a number of shares proportional to their ownership of Class X shares of the Acquiring Fund.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after the reorganization.
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $4,314,155;
Net gains (losses) on investments $(18,219,128);
Net change in unrealized appreciation/depreciation $29,460,823; and
Net increase (decrease) in net assets resulting from operations $15,555,850.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 9, 2020.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT Multi-Manager International Value Fund $(926,422)
Class I 4,669,868 $28,822,880 $6.1721
Class II 8,320,266 50,911,745 6.1190
Class IV 980,403 6,062,983 6.1842
Acquiring Fund
NVIT Columbia Overseas Value Fund $17,527,551
Class I 19,615,663 $179,169,452 $9.1340
Class X 534 4,873 9.1327
Class Z 534 4,873 9.1323
After Reorganization
NVIT Columbia Overseas Value Fund $16,601,129
Class I 19,615,663 $179,169,452 $9.1340
Class X 3,820,423 34,890,736 9.1327
Class Z 5,575,439 50,916,618 9,1323

International Funds - December 31, 2021 - Notes to Financial Statements - 79
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2021, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2021.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Growth $ 3,062,105 $ 6,434,255 $ 9,496,360 $ – $ 9,496,360
Overseas Value 8,665,718 – 8,665,718 – 8,665,718
Emerging Markets 5,429,881 – 5,429,881 – 5,429,881
International Equity 2,512,501 – 2,512,501 – 2,512,501
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Growth $ 15,583,706 $ 45,786,252 $ 61,369,958 $ – $ 61,369,958
Overseas Value 2,418,670 – 2,418,670 – 2,418,670
Emerging Markets 10,361,646 – 10,361,646 – 10,361,646
International Equity 987,622 – 987,622 – 987,622
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
International Growth $ 1,545,405 $ 8,010,634 $ 9,556,039 $ – $ – $ 95,954,545 $ 105,510,584
Overseas Value 7,145,352 – 7,145,352 – (33,139,291) 51,901,205 25,907,266
Emerging Markets 5,333,918 – 5,333,918 – (28,918,688) 20,389,365 (3,195,405)
International Equity 3,117,837 8,687,102 11,804,939 – – 15,343,154 27,148,093
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 227,208,996 $ 104,269,244 $ (8,024,017) $ 96,245,227
Overseas Value 230,417,858 65,589,635 (13,712,912) 51,876,723
Emerging Markets 547,282,565 66,059,832 (45,103,681) 20,956,151
International Equity 87,987,679 19,053,606 (3,696,337) 15,357,269
Fund Amount
Overseas Value $(33,139,291)
Emerging Markets (28,918,688)

80 - Notes to Financial Statements - December 31, 2021 - International Funds
During the year ended December 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund Utilized
Overseas Value $22,931,770
Emerging Markets 76,311,890
International Equity 7,053,374

International Funds - December 31, 2021 - Report of Independent Registered Public Accounting Firm - 81
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT AllianzGI International
Growth Fund, NVIT Columbia Overseas Value Fund, NVIT Emerging Markets Fund and NVIT International Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT AllianzGI
International Growth Fund, NVIT Columbia Overseas Value Fund, NVIT Emerging Markets Fund and NVIT International Equity
Fund (four of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of
December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

82 - Supplemental Information - December 31, 2021 (Unaudited) - International Funds
NVIT AllianzGI International Growth Fund
NVIT Allspring Discovery Fund (formerly, NVIT Wells
Fargo Discovery Fund)
NVIT Amundi Multi Sector Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund (formerly,
BlackRock NVIT Equity Dividend Fund)
NVIT BlackRock Managed Global Allocation Fund
(formerly, BlackRock NVIT Managed Global Allocation
Fund)
NVIT BNY Mellon Core Plus Bond Fund (formerly,
NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly,
NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income
Fund)
NVIT Columbia Overseas Value Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly,
NVIT Newton Sustainable U.S. Equity Fund)
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund (formerly,
DoubleLine NVIT Total Return Tactical Fund)
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund (formerly,
Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P.
Morgan Disciplined Equity Fund)
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Neuberger Berman Multi Cap Opportunities
Fund (formerly, Neuberger Berman NVIT Multi Cap
Opportunities Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called
for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory
Agreements for all of the Nationwide mutual funds at the
same meetings, the Board considers each Fund’s investment
advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis,
for each Fund’s largest share class, the Fund’s (a)
performance rankings (over multiple periods ended June
30, 2021) compared with performance universes created by
Broadridge of similar or peer group funds, and (b) expense
rankings comparing the Fund’s fees and expenses with
expense groups created by Broadridge of similar or peer
group funds. (Where information was unavailable or limited
in respect of the largest share class, the Board in certain
cases considered supplemental information regarding one
or more other share classes.) An independent consultant
retained by the Independent Trustees provided input to
Broadridge as to the composition of the various performance
universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration
of the data provided by Broadridge and related matters.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory

International Funds - December 31, 2021 (Unaudited) - Supplemental Information - 83
Agreements. The Trustees recognized that the use of
different reasonable methodologies, including among other
things calculation and allocation of related expenses, can
give rise to different measures of reported profit and loss. For
Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a
Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser or a Sub-Adviser may not have been able to,
or opted not to, provide information in response to certain
information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.
In such cases, the Trustees determined that the omission of
any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2021, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other
things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or
through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or
more of the Funds, and benefits to Nationwide Life Insurance
Company derived from guaranteed fixed annuity contracts
issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the
Funds and the total return investment performance of each
of the Funds, as well as the performance of the Funds’ peer
groups over various time periods.
The Trustees considered that NVIT AllianzGI International
Growth Fund, NVIT Allspring Discovery Fund, NVIT AQR Large
Cap Defensive Style Fund, NVIT BNY Mellon Core Plus Bond
Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Core
Bond Fund, NVIT Emerging Markets Fund, NVIT Government
Money Market Fund, NVIT GS Emerging Markets Equity
Insights Fund, NVIT GS International Equity Insights Fund,
NVIT GS Large Cap Equity Insights Fund, NVIT iShares
®
Fixed
Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund,
NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan Mozaic
Multi-Asset Fund, NVIT Jacobs Levy Large Cap Growth Fund,
NVIT Real Estate Fund, and NVIT Short Term Bond Fund,
were shown to pay actual management fees and to have total
expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. With respect to NVIT
Amundi Multi Sector Bond Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government
Bond Fund, NVIT GS Small Cap Equity Insights Fund, NVIT
International Equity Fund, NVIT Managed American Funds
Asset Allocation Fund, NVIT Neuberger Berman Multi Cap
Opportunities Fund, and NVIT Columbia Overseas Value Fund,
the Trustees considered that, although each Fund was shown
to pay actual management fees higher than its peer group
median, its total expense ratio (including 12b-1/non-12b-1

84 - Supplemental Information - December 31, 2021 (Unaudited) - International Funds
fees) was at a level equal to or lower than the Fund’s peer
group median (or, in the case of the total expense ratio of the
NVIT Columbia Overseas Value Fund, one basis point above
the peer group median) and the level of the Fund’s actual
management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of these Funds was shown to have experienced three-
year performance for the period ended June 30, 2021 (or the
one-year period with respect to NVIT GS International Equity
Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
iShares
®
Global Equity ETF Fund, and NVIT J.P. Morgan U.S.
Equity Fund, each of which commenced operations in 2019)
at or above its peer group median, or below the median but
within the top three comparative quintiles. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT Short Term Bond Fund, the Trustees noted that while the Fund had experienced three-year performance in the fourth quintile of its peer group, investment performance had improved to the third quintile of its peer group for the one-year period ended June 30, 2021.
With respect to NVIT AQR Large Cap Defensive Style Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fourth quintile of its peer group and considered management’s statements that the Fund’s underperformance
was the result of the Fund’s defensive positioning during the recent period of strong equity markets. With respect to NVIT
Emerging Markets Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth quintile of its peer group and considered that as of September 2021,
the Fund’s prior two subadvisers were replaced and additional time was necessary to evaluate the Fund’s performance under
the new subadvisers. The Trustees also considered that the
Fund has been designated to be subject to heightened review
by the Trustees in the coming year. With respect to the NVIT
Managed American Funds Asset Allocation Fund, the Trustees
noted that Fund placed in the 60th percentile of its peer group;
they considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions, but that the overlay is performing as intended. With respect to NVIT GS Emerging Markets Equity
Insights Fund, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of the period ended June 30, 2021.
With respect to NVIT Amundi Multi Sector Bond Fund and NVIT
International Equity Fund, the Trustees noted that the Fund
had experienced three-year performance in the fourth or fifth quintile of its peer group, respectively and considered that the investment performance for each Fund had improved to the
first quintile of its peer group for the one-year period ended
June 30, 2021. The Trustees also considered that NVIT Amundi
Multi Sector Bond Fund has been designated to be subject to
heightened review by the Trustees in the coming year. With
respect to NVIT BNY Mellon Sustainable U.S. Equity Fund,
the Trustees noted that the Fund had experienced three-year
performance in the fifth quintile of its peer group and considered that in May 2020 the Fund’s prior sub-adviser was replaced
and that its performance has improved since that time; they
also considered and that the Fund has been designated to
be subject to heightened review by the Trustees in light of its investment performance.
A number of the Funds had been relatively recently organized, and the Trustees considered Management’s statement that
additional time was necessary to evaluate their performance
records. Those included NVIT GS Small Cap Equity Insights
Fund, which Management noted had experienced one-year and
18-month performance in the fourth quintile of its peer group;
NVIT iShares
®
Fixed Income ETF Fund, which Management
noted had achieved performance at the 21st comparative
percentile against its peer group since its inception in January
2019, notwithstanding performance in the fifth quintile for the one-year period; and NVIT J.P. Morgan Mozaic Multi-Asset
Fund, which had experienced fifth quintile performance for the period since its inception in October 2019.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation
Fund, the Trustees noted that although the Fund’s total
expense ratio (including 12b-1/non-12b-1 fees) was in the
fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level lower than its peer group
median. The Trustees noted that the Fund had experienced
three-year performance below its peer group median in the
fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions,
but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT BlackRock Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median
(but within one basis point of the median) and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in
the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the
Fund. The Trustees considered that, although the Fund pays
relatively high total expenses, the Fund’s overall expense
arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown

International Funds - December 31, 2021 (Unaudited) - Supplemental Information - 85
to be within the second quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth
& Income Fund, the Trustees considered that, although
the Fund’s total expense ratio (including 12b-1/non-12b-1
fees) was higher than the Fund’s peer group median, due in
substantial part to the rule 12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to
pay actual management fees [at] the median of the Fund’s
peer group. They noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various
market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors
make an active choice to invest in the Fund in light of the
fact that it invests a majority of its portfolio in an underlying
American Fund. The Trustees determined on the basis of
all of the information presented to them that the expense
and performance information of the Fund, and other factors
considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees noted that although the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund, it was shown
to pay actual management fees at a level equal to its peer
group median. The Trustees considered that the Fund had
experienced three-year performance in the second quintile of its peer group with respect to its second largest share class noting that the Fund’s largest share class did not yet have a three-year performance record. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of the Fund, and
other factors considered by them, were consistent with the
continuation of the Fund’s Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees noted that there were not enough peers available for a quintile ranking with respect to expenses and considered that, although the
Fund was shown to pay actual management fees higher than
its peer group median, its total expense ratio (including 12b-
1/non-12b-1 fees) was within what the Trustees considered a
generally acceptable range of the Fund’s peer group median.
With respect to the Fund’s performance the Trustees considered that these Fund had been relatively recently organized and did not have three years of performance, although the Fund had
achieved quite favorable performance relative to its peers for the period since its inception in October 2019. The Trustees determined on the basis of all of the information presented
to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent
with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of NVIT Blackrock Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers,
expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2021.
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
International Growth 0.24%
Overseas Value –
Emerging Markets 0.12
International Equity –
Amounts designated as "−" are zero or have been rounded to zero.

86 - Supplemental Information - December 31, 2021 (Unaudited) - International Funds
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2021, the foreign tax credit for each Fund was as follows:
Fund Amount
International Growth $ 6,434,255
Overseas Value –
Emerging Markets –
International Equity –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
International Growth $ 516,196 $ 0.0180
Overseas Value 8,383,916 0.3443
Emerging Markets 5,545,789 0.1308
International Equity 3,060,679 0.3771
Fund Amount Per Share
International Growth $ 115,170 $ 0.0040
Overseas Value 578,661 0.0238
Emerging Markets 2,903,108 0.0685
International Equity 455,924 0.0562

International Funds - December 31, 2021 - Management Information - 87
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

88 - Management Information - December 31, 2021 - International Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - December 31, 2021 - Management Information - 89
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

90 - Market Index Definitions - December 31, 2021 - International Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - December 31, 2021 - Market Index Definitions - 91
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

92 - Market Index Definitions - December 31, 2021 - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

International Funds - December 31, 2021 - Market Index Definitions - 93
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

94 - Market Index Definitions - December 31, 2021 - International Funds
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-INT (2-22)

Annual Report
December 31, 2021
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
(formerly, American Funds NVIT Asset Allocation Fund)
NVIT American Funds Bond Fund
(formerly, American Funds NVIT Bond Fund)
NVIT American Funds Global Growth Fund
(formerly, American Funds NVIT Global Growth Fund)
NVIT American Funds Growth Fund
(formerly, American Funds NVIT Growth Fund)
NVIT American Funds Growth-Income Fund
(formerly, American Funds NVIT Growth-Income Fund)

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 20
Statements of Assets and Liabilities 22
Statements of Operations 26
Statements of Changes in Net Assets 28
Financial Highlights 32
Notes to Financial Statements 37
Report of Independent Registered Public Accounting Firm 45
Supplemental Information 46
Management Information 47
Market Index Definitions 50

Nationwide Variable Insurance Trust - December 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended December
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.3%, 6.7%, and 2.0% in the three reported calendar quarters of the reporting period (1Q21-3Q21), with the fourth quarter forecast at 5.6%, resulting in nearly 6% for the full calendar year, which is the fastest growth since 1983. Corporate profits also rebounded through the period, with the S&P 500
®
(“S&P
500”) Index showing a decline of 13.9% during 2020 and
rebounding in 2021 to +50%, bringing the total for 2021 to 28%
above the total return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as the economic and earnings outlook improved.
The S&P 500 began the period with a modest pause, with a
1% decline in January following post-election strength. The
market rallied for the next seven consecutive months on the
rebound in economic and earnings growth and proliferation
of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 117%. For the full reporting period,
the S&P 500 finished with a return of 28.7%. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets were mixed despite the risk-on
environment, with the MSCI EAFE
®
Index returning 11.3% but
the MSCI Emerging Markets
®
Index returning -2.5%. Global
markets underperformed in the reporting period, as the strong domestic recovery, the U.S. led in vaccinations, and worries around additional lockdowns globally, drove outperformance in domestic markets as the period developed.
The S&P 500 was higher in 9 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Most equity indexes saw
impressive gains, with growth and value performing roughly in line with each other, and large-caps continuing their impressive outperformance of small-caps. The leading sectors for the
reporting period included Energy, Real Estate, and Information
Technology, while the Utilities, Materials and Health Care
sectors lagged.
Fixed-income markets were mixed, with interest rates
bouncing from record-low levels in the summer of 2020,
offsetting improving credit spreads. The Federal Reserve
(“Fed”) continued to stimulate monetarily through the period, with the Fed Funds target rate effectively 0% and the bond-
buying program at $120 billion per month, though the Federal
Open Market Committee did announce the intention to taper
buying through March of 2022 and hinted at interest rate hikes in 2022. The Fed’s balance sheet has nearly doubled since the beginning of the pandemic, with current assets at $8.8 trillion.
Interest rates spiked early in the reporting period, with the 10-
year Treasury yield rising from 0.92% to 1.74% in March 2021 before moderating to 1.51% by the end of the reporting period on rising growth concerns. The 2-year yield rose to 0.73% from
0.12%, as investors support the idea that the Fed will raise rates in 2022, resulting in a flattening of the yield curve. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges still remain to bring the economy back to a sense of normalcy and self-sustainment without continued aggressive fiscal and monetary policy.

2 - Message to Investors - December 31, 2021 - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for twelve-month reporting period ended December
31, 2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy.
We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of December 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond -1.65%
Bloomberg Municipal Bond
1.52%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.47%
Bloomberg U.S. 10-20 Year
Treasury Bond -5.06%
Bloomberg U.S. Aggregate
Bond -1.54%
Bloomberg U.S. Corporate
High Yield 5.28%
MSCI EAFE
®
11.26%
MSCI Emerging Markets
®
-2.54%
MSCI ACWI ex USA
7.82%
Russell 1000
®
Growth
27.60%
Russell 1000
®
Value
25.16%
Russell 2000
®
14.82%
S&P 500
®
28.71%
Source: Morningstar

NVIT American Funds Asset Allocation Fund - December 31, 2021 - Fund Commentary - 3
For the annual reporting period ended December 31, 2021,
the NVIT American Funds Asset Allocation Fund (formerly,
American Funds NVIT Asset Allocation Fund) Class II
returned 14.71% versus 15.96% for the 60%/40% S&P
500
®
Index/Bloomberg U.S. Aggregate Bond Index. For
broader comparison, the median return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Allocation--50%
to 70% Equity (consisting of 302 Funds as of December 31,
2021), was 12.83% for the same period. Performance for the
Fund's other share classes versus the benchmark is stated
in the average annual total return chart in this report's fund performance section.
Below is the 2021 annual report commentary from the American
Funds Insurance Series Asset Allocation Fund (Asset Allocation
Fund), which is the sole investment of the NVIT American
Funds Asset Allocation Fund. The Asset Allocation Fund’s
performance return shown below and the NVIT American
Funds Asset Allocation Fund’s performance return given above are different because different expense ratios apply to the
Asset Allocation Fund versus the NVIT American Funds Asset
Allocation Fund.
The American Funds Asset Allocation Fund, which is a mix of
stocks and bonds, gained 15.40% for the 12 months ended
December 31, 2021. During the same period, the index blend
of 60%/40% S&P 500
®
Index/Bloomberg U.S. Aggregate Bond
Index
1
gained 15.86%. Standard & Poor’s 500 Composite
Index,
2
a market capitalization-weighted index based on the
results of approximately 500 widely held common stocks, was
up 28.71%, while the Bloomberg U.S. Aggregate Bond Index,
3
which represents the U.S. investment-grade (rated BBB/Baa
and above) fixed-rate bond market, declined by 1.54%.
U.S. equities surged to new record highs as the COVID-19
vaccine rollout helped businesses and the economy rebound
from lockdowns in 2020. Strong corporate earnings and
accommodative fiscal and monetary policies supported
markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020.
Massive stimulus measures helped boost market confidence.
A $1.9 trillion coronavirus relief package signed by President
Biden in March included direct payments of up to $1,400 to
individuals, the extension of an unemployment insurance
supplement and an expansion of the child tax credit.
U.S. fixed income markets were mixed as investors digested
higher inflation and prospects for tighter monetary policy.
The 10-year U.S. Treasury yield increased 59 basis points
*
(“bps”) to 1.51%. Within corporate credit, spreads on high-
yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.
Investments in the Financials sector were additive to returns.
Positions in Broadcom Inc. (NASDAQ: AVGO) and ASML
Holding (NASDAQ: ASML), in the information technology
sector, were top contributors to relative results with returns that outpaced the general market. On the downside, stock selection in the health care sector dragged on returns, while a smaller-
than-index position in Alphabet Inc (NASDAQ: GOOGL)
detracted from relative returns.
The Fund’s fixed income investments were additive to relative returns due to sector positioning and security selection.
The portfolio managers are focused on finding outstanding long-
term investment opportunities wherever they are. Perhaps more than ever before given the myriad challenges of the pandemic,
Capital’s extensive and in-depth research capabilities help
provide multi-faceted and high-quality perspectives on what we believe is happening at the company and industry level.
Portfolio Managers:
Alan N. Berro, David A. Daigle, Peter Eliot, Jeffrey T. Lager, Jin
Lee, James R. Mulally and John R. Queen – Capital Research
and Management Company
SM
1
Data sources: Bloomberg Index Services Ltd. and S&P Dow
Jones Indices LLC. The 60%/40% S&P 500
®
Index/Bloomberg
U.S. Aggregate Bond Index blends the S&P 500 with the
Bloomberg U.S. Aggregate Bond Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
2
Source: S&P Dow Jones Indices LLC.
3
Sources: Bloomberg Index Services Ltd.
Asset Allocation Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The NVIT American Funds Asset Allocation Fund (the “Fund”)
is considered a “feeder” fund because it invests all its assets in the Class 1 shares of the master fund, the Asset Allocation
Fund (the “Master Asset Allocation Fund”), a series of American
Funds Insurance Series
®
, a registered open-end investment
company. The Fund may be subject to master-feeder structure
risk. Other feeder funds also may invest in the Master Asset
Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset
Allocation Fund. Also, a large-scale redemption by another
feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining
feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than

4 - Fund Commentary - December 31, 2021 - NVIT American Funds Asset Allocation Fund
U.S. securities). The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions
than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also
subject to the claims-paying ability of the issuing company.
The Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile). The Fund is subject to securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). The Fund is subject to cash position risk (the Fund may miss investment opportunities). Please refer to the most recent prospectus for a more-detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg
Finance L.P. and its affiliates including Bloomberg Index
Services Limited, the administrator of the index, and have
been licensed for use for certain purposes by Nationwide.
Bloomberg is not affiliated with Nationwide, and Bloomberg
does not approve, endorse, review, or recommend this product.
Bloomberg does not guarantee the timeliness, accurateness,
or completeness of any date or information relating to this
product.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT American Funds Asset Allocation Fund - December 31, 2021 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 14.71% 11.29% 10.90% 4/28/2006
S&P 500
®
Index 28.71% 18.47% 16.55%
Bloomberg Barclays U.S.
Aggregate Bond Index (1.54)% 3.57% 2.90%
Blended Index
2
15.96% 12.78% 11.22%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.09% 0.94%
^
Current effective prospectus dated April 30, 2021. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

6 - Fund Commentary - December 31, 2021 - NVIT American Funds Asset Allocation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Asset Allocation Fund versus performance of the S&P 500
®
Index, the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index and the Blended Index*
over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
* The Fund’s Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index.

NVIT American Funds Bond Fund - December 31, 2021 - Fund Commentary - 7
For the annual reporting period ended December 31, 2021, the
NVIT American Funds Bond Fund (formerly, American Funds
NVIT Bond Fund) Class II returned -0.72% versus -1.54% for
its benchmark, the Bloomberg U.S. Aggregate Bond Index. For
broader comparison, the median return for the Fund's closest
Morningstar
®
peer category, U.S. Insurance Intermediate Core
Bond (consisting of 97 Funds as of December 31, 2021), was
-1.57% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the average
annual total return chart in this report's fund performance
section.
Below is the 2021 annual report commentary from American
Funds Insurance Series
®
Bond Fund (Bond Fund), which is the
sole investment of the NVIT American Funds Bond Fund). The
Bond Fund’s performance return shown below and the NVIT
American Funds Bond Fund’s performance return given above
are different because different expense ratios apply to the Bond
Fund versus the NVIT American Funds Bond Fund.
The Bond Fund of America declined 0.14% for the 12 months
ended December 31, 2021. In comparison, the fund’s
benchmark, the Bloomberg U.S. Aggregate Bond Index,
1
which
represents the U.S. investment grade (rated BBB/Baa and
above) fixed-rate bond market, declined 1.54%.
Fixed income markets were mixed as investors confronted
higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy,
core inflation was 4.9%. At its December meeting, the Federal
Reserve noted that it expected to raise rates three times in
2022, an increase from its March meeting when it indicated
no hikes were likely through at least 2023. The 10-year U.S.
Treasury yield increased 59 basis points
*
(“bps”) to 1.51%.
Within corporate credit, spreads on high-yield and investment-
grade bonds tightened 77 bps and 4 bps, respectively.
Over the period, the largest contributions to relative results came from sector selection followed by security selection
and duration positioning. Within sector selection, positions in
Treasury Inflation Protected Securities (“TIPS)” and a modest position in high yield bonds helped relative results. Duration and curve positioning within Mortgage Backed Securities
(“MBS”) were detractors over the period.
Portfolio managers have begun reducing risk by upgrading the credit quality and improving the liquidity of the portfolio. This will enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive at that
time. Yields have moved higher in anticipation of the Federal
Reserve hiking interest rates in the face of high inflation. If yields continue to move higher beyond what managers believe
is a reasonable expectation for Fed hikes, managers will likely increase the portfolios’ interest rate exposure.
Managers expect the U.S. economy to maintain momentum
on the back of strong consumer spending and business
investment, even amid elevated inflation and the prospect
of the Fed raising interest rates early in 2022. Although the portfolio is currently positioned toward further economic
growth, managers anticipate a high level of uncertainty and a rise in market volatility over the coming year. As such, careful, research-driven security selection will continue to be an
important driver of future investment results.
1
Source: Bloomberg Index Services Ltd.
*
A basis point is (a difference of) one hundredth of a percent or equivalently one percent of one percent or one ten thousandth.
Portfolio Managers:
Pramod Atluri and David A. Hoag – Capital Research and
Management Company
SM
Bond Fund results shown are for past periods and are not
predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The NVIT American Funds Bond Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class
1 shares of the master fund, the Bond Fund (the “Master
Bond Fund”), a series of American Funds Insurance Series
®
,
a registered open-end investment company. The Fund may be
subject to master-feeder structure risk. Other feeder funds also may invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations
of the Master Bond Fund. Also, a large-scale redemption by
another feeder fund may increase the proportionate share of
the costs of the Master Bond Fund borne by the remaining
feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile).
These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may
invest in more-aggressive investments such as derivatives
(many of which create investment leverage and are highly
volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg
Finance L.P. and its affiliates including Bloomberg Index
Services Limited, the administrator of the index, and have
been licenses for use for certain purposes by Nationwide.

8 - Fund Commentary - December 31, 2021 - NVIT American Funds Bond Fund
Bloomberg is not affiliated with Nationwide, and Bloomberg
does not approve, endorse, review or recommend this product.
Bloomberg does not guarantee the timeliness, accurateness,
or completeness of any date or information relating to this
product.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT American Funds Bond Fund - December 31, 2021 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (0.72)% 3.83% 2.87% 4/28/2006
Bloomberg Barclays U.S.
Aggregate Bond Index (1.54)% 3.57% 2.90%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.19% 0.85%
^
Current effective prospectus dated April 30, 2021. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2021 - NVIT American Funds Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Bond Fund versus performance of the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT American Funds Global Growth Fund - December 31, 2021 - Fund Commentary - 11
For the annual reporting period ended December 31, 2021, the
NVIT American Funds Global Growth Fund (formerly, American
Funds NVIT Global Growth Fund) Class II returned 16.00%
*
versus 18.53% for its benchmark, the MSCI
®
ACWI (All Country
World Index) . For broader comparison, the median return for the Fund's closest Morningstar
®
peer category, U.S. Insurance
Fund World Large-Stock Growth (consisting of 28 Funds
as of December 31, 2021), was 15.4% for the same period.
Performance for the Fund's other share classes versus the
benchmark is stated in the average annual total return chart in this report's fund performance section.
Below is the 2021 annual report commentary from American
Funds Insurance Series Global Growth Fund (Global Growth
Fund), which is the sole investment of the American Funds NVIT
Global Growth Fund. The Global Growth Fund’s performance
return shown below and the American Funds NVIT Global
Growth Fund’s performance return given above are different
because different expense ratios apply to the Global Growth
Fund versus the American Funds NVIT Global Growth Fund.
The Global Growth Fund advanced 16.72% for the 12 months
ended December 31, 2021, compared with an 18.54%
increase in its benchmark index, MSCI ACWI
1
, a free float-
adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and
emerging market country indexes.
Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer
demand. Market gains were tempered at times by worries
about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the
economy rebound from lockdowns in 2020. European stocks
rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a
pandemic-induced downturn. Emerging markets stocks posted
their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.
Stock selection within the health care sector was the top
driver of additive returns. Compared to the index, weightings in information technology sector firms ASML and Microsoft
benefitted the fund and were among its top contributors to
relative returns. The biggest drag on relative returns was
PayPal, also in the information technology sector, where
returns lagged the market for the year.
On a geographic basis, stocks of companies domiciled in the
Netherlands and Japan were among the top contributors to
results, while stocks of companies based in Hong Kong and
the United States were among the top detractors.
The Fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high quality products and services, and whose values are not yet fully reflected in their share prices.
Portfolio Managers:
Patrice Collette, Paul Flynn, and Jonathan Knowles – Capital
Research and Management Company
SM
*High double-digit returns are unusual and cannot be sustained.
1
Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
Global Growth Fund results shown are for past periods and
are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The NVIT American Funds Global Growth Fund (the “Fund”) is
considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Global Growth
Fund (the “Master Global Growth Fund”), a series of American
Funds Insurance Series
®
, a registered open-end investment
company. The Fund may be subject to master-feeder structure
risk. Other feeder funds also may invest in the Master Global
Growth Fund. A larger feeder fund could have more voting
power than the Fund over the operations of the Master Global
Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the
Master Global Growth Fund borne by the remaining feeder
fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may underperform other
funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
MSCI cannot and does not guarantee the accuracy, validity,
timeliness or completeness of any information or data made
available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur. © 2022 MSCI Inc. All rights reserved.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2021 - NVIT American Funds Global Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 16.00% 19.23% 15.19% 4/28/2006
MSCI ACWI
SM
18.54% 14.40% 11.85%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.36% 1.21%
^
Current effective prospectus dated April 30, 2021. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT American Funds Global Growth Fund - December 31, 2021 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distribution.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Global Growth Fund versus performance of the MSCI ACWI
SM
over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2021 - NVIT American Funds Growth Fund
For the annual reporting period ended December 31, 2021,
the NVIT American Funds Growth Fund ( formerly, American
Funds NVIT Growth Fund ) Class II returned 21.53%
*
versus
28.71% for its benchmark, the S&P 500
®
Index. For broader
comparison, the return for the Fund's closest Morningstar
®
peer category, U.S. Insurance Large Growth (consisting of 228
Funds as of December 31, 2021), was 21.35% for the same
period. Performance for the Fund's other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report's Fund Performance section.
Below is the 2021 annual report commentary from the American
Funds Insurance Series
®
Growth Fund (Growth Fund), which is
the sole investment of the NVIT American Funds Growth Fund.
The Growth Fund’s performance return shown below and the
NVIT American Funds Growth Fund’s performance return
given above are different because different expense ratios
apply to the Growth Fund versus the NVIT American Funds
Growth Fund.
The Growth Fund gained 22.30% for the 12 months ended
December 31, 2021, compared with a 28.71% increase in its
benchmark index, Standard & Poor’s 500 Composite Index,
1
a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities surged to new record highs as the COVID-19
vaccine rollout helped businesses and the economy rebound
from lockdowns in 2020. Strong corporate earnings and
accommodative fiscal and monetary policies supported
markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020.
Massive stimulus measures helped boost market confidence.
A $1.9 trillion coronavirus relief package signed by President
Biden in March included direct payments of up to $1,400 to
individuals, the extension of an unemployment insurance
supplement and an expansion of the child tax credit.
The Fund’s top contributors in relative terms were the consumer discretionary and consumer staples sectors. Investments in
Tesla and ASML, both of which outpaced the broader market,
were additive to relative results. On the downside, an investment in RingCentral and a lower-than-benchmark position in Nvidia, which outpaced the market, detracted from relative returns.
As both the pandemic and economic growth continue, portfolio managers and analysts are considering whether shortages of
supplies and labor will continue to drive both prices and interest rates higher. For growth companies in this environment, the
bigger the disconnect between sales and cash flow growth,
the more vulnerable the securities. The Fund’s managers
and research team will continue to appraise this economic
environment in search of attractive opportunities for capital appreciation.
Portfolio Managers:
Mark L. Casey, Michael T. Kerr, Anne-Marie Peterson, Andraz
Razen and Alan J. Wilson – Capital Research and Management
Company
SM
*High double-digit returns are unusual and cannot be sustained.
1
Source: S&P Dow Jones Indices LLC.
Growth Fund results shown are for past periods and are not
predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The NVIT American Funds Growth Fund (the “Fund”) is
considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Growth Fund (the
“Master Growth Fund”), a series of American Funds Insurance
Series
®
, a registered open-end investment company. The
Fund may be subject to master-feeder structure risk. Other
feeder funds also may invest in the Master Growth Fund. A
larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-
scale redemption by another feeder fund may increase the
proportionate share of the costs of the Master Growth Fund
borne by the remaining feeder fund shareholders, including the
Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may underperform other
funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Standard & Poor's Financial Services LLC or its affiliates
(collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or
availability of the Content. S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the
user. The Content is provided on an "as is" basis. Copyright ©
2022 by Standard & Poor's Financial Services LLC. All rights reserved.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT American Funds Growth Fund - December 31, 2021 - Fund Commentary - 15
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 21.53% 24.95% 19.24% 4/28/2006
S&P 500
®
Index 28.71% 18.47% 16.55%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.15% 1.00%
^
Current effective prospectus dated April 30, 2021. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

16 - Fund Commentary - December 31, 2021 - NVIT American Funds Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Growth Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT American Funds Growth-Income Fund - December 31, 2021 - Fund Commentary - 17
For the annual reporting period ended December 31, 2021,
the NVIT American Funds Growth-Income Fund ( formerly,
American Funds NVIT Growth-Income Fund ) Class II returned
23.65%
*
versus 28.71% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's
closest Morningstar
®
peer category, U.S. Insurance Large
Blend (consisting of 246 Funds as of December 31, 2021), was
26.94% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report's Fund Performance
section.
Below is the 2021 annual report commentary from the American
Funds Insurance Series
®
Growth-Income Fund (Growth-
Income Fund), which is the sole investment of the American
Funds NVIT Growth-Income Fund. The Growth-Income Fund’s
performance return shown below and the American Funds NVIT
Growth-Income Fund’s performance return given above are
different because different expense ratios apply to the Growth-
Income Fund versus the American Funds NVIT Growth-Income
Fund.
Growth-Income Fund gained 24.42% for the 12 months ended
December 31, 2021, compared with a 28.71% increase in its
benchmark index, Standard & Poor’s 500 Composite Index,
1
a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities surged to new record highs as the COVID-19
vaccine rollout helped businesses and the economy rebound
from lockdowns in 2020. Strong corporate earnings and
accommodative fiscal and monetary policies supported
markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020.
Massive stimulus measures helped boost market confidence.
A $1.9 trillion coronavirus relief package signed by President
Biden in March included direct payments of up to $1,400 to
individuals, the extension of an unemployment insurance
supplement and an expansion of the child tax credit.
Regarding the fund, investments in the energy and
communication services sectors were additive to the fund’s
relative returns. Within individual stock selection, a higher-than-
index position in information technology firm Broadcom was a top contributor, as the stock outpaced the broader market.
Looking forward, the fund’s portfolio managers are monitoring several crosscurrents in the investing environment. A further reduction in COVID-19 restrictions would be positive for
economic activity in 2022. On the other hand, higher inflation is causing the Fed to plan for interest rate hikes, which might bring additional volatility to equity markets. The fund’s portfolio managers and analysts will look for good investments that
could generate superior long term returns for shareholders.
Portfolio Managers:
J. Blair Frank, Claudia P. Huntington, S. Keiko McKibben,
Donald D. O’Neal, William L. Robbins and Dylan Yolles –
Capital Research and Management Company
SM
*High double-digit returns are unusual and cannot be sustained.
1
Source: S&P Dow Jones Indices LLC.
Growth-Income Fund results shown are for past periods and
are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The NVIT American Funds NVIT Growth-Income Fund (the
“Fund”) is considered a “feeder” fund because it invests all its assets in the Class 1 shares of the master fund, the Growth-
Income Fund (the “Master Growth-Income Fund”), a series
of American Funds Insurance Series
®
, a registered open-end
investment company. The Fund may be subject to master-
feeder structure risk. Other feeder funds also may invest in the
Master Growth-Income Fund. A larger feeder fund could have
more voting power than the Fund over the operations of the
Master Growth-Income Fund. Also, a large-scale redemption
by another feeder fund may increase the proportionate share
of the costs of the Master Growth-Income Fund borne by the
remaining feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may
underperform other funds that use different investing styles.
The Fund also is subject to dividend risk. Income provided by the Fund could be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Master Growth-Income Fund invests. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Standard & Poor's Financial Services LLC or its affiliates
(collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or
availability of the Content. S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the
user. The Content is provided on an "as is" basis. Copyright ©
2022 by Standard & Poor's Financial Services LLC. All rights reserved.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2021 - NVIT American Funds Growth-Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 23.65% 15.95% 14.98% 4/27/2007
S&P 500
®
Index 28.71% 18.47% 16.55%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.09% 0.94%
^
Current effective prospectus dated April 30, 2021. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT American Funds Growth-Income Fund - December 31, 2021 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Growth-Income Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/21. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Shareholder Expense Example - December 31, 2021 - American Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2021)
and continued to hold your shares at the end of the reporting period (December 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2021 through December 31, 2021. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2021 through December 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
(a)
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)(b)
NVIT American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,043.80 3.25 0.63
Hypothetical
(c)(d)
1,000.00 1,022.03 3.21 0.63
NVIT American Funds Bond Fund
Class II Shares
Actual
(c)
1,000.00 1,002.40 3.18 0.63
Hypothetical
(c)(d)
1,000.00 1,022.03 3.21 0.63
NVIT American Funds Global Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,041.10 3.29 0.64
Hypothetical
(c)(d)
1,000.00 1,021.98 3.26 0.64

American Funds - December 31, 2021 - Shareholder Expense Example - 21
Beginning Account
Value($) 7/1/21
Ending Account
Value($) 12/31/21
Expenses Paid
During Period ($)
7/1/21 - 12/31/21
(a)
Expense Ratio
During Period (%)
7/1/21 - 12/31/21
(a)(b)
NVIT American Funds Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,078.60 3.30 0.63
Hypothetical
(c)(d)
1,000.00 1,022.03 3.21 0.63
NVIT American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,085.00 3.31 0.63
Hypothetical
(c)(d)
1,000.00 1,022.03 3.21 0.63
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2021 through
December 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

22 - Statements of Assets and Liabilities - December 31, 2021 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds
Asset Allocation Fund
NVIT American Funds
Bond Fund
Assets:
Investment in Master Fund (Note 1) $ 7,875,950,955 $ 3,986,540,990
Receivable for investments sold — 434,970
Receivable for capital shares issued 418,631 59,358
Prepaid expenses 6,542 3,465
Total Assets 7,876,376,128 3,987,038,783
Liabilities:
Payable for investments purchased 76,115 —
Payable for capital shares redeemed 314,509 479,636
Accrued expenses and other payables:
Fund administration fees 168,456 93,968
Master feeder service provider fee 715,521 370,213
Distribution fees 1,645,803 849,486
Administrative servicing fees 1,569,788 786,292
Accounting and transfer agent fees 1,097 587
Trustee fees 136 128
Custodian fees 43,045 24,912
Compliance program costs (Note 3) 6,850 3,452
Professional fees 22,434 14,024
Printing fees 111,945 66,486
Other 66,821 29,191
Total Liabilities 4,742,520 2,718,375
Net Assets $ 7,871,633,608 $ 3,984,320,408
Cost of investment in Master Fund 5,096,721,314 3,920,394,061
Represented by:
Capital $ 4,728,622,137 $ 3,735,052,875
Total distributable earnings (loss) 3,143,011,471 249,267,533
Net Assets $ 7,871,633,608 $ 3,984,320,408

American Funds - December 31, 2021 - Statements of Assets and Liabilities - 23
NVIT American Funds
Global Growth Fund
NVIT American Funds
Growth Fund
NVIT American Funds
Growth-Income Fund
$ 628,844,674 $ 1,624,442,047 $ 4,521,049,778
139,861 — 435,419
10,988 320,729 3,753
573 1,391 3,833
628,996,096 1,624,764,167 4,521,492,783
— 198,307 —
148,606 116,602 423,404
27,333 45,909 102,605
57,175 144,931 407,216
131,156 337,076 937,875
126,119 325,164 882,767
130 227 632
23 52 114
900 18 18,686
557 1,411 3,913
9,598 8,424 14,457
35,799 30,019 71,274
3,305 5,301 28,121
540,701 1,213,441 2,891,064
$ 628,455,395 $ 1,623,550,726 $ 4,518,601,719
382,168,743 1,069,945,463 2,938,277,179
$ 358,070,863 $ 917,656,697 $ 2,834,266,645
270,384,532 705,894,029 1,684,335,074
$ 628,455,395 $ 1,623,550,726 $ 4,518,601,719

24 - Statements of Assets and Liabilities - December 31, 2021 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds
Asset Allocation Fund
NVIT American Funds
Bond Fund
Net Assets:
Class II Shares $ 7,871,633,608 $ 3,984,320,408
Total $ 7,871,633,608 $ 3,984,320,408
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 261,542,196 325,866,861
Total 261,542,196 325,866,861
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 30.10 $ 12.23
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - December 31, 2021 - Statements of Assets and Liabilities - 25
NVIT American Funds
Global Growth Fund
NVIT American Funds
Growth Fund
NVIT American Funds
Growth-Income Fund
$ 628,455,395 $ 1,623,550,726 $ 4,518,601,719
$ 628,455,395 $ 1,623,550,726 $ 4,518,601,719
13,807,560 11,234,652 66,603,618
13,807,560 11,234,652 66,603,618
$ 45.52 $ 144.51 $ 67.84

26 - Statements of Operations - For the Year Ended December 31, 2021 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
NVIT American
Funds Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 134,549,447 $ 65,492,150
Total Income 134,549,447 65,492,150
EXPENSES:
Fund administration fees 1,750,363 930,346
Master feeder service provider fees 19,043,040 9,879,350
Distribution fees Class II Shares 19,043,040 9,879,350
Administrative servicing fees Class II Shares 19,043,040 9,879,350
Professional fees 231,526 126,210
Printing fees 96,586 67,231
Trustee fees 217,160 112,437
Custodian fees 263,076 149,879
Accounting and transfer agent fees 4,239 2,291
Compliance program costs (Note 3) 27,321 13,926
Other 162,777 83,584
Total expenses before fees waived 59,882,168 31,123,954
Master feeder service provider fees waived (Note 3) (11,693,809) (6,113,419)
Net Expenses 48,188,359 25,010,535
NET INVESTMENT INCOME/(LOSS) 86,361,088 40,481,615
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 250,086,946 158,119,027
Net realized gains (losses) from:
Transactions in investment securities 37,594,871 (6,637,189)
Net realized gains (losses) 287,681,817 151,481,838
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 661,237,060 (218,493,487)
Net change in unrealized appreciation/depreciation 661,237,060 (218,493,487)
Net realized/unrealized gains (losses) 948,918,877 (67,011,649)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,035,279,965 $ (26,530,034)

American Funds - For the Year Ended December 31, 2021 - Statements of Operations - 27
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,517,901 $ 6,819,237 $ 57,611,612
3,517,901 6,819,237 57,611,612
179,426 350,199 1,000,143
1,486,578 3,398,200 10,659,280
1,486,578 3,398,200 10,659,280
1,486,578 3,398,200 10,659,280
29,757 49,411 132,514
2,032 7,960 67,480
17,071 39,488 122,199
19,324 44,052 147,474
505 896 2,433
2,166 5,129 15,476
11,195 23,304 85,268
4,721,210 10,715,039 33,550,827
(910,127) (2,081,525) (6,588,869)
3,811,083 8,633,514 26,961,958
(293,182) (1,814,277) 30,649,654
28,421,770 166,077,759 41,302,438
844,237 (2,568,756) 53,021,275
29,266,007 163,509,003 94,323,713
56,678,649 96,042,931 773,461,820
56,678,649 96,042,931 773,461,820
85,944,656 259,551,934 867,785,533
$ 85,651,474 $ 257,737,657 $ 898,435,187

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - December 31, 2021 - American Funds
NVIT American Funds Asset Allocation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ 86,361,088 $ 84,482,513
Net realized gains 287,681,817 38,242,206
Net change in unrealized appreciation/depreciation 661,237,060 658,561,240
Change in net assets resulting from operations 1,035,279,965 781,285,959
Distributions to Shareholders From:
Distributable earnings:
Class II (130,720,794) (613,878,726)
Change in net assets from shareholder distributions (130,720,794) (613,878,726)
Change in net assets from capital transactions (311,385,763) 134,229,081
Change in net assets 593,173,408 301,636,314
Net Assets:
Beginning of year 7,278,460,200 6,976,823,886
End of year $ 7,871,633,608 $ 7,278,460,200
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 178,619,054 $ 112,325,520
Dividends reinvested 130,720,794 613,878,726
Cost of shares redeemed (620,725,611) (591,975,165)
Total Class II Shares (311,385,763) 134,229,081
Change in net assets from capital transactions $ (311,385,763) $ 134,229,081
SHARE TRANSACTIONS:
Class II Shares
Issued 6,076,707 4,577,036
Reinvested 4,449,312 24,793,163
Redeemed (21,640,047) (23,470,130)
Total Class II Shares (11,114,028) 5,900,069
Total change in shares (11,114,028) 5,900,069

American Funds - December 31, 2021 - Statements of Changes in Net Assets - 29
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 40,481,615 $ 59,820,590 $ (293,182) $ (213,831)
151,481,838 40,855,556 29,266,007 15,790,760
(218,493,487) 209,922,340 56,678,649 108,708,972
(26,530,034) 310,598,486 85,651,474 124,285,901
(100,025,384) (74,630,293) (16,161,229) (32,543,492)
(100,025,384) (74,630,293) (16,161,229) (32,543,492)
394,138,260 97,706,496 31,178,011 (14,517,182)
267,582,842 333,674,689 100,668,256 77,225,227
3,716,737,566 3,383,062,877 527,787,139 450,561,912
$ 3,984,320,408 $ 3,716,737,566 $ 628,455,395 $ 527,787,139
$ 491,327,471 $ 502,431,711 $ 53,848,363 $ 22,976,731
100,025,384 74,630,293 16,161,229 32,543,492
(197,214,595) (479,355,508) (38,831,581) (70,037,405)
394,138,260 97,706,496 31,178,011 (14,517,182)
$ 394,138,260 $ 97,706,496 $ 31,178,011 $ (14,517,182)
39,440,082 40,857,414 1,237,164 696,743
8,138,762 5,975,204 347,778 911,072
(15,902,077) (39,137,712) (889,438) (2,052,301)
31,676,767 7,694,906 695,504 (444,486)
31,676,767 7,694,906 695,504 (444,486)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - December 31, 2021 - American Funds
NVIT American Funds Growth Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (1,814,277) $ (624,147)
Net realized gains 163,509,003 22,143,294
Net change in unrealized appreciation 96,042,931 360,240,193
Change in net assets resulting from operations 257,737,657 381,759,340
Distributions to Shareholders From:
Distributable earnings:
Class II (23,244,814) (85,808,020)
Change in net assets from shareholder distributions (23,244,814) (85,808,020)
Change in net assets from capital transactions 262,006,268 80,418,286
Change in net assets 496,499,111 376,369,606
Net Assets:
Beginning of year 1,127,051,615 750,682,009
End of year $ 1,623,550,726 $ 1,127,051,615
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 323,809,962 $ 138,176,362
Dividends reinvested 23,244,814 85,808,020
Cost of shares redeemed (85,048,508) (143,566,096)
Total Class II Shares 262,006,268 80,418,286
Change in net assets from capital transactions $ 262,006,268 $ 80,418,286
SHARE TRANSACTIONS:
Class II Shares
Issued 2,398,277 1,405,756
Reinvested 166,011 833,249
Redeemed (657,700) (1,483,760)
Total Class II Shares 1,906,588 755,245
Total change in shares 1,906,588 755,245

American Funds - December 31, 2021 - Statements of Changes in Net Assets - 31
NVIT American Funds Growth-Income Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
$ 30,649,654 $ 35,075,005
94,323,713 72,260,877
773,461,820 388,803,728
898,435,187 496,139,610
(122,747,258) (421,149,841)
(122,747,258) (421,149,841)
(250,868,128) 191,740,307
524,819,801 266,730,076
3,993,781,918 3,727,051,842
$ 4,518,601,719 $ 3,993,781,918
$ 92,246,406 $ 277,311,319
122,747,258 421,149,841
(465,861,792) (506,720,853)
(250,868,128) 191,740,307
$ (250,868,128) $ 191,740,307
1,502,066 5,695,655
1,881,761 8,124,032
(7,550,440) (9,372,136)
(4,166,613) 4,447,551
(4,166,613) 4,447,551

32 - Financial Highlights - December 31, 2021 - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds Asset
Allocation Fund
Class II Shares
Year Ended December 31,
2021 $ 26 .69 0.33 3.59 3.92 (0.33) (0.18) (0.51) $ 30 .10 14.71% $ 7,871,633,608 0.63% 1.13% 0.79% 6.99%
Year Ended December 31,
2020 $ 26 .15 0.32 2.63 2.95 (0.39) (2.02) (2.41) $ 26 .69 12.00% $ 7,278,460,200 0.64% 1.26% 0.79% 3.67%
Year Ended December 31,
2019 $ 23 .61 0.38 4.39 4.77 (0.43) (1.80) (2.23) $ 26 .15 20.78% $ 6,976,823,886 0.64% 1.50% 0.79% 7.91%
Year Ended December 31,
2018 $ 26 .52 0.33 (1.52) (1.19) (0.32) (1.40) (1.72) $ 23 .61 (4.98)% $ 6,163,399,618 0.64% 1.24% 0.79% 6.94%
Year Ended December 31,
2017 $ 23 .68 0.29 3.42 3.71 (0.29) (0.58) (0.87) $ 26 .52 15.79% $ 6,859,844,313 0.64% 1.14% 0.79% 4.24%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2021 - Financial Highlights - 33
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds Bond
Fund
Class II Shares
Year Ended December 31,
2021 $ 12 .63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) $ 12 .23 (0.72)% $ 3,984,320,408 0.63% 1.02% 0.79% 5.44%
Year Ended December 31,
2020 $ 11 .81 0.21 0.88 1.09 (0.26) (0.01) (0.27) $ 12 .63 9.21% $ 3,716,737,566 0.64% 1.69% 0.79% 13.80%
Year Ended December 31,
2019 $ 11 .07 0.26 0.74 1.00 (0.22) (0.04) (0.26) $ 11 .81 8.98% $ 3,383,062,877 0.64% 2.23% 0.79% 7.14%
Year Ended December 31,
2018 $ 11 .50 0.23 (0.36) (0.13) (0.26) (0.04) (0.30) $ 11 .07 (1.07)% $ 3,050,498,819 0.64% 2.08% 0.79% 2.99%
Year Ended December 31,
2017 $ 11 .31 0.19 0.17 0.36 (0.14) (0.03) (0.17) $ 11 .50 3.21% $ 2,827,153,636 0.64% 1.62% 0.79% 0.59%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

34 - Financial Highlights - December 31, 2021 - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds Global
Growth Fund
Class II Shares
Year Ended December 31,
2021 $ 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) $ 45.52 16.00% $ 628,455,395 0.64% (0.05)% 0.79% 5.47%
Year Ended December 31,
2020 $ 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) $ 40.25 29.93% $ 527,787,139 0.65% (0.05)% 0.80% 6.83%
Year Ended December 31,
2019 $ 27.13 0.22 8.93 9.15 (0.22) (2.82) (3.04) $ 33.24 34.78% $ 450,561,912 0.65% 0.72% 0.80% 9.43%
Year Ended December 31,
2018 $ 31.70 0.08 (2.84) (2.76) (0.07) (1.74) (1.81) $ 27.13 (9.42)% $ 346,304,050 0.66% 0.27% 0.81% 8.19%
Year Ended December 31,
2017 $ 26.40 0.08 7.93 8.01 (0.22) (2.49) (2.71) $ 31.70 30.97% $ 390,326,746 0.67% 0.25% 0.82% 9.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2021 - Financial Highlights - 35
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds
Growth Fund
Class II Shares
Year Ended December 31,
2021 $ 120 .82 (0.18) 26.12 25.94 — (2.25) (2.25) $ 144 .51 21.53% $ 1,623,550,726 0.63% (0.13)% 0.79% 4.95%
Year Ended December 31,
2020 $ 87 .57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) $ 120 .82 51.49% $ 1,127,051,615 0.64% (0.07)% 0.79% 15.34%
Year Ended December 31,
2019 $ 78 .84 0.30 22.00 22.30 (0.32) (13.25) (13.57) $ 87 .57 30.28% $ 750,682,009 0.65% 0.35% 0.80% 9.42%
Year Ended December 31,
2018 $ 87 .78 0.03 0.54 0.57 (0.29) (9.22) (9.51) $ 78 .84 (0.66)% $ 601,482,115 0.65% 0.03% 0.80% 13.98%
Year Ended December 31,
2017 $ 74 .43 0.10 20.06 20.16 (0.27) (6.54) (6.81) $ 87 .78 27.80% $ 656,547,265 0.65% 0.12% 0.80% 6.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

36 - Financial Highlights - December 31, 2021 - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds
Growth-Income Fund
Class II Shares
Year Ended December 31,
2021 $ 56 .43 0.45 12.82 13.27 (0.68) (1.18) (1.86) $ 67 .84 23.65% $ 4,518,601,719 0.63% 0.72% 0.79% 4.16%
Year Ended December 31,
2020 $ 56 .20 0.52 6.25 6.77 (0.91) (5.63) (6.54) $ 56 .43 13.08% $ 3,993,781,918 0.64% 0.98% 0.79% 11.76%
Year Ended December 31,
2019 $ 49 .90 0.72 11.61 12.33 (0.76) (5.27) (6.03) $ 56 .20 25.67% $ 3,727,051,842 0.64% 1.31% 0.79% 5.44%
Year Ended December 31,
2018 $ 55 .97 0.59 (1.25) (0.66) (0.60) (4.81) (5.41) $ 49 .90 (2.18)% $ 2,905,591,054 0.64% 1.03% 0.79% 8.87%
Year Ended December 31,
2017 $ 51 .67 0.56 10.25 10.81 (0.81) (5.70) (6.51) $ 55 .97 21.93% $ 3,121,164,897 0.64% 1.02% 0.79% 7.37%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2021 - Notes to Financial Statements - 37
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2021, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT American Funds Asset Allocation Fund (formerly, American Funds NVIT Asset Allocation Fund) ("American
Funds Asset Allocation")
NVIT American Funds Bond Fund (formerly, American Funds NVIT Bond Fund) ("American Funds Bond")
NVIT American Funds Global Growth Fund (formerly, American Funds NVIT Global Growth Fund) ("American
Funds Global Growth")
NVIT American Funds Growth Fund (formerly, American Funds NVIT Growth Fund) ("American Funds Growth")
NVIT American Funds Growth-Income Fund (formerly, American Funds NVIT Growth-Income Fund) ("American
Funds Growth-Income")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series ® , (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of December 31, 2021  was as follows:
Effective April 30, 2021, each Fund was renamed as shown in the following table.
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940
Act.
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Asset Allocation Fund 25.64%
American Funds Bond American Bond Fund 30.21%
American Funds Global Growth American Global Growth Fund 6.55%
American Funds Growth American Growth Fund 3.58%
American Funds Growth-Income American Growth-Income Fund 10. 52%
Prior Fund Name New Fund Name
American Funds NVIT Asset Allocation Fund NVIT American Funds Asset Allocation Fund
American Funds NVIT Bond Fund NVIT American Funds Bond Fund
American Funds NVIT Global Growth Fund NVIT American Funds Global Growth Fund
American Funds NVIT Growth Fund NVIT American Funds Growth Fund
American Funds NVIT Growth-Income Fund NVIT American Funds Growth-Income Fund

38 - Notes to Financial Statements - December 31, 2021 - American Funds
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are
valued at net asset value (“NAV”) as reported by the Master
Fund. Each Master Fund’s NAV is determined at the close
of regular trading on the New York Stock Exchange (usually
4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Annual
Report, which is included along with this report, for the Master
Funds' security valuation policies.
As of December 31, 2021, 100% of the market value of
each Fund was determined based on Level 1 inputs.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2021, the Funds did not have overdrawn
balances.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized
on the ex-dividend date and are recorded as such on the
Statements of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2021 are primarily attributable to capital distributions from the Master Funds. Temporary
differences arise when certain items of income, gain, or loss

American Funds - December 31, 2021 - Notes to Financial Statements - 39
are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2021 may primarily be attributable to outstanding wash sale loss
deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2021, the estimated maximum amounts each Fund may claim as consent dividends for 2021 are as follows:
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
Fund Capital
Total
Distributable
Earnings (Loss)
American Funds Asset Allocation $ – $ –
American Funds Bond – –
American Funds Global Growth (12,589) 12,589
American Funds Growth – –
American Funds Growth-Income – –
Amounts designated as "—" are zero or have been rounded to zero.
Fund
Ordinary Distribution
Available for
Consent Dividend
American Funds Asset Allocation $ 86,358,518
American Funds Bond 40,479,466
American Funds Global Growth —
American Funds Growth —
American Funds Growth-Income 30,649,297
Amounts designated as "—" are zero or have been rounded to zero.

40 - Notes to Financial Statements - December 31, 2021 - American Funds
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
Effective November 12, 2021, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain
Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until November 12, 2023.
NFM also provides various administrative and accounting
services for the Fund, and serves as Transfer and Dividend
Disbursing Agent for the Fund. NFM has entered into
agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the
Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Prior to May 1, 2021, NFM has entered into a contractual agreement with the Trust under which NFM waived a portion of the fees NFM received for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
American Funds Asset Allocation Up to $6.4 billion 0.15%
$6.4 billion and up to $7.1 billion 0.16%
$7.1 billion and up to $7.3 billion 0.165%
$7.3 billion and more 0.17%
American Funds Bond Up to $2.5 billion 0.15%
$2.5 billion and up to $2.9 billion 0.16%
$2.9 billion and up to $3.35 billion 0.165%
$3.35 billion and more 0.17%
American Funds Global Growth Up to $2 billion 0.15%
$2 billion and more 0.17%
American Funds Growth Up to $2 billion 0.15%
$2 billion and more 0.17%
American Funds Growth-Income Up to $2.7 billion 0.15%
$2.7 billion and up to $3.2 billion 0.16%
$3.2 billion and up to $3.75 billion 0.165%
$3.75 billion and more 0.17%
Fund Classes
Amount
(annual rate)
American Funds Asset Allocation Class II 1.03%
American Funds Growth Class II 1.11%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

American Funds - December 31, 2021 - Notes to Financial Statements - 41
For the year ended December 31, 2021, NFM earned an
aggregate of $4,210,477 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2021, the Funds' aggregate
portion of such costs amounted to $64,018.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2021, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 19,043,040
American Funds Bond 9,879,350
American Funds Global Growth 1,486,578
American Funds Growth 3,398,200
American Funds Growth-Income 10,659,280

42 - Notes to Financial Statements - December 31, 2021 - American Funds
2022. During the year ended December 31, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the year ended December 31,
2021, none of the Funds engaged in interfund lending.
Investment Transactions
For the year ended December 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single
underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to
Note 4 of the Master Fund Annual Report, which is included
along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund
also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a
Fund Purchases
*
Sales
American Funds Asset Allocation $ 530,003,572 $ 635,235,338
American Funds Bond 707,105,027 214,143,742
American Funds Global Growth 75,500,853 32,302,785
American Funds Growth 470,336,573 67,050,704
American Funds Growth-Income 176,554,996 477,873,657
* Purchases include reinvestments of income and realized gain distributions, as applicable.

American Funds - December 31, 2021 - Notes to Financial Statements - 43
valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
A Master Fund does not charge a Fund any sales charge for
buying or selling shares. However, a Fund indirectly pay a
portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ 86,687,707 $ 44,033,087 $ 130,720,794 $ – $ 130,720,794
American Funds Bond 79,008,352 21,017,032 100,025,384 – 100,025,384
American Funds Global Growth 278,663 15,882,566 16,161,229 – 16,161,229
American Funds Growth 3,042,398 20,202,416 23,244,814 – 23,244,814
American Funds Growth-Income 45,001,451 77,745,807 122,747,258 – 122,747,258
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ 99,850,676 $ 514,028,050 $ 613,878,726 $ – $ 613,878,726
American Funds Bond 72,296,949 2,333,344 74,630,293 – 74,630,293
American Funds Global Growth 2,941,676 29,601,816 32,543,492 – 32,543,492
American Funds Growth 6,087,498 79,720,522 85,808,020 – 85,808,020
American Funds Growth-Income 58,702,457 362,447,384 421,149,841 – 421,149,841
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
American Funds Asset Allocation $ 127,581,269 $ 248,460,023 $ 376,041,292 $ – $ – $ 2,766,970,179 $ 3,143,011,471
American Funds Bond 127,578,468 69,761,007 197,339,475 – – 51,928,058 249,267,533
American Funds Global Growth – 29,278,582 29,278,582 – – 241,105,950 270,384,532
American Funds Growth 7,453,207 157,022,799 164,476,006 – – 541,418,023 705,894,029
American Funds Growth-Income 33,613,499 90,900,988 124,514,487 – – 1,559,820,587 1,684,335,074
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 5,108,980,776 $ 2,767,130,242 $ (160,063) $ 2,766,970,179
American Funds Bond 3,934,612,932 78,108,298 (26,180,240) 51,928,058
American Funds Global Growth 387,738,724 241,105,950 – 241,105,950

44 - Notes to Financial Statements - December 31, 2021 - American Funds
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Growth 1,083,024,024 542,867,701 (1,449,678) 541,418,023
American Funds Growth-Income 2,961,229,191 1,559,820,587 – 1,559,820,587
Amounts designated as "—" are zero or have been rounded to zero.

Americanl Funds - December 31, 2021 - Report of Independent Registered Public Accounting Firm - 45
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT American Funds Asset
Allocation Fund, NVIT American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds
Growth Fund and NVIT American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of NVIT American Funds Asset Allocation Fund, NVIT
American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds Growth Fund and NVIT American
Funds Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

46 - Supplemental Information - December 31, 2021 (Unaudited) - Americanl Funds
Other Federal Tax Information
For the year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
American Funds Asset Allocation 67.17%
American Funds Bond 0.12
American Funds Global Growth 100.00
American Funds Growth 100.00
American Funds Growth-Income 99.98
Fund Amount
American Funds Asset Allocation $ 44,033,087
American Funds Bond 21,017,032
American Funds Global Growth 15,882,566
American Funds Growth 20,202,416
American Funds Growth-Income 77,745,807

American Funds - December 31, 2021 - Management Information - 47
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

48 - Management Information - December 31, 2021 - American Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

American Funds - December 31, 2021 - Management Information - 49
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

50 - Market Index Definitions - December 31, 2021 - American Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

American Funds - December 31, 2021 - Market Index Definitions - 51
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

52 - Market Index Definitions - December 31, 2021 - American Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

American Funds - December 31, 2021 - Market Index Definitions - 53
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

54 - Market Index Definitions - December 31, 2021 - American Funds
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-AMF (2-22)

American Funds

Insurance Series®

Annual report

for the year ended December 31, 2021

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1Letter to investors

4Fund reviews

Investment portfolios

46 Global Growth Fund

50Global Small Capitalization Fund

58Growth Fund

65International Fund

71New World Fund®

84Washington Mutual Investors FundSM

89Capital World Growth and Income Fund®

98 Growth-Income Fund

104International Growth and Income Fund

110Capital Income Builder®

125Asset Allocation Fund

155Global Balanced Fund

169The Bond Fund of America®

195Capital World Bond Fund®

216American High-Income Trust®

235American Funds Mortgage Fund®

243Ultra-Short Bond Fund

245U.S. Government Securities Fund®

253Managed Risk Growth Fund

255Managed Risk International Fund

Fellow investors:

Global stocks rallied for the third year in a row, rising 18.54% as measured by the MSCI ACWI (All Country World Index).1,2 Market optimism due to massive government stimulus measures and pent-up consumer demand was tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. Energy stocks generated the largest returns, rising more than 40% as oil prices rebounded from the pandemic lows of 2020. Information technology stocks also posted impressive gains, rising nearly 30%. All major sectors enjoyed positive returns but some traditionally defensive sectors, including utilities and consumer staples, trailed significantly behind the overall market gains.

U.S. equities surged as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020, with an increase of 26.67% recorded by the MSCI USA Index.1,3 Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit. Most U.S. fixed income markets were slightly down as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%.

European stocks rallied for some of the same reasons, though not as strongly as the U.S. All sectors registered positive gains for the year, supported by pent-up consumer demand and a strong rebound in manufacturing activity. Overall, the MSCI Europe Index rose 16.30%.1,4 Elsewhere among developed markets, Japanese equities lagged developed markets, weighed down by supply chain disruptions and the economic impact of COVID-19. The MSCI Japan Index1,5 rose 1.71% in U.S. dollar terms, held back partly by the weaker yen. The Japanese currency, which declined 10% against the U.S. dollar, lost appeal amid rising yields in the U.S. and Europe.

Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector. Overall, the MSCI Emerging Markets Investable Market Index finished essentially flat for the year.1,6 In China, a government crackdown in the technology, education and online gaming sectors led to a sweeping selloff.

257Managed Risk Washington Mutual Investors Fund

259Managed Risk Growth-Income Fund

261Managed Risk Asset Allocation Fund

263 Financial statements

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reﬂect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reﬂects dividends gross of withholding taxes. Source: MSCI.

1Source: MSCI.

2The MSCI ACWI is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reﬂect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

3The MSCI USA Index is a free ﬂoat-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market. Results reﬂect dividends net of withholding taxes.

4MSCI Europe Index is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reﬂect dividends net of withholding taxes.

5MSCI Japan Index is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure the equity market results of Japan. Results reﬂect dividends net of withholding taxes.

6MSCI Emerging Markets Investable Market Index (IMI) is a free ﬂoat-adjusted market capitalization weighted index that is designed to measure results of the large-, mid-, and small-capitalization segments of more than 20 emerging equity markets. Results reﬂect dividends net of withholding taxes.

American Funds Insurance Series	1

Meanwhile, China’s economy decelerated amid a broad policy attempt to promote equality and stability, known as common prosperity.

Government bonds declined in the face of soaring inflation. U.S. Treasuries lost more than 2% while investment-grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inflation-protected bonds rallied. The Bloomberg U.S. Corporate Investment Grade Index7,8 lost 1.04% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index7,9 gained 5.26%. More broadly, the Bloomberg Global Aggregate Index7,10 was down 4.71%, while the Bloomberg U.S. Aggregate Index7,11 declined 1.54%. The J.P. Morgan Emerging Markets Bond Index – Global12 was down 1.51%.

In foreign exchange markets, a strong U.S. dollar continued to get stronger, particularly as the Fed indicated it might raise interest rates three times in 2022. For the year, the dollar posted significant gains against the euro, the yen and most other currencies.

Looking ahead

The future path for stocks remains difficult to anticipate, as always. Investors are counting on the economic recovery to continue, as vaccines and natural immunity reduce the impact of the coronavirus. Earnings growth will likely remain strong. Investors would also like to see a continuation of supportive fiscal and monetary policies from the government. This latter point has been thrown into question recently, as inflation experienced its largest 12-month increase in decades (nearly 7% as of November 30). In response, the Fed has said it will be as active as necessary to combat inflation that is not transitory, including by raising interest rates numerous times. A moderate rise in rates likely will be digested just fine, but if rates rise too much, we would expect to see a meaningful drop in valuation, particularly among high-multiple growth stocks that have done so well for a number of years now. Given our long investment horizon, we will continue to focus on finding those companies with the best fundamentals and the best risk versus return trade-offs, and remain confident that we will find plenty of attractive securities in this environment. If volatility rises in the coming year, we will remain committed to our process and look for opportunities.

Our time-tested process is based on extensive research, a long-term outlook and close attention to valuation, and has served investors well over time. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

February 14, 2022

7Source: Bloomberg Index Services Ltd.

8Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and speciﬁed foreign debentures and secured notes that meet the speciﬁed maturity, liquidity, and quality requirements.

9Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of ﬁxed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.

10Bloomberg Global Aggregate Index represents the global investment-grade ﬁxed income markets.

11Bloomberg U.S. Aggregate Index represents the U.S. investment-grade ﬁxed-rate bond market.

12JP Morgan Emerging Markets Bond Index – Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2American Funds Insurance Series

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reﬂected in this report. Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information.

The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022, for all funds except International Growth and Income Fund, which will be in effect through at least December 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. Applicable fund results shown reﬂect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modiﬁed or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modiﬁed or terminated with the approval of the series’ board. Applicable fund results shown reﬂect the waivers and reimbursements, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series

–The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The beneﬁt of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, ﬁxed income and managed risk.

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund advanced 16.72% for the 12 months ended December 31, 2021, compared with an 18.54% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent- up consumer demand. Market gains were tempered at times by worries about rising inﬂation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection within the health care sector was the top driver of additive returns. Compared to the index, weightings in information technology sector ﬁrms ASML and Microsoft beneﬁtted the fund and were among its top contributors to relative returns. The biggest drag on relative returns was PayPal, also in the information technology sector, where returns lagged the market for the year.

On a geographic basis, stocks of companies domiciled in the Netherlands and Japan were among the top contributors to results, while stocks of companies based in Hong Kong and the United States were among the top detractors.

The fund’s portfolio managers are optimistic they will continue to ﬁnd good companies globally that offer high quality products and services, and whose values are not yet fully reﬂected in their share prices.

4American Funds Insurance Series

Global Growth Fund (continued)

How a hypothetical	$45,000	$43,913

$10,000 investment	Global Growth
has grown
Fund, Class 1

$30,649

MSCI ACWI1
10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20212
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since April 30, 1997) expense ratio				expense ratio

Class 1		16.72%		20.00%		15.95%		11.24%		.55%	.42%
Class 1A		16.45		19.71		15.67		10.96		.80	.67
Class 2		16.42		19.70		15.66		10.96		.80	.67
Class 4		16.14		19.39		15.41		10.70		1.05	.92

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of

December 31, 2021		The Americas 52.9%

Europe 26.8%

Asia/Paciﬁc Basin 16.4%

Short-term securities & other assets less liabilities 3.9%

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 6.98% for the 12 months ended December 31, 2021. Its benchmark, the MSCI All Country World Small Cap Index,1 a free ﬂoat-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 16.10%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent- up consumer demand. Market gains were tempered at times by worries about rising inﬂation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection in the utilities sector contributed the most to relative returns. An investment in health care sector ﬁrm GW Pharmaceuticals was among the fund’s top individual contributors over the period, as the stock widely outpaced the broader market. On the downside, health care company Haemonetics lagged the broader market and the fund’s holdings in its stock detracted from returns.

Investments in companies domiciled in India and Taiwan were overall additive to returns, while investments in those domiciled in China and the United States were detractors, overall.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and beneﬁt shareholders. The fund is supported by an unparalleled global research effort that carefully selects each holding based on careful analysis of companies and substantial interactions with their managements, suppliers and customers. As always, we maintain our commitment to investing for the long term.

6American Funds Insurance Series

Global Small Capitalization Fund (continued)

How a hypothetical $35,000

$10,000 investment	$33,317

Global Small
has grown
Capitalization

Fund, Class 1
$30,464
MSCI ACWI
Small Cap1
10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20212
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since April 30, 1998) expense ratio				expense ratio

Class 1		6.98%		15.74%		12.79%		10.37%		.74%	.65%
Class 1A		6.73		15.47		12.52		10.10		.99	.90
Class 2		6.74		15.45		12.51		10.10		.99	.90
Class 4		6.43		15.16		12.24		9.83		1.24	1.15

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index results reﬂect dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021

Asia/Paciﬁc Basin 25.4%

Europe 19.7%

Other regions .2%

Percent of net assets

The Americas 44.9%

Short-term securities

&other assets less liabilities 9.8%

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 22.30% for the 12 months ended December 31, 2021, compared with a 28.71% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative ﬁscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market conﬁdence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

The fund’s top contributors in relative terms were the consumer discretionary and consumer staples sectors. Investments in Tesla and ASML, both of which outpaced the broader market, were additive to relative results. On the downside, an investment in RingCentral and a lower-than-benchmark position in Nvidia, which outpaced the market, detracted from relative returns.

As both the pandemic and economic growth continue, portfolio managers and analysts are considering whether shortages of supplies and labor will continue to drive both prices and interest rates higher. For growth companies in this environment, the bigger the disconnect between sales and cash ﬂow growth, the more vulnerable the securities. The fund’s managers and research team will continue to appraise this economic environment in search of attractive opportunities for capital appreciation.

8American Funds Insurance Series

Growth Fund (continued)

How a hypothetical	$70,000

$10,000 investment		$61,992

has grown		Growth Fund,
		Class 1

S&P 5001

10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20212
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since February 8, 1984)		ratio

Class 1				22.30%		25.75%		20.01%		14.06%	.35%
Class 1A				21.97		25.45		19.72		13.78	.60
Class 2				21.97		25.43		19.71		13.78	.60
Class 3				22.07		25.52		19.80		13.86	.53
Class 4				21.69		25.12		19.44		13.50	.85

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

invested as of Consumer discretionary 19.9%

December 31, 2021

Communication services 19.7%

Health care 11.2%	Information technology 23.8%

Other industries 14.5%

Industrials 7.2%

Short-term securities

Other securities .2%
& other assets

less liabilities 3.5%

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund declined 1.23% for the 12 months ended December 31, 2021. Its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), gained 7.82%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent- up consumer demand. Market gains were tempered at times by worries about rising inﬂation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Regarding the fund, investments in the energy and utilities sectors boosted relative returns. Within individual securities, a higher-than-index position in ABN AMRO Bank was additive to returns as the stock outpaced the wider market. On the downside, some investments within the health care and ﬁnancials sectors hindered relative returns. Among individual securities, Brazilian cloud technology platform StoneCo was a top detractor as its stock lagged the broader market.

Looking ahead, economic growth prospects are strong, particularly in developed markets, despite the continued rise in infection rates of COVID-19 led by the omicron variant. Fund managers note that while emerging markets were hit hard during the pandemic, the worst may be behind them, and economic recovery seems to be progressing well. Counter-balancing optimism for a global economic recovery is the potential for a further rise in inﬂation, which may dampen the real returns of ﬁnancial assets. Given this backdrop, the portfolio managers have different views about how to position their portfolios, but as always, within the context of fundamental research behind each decision.

10American Funds Insurance Series

International Fund (continued)

How a hypothetical	$25,000

$10,000 investment		$22,410
has grown

		International
		Fund, Class 1

		$20,196

		MSCI ACWI
		ex USA1
10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20212
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since May 1, 1990)		ratio

Class 1				–1.23%		9.91%		8.40%		8.08%	.55%
Class 1A				–1.47		9.64		8.14		7.81	.80
Class 2				–1.49		9.63		8.13		7.81	.80
Class 3				–1.39		9.71		8.20		7.89	.73
Class 4				–1.71		9.37		7.88		7.55	1.05

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021

Europe 31.7%

The Americas 14.1%

Other regions 1.4%

Percent of net assets

Asia/Paciﬁc Basin 42.5%

Short-term securities

&other assets less liabilities 10.3%

American Funds Insurance Series	11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 5.16% for the 12 months ended December 31, 2021. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 18.54%. The MSCI Emerging Markets (EM) Index,1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), declined by 2.54%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was tempered at times by worries about rising inﬂation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection within the materials sector was beneﬁcial to the fund. Taiwan-based technology ﬁrm Silergy was a top contributor, with its stock sharply outpacing the broader market. On the downside, stock selection within the ﬁnancials and information technology sectors were the largest detractors from relative returns. Among individual security selection, a position in Brazil-based payments ﬁrm PagSeguro was a top detractor.

The fund’s portfolio managers remain focused on companies that could beneﬁt from broader secular trends in emerging markets. These include a mix of faster growing companies in digital-oriented industries and those companies with dominant market positions and pricing power.

12American Funds Insurance Series

New World Fund®	(continued)
How a hypothetical $35,000

$10,000 investment	$30,649
has grown

MSCI ACWI1
$23,543
New World
Fund, Class 1
10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20212
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since June 17, 1999)			expense ratio	expense ratio

Class 1		5.16%		13.53%		8.94%		8.98%		.74%	.57%
Class 1A		4.90		13.25		8.67		8.71		.99	.82
Class 2		4.92		13.25		8.67		8.71		.99	.82
Class 4		4.63		12.96		8.41		8.44		1.24	1.07

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021

The Americas 36.1%

Europe 20.3%

Other regions 2.1%

Percent of net assets

Asia/Paciﬁc Basin 37.0%

Short-term securities

&other assets less liabilities 4.5%

American Funds Insurance Series	13

Washington Mutual Investors FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Washington Mutual Investors Fund gained 28.12% for the 12 months ended December 31, 2021, compared to the 28.71% return of its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization- weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative ﬁscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market conﬁdence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

Regarding the fund, the energy and health care sectors were top contributors to relative returns. Within individual securities, information technology ﬁrm Broadcom was additive to results, with a higher-than-index position and returns that outpaced the broader market. On the downside, investments within the materials sector dragged on results. Among individual securities, media company Comcast hindered fund returns as its stock lagged the broader market.

Looking ahead, the fund’s portfolio managers are keeping a close watch on monetary policy, the path of the pandemic, inﬂation, and the resulting implications for the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long- term investment opportunities.

14American Funds Insurance Series

Washington Mutual Investors FundSM	(continued)
How a hypothetical $50,000	$46,257

$10,000 investment

has grown	S&P 5001
$37,205
Washington Mutual

Investors Fund,
Class 1
$32,459

Lipper Growth &
Income Funds Index2
10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20213
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since July 5,2001)			expense ratio	expense ratio

Class 1		28.12%		12.79%		14.04%		7.78%		.42%	.27%
Class 1A		27.70		12.51		13.76		7.51		.67	.52
Class 2		27.78		12.50		13.75		7.50		.67	.52
Class 4		27.51		12.22		13.53		7.27		.92	.77

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Source: Reﬁnitiv Lipper. Results for the Lipper indexes do not reﬂect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

3Periods greater than one year are annualized.

			Percent of net assets
Where the fund’s
assets were
invested as of	Health care 17.5%

December 31, 2021	Financials	17.1	Information technology 19.9%

			Other industries 24.8%

	Industrials	9.4%

Short-term securities

&other assets less liabilities 2.8%

Other securities 1.0%

American Funds Insurance Series	15

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Growth and Income Fund advanced 15.03% for the 12 months ended December 31, 2021, compared with an 18.54% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent- up consumer demand. Market gains were tempered at times by worries about rising inﬂation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

The relative results of the information technology sector beneﬁtted from security selection. Semiconductor and wireless company Broadcom was the top contributor to results, with results that outpaced the broader market. On the downside, some investments in the ﬁnancials sector hindered returns. A smaller-than-index position in Apple, which had strong returns for the year, dragged on relative results.

On a geographical basis, stocks domiciled in Japan and France contributed the most to relative returns, while holdings in Brazil and India dragged.

Looking ahead, strong economic recovery in developed markets followed by emerging markets is likely to lead to earnings and dividend support for stocks. Many of the companies that held back dividends are either reinstating or increasing payouts given the strong earnings backdrop. Against this optimistic scenario, the market is grappling with the prospect of sharply higher inﬂation, which could dampen real returns of ﬁnancial assets. The portfolio managers work closely with the economic research team to keep abreast of developments in inﬂation and other macro-economic factors. But as ever, each portfolio manager endeavors to build the portfolio based on the fundamentals of each company.

16American Funds Insurance Series
Capital World Growth and Income Fund® (continued)

How a hypothetical	$35,000

$10,000 investment

has grown	$30,834

Capital World

Growth and Income

Fund, Class 1

$30,649

MSCI ACWI1

10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20212
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since May 1, 2006)			expense ratio	expense ratio

Class 1		15.03%		13.55%		11.92%		8.11%		.63%	.42%
Class 1A		14.71		13.30		11.66		7.85		.88	.67
Class 2		14.78		13.27		11.63		7.84		.88	.67
Class 4		14.46		12.99		11.39		7.59		1.13	.92

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021

Europe 24.9%

Asia/Paciﬁc Basin 18.5%

Other regions .1%

Percent of net assets

The Americas 53.2%

Short-term securities

&other assets less liabilities 3.3%

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 24.42% for the 12 months ended December 31, 2021, compared with a 28.71% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative ﬁscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market conﬁdence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

Regarding the fund, investments in the energy and communication services sectors were additive to the fund’s relative returns. Within individual stock selection, a higher-than-index position in information technology ﬁrm Broadcom was a top contributor, as the stock outpaced the broader market.

On the downside, information technology and real estate sector investments were a drag on relative returns. An investment in media ﬁrm Comcast hindered results as its shares lagged the broader market over the period.

Looking forward, the fund’s portfolio managers are monitoring several crosscurrents in the investing environment. A further reduction in COVID-19 restrictions would be positive for economic activity in 2022. On the other hand, higher inﬂation is causing the Fed to plan for interest rate hikes, which might bring additional volatility to equity markets. The fund’s portfolio managers and analysts will look for good investments that could generate superior long term returns for shareholders.

18American Funds Insurance Series

Growth-Income Fund (continued)

How a hypothetical	$50,000	$46,257

$10,000 investment

has grown		S&P 5001
	$43,000
		Growth-Income
		Fund, Class 1
10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20212
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since February 8, 1984)		ratio

Class 1				24.42%		16.68%		15.70%		11.84%	.29%
Class 1A				24.08		16.41		15.42		11.57	.54
Class 2				24.10		16.39		15.42		11.57	.54
Class 3				24.18		16.48		15.50		11.64	.47
Class 4				23.80		16.10		15.14		11.29	.79

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

December 31, 2021

Health care 11.6%

Consumer discretionary 10.4%	Other industries 24.9%

Industrials 10.3%	Short-term securities

& other assets
Other securities 1.3%	less liabilities 2.8%

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund advanced 5.64% for the 12 months ended December 31, 2021, compared with a 7.82% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was tempered at times by worries about rising inﬂation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Regarding the fund, stock selection in the consumer discretionary and consumer staples sectors was additive to relative results. Among individual securities, ﬁnancials ﬁrm ING Groep of the Netherlands was a top contributor, thanks to returns that outpaced the broader market. On the downside, stock selection in the industrials and health care sectors detracted from the fund’s relative returns. An investment in Shanghai International Airport, in the industrials sector, dragged on results.

The fund’s portfolio managers follow global economic and geopolitical uncertainties with an aim to preserve value in any potential market correction while preparing to take advantage of buying opportunities as they arise.

20American Funds Insurance Series

International Growth and Income Fund (continued)

How a hypothetical $22,000 $10,000 investment

has grown	$20,196

MSCI ACWI

ex USA1
$20,078
International Growth
and Income Fund,
Class 1
10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
					Year ended December 31

Total returns based on For periods ended December 31, 20212
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years (since November 18, 2008) expense ratio					expense ratio

Class 1		5.64%		9.02%		7.22%		8.80%		.75%	.53%
Class 1A		5.39		8.78		6.97		8.54		1.00	.78
Class 2		5.37		8.76		6.95		8.53		1.00	.78
Class 4		5.09		8.49		6.72		8.28		1.25	1.03

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least December 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021

Asia/Paciﬁc Basin 27.9%

The Americas 11.5%

Other regions .4%

Percent of net assets

Europe 53.6%

Short-term securities

&other assets less liabilities 6.6%

American Funds Insurance Series	21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, gained 15.31% for the 12 months ended December 31, 2021. During the same period, the index blend of 70%/30% MSCI ACWI (All Country World Index)/Bloomberg U.S. Aggregate Index1 gained 12.25%. The MSCI ACWI,2 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 18.54%. The Bloomberg U.S. Aggregate Index,3 which represents the U.S. investment-grade (rated BBB/Baa and above) ﬁxed-rate bond market, declined 1.54%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, was up 16.79%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was at times tempered by worries about rising inﬂation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

U.S. ﬁxed income markets were mixed as investors digested higher inﬂation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

In the equity portfolio, the top contributors in relative terms were the consumer discretionary and energy sectors. A higher-than-benchmark position in semiconductor and wireless company Broadcom was a top contributor to relative returns. On the downside, the utilities sector dragged on relative returns. Among the fund’s top individual detractors was its investment in health care ﬁrm Amgen, which lagged the broader market.

The fund’s ﬁxed income portfolio added to relative returns, due primarily to duration, sector positioning and security selection.

The fund’s portfolio managers believe there will be ongoing progress toward a post-pandemic reality, despite the emergence of new variants, that will tend toward a normalization of monetary policies. Within this environment and the divergence in performance between the U.S. and global markets, the fund remains well positioned to use its geographic ﬂexibility to pursue opportunities around the world. We believe the fund’s holdings should continue to beneﬁt from the uptick in inﬂationary pressure, thanks to its exposure to energy and resource stocks. Against this backdrop, we remain loyal to the fund’s objective and optimistic about the dividend-paying companies with growing dividends we have selected for this portfolio through fundamental, bottom-up security selection.

22American Funds Insurance Series

Capital Income Builder® (continued)

How a hypothetical	$25,000

$10,000 investment has grown

10,000

8,000

$21,029

MSCI ACWI2

May 1

$15,511

Capital Income

Builder, Class 1

$12,662 Bloomberg U.S. Aggregate Index3

2014	2015	2016	2017	2018	2019	2020	2021

Semi-annual

Total returns based on For periods ended December 31, 20215
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio

Class 1	15.31%	8.53%	5.89%	.52%	.27%
Class 1A	14.95	8.25	5.62	.77	.52
Class 2	14.94	8.26	5.71	.77	.52
Class 4	14.68	7.97	5.36	1.02	.77

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

2Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions.

3Source: Bloomberg Index Services Ltd.

4Source: Reﬁnitiv Lipper. Lipper averages reﬂect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

5Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2021

Europe 19.3%

Asia/Paciﬁc Basin 9.0%

Other regions .1%

The Americas 68.8%

Short-term securities

&other assets less liabilities 2.8%

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 15.40% for the 12 months ended December 31, 2021. During the same period, the index blend of 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index1 gained 15.86%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was up 28.71%, while the Bloomberg U.S. Aggregate Index,3 which represents the U.S. investment-grade (rated BBB/Baa and above) ﬁxed- rate bond market, declined by 1.54%.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative ﬁscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market conﬁdence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

U.S. ﬁxed income markets were mixed as investors digested higher inﬂation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Investments in the ﬁnancials sector were additive to returns. Positions in Broadcom and ASML, in the information technology sector, were top contributors to relative results with returns that outpaced the general market. On the downside, stock selection in the health care sector dragged on returns, while a smaller-than-index position in Alphabet detracted from relative returns.

The fund’s ﬁxed income investments were additive to relative returns due to sector positioning and security selection.

As ever, the portfolio managers are focused on ﬁnding outstanding long-term investment opportunities wherever they are. Perhaps more than ever before given the myriad challenges of the pandemic, Capital’s extensive and in-depth research capabilities help provide multi-faceted and high-quality perspectives on what we believe is happening at the company and industry level.

24American Funds Insurance Series

Asset Allocation Fund (continued)

How a hypothetical	$50,000

$10,000 investment	$46,257
has grown	S&P 5002
$29,977
Asset Allocation
Fund, Class 1
$28,759

60%/40% S&P
500/Bloomberg
U.S. Aggregate
Index1
$13,307

Bloomberg U.S.

Aggregate Index3
10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
				Year ended December 31

Total returns based on For periods ended December 31, 20214
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since August 1,1989)		ratio

Class 1				15.40%		11.99%		11.60%		8.96%	.30%
Class 1A				15.13		11.73		11.33		8.69	.55
Class 2				15.10		11.71		11.33		8.69	.55
Class 3				15.22		11.79		11.41		8.77	.48
Class 4				14.84		11.43		11.10		8.43	.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Data sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

2Source: S&P Dow Jones Indices LLC.

3Source: Bloomberg Index Services Ltd.

4Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2021

Convertible stocks .1%

Investment funds 5.3%

U.S. Treasury bonds & notes 8.0%

Corporate bonds, notes & loans 6.5%

Mortgage-backed obligations 4.7%

Asset-backed obligations 1.3%

Other bonds & notes .3%

Common stocks 71.9%

Short-term securities

&other assets less liabilities 1.9%

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 11.05% for the 12 months ended December 31, 2021. During the same period, the index blend of 60%/40% MSCI ACWI (All Country World Index)/Bloomberg Global Aggregate Index1 gained 8.78%. The MSCI ACWI,2 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased 18.54%, while the Bloomberg Global Aggregate Index,3 a measure of global investment-grade bonds (rated BBB/Baa and above), declined 4.71%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was at times tempered by worries about rising inﬂation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Government bonds declined in the face of soaring inﬂation. U.S. Treasuries lost more than 2% while investment- grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inﬂation-protected bonds rallied.

In the fund’s equity portfolio, stock selection in the consumer discretionary sector was additive to relative results. Investments in information technology ﬁrms ASML and Broadcom were top contributors to results. On the downside, stock selection in the ﬁnancials sector detracted from relative returns. An investment in Brazil-based payments company PagSeguro was a drag on results.

The fund’s ﬁxed income investments detracted from relative returns overall, with currency hedging and duration positioning the primary factors. Within the ﬁxed income portfolio, sector positioning and unhedged currency were additive to relative returns.

Global supply chain issues, the rising interest rate environment and the diminishing potential for further U.S.

ﬁscal stimulus are among the issues fund managers are monitoring. In this environment, we continue to focus on global research and stock-by-stock, bottom-up fundamental analysis.

26American Funds Insurance Series

Global Balanced Fund (continued)

How a hypothetical	$35,000

$10,000 investment												$30,649
has grown

												MSCI ACWI2
											$22,484
												Global Balanced
												Fund, Class 1

												$21,418

												60%/40% MSCI
												ACWI/Bloomberg
												Global Aggregate
												Index1
												$11,919

												Bloomberg Global
	10,000											Aggregate Index3

	8,000

	’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
					Year ended December 31

Total returns based on For periods ended December 31, 20214
a $1,000 investment									Lifetime		Gross	Net
			1 year		5 years		10 years	(since May 2, 2011)		expense ratio		expense ratio

	Class 1		11.05%		10.86%		8.44%		7.28%		.73%	.51%
	Class 1A		10.83		10.64		8.19		7.04		.98	.76
	Class 2		10.79		10.59		8.16		7.01		.98	.76
	Class 4		10.46		10.31		8.02		6.85		1.23	1.01

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

2Source: MSCI. The MSCI index results reﬂect dividends net of withholding taxes and reinvestment of distributions.

3Source: Bloomberg Index Services Ltd.

4Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of

December 31, 2021 Preferred securities andCommon stocks of issuers outside the U.S. 29.8%

convertible stock .6%

Bonds & notes of governments

& government agenciesU.S. common stocks 33.2% outside the U.S. 12.8%

U.S. Treasury bonds & notes 10.9%	Short-term securities

& other assets

Corporate bonds, notes & loans 4.4%
less liabilities 7.4%
Mortgage-backed obligations .9%

American Funds Insurance Series	27

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The Bond Fund of America declined 0.14% for the 12 months ended December 31, 2021. In comparison, the fund’s benchmark, the Bloomberg U.S. Aggregate Index,1 which represents the U.S. investment-grade (rated BBB/Baa and above) ﬁxed-rate bond market, declined 1.54%.

Fixed income markets were mixed as investors confronted higher inﬂation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inﬂation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inﬂation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment- grade bonds tightened 77 bps and 4 bps, respectively.

Over the period, the largest contributions to relative results came from sector selection followed by security selection and duration positioning. Within sector selection, positions in Treasury Inﬂation Protected Securities (TIPS) and a modest position in high yield bonds helped relative results. Duration and curve positioning within MBS were detractors over the period.

Portfolio managers have begun reducing risk by upgrading the credit quality and improving the liquidity of the portfolio. This will enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive at that time. Yields have moved higher in anticipation of the Federal Reserve hiking interest rates in the face of high inﬂation. If yields continue to move higher beyond what managers believe is a reasonable expectation for Fed hikes, managers will likely increase the portfolios’ interest rate exposure.

Managers expect the U.S. economy to maintain momentum on the back of strong consumer spending and business investment, even amid elevated inﬂation and the prospect of the Fed raising interest rates early in 2022. Although the portfolio is currently positioned toward further economic growth, managers anticipate a high level of uncertainty and a rise in market volatility over the coming year. As such, careful, research-driven security selection will continue to be an important driver of future investment results.

28American Funds Insurance Series

The Bond Fund of America® (continued)

How a hypothetical	$16,000

$10,000 investment has grown

$14,133

The Bond Fund of

America, Class 1

$13,307 Bloomberg U.S. Aggregate Index1

10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
Year ended December 31
Total returns based on For periods ended December 31, 20212
a $1,000 investment				Lifetime	Gross	Net
	1 year	5 years	10 years (since January 2, 1996)		expense ratio	expense ratio

Class 1	–0.14%	4.49%	3.52%	4.73%	.40%	.20%
Class 1A	–0.36	4.25	3.27	4.47	.65	.45
Class 2	–0.31	4.25	3.27	4.47	.65	.45
Class 4	–0.59	3.96	3.02	4.21	.90	.70

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2021

Corporate bonds, notes & loans 32.8%

Mortgage-backed obligations 13.2%

Asset-backed obligations 4.2%

Municipals 1.6%

Bonds & notes of governments

&government agencies outside the U.S. 1.1%

Federal agency bonds & notes .1%

U.S. Treasury bonds & notes 44.1%

Short-term securities & other assets less liabilities 2.9%

American Funds Insurance Series	29
Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Bond Fund declined 4.73% for the 12 months ended December 31, 2021. This is compared to the fund’s benchmark, the Bloomberg Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above) and was down 4.71%.

Government bonds declined in the face of soaring inﬂation. U.S. Treasuries lost more than 2% while investment- grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inﬂation-protected bonds rallied.

Sector and security selection contributed positively to the fund’s relative returns over the period. Government bonds from Japan and France were among the top individual contributors to returns, while a holding in Danish mortgage-backed securities was a top detractor.

As growth in the U.S. moderates, the fund’s portfolio managers will seek to identify long-term investments around the world such as in emerging markets where sovereign, corporate and high-yield debt may present opportunities. Given the fund’s core objective is to provide a high-level of total return over the long term, the fund’s portfolio managers will maintain a cautious approach to investing in different sectors of the bond market, such as high-yield debt.

30American Funds Insurance Series

Capital World Bond Fund®	(continued)
How a hypothetical $14,000

$10,000 investment	$13,350
has grown

Lipper Global
Income Funds Index2
$12,573
Capital World Bond
Fund, Class 1
$11,919
Bloomberg Global
10,000	Aggregate Index1

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
Year ended December 31
Total returns based on For periods ended December 31, 20213
a $1,000 investment					Lifetime	Gross	Net
		1 year	5 years	10 years (since October 4, 2006)		expense ratio	expense ratio

	Class 1	–4.73%	3.74%	2.32%	3.85%	.60%	.50%
	Class 1A	–4.88	3.53	2.09	3.61	.85	.75
	Class 24	–4.92	3.49	2.07	3.60	.85	.75
	Class 4	–5.18	3.24	1.85	3.37	1.10	1.00
	Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently
	waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed
	or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements,
	without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s
	prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.
	Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
	1Source: Bloomberg Index Services Ltd.
	2Source: Reﬁnitiv Lipper. Results for the Lipper indexes do not reﬂect sales charges. Lipper indexes track the largest mutual funds (no
	more than 30), represented by one share class per fund, in the corresponding Lipper category.
	3Periods greater than one year are annualized.
	4Capital World Bond Fund Class 2 shares were ﬁrst sold on November 6, 2006. Results prior to that date are hypothetical based on
	Class 1 share results adjusted for estimated additional annual expenses of 0.25%.
						Percent of net assets

Where the fund’s
assets were
invested as of
December 31, 2021	Corporate bonds, notes & loans 27.0%

Bonds & notes of governments & government agencies outside the U.S. 50.0%

U.S. Treasury bonds & notes 10.7% Mortgage-backed obligations 5.0% Other bonds and notes .2% Common stocks .1%

Short-term securities

&other assets less liabilities 7.0%

American Funds Insurance Series	31

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American High-Income Trust gained 8.74% for the 12 months ended December 31, 2021. In comparison, the fund’s benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures ﬁxed- rate non-investment-grade bonds (rated BB/Ba and below) and limits the exposure of an issuer to 2%, gained 5.26%.

Fixed income markets were mixed as investors confronted higher inﬂation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inﬂation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inﬂation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Regarding the fund, security selection contributed positively to relative returns over the period. In particular, security selection within the energy and consumer sectors were additive to results. Conversely, investments within electric utilities detracted from relative returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market and that ﬁscal and monetary support prompted by the pandemic — combined with synchronous global growth as economies gradually reopen — will help mitigate adverse impacts of the pandemic. We continue to monitor these themes and believe that high-yield bonds will be supported by stronger economic growth and low real interest rates.

32American Funds Insurance Series

American High-Income Trust® (continued)

How a hypothetical	$20,000

$10,000 investment has grown

10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21

Year ended December 31

$19,343

Bloomberg U.S.

Corp. High Yield 2%

Issuer Capped

Index1

$18,753 American High- Income Trust, Class 1

$18,311

Lipper High Yield Funds Average2

Total returns based on For periods ended December 31, 20213
a $1,000 investment				Lifetime	Gross	Net
	1 year	5 years	10 years	(since February 8,1984) expense ratio		expense ratio

Class 1	8.74%	6.86%	6.49%	8.66%	.52%	.30%
Class 1A	8.42	6.62	6.23	8.39	.77	.55
Class 2	8.42	6.58	6.23	8.38	.77	.55
Class 3	8.60	6.67	6.30	8.46	.70	.48
Class 4	8.18	6.32	6.01	8.13	1.02	.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Source: Reﬁnitiv Lipper. Results for the Lipper averages do not reﬂect sales charges. Lipper averages track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper averages reﬂect the current composition of all eligible mutual funds (all share classes) within a given category.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s
assets were
invested as of	Corporate bonds, notes & loans 91.0%
December 31, 2021

Equity securities 5.8%

Convertible securities .1%

Short-term securities

&other assets less liabilities 3.1%

American Funds Insurance Series	33

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Mortgage Fund declined 0.32% for the 12 months ended December 31, 2021, while the Bloomberg U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, declined 1.04%.

Fixed income markets were mixed as investors confronted higher inﬂation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inﬂation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inﬂation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment- grade bonds tightened 77 bps and 4 bps, respectively.

Duration positioning and sector selection contributed to the fund’s relative returns over the period. In particular, the fund beneﬁted from a lower duration than the benchmark, which more than offset losses due to the fund’s relative curve position. In addition, the fund beneﬁtted from a lower-than-benchmark weighting in mortgages and U.S. Treasury Inﬂation Protected Securities (TIPS).

The portfolio managers remain focused on meeting the fund’s core objectives of providing current income and protecting capital. A series of rate hikes are expected to start in early 2022, as the Fed will want to restrain the inﬂationary dynamics currently building in the economy. In addition, the Fed will complete its quantitative easing purchase program in 2022 and will likely soon begin shrinking its balance sheet by allowing some of its mortgages and Treasuries to mature without replacement via reinvestment. The fund is positioned conservatively as the combination of rate hikes and a shrinking Fed balance sheet may be very disruptive to markets. More attractive valuations for mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

34American Funds Insurance Series

American Funds Mortgage Fund® (continued)

How a hypothetical	$14,000

$10,000 investment has grown

$12,799 American Funds Mortgage Fund, Class 1

$12,527 Bloomberg U.S. Mortgage-Backed Securities Index1

10,000

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
Year ended December 31
Total returns based on For periods ended December 31, 20212
a $1,000 investment				Lifetime	Gross	Net
	1 year	5 years	10 years	(since May 2, 2011)	expense ratio	expense ratio

Class 1	–0.32%	2.76%	2.50%	2.79%	.49%	.26%
Class 1A	–0.47	2.53	2.25	2.54	.74	.51
Class 2	–0.57	2.51	2.25	2.54	.74	.51
Class 4	–0.78	2.25	2.04	2.33	.99	.76

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2021

U.S. Treasury bonds & notes 20.5%

Asset-backed obligations 3.7%

Other bonds and notes .4%

Mortgage-backed obligations 53.2%

Short-term securities & other assets less liabilities 22.2%

American Funds Insurance Series	35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund declined 0.35% for the 12 months ended December 31, 2021, compared with a 0.10% rise in the Bloomberg Short-Term Government/Corporate Index,1 which consists of investment-grade (rated BBB/Baa and above), ﬁxed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a focus on capital preservation and liquidity, the fund continues to be managed in a relatively conservative manner compared to the above-described index.

As a consequence of the conservative orientation of the fund, it typically invests in both shorter duration and higher quality securities relative to the index. Against the backdrop of the low interest rate environment that persisted throughout 2021, particularly in the front end of the U.S. government yield curve, the fund’s relatively shorter duration and higher quality investments, compared with the index, impacted its relative results.

Short-term interest rates are near zero and have been since the Federal Reserve cut rates in March 2020. The current low interest rate environment may persist, as uncertainty regarding the coronavirus continues even with positive news on the vaccine front.

36American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Total returns based on	For periods ended December 31, 20212
a $1,000 investment					Lifetime	Net
		1 year	5 years	10 years	(since February 8, 1984) expense ratio

	Class 1	–0.35%	0.82%	0.33%	3.21%	.37%
	Class 1A	–0.27	0.84	0.21	2.99	.62
	Class 2	–0.55	0.58	0.08	2.96	.62
	Class 3	–0.45	0.67	0.15	3.03	.55
	Class 4	–0.72	0.34	–0.09	2.72	.87
	Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, results reﬂect
	fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more
	information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in
	this report for details.
	Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
	1Source: Bloomberg Index Services Ltd.
	2Periods greater than one year are annualized.
						Percent of net assets

Where the fund’s	Commercial paper					68.9%
assets were	U.S. Treasury bills					17.7
invested as of	Federal agency bills & notes					11.3
December 31, 2021	Other assets less liabilities					2.1

	Total					100.0%

American Funds Insurance Series	37

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government Securities Fund declined 0.44% for the 12 months ended December 31, 2021, while the Bloomberg U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, was down 1.77%.

Fixed income markets were mixed as investors confronted higher inﬂation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inﬂation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inﬂation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment- grade bonds tightened 77 bps and 4 bps, respectively.

Duration positioning and sector selection contributed to the fund’s relative returns over the period. In particular, the fund beneﬁted from a lower duration than the benchmark which more than offset losses due to the fund’s curve position. In addition, the fund beneﬁtted from its position in U.S. Treasury Inﬂation Protected Securities (TIPS) and a lower-than-benchmark weighting in mortgages.

A series of rate hikes are expected to start in early 2022, as the Fed will want to restrain the inﬂationary dynamics currently building in the economy. In addition, the Fed will complete its quantitative easing purchase program in 2022 and will likely soon begin shrinking its balance sheet by allowing some of its mortgages and Treasuries to mature without replacement via reinvestment. The fund is positioned conservatively as the combination of rate hikes and a shrinking Fed balance sheet may be very disruptive to markets. More attractive valuations for Treasury and mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

38American Funds Insurance Series

U.S. Government Securities Fund® (continued)

How a hypothetical	$14,000

$10,000 investment has grown

$12,859

U.S. Government

Securities Fund,

Class 1

$12,446 Bloomberg U.S. Govt./Mortgage- Backed Securities

10,000	Index1

8,000

’11	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21
Year ended December 31
Total returns based on For periods ended December 31, 20212
a $1,000 investment				Lifetime	Gross	Net
	1 year	5 years	10 years	(since December 2, 1985) expense ratio		expense ratio

Class 1	–0.44%	3.55%	2.55%	5.65%	.40%	.22%
Class 1A	–0.65	3.32	2.31	5.39	.65	.47
Class 2	–0.62	3.30	2.29	5.39	.65	.47
Class 3	–0.62	3.37	2.37	5.46	.58	.40
Class 4	–0.88	3.04	2.08	5.14	.90	.72

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2021

Federal agency bonds & notes 12.8%

U.S. Treasury bonds & notes 50.2%

Short-term securities & other assets less liabilities 25.9%

American Funds Insurance Series	39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 13.08% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index

–Moderate Aggressive1 was up 20.66%. Standard & Poor’s 500 Composite Index,2 a market capitalization- weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and consumer staples sectors were top contributors to relative returns, while stock selection in the information technology and communication services sectors detracted. The return of the underlying The Bond Fund of America detracted from relative returns.

How a hypothetical

$10,000 investment $40,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020	2021

Semi-annual

$35,701

S&P 5002

$24,068 S&P 500 Managed Risk Index — Moderate Aggressive1

Total returns based on For periods ended December 31, 20213
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	13.08%	18.19%	12.70%	.74%	.69%
Class P2	12.89	17.90	12.38	.99	.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 3.92% for the 12 months ended December 31, 2021, compared to the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which rose 8.67%. The MSCI ACWI (All Country World Index) ex USA,2 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), increased 7.82%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the energy sector were the top contributor to relative returns. Stock selection in the ﬁnancials and health care sectors detracted from relative results, as did the return of the underlying The Bond Fund of America.

How a hypothetical

$10,000 investment $18,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020	2021

Semi-annual

$16,204

MSCI ACWI ex USA2

S&P EPAC

Ex. Korea

LargeMidCap

Managed Risk

Index — Moderate

Aggressive1

$12,825 Managed Risk International Fund,

Class P1

Total returns based on For periods ended December 31, 20213
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–3.92%	6.31%	2.91%	.95%	.87%
Class P2	–4.13	5.95	2.55	1.20	1.12

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: MSCI. The MSCI index result reﬂects reinvestment of distributions and dividends net of withholding taxes.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 17.46% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index – Moderate1 gained 17.71%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%

The fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Washington Mutual Investors Fund’s investments in the energy sector were the top contributor to relative returns due to their higher-than-index position. Investments in the health care sector were also additive, while stock selection in the materials sector detracted.

How a hypothetical

$10,000 investment $40,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020	2021

Semi-annual

$35,701

S&P 5002

$22,381 S&P 500 Managed Risk Index — Moderate1

$18,370 Managed Risk Washinton Mutual Investors Fund, Class P1

Total returns based on For periods ended December 31, 20213
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	17.46%	7.37%	7.27%	.73%	.68%
Class P2	17.11	7.01	6.91	.98	.93

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 15.32% for the 12 months ended December 31, 2021, compared to the S&P 500 Managed Risk Index – Moderate,1 which rose 17.71%. Standard & Poor’s 500 Composite Index,2 a market capitalization- weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the energy sector were the top contributor to relative returns. Investments in the communication services sector also were a top contributor due to their higher-than- benchmark position, while the information technology and real estate sectors detracted from results.

How a hypothetical

$10,000 investment $40,000 has grown

10,000

8,000

									$35,701

									S&P 5002
									$22,459

									Managed Risk

									Growth-Income
									Fund, Class P1
May 1									$22,381

									S&P 500

									Managed Risk

									Index — Moderate1

2013	2014	2015	2016	2017	2018	2019	2020	2021
				Semi-annual
Total returns based on For periods ended December 31, 20213
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	15.32%	12.35%	9.78%	.68%	.63%
Class P2	15.05%	12.08%	9.47%	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 12.82% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index – Moderate Conservative1 was up 15.01%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the ﬁnancials sector were additive to relative returns due to their higher-than-benchmark position and stock selection, while stock selection in the health care and information technology sectors detracted. On a country level, the fund’s investments in the Netherlands were additive to relative returns.

44American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

How a hypothetical	$40,000

$10,000 investment has grown

September 28

10,000

8,000

2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
Semi-annual

$39,726

S&P 5002

$22,475

S&P 500 Managed

Risk Index — Moderate

Conservative1

$20,924

Managed Risk Asset

Allocation Fund,

Class P1

$12,796 Bloomberg Barclays U.S. Aggregate Index3

Total returns based on For periods ended December 31, 20214
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years (since September 28, 2012)		expense ratio	expense ratio

Class P1	12.82%	9.21%	8.30%	.70%	.65%
Class P2	12.50	8.94	8.04	.95	.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, results reﬂect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Source: Bloomberg Index Services Ltd.

4Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	45

Global Growth Fund

Investment portfolio December 31, 2021

Common stocks 92.85%			Value
		Shares	(000)

Information	ASML Holding NV	548,945	$ 441,669
technology	ASML Holding NV (New York registered) (ADR)	280,900	223,636
31.97%	Microsoft Corp.	1,862,700	626,462
	Taiwan Semiconductor Manufacturing Company, Ltd.	23,830,000	529,709
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,843
	Adyen NV1	61,300	161,320
	PayPal Holdings, Inc.1	846,600	159,652
	Broadcom, Inc.	154,665	102,916
	Applied Materials, Inc.	520,137	81,849
	Adobe, Inc.1	135,000	76,553
	MongoDB, Inc., Class A1	139,000	73,580
	Amphenol Corp., Class A	747,000	65,333
	EPAM Systems, Inc.1	97,100	64,906
	Samsung Electronics Co., Ltd.	785,100	51,713
	Fiserv, Inc.1	465,403	48,304
	Hexagon AB, Class B	2,920,500	46,428
	Keyence Corp.	71,000	44,613
	Zendesk, Inc.1	419,500	43,750
	Advanced Micro Devices, Inc.1	272,800	39,256
	PagSeguro Digital, Ltd., Class A1	1,094,000	28,685
	Mastercard, Inc., Class A	62,500	22,457
	NVIDIA Corp.	67,000	19,705
	Shopify, Inc., Class A, subordinate voting shares1	14,000	19,283
	DocuSign, Inc.1	106,750	16,259
	Visa, Inc., Class A	70,197	15,212
	Network International Holdings PLC1	3,731,800	14,760
	Amadeus IT Group SA, Class A, non-registered shares1	177,201	12,032
	Sinch AB1	894,000	11,387
	Worldline SA, non-registered shares1	146,850	8,194
			3,066,466

Consumer	Amazon.com, Inc.1	131,000	436,799
discretionary	Chipotle Mexican Grill, Inc.1	139,400	243,706
18.19%	LVMH Moët Hennessy-Louis Vuitton SE	158,900	131,520
	Floor & Decor Holdings, Inc., Class A1	914,698	118,920
	Domino’s Pizza, Inc.	196,700	111,004
	NIKE, Inc., Class B	400,000	66,668
	Prosus NV, Class N	760,993	63,706
	Booking Holdings, Inc.1	24,600	59,021
	Renault SA1	1,688,781	58,728
	D’Ieteren Group1	226,000	44,153
	Compagnie Financière Richemont SA, Class A	291,500	43,811
	Home Depot, Inc.	92,275	38,295
	Domino’s Pizza Enterprises, Ltd.	430,000	36,925
	Xpeng, Inc., Class A (ADR)1	671,711	33,807
	Coupang, Inc., Class A1	1,106,454	32,508
	MercadoLibre, Inc.1	21,200	28,586
	IDP Education, Ltd.	1,028,700	25,933
	Melco Resorts & Entertainment, Ltd. (ADR)1	2,127,000	21,653
	Stellantis NV	1,096,000	20,811
	EssilorLuxottica	94,200	20,081
	Evolution AB	140,000	19,927
	YUM! Brands, Inc.	120,000	16,663
	Moncler SpA	217,370	15,843
	Entain PLC1	665,250	15,155
	MGM China Holdings, Ltd.1	19,792,000	12,006
	Wynn Macau, Ltd.1,2	14,070,000	11,494
	Arrival Group1,2	1,253,000	9,297
	Farfetch, Ltd., Class A1	223,000	7,455
			1,744,475

46American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	DexCom, Inc.1	253,000	$ 135,848
12.78%	UnitedHealth Group, Inc.	259,600	130,356
	Mettler-Toledo International, Inc.1	65,000	110,319
	Pfizer, Inc.	1,479,000	87,335
	AstraZeneca PLC	646,300	75,915
	Cigna Corp.	330,319	75,851
	Regeneron Pharmaceuticals, Inc.1	95,036	60,017
	Tandem Diabetes Care, Inc.1	379,084	57,060
	Fisher & Paykel Healthcare Corp., Ltd.	2,188,000	49,093
	Merck & Co., Inc.	620,000	47,517
	CVS Health Corp.	371,000	38,272
	Danaher Corp.	97,700	32,144
	Silk Road Medical, Inc.1	702,000	29,912
	Zoetis, Inc., Class A	116,300	28,381
	NovoCure, Ltd.1	340,000	25,527
	Eli Lilly and Company	87,100	24,059
	Catalent, Inc.1	175,900	22,520
	Dechra Pharmaceuticals PLC	283,000	20,398
	Humana, Inc.	43,000	19,946
	Bayer AG	363,860	19,470
	Virbac SA1	37,800	18,269
	Genus PLC	270,000	18,046
	Coloplast A/S, Class B	93,950	16,555
	Bachem Holding AG, Class B	20,300	15,951
	Olympus Corp.	665,800	15,335
	Novartis AG	165,600	14,590
	Sanofi	135,000	13,615
	Vertex Pharmaceuticals, Inc.1	49,500	10,870
	Rede D’Or Sao Luiz SA	1,073,663	8,641
	Organon & Co.	62,000	1,888
	Viatris, Inc.	110,678	1,497
	Zai Lab, Ltd. (ADR)1	9,000	566
			1,225,763

Financials	Tradeweb Markets, Inc., Class A	1,685,360	168,772
8.56%	AIA Group, Ltd.	10,109,600	101,906
	Kotak Mahindra Bank, Ltd.	2,915,200	70,437
	JPMorgan Chase & Co.	426,800	67,584
	Allfunds Group PLC1	2,890,300	56,914
	AXA SA	1,692,893	50,468
	Société Générale	1,011,450	34,782
	Prudential PLC	1,773,082	30,587
	Citigroup, Inc.	497,600	30,050
	Moscow Exchange MICEX-RTS PJSC	12,640,000	25,786
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	23,432
	BlackRock, Inc.	23,900	21,882
	HDFC Life Insurance Company, Ltd.	2,289,515	20,006
	QBE Insurance Group, Ltd.	2,013,000	16,623
	Aon PLC, Class A	55,000	16,531
	Bank of America Corp.	355,100	15,798
	CME Group, Inc., Class A	69,087	15,784
	FinecoBank SpA	893,000	15,692
	Banco Santander, SA	4,347,024	14,553
	Macquarie Group, Ltd.	95,800	14,316
	Lufax Holding, Ltd. (ADR)1	966,000	5,439
	Jackson Financial, Inc., Class A2	44,327	1,854
	DBS Group Holdings, Ltd.	57,700	1,398

			820,594

American Funds Insurance Series	47

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Alphabet, Inc., Class A1	95,500	$ 276,667
services	Alphabet, Inc., Class C1	63,852	184,762
7.95%	Meta Platforms, Inc., Class A1	680,130	228,762
	Sea, Ltd., Class A (ADR)1	153,951	34,440
	Tencent Holdings, Ltd.	314,000	18,395
	Altice USA, Inc., Class A1	751,200	12,154
	Bumble, Inc., Class A1	217,500	7,365
			762,545

Consumer staples	Kweichow Moutai Co., Ltd., Class A	340,909	109,654
6.12%	British American Tobacco PLC	2,585,800	95,673
	Philip Morris International, Inc.	919,500	87,352
	Ocado Group PLC1	2,881,000	65,435
	Keurig Dr Pepper, Inc.	1,624,000	59,861
	Altria Group, Inc.	1,248,500	59,166
	Nestlé SA	335,100	46,867
	Costco Wholesale Corp.	39,170	22,237
	Associated British Foods PLC	789,876	21,468
	Monster Beverage Corp.1	204,000	19,592
			587,305

Industrials	DSV A/S	201,000	47,003
3.33%	NIBE Industrier AB, Class B	2,740,000	41,466
	Airbus SE, non-registered shares1	288,300	36,880
	Alliance Global Group, Inc.	156,400,700	36,192
	MTU Aero Engines AG	167,000	34,109
	GT Capital Holdings, Inc.	2,454,611	25,994
	Carrier Global Corp.	370,900	20,117
	Safran SA	164,000	20,102
	Nidec Corp.	143,000	16,807
	SMC Corp.	22,500	15,177
	General Electric Co.	157,500	14,879
	Boeing Company1	51,300	10,328
			319,054

Materials	Sherwin-Williams Company	456,200	160,655
2.12%	Koninklijke DSM NV	98,100	22,114
	Shin-Etsu Chemical Co., Ltd.	119,500	20,694

			203,463

Energy	Reliance Industries, Ltd.	1,601,273	51,013
1.38%	Gazprom PJSC (ADR)	4,173,000	38,558
	LUKOIL Oil Co. PJSC (ADR)	246,300	22,044
	BP PLC	4,635,000	20,735

			132,350

Real estate	Goodman Logistics (HK), Ltd. REIT	1,206,000	23,252
0.45%	Country Garden Services Holdings Co., Ltd.	3,236,700	19,385

			42,637

	Total common stocks (cost: $4,332,233,000)		8,904,652
Preferred securities 3.26%

Health care	Sartorius AG, nonvoting non-registered preferred shares	360,500	244,287
2.55%

48American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)							Value
					Shares		(000)

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares				1,146,000		$68,640
technology
Total preferred securities (cost: $62,820,000)							312,927
0.71%

Short-term securities 3.97%

Money market investments 3.93%

Capital Group Central Cash Fund 0.09%3,4					3,766,759		376,714

Money market investments purchased with collateral from securities on loan 0.04%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%3,5					1,917,175		1,918
Capital Group Central Cash Fund 0.09%3,4,5					18,078		1,808
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%3,5					129,139		129
							3,855

Total short-term securities (cost: $380,523,000)							380,569

Total investment securities 100.08% (cost: $4,775,576,000)							9,598,148
Other assets less liabilities (0.08)%							(7,568)

Net assets 100.00%						$9,590,580
Investments in affiliates4

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	appreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.95%
Money market investments 3.93%
Capital Group Central Cash Fund 0.09%3	$125,696	$1,410,174	$1,159,165	$(19)	$28	$376,714	$229
Money market investments purchased with collateral from
securities on loan 0.02%
Capital Group Central Cash Fund 0.09%3,5	—	1,8086				1,808	—7
Total short-term securities						378,522

Total 3.95%				$(19)	$28	$378,522	$229

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $4,822,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Rate represents the seven-day yield at 12/31/2021.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Represents net activity. Refer to Note 5 for more information on securities lending.

7Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	49
Global Small Capitalization Fund

Investment portfolio December 31, 2021

Common stocks 88.86%			Value
		Shares	(000)

Information	Wolfspeed, Inc.1	1,031,556	$115,297
technology	Ceridian HCM Holding, Inc.1	629,935	65,803
24.38%	eMemory Technology, Inc.	750,080	59,373
	PAR Technology Corp.1,2	952,404	50,259
	Tanla Platforms, Ltd.	1,477,291	37,426
	AvidXchange Holdings, Inc.1,3,4	1,971,456	27,612
	AvidXchange Holdings, Inc.1	590,695	8,896
	Net One Systems Co., Ltd.	1,245,156	33,556
	Silergy Corp.	183,240	33,281
	Nordic Semiconductor ASA1	929,291	31,404
	Qorvo, Inc.1	181,818	28,435
	BE Semiconductor Industries NV	315,433	26,941
	SUMCO Corp.	1,299,500	26,537
	Smartsheet, Inc., Class A1	337,600	26,147
	Kingdee International Software Group Co., Ltd.1	7,717,074	23,752
	Gitlab, Inc., Class B1,3,4	297,916	23,586
	ON Semiconductor Corp.1	320,000	21,734
	Olo, Inc., Class A1,2	1,020,670	21,240
	Appfolio, Inc., Class A1	169,421	20,510
	ALTEN SA, non-registered shares	113,108	20,411
	MACOM Technology Solutions Holdings, Inc.1	260,000	20,358
	Globant SA1	64,640	20,303
	Rapid7, Inc.1	171,050	20,131
	Silicon Laboratories, Inc.1	95,000	19,610
	SHIFT, Inc.1	93,300	19,353
	Avalara, Inc.1	149,119	19,253
	Pegasystems, Inc.	169,591	18,964
	Euronet Worldwide, Inc.1	125,000	14,896
	Aspen Technology, Inc.1	93,100	14,170
	Keywords Studios PLC	342,640	13,644
	SINBON Electronics Co., Ltd.	1,271,000	13,047
	Asana, Inc., Class A1	174,770	13,029
	SimCorp AS	116,662	12,766
	Expensify, Inc., Class A1,2	288,328	12,686
	MongoDB, Inc., Class A1	23,300	12,334
	Extreme Networks, Inc.1	756,678	11,880
	INFICON Holding AG	7,397	10,862
	GlobalWafers Co., Ltd.	311,000	9,982
	OVH Groupe SAS1	343,236	9,926
	Network International Holdings PLC1	2,494,284	9,865
	Cognex Corp.	116,600	9,067
	Truecaller AB, Class B1,2	677,076	8,527
	Unimicron Technology Corp.	1,016,007	8,483
	Bentley Systems, Inc., Class B	173,643	8,392
	Digital Turbine, Inc.1	136,600	8,331
	Anaplan, Inc.1	163,300	7,487
	Hennge KK1,2	424,400	7,150
	Megaport, Ltd.1	500,000	6,752
	Okta, Inc., Class A1	25,463	5,708
	Linklogis, Inc., Class B1	5,923,115	5,545
	JFrog, Ltd.1	157,869	4,689
	CCC Intelligent Solutions Holdings, Inc.1	404,700	4,610
	Appier Group, Inc.1	385,200	4,464
	Semtech Corp.1	50,000	4,446
	Softcat PLC	152,430	3,722
	OneConnect Financial Technology Co., Ltd. (ADR)1,2	1,479,104	3,653
	BigCommerce Holdings, Inc., Series 11	90,000	3,183
	Alkami Technology, Inc.1	156,207	3,134
	Bechtle AG, non-registered shares	40,587	2,908

50American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Cvent Holding Corp.1,3,4	344,800	$2,676
technology	Copperleaf Technologies, Inc.1	119,300	2,249
(continued)	Yotpo, Ltd.1,3,4,5,6	678,736	1,493
			1,115,928

Consumer	Mattel, Inc.1	2,100,069	45,277
discretionary	Wyndham Hotels & Resorts, Inc.	486,436	43,609
15.82%	Lands’ End, Inc.1,7	2,100,000	41,223
	Helen of Troy, Ltd.1	150,870	36,883
	Five Below, Inc.1	171,700	35,523
	Thor Industries, Inc.	329,500	34,192
	Entain PLC1	1,462,650	33,320
	Tube Investments of India, Ltd.	1,401,287	33,079
	YETI Holdings, Inc.1	332,225	27,518
	Evolution AB	182,215	25,936
	Everi Holdings, Inc.1	1,173,482	25,054
	Frontdoor, Inc.1	677,310	24,823
	Skechers USA, Inc., Class A1	550,000	23,870
	Warby Parker, Inc., Class A1,2	450,660	20,983
	Inchcape PLC	1,638,100	20,166
	Coursera, Inc.1	817,039	19,968
	Tongcheng Travel Holdings, Ltd.1	10,084,800	18,676
	Asbury Automotive Group, Inc.1	97,426	16,828
	SSP Group PLC1	4,933,458	16,033
	Scientific Games Corp.1	223,732	14,952
	Kindred Group PLC (SDR)	1,232,811	14,694
	Basic-Fit NV1	272,186	13,015
	Golden Entertainment, Inc.1	256,800	12,976
	Leslie’s, Inc.1	532,464	12,598
	Musti Group OYJ	354,300	12,488
	Melco International Development, Ltd.1	7,826,000	9,545
	DESCENTE, Ltd.1	258,825	9,529
	Cairn Homes PLC	6,502,137	8,379
	TopBuild Corp.1	27,200	7,505
	Zhongsheng Group Holdings, Ltd.	938,500	7,318
	Elior Group SA1	882,500	6,395
	Thule Group AB	102,200	6,198
	Compagnie Plastic Omnium SA	229,500	5,973
	Americanas SA, ordinary nominative shares1	1,010,093	5,727
	WH Smith PLC1	242,500	4,858
	Shoei Co., Ltd.	123,100	4,848
	Desenio Group AB1	1,506,833	4,045
	SiteMinder, Ltd.1	814,665	4,007
	IDP Education, Ltd.	150,966	3,806
	Arco Platform, Ltd., Class A1	158,600	3,313
	Chervon Holdings, Ltd.1	398,300	2,958
	Countryside Properties PLC1	405,700	2,471
	Cazoo Group, Ltd., Class A1	353,161	2,130
	Leifheit AG, non-registered shares	23,553	987
	China Zenix Auto International, Ltd. (ADR)1	372,108	353
			724,029

Industrials	Visional, Inc.1	562,700	47,499
15.62%	International Container Terminal Services, Inc.	12,028,590	47,178
	IMCD NV	198,635	44,031
	Nihon M&A Center Holdings, Inc.	1,763,584	43,250
	Instalco AB	730,713	35,128
	Stericycle, Inc.1	571,050	34,057
	Interpump Group SpA	447,000	32,799
	Boyd Group Services, Inc.	205,355	32,407
American Funds Insurance Series	51

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Fasadgruppen Group AB	1,566,704	$ 29,544
(continued)	Alfen NV1	212,868	21,387
	Montrose Environmental Group, Inc.1	299,800	21,139
	Japan Elevator Service Holdings Co., Ltd.	905,800	16,914
	Vicor Corp., Class A1	131,328	16,676
	Wizz Air Holdings PLC1	273,883	15,526
	Cleanaway Waste Management, Ltd.	6,655,970	15,157
	Melrose Industries PLC	6,512,400	14,095
	DL E&C Co., Ltd.1	127,068	12,720
	Centre Testing International Group Co., Ltd.	2,985,669	12,588
	ITM Power PLC1,2	2,322,000	12,383
	VAT Group AG	23,611	11,774
	AirTAC International Group1	319,062	11,763
	Woodward, Inc.	105,000	11,493
	Guangzhou Baiyun International Airport Co., Ltd., Class A	5,998,639	11,351
	Cargotec OYJ, Class B, non-registered shares	218,700	10,916
	Japan Airport Terminal Co., Ltd.	255,000	10,641
	Nolato AB, Class B	828,200	9,889
	Marel hf.	1,331,932	8,979
	Addtech AB, Class B	353,050	8,439
	easyJet PLC1	1,114,505	8,388
	Controladora Vuela Compañía de Aviación, SAB de CV,
	ordinary participation certificates, Class A (ADR)1	460,200	8,270
	Kajaria Ceramics, Ltd.	450,000	7,809
	Carel Industries SpA	252,900	7,659
	Diploma PLC	161,300	7,366
	Atlas Corp.2	500,000	7,090
	Cummins India, Ltd.	550,000	6,968
	BELIMO Holding AG	10,460	6,658
	Shoals Technologies Group, Inc., Class A1	257,514	6,258
	ACV Auctions, Inc., Class A1	296,112	5,579
	SK, Inc.	25,876	5,464
	LIXIL Corp.	196,500	5,236
	SIS, Ltd.1	762,310	4,717
	Sitowise Group PLC1	512,300	4,695
	Sulzer AG1	40,042	3,948
	Granite Construction, Inc.	96,892	3,750
	Froy ASA1,2	631,400	3,728
	Howden Joinery Group PLC	292,536	3,568
	The AZEK Co., Inc., Class A1	54,400	2,516
	IAA, Inc.1	43,321	2,193
	KEI Industries, Ltd.1	135,603	2,131
	Matson, Inc.	8,674	781
	Rumo SA1	160,620	512
			715,007

Health care	Insulet Corp.1	435,159	115,783
13.50%	CanSino Biologics, Inc., Class H1,2	1,984,600	45,864
	Health Catalyst, Inc.1,2	911,700	36,122
	Integra LifeSciences Holdings Corp.1	498,900	33,421
	Max Healthcare Institute, Ltd.1	4,772,559	28,435
	Globus Medical, Inc., Class A1	392,969	28,372
	Notre Dame Intermédica Participações SA	2,355,635	25,523
	AddLife AB, Class B	541,819	22,869
	Ocumension Therapeutics1,2	9,650,966	21,660
	CONMED Corp.	149,609	21,209
	Medmix AG1	350,942	17,393
	Mani, Inc.	1,166,831	16,179
	iRhythm Technologies, Inc.1	137,000	16,123
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	15,019
	Amplifon SpA	273,286	14,763

52American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	CompuGroup Medical SE & Co. KGaA	179,545	$ 14,544
(continued)	ICON PLC1	46,061	14,265
	Guardant Health, Inc.1	119,227	11,925
	Nevro Corp.1	132,603	10,750
	New Horizon Health, Ltd.1	3,507,844	9,942
	New Frontier Health Corp., Class A1,2	840,500	9,632
	Haemonetics Corp.1	180,610	9,580
	Medlive Technology Co., Ltd.1	2,681,000	9,352
	Medincell SA1,2	809,800	9,220
	Bachem Holding AG, Class B	9,667	7,596
	Angelalign Technology, Inc.1,2	229,600	7,344
	Ambu AS, Class B, non-registered shares2	266,155	7,049
	Amedisys, Inc.1	38,867	6,292
	Nordhealth AS, Class A1	1,279,999	5,814
	Arjo AB, Class B	422,850	5,185
	Encompass Health Corp.	79,000	5,156
	GVS SpA	395,919	4,755
	Antares Vision SpA1	281,100	3,808
	Amvis Holdings, Inc.	80,200	3,688
	Ultragenyx Pharmaceutical, Inc.1	40,000	3,364
			617,996

Financials	Live Oak Bancshares, Inc.	800,250	69,854
9.70%	Star Health & Allied Insurance Co., Ltd.1,3,4,6	6,037,336	58,213
	Trupanion, Inc.1	300,000	39,609
	Janus Henderson Group PLC	925,000	38,794
	Marqeta, Inc., Class B1	1,859,092	31,921
	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,791
	Eurobank Ergasias Services and Holdings SA1	25,119,028	25,492
	East West Bancorp, Inc.	287,300	22,605
	Stifel Financial Corp.	271,050	19,087
	Independent Bank Group, Inc.	252,500	18,218
	Indian Energy Exchange, Ltd.	3,300,000	11,223
	SouthState Corp.	139,550	11,179
	Aavas Financiers, Ltd.1	284,050	9,996
	IIFL Wealth Management, Ltd.	513,500	9,807
	PT Bank Raya Indonesia Tbk1	72,214,096	9,171
	SiriusPoint, Ltd.1	1,100,000	8,943
	Patria Investments, Ltd., Class A	508,200	8,233
	IIFL Finance, Ltd.1	1,459,000	5,484
	Bridgepoint Group PLC1	740,731	4,943
	Aptus Value Housing Finance India, Ltd.1	1,065,624	4,873
	Goosehead Insurance, Inc., Class A	32,751	4,260
	Multi Commodity Exchange of India, Ltd.	200,000	4,258
	Capitec Bank Holdings, Ltd.	15,161	1,941

			443,895

Consumer staples	Shop Apotheke Europe NV, non-registered shares1	255,264	32,927
2.60%	Freshpet, Inc.1	271,205	25,838
	Monde Nissin Corp.1	71,882,400	22,837
	Grocery Outlet Holding Corp.1	465,200	13,156
	AAK AB	405,824	8,771
	Hilton Food Group PLC	552,055	8,518
	Dole PLC	372,685	4,964
	Vector Group, Ltd.	118,304	1,358
	Zur Rose Group AG1	3,131	809
			119,178

American Funds Insurance Series	53

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	PI Industries, Ltd.	537,999	$ 21,960
2.23%	Nanofilm Technologies International, Ltd.	5,397,550	15,300
	Navin Fluorine International, Ltd.	250,000	14,086
	Lundin Mining Corp.	1,643,904	12,840
	Perimeter Solutions SA1	721,454	10,021
	LANXESS AG	111,100	6,893
	ACC, Ltd.	230,000	6,856
	Vidrala, SA, non-registered shares	61,827	6,096
	MMG, Ltd.1	18,704,000	5,997
	Arkema SA	15,200	2,143

			102,192

Communication	Bandwidth, Inc., Class A1	284,506	20,416
services	JCDecaux SA1	555,771	13,920
1.66%	Lions Gate Entertainment Corp., Class B1	652,976	10,049
	Boat Rocker Media, Inc.1	1,676,496	9,145
	VTEX, Class A1,2	580,000	6,218
	Trustpilot AS1	1,380,069	6,116
	Pearson PLC1	630,000	5,229
	Ubisoft Entertainment SA1	98,993	4,854
			75,947

Real estate	Altus Group, Ltd.	436,402	24,484
1.44%	Embassy Office Parks REIT	3,656,800	16,708
	Macrotech Developers, Ltd.1	582,697	9,670
	JHSF Participações SA	8,620,906	8,636
	Mindspace Business Parks REIT	1,250,000	5,504
	Douglas Elliman, Inc.1	59,152	680
			65,682

Utilities	ENN Energy Holdings, Ltd.	1,878,900	35,373
1.18%	AC Energy Corp.1	69,716,400	15,039
	Neoenergia SA	1,288,255	3,747

			54,159

Energy	Pioneer Natural Resources Company	104,262	18,963
0.73%	Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	14,064
	Helmerich & Payne, Inc.	7,700	183

			33,210

	Total common stocks (cost: $2,412,799,000)		4,067,223
Preferred securities 0.89%

Information	SmartHR, Inc., Series D, preferred shares1,3,5,6	3,006	13,691
technology	Yotpo, Ltd., Series F, preferred shares1,3,4,5,6	2,158,609	4,748
0.56%	Yotpo, Ltd., Series B, preferred shares1,3,4,5,6	287,894	633
	Yotpo, Ltd., Series C, preferred shares1,3,4,5,6	274,070	603
	Yotpo, Ltd., Series A-1, preferred shares1,3,4,5,6	183,819	404
	Yotpo, Ltd., Series A, preferred shares1,3,4,5,6	89,605	197
	Yotpo, Ltd., Series C-1, preferred shares1,3,4,5,6	75,980	167
	Yotpo, Ltd., Series D, preferred shares1,3,4,5,6	42,368	93
	Yotpo, Ltd., Series B-1, preferred shares1,3,4,5,6	33,838	75
	Outreach Corp., Series G, preferred shares1,3,5,6	154,354	4,691
			25,302

54American Funds Insurance Series

Global Small Capitalization Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Industrials	Azul SA, preferred nominative shares (ADR)1	800,316	$ 10,564
0.24%	Azul SA, preferred nominative shares1	109,500	479
			11,043

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares1,3,5,6	2,931,405	4,104
0.09%
	Total preferred securities (cost: $42,519,000)		40,449

Rights & warrants 0.41%

Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 20233,4	355,879	15,756
technology

0.34%
Consumer staples	Qingdao Richen Food Co., Ltd., Class A, warrants, expire 20223,4
0.07%	Total rights & warrants (cost: $22,692,000)

Short-term securities 11.51%

	345,000	3,085

		18,841
Weighted

average yield	Principal amount
at acquisition	(000)

Commercial paper 5.57%

Bank of Montreal 1/31/2022	0.107%	$45,000	44,997
Canadian Imperial Bank of Commerce 1/14/20224	0.125	25,000	24,999
LVMH Moët Hennessy-Louis Vuitton SE 2/15/20224	0.098	35,000	34,996
LVMH Moët Hennessy-Louis Vuitton SE 2/22/20224	0.118	50,000	49,992
Toronto-Dominion Bank 1/24/20224	0.058	100,000	99,996
			254,980
		Shares

Money market investments 4.44%

Capital Group Central Cash Fund 0.09%7,8		2,030,670	203,087

Money market investments purchased with collateral from securities on loan 1.50%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%8,9	34,209,178	34,209
Capital Group Central Cash Fund 0.09%7,8,9	322,569	32,260
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%8,9	2,304,298	2,305
		68,774

Total short-term securities (cost: $526,820,000)		526,841

Total investment securities 101.67% (cost: $3,004,830,000)		4,653,354
Other assets less liabilities (1.67)%		(76,433)

Net assets 100.00%		$4,576,921

American Funds Insurance Series	55

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	(depreciation)	affiliates at	Dividend
	1/1/2021	Additions	Reductions	(loss) gain	appreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.90%
Consumer discretionary 0.90%
Lands’ End, Inc.1	$45,297	$—	$—	$—	$(4,074)	$41,223	$—
Communication services 0.00%
Boat Rocker Media, Inc.1,10	—	13,602	1,216	(321)	(2,920)	—	—
Total common stocks						41,223
Short-term securities 5.14%

Money market investments 4.44%
Capital Group Central Cash Fund 0.09%8	15,136	1,978,017	1,790,088	6	16	203,087	149
Money market investments purchased with collateral from
securities on loan 0.70%
Capital Group Central Cash Fund 0.09%8,9	—	32,26011				32,260	—12
Total short-term securities						235,347

Total 6.04%				$(315)	$(6,978)	$276,570	$149

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $85,086,000, which represented 1.86% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $175,891,000, which represented 3.84% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $363,388,000, which represented 7.94% of the net assets of the fund.

5Value determined using significant unobservable inputs.

6Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

7Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

8Rate represents the seven-day yield at 12/31/2021.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

10Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2021. Refer to the investment portfolio for the security value at 12/31/2021.

11Represents net activity. Refer to Note 5 for more information on securities lending.

12Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Star Health & Allied Insurance Co., Ltd.	3/30/2021	$ 40,710	$58,213	1.27%
Venture Global LNG, Inc., Series C	5/1/2015	8,280		14,064.31
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344		13,691.30
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748		4,748.10
Yotpo, Ltd.	3/16/2021	1,418		1,493.03
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602		633.01
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573		603.01
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384		404.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187		197.01
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159		167.01
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89		93.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71		75.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517		4,691.10
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000		4,104.09

Total private placement securities		$82,082	$103,176	2.25%

56American Funds Insurance Series

Global Small Capitalization Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	57

Growth Fund

Investment portfolio December 31, 2021

Common stocks 96.28%			Value
		Shares	(000)

Information	Microsoft Corp.	7,992,115	$2,687,908
technology	Broadcom, Inc.	1,777,138	1,182,525
23.83%	ASML Holding NV	635,000	510,907
	ASML Holding NV (New York registered) (ADR)	268,136	213,474
	Taiwan Semiconductor Manufacturing Company, Ltd.	14,872,000	330,585
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,220,700	146,862
	RingCentral, Inc., Class A1	2,082,653	390,185
	Apple, Inc.	1,929,167	342,562
	Shopify, Inc., Class A, subordinate voting shares1	223,900	308,398
	Advanced Micro Devices, Inc.1	1,816,000	261,322
	Cloudflare, Inc., Class A1	1,764,000	231,966
	Wolfspeed, Inc.1	1,978,082	221,090
	Applied Materials, Inc.	1,392,012	219,047
	Micron Technology, Inc.	2,097,912	195,420
	MicroStrategy, Inc., Class A1,2	358,514	195,207
	Keyence Corp.	300,900	189,073
	MongoDB, Inc., Class A1	354,590	187,702
	Mastercard, Inc., Class A	510,964	183,600
	Unity Software, Inc.1	1,188,000	169,872
	Bill.com Holdings, Inc.1	649,600	161,848
	FleetCor Technologies, Inc.1	650,500	145,608
	ServiceNow, Inc.1	221,680	143,895
	Tyler Technologies, Inc.1	263,200	141,588
	NVIDIA Corp.	464,000	136,467
	Visa, Inc., Class A	531,131	115,101
	Block, Inc., Class A1	705,620	113,965
	Fidelity National Information Services, Inc.	884,718	96,567
	Zendesk, Inc.1	902,500	94,122
	HubSpot, Inc.1	130,000	85,689
	PayPal Holdings, Inc.1	429,800	81,052
	Trimble, Inc.1	840,920	73,320
	VeriSign, Inc.1	282,443	71,690
	Coupa Software, Inc.1	387,000	61,165
	Intel Corp.	1,136,000	58,504
	Genpact, Ltd.	1,041,500	55,283
	GoDaddy, Inc., Class A1	645,081	54,742
	Smartsheet, Inc., Class A1	694,281	53,772
	Intuit, Inc.	83,000	53,387
	MKS Instruments, Inc.	302,111	52,619
	Elastic NV, non-registered shares1	403,822	49,706
	NetApp, Inc.	527,540	48,528
	Silicon Laboratories, Inc.1	231,815	47,851
	Qualtrics International, Inc., Class A1	1,276,855	45,201
	Okta, Inc., Class A1	198,012	44,388
	Amadeus IT Group SA, Class A, non-registered shares1	635,696	43,164
	Flex, Ltd.1	2,234,300	40,955
	Adobe, Inc.1	69,034	39,146
	Concentrix Corp.	214,851	38,377
	Samsung Electronics Co., Ltd.	561,000	36,952
	SK hynix, Inc.	330,800	36,454
	EPAM Systems, Inc.1	52,839	35,320
	TE Connectivity, Ltd.	216,000	34,849
	Toast, Inc., Class A1,2	960,000	33,322
	Motorola Solutions, Inc.	109,000	29,615
	Lam Research Corp.	40,617	29,210
	Fiserv, Inc.1	247,500	25,688
	Keysight Technologies, Inc.1	102,000	21,064
	Ceridian HCM Holding, Inc.1	199,000	20,788
	Globant SA1	57,138	17,946
	Alteryx, Inc., Class A1	261,518	15,822
	TELUS International (Cda), Inc., subordinate voting shares1	396,024	13,093
	Enphase Energy, Inc.1	62,172	11,374

58American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	SentinelOne, Inc., Class A1	220,600	$11,138
technology	Kulicke and Soffa Industries, Inc.	151,860	9,194
(continued)	Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)1	216,600	8,746
	Thoughtworks Holding, Inc.1	276,000	7,400
	Stripe, Inc., Class B1,3,4,5	168,598	6,798
			10,820,178

Consumer	Tesla, Inc.1	3,770,000	3,984,061
discretionary	Amazon.com, Inc.1	306,823	1,023,052
19.94%	Dollar General Corp.	2,588,520	610,451
	Home Depot, Inc.	1,024,000	424,970
	LVMH Moët Hennessy-Louis Vuitton SE	330,000	273,138
	Las Vegas Sands Corp.1	5,500,000	207,020
	Royal Caribbean Cruises, Ltd.1	2,590,946	199,244
	Hermès International	97,299	170,150
	Chipotle Mexican Grill, Inc.1	90,300	157,867
	Booking Holdings, Inc.1	60,300	144,674
	Airbnb, Inc., Class A1	823,500	137,105
	Toll Brothers, Inc.	1,787,376	129,388
	D.R. Horton, Inc.	1,131,976	122,763
	Floor & Decor Holdings, Inc., Class A1	769,300	100,017
	Caesars Entertainment, Inc.1	997,785	93,323
	Burlington Stores, Inc.1	295,911	86,261
	O’Reilly Automotive, Inc.1	116,600	82,346
	NIKE, Inc., Class B	489,400	81,568
	NVR, Inc.1	13,430	79,356
	YETI Holdings, Inc.1	940,000	77,860
	Aramark	1,793,164	66,078
	Darden Restaurants, Inc.	433,876	65,359
	Domino’s Pizza, Inc.	112,700	63,600
	Etsy, Inc.1	202,000	44,226
	YUM! Brands, Inc.	306,700	42,588
	Hilton Worldwide Holdings, Inc.1	257,834	40,220
	Aptiv PLC1	234,400	38,664
	LGI Homes, Inc.1	248,150	38,334
	Dollar Tree Stores, Inc.1	260,059	36,543
	adidas AG	121,710	35,085
	Adient PLC1	722,000	34,569
	General Motors Company1	572,500	33,566
	Compagnie Financière Richemont SA, Class A	219,805	33,036
	Flutter Entertainment PLC1	194,737	30,817
	Polaris, Inc.	280,000	30,775
	VF Corp.	408,000	29,874
	Carvana Co., Class A1	125,000	28,974
	Wayfair, Inc., Class A1	152,000	28,875
	lululemon athletica, inc.1	70,000	27,402
	Norwegian Cruise Line Holdings, Ltd.1	1,249,496	25,915
	Helen of Troy, Ltd.1	99,420	24,305
	Marriott International, Inc., Class A1	137,100	22,654
	Arrival Group1,2	2,260,000	16,769
	Arrival Group1	449,469	3,335
	EssilorLuxottica	69,400	14,794
	Westwing Group AG, non-registered shares1	546,833	13,784
			9,054,755

Communication	Meta Platforms, Inc., Class A1	9,627,956	3,238,363
services	Netflix, Inc.1	3,194,877	1,924,722
19.66%	Alphabet, Inc., Class C1	438,673	1,269,340
	Alphabet, Inc., Class A1	111,616	323,356
	Activision Blizzard, Inc.	7,356,113	489,402
American Funds Insurance Series	59

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Charter Communications, Inc., Class A1	655,629	$ 427,450
services	Snap, Inc., Class A, nonvoting shares1	8,494,104	399,478
(continued)	ZoomInfo Technologies, Inc., Class A1	2,918,600	187,374
	Comcast Corp., Class A	3,710,563	186,753
	Twitter, Inc.1	2,000,000	86,440
	Frontier Communications Parent, Inc.1	2,585,920	76,259
	T-Mobile US, Inc.1	652,940	75,728
	Live Nation Entertainment, Inc.1	517,000	61,880
	Pinterest, Inc., Class A1	1,386,811	50,410
	Tencent Holdings, Ltd.	605,000	35,442
	Bumble, Inc., Class A1	898,537	30,424
	Vimeo, Inc.1	1,415,033	25,414
	Iridium Communications, Inc.1	457,026	18,871
	Electronic Arts, Inc.	141,481	18,661
	Match Group, Inc.1	13,602	1,799
			8,927,566

Health care	UnitedHealth Group, Inc.	1,617,751	812,337
11.15%	Intuitive Surgical, Inc.1	2,058,000	739,439
	Regeneron Pharmaceuticals, Inc.1	909,000	574,052
	Thermo Fisher Scientific, Inc.	674,500	450,053
	Centene Corp.1	4,864,730	400,854
	Vertex Pharmaceuticals, Inc.1	1,133,422	248,899
	NovoCure, Ltd.1	2,703,431	202,974
	Moderna, Inc.1	750,000	190,485
	Insulet Corp.1	467,000	124,255
	Edwards Lifesciences Corp.1	768,111	99,509
	Biohaven Pharmaceutical Holding Co., Ltd.1	720,492	99,291
	DexCom, Inc.1	158,238	84,966
	Seagen, Inc.1	527,217	81,508
	Danaher Corp.	235,935	77,625
	Gilead Sciences, Inc.	899,185	65,290
	Oak Street Health, Inc.1	1,628,199	53,958
	Abbott Laboratories	360,668	50,760
	Catalent, Inc.1	385,000	49,291
	Guardant Health, Inc.1	482,401	48,250
	Eli Lilly and Company	169,500	46,819
	Cigna Corp.	203,470	46,723
	Inari Medical, Inc.1	502,200	45,836
	Verily Life Sciences LLC1,3,4,5	300,178	44,928
	Molina Healthcare, Inc.1	128,807	40,971
	QIAGEN NV1	664,342	36,924
	Zimmer Biomet Holdings, Inc.	238,900	30,350
	AstraZeneca PLC	256,500	30,129
	Galapagos NV1	527,552	29,562
	Mettler-Toledo International, Inc.1	16,900	28,683
	Align Technology, Inc.1	38,800	25,499
	Pacific Biosciences of California, Inc.1	1,140,379	23,332
	R1 RCM, Inc.1	888,000	22,635
	Humana, Inc.	46,800	21,709
	Syneos Health, Inc., Class A1	210,000	21,563
	Exact Sciences Corp.1	259,400	20,189
	Chemed Corp.	37,667	19,927
	Fate Therapeutics, Inc.1	235,000	13,750
	Vir Biotechnology, Inc.1	282,975	11,848
	Novavax, Inc.1,2	59,500	8,513
	CRISPR Therapeutics AG1	86,706	6,571
	Ultragenyx Pharmaceutical, Inc.1	67,100	5,642
	Incyte Corp.1	70,900	5,204
	Neurocrine Biosciences, Inc.1	47,027	4,005
	Adaptive Biotechnologies Corp.1	141,048	3,958

60American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Global Blood Therapeutics, Inc.1	125,000	$3,659
(continued)	TG Therapeutics, Inc.1	155,200	2,949
	Sana Biotechnology, Inc.1,2	179,600	2,780
	Cortexyme, Inc.1,2	177,897	2,245
			5,060,699

Industrials	TransDigm Group, Inc.1	590,615	375,796
7.19%	Uber Technologies, Inc.1	8,166,767	342,432
	Carrier Global Corp.	6,049,761	328,139
	Jacobs Engineering Group, Inc.	2,169,000	301,990
	Delta Air Lines, Inc.1	7,215,000	281,962
	United Rentals, Inc.1	591,000	196,383
	Caterpillar, Inc.	748,000	154,641
	MTU Aero Engines AG	616,989	126,018
	Airbus SE, non-registered shares1	955,893	122,280
	Middleby Corp.1	449,500	88,444
	CSX Corp.	2,335,500	87,815
	Dun & Bradstreet Holdings, Inc.1	3,869,573	79,288
	Safran SA	567,867	69,604
	Ryanair Holdings PLC (ADR)1	634,951	64,975
	Ryanair Holdings PLC1	96,554	1,676
	TuSimple Holdings, Inc., Class A1,2	1,690,461	60,603
	Rockwell Automation	173,446	60,507
	HEICO Corp.	253,538	36,565
	HEICO Corp., Class A	148,813	19,126
	Norfolk Southern Corp.	176,000	52,397
	L3Harris Technologies, Inc.	245,000	52,244
	BWX Technologies, Inc.	902,600	43,216
	Northrop Grumman Corp.	98,700	38,204
	AMETEK, Inc.	253,600	37,289
	ITT, Inc.	343,000	35,051
	Boeing Company1	170,000	34,224
	Armstrong World Industries, Inc.	291,939	33,900
	Chart Industries, Inc.1	200,000	31,898
	Waste Connections, Inc.	222,159	30,274
	FedEx Corp.	99,600	25,761
	Kornit Digital, Ltd.1	132,500	20,173
	Generac Holdings, Inc.1	31,762	11,178
	Lockheed Martin Corp.	24,200	8,601
	Axon Enterprise, Inc.1	36,700	5,762
	Southwest Airlines Co.1	121,900	5,222
	Archer Aviation, Inc., Class A1	446,251	2,695
			3,266,333

Financials	Bank of America Corp.	14,780,700	657,593
6.67%	First Republic Bank	1,770,808	365,690
	S&P Global, Inc.	524,936	247,733
	Capital One Financial Corp.	1,399,000	202,981
	SVB Financial Group1	282,815	191,816
	KKR & Co., Inc.	2,077,520	154,775
	BlackRock, Inc.	150,000	137,334
	Athene Holding, Ltd., Class A1	1,355,912	112,988
	Intercontinental Exchange, Inc.	751,752	102,817
	Western Alliance Bancorporation	932,501	100,384
	Marsh & McLennan Companies, Inc.	546,720	95,031
	MSCI, Inc.	117,900	72,236
	Tradeweb Markets, Inc., Class A	554,800	55,558
	Blackstone, Inc., nonvoting shares	360,000	46,580
	Moody’s Corp.	102,277	39,947
	Signature Bank1	122,111	39,499
American Funds Insurance Series	61

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Trupanion, Inc.1	287,655	$ 37,979
(continued)	Wells Fargo & Company	756,000	36,273
	Brookfield Asset Management, Inc., Class A	585,103	35,329
	East West Bancorp, Inc.	443,509	34,895
	Aon PLC, Class A	110,000	33,062
	Blue Owl Capital, Inc., Class A	1,982,812	29,564
	Arch Capital Group, Ltd.1	634,000	28,181
	CME Group, Inc., Class A	121,648	27,792
	Goosehead Insurance, Inc., Class A	211,148	27,466
	American International Group, Inc.	458,394	26,064
	Ares Management Corp., Class A	310,500	25,234
	Ryan Specialty Group Holdings, Inc., Class A1	611,300	24,666
	Everest Re Group, Ltd.	66,500	18,216
	Berkshire Hathaway, Inc., Class A1	26	11,717
	Berkshire Hathaway, Inc., Class B1	17,400	5,203
	Hippo Holdings, Inc., Class A1	580,847	1,644
	Bright Health Group, Inc.1	386,894	1,331
			3,027,578

Consumer staples	Costco Wholesale Corp.	491,000	278,741
2.68%	Kroger Co.	6,052,000	273,914
	Constellation Brands, Inc., Class A	745,500	187,098
	Philip Morris International, Inc.	1,339,929	127,293
	Altria Group, Inc.	2,349,349	111,336
	British American Tobacco PLC	2,844,350	105,239
	Estée Lauder Companies, Inc., Class A	158,486	58,671
	Monster Beverage Corp.1	429,000	41,201
	Molson Coors Beverage Company, Class B, restricted voting shares	724,320	33,572

			1,217,065

Materials	Vale SA, ordinary nominative shares (ADR)	13,740,357	192,640
2.18%	Wheaton Precious Metals Corp.	3,674,000	157,725
	Linde PLC	347,292	120,312
	Grupo México, SAB de CV, Series B	25,356,800	110,576
	Barrick Gold Corp.	4,058,000	77,102
	CF Industries Holdings, Inc.	853,000	60,375
	Royal Gold, Inc.	517,000	54,394
	Franco-Nevada Corp.	390,000	53,936
	Sherwin-Williams Company	110,458	38,899
	Allegheny Technologies, Inc.1	2,070,860	32,989
	LyondellBasell Industries NV	343,500	31,681
	Summit Materials, Inc., Class A1	561,313	22,531
	Ball Corp.	194,200	18,696
	PPG Industries, Inc.	103,623	17,869

			989,725

Energy	Halliburton Company	12,143,661	277,726
2.05%	Canadian Natural Resources, Ltd. (CAD denominated)	5,481,400	231,615
	Canadian Natural Resources, Ltd.	105,100	4,440
	Cenovus Energy, Inc.	14,694,800	180,178
	Pioneer Natural Resources Company	328,000	59,657
	EOG Resources, Inc.	516,283	45,861
	Suncor Energy, Inc.	1,747,125	43,714
	Coterra Energy, Inc.	1,759,197	33,425
	ConocoPhillips	326,011	23,532
	Chesapeake Energy Corp.	345,000	22,259
	Equitrans Midstream Corp.	936,942	9,688

			932,095

62American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	NextEra Energy, Inc.	2,052,930	$191,661
0.75%	PG&E Corp.1	7,364,569	89,406
	AES Corp.	1,540,683	37,439
	Ørsted AS	188,322	24,079

			342,585

Real estate	Equinix, Inc. REIT	51,784	43,801
0.18%	UDR, Inc. REIT	609,000	36,534

			80,335

	Total common stocks (cost: $19,607,247,000)		43,718,914
Preferred securities 0.17%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	31,804
technology	PsiQuantum Corp., Series D, preferred shares1,3,4,5	906,761	23,781
0.14%	Tipalti Solutions, Ltd., Series F, preferred shares1,3,4,5	406,310	6,957
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,3,4,5	52,656	2,123
			64,665

Industrials	ABL Space Systems Co., Series B2, preferred shares1,3,4,5	153,713	10,452
0.03%
	Total preferred securities (cost: $65,451,000)		75,117

Convertible bonds & notes 0.07%		Principal amount

		(000)

Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% PIK 20253,4,5,6	$43,344	32,231
0.07%
	Total convertible bonds & notes (cost: $42,197,000)		32,231

Short-term securities 3.64%		Shares

Money market investments 3.55%

	Capital Group Central Cash Fund 0.09%7,8	16,100,266	1,610,187

Money market investments purchased with collateral from securities on loan 0.09%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%7,9	21,530,570	21,531
	Capital Group Central Cash Fund 0.09%7,8,9	203,019	20,304
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%7,9	1,450,278	1,450
			43,285

	Total short-term securities (cost: $1,653,276,000)		1,653,472

	Total investment securities 100.16% (cost: $21,368,171,000)		45,479,734
	Other assets less liabilities (0.16)%		(73,988)

	Net assets 100.00%		$45,405,746

American Funds Insurance Series	63

Growth Fund (continued)

Investments in affiliates8

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	gain	appreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.59%
Money market investments 3.55%
Capital Group Central Cash Fund 0.09%7	$1,623,691	$5,463,963	$5,477,577	$20	$90	$1,610,187	$877
Money market investments purchased with collateral from
securities on loan 0.04%
Capital Group Central Cash Fund 0.09%7,9	—	20,30410				20,304	—11
Total short-term securities						1,630,491

Total 3.59%				$20	$90	$1,630,491	$877

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $47,077,000, which represented .10% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $127,270,000, which represented

.28% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

7Rate represents the seven-day yield at 12/31/2021.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Percent
Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets

Verily Life Sciences LLC	12/21/2018	$37,000	$44,928.10%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-11/3/2021	42,197	32,231.07
PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781.05
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	10,452.02
Stripe, Inc., Class B	5/6/2021	6,766	6,798.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,123.00
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	6,957.02

Total private placement securities	$129,265	$127,270.28%

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

64American Funds Insurance Series

International Fund

Investment portfolio December 31, 2021

Common stocks 89.00%			Value
		Shares	(000)

Financials	ABN AMRO Bank NV	14,394,921	$ 211,675
17.08%	Kotak Mahindra Bank, Ltd.	7,793,107	188,297
	Banco Santander, SA	52,040,526	174,219
	Deutsche Bank AG1	11,620,682	145,770
	BNP Paribas SA	1,964,000	135,883
	HDFC Bank, Ltd.	5,417,070	107,809
	HDFC Bank, Ltd. (ADR)	277,000	18,024
	AIA Group, Ltd.	11,958,576	120,544
	Barclays PLC	46,610,000	117,976
	Aegon NV	12,263,736	61,336
	ING Groep NV	3,254,028	45,353
	Bajaj Finserv, Ltd.	174,730	38,564
	XP, Inc., Class A1	1,291,559	37,119
	KBC Groep NV	406,187	34,896
	Nu Holdings, Ltd., Class A1,2	3,593,839	33,710
	Bajaj Finance, Ltd.	348,060	32,670
	Allfunds Group PLC1	1,350,495	26,593
	FinecoBank SpA	1,211,135	21,283
	Lufax Holding, Ltd. (ADR)1	2,785,390	15,682
	Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,470
	Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	6,464
	PICC Property and Casualty Co., Ltd., Class H	15,044,000	12,290
	Futu Holdings, Ltd. (ADR)1,2	222,400	9,630
	B3 SA-Brasil, Bolsa, Balcao	4,413,000	8,826

			1,611,083

Industrials	Airbus SE, non-registered shares1	1,821,975	233,071
12.53%	Recruit Holdings Co., Ltd.	3,344,709	202,724
	NIBE Industrier AB, Class B	6,178,856	93,508
	Ryanair Holdings PLC (ADR)1	787,400	80,575
	Ryanair Holdings PLC1	348,056	6,043
	Safran SA	669,400	82,049
	Melrose Industries PLC	36,613,980	79,245
	SMC Corp.	77,100	52,005
	ASSA ABLOY AB, Class B	1,452,142	44,386
	International Container Terminal Services, Inc.	10,343,240	40,568
	MTU Aero Engines AG	182,000	37,173
	Ashtead Group PLC	405,000	32,573
	Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	25,305
	Brenntag SE	222,191	20,131
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	19,341
	Kingspan Group PLC	153,796	18,385
	Nihon M&A Center Holdings, Inc.	657,010	16,112
	Diploma PLC	335,900	15,340
	Bureau Veritas SA	443,000	14,717
	Rumo SA1	4,301,900	13,717
	Fluidra, SA, non-registered shares	329,700	13,213
	LIXIL Corp.	441,700	11,769
	CCR SA, ordinary nominative shares	5,580,000	11,611
	Airports of Thailand PCL, foreign registered shares1	5,078,900	9,328
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,231

			1,181,120

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	6,729,000	149,577
technology	ASML Holding NV	182,764	147,048
12.46%	Nice, Ltd. (ADR)1	397,150	120,575
	Nomura Research Institute, Ltd.	2,595,600	111,356
	Atlassian Corp. PLC, Class A1	232,500	88,650
	Fujitsu, Ltd.	345,900	59,329
	Delta Electronics, Inc.	5,200,409	51,690
American Funds Insurance Series	65

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Samsung Electronics Co., Ltd.	631,500	$ 41,595
technology	Snowflake, Inc., Class A1	121,636	41,204
(continued)	Keyence Corp.	64,200	40,341
	NXP Semiconductors NV	173,200	39,452
	PagSeguro Digital, Ltd., Class A1	1,377,948	36,130
	Infineon Technologies AG	728,000	33,783
	StoneCo, Ltd., Class A1	1,940,700	32,720
	Silergy Corp.	176,000	31,966
	Suse SA1,2	593,940	27,183
	Shopify, Inc., Class A, subordinate voting shares1	14,000	19,283
	OBIC Co., Ltd.	83,700	15,717
	Hexagon AB, Class B	925,700	14,716
	ASM International NV	31,648	14,005
	TELUS International (Cda), Inc., subordinate voting shares1	411,700	13,611
	Okta, Inc., Class A1	53,850	12,072
	Xero, Ltd.1	95,031	9,779
	Canva, Inc.1,3,4,5	4,819	8,212
	Kingdee International Software Group Co., Ltd.1	2,600,000	8,003
	Afterpay, Ltd.1	120,994	7,307
			1,175,304

Health care	Daiichi Sankyo Company, Ltd.	11,981,800	304,675
10.52%	Olympus Corp.	5,808,100	133,779
	WuXi Biologics (Cayman), Inc.1	10,754,800	127,650
	M3, Inc.	1,053,300	53,045
	WuXi AppTec Co., Ltd., Class A	2,367,360	44,046
	WuXi AppTec Co., Ltd., Class H	312,000	5,402
	Grifols, SA, Class A, non-registered shares	1,914,900	36,790
	Grifols, SA, Class B (ADR)	793,690	8,913
	Alcon, Inc.	439,639	38,956
	Aier Eye Hospital Group Co., Ltd., Class A	4,603,581	30,540
	Notre Dame Intermédica Participações SA	2,760,862	29,913
	HOYA Corp.	198,300	29,496
	Chugai Pharmaceutical Co., Ltd.	889,500	28,882
	Merck KGaA	110,400	28,532
	Hikma Pharmaceuticals PLC	578,400	17,372
	Guardant Health, Inc.1	173,400	17,343
	Ambu AS, Class B, non-registered shares2	476,200	12,612
	Insulet Corp.1	46,653	12,413
	Teva Pharmaceutical Industries, Ltd. (ADR)1	1,502,798	12,037
	CanSino Biologics, Inc., Class H1	440,000	10,168
	ResMed, Inc.	31,200	8,127
	Ping An Healthcare and Technology Co., Ltd., Class H1	267,400	972
			991,663

Consumer	MercadoLibre, Inc.1	151,983	204,934
discretionary	Evolution AB	879,959	125,252
10.42%	Sony Group Corp.	920,500	115,833
	Delivery Hero SE1	682,387	76,136
	Ferrari NV (EUR denominated)1	254,543	65,929
	LVMH Moët Hennessy-Louis Vuitton SE	72,682	60,158
	Maruti Suzuki India, Ltd.	392,000	39,162
	Grab Holdings, Ltd., Class A1,2	2,851,251	20,329
	Grab Holdings, Ltd., Class A1,3,6	2,632,544	18,207
	Entain PLC1	1,560,453	35,548
	Meituan, Class B1	1,170,627	33,839
	Flutter Entertainment PLC1	158,674	25,110
	Coupang, Inc., Class A1	836,800	24,585
	Kering SA	29,296	23,578
	Americanas SA, ordinary nominative shares1	3,734,000	21,171

66American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Galaxy Entertainment Group, Ltd.1	3,859,000	$ 19,994
discretionary	EssilorLuxottica	80,200	17,096
(continued)	Aptiv PLC1	84,000	13,856
	Just Eat Takeaway (GBP denominated)1	135,328	7,466
	Just Eat Takeaway (EUR denominated)1	34,295	1,893
	Bandai Namco Holdings, Inc.	108,742	8,502
	On Holding AG, Class A1	222,380	8,408
	Prosus NV, Class N	69,111	5,786
	Pan Pacific International Holdings Corp.	244,500	3,373
	Melco Resorts & Entertainment, Ltd. (ADR)1	317,900	3,236
	Naspers, Ltd., Class N	18,951	2,940

			982,321

Energy	Reliance Industries, Ltd.	11,517,270	366,912
7.58%	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	10,054,973	110,403
	Neste OYJ	1,756,952	86,732
	Cenovus Energy, Inc.	4,757,600	58,335
	TotalEnergies SE	1,147,298	58,296
	Canadian Natural Resources, Ltd. (CAD denominated)	818,700	34,594

			715,272

Materials	First Quantum Minerals, Ltd.	10,694,500	255,917
6.73%	Vale SA, ordinary nominative shares (ADR)	7,391,607	103,630
	Vale SA, ordinary nominative shares	770,681	10,787
	Shin-Etsu Chemical Co., Ltd.	395,300	68,455
	Fortescue Metals Group, Ltd.	4,730,450	66,114
	Linde PLC (EUR denominated)	135,800	47,310
	Ivanhoe Mines Ltd., Class A1	3,403,051	27,764
	BASF SE	317,860	22,357
	Koninklijke DSM NV	55,354	12,478
	Akzo Nobel NV	107,048	11,761
	Yunnan Energy New Material Co., Ltd., Class A	196,300	7,712

			634,285

Communication	Sea, Ltd., Class A (ADR)1	546,678	122,297
services	Bharti Airtel, Ltd.1	12,732,125	117,121
5.26%	Bharti Airtel, Ltd., interim shares1	836,308	3,967
	Bilibili, Inc., Class Z (ADR)1,2	516,206	23,952
	Bilibili, Inc., Class Z1	502,300	23,100
	Meta Platforms, Inc., Class A1	127,500	42,885
	Universal Music Group NV	1,312,633	37,032
	Tencent Holdings, Ltd.	507,687	29,742
	SoftBank Corp.	2,231,200	28,212
	Yandex NV, Class A1	313,000	18,937
	Ubisoft Entertainment SA1	277,800	13,622
	Vivendi SE	907,392	12,283
	Playtika Holding Corp.1	687,500	11,887
	SoftBank Group Corp.	224,200	10,591

			495,628

Consumer staples	Kweichow Moutai Co., Ltd., Class A	224,223	72,122
3.56%	Danone SA	813,500	50,560
	Shiseido Company, Ltd.	840,700	46,877
	Treasury Wine Estates, Ltd.	4,601,735	41,448
	Swedish Match AB	3,167,673	25,247
	Heineken NV	201,973	22,732
	Kobe Bussan Co., Ltd.	572,700	22,180
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	17,262
American Funds Insurance Series	67

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	CP ALL PCL, foreign registered shares	9,053,300	$ 16,083
(continued)	Chocoladefabriken Lindt & Sprüngli AG	97	13,008
	Dabur India, Ltd.	933,875	7,287
	Pernod Ricard SA	3,203	771

			335,577

Utilities	ENN Energy Holdings, Ltd.	10,225,700	192,513
2.40%	China Gas Holdings, Ltd.	16,490,200	34,260

			226,773

Real estate	ESR Cayman, Ltd.1	9,137,600	30,878
0.46%	Ayala Land, Inc.	17,500,000	12,595

			43,473

	Total common stocks (cost: $6,130,710,000)		8,392,499
Preferred securities 0.48%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	2,274,930	26,185
0.28%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	3,516,231	17,960
0.19%

Information	Canva, Inc., Series A, noncumulative preferred shares1,3,4,5	422	719
technology	Canva, Inc., Series A-3, noncumulative preferred shares1,3,4,5	18	30
0.01%	Canva, Inc., Series A-4, noncumulative preferred shares1,3,4,5	1	2
			751

	Total preferred securities (cost: $60,867,000)		44,896
Rights & warrants 0.21%

Health care	WuXi AppTec Co., Ltd., Class A, warrants, expire 20223,6	896,000	16,671
0.21%	WuXi AppTec Co., Ltd., Class A, warrants, expire 20221,3,6	179,200	3,334
	Total rights & warrants (cost: $20,683,000)		20,005
Short-term securities 11.14%

Money market investments 10.37%

	Capital Group Central Cash Fund 0.09%7,8	9,773,002	977,398

68American Funds Insurance Series

International Fund (continued)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.77%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%7,9					36,116,824		$36,116
Capital Group Central Cash Fund 0.09%7,8,9					340,557		34,059
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%7,9					2,432,795		2,433
							72,608

Total short-term securities (cost: $1,049,900,000)							1,050,006

Total investment securities 100.83% (cost: $7,262,160,000)							9,507,406
Other assets less liabilities (0.83)%							(78,053)

Net assets 100.00%						$9,429,353
Investments in affiliates8

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	appreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 10.73%
Money market investments 10.37%
Capital Group Central Cash Fund 0.09%7	$523,844	$3,582,752	$3,129,199	$(41)	$42	$977,398	$357
Money market investments purchased with collateral from
securities on loan 0.36%
Capital Group Central Cash Fund 0.09%7,9	—	34,05910				34,059	—11
Total short-term securities						1,011,457

Total 10.73%				$(41)	$42	$1,011,457	$357

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $77,301,000, which represented .82% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $47,175,000, which represented

.50% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,212,000, which represented .41% of the net assets of the fund.

7Rate represents the seven-day yield at 12/31/2021.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Percent
Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets

Canva, Inc.	8/26/2021-11/4/2021	$ 8,215	$ 8,212.09%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	719.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	30.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2.00

Total private placement securities	$8,967	$8,963.10%

American Funds Insurance Series	69

International Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

See notes to financial statements.

70American Funds Insurance Series

New World Fund

Investment portfolio December 31, 2021

Common stocks 92.02%			Value
		Shares	(000)

Information	Microsoft Corp.	420,372	$141,379
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	4,075,000	90,582
20.17%	Silergy Corp.	348,094	63,222
	ASML Holding NV	57,498	46,262
	Adobe, Inc.1	73,627	41,751
	Broadcom, Inc.	60,139	40,017
	Keyence Corp.	61,500	38,644
	PagSeguro Digital, Ltd., Class A1	1,410,452	36,982
	Wolfspeed, Inc.1	304,599	34,045
	Micron Technology, Inc.	354,314	33,004
	Mastercard, Inc., Class A	68,940	24,772
	PayPal Holdings, Inc.1	121,076	22,833
	Apple, Inc.	125,754	22,330
	Tata Consultancy Services, Ltd.	352,077	17,706
	EPAM Systems, Inc.1	22,796	15,238
	Samsung Electronics Co., Ltd.	222,955	14,685
	NVIDIA Corp.	47,363	13,930
	Globant SA1	43,911	13,792
	Network International Holdings PLC1	2,759,352	10,913
	Nice, Ltd. (ADR)1	33,853	10,278
	Visa, Inc., Class A	45,183	9,792
	TELUS International (Cda), Inc., subordinate voting shares1	284,750	9,414
	Accenture PLC, Class A	22,622	9,378
	Advanced Micro Devices, Inc.1	64,798	9,324
	StoneCo, Ltd., Class A1	549,141	9,259
	Tokyo Electron, Ltd.	15,100	8,701
	MediaTek, Inc.	188,000	8,086
	Cognizant Technology Solutions Corp., Class A	87,827	7,792
	Kingdee International Software Group Co., Ltd.1	2,404,000	7,399
	Nokia Corp.1	1,085,362	6,888
	Atlassian Corp. PLC, Class A1	17,509	6,676
	Hexagon AB, Class B	363,645	5,781
	NXP Semiconductors NV	25,306	5,764
	Trimble, Inc.1	65,066	5,673
	Flat Glass Group Co., Ltd., Class H1	1,090,000	5,536
	Edenred SA	108,779	5,024
	Halma PLC	115,702	5,011
	ON Semiconductor Corp.1	51,169	3,475
	Logitech International SA	40,546	3,421
	Applied Materials, Inc.	20,087	3,161
	DLocal, Ltd., Class A1	84,459	3,014
	Amadeus IT Group SA, Class A, non-registered shares1	36,543	2,481
	KLA Corp.	5,471	2,353
	VeriSign, Inc.1	8,923	2,265
	Infosys Ltd.	80,946	2,056
	FleetCor Technologies, Inc.1	8,827	1,976
	Hamamatsu Photonics KK	29,000	1,850
	Hundsun Technologies Inc., Class A	166,577	1,624
	MKS Instruments, Inc.	9,065	1,579
	SAP SE	11,071	1,574
	Coforge, Ltd.	19,788	1,568
	Intel Corp.	29,635	1,526
	Infineon Technologies AG	28,823	1,338
	Aspen Technology, Inc.1	8,625	1,313
	Elastic NV, non-registered shares1	9,576	1,179
	Fabrinet, non-registered shares1	8,236	976
	Canva, Inc.1,2,3,4	385	656
			897,248

American Funds Insurance Series	71
New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Thermo Fisher Scientific, Inc.	84,675	$ 56,499
12.36%	Carl Zeiss Meditec AG, non-registered shares	188,815	39,736
	Abbott Laboratories	246,892	34,748
	WuXi Biologics (Cayman), Inc.1	2,774,600	32,932
	WuXi AppTec Co., Ltd., Class A	1,002,659	18,655
	WuXi AppTec Co., Ltd., Class H	526,300	9,112
	PerkinElmer, Inc.	123,409	24,813
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,454,512	19,529
	CanSino Biologics, Inc., Class H1,5	844,918	19,526
	Danaher Corp.	57,443	18,899
	BeiGene, Ltd. (ADR)1	59,844	16,214
	BeiGene, Ltd.1	49,700	1,026
	AstraZeneca PLC	141,480	16,618
	Eli Lilly and Company	54,577	15,075
	Shionogi & Co., Ltd.	198,200	14,000
	Laurus Labs, Ltd.	1,887,975	13,687
	Pharmaron Beijing Co., Ltd., Class H	420,600	6,489
	Pharmaron Beijing Co., Ltd., Class A	259,600	5,754
	CSL, Ltd.	53,148	11,241
	Zai Lab, Ltd. (ADR)1	176,391	11,086
	Angelalign Technology, Inc.1,5	334,600	10,702
	Novo Nordisk A/S, Class B	93,787	10,553
	Straumann Holding AG	4,857	10,325
	Olympus Corp.	430,700	9,920
	Notre Dame Intermédica Participações SA	840,623	9,108
	Hutchmed China, Ltd. (ADR)1	160,791	5,641
	Hutchmed China, Ltd.1,5	382,500	2,781
	Pfizer, Inc.	140,786	8,313
	Gland Pharma, Ltd.1	155,109	8,064
	Aier Eye Hospital Group Co., Ltd., Class A	1,159,131	7,689
	Medtronic PLC	71,546	7,401
	Zoetis, Inc., Class A	29,114	7,105
	Genus PLC	100,220	6,699
	Merck KGaA	22,956	5,933
	Hypera SA, ordinary nominative shares	1,113,589	5,652
	Alcon, Inc.	52,886	4,686
	Koninklijke Philips NV (EUR denominated)	109,015	4,067
	Hugel, Inc.1	27,502	3,551
	Hikma Pharmaceuticals PLC	111,853	3,360
	Grifols, SA, Class A, non-registered shares	170,956	3,284
	Rede D’Or Sao Luiz SA	394,309	3,174
	Asahi Intecc Co., Ltd.	138,900	2,984
	Align Technology, Inc.1	4,343	2,854
	Mettler-Toledo International, Inc.1	1,570	2,665
	HOYA Corp.	17,700	2,633
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A1	42,690	2,551
	bioMérieux SA	16,966	2,413
	Alibaba Health Information Technology, Ltd.1	2,324,000	1,964
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	1,855
	OdontoPrev SA, ordinary nominative shares	818,190	1,851
	Teva Pharmaceutical Industries, Ltd. (ADR)1	214,654	1,719
	Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,130
	Novartis AG	8,982	791
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	459

			549,516

Consumer	MercadoLibre, Inc.1	44,884	60,522
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	57,671	47,734
12.30%	General Motors Company1	676,073	39,638
	Li Ning Co., Ltd.	3,070,001	33,603
	Hermès International	18,779	32,839

72American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Evolution AB	164,205	$ 23,373
discretionary	Xpeng, Inc., Class A (ADR)1	450,123	22,655
(continued)	EssilorLuxottica	92,076	19,628
	Pop Mart International Group, Ltd.	2,880,921	16,515
	YUM! Brands, Inc.	92,604	12,859
	PB Fintech, Ltd.1	926,770	11,848
	Midea Group Co., Ltd., Class A	1,021,982	11,836
	Booking Holdings, Inc.1	4,719	11,322
	Kering SA	13,841	11,139
	Grab Holdings, Ltd., Class A1,2,5,6	853,798	5,905
	Grab Holdings, Ltd., Class A1	729,973	5,205
	Compagnie Financière Richemont SA, Class A	66,042	9,926
	Trip.com Group, Ltd. (ADR)1	397,001	9,774
	NIKE, Inc., Class B	55,769	9,295
	China MeiDong Auto Holdings, Ltd.	1,784,000	9,197
	Galaxy Entertainment Group, Ltd.1	1,708,000	8,849
	Marriott International, Inc., Class A1	49,956	8,255
	JD.com, Inc., Class A1	219,200	7,702
	Zhongsheng Group Holdings, Ltd.	949,000	7,400
	Huazhu Group, Ltd. (ADR)1	194,464	7,261
	IDP Education, Ltd.	237,609	5,990
	Meituan, Class B1	205,500	5,940
	Lear Corp.	32,272	5,904
	Zomato, Ltd.1	3,016,710	5,576
	Industria de Diseño Textil, SA	170,304	5,532
	Americanas SA, ordinary nominative shares1	968,680	5,492
	Astra International Tbk PT	13,444,300	5,377
	Jumbo SA	367,791	5,276
	Tesla, Inc.1	4,687	4,953
	Aptiv PLC1	27,153	4,479
	Prosus NV, Class N	50,338	4,214
	Delivery Hero SE1	34,823	3,885
	adidas AG	12,069	3,479
	Airbnb, Inc., Class A1	19,887	3,311
	Melco Resorts & Entertainment, Ltd. (ADR)1	303,589	3,091
	Naspers, Ltd., Class N	19,719	3,059
	Lojas Americanas SA, ordinary nominative shares	2,808,200	2,980
	Entain PLC1	124,883	2,845
	Samsonite International SA1	1,399,200	2,842
	Maruti Suzuki India, Ltd.	27,362	2,734
	JD Health International, Inc.1	308,200	2,429
	Inchcape PLC	197,076	2,426
	Shangri-La Asia, Ltd.1	2,214,000	1,848
	Flutter Entertainment PLC1	11,607	1,837
	Alibaba Group Holding, Ltd.1	114,772	1,750
	Wynn Resorts, Ltd.1	17,044	1,449
	Stellantis NV	68,672	1,304
	Levi Strauss & Co., Class A	39,011	976
	Gree Electric Appliances, Inc. of Zhuhai, Class A	151,046	878
	Jiumaojiu International Holdings, Ltd.	239,000	420
	Cyrela Brazil Realty SA, ordinary nominative shares	119,389	338

			546,894

Financials	Kotak Mahindra Bank, Ltd.	3,284,556	79,362
12.14%	Société Générale	1,170,149	40,240
	HDFC Bank, Ltd.	1,979,009	39,385
	HDFC Bank, Ltd. (ADR)	7,664	499
	AIA Group, Ltd.	3,837,600	38,683
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,156,344	29,930
	Bajaj Finance, Ltd.	258,996	24,310
	Capitec Bank Holdings, Ltd.	176,311	22,569
American Funds Insurance Series	73

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Sberbank of Russia PJSC (ADR)	1,393,147	$ 22,295
(continued)	UniCredit SpA	1,392,775	21,476
	B3 SA-Brasil, Bolsa, Balcao	10,710,109	21,420
	Banco Santander, SA	4,545,381	15,217
	S&P Global, Inc.	32,084	15,141
	ICICI Bank, Ltd. (ADR)	597,178	11,818
	ICICI Bank, Ltd.	144,197	1,436
	Bajaj Finserv, Ltd.	56,872	12,552
	HDFC Life Insurance Company, Ltd.	1,337,727	11,689
	Nu Holdings, Ltd., Class A1,2,5,6	971,370	8,109
	Nu Holdings, Ltd., Class A1	224,519	2,106
	Hong Kong Exchanges and Clearing, Ltd.	164,500	9,607
	Discovery, Ltd.1	997,261	8,985
	Moody’s Corp.	21,823	8,524
	Eurobank Ergasias Services and Holdings SA1	8,154,869	8,276
	TCS Group Holding PLC (GDR)	96,245	8,115
	China Merchants Bank Co., Ltd., Class H	868,000	6,740
	XP, Inc., Class A1	231,492	6,653
	AU Small Finance Bank, Ltd.1	472,800	6,593
	Fairfax Financial Holdings, Ltd., subordinate voting shares	12,724	6,259
	Industrial and Commercial Bank of China Ltd., Class H1	10,319,000	5,823
	Postal Savings Bank of China Co., Ltd., Class H	7,363,000	5,165
	DBS Group Holdings, Ltd.	184,073	4,461
	Banco Bilbao Vizcaya Argentaria, SA	738,810	4,416
	Lufax Holding, Ltd. (ADR)1	760,315	4,281
	Alpha Services and Holdings SA1	2,988,190	3,664
	Credicorp, Ltd.1	28,683	3,501
	Canara Bank1	1,280,630	3,445
	East Money Information Co., Ltd., Class A1	568,680	3,311
	Grupo Financiero Banorte, SAB de CV, Series O	413,062	2,683
	Futu Holdings, Ltd. (ADR)1,5	61,496	2,663
	Chubb, Ltd.	13,538	2,617
	Axis Bank, Ltd.1	210,286	1,920
	China Construction Bank Corp., Class H	2,259,000	1,564
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero
	Santander México, Class B	1,336,017	1,536
	Moscow Exchange MICEX-RTS PJSC	438,203	894

			539,933

Communication	Alphabet, Inc., Class C1	19,487	56,388
services	Alphabet, Inc., Class A1	4,282	12,405
8.13%	Sea, Ltd., Class A (ADR)1	240,744	53,857
	Tencent Holdings, Ltd.	770,700	45,150
	Meta Platforms, Inc., Class A1	129,909	43,695
	Netflix, Inc.1	52,882	31,858
	América Móvil, SAB de CV, Series L (ADR)	1,213,470	25,616
	Yandex NV, Class A1	361,818	21,890
	Bharti Airtel, Ltd.1	1,730,201	15,916
	Bharti Airtel, Ltd., interim shares1	80,154	380
	Activision Blizzard, Inc.	151,781	10,098
	Vodafone Group PLC	6,525,800	9,916
	Bilibili, Inc., Class Z1	172,746	7,945
	Bilibili, Inc., Class Z (ADR)1,5	26,258	1,218
	MTN Group, Ltd.1	727,754	7,796
	NetEase, Inc.	163,100	3,295
	NetEase, Inc. (ADR)	29,800	3,033
	JCDecaux SA1	176,638	4,424

74American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Indus Towers, Ltd.	1,319,168	$ 4,406
services	Informa PLC1	230,790	1,614
(continued)	SoftBank Group Corp.	14,000	661

			361,561

Industrials	Airbus SE, non-registered shares1	352,550	45,099
7.80%	IMCD NV	105,137	23,305
	Contemporary Amperex Technology Co., Ltd., Class A	192,095	17,722
	Shenzhen Inovance Technology Co., Ltd., Class A	1,580,674	17,014
	Wizz Air Holdings PLC1	294,372	16,687
	Safran SA	129,764	15,905
	International Container Terminal Services, Inc.	4,031,020	15,810
	Larsen & Toubro Ltd.1	584,155	14,899
	DSV A/S	62,716	14,666
	Copa Holdings, SA, Class A1	168,055	13,891
	General Electric Co.	132,056	12,475
	Nidec Corp.	105,100	12,353
	Rumo SA1	3,555,478	11,337
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,344,924	9,308
	Carrier Global Corp.	140,000	7,594
	Daikin Industries, Ltd.	33,200	7,530
	TransDigm Group, Inc.1	10,897	6,933
	SMC Corp.	10,100	6,813
	Ryanair Holdings PLC (ADR)1	64,996	6,651
	Spirax-Sarco Engineering PLC	27,742	6,027
	Interpump Group SpA	80,948	5,940
	InPost SA1	464,249	5,602
	CCR SA, ordinary nominative shares	2,373,378	4,938
	Boeing Company1	23,092	4,649
	Centre Testing International Group Co., Ltd.	1,045,396	4,407
	ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,192
	Havells India, Ltd.	196,876	3,700
	Raytheon Technologies Corp.	42,943	3,696
	Epiroc AB, Class B	173,137	3,673
	ABB, Ltd.	79,535	3,046
	Fluidra, SA, non-registered shares	74,576	2,989
	AirTAC International Group1	78,000	2,876
	Hitachi, Ltd.	52,900	2,865
	Atlas Copco AB, Class B	34,239	2,017
	Air Lease Corp., Class A	43,438	1,921
	Bharat Electronics Ltd.1	678,933	1,918
	Bureau Veritas SA	54,130	1,798
	China Merchants Port Holdings Co., Ltd.	768,000	1,399
	Experian PLC	27,683	1,361
	Haitian International Holdings, Ltd.	236,000	655
	United Airlines Holdings, Inc.1	14,717	644
	Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	570

			346,875

Materials	Vale SA, ordinary nominative shares	2,398,005	33,564
7.64%	Vale SA, ordinary nominative shares (ADR)	2,372,563	33,263
	First Quantum Minerals, Ltd.	2,097,826	50,201
	Freeport-McMoRan, Inc.	756,454	31,567
	Sika AG	69,369	28,944
	Asian Paints, Ltd.	537,055	24,441
	Barrick Gold Corp.	514,267	9,771
	Fortescue Metals Group, Ltd.	679,678	9,499
	Linde PLC	26,140	9,056
	Albemarle Corp.	38,585	9,020
	Shin-Etsu Chemical Co., Ltd.	49,500	8,572
American Funds Insurance Series	75

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Shree Cement, Ltd.	22,299	$ 8,096
(continued)	Givaudan SA	1,501	7,894
	BASF SE	107,641	7,571
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	912,393	7,542
	Koninklijke DSM NV	32,787	7,391
	Wacker Chemie AG1	36,435	5,459
	Pidilite Industries, Ltd.1	144,558	4,789
	Ivanhoe Mines Ltd., Class A1	571,589	4,663
	LANXESS AG	73,268	4,546
	Yunnan Energy New Material Co., Ltd., Class A	107,800	4,235
	Shandong Sinocera Functional Material Co., Ltd., Class A	626,700	4,186
	Loma Negra Compania Industrial Argentina SA (ADR)1	565,048	3,769
	SKSHU Paint Co., Ltd., Class A1	148,265	3,237
	Arkema SA	21,254	2,997
	SIG Combibloc Group AG	98,307	2,747
	Alrosa PJSC	1,417,398	2,318
	CCL Industries, Inc., Class B, nonvoting shares	39,906	2,140
	Amcor PLC (CDI)	163,846	1,969
	Navin Fluorine International, Ltd.	25,041	1,411
	Celanese Corp.	7,800	1,311
	Umicore SA	29,864	1,215
	Impala Platinum Holdings, Ltd.	70,922	1,001
	Anglo American PLC	22,331	912
	Chr. Hansen Holding A/S	7,302	576

			339,873

Consumer staples	Kweichow Moutai Co., Ltd., Class A	210,707	67,774
5.33%	Bunge, Ltd.	158,997	14,844
	Nestlé SA	101,606	14,211
	Constellation Brands, Inc., Class A	52,891	13,274
	Anheuser-Busch InBev SA/NV	188,368	11,403
	British American Tobacco PLC	270,437	10,006
	Carlsberg A/S, Class B	53,193	9,198
	Avenue Supermarts, Ltd.1	134,844	8,474
	Pernod Ricard SA	34,703	8,356
	Wuliangye Yibin Co., Ltd., Class A	213,271	7,451
	Raia Drogasil SA, ordinary nominative shares	1,495,270	6,523
	Reckitt Benckiser Group PLC	63,575	5,457
	ITC, Ltd.	1,831,504	5,372
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	302,930	4,996
	Heineken NV	40,609	4,571
	Dabur India, Ltd.	537,445	4,194
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	526,400	3,424
	L’Oréal SA, non-registered shares	6,898	3,274
	Yihai International Holding, Ltd.	677,000	3,130
	Arca Continental, SAB de CV	466,800	2,976
	Monde Nissin Corp.1	8,712,500	2,768
	Mondelez International, Inc.	41,527	2,754
	Shiseido Company, Ltd.	45,000	2,509
	X5 Retail Group NV (GDR)	93,180	2,434
	Kimberly-Clark de México, SAB de CV, Class A	1,578,095	2,390
	Kimberly-Clark Corp.	16,061	2,295
	Monster Beverage Corp.1	21,924	2,106
	United Spirits, Ltd.1	167,058	2,019
	Fomento Económico Mexicano, SAB de CV	239,333	1,862
	Herbalife Nutrition, Ltd.1	42,822	1,753
	Unilever PLC (EUR denominated)	32,294	1,730
	Danone SA	23,668	1,471

76American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Uni-Charm Corp.	26,400	$1,147
(continued)	Diageo PLC	11,617	635
	Wal-Mart de México, SAB de CV, Series V	122,379	455

			237,236

Energy	Reliance Industries, Ltd.	2,645,387	84,275
3.21%	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,357,177	25,882
	Gazprom PJSC (ADR)	806,244	7,450
	TotalEnergies SE	132,741	6,745
	New Fortress Energy, Inc., Class A5	251,163	6,063
	Rosneft Oil Company PJSC (GDR)	612,982	4,929
	Royal Dutch Shell PLC, Class B	146,347	3,214
	Chevron Corp.	22,384	2,627
	BP PLC	333,742	1,493

			142,678

Utilities	ENN Energy Holdings, Ltd.	2,017,300	37,979
1.54%	AES Corp.	543,971	13,218
	Engie SA	613,910	9,096
	China Gas Holdings, Ltd.	2,276,000	4,729
	Enel SpA	389,325	3,123
	China Resources Gas Group, Ltd.	100,000	565

			68,710

Real estate	American Tower Corp. REIT	45,487	13,305
1.40%	Macrotech Developers, Ltd.1	766,547	12,720
	ESR Cayman, Ltd.1	2,925,400	9,886
	BR Malls Participacoes SA, ordinary nominative shares1	4,194,387	6,258
	CK Asset Holdings, Ltd.	914,000	5,761
	Shimao Services Holdings, Ltd.	6,485,187	4,508
	CTP NV	210,395	4,479
	China Overseas Land & Investment, Ltd.	967,000	2,289
	Sunac Services Holdings, Ltd.	1,548,496	1,579
	Longfor Group Holdings, Ltd.	296,000	1,393

			62,178

	Total common stocks (cost: $2,592,259,000)		4,092,702

Preferred securities 0.93%

Consumer	Volkswagen AG, nonvoting preferred shares
discretionary	Getir BV, Series H, preferred shares1,2,3,4
0.24%
34,472	6,965
7,768	3,500

10,465

Materials	Gerdau SA, preferred nominative shares	2,088,351	10,221
0.23%

Industrials	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares1	1,367,880	4,182
0.20%	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)1,5	72,525	439
	Azul SA, preferred nominative shares (ADR)1	337,989	4,461
			9,082

American Funds Insurance Series	77

New World Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Real estate	QuintoAndar, Ltd., Series E, preferred shares1,2,3,4	32,657	$ 6,672
0.19%	QuintoAndar, Ltd., Series E-1, preferred shares1,2,3,4	8,400	1,716
	Ayala Land, Inc., preferred shares2,3	15,000,000	—7
			8,388

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	179,977	2,072
0.05%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	189,783	969
0.02%

Information	Canva, Inc., Series A, noncumulative preferred shares1,2,3,4	34	58
technology	Canva, Inc., Series A-3, noncumulative preferred shares1,2,3,4	1	2
0.00%
			60

	Total preferred securities (cost: $33,445,000)		41,257
Rights & warrants 0.02%

Materials	Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 20221,2,6	124,600	832
0.02%

Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 20231	105,741	116
discretionary
	Total rights & warrants (cost: $837,000)		948
0.00%
		Principal amount

Bonds, notes & other debt instruments 2.57%
		(000)

Bonds & notes of governments & government agencies outside the U.S. 2.16%

	Abu Dhabi (Emirate of) 2.50% 20296	$1,000	1,040
	Abu Dhabi (Emirate of) 1.70% 20316	455	443
	Angola (Republic of) 8.00% 20296	2,270	2,246
	Argentine Republic 1.00% 2029	385	140
	Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)8	2,672	942
	Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)8	4,190	1,346
	Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)8	1,318	501
	Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)8	5,900	2,092
	Armenia (Republic of) 7.15% 2025	490	548
	Bahrain (Kingdom of) 6.75% 20296	500	540
	Belarus (Republic of) 6.875% 2023	1,775	1,760
	Belarus (Republic of) 5.875% 2026	230	204
	Belarus (Republic of) 7.625% 2027	335	309
	Colombia (Republic of) 4.50% 2026	280	294
	Colombia (Republic of) 3.25% 2032	900	811
	Colombia (Republic of) 7.375% 2037	1,090	1,273
	Colombia (Republic of) 4.125% 2051	350	285
	Costa Rica (Republic of) 6.125% 20316	1,250	1,266
	Costa Rica (Republic of) 6.125% 2031	393	398
	Cote d’Ivoire (Republic of) 4.875% 2032	€150	165
	Dominican Republic 6.875% 2026	$370	422
	Dominican Republic 8.625% 20276	575	687
	Dominican Republic 11.375% 2029	DOP12,800	278
	Dominican Republic 5.30% 20416	$303	300
	Dominican Republic 7.45% 2044	1,400	1,661
	Dominican Republic 7.45% 20446	1,125	1,335

78American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Dominican Republic 6.85% 2045	$320	$ 354
Dominican Republic 5.875% 20606	280	270
Egypt (Arab Republic of) 5.75% 20246	450	469
Egypt (Arab Republic of) 5.625% 2030	€260	268
Egypt (Arab Republic of) 5.875% 20316	$365	324
Egypt (Arab Republic of) 7.625% 20326	1,140	1,083
Egypt (Arab Republic of) 8.50% 2047	1,200	1,067
Egypt (Arab Republic of) 8.15% 20596	900	771
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,430	975
Export-Import Bank of India 3.25% 2030	1,180	1,203
Georgia (Republic of) 2.75% 20266	375	374
Ghana (Republic of) 8.125% 2026	315	292
Ghana (Republic of) 6.375% 2027	485	411
Ghana (Republic of) 7.875% 2027	200	176
Ghana (Republic of) 7.75% 20296	1,125	945
Ghana (Republic of) 8.125% 2032	1,880	1,542
Honduras (Republic of) 6.25% 2027	1,600	1,736
Hungary (Republic of) 2.125% 20316	770	759
Indonesia (Republic of) 6.625% 2037	700	979
Indonesia (Republic of) 5.25% 2042	840	1,056
Iraq (Republic of) 6.752% 2023	960	974
Jordan (Hashemite Kingdom of) 4.95% 20256	600	621
Jordan (Hashemite Kingdom of) 5.75% 20276	1,530	1,612
Jordan (Hashemite Kingdom of) 5.75% 2027	200	211
Kazakhstan (Republic of) 6.50% 20456	800	1,149
Kenya (Republic of) 7.25% 2028	400	432
Kenya (Republic of) 8.25% 20486	2,000	2,038
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	103
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	302
Oman (Sultanate of) 4.875% 20256	$202	211
Oman (Sultanate of) 5.375% 2027	750	787
Oman (Sultanate of) 6.25% 20316	890	975
Pakistan (Islamic Republic of) 8.25% 20256	410	445
Pakistan (Islamic Republic of) 6.00% 20266	380	381
Pakistan (Islamic Republic of) 6.875% 20276	1,050	1,062
Pakistan (Islamic Republic of) 7.875% 2036	400	388
Panama (Republic of) 3.75% 20266	1,380	1,468
Panama (Republic of) 4.50% 2047	1,155	1,276
Panama (Republic of) 4.50% 2050	400	442
Panama (Republic of) 4.30% 2053	400	431
Paraguay (Republic of) 5.00% 20266	500	556
Paraguay (Republic of) 4.70% 20276	800	889
Paraguay (Republic of) 4.70% 2027	500	556
Paraguay (Republic of) 4.95% 2031	320	360
Peru (Republic of) 3.00% 2034	425	424
Peru (Republic of) 6.55% 2037	1,070	1,462
Peru (Republic of) 3.55% 2051	370	386
Peru (Republic of) 2.78% 2060	565	497
PETRONAS Capital, Ltd. 4.55% 20506	400	497
Philippines (Republic of) 1.648% 2031	780	757
Philippines (Republic of) 6.375% 2034	820	1,141
Philippines (Republic of) 3.95% 2040	900	1,007
Philippines (Republic of) 2.95% 2045	790	781
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	256
Qatar (State of) 4.50% 20286	2,335	2,686
Qatar (State of) 4.50% 2028	800	920
Romania 2.00% 2032	€1,375	1,458
Romania 2.00% 2033	530	551
Romania 5.125% 20486	$720	852
Russian Federation 4.25% 2027	1,000	1,083
Russian Federation 4.375% 20296	800	883
American Funds Insurance Series	79

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Russian Federation 5.10% 2035	$1,600	$ 1,890
	Russian Federation 5.25% 2047	1,000	1,269
	Senegal (Republic of) 4.75% 2028	€1,100	1,273
	Serbia (Republic of) 3.125% 2027	850	1,034
	South Africa (Republic of) 5.875% 2030	$1,710	1,910
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	650	591
	Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	450	239
	Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	364
	Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	651
	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	800	402
	Sri Lanka (Democratic Socialist Republic of) 7.55% 20306	500	251
	Tunisia (Republic of) 6.75% 2023	€310	296
	Tunisia (Republic of) 6.75% 2023	215	205
	Tunisia (Republic of) 5.625% 2024	710	644
	Tunisia (Republic of) 5.75% 2025	$875	671
	Turkey (Republic of) 6.375% 2025	475	465
	Turkey (Republic of) 11.875% 2030	800	1,002
	Turkey (Republic of) 5.875% 2031	1,170	1,042
	Turkey (Republic of) 4.875% 2043	1,000	769
	Turkey (Republic of) 5.75% 2047	2,205	1,787
	Ukraine 8.994% 2024	200	200
	Ukraine 7.75% 2027	2,328	2,216
	Ukraine 9.75% 2028	700	710
	Ukraine 7.375% 2032	2,180	1,951
	United Mexican States 4.50% 2029	550	613
	United Mexican States 4.75% 2032	870	986
	United Mexican States 4.75% 2044	1,090	1,191
	United Mexican States 3.75% 2071	400	361
	United Mexican States, Series M, 7.50% 2027	MXN19,000	931
	Venezuela (Bolivarian Republic of) 7.00% 20189	$64	4
	Venezuela (Bolivarian Republic of) 7.75% 20199	1,149	75
	Venezuela (Bolivarian Republic of) 6.00% 20209	950	62
	Venezuela (Bolivarian Republic of) 12.75% 20229	85	6
	Venezuela (Bolivarian Republic of) 9.00% 20239	1,383	90
	Venezuela (Bolivarian Republic of) 8.25% 20249	299	19
	Venezuela (Bolivarian Republic of) 7.65% 20259	129	8
	Venezuela (Bolivarian Republic of) 11.75% 20269	64	4
	Venezuela (Bolivarian Republic of) 9.25% 20279	170	11
	Venezuela (Bolivarian Republic of) 9.25% 20289	319	21
	Venezuela (Bolivarian Republic of) 11.95% 20319	106	7
	Venezuela (Bolivarian Republic of) 7.00% 20389	107	7
			95,878
Corporate bonds, notes & loans 0.41%

Energy	Oleoducto Central SA 4.00% 20276	255	254
0.12%	Petrobras Global Finance Co. 5.60% 2031	780	828
	Petrobras Global Finance Co. 6.85% 2115	314	312
	Petróleos Mexicanos 6.875% 2026	755	831
	Petróleos Mexicanos 7.47% 2026	MXN2,800	124
	Petróleos Mexicanos 6.49% 2027	$1,490	1,590
	Petróleos Mexicanos 6.70% 20326	622	630
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 20516	630	606
			5,175

Materials	Braskem Idesa SAPI 7.45% 2029	775	804
0.08%	Braskem Idesa SAPI 7.45% 20296	300	311
	Braskem Idesa SAPI 6.99% 20326	350	352
	CSN Islands XI Corp. 6.75% 2028	600	633

80American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	CSN Resources SA 7.625% 2026	$575	$604
(continued)	GC Treasury Center Co., Ltd. 2.98% 20316	200	203
	Sasol Financing USA, LLC 5.875% 2024	500	522

			3,429

Financials	Bangkok Bank PCL 3.733% 2034
0.07%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)8	1,140	1,167
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds
	(5-Year UST Yield Curve Rate T Note Constant Maturity on 2/25/2027)6,8	600	600
	Power Financial Corp., Ltd. 5.25% 2028	425	477
	Power Financial Corp., Ltd. 6.15% 2028	432	509
	Power Financial Corp., Ltd. 4.50% 2029	273	292
	Power Financial Corp., Ltd. 3.35% 2031	310	306

			3,351

Consumer	Alibaba Group Holding, Ltd. 2.125% 2031	263	254
discretionary	Alibaba Group Holding, Ltd. 3.15% 2051	610	572
0.04%	Meituan Dianping 3.05% 20306	700	649
	Sands China, Ltd. 4.375% 2030	220	225

			1,700

Communication	Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
services	PLDT, Inc. 2.50% 2031	210	209
0.03%	Tencent Holdings, Ltd. 3.975% 2029	400	435
	Tencent Holdings, Ltd. 3.24% 20506	580	548
			1,535

Utilities	AES Panama Generation Holdings SRL 4.375% 20306	280	292
0.03%	Empresas Publicas de Medellin ESP 4.25% 20296	412	392
	Empresas Publicas de Medellin ESP 4.375% 20316	360	339
	Instituto Costarricense de Electricidad 6.75% 20316	235	238
			1,261

Industrials	Empresa de Transporte de Pasajeros Metro SA 4.70% 20506	270	314
0.02%	Mexico City Airport Trust 4.25% 2026	675	716

			1,030

Consumer staples	MARB BondCo PLC 3.95% 20316	600	574
0.02%	Marfrig Global Foods SA 3.95% 2031	320	306

			880

	Total corporate bonds, notes & loans		18,361

	Total bonds, notes & other debt instruments (cost: $116,959,000)		114,239
Short-term securities 5.08%		Shares

Money market investments 4.87%

	Capital Group Central Cash Fund 0.09%10,11	2,167,420	216,764
American Funds Insurance Series	81

New World Fund (continued)

Short-term securities (continued)											Value
									Shares		(000)

Money market investments purchased with collateral from securities on loan 0.21%

		Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%10,12							4,512,604		$4,513
		Capital Group Central Cash Fund 0.09%10,11,12							42,551		4,255
		Invesco Short-Term Investments Trust – Government & Agency Portfolio,
		Institutional Class 0.03%10,12							303,965		304
											9,072

		Total short-term securities (cost: $225,820,000)									225,836

		Total investment securities 100.62% (cost: $2,969,320,000)									4,474,982
		Other assets less liabilities (0.62)%									(27,538)

		Net assets 100.00%								$4,447,444
Futures contracts

											Value and
											unrealized
										appreciation
									Notional	(depreciation)
					Number of				amount	at 12/31/2021
Contracts				Type	contracts		Expiration		(000)		(000)

	2 Year U.S. Treasury Note Futures			Short	20		March 2022		$ (4,363)		$3
	10 Year Ultra U.S. Treasury Note Futures			Short	89		March 2022		(13,033)		(175)
	30 Year Ultra U.S. Treasury Bond Futures			Long	40		March 2022		7,885		136

											$(36)
	Forward currency contracts

	Contract amount									Unrealized
										depreciation

Currency purchased		Currency sold						Settlement		at 12/31/2021
	(000)	(000)			Counterparty				date		(000)

USD	3,203	EUR	2,830		Morgan Stanley			1/20/2022			$(20)
	Investments in affiliates11
					Value of			Net	Net	Value of
					affiliates at			realized	unrealized	affiliates at	Dividend
					1/1/2021	Additions	Reductions	loss	appreciation	12/31/2021	income
					(000)	(000)	(000)	(000)	(000)	(000)	(000)

	Short-term securities 4.97%
	Money market investments 4.87%
	Capital Group Central Cash Fund 0.09%10				$224,497	$672,312	$680,036	$(17)	$8	$216,764	$180
Money market investments purchased with collateral from securities
	on loan 0.10%
	Capital Group Central Cash Fund 0.09%10,12				—	4,25513				4,255	—14
	Total short-term securities									221,019

Total 4.97%								$(17)	$8	$221,019	$180

82American Funds Insurance Series

New World Fund (continued)

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,450,000, which represented

.62% of the net assets of the fund.

3Value determined using significant unobservable inputs.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

5All or a portion of this security was on loan. The total value of all such securities was $13,375,000, which represented .30% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,576,000, which represented 1.14% of the net assets of the fund.

7Amount less than one thousand.

8Step bond; coupon rate may change at a later date.

9Scheduled interest and/or principal payment was not received. 10Rate represents the seven-day yield at 12/31/2021.

11Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

12Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

13Represents net activity. Refer to Note 5 for more information on securities lending.

14Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Percent
Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets

QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$6,672.15%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,716.04
Getir BV, Series H, preferred shares	5/27/2021	3,500	3,500.08
Canva, Inc.	8/26/2021 -11/4/2021	656	656.01
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	58.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	2.00

Total private placement securities	$11,190	$12,604.28%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	83

Washington Mutual Investors Fund

(formerly Blue Chip Income and Growth Fund) Investment portfolio December 31, 2021

Common stocks 96.23%			Value
		Shares	(000)

Information	Microsoft Corp.	2,119,959	$ 712,985
technology	Broadcom, Inc.	1,065,092	708,723
19.89%	Intel Corp.	2,789,923	143,681
	Apple, Inc.	749,784	133,139
	ASML Holding NV (New York registered) (ADR)	153,042	121,843
	Fidelity National Information Services, Inc.	711,905	77,704
	Automatic Data Processing, Inc.	190,131	46,882
	Visa, Inc., Class A	216,121	46,836
	KLA Corp.	98,220	42,245
	TE Connectivity, Ltd.	261,752	42,231
	Applied Materials, Inc.	259,883	40,895
	NetApp, Inc.	309,233	28,446
	Paychex, Inc.	202,151	27,594
	Mastercard, Inc., Class A	64,786	23,279
	Motorola Solutions, Inc.	74,097	20,132
	Texas Instruments, Inc.	94,512	17,813
	QUALCOMM, Inc.	91,773	16,783
	SAP SE (ADR)	114,413	16,030
	EPAM Systems, Inc.1	9,314	6,226
	Analog Devices, Inc.	23,155	4,070
	Micron Technology, Inc.	26,591	2,477

			2,280,014

Health care	UnitedHealth Group, Inc.	888,053	445,927
17.48%	Pfizer, Inc.	4,243,621	250,586
	CVS Health Corp.	2,273,753	234,560
	Johnson & Johnson	1,100,169	188,206
	Gilead Sciences, Inc.	1,685,700	122,399
	Humana, Inc.	219,366	101,755
	Abbott Laboratories	702,616	98,886
	AstraZeneca PLC (ADR)	1,578,818	91,966
	Eli Lilly and Company	280,377	77,446
	Anthem, Inc.	165,153	76,555
	Danaher Corp.	209,822	69,034
	Cigna Corp.	277,429	63,706
	Thermo Fisher Scientific, Inc.	60,232	40,189
	GlaxoSmithKline PLC (ADR)2	652,446	28,773
	Zimmer Biomet Holdings, Inc.	146,753	18,643
	Merck & Co., Inc.	213,407	16,355
	Novo Nordisk A/S, Class B (ADR)	145,965	16,348
	Zoetis, Inc., Class A	55,996	13,665
	Edwards Lifesciences Corp.1	89,412	11,583
	Molina Healthcare, Inc.1	34,690	11,034
	Baxter International, Inc.	119,734	10,278
	Roche Holding AG (ADR)	191,483	9,898
	Viatris, Inc.	309,977	4,194
	Novartis AG (ADR)	29,792	2,606

			2,004,592

Financials	BlackRock, Inc.	280,862	257,146
17.07%	Marsh & McLennan Companies, Inc.	1,477,641	256,844
	CME Group, Inc., Class A	952,534	217,616
	JPMorgan Chase & Co.	1,276,682	202,163
	PNC Financial Services Group, Inc.	572,524	114,802
	Bank of America Corp.	2,241,996	99,746
	Intercontinental Exchange, Inc.	622,909	85,195
	Discover Financial Services	710,447	82,099
	Capital One Financial Corp.	534,375	77,532
	S&P Global, Inc.	132,929	62,733

84American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Financials	Nasdaq, Inc.	280,604	$ 58,930
(continued)	Toronto-Dominion Bank	677,251	51,932
	Truist Financial Corp.	839,908	49,177
	Citizens Financial Group, Inc.	1,015,007	47,959
	Travelers Companies, Inc.	306,249	47,906
	Bank of Nova Scotia	639,317	45,833
	Carlyle Group, Inc.	618,714	33,967
	KeyCorp	1,344,377	31,095
	KKR & Co., Inc.	347,190	25,866
	Moody’s Corp.	65,889	25,735
	Citigroup, Inc.	401,962	24,274
	Wells Fargo & Company	431,515	20,704
	Brookfield Asset Management, Inc., Class A	265,562	16,035
	Fifth Third Bancorp	305,209	13,292
	Everest Re Group, Ltd.	31,161	8,536

			1,957,117

Industrials	CSX Corp.	3,819,151	143,600
9.41%	Northrop Grumman Corp.	296,717	114,850
	Lockheed Martin Corp.	290,616	103,288
	L3Harris Technologies, Inc.	479,967	102,348
	Union Pacific Corp.	378,488	95,353
	Honeywell International, Inc.	368,630	76,863
	Norfolk Southern Corp.	241,487	71,893
	Caterpillar, Inc.	237,788	49,160
	United Parcel Service, Inc., Class B	219,625	47,075
	Raytheon Technologies Corp.	527,082	45,361
	ABB, Ltd. (ADR)	904,226	34,514
	PACCAR, Inc.	390,000	34,421
	Equifax, Inc.	117,351	34,359
	Waste Connections, Inc.	225,408	30,716
	Republic Services, Inc.	157,677	21,988
	Rockwell Automation	41,625	14,521
	Johnson Controls International PLC	138,993	11,302
	HEICO Corp.	71,986	10,382
	RELX PLC (ADR)	287,360	9,371
	Air Lease Corp., Class A	181,058	8,008
	Cummins, Inc.	31,699	6,915
	BAE Systems PLC (ADR)	169,388	5,045
	Nidec Corp. (ADR)	118,363	3,493
	Carrier Global Corp.	63,835	3,462

			1,078,288

Communication	Comcast Corp., Class A	7,950,389	400,143
services	Alphabet, Inc., Class C1	43,510	125,900
7.47%	Alphabet, Inc., Class A1	23,911	69,271
	Meta Platforms, Inc., Class A1	298,493	100,398
	Verizon Communications, Inc.	1,546,894	80,377
	Activision Blizzard, Inc.	725,837	48,290
	AT&T, Inc.	1,106,412	27,218
	Electronic Arts, Inc.	40,638	5,360

			856,957

Consumer	Home Depot, Inc.	616,054	255,669
discretionary	General Motors Company1	2,264,999	132,797
6.26%	Darden Restaurants, Inc.	479,164	72,181
	VF Corp.	800,122	58,585
American Funds Insurance Series	85

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Dollar General Corp.	159,611	$ 37,641
discretionary	Wynn Resorts, Ltd.1	372,936	31,714
(continued)	Amazon.com, Inc.1	6,764	22,553
	TJX Companies, Inc.	294,695	22,373
	Chipotle Mexican Grill, Inc.1	9,904	17,315
	Marriott International, Inc., Class A1	90,940	15,027
	NIKE, Inc., Class B	72,869	12,145
	YUM! Brands, Inc.	61,975	8,606
	Starbucks Corp.	64,559	7,551
	McDonald’s Corp.	27,667	7,417
	Target Corp.	27,747	6,422
	Royal Caribbean Cruises, Ltd.1	77,150	5,933
	Domino’s Pizza, Inc.	6,418	3,622

			717,551

Consumer staples	Nestlé SA (ADR)	853,271	119,774
5.61%	Keurig Dr Pepper, Inc.	2,043,845	75,336
	Archer Daniels Midland Company	1,094,208	73,958
	Mondelez International, Inc.	1,071,593	71,057
	Conagra Brands, Inc.	1,241,167	42,386
	Hormel Foods Corp.	743,373	36,284
	Procter & Gamble Company	207,613	33,961
	Church & Dwight Co., Inc.	294,392	30,175
	Reckitt Benckiser Group PLC (ADR)	1,711,879	29,958
	Kraft Heinz Company	782,631	28,097
	Costco Wholesale Corp.	44,478	25,250
	General Mills, Inc.	372,233	25,081
	Unilever PLC (ADR)	375,851	20,217
	Walgreens Boots Alliance, Inc.	351,887	18,355
	Kimberly-Clark Corp.	59,250	8,468
	Danone (ADR)	426,506	5,284

			643,641

Energy	Chevron Corp.	937,492	110,015
4.36%	Pioneer Natural Resources Company	446,017	81,121
	Baker Hughes Co., Class A	3,073,144	73,940
	ConocoPhillips	935,811	67,547
	EOG Resources, Inc.	684,148	60,773
	Exxon Mobil Corp.	511,484	31,298
	Coterra Energy, Inc.	1,132,982	21,527
	Enbridge, Inc.	496,460	19,401
	TC Energy Corp.	398,990	18,569
	Valero Energy Corp.	215,538	16,189

			500,380

Materials	LyondellBasell Industries NV	884,714	81,597
3.38%	Dow, Inc.	1,362,977	77,308
	Nucor Corp.	564,327	64,418
	Rio Tinto PLC (ADR)2	669,108	44,790
	Linde PLC	124,156	43,011
	Air Products and Chemicals, Inc.	92,564	28,164
	Huntsman Corp.	488,698	17,046
	Sherwin-Williams Company	38,831	13,675
	Corteva, Inc.	221,486	10,472
	Celanese Corp.	39,510	6,640

			387,121

86American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Exelon Corp.	1,518,667	$87,718
2.84%	Sempra Energy	434,821	57,518
	Entergy Corp.	424,589	47,830
	NextEra Energy, Inc.	361,780	33,776
	CMS Energy Corp.	438,140	28,501
	Evergy, Inc.	295,519	20,275
	Public Service Enterprise Group, Inc.	268,764	17,935
	Edison International	173,784	11,861
	Dominion Energy, Inc.	150,784	11,845
	Xcel Energy, Inc.	116,833	7,910

			325,169

Real estate	Digital Realty Trust, Inc. REIT	533,914	94,433
2.46%	Regency Centers Corp. REIT	764,675	57,618
	Alexandria Real Estate Equities, Inc. REIT	206,219	45,979
	Mid-America Apartment Communities, Inc. REIT	148,230	34,010
	American Tower Corp. REIT	71,386	20,881
	Boston Properties, Inc. REIT	129,978	14,971
	Extra Space Storage, Inc. REIT	63,512	14,400

			282,292

	Total common stocks (cost: $8,137,294,000)		11,033,122
Convertible stocks 0.98%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	22,140	45,949
technology

0.40%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	10,121	17,592
0.24%	Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 20232	197,800	10,434
			28,026

Utilities	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	336,900	19,385
0.22%	NextEra Energy, Inc., convertible preferred units, 6.219% 2023	41,000	2,374
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,967

			24,726

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	144,500	13,460
0.12%
	Total convertible stocks (cost: $92,500,000)		112,161

Short-term securities 2.98%

Money market investments 2.81%

	Capital Group Central Cash Fund 0.09%3,4	3,218,378	321,870
American Funds Insurance Series	87

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.17%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%3,5					9,833,226		$9,833
Capital Group Central Cash Fund 0.09%3,4,5					92,720		9,273
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%3,5					662,357		663
							19,769

Total short-term securities (cost: $341,597,000)							341,639

Total investment securities 100.19% (cost: $8,571,391,000)						11,486,922
Other assets less liabilities (0.19)%							(21,785)

Net assets 100.00%						$11,465,137
Investments in affiliates4

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	gain	appreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.89%
Money market investments 2.81%
Capital Group Central Cash Fund 0.09%3	$178,532	$2,747,857	$2,604,532	$5	$8	$321,870	$158
Money market investments purchased with collateral from
securities on loan 0.08%
Capital Group Central Cash Fund 0.09%3,5	—	9,2736				9,273	—7
Total short-term securities						331,143

Total 2.89%				$5	$8	$331,143	$158

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $89,518,000, which represented .78% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Rate represents the seven-day yield at 12/31/2021.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Represents net activity. Refer to Note 5 for more information on securities lending.

7Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

88American Funds Insurance Series

Capital World Growth and Income Fund

(formerly Global Growth and Income Fund) Investment portfolio December 31, 2021

Common stocks 95.36%			Value
		Shares	(000)

Information	Broadcom, Inc.	136,351	$ 90,729
technology	Microsoft Corp.	268,851	90,420
20.11%	Taiwan Semiconductor Manufacturing Company, Ltd.	3,255,800	72,372
	ASML Holding NV	51,729	41,620
	Tokyo Electron, Ltd.	58,900	33,938
	Apple, Inc.	118,634	21,066
	Accenture PLC, Class A	27,709	11,487
	MediaTek, Inc.	254,000	10,925
	Keyence Corp.	15,600	9,802
	Delta Electronics, Inc.	753,000	7,485
	EPAM Systems, Inc.1	9,246	6,180
	Logitech International SA	72,348	6,104
	Snowflake, Inc., Class A1	17,145	5,808
	Capgemini SE	22,716	5,573
	Fujitsu, Ltd.	31,700	5,437
	Applied Materials, Inc.	32,607	5,131
	Mastercard, Inc., Class A	13,216	4,749
	Hexagon AB, Class B	289,046	4,595
	Adobe, Inc.1	7,598	4,309
	GlobalWafers Co., Ltd.	127,000	4,076
	Advanced Micro Devices, Inc.1	27,570	3,967
	OBIC Co., Ltd.	16,600	3,117
	SK hynix, Inc.	26,182	2,885
	PagSeguro Digital, Ltd., Class A1	102,692	2,693
	Ceridian HCM Holding, Inc.1	25,738	2,689
	Worldline SA, non-registered shares1	47,988	2,678
	Micron Technology, Inc.	27,876	2,597
	ServiceNow, Inc.1	3,886	2,522
	Paycom Software, Inc.1	5,660	2,350
	TE Connectivity, Ltd.	14,501	2,340
	NortonLifeLock, Inc.	71,608	1,860
	Shopify, Inc., Class A, subordinate voting shares (CAD denominated)1	1,179	1,623
	Nomura Research Institute, Ltd.	36,900	1,583
	RingCentral, Inc., Class A1	7,468	1,399
	Samsung Electronics Co., Ltd.	20,872	1,375
	SS&C Technologies Holdings, Inc.	12,082	990
	Atlassian Corp. PLC, Class A1	2,187	834
			479,308

Financials	Kotak Mahindra Bank, Ltd.	931,634	22,510
14.67%	Zurich Insurance Group AG	47,679	20,951
	AIA Group, Ltd.	2,050,799	20,672
	Toronto-Dominion Bank (CAD denominated)	264,826	20,303
	CME Group, Inc., Class A	80,532	18,398
	ING Groep NV	1,262,761	17,600
	Sberbank of Russia PJSC (ADR)	925,176	14,849
	JPMorgan Chase & Co.	92,806	14,696
	KBC Groep NV	131,857	11,328
	Nasdaq, Inc.	50,753	10,659
	HDFC Bank, Ltd.	468,575	9,325
	HDFC Bank, Ltd. (ADR)	16,964	1,104
	DNB Bank ASA	446,331	10,238
	HDFC Life Insurance Company, Ltd.	1,030,738	9,007
	PNC Financial Services Group, Inc.	43,101	8,643
	BlackRock, Inc.	9,083	8,316
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,070,000	7,705
	Ping An Insurance (Group) Company of China, Ltd., Class A	31,800	252
	Blackstone, Inc., nonvoting shares	60,151	7,783
	B3 SA-Brasil, Bolsa, Balcao	3,886,144	7,772
	Intercontinental Exchange, Inc.	55,456	7,585
American Funds Insurance Series	89

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Financials	Wells Fargo & Company	142,482	$ 6,836
(continued)	S&P Global, Inc.	13,267	6,261
	Macquarie Group, Ltd.	40,902	6,112
	Lufax Holding, Ltd. (ADR)1	1,084,885	6,108
	Discover Financial Services	49,680	5,741
	Banco Santander, SA	1,589,003	5,320
	Tradeweb Markets, Inc., Class A	51,782	5,185
	Hong Kong Exchanges and Clearing, Ltd.	83,300	4,865
	American International Group, Inc.	85,032	4,835
	Citigroup, Inc.	68,153	4,116
	Deutsche Bank AG1	307,073	3,852
	St. James’s Place PLC	163,292	3,721
	Bank of America Corp.	83,584	3,719
	Moody’s Corp.	7,587	2,963
	BNP Paribas SA	39,668	2,744
	Berkshire Hathaway, Inc., Class B1	8,739	2,613
	Legal & General Group PLC	643,174	2,590
	FinecoBank SpA	145,321	2,554
	Power Corporation of Canada, subordinate voting shares	75,066	2,480
	China Pacific Insurance (Group) Co., Ltd., Class H	796,200	2,160
	AXA SA	64,417	1,920
	Marsh & McLennan Companies, Inc.	11,030	1,917
	Morgan Stanley	19,050	1,870
	Blue Owl Capital, Inc., Class A	119,174	1,777
	Bajaj Finance, Ltd.	16,137	1,515
	DBS Group Holdings, Ltd.	61,800	1,498
	National Bank of Canada2	19,203	1,464
	Tryg A/S	48,816	1,207
	Swedbank AB, Class A	56,092	1,130
	Aegon NV	204,110	1,021

			349,790

Health care	Abbott Laboratories	286,270	40,290
12.03%	UnitedHealth Group, Inc.	71,624	35,965
	Thermo Fisher Scientific, Inc.	34,587	23,078
	Gilead Sciences, Inc.	314,904	22,865
	Novartis AG	206,328	18,178
	Amgen, Inc.	62,337	14,024
	Daiichi Sankyo Company, Ltd.	521,900	13,271
	AstraZeneca PLC	89,259	10,485
	Stryker Corp.	38,863	10,393
	Pfizer, Inc.	140,643	8,305
	Eli Lilly and Company	29,163	8,055
	Centene Corp.1	86,477	7,126
	Sanofi	70,085	7,068
	PerkinElmer, Inc.	31,792	6,392
	Olympus Corp.	237,100	5,461
	Siemens Healthineers AG1	72,545	5,436
	Medtronic PLC	43,425	4,492
	Coloplast A/S, Class B	24,429	4,305
	Guardant Health, Inc.1	36,431	3,644
	Carl Zeiss Meditec AG, non-registered shares	16,485	3,469
	Zoetis, Inc., Class A	12,774	3,117
	Intuitive Surgical, Inc.1	8,085	2,905
	Insulet Corp.1	10,829	2,881
	DexCom, Inc.1	5,213	2,799
	Baxter International, Inc.	27,735	2,381
	Teva Pharmaceutical Industries, Ltd. (ADR)1	274,710	2,200
	Alcon, Inc.	24,235	2,147
	Chugai Pharmaceutical Co., Ltd.	63,700	2,068

90American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Health care	Merck KGaA	7,610	$ 1,967
(continued)	Illumina, Inc.1	4,940	1,879
	Cigna Corp.	7,371	1,693
	Novo Nordisk A/S, Class B	14,326	1,612
	Edwards Lifesciences Corp.1	12,324	1,597
	Vertex Pharmaceuticals, Inc.1	6,224	1,367
	GlaxoSmithKline PLC	42,120	916
	Hypera SA, ordinary nominative shares	179,438	911
	M3, Inc.	17,700	891
	CSL, Ltd.	2,472	523
	Agilon Health, Inc.1	14,065	380
	CanSino Biologics, Inc., Class H1	11,200	259
			286,795

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	44,206	36,589
discretionary	Amazon.com, Inc.1	9,604	32,023
11.08%	Home Depot, Inc.	74,629	30,972
	General Motors Company1	412,329	24,175
	Flutter Entertainment PLC1	63,146	9,993
	Rivian Automotive, Inc., Class A1	82,794	8,585
	Rivian Automotive, Inc., Class A1,3,4	11,070	1,044
	Stellantis NV	478,108	9,080
	Barratt Developments PLC	802,149	8,121
	Midea Group Co., Ltd., Class A	698,797	8,093
	MercadoLibre, Inc.1	5,656	7,627
	Marriott International, Inc., Class A1	42,874	7,085
	Sony Group Corp.	47,200	5,940
	Chipotle Mexican Grill, Inc.1	3,354	5,864
	Restaurant Brands International, Inc. (CAD denominated)	83,274	5,049
	Restaurant Brands International, Inc.	12,226	742
	Shimano, Inc.	21,600	5,757
	Booking Holdings, Inc.1	2,169	5,204
	Astra International Tbk PT	11,337,300	4,534
	Compagnie Financière Richemont SA, Class A	29,716	4,466
	Evolution AB	30,899	4,398
	Moncler SpA	47,558	3,466
	adidas AG	11,713	3,377
	NIKE, Inc., Class B	20,021	3,337
	EssilorLuxottica	13,676	2,915
	Nokian Renkaat OYJ	66,103	2,506
	Taylor Wimpey PLC	1,022,679	2,429
	Darden Restaurants, Inc.	15,588	2,348
	Industria de Diseño Textil, SA	56,688	1,841
	Kindred Group PLC (SDR)	145,423	1,733
	Target Corp.	5,981	1,384
	Prosus NV, Class N	16,460	1,378
	DraftKings, Inc., Class A1	49,904	1,371
	Pan Pacific International Holdings Corp.	98,500	1,359
	Tesla, Inc.1	1,209	1,278
	Wayfair, Inc., Class A1	6,644	1,262
	Kering SA	1,529	1,231
	Meituan, Class B1	29,100	841
	Just Eat Takeaway (GBP denominated)1	14,906	822
	Wynn Macau, Ltd.1,2	946,400	773
	Cazoo Group, Ltd., Class A1	117,813	710
	InterContinental Hotels Group PLC1	10,909	706
	Naspers, Ltd., Class N	4,292	666
American Funds Insurance Series	91
Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Domino’s Pizza Enterprises, Ltd.	5,655	$486
discretionary	Aptiv PLC1	2,518	415
(continued)	Faurecia SA	984	47

			264,022

Industrials	CSX Corp.	602,883	22,668
9.01%	General Electric Co.	239,731	22,647
	Airbus SE, non-registered shares1	161,342	20,639
	Safran SA	73,809	9,047
	Carrier Global Corp.	161,966	8,785
	LIXIL Corp.	323,500	8,620
	Deere & Company	24,478	8,393
	Raytheon Technologies Corp.	83,021	7,145
	BAE Systems PLC	913,120	6,795
	Lockheed Martin Corp.	18,634	6,623
	VINCI SA	57,984	6,133
	Melrose Industries PLC	2,819,112	6,102
	Compagnie de Saint-Gobain SA, non-registered shares	80,700	5,684
	Recruit Holdings Co., Ltd.	93,600	5,673
	Johnson Controls International PLC	58,928	4,791
	L3Harris Technologies, Inc.	22,049	4,702
	RELX PLC	133,116	4,328
	TransDigm Group, Inc.1	6,748	4,294
	Nidec Corp.	35,800	4,208
	Schneider Electric SE1	18,727	3,677
	ManpowerGroup, Inc.	33,145	3,226
	Bunzl PLC	77,229	3,016
	Caterpillar, Inc.	13,844	2,862
	Eiffage SA	25,514	2,628
	Stanley Black & Decker, Inc.	13,208	2,491
	Ryanair Holdings PLC (ADR)1	21,553	2,206
	Honeywell International, Inc.	10,330	2,154
	Rockwell Automation	6,028	2,103
	SMC Corp.	3,100	2,091
	ASSA ABLOY AB, Class B	68,318	2,088
	Daikin Industries, Ltd.	8,800	1,996
	Union Pacific Corp.	7,669	1,932
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	439,500	1,745
	Ritchie Bros. Auctioneers, Inc.	27,952	1,711
	Adecco Group AG	32,531	1,664
	ACS, Actividades de Construcción y Servicios, SA1	61,429	1,648
	Atlas Copco AB, Class B	27,077	1,595
	Interpump Group SpA	20,048	1,471
	AB Volvo, Class B	59,393	1,378
	Wizz Air Holdings PLC1	22,268	1,262
	Brenntag SE	12,183	1,104
	InPost SA1	65,667	792
	Lilium NV, Class A1,2	59,454	412
	Otis Worldwide Corp.	4,082	355

			214,884

Communication	Alphabet, Inc., Class C1	13,294	38,467
services	Alphabet, Inc., Class A1	6,704	19,422
8.26%	Netflix, Inc.1	55,837	33,638
	Meta Platforms, Inc., Class A1	70,173	23,603
	Comcast Corp., Class A	368,104	18,527
	SoftBank Corp.	1,296,103	16,389
	Yandex NV, Class A1	193,646	11,716
	NetEase, Inc.	380,300	7,681

92American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Communication	Sea, Ltd., Class A (ADR)1	26,716	$ 5,977
services	Tencent Holdings, Ltd.	80,700	4,728
(continued)	Universal Music Group NV	148,049	4,177
	Cellnex Telecom, SA, non-registered shares	53,156	3,097
	Bharti Airtel, Ltd.1	208,066	1,914
	Bharti Airtel, Ltd., interim shares1	13,994	66
	Omnicom Group, Inc.	24,376	1,786
	Activision Blizzard, Inc.	26,125	1,738
	ITV PLC1	1,096,106	1,640
	Bilibili, Inc., Class Z1	25,345	1,166
	Bilibili, Inc., Class Z (ADR)1,2	4,489	208
	SoftBank Group Corp.	19,800	935

			196,875

Consumer staples	Philip Morris International, Inc.	283,612	26,943
7.08%	Nestlé SA	146,080	20,431
	Ocado Group PLC1	812,478	18,453
	Keurig Dr Pepper, Inc.	428,942	15,811
	Kweichow Moutai Co., Ltd., Class A	31,600	10,164
	British American Tobacco PLC	227,510	8,418
	British American Tobacco PLC (ADR)	9,738	364
	Swedish Match AB	1,042,224	8,307
	Kroger Co.	167,474	7,580
	Altria Group, Inc.	136,773	6,481
	Heineken NV	51,210	5,764
	Bunge, Ltd.	56,609	5,285
	Imperial Brands PLC	213,360	4,668
	Constellation Brands, Inc., Class A	18,117	4,547
	Treasury Wine Estates, Ltd.	474,087	4,270
	Danone SA	64,339	3,999
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	546,300	3,554
	PepsiCo, Inc.	17,432	3,028
	Arca Continental, SAB de CV	412,000	2,626
	Mondelez International, Inc.	36,482	2,419
	Ajinomoto Co., Inc.	69,100	2,101
	ITC, Ltd.	651,059	1,910
	Pernod Ricard SA	6,537	1,574

			168,697

Materials	Vale SA, ordinary nominative shares	1,674,800	23,441
4.92%	Vale SA, ordinary nominative shares (ADR)	974,038	13,656
	Rio Tinto PLC	246,347	16,312
	Fortescue Metals Group, Ltd.	1,124,633	15,718
	Freeport-McMoRan, Inc.	203,451	8,490
	Linde PLC	22,166	7,679
	BHP Group PLC	151,886	4,522
	Shin-Etsu Chemical Co., Ltd.	23,300	4,035
	Albemarle Corp.	12,627	2,952
	HeidelbergCement AG	40,935	2,774
	Akzo Nobel NV	25,024	2,749
	Dow, Inc.	47,548	2,697
	Barrick Gold Corp. (CAD denominated)	138,973	2,642
	CRH PLC	49,376	2,615
	Amcor PLC (CDI)	165,731	1,992
	Koninklijke DSM NV	7,690	1,734
American Funds Insurance Series	93

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Materials	Lynas Rare Earths, Ltd.1	163,843	$1,212
(continued)	Air Liquide SA, non-registered shares	6,630	1,157
	Evonik Industries AG	28,154	913

			117,290

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	521,996	22,057
3.34%	EOG Resources, Inc.	117,171	10,408
	Gazprom PJSC (ADR)	1,084,575	10,022
	TotalEnergies SE	110,306	5,605
	TC Energy Corp. (CAD denominated)	111,856	5,202
	Baker Hughes Co., Class A	215,538	5,186
	Reliance Industries, Ltd.	161,241	5,137
	BP PLC	994,134	4,447
	ConocoPhillips	53,575	3,867
	Suncor Energy, Inc.	89,850	2,248
	Royal Dutch Shell PLC, Class B	98,951	2,173
	Tourmaline Oil Corp.	41,394	1,336
	Coterra Energy, Inc.	64,779	1,231
	Lundin Energy AB1	20,939	752
			79,671

Utilities	China Resources Gas Group, Ltd.	1,444,000	8,157
2.82%	E.ON SE	544,715	7,561
	DTE Energy Company	56,345	6,735
	National Grid PLC	446,821	6,410
	Iberdrola SA, non-registered shares1	536,381	6,357
	Engie SA	418,841	6,206
	NextEra Energy, Inc.	47,963	4,478
	Enel SpA	551,606	4,425
	Edison International	58,822	4,015
	PG&E Corp.1	265,891	3,228
	Power Grid Corporation of India, Ltd.	721,893	1,985
	Entergy Corp.	16,397	1,847
	Endesa, SA	76,908	1,769
	Ørsted AS	11,362	1,453
	AES Corp.	52,478	1,275
	China Gas Holdings, Ltd.	578,200	1,201

			67,102

Real estate	Crown Castle International Corp. REIT	76,898	16,052
2.04%	Longfor Group Holdings, Ltd.	1,614,500	7,599
	American Tower Corp. REIT	24,900	7,283
	VICI Properties, Inc. REIT	166,637	5,017
	Country Garden Services Holdings Co., Ltd.	772,968	4,629
	Boston Properties, Inc. REIT	20,698	2,384
	China Resources Mixc Lifestyle Services, Ltd.	417,600	1,947
	Equinix, Inc. REIT	2,288	1,935
	Sun Hung Kai Properties, Ltd.	81,500	989
	Iron Mountain, Inc. REIT	14,006	733

			48,568

	Total common stocks (cost: $1,660,965,000)		2,273,002

94American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Preferred securities 0.74%			Value
		Shares	(000)

Consumer	Volkswagen AG, nonvoting preferred shares	51,509	$10,408
discretionary

0.43%

Financials	Banco Bradesco SA, preferred nominative shares	1,048,670	3,617
0.17%	Fannie Mae, Series S, 8.25% noncumulative preferred shares1	58,870	184
	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares1	61,516	176
			3,977

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	42,831	2,565
technology

0.11%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	72,318	832
0.03%
	Total preferred securities (cost: $21,946,000)		17,782

Convertible stocks 0.18%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,566	3,250
technology

0.14%

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 20234	900	941
0.04%
	Total convertible stocks (cost: $3,505,000)		4,191

Convertible bonds & notes 0.16%		Principal amount

		(000)

Communication	Sea, Ltd., convertible notes, 2.375% 2025	$1,500	3,844
services
	Total convertible bonds & notes (cost: $3,840,000)		3,844
0.16%

Bonds, notes & other debt instruments 0.24%

Corporate bonds, notes & loans 0.20%

Health care	Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,678
0.11%	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,036

			2,714

Energy	TransCanada PipeLines, Ltd. 5.10% 2049	800	1,057
0.05%

Consumer	General Motors Company 5.40% 2023	300	321
discretionary	Royal Caribbean Cruises, Ltd. 11.50% 20254	477	535
0.04%
			856

	Total corporate bonds, notes & loans		4,627

American Funds Insurance Series	95

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. 0.04%

United Mexican States, Series M, 8.00% 2023		MXN20,000	$991

Total bonds, notes & other debt instruments (cost: $5,624,000)			5,618
	Weighted

Short-term securities 3.12%	average yield
	at acquisition

Commercial paper 2.55%

Bank of Montreal 1/31/2022	0.107%	$ 10,000	9,999
Canadian Imperial Bank of Commerce 1/14/20224	0.125	10,000	10,000
LVMH Moët Hennessy Louis Vuitton, Inc. 2/14/20224	0.118	10,800	10,799
Toronto-Dominion Bank 1/24/20224	0.058	30,000	29,998
			60,796
		Shares

Money market investments 0.54%

Capital Group Central Cash Fund 0.09%5,6		129,879	12,989

Money market investments purchased with collateral from securities on loan 0.03%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%5,7		310,193	310
Capital Group Central Cash Fund 0.09%5,6,7		2,925	293
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%5,7		20,894	21
			624

Total short-term securities (cost: $74,409,000)			74,409

Total investment securities 99.80% (cost: $1,770,289,000)			2,378,846
Other assets less liabilities 0.20%			4,809

Net assets 100.00%			$2,383,655

96American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Investments in affiliates6

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	gain	depreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 0.55%
Money market investments 0.54%
Capital Group Central Cash Fund 0.09%5	$66,489	$566,964	$620,462	$5	$(7)	$12,989	$50
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 0.09%5,7	—	2938				293	—9
Total short-term securities						13,282

Total 0.55%				$5	$(7)	$13,282	$50

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $2,444,000, which represented .10% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,044,000, which represented .04% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,317,000, which represented 2.24% of the net assets of the fund.

5Rate represents the seven-day yield at 12/31/2021.

6Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

8Represents net activity. Refer to Note 5 for more information on securities lending.

9Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	97

Growth-Income Fund

Investment portfolio December 31, 2021

Common stocks 95.86%			Value
		Shares	(000)

Information	Microsoft Corp.	10,125,024	$ 3,405,248
technology	Broadcom, Inc.	2,238,001	1,489,188
23.94%	Mastercard, Inc., Class A	1,656,021	595,042
	Apple, Inc.	2,608,900	463,262
	Accenture PLC, Class A	991,200	410,902
	Visa, Inc., Class A	1,567,091	339,604
	ASML Holding NV	254,068	204,418
	ASML Holding NV (New York registered) (ADR)	147,800	117,669
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	304,355
	Automatic Data Processing, Inc.	845,000	208,360
	Concentrix Corp.	904,367	161,538
	Applied Materials, Inc.	950,400	149,555
	Fidelity National Information Services, Inc.	1,268,981	138,509
	ServiceNow, Inc.1	205,938	133,676
	Cognizant Technology Solutions Corp., Class A	1,489,400	132,140
	Global Payments, Inc.	973,628	131,615
	Ceridian HCM Holding, Inc.1	1,240,574	129,590
	QUALCOMM, Inc.	708,211	129,511
	GoDaddy, Inc., Class A1	1,402,444	119,011
	Analog Devices, Inc.	629,402	110,630
	Micron Technology, Inc.	1,140,549	106,242
	Adobe, Inc.1	175,373	99,447
	Intel Corp.	1,884,384	97,046
	FleetCor Technologies, Inc.1	420,507	94,126
	Euronet Worldwide, Inc.1	763,602	90,999
	MKS Instruments, Inc.	481,000	83,776
	Shopify, Inc., Class A, subordinate voting shares1	60,000	82,643
	Atlassian Corp. PLC, Class A1	199,100	75,915
	Affirm Holdings, Inc., Class A1	693,650	69,753
	KLA Corp.	155,000	66,667
	TELUS International (Cda), Inc., subordinate voting shares1	1,879,800	62,146
	Texas Instruments, Inc.	308,278	58,101
	Datadog, Inc., Class A1	314,200	55,962
	Fiserv, Inc.1	536,700	55,704
	Snowflake, Inc., Class A1	160,000	54,200
	Block, Inc., Class A1	301,422	48,683
	Dye & Durham, Ltd.	1,322,100	46,908
	Lam Research Corp.	62,390	44,868
	Samsung Electronics Co., Ltd.	570,000	37,545
	Trimble, Inc.1	413,300	36,036
	StoneCo, Ltd., Class A1	1,659,500	27,979
	VeriSign, Inc.1	61,000	15,483
			10,284,052

Communication	Alphabet, Inc., Class A1	393,780	1,140,796
services	Alphabet, Inc., Class C1	352,067	1,018,738
14.77%	Meta Platforms, Inc., Class A1	4,489,266	1,509,964
	Netflix, Inc.1	2,288,284	1,378,554
	Comcast Corp., Class A	14,034,950	706,379
	Charter Communications, Inc., Class A1	440,020	286,880
	Electronic Arts, Inc.	1,168,000	154,059
	Tencent Holdings, Ltd.	1,782,100	104,400
	Activision Blizzard, Inc.	687,264	45,724

			6,345,494

Health care	UnitedHealth Group, Inc.	2,508,200	1,259,468
11.58%	Abbott Laboratories	6,794,592	956,271
	Gilead Sciences, Inc.	5,288,700	384,012
	Novo Nordisk A/S, Class B	2,446,056	275,235
	Amgen, Inc.	1,036,000	233,069

98American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Thermo Fisher Scientific, Inc.	336,353	$ 224,428
(continued)	Anthem, Inc.	474,750	220,066
	Humana, Inc.	415,407	192,691
	AstraZeneca PLC	1,249,112	146,722
	AstraZeneca PLC (ADR)	721,200	42,010
	AbbVie, Inc.	1,296,036	175,483
	PerkinElmer, Inc.	769,600	154,736
	GlaxoSmithKline PLC	6,402,300	139,225
	Medtronic PLC	860,000	88,967
	Edwards Lifesciences Corp.1	604,506	78,314
	Eli Lilly and Company	248,703	68,697
	Guardant Health, Inc.1	555,900	55,601
	Royalty Pharma PLC, Class A	1,170,161	46,631
	Vertex Pharmaceuticals, Inc.1	192,000	42,163
	Stryker Corp.	148,897	39,818
	Roche Holding AG, nonvoting non-registered shares	93,081	38,726
	Seagen, Inc.1	215,292	33,284
	AmerisourceBergen Corp.	192,000	25,515
	Zimmer Biomet Holdings, Inc.	198,766	25,251
	NovoCure, Ltd.1	193,600	14,535
	Vir Biotechnology, Inc.1	258,400	10,819
			4,971,737

Consumer	Amazon.com, Inc.1	433,108	1,444,129
discretionary	General Motors Company1	8,736,000	512,192
10.39%	MercadoLibre, Inc.1	250,000	337,100
	Home Depot, Inc.	667,661	277,086
	Royal Caribbean Cruises, Ltd.1	2,765,845	212,693
	Hilton Worldwide Holdings, Inc.1	1,337,320	208,609
	Wyndham Hotels & Resorts, Inc.	2,093,300	187,664
	Dollar Tree Stores, Inc.1	1,325,018	186,191
	Rivian Automotive, Inc., Class A1,2	1,075,659	111,535
	Rivian Automotive, Inc., Class A1,3,4	199,291	18,805
	NVR, Inc.1	15,904	93,975
	Chipotle Mexican Grill, Inc.1	53,110	92,850
	Lowe’s Companies, Inc.	345,000	89,176
	Dollar General Corp.	368,755	86,963
	Kering SA	101,695	81,845
	Ford Motor Co.1	3,848,000	79,923
	Aptiv PLC1	427,399	70,499
	Hasbro, Inc.	558,000	56,793
	McDonald’s Corp.	198,000	53,078
	DoorDash, Inc., Class A1	310,000	46,159
	Darden Restaurants, Inc.	296,000	44,589
	Starbucks Corp.	367,800	43,022
	CarMax, Inc.1	300,000	39,069
	Lear Corp.	188,000	34,395
	VF Corp.	390,000	28,556
	YUM! Brands, Inc.	196,630	27,304

			4,464,200

Industrials	Raytheon Technologies Corp.	6,196,850	533,301
10.29%	Carrier Global Corp.	6,905,267	374,542
	Northrop Grumman Corp.	733,200	283,800
	TFI International, Inc.	2,436,287	273,132
	Woodward, Inc.	2,204,500	241,305
	General Electric Co.	2,551,781	241,067
	Airbus SE, non-registered shares1	1,617,590	206,925
	Waste Connections, Inc.	1,516,231	206,617
	TransDigm Group, Inc.1	302,520	192,487
American Funds Insurance Series	99

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	General Dynamics Corp.	848,975	$ 176,986
(continued)	Union Pacific Corp.	697,700	175,771
	Norfolk Southern Corp.	482,759	143,722
	CSX Corp.	3,681,700	138,432
	Old Dominion Freight Line, Inc.	350,000	125,433
	ITT, Inc.	1,204,930	123,132
	Waste Management, Inc.	625,300	104,363
	Equifax, Inc.	354,108	103,679
	BWX Technologies, Inc.	2,159,505	103,397
	L3Harris Technologies, Inc.	446,960	95,310
	Air Lease Corp., Class A	2,097,300	92,764
	Honeywell International, Inc.	409,067	85,294
	Fortive Corp.	1,085,000	82,775
	Lockheed Martin Corp.	230,000	81,744
	Safran SA	539,713	66,153
	Ryanair Holdings PLC (ADR)1	445,550	45,593
	Ryanair Holdings PLC1	611,907	10,624
	Fastenal Co.	635,000	40,678
	Montana Aerospace AG1	658,516	24,463
	Otis Worldwide Corp.	268,100	23,343
	Cummins, Inc.	100,000	21,814

			4,418,646

Financials	JPMorgan Chase & Co.	4,714,632	746,562
9.36%	Marsh & McLennan Companies, Inc.	1,744,801	303,281
	Chubb, Ltd.	1,239,153	239,541
	Aon PLC, Class A	702,062	211,012
	BlackRock, Inc.	205,800	188,422
	PNC Financial Services Group, Inc.	928,464	186,176
	Intercontinental Exchange, Inc.	1,346,662	184,183
	S&P Global, Inc.	357,338	168,638
	Moody’s Corp.	425,900	166,348
	Arthur J. Gallagher & Co.	966,650	164,011
	American International Group, Inc.	2,851,000	162,108
	Discover Financial Services	1,019,080	117,765
	KeyCorp	4,886,953	113,035
	Bank of America Corp.	2,445,755	108,812
	Nasdaq, Inc.	499,700	104,942
	State Street Corp.	1,077,260	100,185
	Hong Kong Exchanges and Clearing, Ltd.	1,659,500	96,920
	CME Group, Inc., Class A	409,200	93,486
	Webster Financial Corp.	1,601,139	89,408
	Power Corporation of Canada, subordinate voting shares	2,443,100	80,732
	B3 SA-Brasil, Bolsa, Balcao	39,829,500	79,659
	Charles Schwab Corp.	879,000	73,924
	Travelers Companies, Inc.	443,055	69,307
	Truist Financial Corp.	870,732	50,981
	Signature Bank1	139,521	45,131
	Morgan Stanley	431,267	42,333
	Citizens Financial Group, Inc.	728,750	34,433

			4,021,335

Materials	Linde PLC	1,010,978	350,233
4.43%	Vale SA, ordinary nominative shares (ADR)	17,488,480	245,188
	Vale SA, ordinary nominative shares	3,404,848	47,656
	LyondellBasell Industries NV	2,760,446	254,596
	Air Products and Chemicals, Inc.	825,991	251,316
	Celanese Corp.	1,250,900	210,226
	International Flavors & Fragrances, Inc.	1,075,001	161,949
	Freeport-McMoRan, Inc.	3,803,000	158,699

100American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Dow, Inc.	1,650,000	$93,588
(continued)	Sherwin-Williams Company	162,300	57,156
	Barrick Gold Corp.	2,373,000	45,087
	Allegheny Technologies, Inc.1	1,769,447	28,187
			1,903,881

Consumer staples	Philip Morris International, Inc.	5,517,126	524,127
3.19%	Keurig Dr Pepper, Inc.	5,357,676	197,484
	British American Tobacco PLC	4,663,859	172,559
	Nestlé SA	731,589	102,320
	Anheuser-Busch InBev SA/NV	1,358,211	82,218
	Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	75,102
	General Mills, Inc.	968,800	65,278
	Mondelez International, Inc.	945,300	62,683
	Church & Dwight Co., Inc.	424,500	43,511
	Constellation Brands, Inc., Class A	100,700	25,273
	Kraft Heinz Company	567,200	20,362

			1,370,917

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	335,840
3.14%	Chevron Corp.	1,813,200	212,779
	EOG Resources, Inc.	2,215,000	196,758
	ConocoPhillips	2,699,104	194,821
	Baker Hughes Co., Class A	7,686,224	184,931
	Equitrans Midstream Corp.	10,215,807	105,631
	TC Energy Corp. (CAD denominated)	1,821,019	84,692
	Exxon Mobil Corp.	500,000	30,595
	Weatherford International1	128,424	3,560
			1,349,607

Utilities	Edison International	2,508,200	171,185
2.47%	AES Corp.	6,608,200	160,579
	Enel SpA	18,469,069	148,157
	Entergy Corp.	966,900	108,921
	PG&E Corp.1	8,919,700	108,285
	Sempra Energy	750,000	99,210
	Exelon Corp.	1,576,100	91,036
	CenterPoint Energy, Inc.	2,840,104	79,267
	CMS Energy Corp.	918,200	59,729
	Evergy, Inc.	463,246	31,783

			1,058,152

Real estate	Equinix, Inc. REIT	514,777	435,419
2.30%	Crown Castle International Corp. REIT	883,033	184,324
	VICI Properties, Inc. REIT2	5,878,938	177,015
	MGM Growth Properties LLC REIT, Class A	3,996,000	163,237
	Digital Realty Trust, Inc. REIT	160,000	28,299

			988,294

	Total common stocks (cost: $22,026,883,000)		41,176,315
Convertible stocks 1.34%

Health care	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	172,448
0.65%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	61,857	107,518
			279,966

American Funds Insurance Series	101

Growth-Income Fund (continued)

Convertible stocks (continued)			Value
		Shares	(000)

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	$ 213,315
technology

0.50%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	43,901
discretionary

0.10%

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	390,600	36,384
0.08%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 20222
0.01%	Total convertible stocks (cost: $347,295,000)

Bonds, notes & other debt instruments 0.02%

35,4483,871

577,437

Principal amount (000)

Corporate bonds, notes & loans 0.02%

Industrials	Boeing Company 4.875% 2025	$4,706	5,152
0.01%

Consumer	General Motors Financial Co. 4.30% 2025	160	173
discretionary	General Motors Financial Co. 5.25% 2026	827	928
0.01%
			1,101

Energy	Weatherford International, Ltd. 11.00% 20244	637	657
0.00%
	Total corporate bonds, notes & loans		6,910

	Total bonds, notes & other debt instruments (cost: $6,212,000)		6,910
Short-term securities 3.04%		Shares

Money market investments 2.84%

	Capital Group Central Cash Fund 0.09%5,6	12,206,384	1,220,761

Money market investments purchased with collateral from securities on loan 0.20%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%5,7	41,513,132	41,513
	Capital Group Central Cash Fund 0.09%5,6,7	391,441	39,148
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%5,7	2,796,285	2,796
			83,457

	Total short-term securities (cost: $1,304,022,000)		1,304,218

	Total investment securities 100.26% (cost: $23,684,412,000)		43,064,880
	Other assets less liabilities (0.26)%		(112,395)

	Net assets 100.00%		$42,952,485

102American Funds Insurance Series

Growth-Income Fund (continued)

Investments in affiliates6

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.93%
Money market investments 2.84%
Capital Group Central Cash Fund 0.09%5	$1,005,764	$6,747,287	$6,532,241	$(41)	$(8)	$1,220,761	$857
Money market investments purchased with collateral from
securities on loan 0.09%
Capital Group Central Cash Fund 0.09%5,7	—	39,1488				39,148	—9
Total short-term securities						1,259,909

Total 2.93%				$(41)	$(8)	$1,259,909	$857

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $91,976,000, which represented .21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $18,805,000, which represented .04% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,462,000, which represented .05% of the net assets of the fund.

5Rate represents the seven-day yield at 12/31/2021.

6Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

8Represents net activity. Refer to Note 5 for more information on securities lending.

9Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	103

International Growth and Income Fund

Investment portfolio December 31, 2021

Common stocks 91.67%			Value
		Shares	(000)

Financials	AXA SA	166,169	$ 4,954
17.66%	EQT AB	84,290	4,599
	Toronto-Dominion Bank (CAD denominated)	55,026	4,219
	Ping An Insurance (Group) Company of China, Ltd., Class H	544,500	3,921
	AIA Group, Ltd.	378,800	3,818
	HDFC Bank, Ltd.	162,019	3,224
	Hong Kong Exchanges and Clearing, Ltd.	42,500	2,482
	Sberbank of Russia PJSC (ADR)	150,727	2,419
	Société Générale	66,336	2,281
	Euronext NV	19,767	2,054
	KBC Groep NV	21,168	1,819
	DNB Bank ASA	74,495	1,709
	Partners Group Holding AG	989	1,642
	Prudential PLC	94,788	1,635
	Zurich Insurance Group AG	3,298	1,449
	HDFC Life Insurance Company, Ltd.	155,156	1,356
	UniCredit SpA	85,931	1,325
	Aon PLC, Class A	4,311	1,296
	Skandinaviska Enskilda Banken AB, Class A	85,756	1,194
	London Stock Exchange Group PLC	12,357	1,159
	UBS Group AG	61,966	1,117
	DBS Group Holdings, Ltd.	44,700	1,083
	3i Group PLC	52,180	1,023
	Banco Santander, SA	291,373	975
	Kotak Mahindra Bank, Ltd.	38,175	922
	Bank of Nova Scotia (CAD denominated)	12,583	891
	Fairfax Financial Holdings, Ltd., subordinate voting shares	1,686	829
	Brookfield Asset Management, Inc., Class A (CAD denominated)	13,447	812
	CaixaBank, SA1	294,385	809
	Banco Bilbao Vizcaya Argentaria, SA	128,854	770
	Banca Generali SpA	16,866	744
	Moscow Exchange MICEX-RTS PJSC	359,371	733
	QBE Insurance Group, Ltd.	78,766	650
	Aviva PLC	116,201	646
	Macquarie Group, Ltd.	4,195	627
	FinecoBank SpA	35,022	615
	Islandsbanki hf.1	608,273	592
	Investor AB, Class B	22,996	580
	Discovery, Ltd.1	58,697	529
	Intesa Sanpaolo SpA	202,500	524
	Allfunds Group PLC1	26,191	516
	Grupo Financiero Banorte, SAB de CV, Series O	70,936	461
	Postal Savings Bank of China Co., Ltd., Class H	636,000	446
	B3 SA-Brasil, Bolsa, Balcao	216,504	433
	ICICI Securities, Ltd.	34,073	363
	ING Groep NV	17,945	250
	China Merchants Bank Co., Ltd., Class H	23,000	179
	ICICI Bank, Ltd. (ADR)	8,627	171

			66,845

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	666,000	14,804
technology	ASML Holding NV	11,356	9,137
15.82%	Tokyo Electron, Ltd.	12,400	7,145
	Broadcom, Inc.	6,152	4,094
	MediaTek, Inc.	84,000	3,613
	Samsung Electronics Co., Ltd.	41,052	2,704
	Edenred SA	50,432	2,329
	Keyence Corp.	2,900	1,822
	SAP SE	9,669	1,375
	Kingdee International Software Group Co., Ltd.1	445,000	1,370
	Nokia Corp.1	198,935	1,263

104American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Logitech International SA	14,120	$ 1,191
technology	Vanguard International Semiconductor Corp.	206,000	1,176
(continued)	ITOCHU Techno-Solutions Corp.	32,800	1,055
	Amadeus IT Group SA, Class A, non-registered shares1	15,420	1,047
	TDK Corp.	25,200	984
	SK hynix, Inc.	5,419	597
	STMicroelectronics NV	10,769	532
	Halma PLC	11,655	505
	PagSeguro Digital, Ltd., Class A1	18,278	479
	Nexi SpA1	24,528	391
	Infosys, Ltd. (ADR)	13,724	347
	AVEVA Group PLC	7,355	339
	Worldline SA, non-registered shares1	5,273	294
	Nemetschek SE	1,820	234
	Nomura Research Institute, Ltd.	5,300	227
	Nice, Ltd. (ADR)1	745	226
	Fujitsu, Ltd.	1,000	172
	Lightspeed Commerce, Inc., subordinate voting shares1	2,166	88
	Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)1	1,792	72
	Otsuka Corp.	2,500	119
	Capita PLC1	177,406	88
	DLocal, Ltd., Class A1	2,309	82
			59,901

Industrials	Airbus SE, non-registered shares1	49,147	6,287
12.05%	SMC Corp.	4,500	3,035
	BAE Systems PLC	365,430	2,719
	ABB, Ltd.	68,957	2,641
	Alliance Global Group, Inc.	7,814,200	1,808
	LIXIL Corp.	67,400	1,796
	SITC International Holdings Co., Ltd.	488,000	1,765
	Lifco AB, Class B	53,600	1,606
	Husqvarna AB, Class B	96,797	1,552
	RELX PLC	44,588	1,450
	Ryanair Holdings PLC (ADR)1	13,434	1,375
	CCR SA, ordinary nominative shares	659,442	1,372
	Deutsche Post AG	20,123	1,295
	IMCD NV	5,722	1,268
	Daikin Industries, Ltd.	5,500	1,247
	Bunzl PLC	27,867	1,088
	Cathay Pacific Airways, Ltd.1	1,317,000	1,079
	Storskogen Group AB, Class B1	148,922	1,004
	Safran SA	7,743	949
	Siemens AG1	5,132	892
	Kone OYJ, Class B	12,219	877
	InPost SA1	72,694	877
	Experian PLC	17,314	851
	Interpump Group SpA	11,310	830
	Epiroc AB, Class A	19,321	490
	Epiroc AB, Class B	10,286	218
	Waste Connections, Inc. (CAD denominated)	5,192	708
	BELIMO Holding AG	1,088	693
	Rheinmetall AG	7,289	689
	TFI International, Inc. (CAD denominated)	5,854	657
	Coor Service Management Holding AB	57,898	530
	Wizz Air Holdings PLC1	9,173	520
	Meggitt PLC1	38,316	383
	AB Volvo, Class B	15,927	370
	Contemporary Amperex Technology Co., Ltd., Class A	2,100	194
American Funds Insurance Series	105

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Daimler Truck Holding AG1	5,233	$ 192
(continued)	ACS, Actividades de Construcción y Servicios, SA1	6,430	173
	Hitachi, Ltd.	2,400	130

			45,610

Consumer	Evolution AB	42,578	6,061
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	5,756	4,764
11.65%	Coupang, Inc., Class A1	100,186	2,944
	Stellantis NV	151,469	2,877
	Renault SA1	74,525	2,592
	Prosus NV, Class N	22,234	1,861
	B&M European Value Retail SA	213,880	1,835
	Wynn Macau, Ltd.1	1,954,800	1,597
	Restaurant Brands International, Inc. (CAD denominated)	25,729	1,560
	Li Ning Co., Ltd.	124,000	1,357
	Sands China, Ltd.1	540,000	1,258
	InterContinental Hotels Group PLC1	19,112	1,237
	D’Ieteren Group1	6,180	1,207
	Valeo SA, non-registered shares	39,137	1,184
	EssilorLuxottica	5,466	1,165
	Barratt Developments PLC	101,945	1,032
	Sodexo SA	11,425	1,002
	OPAP SA	66,578	945
	Paltac Corp.	21,700	893
	Daimler AG1	10,900	839
	Industria de Diseño Textil, SA	24,641	800
	MGM China Holdings, Ltd.1	1,148,000	696
	Compagnie Financière Richemont SA, Class A	4,422	665
	Americanas SA, ordinary nominative shares1	96,134	545
	Kindred Group PLC (SDR)	44,778	534
	adidas AG	1,423	410
	Entain PLC1	17,515	399
	Domino’s Pizza Enterprises, Ltd.	4,056	348
	JD.com, Inc., Class A1	9,550	336
	Games Workshop Group PLC	2,455	331
	Kering SA	286	230
	Nitori Holdings Co., Ltd.	1,200	180
	Naspers, Ltd., Class N	816	127
	MercadoLibre, Inc.1	87	117
	Pop Mart International Group, Ltd.	19,000	109
	Grab Holdings, Ltd., Class A1	8,914	64
			44,101

Consumer staples	British American Tobacco PLC	207,956	7,694
9.77%	Philip Morris International, Inc.	55,234	5,247
	Nestlé SA	30,215	4,226
	Kweichow Moutai Co., Ltd., Class A	12,100	3,892
	Associated British Foods PLC	84,235	2,289
	Anheuser-Busch InBev SA/NV	37,328	2,259
	Pernod Ricard SA	8,248	1,986
	Carlsberg A/S, Class B	11,155	1,929
	Ocado Group PLC1	67,396	1,531
	Wuliangye Yibin Co., Ltd., Class A	40,300	1,408
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	65,104	1,074
	Reckitt Benckiser Group PLC	12,218	1,049
	L’Oréal SA, non-registered shares	1,160	551
	Unilever PLC (GBP denominated)	7,740	413
	Unilever PLC (EUR denominated)	1,561	84
	Yihai International Holding, Ltd.	67,000	310
	Arca Continental, SAB de CV	43,200	275

106American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Danone SA	4,133	$ 257
(continued)	Dabur India, Ltd.	23,930	187
	Avenue Supermarts, Ltd.1	2,332	146
	X5 Retail Group NV (GDR)	4,521	120
	Shiseido Company, Ltd.	1,200	67

			36,994

Health care	AstraZeneca PLC	70,219	8,248
7.25%	Sanofi	32,369	3,264
	Novo Nordisk A/S, Class B	20,737	2,333
	GlaxoSmithKline PLC	104,148	2,265
	Bayer AG	34,814	1,863
	Siemens Healthineers AG1	19,397	1,454
	Shionogi & Co., Ltd.	19,300	1,363
	Koninklijke Philips NV (EUR denominated)	24,141	900
	Novartis AG	8,954	789
	CanSino Biologics, Inc., Class H1,2	28,600	661
	Hutchmed China, Ltd. (ADR)1	17,864	627
	Mettler-Toledo International, Inc.1	350	594
	BioNTech SE (ADR)1	2,069	533
	Sonova Holding AG	1,311	515
	Grifols, SA, Class B (ADR)	39,407	443
	Genus PLC	6,606	441
	BeiGene, Ltd. (ADR)1	1,336	362
	Roche Holding AG, nonvoting non-registered shares	666	277
	Takeda Pharmaceutical Company, Ltd.	9,500	259
	Hypera SA, ordinary nominative shares	28,197	143
	M3, Inc.	2,500	126

			27,460

Materials	Vale SA, ordinary nominative shares	279,305	3,909
4.40%	Vale SA, ordinary nominative shares (ADR)	108,286	1,518
	Koninklijke DSM NV	11,167	2,517
	Rio Tinto PLC	25,234	1,671
	Linde PLC	4,741	1,642
	Barrick Gold Corp.	60,673	1,153
	Barrick Gold Corp. (CAD denominated)	18,704	355
	Asahi Kasei Corp.	98,400	925
	LyondellBasell Industries NV	6,512	601
	Fortescue Metals Group, Ltd.	42,542	595
	Sika AG	1,210	505
	Shin-Etsu Chemical Co., Ltd.	1,900	329
	Verallia SAS1	9,168	323
	Givaudan SA	52	273
	Air Liquide SA, non-registered shares	1,516	265
	Alrosa PJSC	53,607	88

			16,669

Communication	Koninklijke KPN NV	927,344	2,882
services	Tencent Holdings, Ltd.	39,600	2,320
4.21%	Vodafone Group PLC	1,203,294	1,828
	América Móvil, SAB de CV, Series L (ADR)	83,686	1,767
	BT Group PLC	682,159	1,565
	Publicis Groupe SA	17,526	1,181
	Nordic Entertainment Group AB, Class B1	19,101	992
	Indus Towers, Ltd.	253,129	845
	WPP PLC	49,010	743
	MTN Group, Ltd.1	51,303	550
	Sea, Ltd., Class A (ADR)1	1,730	387
American Funds Insurance Series	107

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Playtika Holding Corp.1	17,302	$299
services	NetEase, Inc.	10,700	216
(continued)	Universal Music Group NV	7,429	210
	Yandex NV, Class A1	2,342	142
			15,927

Energy	TotalEnergies SE	89,779	4,562
4.11%	Gazprom PJSC (ADR)	399,825	3,694
	TC Energy Corp. (CAD denominated)	46,171	2,147
	Schlumberger, Ltd.	33,877	1,015
	Cameco Corp.	42,360	924
	LUKOIL Oil Co. PJSC (ADR)	10,043	899
	Reliance Industries, Ltd.	19,151	610
	Lundin Energy AB1	15,860	569
	Royal Dutch Shell PLC, Class B	15,745	346
	Royal Dutch Shell PLC, Class B (ADR)	3,296	143
	Sovcomflot PAO	356,717	348
	Canadian Natural Resources, Ltd. (CAD denominated)	6,652	281

			15,538

Utilities	Engie SA	209,396	3,103
2.89%	Brookfield Infrastructure Partners LP	36,934	2,248
	Enel SpA	254,456	2,041
	ENN Energy Holdings, Ltd.	89,100	1,677
	Ørsted AS	7,274	930
	Guangdong Investment, Ltd.	392,000	498
	Iberdrola SA, non-registered shares1	36,164	429
			10,926

Real estate	Longfor Group Holdings, Ltd.	553,000	2,603
1.86%	CK Asset Holdings, Ltd.	340,500	2,146
	Link Real Estate Investment Trust REIT	105,700	931
	Unibail-Rodamco-Westfield REIT, non-registered shares1	10,450	733
	Country Garden Services Holdings Co., Ltd.	55,000	329
	Sirius Real Estate, Ltd.	146,074	280

			7,022

	Total common stocks (cost: $303,007,000)		346,993
Preferred securities 1.70%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	72,570	4,347
technology

1.15%

Consumer	Volkswagen AG, nonvoting preferred shares	3,447	697
discretionary	Lojas Americanas SA, preferred nominative	91,100	96
0.21%
			793

Materials	Gerdau SA, preferred nominative shares	139,449	682
0.18%

Health care	Sartorius AG, nonvoting non-registered preferred shares	920	623
0.16%
	Total preferred securities (cost: $6,538,000)		6,445

108American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities 5.73%

Value

Shares(000)

Money market investments 5.73%

Capital Group Central Cash Fund 0.09%3,4	216,965	$21,699
Total short-term securities (cost: $21,694,000)		21,699

Total investment securities 99.10% (cost: $331,239,000)		375,137
Other assets less liabilities 0.90%		3,405

Net assets 100.00%		$378,542

Investments in affiliates4

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	gain	depreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.73%
Money market investments 5.73%
Capital Group Central Cash Fund 0.09%3	$31,755	$1,405,200	$1,415,336	$82	$(2)	$21,699	$48
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.09%3,5,6	—	—7				—	—8
Total short-term securities						21,699

Total 5.73%				$82	$(2)	$21,699	$48

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $53,000, which represented .01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Rate represents the seven-day yield at 12/31/2021.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Affiliated issuer during the reporting period but no longer held at 12/31/2021.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	109

Capital Income Builder

Investment portfolio December 31, 2021

Common stocks 78.14%			Value
		Shares	(000)

Financials	Toronto-Dominion Bank (CAD denominated)	203,225	$ 15,581
16.16%	Zurich Insurance Group AG	33,060	14,527
	JPMorgan Chase & Co.	83,345	13,198
	CME Group, Inc., Class A	51,062	11,666
	PNC Financial Services Group, Inc.	54,996	11,028
	Münchener Rückversicherungs-Gesellschaft AG	30,852	9,150
	DNB Bank ASA	270,938	6,215
	ING Groep NV	415,816	5,795
	Power Corporation of Canada, subordinate voting shares	169,417	5,598
	DBS Group Holdings, Ltd.	204,506	4,956
	Principal Financial Group, Inc.	64,158	4,641
	Hong Kong Exchanges and Clearing, Ltd.	77,400	4,520
	Great-West Lifeco, Inc. (CAD denominated)	149,064	4,473
	Intesa Sanpaolo SpA	1,636,720	4,237
	KBC Groep NV	46,906	4,030
	Ping An Insurance (Group) Company of China, Ltd., Class H	454,000	3,269
	Ping An Insurance (Group) Company of China, Ltd., Class A	86,557	685
	KeyCorp	169,905	3,930
	American International Group, Inc.	66,186	3,763
	Kaspi.kz JSC1	29,855	3,463
	Kaspi.kz JSC (GDR)	1,981	230
	Swedbank AB, Class A	178,598	3,599
	Morgan Stanley	36,080	3,542
	Truist Financial Corp.	50,999	2,986
	Tryg A/S	112,594	2,784
	Webster Financial Corp.	38,194	2,133
	East West Bancorp, Inc.	25,615	2,015
	B3 SA-Brasil, Bolsa, Balcao	973,825	1,948
	AIA Group, Ltd.	191,600	1,931
	Moscow Exchange MICEX-RTS PJSC	875,002	1,785
	Citizens Financial Group, Inc.	37,354	1,765
	China Pacific Insurance (Group) Co., Ltd., Class H	626,150	1,698
	Travelers Companies, Inc.	10,321	1,614
	BlackRock, Inc.	1,722	1,577
	National Bank of Canada2	20,610	1,571
	U.S. Bancorp	26,785	1,504
	OneMain Holdings, Inc.3	29,833	1,493
	PICC Property and Casualty Co., Ltd., Class H	1,748,000	1,428
	State Street Corp.	14,395	1,339
	China Merchants Bank Co., Ltd., Class H	172,500	1,339
	Franklin Resources, Inc.	38,834	1,301
	BNP Paribas SA	16,736	1,158
	Euronext NV	10,067	1,046
	Everest Re Group, Ltd.	3,339	915
	Citigroup, Inc.	15,041	908
	Sberbank of Russia PJSC (ADR)	55,569	892
	Marsh & McLennan Companies, Inc.	4,925	856
	Discover Financial Services	6,027	696
	UBS Group AG	34,827	628
	Banco Santander, SA	185,078	620
	EFG International AG	62,707	478
	Vontobel Holding AG3	5,278	463
	Wells Fargo & Company	9,185	441
	UniCredit SpA	23,741	366
	Blackstone, Inc., nonvoting shares	2,530	327
	Cullen/Frost Bankers, Inc.	2,053	259
	SouthState Corp.	2,873	230
	Skandinaviska Enskilda Banken AB, Class A	15,414	215
	IIFL Wealth Management, Ltd.	8,122	155

			184,960

110American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Broadcom, Inc.	63,785	$ 42,443
technology	Microsoft Corp.	77,968	26,222
10.82%	Taiwan Semiconductor Manufacturing Company, Ltd.	558,800	12,421
	Intel Corp.	97,838	5,039
	Vanguard International Semiconductor Corp.	761,700	4,350
	NetApp, Inc.	44,355	4,080
	MediaTek, Inc.	94,000	4,043
	Automatic Data Processing, Inc.	15,622	3,852
	GlobalWafers Co., Ltd.	100,938	3,240
	Paychex, Inc.	21,047	2,873
	Apple, Inc.	16,090	2,857
	KLA Corp.	6,181	2,659
	Texas Instruments, Inc.	11,173	2,106
	Tokyo Electron, Ltd.	3,200	1,844
	QUALCOMM, Inc.	9,463	1,731
	Western Union Company	60,329	1,076
	Fidelity National Information Services, Inc.	8,799	960
	Tripod Technology Corp.	129,000	581
	International Business Machines Corp.	2,373	317
	SAP SE	2,197	312
	SINBON Electronics Co., Ltd.	29,000	298
	BE Semiconductor Industries NV	3,388	289
	FDM Group (Holdings) PLC	12,913	222

			123,815

Consumer staples	Philip Morris International, Inc.	286,657	27,232
9.36%	British American Tobacco PLC	415,750	15,382
	Nestlé SA	67,037	9,376
	PepsiCo, Inc.	48,016	8,341
	General Mills, Inc.	104,609	7,049
	Altria Group, Inc.	111,473	5,283
	Kimberly-Clark Corp.	35,087	5,015
	Unilever PLC (GBP denominated)	78,728	4,204
	Carlsberg A/S, Class B	19,938	3,448
	Danone SA	46,778	2,907
	Keurig Dr Pepper, Inc.	78,172	2,881
	Coca-Cola Company	48,578	2,876
	ITC, Ltd.	957,581	2,809
	Imperial Brands PLC	115,980	2,538
	Anheuser-Busch InBev SA/NV	25,288	1,531
	Kraft Heinz Company	29,820	1,071
	Procter & Gamble Company	6,140	1,004
	Mondelez International, Inc.	13,024	864
	Vector Group, Ltd.	63,092	724
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	86,900	565
	Wuliangye Yibin Co., Ltd., Class A	15,800	552
	Reckitt Benckiser Group PLC	6,108	524
	Viscofan, SA, non-registered shares	5,067	328
	Scandinavian Tobacco Group A/S	14,647	308
	Hilton Food Group PLC	18,201	281

			107,093

Health care	Gilead Sciences, Inc.	265,401	19,271
7.82%	Amgen, Inc.	54,050	12,160
	AbbVie, Inc.	88,164	11,937
	GlaxoSmithKline PLC	381,113	8,288
	Abbott Laboratories	55,054	7,748
	Medtronic PLC	69,420	7,181
	Novartis AG	81,036	7,139
	AstraZeneca PLC	50,049	5,879
American Funds Insurance Series	111

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	UnitedHealth Group, Inc.	7,100	$ 3,565
(continued)	Roche Holding AG, nonvoting non-registered shares	5,624	2,340
	Hikma Pharmaceuticals PLC	58,819	1,767
	Royalty Pharma PLC, Class A	38,140	1,520
	Merck & Co., Inc.	7,223	554
	Koninklijke Philips NV (EUR denominated)	2,984	111
	Organon & Co.	662	20

			89,480

Real estate	Crown Castle International Corp. REIT	143,415	29,936
7.46%	VICI Properties, Inc. REIT	425,900	12,824
	Digital Realty Trust, Inc. REIT	48,695	8,613
	Gaming and Leisure Properties, Inc. REIT	94,171	4,582
	Link Real Estate Investment Trust REIT	514,766	4,532
	Federal Realty Investment Trust REIT	25,637	3,495
	MGM Growth Properties LLC REIT, Class A	75,918	3,101
	TAG Immobilien AG	76,901	2,155
	Charter Hall Group REIT	134,433	2,013
	CK Asset Holdings, Ltd.	286,500	1,806
	Equinix, Inc. REIT	2,059	1,742
	American Tower Corp. REIT	5,154	1,508
	Longfor Group Holdings, Ltd.	235,000	1,106
	Alexandria Real Estate Equities, Inc. REIT	4,708	1,050
	Embassy Office Parks REIT	222,914	1,018
	CTP NV	45,559	970
	Powergrid Infrastructure Investment Trust	586,900	955
	Americold Realty Trust REIT	28,933	949
	Mindspace Business Parks REIT	214,689	945
	Boston Properties, Inc. REIT	6,411	738
	Sun Hung Kai Properties, Ltd.	56,255	682
	Douglas Elliman, Inc.3	31,546	363
	PSP Swiss Property AG	2,270	283

			85,366

Utilities	Enel SpA	918,498	7,368
6.51%	Dominion Energy, Inc.	87,473	6,872
	Exelon Corp.	112,263	6,484
	DTE Energy Company	51,344	6,138
	Iberdrola SA, non-registered shares3	501,288	5,941
	E.ON SE	419,072	5,817
	Power Grid Corporation of India, Ltd.	1,915,312	5,267
	National Grid PLC	307,128	4,406
	Southern Co.	58,113	3,985
	Duke Energy Corp.	30,576	3,207
	Entergy Corp.	24,505	2,760
	AES Corp.	112,543	2,735
	Public Service Enterprise Group, Inc.	39,699	2,649
	Edison International	38,475	2,626
	Engie SA	172,193	2,551
	SSE PLC	96,978	2,165
	Sempra Energy	7,254	960
	Centrica PLC3	676,986	655
	Power Assets Holdings, Ltd.	98,000	611
	CenterPoint Energy, Inc.	15,770	440
	China Gas Holdings, Ltd.	189,600	394
	CMS Energy Corp.	3,492	227

112American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	NextEra Energy, Inc.	1,381	$ 129
(continued)	Evergy, Inc.	1,770	121
	Endesa, SA	1,774	41

			74,549

Energy	TC Energy Corp. (CAD denominated)	193,885	9,017
4.86%	TC Energy Corp.	48,616	2,263
	Canadian Natural Resources, Ltd. (CAD denominated)	226,854	9,586
	Chevron Corp.	81,551	9,570
	EOG Resources, Inc.	50,650	4,499
	Gazprom PJSC (ADR)	441,992	4,084
	ConocoPhillips	53,634	3,871
	TotalEnergies SE	58,897	2,993
	Equitrans Midstream Corp.	191,717	1,982
	Royal Dutch Shell PLC, Class B	72,254	1,587
	Royal Dutch Shell PLC, Class B (ADR)	8,003	347
	Enbridge, Inc. (CAD denominated)	45,628	1,782
	BP PLC	379,151	1,696
	Schlumberger, Ltd.	34,060	1,020
	Exxon Mobil Corp.	12,844	786
	Petronet LNG, Ltd.	107,402	313
	Baker Hughes Co., Class A	7,400	178

			55,574

Industrials	Raytheon Technologies Corp.	189,283	16,290
4.54%	Lockheed Martin Corp.	10,756	3,823
	RELX PLC	105,768	3,439
	Singapore Technologies Engineering, Ltd.	1,015,900	2,835
	BAE Systems PLC	377,153	2,807
	VINCI SA	23,704	2,507
	ABB, Ltd.	58,287	2,232
	BOC Aviation, Ltd.	304,100	2,227
	Trinity Industries, Inc.	72,684	2,195
	Honeywell International, Inc.	10,050	2,096
	Waste Management, Inc.	12,220	2,040
	Kone OYJ, Class B	20,648	1,482
	Union Pacific Corp.	5,344	1,346
	LIXIL Corp.	38,500	1,026
	CCR SA, ordinary nominative shares	477,434	993
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,604	990
	United Parcel Service, Inc., Class B	4,120	883
	Ventia Services Group Pty, Ltd.3	490,862	714
	General Dynamics Corp.	2,281	476
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B3	27,200	375
	Norfolk Southern Corp.	938	279
	Melrose Industries PLC	122,162	264
	L3Harris Technologies, Inc.	1,207	257
	Sulzer AG3	2,347	231
	Atlas Corp.2	13,925	197
			52,004

Materials	Vale SA, ordinary nominative shares (ADR)	466,117	6,535
3.81%	Vale SA, ordinary nominative shares	272,296	3,811
	BHP Group PLC	240,104	7,148
	Rio Tinto PLC	96,398	6,383
	LyondellBasell Industries NV	46,368	4,277
	Air Products and Chemicals, Inc.	13,138	3,997
	Fortescue Metals Group, Ltd.	153,397	2,144
	Dow, Inc.	36,312	2,060
American Funds Insurance Series	113

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Evonik Industries AG	49,884	$ 1,617
(continued)	BASF SE	19,490	1,371
	Linde PLC	3,045	1,055
	Celanese Corp.	5,796	974
	Asahi Kasei Corp.	88,600	833
	UPM-Kymmene Oyj3	17,746	676
	Nexa Resources SA2	47,740	375
	WestRock Co.	6,230	276
	Amcor PLC (CDI)	8,656	104

			43,636

Communication	Comcast Corp., Class A	245,307	12,346
services	SoftBank Corp.	556,700	7,039
3.76%	BCE, Inc.	115,182	5,993
	Verizon Communications, Inc.	75,874	3,942
	Koninklijke KPN NV	1,107,741	3,443
	HKT Trust and HKT, Ltd., units	1,949,240	2,620
	TELUS Corp.	85,285	2,009
	WPP PLC	105,342	1,596
	Nippon Telegraph and Telephone Corp.	37,400	1,024
	ITV PLC3	533,667	799
	Omnicom Group, Inc.	9,475	694
	Indus Towers, Ltd.	198,205	662
	ProSiebenSat.1 Media SE	36,197	577
	Vodafone Group PLC	125,093	190
	HKBN, Ltd.	119,500	147

			43,081

Consumer	McDonald’s Corp.	17,808	4,774
discretionary	Home Depot, Inc.	11,495	4,771
3.04%	Midea Group Co., Ltd., Class A	320,675	3,714
	Industria de Diseño Textil, SA	96,881	3,147
	Compagnie Financière Richemont SA, Class A	16,434	2,470
	Starbucks Corp.	20,534	2,402
	Kering SA	2,624	2,112
	Taylor Wimpey PLC	874,257	2,077
	Hasbro, Inc.	20,103	2,046
	VF Corp.	24,377	1,785
	YUM! Brands, Inc.	11,295	1,568
	Darden Restaurants, Inc.	7,867	1,185
	LVMH Moët Hennessy-Louis Vuitton SE	1,379	1,141
	Sands China, Ltd.3	158,800	370
	Inchcape PLC	21,610	266
	Thule Group AB	4,141	251
	Fielmann AG3	3,646	246
	Kindred Group PLC (SDR)	19,169	228
	OPAP SA	15,105	214

			34,767

	Total common stocks (cost: $664,964,000)		894,325
Preferred securities 0.17%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	32,453	1,944
technology
	Total preferred securities (cost: $1,292,000)		1,944
0.17%

114American Funds Insurance Series
Capital Income Builder (continued)

Rights & warrants 0.00%			Value
		Shares	(000)

Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 20233	7,130	$8
discretionary
	Total rights & warrants (cost: $0)		8
0.00%

Convertible stocks 1.19%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,307	4,788
technology

0.42%

Utilities	NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	2,008
0.41%	NextEra Energy, Inc., convertible preferred units, 6.219% 2023	8,500	492
	AES Corp., convertible preferred units, 6.875% 2024	8,659	831
	American Electric Power Company, Inc., convertible preferred units, 6.125% 20232	9,704	510
	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	206
	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	594

			4,641

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	1,745	3,033
0.26%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 20222	7,000	764
0.07%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	359
discretionary
	Total convertible stocks (cost: $9,063,000)		13,585
0.03%

Investment funds 2.65%

	Capital Group Central Corporate Bond Fund4	3,051,758	30,304
	Total investment funds (cost: $30,786,000)		30,304
Convertible bonds & notes 0.04%		Principal amount

		(000)

Consumer	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	$392	501
discretionary
	Total convertible bonds & notes (cost: $394,000)		501
0.04%

Bonds, notes & other debt instruments 15.01%

U.S. Treasury bonds & notes 9.30%

U.S. Treasury	U.S. Treasury 0.125% 2022	4,875	4,873
6.57%	U.S. Treasury 0.125% 2022	3,750	3,750
	U.S. Treasury 0.125% 2022	1,625	1,620
	U.S. Treasury 0.125% 2023	2,200	2,193
	U.S. Treasury 0.125% 2023	1,025	1,021
	U.S. Treasury 0.375% 2023	875	870
	U.S. Treasury 0.625% 2024	11,900	11,806
	U.S. Treasury 0.75% 2024	5,965	5,933
	U.S. Treasury 0.375% 2025	507	496
	U.S. Treasury 0.75% 2026	4,903	4,808
	U.S. Treasury 0.75% 2026	3,850	3,773
American Funds Insurance Series	115

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 0.75% 2026	$1	$1
(continued)	U.S. Treasury 0.875% 2026	2,940	2,889
	U.S. Treasury 1.125% 2026	8,270	8,220
	U.S. Treasury 1.25% 2026	1,000	1,000
	U.S. Treasury 1.875% 2026	6,300	6,480
	U.S. Treasury 2.00% 20265	2,800	2,899
	U.S. Treasury 0.50% 2027	2,900	2,783
	U.S. Treasury 1.25% 2028	1,350	1,339
	U.S. Treasury 1.375% 2031	967	955
	U.S. Treasury 1.125% 20405	2,400	2,105
	U.S. Treasury 1.875% 2051	505	502
	U.S. Treasury 2.00% 2051	4,619	4,714
	U.S. Treasury 2.375% 20515	197	217
			75,247

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20236	2,685	2,775
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 20236	1,687	1,775
securities	U.S. Treasury Inflation-Protected Security 0.625% 20236	3,155	3,301
2.73%	U.S. Treasury Inflation-Protected Security 0.125% 20246	4,872	5,199
	U.S. Treasury Inflation-Protected Security 0.125% 20246	4,282	4,577
	U.S. Treasury Inflation-Protected Security 0.50% 20246	574	612
	U.S. Treasury Inflation-Protected Security 0.625% 20246	2,264	2,413
	U.S. Treasury Inflation-Protected Security 0.125% 20256	1,178	1,261
	U.S. Treasury Inflation-Protected Security 0.125% 20256	213	230
	U.S. Treasury Inflation-Protected Security 0.25% 20256	501	537
	U.S. Treasury Inflation-Protected Security 0.375% 20256	350	380
	U.S. Treasury Inflation-Protected Security 0.125% 20266	1,524	1,645
	U.S. Treasury Inflation-Protected Security 0.125% 20306	1,988	2,210
	U.S. Treasury Inflation-Protected Security 0.125% 20316	1,700	1,903
	U.S. Treasury Inflation-Protected Security 0.125% 20316	129	145
	U.S. Treasury Inflation-Protected Security 0.125% 20516	1,885	2,233
			31,196

	Total U.S. Treasury bonds & notes		106,443
Mortgage-backed obligations 3.13%

Federal agency	Fannie Mae Pool #695412 5.00% 20337	—8	—8
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 20357	2	2
obligations	Fannie Mae Pool #AC0794 5.00% 20397	5	6
2.39%	Fannie Mae Pool #931768 5.00% 20397	1	2
	Fannie Mae Pool #AE0311 3.50% 20407	11	12
	Fannie Mae Pool #932606 5.00% 20407	4	5
	Fannie Mae Pool #AJ1873 4.00% 20417	7	8
	Fannie Mae Pool #AE1248 5.00% 20417	10	11
	Fannie Mae Pool #AE1274 5.00% 20417	8	9
	Fannie Mae Pool #AE1277 5.00% 20417	5	5
	Fannie Mae Pool #AE1283 5.00% 20417	3	3
	Fannie Mae Pool #AE1290 5.00% 20427	5	6
	Fannie Mae Pool #AT3954 3.50% 20437	3	3
	Fannie Mae Pool #AT0300 3.50% 20437	2	2
	Fannie Mae Pool #AY1829 3.50% 20447	2	2
	Fannie Mae Pool #AW8240 3.50% 20447	1	1
	Fannie Mae Pool #BJ5015 4.00% 20477	50	54
	Fannie Mae Pool #BH3122 4.00% 20477	1	1
	Fannie Mae Pool #BK6840 4.00% 20487	31	34
	Fannie Mae Pool #BK5232 4.00% 20487	23	25
	Fannie Mae Pool #BK9743 4.00% 20487	9	10
	Fannie Mae Pool #CA2804 4.50% 20487	269	288
	Fannie Mae Pool #BK9761 4.50% 20487	5	6

116American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #CA5540 3.00% 20507		$3,858	$ 4,057
mortgage-backed	Fannie Mae Pool #BF0497 3.00% 20607		382	403
obligations	Freddie Mac Pool #Q15874 4.00% 20437		2	2
(continued)	Freddie Mac Pool #G67711 4.00% 20487		292	320
	Freddie Mac Pool #Q56599 4.00% 20487		37	41
	Freddie Mac Pool #Q56175 4.00% 20487		25	28
	Freddie Mac Pool #Q55971 4.00% 20487		25	27
	Freddie Mac Pool #Q56576 4.00% 20487		22	24
	Freddie Mac Pool #Q55970 4.00% 20487		12	14
	Freddie Mac Pool #Q58411 4.50% 20487		73	80
	Freddie Mac Pool #Q58436 4.50% 20487		33	36
	Freddie Mac Pool #Q58378 4.50% 20487		26	29
	Freddie Mac Pool #Q57242 4.50% 20487		23	26
	Freddie Mac Pool #ZT1704 4.50% 20497		1,581	1,733
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00%	20567	291	300
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	20567,9	287	296
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	20567,9	136	140
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	20577,9	113	119
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	20577	94	100
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	20577	25	26
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50%	20587	1,146	1,212
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	20587	779	812
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50%	20587	514	534
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA,
	3.50%	20587	24	24
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	20587	12	12
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	20287	1,123	1,158
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C,
	2.75%	20297	1,610	1,668
	Government National Mortgage Assn. 2.50% 20527,10		2,106	2,157
	Government National Mortgage Assn. Pool #MA5764 4.50% 20497		663	701
	Government National Mortgage Assn. Pool #MA5877 4.50% 20497		75	79
	Government National Mortgage Assn. Pool #694836 5.636% 20597		1	1
	Government National Mortgage Assn. Pool #765152 4.14% 20617		—8	—8
	Government National Mortgage Assn. Pool #766525 4.70% 20627		—8	—8
	Government National Mortgage Assn. Pool #725893 5.20% 20647		—8	—8
	Government National Mortgage Assn. Pool #AA7554 6.64% 20647		1	1
	Uniform Mortgage-Backed Security 2.50% 20377,10		1,608	1,662
	Uniform Mortgage-Backed Security 2.00% 20527,10		1,630	1,618
	Uniform Mortgage-Backed Security 2.00% 20527,10		245	244
	Uniform Mortgage-Backed Security 2.50% 20527,10		96	97
	Uniform Mortgage-Backed Security 2.50% 20527,10		54	55
	Uniform Mortgage-Backed Security 3.00% 20527,10		1,595	1,652
	Uniform Mortgage-Backed Security 3.50% 20527,10		1,773	1,866
	Uniform Mortgage-Backed Security 4.00% 20527,10		2,925	3,111
	Uniform Mortgage-Backed Security 4.50% 20527,10		402	431
				27,391

American Funds Insurance Series	117

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20481,7,9	$ 202	$ 201
mortgage-backed	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,7,9	135	135
obligations (privately	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 20311,7,9	177	177
originated)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20361,7,9	148	148
0.50%	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 20601,7,9	21	21
	Connecticut Avenue Securities, Series 2021-R01, Class 1M1,
	(1-month USD-SOFR + 0.75%) 0.80% 20411,7,9	20	20
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 20511,7,9	290	291
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class B1,
	(1-month USD-SOFR + 3.05%) 3.10% 20341,7,9	16	16
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2,
	(1-month USD-SOFR + 1.50%) 1.55% 20411,7,9	130	130
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20591,7,9	163	163
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20591,7,9	129	129
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 20611,7,9	91	90
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
	2.25% 2067 (5.25% on 11/25/2024)1,7,11	156	156
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 0.902% 20531,7,9	175	175
	Mello Warehouse Securitization Trust, Series 2020-1, Class A,
	(1-month USD-LIBOR + 0.90%) 1.002% 20531,7,9	279	279
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 0.952% 20551,7,9	202	202
	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.70%) 1.786% 20221,7,9	1,057	1,058
	MRA Issuance Trust, Series 2021-16, Class A1,
	(1-month USD-LIBOR + 1.55%) 1.644% 20511,7,9	523	523
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.75%) 0.852% 20551,7,9	281	281
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 20311,7,9	133	133
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,7,9	50	51
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,7,9	59	60
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,7,9	36	37
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,7,9	71	73
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20581,7,9	36	37
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20601,7	584	583
	Tricon Residential, Series 2021-SFR1, Class A, 1.943% 20381,7	196	195
	Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 20661,7,9	246	246
	ZH Trust, Series 2021-2, Class A, 2.349% 20271,7	100	100
			5,710

Commercial	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 20261,7,9	100	100
mortgage-backed	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 20361,7,9	548	547
securities	BX Trust, Series 2021-ARIA, Class A,
0.24%	(1-month USD-LIBOR + 0.899%) 1.009% 20361,7,9	266	266
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.756% 20361,7,9	100	100
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 20381,7,9	174	173
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.51% 20381,7,9	100	100
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 1.19% 20381,7,9	99	100
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.03% 20251,7,9	231	231
	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
	(1-month USD-LIBOR + 1.15%) 1.26% 20381,7,9	300	300
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 1.16% 20381,7,9	179	179

118American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Motel 6 Trust, Series 2021-MTL6, Class A,
mortgage-backed	(1-month USD-LIBOR + 0.90%) 1.01% 20381,7,9	$100	$ 100
securities	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10,
(continued)	(1-month USD-LIBOR + 3.25%) 3.352% 20491,7,9	150	148
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 0.841% 20381,7,9	361	360
			2,704

	Total mortgage-backed obligations		35,805
Corporate bonds, notes & loans 1.93%

Energy	Apache Corp. 4.25% 2030	385	418
0.41%	Baker Hughes, a GE Co. 2.061% 2026	8	8
	BP Capital Markets America, Inc. 3.633% 2030	360	398
	Cenovus Energy, Inc. 5.40% 2047	75	94
	Cheniere Energy, Inc. 3.70% 2029	201	215
	Enbridge Energy Partners LP 7.375% 2045	29	45
	Energy Transfer Operating LP 5.00% 2050	341	393
	Energy Transfer Partners LP 5.30% 2047	29	34
	Energy Transfer Partners LP 6.00% 2048	51	64
	Energy Transfer Partners LP 6.25% 2049	93	122
	EQT Corp. 5.00% 2029	35	39
	EQT Corp. 3.625% 20311	20	21
	Equinor ASA 2.375% 2030	365	371
	Exxon Mobil Corp. 2.995% 2039	200	203
	MPLX LP 5.50% 2049	625	800
	New Fortress Energy, Inc. 6.50% 20261	80	79
	NGL Energy Operating LLC 7.50% 20261	80	83
	ONEOK, Inc. 3.10% 2030	42	43
	ONEOK, Inc. 4.95% 2047	51	59
	ONEOK, Inc. 7.15% 2051	97	140
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	144
	Petróleos Mexicanos 6.50% 2029	20	21
	Petróleos Mexicanos 7.69% 2050	75	73
	Sabine Pass Liquefaction, LLC 4.50% 2030	197	222
	Shell International Finance BV 2.00% 2024	420	431
	TransCanada PipeLines, Ltd. 5.10% 2049	150	198

			4,718

Health care	AbbVie, Inc. 4.25% 2049	92	111
0.34%	AstraZeneca PLC 3.375% 2025	200	215
	AstraZeneca PLC 3.00% 2051	11	11
	Centene Corp. 4.625% 2029	530	572
	Centene Corp. 3.375% 2030	179	183
	Centene Corp. 2.625% 2031	40	39
	Merck & Co., Inc. 1.70% 2027	118	119
	Merck & Co., Inc. 3.40% 2029	110	120
	Merck & Co., Inc. 2.15% 2031	168	169
	Pfizer, Inc. 2.70% 2050	425	429
	Tenet Healthcare Corp. 7.50% 20251	325	342
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	734
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	612
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	254

			3,910

American Funds Insurance Series	119

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Bayerische Motoren Werke AG 4.15% 20301	$290	$ 329
discretionary	Daimler Trucks Finance North America, LLC 1.125% 20231	495	495
0.32%	Daimler Trucks Finance North America, LLC 1.625% 20241	175	176
	Daimler Trucks Finance North America, LLC 2.375% 20281	150	151
	Daimler Trucks Finance North America, LLC 2.50% 20311	150	150
	General Motors Company 5.95% 2049	90	124
	Grand Canyon University 4.125% 2024	200	205
	Marriott International, Inc. 2.85% 2031	50	50
	Royal Caribbean Cruises, Ltd. 10.875% 20231	250	274
	Royal Caribbean Cruises, Ltd. 11.50% 20251	325	364
	Toyota Motor Credit Corp. 2.15% 2022	505	511
	Toyota Motor Credit Corp. 2.60% 2022	856	856

			3,685

Communication	AT&T, Inc. 3.50% 2041	75	77
services	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20311	360	364
0.23%	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20341	175	173
	SBA Tower Trust 1.631% 20261	253	249
	Sprint Corp. 6.875% 2028	325	412
	Sprint Corp. 8.75% 2032	275	413
	T-Mobile US, Inc. 3.875% 2030	625	684
	Verizon Communications, Inc. 2.355% 20321	126	124
	Walt Disney Company 4.625% 2040	120	149

			2,645

Utilities	AEP Transmission Co., LLC 3.80% 2049	45	51
0.16%	Edison International 4.125% 2028	132	139
	FirstEnergy Corp. 2.25% 2030	107	103
	FirstEnergy Corp. 2.65% 2030	493	488
	Pacific Gas and Electric Co. 2.95% 2026	97	99
	Pacific Gas and Electric Co. 3.75% 2028	105	109
	Pacific Gas and Electric Co. 4.65% 2028	284	310
	Pacific Gas and Electric Co. 2.50% 2031	375	358
	Southern California Edison Co., Series C, 3.60% 2045	206	212

			1,869

Information	Broadcom, Inc. 5.00% 2030	420	490
technology	Broadcom, Inc. 3.75% 20511	91	95
0.13%	Lenovo Group, Ltd. 5.875% 2025	400	441
	Oracle Corp. 2.875% 2031	140	141
	Oracle Corp. 3.60% 2050	150	147
	ServiceNow, Inc. 1.40% 2030	130	121

			1,435

Industrials	Boeing Company 2.70% 2022	300	302
0.12%	Boeing Company 2.75% 2026	91	94
	Boeing Company 5.15% 2030	284	331
	Boeing Company 5.805% 2050	95	129
	Canadian Pacific Railway, Ltd. 2.45% 2031	76	77
	Canadian Pacific Railway, Ltd. 3.10% 2051	69	71
	CSX Corp. 4.75% 2048	50	65
	Masco Corp. 3.125% 2051	10	10
	Norfolk Southern Corp. 3.00% 2022	224	224

			1,303

120American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	$150	$ 153
0.09%	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)11	231	221
	Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)11	75	76
	JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)11	227	219
	Navient Corp. 5.00% 2027	150	153
	New York Life Global Funding 3.00% 20281	150	160
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.064%
	on 11/15/2031)11	38	39
			1,021

Consumer staples	7-Eleven, Inc. 0.80% 20241	50	49
0.08%	7-Eleven, Inc. 0.95% 20261	60	58
	7-Eleven, Inc. 1.30% 20281	45	43
	7-Eleven, Inc. 1.80% 20311	325	308
	Altria Group, Inc. 3.70% 2051	25	23
	British American Tobacco PLC 4.54% 2047	73	77
	British American Tobacco PLC 4.758% 2049	130	140
	Kraft Heinz Company 3.00% 2026	93	97
	Kraft Heinz Company 5.50% 2050	75	102

			897

Materials	Dow Chemical Co. 3.60% 2050	75	82
0.03%	International Flavors & Fragrances, Inc. 1.832% 20271	100	98
	LYB International Finance III, LLC 4.20% 2050	49	57
	LYB International Finance III, LLC 3.625% 2051	102	108

			345

Real estate	Equinix, Inc. 1.55% 2028	25	24
0.02%	Equinix, Inc. 3.20% 2029	144	152
	Equinix, Inc. 2.50% 2031	47	47

			223

	Total corporate bonds, notes & loans		22,051
Asset-backed obligations 0.56%

	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20271,7	197	200
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20271,7	100	104
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,7	359	356
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,7	91	89
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20601,7	92	92
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20601,7	92	92
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20611,7	323	317
	FREED ABS Trust, Series 2021-2, Class A, 0.68% 20281,7	44	44
	GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20451,7	604	606
	GCI Funding I LLC, Series 2021-1, Class A, 2.38% 20461,7	94	94
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20391,7	153	164
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 20251,7	247	245
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 20251,7	100	99
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 20271,7	268	265
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 20271,7	100	99
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 20271,7	100	100
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 20691,7	63	62
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20691,7	183	180
	Nelnet Student Loan Trust, Series 2021-C, Class AFL,
	(1-month USD-LIBOR + 0.74%) 0.844% 20621,7,9	289	290
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20621,7	276	272
American Funds Insurance Series	121

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 20621,7	$554	$547
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 20611,7	935	918
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 20611,7	100	100
	OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 20271,7	100	100
	Oportun Funding LLC, Series 2021-B, Class A, 1.47% 20311,7	100	99
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20591,7,9	187	187
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 20531,7	99	96
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 20331,7	236	234
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 20341,7,9	335	329
			6,380
Bonds & notes of governments & government agencies outside the U.S. 0.07%

	Peru (Republic of) 2.783% 2031	190	190
	Portuguese Republic 5.125% 2024	18	20
	Qatar (State of) 4.50% 2028	200	230
	Saudi Arabia (Kingdom of) 3.625% 2028	200	218
	United Mexican States 3.25% 2030	200	205

			863
Municipals 0.02%

California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.00%	Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	15

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	260
0.02%
	Total municipals		275

	Total bonds, notes & other debt instruments (cost: $170,013,000)		171,817
Short-term securities 4.11%		Shares

Money market investments 3.75%

	Capital Group Central Cash Fund 0.09%4,12	428,875	42,892

Money market investments purchased with collateral from securities on loan 0.36%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%12,13	2,071,892	2,072
	Capital Group Central Cash Fund 0.09%4,12,13	19,536	1,954
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%12,13	139,561	139
			4,165

	Total short-term securities (cost: $47,054,000)		47,057

	Total investment securities 101.31% (cost: $923,566,000)		1,159,541
	Other assets less liabilities (1.31)%		(15,014)

	Net assets 100.00%		$1,144,527

122American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts

								Value and
								unrealized
								(depreciation)
							Notional	appreciation
					Number of		amount	at 12/31/2021
Contracts				Type	contracts	Expiration	(000)	(000)

90 Day Euro Dollar Futures				Long	94	September 2022	$23,311	$ (47)
2 Year U.S. Treasury Note Futures				Short	38	March 2022	(8,291)	2
5 Year U.S. Treasury Note Futures				Long	73	March 2022	8,831	43
10 Year U.S. Treasury Note Futures				Long	27	March 2022	3,523	37
10 Year Ultra U.S. Treasury Note Futures				Short	22	March 2022	(3,222)	(45)
20 Year U.S. Treasury Bond Futures				Long	4	March 2022	642	6
30 Year Ultra U.S. Treasury Bond Futures				Long	61	March 2022	12,025	236

								$232
Forward currency contracts

	Contract amount							Unrealized
								appreciation

Currency purchased		Currency sold					Settlement	at 12/31/2021
(000)		(000)			Counterparty		date	(000)

MXN	2,000	USD	95		JPMorgan Chase		1/20/2022	$2

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Upfront	Unrealized
						Value at	premium	appreciation

	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	Quarterly	0.337%	Semi-annual	5/18/2025	$18,500	$541	$—	$ 541
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	7,200	529	—	529
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	1,800	381	—	381

							$—	$1,451
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
							Upfront	Unrealized
						Value at	premium	depreciation
Financing	Payment	Reference	Expiration	Notional		12/31/2021	paid	at 12/31/2021
rate received	frequency	index		date	(000)	(000)	(000)	(000)

5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$2,975		$272	$286	$(14)
American Funds Insurance Series	123

Capital Income Builder (continued)

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	(depreciation)	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	loss	appreciation	12/31/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 2.65%
Capital Group Central Corporate Bond Fund	$—	$31,111	$321	$(3)	$(483)	$30,304	$381	$270
Short-term securities 3.92%
Money market investments 3.75%
Capital Group Central Cash Fund 0.09%12	56,762	229,039	242,907	(5)	3	42,892	41	—
Money market investments purchased with collateral
from securities on loan 0.17%
Capital Group Central Cash Fund 0.09%12,13	—	1,95414				1,954	—15	—
Total short-term securities						44,846

Total 6.57%				$(8)	$(480)	$75,150	$422	$270

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,442,000, which represented 1.96% of the net assets of the fund.

2All or a portion of this security was on loan. The total value of all such securities was $6,084,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Security did not produce income during the last 12 months.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,515,000, which represented .13% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Amount less than one thousand.

9Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

10Purchased on a TBA basis.

11Step bond; coupon rate may change at a later date.

12Rate represents the seven-day yield at 12/31/2021.

13Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

14Represents net activity. Refer to Note 5 for more information on securities lending.

15Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

124American Funds Insurance Series

Asset Allocation Fund

Investment portfolio December 31, 2021

Common stocks 71.88%			Value
		Shares	(000)

Information	Microsoft Corp.	4,562,561	$1,534,480
technology	Broadcom, Inc.	1,676,447	1,115,525
17.18%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,111,700	614,989
	ASML Holding NV (New York registered) (ADR)	695,900	554,034
	MKS Instruments, Inc.	1,700,000	296,089
	NVIDIA Corp.	665,393	195,699
	VeriSign, Inc.1	700,000	177,674
	Concentrix Corp.	949,617	169,620
	Shopify, Inc., Class A, subordinate voting shares1	89,000	122,588
	RingCentral, Inc., Class A1	648,389	121,476
	MicroStrategy, Inc., Class A1,2	203,897	111,020
	Okta, Inc., Class A1	174,680	39,158
	Mastercard, Inc., Class A	103,700	37,261
	DocuSign, Inc.1	242,000	36,859
	Paychex, Inc.	240,000	32,760
	Apple, Inc.	150,000	26,635
	GoDaddy, Inc., Class A1	281,000	23,846
	Applied Materials, Inc.	135,000	21,244
	KLA Corp.	49,000	21,075
	PayPal Holdings, Inc.1	70,000	13,201
	Adobe, Inc.1	15,500	8,789
			5,274,022

Financials	First Republic Bank	1,480,000	305,635
11.74%	Capital One Financial Corp.	1,750,000	253,907
	JPMorgan Chase & Co.	1,505,000	238,317
	CME Group, Inc., Class A	977,200	223,251
	Synchrony Financial	4,750,000	220,352
	Bank of America Corp.	4,750,000	211,327
	Apollo Asset Management, Inc.	2,769,732	200,612
	Chubb, Ltd.	1,000,000	193,310
	KKR & Co., Inc.	2,277,000	169,636
	Blackstone, Inc., nonvoting shares	1,192,091	154,245
	Toronto-Dominion Bank (CAD denominated)	1,996,383	153,057
	Intercontinental Exchange, Inc.	1,076,000	147,164
	Western Alliance Bancorporation	1,182,849	127,334
	Nasdaq, Inc.	557,500	117,081
	Signature Bank1	271,435	87,801
	Webster Financial Corp.	1,478,124	82,538
	Ares Management Corp., Class A	1,015,403	82,522
	EQT AB	1,446,647	78,927
	Brookfield Asset Management, Inc., Class A	1,260,000	76,079
	Citigroup, Inc.	1,200,000	72,468
	SLM Corp.	2,960,000	58,223
	BlackRock, Inc.	62,000	56,765
	S&P Global, Inc.	118,700	56,018
	Antin Infrastructure Partners SA1	1,243,300	48,835
	Citizens Financial Group, Inc.	940,000	44,415
	Bridgepoint Group PLC1	5,809,554	38,767
	Aon PLC, Class A	87,000	26,149
	Blue Owl Capital, Inc., Class A	1,205,000	17,967
	The Bank of N.T. Butterfield & Son, Ltd.	421,585	16,067
	OneMain Holdings, Inc.1	300,000	15,012
	Progressive Corp.	105,000	10,778
	Hong Kong Exchanges and Clearing, Ltd.	170,000	9,928
	Islandsbanki hf.1	9,555,235	9,301
	Jonah Energy Parent LLC1,3,4	32,117	1,375
			3,605,163

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	UnitedHealth Group, Inc.	1,311,800	$ 658,707
9.15%	Johnson & Johnson	2,750,000	470,443
	Cigna Corp.	1,100,000	252,593
	Humana, Inc.	522,000	242,135
	Abbott Laboratories	1,400,000	197,036
	CVS Health Corp.	1,638,000	168,976
	Vertex Pharmaceuticals, Inc.1	567,500	124,623
	Eli Lilly and Company	431,969	119,318
	Gilead Sciences, Inc.	1,600,000	116,176
	Daiichi Sankyo Company, Ltd.	3,873,900	98,506
	Regeneron Pharmaceuticals, Inc.1	150,000	94,728
	Thermo Fisher Scientific, Inc.	116,000	77,400
	IDEXX Laboratories, Inc.1	94,102	61,962
	AbCellera Biologics, Inc.1	2,345,741	33,544
	Rotech Healthcare, Inc.1,3,4,5	184,138	19,887
	Ultragenyx Pharmaceutical, Inc.1	217,400	18,281
	Centene Corp.1	190,000	15,656
	Viatris, Inc.	1,121,937	15,180
	Oak Street Health, Inc.1,2	311,768	10,332
	NuCana PLC (ADR)1,2,6	2,977,153	7,086
	Pfizer, Inc.	102,973	6,081

			2,808,650

Consumer	Home Depot, Inc.	1,281,200	531,711
discretionary	Amazon.com, Inc.1	158,460	528,360
8.58%	Aramark	11,000,000	405,350
	General Motors Company1	3,750,000	219,862
	Dollar General Corp.	927,387	218,706
	LVMH Moët Hennessy-Louis Vuitton SE	256,896	212,630
	Lear Corp.	600,000	109,770
	Etsy, Inc.1	418,825	91,698
	Booking Holdings, Inc.1	32,700	78,455
	Royal Caribbean Cruises, Ltd.1	1,014,324	78,001
	Caesars Entertainment, Inc.1	828,892	77,526
	Xpeng, Inc., Class A (ADR)1	703,800	35,422
	Darden Restaurants, Inc.	142,000	21,391
	Dr. Martens PLC1	2,375,000	13,759
	Chipotle Mexican Grill, Inc.1	5,800	10,140
			2,632,781

Communication	Meta Platforms, Inc., Class A1	1,966,385	661,394
services	Alphabet, Inc., Class C1	183,643	531,388
6.76%	Alphabet, Inc., Class A1	8,450	24,480
	Charter Communications, Inc., Class A1	721,000	470,070
	Comcast Corp., Class A	3,307,000	166,441
	Netflix, Inc.1	241,500	145,489
	Activision Blizzard, Inc.	1,075,500	71,553
	Electronic Arts, Inc.	35,000	4,616

			2,075,431

Consumer staples	Philip Morris International, Inc.	8,467,421	804,405
5.75%	Nestlé SA	2,500,000	349,649
	Altria Group, Inc.	4,072,000	192,972
	Archer Daniels Midland Company	2,000,000	135,180
	British American Tobacco PLC (ADR)	1,927,543	72,109
	British American Tobacco PLC	1,390,000	51,429
	Mondelez International, Inc.	1,200,000	79,572

126American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Avenue Supermarts, Ltd.1	970,539	$ 60,991
(continued)	Costco Wholesale Corp.	26,000	14,760
	Estée Lauder Companies, Inc., Class A	13,700	5,072

			1,766,139

Industrials	Northrop Grumman Corp.	903,553	349,738
4.38%	CSX Corp.	6,455,369	242,722
	Lockheed Martin Corp.	595,000	211,469
	L3Harris Technologies, Inc.	971,000	207,056
	Storskogen Group AB, Class B1	19,218,526	129,631
	Waste Management, Inc.	249,000	41,558
	Boeing Company1	183,000	36,842
	Raytheon Technologies Corp.	395,000	33,994
	Cintas Corp.	60,000	26,590
	AMETEK, Inc.	140,000	20,586
	New AMI I, LLC1,3,4	1,588,250	12,007
	Copart, Inc.1	75,000	11,371
	Chart Industries, Inc.1	68,000	10,845
	Air Lease Corp., Class A	220,000	9,731

			1,344,140

Materials	Dow, Inc.	3,500,000	198,520
3.46%	Vale SA, ordinary nominative shares	10,893,465	152,469
	LyondellBasell Industries NV	1,250,000	115,287
	Nucor Corp.	1,000,000	114,150
	Royal Gold, Inc.	845,000	88,902
	First Quantum Minerals, Ltd.	3,580,000	85,669
	Rio Tinto PLC	1,250,000	82,770
	Newmont Corp.	900,000	55,818
	Franco-Nevada Corp.	347,089	48,002
	Wheaton Precious Metals Corp.	970,000	41,642
	Allegheny Technologies, Inc.1	2,589,437	41,250
	Air Products and Chemicals, Inc.	84,000	25,558
	Sherwin-Williams Company	37,000	13,030

			1,063,067

Real estate	MGM Growth Properties LLC REIT, Class A	4,216,800	172,256
2.24%	VICI Properties, Inc. REIT	5,165,000	155,518
	Gaming and Leisure Properties, Inc. REIT	2,595,400	126,292
	Alexandria Real Estate Equities, Inc. REIT	399,000	88,961
	American Tower Corp. REIT	183,000	53,528
	STORE Capital Corp. REIT	1,370,000	47,128
	Crown Castle International Corp. REIT	166,000	34,651
	Equinix, Inc. REIT	12,700	10,742

			689,076

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,210,100	304,660
1.79%	Pioneer Natural Resources Company	827,000	150,415
	Chevron Corp.	270,000	31,685
	ConocoPhillips	402,000	29,016
	Equitrans Midstream Corp.	1,060,000	10,960
	Chesapeake Energy Corp.	130,681	8,432
	Euronav NV	750,000	6,668
	Scorpio Tankers, Inc.	345,000	4,419
	Civitas Resources, Inc.	55,144	2,700
American Funds Insurance Series	127

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Diamond Offshore Drilling, Inc.1	247,104	$1,050
(continued)	Diamond Offshore Drilling, Inc.1,3,7	86,354	338
	McDermott International, Ltd.1	40,219	16
			550,359

Utilities	Enel SpA	26,980,000	216,430
0.85%	Exelon Corp.	416,000	24,028
	Evergy, Inc.	298,000	20,446

			260,904

	Total common stocks (cost: $12,488,113,000)		22,069,732
Preferred securities 0.00%

Industrials	ACR III LSC Holdings LLC, Series B, preferred shares1,3,4,7	450	317
0.00%
	Total preferred securities (cost: $466,000)		317

Rights & warrants 0.00%

Energy	Chesapeake Energy Corp., Class C, warrants, expire 20261	1,480	48
0.00%	Sable Permian Resources, LLC, Class A, warrants, expire 20241,3,4	4,392	—8
	Total rights & warrants (cost: $446,000)		48
Convertible stocks 0.16%

Health care	Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 20243,4,5	50,000	50,000
0.16%
	Total convertible stocks (cost: $50,000,000)		50,000

Investment funds 5.27%

	Capital Group Central Corporate Bond Fund6	162,866,206	1,617,261
	Total investment funds (cost: $1,643,007,000)		1,617,261
Bonds, notes & other debt instruments 20.82%		Principal amount

		(000)

U.S. Treasury bonds & notes 8.03%

U.S. Treasury	U.S. Treasury 0.125% 2022	$83,545	83,516
6.12%	U.S. Treasury 0.125% 2022	10,000	10,000
	U.S. Treasury 1.375% 2022	5,000	5,005
	U.S. Treasury 1.375% 2022	280	282
	U.S. Treasury 1.50% 2022	9,407	9,488
	U.S. Treasury 1.625% 2022	94	95
	U.S. Treasury 1.875% 2022	80,000	80,226
	U.S. Treasury 0.125% 2023	44,825	44,651
	U.S. Treasury 0.125% 2023	3,425	3,396
	U.S. Treasury 0.25% 2023	7,232	7,198
	U.S. Treasury 0.25% 2023	1,229	1,221
	U.S. Treasury 0.375% 2023	100,089	99,524
	U.S. Treasury 2.25% 2023	5,000	5,150
	U.S. Treasury 2.375% 2023	5,000	5,104
	U.S. Treasury 2.75% 2023	15,000	15,440
	U.S. Treasury 0.25% 2024	15,000	14,827
	U.S. Treasury 0.375% 2024	40,000	39,443
	U.S. Treasury 1.50% 2024	22,500	22,856

128American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.50% 2024	$907	$921
(continued)	U.S. Treasury 2.125% 2024	5,000	5,148
	U.S. Treasury 2.25% 2024	5,000	5,154
	U.S. Treasury 2.375% 2024	70,000	72,705
	U.S. Treasury 2.50% 2024	225,000	233,056
	U.S. Treasury 2.50% 2024	700	727
	U.S. Treasury 0.25% 2025	43,812	42,630
	U.S. Treasury 2.50% 2025	3,500	3,660
	U.S. Treasury 2.75% 2025	3,229	3,414
	U.S. Treasury 3.00% 2025	10,000	10,697
	U.S. Treasury 0.375% 2026	75,000	72,604
	U.S. Treasury 0.50% 2026	53,869	52,358
	U.S. Treasury 0.75% 2026	49,333	48,377
	U.S. Treasury 0.75% 2026	52	51
	U.S. Treasury 0.875% 2026	565	555
	U.S. Treasury 1.125% 2026	471	468
	U.S. Treasury 1.50% 2026	500	506
	U.S. Treasury 1.625% 2026	60,000	61,057
	U.S. Treasury 1.625% 2026	27,000	27,475
	U.S. Treasury 1.625% 2026	7,000	7,124
	U.S. Treasury 1.625% 2026	1,500	1,526
	U.S. Treasury 0.50% 2027	36,300	34,747
	U.S. Treasury 0.50% 2027	20,000	19,158
	U.S. Treasury 0.625% 2027	7,109	6,805
	U.S. Treasury 1.125% 2027	762	757
	U.S. Treasury 2.25% 2027	78,250	82,027
	U.S. Treasury 2.375% 2027	880	929
	U.S. Treasury 1.25% 2028	3,142	3,107
	U.S. Treasury 1.50% 2028	50,000	50,222
	U.S. Treasury 2.875% 2028	5,217	5,687
	U.S. Treasury 0.625% 2030	20,225	18,916
	U.S. Treasury 0.875% 2030	6,640	6,315
	U.S. Treasury 1.50% 2030	36,651	36,853
	U.S. Treasury 1.375% 2031	92,870	91,716
	U.S. Treasury 1.125% 2040	62,775	55,060
	U.S. Treasury 1.375% 2040	52,695	48,026
	U.S. Treasury 1.75% 2041	47,854	46,388
	U.S. Treasury 2.50% 2046	3,755	4,155
	U.S. Treasury 3.00% 2047	9,355	11,371
	U.S. Treasury 3.00% 2048	336	411
	U.S. Treasury 2.25% 2049	15,000	16,082
	U.S. Treasury 2.375% 20499	75,000	82,554
	U.S. Treasury 1.375% 2050	12,500	10,974
	U.S. Treasury 2.00% 2050	13,825	14,070
	U.S. Treasury 2.00% 20519	127,770	130,415
	U.S. Treasury 2.375% 20519	4,757	5,264
			1,879,644

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 202410	91,610	97,916
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 202410	92,898	98,989
securities	U.S. Treasury Inflation-Protected Security 0.125% 202510	24,622	26,360
1.91%	U.S. Treasury Inflation-Protected Security 0.125% 202510	3,623	3,910
	U.S. Treasury Inflation-Protected Security 0.375% 202510	4,314	4,694
	U.S. Treasury Inflation-Protected Security 0.125% 202610	40,436	43,661
	U.S. Treasury Inflation-Protected Security 0.125% 202610	7,589	8,260
	U.S. Treasury Inflation-Protected Security 0.75% 202810	19,278	22,117
	U.S. Treasury Inflation-Protected Security 0.875% 202910	21,732	25,171
	U.S. Treasury Inflation-Protected Security 0.125% 203010	24,943	27,721
American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 203110	$ 41,268	$ 46,389
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 203110	25,122	28,129
securities	U.S. Treasury Inflation-Protected Security 1.00% 204910	108,876	154,595
(continued)
			587,912

	Total U.S. Treasury bonds & notes		2,467,556
Corporate bonds, notes & loans 6.48%

Financials	ACE INA Holdings, Inc. 2.875% 2022	3,880	3,940
1.17%	ACE INA Holdings, Inc. 3.35% 2026	880	944
	ACE INA Holdings, Inc. 4.35% 2045	400	496
	Advisor Group Holdings, LLC 6.25% 20287	4,255	4,421
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	5,457	5,505
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,501	4,568
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	2,838	2,894
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,781	1,815
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,970	2,056
	AG Merger Sub II, Inc. 10.75% 20277	2,420	2,690
	Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 20277	2,100	2,102
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 20297	2,295	2,338
	Ally Financial, Inc. 8.00% 2031	3,000	4,128
	American International Group, Inc. 2.50% 2025	15,800	16,304
	American International Group, Inc. 4.20% 2028	565	631
	Bangkok Bank PCL 3.733% 2034
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)11	2,428	2,485
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)11	6,000	6,180
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)11	2,500	2,451
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)11	1,565	1,554
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)11	2,345	2,505
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)11	1,500	1,437
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)11	1,000	959
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)11	5,000	4,921
	Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)11	1,953	1,964
	Bank of Nova Scotia 1.625% 2023	5,000	5,058
	Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	7,992
	Berkshire Hathaway Finance Corp. 4.25% 2049	550	677
	Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,649
	Berkshire Hathaway, Inc. 3.125% 2026	500	534
	BNP Paribas 3.375% 20257	3,225	3,388
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)7,11	2,400	2,355
	Castlelake Aviation Finance DAC 5.00% 20277	3,370	3,348
	Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)11	3,254	3,383
	CME Group, Inc. 3.75% 2028	3,425	3,813
	Coinbase Global, Inc. 3.375% 20287	2,300	2,152
	Coinbase Global, Inc. 3.625% 20317	1,900	1,751
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,291
	Commonwealth Bank of Australia 3.35% 20247	1,000	1,054
	Commonwealth Bank of Australia 2.688% 20317	4,575	4,504
	Compass Diversified Holdings 5.25% 20297	640	672
	Compass Diversified Holdings 5.00% 20327	715	734
	Crédit Agricole SA 4.375% 20257	850	914
	Credit Suisse Group AG 3.80% 2023	1,625	1,684
	Credit Suisse Group AG 3.869% 2029
	(3-month USD-LIBOR + 1.41% on 1/12/2028)7,11	800	857
	Danske Bank AS 2.70% 20227	1,000	1,004
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 7.00% 20263,4,12,13	816	773
	Digital Currency Group, Inc., Term Loan, 8.75% 20263,4,12	1,089	1,031
	FS Energy and Power Fund 7.50% 20237	1,995	2,083
	Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)11	5,000	4,980

130American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)11	$3,425	$3,339
(continued)	Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)11	4,396	4,379
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)11	390	425
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)11	4,036	4,069
	Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)11	2,000	2,078
	Groupe BPCE SA 2.75% 20237	600	613
	Groupe BPCE SA 5.70% 20237	2,250	2,420
	Groupe BPCE SA 5.15% 20247	3,710	4,020
	Groupe BPCE SA 1.00% 20267	3,000	2,905
	Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)7,11	2,250	2,170
	Hightower Holding, LLC 6.75% 20297	430	442
	HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)11	1,500	1,507
	HSBC Holdings PLC 4.25% 2024	3,000	3,170
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)11	625	641
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)11	3,000	3,022
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)11	1,500	1,629
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,220
	Icahn Enterprises Finance Corp. 4.375% 2029	2,200	2,148
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,196
	Intesa Sanpaolo SpA 3.375% 20237	750	767
	Intesa Sanpaolo SpA 3.25% 20247	750	781
	Intesa Sanpaolo SpA 5.017% 20247	1,730	1,855
	Intesa Sanpaolo SpA 3.875% 20277	300	319
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)11	4,725	4,884
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)11	3,101	3,144
	JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)11	5,325	5,569
	Kasikornbank PCL HK 3.343% 2031
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)11	1,222	1,224
	Ladder Capital Corp. 4.25% 20277	3,757	3,786
	Lloyds Banking Group PLC 2.907% 2023
	(3-month USD-LIBOR + 0.81% on 11/7/2022)11	750	762
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,096
	Lloyds Banking Group PLC 1.627% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)11	800	788
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,414
	LPL Holdings, Inc. 4.625% 20277	2,700	2,798
	LPL Holdings, Inc. 4.375% 20317	1,805	1,849
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	868
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,945
	Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,074
	MGIC Investment Corp. 5.25% 2028	1,175	1,235
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,670
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)11	300	310
	Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)11	5,977	5,933
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)11	3,766	3,655
	Morgan Stanley 3.125% 2026	325	345
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)11	3,290	3,259
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)11	2,000	2,048
	Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)11	2,421	2,421
	Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)11	856	898
	MSCI, Inc. 3.625% 20317	2,225	2,312
	MSCI, Inc. 3.25% 20337	1,350	1,367
	Navient Corp. 5.50% 2023	7,515	7,836
	Navient Corp. 7.25% 2023	435	469
	Navient Corp. 5.875% 2024	1,005	1,073
	Navient Corp. 6.125% 2024	8,030	8,570
	Navient Corp. 5.50% 2029	3,290	3,287
	New York Life Global Funding 2.35% 20267	590	610
	Owl Rock Capital Corp. 3.75% 2025	2,874	2,980
	Owl Rock Capital Corp. 4.00% 2025	102	106
American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Owl Rock Capital Corp. 3.375% 2026	$1,290	$ 1,312
(continued)	Owl Rock Capital Corp. II 4.625% 20247	2,305	2,416
	Owl Rock Capital Corp. III 3.125% 20277	2,520	2,466
	PNC Financial Services Group, Inc. 2.854% 202211	1,445	1,472
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,120
	Power Financial Corp., Ltd. 5.25% 2028	383	430
	Power Financial Corp., Ltd. 6.15% 2028	350	413
	Power Financial Corp., Ltd. 4.50% 2029	554	592
	Power Financial Corp., Ltd. 3.95% 2030	1,213	1,256
	Prudential Financial, Inc. 4.35% 2050	7,000	8,754
	Quicken Loans, LLC 3.625% 20297	1,505	1,513
	Rabobank Nederland 2.75% 2022	2,250	2,251
	Rabobank Nederland 4.375% 2025	4,500	4,879
	Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 20267	2,110	2,097
	Royal Bank of Canada 1.15% 2025	4,711	4,674
	Skandinaviska Enskilda Banken AB 2.80% 2022	700	703
	Springleaf Finance Corp. 6.125% 2024	2,550	2,707
	Starwood Property Trust, Inc. 5.50% 20237	1,160	1,202
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)7,11	2,800	3,143
	Toronto-Dominion Bank 2.65% 2024	625	649
	Toronto-Dominion Bank 0.75% 2025	5,375	5,236
	Toronto-Dominion Bank 1.25% 2026	4,000	3,933
	Travelers Companies, Inc. 4.00% 2047	860	1,030
	U.S. Bancorp 2.375% 2026	4,000	4,158
	UBS Group AG 4.125% 20257	2,750	2,972
	UniCredit SpA 3.75% 20227	5,725	5,769
	UniCredit SpA 6.572% 20227	475	476
	UniCredit SpA 4.625% 20277	625	686
	Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)11	8,000	8,124
	Wells Fargo & Company 2.879% 2030
	(3-month USD-LIBOR + 1.17% on 10/30/2029)11	729	759
	Westpac Banking Corp. 2.75% 2023	1,750	1,788
	Westpac Banking Corp. 2.894% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)11	3,000	3,065
	Westpac Banking Corp. 2.668% 2035
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)11	3,325	3,243
	Westpac Banking Corp. 2.963% 2040	1,500	1,474

			360,431

Energy	Antero Midstream Partners LP 5.375% 20297	2,170	2,293
0.84%	Antero Resources Corp. 7.625% 20297	1,634	1,816
	Ascent Resources - Utica LLC 5.875% 20297	1,040	1,002
	Bonanza Creek Energy, Inc. 5.00% 20267	480	485
	BP Capital Markets America, Inc. 2.772% 2050	681	643
	Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,972
	Canadian Natural Resources, Ltd. 2.05% 2025	961	971
	Canadian Natural Resources, Ltd. 2.95% 2030	3,142	3,186
	Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,918
	Cenovus Energy, Inc. 4.25% 2027	5,690	6,206
	Cheniere Energy Partners LP 4.50% 2029	1,085	1,152
	Cheniere Energy Partners LP 4.00% 2031	4,485	4,711
	Cheniere Energy Partners LP 3.25% 20327	998	1,010
	Cheniere Energy, Inc. 4.625% 2028	4,645	4,949
	Chesapeake Energy Corp. 4.875% 202214	7,225	145
	Chesapeake Energy Corp. 5.50% 20267	685	722
	Chesapeake Energy Corp. 5.875% 20297	2,240	2,399
	Chevron Corp. 1.995% 2027	2,631	2,672
	Chevron USA, Inc. 1.018% 2027	2,850	2,747

132American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	CNX Midstream Partners LP 4.75% 20307	$ 580	$ 579
(continued)	CNX Resources Corp. 7.25% 20277	1,725	1,832
	CNX Resources Corp. 6.00% 20297	1,475	1,536
	Comstock Resources, Inc. 5.875% 20307	450	462
	Constellation Oil Services Holding SA 10.00% PIK 20247,14,15	1,084	339
	Continental Resources, Inc. 5.75% 20317	1,430	1,686
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20277,13,15	204	202
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 202713,15	185	183
	Diamondback Energy, Inc. 4.40% 2051	3,896	4,476
	DT Midstream, Inc. 4.375% 20317	1,680	1,750
	Enbridge Energy Partners LP, Series B, 7.50% 2038	300	450
	Enbridge, Inc. 4.00% 2023	278	290
	Enbridge, Inc. 2.50% 2025	300	309
	Enbridge, Inc. 3.70% 2027	62	67
	Energy Transfer Operating LP 5.00% 2050	11,807	13,619
	Energy Transfer Partners LP 4.50% 2024	1,210	1,283
	Energy Transfer Partners LP 4.75% 2026	2,494	2,731
	Energy Transfer Partners LP 5.25% 2029	757	868
	Energy Transfer Partners LP 6.00% 2048	774	964
	Energy Transfer Partners LP 6.25% 2049	757	991
	Enterprise Products Operating LLC 4.90% 2046	500	606
	EQM Midstream Partners LP 4.125% 2026	686	704
	EQM Midstream Partners LP 6.50% 20277	1,690	1,895
	EQM Midstream Partners LP 5.50% 2028	2,588	2,831
	EQM Midstream Partners LP 4.75% 20317	1,635	1,732
	EQT Corp. 6.625% 202511	795	897
	EQT Corp. 3.90% 2027	450	483
	EQT Corp. 5.00% 2029	340	377
	EQT Corp. 7.50% 203011	1,110	1,428
	EQT Corp. 3.625% 20317	400	416
	Equinor ASA 3.00% 2027	4,000	4,225
	Equinor ASA 3.625% 2028	3,685	4,052
	Exxon Mobil Corp. 2.019% 2024	643	659
	Exxon Mobil Corp. 2.44% 2029	1,963	2,015
	Genesis Energy, LP 6.50% 2025	3,572	3,531
	Genesis Energy, LP 6.25% 2026	905	883
	Genesis Energy, LP 8.00% 2027	2,690	2,775
	Halliburton Company 3.80% 2025	16	17
	Harvest Midstream I, LP 7.50% 20287	850	911
	Hess Midstream Operations LP 4.25% 20307	960	954
	Hess Midstream Partners LP 5.125% 20287	2,155	2,247
	Hilcorp Energy I, LP 6.00% 20317	460	477
	Kinder Morgan, Inc. 3.60% 2051	3,634	3,663
	Marathon Oil Corp. 4.40% 2027	1,005	1,102
	MPLX LP 4.125% 2027	500	547
	MPLX LP 2.65% 2030	4,273	4,258
	MPLX LP 4.50% 2038	750	841
	MPLX LP 4.70% 2048	1,101	1,273
	MPLX LP 5.50% 2049	4,491	5,749
	New Fortress Energy, Inc. 6.50% 20267	235	234
	NGL Energy Operating LLC 7.50% 20267	9,015	9,309
	NGL Energy Partners LP 6.125% 2025	3,222	2,758
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20297	4,265	4,655
	Oasis Petroleum, Inc. 6.375% 20267	1,865	1,961
	ONEOK, Inc. 5.85% 2026	2,469	2,834
	ONEOK, Inc. 5.20% 2048	2,500	3,029
	Parkland Corp. 4.625% 20307	1,035	1,030
	Petróleos Mexicanos 6.875% 20257	3,755	4,107
	Petróleos Mexicanos 5.35% 2028	1,870	1,862
	Phillips 66 Partners LP 3.55% 2026	160	170
	Phillips 66 Partners LP 4.68% 2045	400	471
American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Phillips 66 Partners LP 4.90% 2046	$ 275	$336
(continued)	Pioneer Natural Resources Company 1.125% 2026	1,053	1,023
	Pioneer Natural Resources Company 2.15% 2031	1,669	1,612
	Plains All American Pipeline LP 3.80% 2030	113	118
	Range Resources Corp. 4.875% 2025	565	584
	Range Resources Corp. 8.25% 2029	520	581
	Rockcliff Energy II LLC 5.50% 20297	310	320
	Rockies Express Pipeline LLC 4.95% 20297	2,689	2,867
	SA Global Sukuk, Ltd. 1.602% 20267	13,915	13,717
	SA Global Sukuk, Ltd. 2.694% 20317	4,825	4,862
	Sabine Pass Liquefaction, LLC 4.50% 2030	4,044	4,566
	Schlumberger BV 3.75% 20247	495	520
	Schlumberger BV 4.00% 20257	70	75
	Southwestern Energy Co. 7.75% 2027	2,450	2,645
	Southwestern Energy Co. 8.375% 2028	395	441
	Southwestern Energy Co. 5.375% 2029	1,355	1,435
	Southwestern Energy Co. 5.375% 2030	1,945	2,087
	Southwestern Energy Co. 4.75% 2032	960	1,013
	Statoil ASA 3.25% 2024	2,850	3,005
	Statoil ASA 4.25% 2041	2,000	2,412
	Suncor Energy, Inc. 3.10% 2025	3,687	3,856
	Suncor Energy, Inc. 3.75% 2051	142	153
	Sunoco Logistics Operating Partners LP 5.40% 2047	650	764
	Sunoco LP 4.50% 2029	1,050	1,068
	Sunoco LP 4.50% 20307	1,255	1,288
	Targa Resources Partners LP 5.50% 2030	2,260	2,473
	Targa Resources Partners LP 4.875% 2031	1,665	1,811
	Targa Resources Partners LP 4.00% 20327	1,750	1,832
	Teekay Offshore Partners LP 8.50% 20233,4,7	3,550	3,231
	Total SE 2.986% 2041	4,544	4,613
	TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,217
	TransCanada PipeLines, Ltd. 4.10% 2030	1,821	2,033
	TransCanada PipeLines, Ltd. 4.75% 2038	2,000	2,394
	TransCanada PipeLines, Ltd. 4.875% 2048	700	892
	Valero Energy Corp. 4.00% 2029	4,000	4,357
	Venture Global Calcasieu Pass, LLC 4.125% 20317	840	892
	Weatherford International, Ltd. 11.00% 20247	1,196	1,233
	Weatherford International, Ltd. 6.50% 20287	2,380	2,522
	Weatherford International, Ltd. 8.625% 20307	4,355	4,528
	Western Gas Partners LP 4.50% 2028	4,468	4,873
	Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)11	1,925	2,120
	Williams Companies, Inc. 3.50% 2030	6,129	6,522
	Williams Partners LP 4.30% 2024	85	90

			258,565

Health care	Abbott Laboratories 3.75% 2026	1,811	2,003
0.73%	AbbVie, Inc. 2.60% 2024	3,000	3,115
	AbbVie, Inc. 3.80% 2025	206	219
	AbbVie, Inc. 2.95% 2026	1,445	1,524
	AdaptHealth, LLC 5.125% 20307	830	846
	AmerisourceBergen Corp. 0.737% 2023	2,918	2,911
	Amgen, Inc. 2.20% 2027	2,429	2,488
	Anthem, Inc. 2.375% 2025	818	844
	AstraZeneca Finance LLC 1.20% 2026	3,786	3,741
	AstraZeneca Finance LLC 1.75% 2028	1,871	1,862
	AstraZeneca Finance LLC 2.25% 2031	146	147
	AstraZeneca PLC 3.375% 2025	1,140	1,225
	AstraZeneca PLC 3.00% 2051	573	602
	Bausch Health Companies, Inc. 4.875% 20287	2,125	2,171

134American Funds Insurance Series
Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Bausch Health Companies, Inc. 5.00% 20287	$ 1,735	$ 1,599
(continued)	Bausch Health Companies, Inc. 5.25% 20317	3,910	3,442
	Baxter International, Inc. 1.322% 20247	7,109	7,103
	Baxter International, Inc. 1.915% 20277	4,739	4,759
	Baxter International, Inc. 2.272% 20287	3,180	3,206
	Bayer US Finance II LLC 3.875% 20237	1,685	1,762
	Becton, Dickinson and Company 3.363% 2024	198	207
	Boston Scientific Corp. 3.45% 2024	715	748
	Boston Scientific Corp. 3.85% 2025	1,780	1,915
	Boston Scientific Corp. 3.75% 2026	645	694
	Boston Scientific Corp. 4.00% 2029	1,550	1,723
	Centene Corp. 4.25% 2027	565	590
	Centene Corp. 2.45% 2028	1,325	1,307
	Centene Corp. 4.625% 2029	4,785	5,169
	Centene Corp. 3.00% 2030	5,865	5,972
	Cigna Corp. 3.75% 2023	245	255
	Cigna Corp. 4.80% 2038	2,692	3,317
	CVS Health Corp. 4.30% 2028	588	660
	DaVita, Inc. 4.625% 20307	1,025	1,051
	Eli Lilly and Company 3.375% 2029	1,353	1,492
	Endo International PLC 5.75% 20227	6,945	6,329
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20297	560	550
	GlaxoSmithKline PLC 3.625% 2025	3,585	3,864
	HCA, Inc. 5.375% 2025	515	567
	HCA, Inc. 3.50% 2030	4,050	4,288
	Jazz Securities DAC 4.375% 20297	1,975	2,048
	Medtronic, Inc. 3.50% 2025	467	498
	Merck & Co., Inc. 1.90% 2028	2,611	2,625
	Merck & Co., Inc. 2.15% 2031	2,309	2,317
	Merck & Co., Inc. 2.75% 2051	1,103	1,094
	Molina Healthcare, Inc. 3.875% 20307	2,899	3,012
	Molina Healthcare, Inc. 3.875% 20327	1,820	1,834
	Novant Health, Inc. 3.168% 2051	3,750	3,945
	Novartis Capital Corp. 1.75% 2025	1,250	1,268
	Novartis Capital Corp. 2.00% 2027	2,386	2,426
	Owens & Minor, Inc. 4.375% 2024	5,615	5,974
	Owens & Minor, Inc. 4.50% 20297	3,685	3,782
	Par Pharmaceutical, Inc. 7.50% 20277	7,828	8,011
	Pfizer, Inc. 2.95% 2024	825	859
	Rotech Healthcare, Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% PIK 20233,4,12,13,15	4,649	4,649
	Shire PLC 2.875% 2023	3,413	3,512
	Summa Health 3.511% 2051	1,655	1,750
	Tenet Healthcare Corp. 4.875% 20267	13,225	13,604
	Tenet Healthcare Corp. 4.25% 20297	2,060	2,096
	Tenet Healthcare Corp. 4.375% 20307	1,925	1,954
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,606
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,073
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,751
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	5,895	5,789
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	3,005
	Thermo Fisher Scientific, Inc. 1.75% 2028	2,252	2,239
	Thermo Fisher Scientific, Inc. 2.00% 2031	5,159	5,088
	UnitedHealth Group, Inc. 1.15% 2026	2,610	2,584
	UnitedHealth Group, Inc. 2.30% 2031	2,286	2,328
	UnitedHealth Group, Inc. 3.05% 2041	3,875	4,061
	UnitedHealth Group, Inc. 3.25% 2051	2,504	2,714
	Valeant Pharmaceuticals International, Inc. 6.125% 20257	7,602	7,753
	Zimmer Holdings, Inc. 3.15% 2022	4,070	4,078

			224,594

American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Alphabet, Inc. 1.998% 2026	$ 3,000	$ 3,095
services	Alphabet, Inc. 1.90% 2040	1,375	1,255
0.60%	Alphabet, Inc. 2.25% 2060	1,265	1,131
	AT&T, Inc. 2.25% 2032	1,000	967
	AT&T, Inc. 2.55% 2033	1,348	1,320
	AT&T, Inc. 3.30% 2052	1,825	1,792
	AT&T, Inc. 3.50% 2053	6,050	6,115
	AT&T, Inc. 3.55% 2055	1,125	1,131
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	551
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20307	3,500	3,588
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20307	2,500	2,604
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	3,996	3,959
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20317	4,075	4,119
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,376
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,792
	Comcast Corp. 2.35% 2027	4,000	4,146
	Comcast Corp. 3.20% 2036	375	401
	Comcast Corp. 3.90% 2038	250	283
	Comcast Corp. 2.80% 2051	791	764
	Comcast Corp. 2.887% 20517	2,571	2,493
	CSC Holdings, LLC 3.375% 20317	1,875	1,759
	Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,709
	DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 20277	2,205	2,261
	Embarq Corp. 7.995% 2036	4,575	5,132
	Fox Corp. 4.03% 2024	1,120	1,183
	Frontier Communications Corp. 5.875% 20277	2,225	2,356
	Frontier Communications Corp. 5.00% 20287	5,550	5,727
	Frontier Communications Corp. 6.75% 20297	3,550	3,697
	Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,853
	Frontier Communications Holdings, LLC 6.00% 20307	1,900	1,913
	Gray Escrow II, Inc. 5.375% 20317	900	928
	iHeartCommunications, Inc. 5.25% 20277	3,093	3,220
	Intelsat Jackson Holding Co. 8.00% 20247	7,275	7,398
	Intelsat Jackson Holding Co. 8.50% 20247,14	845	388
	Intelsat Jackson Holding Co., Term Loan,
	(3-month USD-LIBOR + 4.75%) 5.75% 202212,13	1,727	1,733
	Intelsat Jackson Holding Co., Term Loan, 6.625% 202412	1,400	1,403
	Ligado Networks LLC 15.50% PIK 20237,15	2,583	2,096
	Live Nation Entertainment, Inc. 3.75% 20287	1,350	1,343
	Midas OpCo Holdings LLC 5.625% 20297	3,205	3,286
	News Corp. 3.875% 20297	875	885
	Nexstar Broadcasting, Inc. 4.75% 20287	3,175	3,240
	SBA Tower Trust 1.631% 20267	8,707	8,577
	Scripps Escrow II, Inc. 3.875% 20297	2,325	2,326
	Sinclair Television Group, Inc. 4.125% 20307	1,175	1,115
	Sirius XM Radio, Inc. 4.00% 20287	3,075	3,098
	Sirius XM Radio, Inc. 4.125% 20307	950	952
	Sirius XM Radio, Inc. 3.875% 20317	1,975	1,940
	Sprint Corp. 7.625% 2026	3,625	4,357
	Sprint Corp. 6.875% 2028	7,550	9,563
	TEGNA, Inc. 4.75% 20267	2,350	2,447
	TEGNA, Inc. 5.00% 2029	1,500	1,536
	T-Mobile US, Inc. 1.50% 2026	500	494
	T-Mobile US, Inc. 2.05% 2028	325	323
	T-Mobile US, Inc. 3.375% 20297	2,200	2,246
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 20237	13,597	13,288
	Univision Communications, Inc. 6.625% 20277	5,800	6,255
	Univision Communications, Inc. 4.50% 20297	3,475	3,516
	Verizon Communications, Inc. 2.10% 2028	1,835	1,840
	Verizon Communications, Inc. 2.875% 2050	2,500	2,379
	Virgin Media O2 4.25% 20317	5,025	4,933

136American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Virgin Media Secured Finance PLC 4.50% 20307	$2,115	$ 2,132
services	VMED O2 UK Financing I PLC 4.75% 20317	225	228
(continued)	Vodafone Group PLC 4.375% 2028	350	394
	Vodafone Group PLC 5.25% 2048	500	653
	Vodafone Group PLC 4.25% 2050	4,350	5,034
	Ziggo Bond Co. BV 5.125% 20307	1,775	1,787
	Ziggo Bond Finance BV 4.875% 20307	725	745
			184,550

Consumer	Allied Universal Holdco LLC 4.625% 20287	1,660	1,662
discretionary	Amazon.com, Inc. 2.70% 2060	2,765	2,673
0.59%	American Honda Finance Corp. 3.50% 2028	750	820
	Asbury Automotive Group, Inc. 4.625% 20297	640	653
	Atlas LuxCo 4 SARL 4.625% 20287	1,065	1,047
	Bayerische Motoren Werke AG 2.25% 20237	300	307
	Bayerische Motoren Werke AG 3.45% 20237	1,870	1,929
	Bayerische Motoren Werke AG 0.80% 20247	1,532	1,523
	Caesars Entertainment, Inc. 6.25% 20257	2,815	2,958
	Carnival Corp. 4.00% 20287	3,875	3,854
	Carvana Co. 5.625% 20257	600	601
	Carvana Co. 5.50% 20277	2,496	2,474
	Carvana Co. 5.875% 20287	3,474	3,466
	Carvana Co. 4.875% 20297	2,150	2,051
	Daimler Trucks Finance North America, LLC 2.00% 20267	2,400	2,412
	Daimler Trucks Finance North America, LLC 2.375% 20287	1,350	1,357
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 20297	1,300	1,266
	Ford Motor Credit Company LLC 3.375% 2025	4,475	4,655
	Ford Motor Credit Company LLC 5.125% 2025	8,355	9,097
	Ford Motor Credit Company LLC 2.70% 2026	2,110	2,131
	Ford Motor Credit Company LLC 4.542% 2026	2,455	2,669
	Ford Motor Credit Company LLC 3.815% 2027	250	265
	General Motors Financial Co. 3.50% 2024	4,145	4,354
	General Motors Financial Co. 4.30% 2025	400	432
	General Motors Financial Co. 2.70% 2027	467	475
	Hanesbrands, Inc. 4.875% 20267	2,700	2,889
	Hilton Grand Vacations Borrower 5.00% 20297	3,580	3,675
	Hilton Worldwide Holdings, Inc. 4.00% 20317	1,885	1,930
	Home Depot, Inc. 1.50% 2028	3,000	2,963
	Home Depot, Inc. 3.90% 2028	825	930
	Home Depot, Inc. 2.95% 2029	4,000	4,265
	Home Depot, Inc. 1.875% 2031	3,000	2,954
	Home Depot, Inc. 4.25% 2046	2,000	2,495
	Home Depot, Inc. 4.50% 2048	428	555
	Hyundai Capital America 3.25% 20227	480	489
	Hyundai Capital America 1.00% 20247	3,025	2,975
	Hyundai Capital America 1.50% 20267	850	827
	Hyundai Capital America 1.65% 20267	3,075	3,017
	Hyundai Capital America 2.375% 20277	2,579	2,567
	Hyundai Capital America 2.10% 20287	3,075	2,990
	International Game Technology PLC 6.50% 20257	3,555	3,862
	International Game Technology PLC 5.25% 20297	5,675	6,022
	Kontoor Brands, Inc. 4.125% 20297	910	912
	Lithia Motors, Inc. 3.875% 20297	675	690
	Lithia Motors, Inc. 4.375% 20317	1,025	1,096
	Lowe’s Companies, Inc. 1.70% 2030	966	919
	Marriott International, Inc. 2.75% 2033	2,500	2,428
	Melco International Development, Ltd. 5.75% 20287	1,485	1,495
	MGM Growth Properties LLC 5.625% 2024	775	829
	MGM Growth Properties LLC 4.625% 20257	1,050	1,121
American Funds Insurance Series	137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	MGM Growth Properties LLC 3.875% 20297	$2,225	$ 2,339
discretionary	MGM Resorts International 4.50% 2026	600	646
(continued)	Neiman Marcus Group, LLC 7.125% 20267	1,345	1,430
	Penske Automotive Group, Inc., 3.75% 2029	1,375	1,365
	Premier Entertainment Sub LLC 5.625% 20297	1,690	1,679
	Premier Entertainment Sub LLC 5.875% 20317	1,690	1,698
	Royal Caribbean Cruises, Ltd. 11.50% 20257	2,023	2,268
	Royal Caribbean Cruises, Ltd. 4.25% 20267	3,120	3,025
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,768
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 20257	1,347	1,436
	Sands China, Ltd. 2.30% 20277	2,075	1,956
	Scientific Games Corp. 8.25% 20267	6,905	7,276
	Scientific Games Corp. 7.25% 20297	1,615	1,803
	Sonic Automotive, Inc. 4.625% 20297	2,435	2,462
	Stellantis Finance US, Inc. 1.711% 20277	2,200	2,164
	Stellantis Finance US, Inc. 2.691% 20317	2,150	2,117
	Tempur Sealy International, Inc. 4.00% 20297	1,070	1,090
	Tempur Sealy International, Inc. 3.875% 20317	1,205	1,209
	The Gap, Inc. 3.625% 20297	486	481
	The Gap, Inc. 3.875% 20317	323	319
	Toyota Motor Credit Corp. 0.80% 2026	2,265	2,204
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,609
	Travel + Leisure Co. 4.50% 20297	2,100	2,121
	VICI Properties LP 4.625% 20297	995	1,061
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20257	1,100	1,118
	VICI Properties LP / VICI Note Co., Inc. 3.75% 20277	450	465
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20307	3,100	3,284
	Volkswagen Group of America Finance, LLC 4.25% 20237	3,770	3,983
	Volkswagen Group of America Finance, LLC 4.625% 20257	3,845	4,239
	Volkswagen Group of America Finance, LLC 3.20% 20267	3,201	3,370
	Wyndham Destinations, Inc. 4.625% 20307	1,300	1,310
	Wyndham Worldwide Corp. 4.375% 20287	2,255	2,326
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20237	2,193	2,212
			179,859

Industrials	ADT Security Corp. 4.125% 20297	1,630	1,609
0.55%	Allison Transmission Holdings, Inc. 3.75% 20317	3,965	3,873
	Associated Materials, LLC 9.00% 20257	3,749	4,015
	Avis Budget Car Rental, LLC 5.75% 20277	1,025	1,067
	Avis Budget Group, Inc. 5.375% 20297	2,450	2,588
	Avolon Holdings Funding, Ltd. 3.625% 20227	1,254	1,262
	Avolon Holdings Funding, Ltd. 3.95% 20247	1,587	1,664
	Avolon Holdings Funding, Ltd. 4.25% 20267	1,126	1,194
	Avolon Holdings Funding, Ltd. 4.375% 20267	1,975	2,118
	Boeing Company 4.875% 2025	1,555	1,703
	Boeing Company 3.10% 2026	251	262
	Boeing Company 3.25% 2028	4,000	4,171
	Boeing Company 5.15% 2030	1,100	1,283
	Boeing Company 3.625% 2031	2,950	3,149
	Boeing Company 3.60% 2034	6,250	6,559
	Boeing Company 5.805% 2050	4,000	5,427
	Bombardier, Inc. 7.50% 20247	950	991
	Bombardier, Inc. 7.125% 20267	2,900	3,012
	Bombardier, Inc. 7.875% 20277	5,245	5,446
	Bombardier, Inc. 6.00% 20287	1,010	1,015
	Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,105
	BWX Technologies, Inc. 4.125% 20297	1,025	1,039
	Canadian National Railway Company 3.20% 2046	930	975
	Canadian Pacific Railway, Ltd. 1.75% 2026	1,385	1,391

138American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Canadian Pacific Railway, Ltd. 2.45% 2031	$1,738	$ 1,774
(continued)	Canadian Pacific Railway, Ltd. 3.10% 2051	1,829	1,884
	Clarivate Science Holdings Corp. 3.875% 20287	590	594
	Clarivate Science Holdings Corp. 4.875% 20297	520	528
	CoreLogic, Inc. 4.50% 20287	6,075	6,061
	Covert Mergeco, Inc. 4.875% 20297	680	691
	CSX Corp. 4.25% 2029	1,062	1,195
	CSX Corp. 4.30% 2048	1,125	1,377
	CSX Corp. 2.50% 2051	1,125	1,043
	General Electric Capital Corp. 4.418% 2035	649	776
	Honeywell International, Inc. 2.30% 2024	2,640	2,729
	Honeywell International, Inc. 1.35% 2025	5,947	5,975
	Honeywell International, Inc. 2.70% 2029	1,470	1,541
	Icahn Enterprises Finance Corp. 4.75% 2024	2,090	2,171
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,509
	LSC Communications, Inc. 8.75% 20233,4,7,14	4,063	39
	Masco Corp. 1.50% 2028	774	750
	Masco Corp. 2.00% 2031	497	477
	Masco Corp. 3.125% 2051	230	229
	MasTec, Inc. 4.50% 20287	1,425	1,482
	Meritor, Inc. 4.50% 20287	1,025	1,029
	Norfolk Southern Corp. 3.05% 2050	2,746	2,805
	Northrop Grumman Corp. 2.93% 2025	1,820	1,897
	Northrop Grumman Corp. 3.25% 2028	3,495	3,744
	Otis Worldwide Corp. 2.293% 2027	2,135	2,177
	Raytheon Technologies Corp. 1.90% 2031	2,615	2,526
	Raytheon Technologies Corp. 2.82% 2051	3,000	2,904
	Roller Bearing Company of America, Inc. 4.375% 20297	195	199
	Rolls-Royce PLC 5.75% 20277	765	847
	Siemens AG 1.20% 20267	3,887	3,827
	Siemens AG 1.70% 20287	3,700	3,671
	SkyMiles IP, Ltd. 4.75% 20287	3,475	3,797
	The Brink’s Co. 4.625% 20277	2,385	2,459
	TransDigm, Inc. 6.25% 20267	3,476	3,617
	TransDigm, Inc. 5.50% 2027	2,200	2,270
	Triumph Group, Inc. 6.25% 20247	970	977
	Triumph Group, Inc. 8.875% 20247	1,002	1,094
	Triumph Group, Inc. 7.75% 20257	875	869
	Union Pacific Corp. 3.15% 2024	1,133	1,182
	Union Pacific Corp. 2.15% 2027	2,318	2,382
	Union Pacific Corp. 2.40% 2030	2,414	2,463
	Union Pacific Corp. 2.375% 2031	650	663
	Union Pacific Corp. 2.891% 2036	1,650	1,732
	Union Pacific Corp. 2.95% 2052	4,719	4,787
	Union Pacific Corp. 3.75% 2070	546	621
	Union Pacific Corp. 3.799% 2071	545	633
	United Airlines Holdings, Inc. 6.50% 20277	2,200	2,352
	United Airlines, Inc. 4.625% 20297	2,225	2,299
	United Rentals, Inc. 3.875% 2031	2,050	2,084
	United Technologies Corp. 3.65% 2023	52	54
	United Technologies Corp. 3.95% 2025	3,155	3,424
	United Technologies Corp. 4.125% 2028	1,075	1,204
	Vertical U.S. Newco, Inc. 5.25% 20277	2,000	2,105
	Vinci SA 3.75% 20297	1,167	1,276
	WESCO Distribution, Inc. 7.125% 20257	1,210	1,284
			166,997

American Funds Insurance Series	139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	AEP Transmission Co. LLC 3.75% 2047	$2,390	$ 2,696
0.49%	Ameren Corp. 2.50% 2024	969	996
	American Electric Power Company, Inc. 2.95% 2022	3,020	3,069
	Calpine Corp. 3.75% 20317	1,975	1,906
	CenterPoint Energy, Inc. 3.85% 2024	1,638	1,717
	Comisión Federal de Electricidad 4.75% 20277	645	715
	Commonwealth Edison Co. 4.35% 2045	1,085	1,320
	Commonwealth Edison Co. 4.00% 2048	2,600	3,044
	Consolidated Edison Company of New York, Inc. 3.60% 2061	5,380	5,694
	Consumers Energy Co. 4.05% 2048	3,017	3,608
	Dominion Resources, Inc. 2.85% 2026	750	783
	Dominion Resources, Inc., junior subordinated, 3.071% 202411	1,775	1,838
	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,396
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,538
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,272
	Duke Energy Progress, LLC 3.70% 2046	457	512
	Duke Energy Progress, LLC 2.50% 2050	202	187
	Duke Energy Progress, LLC 2.90% 2051	91	90
	Edison International 3.55% 2024	2,200	2,303
	EDP Finance BV 3.625% 20247	4,100	4,305
	Electricité de France SA 4.75% 20357	1,250	1,476
	Electricité de France SA 4.875% 20387	2,750	3,337
	Electricité de France SA 5.60% 2040	525	691
	Emera US Finance LP 3.55% 2026	320	341
	Enersis Américas SA 4.00% 2026	245	261
	Entergy Corp. 2.80% 2030	3,325	3,388
	Entergy Texas, Inc. 1.75% 2031	3,650	3,427
	Eversource Energy 3.80% 2023	2,730	2,867
	Exelon Corp., junior subordinated, 3.497% 202211	1,075	1,085
	FirstEnergy Corp. 3.40% 2050	6,975	6,853
	FirstEnergy Transmission LLC 2.866% 20287	675	677
	Northern States Power Co. 4.125% 2044	6,000	7,186
	NRG Energy, Inc. 3.625% 20317	2,600	2,539
	Pacific Gas and Electric Co. 1.75% 2022	1,575	1,575
	Pacific Gas and Electric Co. 2.10% 2027	125	121
	Pacific Gas and Electric Co. 2.50% 2031	4,750	4,530
	Pacific Gas and Electric Co. 3.30% 2040	100	93
	Pacific Gas and Electric Co. 4.20% 2041	9,100	9,174
	Pacific Gas and Electric Co. 3.50% 2050	2,500	2,322
	PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,624
	PG&E Corp. 5.00% 2028	3,750	3,951
	PG&E Corp. 5.25% 2030	3,400	3,572
	Public Service Company of Colorado 1.875% 2031	2,775	2,701
	Public Service Electric and Gas Co. 3.60% 2047	548	617
	Public Service Electric and Gas Co. 3.15% 2050	2,451	2,577
	Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,927
	Southern California Edison Co. 2.85% 2029	4,450	4,608
	Southern California Edison Co. 6.00% 2034	2,500	3,247
	Southern California Edison Co. 5.35% 2035	3,000	3,741
	Southern California Edison Co. 5.75% 2035	675	870
	Southern California Edison Co. 4.00% 2047	456	504
	Southern California Edison Co. 3.65% 2050	3,652	3,874
	Talen Energy Corp. 7.25% 20277	4,775	4,231
	Talen Energy Supply, LLC 7.625% 20287	3,030	2,701
	Union Electric Co. 2.625% 2051	5,625	5,407
	Venture Global Calcasieu Pass, LLC 3.875% 20297	1,030	1,070
	Virginia Electric and Power Co. 3.80% 2028	2,000	2,191
	Virginia Electric and Power Co. 4.60% 2048	2,650	3,389
	Xcel Energy, Inc. 2.60% 2029	1,950	1,995

			148,729

140American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Alcoa Netherlands Holding BV 4.125% 20297	$ 950	$980
0.43%	Allegheny Technologies, Inc. 4.875% 2029	490	491
	Allegheny Technologies, Inc. 5.125% 2031	875	883
	Anglo American Capital PLC 2.25% 20287	484	476
	Anglo American Capital PLC 2.625% 20307	5,000	4,909
	Anglo American Capital PLC 3.95% 20507	2,281	2,428
	Arconic Rolled Products Corp. 6.125% 20287	750	799
	Ball Corp. 3.125% 2031	3,520	3,481
	Canpack SA / Canpack US, LLC 3.875% 20297	935	914
	Chevron Phillips Chemical Co. LLC 3.30% 20237	595	613
	Cleveland-Cliffs, Inc. 5.875% 2027	10,500	10,944
	Cleveland-Cliffs, Inc. 4.625% 20297	1,825	1,864
	Cleveland-Cliffs, Inc. 4.875% 20317	2,051	2,134
	CVR Partners LP 9.25% 20237	236	238
	CVR Partners LP 6.125% 20287	745	787
	Dow Chemical Co. 3.625% 2026	1,884	2,032
	Dow Chemical Co. 3.60% 2050	1,328	1,442
	First Quantum Minerals, Ltd. 6.50% 20247	3,704	3,754
	First Quantum Minerals, Ltd. 7.50% 20257	11,350	11,690
	First Quantum Minerals, Ltd. 6.875% 20267	3,625	3,770
	First Quantum Minerals, Ltd. 6.875% 20277	3,240	3,491
	Freeport-McMoRan, Inc. 4.25% 2030	2,125	2,245
	FXI Holdings, Inc. 7.875% 20247	726	740
	FXI Holdings, Inc. 12.25% 20267	4,392	4,947
	Glencore Funding LLC 4.125% 20247	945	994
	Hexion, Inc. 7.875% 20277	2,045	2,159
	International Flavors & Fragrances, Inc. 1.832% 20277	5,400	5,305
	International Flavors & Fragrances, Inc. 3.468% 20507	2,285	2,399
	International Paper Co. 7.30% 2039	2,005	3,078
	Joseph T. Ryerson & Son, Inc. 8.50% 20287	765	833
	LSB Industries, Inc. 6.25% 20287	860	896
	LYB International Finance III, LLC 2.25% 2030	1,198	1,193
	LYB International Finance III, LLC 3.375% 2040	5,848	6,104
	LYB International Finance III, LLC 3.625% 2051	5,787	6,141
	LYB International Finance III, LLC 3.80% 2060	1,186	1,257
	Methanex Corp. 5.125% 2027	6,000	6,306
	Mosaic Co. 3.25% 2022	1,125	1,147
	Mosaic Co. 4.05% 2027	1,050	1,160
	Nova Chemicals Corp. 4.25% 20297	1,875	1,885
	Novelis Corp. 3.875% 20317	1,115	1,110
	Praxair, Inc. 1.10% 2030	2,938	2,748
	Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,837	1,825
	SCIH Salt Holdings, Inc. 4.875% 20287	1,185	1,139
	SCIH Salt Holdings, Inc. 6.625% 20297	1,230	1,152
	Sherwin-Williams Company 2.75% 2022	29	29
	Sherwin-Williams Company 3.125% 2024	275	287
	Sherwin-Williams Company 3.80% 2049	5,208	5,882
	Venator Materials Corp. 5.75% 20257	5,845	5,617
	Venator Materials Corp. 9.50% 20257	1,495	1,636
	Warrior Met Coal, Inc. 7.875% 20287	2,900	2,977
	Westlake Chemical Corp. 4.375% 2047	500	589

			131,900

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	341
0.41%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,348
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,003
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,423
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,854
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	531
American Funds Insurance Series	141

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	American Campus Communities, Inc. 3.75% 2023	$3,055	$ 3,139
(continued)	American Campus Communities, Inc. 4.125% 2024	2,075	2,218
	American Campus Communities, Inc. 3.625% 2027	9,545	10,205
	American Campus Communities, Inc. 3.875% 2031	331	367
	American Tower Corp. 1.45% 2026	2,369	2,321
	American Tower Corp. 1.60% 2026	2,347	2,325
	American Tower Corp. 3.55% 2027	1,425	1,523
	American Tower Corp. 1.50% 2028	2,500	2,394
	American Tower Corp. 3.60% 2028	1,000	1,078
	American Tower Corp. 2.30% 2031	3,249	3,159
	American Tower Corp. 2.95% 2051	3,250	3,087
	Brandywine Operating Partnership LP 3.95% 2023	1,070	1,096
	Brookfield Property REIT, Inc. 5.75% 20267	2,575	2,668
	Diversified Healthcare Trust 4.375% 2031	2,750	2,645
	Equinix, Inc. 1.45% 2026	2,787	2,734
	Equinix, Inc. 2.90% 2026	1,144	1,186
	Equinix, Inc. 1.80% 2027	1,295	1,275
	Equinix, Inc. 1.55% 2028	3,175	3,057
	Equinix, Inc. 2.00% 2028	2,234	2,194
	Equinix, Inc. 3.20% 2029	1,552	1,633
	Equinix, Inc. 2.50% 2031	1,710	1,711
	Equinix, Inc. 3.00% 2050	912	875
	Equinix, Inc. 3.40% 2052	2,731	2,791
	Essex Portfolio LP 3.875% 2024	1,000	1,053
	Essex Portfolio LP 3.50% 2025	6,825	7,211
	Extra Space Storage, Inc. 2.35% 2032	1,385	1,348
	Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,309
	Host Hotels & Resorts LP 4.50% 2026	355	383
	Howard Hughes Corp. 5.375% 20287	1,450	1,546
	Howard Hughes Corp. 4.125% 20297	1,860	1,887
	Howard Hughes Corp. 4.375% 20317	2,615	2,645
	Invitation Homes Operating Partnership LP 2.00% 2031	2,401	2,264
	Iron Mountain, Inc. 5.25% 20307	3,785	3,995
	Iron Mountain, Inc. 4.50% 20317	2,650	2,683
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,709
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	1,157
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,260	2,331
	Park Intermediate Holdings LLC 4.875% 20297	2,280	2,335
	Public Storage 2.37% 2022	565	572
	Public Storage 0.875% 2026	592	577
	Public Storage 1.50% 2026	2,724	2,719
	Public Storage 1.85% 2028	2,490	2,487
	Public Storage 1.95% 2028	2,027	2,022
	Public Storage 2.30% 2031	2,493	2,518
	Realogy Corp. 5.75% 20297	2,260	2,320
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20297	1,300	1,302
	RLJ Lodging Trust, LP 4.00% 20297	1,240	1,229
	Scentre Group 3.25% 20257	1,000	1,053
	Scentre Group 3.50% 20257	3,075	3,240
	Scentre Group 3.75% 20277	2,430	2,619
	Sun Communities Operating LP 2.30% 2028	1,845	1,844
	Sun Communities Operating LP 2.70% 2031	876	870
	UDR, Inc. 2.95% 2026	760	791

			126,200

Information	Adobe, Inc. 1.90% 2025	366	375
technology	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 202512,13	4,150	4,151
0.34%	Analog Devices, Inc. 1.70% 2028	1,286	1,283
	Analog Devices, Inc. 2.10% 2031	1,212	1,216

142American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Analog Devices, Inc. 2.80% 2041	$2,961	$ 3,001
technology	Analog Devices, Inc. 2.95% 2051	1,955	2,013
(continued)	Apple, Inc. 3.00% 2024	625	651
	Apple, Inc. 0.70% 2026	2,500	2,451
	Apple, Inc. 3.35% 2027	40	43
	Apple, Inc. 1.20% 2028	5,000	4,859
	Apple, Inc. 1.65% 2031	2,500	2,443
	Avaya, Inc. 6.125% 20287	1,600	1,699
	Booz Allen Hamilton, Inc. 4.00% 20297	1,000	1,034
	Broadcom, Inc. 1.95% 20287	1,407	1,392
	Broadcom, Inc. 2.45% 20317	2,452	2,407
	Broadcom, Inc. 2.60% 20337	2,524	2,464
	Broadcom, Inc. 3.469% 20347	5,181	5,430
	Broadcom, Inc. 3.50% 20417	3,948	4,059
	Broadcom, Inc. 3.75% 20517	2,604	2,729
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 202312,13	1,325	1,314
	Diebold Nixdorf, Inc. 9.375% 20257	5,675	6,117
	Diebold, Inc. 8.50% 2024	1,400	1,402
	Fidelity National Information Services, Inc. 3.10% 2041	302	306
	Fiserv, Inc. 3.50% 2029	1,030	1,109
	Fiserv, Inc. 2.65% 2030	7,348	7,465
	Gartner, Inc. 4.50% 20287	650	680
	Intuit, Inc. 0.95% 2025	1,530	1,509
	Intuit, Inc. 1.35% 2027	1,395	1,365
	Intuit, Inc. 1.65% 2030	1,845	1,782
	Mastercard, Inc. 2.00% 2031	3,874	3,866
	Microsoft Corp. 2.921% 2052	4,814	5,124
	MoneyGram International, Inc. 5.375% 20267	750	762
	Oracle Corp. 3.65% 2041	2,250	2,278
	Oracle Corp. 3.95% 2051	1,826	1,899
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,483
	PayPal Holdings, Inc. 2.30% 2030	2,200	2,237
	Sabre GLBL, Inc. 7.375% 20257	728	762
	Sabre Holdings Corp. 9.25% 20257	1,197	1,354
	salesforce.com, inc. 1.50% 2028	3,200	3,163
	salesforce.com, inc. 1.95% 2031	1,625	1,611
	salesforce.com, inc. 2.70% 2041	1,875	1,876
	Square, Inc. 3.50% 20317	2,325	2,387
	Synaptics, Inc. 4.00% 20297	875	889
	Unisys Corp. 6.875% 20277	725	786
	VeriSign, Inc. 2.70% 2031	625	629
	Veritas Holdings, Ltd. 7.50% 20257	2,860	2,964
	Viavi Solutions, Inc. 3.75% 20297	725	726
	Xerox Corp. 5.00% 20257	2,425	2,573
			105,118

Consumer staples	7-Eleven, Inc. 0.80% 20247	1,700	1,681
0.33%	7-Eleven, Inc. 0.95% 20267	825	800
	7-Eleven, Inc. 1.30% 20287	2,500	2,383
	Albertsons Companies, Inc. 3.50% 20297	1,385	1,390
	Altria Group, Inc. 4.40% 2026	231	255
	Altria Group, Inc. 5.80% 2039	2,820	3,395
	Altria Group, Inc. 3.40% 2041	1,500	1,386
	Altria Group, Inc. 4.50% 2043	3,000	3,116
	Altria Group, Inc. 5.95% 2049	490	613
	Altria Group, Inc. 3.70% 2051	1,500	1,401
	Anheuser-Busch InBev NV 4.00% 2028	845	940
	Anheuser-Busch InBev NV 5.45% 2039	5,000	6,555
	Anheuser-Busch InBev NV 4.35% 2040	2,500	2,944
American Funds Insurance Series	143

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Anheuser-Busch InBev NV 4.60% 2048	$1,500	$1,838
(continued)	British American Tobacco PLC 3.222% 2024	2,826	2,939
	British American Tobacco PLC 3.215% 2026	3,323	3,462
	British American Tobacco PLC 4.39% 2037	3,109	3,281
	British American Tobacco PLC 4.54% 2047	940	985
	Central Garden & Pet Co. 4.125% 20317	1,395	1,404
	Coca-Cola Company 1.00% 2028	940	904
	Conagra Brands, Inc. 1.375% 2027	4,615	4,411
	Constellation Brands, Inc. 3.20% 2023	1,029	1,051
	Constellation Brands, Inc. 3.60% 2028	625	675
	Constellation Brands, Inc. 2.25% 2031	1,487	1,455
	Coty, Inc. 4.75% 20297	1,220	1,242
	Imperial Tobacco Finance PLC 3.50% 20237	4,000	4,075
	Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,153
	Kimberly-Clark Corp. 3.10% 2030	329	355
	Kraft Heinz Company 3.875% 2027	1,475	1,595
	Kraft Heinz Company 4.375% 2046	560	657
	Kraft Heinz Company 4.875% 2049	3,760	4,732
	Kronos Acquisition Holdings, Inc. 5.00% 20267	1,695	1,676
	Lamb Weston Holdings, Inc. 4.125% 20307	2,210	2,272
	PepsiCo, Inc. 1.95% 2031	3,001	3,003
	PepsiCo, Inc. 2.625% 2041	5,000	5,069
	PepsiCo, Inc. 2.75% 2051	2,500	2,569
	Philip Morris International, Inc. 2.375% 2022	1,960	1,979
	Philip Morris International, Inc. 2.625% 2022	1,670	1,672
	Philip Morris International, Inc. 2.875% 2024	788	820
	Philip Morris International, Inc. 3.25% 2024	2,000	2,117
	Philip Morris International, Inc. 0.875% 2026	2,990	2,885
	Philip Morris International, Inc. 3.375% 2029	788	850
	Philip Morris International, Inc. 1.75% 2030	2,956	2,816
	Post Holdings, Inc. 4.625% 20307	2,886	2,945
	Prestige Brands International, Inc. 3.75% 20317	1,115	1,083
	Reckitt Benckiser Group PLC 2.375% 20227	1,125	1,134
	Reynolds American, Inc. 5.85% 2045	2,030	2,472
	Simmons Foods, Inc. 4.625% 20297	560	553
			101,988

	Total corporate bonds, notes & loans		1,988,931
Mortgage-backed obligations 4.67%

Federal agency	Fannie Mae Pool #AD7072 4.00% 202516	3	3
mortgage-backed	Fannie Mae Pool #AE3069 4.00% 202516	2	2
obligations	Fannie Mae Pool #AE2321 4.00% 202516	1	1
4.17%	Fannie Mae Pool #AH6431 4.00% 202616	280	295
	Fannie Mae Pool #890329 4.00% 202616	45	47
	Fannie Mae Pool #AH5618 4.00% 202616	3	3
	Fannie Mae Pool #AH0829 4.00% 202616	2	2
	Fannie Mae Pool #MA1109 4.00% 202716	4	4
	Fannie Mae Pool #MA3653 3.00% 202916	33	35
	Fannie Mae Pool #AL8347 4.00% 202916	324	341
	Fannie Mae Pool #254767 5.50% 203316	253	287
	Fannie Mae Pool #555956 5.50% 203316	165	187
	Fannie Mae Pool #BN1085 4.00% 203416	486	512
	Fannie Mae Pool #BN3172 4.00% 203416	173	181
	Fannie Mae Pool #AS8554 3.00% 203616	7,252	7,616
	Fannie Mae Pool #929185 5.50% 203616	412	470
	Fannie Mae Pool #893641 6.00% 203616	924	1,071
	Fannie Mae Pool #893688 6.00% 203616	200	232
	Fannie Mae Pool #907239 6.00% 203616	57	66
	Fannie Mae Pool #AD0249 5.50% 203716	137	155

144American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #190379 5.50% 203716	$69	$79
mortgage-backed	Fannie Mae Pool #924952 6.00% 203716	989	1,146
obligations	Fannie Mae Pool #888292 6.00% 203716	693	804
(continued)	Fannie Mae Pool #928031 6.00% 203716	83	96
	Fannie Mae Pool #888637 6.00% 203716	12	14
	Fannie Mae Pool #AD0119 6.00% 203816	1,190	1,381
	Fannie Mae Pool #AD0095 6.00% 203816	870	1,009
	Fannie Mae Pool #995674 6.00% 203816	403	467
	Fannie Mae Pool #AE0021 6.00% 203816	351	408
	Fannie Mae Pool #AL7164 6.00% 203816	226	256
	Fannie Mae Pool #AB0538 6.00% 203816	147	170
	Fannie Mae Pool #995391 6.00% 203816	23	27
	Fannie Mae Pool #889983 6.00% 203816	23	26
	Fannie Mae Pool #995224 6.00% 203816	10	12
	Fannie Mae Pool #AD0833 6.00% 203916	1	1
	Fannie Mae Pool #AL0013 6.00% 204016	225	261
	Fannie Mae Pool #AL0309 6.00% 204016	77	89
	Fannie Mae Pool #MA4387 2.00% 204116	8,492	8,632
	Fannie Mae Pool #AB4536 6.00% 204116	537	619
	Fannie Mae Pool #AL7228 6.00% 204116	304	344
	Fannie Mae Pool #AP2131 3.50% 204216	3,668	3,948
	Fannie Mae Pool #AU8813 4.00% 204316	2,596	2,886
	Fannie Mae Pool #AU9348 4.00% 204316	1,463	1,627
	Fannie Mae Pool #AU9350 4.00% 204316	1,214	1,334
	Fannie Mae Pool #AL8773 3.50% 204516	6,332	6,826
	Fannie Mae Pool #AL8354 3.50% 204516	1,629	1,753
	Fannie Mae Pool #BC4764 3.00% 204616	13,533	14,210
	Fannie Mae Pool #AS8310 3.00% 204616	431	459
	Fannie Mae Pool #AL8522 3.50% 204616	3,405	3,664
	Fannie Mae Pool #BD9699 3.50% 204616	1,686	1,804
	Fannie Mae Pool #BD9307 4.00% 204616	1,531	1,657
	Fannie Mae Pool #BC7611 4.00% 204616	221	240
	Fannie Mae Pool #BM1179 3.00% 204716	553	587
	Fannie Mae Pool #BE1290 3.50% 204716	2,539	2,716
	Fannie Mae Pool #CA0770 3.50% 204716	1,927	2,042
	Fannie Mae Pool #MA3211 4.00% 204716	3,617	3,875
	Fannie Mae Pool #257036 7.00% 204716	6	7
	Fannie Mae Pool #256975 7.00% 204716	2	2
	Fannie Mae Pool #FM3278 3.50% 204816	21,298	22,558
	Fannie Mae Pool #BK7655 3.931% 204813,16	449	465
	Fannie Mae Pool #CA2377 4.00% 204816	8,224	8,762
	Fannie Mae Pool #BK6971 4.00% 204816	112	120
	Fannie Mae Pool #BK5255 4.00% 204816	17	18
	Fannie Mae Pool #MA3277 4.00% 204816	14	15
	Fannie Mae Pool #CA2493 4.50% 204816	987	1,061
	Fannie Mae Pool #CA4756 3.00% 204916	2,048	2,152
	Fannie Mae Pool #BK8767 4.00% 204916	97	105
	Fannie Mae Pool #CB2375 2.50% 205116	8,608	8,854
	Fannie Mae Pool #CB2319 2.50% 205116	209	216
	Fannie Mae Pool #CB2372 2.50% 205116	100	103
	Fannie Mae Pool #BT9510 2.50% 205116	100	103
	Fannie Mae Pool #BT9483 2.50% 205116	100	103
	Fannie Mae Pool #FM8453 3.00% 205116	5,445	5,768
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 204116	102	116
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 204116	29	34
	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 202213,16	808	815
	Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202216	547	549
	Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202216	59	59
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.123% 202313,16	4,068	4,183
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 202313,16	2,921	3,038
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 202413,16	5,268	5,474
American Funds Insurance Series	145

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.489% 202413,16		$ 2,456	$ 2,555
mortgage-backed	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.466% 202613,16		8,957	9,340
obligations	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 202713,16		2,891	3,063
(continued)	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 203616		51	46
	Freddie Mac Pool #C91912 3.00% 203716		13,210	13,890
	Freddie Mac Pool #G03978 5.00% 203816		516	585
	Freddie Mac Pool #G04553 6.50% 203816		62	70
	Freddie Mac Pool #G08347 4.50% 203916		82	90
	Freddie Mac Pool #C03518 5.00% 204016		702	789
	Freddie Mac Pool #Q05807 4.00% 204216		2,034	2,236
	Freddie Mac Pool #Q23185 4.00% 204316		1,551	1,725
	Freddie Mac Pool #Q23190 4.00% 204316		944	1,034
	Freddie Mac Pool #760014 2.843% 204513,16		239	248
	Freddie Mac Pool #Q37988 4.00% 204516		7,064	7,738
	Freddie Mac Pool #G60344 4.00% 204516		6,100	6,717
	Freddie Mac Pool #Z40130 3.00% 204616		5,192	5,515
	Freddie Mac Pool #Q41090 4.50% 204616		344	375
	Freddie Mac Pool #Q41909 4.50% 204616		338	366
	Freddie Mac Pool #760015 2.627% 204713,16		581	599
	Freddie Mac Pool #Q46021 3.50% 204716		1,181	1,258
	Freddie Mac Pool #SI2002 4.00% 204816		3,139	3,356
	Freddie Mac Pool #SD7507 3.00% 204916		2,269	2,388
	Freddie Mac Pool #SD7528 2.00% 205016		20,064	20,116
	Freddie Mac Pool #SD7545 2.50% 205116		7,793	8,046
	Freddie Mac Pool #RA6483 2.50% 205116		7,454	7,675
	Freddie Mac Pool #QD3220 2.50% 205116		100	103
	Freddie Mac Pool #RA5971 3.00% 205116		7,519	7,929
	Freddie Mac, Series T041, Class 3A, 4.718% 203213,16		208	227
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202516		4,265	4,452
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 202516		4,000	4,254
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 202513,16		9,778	10,541
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202616		10,050	10,545
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202616		7,370	7,868
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202716		4,755	5,132
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202816		3,237	3,670
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00%	205616	6,325	6,534
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	205613,16	6,251	6,449
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	205613,16	3,128	3,226
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA,
	3.25%	205613,16	1,358	1,404
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	205713,16	1,066	1,121
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	205716	2,318	2,405
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	205716	2,256	2,386
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	205716	882	938
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	205816	11,751	12,263
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00%	205916	6,547	6,762
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	202816	2,621	2,704
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75%	202916	3,395	3,505
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1,
	3.50%	202916	5,162	5,368

146American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2,
mortgage-backed	3.50% 202916	$ 2,455	$2,600
obligations	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3,
(continued)	3.402% 202713,16	473	481
	Government National Mortgage Assn. 2.00% 205216,17	63,224	63,799
	Government National Mortgage Assn. 2.00% 205216,17	16,310	16,429
	Government National Mortgage Assn. 2.50% 205216,17	4,876	4,973
	Government National Mortgage Assn. 2.50% 205216,17	990	1,014
	Government National Mortgage Assn. 3.00% 205216,17	35,782	37,025
	Government National Mortgage Assn. 3.50% 205216,17	26,752	27,858
	Government National Mortgage Assn. 4.00% 205216,17	9,238	9,728
	Government National Mortgage Assn. Pool #BD7245 4.00% 204816	628	666
	Government National Mortgage Assn. Pool #MA5652 4.50% 204816	489	518
	Government National Mortgage Assn. Pool #MA5876 4.00% 204916	7,322	7,727
	Government National Mortgage Assn. Pool #MA5986 4.00% 204916	940	991
	Government National Mortgage Assn. Pool #MA5764 4.50% 204916	13,796	14,585
	Government National Mortgage Assn. Pool #MA5877 4.50% 204916	4,622	4,886
	Government National Mortgage Assn. Pool #MA6092 4.50% 204916	3,048	3,222
	Government National Mortgage Assn. Pool #MA5711 4.50% 204916	839	888
	Government National Mortgage Assn. Pool #MA6602 4.50% 205016	293	310
	Government National Mortgage Assn. Pool #MA7419 3.00% 205116	28,849	29,893
	Government National Mortgage Assn. Pool #MA7259 4.50% 205116	2,634	2,797
	Government National Mortgage Assn. Pool #MA7316 4.50% 205116	766	813
	Uniform Mortgage-Backed Security 1.50% 203716,17	11,973	11,985
	Uniform Mortgage-Backed Security 1.50% 203716,17	7,822	7,844
	Uniform Mortgage-Backed Security 2.00% 203716,17	27,501	28,161
	Uniform Mortgage-Backed Security 2.00% 203716,17	24,668	25,217
	Uniform Mortgage-Backed Security 2.50% 203716,17	638	659
	Uniform Mortgage-Backed Security 3.00% 203716,17	16,342	17,088
	Uniform Mortgage-Backed Security 2.00% 205216,17	133,694	132,713
	Uniform Mortgage-Backed Security 2.00% 205216,17	12,473	12,408
	Uniform Mortgage-Backed Security 2.50% 205216,17	105,086	106,716
	Uniform Mortgage-Backed Security 2.50% 205216,17	40,552	41,273
	Uniform Mortgage-Backed Security 3.00% 205216,17	162,650	168,512
	Uniform Mortgage-Backed Security 3.50% 205216,17	85,313	89,818
	Uniform Mortgage-Backed Security 4.00% 205216,17	10,520	11,190
	Uniform Mortgage-Backed Security 4.50% 205216,17	41,792	44,776
			1,280,828

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 206316	2,909	2,968
mortgage-backed	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A,
securities	0.96% 20367,13,16	2,000	2,001
0.33%	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 205116	1,000	1,080
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 205316	2,960	2,983
	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 20267,13,16	5,254	5,255
	BX Trust, Series 2021-SDMF, Class A,
	(1-month USD-LIBOR + 0.589%) 0.699% 20347,13,16	5,954	5,893
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 20367,13,16	4,505	4,496
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 1.009% 20367,13,16	7,968	7,965
	BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.06% 20367,13,16	679	676
	BX Trust, Series 2021-ARIA, Class B,
	(1-month USD-LIBOR + 1.297%) 1.407% 20367,13,16	5,968	5,964
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 20387,13,16	7,538	7,506
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.98% 20387,13,16	1,361	1,355
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.21% 20387,13,16	1,229	1,224
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 204816	748	766
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 205016	4,735	5,050
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 204816	1,065	1,107
American Funds Insurance Series	147

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Extended Stay America Trust, Series 2021-ESH, Class A,
mortgage-backed	(1-month USD-LIBOR + 1.08%) 1.19% 20387,13,16	$ 1,566	$1,570
securities	Extended Stay America Trust, Series 2021-ESH, Class B,
(continued)	(1-month USD-LIBOR + 1.38%) 1.49% 20387,13,16	1,429	1,432
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 1.81% 20387,13,16	1,493	1,496
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20407,16	3,795	3,798
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 205316	2,489	2,527
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A,
	2.287% 20427,16	1,431	1,435
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 1.16% 20387,13,16	3,572	3,576
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B,
	(1-month USD-LIBOR + 1.40%) 1.51% 20387,13,16	1,904	1,905
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 20397,16	13,772	13,747
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 0.911% 20267,13,16	3,950	3,948
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB,
	3.557% 204716	768	798
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB,
	3.04% 204816	815	835
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 20417,16	3,987	4,090
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 0.841% 20387,13,16	4,808	4,793
			102,239

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20487,13,16	1,574	1,567
mortgage-backed	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
obligations (privately	(1-month USD-LIBOR + 1.60%) 1.702% 20297,13,16	3,251	3,253
originated)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20687,13,16	1,560	1,603
0.17%	Connecticut Avenue Securities, Series 2021-R01, Class 1M1,
	(1-month USD-SOFR + 0.75%) 0.80% 20417,13,16	1,013	1,013
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20377,16	4,191	4,229
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20607,13,16	2,557	2,572
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203416	172	182
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20697,16	7,810	8,559
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 20697,16	2,724	3,036
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 20267,16	4,491	4,449
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20597,13,16	4,138	4,152
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20597,13,16	1,216	1,221
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20597,13,16	531	532
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 203416	352	366
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 0.952% 20557,13,16	4,040	4,037
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.101% 20237,13,16	2,862	2,865
	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.70%) 1.786% 20227,13,16	5,219	5,224
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20637,13,16	566	567
	Station Place Securitization Trust, Series 2021-WL2, Class A,
	(1-month USD-LIBOR + 0.70%) 0.802% 20547,13,16	1,300	1,301
			50,728

	Total mortgage-backed obligations		1,433,795

148American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations 1.29%

Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20247,16	$ 1,920	$ 1,960
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20247,16	1,114	1,156
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 20257,16	3,100	3,271
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 20277,16	13,378	13,166
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20277,16	539	546
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20277,16	138	143
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 20267,16	2,248	2,240
Allegro CLO, Ltd., Series 2016-1A, Class AR2,
(3-month USD-LIBOR + 0.95%) 1.074% 20307,13,16	2,538	2,538
Allegro CLO, Ltd., Series 2017-1A, Class AR,
(3-month USD-LIBOR + 0.95%) 1.072% 20307,13,16	1,639	1,639
Ares CLO, Ltd., Series 2017-42A, Class AR,
(3-month USD-LIBOR + 0.92%) 1.048% 20287,13,16	3,510	3,510
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
(3-month USD-LIBOR + 1.00%) 1.16% 20307,13,16	3,660	3,660
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 20337,16	784	779
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.868% 20377,16	5,062	5,026
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 20417,16	881	871
Cent CLO, Ltd., Series 2014-21A, Class AR,
(3-month USD-LIBOR + 0.97%) 1.105% 20307,13,16	5,185	5,183
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20607,16	5,261	5,223
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20607,16	1,783	1,754
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20607,16	911	911
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20607,16	170	170
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20617,16	6,175	6,066
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 20617,16	793	782
CLI Funding VI LLC, Series 2020-2A, Class A, 2.03% 20457,16	1,648	1,638
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07% 20457,16	1,348	1,341
CLI Funding VI LLC, Series 2020-1A, Class A, 2.08% 20457,16	6,077	6,057
CLI Funding VI LLC, Series 2020-3A, Class B, 3.30% 20457,16	858	864
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 20467,16	1,813	1,774
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20227,13,16	27	27
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20297,16	2,964	2,988
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202516	643	649
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 202616	2,262	2,280
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20257,16	70	70
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R,
(3-month USD-LIBOR + 0.98%) 1.104% 20287,13,16	5,478	5,477
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 20457,16	431	424
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20377,16	6,049	5,902
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20307,16	4,825	5,015
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20307,16	6,000	6,293
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20317,16	8,861	9,029
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20317,16	9,605	10,127
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20457,16	816	819
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 20457,16	328	331
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20397,16	2,810	3,001
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 20407,16	11,791	11,784
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20407,16	14,893	14,934
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 20407,16	616	620
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 20417,16	4,545	4,480
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 20417,16	6,744	6,673
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 20417,16	534	527
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 20233,7,16	5,930	5,917
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 20257,16	8,452	8,380
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 20257,16	634	629
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 20257,16	405	401
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 20277,16	9,163	9,047
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 20277,16	685	680
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 20277,16	429	427
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 202316	1,011	1,019
American Funds Insurance Series	149

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3,
(3-month USD-LIBOR + 1.00%) 1.124% 20297,13,16	$ 3,028	$ 3,028
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 20467,16	3,884	3,872
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 1.13% 20307,13,16	5,545	5,542
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 1.274% 20297,13,16	3,533	3,533
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 20267,16	4,700	4,698
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 20267,16	1,900	1,888
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20697,16	6,496	6,405
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 20707,16	6,977	6,957
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 20467,16	6,817	6,809
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 20627,16	13,885	13,682
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20627,16	7,716	7,588
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 20627,16	13,129	12,954
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 20617,16	23,051	22,638
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 20617,16	5,200	5,220
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 1.094% 20307,13,16	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1,
(3-month USD-LIBOR + 0.80%) 0.928% 20297,13,16	10,000	9,995
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2,
(3-month USD-LIBOR + 1.40%) 1.528% 20297,13,16	5,378	5,379
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 1.18% 20287,13,16	2,043	2,044
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.032% 20297,13,16	609	609
Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
(3-month USD-LIBOR + 0.94%) 1.064% 20307,13,16	4,634	4,633
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 202416	9	9
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 202416	345	347
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 202516	1,000	1,030
SMB Private Education Loan Trust, Series 2021-A, Class A2A2,
(1-month USD-LIBOR + 0.73%) 0.84% 20537,13,16	7,547	7,588
Sound Point CLO, Ltd., Series 2017-3A, Class A1R,
(3-month USD-LIBOR + 0.98%) 1.112% 20307,13,16	5,530	5,531
Sound Point CLO, Ltd., Series 2017-2A, Class AR,
(3-month USD-LIBOR + 0.98%) 1.112% 20307,13,16	3,233	3,233
Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
(3-month USD-LIBOR + 1.08%) 1.204% 20307,13,16	2,985	2,985
Sprite, Ltd., Series 2021-1, Class A, 3.75% 20467,16	5,306	5,226
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 20417,16	4,998	4,972
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 20337,16	2,779	2,754
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 20337,16	2,271	2,264
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 20757,16	4,127	4,077
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 20457,16	2,070	2,060
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 20457,16	232	233
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 20457,16	901	897
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 20467,16	1,011	985
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 20467,16	4,828	4,820
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 20467,16	811	788
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20317,16	3,250	3,358
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20337,16	889	887
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 20347,13,16	7,257	7,128
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 20457,16	11,432	11,363
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 20467,16	3,081	3,025
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20247,16	1,035	1,040
		396,057

150American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals 0.12%

California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.02%	Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	$1,200	$ 1,208
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	1,660	1,672
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	499
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	1,193
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,795	2,867

			7,439

Connecticut	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1,
0.00%	4.00% 2044	20	21
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1,
	4.00% 2044	15	15

			36

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,324
0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,357

			10,681

Guam	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
0.00%	3.839% 2036	240	246
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
	4.46% 2043	315	328

			574

Illinois	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured,
0.02%	5.10% 2033	4,125	4,818

Maryland	Community Dev. Administration, Dept. of Housing and Community Dev.,
0.00%	Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	25	25

Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	45	47
0.00%

Nebraska	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
0.00%

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.02%	Series 2021-C, 1.187% 2026	2,865	2,827
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
	Series 2021-C, 1.748% 2028	4,745	4,736

			7,563

Ohio	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
0.02%	(VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,170	5,446

American Funds Insurance Series	151

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals (continued)

South Carolina	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	$10	$11
0.00%

South Dakota	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5
0.00%

Tennessee	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT,
0.00%	4.00% 2043	5	5

	Total municipals		36,665
Federal agency bonds & notes 0.12%

	Fannie Mae 1.875% 2026	13,000	13,366
	Fannie Mae 0.875% 2030	23,958	22,606

			35,972
Bonds & notes of governments & government agencies outside the U.S. 0.11%

	CPPIB Capital, Inc. 2.25% 20227	4,286	4,291
	CPPIB Capital, Inc. 2.75% 20277	6,600	7,058
	European Investment Bank 0.75% 2026	6,194	6,031
	KfW 2.125% 2022	375	376
	Peru (Republic of) 1.862% 2032	2,525	2,310
	Peru (Republic of) 2.78% 2060	3,775	3,322
	Qatar (State of) 3.375% 20247	2,315	2,427
	Qatar (State of) 4.00% 20297	745	841
	Qatar (State of) 4.817% 20497	750	986
	Saudi Arabia (Kingdom of) 3.25% 20307	1,750	1,884
	Saudi Arabia (Kingdom of) 5.25% 20507	1,000	1,319
	United Mexican States 2.659% 2031	2,703	2,644
	United Mexican States 3.771% 2061	1,528	1,412

			34,901

	Total bonds, notes & other debt instruments (cost: $6,243,430,000)		6,393,877
Short-term securities 4.67%		Shares

Money market investments 4.61%

	Capital Group Central Cash Fund 0.09%6,18	14,171,922	1,417,334

Money market investments purchased with collateral from securities on loan 0.06%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%18,19	9,005,168	9,005
	Capital Group Central Cash Fund 0.09%6,18,19	84,913	8,492
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%18,19	606,579	607
			18,104

	Total short-term securities (cost: $1,435,153,000)		1,435,438

	Total investment securities 102.80% (cost: $21,860,615,000)		31,566,673
	Other assets less liabilities (2.80)%		(860,753)

	Net assets 100.00%		$30,705,920

152American Funds Insurance Series

Asset Allocation Fund (continued)

Futures contracts

									Value and
									unrealized
								(depreciation)
							Notional		appreciation
			Number of				amount	at 12/31/2021
Contracts		Type	contracts		Expiration		(000)		(000)

90 Day Euro Dollar Futures		Long	5,758	December 2022			$1,424,457		$ (4,139)
2 Year U.S. Treasury Note Futures		Short	213		March 2022		(46,471)		11
5 Year U.S. Treasury Note Futures		Short	6,473		March 2022		(783,081)		(2,215)
10 Year U.S. Treasury Note Futures		Short	2,173		March 2022		(283,509)		(3,092)
10 Year Ultra U.S. Treasury Note Futures		Short	2,190		March 2022		(320,698)		(5,218)
20 Year U.S. Treasury Bond Futures		Long	677		March 2022		108,616		959
30 Year Ultra U.S. Treasury Bond Futures		Long	198		March 2022		39,031		(542)

									$(14,236)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
							Upfront		Unrealized
						Value at	premium		depreciation
Reference	Financing	Payment	Expiration	Notional	12/31/2021		received	at 12/31/2021
index	rate paid	frequency	date	(000)		(000)	(000)		(000)

CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$82,121		$(1,995)	$(1,947)		$(48)
Investments in affiliates6
		Value of			Net	Net	Value of		Capital gain
		affiliates at			realized	unrealized	affiliates at	Dividend	distributions
		1/1/2021	Additions	Reductions	gain	depreciation	12/31/2021	income	received
		(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.02%
Health care 0.02%
NuCana PLC (ADR)1,2		$13,367	$—	$—	$—	$ (6,281)	$7,086	$—	$—
Consumer discretionary 0.00%
Kontoor Brands, Inc.20		150,072	—	207,653	106,939	(49,358)	—	4,000	—
Total common stocks							7,086
Investment funds 5.27%

Capital Group Central Corporate Bond Fund		—	1,712,809	69,984	182	(25,746)	1,617,261	20,735	14,433
Short-term securities 4.64%
Money market investments 4.61%
Capital Group Central Cash Fund 0.09%18		2,273,691	6,182,455	7,038,774	31	(69)	1,417,334	1,583	—
Money market investments purchased with
collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.09%18,19		—	8,49221				8,492	—22	—
Total short-term securities							1,425,826

Total 9.93%					$107,152	$(81,454)	$3,050,173	$26,318	$14,433

American Funds Insurance Series	153

Asset Allocation Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $19,643,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $99,564,000, which represented

.32% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

7Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,289,651,000, which represented 4.20% of the net assets of the fund.

8Amount less than one thousand.

9All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,414,000, which represented .04% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Step bond; coupon rate may change at a later date.

12Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,054,000, which represented .05% of the net assets of the fund.

13Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

14Scheduled interest and/or principal payment was not received.

15Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

16Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

17Purchased on a TBA basis.

18Rate represents the seven-day yield at 12/31/2021.

19Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

20Affiliated issuer during the reporting period but no longer held at 12/31/2021.

21Represents net activity. Refer to Note 5 for more information on securities lending.

22Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$ 50,000	$ 50,000.16%
Rotech Healthcare, Inc.	9/26/2013	6,949	19,887.07

Total private placement securities		$56,949	$69,887.23%
Key to abbreviations and symbol

ADR = American Depositary Receipts	Dev. = Development
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	Ref. = Refunding
CLO = Collateralized Loan Obligations	Rev. = Revenue
CMO = Collateralized Mortgage Obligations	SOFR = Secured Overnight Financing Rate
DAC = Designated Activity Company	TBA = To-be-announced
Dept. = Department	USD/$ = U.S. dollars

See notes to financial statements.

154American Funds Insurance Series
Global Balanced Fund

Investment portfolio December 31, 2021

Common stocks 62.99%			Value
		Shares	(000)

Information	Microsoft Corp.	40,763	$13,709
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	615,000	13,671
15.11%	Broadcom, Inc.	16,646	11,076
	ASML Holding NV	9,827	7,907
	Tokyo Electron, Ltd.	9,800	5,647
	MediaTek, Inc.	122,000	5,247
	Motorola Solutions, Inc.	9,740	2,646
	Amadeus IT Group SA, Class A, non-registered shares1	31,003	2,105
	PagSeguro Digital, Ltd., Class A1	78,715	2,064
	Keyence Corp.	3,200	2,011
	Amphenol Corp., Class A	21,959	1,921
	Edenred SA	30,661	1,416
	Murata Manufacturing Co., Ltd.	14,900	1,186

			70,606

Health care	Pfizer, Inc.	165,507	9,773
9.88%	UnitedHealth Group, Inc.	12,898	6,477
	AstraZeneca PLC	47,747	5,608
	Danaher Corp.	12,009	3,951
	Humana, Inc.	7,099	3,293
	Thermo Fisher Scientific, Inc.	4,831	3,224
	Mettler-Toledo International, Inc.1	1,657	2,812
	Coloplast A/S, Class B	13,823	2,436
	Merck & Co., Inc.	26,629	2,041
	Cigna Corp.	7,731	1,775
	Carl Zeiss Meditec AG, non-registered shares	8,038	1,692
	Gilead Sciences, Inc.	20,605	1,496
	Novartis AG	10,489	924
	Bayer AG	11,799	631
	Organon & Co.	1,695	52

			46,185

Consumer	Home Depot, Inc.	30,508	12,661
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	5,833	4,828
8.10%	Domino’s Pizza, Inc.	7,896	4,456
	Darden Restaurants, Inc.	15,874	2,391
	Amazon.com, Inc.1	713	2,377
	D’Ieteren Group1	10,856	2,121
	Compagnie Financière Richemont SA, Class A	12,809	1,925
	Restaurant Brands International, Inc. (CAD denominated)	27,862	1,689
	General Motors Company1	27,867	1,634
	Booking Holdings, Inc.1	661	1,586
	Industria de Diseño Textil, SA	30,437	989
	Stellantis NV	45,067	856
	Wynn Resorts, Ltd.1	4,077	347
			37,860

Financials	JPMorgan Chase & Co.	48,427	7,669
7.27%	Berkshire Hathaway, Inc., Class A1	13	5,859
	Berkshire Hathaway, Inc., Class B1	396	118
	Brookfield Asset Management, Inc., Class A (CAD denominated)	54,939	3,318
	Aon PLC, Class A	9,975	2,998
	Zurich Insurance Group AG	5,606	2,463
	S&P Global, Inc.	4,694	2,215
	BlackRock, Inc.	2,403	2,200
	Hong Kong Exchanges and Clearing, Ltd.	34,500	2,015
	AIA Group, Ltd.	164,000	1,653
American Funds Insurance Series	155

Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Legal & General Group PLC	371,225	$ 1,495
(continued)	FinecoBank SpA	70,697	1,242
	B3 SA-Brasil, Bolsa, Balcao	363,556	727

			33,972

Consumer staples	Nestlé SA	72,056	10,078
7.05%	Philip Morris International, Inc.	56,450	5,363
	Kweichow Moutai Co., Ltd., Class A	12,821	4,124
	Altria Group, Inc.	66,224	3,138
	Keurig Dr Pepper, Inc.	78,316	2,887
	British American Tobacco PLC	70,634	2,613
	British American Tobacco PLC (ADR)	3,765	141
	Ocado Group PLC1	73,424	1,668
	Procter & Gamble Company	7,504	1,227
	Coca-Cola Europacific Partners PLC	16,379	916
	Budweiser Brewing Co. APAC, Ltd.	296,400	777

			32,932

Industrials	SITC International Holdings Co., Ltd.	880,000	3,183
5.17%	Airbus SE, non-registered shares1	20,920	2,676
	Lockheed Martin Corp.	7,077	2,515
	Spirax-Sarco Engineering PLC	10,174	2,210
	SMC Corp.	2,900	1,956
	Watsco, Inc.	5,265	1,647
	Nidec Corp.	14,000	1,646
	CSX Corp.	38,123	1,433
	MTU Aero Engines AG	6,895	1,408
	BAE Systems PLC	188,486	1,403
	United Parcel Service, Inc., Class B	5,782	1,239
	Rockwell Automation	3,193	1,114
	Union Pacific Corp.	3,852	971
	Boeing Company1	3,799	765
			24,166

Materials	Croda International PLC	24,938	3,416
2.68%	Givaudan SA	521	2,740
	Koninklijke DSM NV	6,905	1,557
	Vale SA, ordinary nominative shares	97,077	1,359
	Akzo Nobel NV	11,668	1,282
	LyondellBasell Industries NV	13,775	1,270
	Rio Tinto PLC	13,653	904

			12,528

Communication	Alphabet, Inc., Class C1	1,367	3,956
services	Verizon Communications, Inc.	46,574	2,420
2.28%	SoftBank Corp.	140,700	1,779
	Nintendo Co., Ltd.	3,600	1,679
	América Móvil, SAB de CV, Series L (ADR)	38,489	812

			10,646

156American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	TC Energy Corp. (CAD denominated)	56,072	$ 2,608
2.20%	BP PLC	506,765	2,267
	Baker Hughes Co., Class A	68,451	1,647
	Pioneer Natural Resources Company	8,353	1,519
	Chevron Corp.	12,420	1,458
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	72,976	801

			10,300

Real estate	Crown Castle International Corp. REIT	14,772	3,083
2.20%	Equinix, Inc. REIT	2,740	2,318
	American Tower Corp. REIT	6,194	1,812
	Gaming and Leisure Properties, Inc. REIT	33,941	1,651
	Longfor Group Holdings, Ltd.	298,500	1,405

			10,269

Utilities	National Grid PLC	208,445	2,990
1.05%	Brookfield Infrastructure Partners LP	17,894	1,089
	Enel SpA	106,113	852

			4,931

	Total common stocks (cost: $174,532,000)		294,395
Preferred securities 0.31%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	24,146	1,446
technology
	Total preferred securities (cost: $1,229,000)		1,446
0.31%

Convertible stocks 0.29%

Utilities	AES Corp., convertible preferred units, 6.875% 2024	14,300	1,373
0.29%
	Total convertible stocks (cost: $1,430,000)		1,373

Bonds, notes & other debt instruments 29.03%		Principal amount

		(000)

Bonds & notes of governments & government agencies outside the U.S. 12.77%

	Abu Dhabi (Emirate of) 2.50% 20222	$200	203
	Abu Dhabi (Emirate of) 0.75% 20232	275	274
	Agricultural Development Bank of China 3.75% 2029	CNY550	90
	Agricultural Development Bank of China 2.96% 2030	4,350	675
	Australia (Commonwealth of), Series 152, 2.75% 2028	A$710	559
	Australia (Commonwealth of), Series 163, 1.00% 2031	660	452
	Australia (Commonwealth of), Series 156, 2.75% 2041	260	204
	Brazil (Federative Republic of) 6.00% 20243	BRL3,176	581
	Canada 2.25% 2025	C$1,400	1,148
	Canada 0.25% 2026	570	433
	Canada 2.25% 2029	1,265	1,067
	Chile (Republic of) 4.50% 2026	CLP5,000	6
	Chile (Republic of) 5.00% 2028	60,000	68
	Chile (Republic of) 4.70% 2030	70,000	77
	China (People’s Republic of), Series 1916, 3.12% 2026	CNY6,650	1,067
	China (People’s Republic of), Series INBK, 2.85% 2027	10,000	1,585
	China (People’s Republic of), Series INBK, 3.28% 2027	800	130
	China (People’s Republic of), Series INBK, 2.91% 2028	1,800	284
	China (People’s Republic of), Series 1906, 3.29% 2029	5,500	887
	China (People’s Republic of), Series 1910, 3.86% 2049	4,110	695
American Funds Insurance Series	157

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

China (People’s Republic of), Series INBK, 3.39% 2050	CNY200	$ 31
China (People’s Republic of), Series INBK, 3.81% 2050	9,680	1,628
China Development Bank Corp., Series 2008, 2.89% 2025	3,240	511
China Development Bank Corp., Series 2004, 3.43% 2027	1,060	170
China Development Bank Corp., Series 1805, 4.04% 2028	8,230	1,371
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	354
China Development Bank Corp., Series 1905, 3.48% 2029	5,000	806
Colombia (Republic of), Series B, 5.75% 2027	COP2,198,800	489
Colombia (Republic of), Series B, 7.00% 2031	988,600	225
Czech Republic 0% 2024	CZK2,800	117
Czech Republic 1.25% 2025	13,000	558
French Republic O.A.T. 0% 2030	€1,320	1,489
French Republic O.A.T. 3.25% 2045	160	281
Germany (Federal Republic of) 0% 2025	742	863
Germany (Federal Republic of) 0.25% 2029	600	713
Germany (Federal Republic of) 0% 2030	589	686
Germany (Federal Republic of) 0% 2031	875	1,014
Germany (Federal Republic of) 0% 2036	160	182
Germany (Federal Republic of) 0% 2050	540	589
Greece (Hellenic Republic of) 3.375% 2025	300	377
Greece (Hellenic Republic of) 3.75% 2028	280	377
Greece (Hellenic Republic of) 3.875% 2029	270	366
Hungary (Republic of) 2.125% 20312	$460	454
Hungary (Republic of) 3.125% 20512	200	197
India (Republic of) 5.15% 2025	INR28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	337
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	73
Indonesia (Republic of), Series 87, 6.50% 2031	2,010,000	143
Israel (State of) 2.875% 2024	€200	242
Israel (State of) 1.50% 2027	100	122
Italy (Republic of) 0.10% 20233	805	946
Italy (Republic of) 0.95% 2027	246	286
Italy (Republic of) 0.25% 2028	820	911
Italy (Republic of) 1.35% 2030	660	777
Japan, Series 17, 0.10% 20233	¥10,540	93
Japan, Series 19, 0.10% 20243	30,570	271
Japan, Series 18, 0.10% 20243	20,940	185
Japan, Series 145, 0.10% 2025	89,400	783
Japan, Series 21, 0.10% 20263	40,800	365
Japan, Series 346, 0.10% 2027	173,250	1,520
Japan, Series 22, 0.10% 20273	25,574	234
Japan, Series 24, 0.10% 20293	25,674	232
Japan, Series 360, 0.10% 2030	341,700	2,996
Japan, Series 363, 0.10% 2031	56,000	489
Japan, Series 152, 1.20% 2035	264,400	2,589
Japan, Series 42, 1.70% 2044	94,100	1,019
Japan, Series 37, 0.60% 2050	26,950	230
Japan, Series 70, 0.70% 2051	56,350	493
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR500	124
Malaysia (Federation of), Series 0119, 3.906% 2026	1,380	342
Malaysia (Federation of), Series 0417, 3.899% 2027	600	149
Malaysia (Federation of), Series 0219, 3.885% 2029	520	127
Malaysia (Federation of), Series 0318, 4.642% 2033	400	103
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	734
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	378
Malaysia (Federation of), Series 0216, 4.736% 2046	409	104
Malaysia (Federation of), Series 0518, 4.921% 2048	278	73
Malaysia (Federation of), Series 0519, 4.638% 2049	378	93
Malaysia (Federation of), Series 0120, 4.065% 2050	389	91
Morocco (Kingdom of) 3.50% 2024	€100	122
Morocco (Kingdom of) 1.50% 2031	100	105

158American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Netherlands (Kingdom of the) 5.50% 2028	€100	$ 155
	Norway (Kingdom of) 1.75% 2025	NKr3,500	400
	Nova Scotia (Province of) 3.15% 2051	C$170	153
	Peru (Republic of) 2.392% 2026	$90	92
	Philippines (Republic of) 0.001% 2024	¥100,000	864
	Philippines (Republic of) 0.25% 2025	€100	114
	Philippines (Republic of) 1.648% 2031	$200	194
	Poland (Republic of), Series 0725, 3.25% 2025	PLN1,900	465
	Poland (Republic of), Series 1029, 2.75% 2029	410	95
	Qatar (State of) 3.40% 20252	$200	212
	Romania 1.75% 2030	€210	224
	Romania 3.624% 2030	517	639
	Romania 2.00% 2032	100	106
	Romania 2.00% 2033	200	208
	Romania 3.50% 2034	65	78
	Romania 3.375% 2038	80	92
	Romania 4.625% 2049	39	50
	Romania 3.375% 2050	73	79
	Russian Federation 7.00% 2023	RUB16,600	217
	Russian Federation 2.875% 2025	€200	245
	Russian Federation 4.25% 2027	$200	217
	Russian Federation 4.375% 2029	200	221
	Russian Federation 6.90% 2029	RUB28,250	348
	Russian Federation 7.65% 2030	38,320	493
	Russian Federation 5.90% 2031	5,620	64
	Russian Federation 6.90% 2031	18,200	221
	Russian Federation 8.50% 2031	5,530	75
	Russian Federation 7.70% 2033	23,030	295
	Russian Federation 7.25% 2034	8,140	100
	Saudi Arabia (Kingdom of) 2.894% 20222	$200	202
	Serbia (Republic of) 3.125% 2027	€640	778
	Serbia (Republic of) 3.125% 2027	125	152
	Serbia (Republic of) 2.05% 2036	185	193
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	473
	Spain (Kingdom of) 1.25% 2030	€480	586
	Spain (Kingdom of) 0.50% 2031	325	368
	Tunisia (Republic of) 6.75% 2023	150	143
	Ukraine 6.876% 20292	$250	222
	United Kingdom 1.75% 2022	£280	383
	United Kingdom 0.125% 2024	375	502
	United Kingdom 1.00% 2024	1,120	1,529
	United Kingdom 2.75% 2024	50	71
	United Kingdom 0.375% 2030	730	943
	United Kingdom 4.75% 2030	285	513
	United Kingdom 4.25% 2032	230	412
	United Kingdom 0.875% 2033	380	505
	United Kingdom 3.25% 2044	250	473
	United Kingdom 0.625% 2050	95	113
	United Kingdom 1.25% 2051	114	158
	United Mexican States, Series M, 7.50% 2027	MXN13,000	637
	United Mexican States, Series M20, 8.50% 2029	11,500	595
	United Mexican States, Series M, 7.75% 2031	5,000	247
	United Mexican States, Series M, 8.00% 2047	4,000	194

			59,692
U.S. Treasury bonds & notes 10.88%

U.S. Treasury	U.S. Treasury 0.125% 2022	$6,681	6,667
10.81%	U.S. Treasury 1.875% 2022	700	701
	U.S. Treasury 0.125% 2023	516	515
	U.S. Treasury 0.25% 2025	1,704	1,652
American Funds Insurance Series	159

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 0.375% 2025	$8,572	$8,317
(continued)	U.S. Treasury 0.625% 2026	500	486
	U.S. Treasury 0.75% 2026	2,075	2,036
	U.S. Treasury 0.875% 2026	500	491
	U.S. Treasury 0.875% 2026	454	447
	U.S. Treasury 1.125% 2026	1,000	994
	U.S. Treasury 2.875% 2028	1,275	1,390
	U.S. Treasury 2.875% 2028	700	765
	U.S. Treasury 0.625% 2030	2,223	2,079
	U.S. Treasury 0.625% 2030	650	606
	U.S. Treasury 0.875% 20304	11,507	10,944
	U.S. Treasury 1.25% 2031	575	562
	U.S. Treasury 1.625% 2031	375	380
	U.S. Treasury 1.875% 2041	1,145	1,134
	U.S. Treasury 2.25% 2041	525	552
	U.S. Treasury 2.875% 2046	400	474
	U.S. Treasury 1.25% 2050	140	119
	U.S. Treasury 1.375% 20504	6,137	5,388
	U.S. Treasury 2.00% 2051	3,191	3,257
	U.S. Treasury 2.375% 2051	490	542

			50,498

U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 20493	231	328
inflation-protected
	Total U.S. Treasury bonds & notes		50,826
securities

0.07%
Corporate bonds, notes & loans 4.39%

Financials	ACE INA Holdings, Inc. 2.875% 2022	10	10
1.33%	ACE INA Holdings, Inc. 3.35% 2026	10	11
	ACE INA Holdings, Inc. 4.35% 2045	20	25
	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)5	€100	123
	Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)5	$200	198
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)5	500	495
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)5	160	159
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)5	236	252
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)5	20	20
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)5	103	102
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)5	175	184
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)5	310	305
	Commonwealth Bank of Australia 2.688% 20312	225	221
	Goldman Sachs Group, Inc. 2.905% 2023
	(3-month USD-LIBOR + 0.99% on 7/24/2022)5	130	131
	Goldman Sachs Group, Inc. 3.50% 2025	207	219
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)5	130	131
	Goldman Sachs Group, Inc. 1.00% 20332	€210	236
	Goldman Sachs Group, Inc. 4.017% 2038
	(3-month USD-LIBOR + 1.373% on 10/31/2037)5	$78	89
	Groupe BPCE SA 0.64% 2022	¥100,000	870
	Groupe BPCE SA 5.70% 20232	$200	215
	Groupe BPCE SA 1.00% 2025	€100	117
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)5	$200	216
	JPMorgan Chase & Co. 3.25% 2022	28	29
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)5	186	184
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)5	160	185
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)5	200	194
	Morgan Stanley 3.125% 2026	110	117
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)5	126	125
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)5	72	74

160American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	New York Life Insurance Company 3.75% 20502	$23	$26
(continued)	PNC Financial Services Group, Inc. 2.854% 20225	100	102
	Royal Bank of Canada 1.20% 2026	175	172
	Skandinaviska Enskilda Banken AB 2.80% 2022	250	251
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)5	400	407
			6,195

Utilities	Alabama Power Co. 3.00% 2052	250	250
0.88%	Berkshire Hathaway Energy Company 3.70% 2030	25	28
	Berkshire Hathaway Energy Company 1.65% 2031	175	166
	CMS Energy Corp. 3.00% 2026	150	157
	Duke Energy Carolinas, LLC 3.05% 2023	280	287
	Duke Energy Progress, LLC 3.70% 2028	75	82
	Edison International 4.125% 2028	160	169
	Enel Finance International SA 3.50% 20282	200	214
	Enersis Américas SA 4.00% 2026	35	37
	Exelon Corp. 3.40% 2026	150	160
	Exelon Corp., junior subordinated, 3.497% 20225	25	25
	FirstEnergy Corp. 3.50% 20282	35	37
	Florida Power & Light Company 2.875% 2051	120	122
	Interstate Power and Light Co. 2.30% 2030	50	50
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	241
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	476
	Niagara Mohawk Power Corp. 3.508% 20242	85	89
	Pacific Gas and Electric Co. 2.95% 2026	25	25
	Pacific Gas and Electric Co. 2.10% 2027	100	97
	Pacific Gas and Electric Co. 3.00% 2028	140	141
	Pacific Gas and Electric Co. 4.65% 2028	114	124
	Pacific Gas and Electric Co. 4.55% 2030	31	34
	Pacific Gas and Electric Co. 2.50% 2031	600	572
	Pacific Gas and Electric Co. 3.25% 2031	50	50
	Pacific Gas and Electric Co. 3.50% 2050	137	127
	State Grid Overseas Investment, Ltd. 1.25% 2022	€100	115
	Xcel Energy, Inc. 3.35% 2026	$216	230

			4,105

Communication	AT&T, Inc. 2.75% 2031	375	383
services	AT&T, Inc. 2.55% 2033	64	63
0.54%	Comcast Corp. 0% 2026	€100	113
	Comcast Corp. 0.25% 2029	100	111
	Deutsche Telekom International Finance BV 9.25% 2032	$45	72
	KT Corp. 0.22% 2022	¥100,000	869
	Orange SA 9.00% 20315	$65	100
	T-Mobile US, Inc. 2.05% 2028	200	199
	Verizon Communications, Inc. 0.375% 2029	€140	157
	Verizon Communications, Inc. 2.55% 2031	$325	328
	Verizon Communications, Inc. 0.75% 2032	€100	111

			2,506

Energy	Canadian Natural Resources, Ltd. 2.95% 2030	$161	163
0.40%	Enbridge, Inc. 4.25% 2026	70	77
	Enbridge, Inc. 3.70% 2027	45	48
	Enbridge, Inc. 3.40% 2051	39	40
	Energy Transfer Operating LP 5.00% 2050	136	157
	Halliburton Company 3.80% 2025	3	3
	Kinder Morgan, Inc. 3.60% 2051	120	121
	MPLX LP 2.65% 2030	75	75
American Funds Insurance Series	161

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	MPLX LP 5.50% 2049	$215	$ 275
(continued)	Petróleos Mexicanos 7.19% 2024	MXN3,363	156
	Petróleos Mexicanos 7.47% 2026	5,330	237
	Qatar Petroleum 3.125% 20412	$270	274
	SA Global Sukuk, Ltd. 2.694% 20312	200	201
	Statoil ASA 3.70% 2024	50	53

			1,880

Consumer	Amazon.com, Inc. 2.80% 2024	45	47
discretionary	Amazon.com, Inc. 1.20% 2027	50	50
0.30%	Amazon.com, Inc. 2.50% 2050	305	291
	Bayerische Motoren Werke AG 3.90% 20252	70	75
	Bayerische Motoren Werke AG 4.15% 20302	70	79
	General Motors Financial Co. 2.40% 2028	150	151
	Hyundai Capital America 3.25% 20222	65	66
	Hyundai Capital America 1.50% 20262	250	243
	Hyundai Capital America 2.375% 20272	109	109
	Hyundai Capital Services, Inc. 3.75% 20232	250	258
	Toyota Motor Credit Corp. 3.375% 2030	33	36

			1,405

Consumer staples	Altria Group, Inc. 2.20% 2027	€270	328
0.24%	Anheuser-Busch InBev NV 4.00% 2028	$100	111
	Anheuser-Busch InBev NV 4.75% 2029	220	256
	British American Tobacco PLC 3.215% 2026	62	65
	British American Tobacco PLC 3.557% 2027	105	110
	British American Tobacco PLC 3.462% 2029	75	78
	Keurig Dr Pepper, Inc. 4.597% 2028	175	199

			1,147

Health care	Aetna, Inc. 2.80% 2023	10	10
0.24%	Amgen, Inc. 1.90% 2025	40	41
	Amgen, Inc. 2.20% 2027	30	31
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.50% 2023	150	156
	AstraZeneca PLC 3.00% 2051	36	38
	Becton, Dickinson and Company 3.734% 2024	10	11
	Becton, Dickinson and Company 3.70% 2027	43	47
	Becton, Dickinson and Company 2.823% 2030	28	29
	Cigna Corp. 4.125% 2025	80	87
	EMD Finance LLC 3.25% 20252	250	263
	Medtronic, Inc. 3.50% 2025	31	33
	Stryker Corp. 0.75% 2029	€210	241
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	124

			1,120

Real estate	American Campus Communities, Inc. 3.75% 2023	$100	103
0.18%	American Campus Communities, Inc. 4.125% 2024	90	96
	American Tower Corp. 0.875% 2029	€250	282
	Equinix, Inc. 2.15% 2030	$197	192
	Essex Portfolio LP 3.50% 2025	120	127
	Essex Portfolio LP 3.375% 2026	40	42

			842

162American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Broadcom, Inc. 3.15% 2025	$17	$18
technology	Broadcom, Inc. 4.15% 2030	70	78
0.14%	Broadcom, Inc. 3.419% 20332	53	55
	Mastercard, Inc. 2.00% 2031	102	102
	Microsoft Corp. 2.40% 2026	187	196
	Oracle Corp. 2.65% 2026	216	222

			671

Industrials	Canadian Pacific Railway, Ltd. 3.10% 2051	113	116
0.12%	Carrier Global Corp. 2.242% 2025	36	37
	Carrier Global Corp. 2.493% 2027	30	31
	CSX Corp. 3.80% 2050	6	7
	CSX Corp. 2.50% 2051	75	70
	Lima Metro Line 2 Finance, Ltd. 5.875% 20342	100	115
	United Technologies Corp. 4.125% 2028	170	190

			566

Materials	Vale Overseas, Ltd. 3.75% 2030	94	97
0.02%
	Total corporate bonds, notes & loans		20,534

Mortgage-backed obligations 0.93%

Other	Nordea Kredit 0.50% 20406	DKr1,717	250
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.50% 20376	576	91
securities	Nykredit Realkredit AS, Series 01E, 0.50% 20406	7,659	1,113
0.71%	Nykredit Realkredit AS, Series 01E, 1.50% 20406	1,460	229
	Nykredit Realkredit AS, Series 01E, 0.50% 20436	8,365	1,202
	Nykredit Realkredit AS, Series 01E, 0.50% 20506	1,417	199
	Nykredit Realkredit AS, Series 01E, 1.00% 20536	890	128
	Nykredit Realkredit AS, Series CCE, 1.00% 20506	610	89
	Realkredit Danmark AS 1.00% 20536	200	29
			3,330

Federal agency	Government National Mortgage Assn. Pool #MA5986 4.00% 20496	$7	8
mortgage-backed	Uniform Mortgage-Backed Security 2.50% 20526,7	713	724
obligations	Uniform Mortgage-Backed Security 2.50% 20526,7	277	282
0.22%
			1,014

	Total mortgage-backed obligations		4,344
Municipals 0.04%

Ohio	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
0.02%	(Infrastructure Projects), Series 2020-A, 3.216% 2048	100	102

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.02%	Series 2020-B, 3.236% 2052	80	81

	Total municipals		183
Asset-backed obligations 0.02%

	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20592,6,8	77	76
	Total bonds, notes & other debt instruments (cost: $136,946,000)		135,655

American Funds Insurance Series	163

Global Balanced Fund (continued)

Short-term securities 7.44%

Weighted
average yield	Principal amount	Value
at acquisition	(000)	(000)

Commercial paper 5.13%

Canadian Imperial Bank of Commerce 1/14/20222	0.125%	$ 5,000	$ 5,000
LVMH Moët Hennessy-Louis Vuitton SE 2/15/20222	0.098	5,000	4,999
NRW.Bank 1/20/20222	0.053	4,000	4,000
Toronto-Dominion Bank 1/24/20222	0.058	10,000	9,999
			23,998

U.S. Treasury bills 1.93%

U.S. Treasury 4/21/2022			0.047	9,000	8,998
				Shares

Money market investments 0.24%

Capital Group Central Cash Fund 0.09%9,10				11,268	1,127
				Principal amount
				(000)

Bills & notes of governments & government agencies outside the U.S. 0.14%

Egyptian Treasury 1/4/2022			12.011	EGP1,700	108
Egyptian Treasury 4/19/2022			11.506	3,000	185
Egyptian Treasury 4/26/2022			11.484	6,100	375

					668

Total short-term securities (cost: $34,790,000)					34,791

Total investment securities 100.06% (cost: $348,927,000)					467,660
Other assets less liabilities (0.06)%					(284)

Net assets 100.00%					$467,376
Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)

90 Day Euro Dollar Futures	Long	31	December 2022	$ 7,669	$(15)
5 Year U.S. Treasury Note Futures	Short	51	March 2022	(6,170)	(2)
10 Year Italy Government Bond Futures	Short	9	March 2022	(1,506)	26
10 Year Euro-Bund Futures	Short	22	March 2022	(4,292)	81
10 Year U.S. Treasury Note Futures	Short	2	March 2022	(261)	(3)
10 Year Ultra U.S. Treasury Note Futures	Short	14	March 2022	(2,050)	(28)
20 Year U.S. Treasury Bond Futures	Long	2	March 2022	321	3
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2022	985	19

					$ 81

164American Funds Insurance Series

Global Balanced Fund (continued)

Forward currency contracts

						Unrealized
	Contract amount					(depreciation)
						appreciation

Currency purchased		Currency sold			Settlement	at 12/31/2021
	(000)	(000)		Counterparty	date	(000)

CAD	110	USD	87	UBS AG	1/6/2022	$—11
EUR	1,016	USD	1,158	Citibank	1/6/2022	—11
USD	43	JPY	4,930	Goldman Sachs	1/6/2022	—11
USD	486	GBP	360	Citibank	1/6/2022	(1)
SEK	1,830	USD	206	Bank of America	1/7/2022	(4)
KRW	947,000	USD	806	Citibank	1/7/2022	(9)
GBP	390	USD	520	Goldman Sachs	1/10/2022	8
USD	100	AUD	140	Goldman Sachs	1/10/2022	(2)
USD	414	INR	31,100	HSBC Bank	1/10/2022	(3)
EUR	114	PLN	540	Citibank	1/10/2022	(4)
USD	583	BRL	3,300	Standard Chartered Bank	1/10/2022	(9)
USD	249	MXN	5,320	Goldman Sachs	1/10/2022	(11)
USD	383	MXN	8,260	Goldman Sachs	1/10/2022	(20)
CAD	10	USD	8	HSBC Bank	1/11/2022	—11
EUR	214	DKK	1,592	Goldman Sachs	1/11/2022	—11
USD	113	AUD	160	Standard Chartered Bank	1/11/2022	(4)
USD	570	CAD	730	Citibank	1/11/2022	(7)
CZK	11,700	EUR	459	Citibank	1/13/2022	12
GBP	200	EUR	233	Standard Chartered Bank	1/13/2022	5
USD	600	ILS	1,860	Goldman Sachs	1/13/2022	2
CNH	1,300	USD	203	Barclays Bank PLC	1/13/2022	1
EUR	1,766	DKK	13,140	Goldman Sachs	1/13/2022	(1)
USD	139	NZD	204	Morgan Stanley	1/13/2022	(1)
EUR	544	CZK	13,860	Citibank	1/13/2022	(14)
USD	520	CZK	11,700	JPMorgan Chase	1/13/2022	(14)
USD	561	MXN	11,865	Citibank	1/13/2022	(17)
JPY	156,380	USD	1,379	Bank of New York Mellon	1/13/2022	(19)
KRW	1,421,430	USD	1,202	Citibank	1/14/2022	(7)
JPY	7,400	USD	65	Goldman Sachs	1/18/2022	(1)
JPY	56,270	USD	495	Bank of New York Mellon	1/18/2022	(6)
JPY	73,800	USD	651	UBS AG	1/18/2022	(9)
JPY	100,700	USD	902	Goldman Sachs	1/18/2022	(26)
MYR	1,100	USD	262	HSBC Bank	1/19/2022	2
USD	988	MYR	4,170	HSBC Bank	1/19/2022	(13)
USD	1,252	JPY	142,600	Morgan Stanley	1/20/2022	12
AUD	340	USD	245	Standard Chartered Bank	1/20/2022	3
USD	238	JPY	27,300	HSBC Bank	1/20/2022	1
USD	500	JPY	57,400	Goldman Sachs	1/20/2022	1
NOK	2,145	EUR	214	UBS AG	1/20/2022	(1)
USD	589	EUR	520	Morgan Stanley	1/20/2022	(4)
EUR	309	NOK	3,150	Morgan Stanley	1/20/2022	(5)
JPY	101,800	USD	895	Bank of New York Mellon	1/20/2022	(9)
JPY	136,530	USD	1,204	HSBC Bank	1/20/2022	(17)
USD	252	COP 987,300		Goldman Sachs	2/14/2022	10
JPY	45,590	USD	404	Morgan Stanley	2/14/2022	(8)

						$(189)

American Funds Insurance Series	165

Global Balanced Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	(depreciation)
						Value at	premium	appreciation

	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$375	$ (3)	$—	$ (3)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(28)	—	(28)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(10)	—	(10)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(25)	—	(25)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(4)	—	(4)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(4)	—	(4)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(4)	—	(4)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023	$643	5	—	5
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$1,001	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023	$697	5	—	5
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$1,000	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023	$697	5	—	5
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$1,019	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023	$708	5	—	5
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$1,024	(8)	—	(8)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023	$697	5	—	5
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023	697	5	—	5
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$904	(6)	—	(6)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023	$697	5	—	5
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$1,029	(6)	—	(6)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023	$699	4	—	4
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$1,029	(6)	—	(6)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023	$894	5	—	5
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$1,144	(6)	—	(6)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	3	—	3
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	3	—	3
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	—11	—	—11
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024	$1,230	(16)	—	(16)
6.14%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	MXN2,600	(6)	—	(6)
6.115%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	2,600	(6)	—	(6)
6.12%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	4,000	(10)	—	(10)
6.13%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	9,200	(22)	—	(22)
6.16%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026	5,200	(12)	—	(12)
6.15%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026	5,300	(13)	—	(13)
6.195%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026	2,700	(6)	—	(6)
6.23%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026	2,700	(6)	—	(6)
6.36%	28-Day	28-day MXN-TIIE	28-Day	6/12/2026	2,300	(5)	—	(5)
6.59%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	2,000	(3)	—	(3)
6.585%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	2,600	(4)	—	(4)
6.64%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	3,200	(5)	—	(5)
6.633%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	8,900	(13)	—	(13)
6.6175%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	8,600	(13)	—	(13)
6.58%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	11,300	(18)	—	(18)
7.235%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026	900	—11	—	—11
7.22%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026	900	—11	—	—11
7.20%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026	1,840	(1)	—	(1)
7.205%	28-Day	28-day MXN-TIIE	28-Day	10/7/2026	2,060	(1)	—	(1)
7.66%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	6,100	3	—	3
7.64%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	6,000	3	—	3
7.62%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	3,701	1	—	1
7.59%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	2,500	1	—	1

166American Funds Insurance Series

Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

									Unrealized
Receive			Pay				Upfront		(depreciation)
							Value at premium		appreciation

	Payment		Payment	Expiration	Notional	12/31/2021		paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)		(000)

7.52%	28-Day	28-day MXN-TIIE	28-Day	10/30/2026	MXN7,639		$ 1	$—		$ 1
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031	$ 450		2	—		2

								$—		$(237)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
							Upfront		Unrealized
					Value at		premium		depreciation
Reference	Financing	Payment	Expiration	Notional	12/31/2021		received		at 12/31/2021
index	rate paid	frequency	date	(000)	(000)		(000)			(000)

CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$1,410	$(34)		$(33)			$(1)
ITRAX.EUR.IG.36	1.00%	Quarterly	12/20/2026	1,270		(37)	(36)			(1)

							$(69)			$(2)
Investments in affiliates10

			Value of			Net	Net	Value of
			affiliate at		realized		unrealized	affiliate at		Dividend
			1/1/2021	Additions	Reductions	gain	depreciation	12/31/2021		income
			(000)	(000)	(000)	(000)	(000)		(000)	(000)

Short-term securities 0.24%
Money market investments 0.24%
Capital Group Central Cash Fund 0.09%9			$24,329	$138,399	$161,601	$2	$(2)		$1,127	$20

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,614,000, which represented 6.12% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4All or a portion of this security was pledged as collateral. The total value of pledged collateral was $548,000, which represented .12% of the net assets of the fund.

5Step bond; coupon rate may change at a later date.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Purchased on a TBA basis.

8Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

9Rate represents the seven-day yield at 12/31/2021.

10Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

11Amount less than one thousand.

American Funds Insurance Series	167

Global Balanced Fund (continued)

Key to abbreviations and symbols ADR = American Depositary Receipts AUD/A$ = Australian dollars

BBR = Bank Base Rate BRL = Brazilian reais CAD = Canadian dollars CNH/CNY = Chinese yuan renminbi COP = Colombian pesos

CZK = Czech korunas DKK/DKr = Danish kroner EGP = Egyptian pounds EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate FRA = Forward Rate Agreement GBP/£ = British pounds

IDR = Indonesian rupiah ILS = Israeli shekels

See notes to financial statements.

INR = Indian rupees JPY/¥ = Japanese yen KRW = South Korean won MXN = Mexican pesos MYR = Malaysian ringgits NOK/NKr = Norwegian kroner NZD = New Zealand dollars PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate USD/$ = U.S. dollars

168American Funds Insurance Series

The Bond Fund of America

(formerly Bond Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 97.12%		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 44.09%

U.S. Treasury	U.S. Treasury 0.125% 2023	$ 39,035	$ 38,805
32.45%	U.S. Treasury 0.125% 2023	28,515	28,272
	U.S. Treasury 0.25% 2023	10,969	10,893
	U.S. Treasury 0.25% 2024	250,000	247,108
	U.S. Treasury 0.25% 2024	155,500	153,253
	U.S. Treasury 0.375% 20241	654,655	648,190
	U.S. Treasury 0.375% 2024	77,000	76,058
	U.S. Treasury 0.375% 2024	47,205	46,548
	U.S. Treasury 0.375% 2024	26,455	26,111
	U.S. Treasury 2.125% 2024	72,100	74,490
	U.S. Treasury 2.125% 20241	72,100	74,417
	U.S. Treasury 0.375% 2025	200,000	193,932
	U.S. Treasury 2.875% 20251	96,200	102,271
	U.S. Treasury 2.875% 2025	72,100	76,395
	U.S. Treasury 0.375% 2026	40,000	38,722
	U.S. Treasury 0.75% 2026	121,805	119,444
	U.S. Treasury 0.75% 2026	78,035	76,470
	U.S. Treasury 0.75% 2026	26,766	26,179
	U.S. Treasury 1.25% 2026	4,880	4,880
	U.S. Treasury 1.375% 20261	75,000	75,490
	U.S. Treasury 0.50% 2027	165,625	158,930
	U.S. Treasury 0.50% 2027	136,920	130,717
	U.S. Treasury 2.25% 20271	120,200	126,271
	U.S. Treasury 2.25% 20271	72,100	75,580
	U.S. Treasury 6.125% 2027	24,000	30,504
	U.S. Treasury 1.25% 2028	79,480	78,735
	U.S. Treasury 2.875% 2028	72,100	78,778
	U.S. Treasury 1.375% 2031	301,095	297,352
	U.S. Treasury 1.625% 2031	1,630	1,651
	U.S. Treasury 1.125% 2040	124,213	108,948
	U.S. Treasury 1.375% 2040	40,000	36,456
	U.S. Treasury 1.75% 2041	16,261	15,763
	U.S. Treasury 1.875% 2041	79,700	78,902
	U.S. Treasury 3.00% 20491	150,000	184,727
	U.S. Treasury 1.25% 2050	21,285	18,108
	U.S. Treasury 1.375% 2050	32,062	28,147
	U.S. Treasury 1.875% 2051	37,365	37,112
	U.S. Treasury 2.00% 20511	619,330	632,147
	U.S. Treasury 2.375% 20511	20,208	22,358
			4,279,114

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20222	55,972	57,393
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20222	54,276	55,110
securities	U.S. Treasury Inflation-Protected Security 0.125% 20232	194,903	201,468
11.64%	U.S. Treasury Inflation-Protected Security 0.375% 20232	13,212	13,905
	U.S. Treasury Inflation-Protected Security 0.625% 20232	79,739	83,428
	U.S. Treasury Inflation-Protected Security 0.125% 20242	192,200	205,089
	U.S. Treasury Inflation-Protected Security 0.125% 20242	93,313	99,737
	U.S. Treasury Inflation-Protected Security 0.625% 20242	56,274	59,963
	U.S. Treasury Inflation-Protected Security 0.125% 20252	13,215	14,260
	U.S. Treasury Inflation-Protected Security 0.25% 20252	26,179	28,066
	U.S. Treasury Inflation-Protected Security 0.375% 20252	92,614	100,778
	U.S. Treasury Inflation-Protected Security 0.125% 20262	169,481	184,450
	U.S. Treasury Inflation-Protected Security 0.125% 20262	117,580	126,957
	U.S. Treasury Inflation-Protected Security 0.375% 20271,2	79,671	88,614
	U.S. Treasury Inflation-Protected Security 0.50% 20281,2	84,076	94,248
American Funds Insurance Series	169

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20312	$73,312	$ 82,410
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20312	18,754	20,999
securities	U.S. Treasury Inflation-Protected Security 0.125% 20512	15,704	18,599
(continued)
			1,535,474

	Total U.S. Treasury bonds & notes		5,814,588
Corporate bonds, notes & loans 32.85%

Financials	ACE INA Holdings, Inc. 2.875% 2022	3,625	3,681
7.91%	ACE INA Holdings, Inc. 3.35% 2026	2,025	2,173
	ACE INA Holdings, Inc. 4.35% 2045	2,220	2,752
	AerCap Holdings NV 6.50% 2025	1,798	2,056
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	3,130	3,118
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	5,996	5,988
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	10,289	10,379
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	12,359	12,543
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,595	12,842
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	5,120	5,219
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,254	1,309
	Ally Financial, Inc. 5.125% 2024	1,500	1,640
	Ally Financial, Inc. 8.00% 2031	8,479	11,668
	Ally Financial, Inc. 8.00% 2031	7,070	10,020
	American International Group, Inc. 4.20% 2028	9,875	11,025
	Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,136
	ASB Bank, Ltd. 2.375% 20313	1,575	1,567
	Banco Santander, SA 1.722% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)4	1,400	1,375
	Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)4	6,200	6,214
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)4	981	975
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)4	7,989	7,935
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)4	10,129	10,821
	Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)4	682	678
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)4	21,177	20,299
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)4	49,520	48,742
	Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)4	2,226	2,238
	Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)4	10,318	10,482
	Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	254
	Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	221
	Bank of Nova Scotia 1.35% 2026	3,345	3,309
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,607
	BNP Paribas 3.80% 20243	18,775	19,703
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)3,4	2,875	2,961
	BNP Paribas 3.375% 20253	6,425	6,750
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)3,4	12,000	12,122
	BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)3,4	8,425	8,203
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)3,4	3,375	3,311
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)3,4	3,475	3,527
	Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)4	6,200	6,240
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,126	1,081
	CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)4	5,410	5,591
	CIT Group, Inc. 4.75% 2024	2,066	2,187
	Citigroup, Inc. 4.60% 2026	1,800	1,987
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)4	8,740	8,595
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)3,4	4,450	4,462
	Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)3,4	3,400	3,310
	Credit Suisse Group AG 2.997% 2023
	(3-month USD-LIBOR + 1.20% on 12/14/2022)3,4	12,000	12,196
	Credit Suisse Group AG 3.80% 2023	12,925	13,396
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)3,4	500	520

170American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)3,4	$ 850	$ 869
(continued)	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)3,4	5,750	5,787
	Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)3,4	10,950	10,590
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)3,4	3,096	3,418
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)3,4	7,369	7,506
	Danske Bank AS 1.549% 2027
	(UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)3,4	2,990	2,923
	Deutsche Bank AG 3.30% 2022	2,695	2,751
	Deutsche Bank AG 5.00% 2022	2,675	2,687
	Deutsche Bank AG 3.95% 2023	6,350	6,550
	Deutsche Bank AG 0.898% 2024	2,500	2,479
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)4	10,475	10,614
	Deutsche Bank AG 3.70% 2024	7,700	8,095
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)4	8,586	9,073
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)4	42,264	42,211
	Deutsche Bank AG 4.10% 2026	8,162	8,723
	Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)4	3,825	3,826
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)4	2,900	3,056
	Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)4	2,100	2,118
	Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)4	4,000	4,094
	DNB Bank ASA 1.535% 2027
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)3,4	1,200	1,184
	Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,815
	Goldman Sachs Group, Inc. 1.217% 2023	6,030	6,047
	Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)4	3,030	2,970
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)4	13,275	13,014
	Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)4	15,695	15,633
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)4	9,600	10,451
	Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)4	19,697	19,410
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)4	7,605	7,668
	Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)4	6,075	6,119
	Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)4	3,160	3,148
	Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 3.834% on 11/10/2026)4	1,750	1,910
	Groupe BPCE SA 2.75% 20233	6,875	7,019
	Groupe BPCE SA 5.70% 20233	28,166	30,291
	Groupe BPCE SA 5.15% 20243	5,481	5,939
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)3,4	6,350	6,268
	Hartford Financial Services Group, Inc. 2.90% 2051	713	704
	HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)4	5,270	5,284
	HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)4	2,628	2,579
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)4	9,525	10,679
	HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)4	6,490	6,517
	Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	6,417
	Huarong Finance 2017 Co., Ltd. 4.75% 2027	669	692
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.295% 20235	2,000	1,960
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.43% 20255	397	379
	Huarong Finance II Co., Ltd. 5.00% 2025	480	500
	Huarong Finance II Co., Ltd. 5.50% 2025	6,669	7,011
	Huarong Finance II Co., Ltd. 4.625% 2026	200	207
	Huarong Finance II Co., Ltd. 4.875% 2026	2,106	2,188
	Intesa Sanpaolo SpA 3.375% 20233	10,035	10,256
	Intesa Sanpaolo SpA 3.25% 20243	770	802
	Intesa Sanpaolo SpA 5.017% 20243	68,143	73,061
	Intesa Sanpaolo SpA 5.71% 20263	15,400	17,049
	Intesa Sanpaolo SpA 3.875% 20273	6,250	6,635
	Intesa Sanpaolo SpA 3.875% 20283	1,986	2,103
	Iron Mountain Information Management Services, Inc. 5.00% 20323	2,060	2,112
American Funds Insurance Series	171

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)4	$ 5,870	$5,816
(continued)	JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)4	14,395	14,418
	JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)4	5,965	5,850
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)4	1,832	1,811
	JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)4	2,453	2,434
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)4	9,600	10,292
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)4	11,980	13,412
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)4	1,766	1,787
	JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)4	7,826	7,879
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)4	4,802	4,869
	Lloyds Banking Group PLC 2.438% 2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)4	2,675	2,729
	Lloyds Banking Group PLC 4.375% 2028	8,825	9,908
	Marsh & McLennan Companies, Inc. 2.375% 2031	367	371
	Marsh & McLennan Companies, Inc. 2.90% 2051	505	505
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067
	(3-month USD-LIBOR + 3.96% on 12/1/2037)3,4	1,405	1,921
	MetLife, Inc. 3.60% 2025	3,490	3,767
	Mitsubishi UFJ Financial Group, Inc. 0.962% 2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)4	2,960	2,921
	Mitsubishi UFJ Financial Group, Inc. 1.538% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)4	6,200	6,093
	Mitsubishi UFJ Financial Group, Inc. 1.64% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)4	2,225	2,197
	Mizuho Financial Group, Inc. 1.554% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)4	4,615	4,543
	Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)4	3,065	3,035
	Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)4	3,083	3,061
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)4	2,300	2,372
	Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)4	10,488	10,327
	Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)4	33,694	32,991
	Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)4	3,951	3,952
	MSCI, Inc. 3.25% 20333	2,750	2,785
	Navient Corp. 6.75% 2025	425	468
	OneMain Holdings, Inc. 7.125% 2026	250	285
	PNC Financial Services Group, Inc. 2.854% 20224	5,850	5,961
	PNC Funding Corp. 3.30% 2022	8,700	8,724
	Rede D’Or Finance SARL 4.50% 20303	1,572	1,533
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,682
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)4	1,530	1,577
	Synchrony Financial 2.85% 2022	5,400	5,456
	Synchrony Financial 4.375% 2024	3,640	3,842
	Synchrony Financial 2.875% 2031	1,730	1,728
	Toronto-Dominion Bank 2.00% 2031	3,510	3,464
	Travelers Companies, Inc. 2.55% 2050	768	732
	UBS Group AG 1.49% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)3,4	4,000	3,904
	UniCredit SpA 3.75% 20223	2,545	2,564
	UniCredit SpA 6.572% 20223	11,295	11,312
	UniCredit SpA 4.625% 20273	1,395	1,530
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)3,4	16,130	17,708
	Vigorous Champion International, Ltd. 4.25% 2029	462	488
	Wells Fargo & Company 2.406% 2025
	(3-month USD-LIBOR + 0.825% on 10/30/2024)4	20,480	21,005
	Westpac Banking Corp. 1.953% 2028	4,305	4,291

			1,043,099

172American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20253	$10,500	$11,432
4.54%	AEP Texas, Inc. 3.45% 2051	1,475	1,489
	Alabama Power Co. 3.00% 2052	3,880	3,880
	Alfa Desarrollo SpA 4.55% 20513	1,005	994
	Ameren Corp. 4.50% 2049	2,875	3,670
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,155
	Comisión Federal de Electricidad 3.348% 20313	6,000	5,894
	Comisión Federal de Electricidad 3.875% 20333	1,340	1,319
	Comisión Federal de Electricidad 4.677% 20513	6,050	5,704
	Connecticut Light and Power Co. 2.05% 2031	1,775	1,751
	Consumers Energy Co. 4.05% 2048	8,270	9,890
	Consumers Energy Co. 3.75% 2050	5,625	6,476
	Dominion Energy, Inc. 2.25% 2031	3,925	3,837
	Duke Energy Corp. 3.75% 2024	3,826	4,020
	Duke Energy Florida, LLC 3.40% 2046	5,669	5,996
	Duke Energy Florida, LLC 3.00% 2051	711	718
	Duke Energy Progress, LLC 3.70% 2028	3,750	4,113
	Duke Energy Progress, LLC 2.00% 2031	1,775	1,736
	Duke Energy Progress, LLC 2.50% 2050	644	597
	Edison International 3.125% 2022	2,900	2,946
	Edison International 3.55% 2024	6,850	7,169
	Edison International 4.95% 2025	175	190
	Edison International 5.75% 2027	3,181	3,629
	Edison International 4.125% 2028	3,644	3,849
	Electricité de France SA 2.625% junior subordinated perpetual bonds
	(5-year EUR Mid-Swap + 2.86% on 6/1/2028)4	€7,600	8,700
	Emera US Finance LP 0.833% 2024	$600	589
	Emera US Finance LP 2.639% 2031	4,400	4,330
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)4	1,425	1,644
	Enel Società per Azioni 8.75% 2073
	(USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)3,4	1,000	1,116
	ENN Clean Energy International Investment, Ltd. 3.375% 20263	1,310	1,304
	Entergy Louisiana, LLC 4.20% 2048	6,325	7,542
	Eversource Energy 2.75% 2022	527	528
	Eversource Energy 3.80% 2023	5,000	5,251
	FirstEnergy Corp. 1.60% 2026	20,066	19,414
	FirstEnergy Corp. 3.50% 20283	2,400	2,560
	FirstEnergy Corp. 4.10% 20283	425	467
	FirstEnergy Corp. 2.25% 2030	13,707	13,215
	FirstEnergy Corp. 2.65% 2030	12,524	12,399
	FirstEnergy Corp., Series A, 3.35% 20224	13,398	13,456
	FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)4	12,178	13,126
	FirstEnergy Transmission LLC 2.866% 20283	4,000	4,010
	Florida Power & Light Company 2.875% 2051	6,900	7,016
	Georgia Power Co. 3.70% 2050	275	293
	Interchile SA 4.50% 20563	465	495
	Israel Electric Corp., Ltd. 4.25% 20283	5,870	6,461
	Jersey Central Power & Light Co. 2.75% 20323	525	533
	MidAmerican Energy Holdings Co. 2.70% 2052	1,053	1,025
	Mississippi Power Co. 4.25% 2042	5,020	5,774
	Monongahela Power Co. 3.55% 20273	1,700	1,819
	NextEra Energy Capital Holdings, Inc. 1.875% 2027	3,000	3,020
	NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,540
	NextEra Energy Capital Holdings, Inc. 2.44% 2032	5,875	5,893
	Oncor Electric Delivery Company, LLC 2.70% 20513	300	289
	Pacific Gas and Electric Co. 1.75% 2022	13,000	13,000
	Pacific Gas and Electric Co. 1.367% 2023	11,550	11,481
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,721
	Pacific Gas and Electric Co. 3.40% 2024	2,000	2,070
American Funds Insurance Series	173

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Pacific Gas and Electric Co. 2.95% 2026	$10,850	$ 11,046
(continued)	Pacific Gas and Electric Co. 3.15% 2026	27,543	28,180
	Pacific Gas and Electric Co. 3.30% 2027	12,289	12,500
	Pacific Gas and Electric Co. 3.30% 2027	5,850	5,957
	Pacific Gas and Electric Co. 3.75% 2028	13,075	13,608
	Pacific Gas and Electric Co. 4.65% 2028	7,900	8,624
	Pacific Gas and Electric Co. 4.55% 2030	35,299	38,201
	Pacific Gas and Electric Co. 2.50% 2031	19,695	18,784
	Pacific Gas and Electric Co. 3.25% 2031	1,300	1,306
	Pacific Gas and Electric Co. 3.30% 2040	8,898	8,266
	Pacific Gas and Electric Co. 3.75% 2042	9,466	8,851
	Pacific Gas and Electric Co. 4.75% 2044	336	349
	Pacific Gas and Electric Co. 3.50% 2050	6,836	6,350
	Public Service Electric and Gas Co. 3.20% 2029	6,000	6,458
	Public Service Electric and Gas Co. 1.90% 2031	775	755
	Puget Energy, Inc. 5.625% 2022	8,004	8,114
	Puget Energy, Inc. 3.65% 2025	300	317
	San Diego Gas & Electric Co. 3.32% 2050	748	790
	San Diego Gas & Electric Co. 2.95% 2051	6,804	6,865
	Southern California Edison Co. 2.85% 2029	8,200	8,491
	Southern California Edison Co. 4.20% 2029	11,000	12,278
	Southern California Edison Co. 2.50% 2031	5,149	5,174
	Southern California Edison Co. 5.35% 2035	6,450	8,043
	Southern California Edison Co. 5.75% 2035	4,549	5,861
	Southern California Edison Co. 5.625% 2036	7,051	8,895
	Southern California Edison Co. 5.55% 2037	3,844	4,797
	Southern California Edison Co. 5.95% 2038	5,121	6,632
	Southern California Edison Co. 4.00% 2047	9,402	10,390
	Southern California Edison Co. 4.125% 2048	8,048	9,049
	Southern California Edison Co. 4.875% 2049	916	1,121
	Southern California Edison Co. 3.65% 2050	7,331	7,777
	Southern California Edison Co. 3.65% 2051	6,978	7,579
	Southern California Edison Co., Series C, 3.60% 2045	2,717	2,790
	Southwestern Electric Power Co. 1.65% 2026	3,550	3,524
	Southwestern Electric Power Co. 3.25% 2051	2,270	2,256
	Union Electric Co. 2.15% 2032	3,175	3,120
	Virginia Electric and Power Co. 2.30% 2031	2,425	2,446
	WEC Energy Group, Inc. 2.20% 2028	1,575	1,574
	Wisconsin Electric Power Co. 2.85% 2051	375	369
	Wisconsin Power and Light Co. 1.95% 2031	525	511
	Wisconsin Power and Light Co. 3.65% 2050	1,075	1,211
	Xcel Energy, Inc. 3.30% 2025	5,650	5,936
	Xcel Energy, Inc. 1.75% 2027	5,660	5,613
	Xcel Energy, Inc. 2.60% 2029	2,925	2,993
	Xcel Energy, Inc. 2.35% 2031	8,500	8,467

			598,753

Energy	Antero Resources Corp. 5.375% 20303	280	300
4.39%	Apache Corp. 4.625% 2025	645	693
	Apache Corp. 4.25% 2030	2,465	2,679
	Apache Corp. 5.35% 2049	800	915
	Baker Hughes, a GE Co. 2.061% 2026	1,136	1,147
	Canadian Natural Resources, Ltd. 2.05% 2025	754	762
	Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,234
	Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,128
	Cenovus Energy, Inc. 5.375% 2025	2,763	3,052
	Cenovus Energy, Inc. 4.25% 2027	18,067	19,707
	Cenovus Energy, Inc. 2.65% 2032	2,969	2,908

174American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Cenovus Energy, Inc. 5.25% 2037	$ 770	$ 911
(continued)	Cenovus Energy, Inc. 5.40% 2047	15,180	18,942
	Cheniere Energy Partners LP 3.25% 20323	937	948
	Cheniere Energy, Inc. 7.00% 2024	410	454
	Cheniere Energy, Inc. 3.70% 2029	6,511	6,980
	Chevron Corp. 2.355% 2022	4,800	4,861
	Chevron Corp. 2.954% 2026	3,365	3,566
	Chevron Corp. 3.078% 2050	692	737
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,869
	DCP Midstream Operating LP 4.95% 2022	500	500
	Devon Energy Corp. 4.50% 2030	5,197	5,582
	Diamondback Energy, Inc. 4.40% 2051	2,016	2,316
	DT Midstream, Inc. 4.125% 20293	555	569
	Enbridge Energy Partners LP 7.375% 2045	11,183	17,502
	Enbridge, Inc. 4.00% 2023	1,500	1,567
	Energy Transfer Operating LP 5.875% 2024	294	317
	Energy Transfer Operating LP 2.90% 2025	4,402	4,551
	Energy Transfer Operating LP 3.75% 2030	7,707	8,175
	Energy Transfer Operating LP 5.00% 2050	14,895	17,181
	Energy Transfer Partners LP 4.20% 2023	2,860	2,988
	Energy Transfer Partners LP 4.50% 2024	4,915	5,212
	Energy Transfer Partners LP 4.75% 2026	1,506	1,649
	Energy Transfer Partners LP 4.95% 2028	4,559	5,133
	Energy Transfer Partners LP 5.25% 2029	1,275	1,462
	Energy Transfer Partners LP 6.125% 2045	8,946	11,152
	Energy Transfer Partners LP 5.30% 2047	10,459	12,148
	Energy Transfer Partners LP 6.00% 2048	1,241	1,545
	Energy Transfer Partners LP 6.25% 2049	1,104	1,445
	Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.028% on 2/15/2023)4	7,850	6,840
	Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.155% on 2/15/2028)4	500	476
	Enterprise Products Operating LLC 3.20% 2052	3,031	2,981
	Enterprise Products Operating LLC 3.30% 2053	2,358	2,350
	EQT Corp. 3.00% 2022	6,700	6,776
	EQT Corp. 7.50% 20304	7,500	9,649
	EQT Corp. 3.625% 20313	425	442
	Equinor ASA 3.625% 2028	4,928	5,418
	Equinor ASA 3.125% 2030	20,000	21,508
	Equinor ASA 3.25% 2049	5,687	6,040
	Exxon Mobil Corp. 3.043% 2026	4,625	4,897
	Exxon Mobil Corp. 2.61% 2030	1,040	1,079
	Kinder Morgan, Inc. 3.60% 2051	4,154	4,187
	MPLX LP 1.75% 2026	5,557	5,507
	MPLX LP 4.00% 2028	4,665	5,059
	MPLX LP 2.65% 2030	2,404	2,396
	MPLX LP 5.50% 2049	8,081	10,344
	Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 20263,6	39	21
	Odebrecht Drilling Norbe 0% perpetual bonds3	1,150	11
	Oleoducto Central SA 4.00% 20273	1,715	1,707
	Oleoducto Central SA 4.00% 2027	350	348
	ONEOK, Inc. 2.20% 2025	193	195
	ONEOK, Inc. 5.85% 2026	896	1,028
	ONEOK, Inc. 4.55% 2028	1,610	1,779
	ONEOK, Inc. 3.10% 2030	540	551
	ONEOK, Inc. 6.35% 2031	984	1,237
	ONEOK, Inc. 5.20% 2048	10,168	12,317
	ONEOK, Inc. 4.45% 2049	440	487
	ONEOK, Inc. 4.50% 2050	1,266	1,406
American Funds Insurance Series	175
The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	ONEOK, Inc. 7.15% 2051	$ 3,275	$ 4,737
(continued)	Petróleos Mexicanos 4.875% 2022	1,000	1,003
	Petróleos Mexicanos 6.875% 20253	3,663	4,007
	Petróleos Mexicanos 6.875% 2025	1,337	1,462
	Petróleos Mexicanos 6.875% 2026	43,810	48,228
	Petróleos Mexicanos 6.50% 2027	31,829	33,997
	Petróleos Mexicanos 6.50% 2029	3,409	3,543
	Petróleos Mexicanos 6.70% 20323	18,259	18,478
	Petróleos Mexicanos 7.69% 2050	285	276
	Qatar Petroleum 1.375% 20263	16,725	16,422
	Qatar Petroleum 2.25% 20313	18,400	18,273
	Qatar Petroleum 3.125% 20413	7,310	7,407
	Qatar Petroleum 3.30% 20513	2,185	2,257
	SA Global Sukuk, Ltd. 0.946% 20243	9,410	9,278
	SA Global Sukuk, Ltd. 1.602% 20263	25,336	24,975
	SA Global Sukuk, Ltd. 2.694% 20313	4,680	4,716
	Sabine Pass Liquefaction, LLC 5.625% 20234	1,000	1,046
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,705
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,110
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,030
	Saudi Arabian Oil Co. 2.875% 20243	4,885	5,049
	Shell International Finance BV 3.875% 2028	9,410	10,525
	Shell International Finance BV 2.75% 2030	1,186	1,240
	Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	3,743	3,911
	Sinopec Group Overseas Development (2018), Ltd. 2.95% 20293	3,419	3,563
	Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	460	479
	Sinopec Group Overseas Development (2018), Ltd. 2.95% 20293	1,183	1,236
	Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)4	495	545
	Suncor Energy, Inc. 3.75% 2051	552	594
	Sunoco Logistics Operating Partners LP 5.40% 2047	5,641	6,634
	Targa Resources Partners LP 5.375% 2027	175	181
	Total Capital Canada, Ltd. 2.75% 2023	2,140	2,200
	Total Capital International 3.455% 2029	885	960
	TransCanada PipeLines, Ltd. 4.10% 2030	1,578	1,762
	Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)4	2,782	2,911
	Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)4	2,202	2,424
	Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)4	3,079	3,646
	Williams Partners LP 4.50% 2023	500	527
	Williams Partners LP 4.30% 2024	595	628

			578,788

Consumer	Allied Universal Holdco LLC 4.625% 20283	335	335
discretionary	Amazon.com, Inc. 1.65% 2028	6,855	6,871
3.99%	Amazon.com, Inc. 2.10% 2031	7,155	7,259
	Amazon.com, Inc. 2.875% 2041	1,480	1,540
	Amazon.com, Inc. 3.10% 2051	9,380	10,039
	Amazon.com, Inc. 3.25% 2061	4,100	4,426
	Atlas LuxCo 4 SARL 4.625% 20283	255	251
	Bayerische Motoren Werke AG 1.25% 20263	100	99
	Bayerische Motoren Werke AG 1.95% 20313	620	604
	Daimler Trucks Finance North America, LLC 1.125% 20233	3,015	3,017
	Daimler Trucks Finance North America, LLC 1.625% 20243	4,950	4,990
	Daimler Trucks Finance North America, LLC 2.00% 20263	2,460	2,472
	Daimler Trucks Finance North America, LLC 2.375% 20283	3,975	3,996
	Daimler Trucks Finance North America, LLC 2.50% 20313	9,625	9,631
	DaimlerChrysler North America Holding Corp. 1.75% 20233	8,000	8,082
	DaimlerChrysler North America Holding Corp. 3.35% 20233	2,000	2,056
	Ford Motor Credit Company LLC 5.125% 2025	3,870	4,214

176American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Ford Motor Credit Company LLC 3.815% 2027	$ 3,790	$ 4,013
discretionary	Ford Motor Credit Company LLC 4.125% 2027	39,080	42,231
(continued)	Ford Motor Credit Company LLC 4.271% 2027	18,542	19,954
	Ford Motor Credit Company LLC 5.113% 2029	4,205	4,785
	General Motors Company 5.40% 2023	421	451
	General Motors Company 4.35% 2025	11,358	12,229
	General Motors Company 6.125% 2025	28,743	33,046
	General Motors Company 6.80% 2027	1,030	1,265
	General Motors Company 5.40% 2048	7,200	9,208
	General Motors Financial Co. 3.55% 2022	3,703	3,757
	General Motors Financial Co. 3.25% 2023	964	985
	General Motors Financial Co. 1.05% 2024	4,200	4,180
	General Motors Financial Co. 3.50% 2024	9,945	10,447
	General Motors Financial Co. 3.95% 2024	3,969	4,179
	General Motors Financial Co. 5.10% 2024	1,081	1,160
	General Motors Financial Co. 2.75% 2025	3,819	3,944
	General Motors Financial Co. 2.90% 2025	1,032	1,068
	General Motors Financial Co. 1.25% 2026	5,450	5,338
	General Motors Financial Co. 2.70% 2027	6,079	6,188
	General Motors Financial Co. 2.40% 2028	13,909	13,977
	General Motors Financial Co. 2.40% 2028	464	463
	General Motors Financial Co. 3.60% 2030	465	496
	General Motors Financial Co. 2.35% 2031	6,075	5,920
	General Motors Financial Co. 2.70% 2031	6,075	6,060
	Grand Canyon University 4.125% 2024	4,190	4,289
	Home Depot, Inc. 2.95% 2029	6,081	6,484
	Home Depot, Inc. 4.50% 2048	1,915	2,482
	Hyundai Capital America 2.85% 20223	4,118	4,190
	Hyundai Capital America 3.00% 20223	4,500	4,547
	Hyundai Capital America 3.25% 20223	1,521	1,550
	Hyundai Capital America 3.95% 20223	8,000	8,019
	Hyundai Capital America 1.25% 20233	3,150	3,149
	Hyundai Capital America 2.375% 20233	9,977	10,118
	Hyundai Capital America 0.875% 20243	2,780	2,728
	Hyundai Capital America 1.00% 20243	2,750	2,704
	Hyundai Capital America 3.40% 20243	8,180	8,535
	Hyundai Capital America 1.80% 20253	12,714	12,656
	Hyundai Capital America 2.65% 20253	13,054	13,387
	Hyundai Capital America 1.30% 20263	6,000	5,834
	Hyundai Capital America 1.50% 20263	8,310	8,086
	Hyundai Capital America 1.65% 20263	7,275	7,138
	Hyundai Capital America 2.375% 20273	6,264	6,236
	Hyundai Capital America 3.00% 20273	10,408	10,777
	Hyundai Capital America 1.80% 20283	6,000	5,803
	Hyundai Capital America 2.00% 20283	5,900	5,757
	Hyundai Capital America 2.10% 20283	4,400	4,278
	Hyundai Capital Services, Inc. 1.25% 20263	3,695	3,608
	Limited Brands, Inc. 6.875% 2035	740	921
	Marriott International, Inc. 5.75% 2025	330	372
	Marriott International, Inc. 3.125% 2026	410	426
	Marriott International, Inc. 2.75% 2033	850	826
	McDonald’s Corp. 2.125% 2030	2,482	2,473
	McDonald’s Corp. 4.45% 2047	3,535	4,323
	McDonald’s Corp. 3.625% 2049	2,938	3,257
	Meituan Dianping 3.05% 20303	3,200	2,965
	MGM Resorts International 7.75% 2022	2,000	2,028
	NIKE, Inc. 3.25% 2040	6,171	6,727
	NIKE, Inc. 3.875% 2045	1,560	1,876
	Nissan Motor Co., Ltd. 2.60% 20223	1,415	1,430
American Funds Insurance Series	177

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Nissan Motor Co., Ltd. 3.043% 20233	$ 240	$246
discretionary	Nissan Motor Co., Ltd. 3.522% 20253	800	839
(continued)	Nissan Motor Co., Ltd. 2.00% 20263	12,000	11,832
	Nissan Motor Co., Ltd. 4.345% 20273	1,790	1,934
	Nissan Motor Co., Ltd. 2.75% 20283	11,200	11,130
	Nissan Motor Co., Ltd. 4.81% 20303	17,533	19,629
	Sands China, Ltd. 2.30% 20273	2,368	2,232
	Starbucks Corp. 3.75% 2047	3,785	4,178
	Stellantis Finance US, Inc. 1.711% 20273	3,500	3,442
	Stellantis Finance US, Inc. 2.691% 20313	4,280	4,213
	Toyota Motor Credit Corp. 3.375% 2030	6,664	7,311
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20303	425	450
	Volkswagen Group of America Finance, LLC 4.25% 20233	15,000	15,847
	Volkswagen Group of America Finance, LLC 2.85% 20243	2,996	3,100
	Volkswagen Group of America Finance, LLC 1.25% 20253	1,150	1,126
	Volkswagen Group of America Finance, LLC 3.35% 20253	2,636	2,775
	Wyndham Destinations, Inc. 6.625% 20263	675	749
	Wynn Resorts, Ltd. 5.125% 20293	410	417
			526,655

Health care	Abbott Laboratories 3.75% 2026	2,244	2,481
3.53%	Abbott Laboratories 4.75% 2036	4,565	5,835
	AbbVie, Inc. 3.20% 2022	9,600	9,764
	AbbVie, Inc. 3.20% 2029	23,754	25,424
	Amgen, Inc. 2.45% 2030	10,000	10,189
	Anthem, Inc. 2.375% 2025	1,534	1,583
	AstraZeneca Finance LLC 1.75% 2028	1,429	1,422
	AstraZeneca Finance LLC 2.25% 2031	2,087	2,104
	AstraZeneca PLC 4.00% 2029	5,920	6,692
	AstraZeneca PLC 3.00% 2051	1,437	1,510
	Bausch Health Companies, Inc. 4.875% 20283	830	848
	Baxter International, Inc. 2.539% 20323	3,906	3,950
	Bayer US Finance II LLC 4.25% 20253	17,570	19,021
	Boston Scientific Corp. 3.375% 2022	350	354
	Boston Scientific Corp. 3.85% 2025	255	274
	Centene Corp. 4.25% 2027	14,860	15,517
	Centene Corp. 2.45% 2028	12,410	12,243
	Centene Corp. 4.625% 2029	14,945	16,143
	Centene Corp. 3.375% 2030	15,718	16,033
	Centene Corp. 2.50% 2031	8,550	8,338
	Centene Corp. 2.625% 2031	2,510	2,464
	Cigna Corp. 4.375% 2028	6,843	7,782
	Danaher Corp. 2.80% 2051	1,090	1,078
	EMD Finance LLC 2.95% 20223	2,100	2,102
	GlaxoSmithKline PLC 3.375% 2023	16,800	17,401
	Kaiser Foundation Hospitals 2.81% 2041	910	917
	Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,197
	Laboratory Corporation of America Holdings 2.70% 2031	805	818
	Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,075
	Merck & Co., Inc. 1.70% 2027	3,093	3,113
	Merck & Co., Inc. 2.15% 2031	5,845	5,866
	Merck & Co., Inc. 2.75% 2051	808	801
	Merck & Co., Inc. 2.90% 2061	1,275	1,271
	Novartis Capital Corp. 1.75% 2025	2,361	2,396
	Novartis Capital Corp. 2.20% 2030	5,446	5,533
	Roche Holdings, Inc. 1.93% 20283	7,845	7,898
	Roche Holdings, Inc. 2.076% 20313	14,737	14,706
	Roche Holdings, Inc. 2.607% 20513	3,525	3,468

178American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Shire PLC 3.20% 2026	$14,673	$ 15,581
(continued)	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	48,202
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	64,830
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	28,608
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,506
	Thermo Fisher Scientific, Inc. 1.75% 2028	398	396
	Thermo Fisher Scientific, Inc. 2.00% 2031	1,235	1,218
	Thermo Fisher Scientific, Inc. 2.80% 2041	689	698
	UnitedHealth Group, Inc. 3.35% 2022	4,385	4,456
	UnitedHealth Group, Inc. 3.75% 2025	5,410	5,871
	UnitedHealth Group, Inc. 2.30% 2031	1,626	1,656
	UnitedHealth Group, Inc. 3.05% 2041	1,300	1,362
	UnitedHealth Group, Inc. 3.25% 2051	1,887	2,046
	Zimmer Holdings, Inc. 3.15% 2022	7,845	7,861

			465,902

Industrials	ADT Security Corp. 4.125% 20293	510	503
2.72%	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,789
	Aeropuerto International de Tocume SA 4.00% 20413	730	745
	Aeropuerto International de Tocume SA 5.125% 20613	565	594
	Air Lease Corp. 0.80% 2024	3,175	3,112
	Air Lease Corp. 2.875% 2026	11,453	11,824
	Air Lease Corp. 2.10% 2028	2,450	2,365
	Avolon Holdings Funding, Ltd. 3.625% 20223	2,810	2,828
	Avolon Holdings Funding, Ltd. 3.95% 20243	12,514	13,120
	Avolon Holdings Funding, Ltd. 2.125% 20263	8,333	8,186
	Avolon Holdings Funding, Ltd. 4.25% 20263	3,302	3,503
	Avolon Holdings Funding, Ltd. 2.528% 20273	2,142	2,082
	Avolon Holdings Funding, Ltd. 3.25% 20273	8,000	8,062
	BNSF Funding Trust I, junior subordinated, 6.613% 2055
	(3-month USD-LIBOR + 2.35% on 1/15/2026)4	1,680	1,871
	Boeing Company 4.508% 2023	11,358	11,866
	Boeing Company 1.95% 2024	5,646	5,713
	Boeing Company 2.80% 2024	500	514
	Boeing Company 4.875% 2025	34,682	37,974
	Boeing Company 2.196% 2026	16,571	16,581
	Boeing Company 2.75% 2026	16,588	17,079
	Boeing Company 3.10% 2026	649	677
	Boeing Company 2.70% 2027	6,473	6,586
	Boeing Company 5.04% 2027	15,716	17,709
	Boeing Company 3.25% 2028	11,379	11,867
	Boeing Company 3.25% 2028	1,925	1,996
	Boeing Company 5.15% 2030	42,874	49,993
	Boeing Company 3.625% 2031	1,602	1,710
	Boeing Company 3.90% 2049	1,411	1,483
	Boeing Company 5.805% 2050	4,122	5,592
	Canadian Pacific Railway, Ltd. 1.75% 2026	1,982	1,990
	Canadian Pacific Railway, Ltd. 2.45% 2031	3,080	3,144
	Canadian Pacific Railway, Ltd. 3.00% 2041	1,234	1,264
	Canadian Pacific Railway, Ltd. 3.10% 2051	2,432	2,506
	Carrier Global Corp. 3.377% 2040	15,000	15,705
	Dun & Bradstreet Corp. 5.00% 20293	2,798	2,867
	General Dynamics Corp. 3.625% 2030	675	751
	General Electric Capital Corp. 4.418% 2035	2,377	2,841
	Lockheed Martin Corp. 1.85% 2030	1,159	1,140
	Lockheed Martin Corp. 3.60% 2035	528	591
	Lockheed Martin Corp. 4.50% 2036	440	539
	Lockheed Martin Corp. 4.07% 2042	260	307
American Funds Insurance Series	179

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Lockheed Martin Corp. 2.80% 2050	$ 1,464	$ 1,463
(continued)	Lockheed Martin Corp. 4.09% 2052	174	215
	Mexico City Airport Trust 5.50% 2046	1,959	1,959
	Mexico City Airport Trust 5.50% 2047	5,909	5,927
	Mexico City Airport Trust 5.50% 20473	1,132	1,135
	Northrop Grumman Corp. 3.25% 2028	10,845	11,616
	Raytheon Technologies Corp. 1.90% 2031	3,087	2,982
	Raytheon Technologies Corp. 2.375% 2032	1,321	1,321
	Raytheon Technologies Corp. 2.82% 2051	665	644
	Raytheon Technologies Corp. 3.03% 2052	1,190	1,198
	Republic Services, Inc. 2.375% 2033	1,635	1,629
	Summit Digitel Infrastructure Private, Ltd. 2.875% 20313	2,550	2,460
	Triton Container International, Ltd. 1.15% 20243	1,609	1,587
	Triton Container International, Ltd. 3.15% 20313	2,482	2,506
	Union Pacific Corp. 2.15% 2027	2,213	2,274
	Union Pacific Corp. 2.40% 2030	4,454	4,544
	Union Pacific Corp. 2.375% 2031	5,554	5,667
	Union Pacific Corp. 3.25% 2050	7,000	7,524
	Union Pacific Corp. 2.95% 2052	1,405	1,425
	United Rentals, Inc. 5.50% 2027	5,000	5,206
	United Technologies Corp. 3.125% 2027	4,551	4,836
	United Technologies Corp. 4.125% 2028	4,974	5,569
	Vinci SA 3.75% 20293	2,000	2,187
			358,443

Communication	AT&T, Inc. 0.90% 2024	13,000	12,948
services	AT&T, Inc. 1.70% 2026	19,000	18,920
2.50%	AT&T, Inc. 1.65% 2028	4,700	4,604
	AT&T, Inc. 4.30% 2030	15,940	17,959
	AT&T, Inc. 2.55% 2033	15,003	14,691
	AT&T, Inc. 3.30% 2052	1,200	1,178
	AT&T, Inc. 3.50% 2053	24,595	24,860
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20273	4,800	4,950
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.25% 2029	2,970	2,900
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,590
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20343	3,875	3,819
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,249
	CenturyLink, Inc. 4.00% 20273	21,434	21,773
	Comcast Corp. 3.15% 2028	7,200	7,735
	Comcast Corp. 2.65% 2030	7,500	7,786
	Comcast Corp. 4.00% 2048	5,000	5,774
	Netflix, Inc. 4.875% 2028	5,053	5,769
	Netflix, Inc. 5.875% 2028	9,175	11,048
	Netflix, Inc. 5.375% 20293	8,758	10,415
	Netflix, Inc. 4.875% 20303	4,225	4,935
	SBA Tower Trust 1.631% 20263	6,741	6,640
	Sirius XM Radio, Inc. 4.00% 20283	675	680
	Sprint Corp. 7.625% 2025	6,665	7,673
	Tencent Holdings, Ltd. 2.39% 20303	10,000	9,808
	T-Mobile US, Inc. 3.50% 2025	3,275	3,472
	T-Mobile US, Inc. 2.25% 20263	1,954	1,962
	T-Mobile US, Inc. 2.25% 2026	434	436
	T-Mobile US, Inc. 2.625% 2026	9,691	9,752
	T-Mobile US, Inc. 3.75% 2027	5,000	5,417
	T-Mobile US, Inc. 2.40% 20293	1,224	1,237
	T-Mobile US, Inc. 2.625% 2029	3,117	3,076
	T-Mobile US, Inc. 3.875% 2030	4,500	4,926
	T-Mobile US, Inc. 2.875% 2031	7,913	7,829

180American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	T-Mobile US, Inc. 3.50% 2031	$ 9,000	$ 9,379
services	T-Mobile US, Inc. 3.50% 20313	629	655
(continued)	T-Mobile US, Inc. 3.00% 2041	2,100	2,054
	T-Mobile US, Inc. 3.40% 20523	12,280	12,246
	Verizon Communications, Inc. 2.10% 2028	8,975	8,999
	Verizon Communications, Inc. 4.329% 2028	1,539	1,750
	Verizon Communications, Inc. 1.75% 2031	3,300	3,127
	Verizon Communications, Inc. 2.55% 2031	8,375	8,458
	Verizon Communications, Inc. 2.355% 20323	4,743	4,679
	Verizon Communications, Inc. 3.40% 2041	2,050	2,150
	Verizon Communications, Inc. 2.875% 2050	3,000	2,855
	Verizon Communications, Inc. 3.55% 2051	1,975	2,132
	Vodafone Group PLC 4.375% 2028	10,000	11,262
	Vodafone Group PLC 4.25% 2050	3,050	3,530

			330,087

Consumer staples	7-Eleven, Inc. 1.80% 20313	5,013	4,749
1.57%	7-Eleven, Inc. 2.80% 20513	5,000	4,649
	Altria Group, Inc. 4.40% 2026	4,585	5,055
	Altria Group, Inc. 4.50% 2043	1,585	1,646
	Altria Group, Inc. 5.95% 2049	9,039	11,304
	Anheuser-Busch InBev NV 4.75% 2029	7,500	8,737
	Anheuser-Busch InBev NV 5.55% 2049	5,000	6,934
	Anheuser-Busch InBev NV 4.50% 2050	1,355	1,674
	British American Tobacco International Finance PLC 3.95% 20253	16,879	17,942
	British American Tobacco International Finance PLC 1.668% 2026	4,070	4,000
	British American Tobacco PLC 3.557% 2027	10,991	11,536
	British American Tobacco PLC 2.259% 2028	4,348	4,241
	British American Tobacco PLC 4.39% 2037	1,500	1,583
	British American Tobacco PLC 4.54% 2047	12,786	13,403
	British American Tobacco PLC 4.758% 2049	23,659	25,466
	Conagra Brands, Inc. 5.30% 2038	436	552
	Conagra Brands, Inc. 5.40% 2048	57	77
	Constellation Brands, Inc. 3.50% 2027	7,500	8,075
	Constellation Brands, Inc. 2.875% 2030	620	637
	Constellation Brands, Inc. 2.25% 2031	1,487	1,455
	Imperial Tobacco Finance PLC 3.50% 20233	2,335	2,379
	JBS Luxembourg SARL 2.50% 20273	3,880	3,841
	JBS Luxembourg SARL 3.625% 20323	1,430	1,438
	JBS USA Lux SA 5.50% 20303	435	474
	JBS USA Lux SA 3.00% 20323	3,430	3,434
	Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,245
	Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,238
	Kraft Heinz Company 5.50% 2050	2,725	3,697
	Molson Coors Brewing Co. 4.20% 2046	2,390	2,656
	PepsiCo, Inc. 1.95% 2031	6,979	6,983
	Philip Morris International, Inc. 4.25% 2044	9,550	10,928
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,144
	PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	706
	Reynolds American, Inc. 4.45% 2025	14,570	15,748
	Reynolds American, Inc. 5.85% 2045	1,970	2,399

			207,025

Information	Analog Devices, Inc. 1.70% 2028	1,962	1,957
technology	Analog Devices, Inc. 2.10% 2031	5,485	5,503
1.02%	Analog Devices, Inc. 2.80% 2041	521	528
	Analog Devices, Inc. 2.95% 2051	4,464	4,596
American Funds Insurance Series	181

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Apple, Inc. 2.70% 2051	$ 7,080	$ 7,017
technology	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	7,623
(continued)	Broadcom, Inc. 3.469% 20343	34,812	36,483
	Broadcom, Inc. 3.137% 20353	1,164	1,172
	Broadcom, Inc. 3.187% 20363	4,803	4,802
	Global Payments, Inc. 2.90% 2031	2,145	2,178
	Microsoft Corp. 2.525% 2050	10,000	9,780
	Oracle Corp. 1.65% 2026	8,417	8,359
	Oracle Corp. 2.30% 2028	6,875	6,857
	Oracle Corp. 2.875% 2031	7,393	7,446
	Oracle Corp. 3.95% 2051	4,869	5,063
	PayPal Holdings, Inc. 1.65% 2025	6,989	7,080
	PayPal Holdings, Inc. 2.30% 2030	330	336
	salesforce.com, inc. 1.95% 2031	3,775	3,743
	salesforce.com, inc. 2.70% 2041	875	876
	salesforce.com, inc. 2.90% 2051	8,295	8,463
	salesforce.com, inc. 3.05% 2061	265	273
	Square, Inc. 2.75% 20263	1,975	1,980
	Square, Inc. 3.50% 20313	825	847
	VeriSign, Inc. 2.70% 2031	1,494	1,504

			134,466

Real estate	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,575
0.53%	Alexandria Real Estate Equities, Inc. 4.50% 2029	150	173
	American Campus Communities, Inc. 3.75% 2023	2,900	2,979
	American Campus Communities, Inc. 3.875% 2031	620	688
	American Tower Corp. 1.45% 2026	657	644
	American Tower Corp. 2.30% 2031	1,180	1,147
	American Tower Corp. 2.70% 2031	1,100	1,104
	Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 20313	395	388
	Corporate Office Properties LP 2.00% 2029	1,139	1,096
	Corporate Office Properties LP 2.75% 2031	1,547	1,540
	Corporate Office Properties LP 2.90% 2033	564	552
	Crown Castle International Corp. 2.50% 2031	5,218	5,185
	Equinix, Inc. 2.90% 2026	3,287	3,407
	Equinix, Inc. 3.20% 2029	3,846	4,046
	Equinix, Inc. 2.50% 2031	7,760	7,763
	Equinix, Inc. 3.40% 2052	1,201	1,227
	Essex Portfolio LP 3.25% 2023	335	343
	Essex Portfolio LP 3.875% 2024	1,000	1,053
	Essex Portfolio LP 2.55% 2031	4,338	4,356
	Extra Space Storage, Inc. 2.35% 2032	698	679
	Fibra SOMA 4.375% 20313	1,475	1,416
	Hospitality Properties Trust 5.00% 2022	1,270	1,270
	Hospitality Properties Trust 4.50% 2025	855	834
	Hospitality Properties Trust 3.95% 2028	1,710	1,568
	Howard Hughes Corp. 4.375% 20313	675	683
	Invitation Homes Operating Partnership LP 2.30% 2028	767	759
	Invitation Homes Operating Partnership LP 2.00% 2031	2,048	1,931
	Invitation Homes Operating Partnership LP 2.70% 2034	660	648
	Iron Mountain, Inc. 4.875% 20273	1,605	1,667
	Iron Mountain, Inc. 5.25% 20283	3,500	3,646
	Iron Mountain, Inc. 5.25% 20303	675	713
	Kimco Realty Corp. 3.40% 2022	1,045	1,064
	Omega Healthcare Investors, Inc. 4.375% 2023	186	194
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,055
	Public Storage 1.50% 2026	766	765
	Public Storage 1.95% 2028	993	990

182American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Public Storage 2.25% 2031	$ 699	$703
(continued)	Scentre Group 3.50% 20253	4,565	4,810
	Sun Communities Operating LP 2.30% 2028	1,026	1,026
	Sun Communities Operating LP 2.70% 2031	3,877	3,850

			69,537

Materials	Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,942
0.15%	Ecolab, Inc. 1.65% 2027	835	839
	Ecolab, Inc. 2.125% 2032	2,580	2,562
	Ecolab, Inc. 2.70% 2051	335	330
	Glencore Funding LLC 2.625% 20313	790	769
	Glencore Funding LLC 3.375% 20513	370	357
	Huntsman International LLC 2.95% 2031	741	752
	International Flavors & Fragrances, Inc. 2.30% 20303	3,536	3,470
	LYB International Finance III, LLC 2.25% 2030	3,802	3,786
	LYB International Finance III, LLC 3.625% 2051	2,617	2,777
	Methanex Corp. 5.125% 2027	510	536
	Nova Chemicals Corp. 4.25% 20293	425	427
			19,547

	Total corporate bonds, notes & loans		4,332,302
Mortgage-backed obligations 13.19%

Federal agency	Fannie Mae Pool #976945 5.50% 20237	12	12
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 20257	68	71
obligations	Fannie Mae Pool #256133 4.50% 20267	97	103
10.58%	Fannie Mae Pool #AB5236 3.00% 20277	19	19
	Fannie Mae Pool #AO0800 3.00% 20277	15	16
	Fannie Mae Pool #AL3802 3.00% 20287	646	677
	Fannie Mae Pool #AR3058 3.00% 20287	92	96
	Fannie Mae Pool #AL8241 3.00% 20297	648	679
	Fannie Mae Pool #AL9573 3.00% 20317	74	78
	Fannie Mae Pool #AS8018 3.00% 20317	58	61
	Fannie Mae Pool #BM4741 3.00% 20327	39	41
	Fannie Mae Pool #924866 1.515% 20375,7	694	702
	Fannie Mae Pool #945680 6.00% 20377	586	679
	Fannie Mae Pool #913966 6.00% 20377	36	41
	Fannie Mae Pool #889982 5.50% 20387	1,138	1,304
	Fannie Mae Pool #988588 5.50% 20387	213	244
	Fannie Mae Pool #AB1297 5.00% 20407	219	246
	Fannie Mae Pool #AI1862 5.00% 20417	1,202	1,363
	Fannie Mae Pool #AH9479 5.00% 20417	1,023	1,155
	Fannie Mae Pool #AH8144 5.00% 20417	983	1,103
	Fannie Mae Pool #AI3510 5.00% 20417	740	839
	Fannie Mae Pool #AJ0704 5.00% 20417	629	714
	Fannie Mae Pool #AJ5391 5.00% 20417	400	453
	Fannie Mae Pool #BM6240 2.05% 20445,7	2,327	2,445
	Fannie Mae Pool #AZ3904 4.00% 20457	65	71
	Fannie Mae Pool #AL8522 3.50% 20467	1,087	1,170
	Fannie Mae Pool #BD1968 4.00% 20467	1,464	1,578
	Fannie Mae Pool #BE0592 4.00% 20467	400	427
	Fannie Mae Pool #BD5477 4.00% 20467	182	196
	Fannie Mae Pool #CA0770 3.50% 20477	5,944	6,300
	Fannie Mae Pool #CA0706 4.00% 20477	124	133
	Fannie Mae Pool #MA3058 4.00% 20477	55	59
	Fannie Mae Pool #BM4413 4.50% 20477	3,923	4,242
	Fannie Mae Pool #BF0293 3.00% 20487	8,572	9,056
	Fannie Mae Pool #FM4891 3.50% 20487	26,213	28,005
American Funds Insurance Series	183

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BF0318 3.50% 20487	$ 7,480	$ 8,024
mortgage-backed	Fannie Mae Pool #CA1189 3.50% 20487	1,766	1,870
obligations	Fannie Mae Pool #MA3384 4.00% 20487	142	152
(continued)	Fannie Mae Pool #BJ9169 4.00% 20487	90	96
	Fannie Mae Pool #BJ5749 4.00% 20487	22	24
	Fannie Mae Pool #BM4676 4.00% 20487	16	18
	Fannie Mae Pool #CA2493 4.50% 20487	925	994
	Fannie Mae Pool #CA3807 3.00% 20497	1,609	1,696
	Fannie Mae Pool #CA3806 3.00% 20497	984	1,039
	Fannie Mae Pool #FM0007 3.50% 20497	18,754	19,993
	Fannie Mae Pool #FM1954 3.50% 20497	8,665	9,245
	Fannie Mae Pool #FM1589 3.50% 20497	5,396	5,740
	Fannie Mae Pool #FM1262 4.00% 20497	30,031	32,195
	Fannie Mae Pool #FM5507 3.00% 20507	19,793	20,828
	Fannie Mae Pool #BF0145 3.50% 20577	14,350	15,549
	Fannie Mae Pool #BF0264 3.50% 20587	10,884	11,741
	Fannie Mae Pool #BF0332 3.00% 20597	23,948	25,375
	Fannie Mae Pool #BF0497 3.00% 20607	20,048	21,164
	Fannie Mae, Series 2001-4, Class GA, 9.00% 20255,7	—8	—8
	Fannie Mae, Series 2001-50, Class BA, 7.00% 20417	9	10
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 20417	21	25
	Fannie Mae, Series 2002-W1, Class 2A, 5.199% 20425,7	25	27
	Freddie Mac Pool #ZK4277 3.00% 20277	338	355
	Freddie Mac Pool #ZK3970 3.00% 20277	115	120
	Freddie Mac Pool #ZS6521 3.00% 20277	83	87
	Freddie Mac Pool #ZK4162 3.00% 20277	30	31
	Freddie Mac Pool #ZS8463 3.00% 20277	4	4
	Freddie Mac Pool #ZK4039 3.00% 20277	4	4
	Freddie Mac Pool #ZS8507 3.00% 20287	154	162
	Freddie Mac Pool #ZK7590 3.00% 20297	3,361	3,542
	Freddie Mac Pool #ZK7593 3.00% 20297	170	178
	Freddie Mac Pool #ZT1931 3.00% 20337	198	208
	Freddie Mac Pool #A15120 5.50% 20337	58	64
	Freddie Mac Pool #QN1073 3.00% 20347	69	73
	Freddie Mac Pool #G05196 5.50% 20387	62	72
	Freddie Mac Pool #G05267 5.50% 20387	47	54
	Freddie Mac Pool #G06020 5.50% 20397	88	101
	Freddie Mac Pool #A93948 4.50% 20407	193	214
	Freddie Mac Pool #G05860 5.50% 20407	324	371
	Freddie Mac Pool #G06868 4.50% 20417	209	231
	Freddie Mac Pool #G06841 5.50% 20417	527	603
	Freddie Mac Pool #841039 2.186% 20435,7	2,047	2,160
	Freddie Mac Pool #Z40130 3.00% 20467	24,229	25,737
	Freddie Mac Pool #G61733 3.00% 20477	5,974	6,309
	Freddie Mac Pool #ZT2100 3.00% 20477	1,123	1,178
	Freddie Mac Pool #G08789 4.00% 20477	846	908
	Freddie Mac Pool #G67709 3.50% 20487	16,342	17,592
	Freddie Mac Pool #G61628 3.50% 20487	425	457
	Freddie Mac Pool #Q58494 4.00% 20487	1,459	1,563
	Freddie Mac Pool #QA4673 3.00% 20497	34,864	36,775
	Freddie Mac Pool #SD7507 3.00% 20497	1,945	2,047
	Freddie Mac Pool #SD7508 3.50% 20497	13,533	14,594
	Freddie Mac Pool #RA1369 3.50% 20497	2,499	2,664
	Freddie Mac Pool #ZN4842 3.50% 20497	955	1,021
	Freddie Mac, Series 3061, Class PN, 5.50% 20357	71	80
	Freddie Mac, Series 3318, Class JT, 5.50% 20377	175	198
	Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 20227	3,995	4,009
	Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20227	200	200
	Freddie Mac, Series 3156, Class PO, principal only, 0% 20367	149	137

184American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac, Series 3146, Class PO, principal only, 0% 20367	$144	$130
mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
obligations	3.50% 20577	10,631	11,032
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 20587	2,387	2,491
	Government National Mortgage Assn. 2.00% 20527,9	26,184	26,423
	Government National Mortgage Assn. 2.00% 20527,9	18,106	18,238
	Government National Mortgage Assn. 2.50% 20527,9	35,056	35,902
	Government National Mortgage Assn. Pool #MA5817 4.00% 20497	17,229	18,253
	Government National Mortgage Assn. Pool #MA5876 4.00% 20497	2,420	2,554
	Government National Mortgage Assn. Pool #MA6221 4.50% 20497	7,791	8,243
	Government National Mortgage Assn. Pool #MA5764 4.50% 20497	859	908
	Government National Mortgage Assn. Pool #MA6042 5.00% 20497	52	56
	Uniform Mortgage-Backed Security 1.50% 20377,9	2,389	2,391
	Uniform Mortgage-Backed Security 1.50% 20377,9	1,561	1,565
	Uniform Mortgage-Backed Security 2.00% 20377,9	4,072	4,170
	Uniform Mortgage-Backed Security 2.00% 20377,9	3,653	3,734
	Uniform Mortgage-Backed Security 3.00% 20377,9	4,006	4,189
	Uniform Mortgage-Backed Security 2.00% 20527,9	85,780	85,150
	Uniform Mortgage-Backed Security 2.00% 20527,9	14,875	14,797
	Uniform Mortgage-Backed Security 2.50% 20527,9	419,953	426,467
	Uniform Mortgage-Backed Security 2.50% 20527,9	172,750	175,821
	Uniform Mortgage-Backed Security 3.00% 20527,9	146,150	151,417
	Uniform Mortgage-Backed Security 3.50% 20527,9	20,035	21,093
	Uniform Mortgage-Backed Security 4.50% 20527,9	15,000	16,071
			1,395,381

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20483,5,7	4,092	4,074
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 20553,7	233	233
obligations (privately	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
originated)	(1-month USD-LIBOR + 1.60%) 1.702% 20293,5,7	2,709	2,711
1.41%	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 20593,5,7	1,118	1,120
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20593,5,7	816	825
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20303,5,7	809	810
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 20313,5,7	3,936	3,927
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20363,5,7	2,413	2,412
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 20603,5,7	410	413
	COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 20613,5,7	3,108	3,103
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20373,7	1,612	1,626
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20603,5,7	1,980	1,992
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20693,7	3,254	3,566
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 20693,7	2,725	3,036
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 20513,5,7	8,254	8,269
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 20513,5,7	2,433	2,435
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 20513,5,7	2,315	2,329
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 20513,5,7	2,261	2,261
	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 20513,5,7	2,160	2,159
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2,
	(1-month USD-SOFR + 2.30%) 2.35% 20333,5,7	600	612
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2,
	(1-month USD-SOFR + 1.65%) 1.70% 20343,5,7	248	249
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1,
	(1-month USD-SOFR + 0.85%) 0.90% 20413,5,7	387	387
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2,
	(1-month USD-SOFR + 1.50%) 1.55% 20413,5,7	3,243	3,244
American Funds Insurance Series	185

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M2,
mortgage-backed	(1-month USD-SOFR + 1.80%) 1.85% 20413,5,7	$ 275	$276
obligations (privately	GCAT, Series 2021-NQM6, Class A1, 1.855% 20663,5,7	4,923	4,907
originated)	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 20263,7	5,613	5,561
(continued)	Home Partners of America Trust, Series 2021-2, Class B, 2.302% 20263,7	999	988
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 20513,5,7	982	986
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5,
	3.409% 20507	240	258
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20593,5,7	1,062	1,064
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 20613,5,7	998	991
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
	2.25% 2067 (5.25% on 11/25/2024)3,4,7	3,131	3,125
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 0.952% 20553,5,7	16,160	16,149
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 20603,5,7	3,993	3,932
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.101% 20233,5,7	11,402	11,415
	MRA Issuance Trust, Series 2020-10, Class A2,
	(1-month USD-LIBOR + 1.70%) 1.786% 20223,5,7	25,588	25,621
	MRA Issuance Trust, Series 2021-16, Class A1,
	(1-month USD-LIBOR + 1.55%) 1.644% 20513,5,7	20,357	20,360
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 20563,5,7	4,000	3,993
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 20313,5,7	6,722	6,713
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20603,7	13,275	13,257
	Tricon Residential, Series 2021-SFR1, Class A, 1.943% 20383,7	5,043	5,028
	Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 20663,5,7	6,626	6,617
	ZH Trust, Series 2021-2, Class A, 2.349% 20273,7	2,295	2,294
			185,328

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 20527	100	111
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 20527	770	865
securities	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 20617	1,018	1,092
0.96%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 20617	130	139
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 20617	205	225
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 20615,7	2,444	2,761
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 20637	295	301
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 20527	2,541	2,880
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 20535,7	781	899
	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 20263,5,7	9,979	9,980
	BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.35% 20263,5,7	339	338
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 20263,5,7	100	100
	BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 1.95% 20263,5,7	151	151
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 20363,5,7	14,727	14,697
	BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.848% 20363,5,7	12,622	12,627
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 1.009% 20363,5,7	5,292	5,290
	BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.06% 20363,5,7	570	567
	BX Trust, Series 2021-ARIA, Class B,
	(1-month USD-LIBOR + 1.297%) 1.407% 20363,5,7	995	994
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.756% 20363,5,7	996	994
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 20383,5,7	3,769	3,753
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.98% 20383,5,7	436	434
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.21% 20383,5,7	295	294
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.51% 20383,5,7	746	743
	CIM Retail Portfolio Trust, Series 2021-RETL, Class A,
	(1-month USD-LIBOR + 1.40%) 1.51% 20363,5,7	1,350	1,349
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 20497	250	264
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 20497	610	651

186American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20463,5,7	$ 312	$ 326
mortgage-backed	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 20477	350	368
securities	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.561% 20485,7	204	213
(continued)	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 20577	1,332	1,377
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 20497	200	211
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 1.19% 20383,5,7	2,865	2,873
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 1.49% 20383,5,7	654	655
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 1.81% 20383,5,7	891	893
	Extended Stay America Trust, Series 2021-ESH, Class D,
	(1-month USD-LIBOR + 2.25%) 2.36% 20383,5,7	682	684
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20403,7	1,897	1,898
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 20507	400	429
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 20527	100	112
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 20537	1,536	1,559
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5,
	4.079% 20477	3,280	3,439
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5,
	3.694% 20507	640	691
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A,
	3.735% 20313,7	785	802
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4,
	3.648% 20495,7	2,040	2,199
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 1.16% 20383,5,7	4,555	4,560
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 0.911% 20263,5,7	154	154
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
	3.741% 20477	5,446	5,716
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4,
	3.306% 20487	410	429
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4,
	3.72% 20497	245	266
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS,
	4.114% 20487	730	778
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C,
	4.761% 20495,7	208	216
	Motel 6 Trust, Series 2021-MTL6, Class A,
	(1-month USD-LIBOR + 0.90%) 1.01% 20383,5,7	818	818
	Motel 6 Trust, Series 2021-MTL6, Class B,
	(1-month USD-LIBOR + 1.20%) 1.31% 20383,5,7	524	524
	Motel 6 Trust, Series 2021-MTL6, Class C,
	(1-month USD-LIBOR + 1.50%) 1.61% 20383,5,7	157	157
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 20413,7	4,674	4,795
	SREIT Trust, Series 2021-FLWR, Class A,
	(1-month USD-LIBOR + 0.577%) 0.686% 20363,5,7	9,351	9,252
	SREIT Trust, Series 2021-FLWR, Class B,
	(1-month USD-LIBOR + 0.926%) 1.036% 20363,5,7	1,000	990
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 0.841% 20383,5,7	8,739	8,711
	SREIT Trust, Series 2021-MFP, Class B,
	(1-month USD-LIBOR + 1.079%) 1.19% 20383,5,7	263	262
	SREIT Trust, Series 2021-MFP, Class C,
	(1-month USD-LIBOR + 1.329%) 1.439% 20383,5,7	141	140
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 20487	2,413	2,542
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.093% 20485,7	220	227
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 20497	2,550	2,777
American Funds Insurance Series	187

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 20527	$ 1,019	$1,091
mortgage-backed	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 20597	250	266
securities	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 20607	205	222
(continued)
			126,121

Other	Nykredit Realkredit AS, Series 01E, 1.00% 20537	DKr110,520	15,947
mortgage-backed	Nykredit Realkredit AS, Series CCE, 1.00% 20507	79,480	11,614
securities	Realkredit Danmark AS 1.00% 20537	30,000	4,332
0.24%
			31,893

	Total mortgage-backed obligations		1,738,723
Asset-backed obligations 4.17%

	Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 20253,7	$ 2,210	2,317
	Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 20253,7	2,755	2,906
	Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20263,7	7,689	7,885
	Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 20273,7	3,445	3,390
	Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 20273,7	531	522
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20273,7	2,427	2,458
	Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 20273,7	193	190
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20273,7	623	647
	Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 20273,7	1,279	1,362
	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 20263,7	701	697
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 20263,7	1,439	1,434
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 20263,7	2,602	2,621
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 20263,7	2,500	2,533
	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 20273,7	1,465	1,459
	American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 20273,7	806	800
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 20277	997	985
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 20277	1,109	1,091
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 20277	2,613	2,573
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 1.16% 20303,5,7	575	575
	Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 20343,7	300	299
	Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 20343,7	269	265
	Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC,
	Series 2021-1, Class A, 2.443% 20463,7	4,518	4,469
	Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC,
	Series 2021-1, Class B, 3.446% 20463,7	518	513
	CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20257	400	410
	CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 20267	210	206
	CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 20277	206	203
	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 20287	538	538
	Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 20287	884	887
	Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.868% 20373,7	16,798	16,678
	Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 3.602% 20373,7	6,497	6,534
	Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 5.75% 20373,7	698	703
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 20413,7	1,062	1,050
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20603,7	18,930	18,796
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20603,7	1,992	1,960
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20603,7	3,441	3,441
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20603,7	373	372
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20613,7	6,134	6,026
	CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 20613,7	1,943	1,916
	CLI Funding VI LLC, Series 2020-2A, Class A, 2.03% 20453,7	2,618	2,603
	CLI Funding VI LLC, Series 2020-3A, Class A, 2.07% 20453,7	5,530	5,501
	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 20463,7	4,376	4,283
	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38% 20463,7	491	484

188American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20243,7	$58	$58
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20253,7	284	285
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20253,7	1,125	1,142
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20253,7	3,045	3,079
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 20263,7	694	689
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 20263,7	590	584
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20293,7	7,411	7,471
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 20303,7	1,900	1,886
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 20257	2,524	2,521
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20257	3,851	3,884
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20257	2,220	2,236
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20267	4,020	4,104
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 20277	5,369	5,371
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 20297	4,053	4,036
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20253,7	558	562
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20253,7	1,915	1,956
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20253,7	1,392	1,401
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20253,7	4,250	4,347
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 20263,7	825	819
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 20263,7	449	443
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 20263,7	817	819
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 20273,7	1,179	1,177
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 20273,7	1,231	1,222
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 20273,7	832	824
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3,
(3-month USD-LIBOR + 1.00%) 1.124% 20293,5,7	389	389
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 20453,7	525	517
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20243,7	2,755	2,770
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20243,7	789	792
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 20257	1,663	1,658
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 20257	780	784
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 20253,7	900	919
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20253,7	5,000	5,116
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20253,7	6,000	6,148
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 20267	1,807	1,801
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 20267	1,012	1,020
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 20277	2,612	2,586
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20373,7	18,109	17,671
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 20383,7	1,395	1,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20303,7	17,675	18,371
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20313,7	30,070	31,706
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20247	2,625	2,657
FREED ABS Trust, Series 2021-2, Class A, 0.68% 20283,7	785	784
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20453,7	2,466	2,477
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 20463,7	1,579	1,569
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 20463,7	176	174
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20403,7	3,329	3,338
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 20413,7	11,074	10,915
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 20413,7	3,083	3,050
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 20413,7	241	238
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 20247	301	307
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 20247	425	436
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 20233,7,10	8,590	8,571
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 20253,7	18,033	17,879
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 20253,7	1,171	1,161
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 20253,7	810	803
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 20273,7	19,539	19,292
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 20273,7	1,264	1,255
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 20273,7	859	854
American Funds Insurance Series	189

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 20263,7	$ 1,935	$ 1,932
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 20263,7	304	304
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 20463,7	2,692	2,684
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 1.13% 20303,5,7	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 1.274% 20293,5,7	877	877
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 20263,7	1,242	1,234
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 20263,7	230	229
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 20693,7	3,091	3,041
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20693,7	5,177	5,105
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 20703,7	1,046	1,043
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 20463,7	4,724	4,718
Nelnet Student Loan Trust, Series 2021-C, Class AFL,
(1-month USD-LIBOR + 0.74%) 0.844% 20623,5,7	5,353	5,372
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 20623,7	417	411
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20623,7	7,044	6,927
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 20623,7	16,153	15,938
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 20613,7	50,765	49,855
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 1.094% 20303,5,7	275	275
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 20283,7	240	240
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1,
(3-month USD-LIBOR + 0.97%) 1.102% 20273,5,7	733	733
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1,
(3-month USD-LIBOR + 1.05%) 1.182% 20273,5,7	1,304	1,305
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 1.18% 20283,5,7	1,682	1,683
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.032% 20293,5,7	356	356
PFS Financing Corp., Series 2021-B, Class A, 0.775% 20263,7	7,884	7,767
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20243,7	2,190	2,209
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20253,7	1,355	1,374
Prodigy Finance DAC, Series 2021-1A, Class A,
(1-month USD-LIBOR + 1.25%) 1.352% 20513,5,7	1,020	1,020
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 20257	1,510	1,507
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 20257	3,110	3,172
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 20267	2,812	2,805
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 20267	3,344	3,354
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 20267	2,211	2,227
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 20277	1,677	1,662
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 20277	2,236	2,209
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 20277	1,802	1,793
Slam, Ltd., Series 2021-1, Class A, 2.434% 20463,7	2,823	2,775
Slam, Ltd., Series 2021-1, Class B, 3.422% 20463,7	520	514
Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
(3-month USD-LIBOR + 1.08%) 1.204% 20303,5,7	475	475
Sprite, Ltd., Series 2021-1, Class A, 3.75% 20463,7	3,559	3,505
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 20413,7	472	469
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 20333,7	1,393	1,381
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 20333,7	1,598	1,593
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 20753,7	2,889	2,854
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 20453,7	3,379	3,362
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 20453,7	2,500	2,491
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 20453,7	5,003	5,024
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 20463,7	6,770	6,599
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 20463,7	5,680	5,671
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 20463,7	404	399
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 20453,7	4,784	4,756

190American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 20463,7	$3,926	$ 3,813
	TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 20463,7	142	140
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20313,7	6,000	6,199
	Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 20453,7	11,512	11,443
	Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 20463,7	4,621	4,536
	Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 20463,7	381	376
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 20253,7	1,557	1,561
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 20263,7	1,690	1,677
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 20263,7	2,181	2,162
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 20263,7	1,446	1,424
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 20263,7	3,023	3,032
			549,393
Municipals 1.63%

California	G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,217
0.06%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 2034	650	655
	High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,796

			7,668

Illinois	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
1.49%	Series 2010-C, 6.319% 2029	65	77
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2009-E, 6.138% 2039	30,835	38,117
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-D, 6.519% 2040	8,945	11,383
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds
	(Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,391
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	756
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,206
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	11,625	12,071
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	123,760
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,390
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,386

			196,537

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.05%	Series 2021-C, 2.202% 2034	6,390	6,309

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.03%	Series 2020-B, 3.236% 2052	4,075	4,126

	Total municipals		214,640
Bonds & notes of governments & government agencies outside the U.S. 1.10%

	Chile (Republic of) 3.10% 2041	2,340	2,294
	China (People’s Republic of), Series INBK, 3.81% 2050	CNY13,380	2,251
	China (People’s Republic of), Series INBK, 3.72% 2051	48,340	8,051
	Colombia (Republic of) 4.125% 2051	$3,120	2,543
	Colombia (Republic of), Series B, 5.75% 2027	COP24,813,800	5,515
	Dominican Republic 5.95% 20273	$8,100	9,032
	Hungary (Republic of) 2.125% 20313	2,135	2,106
	Israel (State of) 3.375% 2050	4,750	5,148
	Israel (State of) 3.875% 2050	4,775	5,585
American Funds Insurance Series	191

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Panama (Republic of) 3.87% 2060	$7,500	$7,528
Panama Bonos Del Tesoro 3.362% 2031	15,625	15,742
Paraguay (Republic of) 5.00% 2026	1,250	1,390
Peru (Republic of) 6.35% 2028	PEN5,840	1,541
Peru (Republic of) 5.94% 2029	6,005	1,542
Peru (Republic of) 2.783% 2031	$3,790	3,781
Peru (Republic of) 6.15% 2032	PEN12,950	3,260
Peru (Republic of) 3.00% 2034	$2,400	2,396
Philippines (Republic of) 3.20% 2046	4,900	4,995
Portuguese Republic 5.125% 2024	24,775	27,482
PT Indonesia Asahan Aluminium Tbk 5.71% 20233	1,020	1,095
PT Indonesia Asahan Aluminium Tbk 4.75% 20253	1,270	1,352
PT Indonesia Asahan Aluminium Tbk 5.45% 20303	340	388
PT Indonesia Asahan Aluminium Tbk 5.80% 20503	1,150	1,332
Qatar (State of) 4.50% 20283	5,100	5,866
Qatar (State of) 5.103% 20483	3,400	4,609
Saudi Arabia (Kingdom of) 3.628% 20273	5,000	5,427
Saudi Arabia (Kingdom of) 3.625% 20283	11,435	12,474
		144,725
Federal agency bonds & notes 0.09%

Fannie Mae 2.125% 2026	11,910	12,363

Total bonds, notes & other debt instruments (cost: $12,540,692,000)		12,806,734

Short-term securities 9.94%				Shares

Money market investments 9.94%

Capital Group Central Cash Fund 0.09%11,12				13,111,257	1,311,257
Total short-term securities (cost: $1,311,135,000)					1,311,257

Total investment securities 107.06% (cost: $13,851,827,000)					14,117,991
Other assets less liabilities (7.06)%					(931,412)

Net assets 100.00%					$13,186,579
Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)

90 Day Euro Dollar Futures	Long	2,771	September 2022	$ 687,173	$ (1,383)
2 Year U.S. Treasury Note Futures	Long	227	March 2022	49,525	(16)
5 Year Euro-Bobl Futures	Short	70	March 2022	(10,619)	89
5 Year U.S. Treasury Note Futures	Short	2,794	March 2022	(338,008)	(321)
10 Year Euro-Bund Futures	Short	158	March 2022	(30,826)	594
10 Year U.S. Treasury Note Futures	Long	201	March 2022	26,224	(18)
10 Year Ultra U.S. Treasury Note Futures	Short	4,989	March 2022	(730,577)	(11,986)
20 Year U.S. Treasury Bond Futures	Long	1,948	March 2022	312,532	2,731
30 Year Ultra U.S. Treasury Bond Futures	Long	2,886	March 2022	568,903	10,333

					$23

192American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Forward currency contracts

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 12/31/2021
	(000)		(000)	Counterparty	date	(000)

USD	6,217	COP 24,638,500		Citibank	1/7/2022	$ 162
USD	6,982	EUR	6,167	Morgan Stanley	1/10/2022	(41)
USD	3,204	PEN	13,100	UBS AG	1/10/2022	(76)
USD	6,180	JPY	700,950	Bank of New York Mellon	1/13/2022	86
USD	14,857	EUR	13,145	Morgan Stanley	1/13/2022	(112)
USD	1,628	PEN	6,625	Citibank	1/14/2022	(31)
USD	30,955	DKK	203,975	JPMorgan Chase	1/18/2022	(284)
EUR	1,140	USD	1,290	Morgan Stanley	1/20/2022	8
KRW	25,803,000	USD	21,724	Citibank	1/21/2022	(39)
USD	643	PEN	2,650	Morgan Stanley	8/26/2022	(10)
USD	830	PEN	3,440	Citibank	8/26/2022	(18)

						$(355)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	appreciation
						Value at	premium	(depreciation)

	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	0.471%	Annual	10/26/2023	$87,775	$ 317	$—	$ 317
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(330)	—	(330)
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	(1,450)	—	(1,450)
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	34,500	(2,268)	—	(2,268)
3-month USD-LIBOR	Quarterly	1.953%	Semi-annual	4/27/2051	23,100	(1,339)	—	(1,339)
3-month USD-LIBOR	Quarterly	1.9895%	Semi-annual	4/27/2051	35,700	(2,381)	—	(2,381)
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	(862)	—	(862)
3-month USD-LIBOR	Quarterly	2.0295%	Semi-annual	5/5/2051	30,800	(2,351)	—	(2,351)
3-month USD-LIBOR	Quarterly	1.759%	Semi-annual	6/24/2051	27,250	(321)	—	(321)

							$—	$(10,985)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
							Upfront	Unrealized
						Value at	premium	appreciation
Reference	Financing	Payment	Expiration	Notional	12/31/2021		received	at 12/31/2021
index	rate paid	frequency	date	(000)		(000)	(000)	(000)

CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	$30,400		$(2,779)	$(2,826)	$47
Centrally cleared credit default swaps on credit indices — sell protection
							Upfront	Unrealized
						Value at	premium	appreciation
Financing	Payment	Reference	Expiration	Notional	12/31/2021		paid	at 12/31/2021
rate received	frequency	index	date	(000)		(000)	(000)	(000)

1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$47,440		$1,153	$1,126	$27
American Funds Insurance Series	193

The Bond Fund of America (continued)

(formerly Bond Fund)

Investments in affiliates12

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	loss	appreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 9.94%
Money market investments 9.94%
Capital Group Central Cash Fund 0.09%11	$2,690,045	$5,412,096	$6,790,830	$(158)	$104	$1,311,257	$1,432

1All or a portion of this security was pledged as collateral. The total value of pledged collateral was $44,674,000, which represented .34% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,829,363,000, which represented 13.87% of the net assets of the fund.

4Step bond; coupon rate may change at a later date.

5Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Amount less than one thousand.

9Purchased on a TBA basis.

10Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $8,571,000, which represented .06% of the net assets of the fund.

11Rate represents the seven-day yield at 12/31/2021.

12Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbols

Auth. = Authority

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan renminbi

COP = Colombian pesos

DAC = Designated Activity Company

DKK/DKr = Danish kroner

EUR/€ = Euros

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

194American Funds Insurance Series

Capital World Bond Fund

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 92.93%		Principal amount	Value
		(000)	(000)

Euros	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	€ 4,200	$ 5,164
16.19%	Altria Group, Inc. 1.00% 2023	1,020	1,173
	Altria Group, Inc. 1.70% 2025	1,600	1,894
	Altria Group, Inc. 2.20% 2027	2,900	3,516
	American Honda Finance Corp. 1.60% 2022	620	710
	American Honda Finance Corp. 1.95% 2024	560	673
	American Tower Corp. 0.45% 2027	2,525	2,844
	American Tower Corp. 0.875% 2029	1,470	1,657
	AT&T, Inc. 1.60% 2028	2,350	2,831
	Bank of America Corp. 3.648% 2029
	(3-month EUR-EURIBOR + 3.67% on 3/31/2028)1,2	5,000	6,719
	Barclays Bank PLC 6.625% 2022	1,070	1,237
	CaixaBank, SA 2.25% 2030
	(5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)1	2,400	2,840
	Comcast Corp. 0% 2026	2,365	2,658
	Comcast Corp. 0.25% 2027	1,250	1,414
	Comcast Corp. 0.25% 2029	955	1,064
	Cote d’Ivoire (Republic of) 5.25% 2030	900	1,049
	Cote d’Ivoire (Republic of) 5.875% 2031	840	985
	Deutsche Telekom International Finance BV 7.50% 2033	200	388
	Dow Chemical Co. 0.50% 2027	1,110	1,260
	Egypt (Arab Republic of) 5.625% 2030	745	768
	Equinor ASA 1.375% 2032	2,550	3,090
	European Financial Stability Facility 0.40% 2025	6,000	6,996
	European Union 0% 2031	1,905	2,155
	European Union 0% 2035	220	240
	European Union 0.20% 2036	1,500	1,672
	French Republic O.A.T. 0% 2030	27,070	30,535
	French Republic O.A.T. 0.50% 2040	2,080	2,315
	French Republic O.A.T. 0.75% 2052	5,930	6,460
	Germany (Federal Republic of) 0% 2030	14,570	16,997
	Germany (Federal Republic of) 0% 2031	9,425	10,925
	Germany (Federal Republic of) 0% 2031	1,240	1,441
	Germany (Federal Republic of) 0% 2050	3,290	3,588
	Germany (Federal Republic of) 0% 2052	230	248
	Goldman Sachs Group, Inc. 3.375% 20252	5,000	6,276
	Goldman Sachs Group, Inc. 1.00% 20332	2,705	3,034
	Greece (Hellenic Republic of) 3.375% 2025	8,725	10,952
	Greece (Hellenic Republic of) 0.75% 2031	1,660	1,796
	Groupe BPCE SA 4.625% 2023	1,200	1,463
	Groupe BPCE SA 1.00% 2025	2,900	3,392
	Highland Holdings SARL 0.318% 2026	205	233
	Honeywell International, Inc. 0.75% 2032	370	419
	Intesa Sanpaolo SpA 6.625% 2023	510	640
	Ireland (Republic of) 0.20% 2030	900	1,032
	Ireland (Republic of) 0% 2031	1,500	1,668
	Israel (State of) 2.875% 2024	1,180	1,431
	Italy (Republic of) 1.85% 2025	21,390	25,759
	Italy (Republic of) 0.95% 2027	1,745	2,029
	Italy (Republic of) 0.25% 2028	15,970	17,735
	Italy (Republic of) 2.80% 2028	5,828	7,571
	Italy (Republic of) 1.35% 2030	1,657	1,950
	Italy (Republic of) 1.65% 2030	7,400	8,864
	JPMorgan Chase & Co. 0.389% 2028
	(3-month EUR-EURIBOR + 0.65% on 2/24/2027)1,2	3,208	3,630
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)1	2,400	2,807
	Morocco (Kingdom of) 3.50% 2024	1,400	1,707
	Morocco (Kingdom of) 1.50% 2031	4,100	4,301
	Petroleos Mexicanos 5.50% 2025	2,520	3,115
	Philippines (Republic of) 0.25% 2025	1,470	1,670
	Philippines (Republic of) 0.70% 2029	940	1,063
	Portuguese Republic 0.475% 2030	1,610	1,863
American Funds Insurance Series	195

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Euros	Quebec (Province of) 0.25% 2031	€920	$ 1,030
(continued)	Romania 1.75% 2030	2,560	2,726
	Romania 3.624% 2030	3,660	4,527
	Romania 2.00% 2032	1,605	1,701
	Romania 2.00% 2033	2,900	3,017
	Russian Federation 2.875% 2025	3,000	3,673
	Russian Federation 2.875% 2025	1,500	1,837
	Serbia (Republic of) 3.125% 2027	11,497	13,983
	Serbia (Republic of) 1.50% 2029	4,943	5,455
	Serbia (Republic of) 2.05% 2036	2,235	2,336
	Spain (Kingdom of) 2.75% 2024	2,310	2,873
	Spain (Kingdom of) 0.80% 2027	10,570	12,559
	Spain (Kingdom of) 1.45% 2029	1,890	2,344
	Spain (Kingdom of) 1.25% 2030	4,740	5,787
	Spain (Kingdom of) 0.50% 2031	4,645	5,260
	Spain (Kingdom of) 2.70% 2048	850	1,272
	State Grid Europe Development PLC 1.50% 2022	194	221
	State Grid Overseas Investment, Ltd. 1.25% 2022	765	877
	State Grid Overseas Investment, Ltd. 1.375% 2025	441	521
	State Grid Overseas Investment, Ltd. 2.125% 2030	200	247
	Stryker Corp. 0.25% 2024	480	549
	Stryker Corp. 0.75% 2029	980	1,124
	Stryker Corp. 1.00% 2031	450	519
	Toyota Motor Credit Corp. 0.125% 2027	1,850	2,077
	Tunisia (Republic of) 6.75% 2023	5,209	4,975
	Turkey (Republic of) 4.375% 2027	950	1,014
	Ukraine 6.75% 2026	3,119	3,390
	Ukraine 6.75% 2026	1,225	1,331
	Ukraine 4.375% 2030	2,705	2,489
	Verizon Communications, Inc. 0.375% 2029	3,470	3,889

			337,509

Chinese yuan	Agricultural Development Bank of China 3.75% 2029	CNY9,850	1,612
renminbi	Agricultural Development Bank of China 2.96% 2030	90,980	14,112
8.73%	China (People’s Republic of), Series INBK, 3.03% 2026	29,900	4,778
	China (People’s Republic of), Series 1916, 3.12% 2026	70,970	11,387
	China (People’s Republic of), Series INBK, 2.85% 2027	98,450	15,604
	China (People’s Republic of), Series INBK, 3.28% 2027	11,860	1,921
	China (People’s Republic of), Series INBK, 2.91% 2028	26,280	4,154
	China (People’s Republic of), Series 1906, 3.29% 2029	73,800	11,905
	China (People’s Republic of), Series INBK, 2.68% 2030	36,630	5,664
	China (People’s Republic of), Series INBK, 3.27% 2030	58,490	9,494
	China (People’s Republic of), Series 1910, 3.86% 2049	191,540	32,395
	China (People’s Republic of), Series INBK, 3.39% 2050	8,370	1,307
	China (People’s Republic of), Series INBK, 3.81% 2050	24,370	4,099
	China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,433
	China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,672
	China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,895
	China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,784
	China Development Bank Corp., Series 2004, 3.43% 2027	26,540	4,263
	China Development Bank Corp., Series 1805, 4.04% 2028	131,350	21,884
	China Development Bank Corp., Series 1805, 4.88% 2028	33,380	5,791
	China Development Bank Corp., Series 1905, 3.48% 2029	66,100	10,652
	China Development Bank Corp., Series 2005, 3.07% 2030	78,250	12,226

			182,032

Japanese yen	Export-Import Bank of India 0.59% 2022	¥400,000	3,475
8.56%	Goldman Sachs Group, Inc. 2.80% 20222	100,000	871
	Groupe BPCE SA 0.64% 2022	400,000	3,478
	Indonesia (Republic of) 0.54% 2022	100,000	871

196American Funds Insurance Series
Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Japanese yen	Intesa Sanpaolo SpA 1.36% 2022	¥600,000	$ 5,227
(continued)	Japan, Series 18, 0.10% 20243	1,029,096	9,099
	Japan, Series 19, 0.10% 20243	448,462	3,979
	Japan, Series 21, 0.10% 20263	994,500	8,896
	Japan, Series 346, 0.10% 2027	2,525,700	22,163
	Japan, Series 356, 0.10% 2029	3,529,000	31,021
	Japan, Series 24, 0.10% 20293	359,439	3,248
	Japan, Series 116, 2.20% 2030	576,100	5,924
	Japan, Series 26, 0.005% 20313	509,959	4,608
	Japan, Series 362, 0.10% 2031	737,200	6,450
	Japan, Series 363, 0.10% 2031	657,300	5,741
	Japan, Series 145, 1.70% 2033	1,851,000	18,905
	Japan, Series 152, 1.20% 2035	987,100	9,664
	Japan, Series 21, 2.30% 2035	720,000	8,008
	Japan, Series 173, 0.40% 2040	492,000	4,250
	Japan, Series 37, 0.60% 2050	694,500	5,919
	Japan, Series 70, 0.70% 2051	925,450	8,090
	Philippines (Republic of) 0.001% 2024	900,000	7,780
	United Mexican States 0.62% 2022	100,000	870

			178,537

British pounds	American Honda Finance Corp. 0.75% 2026	£1,420	1,858
3.84%	France Télécom 5.375% 2050	300	663
	Lloyds Banking Group PLC 7.625% 2025	655	1,052
	United Kingdom 0.125% 2024	4,400	5,890
	United Kingdom 1.00% 2024	14,820	20,229
	United Kingdom 2.75% 2024	1,210	1,727
	United Kingdom 0.125% 2026	425	561
	United Kingdom 4.25% 2027	1,120	1,818
	United Kingdom 0.375% 2030	4,970	6,423
	United Kingdom 4.75% 2030	11,320	20,372
	United Kingdom 0.875% 2033	2,765	3,677
	United Kingdom 0.875% 2046	6,030	7,617
	United Kingdom 0.625% 2050	2,805	3,340
	United Kingdom 1.25% 2051	3,560	4,944

			80,171

Danish kroner	Nordea Kredit 0.50% 20404	DKr18,573	2,701
3.05%	Nykredit Realkredit AS, Series 01E, 0.50% 20404	140,271	20,390
	Nykredit Realkredit AS, Series 01E, 0.50% 20434	180,173	25,894
	Nykredit Realkredit AS, Series 01E, 1.00% 20534	90,474	13,054
	Nykredit Realkredit AS, Series CCE, 1.00% 20504	7,240	1,058
	Realkredit Danmark AS 1.00% 20534	2,800	404
			63,501

Canadian dollars	Canada 1.00% 2022	C$1,050	833
2.48%	Canada 2.25% 2025	15,900	13,033
	Canada 0.25% 2026	5,800	4,405
	Canada 2.25% 2029	35,740	30,140
	Canada 2.75% 2048	3,500	3,407

			51,818

Mexican pesos	Petróleos Mexicanos 7.19% 2024	MXN83,847	3,894
1.83%	Petróleos Mexicanos 7.47% 2026	95,267	4,231
	United Mexican States, Series M, 7.50% 2027	328,420	16,096
	United Mexican States, Series M20, 8.50% 2029	140,400	7,262
American Funds Insurance Series	197

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mexican pesos	United Mexican States, Series M, 7.75% 2031	MXN58,000	$ 2,866
(continued)	United Mexican States, Series M30, 8.50% 2038	21,100	1,086
	United Mexican States, Series M, 8.00% 2047	56,500	2,739

			38,174

Russian rubles	Russian Federation 7.00% 2023	RUB430,300	5,627
1.68%	Russian Federation 6.90% 2029	403,750	4,976
	Russian Federation 7.65% 2030	712,330	9,160
	Russian Federation 5.90% 2031	79,600	902
	Russian Federation 6.90% 2031	212,995	2,591
	Russian Federation 8.50% 2031	475,380	6,450
	Russian Federation 7.70% 2033	295,840	3,796
	Russian Federation 7.25% 2034	121,920	1,504

			35,006

Malaysian	Malaysia (Federation of), Series 0316, 3.90% 2026	MYR5,900	1,464
ringgits	Malaysia (Federation of), Series 0219, 3.885% 2029	24,615	6,035
1.52%	Malaysia (Federation of), Series 0418, 4.893% 2038	45,447	11,922
	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	9,238
	Malaysia (Federation of), Series 0518, 4.921% 2048	3,322	870
	Malaysia (Federation of), Series 0519, 4.638% 2049	4,521	1,110
	Malaysia (Federation of), Series 0120, 4.065% 2050	4,652	1,092

			31,731

Australian dollars	Australia (Commonwealth of), Series 163, 1.00% 2031	A$31,864	21,812
1.05%

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,730
0.74%	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	533
	Indonesia (Republic of), Series 59, 7.00% 2027	51,565,000	3,885
	Indonesia (Republic of), Series 78, 8.25% 2029	53,220,000	4,170
	Indonesia (Republic of), Series 82, 7.00% 2030	39,572,000	2,882
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,157

			15,357

Colombian pesos	Colombia (Republic of), Series B, 5.75% 2027	COP16,096,300	3,577
0.71%	Colombia (Republic of), Series B, 7.00% 2031	19,961,800	4,536
	Colombia (Republic of), Series B, 7.25% 2050	31,167,000	6,604

			14,717

Brazilian reais	Brazil (Federative Republic of) 6.00% 20243	BRL52,110	9,535
0.46%

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	4,315
0.42%	South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	4,395

			8,710

Czech korunas	Czech Republic 0% 2024	CZK87,290	3,633
0.38%	Czech Republic 1.25% 2025	102,510	4,402

			8,035

198American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Polish zloty	Poland (Republic of), Series 0725, 3.25% 2025	PLN21,220	$5,189
0.30%	Poland (Republic of), Series 1029, 2.75% 2029	4,900	1,137

			6,326

Peruvian	Peru (Republic of) 5.94% 2029	PEN15,395	3,952
nuevos soles	Peru (Republic of) 6.15% 2032	5,980	1,506
0.26%
			5,458

Norwegian kroner	Norway (Kingdom of) 1.75% 2025	NKr45,475	5,200
0.25%

Indian rupees	India (Republic of) 5.15% 2025	INR331,570	4,385
0.24%	National Highways Authority of India 7.27% 2022	50,000	681

			5,066

Ukrainian hryvnia	Ukraine 16.06% 2022	UAH86,536	3,293
0.24%	Ukraine 17.25% 2022	47,384	1,738

			5,031

Chilean pesos	Chile (Republic of) 1.50% 20263	CLP713,154	823
0.18%	Chile (Republic of) 4.50% 2026	50,000	57
	Chile (Republic of) 5.00% 2028	955,000	1,087
	Chile (Republic of) 1.90% 20303	682,148	776
	Chile (Republic of) 4.70% 2030	940,000	1,032

			3,775

South African rand	South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR7,920	459
0.10%	South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,611

			2,070

Romanian leu	Romania 4.75% 2025	RON5,000	1,156
0.06%

U.S. dollars	7-Eleven, Inc. 0.95% 20262	$520	504
39.66%	7-Eleven, Inc. 1.30% 20282	2,180	2,078
	7-Eleven, Inc. 1.80% 20312	2,015	1,909
	AbbVie, Inc. 2.90% 2022	1,170	1,192
	AbbVie, Inc. 3.20% 2022	200	203
	Abu Dhabi (Emirate of) 2.50% 20252	2,195	2,281
	ACE INA Holdings, Inc. 2.875% 2022	195	198
	ACE INA Holdings, Inc. 3.35% 2026	195	209
	ACE INA Holdings, Inc. 4.35% 2045	425	527
	Advisor Group Holdings, LLC 6.25% 20282	425	442
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	2,102	2,120
	Aeropuerto International de Tocume SA 5.125% 20612	660	693
	Aetna, Inc. 2.80% 2023	340	348
	AG Merger Sub II, Inc. 10.75% 20272	311	346
	Alabama Power Co. 3.00% 2052	980	980
	Albertsons Companies, Inc. 3.50% 20292	125	125
	Alcoa Netherlands Holding BV 4.125% 20292	75	77
	Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	1,926
	Allegheny Technologies, Inc. 4.875% 2029	70	70
	Allegheny Technologies, Inc. 5.125% 2031	53	53
American Funds Insurance Series	199

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Alliant Holdings Intermediate, LLC 6.75% 20272	$ 410	$ 426
(continued)	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 20292	95	97
	Allied Universal Holdco LLC 9.75% 20272	235	251
	Allied Universal Holdco LLC 6.00% 20292	300	292
	Allstate Corp. 0.75% 2025	1,563	1,524
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20255,6	650	650
	Altice France SA 5.125% 20292	200	195
	Altria Group, Inc. 5.95% 2049	131	164
	Amazon.com, Inc. 1.50% 2030	2,040	1,979
	Amazon.com, Inc. 2.50% 2050	2,500	2,387
	American Airlines, Inc. 5.50% 20262	135	141
	American Airlines, Inc. 5.75% 20292	135	145
	American Campus Communities, Inc. 3.75% 2023	1,810	1,860
	American Campus Communities, Inc. 4.125% 2024	1,195	1,277
	American Electric Power Company, Inc. 1.00% 2025	250	245
	Amgen, Inc. 1.90% 2025	580	591
	Amgen, Inc. 2.20% 2027	445	456
	Amipeace, Ltd. 2.50% 2024	4,100	4,226
	AmWINS Group, Inc. 4.875% 20292	45	46
	Anglo American Capital PLC 2.25% 20282	454	446
	Anglo American Capital PLC 3.95% 20502	521	554
	Angola (Republic of) 9.50% 2025	2,400	2,576
	Anheuser-Busch InBev NV 4.75% 2029	2,535	2,953
	Anheuser-Busch InBev NV 4.50% 2050	2,250	2,780
	Apache Corp. 4.375% 2028	126	137
	Apple, Inc. 3.35% 2027	1,075	1,167
	Apple, Inc. 2.40% 2050	1,100	1,036
	Ardagh Group SA 6.50% Cash 20272,7	210	217
	Aretec Escrow Issuer, Inc. 7.50% 20292	270	277
	Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)1	1,921	677
	Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)1	3,025	972
	Artera Services, LLC 9.033% 20252	200	212
	Arthur J. Gallagher & Co. 3.50% 2051	34	36
	Asbury Automotive Group, Inc. 4.625% 20292	25	25
	Asbury Automotive Group, Inc. 5.00% 20322	35	36
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 20295,6	120	120
	Ascent Resources - Utica LLC 8.25% 20282	230	240
	Ascent Resources - Utica LLC 5.875% 20292	100	96
	Associated Materials, LLC 9.00% 20252	400	428
	AssuredPartners, Inc. 7.00% 20252	200	202
	AssuredPartners, Inc. 5.625% 20292	230	224
	AstraZeneca Finance LLC 1.75% 2028	685	682
	AstraZeneca Finance LLC 2.25% 2031	100	101
	AstraZeneca PLC 3.50% 2023	2,700	2,819
	AstraZeneca PLC 3.00% 2051	657	690
	AT&T, Inc. 3.50% 2053	2,070	2,092
	Atkore, Inc. 4.25% 20312	25	26
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 20285,6	150	150
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 20295,6	260	264
	Avantor Funding, Inc. 3.875% 20292	125	127
	Axiata SPV2 Bhd. 2.163% 2030	651	645
	Baidu, Inc. 3.425% 2030	675	709
	Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)1	6,260	6,274
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)1	847	870
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)1	3,745	3,720
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)1	4,780	4,705
	Bausch Health Companies, Inc. 9.25% 20262	275	291
	Bausch Health Companies, Inc. 5.75% 20272	200	208
	Bausch Health Companies, Inc. 4.875% 20282	185	189
	Bausch Health Companies, Inc. 5.25% 20312	210	185
	Bayer AG 3.375% 20242	840	879
	Bayer US Finance II LLC 4.25% 20252	203	220

200American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Bayerische Motoren Werke AG 2.95% 20222	$3,675	$3,701
(continued)	Bayerische Motoren Werke AG 3.90% 20252	900	969
	Bayerische Motoren Werke AG 4.15% 20302	900	1,020
	Beasley Mezzanine Holdings, LLC 8.625% 20262	30	30
	Belarus (Republic of) 6.875% 2023	4,955	4,912
	Belarus (Republic of) 7.625% 2027	2,100	1,940
	Berkshire Hathaway Energy Company 2.85% 2051	300	289
	Black Knight, Inc. 3.625% 20282	195	195
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 20252	120	127
	Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds
	(3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)1	575	579
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 20265,6	25	25
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)1,2	700	687
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)1,2	1,275	1,294
	Boeing Company 5.15% 2030	4,000	4,664
	Bombardier, Inc. 7.125% 20262	175	182
	Bombardier, Inc. 7.875% 20272	125	130
	Bombardier, Inc. 6.00% 20282	90	90
	Bombardier, Inc. 7.45% 20342	125	154
	Bonanza Creek Energy, Inc. 5.00% 20262	30	30
	Boyd Gaming Corp. 4.75% 2027	170	174
	Brandywine Operating Partnership LP 3.95% 2023	190	195
	Braskem SA 4.50% 20302	745	794
	Brightstar Escrow Corp. 9.75% 20252	180	193
	British American Tobacco PLC 2.789% 2024	1,150	1,186
	British American Tobacco PLC 3.215% 2026	955	995
	British American Tobacco PLC 3.557% 2027	1,545	1,622
	British American Tobacco PLC 3.462% 2029	1,150	1,193
	British American Tobacco PLC 4.758% 2049	894	962
	Broadcom, Inc. 3.15% 2025	212	222
	Broadcom, Inc. 4.15% 2030	1,450	1,609
	Broadcom, Inc. 3.419% 20332	698	732
	Broadcom, Inc. 3.469% 20342	48	50
	Broadcom, Inc. 3.75% 20512	926	970
	BWX Technologies, Inc. 4.125% 20292	185	188
	CA Magnum Holdings 5.375% 20262	200	207
	Caesars Entertainment, Inc. 6.25% 20252	50	53
	Caesars Entertainment, Inc. 4.625% 20292	40	40
	California Resources Corp. 7.125% 20262	100	104
	Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,375
	Canadian Pacific Railway, Ltd. 2.45% 2031	774	790
	Canadian Pacific Railway, Ltd. 3.10% 2051	941	970
	Canpack SA / Canpack US, LLC 3.875% 20292	90	88
	Carnival Corp. 4.00% 20282	175	174
	Carnival Corp. 6.00% 20292	120	120
	Carrier Global Corp. 2.242% 2025	530	543
	Carvana Co. 5.50% 20272	10	10
	Carvana Co. 4.875% 20292	145	138
	Castlelake Aviation Finance DAC 5.00% 20272	175	174
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,841
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20302	575	589
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20302	165	172
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20312	200	202
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20332	282	288
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20342	125	123
	CEC Entertainment, Inc. 6.75% 20262	135	132
	Centene Corp. 2.45% 2028	40	39
	Centene Corp. 4.625% 2029	375	405
	Centene Corp. 2.50% 2031	155	151
	Centene Corp. 2.625% 2031	25	25
	Centerfield Media Parent, Inc. 6.625% 20262	125	125
	Central Garden & Pet Co. 4.125% 2030	99	100
American Funds Insurance Series	201

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Central Garden & Pet Co. 4.125% 20312	$ 120	$ 121
(continued)	Charles River Laboratories International, Inc. 4.25% 20282	80	83
	Cheniere Energy Partners LP 4.50% 2029	210	223
	Cheniere Energy Partners LP 4.00% 2031	100	105
	Cheniere Energy Partners LP 3.25% 20322	66	67
	Chesapeake Energy Corp. 4.875% 20228	915	18
	Chesapeake Energy Corp. 5.50% 20262	100	105
	Chesapeake Energy Corp. 5.875% 20292	35	37
	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,988
	Cigna Corp. 4.125% 2025	741	811
	Cigna Corp. 2.375% 2031	1,571	1,581
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)1	808	802
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)1	4,500	4,721
	Clarivate Science Holdings Corp. 3.875% 20282	65	65
	Cleveland-Cliffs, Inc. 9.875% 20252	171	194
	Cleveland-Cliffs, Inc. 6.75% 20262	105	111
	Cleveland-Cliffs, Inc. 4.875% 20312	140	146
	CMS Energy Corp. 3.875% 2024	100	105
	CMS Energy Corp. 3.00% 2026	1,200	1,253
	CNX Resources Corp. 7.25% 20272	210	223
	CNX Resources Corp. 6.00% 20292	120	125
	Cogent Communications Group, Inc. 3.50% 20262	260	264
	Coinbase Global, Inc. 3.375% 20282	125	117
	Coinbase Global, Inc. 3.625% 20312	125	115
	Colombia (Republic of) 3.875% 2027	350	353
	Comcast Corp. 3.95% 2025	2,610	2,852
	Commonwealth Bank of Australia 2.688% 20312	4,650	4,578
	Compass Diversified Holdings 5.25% 20292	270	283
	Compass Diversified Holdings 5.00% 20322	65	67
	Comstock Resources, Inc. 6.75% 20292	140	152
	Comstock Resources, Inc. 5.875% 20302	85	87
	Constellation Oil Services Holding SA 10.00% PIK 20242,7,8	2,741	858
	Constellium SE 3.75% 20292	125	123
	Consumers Energy Co. 3.375% 2023	345	357
	Convey Park Energy LLC 7.50% 20252	125	129
	CoreLogic, Inc. 4.50% 20282	304	303
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 20295,6	100	101
	Corporate Office Properties LP 2.75% 2031	1,212	1,206
	Costa Rica (Republic of) 6.125% 20312	640	648
	Coty, Inc. 4.75% 20292	50	51
	Covert Mergeco, Inc. 4.875% 20292	20	20
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 20312	400	418
	Crédit Agricole SA 4.375% 20252	1,100	1,183
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	2,675	2,682
	Credit Suisse Group AG 2.95% 2025	875	917
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)1,2	1,000	1,019
	Crestwood Midstream Partners LP 6.00% 20292	85	88
	Crown Castle International Corp. 2.50% 2031	767	762
	CSX Corp. 3.80% 2050	75	86
	CSX Corp. 2.50% 2051	1,075	996
	CVR Partners LP 9.25% 20232	23	23
	CVR Partners LP 6.125% 20282	120	127
	CVS Health Corp. 3.50% 2022	430	435
	Dana, Inc. 4.25% 2030	10	10
	Danske Bank AS 2.70% 20222	1,400	1,405
	Danske Bank AS 3.875% 20232	1,675	1,743
	DaVita, Inc. 4.625% 20302	90	92
	Dell International LLC / EMC Corp. 8.10% 2036	27	41
	Deluxe Corp. 8.00% 20292	20	21
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)1	850	849
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,487
	Development Bank of Mongolia LLC 7.25% 2023	1,980	2,089

202American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20272,6,7	$ 30	$ 30
(continued)	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20276,7	27	27
	Diamond Sports Group LLC 6.625% 20272	385	109
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 20235,6	107	106
	Diebold Nixdorf, Inc. 9.375% 20252	320	345
	Diebold, Inc. 8.50% 2024	150	150
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 7.00% 20265,6,9,10	19	18
	Digital Currency Group, Inc., Term Loan, 8.75% 20265,9,10	26	24
	DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 20275,6	112	113
	DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 20272	180	185
	Discovery Communications, Inc. 3.625% 2030	468	501
	DISH DBS Corp. 5.25% 20262	65	66
	Dominican Republic 5.50% 20252	1,375	1,490
	Dominican Republic 8.625% 20272	225	269
	Dominican Republic 6.40% 20492	1,613	1,698
	DT Midstream, Inc. 4.125% 20292	105	108
	Duke Energy Corp. 3.75% 2024	550	578
	Duke Energy Progress, LLC 2.00% 2031	2,360	2,308
	Dun & Bradstreet Corp. 5.00% 20292	77	79
	Edison International 5.75% 2027	370	422
	Edison International 4.125% 2028	2,390	2,525
	Edison International 5.00% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)1	100	102
	Egypt (Arab Republic of) 7.50% 20272	2,200	2,296
	Electricité de France SA 4.875% 20382	795	965
	EMD Finance LLC 2.95% 20222	225	225
	EMD Finance LLC 3.25% 20252	2,924	3,079
	Empresas Publicas de Medellin ESP 4.25% 20292	1,030	979
	Enbridge, Inc. 4.00% 2023	600	627
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 20282	292	218
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20292	225	221
	Enel Finance International SA 3.625% 20272	2,375	2,568
	Energy Transfer Operating LP 5.00% 2050	3,408	3,931
	Energy Transfer Partners LP 6.00% 2048	47	59
	Energy Transfer Partners LP 6.25% 2049	565	739
	ENN Energy Holdings, Ltd. 2.625% 20302	2,982	2,967
	Entergy Corp. 0.90% 2025	750	727
	Entergy Texas, Inc. 1.75% 2031	525	493
	EQM Midstream Partners LP 6.50% 20272	220	247
	EQT Corp. 7.50% 20301	50	64
	Equinix, Inc. 1.80% 2027	1,145	1,127
	Equinix, Inc. 2.15% 2030	9,390	9,139
	Essex Portfolio LP 3.50% 2025	2,835	2,995
	Essex Portfolio LP 3.375% 2026	885	940
	European Investment Bank 2.25% 2022	700	703
	Exelon Corp., junior subordinated, 3.497% 20221	525	530
	Export-Import Bank of India 3.25% 2030	3,489	3,558
	Fair Isaac Corp. 4.00% 20282	150	154
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 20224	745	751
	Fannie Mae Pool #MA2754 3.00% 20264	98	102
	Fannie Mae Pool #AP7888 3.50% 20424	404	437
	Fannie Mae Pool #AQ0770 3.50% 20424	140	151
	Fannie Mae Pool #AO4151 3.50% 20424	129	139
	Fertitta Entertainment, Inc. 6.75% 20242	150	150
	First Quantum Minerals, Ltd. 6.875% 20262	325	338
	First Quantum Minerals, Ltd. 6.875% 20272	440	474
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 20292	155	151
	FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)1	1,800	1,940
	FirstEnergy Transmission LLC 2.866% 20282	2,325	2,331
	Florida Power & Light Company 2.875% 2051	1,465	1,490
	FMG Resources 4.375% 20312	220	231
American Funds Insurance Series	203

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Ford Motor Co. 3.25% 2032	$ 100	$ 103
(continued)	Ford Motor Credit Company LLC 3.81% 2024	290	301
	Ford Motor Credit Company LLC 5.125% 2025	835	909
	Ford Motor Credit Company LLC 3.815% 2027	275	291
	Ford Motor Credit Company LLC 2.90% 2028	200	201
	Ford Motor Credit Company LLC 4.00% 2030	125	135
	Freddie Mac Pool #ZS8588 3.00% 20304	63	66
	Freedom Mortgage Corp. 7.625% 20262	90	92
	Freeport-McMoRan, Inc. 5.45% 2043	100	126
	Fresnillo PLC 4.25% 20502	973	1,021
	Front Range BidCo, Inc. 6.125% 20282	200	197
	Frontier Communications Corp. 5.875% 20272	125	132
	Frontier Communications Corp. 5.00% 20282	90	93
	Frontier Communications Holdings, LLC 5.875% 2029	370	371
	FS Energy and Power Fund 7.50% 20232	230	240
	FXI Holdings, Inc. 7.875% 20242	150	153
	FXI Holdings, Inc. 12.25% 20262	522	588
	General Motors Company 6.125% 2025	117	135
	General Motors Financial Co. 1.05% 2024	725	722
	General Motors Financial Co. 2.40% 2028	2,250	2,261
	Genesis Energy, LP 8.00% 2027	175	181
	GeoPark, Ltd. 6.50% 2024	404	415
	Georgia (Republic of) 2.75% 20262	400	399
	Glencore Funding LLC 1.625% 20262	2,838	2,787
	Global Payments, Inc. 2.90% 2030	683	696
	Gol Finance SA 8.00% 20262	70	66
	Goldman Sachs Group, Inc. 2.905% 2023
	(3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,200	1,214
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)1	1,080	1,059
	Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)1	726	715
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)1	2,510	2,531
	GPC Merger Sub, Inc. 7.125% 20282	75	78
	GPS Hospitality Holding Co. LLC 7.00% 20282	30	27
	Gray Escrow II, Inc. 5.375% 20312	50	52
	Group 1 Automotive, Inc. 4.00% 20282	45	45
	Groupe BPCE SA 5.15% 20242	1,800	1,951
	Grupo Energia Bogota SA ESP 4.875% 20302	660	712
	Guara Norte SARL 5.198% 20342	192	189
	Harsco Corp. 5.75% 20272	235	240
	Harvest Midstream I, LP 7.50% 20282	60	64
	HCA, Inc. 5.625% 2028	210	246
	HCA, Inc. 5.25% 2049	170	219
	Hexion, Inc. 7.875% 20272	320	338
	Hightower Holding, LLC 6.75% 20292	285	293
	Hilcorp Energy I, LP 5.75% 20292	45	46
	Hilton Grand Vacations Borrower 5.00% 20292	350	359
	Hilton Worldwide Holdings, Inc. 4.00% 20312	85	87
	Howard Hughes Corp. 5.375% 20282	395	421
	Howard Hughes Corp. 4.125% 20292	205	208
	Howard Hughes Corp. 4.375% 20312	130	131
	Howard Midstream Energy Partners, LLC 6.75% 20272	60	62
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)1	430	438
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)1	305	313
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)1	4,172	4,508
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)1	1,032	1,009
	Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.85%) 1.985% 20226	5,390	5,380
	Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,448	1,497
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.295% 20236	1,843	1,806
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.43% 20256	363	347
	Huarong Finance II Co., Ltd. 5.00% 2025	1,007	1,049
	Huarong Finance II Co., Ltd. 5.50% 2025	880	925
	Huarong Finance II Co., Ltd. 4.875% 2026	771	801

204American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	HUB International, Ltd. 7.00% 20262	$ 275	$ 283
(continued)	Hungary (Republic of) 2.125% 20312	2,910	2,870
	Hungary (Republic of) 3.125% 20512	1,255	1,238
	Hyundai Capital America 3.25% 20222	250	255
	Hyundai Capital America 0.875% 20242	1,200	1,177
	Hyundai Capital America 1.50% 20262	2,375	2,311
	Hyundai Capital America 1.65% 20262	1,800	1,766
	Hyundai Capital America 2.375% 20272	1,284	1,278
	Hyundai Capital America 2.00% 20282	600	585
	Hyundai Capital Services, Inc. 3.75% 20232	2,450	2,522
	II-VI, Inc. 5.00% 20292	75	77
	II-VI, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 3.25% 20285,6	25	25
	Imperial Tobacco Finance PLC 3.50% 20232	2,000	2,038
	Independence Energy Finance LLC 7.25% 20262	150	156
	Ingles Markets, Inc. 4.00% 20312	170	172
	Intesa Sanpaolo SpA 5.017% 20242	3,270	3,506
	Iraq (Republic of) 6.752% 20232	545	553
	Iron Mountain Information Management Services, Inc. 5.00% 20322	110	113
	Iron Mountain, Inc. 5.25% 20302	175	185
	Israel (State of) 3.375% 2050	1,470	1,593
	Israel (State of) 3.875% 2050	795	930
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)1	6,710	6,540
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)1	1,722	1,703
	Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 20265,6	65	65
	KB Home 6.875% 2027	50	59
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	205	210
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	120	122
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	80	83
	Kenya (Republic of) 6.875% 2024	1,300	1,377
	Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,119
	Keurig Dr Pepper, Inc. 3.20% 2030	146	155
	Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,406
	Kimberly-Clark Corp. 1.05% 2027	770	746
	Kimberly-Clark Corp. 3.10% 2030	110	119
	Kinder Morgan, Inc. 3.60% 2051	1,500	1,512
	Kraft Heinz Company 3.875% 2027	110	119
	Kraft Heinz Company 5.00% 2042	250	312
	Kraft Heinz Company 4.375% 2046	740	868
	Kronos Acquisition Holdings, Inc. 5.00% 20262	95	94
	Kronos Acquisition Holdings, Inc. 7.00% 20272	225	212
	Kuwait (State of) 2.75% 20222	3,550	3,571
	Labl Escrow Issuer, LLC 10.50% 20272	55	58
	Labl, Inc. 8.25% 20292	250	252
	Lamb Weston Holdings, Inc. 4.125% 20302	125	128
	Lamb Weston Holdings, Inc. 4.375% 20322	75	77
	LCM Investments Holdings II, LLC 4.875% 20292	9	9
	Ligado Networks LLC 15.50% PIK 20232,7	262	213
	Lima Metro Line 2 Finance, Ltd. 5.875% 20342	1,001	1,152
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034	685	789
	Lima Metro Line 2 Finance, Ltd. 4.35% 20362	615	650
	Limited Brands, Inc. 6.625% 20302	75	85
	Limited Brands, Inc. 6.875% 2035	25	31
	Lloyds Banking Group PLC 1.326% 2023
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 6/15/2022)1	1,825	1,828
	Lloyds Banking Group PLC 1.627% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)1	7,000	6,895
	LPL Holdings, Inc. 4.625% 20272	270	280
	LPL Holdings, Inc. 4.375% 20312	110	113
	LSB Industries, Inc. 6.25% 20282	170	177
	LSC Communications, Inc. 8.75% 20232,8,9,10	430	4
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 20262	60	61
	Mallinckrodt PLC 10.00% 20252	960	1,019
American Funds Insurance Series	205

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Masco Corp. 1.50% 2028	$ 791	$ 766
(continued)	Mastercard, Inc. 2.00% 2031	600	599
	Medtronic, Inc. 3.50% 2025	1,091	1,162
	Meituan Dianping 2.125% 2025	1,730	1,668
	Meituan Dianping 3.05% 20302	3,095	2,868
	Mercer International, Inc. 5.125% 2029	130	133
	Methanex Corp. 5.65% 2044	80	80
	Mexico City Airport Trust 5.50% 2047	432	433
	MicroStrategy, Inc. 6.125% 20282	50	50
	Midas Intermediate Holdco II, LLC 7.875% 20222	15	15
	Midas OpCo Holdings LLC 5.625% 20292	140	144
	Mohegan Gaming & Entertainment 8.00% 20262	285	300
	Molina Healthcare, Inc. 3.875% 20302	75	78
	MoneyGram International, Inc. 5.375% 20262	60	61
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)1	2,164	2,144
	Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)1	1,396	1,335
	Mozart Debt Merger Sub, Inc. 3.875% 20292	60	60
	Mozart Debt Merger Sub, Inc. 5.25% 20292	185	188
	MPLX LP 2.65% 2030	837	834
	MPLX LP 5.50% 2049	1,900	2,432
	MSCI, Inc. 3.625% 20312	150	156
	MSCI, Inc. 3.875% 20312	265	276
	Nabors Industries, Inc. 7.375% 20272	65	67
	National Financial Partners Corp. 6.875% 20282	210	211
	Nationstar Mortgage Holdings, Inc. 5.125% 20302	135	133
	Navient Corp. 5.50% 2023	375	391
	Navient Corp. 5.875% 2024	530	566
	Navient Corp. 6.125% 2024	100	107
	Navient Corp. 4.875% 2028	80	80
	NCL Corp., Ltd. 3.625% 20242	280	265
	NCL Corp., Ltd. 5.875% 20262	115	115
	NCR Corp. 5.125% 20292	220	228
	Neiman Marcus Group, LLC 7.125% 20262	190	202
	Nestlé Holdings, Inc. 1.50% 20282	4,330	4,222
	Netflix, Inc. 4.875% 2028	150	171
	Netflix, Inc. 4.875% 20302	225	263
	New Fortress Energy, Inc. 6.75% 20252	50	51
	New Fortress Energy, Inc. 6.50% 20262	500	497
	New York Life Global Funding 1.20% 20302	2,725	2,546
	Newcrest Finance Pty, Ltd. 3.25% 20302	909	953
	Newell Brands, Inc. 5.875% 20361	100	123
	Newell Rubbermaid, Inc. 4.70% 2026	100	109
	Nexstar Broadcasting, Inc. 4.75% 20282	125	128
	Nexstar Escrow Corp. 5.625% 20272	100	106
	NGL Energy Operating LLC 7.50% 20262	275	284
	NGL Energy Partners LP 7.50% 2023	300	296
	Niagara Mohawk Power Corp. 3.508% 20242	180	188
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 20282	210	217
	NIKE, Inc. 3.375% 2050	602	682
	Northern Oil and Gas, Inc. 8.125% 20282	240	254
	NorthRiver Midstream Finance LP 5.625% 20262	105	109
	Nova Chemicals Corp. 5.25% 20272	20	21
	Nova Chemicals Corp. 4.25% 20292	5	5
	Novelis Corp. 3.25% 20262	15	15
	Novelis Corp. 4.75% 20302	145	153
	Novelis Corp. 3.875% 20312	20	20
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20292	120	131
	Oasis Petroleum, Inc. 6.375% 20262	35	37
	Occidental Petroleum Corp. 5.875% 2025	240	265
	Occidental Petroleum Corp. 6.375% 2028	234	278
	Occidental Petroleum Corp. 6.125% 2031	50	61

206American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
(continued)	(Infrastructure Projects), Series 2020-A, 3.216% 2048	$1,410	$1,438
	Oleoducto Central SA 4.00% 20272	2,535	2,524
	Oleoducto Central SA 4.00% 2027	630	627
	ONEOK, Inc. 4.95% 2047	111	129
	ONEOK, Inc. 5.20% 2048	858	1,039
	ONEOK, Inc. 4.45% 2049	3,510	3,888
	Option Care Health, Inc. 4.375% 20292	30	30
	Oracle Corp. 2.65% 2026	2,327	2,394
	Oracle Corp. 3.25% 2027	1,880	1,981
	Oracle Corp. 3.60% 2050	980	961
	Oracle Corp. 3.95% 2051	22	23
	Orange SA 9.00% 20311	2,434	3,734
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20592,4,6	514	514
	Owens & Minor, Inc. 4.375% 2024	360	383
	Pacific Gas and Electric Co. 2.95% 2026	590	601
	Pacific Gas and Electric Co. 2.10% 2027	9,935	9,599
	Pacific Gas and Electric Co. 3.30% 2027	659	671
	Pacific Gas and Electric Co. 4.65% 2028	542	592
	Pacific Gas and Electric Co. 3.25% 2031	930	934
	Pacific Gas and Electric Co. 3.30% 2040	6,850	6,364
	Pacific Gas and Electric Co. 3.50% 2050	931	865
	Pakistan (Islamic Republic of) 5.625% 2022	6,900	7,047
	Panama (Republic of) 3.75% 20262	1,440	1,532
	Panther BF Aggregator 2, LP 6.25% 20262	49	51
	Panther BF Aggregator 2, LP 8.50% 20272	100	106
	Park Intermediate Holdings LLC 4.875% 20292	80	82
	Parkland Corp. 4.625% 20302	40	40
	Party City Holdings, Inc. 8.75% 20262	75	78
	Pearl Merger Sub, Inc. 6.75% 20282	75	77
	Peru (Republic of) 2.392% 2026	500	508
	Petróleos Mexicanos 4.625% 2023	1,200	1,232
	Petróleos Mexicanos 6.875% 20252	1,340	1,466
	Petróleos Mexicanos 6.875% 2026	4,260	4,690
	Petróleos Mexicanos 6.50% 2027	2,203	2,353
	Petróleos Mexicanos 6.50% 2029	85	88
	Petróleos Mexicanos 6.70% 20322	1,644	1,664
	Petróleos Mexicanos 7.69% 2050	75	73
	Petróleos Mexicanos 6.95% 2060	201	180
	PETRONAS Capital, Ltd. 3.50% 20302	605	655
	PG&E Corp. 5.00% 2028	85	90
	PG&E Corp. 5.25% 2030	125	131
	PGT Innovations, Inc. 4.375% 20292	20	20
	Philip Morris International, Inc. 2.10% 2030	634	621
	Post Holdings, Inc. 4.625% 20302	474	484
	Power Financial Corp., Ltd. 3.35% 2031	1,870	1,847
	Procter & Gamble Company 3.00% 2030	338	368
	PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	2,940	2,989
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,815
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,031
	PT Indonesia Asahan Aluminium Tbk 5.45% 20302	500	571
	PTT Exploration and Production PCL 2.587% 20272	200	204
	Public Service Electric and Gas Co. 2.05% 2050	415	352
	Puget Energy, Inc. 5.625% 2022	480	487
	Qatar (State of) 3.40% 20252	4,805	5,106
	Qatar (State of) 5.103% 20482	530	718
	Qatar Petroleum 1.375% 20262	1,325	1,301
	Qatar Petroleum 3.125% 20412	3,255	3,298
	Qatar Petroleum 3.30% 20512	1,045	1,080
	Radiology Partners, Inc. 9.25% 20282	220	231
	Range Resources Corp. 8.25% 2029	55	61
	Raptor Acquisition Corp. 4.875% 20262	180	182
American Funds Insurance Series	207

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Real Hero Merger Sub 2, Inc. 6.25% 20292	$ 25	$ 25
(continued)	Realogy Corp. 5.75% 20292	160	164
	Reynolds American, Inc. 4.45% 2025	2,115	2,286
	Ritchie Bros. Holdings, Inc. 4.75% 20312	30	31
	RLJ Lodging Trust, LP 4.00% 20292	35	35
	Rockcliff Energy II LLC 5.50% 20292	25	26
	Roller Bearing Company of America, Inc. 4.375% 20292	20	20
	Royal Bank of Canada 0.875% 2026	4,660	4,538
	Royal Bank of Canada 1.20% 2026	2,200	2,163
	Royal Caribbean Cruises, Ltd. 11.50% 20252	57	64
	RP Escrow Issuer, LLC 5.25% 20252	150	151
	Russian Federation 4.25% 2027	1,400	1,516
	SA Global Sukuk, Ltd. 0.946% 20242	1,530	1,509
	SA Global Sukuk, Ltd. 1.602% 20262	835	823
	SA Global Sukuk, Ltd. 2.694% 20312	1,725	1,738
	Sabine Pass Liquefaction, LLC 4.50% 2030	49	55
	Santander Holdings USA, Inc. 3.244% 2026	3,750	3,917
	Saudi Arabia (Kingdom of) 2.894% 20222	1,900	1,915
	Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,099
	Saudi Arabia (Kingdom of) 3.628% 20272	1,900	2,062
	Saudi Arabia (Kingdom of) 3.625% 20282	3,840	4,189
	Saudi Arabia (Kingdom of) 2.25% 20312	2,735	2,716
	Saudi Arabian Oil Co. 1.625% 20252	430	428
	Scentre Group 3.50% 20252	210	221
	Scentre Group 3.75% 20272	110	119
	Scientific Games Corp. 8.25% 20262	375	395
	Scientific Games Corp. 7.25% 20292	75	84
	SCIH Salt Holdings, Inc. 4.875% 20282	115	111
	SCIH Salt Holdings, Inc. 6.625% 20292	65	61
	Scotts Miracle-Gro Co. 4.50% 2029	115	120
	Scotts Miracle-Gro Co. 4.375% 20322	75	75
	ServiceNow, Inc. 1.40% 2030	1,830	1,705
	Simmons Foods, Inc. 4.625% 20292	160	158
	Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026	1,465	1,448
	Sirius XM Radio, Inc. 4.00% 20282	195	196
	Sirius XM Radio, Inc. 3.875% 20312	100	98
	SK hynix, Inc. 1.50% 20262	1,343	1,315
	Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,109
	SM Energy Co. 6.50% 2028	50	52
	Sonic Automotive, Inc. 4.625% 20292	70	71
	Sonic Automotive, Inc. 4.875% 20312	25	25
	Southern California Edison Co. 2.85% 2029	200	207
	Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)1	130	143
	Southwestern Energy Co. 7.75% 2027	25	27
	Southwestern Energy Co. 8.375% 2028	40	45
	Southwestern Energy Co. 5.375% 2030	155	166
	Southwestern Energy Co. 4.75% 2032	55	58
	Sprint Corp. 7.625% 2026	180	216
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,643	7,860
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,631
	State Grid Overseas Investment, Ltd. 3.50% 20272	5,600	6,052
	Stellantis Finance US, Inc. 1.711% 20272	1,900	1,869
	Stellantis Finance US, Inc. 2.691% 20312	225	221
	Stericycle, Inc. 3.875% 20292	225	222
	Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 20262	75	78
	Sunoco LP 4.50% 2029	145	147
	Sunoco LP 4.50% 20302	75	77
	Surgery Center Holdings 10.00% 20272	210	223
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)1	77	79
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)1,2	800	898

208American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Talen Energy Corp. 10.50% 20262	$ 125	$54
(continued)	Talen Energy Corp. 7.25% 20272	335	297
	Targa Resources Partners LP 5.50% 2030	210	230
	Targa Resources Partners LP 4.875% 2031	90	98
	Teekay Offshore Partners LP 8.50% 20232,9,10	555	505
	Tencent Holdings, Ltd. 3.24% 20502	3,450	3,262
	Tencent Music Entertainment Group 2.00% 2030	610	571
	Tenet Healthcare Corp. 4.875% 20262	240	247
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,826
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	3,974
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,731
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	200	196
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev.
	Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,802
	T-Mobile US, Inc. 2.40% 20292	1,079	1,090
	TopBuild Corp. 4.125% 20322	70	72
	Toronto-Dominion Bank 1.25% 2026	2,836	2,789
	Total Capital International 3.127% 2050	804	826
	Toyota Motor Credit Corp. 3.375% 2030	453	497
	TransCanada PipeLines, Ltd. 4.10% 2030	444	496
	TransDigm, Inc. 5.50% 2027	65	67
	TransDigm, Inc. 4.625% 2029	115	115
	Transocean Guardian, Ltd. 5.875% 20242	37	35
	Transocean Poseidon, Ltd. 6.875% 20272	130	126
	Transocean, Inc. 7.25% 20252	90	69
	Transocean, Inc. 8.00% 20272	80	58
	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 20285,6	25	25
	Turkey (Republic of) 6.25% 2022	1,880	1,898
	Turkey (Republic of) 5.75% 2024	2,500	2,449
	Turkey (Republic of) 6.35% 2024	2,220	2,189
	U.S. Treasury 0.125% 2022	12,340	12,321
	U.S. Treasury 0.125% 2023	12,320	12,279
	U.S. Treasury 2.625% 2023	6,900	7,071
	U.S. Treasury 0.375% 2024	12,920	12,752
	U.S. Treasury 1.875% 2024	4,515	4,630
	U.S. Treasury 0.25% 2025	30,740	29,789
	U.S. Treasury 2.875% 2025	5,400	5,758
	U.S. Treasury 0.50% 2026	7,453	7,244
	U.S. Treasury 0.75% 2026	4,361	4,265
	U.S. Treasury 0.875% 2026	24,418	23,999
	U.S. Treasury 1.125% 2026	1,698	1,688
	U.S. Treasury 1.375% 203111	21,464	21,197
	U.S. Treasury 1.125% 2040	9,170	8,043
	U.S. Treasury 1.75% 2041	6,050	5,865
	U.S. Treasury 1.875% 204111	21,440	21,225
	U.S. Treasury 2.75% 2047	1,625	1,896
	U.S. Treasury 3.00% 2048	5,045	6,184
	U.S. Treasury 1.25% 2050	2,100	1,787
	U.S. Treasury 1.625% 2050	2,580	2,408
	U.S. Treasury 2.00% 2051	7,115	7,262
	U.S. Treasury Inflation-Protected Security 0.125% 20223	10,576	10,738
	U.S. Treasury Inflation-Protected Security 0.125% 20223	10,267	10,528
	U.S. Treasury Inflation-Protected Security 0.125% 20513	3,972	4,705
	UBS Group AG 1.008% 2024
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)1,2	1,950	1,944
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 20265,6	60	60
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 20275,6	75	75
	Ukraine 7.75% 2022	4,460	4,431
	Ukraine 7.75% 2024	1,570	1,527
	UniCredit SpA 3.75% 20222	1,750	1,763
	Uniform Mortgage-Backed Security 1.50% 20374,12	2,962	2,965
	Uniform Mortgage-Backed Security 1.50% 20374,12	1,935	1,940
American Funds Insurance Series	209

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Uniform Mortgage-Backed Security 3.00% 20374,12	$17	$18
(continued)	Uniform Mortgage-Backed Security 2.50% 20524,12	16,805	17,066
	Uniform Mortgage-Backed Security 2.50% 20524,12	6,534	6,651
	Uniform Mortgage-Backed Security 3.00% 20524,12	6,797	7,042
	Uniform Mortgage-Backed Security 3.00% 20524,12	3,493	3,614
	Unifrax Escrow Issuer Corp. 5.25% 20282	35	35
	Unifrax Escrow Issuer Corp. 7.50% 20292	100	101
	United Technologies Corp. 4.125% 2028	1,900	2,127
	Univision Communications, Inc. 6.625% 20272	85	92
	Univision Communications, Inc. 4.50% 20292	290	293
	US Foods, Inc. 4.625% 20302	45	46
	Valeant Pharmaceuticals International, Inc. 6.125% 20252	51	52
	Valvoline, Inc. 3.625% 20312	130	126
	Venator Materials Corp. 5.75% 20252	190	183
	Venator Materials Corp. 9.50% 20252	225	246
	Venture Global Calcasieu Pass, LLC 3.875% 20292	215	223
	Venture Global Calcasieu Pass, LLC 4.125% 20312	200	212
	Venture Global Calcasieu Pass, LLC 3.875% 20332	65	68
	Verizon Communications, Inc. 3.15% 2030	575	609
	Verizon Communications, Inc. 2.55% 2031	2,100	2,121
	Verizon Communications, Inc. 3.40% 2041	3,460	3,629
	Viavi Solutions, Inc. 3.75% 20292	17	17
	VICI Properties LP 4.625% 20292	45	48
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20302	390	413
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 20285,6	25	25
	Volkswagen Group of America Finance, LLC 4.625% 20252	1,280	1,411
	W. R. Grace Holdings LLC 5.625% 20292	65	67
	Warrior Met Coal, Inc. 7.875% 20282	200	205
	WASH Multifamily Acquisition, Inc. 5.75% 20262	200	210
	WEA Finance LLC 3.75% 20242	535	562
	Weatherford International, Ltd. 11.00% 20242	12	12
	Weatherford International, Ltd. 8.625% 20302	50	52
	WESCO Distribution, Inc. 7.125% 20252	195	207
	WESCO Distribution, Inc. 7.25% 20282	215	236
	Western Global Airlines LLC 10.375% 20252	15	17
	Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)1	85	89
	Western Midstream Operating, LP 4.75% 2028	70	77
	Westpac Banking Corp. 2.894% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)1	2,900	2,963
	WeWork Companies, LLC 5.00% 20252	50	43
	Williams Companies, Inc. 3.50% 2030	893	950
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20232	38	38
	Xcel Energy, Inc. 3.35% 2026	2,581	2,745
	Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 20275,6	135	135
	Ziggo Bond Co. BV 5.125% 20302	200	201
	Ziggo Bond Finance BV 4.875% 20302	300	308
	Zimmer Holdings, Inc. 3.15% 2022	790	792

			826,862

	Total bonds, notes & other debt instruments (cost: $1,930,539,000)		1,937,589
Preferred securities 0.00%		Shares

U.S. dollars	ACR III LSC Holdings LLC, Series B, preferred shares2,9,10,13	48	34
0.00%
	Total preferred securities (cost: $49,000)		34

210American Funds Insurance Series

Capital World Bond Fund (continued)

Common stocks 0.09%						Value
					Shares	(000)

U.S. dollars	New AMI I, LLC9,10,13				174,911	$1,322
0.09%	Chesapeake Energy Corp.				6,577	424
Diamond Offshore Drilling, Inc.13					36,338	154
Diamond Offshore Drilling, Inc.2,9,13					12,700	50
McDermott International, Ltd.13					4,287	2
Total common stocks (cost: $2,106,000)						1,952
Rights & warrants 0.00%

U.S. dollars	Chesapeake Energy Corp., Class C, warrants, expire 202613				187	6
0.00%	Sable Permian Resources, LLC, Class A, warrants, expire 20249,10,13				531	—14
Total rights & warrants (cost: $58,000)						6
Short-term securities 8.07%

Money market investments 6.91%

Capital Group Central Cash Fund 0.09%15,16					1,440,655	144,080
				Weighted
				average yield	Principal amount
				at acquisition	(000)

Bills & notes of governments & government agencies outside the U.S. 1.16%

	Egyptian Treasury 1/4/2022			12.077%	EGP69,125	4,399
	Egyptian Treasury 1/18/2022			11.246	82,900	5,255
	Egyptian Treasury 4/19/2022			11.506	31,100	1,915
	Egyptian Treasury 4/26/2022			11.461	204,150	12,545

						24,114

Total short-term securities (cost: $168,175,000)						168,194

Total investment securities 101.09% (cost: $2,100,927,000)						2,107,775
Other assets less liabilities (1.09)%						(22,767)

	Net assets 100.00%					$2,085,008
Futures contracts

						Value and
						unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2021
Contracts		Type	contracts	Expiration	(000)	(000)

90 Day Euro Dollar Futures		Long	515	December 2022	$127,405	$(251)
2 Year U.S. Treasury Note Futures		Long	12	March 2022	2,618	(2)
5 Year U.S. Treasury Note Futures		Short	367	March 2022	(44,398)	(66)
10 Year Euro-Bund Futures		Short	157	March 2022	(30,631)	573
10 Year Italy Government Bond Futures		Short	213	March 2022	(35,650)	614
10 Year Japanese Government Bond Futures		Long	24	March 2022	31,628	(97)
10 Year U.S. Treasury Note Futures		Short	159	March 2022	(20,745)	(226)
10 Year Ultra U.S. Treasury Note Futures		Short	252	March 2022	(36,902)	(514)
10 Year UK Gilt Futures		Long	208	March 2022	35,164	(80)
20 Year U.S. Treasury Bond Futures		Long	153	March 2022	24,547	214
American Funds Insurance Series	211

Capital World Bond Fund (continued)

Futures contracts (continued)

								Value and
								unrealized
								(depreciation)
							Notional	appreciation
					Number of		amount	at 12/31/2021
Contracts				Type	contracts	Expiration	(000)	(000)

30 Year Euro-Buxl Futures				Long	62	March 2022	$ 14,593	$(757)
30 Year Ultra U.S. Treasury Bond Futures				Long	116	March 2022	22,866	416

								$(176)
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 12/31/2021
	(000)		(000)		Counterparty		date	(000)

USD	2,089	JPY	236,280		JPMorgan Chase		1/6/2022	$ 35
USD	4,572	JPY	524,790		Goldman Sachs		1/6/2022	10
USD	1,480	CAD	1,871		UBS AG		1/6/2022	1
JPY	259,830	USD	2,299		Bank of America		1/6/2022	(40)
JPY	1,568,780	USD	13,690		Goldman Sachs		1/6/2022	(51)
AUD	3,250	USD	2,338		Citibank		1/7/2022	27
GBP	12,800	USD	17,056		Goldman Sachs		1/10/2022	269
GBP	2,680	USD	3,542		Bank of America		1/10/2022	85
GBP	4,410	USD	5,895		Goldman Sachs		1/10/2022	74
EUR	8,130	USD	9,225		JPMorgan Chase		1/10/2022	33
MYR	13,980	USD	3,335		HSBC Bank		1/10/2022	25
USD	1,537	NZD	2,240		HSBC Bank		1/10/2022	3
USD	1,266	AUD	1,770		Goldman Sachs		1/10/2022	(22)
USD	17,453	DKK	114,240		BNP Paribas		1/10/2022	(40)
USD	6,757	BRL	38,280		Standard Chartered Bank		1/10/2022	(101)
USD	13,645	MYR	57,690		Standard Chartered Bank		1/10/2022	(221)
USD	6,315	MXN	135,010		Goldman Sachs		1/10/2022	(268)
EUR	4,940	USD	5,582		Morgan Stanley		1/11/2022	43
USD	1,561	CAD	2,000		Citibank		1/11/2022	(20)
USD	4,682	RUB	346,336		Citibank		1/12/2022	75
CNH	27,100	USD	4,239		Barclays Bank PLC		1/13/2022	20
PLN	4,950	EUR	1,074		BNP Paribas		1/13/2022	5
EUR	17,710	DKK	131,740		Goldman Sachs		1/13/2022	(6)
EUR	4,991	CZK	127,210		Citibank		1/13/2022	(132)
USD	14,872	MXN	314,310		Citibank		1/13/2022	(445)
USD	3,323	JPY	381,060		HSBC Bank		1/18/2022	10
JPY	597,660	USD	5,268		UBS AG		1/18/2022	(71)
JPY	712,220	USD	6,267		Bank of New York Mellon		1/18/2022	(74)
JPY	1,263,200	USD	11,099		Bank of New York Mellon		1/18/2022	(116)
CHF	800	USD	870		Bank of America		1/20/2022	9
EUR	0	USD	0		Morgan Stanley		1/20/2022	—14
EUR	13,366	DKK	99,400		Morgan Stanley		1/20/2022	(1)
SEK	23,400	USD	2,595		HSBC Bank		1/20/2022	(5)
NOK	34,920	EUR	3,489		UBS AG		1/20/2022	(10)
EUR	5,355	NOK	54,550		Morgan Stanley		1/20/2022	(93)
JPY	8,221,018	USD	72,438		Morgan Stanley		1/20/2022	(958)
INR	155,700	USD	2,083		UBS AG		1/21/2022	2
USD	2,239	IDR	32,232,353		Citibank		1/21/2022	(25)
KRW	33,705,640	USD	28,377		Citibank		1/21/2022	(51)
USD	1,711	COP	6,884,150		Morgan Stanley		1/24/2022	23
USD	3,446	PEN	14,010		UBS AG		1/24/2022	(60)
USD	3,159	COP 12,396,140			Goldman Sachs		2/14/2022	126
USD	11,661	BRL	61,700		Citibank		6/15/2022	1,080

212American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 12/31/2021
	(000)		(000)	Counterparty	date	(000)

BRL	61,700	USD	11,125	JPMorgan Chase	6/15/2022	$(545)
USD	13,962	BRL	77,286	Citibank	7/1/2022	773
USD	6,024	BRL	33,600	Citibank	7/1/2022	290
BRL	110,886	USD	19,160	Citibank	7/1/2022	(238)
USD	13,967	BRL	77,966	Citibank	8/10/2022	823
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	598
BRL	140,966	USD	24,130	Citibank	8/10/2022	(364)

						$482

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	(depreciation)
						Value at	premium	appreciation

	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$4,428	$ (38)	$—	$ (38)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(328)	—	(328)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(121)	—	(121)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,765	(293)	—	(293)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(49)	—	(49)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(48)	—	(48)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(52)	—	(52)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023	$ 7,599	64	—	64
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$11,830	(76)	—	(76)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023	$ 8,240	65	—	65
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$11,817	(86)	—	(86)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023	$ 8,240	64	—	64
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$12,043	(87)	—	(87)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023	$ 8,367	63	—	63
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$12,093	(88)	—	(88)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023	$ 8,240	57	—	57
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023	8,240	57	—	57
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$10,675	(73)	—	(73)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(80)	—	(80)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023	$ 8,240	55	—	55
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$12,163	(76)	—	(76)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023	$ 8,254	52	—	52
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$12,163	(72)	—	(72)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023	$10,569	66	—	66
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$13,521	(75)	—	(75)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	33	—	33
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	30	—	30
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	2	—	2
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024	$13,710	(180)	—	(180)
3-month SEK-STIBOR	Quarterly	0.175%	Annual	2/9/2026	SKr56,800	113	—	113
3-month SEK-STIBOR	Quarterly	0.179%	Annual	2/9/2026	28,400	56	—	56
3-month SEK-STIBOR	Quarterly	0.189%	Annual	2/11/2026	28,500	55	—	55
3-month SEK-STIBOR	Quarterly	0.185%	Annual	2/11/2026	28,500	55	—	55
6.21%	28-Day	28-day MXN-TIIE	28-Day	5/21/2026	MXN72,300	(162)	—	(162)
6.255%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026	47,800	(103)	—	(103)
American Funds Insurance Series	213

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Unrealized
Receive			Pay				Upfront	(depreciation)
						Value at	premium	appreciation

	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

6.21%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026	MXN47,800	$(107)	$—	$ (107)
6.19%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026	48,400	(111)	—	(111)
6.15%	28-Day	28-day MXN-TIIE	28-Day	5/25/2026	47,800	(113)	—	(113)
6.14%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	29,400	(71)	—	(71)
6.115%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	29,400	(72)	—	(72)
6.12%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	44,400	(108)	—	(108)
6.13%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	103,200	(250)	—	(250)
6.16%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026	58,800	(139)	—	(139)
6.15%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026	58,800	(140)	—	(140)
6.23%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026	30,100	(67)	—	(67)
6.195%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026	30,100	(69)	—	(69)
6.36%	28-Day	28-day MXN-TIIE	28-Day	6/12/2026	26,040	(52)	—	(52)
6.5375%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026	14,000	(23)	—	(23)
6.50%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026	13,900	(24)	—	(24)
6.47%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026	14,200	(25)	—	(25)
6.55%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026	43,000	(70)	—	(70)
6.55%	28-Day	28-day MXN-TIIE	28-Day	6/18/2026	14,100	(23)	—	(23)
6.50%	28-Day	28-day MXN-TIIE	28-Day	6/18/2026	27,800	(48)	—	(48)
6.59%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	38,700	(61)	—	(61)
6.58%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	41,600	(66)	—	(66)
6.585%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	50,900	(80)	—	(80)
6.64%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	62,600	(92)	—	(92)
6.6175%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	165,900	(251)	—	(251)
6.633%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	172,500	(256)	—	(256)
6.63%	28-Day	28-day MXN-TIIE	28-Day	6/26/2026	176,800	(263)	—	(263)
6.605%	28-Day	28-day MXN-TIIE	28-Day	7/6/2026	105,000	(163)	—	(163)
7.235%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026	17,500	(7)	—	(7)
7.22%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026	17,500	(7)	—	(7)
7.20%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026	34,940	(15)	—	(15)
7.205%	28-Day	28-day MXN-TIIE	28-Day	10/7/2026	38,540	(17)	—	(17)
7.66%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	70,800	34	—	34
7.64%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	70,800	31	—	31
7.62%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	43,375	17	—	17
7.59%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	28,900	10	—	10
7.52%	28-Day	28-day MXN-TIIE	28-Day	10/30/2026	89,445	18	—	18
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031	$ 5,120	24	—	24

							$—	$(3,856)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
						Upfront		Unrealized
					Value at	premium		depreciation
Reference	Financing	Payment	Expiration	Notional	12/31/2021	received		at 12/31/2021
index	rate paid	frequency	date	(000)	(000)		(000)	(000)

ITRAX.EUR.IG.36	1.00%	Quarterly	12/20/2026	$ 2,430	$(72)		$(69)	$ (3)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	22,302	(2,038)	(1,949)		(89)

						$(2,018)		$(92)

214American Funds Insurance Series

Capital World Bond Fund (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
					Value at	premium	appreciation
Financing	Payment	Reference	Expiration	Notional	12/31/2021	paid	at 12/31/2021
rate received	frequency	index	date	(000)	(000)	(000)	(000)

1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$30,400	$738	$728	$10

Investments in affiliates16

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	loss	appreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 6.91%
Money market investments 6.91%
Capital Group Central Cash Fund 0.09%15	$147,017	$810,222	$813,160	$(10)	$11	$144,080	$128

1Step bond; coupon rate may change at a later date.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $211,518,000, which represented 10.14% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,981,000, which represented .10% of the net assets of the fund.

6Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

8Scheduled interest and/or principal payment was not received.

9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,957,000, which represented .09% of the net assets of the fund.

10Value determined using significant unobservable inputs.

11All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,137,000, which represented .49% of the net assets of the fund.

12Purchased on a TBA basis.

13Security did not produce income during the last 12 months.

14Amount less than one thousand.

15Rate represents the seven-day yield at 12/31/2021.

16Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbols
AUD/A$ = Australian dollars	EURIBOR = Euro Interbank Offered Rate	PLN = Polish zloty
BBR = Bank Base Rate	FRA = Forward Rate Agreement	Ref. = Refunding
BRL = Brazilian reais	GBP/£ = British pounds	Rev. = Revenue
CAD/C$ = Canadian dollars	IDR = Indonesian rupiah	RON = Romanian leu
CHF = Swiss francs	INR = Indian rupees	RUB = Russian rubles
CLP = Chilean pesos	JPY/¥ = Japanese yen	SEK/SKr = Swedish kronor
CNH/CNY = Chinese yuan renminbi	KRW = South Korean won	SOFR = Secured Overnight Financing Rate
COP = Colombian pesos	LIBOR = London Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
CZK = Czech korunas	MXN = Mexican pesos	TBA = To-be-announced
DAC = Designated Activity Company	MYR = Malaysian ringgits	TIIE = Equilibrium Interbank Interest Rate
DKK/DKr = Danish kroner	NOK/NKr = Norwegian kroner	UAH = Ukrainian hryvnia
EGP = Egyptian pounds	NZD/NZ$ = New Zealand dollars	USD/$ = U.S. dollars
EUR/€ = Euros	PEN = Peruvian nuevos soles	ZAR = South African rand
See notes to financial statements.
American Funds Insurance Series	215

American High-Income Trust

(formerly High-Income Bond Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 91.04%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 91.01%

Consumer	Adient US LLC 9.00% 20251	$ 500	$ 532
discretionary	Allied Universal Holdco LLC 6.625% 20261	858	901
13.59%	Allied Universal Holdco LLC 9.75% 20271	976	1,044
	Allied Universal Holdco LLC 4.625% 20281	490	491
	Allied Universal Holdco LLC 6.00% 20291	1,390	1,354
	Asbury Automotive Group, Inc. 4.625% 20291	795	811
	Asbury Automotive Group, Inc. 5.00% 20321	725	753
	Atlas LuxCo 4 SARL 4.625% 20281	280	275
	Boyd Gaming Corp. 8.625% 20251	60	64
	Boyd Gaming Corp. 4.75% 2027	621	635
	Boyd Gaming Corp. 4.75% 20311	895	914
	Boyne USA, Inc. 4.75% 20291	235	242
	Caesars Entertainment, Inc. 6.25% 20251	1,085	1,140
	Caesars Entertainment, Inc. 4.625% 20291	550	551
	Caesars Resort Collection, LLC 5.75% 20251	345	361
	Carnival Corp. 7.625% 20261	975	1,023
	Carnival Corp. 10.50% 20261	1,130	1,291
	Carnival Corp. 4.00% 20281	3,000	2,984
	Carnival Corp. 6.00% 20291	950	947
	Carvana Co. 5.625% 20251	150	150
	Carvana Co. 5.50% 20271	1,671	1,656
	Carvana Co. 5.875% 20281	2,189	2,184
	Carvana Co. 4.875% 20291	2,110	2,013
	CEC Entertainment, Inc. 6.75% 20261	1,150	1,128
	Dana, Inc. 5.625% 2028	345	367
	Empire Communities Corp. 7.00% 20251	475	492
	Empire Resorts, Inc. 7.75% 20261	870	875
	Everi Holdings, Inc. 5.00% 20291	155	157
	Fertitta Entertainment, Inc. 6.75% 20241	2,671	2,674
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 20291	2,985	2,906
	Foot Locker, Inc. 4.00% 20291	535	537
	Ford Motor Co. 3.25% 2032	1,130	1,159
	Ford Motor Co. 5.291% 2046	70	82
	Ford Motor Credit Company LLC 3.664% 2024	500	520
	Ford Motor Credit Company LLC 5.584% 2024	350	378
	Ford Motor Credit Company LLC 3.375% 2025	1,115	1,160
	Ford Motor Credit Company LLC 5.125% 2025	3,835	4,176
	Ford Motor Credit Company LLC 2.70% 2026	750	758
	Ford Motor Credit Company LLC 4.542% 2026	1,460	1,587
	Ford Motor Credit Company LLC 3.815% 2027	2,125	2,250
	Ford Motor Credit Company LLC 4.125% 2027	835	902
	Ford Motor Credit Company LLC 4.271% 2027	525	565
	Ford Motor Credit Company LLC 2.90% 2028	550	552
	Ford Motor Credit Company LLC 5.113% 2029	200	228
	Ford Motor Credit Company LLC 4.00% 2030	1,820	1,961
	Ford Motor Credit Company LLC 3.625% 2031	400	422
	Full House Resorts, Inc. 8.25% 20281	160	168
	GPS Hospitality Holding Co. LLC 7.00% 20281	240	218
	Group 1 Automotive, Inc. 4.00% 20281	485	484
	Hanesbrands, Inc. 4.625% 20241	1,945	2,039
	Hanesbrands, Inc. 4.875% 20261	2,024	2,166
	Hilton Grand Vacations Borrower 5.00% 20291	2,455	2,520
	Hilton Worldwide Holdings, Inc. 5.375% 20251	100	104
	Hilton Worldwide Holdings, Inc. 3.75% 20291	300	303
	Hilton Worldwide Holdings, Inc. 4.875% 2030	508	544
	Hilton Worldwide Holdings, Inc. 4.00% 20311	1,720	1,761
	International Game Technology PLC 6.50% 20251	1,383	1,502
	International Game Technology PLC 4.125% 20261	335	345
	International Game Technology PLC 5.25% 20291	3,380	3,587

216American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	KB Home 6.875% 2027	$ 330	$ 387
discretionary	Kontoor Brands, Inc. 4.125% 20291	370	371
(continued)	Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00%
	20232,3	17	19
	Lennar Corp. 4.50% 2024	40	43
	Levi Strauss & Co. 3.50% 20311	430	439
	Limited Brands, Inc. 6.625% 20301	370	420
	Limited Brands, Inc. 6.875% 2035	786	978
	Limited Brands, Inc. 6.75% 2036	655	810
	Lithia Motors, Inc. 4.625% 20271	100	105
	Lithia Motors, Inc. 3.875% 20291	505	516
	Lithia Motors, Inc. 4.375% 20311	475	508
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 20261	195	197
	M.D.C. Holdings, Inc. 6.00% 2043	823	1,042
	Marriott Ownership Resorts, Inc. 4.50% 20291	490	494
	Melco International Development, Ltd. 5.75% 20281	1,370	1,380
	Melco International Development, Ltd. 5.375% 20291	1,956	1,900
	Melco Resorts Finance, Ltd. 5.25% 20261	300	297
	Merlin Entertainment 5.75% 20261	792	825
	MGM Growth Properties LLC 5.625% 2024	557	596
	MGM Growth Properties LLC 4.625% 20251	900	961
	MGM Growth Properties LLC 3.875% 20291	1,400	1,472
	MGM Resorts International 6.00% 2023	281	294
	MGM Resorts International 5.50% 2027	401	427
	Midas Intermediate Holdco II, LLC 7.875% 20221	160	161
	Midas Intermediate Holdco II, LLC, Term Loan B,
	(3-month USD-LIBOR + 6.75%) 4.00% PIK and 4.50% Cash 20252,3,4	2,345	2,247
	Mohegan Gaming & Entertainment 8.00% 20261	1,340	1,409
	Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 20262,3	613	619
	NCL Corp., Ltd. 3.625% 20241	650	614
	NCL Corp., Ltd. 5.875% 20261	475	474
	Neiman Marcus Group, LLC 7.125% 20261	2,905	3,088
	Newell Brands, Inc. 5.875% 20365	30	37
	Newell Rubbermaid, Inc. 4.875% 2025	445	486
	Norwegian Cruise Line Holdings, Ltd. 10.25% 20261	179	208
	Panther BF Aggregator 2, LP 6.25% 20261	140	147
	Panther BF Aggregator 2, LP 8.50% 20271	340	361
	Party City Holdings, Inc. 6.625% 20261	500	428
	Party City Holdings, Inc. 8.75% 20261	3,600	3,721
	Penske Automotive Group, Inc., 3.75% 2029	340	338
	Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 20242,3	822	803
	Premier Entertainment Sub LLC 5.625% 20291	2,000	1,987
	Premier Entertainment Sub LLC 5.875% 20311	1,905	1,915
	QVC, Inc. 4.375% 2028	200	199
	Raptor Acquisition Corp. 4.875% 20261	690	698
	Real Hero Merger Sub 2, Inc. 6.25% 20291	430	430
	Royal Caribbean Cruises, Ltd. 10.875% 20231	325	355
	Royal Caribbean Cruises, Ltd. 11.50% 20251	1,881	2,109
	Royal Caribbean Cruises, Ltd. 4.25% 20261	2,110	2,046
	Royal Caribbean Cruises, Ltd. 5.50% 20261	545	555
	Royal Caribbean Cruises, Ltd. 3.70% 2028	60	56
	Royal Caribbean Cruises, Ltd. 5.50% 20281	70	71
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 20251	1,959	2,088
	Scientific Games Corp. 5.00% 20251	91	94
	Scientific Games Corp. 8.625% 20251	1,675	1,790
	Scientific Games Corp. 8.25% 20261	2,409	2,539
	Scientific Games Corp. 7.00% 20281	455	485
	Scientific Games Corp. 7.25% 20291	1,980	2,211
	Sonic Automotive, Inc. 4.625% 20291	1,725	1,744
American Funds Insurance Series	217
American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Sonic Automotive, Inc. 4.875% 20311	$1,380	$ 1,395
discretionary	Staples, Inc. 7.50% 20261	421	433
(continued)	Studio City Finance, Ltd. 5.00% 20291	650	583
	Tempur Sealy International, Inc. 4.00% 20291	485	494
	Tempur Sealy International, Inc. 3.875% 20311	1,460	1,465
	The Gap, Inc. 3.625% 20291	170	168
	The Gap, Inc. 3.875% 20311	108	107
	The Home Co., Inc. 7.25% 20251	725	742
	Thor Industries, Inc. 4.00% 20291	420	416
	TopBuild Corp. 4.125% 20321	500	514
	Travel + Leisure Co. 6.60% 20255	50	56
	Travel + Leisure Co. 6.00% 2027	350	382
	Travel + Leisure Co. 4.50% 20291	1,980	2,000
	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 20282,3	529	528
	Universal Entertainment Corp. 8.50% 20241	2,595	2,736
	Vail Resorts, Inc. 6.25% 20251	315	328
	VICI Properties LP 4.25% 20261	962	1,003
	VICI Properties LP 4.625% 20291	1,385	1,476
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20251	851	865
	VICI Properties LP / VICI Note Co., Inc. 3.75% 20271	379	392
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20301	3,124	3,309
	WASH Multifamily Acquisition, Inc. 5.75% 20261	405	426
	Wheel Pros, Inc. 6.50% 20291	820	788
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 20282,3	958	957
	Wyndham Destinations, Inc. 6.625% 20261	525	583
	Wyndham Destinations, Inc. 4.625% 20301	400	403
	Wyndham Worldwide Corp. 4.375% 20281	1,490	1,537
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20231	861	868
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20251	200	206
	Wynn Macau, Ltd. 5.125% 20291	750	683
	Wynn Resorts, Ltd. 7.75% 20251	494	519
	Wynn Resorts, Ltd. 5.125% 20291	852	866
	Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 20272,3	925	928
			143,043

Energy	Aethon United BR LP / Aethon United Finance Corp. 8.25% 20261	425	457
13.36%	Antero Midstream Partners LP 5.375% 20291	570	602
	Antero Resources Corp. 7.625% 20291	417	464
	Antero Resources Corp. 5.375% 20301	720	771
	Apache Corp. 4.625% 2025	420	451
	Apache Corp. 4.875% 2027	875	955
	Apache Corp. 6.00% 2037	165	202
	Apache Corp. 5.10% 2040	695	786
	Apache Corp. 4.75% 2043	265	292
	Ascent Resources - Utica LLC 7.00% 20261	1,640	1,665
	Ascent Resources - Utica LLC 9.00% 20271	170	228
	Ascent Resources - Utica LLC 8.25% 20281	271	283
	Ascent Resources - Utica LLC 5.875% 20291	1,105	1,065
	Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00%
	20251,2,3	228	247
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 20251	676	717
	Bonanza Creek Energy, Inc. 5.00% 20261	735	743
	California Resources Corp. 7.125% 20261	290	302
	Cenovus Energy, Inc. 5.375% 2025	246	272
	Cenovus Energy, Inc. 5.40% 2047	400	499
	Centennial Resource Production, LLC 6.875% 20271	440	449
	Cheniere Energy Partners LP 4.50% 2029	938	996
	Cheniere Energy Partners LP 4.00% 2031	2,323	2,440

218American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Cheniere Energy Partners LP 3.25% 20321	$1,105	$1,118
(continued)	Cheniere Energy, Inc. 7.00% 2024	319	353
	Cheniere Energy, Inc. 5.875% 2025	495	549
	Cheniere Energy, Inc. 4.625% 2028	5,311	5,658
	Chesapeake Energy Corp. 4.875% 20226	4,300	86
	Chesapeake Energy Corp. 5.50% 20261	1,185	1,249
	Chesapeake Energy Corp. 5.875% 20291	1,020	1,093
	CNX Midstream Partners LP 4.75% 20301	210	210
	CNX Resources Corp. 7.25% 20271	1,478	1,569
	CNX Resources Corp. 6.00% 20291	1,345	1,401
	Comstock Resources, Inc. 6.75% 20291	785	853
	Comstock Resources, Inc. 5.875% 20301	1,120	1,150
	Constellation Oil Services Holding SA 10.00% PIK 20241,4,6	7,784	2,436
	Continental Resources, Inc. 5.75% 20311	865	1,020
	Convey Park Energy LLC 7.50% 20251	417	432
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 20311	2,860	2,990
	Crestwood Midstream Partners LP 6.00% 20291	575	598
	Devon Energy Corp. 5.875% 2028	202	219
	Devon Energy Corp. 4.50% 2030	493	529
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20271,3,4	68	67
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20273,4	62	61
	DT Midstream, Inc. 4.125% 20291	1,750	1,794
	DT Midstream, Inc. 4.375% 20311	785	818
	Encino Acquisition Partners Holdings, LLC 8.50% 20281	50	52
	Endeavor Energy Resources LP 6.625% 20251	850	900
	Energean Israel Finance, Ltd. 4.50% 20241	945	952
	Energean Israel Finance, Ltd. 4.875% 20261	800	796
	Energean PLC 6.50% 20271	580	578
	Energy Transfer Operating LP 5.00% 2050	1,529	1,764
	EnLink Midstream Partners, LLC 5.625% 20281	660	687
	EQM Midstream Partners LP 4.75% 2023	400	416
	EQM Midstream Partners LP 4.125% 2026	127	130
	EQM Midstream Partners LP 6.50% 20271	2,365	2,652
	EQM Midstream Partners LP 5.50% 2028	1,231	1,347
	EQM Midstream Partners LP 4.50% 20291	835	870
	EQM Midstream Partners LP 4.75% 20311	1,155	1,223
	EQM Midstream Partners LP 6.50% 2048	100	122
	EQT Corp. 6.625% 20255	630	711
	EQT Corp. 3.90% 2027	125	134
	EQT Corp. 5.00% 2029	480	532
	EQT Corp. 7.50% 20305	400	515
	EQT Corp. 3.625% 20311	500	520
	Genesis Energy, LP 5.625% 2024	120	119
	Genesis Energy, LP 6.50% 2025	1,735	1,715
	Genesis Energy, LP 6.25% 2026	180	176
	Genesis Energy, LP 8.00% 2027	2,663	2,747
	Guara Norte SARL 5.198% 20341	579	569
	Harbour Energy PLC 5.50% 20261	1,295	1,287
	Harvest Midstream I, LP 7.50% 20281	1,867	2,000
	Hess Midstream Operations LP 4.25% 20301	1,400	1,392
	Hess Midstream Partners LP 5.125% 20281	687	716
	Hilcorp Energy I, LP 6.25% 20281	145	153
	Hilcorp Energy I, LP 5.75% 20291	790	815
	Hilcorp Energy I, LP 6.00% 20311	650	674
	Howard Midstream Energy Partners, LLC 6.75% 20271	460	472
	Independence Energy Finance LLC 7.25% 20261	500	520
	Lealand Finance Company BV, Term Loan,
	(3-month USD-LIBOR + 3.00%) 3.09% 20242,3	12	7
American Funds Insurance Series	219

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Lealand Finance Company BV, Term Loan,
(continued)	(3-month USD-LIBOR + 1.00%) 3.00% PIK and 1.09% Cash 20252,3,4	$ 151	$ 68
	Murphy Oil Corp. 6.875% 2024	335	342
	Murphy Oil Corp. 5.75% 2025	250	257
	Murphy Oil Corp. 6.375% 2028	415	442
	Murphy Oil USA, Inc. 3.75% 20311	200	199
	Nabors Industries, Inc. 5.75% 2025	355	329
	Nabors Industries, Inc. 7.375% 20271	1,470	1,523
	Neptune Energy Group Holdings, Ltd. 6.625% 20251	850	870
	New Fortress Energy, Inc. 6.75% 20251	1,290	1,305
	New Fortress Energy, Inc. 6.50% 20261	3,395	3,373
	NGL Energy Operating LLC 7.50% 20261	7,705	7,956
	NGL Energy Partners LP 7.50% 2023	414	408
	NGL Energy Partners LP 6.125% 2025	2,229	1,908
	Northern Oil and Gas, Inc. 8.125% 20281	2,055	2,171
	NorthRiver Midstream Finance LP 5.625% 20261	625	651
	NuStar Logistics LP 6.00% 2026	286	311
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20291	1,845	2,014
	Oasis Petroleum, Inc. 6.375% 20261	1,087	1,143
	Occidental Petroleum Corp. 5.875% 2025	710	784
	Occidental Petroleum Corp. 8.00% 2025	1,400	1,636
	Occidental Petroleum Corp. 3.50% 2029	310	319
	Occidental Petroleum Corp. 6.625% 2030	810	1,004
	Occidental Petroleum Corp. 8.875% 2030	300	405
	Occidental Petroleum Corp. 6.125% 2031	530	645
	Occidental Petroleum Corp. 4.20% 2048	165	165
	Parkland Corp. 4.625% 20301	835	831
	PDC Energy, Inc. 5.75% 2026	1,100	1,138
	Petróleos Mexicanos 6.875% 20251	350	383
	Petróleos Mexicanos 5.35% 2028	449	447
	Petróleos Mexicanos 7.69% 2050	651	629
	Petrorio Luxembourg SARL 6.125% 20261	320	321
	Precision Drilling Corp. 6.875% 20291	160	163
	Range Resources Corp. 4.875% 2025	642	664
	Range Resources Corp. 8.25% 2029	850	949
	Rattler Midstream Partners LP 5.625% 20251	955	994
	Rockcliff Energy II LLC 5.50% 20291	440	454
	Rockies Express Pipeline LLC 4.95% 20291	1,000	1,066
	Sabine Pass Liquefaction, LLC 4.50% 2030	586	662
	Sanchez Energy Corp. 7.25% 20231,6	739	29
	SM Energy Co. 6.50% 2028	220	228
	Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)5	715	787
	Southwestern Energy Co. 7.75% 2027	272	294
	Southwestern Energy Co. 8.375% 2028	565	631
	Southwestern Energy Co. 5.375% 2029	340	360
	Southwestern Energy Co. 5.375% 2030	2,220	2,383
	Southwestern Energy Co. 4.75% 2032	1,255	1,324
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 20311	335	339
	Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 20261	555	579
	Sunoco LP 6.00% 2027	547	571
	Sunoco LP 4.50% 2029	1,680	1,709
	Sunoco LP 4.50% 20301	1,680	1,724
	Superior Plus LP and Superior General Partner, Inc. 4.50% 20291	690	710
	Tallgrass Energy Partners, LP 7.50% 20251	230	249
	Targa Resources Partners LP 5.875% 2026	171	179
	Targa Resources Partners LP 6.50% 2027	133	143
	Targa Resources Partners LP 6.875% 2029	985	1,103
	Targa Resources Partners LP 5.50% 2030	802	878
	Targa Resources Partners LP 4.875% 2031	1,620	1,762

220American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Targa Resources Partners LP 4.00% 20321	$ 550	$576
(continued)	Teekay Corp. 9.25% 20221	683	701
	Teekay Offshore Partners LP 8.50% 20231,7,8	2,009	1,828
	Transocean Guardian, Ltd. 5.875% 20241	379	359
	Transocean Poseidon, Ltd. 6.875% 20271	385	372
	Transocean, Inc. 7.25% 20251	500	386
	Transocean, Inc. 8.00% 20271	550	397
	USA Compression Partners, LP 6.875% 2026	264	275
	USA Compression Partners, LP 6.875% 2027	247	261
	Venture Global Calcasieu Pass, LLC 4.125% 20311	2,695	2,861
	Venture Global Calcasieu Pass, LLC 3.875% 20331	650	682
	Weatherford International, Ltd. 11.00% 20241	445	459
	Weatherford International, Ltd. 6.50% 20281	1,960	2,077
	Weatherford International, Ltd. 8.625% 20301	2,120	2,204
	Western Gas Partners LP 4.50% 2028	1,374	1,498
	Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)5	369	386
	Western Midstream Operating, LP 4.75% 2028	160	177
	Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)5	400	440
	Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)5	290	343
			140,595

Communication	Allen Media, LLC 10.50% 20281	50	52
services	Altice France SA 5.125% 20291	2,547	2,489
12.70%	Beasley Mezzanine Holdings, LLC 8.625% 20261	475	470
	Brightstar Escrow Corp. 9.75% 20251	1,095	1,176
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20261	132	136
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20281	96	100
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20291	100	108
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20301	3,604	3,695
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20301	3,137	3,268
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	139
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20311	3,285	3,321
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,055
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20331	1,210	1,236
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20341	750	739
	Centerfield Media Parent, Inc. 6.625% 20261	1,160	1,164
	CenturyLink, Inc. 6.75% 2023	1,480	1,600
	CenturyLink, Inc. 4.00% 20271	750	762
	Cinemark USA, Inc. 5.875% 20261	188	191
	Clear Channel Worldwide Holdings, Inc. 7.75% 20281	570	611
	Clear Channel Worldwide Holdings, Inc. 7.50% 20291	380	406
	Cogent Communications Group, Inc. 3.50% 20261	700	712
	Consolidated Communications, Inc. 5.00% 20281	225	228
	CSC Holdings, LLC 3.375% 20311	500	469
	Diamond Sports Group LLC 5.375% 20261	1,573	788
	Diamond Sports Group LLC 6.625% 20271	1,056	298
	DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 20272,3	1,823	1,827
	DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 20271	2,920	2,994
	DISH DBS Corp. 5.25% 20261	490	499
	DISH DBS Corp. 5.125% 2029	900	820
	Embarq Corp. 7.995% 2036	2,102	2,358
	Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 20272,3	74	74
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 20282,3	525	539
	Front Range BidCo, Inc. 6.125% 20281	839	828
	Frontier Communications Corp. 5.875% 20271	1,550	1,642
	Frontier Communications Corp. 5.00% 20281	4,030	4,158
	Frontier Communications Corp. 6.75% 20291	2,010	2,093
	Frontier Communications Holdings, LLC 5.875% 2029	1,390	1,392
American Funds Insurance Series	221

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Frontier Communications Holdings, LLC 6.00% 20301	$ 750	$ 755
services	Gannett Holdings, LLC 6.00% 20261	500	511
(continued)	Gray Escrow II, Inc. 5.375% 20311	1,350	1,391
	Gray Television, Inc. 7.00% 20271	828	886
	Gray Television, Inc. 4.75% 20301	250	249
	iHeartCommunications, Inc. 5.25% 20271	1,445	1,504
	Inmarsat PLC 6.75% 20261	1,475	1,553
	Intelsat Jackson Holding Co. 8.00% 20241	1,675	1,703
	Intelsat Jackson Holding Co. 8.50% 20241,6	1,050	482
	Intelsat Jackson Holding Co., Term Loan,
	(3-month USD-LIBOR + 4.75%) 5.75% 20222,3	1,010	1,014
	Intelsat Jackson Holding Co., Term Loan, 6.625% 20242	3,900	3,908
	Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 20262,3	389	389
	Lamar Media Corp. 3.75% 2028	61	61
	Lamar Media Corp. 4.875% 2029	300	314
	Lamar Media Corp. 4.00% 2030	260	264
	Lamar Media Corp. 3.625% 2031	125	122
	Level 3 Financing, Inc. 3.75% 20291	550	523
	Ligado Networks LLC 15.50% PIK 20231,4	1,649	1,338
	Ligado Networks LLC 17.50% PIK 20241,4	267	126
	Live Nation Entertainment, Inc. 3.75% 20281	425	423
	Mav Acquisition Corp. 5.75% 20281	520	516
	Midas OpCo Holdings LLC 5.625% 20291	3,300	3,384
	Netflix, Inc. 4.875% 2028	635	725
	Netflix, Inc. 5.375% 20291	50	59
	Netflix, Inc. 4.875% 20301	674	787
	News Corp. 3.875% 20291	1,200	1,214
	Nexstar Broadcasting, Inc. 4.75% 20281	2,400	2,449
	Nexstar Escrow Corp. 5.625% 20271	789	833
	Qwest Capital Funding, Inc. 6.875% 2028	860	916
	Scripps Escrow II, Inc. 3.875% 20291	750	750
	Sinclair Television Group, Inc. 5.125% 20271	195	189
	Sinclair Television Group, Inc. 4.125% 20301	1,550	1,471
	Sirius XM Radio, Inc. 3.125% 20261	2,100	2,103
	Sirius XM Radio, Inc. 4.00% 20281	2,475	2,493
	Sirius XM Radio, Inc. 4.125% 20301	445	446
	Sirius XM Radio, Inc. 3.875% 20311	2,400	2,357
	Sprint Corp. 7.625% 2026	1,450	1,743
	Sprint Corp. 6.875% 2028	7,396	9,368
	Sprint Corp. 8.75% 2032	5,791	8,696
	Summer (BC) BidCo B LLC 5.50% 20261	365	374
	TEGNA, Inc. 4.75% 20261	650	677
	TEGNA, Inc. 4.625% 2028	478	484
	TEGNA, Inc. 5.00% 2029	936	959
	T-Mobile US, Inc. 2.625% 2026	1,000	1,006
	T-Mobile US, Inc. 3.375% 20291	1,750	1,786
	T-Mobile US, Inc. 2.875% 2031	460	455
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 20231	5,096	4,980
	Univision Communications, Inc. 5.125% 20251	3,195	3,231
	Univision Communications, Inc. 6.625% 20271	3,050	3,289
	Univision Communications, Inc. 4.50% 20291	5,000	5,059
	UPC Broadband Finco BV 4.875% 20311	650	664
	Virgin Media O2 4.25% 20311	2,625	2,577
	Virgin Media Secured Finance PLC 4.50% 20301	990	998
	VMED O2 UK Financing I PLC 4.75% 20311	200	203
	Warner Music Group 3.75% 20291	700	699
	Warner Music Group 3.875% 20301	850	865

222American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Ziggo Bond Co. BV 5.125% 20301	$ 419	$422
services	Ziggo Bond Finance BV 5.50% 20271	824	848
(continued)	Ziggo Bond Finance BV 4.875% 20301	1,550	1,592
			133,620

Health care	AdaptHealth, LLC 5.125% 20301	725	739
11.16%	Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854%
	20262,3	836	831
	Avantor Funding, Inc. 4.625% 20281	1,910	1,994
	Avantor Funding, Inc. 3.875% 20291	500	506
	Bausch Health Companies, Inc. 9.25% 20261	2,644	2,796
	Bausch Health Companies, Inc. 5.75% 20271	1,000	1,039
	Bausch Health Companies, Inc. 4.875% 20281	2,445	2,498
	Bausch Health Companies, Inc. 5.00% 20281	987	910
	Bausch Health Companies, Inc. 7.00% 20281	553	551
	Bausch Health Companies, Inc. 5.00% 20291	375	332
	Bausch Health Companies, Inc. 6.25% 20291	815	776
	Bausch Health Companies, Inc. 7.25% 20291	260	258
	Bausch Health Companies, Inc. 5.25% 20301	852	751
	Bausch Health Companies, Inc. 5.25% 20311	3,615	3,182
	Catalent Pharma Solutions, Inc. 5.00% 20271	53	55
	Catalent Pharma Solutions, Inc. 3.125% 20291	285	282
	Catalent Pharma Solutions, Inc. 3.50% 20301	670	669
	Centene Corp. 4.25% 2027	584	610
	Centene Corp. 2.45% 2028	3,890	3,838
	Centene Corp. 4.625% 2029	4,305	4,650
	Centene Corp. 3.00% 2030	2,530	2,576
	Centene Corp. 3.375% 2030	842	859
	Centene Corp. 2.50% 2031	1,485	1,448
	Centene Corp. 2.625% 2031	970	952
	Charles River Laboratories International, Inc. 4.25% 20281	241	251
	Charles River Laboratories International, Inc. 3.75% 20291	680	688
	Community Health Systems, Inc. 5.625% 20271	730	773
	Community Health Systems, Inc. 6.00% 20291	653	697
	DaVita, Inc. 4.625% 20301	1,200	1,231
	Encompass Health Corp. 4.50% 2028	496	511
	Encompass Health Corp. 4.75% 2030	285	294
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 20271	954	972
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 20281	1,558	1,163
	Endo International PLC 5.75% 20221	2,777	2,531
	Endo International PLC 5.875% 20241	1,300	1,281
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20291	1,390	1,365
	Grifols Escrow Issuer SA 4.75% 20281	700	715
	HCA, Inc. 5.875% 2026	321	362
	HCA, Inc. 5.625% 2028	1,565	1,831
	HCA, Inc. 5.875% 2029	750	895
	HCA, Inc. 3.50% 2030	1,650	1,747
	HCA, Inc. 5.50% 2047	128	168
	HCA, Inc. 5.25% 2049	475	611
	HCA, Inc. 7.50% 2095	250	366
	HealthEquity, Inc. 4.50% 20291	730	724
	IMS Health Holdings, Inc. 5.00% 20261	823	846
	Jazz Securities DAC 4.375% 20291	1,256	1,303
	Mallinckrodt International Finance SA 5.50% 20251,6	1,118	610
	Mallinckrodt PLC 5.75% 20221,6	325	173
	Mallinckrodt PLC 10.00% 20251	1,144	1,214
	ModivCare Escrow Issuer, Inc. 5.00% 20291	570	583
	Molina Healthcare, Inc. 4.375% 20281	920	949
American Funds Insurance Series	223

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Molina Healthcare, Inc. 3.875% 20301	$1,999	$ 2,077
(continued)	Molina Healthcare, Inc. 3.875% 20321	1,490	1,502
	Mozart Debt Merger Sub, Inc. 3.875% 20291	1,100	1,098
	Mozart Debt Merger Sub, Inc. 5.25% 20291	2,435	2,473
	Option Care Health, Inc. 4.375% 20291	580	582
	Organon Finance 1 LLC 4.125% 20281	475	484
	Organon Finance 1 LLC 5.125% 20311	240	251
	Owens & Minor, Inc. 4.375% 2024	1,935	2,059
	Owens & Minor, Inc. 4.50% 20291	1,980	2,032
	Par Pharmaceutical, Inc. 7.50% 20271	4,375	4,478
	Radiology Partners, Inc. 9.25% 20281	1,213	1,276
	Rotech Healthcare, Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% PIK 20232,3,4,7,8	4,387	4,388
	RP Escrow Issuer, LLC 5.25% 20251	1,335	1,348
	Select Medical Holdings Corp. 6.25% 20261	554	588
	Surgery Center Holdings 10.00% 20271	416	442
	Syneos Health, Inc. 3.625% 20291	530	524
	Team Health Holdings, Inc. 6.375% 20251	899	847
	Team Health Holdings, Inc., Term Loan B, 3.75% 20242,3	312	300
	Tenet Healthcare Corp. 4.625% 2024	130	132
	Tenet Healthcare Corp. 4.875% 20261	5,280	5,431
	Tenet Healthcare Corp. 5.125% 20271	710	740
	Tenet Healthcare Corp. 6.25% 20271	500	518
	Tenet Healthcare Corp. 4.625% 20281	550	566
	Tenet Healthcare Corp. 6.125% 20281	500	529
	Tenet Healthcare Corp. 4.25% 20291	990	1,007
	Tenet Healthcare Corp. 4.375% 20301	1,450	1,472
	Tenet Healthcare Corp. 6.875% 2031	100	114
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,879	4,069
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,209	2,366
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,009
	Teva Pharmaceutical Finance Co. BV 4.75% 2027	350	347
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,238	2,387
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	4,935	4,846
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	672	569
	Valeant Pharmaceuticals International, Inc. 6.125% 20251	4,446	4,534
	Valeant Pharmaceuticals International, Inc. 9.00% 20251	581	613
	Valeant Pharmaceuticals International, Inc. 8.50% 20271	502	528
			117,482

Materials	Alcoa Netherlands Holding BV 5.50% 20271	510	546
10.20%	Alcoa Netherlands Holding BV 4.125% 20291	430	444
	Allegheny Technologies, Inc. 4.875% 2029	1,600	1,604
	Allegheny Technologies, Inc. 5.125% 2031	745	752
	ArcelorMittal 4.25% 2029	372	408
	ArcelorMittal 7.00% 2039	558	770
	ArcelorMittal 6.75% 2041	1,025	1,387
	Arconic Corp. 6.00% 20251	810	848
	Arconic Rolled Products Corp. 6.125% 20281	200	213
	Ardagh Group SA 6.50% Cash 20271,4	622	641
	Ardagh Metal Packaging Finance USA LLC 4.00% 20291	650	645
	Ardagh Packaging Finance 5.25% 20251	495	512
	Axalta Coating Systems LLC 4.75% 20271	460	480
	Ball Corp. 3.125% 2031	1,330	1,315
	Braskem Idesa SAPI 6.99% 20321	515	518
	BWAY Parent Co., Inc. 5.50% 20241	1,619	1,636
	Canpack SA / Canpack US, LLC 3.875% 20291	2,120	2,073
	Cleveland-Cliffs, Inc. 9.875% 20251	204	231

224American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Cleveland-Cliffs, Inc. 6.75% 20261	$ 462	$ 490
(continued)	Cleveland-Cliffs, Inc. 5.875% 2027	2,880	3,002
	Cleveland-Cliffs, Inc. 7.00% 2027	297	309
	Cleveland-Cliffs, Inc. 4.625% 20291	2,300	2,349
	Cleveland-Cliffs, Inc. 4.875% 20311	2,475	2,575
	Consolidated Energy Finance SA 6.50% 20261	600	612
	Consolidated Energy Finance SA 5.625% 20281	1,555	1,522
	Constellium SE 3.75% 20291	350	345
	CVR Partners LP 9.25% 20231	236	238
	CVR Partners LP 6.125% 20281	2,525	2,668
	Diamond (BC) BV 4.625% 20291	205	204
	Element Solutions, Inc. 3.875% 20281	620	624
	First Quantum Minerals, Ltd. 7.25% 20231	1,282	1,298
	First Quantum Minerals, Ltd. 7.50% 20251	3,893	4,010
	First Quantum Minerals, Ltd. 6.875% 20261	3,276	3,407
	First Quantum Minerals, Ltd. 6.875% 20271	5,240	5,645
	FMG Resources 4.375% 20311	585	615
	Freeport-McMoRan, Inc. 4.25% 2030	637	673
	Freeport-McMoRan, Inc. 5.40% 2034	512	624
	Freeport-McMoRan, Inc. 5.45% 2043	801	1,008
	FXI Holdings, Inc. 7.875% 20241	2,805	2,861
	FXI Holdings, Inc. 12.25% 20261	5,615	6,324
	GPC Merger Sub, Inc. 7.125% 20281	534	553
	Hexion, Inc. 7.875% 20271	2,061	2,176
	Joseph T. Ryerson & Son, Inc. 8.50% 20281	620	675
	Labl, Inc. 5.875% 20281	500	516
	Labl, Inc. 8.25% 20291	1,300	1,310
	LSB Industries, Inc. 6.25% 20281	2,160	2,249
	Mercer International, Inc. 5.125% 2029	400	409
	Methanex Corp. 5.125% 2027	3,915	4,115
	Methanex Corp. 5.25% 2029	1,300	1,373
	Methanex Corp. 5.65% 2044	1,225	1,232
	Neon Holdings, Inc. 10.125% 20261	840	896
	Nova Chemicals Corp. 4.875% 20241	495	512
	Nova Chemicals Corp. 5.00% 20251	295	309
	Nova Chemicals Corp. 5.25% 20271	2,536	2,703
	Nova Chemicals Corp. 4.25% 20291	2,980	2,996
	Novelis Corp. 3.25% 20261	335	338
	Novelis Corp. 4.75% 20301	1,013	1,067
	Novelis Corp. 3.875% 20311	1,057	1,052
	Olin Corp. 5.625% 2029	200	217
	Olin Corp. 5.00% 2030	180	189
	Olympus Water US Holding Corp. 4.25% 20281	1,340	1,334
	Olympus Water US Holding Corp. 6.25% 20291	200	195
	Owens-Illinois, Inc. 5.875% 20231	420	440
	Owens-Illinois, Inc. 6.375% 20251	265	286
	Pearl Merger Sub, Inc. 6.75% 20281	470	483
	Rayonier A.M. Products, Inc. 7.625% 20261	285	302
	SCIH Salt Holdings, Inc. 4.875% 20281	4,375	4,207
	SCIH Salt Holdings, Inc. 6.625% 20291	1,605	1,503
	SCIL IV LLC 5.375% 20261	500	514
	Scotts Miracle-Gro Co. 4.50% 2029	639	667
	Scotts Miracle-Gro Co. 4.375% 20321	455	455
	Sealed Air Corp. 4.00% 20271	316	330
	Silgan Holdings, Inc. 4.125% 2028	377	386
	Summit Materials, Inc. 6.50% 20271	360	374
	Summit Materials, Inc. 5.25% 20291	955	1,002
	TPC Group Inc. 10.50% 20241	190	138
	Trivium Packaging BV 5.50% 20261	530	552
American Funds Insurance Series	225

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Trivium Packaging BV 8.50% 20271	$ 403	$427
(continued)	Tronox, Ltd. 4.625% 20291	730	730
	Unifrax Escrow Issuer Corp. 5.25% 20281	1,189	1,204
	Unifrax Escrow Issuer Corp. 7.50% 20291	760	769
	Valvoline, Inc. 4.25% 20301	353	361
	Valvoline, Inc. 3.625% 20311	620	601
	Venator Materials Corp. 5.75% 20251	3,896	3,744
	Venator Materials Corp. 9.50% 20251	1,155	1,264
	W. R. Grace Holdings LLC 4.875% 20271	655	674
	W. R. Grace Holdings LLC 5.625% 20291	790	811
	Warrior Met Coal, Inc. 7.875% 20281	2,270	2,330
			107,396

Industrials	ADT Security Corp. 4.125% 20291	1,635	1,613
8.73%	Allison Transmission Holdings, Inc. 3.75% 20311	1,720	1,680
	American Airlines, Inc. 5.50% 20261	1,960	2,041
	American Airlines, Inc. 5.75% 20291	750	803
	Artera Services, LLC 9.033% 20251	1,060	1,123
	Associated Materials, LLC 9.00% 20251	2,156	2,309
	Atkore, Inc. 4.25% 20311	385	395
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 20282,3	550	549
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 20292,3	1,700	1,726
	ATS Automation Tooling Systems, Inc. 4.125% 20281	275	278
	Avis Budget Car Rental, LLC 5.75% 20271	885	921
	Avis Budget Group, Inc. 5.375% 20291	1,150	1,215
	Avolon Holdings Funding, Ltd. 5.25% 20241	660	708
	Avolon Holdings Funding, Ltd. 2.528% 20271	2,098	2,039
	Azul Investments LLP 7.25% 20261	670	615
	BlueLinx Holdings, Inc. 6.00% 20291	500	498
	Boeing Company 3.625% 2031	500	534
	Bohai Financial Investment Holding Co., Ltd. 4.50% 20231	132	136
	Bombardier, Inc. 7.50% 20241	600	626
	Bombardier, Inc. 7.50% 20251	1,601	1,633
	Bombardier, Inc. 7.125% 20261	2,120	2,202
	Bombardier, Inc. 7.875% 20271	2,903	3,014
	Bombardier, Inc. 6.00% 20281	1,615	1,622
	Bombardier, Inc. 7.45% 20341	700	861
	Builders FirstSource, Inc. 4.25% 20321	1,230	1,276
	BWX Technologies, Inc. 4.125% 20281	515	524
	BWX Technologies, Inc. 4.125% 20291	770	781
	Clarivate Science Holdings Corp. 3.875% 20281	1,515	1,526
	Clarivate Science Holdings Corp. 4.875% 20291	1,265	1,285
	Clean Harbors, Inc. 4.875% 20271	766	790
	CoreLogic, Inc. 4.50% 20281	4,439	4,429
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 20292,3	750	759
	Covanta Holding Corp. 5.00% 2030	1,195	1,222
	Covert Mergeco, Inc. 4.875% 20291	855	869
	Dun & Bradstreet Corp. 6.875% 20261	703	732
	Dun & Bradstreet Corp. 5.00% 20291	1,275	1,307
	Electricidad Firme de Mexico Holdings, SA de CV, 4.90% 20261	505	501
	Fortress Transportation and Infrastructure Investors LLC 9.75% 20271	445	499
	Fortress Transportation and Infrastructure Investors LLC 5.50% 20281	440	449
	Garda World Security Corp. 6.00% 20291	150	144
	GFL Environmental, Inc. 3.50% 20281	780	770
	GFL Environmental, Inc. 4.00% 20281	140	137
	Global Infrastructure Solutions, Inc. 5.625% 20291	500	513
	Gol Finance SA 8.00% 20261	410	386
	Harsco Corp. 5.75% 20271	650	663

226American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Herc Holdings, Inc. 5.50% 20271	$ 200	$ 208
(continued)	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,122
	JELD-WEN Holding, Inc. 4.875% 20271	1,033	1,062
	Kratos Defense & Security Solutions, Inc. 6.50% 20251	1,450	1,493
	Labl Escrow Issuer, LLC 6.75% 20261	850	877
	Labl Escrow Issuer, LLC 10.50% 20271	1,170	1,228
	LSC Communications, Inc. 8.75% 20231,6,7,8	8,933	87
	LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 20222,3,6,7,8	301	3
	MasTec, Inc. 4.50% 20281	1,250	1,300
	Meritor, Inc. 4.50% 20281	1,025	1,029
	Mueller Water Products, Inc. 4.00% 20291	275	278
	NESCO Holdings II, Inc. 5.50% 20291	155	160
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 20281	250	259
	Nielsen Finance LLC and Nielsen Finance Co. 5.875% 20301	1,400	1,480
	Park River Holdings, Inc. 5.625% 20291	775	741
	PGT Innovations, Inc. 4.375% 20291	725	730
	Pitney Bowes, Inc. 6.875% 20271	750	780
	PM General Purchaser LLC 9.50% 20281	1,050	1,065
	Prime Security Services Borrower, LLC 3.375% 20271	475	459
	Prime Security Services Borrower, LLC 6.25% 20281	627	655
	R.R. Donnelley & Sons Co. 6.125% 20261	375	413
	R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104%
	20242,3	368	368
	Ritchie Bros. Holdings, Inc. 4.75% 20311	600	627
	Roller Bearing Company of America, Inc. 4.375% 20291	430	439
	Rolls-Royce PLC 5.75% 20271	415	459
	Sensata Technologies, Inc. 3.75% 20311	500	499
	SkyMiles IP, Ltd. 4.75% 20281	2,095	2,289
	SRS Distribution, Inc. 4.625% 20281	480	483
	SRS Distribution, Inc. 6.00% 20291	470	473
	SRS Distribution, Inc. 6.125% 20291	305	311
	Stericycle, Inc. 5.375% 20241	1,135	1,159
	Stericycle, Inc. 3.875% 20291	890	878
	The Brink’s Co. 4.625% 20271	719	741
	The Hertz Corp. 4.625% 20261	100	101
	Titan International, Inc. 7.00% 2028	750	800
	TransDigm, Inc. 6.25% 20261	1,438	1,496
	TransDigm, Inc. 5.50% 2027	855	882
	TransDigm, Inc. 4.625% 2029	875	874
	TransDigm, Inc. 4.875% 2029	360	362
	Triumph Group, Inc. 6.25% 20241	1,955	1,969
	Triumph Group, Inc. 8.875% 20241	226	247
	Triumph Group, Inc. 7.75% 20251	270	268
	Uber Technologies, Inc. 8.00% 20261	498	531
	United Airlines Holdings, Inc. 6.50% 20271	4,095	4,378
	United Airlines, Inc. 4.375% 20261	250	261
	United Airlines, Inc. 4.625% 20291	1,330	1,374
	United Rentals, Inc. 3.875% 2031	525	534
	United Rentals, Inc. 3.75% 2032	450	454
	Vertical Holdco GMBH 7.625% 20281	235	252
	Vertical U.S. Newco, Inc. 5.25% 20271	1,125	1,184
	WESCO Distribution, Inc. 7.125% 20251	1,375	1,459
	WESCO Distribution, Inc. 7.25% 20281	665	730
	Western Global Airlines LLC 10.375% 20251	535	596
	XPO Logistics, Inc. 6.25% 20251	300	314
			91,924

American Funds Insurance Series	227

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Advisor Group Holdings, LLC 6.25% 20281	$1,926	$2,001
7.01%	AG Merger Sub II, Inc. 10.75% 20271	4,240	4,713
	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125% 20261	550	556
	Albion Financing 2 SARL 8.75% 20271	400	407
	Alliant Holdings Intermediate, LLC 6.75% 20271	1,566	1,626
	Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 20271	890	891
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 20291	1,950	1,987
	Ally Financial, Inc. 8.00% 2031	466	658
	AmWINS Group, Inc. 4.875% 20291	705	713
	Aretec Escrow Issuer, Inc. 7.50% 20291	2,165	2,224
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 20292,3	1,245	1,250
	AssuredPartners, Inc. 8.00% 20271	437	454
	AssuredPartners, Inc. 5.625% 20291	365	356
	BroadStreet Partners, Inc. 5.875% 20291	575	566
	Castlelake Aviation Finance DAC 5.00% 20271	2,150	2,136
	Cobra AcquisitionCo LLC 6.375% 20291	500	494
	Coinbase Global, Inc. 3.375% 20281	2,085	1,951
	Coinbase Global, Inc. 3.625% 20311	1,765	1,627
	Compass Diversified Holdings 5.25% 20291	3,670	3,851
	Compass Diversified Holdings 5.00% 20321	1,230	1,263
	Credit Acceptance Corp. 5.125% 20241	765	785
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 7.00% 20262,3,7,8	947	897
	Digital Currency Group, Inc., Term Loan, 8.75% 20262,7,8	1,263	1,196
	Freedom Mortgage Corp. 7.625% 20261	625	639
	FS Energy and Power Fund 7.50% 20231	3,774	3,939
	Hightower Holding, LLC 6.75% 20291	650	669
	HUB International, Ltd. 7.00% 20261	1,550	1,595
	HUB International, Ltd. 5.625% 20291	240	248
	Icahn Enterprises Finance Corp. 5.25% 2027	277	285
	Icahn Enterprises Finance Corp. 4.375% 2029	675	659
	Iron Mountain Information Management Services, Inc. 5.00% 20321	965	989
	Ladder Capital Corp. 4.25% 20271	1,689	1,702
	LPL Holdings, Inc. 4.625% 20271	962	997
	LPL Holdings, Inc. 4.00% 20291	1,270	1,302
	LPL Holdings, Inc. 4.375% 20311	1,060	1,086
	MGIC Investment Corp. 5.25% 2028	525	552
	MidCap Financial Issuer Trust 6.50% 20281	750	783
	MidCap Financial Issuer Trust 5.625% 20301	265	266
	MSCI, Inc. 4.00% 20291	900	942
	MSCI, Inc. 3.625% 20301	66	68
	MSCI, Inc. 3.625% 20311	1,625	1,688
	MSCI, Inc. 3.875% 20311	1,450	1,512
	MSCI, Inc. 3.25% 20331	1,425	1,443
	National Financial Partners Corp. 6.875% 20281	639	642
	Navient Corp. 5.50% 2023	2,701	2,816
	Navient Corp. 5.875% 2024	1,720	1,836
	Navient Corp. 6.125% 2024	1,267	1,352
	Navient Corp. 5.00% 2027	2,883	2,943
	Navient Corp. 4.875% 2028	320	320
	Navient Corp. 5.50% 2029	830	829
	Navient Corp. 5.625% 2033	1,778	1,696
	OneMain Holdings, Inc. 7.125% 2026	1,335	1,524
	Owl Rock Capital Corp. 3.75% 2025	900	933
	Owl Rock Capital Corp. 3.375% 2026	390	397
	Owl Rock Capital Corp. II 4.625% 20241	750	786
	Owl Rock Capital Corp. III 3.125% 20271	600	587
	Owl Rock Core Income Corp. 3.125% 20261	550	532
	PRA Group, Inc. 5.00% 20291	450	452

228American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Quicken Loans, LLC 3.625% 20291	$ 455	$ 457
(continued)	Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 20261	900	894
	Springleaf Finance Corp. 6.125% 2024	367	389
	Springleaf Finance Corp. 6.625% 2028	190	213
	Springleaf Finance Corp. 5.375% 2029	183	199
	Travelport Finance Luxembourg SARL, Term Loan,
	(3-month USD-LIBOR + 1.50%) 7.25% PIK and 2.50% Cash 20252,3,4	—9	—9
			73,763

Information	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20252,3	3,574	3,575
technology	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 20252,3	822	831
4.23%	Avaya, Inc. 6.125% 20281	490	520
	Black Knight, Inc. 3.625% 20281	1,315	1,315
	BMC Software, Inc. 7.125% 20251	225	236
	BMC Software, Inc. 9.125% 20261	240	251
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 20262,3	1,850	1,869
	Booz Allen Hamilton, Inc. 3.875% 20281	1,240	1,264
	Booz Allen Hamilton, Inc. 4.00% 20291	815	843
	CA Magnum Holdings 5.375% 20261	200	207
	Conduent Business Services, LLC 6.00% 20291	500	494
	Dell, Inc. 5.40% 2040	300	340
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 20232,3	639	633
	Diebold Nixdorf, Inc. 9.375% 20251	4,700	5,066
	Diebold, Inc. 8.50% 2024	1,534	1,536
	Elastic NV 4.125% 20291	350	347
	Fair Isaac Corp. 4.00% 20281	1,575	1,622
	Gartner, Inc. 4.50% 20281	1,635	1,710
	Gartner, Inc. 3.75% 20301	250	256
	II-VI, Inc. 5.00% 20291	525	537
	II-VI, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 3.25% 20282,3	225	225
	Imola Merger Corp. 4.75% 20291	300	308
	MicroStrategy, Inc. 6.125% 20281	625	627
	MoneyGram International, Inc. 5.375% 20261	1,575	1,600
	NCR Corp. 5.125% 20291	2,675	2,774
	Rocket Software, Inc. 6.50% 20291	1,465	1,431
	Sabre GLBL, Inc. 7.375% 20251	48	50
	Sabre Holdings Corp. 9.25% 20251	548	620
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 20282,3	599	599
	Square, Inc. 2.75% 20261	2,180	2,186
	Square, Inc. 3.50% 20311	1,540	1,581
	Synaptics, Inc. 4.00% 20291	375	381
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 20262,3	470	468
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 20272,3	2,200	2,214
	Unisys Corp. 6.875% 20271	1,695	1,837
	VeriSign, Inc. 5.25% 2025	132	146
	Veritas Holdings, Ltd. 7.50% 20251	2,140	2,218
	Viavi Solutions, Inc. 3.75% 20291	450	451
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 20282,3	50	50
	Xerox Corp. 5.00% 20251	595	631
	Xerox Corp. 5.50% 20281	585	618
			44,467

Consumer staples	Albertsons Companies, Inc. 3.50% 20291	2,398	2,407
3.85%	Albertsons Companies, Inc. 4.875% 20301	335	362
	B&G Foods, Inc. 5.25% 2025	612	626
	B&G Foods, Inc. 5.25% 2027	1,428	1,478
	Central Garden & Pet Co. 4.125% 2030	420	424
American Funds Insurance Series	229

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Central Garden & Pet Co. 4.125% 20311	$1,005	$ 1,012
(continued)	Coty, Inc. 5.00% 20261	700	722
	Coty, Inc. 6.50% 20261	520	537
	Coty, Inc. 4.75% 20291	1,675	1,705
	Darling Ingredients, Inc. 5.25% 20271	459	474
	Edgewell Personal Care Co. 5.50% 20281	275	292
	Energizer Holdings, Inc. 4.375% 20291	545	533
	Fresh Market, Inc. 9.75% 20231	120	124
	Ingles Markets, Inc. 4.00% 20311	345	348
	Kraft Heinz Company 3.875% 2027	725	784
	Kraft Heinz Company 5.00% 2042	500	623
	Kraft Heinz Company 5.20% 2045	330	421
	Kraft Heinz Company 4.375% 2046	1,701	1,996
	Kraft Heinz Company 4.875% 2049	2,120	2,668
	Kraft Heinz Company 5.50% 2050	1,210	1,642
	Kronos Acquisition Holdings, Inc. 5.00% 20261	1,740	1,721
	Kronos Acquisition Holdings, Inc. 7.00% 20271	2,900	2,738
	Lamb Weston Holdings, Inc. 4.125% 20301	2,880	2,960
	Lamb Weston Holdings, Inc. 4.375% 20321	550	568
	Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 20262,3	1,792	1,796
	Performance Food Group, Inc. 4.25% 20291	483	480
	Post Holdings, Inc. 5.625% 20281	569	604
	Post Holdings, Inc. 5.50% 20291	811	853
	Post Holdings, Inc. 4.625% 20301	3,605	3,678
	Post Holdings, Inc. 4.50% 20311	1,350	1,342
	Prestige Brands International, Inc. 5.125% 20281	103	107
	Prestige Brands International, Inc. 3.75% 20311	1,275	1,239
	Simmons Foods, Inc. 4.625% 20291	993	980
	United Natural Foods, Inc. 6.75% 20281	1,700	1,823
	US Foods, Inc. 4.625% 20301	460	466
			40,533

Real estate	Brookfield Property REIT, Inc. 5.75% 20261	2,284	2,366
3.15%	Diversified Healthcare Trust 4.375% 2031	725	697
	Howard Hughes Corp. 5.375% 20281	1,447	1,543
	Howard Hughes Corp. 4.125% 20291	2,643	2,682
	Howard Hughes Corp. 4.375% 20311	2,218	2,243
	Iron Mountain, Inc. 4.875% 20271	1,616	1,678
	Iron Mountain, Inc. 5.00% 20281	617	635
	Iron Mountain, Inc. 5.25% 20281	1,214	1,265
	Iron Mountain, Inc. 5.25% 20301	2,610	2,755
	Iron Mountain, Inc. 4.50% 20311	1,050	1,063
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,905	2,975
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,515	2,553
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,565	2,646
	Ladder Capital Corp. 5.25% 20251	1,040	1,053
	Ladder Capital Corp. 4.75% 20291	100	103
	Medical Properties Trust, Inc. 5.00% 2027	638	668
	Medical Properties Trust, Inc. 3.50% 2031	239	242
	Park Intermediate Holdings LLC 4.875% 20291	1,440	1,475
	Realogy Corp. 9.375% 20271	740	800
	Realogy Corp. 5.75% 20291	740	760
	Realogy Group LLC 7.625% 20251	260	276
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20291	635	636
	RLJ Lodging Trust, LP 4.00% 20291	800	793
	WeWork Companies, Inc. 7.875% 20251	140	134
	WeWork Companies, LLC 5.00% 20251	1,260	1,095
			33,136

230American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Alfa Desarrollo SpA 4.55% 20511	$ 295	$292
3.03%	AmeriGas Partners LP 5.75% 2027	297	329
	Calpine Corp. 4.50% 20281	150	156
	Calpine Corp. 5.125% 20281	518	527
	Calpine Corp. 3.75% 20311	500	483
	Calpine Corp. 5.00% 20311	1,000	1,001
	DPL, Inc. 4.125% 2025	765	800
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)5	1,155	1,333
	FirstEnergy Corp. 2.25% 2030	1,170	1,128
	FirstEnergy Corp. 2.65% 2030	624	618
	FirstEnergy Corp. 7.375% 2031	734	992
	FirstEnergy Corp. 3.40% 2050	1,710	1,680
	FirstEnergy Corp., Series C, 5.35% 20475	550	655
	FirstEnergy Transmission LLC 2.866% 20281	325	326
	FirstEnergy Transmission LLC 4.55% 20491	100	114
	Instituto Costarricense de Electricidad 6.75% 20311	750	761
	Inversiones Latin America Power 5.125% 20331	310	298
	NextEra Energy Partners LP 4.25% 20241	122	127
	NextEra Energy Partners LP 3.875% 20261	92	98
	NGL Energy Partners LP 7.50% 2026	1,150	987
	NRG Energy, Inc. 3.375% 20291	355	348
	NRG Energy, Inc. 3.625% 20311	1,130	1,104
	Pacific Gas and Electric Co. 4.55% 2030	623	674
	Pacific Gas and Electric Co. 3.95% 2047	500	483
	Pacific Gas and Electric Co. 3.50% 2050	400	371
	Pacific Gas and Electric Co. 4.95% 2050	350	382
	PG&E Corp. 5.00% 2028	3,205	3,377
	PG&E Corp. 5.25% 2030	3,280	3,446
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 20252,3	251	249
	Talen Energy Corp. 6.50% 2025	220	88
	Talen Energy Corp. 10.50% 20261	3,887	1,675
	Talen Energy Corp. 7.25% 20271	3,353	2,971
	Talen Energy Corp. 6.625% 20281	130	114
	Talen Energy Supply, LLC 7.625% 20281	1,849	1,648
	Venture Global Calcasieu Pass, LLC 3.875% 20291	1,970	2,047
	Vistra Operations Co. LLC 3.55% 20241	231	238
			31,920

	Total corporate bonds, notes & loans		957,879
Asset-backed obligations 0.03%

	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 20411,10	295	292
	Total bonds, notes & other debt instruments (cost: $948,481,000)		958,171
Convertible bonds & notes 0.06%

Communication	DISH DBS Corp., convertible notes, 3.375% 2026	635	602
services

0.05%

Energy	Mesquite Energy, Inc., convertible notes, 15.19% PIK 20231,4,7,8	76	76
0.01%
	Total convertible bonds & notes (cost: $715,000)		678

American Funds Insurance Series	231

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Convertible stocks 0.08%			Value
		Shares	(000)

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 20231	411	$ 430
0.04%

Utilities	PG&E Corp., convertible preferred units, 5.50% 2023	3,350	387
0.04%
	Total convertible stocks (cost: $697,000)		817

Common stocks 5.33%

Health care	Rotech Healthcare, Inc.7,8,11,12	201,793	21,794
2.07%

Energy	Chesapeake Energy Corp.	97,857	6,314
1.61%	Oasis Petroleum, Inc.	32,568	4,103
	Denbury, Inc.11	25,380	1,944
	Weatherford International11	52,159	1,446
	Civitas Resources, Inc.	25,725	1,260
	California Resources Corp.	17,202	734
	Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	567
	Diamond Offshore Drilling, Inc.11	82,188	349
	Diamond Offshore Drilling, Inc.1,7,11	28,784	113
	McDermott International, Ltd.11	107,875	44
	Mesquite Energy, Inc.7,8,11	3,558	21
			16,895

Industrials	New AMI I, LLC7,8,11	949,277	7,177
0.68%

Consumer	MYT Holding Co., Class B7,11	608,846	2,587
discretionary	NMG Parent LLC11	15,965	2,427
0.48%
			5,014

Materials	Hexion Holdings Corp., Class B11	81,939	2,328
0.22%

Financials	Jonah Energy Parent LLC7,8,11	38,716	1,658
0.20%	Navient Corp.	20,000	424

			2,082

Communication	iHeartMedia, Inc., Class A11	22,639	476
services

0.04%

Information	MoneyGram International, Inc.11	41,400	327
technology
	Total common stocks (cost: $28,466,000)		56,093
0.03%

Preferred securities 0.28%

Consumer	MYT Holdings LLC, Series A, preferred shares, 10.00% 2029	2,095,904	2,264
discretionary

0.21%

232American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Preferred securities (continued)					Value
				Shares	(000)

Industrials	ACR III LSC Holdings LLC, Series B, preferred shares1,7,8,11			1,022	$719
0.07%
Total preferred securities (cost: $2,933,000)					2,983

Rights & warrants 0.16%

Energy	Chesapeake Energy Corp., Class B, warrants, expire 202611			11,862	426
0.08%	Chesapeake Energy Corp., Class A, warrants, expire 202611			6,365	254
Chesapeake Energy Corp., Class C, warrants, expire 202611				5,257	170
					850

Consumer	NMG Parent LLC, warrants, expire 20277,11			27,111	801
discretionary
Total rights & warrants (cost: $1,983,000)					1,651
0.08%

Short-term securities 1.64%

Money market investments 1.64%

Capital Group Central Cash Fund 0.09%13,14				172,360	17,238
Total short-term securities (cost: $17,234,000)					17,238

Total investment securities 98.59% (cost: $1,000,509,000)					1,037,631
Other assets less liabilities 1.41%					14,804

Net assets 100.00%					$1,052,435
Futures contracts

					Value and
					unrealized
				Notional	depreciation
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Short	24	March 2022	$ (2,903)	$(12)
10 Year U.S. Treasury Note Futures	Short	120	March 2022	(15,656)	(184)
30 Year Ultra U.S. Treasury Bond Futures	Short	4	March 2022	(789)	(15)

					$(211)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

							Unrealized
						Upfront	appreciation
					Value at	premium	(depreciation)
Reference	Financing	Payment	Expiration	Notional	12/31/2021	received	at 12/31/2021
index	rate paid	frequency	date	(000)	(000)	(000)	(000)

CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	$8,014	$(733)	$(743)	$10
CDX.NA.IG.37	1.00%	Quarterly	12/20/2031	2,250	(22)	(18)	(4)

						$(761)	$ 6

American Funds Insurance Series	233

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Investments in affiliates14

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	gain	depreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 1.64%
Money market investments 1.64%
Capital Group Central Cash Fund 0.09%13	$33,493	$435,466	$451,723	$3	$(1)	$17,238	$20

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $684,751,000, which represented 65.06% of the net assets of the fund.

2Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,950,000, which represented 3.70% of the net assets of the fund.

3Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

5Step bond; coupon rate may change at a later date.

6Scheduled interest and/or principal payment was not received.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $43,912,000, which represented 4.17% of the net assets of the fund.

8Value determined using significant unobservable inputs.

9Amount less than one thousand.

10Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

11Security did not produce income during the last 12 months.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

13Rate represents the seven-day yield at 12/31/2021.

14Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Rotech Healthcare, Inc.	9/26/2013	$ 4,331	$ 21,794	2.07%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	567.05

Total private placement securities		$4,633	$22,361	2.12%

Key to abbreviations and symbol

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

234American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 77.77%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 53.22%

Federal agency	Fannie Mae Pool #695412 5.00% 20331	$—2	$—2
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 20351	2	2
obligations	Fannie Mae Pool #256583 5.00% 20361,3	34	35
45.88%	Fannie Mae Pool #889101 1.549% 20381,4	31	32
	Fannie Mae Pool #964279 2.095% 20381,4	30	31
	Fannie Mae Pool #964708 2.265% 20381,4	4	4
	Fannie Mae Pool #AC0794 5.00% 20391	5	6
	Fannie Mae Pool #931768 5.00% 20391	1	2
	Fannie Mae Pool #AL9335 2.07% 20401,4	1,054	1,109
	Fannie Mae Pool #932606 5.00% 20401	4	4
	Fannie Mae Pool #MA4387 2.00% 20411	21	21
	Fannie Mae Pool #AL9326 2.107% 20411,4	1,189	1,252
	Fannie Mae Pool #AL9327 2.108% 20411,4	906	955
	Fannie Mae Pool #AJ1873 4.00% 20411	7	7
	Fannie Mae Pool #AE1248 5.00% 20411	10	11
	Fannie Mae Pool #AE1274 5.00% 20411	8	9
	Fannie Mae Pool #AE1277 5.00% 20411	5	5
	Fannie Mae Pool #AE1283 5.00% 20411	3	3
	Fannie Mae Pool #AE1290 5.00% 20421	5	6
	Fannie Mae Pool #AT3954 3.50% 20431	3	3
	Fannie Mae Pool #AT0300 3.50% 20431	2	2
	Fannie Mae Pool #AY1829 3.50% 20441	2	2
	Fannie Mae Pool #AW8240 3.50% 20441	1	1
	Fannie Mae Pool #BJ5015 4.00% 20471	50	54
	Fannie Mae Pool #BH3122 4.00% 20471	1	1
	Fannie Mae Pool #BM4488 3.376% 20481,4	442	457
	Fannie Mae Pool #BK6840 4.00% 20481	31	34
	Fannie Mae Pool #BK5232 4.00% 20481	23	25
	Fannie Mae Pool #BK9743 4.00% 20481	9	10
	Fannie Mae Pool #BK9761 4.50% 20481	5	6
	Fannie Mae Pool #BJ8402 3.456% 20491,4	73	76
	Fannie Mae Pool #CA5496 3.00% 20501	1,621	1,711
	Fannie Mae Pool #FM9492 2.50% 20511	499	515
	Fannie Mae Pool #FM9804 2.50% 20511	271	280
	Fannie Mae Pool #FM9694 2.50% 20511	249	258
	Fannie Mae Pool #CB0041 3.00% 20511	232	246
	Fannie Mae Pool #BF0379 3.50% 20591	181	196
	Fannie Mae Pool #BF0497 3.00% 20601	62	66
	Fannie Mae Pool #BF0481 3.50% 20601	211	229
	Freddie Mac Pool #A18781 5.00% 20341	787	889
	Freddie Mac Pool #C91883 4.00% 20361,3	2,511	2,734
	Freddie Mac Pool #840222 2.13% 20401,4	288	303
	Freddie Mac Pool #Q15874 4.00% 20431	2	2
	Freddie Mac Pool #760014 2.843% 20451,4	449	465
	Freddie Mac Pool #760012 3.113% 20451,4	43	44
	Freddie Mac Pool #760013 3.169% 20451,4	31	33
	Freddie Mac Pool #760015 2.627% 20471,4	83	86
	Freddie Mac Pool #Q52069 3.50% 20471	36	39
	Freddie Mac Pool #Q47615 3.50% 20471	21	23
	Freddie Mac Pool #Q56599 4.00% 20481	37	41
	Freddie Mac Pool #Q56175 4.00% 20481	25	27
	Freddie Mac Pool #Q55971 4.00% 20481	25	27
	Freddie Mac Pool #Q55970 4.00% 20481	12	14
	Freddie Mac Pool #Q58411 4.50% 20481	73	80
	Freddie Mac Pool #Q58436 4.50% 20481	33	36
	Freddie Mac Pool #Q58378 4.50% 20481	26	29
	Freddie Mac Pool #RA1339 3.00% 20491	1,865	1,956
	Freddie Mac Pool #QA2748 3.50% 20491	24	26
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 20561	938	969
American Funds Insurance Series	235

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
mortgage-backed	3.00% 20561,4	$ 927	$ 956
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
(continued)	3.00% 20561,4	725	748
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 20561	111	118
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 20571	603	632
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 20571,4	3,482	3,664
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 20571	1,851	1,921
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50% 20571	1,570	1,669
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50% 20571	868	918
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50% 20581	35	37
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 20581	21	23
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20281	4,493	4,635
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 20281	1,246	1,280
	Government National Mortgage Assn. 2.50% 20521,5	5,001	5,100
	Government National Mortgage Assn. 2.50% 20521,5	1,015	1,040
	Government National Mortgage Assn. 3.00% 20521,5	2,967	3,070
	Government National Mortgage Assn. 3.50% 20521,5	37	39
	Government National Mortgage Assn. Pool #AH5894 3.75% 20341	808	868
	Government National Mortgage Assn. Pool #AD0028 3.75% 20381	564	597
	Government National Mortgage Assn. Pool #AH5897 3.75% 20391	569	603
	Government National Mortgage Assn. Pool #004410 4.00% 20391	57	58
	Government National Mortgage Assn. Pool #783690 6.00% 20391	106	120
	Government National Mortgage Assn. Pool #004823 4.00% 20401	86	88
	Government National Mortgage Assn. Pool #005142 4.50% 20411	12	13
	Government National Mortgage Assn. Pool #005104 5.00% 20411	175	188
	Government National Mortgage Assn. Pool #005165 6.50% 20411	85	90
	Government National Mortgage Assn. Pool #MA0366 3.50% 20421	204	207
	Government National Mortgage Assn. Pool #AA5326 3.50% 20421	139	141
	Government National Mortgage Assn. Pool #AF0140 3.50% 20431	230	240
	Government National Mortgage Assn. Pool #AD4360 3.50% 20431	93	97
	Government National Mortgage Assn. Pool #AH5882 3.75% 20441	518	558
	Government National Mortgage Assn. Pool #AH5884 4.25% 20441	1,272	1,406
	Government National Mortgage Assn. Pool #MA3727 4.00% 20461	208	217
	Government National Mortgage Assn. Pool #MA7419 3.00% 20511,3	2,928	3,034
	Government National Mortgage Assn. Pool #AO0409 4.615% 20651	164	172
	Government National Mortgage Assn. Pool #AN1825 4.631% 20651	294	308
	Government National Mortgage Assn. Pool #AO0461 4.625% 20651	85	89
	Government National Mortgage Assn. Pool #AO0385 4.512% 20661	675	711
	Government National Mortgage Assn. Pool #725897 5.20% 20661	2	2
	Uniform Mortgage-Backed Security 1.50% 20371,5	414	415
	Uniform Mortgage-Backed Security 1.50% 20371,5	271	271
	Uniform Mortgage-Backed Security 2.00% 20371,5	772	791
	Uniform Mortgage-Backed Security 2.00% 20371,5	693	708
	Uniform Mortgage-Backed Security 2.50% 20371,5	300	310
	Uniform Mortgage-Backed Security 2.00% 20521,5	22,285	22,122
	Uniform Mortgage-Backed Security 2.00% 20521,5	18,496	18,399
	Uniform Mortgage-Backed Security 2.50% 20521,5	26,254	26,662
	Uniform Mortgage-Backed Security 2.50% 20521,5	11,911	12,123

236American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 3.00% 20521,5	$ 4,968	$ 5,140
mortgage-backed	Uniform Mortgage-Backed Security 3.50% 20521,5	11,555	12,165
obligations	Uniform Mortgage-Backed Security 4.50% 20521,5	2,938	3,148
(continued)
			153,400

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20481,4,6	675	672
mortgage-backed	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,4,6	505	506
obligations (privately	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 20311,4,6	423	422
originated)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20361,4,6	1,384	1,383
5.66%	COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 20611,4,6	159	159
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20601,4,6	594	597
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 20511,4,6	701	703
	GCAT, Series 2021-NQM6, Class A1, 1.855% 20661,4,6	471	469
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 0.902% 20531,4,6	583	581
	Mello Warehouse Securitization Trust, Series 2020-1, Class A,
	(1-month USD-LIBOR + 0.90%) 1.002% 20531,4,6	809	809
	Mello Warehouse Securitization Trust, Series 2021-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.852% 20551,4,6	210	210
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 0.952% 20551,4,6	2,925	2,923
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.101% 20231,4,6	750	751
	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.70%) 1.786% 20221,4,6	2,250	2,252
	MRA Issuance Trust, Series 2021-16, Class A1,
	(1-month USD-LIBOR + 1.55%) 1.644% 20511,4,6	1,177	1,177
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.75%) 0.852% 20551,4,6	1,021	1,020
	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.70%) 0.802% 20551,4,6	768	765
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 20311,4,6	620	619
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,4,6	464	465
	Station Place Securitization Trust, Series 2021-WL1, Class A,
	(1-month USD-LIBOR + 0.65%) 0.752% 20541,4,6	1,317	1,318
	Station Place Securitization Trust, Series 2021-WL2, Class A,
	(1-month USD-LIBOR + 0.70%) 0.802% 20541,4,6	375	375
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,4,6	206	208
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.702% 20571,4,6	18	18
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20601,6	536	535
			18,937

Commercial	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 20361,4,6	1,215	1,212
mortgage-backed	BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.848% 20361,4,6	255	255
securities	BX Trust, Series 2021-ARIA, Class A,
1.68%	(1-month USD-LIBOR + 0.899%) 1.009% 20361,4,6	1,006	1,006
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 20381,4,6	1,174	1,169
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 1.19% 20381,4,6	368	369
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 1.16% 20381,4,6	575	576
American Funds Insurance Series	237

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
mortgage-backed	(1-month USD-LIBOR + 0.801%) 0.911% 20261,4,6	$ 273	$273
securities	Motel 6 Trust, Series 2021-MTL6, Class A,
(continued)	(1-month USD-LIBOR + 0.90%) 1.01% 20381,4,6	100	100
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 0.841% 20381,4,6	664	662
			5,622

	Total mortgage-backed obligations		177,959
U.S. Treasury bonds & notes 20.45%

U.S. Treasury	U.S. Treasury 0.125% 2023	650	647
14.63%	U.S. Treasury 0.125% 2023	560	556
	U.S. Treasury 0.125% 2023	190	188
	U.S. Treasury 0.125% 2023	175	174
	U.S. Treasury 0.375% 2023	5,235	5,205
	U.S. Treasury 0.50% 2023	625	623
	U.S. Treasury 0.375% 2025	490	475
	U.S. Treasury 0.375% 2025	200	194
	U.S. Treasury 0.50% 2026	1,750	1,701
	U.S. Treasury 0.75% 20263	7,592	7,451
	U.S. Treasury 0.75% 2026	560	548
	U.S. Treasury 0.875% 2026	485	477
	U.S. Treasury 1.25% 2026	1,955	1,955
	U.S. Treasury 1.00% 2028	375	365
	U.S. Treasury 1.125% 2028	2,000	1,972
	U.S. Treasury 1.25% 2028	5,975	5,925
	U.S. Treasury 1.25% 2028	415	411
	U.S. Treasury 1.50% 2028	150	151
	U.S. Treasury 0.625% 2030	1,000	933
	U.S. Treasury 1.125% 2031	2,525	2,451
	U.S. Treasury 1.25% 2031	713	698
	U.S. Treasury 1.375% 2031	930	918
	U.S. Treasury 1.375% 2040	380	346
	U.S. Treasury 1.875% 2041	1,750	1,732
	U.S. Treasury 1.25% 2050	1,730	1,472
	U.S. Treasury 1.375% 2050	6,000	5,267
	U.S. Treasury 1.625% 20503	5,095	4,754
	U.S. Treasury 1.875% 2051	55	55
	U.S. Treasury 2.00% 2051	1,250	1,276

			48,920

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20237	2,909	3,007
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 20237	1,922	2,023
securities	U.S. Treasury Inflation-Protected Security 0.625% 20237	719	753
5.82%	U.S. Treasury Inflation-Protected Security 0.125% 20247	1,169	1,248
	U.S. Treasury Inflation-Protected Security 0.125% 20247	315	337
	U.S. Treasury Inflation-Protected Security 0.50% 20247	892	952
	U.S. Treasury Inflation-Protected Security 0.625% 20247	1,114	1,187
	U.S. Treasury Inflation-Protected Security 0.125% 20257	171	184
	U.S. Treasury Inflation-Protected Security 0.375% 20257	391	425
	U.S. Treasury Inflation-Protected Security 0.125% 20267	941	1,024
	U.S. Treasury Inflation-Protected Security 0.125% 20317	3,983	4,460
	U.S. Treasury Inflation-Protected Security 2.125% 20417	139	215
	U.S. Treasury Inflation-Protected Security 0.75% 20423,7	1,375	1,738
	U.S. Treasury Inflation-Protected Security 1.00% 20497	1,346	1,911
			19,464

	Total U.S. Treasury bonds & notes		68,384

238American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations 3.72%

Allegro CLO, Ltd., Series 2016-1A, Class AR2,
(3-month USD-LIBOR + 0.95%) 1.074% 20301,4,6	$ 221	$ 221
Ares CLO, Ltd., Series 2017-42A, Class AR,
(3-month USD-LIBOR + 0.92%) 1.048% 20281,4,6	250	250
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
(3-month USD-LIBOR + 1.00%) 1.16% 20301,4,6	250	250
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 20331,6	80	79
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 20341,6	91	90
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 20251	195	195
Cent CLO, Ltd., Series 2014-21A, Class AR,
(3-month USD-LIBOR + 0.97%) 1.105% 20301,4,6	250	250
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,6	520	516
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,6	100	98
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20611,6	812	798
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 20301,6	275	273
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3,
(3-month USD-LIBOR + 1.00%) 1.124% 20291,4,6	243	243
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20241,6	551	554
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 20251,6	536	531
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 20271,6	285	281
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3,
(3-month USD-LIBOR + 1.00%) 1.124% 20291,4,6	187	187
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 20691,6	159	157
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 20691,6	182	181
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20691,6	378	373
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 20701,6	244	240
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 20701,6	298	297
Nelnet Student Loan Trust, Series 2021-C, Class AFL,
(1-month USD-LIBOR + 0.74%) 0.844% 20621,4,6	690	693
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20621,6	466	459
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 20621,6	1,361	1,343
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 20611,6	1,430	1,404
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 1.094% 20301,4,6	250	250
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 20271,6	594	591
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20591,4,6	105	106
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1,
(3-month USD-LIBOR + 0.97%) 1.102% 20271,4,6	246	246
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.032% 20291,4,6	198	198
Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
(3-month USD-LIBOR + 0.94%) 1.064% 20301,4,6	250	250
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 20531,6	98	95
Sound Point CLO, Ltd., Series 2017-2A, Class AR,
(3-month USD-LIBOR + 0.98%) 1.112% 20301,4,6	250	250
Sound Point CLO, Ltd., Series 2017-3A, Class A1R,
(3-month USD-LIBOR + 0.98%) 1.112% 20301,4,6	250	250
Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
(3-month USD-LIBOR + 1.08%) 1.204% 20301,4,6	250	250
		12,449
Bonds & notes of governments & government agencies outside the U.S. 0.22%

CPPIB Capital, Inc. 0.875% 20266	320	310
Oesterreichische Kontrollbank AG 0.50% 2024	195	192
Ontario Teachers’ Finance Trust 0.875% 20266	250	244
		746
Federal agency bonds & notes 0.09%

Fannie Mae 0.875% 2030	300	283

American Funds Insurance Series	239

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount		Value
			(000)	(000)

Corporate bonds, notes & loans 0.07%

Communication	SBA Tower Trust 1.631% 20266		$253	$249
services
	Total bonds, notes & other debt instruments (cost: $259,300,000)			260,070
0.07%
		Weighted

Short-term securities 52.63%		average yield
		at acquisition

Federal agency bills & notes 31.70%

	Fannie Mae 3/9/2022	0.053%	2,500	2,500
	Federal Farm Credit Banks 1/24/2022	0.040	5,000	5,000
	Federal Farm Credit Banks 2/23/2022	0.050	2,000	2,000
	Federal Farm Credit Banks 2/28/2022	0.050	8,000	7,999
	Federal Farm Credit Banks 4/11/2022	0.050	3,000	2,999
	Federal Farm Credit Banks 5/18/2022	0.050	5,000	4,997
	Federal Farm Credit Banks 5/25/2022	0.070	1,600	1,599
	Federal Farm Credit Banks 6/7/2022	0.060	5,000	4,996
	Federal Home Loan Bank 1/21/2022	0.045	11,000	10,999
	Federal Home Loan Bank 1/28/2022	0.048	8,000	7,999
	Federal Home Loan Bank 2/2/2022	0.050	5,000	5,000
	Federal Home Loan Bank 2/9/2022	0.049	20,000	19,999
	Federal Home Loan Bank 2/16/2022	0.050	8,000	7,999
	Federal Home Loan Bank 3/3/2022	0.050	1,900	1,900
	Federal Home Loan Bank 3/11/2022	0.045	6,000	5,999
	Federal Home Loan Bank 3/16/2022	0.050	3,000	2,999
	Federal Home Loan Bank 3/23/2022	0.040	2,000	2,000
	Federal Home Loan Bank 3/25/2022	0.062	2,000	2,000
	Tennessee Valley Authority 1/12/2022	0.036	7,000	7,000

				105,984

Commercial paper 17.82%

	Amazon.com, Inc. 1/10/20226	0.049	9,000	9,000
	Apple, Inc. 1/4/20226	0.050	5,000	5,000
	Apple, Inc. 1/13/20226	0.050	3,000	3,000
	BofA Securities, Inc. 2/1/20226	0.120	3,000	3,000
	Chariot Funding, LLC 1/24/20226	0.130	1,000	1,000
	Cisco Systems, Inc. 3/8/20226	0.120	6,000	5,998
	Cisco Systems, Inc. 3/10/20226	0.120	2,800	2,799
	Coca-Cola Co. 2/16/20226	0.070	4,800	4,800
	Coca-Cola Co. 4/5/20226	0.080	5,000	4,999
	CRC Funding, LLC 1/14/20226	0.100	9,000	9,000
	Paccar Financial Corp. 1/21/2022	0.090	2,000	2,000
	Procter & Gamble Co. 1/7/20226	0.070	8,000	8,000
	Victory Receivables Corp. 1/3/20226	0.050	1,000	1,000
				59,596

240American Funds Insurance Series
American Funds Mortgage Fund (continued)

					Weighted
Short-term securities (continued)					average yield	Principal amount		Value
					at acquisition		(000)	(000)

U.S. Treasury bills 3.11%

	U.S. Treasury 5/12/2022					0.061%	$4,500	$ 4,498
	U.S. Treasury 5/19/2022				0.060		5,900	5,898

								10,396

	Total short-term securities (cost: $175,985,000)							175,976

	Total investment securities 130.40% (cost: $435,285,000)							436,046
	Other assets less liabilities (30.40)%							(101,648)

	Net assets 100.00%							$ 334,398
Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
				Number of			amount	at 12/31/2021
Contracts			Type	contracts	Expiration		(000)	(000)

2 Year U.S. Treasury Note Futures			Long	1	March 2022		$ 218	$—2
5 Year U.S. Treasury Note Futures			Long	18	March 2022		2,178	11
10 Year U.S. Treasury Note Futures			Long	84	March 2022		10,959	82
10 Year Ultra U.S. Treasury Note Futures			Short	50	March 2022		(7,322)	(109)
20 Year U.S. Treasury Bond Futures			Long	8	March 2022		1,284	11
30 Year Ultra U.S. Treasury Bond Futures			Long	2	March 2022		394	9

								$4
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay				Upfront	Unrealized
						Value at	premium	appreciation

	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	Quarterly	0.243%	Semi-annual	5/2/2024	$33,400	$598	$22	$576
3-month USD-LIBOR	Quarterly	0.32%	Semi-annual	9/23/2025	3,600	123	—	123
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	5,700	1,057	16	1,041
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	3,000	635	—	635

							$38	$2,375

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,311,000, which represented .39% of the net assets of the fund.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $95,212,000, which represented 28.47% of the net assets of the fund.

7Index-linked bond whose principal amount moves with a government price index.

American Funds Insurance Series	241

American Funds Mortgage Fund (continued)

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

242American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio December 31, 2021

	Weighted
Short-term securities 97.89%	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Commercial paper 68.84%

Amazon.com, Inc. 1/26/20221	0.050%	$ 9,700	$ 9,700
Apple, Inc. 1/4/20221	0.050	4,000	4,000
Atlantic Asset Securitization, LLC 1/20/20221	0.116	9,000	8,999
British Columbia (Province of) 1/10/2022	0.070	700	700
British Columbia (Province of) 1/18/2022	0.070	7,000	7,000
CAFCO, LLC 3/7/20221	0.150	10,000	9,996
Caisse d’Amortissement de la Dette Sociale 2/8/2022	0.120	2,900	2,900
Caisse des Dépôts et Consignations 1/10/2022	0.100	2,000	2,000
Canadian Imperial Bank of Commerce 1/7/20221	0.059	9,500	9,500
Coca-Cola Co. 2/15/20221	0.070	9,500	9,499
DBS Bank, Ltd. 4/1/20221	0.198	9,000	8,994
Equinor ASA 1/3/20221	0.070	4,700	4,700
Equinor ASA 2/23/20221	0.150	5,000	4,999
FMS Wertmanagement 2/18/20221	0.114	5,000	4,999
KfW 2/10/20221	0.135	1,202	1,202
Komatsu Finance America, Inc. 1/20/20221	0.130	7,000	7,000
Longship Funding, LLC 1/14/20221	0.080	1,300	1,300
LVMH Moët Hennessy Louis Vuitton, Inc. 1/21/20221	0.078	9,000	9,000
Manhattan Asset Funding Company, LLC 2/28/20221	0.200	9,000	8,997
Mizuho Bank, Ltd. 1/19/20221	0.115	9,000	9,000
Nestlé Capital Corp. 1/6/20221	0.070	4,450	4,450
Nestlé Finance International, Ltd. 1/21/20221	0.070	3,000	3,000
Oesterreichische Kontrollbank AG 1/18/2022	0.105	5,000	5,000
OMERS Finance Trust 1/20/2022	0.090	9,170	9,169
OMERS Finance Trust 1/25/2022	0.120	3,906	3,906
Oversea-Chinese Banking Corp., Ltd. 1/27/20221	0.140	7,000	6,999
Procter & Gamble Co. 1/4/20221	0.050	10,000	10,000
Québec (Province of) 1/18/20221	0.070	10,000	10,000
Starbird Funding Corp. 1/3/20221	0.060	2,200	2,200
Sumitomo Mitsui Trust Bank, Ltd. 2/16/20221	0.170	7,300	7,299
TotalEnergies Capital Canada, Ltd. 2/28/20221	0.140	9,500	9,498
Toyota Industries Commercial Finance, Inc. 1/12/20221	0.096	9,000	9,000
Toyota Motor Credit Corp. 2/22/2022	0.157	5,000	4,999
United Overseas Bank, Ltd. 3/10/20221	0.175	10,000	9,997
Victory Receivables Corp. 2/9/20221	0.150	9,000	8,998
			229,000
U.S. Treasury bills 17.73%

U.S. Treasury 2/3/2022	0.050	20,000	19,999
U.S. Treasury 3/3/2022	0.051	5,000	5,000
U.S. Treasury 3/8/2022	0.051	5,000	5,000
U.S. Treasury 3/22/2022	0.053	10,000	9,999
U.S. Treasury 4/21/2022	0.064	9,000	8,998
U.S. Treasury 4/26/2022	0.101	10,000	9,998

			58,994
Federal agency bills & notes 11.32%

Federal Farm Credit Banks 3/4/2022	0.050	5,000	4,999
Federal Home Loan Bank 1/12/2022	0.043	2,700	2,700
Federal Home Loan Bank 1/26/2022	0.040	15,000	14,999
Federal Home Loan Bank 2/9/2022	0.040	3,400	3,400
American Funds Insurance Series	243

Ultra-Short Bond Fund (continued)

	Weighted
Short-term securities (continued)	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Federal agency bills & notes (continued)

Federal Home Loan Bank 2/25/2022	0.044%	$5,000	$5,000
Federal Home Loan Bank 3/2/2022	0.049	2,900	2,900
Federal Home Loan Bank 3/23/2022	0.065	3,650	3,649

			37,647

Total short-term securities (cost: $325,639,000)			325,641

Total investment securities 97.89% (cost: $325,639,000)			325,641
Other assets less liabilities 2.11%			7,020

Net assets 100.00%			$332,661

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $193,327,000, which represented 58.12% of the net assets of the fund.

See notes to financial statements.

244American Funds Insurance Series

U.S. Government Securities Fund

(formerly U.S. Government/AAA-Rated Securities Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 74.13%		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 50.24%

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20221	$71,956	$ 73,784
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20221	22,300	22,642
securities	U.S. Treasury Inflation-Protected Security 0.125% 20221	6,475	6,492
26.42%	U.S. Treasury Inflation-Protected Security 0.125% 20231	27,843	28,781
	U.S. Treasury Inflation-Protected Security 0.375% 20231	30,460	32,057
	U.S. Treasury Inflation-Protected Security 0.625% 20231	61,487	64,331
	U.S. Treasury Inflation-Protected Security 0.125% 20241	45,202	48,314
	U.S. Treasury Inflation-Protected Security 0.125% 20241	32,535	34,717
	U.S. Treasury Inflation-Protected Security 0.50% 20241	5,313	5,669
	U.S. Treasury Inflation-Protected Security 0.625% 20241	17,446	18,589
	U.S. Treasury Inflation-Protected Security 0.125% 20251	16,973	18,316
	U.S. Treasury Inflation-Protected Security 0.125% 20251	11,026	11,805
	U.S. Treasury Inflation-Protected Security 0.375% 20251	54,760	59,587
	U.S. Treasury Inflation-Protected Security 0.125% 20261	33,827	36,815
	U.S. Treasury Inflation-Protected Security 0.125% 20261	25,892	27,957
	U.S. Treasury Inflation-Protected Security 0.625% 20261	22,693	24,967
	U.S. Treasury Inflation-Protected Security 0.125% 20301	6,768	7,572
	U.S. Treasury Inflation-Protected Security 0.125% 20311	9,038	10,120
	U.S. Treasury Inflation-Protected Security 0.125% 20311	841	945
	U.S. Treasury Inflation-Protected Security 2.125% 20411	391	606
	U.S. Treasury Inflation-Protected Security 0.75% 20421,2	8,799	11,121
	U.S. Treasury Inflation-Protected Security 0.625% 20431	4,931	6,133
	U.S. Treasury Inflation-Protected Security 1.00% 20491	5,165	7,333
	U.S. Treasury Inflation-Protected Security 0.25% 20501	339	411
	U.S. Treasury Inflation-Protected Security 0.125% 20511	10,998	13,026
			572,090

U.S. Treasury	U.S. Treasury 0.50% 2023	2,160	2,152
23.82%	U.S. Treasury 2.125% 2023	—3	—3
	U.S. Treasury 0.375% 2024	28,000	27,610
	U.S. Treasury 0.375% 2024	4,500	4,441
	U.S. Treasury 0.625% 2024	37,735	37,437
	U.S. Treasury 0.75% 2024	44,280	44,041
	U.S. Treasury 0.25% 2025	10,042	9,741
	U.S. Treasury 0.25% 2025	4,000	3,875
	U.S. Treasury 0.375% 2025	2,190	2,124
	U.S. Treasury 0.375% 2025	1,017	987
	U.S. Treasury 0.875% 2026	31,816	31,270
	U.S. Treasury 1.125% 2026	15,060	14,969
	U.S. Treasury 1.25% 2026	7,885	7,883
	U.S. Treasury 1.25% 2026	1,595	1,595
	U.S. Treasury 1.625% 2026	10,000	10,176
	U.S. Treasury 0.50% 2027	54	52
	U.S. Treasury 1.125% 2028	450	444
	U.S. Treasury 1.25% 2028	12,328	12,224
	U.S. Treasury 0.625% 2030	1,175	1,096
	U.S. Treasury 1.25% 2031	35,733	34,949
	U.S. Treasury 1.375% 2031	4,245	4,192
	U.S. Treasury 1.125% 2040	9,875	8,625
	U.S. Treasury 1.125% 2040	7,000	6,140
	U.S. Treasury 1.75% 2041	37,690	36,536
	U.S. Treasury 2.25% 2041	900	945
	U.S. Treasury 2.50% 2046	5,400	5,980
	U.S. Treasury 2.50% 2046	3,900	4,316
	U.S. Treasury 2.875% 2046	2,700	3,201
	U.S. Treasury 2.25% 2049	1,635	1,753
	U.S. Treasury 2.375% 2049	11,925	13,126
	U.S. Treasury 2.875% 2049	26,000	31,374
American Funds Insurance Series	245

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.25% 2050	$27,680	$ 23,549
(continued)	U.S. Treasury 1.375% 2050	12,605	11,066
	U.S. Treasury 1.625% 20502	55,205	51,515
	U.S. Treasury 1.875% 2051	17,152	17,001
	U.S. Treasury 1.875% 2051	2,794	2,775
	U.S. Treasury 2.00% 20512	44,898	45,827
	U.S. Treasury 2.375% 2051	780	863

			515,850

	Total U.S. Treasury bonds & notes		1,087,940
Federal agency bonds & notes 12.75%

	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC
	2.646% 2026	395	409
	Fannie Mae 2.875% 2023	36,000	37,341
	Fannie Mae 0.625% 2025	10,000	9,862
	Fannie Mae 0.75% 2027	2,900	2,805
	Fannie Mae 0.875% 2030	8,600	8,115
	Fannie Mae 7.125% 2030	2,000	2,837
	Federal Farm Credit Banks 0.375% 2022	1,500	1,501
	Federal Home Loan Bank 0.50% 2023	35,000	34,854
	Federal Home Loan Bank 3.375% 2023	16,715	17,462
	Federal Home Loan Bank 3.25% 2028	6,500	7,262
	Federal Home Loan Bank 5.50% 2036	300	437
	Private Export Funding Corp. 3.55% 2024	3,190	3,367
	Private Export Funding Corp. 1.40% 2028	3,000	2,960
	Tennessee Valley Authority 1.875% 2022	14,017	14,158
	Tennessee Valley Authority 0.75% 2025	3,700	3,657
	Tennessee Valley Authority 2.875% 2027	5,000	5,379
	Tennessee Valley Authority 1.50% 2031	7,000	6,904
	Tennessee Valley Authority 4.65% 2035	1,780	2,311
	Tennessee Valley Authority 5.88% 2036	875	1,274
	Tennessee Valley Authority, Series A, 4.625% 2060	250	378
	TVA Southaven 3.846% 2033	1,002	1,105
	U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,373
	U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	1,250	1,351
	U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	41,934
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,625
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,303	2,622
	U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,074
	U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,549
	U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,359
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,768
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,758
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,055
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,049
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,785
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,660
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,619
	U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,518
	U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,185
	U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	692
	U.S. Government-Guaranteed Certificates of Participation,
	Overseas Private Investment Corp. 3.82% 2032	790	887
	U.S. Government-Guaranteed Certificates of Participation,
	Overseas Private Investment Corp. 3.938% 2032	646	741

			275,982

246American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 11.14%

Federal agency	Fannie Mae Pool #695412 5.00% 20334	$1	$1
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 20354	8	8
obligations	Fannie Mae Pool #MA2746 4.00% 20364	1,762	1,918
11.14%	Fannie Mae Pool #MA2588 4.00% 20364	867	940
	Fannie Mae Pool #256860 6.50% 20374	13	15
	Fannie Mae Pool #888698 7.00% 20374	24	28
	Fannie Mae Pool #256828 7.00% 20374	3	3
	Fannie Mae Pool #970343 6.00% 20384	15	15
	Fannie Mae Pool #AC0794 5.00% 20394	21	23
	Fannie Mae Pool #931768 5.00% 20394	6	6
	Fannie Mae Pool #932606 5.00% 20404	16	18
	Fannie Mae Pool #AJ1873 4.00% 20414	27	30
	Fannie Mae Pool #AI1862 5.00% 20414	470	532
	Fannie Mae Pool #AI3510 5.00% 20414	289	328
	Fannie Mae Pool #AJ0704 5.00% 20414	246	279
	Fannie Mae Pool #AJ5391 5.00% 20414	156	177
	Fannie Mae Pool #AE1248 5.00% 20414	39	44
	Fannie Mae Pool #AE1277 5.00% 20414	19	21
	Fannie Mae Pool #AE1283 5.00% 20414	10	11
	Fannie Mae Pool #AE1290 5.00% 20424	22	25
	Fannie Mae Pool #AT7161 3.50% 20434	52	56
	Fannie Mae Pool #AT3954 3.50% 20434	12	13
	Fannie Mae Pool #AT0300 3.50% 20434	7	8
	Fannie Mae Pool #BM6240 2.05% 20444,5	607	638
	Fannie Mae Pool #AY1829 3.50% 20444	8	8
	Fannie Mae Pool #AW8240 3.50% 20444	4	4
	Fannie Mae Pool #BE5017 3.50% 20454	69	74
	Fannie Mae Pool #BE8740 3.50% 20474	65	69
	Fannie Mae Pool #BE8742 3.50% 20474	20	22
	Fannie Mae Pool #BH2846 3.50% 20474	8	9
	Fannie Mae Pool #BH2848 3.50% 20474	7	8
	Fannie Mae Pool #BH2847 3.50% 20474	5	6
	Fannie Mae Pool #BJ5015 4.00% 20474	199	217
	Fannie Mae Pool #BH3122 4.00% 20474	5	6
	Fannie Mae Pool #BM3788 3.50% 20484	3,895	4,192
	Fannie Mae Pool #BJ4901 3.50% 20484	48	52
	Fannie Mae Pool #BK6840 4.00% 20484	126	138
	Fannie Mae Pool #BK5232 4.00% 20484	92	100
	Fannie Mae Pool #BK9743 4.00% 20484	37	40
	Fannie Mae Pool #CA1909 4.50% 20484	28	30
	Fannie Mae Pool #BK9761 4.50% 20484	21	22
	Fannie Mae Pool #CA4151 3.50% 20494	673	730
	Fannie Mae Pool #FM1062 3.50% 20494	541	585
	Fannie Mae Pool #FM1443 3.50% 20494	399	430
	Fannie Mae Pool #BJ8411 3.50% 20494	133	143
	Fannie Mae Pool #FM2179 3.00% 20504	4,998	5,260
	Fannie Mae Pool #FM3834 4.50% 20504	1,225	1,313
	Fannie Mae, Series 2001-4, Class GA, 9.00% 20254,5	—3	—3
	Fannie Mae, Series 2001-4, Class NA, 9.00% 20254,5	—3	—3
	Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20224	2	2
	Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 20224	128	128
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.123% 20234,5	457	470
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.489% 20244,5	675	702
	Freddie Mac Pool #1H1354 2.34% 20364,5	88	94
	Freddie Mac Pool #C03518 5.00% 20404	342	385
	Freddie Mac Pool #G06459 5.00% 20414	856	971
	Freddie Mac Pool #841039 2.186% 20434,5	557	587
	Freddie Mac Pool #Q19133 3.50% 20434	37	40
	Freddie Mac Pool #Q17696 3.50% 20434	35	37
American Funds Insurance Series	247

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #Q23190 4.00% 20434	$ 181	$ 198
mortgage-backed	Freddie Mac Pool #Q15874 4.00% 20434	7	7
obligations	Freddie Mac Pool #Q28558 3.50% 20444	229	247
(continued)	Freddie Mac Pool #760014 2.843% 20454,5	359	372
	Freddie Mac Pool #Q52069 3.50% 20474	99	106
	Freddie Mac Pool #Q47615 3.50% 20474	57	61
	Freddie Mac Pool #Q54701 3.50% 20484	66	71
	Freddie Mac Pool #Q54709 3.50% 20484	61	65
	Freddie Mac Pool #Q54700 3.50% 20484	49	53
	Freddie Mac Pool #Q54781 3.50% 20484	47	51
	Freddie Mac Pool #Q54782 3.50% 20484	47	50
	Freddie Mac Pool #Q56590 3.50% 20484	33	35
	Freddie Mac Pool #Q54699 3.50% 20484	26	28
	Freddie Mac Pool #Q56589 3.50% 20484	24	25
	Freddie Mac Pool #Q54831 3.50% 20484	19	21
	Freddie Mac Pool #Q54698 3.50% 20484	20	21
	Freddie Mac Pool #G67711 4.00% 20484	1,754	1,920
	Freddie Mac Pool #Q56599 4.00% 20484	149	164
	Freddie Mac Pool #Q56175 4.00% 20484	101	110
	Freddie Mac Pool #Q55971 4.00% 20484	98	107
	Freddie Mac Pool #Q58411 4.50% 20484	292	321
	Freddie Mac Pool #Q58436 4.50% 20484	132	146
	Freddie Mac Pool #Q58378 4.50% 20484	105	114
	Freddie Mac Pool #ZT0522 4.50% 20484	30	32
	Freddie Mac Pool #ZS4774 4.50% 20484	28	30
	Freddie Mac Pool #RA1463 3.50% 20494	473	513
	Freddie Mac Pool #QA0284 3.50% 20494	256	276
	Freddie Mac Pool #RA1580 3.50% 20494	238	258
	Freddie Mac Pool #QA2748 3.50% 20494	66	71
	Freddie Mac Pool #RA2236 4.50% 20494	364	391
	Freddie Mac Pool #SD0726 2.50% 20514	15,847	16,330
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.510% 20234,5	3	3
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20224	86	87
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20234	701	708
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20234	194	199
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 20234,5	2,565	2,660
	Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 20234	2,745	2,845
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 20244	1,363	1,433
	Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 20244	4,698	4,915
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 20274	736	802
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 20564	6,240	6,447
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 20564,5	5,584	5,761
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 20564,5	5,576	5,751
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT,
	3.00% 20564	1,815	1,878
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 20564	365	388
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 20574	1,977	2,072
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 20574,5	3,334	3,508
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50% 20574	5,853	6,191
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 20574	3,976	4,126

248American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
mortgage-backed	3.50% 20574	$ 2,116	$2,251
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA,
(continued)	3.50% 20574	805	834
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 20584	3,566	3,721
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50% 20584	2,171	2,297
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50% 20584	1,006	1,046
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50% 20584	834	882
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 20584	461	487
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00% 20594	4,009	4,140
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20284	25,841	26,654
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 20284	6,099	6,269
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 20294	7,504	7,746
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D,
	2.00% 20304	2,491	2,509
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D,
	2.00% 20304	535	522
	Government National Mortgage Assn. 2.50% 20524,6	12,966	13,224
	Government National Mortgage Assn. 2.50% 20524,6	2,632	2,695
	Government National Mortgage Assn. 4.50% 20524,6	3,000	3,169
	Government National Mortgage Assn. Pool #698668 5.50% 20384	63	69
	Government National Mortgage Assn. Pool #700778 5.50% 20384	25	28
	Government National Mortgage Assn. Pool #782365 6.00% 20384	112	130
	Government National Mortgage Assn. Pool #004269 6.50% 20384	197	233
	Government National Mortgage Assn. Pool #698406 5.00% 20394	233	270
	Government National Mortgage Assn. Pool #783690 6.00% 20394	106	120
	Government National Mortgage Assn. Pool #783689 5.50% 20404	3,345	3,820
	Government National Mortgage Assn. Pool #783687 4.50% 20414	636	685
	Government National Mortgage Assn. Pool #783688 5.00% 20414	1,124	1,239
	Government National Mortgage Assn. Pool #MA0533 3.00% 20424	23	24
	Government National Mortgage Assn. Pool #MA1012 3.50% 20434	781	837
	Uniform Mortgage-Backed Security 1.50% 20374,6	5,937	5,942
	Uniform Mortgage-Backed Security 1.50% 20374,6	3,878	3,889
	Uniform Mortgage-Backed Security 2.00% 20374,6	1,713	1,755
	Uniform Mortgage-Backed Security 2.00% 20374,6	1,537	1,571
	Uniform Mortgage-Backed Security 2.00% 20524,6	2,860	2,845
	Uniform Mortgage-Backed Security 2.00% 20524,6	1,991	1,976
	Uniform Mortgage-Backed Security 2.50% 20524,6	8,337	8,467
	Uniform Mortgage-Backed Security 2.50% 20524,6	3,961	4,032
	Uniform Mortgage-Backed Security 3.00% 20524,6	1,102	1,140
	Uniform Mortgage-Backed Security 3.50% 20524,6	27,398	28,845
	Uniform Mortgage-Backed Security 4.50% 20524,6	800	857
			241,199

	Total bonds, notes & other debt instruments (cost: $1,586,413,000)		1,605,121

American Funds Insurance Series	249

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Short-term securities 26.59%

Weighted
average yield	Principal amount	Value
at acquisition	(000)	(000)

Commercial paper 17.68%

Amazon.com, Inc. 1/24/20227	0.048%	$18,000	$ 17,999
Amazon.com, Inc. 1/26/20227	0.050	10,600	10,600
Apple, Inc. 1/5/20227	0.050	14,000	14,000
Apple, Inc. 1/12/20227	0.060	20,000	20,000
Apple, Inc. 1/13/20227	0.050	10,100	10,100
Chariot Funding, LLC 1/14/20227	0.120	10,000	10,000
Chariot Funding, LLC 1/20/20227	0.100	25,000	24,999
Chariot Funding, LLC 1/24/20227	0.130	4,000	4,000
Chariot Funding, LLC 2/1/20227	0.130	10,000	9,999
CHARTA, LLC 1/18/20227	0.100	20,000	19,999
Cisco Systems, Inc. 3/8/20227	0.120	30,100	30,093
Cisco Systems, Inc. 3/10/20227	0.120	14,100	14,097
Coca-Cola Co. 2/15/20227	0.070	5,500	5,499
Coca-Cola Co. 2/16/20227	0.070	8,500	8,499
Coca-Cola Co. 4/5/20227	0.100	25,000	24,995
CRC Funding, LLC 3/3/20227	0.130	20,000	19,993
Manhattan Asset Funding Company LLC 3/16/20227	0.210	21,112	21,102
Procter & Gamble Co. 1/21/20227	0.060	30,000	29,999
Procter & Gamble Co. 2/23/20227	0.070	19,000	18,998
Starbird Funding Corp. 1/3/20227	0.060	53,800	53,800
Victory Receivables Corp. 1/3/20227	0.050	14,000	14,000
			382,771

Federal agency bills & notes 8.91%

Federal Farm Credit Bank 3/2/2022	0.050	6,000	5,999
Federal Farm Credit Bank 4/1/2022	0.060	25,000	24,994
Federal Farm Credit Bank 4/6/2022	0.050	5,000	4,999
Federal Farm Credit Bank 4/8/2022	0.060	20,000	19,994
Federal Home Loan Bank 1/21/2022	0.045	10,000	9,999
Federal Home Loan Bank 2/2/2022	0.050	25,000	24,999
Federal Home Loan Bank 2/4/2022	0.050	40,000	39,998
Federal Home Loan Bank 2/9/2022	0.049	25,000	24,998
Federal Home Loan Bank 3/4/2022	0.047	11,100	11,099
Federal Home Loan Bank 3/23/2022	0.040	26,000	25,996

			193,075

Total short-term securities (cost: $575,856,000)			575,846

Total investment securities 100.72% (cost: $2,162,269,000)			2,180,967
Other assets less liabilities (0.72)%			(15,668)

Net assets 100.00%			$2,165,299

250American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Futures contracts

								Value and
								unrealized
								appreciation
						Notional		(depreciation)
			Number of			amount		at 12/31/2021
Contracts		Type	contracts		Expiration	(000)		(000)

90 Day Euro Dollar Futures		Short	5	September 2022		$ (1,240)		$7
90 Day Euro Dollar Futures		Long	471	December 2022		116,520		(121)
90 Day Euro Dollar Futures		Short	21		June 2023	(5,178)		36
90 Day Euro Dollar Futures		Long	2,183	September 2023		537,509		(3,518)
90 Day Euro Dollar Futures		Short	1,396	December 2023		(343,451)		2,110
90 Day Euro Dollar Futures		Short	1,601	December 2024		(393,406)		664
2 Year U.S. Treasury Note Futures		Short	577		March 2022	(125,885)		241
5 Year U.S. Treasury Note Futures		Long	1,490		March 2022	180,255		221
10 Year U.S. Treasury Note Futures		Long	473		March 2022	61,712		530
10 Year Ultra U.S. Treasury Note Futures		Long	27		March 2022	3,954		(11)
20 Year U.S. Treasury Bond Futures		Long	357		March 2022	57,276		501
30 Year Ultra U.S. Treasury Bond Futures		Short	33		March 2022	(6,505)		(51)

								$609
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
								Unrealized
Receive		Pay				Upfront		appreciation
						Value at	premium	(depreciation)

	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	$181,639	$ 2,338	$—	$ 2,338
SOFR	Annual	0.471%	Annual	10/26/2023	30,500	110	—	110
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(118)	—	(118)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(1,428)	—	(1,428)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	1,109	—	1,109
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	615	—	615
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	613	—	613
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	707	—	707
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	(683)	—	(683)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	1,005	—	1,005
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	1,003	—	1,003
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	813	—	813
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	772	—	772
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	2,771	—	2,771
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(1,501)	—	(1,501)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	793	—	793
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	(730)	—	(730)
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	(897)	—	(897)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	15,800	(2,287)	—	(2,287)
1.731%	Semi-annual	3-month USD-LIBOR	Quarterly	12/1/2041	7,575	(16)	—	(16)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	52,500	11,104	—	11,104

							$—	$16,093

American Funds Insurance Series	251

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

1Index-linked bond whose principal amount moves with a government price index.

2All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,263,000, which represented .43% of the net assets of the fund.

3Amount less than one thousand.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

6Purchased on a TBA basis.

7Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $382,771,000, which represented 17.68% of the net assets of the fund.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

252American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2021

Growth funds 84.63%					Value
				Shares	(000)

	American Funds Insurance Series – Growth Fund, Class 1			3,957,627	$504,914

	Total growth funds (cost: $364,803,000)				504,914
Fixed income funds 9.93%

	American Funds Insurance Series – The Bond Fund of America, Class 1			5,284,186	59,236

	Total fixed income funds (cost: $61,496,000)				59,236
Short-term securities 4.40%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1			26,275,190	26,275
	Total short-term securities (cost: $26,275,000)				26,275
Options purchased 0.44%

	Options purchased*				2,602

	Total options purchased (cost: $4,012,000)				2,602

	Total investment securities 99.40% (cost: $456,586,000)				593,027
	Other assets less liabilities 0.60%				3,566

	Net assets 100.00%				$596,593
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	12/31/2021
Description	contracts	(000)	price	date	(000)

S&P 500 Index	15	$ 7,149	$2,800.00	3/18/2022	$6
S&P 500 Index	3	1,430	2,825.00	3/18/2022	1
S&P 500 Index	23	10,962	2,850.00	3/18/2022	10
S&P 500 Index	32	15,252	2,875.00	3/18/2022	14
S&P 500 Index	22	10,486	2,925.00	3/18/2022	10
S&P 500 Index	24	11,439	2,975.00	3/18/2022	12
S&P 500 Index	12	5,719	3,050.00	3/18/2022	7
S&P 500 Index	30	14,299	2,925.00	6/17/2022	54
S&P 500 Index	116	55,288	2,950.00	6/17/2022	214
S&P 500 Index	10	4,766	3,000.00	6/17/2022	20
S&P 500 Index	15	7,149	3,050.00	6/17/2022	31
S&P 500 Index	20	9,532	3,075.00	6/17/2022	43
S&P 500 Index	986	469,945	3,100.00	6/17/2022	2,180

					$2,602

American Funds Insurance Series	253

Managed Risk Growth Fund (continued)

Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	926	March 2022	$112,024	$(99)
Japanese Yen Currency Contracts	Short	3	March 2022	(326)	4
British Pound Currency Contracts	Short	4	March 2022	(338)	(7)
FTSE 100 Index Contracts	Short	4	March 2022	(397)	(7)
Nikkei 225 Index Contracts	Short	2	March 2022	(500)	(11)
Mini MSCI Emerging Market Index Contracts	Short	22	March 2022	(1,349)	(5)
Russell 2000 Mini Index Contracts	Short	21	March 2022	(2,355)	(52)
Euro Stoxx 50 Index Contracts	Short	55	March 2022	(2,685)	(82)
Euro Currency Contracts	Short	19	March 2022	(2,708)	(21)
S&P Mid 400 E-mini Index Contracts	Short	12	March 2022	(3,405)	(108)
S&P 500 E-mini Index Contracts	Short	158	March 2022	(37,592)	(951)

					$(1,339)

Investments in affiliates2

	Value of			Net	Net	Value of		Capital gain
	affiliates at			realized	unrealized	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	depreciation	12/31/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.63%
American Funds Insurance Series –
Growth Fund, Class 1	$452,559	$138,184	$119,110	$48,983	$(15,702)	$504,914	$2,279	$63,763
Fixed income funds 9.93%
American Funds Insurance Series –
The Bond Fund of America, Class 13	84,922	43,055	64,950	(820)	(2,971)	59,236	945	2,342

Total 94.56%				$48,163	$(18,673)	$564,150	$3,224	$66,105

1Rate represents the seven-day yield at 12/31/2021.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 3This fund changed its name during the reporting period.

See notes to financial statements.

254American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2021

Growth funds 84.91%						Value
					Shares	(000)

American Funds Insurance Series – International Fund, Class 1					6,034,676	$136,987

Total growth funds (cost: $111,823,000)						136,987
Fixed income funds 9.96%

American Funds Insurance Series – The Bond Fund of America, Class 1					1,433,641	16,071

Total fixed income funds (cost: $16,737,000)						16,071
Short-term securities 3.65%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					5,895,411	5,895
Total short-term securities (cost: $5,895,000)						5,895
Options purchased 0.37%

Options purchased*						590

Total options purchased (cost: $1,147,000)						590

Total investment securities 98.89% (cost: $135,602,000)						159,543
Other assets less liabilities 1.11%						1,792

Net assets 100.00%						$161,335
*Options purchased

Put
			Notional			Value at
Number of			amount	Exercise	Expiration	12/31/2021
Description	contracts		(000)	price	date	(000)

MSCI EAFE Index	53		$ 12,381	$1,675.00	3/18/2022	$ 17
MSCI EAFE Index	630		147,173	1,550.00	6/17/2022	573

						$590
Futures contracts

						Value and
						unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2021
Contracts		Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures		Long	349	March 2022	$42,221	$ (70)
S&P 500 E-mini Index Contracts		Short	24	March 2022	(5,710)	(124)
Mini MSCI Emerging Market Index Contracts		Short	149	March 2022	(9,136)	68
MSCI EAFE Index Contracts		Short	83	March 2022	(9,636)	(257)

						$(383)

American Funds Insurance Series	255

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of			Net	Net	Value of		Capital gain
	affiliates at			realized	unrealized	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	depreciation	12/31/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.91%
American Funds Insurance Series –
International Fund, Class 1	$135,744	$27,423	$21,140	$3,428	$(8,468)	$136,987	$3,772	$—
Fixed income funds 9.96%
American Funds Insurance Series –
The Bond Fund of America, Class 13	25,472	10,358	18,641	(260)	(858)	16,071	257	694

Total 94.87%				$3,168	$(9,326)	$153,058	$4,029	$694

1Rate represents the seven-day yield at 12/31/2021.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 3This fund changed its name during the reporting period.

See notes to financial statements.

256American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund) Investment portfolio December 31, 2021

Growth-and-income funds 84.69%					Value
				Shares	(000)

	American Funds Insurance Series – Washington Mutual Investors Fund, Class 1			17,465,266	$315,947

	Total growth-and-income funds (cost: $211,906,000)				315,947
Fixed income funds 9.94%

	American Funds Insurance Series – U.S. Government Securities Fund, Class 1			3,176,210	37,066

	Total fixed income funds (cost: $40,177,000)				37,066
Short-term securities 4.86%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1			18,146,869	18,147
	Total short-term securities (cost: $18,147,000)				18,147
Options purchased 0.48%

	Options purchased*				1,778

	Total options purchased (cost: $2,809,000)				1,778

	Total investment securities 99.97% (cost: $273,039,000)				372,938
	Other assets less liabilities 0.03%				99

	Net assets 100.00%				$373,037
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	12/31/2021
Description	contracts	(000)	price	date	(000)

S&P 500 Index	22	$ 10,486	$2,725.00	3/18/2022	$8
S&P 500 Index	2	953	2,775.00	3/18/2022	1
S&P 500 Index	30	14,299	2,800.00	3/18/2022	12
S&P 500 Index	15	7,149	2,825.00	3/18/2022	6
S&P 500 Index	12	5,719	2,875.00	3/18/2022	5
S&P 500 Index	12	5,719	2,925.00	3/18/2022	6
S&P 500 Index	11	5,243	2,975.00	3/18/2022	5
S&P 500 Index	4	1,907	3,025.00	3/18/2022	2
S&P 500 Index	16	7,626	3,050.00	3/18/2022	9
S&P 500 Index	10	4,766	2,800.00	6/17/2022	15
S&P 500 Index	52	24,784	2,950.00	6/17/2022	96
S&P 500 Index	15	7,149	3,000.00	6/17/2022	30
S&P 500 Index	30	14,299	3,050.00	6/17/2022	63
S&P 500 Index	55	26,214	3,075.00	6/17/2022	118
S&P 500 Index	634	302,176	3,100.00	6/17/2022	1,402

					$1,778

American Funds Insurance Series	257

Managed Risk Washington Mutual Investors Fund (continued)

(formerly Managed Risk Blue Chip Income and Growth Fund)

Futures contracts

					Value and
					unrealized
				Notional	depreciation
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	219	March 2022	$26,494	$ (28)
S&P 500 E-mini Index Contracts	Long	49	March 2022	11,658	(50)
Euro Currency Contracts	Short	1	March 2022	(143)	(1)
British Pound Currency Contracts	Short	2	March 2022	(169)	(4)
Euro Stoxx 50 Index Contracts	Short	5	March 2022	(244)	(8)
S&P Mid 400 E-mini Index Contracts	Short	1	March 2022	(284)	(7)
FTSE 100 Index Contracts	Short	3	March 2022	(297)	(5)

					$(103)

Investments in affiliates2

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	(depreciation)	12/31/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 84.69%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 13	$285,450	$34,322	$73,498	$27,698	$41,975	$315,947	$5,035	$—
Fixed income funds 9.94%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 13	53,565	20,752	33,027	(1,832)	(2,392)	37,066	553	3,183

Total 94.63%				$25,866	$39,583	$353,013	$5,588	$3,183

1Rate represents the seven-day yield at 12/31/2021.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 3This fund changed its name during the reporting period.

See notes to financial statements.

258American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2021

Growth-and-income funds 79.67%					Value
				Shares	(000)

	American Funds Insurance Series – Growth-Income Fund, Class 1			31,554,445	$2,125,192

	Total growth-and-income funds (cost: $1,480,505,000)				2,125,192
Fixed income funds 14.95%

	American Funds Insurance Series – The Bond Fund of America, Class 1			35,574,396	398,789

	Total fixed income funds (cost: $413,197,000)				398,789
Short-term securities 4.68%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1			124,761,468	124,761
	Total short-term securities (cost: $124,761,000)				124,761
Options purchased 0.55%

	Options purchased*				14,711

	Total options purchased (cost: $33,399,000)				14,711

	Total investment securities 99.85% (cost: $2,051,862,000)				2,663,453
	Other assets less liabilities 0.15%				4,119

	Net assets 100.00%				$2,667,572
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	12/31/2021
Description	contracts	(000)	price	date	(000)

S&P 500 Index	403	$ 192,077	$2,800.00	3/18/2022	$ 159
S&P 500 Index	150	71,493	2,825.00	3/18/2022	62
S&P 500 Index	375	178,732	2,850.00	3/18/2022	159
S&P 500 Index	294	140,126	2,875.00	3/18/2022	129
S&P 500 Index	268	127,734	2,900.00	3/18/2022	123
S&P 500 Index	211	100,566	2,925.00	3/18/2022	99
S&P 500 Index	150	71,493	2,950.00	3/18/2022	73
S&P 500 Index	177	84,361	2,975.00	3/18/2022	89
S&P 500 Index	3,560	1,696,760	3,000.00	3/18/2022	1,780
S&P 500 Index	142	67,680	3,025.00	3/18/2022	75
S&P 500 Index	46	21,924	3,050.00	3/18/2022	25
S&P 500 Index	100	47,662	2,725.00	6/17/2022	143
S&P 500 Index	135	64,343	2,750.00	6/17/2022	198
S&P 500 Index	240	114,388	2,800.00	6/17/2022	368
S&P 500 Index	510	243,075	2,900.00	6/17/2022	888
S&P 500 Index	60	28,597	2,925.00	6/17/2022	108
S&P 500 Index	11	5,243	2,950.00	6/17/2022	20
S&P 500 Index	41	19,541	3,000.00	6/17/2022	82
S&P 500 Index	60	28,597	3,050.00	6/17/2022	125
S&P 500 Index	310	147,752	3,075.00	6/17/2022	665
S&P 500 Index	3,167	1,509,449	3,100.00	6/17/2022	7,002
S&P 500 Index	640	305,036	2,975.00	9/16/2022	2,339

					$14,711

American Funds Insurance Series	259

Managed Risk Growth-Income Fund (continued)

Futures contracts

					Value and
					unrealized
				Notional	depreciation
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,346	March 2022	$162,834	$ (61)
S&P 500 E-mini Index Contracts	Long	575	March 2022	136,807	(618)
British Pound Currency Contracts	Short	3	March 2022	(254)	(5)
Euro Currency Contracts	Short	4	March 2022	(570)	(4)

					$(688)

Investments in affiliates2

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain	(depreciation)	12/31/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 79.67%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$1,938,260	$136,575	$351,326	$92,299	$309,384	$2,125,192	$27,669	$19,790
Fixed income funds 14.95%
American Funds Insurance Series –
The Bond Fund of America, Class 13	363,712	179,173	122,342	5,435	(27,189)	398,789	6,324	15,522

Total 94.62%				$97,734	$282,195	$2,523,981	$33,993	$35,312

1Rate represents the seven-day yield at 12/31/2021.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 3This fund changed its name during the reporting period.

See notes to financial statements.

260American Funds Insurance Series
Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2021

Asset allocation funds 95.00%					Value
				Shares	(000)

	American Funds Insurance Series – Asset Allocation Fund, Class 1			92,092,691	$2,678,055

	Total asset allocation funds (cost: $2,102,003,000)				2,678,055
Short-term securities 4.87%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1			137,381,639	137,382
	Total short-term securities (cost: $137,382,000)				137,382
Options purchased 0.13%

	Options purchased*				3,532

	Total options purchased (cost: $5,432,000)				3,532

	Total investment securities 100.00% (cost: $2,244,817,000)				2,818,969
	Other assets less liabilities 0.00%				51

	Net assets 100.00%				$2,819,020
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	12/31/2021
Description	contracts	(000)	price	date	(000)

S&P 500 Index	15	$ 7,149	$2,725.00	3/18/2022	$5
S&P 500 Index	12	5,719	2,775.00	3/18/2022	5
S&P 500 Index	39	18,588	2,825.00	3/18/2022	16
S&P 500 Index	76	36,223	2,850.00	3/18/2022	32
S&P 500 Index	56	26,691	2,875.00	3/18/2022	25
S&P 500 Index	2	953	2,900.00	3/18/2022	1
S&P 500 Index	58	27,644	2,925.00	3/18/2022	27
S&P 500 Index	18	8,579	2,950.00	3/18/2022	9
S&P 500 Index	42	20,018	2,975.00	3/18/2022	21
S&P 500 Index	13	6,196	3,000.00	3/18/2022	6
S&P 500 Index	10	4,766	3,025.00	3/18/2022	5
S&P 500 Index	25	11,916	3,050.00	3/18/2022	14
S&P 500 Index	7	3,336	2,800.00	6/17/2022	11
S&P 500 Index	30	14,299	2,825.00	6/17/2022	48
S&P 500 Index	20	9,532	3,075.00	6/17/2022	43
S&P 500 Index	970	462,320	3,100.00	6/17/2022	2,145
S&P 500 Index	270	128,687	2,950.00	9/16/2022	958
S&P 500 Index	44	20,971	2,975.00	9/16/2022	161

					$3,532

American Funds Insurance Series	261

Managed Risk Asset Allocation Fund (continued)

Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,401	March 2022	$169,488	$(107)
S&P 500 E-mini Index Contracts	Long	125	March 2022	29,741	(125)
Japanese Yen Currency Contracts	Short	1	March 2022	(109)	1
British Pound Currency Contracts	Short	2	March 2022	(169)	(4)
Euro Currency Contracts	Short	4	March 2022	(570)	(6)

					$(241)

Investments in affiliates2

	Value of			Net	Net	Value of		Capital gain
	affiliate at			realized	unrealized	affiliate at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain	appreciation	12/31/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 95.00%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$2,646,718	$138,416	$357,415	$78,189	$172,147	$2,678,055	$46,260	$88,212

1Rate represents the seven-day yield at 12/31/2021.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

262American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2021				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$9,219,626	$4,376,784	$43,849,243	$8,495,949	$4,253,963
Affiliated issuers	378,522	276,570	1,630,491	1,011,457	221,019
Cash	780	178	3,232	145	773
Cash collateral received for securities on loan	428	7,641	4,809	8,068	1,008
Cash collateral pledged for futures contracts	—	—	—	—	161
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	2,256	453	47	386
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	—	435	21,940	4,847	1,899
Sales of fund’s shares	6,219	9,093	20,056	26,783	3,599
Dividends and interest	11,251	6,065	14,335	5,490	4,079
Variation margin on futures contracts	—	—	—	—	62
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	—1	4	1	1	1
Currency translations	480	138	12	424	2,022
Other	—	—1	—	—	—
	9,617,306	4,679,164	45,544,572	9,553,211	4,488,972
Liabilities:
Collateral for securities on loan	4,283	76,415	48,094	80,676	10,080
Unrealized depreciation on open forward currency contracts	—	—	—	—	20
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	788	474	8,887	1,883	7,895
Repurchases of fund’s shares	7,561	2,413	60,134	2,009	5,595
Investment advisory services	3,959	2,659	11,615	3,858	1,847
Insurance administrative fees	456	218	2,027	294	568
Services provided by related parties	1,333	709	6,384	1,196	519
Trustees’ deferred compensation	95	62	535	193	46
Variation margin on futures contracts	—	—	—	—	24
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	7,895	19,049	934	33,209	14,603
Currency translations	—	—	—	—	—
Custody fees	336	244	216	540	300
Other	20	—	—	—	31
	26,726	102,243	138,826	123,858	41,528
Net assets at December 31, 2021	$9,590,580	$4,576,921	$45,405,746	$9,429,353	$4,447,444
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,931,297	$1,859,410	$16,269,659	$6,198,523	$2,653,089
Total distributable earnings (accumulated loss)	5,659,283	2,717,511	29,136,087	3,230,830	1,794,355
Net assets at December 31, 2021	$9,590,580	$4,576,921	$45,405,746	$9,429,353	$4,447,444
Investment securities on loan, at value	$4,822	$85,086	$47,077	$77,301	$13,375
Investment securities, at cost
Unaffiliated issuers	4,397,099	2,754,697	19,737,875	6,250,809	2,748,317
Affiliated issuers	378,477	250,133	1,630,296	1,011,351	221,003
Cash denominated in currencies other than U.S. dollars, at cost	—	2,250	452	47	386

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	263

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund2	Fund3	Fund	Fund	Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,155,779	$2,365,564	$41,804,971	$353,438	$1,084,391
Affiliated issuers	331,143	13,282	1,259,909	21,699	75,150
Cash	1,733	806	667	92	745
Cash collateral received for securities on loan	2,196	69	9,273	—	463
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	30	1,062	1,069	1,205	278
Unrealized appreciation on open forward currency contracts	—	—	—	—	2
Receivables for:
Sales of investments	653	2,189	20,176	238	4,317
Sales of fund’s shares	5,336	386	3,926	289	882
Dividends and interest	9,726	5,414	43,351	2,249	3,897
Variation margin on futures contracts	—	—	—	—	106
Variation margin on centrally cleared swap contracts	—	—	—	—	3
Securities lending income	1	—1	1	—1	—1
Currency translations	6	379	155	67	26
Other	—	—	—	—	—
	11,506,603	2,389,151	43,143,498	379,277	1,170,260
Liabilities:
Collateral for securities on loan	21,965	693	92,730	—	4,628
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	7,936	277	78	10	17,978
Repurchases of fund’s shares	7,246	2,329	81,365	103	1,950
Investment advisory services	2,118	699	8,889	184	211
Insurance administrative fees	748	139	1,175	83	343
Services provided by related parties	1,217	385	4,658	81	144
Trustees’ deferred compensation	112	28	593	16	8
Variation margin on futures contracts	—	—	—	—	8
Variation margin on centrally cleared swap contracts	—	—	—	—	22
Non-U.S. taxes	116	858	1,293	178	417
Currency translations	—	—	—	—	—
Custody fees	8	88	232	80	24
Other	—	—	—	—	—
	41,466	5,496	191,013	735	25,733
Net assets at December 31, 2021	$11,465,137	$2,383,655	$42,952,485	$378,542	$1,144,527
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,294,050	$1,357,033	$20,012,192	$189,526	$923,131
Total distributable earnings (accumulated loss)	5,171,087	1,026,622	22,940,293	189,016	221,396
Net assets at December 31, 2021	$11,465,137	$2,383,655	$42,952,485	$378,542	$1,144,527
Investment securities on loan, at value	$89,518	$2,444	$91,976	$53	$6,084
Investment securities, at cost
Unaffiliated issuers	8,240,289	1,757,008	22,424,700	309,545	847,938
Affiliated issuers	331,102	13,281	1,259,712	21,694	75,628
Cash denominated in currencies other than U.S. dollars, at cost	30	1,061	1,069	1,205	277

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

264American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)				(dollars in thousands)
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund	of America4	Fund	Trust5
Assets:
Investment securities, at value:
Unaffiliated issuers	$28,516,500	$466,533	$12,806,734	$1,963,695	$1,020,393
Affiliated issuers	3,050,173	1,127	1,311,257	144,080	17,238
Cash	1,108	142	2,390	88	1,089
Cash collateral received for securities on loan	2,011	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	277
Cash collateral pledged for swap contracts	—	—	—	—	481
Cash denominated in currencies other than U.S. dollars	147	23	1	59	—
Unrealized appreciation on open forward currency contracts	—	57	256	4,439	—
Receivables for:
Sales of investments	700,865	1,570	2,017,338	39,152	1,868
Sales of fund’s shares	11,185	27	6,482	1,997	273
Dividends and interest	88,237	1,510	61,345	15,656	14,032
Variation margin on futures contracts	690	15	5,691	458	—
Variation margin on centrally cleared swap contracts	—	7	1	109	—
Securities lending income	—	—	—	—	—
Currency translations	71	3	22	—	—
Other	—	—	—	—	2
	32,370,987	471,014	16,211,517	2,169,733	1,055,653
Liabilities:
Collateral for securities on loan	20,115	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	246	611	3,957	—
Unrealized depreciation on unfunded commitments	2	—	—	—1	1
Payables for:
Purchases of investments	1,611,332	2,432	3,007,831	78,621	2,386
Repurchases of fund’s shares	13,395	465	9,402	165	262
Investment advisory services	6,713	258	1,860	768	260
Insurance administrative fees	3,838	85	549	41	59
Services provided by related parties	3,207	82	1,315	287	189
Trustees’ deferred compensation	345	4	143	29	36
Variation margin on futures contracts	1,183	8	1,522	181	15
Variation margin on centrally cleared swap contracts	20	14	1,678	239	9
Non-U.S. taxes	4,797	24	3	63	—
Currency translations	—	—	—	134	—
Custody fees	120	20	24	196	1
Other	—	—	—1	44	—1
	1,665,067	3,638	3,024,938	84,725	3,218
Net assets at December 31, 2021	$30,705,920	$467,376	$13,186,579	$2,085,008	$1,052,435
Net assets consist of:
Capital paid in on shares of beneficial interest	$18,200,412	$347,665	$12,814,664	$2,057,721	$1,263,068
Total distributable earnings (accumulated loss)	12,505,508	119,711	371,915	27,287	(210,633)
Net assets at December 31, 2021	$30,705,920	$467,376	$13,186,579	$2,085,008	$1,052,435
Investment securities on loan, at value	$19,643	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	18,775,106	347,800	12,540,693	1,956,858	983,275
Affiliated issuers	3,085,509	1,127	1,311,134	144,069	17,234
Cash denominated in currencies other than U.S. dollars, at cost	147	22	1	59	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	265

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund6	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$436,046	$325,641	$2,180,967	$28,877	$6,485
Affiliated issuers	—	—	—	564,150	153,058
Cash	9,041	9,056	55,451	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	3,930	1,845
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	136,409	—	124,289	423	—
Sales of fund’s shares	93	397	1,480	554	107
Dividends and interest	427	1	4,587	1	—1
Variation margin on futures contracts	14	—	420	184	92
Variation margin on centrally cleared swap contracts	—	—	215	—	—
Securities lending income	—	—	—	—	—
Currency translations	—	—	—	—	—
Other	—	—	—	—	—
	582,030	335,095	2,367,409	598,119	161,587
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	247,323	—	197,166	840	101
Repurchases of fund’s shares	117	2,228	3,170	115	1
Investment advisory services	60	92	357	50	13
Insurance administrative fees	28	29	152	376	102
Services provided by related parties	30	72	404	120	32
Trustees’ deferred compensation	3	13	49	4	1
Variation margin on futures contracts	13	—	180	21	2
Variation margin on centrally cleared swap contracts	58	—	630	—	—
Non-U.S. taxes	—	—	—	—	—
Currency translations	—	—	—	—	—
Custody fees	—1	—1	2	—	—
Other	—1	—	—	—	—
	247,632	2,434	202,110	1,526	252
Net assets at December 31, 2021	$334,398	$332,661	$2,165,299	$596,593	$161,335
Net assets consist of:
Capital paid in on shares of beneficial interest	$331,373	$332,673	$2,145,433	$374,736	$154,889
Total distributable earnings (accumulated loss)	3,025	(12)	19,866	221,857	6,446
Net assets at December 31, 2021	$334,398	$332,661	$2,165,299	$596,593	$161,335
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	435,285	325,639	2,162,269	30,287	7,042
Affiliated issuers	—	—	—	426,299	128,560
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

266American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)			(dollars in thousands)
	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund7	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$ 19,925	$ 139,472	$140,914
Affiliated issuers	353,013	2,523,981	2,678,055
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	473	7,873	2,748
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	311	28,156	1,707
Sales of fund’s shares	122	16	186
Dividends and interest	—1	3	4
Variation margin on futures contracts	18	95	98
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Currency translations	—	—	—
Other	—	—	—

	373,862	2,699,596	2,823,712
Liabilities:

Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—
Payables for:
Purchases of investments	112	—	—
Repurchases of fund’s shares	332	29,654	1,983
Investment advisory services	31	224	235
Insurance administrative fees	230	1,661	1,770
Services provided by related parties	76	70	583
Trustees’ deferred compensation	3	16	32
Variation margin on futures contracts	41	399	89
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Currency translations	—	—	—
Custody fees	—	—	—
Other	—	—	—

	825	32,024	4,692

Net assets at December 31, 2021	$373,037	$2,667,572	$2,819,020

Net assets consist of:

Capital paid in on shares of beneficial interest Total distributable earnings (accumulated loss)

Net assets at December 31, 2021

$322,953 $1,989,799 $2,138,433

50,084 677,773 680,587

$373,037 $2,667,572 $2,819,020

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	20,956	158,160	142,814
Affiliated issuers	252,083	1,893,702	2,102,003
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	267

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,270,015	$1,706,646	$19,783,368	$4,746,661	$2,442,787
	Shares outstanding	93,924	49,945	155,063	209,093	76,738
	Net asset value per share	$45.46	$34.17	$127.58	$22.70	$31.83
Class 1A:	Net assets	$17,858	$5,190	$120,731	$11,745	$11,764
	Shares outstanding	395	153	953	520	371
	Net asset value per share	$45.28	$33.93	$126.70	$22.61	$31.70
Class 2:	Net assets	$4,558,481	$2,520,876	$21,985,548	$4,190,587	$1,086,675
	Shares outstanding	101,428	76,539	174,097	185,390	34,525
	Net asset value per share	$44.94	$32.94	$126.28	$22.60	$31.48
Class 3:	Net assets			$301,618	$21,072
	Shares outstanding	Not applicable	Not applicable	2,344	926	Not applicable
	Net asset value per share			$128.68	$22.76
Class 4:	Net assets	$744,226	$344,209	$3,214,481	$459,288	$906,218
	Shares outstanding	16,697	10,442	25,967	20,589	29,006
	Net asset value per share	$44.57	$32.96	$123.79	$22.31	$31.24
		Washington	Capital		International
		Mutual	World Growth	Growth-	Growth	Capital
		Investors	and Income	Income	and Income	Income
		Fund2	Fund3	Fund	Fund	Builder
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$6,765,816	$812,024	$25,507,634	$30,201	$563,175
	Shares outstanding	374,044	44,087	378,721	1,539	46,293
	Net asset value per share	$18.09	$18.42	$67.35	$19.62	$12.17
Class 1A:	Net assets	$168,690	$6,393	$32,207	$5,561	$9,496
	Shares outstanding	9,391	349	481	287	781
	Net asset value per share	$17.96	$18.34	$67.02	$19.39	$12.15
Class 2:	Net assets	$3,426,685	$1,340,086	$15,318,769	$210,888	$12,521
	Shares outstanding	192,152	72,923	230,562	10,882	1,030
	Net asset value per share	$17.83	$18.38	$66.44	$19.38	$12.16
Class 3:	Net assets			$166,175
	Shares outstanding	Not applicable	Not applicable	2,462	Not applicable	Not applicable
	Net asset value per share			$67.48
Class 4:	Net assets	$1,103,946	$225,152	$1,927,700	$131,892	$559,335
	Shares outstanding	62,348	12,483	29,401	6,859	46,076
	Net asset value per share	$17.71	$18.04	$65.57	$19.23	$12.14

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

268American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
		Asset	Global	The Bond	Capital	American
		Allocation	Balanced	Fund	World Bond	High-Income
		Fund	Fund	of America4	Fund	Trust5
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$18,835,999	$120,569	$8,555,042	$988,131	$277,549
	Shares outstanding	647,633	8,185	762,915	83,789	27,242
	Net asset value per share	$29.08	$14.73	$11.21	$11.79	$10.19
Class 1A:	Net assets	$24,142	$3,738	$12,240	$1,541	$1,456
	Shares outstanding	833	254	1,097	131	143
	Net asset value per share	$28.97	$14.70	$11.16	$11.76	$10.16
Class 2:	Net assets	$5,472,510	$207,652	$3,728,530	$1,029,688	$673,228
	Shares outstanding	190,399	14,126	337,262	88,037	67,457
	Net asset value per share	$28.74	$14.70	$11.06	$11.70	$9.98
Class 3:	Net assets	$36,255				$10,352
	Shares outstanding	1,245	Not applicable	Not applicable	Not applicable	1,011
	Net asset value per share	$29.12				$10.24
Class 4:	Net assets	$6,337,014	$135,417	$890,767	$65,648	$89,850
	Shares outstanding	221,878	9,317	80,887	5,674	8,179
	Net asset value per share	$28.56	$14.53	$11.01	$11.57	$10.99
		American		U.S.	Managed	Managed
		Funds		Government	Risk	Risk
		Mortgage	Ultra-Short	Securities	Growth	International
		Fund	Bond Fund	Fund6	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$231,257	$37,003	$522,162
	Shares outstanding	21,751	3,283	44,738	Not applicable	Not applicable
	Net asset value per share	$10.63	$11.27	$11.67
Class 1A:	Net assets	$2,216	$10	$4,762
	Shares outstanding	209	1	409	Not applicable	Not applicable
	Net asset value per share	$10.59	$11.28	$11.63
Class 2:	Net assets	$58,069	$244,948	$1,390,807
	Shares outstanding	5,473	22,408	120,637	Not applicable	Not applicable
	Net asset value per share	$10.61	$10.93	$11.53
Class 3:	Net assets		$4,619	$9,693
	Shares outstanding	Not applicable	417	829	Not applicable	Not applicable
	Net asset value per share		$11.07	$11.70
Class 4:	Net assets	$42,856	$46,081	$237,875
	Shares outstanding	4,085	4,190	20,654	Not applicable	Not applicable
	Net asset value per share	$10.49	$11.00	$11.52
Class P1:	Net assets				$12,560	$1,812
	Shares outstanding	Not applicable	Not applicable	Not applicable	678	172
	Net asset value per share				$18.53	$10.55
Class P2:	Net assets				$584,033	$159,523
	Shares outstanding	Not applicable	Not applicable	Not applicable	31,712	15,224
	Net asset value per share				$18.42	$10.48

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	269

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
		Managed Risk	Managed	Managed
		Washington	Risk	Risk
		Mutual	Growth-	Asset
		Investors	Income	Allocation
		Fund7	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,464	$2,327,641	$7,248
	Shares outstanding	190	148,007	473
	Net asset value per share	$12.95	$15.73	$15.33
Class P2:	Net assets	$370,573	$339,931	$2,811,772
	Shares outstanding	28,765	21,733	188,391
	Net asset value per share	$12.88	$15.64	$14.93

1Amount less than one thousand.

2Formerly Blue Chip Income and Growth Fund.

3Formerly Global Growth and Income Fund.

4Formerly Bond Fund.

5Formerly High-Income Bond Fund.

6Formerly U.S. Government/AAA-Rated Securities Fund.

7Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

270American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$96,498	$34,696	$297,072	$209,153	$56,779
Affiliated issuers	229	149	877	357	180
	96,727	34,845	297,949	209,510	56,959
Interest from unaffiliated issuers	3,255	15	1,929	5,837	6,978
Securities lending income (net of fees)	828	1,076	730	742	305
	100,810	35,936	300,608	216,089	64,242
Fees and expenses1:
Investment advisory services	45,364	36,199	129,405	49,637	30,185
Distribution services	13,010	7,481	61,137	12,154	5,000
Insurance administrative services	1,646	813	7,217	1,145	2,232
Transfer agent services	1	1	6	1	1
Administrative services	2,738	1,583	12,633	3,035	1,336
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	208	133	902	252	102
Registration statement and prospectus	134	136	709	173	65
Trustees’ compensation	37	23	171	44	19
Auditing and legal	73	87	87	82	99
Custodian	1,215	750	674	2,244	1,158
Other	4	66	18	5	53
Total fees and expenses before waivers/reimbursements	64,430	47,272	212,959	68,772	40,250
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	—	15	—	8,018
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	28	—	15	—	8,018
Total fees and expenses after waivers/reimbursements	64,402	47,272	212,944	68,772	32,232
Net investment income (loss)	36,408	(11,335)	87,664	147,317	32,010
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	848,663	1,100,321	5,060,779	1,275,846	318,182
Affiliated issuers	(19)	(315)	20	(41)	(17)
Futures contracts	—	—	—	—	95
Forward currency contracts	—	—	—	(86)	228
Swap contracts	—	—	—	—	—
Currency transactions	(1,709)	(1,170)	379	(2,236)	(470)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	846,935	1,098,836	5,061,178	1,273,483	318,018
Net unrealized appreciation (depreciation)1 on:
Investments in:
Unaffiliated issuers	486,026	(703,894)	3,147,373	(1,501,578)	(136,353)
Affiliated issuers	28	(6,978)	90	42	8
Futures contracts	—	—	—	—	(26)
Forward currency contracts	—	—	—	86	34
Swap contracts	—	—	—	—	—
Currency translations	(102)	215	(118)	266	209
	485,952	(710,657)	3,147,345	(1,501,184)	(136,128)
Net realized gain (loss) and unrealized appreciation
(depreciation)	1,332,887	388,179	8,208,523	(227,701)	181,890
Net increase (decrease) in net assets resulting from operations	$1,369,295	$376,844	$8,296,187	$(80,384)	$213,900

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	271

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund2	Fund3	Fund	Fund	Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 218,139	$56,211	$638,220	$43,310	$ 34,545
Affiliated issuers	158	50	857	48	422
	218,297	56,261	639,077	43,358	34,967
Interest from unaffiliated issuers	113	2,780	3,410	944	3,356
Securities lending income (net of fees)	111	580	731	243	57
	218,521	59,621	643,218	44,545	38,380
Fees and expenses1:
Investment advisory services	39,958	13,427	102,401	8,064	5,244
Distribution services	10,579	3,883	41,617	851	1,315
Insurance administrative services	2,610	507	4,251	315	1,308
Transfer agent services	2	—4	6	—4	—4
Administrative services	3,114	691	12,323	397	332
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	177	31	893	23	20
Registration statement and prospectus	112	33	597	24	59
Trustees’ compensation	42	10	169	6	5
Auditing and legal	47	62	84	68	61
Custodian	170	332	735	334	110
Other	4	1	17	1	4
Total fees and expenses before waivers/reimbursements	56,815	18,977	163,093	10,083	8,458
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	11,310	3,624	—	48	2,808
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	11,310	3,624	—	48	2,808
Total fees and expenses after waivers/reimbursements	45,505	15,353	163,093	10,035	5,650
Net investment income (loss)	173,016	44,268	480,125	34,510	32,730
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	2,286,037	410,526	3,514,635	358,108	44,857
Affiliated issuers	5	5	(41)	82	(8)
Futures contracts	—	—	—	—	(702)
Forward currency contracts	—	—	—	—	(20)
Swap contracts	—	—	—	—	665
Currency transactions	(9)	(474)	(1,966)	(345)	(64)
Capital gain distributions received from affiliated issuers	—	—	—	—	270
	2,286,033	410,057	3,512,628	357,845	44,998
Net unrealized appreciation (depreciation)1 on:
Investments in:
Unaffiliated issuers	81,421	(139,921)	4,889,187	(342,695)	80,801
Affiliated issuers	8	(7)	(8)	(2)	(480)
Futures contracts	—	—	—	—	282
Forward currency contracts	—	—	—	—	24
Swap contracts	—	—	—	—	716
Currency translations	2	(52)	(521)	(118)	(41)
	81,431	(139,980)	4,888,658	(342,815)	81,302
Net realized gain (loss) and unrealized appreciation
(depreciation)	2,367,464	270,077	8,401,286	15,030	126,300
Net increase (decrease) in net assets resulting from operations	$2,540,480	$314,345	$8,881,411	$49,540	$159,030

See end of statements of operations for footnotes.

See notes to financial statements.

272American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)				(dollars in thousands)
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund	of America5	Fund	Trust6
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$416,196	$ 6,575	$—	$26	$ 1,243
Affiliated issuers	26,318	20	1,432	128	20
	442,514	6,595	1,432	154	1,263
Interest from unaffiliated issuers	188,565	2,435	260,679	56,348	51,919
Securities lending income (net of fees)	1,121	3	—	—	—
	632,200	9,033	262,111	56,502	53,182
Fees and expenses1:
Investment advisory services	82,192	3,005	44,685	11,735	4,750
Distribution services	28,066	830	11,552	2,787	1,935
Insurance administrative services	14,480	315	2,054	157	221
Transfer agent services	4	—4	2	—4	—4
Administrative services	9,446	137	3,751	662	295
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	587	6	221	51	21
Registration statement and prospectus	359	12	188	39	17
Trustees’ compensation	130	2	50	10	4
Auditing and legal	67	52	53	48	46
Custodian	772	91	112	624	18
Other	20	1	5	10	12
Total fees and expenses before waivers/reimbursements	136,123	4,451	62,673	16,123	7,319
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	16,515	2,207	1,313
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	16,515	2,207	1,313
Total fees and expenses after waivers/reimbursements	136,123	4,451	46,158	13,916	6,006
Net investment income (loss)	496,078	4,583	215,953	42,586	47,176
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	2,861,608	24,495	110,756	41,471	8,994
Affiliated issuers	107,152	2	(158)	(10)	3
Futures contracts	(990)	166	29,652	(1,188)	818
Forward currency contracts	—	(627)	8,119	(23,989)	—
Swap contracts	(264)	69	(19,136)	(257)	(2,330)
Currency transactions	584	17	(1)	(15)	—
Capital gain distributions received from affiliated issuers	14,433	—	—	—	—
	2,982,523	24,122	129,232	16,012	7,485
Net unrealized appreciation (depreciation)1 on:
Investments in:
Unaffiliated issuers	1,086,498	18,029	(362,751)	(164,796)	20,853
Affiliated issuers	(81,454)	(2)	104	11	(1)
Futures contracts	(13,464)	78	(6,784)	(329)	(192)
Forward currency contracts	—	(187)	2,252	126	—
Swap contracts	(844)	(260)	14,150	(3,207)	728
Currency translations	(279)	(56)	(122)	(597)	(2)
	990,457	17,602	(353,151)	(168,792)	21,386
Net realized gain (loss) and unrealized appreciation
(depreciation)	3,972,980	41,724	(223,919)	(152,780)	28,871
Net increase (decrease) in net assets resulting from operations	$4,469,058	$46,307	$(7,966)	$(110,194)	$76,047

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	273

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund7	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—	$8	$2
Affiliated issuers	—	—	—	3,224	4,029
	—	—	—	3,232	4,031
Interest from unaffiliated issuers	2,869	299	37,310	—	—
Securities lending income (net of fees)	—	—	—	—	—
	2,869	299	37,310	3,232	4,031
Fees and expenses1:
Investment advisory services	1,392	1,128	7,451	886	250
Distribution services	248	781	4,208	1,448	413
Insurance administrative services	106	108	624	1,476	417
Transfer agent services	—4	—4	—4	—4	—4
Administrative services	99	106	629	—	—
Accounting and administrative services	—	—	—	74	63
Reports to shareholders	5	7	39	7	4
Registration statement and prospectus	66	8	31	8	4
Trustees’ compensation	2	2	9	2	1
Auditing and legal	43	41	44	15	15
Custodian	17	1	28	6	6
Other	—4	—4	1	1	1
Total fees and expenses before waivers/reimbursements	1,978	2,182	13,064	3,923	1,174
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	664	—	2,236	299	84
Miscellaneous fee reimbursements	—	—	—	—	43
Total waivers/reimbursements of fees and expenses	664	—	2,236	299	127
Total fees and expenses after waivers/reimbursements	1,314	2,182	10,828	3,624	1,047
Net investment income (loss)	1,555	(1,883)	26,482	(392)	2,984
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)1 on:
Investments in:		—4	(29,283)	(2,843)	(634)
Unaffiliated issuers	(970)
Affiliated issuers	—	—	—	48,163	3,168
Futures contracts	638	—	(2,118)	(18,120)	(2,576)
Forward currency contracts	—	—	—	—	—
Swap contracts	242	—	26,182	—	—
Currency transactions	—	—	—	7	2
Capital gain distributions received from affiliated issuers	—	—	—	66,105	694
	(90)	—4	(5,219)	93,312	654
Net unrealized appreciation (depreciation)1 on:
Investments in:
Unaffiliated issuers	(3,940)	(4)	(26,082)	(1,410)	(557)
Affiliated issuers	—	—	—	(18,673)	(9,326)
Futures contracts	(29)	—	649	(1,408)	(404)
Forward currency contracts	—	—	—	—	—
Swap contracts	1,161	—	(11,387)	—	—
Currency translations	—	—	—	—	—
	(2,808)	(4)	(36,820)	(21,491)	(10,287)
Net realized gain (loss) and unrealized appreciation
(depreciation)	(2,898)	(4)	(42,039)	71,821	(9,633)
Net increase (decrease) in net assets resulting from operations	$(1,343)	$(1,887)	$(15,557)	$71,429	$(6,649)

See end of statements of operations for footnotes.

See notes to financial statements.

274American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)			(dollars in thousands)
	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund8	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$4	$33	$38
Affiliated issuers	5,588	33,993	46,260
	5,592	34,026	46,298
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—
	5,592	34,026	46,298
Fees and expenses1:
Investment advisory services	547	3,883	4,241
Distribution services	907	829	7,054
Insurance administrative services	911	6,471	7,069
Transfer agent services	—4	—4	—4
Administrative services	—	—	—
Accounting and administrative services	68	124	132
Reports to shareholders	5	23	40
Registration statement and prospectus	7	35	36
Trustees’ compensation	2	10	12
Auditing and legal	15	17	18
Custodian	6	7	7
Other	1	2	2
Total fees and expenses before waivers/reimbursements	2,469	11,401	18,611
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	185	1,313	1,434
Miscellaneous fee reimbursements	12	—	—
Total waivers/reimbursements of fees and expenses	197	1,313	1,434
Total fees and expenses after waivers/reimbursements	2,272	10,088	17,177
Net investment income (loss)	3,320	23,938	29,121
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	(1,894)	(82,892)	(3,106)
Affiliated issuers	25,866	97,734	78,189
Futures contracts	(11,309)	(802)	(29,566)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	2	25	9
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212
	15,848	49,377	133,738
Net unrealized appreciation (depreciation)1 on:
Investments in:
Unaffiliated issuers	(1,031)	13,665	(1,900)
Affiliated issuers	39,583	282,195	172,147
Futures contracts	(141)	(3,666)	(599)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	38,411	292,194	169,648
Net realized gain (loss) and unrealized appreciation
(depreciation)	54,259	341,571	303,386
Net increase (decrease) in net assets resulting from operations	$57,579	$365,509	$332,507

1Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2Formerly Blue Chip Income and Growth Fund.

3Formerly Global Growth and Income Fund.

4Amount less than one thousand.

5Formerly Bond Fund.

6Formerly High-Income Bond Fund.

7Formerly U.S. Government/AAA-Rated Securities Fund.

8Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	275
Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:

Net investment income (loss)	$36,408	$29,220	$(11,335)	$(9,129)	$87,664	$91,314
Net realized gain (loss)	846,935	459,151	1,098,836	113,700	5,061,178	5,289,028
Net unrealized appreciation (depreciation)	485,952	1,447,946	(710,657)	1,179,633	3,147,345	8,444,178
Net increase (decrease) in net assets resulting from
operations	1,369,295	1,936,317	376,844	1,284,204	8,296,187	13,824,520
Distributions paid to shareholders	(486,343)	(224,589)	(123,155)	(284,490)	(5,437,958)	(865,145)
Net capital share transactions	466,658	(271,205)	(989,509)	(307,246)	3,623,473	(2,504,990)
Total increase (decrease) in net assets	1,349,610	1,440,523	(735,820)	692,468	6,481,702	10,454,385
Net assets:
Beginning of year	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659
End of year	$9,590,580	$8,240,970	$4,576,921	$5,312,741	$45,405,746	$38,924,044

					Washington Mutual
	International Fund		New World Fund		Investors Fund1
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:

Net investment income (loss)	$147,317	$53,872	$32,010	$15,078	$173,016	$162,025
Net realized gain (loss)	1,273,483	40,022	318,018	132,645	2,286,033	(75,133)
Net unrealized appreciation (depreciation)	(1,501,184)	1,257,012	(136,128)	658,628	81,431	717,522
Net increase (decrease) in net assets resulting from
operations	(80,384)	1,350,906	213,900	806,351	2,540,480	804,414
Distributions paid to shareholders	(249,096)	(71,715)	(185,700)	(43,949)	(166,149)	(265,213)
Net capital share transactions	(832,025)	(763,764)	176,091	(279,660)	(488,260)	(242,496)
Total increase (decrease) in net assets	(1,161,505)	515,427	204,291	482,742	1,886,071	296,705
Net assets:
Beginning of year	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361
End of year	$ 9,429,353	$10,590,858	$4,447,444	$4,243,153	$11,465,137	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

276American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	Capital
	World Growth				International Growth
	and Income Fund2		Growth-Income Fund		and Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:

Net investment income (loss)	$44,268	$25,233	$480,125	$485,987	$34,510	$21,504
Net realized gain (loss)	410,057	49,687	3,512,628	359,138	357,845	(43,217)
Net unrealized appreciation (depreciation)	(139,980)	113,216	4,888,658	3,849,348	(342,815)	123,625
Net increase (decrease) in net assets resulting from
operations	314,345	188,136	8,881,411	4,694,473	49,540	101,912
Distributions paid to shareholders	(90,172)	(77,584)	(915,114)	(1,429,478)	(14,532)	(21,467)
Net capital share transactions	(14,968)	(74,585)	(3,505,347)	(799,726)	(1,112,349)	(124,648)
Total increase (decrease) in net assets	209,205	35,967	4,460,950	2,465,269	(1,077,341)	(44,203)
Net assets:
Beginning of year	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086
End of year	$2,383,655	$2,174,450	$42,952,485	$38,491,535	$378,542	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:

Net investment income (loss)	$32,730	$27,894	$496,078	$449,205	$4,583	$4,425
Net realized gain (loss)	44,998	(42,055)	2,982,523	808,394	24,122	18,255
Net unrealized appreciation (depreciation)	81,302	60,666	990,457	2,005,628	17,602	18,683
Net increase (decrease) in net assets resulting from
operations	159,030	46,505	4,469,058	3,263,227	46,307	41,363
Distributions paid to shareholders	(29,764)	(28,997)	(1,541,316)	(606,436)	(29,247)	(21,373)
Net capital share transactions	(81,691)	80,728	(1,879,473)	(418,795)	(4,816)	(1,808)
Total increase (decrease) in net assets	47,575	98,236	1,048,269	2,237,996	12,244	18,182
Net assets:
Beginning of year	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950
End of year	$1,144,527	$1,096,952	$30,705,920	$29,657,651	$467,376	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series	277

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	The Bond Fund				American
	of America3		Capital World Bond Fund		High-Income Trust4
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:

Net investment income (loss)	$215,953	$202,752	$42,586	$41,768	$47,176	$56,258
Net realized gain (loss)	129,232	480,282	16,012	45,840	7,485	(51,887)
Net unrealized appreciation (depreciation)	(353,151)	299,487	(168,792)	116,992	21,386	19,323
Net increase (decrease) in net assets resulting from
operations	(7,966)	982,521	(110,194)	204,600	76,047	23,694
Distributions paid to shareholders	(687,442)	(339,511)	(91,748)	(64,860)	(43,416)	(69,840)
Net capital share transactions	2,474,568	213,249	(51,795)	70,361	152,225	(352,568)
Total increase (decrease) in net assets	1,779,160	856,259	(253,737)	210,101	184,856	(398,714)
Net assets:
Beginning of year	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293
End of year	$13,186,579	$11,407,419	$2,085,008	$2,338,745	$1,052,435	$867,579

	American Funds				U.S. Government
	Mortgage Fund		Ultra-Short Bond Fund		Securities Fund6
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:

Net investment income (loss)	$1,555	$2,446	$(1,883)	$(171)	$26,482	$20,216
Net realized gain (loss)	(90)	12,009	—5	—	(5,219)	187,696
Net unrealized appreciation (depreciation)	(2,808)	5,064	(4)	(1)	(36,820)	61,889
Net increase (decrease) in net assets resulting from
operations	(1,343)	19,519	(1,887)	(172)	(15,557)	269,801
Distributions paid to shareholders	(13,157)	(4,820)	—	(737)	(209,728)	(77,781)
Net capital share transactions	29,279	10,410	(41,201)	92,028	236,927	(934,697)
Total increase (decrease) in net assets	14,779	25,109	(43,088)	91,119	11,642	(742,677)
Net assets:
Beginning of year	319,619	294,510	375,749	284,630	2,153,657	2,896,334
End of year	$334,398	$319,619	$332,661	$375,749	$2,165,299	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

278American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
					Managed Risk
	Managed Risk		Managed Risk		Washington Mutual
	Growth Fund		International Fund		Investors Fund7
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:

Net investment income (loss)	$(392)	$962	$2,984	$662	$3,320	$4,092
Net realized gain (loss)	93,312	27,752	654	(13,879)	15,848	(64,328)
Net unrealized appreciation (depreciation)	(21,491)	110,658	(10,287)	19,066	38,411	56,976
Net increase (decrease) in net assets resulting from
operations	71,429	139,372	(6,649)	5,849	57,579	(3,260)
Distributions paid to shareholders	(27,384)	(25,274)	(931)	(3,247)	(6,019)	(16,900)
Net capital share transactions	(11,898)	10,698	(654)	1,198	(34,883)	11,085
Total increase (decrease) in net assets	32,147	124,796	(8,234)	3,800	16,677	(9,075)
Net assets:
Beginning of year	564,446	439,650	169,569	165,769	356,360	365,435
End of year	$596,593	$564,446	$161,335	$169,569	$373,037	$356,360

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020
Operations:

Net investment income (loss)	$23,938	$27,259	$29,121	$30,915
Net realized gain (loss)	49,377	38,669	133,738	(41,687)
Net unrealized appreciation (depreciation)	292,194	145,694	169,648	161,153
Net increase (decrease) in net assets resulting from
operations	365,509	211,622	332,507	150,381
Distributions paid to shareholders	(68,168)	(160,767)	(38,227)	(146,678)
Net capital share transactions	(64,385)	114,037	(254,031)	(57,436)
Total increase (decrease) in net assets	232,956	164,892	40,249	(53,733)
Net assets:
Beginning of year	2,434,616	2,269,724	2,778,771	2,832,504
End of year	$2,667,572	$2,434,616	$2,819,020	$2,778,771

1 Formerly Blue Chip Income and Growth Fund.

2 Formerly Global Growth and Income Fund.

3 Formerly Bond Fund.

4 Formerly High-Income Bond Fund.

5 Amount less than one thousand.

6 Formerly U.S. Government/AAA-Rated Securities Fund.

7 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	279

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds ("the funds"), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

280American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund)— The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	281

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

282American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2021 (dollars in thousands):

American Funds Insurance Series	283

Global Growth Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,060,561	$53,874	$1,493	$1,115,928
Consumer discretionary	724,029	—	—	724,029
Industrials	715,007	—	—	715,007
Health care	617,996	—	—	617,996
Financials	385,682	58,213	—	443,895
Consumer staples	119,178	—	—	119,178
Materials	102,192	—	—	102,192
Communication services	75,947	—	—	75,947
Real estate	65,682	—	—	65,682
Utilities	54,159	—	—	54,159
Energy	19,146	—	14,064	33,210
Preferred securities	11,043	—	29,406	40,449
Rights & warrants	—	18,841	—	18,841
Short-term securities	271,861	254,980	—	526,841

Total	$4,222,483	$385,908	$44,963	$4,653,354

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$10,813,380	$—	$6,798	$10,820,178
Consumer discretionary	9,054,755	—	—	9,054,755
Communication services	8,927,566	—	—	8,927,566
Health care	5,015,771	—	44,928	5,060,699
Industrials	3,266,333	—	—	3,266,333
Financials	3,027,578	—	—	3,027,578
Consumer staples	1,217,065	—	—	1,217,065
Materials	989,725	—	—	989,725
Energy	932,095	—	—	932,095
Utilities	342,585	—	—	342,585
Real estate	80,335	—	—	80,335
Preferred securities	31,804	—	43,313	75,117
Convertible bonds & notes	—	—	32,231	32,231
Short-term securities	1,653,472	—	—	1,653,472

Total	$45,352,464	$—	$127,270	$45,479,734

284American Funds Insurance Series

International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,611,083	$—	$—	$1,611,083
Industrials	1,181,120	—	—	1,181,120
Information technology	1,167,092	—	8,212	1,175,304
Health care	991,663	—	—	991,663
Consumer discretionary	964,114	18,207	—	982,321
Energy	715,272	—	—	715,272
Materials	634,285	—	—	634,285
Communication services	495,628	—	—	495,628
Consumer staples	335,577	—	—	335,577
Utilities	226,773	—	—	226,773
Real estate	43,473	—	—	43,473
Preferred securities	44,145	—	751	44,896
Rights & warrants	—	20,005	—	20,005
Short-term securities	1,050,006	—	—	1,050,006

Total	$9,460,231	$38,212	$8,963	$9,507,406

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 896,592	$—	$ 656	$ 897,248
Health care	549,516	—	—	549,516
Consumer discretionary	540,989	5,905	—	546,894
Financials	531,824	8,109	—	539,933
Communication services	361,561	—	—	361,561
Industrials	346,875	—	—	346,875
Materials	339,873	—	—	339,873
Consumer staples	237,236	—	—	237,236
Energy	142,678	—	—	142,678
Utilities	68,710	—	—	68,710
Real estate	62,178	—	—	62,178
Preferred securities	29,309	—	11,948	41,257
Rights & warrants	116	832	—	948
Bonds, notes & other debt instruments	—	114,239	—	114,239
Short-term securities	225,836	—	—	225,836

Total	$4,333,293	$129,085	$12,604	$4,474,982

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 139	$—	$—	$ 139
Liabilities:
Unrealized depreciation on futures contracts	(175)	—	—	(175)
Unrealized depreciation on open forward currency contracts	—	(20)	—	(20)

Total	$ (36)	$(20)	$—	$ (56)

*Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series	285

Capital World Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$479,308	$—	$—	$479,308
Financials	349,790	—	—	349,790
Health care	286,795	—	—	286,795
Consumer discretionary	262,978	1,044	—	264,022
Industrials	214,884	—	—	214,884
Communication services	196,875	—	—	196,875
Consumer staples	168,697	—	—	168,697
Materials	117,290	—	—	117,290
Energy	79,671	—	—	79,671
Utilities	67,102	—	—	67,102
Real estate	48,568	—	—	48,568
Preferred securities	17,782	—	—	17,782
Convertible stocks	3,250	941	—	4,191
Convertible bonds & notes	—	3,844	—	3,844
Bonds, notes & other debt instruments	—	5,618	—	5,618
Short-term securities	13,613	60,796	—	74,409

Total	$2,306,603	$72,243	$—	$2,378,846

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$10,284,052	$—	$—	$10,284,052
Communication services	6,345,494	—	—	6,345,494
Health care	4,971,737	—	—	4,971,737
Consumer discretionary	4,445,395	18,805	—	4,464,200
Industrials	4,418,646	—	—	4,418,646
Financials	4,021,335	—	—	4,021,335
Materials	1,903,881	—	—	1,903,881
Consumer staples	1,370,917	—	—	1,370,917
Energy	1,349,607	—	—	1,349,607
Utilities	1,058,152	—	—	1,058,152
Real estate	988,294	—	—	988,294
Convertible stocks	577,437	—	—	577,437
Bonds, notes & other debt instruments	—	6,910	—	6,910
Short-term securities	1,304,218	—	—	1,304,218

Total	$43,039,165	$25,715	$—	$43,064,880

International Growth and Income Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

286American Funds Insurance Series

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$184,960	$—	$—	$ 184,960
Information technology	123,815	—	—	123,815
Consumer staples	107,093	—	—	107,093
Health care	89,480	—	—	89,480
Real estate	85,366	—	—	85,366
Utilities	74,549	—	—	74,549
Energy	55,574	—	—	55,574
Industrials	52,004	—	—	52,004
Materials	43,636	—	—	43,636
Communication services	43,081	—	—	43,081
Consumer discretionary	34,767	—	—	34,767
Preferred securities	1,944	—	—	1,944
Rights & warrants	8	—	—	8
Convertible stocks	13,585	—	—	13,585
Investment funds	30,304	—	—	30,304
Convertible bonds & notes	—	501	—	501
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	106,443	—	106,443
Mortgage-backed obligations	—	35,805	—	35,805
Corporate bonds, notes & loans	—	22,051	—	22,051
Asset-backed obligations	—	6,380	—	6,380
Bonds & notes of governments & government agencies
outside the U.S.	—	863	—	863
Municipals	—	275	—	275
Short-term securities	47,057	—	—	47,057

Total	$987,223	$172,318	$—	$1,159,541

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$324	$—	$—	$ 324
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	1,451	—	1,451
Liabilities:
Unrealized depreciation on futures contracts	(92)	—	—	(92)
Unrealized depreciation on credit default swaps	—	(14)	—	(14)

Total	$232	$1,439	$—	$1,671

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	287

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 5,274,022	$—	$—	$ 5,274,022
Financials	3,603,788	—	1,375	3,605,163
Health care	2,788,763	—	19,887	2,808,650
Consumer discretionary	2,632,781	—	—	2,632,781
Communication services	2,075,431	—	—	2,075,431
Consumer staples	1,766,139	—	—	1,766,139
Industrials	1,332,133	—	12,007	1,344,140
Materials	1,063,067	—	—	1,063,067
Real estate	689,076	—	—	689,076
Energy	548,971	1,388	—	550,359
Utilities	260,904	—	—	260,904
Preferred securities	—	—	317	317
Rights & warrants	48	—	—*	48
Convertible stocks	—	—	50,000	50,000
Investment funds	1,617,261	—	—	1,617,261
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,467,556	—	2,467,556
Corporate bonds, notes & loans	—	1,979,208	9,723	1,988,931
Mortgage-backed obligations	—	1,433,795	—	1,433,795
Asset-backed obligations	—	396,057	—	396,057
Municipals	—	36,665	—	36,665
Federal agency bonds & notes	—	35,972	—	35,972
Bonds & notes of governments & government agencies
outside the U.S.	—	34,901	—	34,901
Short-term securities	1,435,438	—	—	1,435,438

Total	$25,087,822	$6,385,542	$93,309	$31,566,673

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 970	$—	$—	$ 970
Liabilities:
Unrealized depreciation on futures contracts	(15,206)	—	—	(15,206)
Unrealized depreciation on credit default swaps	—	(48)	—	(48)

Total	$(14,236)	$(48)	$—	$(14,284)

*Amount less than one thousand.

†Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

288American Funds Insurance Series

Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 70,606	$—	$—	$ 70,606
Health care	46,185	—	—	46,185
Consumer discretionary	37,860	—	—	37,860
Financials	33,972	—	—	33,972
Consumer staples	32,932	—	—	32,932
Industrials	24,166	—	—	24,166
Materials	12,528	—	—	12,528
Communication services	10,646	—	—	10,646
Energy	10,300	—	—	10,300
Real estate	10,269	—	—	10,269
Utilities	4,931	—	—	4,931
Preferred securities	1,446	—	—	1,446
Convertible stocks	1,373	—	—	1,373
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	59,692	—	59,692
U.S. Treasury bonds & notes	—	50,826	—	50,826
Corporate bonds, notes & loans	—	20,534	—	20,534
Mortgage-backed obligations	—	4,344	—	4,344
Municipals	—	183	—	183
Asset-backed obligations	—	76	—	76
Short-term securities	1,127	33,664	—	34,791

Total	$298,341	$169,319	$—	$467,660

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$129	$—	$—	$ 129
Unrealized appreciation on open forward currency contracts	—	57	—	57
Unrealized appreciation on centrally cleared interest rate swaps	—	61	—	61
Liabilities:
Unrealized depreciation on futures contracts	(48)	—	—	(48)
Unrealized depreciation on open forward currency contracts	—	(246)	—	(246)
Unrealized depreciation on centrally cleared interest rate swaps	—	(298)	—	(298)
Unrealized depreciation on credit default swaps	—	(2)	—	(2)

Total	$ 81	$(428)	$—	$(347)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,814,588	$—	$5,814,588
Corporate bonds, notes & loans	—	4,332,302	—	4,332,302
Mortgage-backed obligations	—	1,738,723	—	1,738,723
Asset-backed obligations	—	549,393	—	549,393
Municipals	—	214,640	—	214,640
Bonds & notes of governments & government agencies
outside the U.S.	—	144,725	—	144,725
Federal agency bonds & notes	—	12,363	—	12,363
Short-term securities	1,311,257	—	—	1,311,257

Total	$1,311,257	$12,806,734	$—	$14,117,991

American Funds Insurance Series	289
		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$13,747	$—	$—	$ 13,747
Unrealized appreciation on open forward currency contracts	—	256	—	256
Unrealized appreciation on centrally cleared interest rate swaps	—	317	—	317
Unrealized appreciation on credit default swaps	—	74	—	74
Liabilities:
Unrealized depreciation on futures contracts	(13,724)	—	—	(13,724)
Unrealized depreciation on open forward currency contracts	—	(611)	—	(611)
Unrealized depreciation on centrally cleared interest rate swaps	—	(11,302)	—	(11,302)

Total	$23	$(11,266)	$—	$(11,243)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$337,509	$—	$337,509
Chinese yuan renminbi	—	182,032	—	182,032
Japanese yen	—	178,537	—	178,537
British pounds	—	80,171	—	80,171
Danish kroner	—	63,501	—	63,501
Canadian dollars	—	51,818	—	51,818
Mexican pesos	—	38,174	—	38,174
Russian rubles	—	35,006	—	35,006
Malaysian ringgits	—	31,731	—	31,731
Australian dollars	—	21,812	—	21,812
Indonesian rupiah	—	15,357	—	15,357
Colombian pesos	—	14,717	—	14,717
Brazilian reais	—	9,535	—	9,535
South Korean won	—	8,710	—	8,710
Czech korunas	—	8,035	—	8,035
Polish zloty	—	6,326	—	6,326
Peruvian nuevos soles	—	5,458	—	5,458
Norwegian kroner	—	5,200	—	5,200
Indian rupees	—	5,066	—	5,066
Ukrainian hryvnia	—	5,031	—	5,031
Chilean pesos	—	3,775	—	3,775
South African rand	—	2,070	—	2,070
Romanian leu	—	1,156	—	1,156
U.S. dollars	—	826,311	551	826,862
Preferred securities	—	—	34	34
Common stocks	426	204	1,322	1,952
Rights & warrants	6	—	—*	6
Short-term securities	144,080	24,114	—	168,194

Total	$144,512	$1,961,356	$1,907	$2,107,775

See end of tables for footnotes.

290American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$1,817	$—	$—	$ 1,817
Unrealized appreciation on open forward currency contracts	—	4,439	—	4,439
Unrealized appreciation on centrally cleared interest rate swaps	—	1,021	—	1,021
Unrealized appreciation on credit default swaps	—	10	—	10
Liabilities:
Unrealized depreciation on futures contracts	(1,993)	—	—	(1,993)
Unrealized depreciation on open forward currency contracts	—	(3,957)	—	(3,957)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4,877)	—	(4,877)
Unrealized depreciation on credit default swaps	—	(92)	—	(92)

Total	$(176)	$(3,456)	$—	$(3,632)

*Amount less than one thousand.

†Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$949,480	$ 8,399	$ 957,879
Asset-backed obligations	—	292	—	292
Convertible bonds & notes	—	602	76	678
Convertible stocks	387	430	—	817
Common stocks	19,400	5,476	31,217	56,093
Preferred securities	—	2,264	719	2,983
Rights & warrants	850	801	—	1,651
Short-term securities	17,238	—	—	17,238

Total	$37,875	$959,345	$40,411	$1,037,631

		Other investments1
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on credit default swaps	$—	$10	$—	$ 10
Liabilities:
Unrealized depreciation on futures contracts	(211)	—	—	(211)
Unrealized depreciation on credit default swaps	—	(4)	—	(4)

Total	$(211)	$ 6	$—	$(205)

1Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2021 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2021	Level 32	Purchases	Sales	loss3	appreciation3	Level 32	12/31/2021
Investment securities	$28,783	$1,848	$11,864	$(9,677)	$(6,949)	$15,170	$(628)	$40,411
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2021								$(261)

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

3Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	291

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	12/31/2021	techniques	inputs	(if applicable)	average*	input†
			Expected proceeds	N/A	N/A	N/A

Bonds, notes & other		Estimated recovery	Vendor price	N/A	N/A	N/A
	$ 8,399	value	Par value	N/A	N/A	N/A
debt instruments

			Call price	N/A	N/A	N/A

		Yield analysis	YTM risk premium	104 - 200 bps	169 bps	Decrease

Convertible bonds &	76	Transaction price	N/A	N/A	N/A	N/A
notes

			Exchange terms	N/A	N/A	N/A

			Risk discount	90%	90%	Decrease

		Estimated recovery	Par value	N/A	N/A	N/A
		value
			Adjustment based on market	20%	20%	Decrease

			decline

			Expected proceeds	N/A	N/A	N/A

Common stocks	31,217		EV/EBITDA multiple	4.1x	4.1x	Increase

			Discount to EV/EBITDA multiple	50%	50%	Decrease

		Market comparable	EV/EBITDA less CapEx multiple	12.5x	12.5x	Increase

			Discount to EV/EBITDA less
		companies		18%	18%	Decrease
			CapEx multiple

			Discount for uncertainty	5%	5%	Decrease

			DLOM	20% - 21%	20.25%	Decrease

		Market comparable	EV/EBITDA multiple	4.9x	4.9x	Increase

Preferred securities	719		Discount to EV/EBITDA multiple	29%	29%	Decrease
		companies

			DLOM	30%	30%	Decrease

Total	$40,411

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

292American Funds Insurance Series

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$177,959	$—	$177,959
U.S. Treasury bonds & notes	—	68,384	—	68,384
Asset-backed obligations	—	12,449	—	12,449
Bonds & notes of governments & government agencies outside
the U.S.	—	746	—	746
Federal agency bonds & notes	—	283	—	283
Corporate bonds, notes & loans	—	249	—	249
Short-term securities	—	175,976	—	175,976

Total	$—	$436,046	$—	$436,046

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 113	$—	$—	$ 113
Unrealized appreciation on centrally cleared interest rate swaps	—	2,375	—	2,375
Liabilities:
Unrealized depreciation on futures contracts	(109)	—	—	(109)

Total	$ 4	$2,375	$—	$2,379

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,087,940	$—	$1,087,940
Federal agency bonds & notes	—	275,982	—	275,982
Mortgage-backed obligations	—	241,199	—	241,199
Short-term securities	—	575,846	—	575,846

Total	$—	$2,180,967	$—	$2,180,967

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 4,310	$—	$—	$ 4,310
Unrealized appreciation on centrally cleared interest rate swaps	—	23,753	—	23,753
Liabilities:
Unrealized depreciation on futures contracts	(3,701)	—	—	(3,701)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,660)	—	(7,660)

Total	$ 609	$16,093	$—	$16,702

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	293

Managed Risk Washington Mutual Investors Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

294American Funds Insurance Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	295

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

296American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Insurance Series	297

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

298American Funds Insurance Series

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
				Value of

	Value of			investment
	securities		U.S. government	securities
Funds	on loan	Cash	securities	purchased

Global Growth Fund	$ 4,822	$ 4,283	$ 1,028	$ 3,855
Global Small Capitalization Fund	85,086	76,415	13,589	68,774
Growth Fund	47,077	48,094	—	43,285
International Fund	77,301	80,676	—	72,608
New World Fund	13,375	10,080	3,844	9,072
Washington Mutual Investors Fund	89,518	21,965	69,824	19,769
Capital World Growth and Income Fund	2,444	693	1,903	624
Growth-Income Fund	91,976	92,730	1,091	83,457
International Growth and Income Fund	53	—	83	—
Capital Income Builder	6,084	4,628	1,639	4,165
Asset Allocation Fund	19,643	20,115	—	18,104

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

American Funds Insurance Series	299

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage- backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,349,000, $28,000 and $263,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $2,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

300American Funds Insurance Series

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap Contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

American Funds Insurance Series	301

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options		Forward	Interest	Credit
	contracts	Futures	currency	rate	default
	purchased	contracts	contracts	swaps	swaps

New World Fund	Not applicable	$ 16,516	$ 3,352	Not applicable	Not applicable
Capital Income Builder	Not applicable	49,368	121	$ 33,408	$ 3,143
Asset Allocation Fund	Not applicable	2,337,536	Not applicable	53,834*	164,515
Global Balanced Fund	Not applicable	41,862	25,526	18,289	2,659
The Bond Fund of America	Not applicable	4,598,971	190,802	442,745	90,199
Capital World Bond Fund	Not applicable	742,006	570,630	245,088	61,989
American High-Income Trust	Not applicable	71,113	Not applicable	Not applicable	34,157
American Funds Mortgage Fund	Not applicable	33,443	Not applicable	50,217	Not applicable
U.S. Government Securities Fund	Not applicable	2,025,976	Not applicable	1,348,044	Not applicable
Managed Risk Growth Fund	590,826	54,345	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	140,070	43,618	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	410,827	25,404	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	5,489,892	143,240	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	706,058	152,266	Not applicable	Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

302American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2021 (dollars in thousands):

International Fund

		Net realized loss		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized loss on forward	$(86)	Net unrealized appreciation on	$86
		currency contracts		forward currency contracts

New World Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$139	Unrealized depreciation1	$175
Forward currency	Currency	Unrealized appreciation on open	—	Unrealized depreciation on open	20
		forward currency contracts		forward currency contracts

			$139		$195

		Net realized gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 95	Net unrealized depreciation on	$(26)
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	228	Net unrealized appreciation on	34
		currency contracts		forward currency contracts

			$323		$ 8
Capital Income Builder

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 324	Unrealized depreciation1	$ 92
Forward currency	Currency	Unrealized appreciation on open	2	Unrealized depreciation on open	—
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	1,451	Unrealized depreciation1	—
cleared)
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	14
cleared)

			$1,777		$106

See end of tables for footnotes.

American Funds Insurance Series	303
		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(702)	Net unrealized appreciation on	$ 282
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(20)	Net unrealized appreciation on	24
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	331	Net unrealized appreciation on	882
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	334	Net unrealized depreciation on	(166)
		contracts		swap contracts

			$(57)		$1,022

Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$970	Unrealized depreciation1	$15,206
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	48
cleared)

			$970		$15,254
		Net realized (loss) gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (990)	Net unrealized depreciation on	$(13,464)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	1,750	Net unrealized depreciation on	(796)
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(2,014)	Net unrealized depreciation on	(48)
		contracts		swap contracts

			$(1,254)		$(14,308)
Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$129	Unrealized depreciation1	$ 48
Forward currency	Currency	Unrealized appreciation on open	57	Unrealized depreciation on open	246
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	61	Unrealized depreciation1	298
cleared)
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	2
cleared)

			$247		$594

See end of tables for footnotes.

304American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 166	Net unrealized appreciation on	$ 78
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(627)	Net unrealized depreciation on	(187)
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap
contracts
98	Net unrealized depreciation on	(258)
swap contracts
Swap	Credit	Net realized loss on swap	(29)	Net unrealized depreciation on	(2)
		contracts		swap contracts

			$(392)		$(369)

The Bond Fund of America

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$13,747	Unrealized depreciation1	$13,724
Forward currency	Currency	Unrealized appreciation on open	256	Unrealized depreciation on open	611
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	317	Unrealized depreciation1	11,302
cleared)
Swap (centrally	Credit	Unrealized appreciation1	74	Unrealized depreciation1	—
cleared)

			$14,394		$25,637

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 29,652	Net unrealized depreciation on	$(6,784)
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	8,119	Net unrealized appreciation on	2,252
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(18,971)	Net unrealized appreciation on	14,076
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(165)	Net unrealized appreciation on	74
		contracts		swap contracts

			$ 18,635		$9,618

See end of tables for footnotes.

American Funds Insurance Series	305
Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$1,817	Unrealized depreciation1	$1,993
Forward currency	Currency	Unrealized appreciation on open	4,439	Unrealized depreciation on open	3,957
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	1,021	Unrealized depreciation1	4,877
cleared)
Swap (centrally	Credit	Unrealized appreciation1	10	Unrealized depreciation1	92
cleared)

			$7,287		$10,919

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(1,188)	Net unrealized depreciation on	$(329)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(23,989)	Net unrealized appreciation on	126
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	1,239	Net unrealized depreciation on	(3,792)
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(1,496)	Net unrealized appreciation on	585
		contracts		swap contracts

			$(25,434)		$(3,410)
American High-Income Trust

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ —	Unrealized depreciation1	$211
Swap (centrally	Credit	Unrealized appreciation1	10	Unrealized depreciation1	4
cleared)

			$10		$215

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$818	Net unrealized depreciation on	$(192)
		contracts		futures contracts
Swap	Credit	Net realized loss on swap	(2,330)	Net unrealized appreciation on	728
		contracts		swap contracts

			$(1,512)		$ 536

See end of tables for footnotes.

306American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 113	Unrealized depreciation1	$109
Swap (centrally	Interest	Unrealized appreciation1	2,375	Unrealized depreciation1	—
cleared)

			$2,488		$109

		Net realized gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$638	Net unrealized depreciation on	$(29)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	242	Net unrealized appreciation on	1,161
		contracts		swap contracts

			$880		$1,132
U.S. Government Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 4,310	Unrealized depreciation1	$3,701
Swap (centrally	Interest	Unrealized appreciation1	23,753	Unrealized depreciation1	7,660
cleared)

			$28,063		$11,361

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (2,118)	Net unrealized appreciation on	$649
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	26,182	Net unrealized depreciation on	(11,387)
		contracts		swap contracts

			$24,064		$(10,738)
Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$2,602	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	4	Unrealized depreciation1	28
Futures	Equity	Unrealized appreciation1	—	Unrealized depreciation1	1,216
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	99
			$2,606		$1,343

See end of tables for footnotes.

American Funds Insurance Series	307
		Net realized (loss) gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$ (2,843)	Net unrealized depreciation on	$(1,410)
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
33	Net unrealized depreciation on	(24)
futures contracts
Futures	Equity	Net realized loss on futures	(16,517)	Net unrealized depreciation on	(1,216)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(1,636)	Net unrealized depreciation on	(168)
		contracts		futures contracts

			$(20,963)		$(2,818)

Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$590	Investment securities from	$ —
		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation1	68	Unrealized depreciation1	381
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	70

			$658		$451
		Net realized (loss) gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$ (634)	Net unrealized depreciation on	$(557)
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
130	Net unrealized depreciation on	—
futures contracts
Futures	Equity	Net realized loss on futures	(2,276)	Net unrealized depreciation on	(313)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(430)	Net unrealized depreciation on	(91)
		contracts		futures contracts

			$(3,210)		$(961)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$1,778	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	—	Unrealized depreciation1	5
Futures	Equity	Unrealized appreciation1	—	Unrealized depreciation1	70
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	28
			$1,778		$103

See end of tables for footnotes.

308American Funds Insurance Series

		Net realized loss		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(1,894)	Net unrealized depreciation on	$(1,031)
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized loss on futures	(28)	Net unrealized depreciation on	(5)
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(10,071)	Net unrealized depreciation on	(70)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(1,210)	Net unrealized depreciation on	(66)
		contracts		futures contracts

			$(13,203)		$(1,172)

Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$14,711	Investment securities from	$ —
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	—	Unrealized depreciation1	9
Futures	Equity	Unrealized appreciation1	—	Unrealized depreciation1	618
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	61
			$14,711		$688

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(82,892)	Net unrealized appreciation on	$13,665
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
46	Net unrealized depreciation on	(9)
futures contracts
Futures	Equity	Net realized gain on futures	4,310	Net unrealized depreciation on	(3,255)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(5,158)	Net unrealized depreciation on	(402)
		contracts		futures contracts

			$(83,694)		$9,999

Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$3,532	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	1	Unrealized depreciation1	10
Futures	Equity	Unrealized appreciation1	—	Unrealized depreciation1	125
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	107
			$3,533		$242

See end of tables for footnotes.

American Funds Insurance Series	309
		Net realized (loss) gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$ (3,106)	Net unrealized depreciation on	$(1,900)
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
159	Net unrealized depreciation on	(9)
futures contracts
Futures	Equity	Net realized loss on futures	(25,320)	Net unrealized depreciation on	(125)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(4,405)	Net unrealized depreciation on	(465)
		contracts		futures contracts

			$(36,672)		$(2,499)

1Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

2Amount less than one thousand.

3Includes options purchased as reported in the fund’s investment portfolio.

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

310American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter- party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Liabilities:
Morgan Stanley	$20	$—	$—	$—	$20

Capital Income Builder

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
JPMorgan Chase	$2	$—	$—	$—	$2

Global Balanced Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Barclays Bank PLC	$1	$—	$—	$—	$1
Citibank	12	(12)	—	—	—
Goldman Sachs	21	(21)	—	—	—
HSBC Bank	3	(3)	—	—	—
Morgan Stanley	12	(12)	—	—	—
Standard Chartered Bank	8	(8)	—	—	—

Total	$57	$(56)	$—	$—	$1
Liabilities:

Bank of America	$4	$—	$—	$—	$4
Bank of New York Mellon	34	—	—	—	34
Citibank	59	(12)	—	—	47
Goldman Sachs	61	(21)	—	—	40
HSBC Bank	33	(3)	—	—	30
JPMorgan Chase	14	—	—	—	14
Morgan Stanley	18	(12)	—	—	6
Standard Chartered Bank	13	(8)	—	—	5
UBS AG	10	—	—	—	10

Total	$246	$(56)	$—	$—	$190

See end of tables for footnote.

American Funds Insurance Series	311

The Bond Fund of America

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$ 86	$ —	$—	$—	$86
Citibank	162	(88)	—	—	74
Morgan Stanley	8	(8)	—	—	—

Total	$256	$(96)	$—	$—	$160
Liabilities:

Citibank	$ 88	$(88)	$—	$—	$—
JPMorgan Chase	284	—	—	—	284
Morgan Stanley	163	(8)	—	—	155
UBS AG	76	—	(25)	—	51

Total	$611	$(96)	$(25)	$—	$490

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$94	$(40)	$—	$—	$54
Barclays Bank PLC	20	—	—	—	20
BNP Paribas	5	(5)	—	—	—
Citibank	3,068	(1,275)	—	(1,781)	12
Goldman Sachs	479	(347)	—	—	132
HSBC Bank	38	(5)	—	—	33
JPMorgan Chase	666	(545)	—	(50)	71
Morgan Stanley	66	(66)	—	—	—
UBS AG	3	(3)	—	—	—

Total	$4,439	$(2,286)	$—	$(1,831)	$322
Liabilities:

Bank of America	$40	$(40)	$—	$—	$—
Bank of New York Mellon	190	—	—	—	190
BNP Paribas	40	(5)	—	—	35
Citibank	1,275	(1,275)	—	—	—
Goldman Sachs	347	(347)	—	—	—
HSBC Bank	5	(5)	—	—	—
JPMorgan Chase	545	(545)	—	—	—
Morgan Stanley	1,052	(66)	(952)	—	34
Standard Chartered Bank	322	—	—	—	322
UBS AG	141	(3)	—	—	138

Total	$3,957	$(2,286)	$(952)	$—	$719

*Collateral is shown on a settlement basis.

312American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2021, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Interest

Global Growth Fund	$11,398	$3,241
Global Small Capitalization Fund	145	—
Growth Fund	394	76
International Fund	22,708	5,821
New World Fund	1,778	454
Capital World Growth and Income Fund	5,436	1,535
Growth-Income Fund	9,219	1,714
International Growth and Income Fund	2,557	332
Asset Allocation Fund	1,935	285

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

American Funds Insurance Series	313

Additional tax basis disclosures for each fund as of December 31, 2021, were as follows (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154
Capital loss carryforward utilized	—	—	—	136,440	—	63,496
Gross unrealized appreciation on
investments	5,085,913	1,808,660	24,730,869	2,617,683	1,605,994	3,055,222
Gross unrealized depreciation on
investments	(270,913)	(162,301)	(626,372)	(400,787)	(126,281)	(147,888)
Net unrealized appreciation on
investments	4,815,000	1,646,359	24,104,497	2,216,896	1,479,713	2,907,334
Cost of investments	4,783,148	3,006,995	21,375,237	7,290,510	2,995,213	8,579,588
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	—	(1)	—	—	—	(3)
			International
	Capital World	Growth-	Growth	Capital	Asset	Global
	Growth and	Income	and Income	Income	Allocation	Balanced
	Income Fund	Fund	Fund	Builder	Fund	Fund

Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	—	—	—	—	—	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	—	2,509,013	1,947
Capital loss carryforward†	—	—	—	(20,560)	—	—
Capital loss carryforward utilized	—	—	76,870	42,385	—	—
Gross unrealized appreciation on
investments	673,004	19,796,736	48,613	245,885	10,046,493	124,598
Gross unrealized depreciation on
investments	(67,109)	(418,359)	(5,435)	(10,783)	(345,123)	(6,843)
Net unrealized appreciation on
investments	605,895	19,378,377	43,178	235,102	9,701,370	117,755
Cost of investments	1,772,951	23,686,503	331,959	925,824	21,852,966	349,627
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	(113)	2	156,806	(1)	(2)	(1)

See end of tables for footnote.

314American Funds Insurance Series

		Capital		American		U.S.
	The Bond	World	American	Funds	Ultra-Short	Government
	Fund of	Bond	High-Income	Mortgage	Bond	Securities
	America	Fund	Trust	Fund	Fund	Fund

Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$—	$7,641
Undistributed long-term capital gains	97,219	26,459	—	—	—	—
Capital loss carryforward†	—	—	(247,812)	(496)	(1)	(14,302)
Gross unrealized appreciation on
investments	363,416	62,753	60,485	4,831	6	57,102
Gross unrealized depreciation on
investments	(111,177)	(62,330)	(31,726)	(1,732)	(4)	(23,294)
Net unrealized appreciation on
investments	252,239	423	28,759	3,099	2	33,808
Cost of investments	13,856,209	2,105,009	1,009,428	435,288	325,639	2,163,861
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	(1)	—	(1)	—	(1,885)	—
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	—	—	50,937	87,163
Capital loss carryforward†	—	(12,234)	(23,718)	—	—
Capital loss carryforward utilized	—	—	—	—	31,551
Gross unrealized appreciation on
investments	142,849	26,107	105,174	664,064	578,194
Gross unrealized depreciation on
investments	(6,293)	(10,794)	(35,295)	(60,340)	(19,230)
Net unrealized appreciation on
investments	136,556	15,313	69,879	603,724	558,964
Cost of investments	455,132	143,847	302,956	2,059,041	2,259,764

*This deferral is considered incurred in the subsequent year.

†Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2021			Year ended December 31, 2020

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$23,870	$193,074	$216,944	$16,383	$ 73,033	$89,416
Class 1A	55	645	700	29	205	234
Class 2	15,210	221,402	236,612	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190

Total	$40,474	$445,869	$486,343	$30,528	$194,061	$224,589

American Funds Insurance Series	315

Global Small Capitalization Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$—	$ 55,655	$55,655
Class 1A	—	39	39
Class 2	—	60,246	60,246
Class 4	—	7,215	7,215

Total	$—	$123,155	$123,155

Growth Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$181,380	$2,073,422	$2,254,802
Class 1A	701	9,031	9,732
Class 2	167,439	2,610,409	2,777,848
Class 3	2,435	35,107	37,542
Class 4	17,483	340,551	358,034

Total	$369,438	$5,068,520	$5,437,958

International Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$131,730	$—	$131,730
Class 1A	281	—	281
Class 2	105,815	—	105,815
Class 3	545	—	545
Class 4	10,725	—	10,725

Total	$249,096	$—	$249,096

New World Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$26,785	$ 78,257	$105,042
Class 1A	77	273	350
Class 2	9,450	36,498	45,948
Class 4	5,794	28,566	34,360

Total	$42,106	$143,594	$185,700

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 5,414	$120,074	$125,488
2	42	44
5,373	140,495	145,868
408	12,682	13,090

$11,197	$273,293	$284,490

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 68,600	$285,315	$353,915
141	547	688
53,722	404,657	458,379
860	5,433	6,293
3,629	42,241	45,870

$126,952	$738,193	$865,145

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$44,223	$—	$44,223
56	—	56
25,688	—	25,688
157	—	157
1,591	—	1,591

$71,715	$—	$71,715

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$16,847	$ 8,752	$25,599
48	26	74
6,570	4,233	10,803
4,454	3,019	7,473

$27,919	$16,030	$43,949

316American Funds Insurance Series

Washington Mutual Investors Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$104,666	$—	$104,666
Class 1A	2,211	—	2,211
Class 2	46,652	—	46,652
Class 4	12,620	—	12,620

Total	$166,149	$—	$166,149

Capital World Growth and Income Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$14,543	$16,997	$31,540
Class 1A	99	67	166
Class 2	20,948	29,988	50,936
Class 4	3,094	4,436	7,530

Total	$38,684	$51,488	$90,172

Growth-Income Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$328,564	$239,575	$568,139
Class 1A	308	185	493
Class 2	164,258	145,765	310,023
Class 3	1,864	1,578	3,442
Class 4	16,599	16,418	33,017

Total	$511,593	$403,521	$915,114

International Growth and Income Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 4,585	$—	$4,585
Class 1A	140	—	140
Class 2	6,218	—	6,218
Class 4	3,589	—	3,589

Total	$14,532	$—	$14,532

Capital Income Builder

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$16,222	$—	$16,222
Class 1A	218	—	218
Class 2	315	—	315
Class 4	13,009	—	13,009

Total	$29,764	$—	$29,764

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$100,756	$ 61,517	$162,273
350	134	484
48,936	34,662	83,598
10,866	7,992	18,858

$160,908	$104,305	$265,213

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 8,987	$15,679	$24,666
28	53	81
15,537	32,112	47,649
1,576	3,612	5,188

$26,128	$51,456	$77,584

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$381,174	$482,142	$ 863,316
211	265	476
207,651	305,445	513,096
2,378	3,413	5,791
17,727	29,072	46,799

$609,141	$820,337	$1,429,478

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$17,264	$—	$17,264
38	—	38
2,910	—	2,910
1,255	—	1,255

$21,467	$—	$21,467

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$17,286	$—	$17,286
161	—	161
181	—	181
11,369	—	11,369

$28,997	$—	$28,997

American Funds Insurance Series	317

Asset Allocation Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$424,814	$579,353	$1,004,167
Class 1A	423	457	880
Class 2	108,045	154,751	262,796
Class 3	717	976	1,693
Class 4	107,752	164,028	271,780

Total	$641,751	$899,565	$1,541,316

Global Balanced Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,680	$ 6,058	$7,738
Class 1A	45	189	234
Class 2	2,431	10,638	13,069
Class 4	1,305	6,901	8,206

Total	$5,461	$23,786	$29,247

The Bond Fund of America

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$301,454	$133,858	$435,312
Class 1A	408	193	601
Class 2	138,464	69,578	208,042
Class 4	28,710	14,777	43,487

Total	$469,036	$218,406	$687,442

Capital World Bond Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$34,401	$10,279	$44,680
Class 1A	34	7	41
Class 2	33,715	10,855	44,570
Class 4	1,845	612	2,457

Total	$69,995	$21,753	$91,748

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$333,238	$ 79,610	$412,848
213	51	264
80,906	22,747	103,653
520	141	661
67,789	21,221	89,010

$482,666	$123,770	$606,436

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,746	$ 5,085	$ 6,831
29	99	128
2,128	7,631	9,759
844	3,811	4,655

$4,747	$16,626	$21,373

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$185,412	$25,238	$210,650
224	31	255
96,166	14,478	110,644
15,659	2,303	17,962

$297,461	$42,050	$339,511

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$30,575	$4,335	$34,910
16	3	19
24,602	3,871	28,473
1,252	206	1,458

$56,445	$8,415	$64,860

318American Funds Insurance Series

American High-Income Trust

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$11,054	$—	$11,054
Class 1A	59	—	59
Class 2	28,636	—	28,636
Class 3	429	—	429
Class 4	3,238	—	3,238

Total	$43,416	$—	$43,416

American Funds Mortgage Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$6,294	$3,087	$9,381
Class 1A	39	18	57
Class 2	1,448	784	2,232
Class 4	936	551	1,487

Total	$8,717	$4,440	$13,157

Ultra-Short Bond Fund

Year ended December 31, 2021

Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$—	$—	$—
Class 1A	—	—	—
Class 2	—	—	—
Class 3	—	—	—
Class 4	—	—	—

Total	$—	$—	$—

U.S. Government Securities Fund

		Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$30,987	$ 9,355	$40,342
Class 1A	389	129	518
Class 2	108,143	36,124	144,267
Class 3	714	234	948
Class 4	17,596	6,057	23,653

Total	$157,829	$51,899	$209,728

See end of tables for footnote.

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$10,071	$—	$10,071
78	—	78
54,086	—	54,086
799	—	799
4,806	—	4,806

$69,840	$—	$69,840

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$3,288	$263	$3,551
13	1	14
722	75	797
406	52	458

$4,429	$391	$4,820

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$104	$—	$104
—*	—	—*
558	—	558
8	—	8
67	—	67

$737	$—	$737

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$12,901	$ 3,231	$16,132
107	29	136
40,852	11,067	51,919
318	89	407
7,195	1,992	9,187

$61,373	$16,408	$77,781

American Funds Insurance Series	319

Managed Risk Growth Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$ 106	$409	$515
Class P2	3,159	23,710	26,869

Total	$3,265	$24,119	$27,384

Managed Risk International Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$ 14	$—	$ 14
Class P2	917	—	917

Total	$931	$—	$931

Managed Risk Washington Mutual Investors Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$40	$—	$40
Class P2	5,979	—	5,979

Total	$6,019	$—	$6,019

Managed Risk Growth-Income Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$30,716	$29,380	$60,096
Class P2	3,713	4,359	8,072

Total	$34,429	$33,739	$68,168

Managed Risk Asset Allocation Fund

	Year ended December 31, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$114	$—	$114
Class P2	38,113	—	38,113

Total	$38,227	$—	$38,227

*Amount less than one thousand.

7. Fees and transactions

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$64	$374	$438
3,441	21,395	24,836

$3,505	$21,769	$25,274

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$21	$10	$31
1,913	1,303	3,216

$1,934	$1,313	$3,247

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$29	$37	$66
6,006	10,828	16,834

$6,035	$10,865	$16,900

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$37,519	$103,175	$140,694
4,874	15,199	20,073

$42,393	$118,374	$160,767

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$58	$146	$204
40,641	105,833	146,474

$40,699	$105,979	$146,678

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

320American Funds Insurance Series
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the year ended December 31, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement effective May 1, 2021. In addition, CRMC waived $15,000 in fees for Growth Fund in advance of the next investment advisory and service agreement that will become effective on May 1, 2022.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%, 0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. Effective December 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rate of 0.14% of the daily net assets of International Growth and Income Fund. During the year ended December 31, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund and Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series’ board. For the year ended December 31, 2021, total investment advisory services fees waived by CRMC were $52,101,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund’s statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

			Net asset level		For the	For the
					year ended	year ended
	Rates		(in billions)
					December 31,	December 31,

	Beginning	Ending	In excess		2021,	2021,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.690%	.445%	$ .6	$ 8.0	.497%	.497%
Global Small Capitalization Fund	.800	.635	.6	5.0	.686	.686
Growth Fund	.500	.280	.6	34.0	.307	.307
International Fund	.690	.430	.5	21.0	.491	.491
New World Fund	.850	.580	.5	4.0	.678	.498
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.276
Capital World Growth and Income Fund	.690	.480	.6	3.0	.583	.426
Growth-Income Fund	.500	.219	.6	34.0	.249	.249
International Growth and Income Fund	.690	.500	.5	1.5	.610	.606
Capital Income Builder	.500	.410	.6	1.0	.473	.220
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.357	.225
Capital World Bond Fund	.570	.450	1.0	3.0	.532	.432
American High-Income Trust	.500	.420	.6	2.0	.484	.350
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.220
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.249
Managed Risk Growth Fund	.150		all		.150	.099
Managed Risk International Fund	.150		all		.150	.099
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.099
Managed Risk Growth-Income Fund	.150		all		.150	.099
Managed Risk Asset Allocation Fund	.150		all		.150	.099

American Funds Insurance Series	321

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administra- tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra- tive services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

322American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$1,173	Class 1	Not applicable	Not applicable	$ 684
Class 1A	$—	$ 36	4	Class 1A	$—	$ 7	1
Class 2	11,400	Not applicable	1,368	Class 2	6,675	Not applicable	801
Class 4	1,610	1,610	193	Class 4	806	806	97

Total class-specific				Total class-specific
expenses	$13,010	$1,646	$2,738	expenses	$7,481	$813	$1,583

Growth Fund				International Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 5,245	Class 1	Not applicable	Not applicable	$1,572
Class 1A	$—	$ 221	27	Class 1A	$—	$ 26	3
Class 2	53,611	Not applicable	6,433	Class 2	10,993	Not applicable	1,319
Class 3	530	Not applicable	88	Class 3	42	Not applicable	7
Class 4	6,996	6,996	840	Class 4	1,119	1,119	134
Total class-specific				Total class-specific

expenses	$61,137	$7,217	$12,633	expenses	$12,154	$1,145	$3,035

New World Fund				Washington Mutual Investors Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 732	Class 1	Not applicable	Not applicable	$1,816
Class 1A	$—	$ 37	4	Class 1A	$—	$ 241	29
Class 2	2,805	Not applicable	337	Class 2	8,210	Not applicable	985
Class 4	2,195	2,195	263	Class 4	2,369	2,369	284
Total class-specific				Total class-specific

expenses	$5,000	$2,232	$1,336	expenses	$10,579	$2,610	$3,114

Capital World Growth and Income Fund				Growth-Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$223	Class 1	Not applicable	Not applicable	$ 7,308
Class 1A	$—	$ 11	1	Class 1A	$—	$ 57	7
Class 2	3,387	Not applicable	407	Class 2	37,130	Not applicable	4,456
Class 4	496	496	60	Class 3	293	Not applicable	49
Total class-specific				Class 4	4,194	4,194	503

expenses	$3,883	$507	$691	Total class-specific
				expenses	$41,617	$4,251	$12,323

American Funds Insurance Series	323
International Growth and Income Fund				Capital Income Builder
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$293	Class 1	Not applicable	Not applicable	$172
Class 1A	$—	$ 10	1	Class 1A	$—	$ 19	2
Class 2	546	Not applicable	66	Class 2	26	Not applicable	3
Class 4	305	305	37	Class 4	1,289	1,289	155
Total class-specific				Total class-specific

expenses	$851	$315	$397	expenses	$1,315	$1,308	$332

Asset Allocation Fund				Global Balanced Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$6,070	Class 1	Not applicable	Not applicable	$ 36
Class 1A	$—	$45	5	Class 1A	$—	$ 9	1
Class 2	13,568	Not applicable	1,628	Class 2	524	Not applicable	63
Class 3	63	Not applicable	11	Class 4	306	306	37
Class 4	14,435	14,435	1,732	Total class-specific

Total class-specific				expenses	$830	$315	$137
expenses	$28,066	$14,480	$9,446

The Bond Fund of America				Capital World Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,361	Class 1	Not applicable	Not applicable	$327
Class 1A	$—	$ 27	4	Class 1A	$—	$ 2	—*
Class 2	9,525	Not applicable	1,143	Class 2	2,632	Not applicable	316
Class 4	2,027	2,027	243	Class 4	155	155	19
Total class-specific				Total class-specific

expenses	$11,552	$2,054	$3,751	expenses	$2,787	$157	$662

American High-Income Trust				American Funds Mortgage Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 61	Class 1	Not applicable	Not applicable	$69
Class 1A	$—	$ 3	1	Class 1A	$—	$ 4	—*
Class 2	1,698	Not applicable	204	Class 2	146	Not applicable	18
Class 3	19	Not applicable	3	Class 4	102	102	12
Class 4	218	218	26	Total class-specific

Total class-specific				expenses	$248	$106	$99
expenses	$1,935	$221	$295

See end of tables for footnote.

324American Funds Insurance Series

Ultra-Short Bond Fund				U.S. Government Securities Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 12	Class 1	Not applicable	Not applicable	$122
Class 1A	$—	$ —	—*	Class 1A	$—	$ 11	1
Class 2	665	Not applicable	80	Class 2	3,577	Not applicable	429
Class 3	8	Not applicable	1	Class 3	18	Not applicable	3
Class 4	108	108	13	Class 4	613	613	74
Total class-specific				Total class-specific

expenses	$781	$108	$106	expenses	$4,208	$624	$629

Managed Risk Growth Fund			Managed Risk International Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$28	Class P1	Not applicable	$4
Class P2	$1,448	1,448	Class P2	$413	413
Total class-specific			Total class-specific

expenses	$1,448	$1,476	expenses	$413	$417

Managed Risk Washington Mutual Investors Fund			Managed Risk Growth-Income Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$4	Class P1	Not applicable	$5,642
Class P2	$907	907	Class P2	$829	829
Total class-specific			Total class-specific

expenses	$907	$911	expenses	$829	$6,471

Managed Risk Asset Allocation Fund
		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$15
Class P2	$7,054	7,054
Total class-specific

expenses	$7,054	$7,069

*Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2021, total fees and expenses reimbursed by CRMC were $55,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	325

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation

Global Growth Fund	$21	$16	$ 37
Global Small Capitalization Fund	13	10	23
Growth Fund	99	72	171
International Fund	25	19	44
New World Fund	11	8	19
Washington Mutual Investors Fund	24	18	42
Capital World Growth and Income Fund	6	4	10
Growth-Income Fund	97	72	169
International Growth and Income Fund	3	3	6
Capital Income Builder	3	2	5
Asset Allocation Fund	75	55	130
Global Balanced Fund	1	1	2
The Bond Fund of America	29	21	50
Capital World Bond Fund	6	4	10
American High-Income Trust	2	2	4
American Funds Mortgage Fund	1	1	2
Ultra-Short Bond Fund	1	1	2
U.S. Government Securities Fund	5	4	9
Managed Risk Growth Fund	1	1	2
Managed Risk International Fund	1	—*	1
Managed Risk Washington Mutual Investors Fund	1	1	2
Managed Risk Growth-Income Fund	5	5	10
Managed Risk Asset Allocation Fund	7	5	12

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

326American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2021 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)

Global Growth Fund	$ 67,688	$ 88,387	$ 28,015
Global Small Capitalization Fund	18,836	337,580	129,186
Growth Fund	298,201	240,867	42,811
International Fund	521,624	197,872	34,444
New World Fund	31,819	38,822	3,304
Washington Mutual Investors Fund	944,889	941,271	178,528
Capital World Growth and Income Fund	332,329	191,108	37,528
Growth-Income Fund	314,184	826,544	176,648
International Growth and Income Fund	17,486	304,447	104,029
Capital Income Builder	16,216	49,627	3,282
Asset Allocation Fund	492,325	2,107,286	174,824
Global Balanced Fund	266	377	273
The Bond Fund of America	66,389	52,591	2,838
Capital World Bond Fund	291	13,247	2,044
American High-Income Trust	14,013	10,560	(924)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2021.

American Funds Insurance Series	327

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

				Reinvestments of			Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$ 592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515

Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$ 466,658	10,842
Year ended December 31, 2020

Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$ 125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265

Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)
Global Small Capitalization Fund

				Reinvestments of			Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$216,763	6,235	$55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973

Total net increase (decrease)	$370,158	10,800	$123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)
Year ended December 31, 2020

Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582

Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

328American Funds Insurance Series

Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions	Repurchases*			(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$ 2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950

Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$ 3,623,473	32,671
Year ended December 31, 2020

Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$ (323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966

Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)
International Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions	Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$366,681	15,339	$131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380

Total net increase (decrease)	$732,131	30,766	$249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)
Year ended December 31, 2020

Class 1	$535,603	30,721	$44,223	2,049	$ (963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2	(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204	(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7	(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76	(62,187)	(3,226)	(8,363)	(269)

Total net increase (decrease)	$862,172	49,186	$71,715	3,338	$(1,697,651)	(87,378)	$(763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series	329

New World Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$ 118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990

Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$ 176,091	5,484
Year ended December 31, 2020

Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656

Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$740,227	42,419	$104,068	6,017	$(1,150,862)	(70,448)	$(306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310

Total net increase (decrease)	$1,076,419	63,170	$165,551	9,631	$(1,730,230)	(106,418)	$(488,260)	(33,617)

Year ended December 31, 2020
Class 1	$474,186	41,847	$161,061	11,902	$ (825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342

Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$171,552	9,531	$30,555	1,698	$(117,328)	(6,578)	$84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321

Total net increase (decrease)	$246,410	13,800	$89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)
Year ended December 31, 2020

Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894

Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

330American Funds Insurance Series

Growth-Income Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340

Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)
Year ended December 31, 2020

Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494

Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

International Growth and Income Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$48,015	2,368	$4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898

Total net increase (decrease)	$86,234	4,302	$14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)
Year ended December 31, 2020

Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375

Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series	331

Capital Income Builder

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505

Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$(81,691)	(6,794)
Year ended December 31, 2020

Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163

Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806
Asset Allocation Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010

Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Year ended December 31, 2020
Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053

Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

332American Funds Insurance Series

Global Balanced Fund

			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$ 9,259	623	$ 7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816

Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$(4,816)	(307)
Year ended December 31, 2020

Class 1	$29,379	2,319	$ 6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453

Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)
The Bond Fund of America

			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$2,441,954	212,866	$432,376	38,456	$ (737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840

Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420

Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Capital World Bond Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859

Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$(51,795)	(3,821)

Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703

Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series	333
American High-Income Trust

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$160,559	15,547	$10,757	1,060	$ (19,514)	(1,906)	$ 151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649

Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$ 152,225	14,639
Year ended December 31, 2020

Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533

Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)
Mortgage Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$35,679	3,267	$9,382	880	$(27,270)	(2,517)	$17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714

Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$29,279	2,699
Year ended December 31, 2020

Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$ 3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734

Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

334American Funds Insurance Series

Ultra-Short Bond Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$ 16,242	1,439	$—	—	$ (22,707)	(2,011)	$(6,465)	(572)
Class 1A	—	—	—	—	—	—	—	—
Class 2	86,233	7,864	—	—	(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	—	—	(915)	(83)	338	30
Class 4	35,704	3,232	—	—	(29,389)	(2,660)	6,315	572

Total net increase (decrease)	$139,432	12,648	$—	—	$(180,633)	(16,394)	$(41,201)	(3,746)
Year ended December 31, 2020

Class 1	$ 32,173	2,840	$104	9	$ (17,960)	(1,586)	$ 14,317	1,263
Class 1A	—	—	—†	—†	—	—	—†	—†
Class 2	162,780	14,772	558	50	(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8	1	(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67	6	(32,890)	(2,958)	18,205	1,634

Total net increase (decrease)	$248,534	22,427	$737	66	$(157,243)	(14,200)	$ 92,028	8,293
U.S. Government Securities Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class 1	$213,039	17,786	$38,963	3,337	$(115,497)	(9,263)	$136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)

Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$236,927	20,604

Year ended December 31, 2020
Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963

Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$ (934,697)	(69,278)

Managed Risk Growth Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class P1	$ 3,593	199	$515	30	$ (3,079)	(172)	$1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)

Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)
Year ended December 31, 2020

Class P1	$ 3,987	282	$438	32	$ (1,595)	(110)	$2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701

Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$ 10,698	905

See end of tables for footnotes.

American Funds Insurance Series	335

Managed Risk International Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class P1	$887	80	$14	1	$(531)	(48)	$370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)

Total net increase (decrease)	$13,690	1,261	$931	81	$(15,275)	(1,371)	$(654)	(29)
Year ended December 31, 2020

Class P1	$ 1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164

Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$ 1,198	241

Managed Risk Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class P1	$971	80	$40	3	$(343)	(29)	$668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)

Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Year ended December 31, 2020
Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107

Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$ 11,085	1,176

Managed Risk Growth-Income Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$ (51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)

Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$ (64,385)	(4,204)

Year ended December 31, 2020
Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938

Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

336American Funds Insurance Series

Managed Risk Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021
Class P1	$2,097	141	$114	8	$(899)	(60)	$1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)

Total net increase (decrease)	$59,713	4,157	$38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)
Year ended December 31, 2020

Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)

Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

11. Ownership concentration

At December 31, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 20% and 16% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2021 (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$1,587,009	$1,452,819	$10,247,271	$4,214,342	$1,858,677	$8,962,433
Sales of investment securities*	1,668,572	2,886,282	11,870,775	5,688,226	1,777,055	9,576,883
Non-U.S. taxes paid on dividend income	2,058	2,351	8,054	11,433	3,517	1,458
Non-U.S. taxes paid on interest income	—	—	—	9	52	—
Non-U.S. taxes paid (refunded) on realized
gains	588	6,228	—	15,511	3,353	—
Non-U.S. taxes provided on unrealized
appreciation	7,100	20,035	—	32,918	14,493	—
	Capital
	World		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$1,869,564	$ 9,600,767	$ 483,259	$816,295	$34,921,384	$138,405
Sales of investment securities*	1,932,434	13,672,341	1,580,251	884,488	37,362,054	162,557
Non-U.S. taxes paid on dividend income	2,980	9,656	2,196	1,594	9,130	314
Non-U.S. taxes paid on interest income	—	—	—	—	—	10
Non-U.S. taxes paid (refunded) on realized
gains	2,560	(4)	1,766	112	1,639	4
Non-U.S. taxes provided on unrealized
appreciation	696	—	130	299	3,762	—

See end of tables for footnotes.

American Funds Insurance Series	337
				American		U.S.
	The Bond	Capital	American	Funds	Ultra-Short	Government
	Fund	World Bond	High-Income	Mortgage	Bond	Securities
	of America	Fund	Trust	Fund	Fund	Fund

Purchases of investment securities*	$46,432,818	$1,495,705	$694,551	$2,415,925	$—	$4,831,338
Sales of investment securities*	47,502,780	1,725,555	527,096	2,445,297	—	5,410,660
Non-U.S. taxes paid on interest income	55	264	10	—	—	—
Non-U.S. taxes paid (refunded) on realized	—†
gains		167	—	—	—	—
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$181,239	$37,781	$ 55,074	$315,748	$138,416
Sales of investment securities*	184,059	39,781	106,525	473,669	357,415

*Excludes short-term securities and U.S. government obligations, if any.

†Amount less than one thousand.

338American Funds Insurance Series

Financial highlights

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

Global Growth Fund

Class 1:

12/31/2021	$41.16	$.25	$ 6.48	$ 6.73	$(.26)	$(2.17)	$(2.43)	$45.46	16.72%	$4,270.55%		.54%	.56%
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309.56		.56	.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56		.56	1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55		.55	.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55		.55	.94

Class 1A:
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12.81		.81	.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81		.81	.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80		.80	.77
12/31/20174,5	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.136	2.807		.807	.397
Class 2:
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387.81		.81	.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81		.81	.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80		.80	.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80		.80	.69

Class 4:
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	1.06	.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05	1.05	.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05	1.05	.37

See end of tables for footnotes.

American Funds Insurance Series	339

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net (loss)
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	income
	beginning	(loss)	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets3	net assets

Global Small Capitalization Fund

Class 1:

12/31/2021	$32.64	$(.02)	$ 2.32	$ 2.30	$ —	$ (.77)	$ (.77)	$34.17	6.98%	$1,707.74%		(.07)%
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73		.54

Class 1A:
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—8.98		.21
12/31/20174,5	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.196	—8.967		.357
Class 2:
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98		.27

Class 4:
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24	(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	—9	(1.58)	(1.58)	26.16	31.24	206	1.25	(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146	1.24	(.08)
12/31/2017	19.91	—9	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125	1.23	—10

See end of tables for footnotes.

340American Funds Insurance Series

Financial highlights (continued)

Income from
		investment operations1			Dividends and distributions
			Net gains									Ratio of
	Net asset	Net	on securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets3	net assets

Growth Fund

Class 1:

12/31/2021	$120.22	$ .46	$24.29	$24.75	$(.58)	$(16.81)	$(17.39)	$127.58	22.30%	$19,783.34%	.37%
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644.35	.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841.35	1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34	.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35	.75

Class 1A:
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121.59	.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60.60	.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60	.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59	.60
12/31/20174,5	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.476	3.597	.477
Class 2:
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986.59	.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594.60	.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60	.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59	.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60	.50

Class 3:
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302.52	.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279.53	.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53	.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52	.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53	.57

Class 4:
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214.84	(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347.85	(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85	.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84	.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85	.25

See end of tables for footnotes.

American Funds Insurance Series	341

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
gains on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets3	net assets

International Fund

Class 1:

12/31/2021	$23.64	$.38	$ (.67)	$ (.29)	$(.65)	$—	$ (.65)	$22.70	(1.23)%	$4,747.55%		1.57%
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53		1.33

Class 1A:
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78		1.32
12/31/20174,5	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.466	2.777		.437
Class 2:
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78		1.10

Class 3:
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71		1.17

Class 4:
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03	1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03	.55

See end of tables for footnotes.

342American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

New World Fund

Class 1:

12/31/2021	$31.59	$.29	$ 1.38	$ 1.67	$(.36)	$(1.07)	$(1.43)	$31.83	5.16%	$2,443.74%		.56%	.88%
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76		.76	1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77		.77	1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77		.77	1.14

Class 1A:
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02	1.02	.91
12/31/20174,5	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.726	1	1.007	1.007	.537
Class 2:
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02	1.02	.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02	1.02	.89

Class 4:
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27	1.27	.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27	1.27	.61

See end of tables for footnotes.

American Funds Insurance Series	343

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

Washington Mutual Investors Fund

Class 1:

12/31/2021	$14.35	$.29	$ 3.73	$ 4.02	$(.28)	$—	$ (.28)	$18.09	28.12%	$6,766.42%	.31%	1.79%
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684.43	.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42	.42	2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41	.41	2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41	.41	2.27

Class 1A:
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169.67	.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25.67	.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67	.67	2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66	.66	1.84
12/31/20174,5	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.216	1.657	.657	2.017
Class 2:
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426.67	.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082.68	.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67	.67	2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66	.66	1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66	.66	2.02

Class 4:
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104.92	.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788.93	.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92	.92	1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91	.91	1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91	.91	1.76

See end of tables for footnotes.

344American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

Capital World Growth and Income Fund

Class 1:

12/31/2021	$16.67	$.38	$ 2.10	$ 2.48	$(.33)	$ (.40)	$ (.73)	$18.42	15.03%	$ 812.63%		.47%	2.14%
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65		.65	2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63		.63	1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63		.63	2.43

Class 1A:
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90		.90	1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88		.88	1.74
12/31/20174,5	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.546	—8.847		.847	1.207
Class 2:
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90		.90	1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88		.88	1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88		.88	2.11

Class 4:
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.15	1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13	1.13	1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14	1.14	1.49

See end of tables for footnotes.

American Funds Insurance Series	345
Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets3	net assets

Growth-Income Fund

Class 1:

12/31/2021	$55.38	$ .79	$12.64	$13.43	$(.86)	$ (.60)	$(1.46)	$67.35	24.42%	$25,507.29%	1.28%
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903.29	1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057.29	2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28	1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28	1.69

Class 1A:
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32.53	1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16.54	1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54	1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53	1.43
12/31/20174,5	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.836	2.527	1.417
Class 2:
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319.54	1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012.54	1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53	1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53	1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53	1.45

Class 3:
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166.47	1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154.47	1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46	1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46	1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46	1.52

Class 4:
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928.79	.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407.79	1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79	1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78	1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78	1.19

See end of tables for footnotes.

346American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

International Growth and Income Fund

Class 1:

12/31/2021	$19.01	$.54	$ .53	$ 1.07	$(.46)	$ —	$(.46)	$19.62	5.64% $	30.67%		.67%	2.70%
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120.68		.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66		.66	2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65		.65	2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66		.66	2.75

Class 1A:
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3.93		.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91		.91	2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90		.90	2.35
12/31/20174,5	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.366	2.917		.917	1.997
Class 2:
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221.93		.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91		.91	2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90		.90	2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91		.91	2.60

Class 4:
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	1.16	2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15	1.15	2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16	1.16	2.24

See end of tables for footnotes.

American Funds Insurance Series	347

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

Capital Income Builder

Class 1:

12/31/2021	$10.87	$.37	$ 1.28	$1.65	$(.35)	$ —	$(.35)	$12.17	15.31%	$563.53%		.27%	3.19%
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53		.53	3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54		.54	3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54		.54	3.21

Class 1A:
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78		.78	2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79		.79	2.82
12/31/20174,5	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.726	1.797		.797	2.637
Class 2:
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78		.78	2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79		.79	2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79		.79	2.82

Class 4:
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04	1.04	2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04	1.04	2.72

See end of tables for footnotes.

348American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets3	net assets

Asset Allocation Fund

Class 1:

12/31/2021	$26.50	$.48	$ 3.54	$ 4.02	$(.50)	$ (.94)	$(1.44)	$29.08	15.40%	$18,836.30%	1.71%
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238.30	1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29	2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28	2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29	1.90

Class 1A:
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24.55	1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14.55	1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54	1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53	1.82
12/31/20174,5	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.786	4.537	1.697
Class 2:
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473.55	1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242.55	1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54	1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53	1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54	1.64

Class 3:
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36.48	1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33.48	1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47	2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46	1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47	1.72

Class 4:
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337.80	1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131.80	1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79	1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78	1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79	1.40

See end of tables for footnotes.

American Funds Insurance Series	349

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets3	net assets

Global Balanced Fund

Class 1:

12/31/2021	$14.19	$.18	$1.37	$1.55	$(.19)	$(.82)	$(1.01)	$14.73	11.05%	$120.73%		1.24%
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72		1.68

Class 1A:
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98		1.44
12/31/20174,5	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.716	—8.947		1.277
Class 2:
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96		1.43

Class 4:
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22	1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22	1.07

See end of tables for footnotes.

350American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

The Bond Fund of America

Class 1:

12/31/2021	$11.89	$.21	$(.23)	$ (.02)	$(.19)	$(.47)	$(.66)	$11.21	(.14)%	$8,555.39%	.26%	1.84%
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844.40	.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39	.39	2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38	.38	2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38	.38	2.19

Class 1A:
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12.64	.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9.65	.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64	.64	2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63	.63	2.50
12/31/20174,5	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.466	1.627	.627	2.017
Class 2:
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729.64	.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840.65	.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64	.64	2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63	.63	2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63	.63	1.94

Class 4:
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891.89	.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714.90	.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89	.89	2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88	.88	2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88	.88	1.72

See end of tables for footnotes.

American Funds Insurance Series	351

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

Capital World Bond Fund

Class 1:

12/31/2021	$12.94	$.25	$(.85)	$ (.60)	$(.24)	$(.31)	$(.55)	$11.79	(4.73)%	$ 988.60%		.50%	2.06%
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57		.57	2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56		.56	2.37

Class 1A:
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82		.82	2.36
12/31/20174,5	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.006	—8.727		.727	2.277
Class 2:
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82		.82	2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81		.81	2.12

Class 4:
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07	1.07	2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31	1.06	1.06	1.89

See end of tables for footnotes.

352American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers3	waivers2,3	net assets2

American High-Income Trust

Class 1:

12/31/2021	$ 9.80	$.51	$ .34	$ .85	$(.46)	$—	$(.46)	$10.19	8.74%	$278.53%		.37%	4.95%
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51		.51	6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50		.50	6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49		.49	5.98

Class 1A:
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75		.75	6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75		.75	6.11
12/31/20174,5	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.026	—8.727		.727	5.747
Class 2:
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76		.76	6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75		.75	6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74		.74	5.72

Class 3:
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69		.69	6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68		.68	6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67		.67	5.79

Class 4:
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	1.01	6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00	1.00	5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99		.99	5.46

See end of tables for footnotes.

American Funds Insurance Series	353

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers	waivers2	net assets2

American Funds Mortgage Fund

Class 1:

12/31/2021	$11.11	$.06	$(.09)	$(.03)	$(.08)	$(.37)	$(.45)	$10.63	(.32)%	$231.49%	.29%	.58%
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224.48	.36	.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210.47	.47	2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48	.48	1.97
12/31/2017	10.56	.16	—9.16		(.18)	(.07)	(.25)	10.47	1.47	265.47	.47	1.52
Class 1A:
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2.74	.54	.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1.73	.59	.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71	.71	2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73	.73	1.77
12/31/20174,5	10.55	.14	—9.14		(.16)	(.07)	(.23)	10.46	1.316	—8.707	.707	1.387
Class 2:
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58.74	.54	.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58.73	.60	.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72	.72	2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73	.73	1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72	.72	1.27

Class 4:
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43.99	.79	.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37.98	.85	.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97	.97	1.71
12/31/2018	10.38	.15	(.15)	—9	(.19)	—	(.19)	10.19	.07	24.98	.98	1.49
12/31/2017	10.48	.11	—9.11		(.14)	(.07)	(.21)	10.38	.97	12.97	.97	1.03

See end of tables for footnotes.

354American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net (loss)
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	income
	beginning	(loss)	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

12/31/2021	$11.31	$(.03)	$(.01)	$(.04)	$ —	$—	$ —	$11.27	(.35)%	$ 37.37%	(.28)%
12/31/2020	11.30	.02	.02	.04	(.03)	—	(.03)	11.31	.34	44.37	.16
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	30.36	1.92
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	37.35	1.60
12/31/2017	11.27	.08	(.01)	.07	(.05)	—	(.05)	11.29	.66	37.35	.68

Class 1A:			—9							—8
12/31/2021	11.31	(.03)		(.03)	—	—	—	11.28	(.27)	.36	(.28)
12/31/2020	11.30	.03	.01	.04	(.03)	—	(.03)	11.31	.32	—8.35	.26
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	—8.37	1.90
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	—8.35	1.60
12/31/20174,5	11.27	.08	—9.08		(.06)	—	(.06)	11.29	.676	—8.347	.697
Class 2:			—9
12/31/2021	10.99	(.06)		(.06)	—	—	—	10.93	(.55)	245.62	(.53)
12/31/2020	11.01	—9	—9	—9	(.02)	—	(.02)	10.99	.03	288.62	(.05)
12/31/2019	11.03	.18	—9.18		(.20)	—	(.20)	11.01	1.62	230.61	1.66
12/31/2018	11.01	.15	—9.15		(.13)	—	(.13)	11.03	1.36	247.60	1.34
12/31/2017	10.99	.05	—9.05		(.03)	—	(.03)	11.01	.46	249.60	.42
Class 3:			—9
12/31/2021	11.12	(.05)		(.05)	—	—	—	11.07	(.45)	5.55	(.46)
12/31/2020	11.13	—9.02		.02	(.03)	—	(.03)	11.12	.13	4.55	.03
12/31/2019	11.14	.20	—9.20		(.21)	—	(.21)	11.13	1.76	3.54	1.74
12/31/2018	11.12	.16	(.01)	.15	(.13)	—	(.13)	11.14	1.38	4.53	1.42
12/31/2017	11.10	.06	—9.06		(.04)	—	(.04)	11.12	.54	4.53	.50
Class 4:
12/31/2021	11.08	(.09)	.01	(.08)	—	—	—	11.00	(.72)	46.87	(.79)
12/31/2020	11.13	(.04)	.01	(.03)	(.02)	—	(.02)	11.08	(.25)	40.87	(.35)
12/31/2019	11.15	.16	—9.16		(.18)	—	(.18)	11.13	1.40	22.86	1.40
12/31/2018	11.13	.12	.01	.13	(.11)	—	(.11)	11.15	1.14	18.86	1.11
12/31/2017	11.12	.02	—9.02		(.01)	—	(.01)	11.13	.16	15.85	.19

See end of tables for footnotes.

American Funds Insurance Series	355

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2	(in millions)	waivers	waivers2	net assets2

U.S. Government Securities Fund

Class 1:

12/31/2021	$13.04	$.18	$ (.26)	$ (.08)	$(.18)	$(1.11)	$(1.29)	$11.67	(.44)%	$ 522.39%	.29%	1.50%
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429.38	.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418.37	.37	2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445.36	.36	2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558.36	.36	1.68

Class 1A:
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5.64	.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4.64	.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2.62	.62	1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1.61	.61	1.82
12/31/20174,5	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.736	—8.587	.587	1.537
Class 2:
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391.64	.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439.64	.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343.62	.62	1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323.61	.61	1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473.61	.61	1.43

Class 3:
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9.57	.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10.57	.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9.55	.55	1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9.54	.54	1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10.54	.54	1.50

Class 4:
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238.89	.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272.89	.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124.87	.87	1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91.86	.86	1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62.86	.86	1.18

See end of tables for footnotes.

356American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset	Net	securities		Dividends		Total
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset
	beginning	income	realized and	investment	investment	(from capital	and	value, end
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period Total return2
	Ratio of	Ratio of
	expenses	expenses
	to average	to average
	net assets	net assets		Ratio of
Net assets,	before	after	Net	net income
end of	waivers/	waivers/	effective	(loss)
period	reimburse-	reimburse-	expense	to average
(in millions)	ments11	ments2,11	ratio2,12,13	net assets2

Managed Risk Growth Fund

Class P1:

12/31/2021	$17.25	$ .04	$ 2.16	$ 2.20	$(.18)	$(.74)	$ (.92)	$18.53	13.08%	$ 13.41%	.36%	.69%	.19%
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11.42	.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42	.37	.73	1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)14	3.4214	.3714	.7114	.8214
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.2314	2.4214	.3614	.7014	.6914
Class P2:
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584.67	.62	.95	(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67	.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68	.63	.99	.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68	.63	.97	.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69	.63	.97	.34

Managed Risk International Fund

Class P1:

12/31/2021	$11.07	$ .24	$ (.67)	$ (.43)	$(.09)	$ —	$ (.09)	$10.55	(3.92)%14	$2	.44%14	.36%14	.87%14	2.12%14
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.1314	2.4314		.3514	.8614	.8214
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.9114	1.4114		.3314	.8414	1.6414
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)14	—8.3314		.2814	.7714	3.0214
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.2814	—8.2814		.2014	.6914	1.1314
Class P2:
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160.71		.63	1.14	1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71		.63	1.14	1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69		.64	1.13	1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71		.63	1.12	1.03

Managed Risk Washington Mutual Investors Fund

Class P1:

12/31/2021	$11.24	$ .16	$ 1.79	$ 1.95	$(.24)	$ —	$ (.24)	$12.95	17.46%14	$2	.41%14	.36%14	.77%14	1.33%14
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)14	2.4014		.3514	.7614	1.6614
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.1414	1.3814		.3314	.7414	2.1414
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)14	—8.3314		.2814	.6714	3.2114
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.4814	—8.3014		.2514	.6414	1.5914
Class P2:
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371.68		.62	1.03	.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68		.63	1.04	1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68		.63	1.02	1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68		.63	1.02	1.43

See end of tables for footnotes.

American Funds Insurance Series	357

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset	Net	securities		Dividends		Total
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset
	beginning	income	realized and	investment	investment	(from capital	and	value, end
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period Total return2
	Ratio of	Ratio of
	expenses	expenses
	to average	to average
	net assets	net assets		Ratio of
Net assets,	before	after	Net	net income
end of	waivers/	waivers/	effective	(loss)
period	reimburse-	reimburse-	expense	to average
(in millions)	ments11	ments2,11	ratio2,12,13	net assets2

Managed Risk Growth-Income Fund

Class P1:

12/31/2021	$14.01	$ .14	$1.99	$2.13	$(.21)	$(.20)	$ (.41)	$15.73	15.32%	$2,328.41%	.36%	.66%	.96%
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120.41	.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42	.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40	.35	.64	(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.6414	2.4414	.3714	.6614	1.6114
Class P2:
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340.66	.61	.91	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315.66	.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67	.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69	.64	.93	1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70	.63	.92	1.08

Managed Risk Asset Allocation Fund

Class P1:

12/31/2021	$13.84	$ .21	$1.55	$1.76	$(.27)	$ —	$ (.27)	$15.33	12.82% $	7.41%	.36%	.66%	1.43%
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5.41	.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41	.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37	.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43	.38	.66	1.45

Class P2:
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812.66	.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773.66	.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66	.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62	.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68	.63	.91	1.13

See end of tables for footnotes.

358American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes		Year ended December 31,

excluding mortgage dollar roll transactions15,16	2021	2020	2019	2018	2017
Capital Income Builder	60%	110%	44%	42%	59%
Asset Allocation Fund	45	49	47	34	39
Global Balanced Fund	36	68	60	30	28
The Bond Fund of America	87	72	146	98	153
Capital World Bond Fund	64	88	110	78	74
American Funds Mortgage Fund	38	123	84	60	98
U.S. Government Securities Fund	126	112	103	76	120
Portfolio turnover rate for all share classes		Year ended December 31,

including mortgage dollar roll transactions, if any15,16	2021	2020	2019	2018	2017
Global Growth Fund	18%	17%	14%	25%	31%
Global Small Capitalization Fund	29	38	50	43	33
Growth Fund	25	32	21	35	24
International Fund	44	40	32	29	29
New World Fund	43	70	38	58	56
Washington Mutual Investors Fund	90	40	37	49	34
Capital World Growth and Income Fund	85	36	29	49	41
Growth-Income Fund	24	33	27	39	27
International Growth and Income Fund	41	56	28	38	51
Capital Income Builder	93	184	72	98	88
Asset Allocation Fund	124	145	79	86	85
Global Balanced Fund	39	86	74	51	41
The Bond Fund of America	456	461	373	514	502
Capital World Bond Fund	91	145	159	125	105
American High-Income Trust	56	78	58	67	78
American Funds Mortgage Fund	975	1143	350	811	680
U.S. Government Securities Fund	433	867	277	446	551
Ultra-Short Bond Fund	—17	—17	—17	—17	—17
Managed Risk Growth Fund	32	80	10	7	25
Managed Risk International Fund	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	16	101	13	11	32
Managed Risk Growth-Income Fund	13	38	6	14	26
Managed Risk Asset Allocation Fund	5	30	8	12	1

1Based on average shares outstanding.

2This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

3Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

4Based on operations for a period that is less than a full year.

5Class 1A shares began investment operations on January 6, 2017.

6Not annualized.

7Annualized.

8Amount less than $1 million.

9Amount less than $.01.

10Amount less than .01%.

11This column does not include expenses of the underlying funds in which each fund invests.

12This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

13Unaudited.

14All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

15Refer to Note 5 for further information on mortgage doller rolls.

16Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

17Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series	359

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Washington Mutual Investors FundSM, Capital World Growth and Income Fund®, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, The Bond Fund of America®, Capital World Bond Fund®, American High-Income Trust®, American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government Securities Fund®, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Washington Mutual Investors FundSM (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund® (formerly Global Growth and Income Fund), Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, The Bond Fund of America® (formerly Bond Fund), Capital World Bond Fund®, American High Income Trust® (formerly High-Income Bond Fund), American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government Securities Fund® (formerly U.S. Government/ AAA-Rated Securities Fund), Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund), Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstate- ment, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 14, 2022

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

360American Funds Insurance Series

Expense example

unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2021, through December 31, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	361

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2021	12/31/2021	period1	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,044.35	$2.78	.54%
Class 1 – assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 1A – actual return	1,000.00	1,043.30	4.07	.79
Class 1A – assumed 5% return	1,000.00	1,021.22	4.02	.79

Class 2 – actual return	1,000.00	1,043.19	4.07	.79
Class 2 – assumed 5% return	1,000.00	1,021.22	4.02	.79

Class 4 – actual return	1,000.00	1,041.82	5.35	1.04
Class 4 – assumed 5% return	1,000.00	1,019.96	5.30	1.04

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$964.99	$3.67	.74%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.77	.74

Class 1A – actual return	1,000.00	963.92	4.90	.99
Class 1A – assumed 5% return	1,000.00	1,020.21	5.04	.99

Class 2 – actual return	1,000.00	963.99	4.90	.99
Class 2 – assumed 5% return	1,000.00	1,020.21	5.04	.99

Class 4 – actual return	1,000.00	962.63	6.13	1.24
Class 4 – assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 – actual return	$1,000.00	$1,082.01	$1.78	.34%
Class 1 – assumed 5% return	1,000.00	1,023.49	1.73	.34

Class 1A – actual return	1,000.00	1,080.62	3.09	.59
Class 1A – assumed 5% return	1,000.00	1,022.23	3.01	.59

Class 2 – actual return	1,000.00	1,080.70	3.09	.59
Class 2 – assumed 5% return	1,000.00	1,022.23	3.01	.59

Class 3 – actual return	1,000.00	1,081.17	2.73	.52
Class 3 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 4 – actual return	1,000.00	1,079.33	4.40	.84
Class 4 – assumed 5% return	1,000.00	1,020.97	4.28	.84

International Fund
Class 1 – actual return	$1,000.00	$943.19	$2.69	.55%
Class 1 – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 1A – actual return	1,000.00	941.93	3.92	.80
Class 1A – assumed 5% return	1,000.00	1,021.17	4.08	.80

Class 2 – actual return	1,000.00	941.65	3.92	.80
Class 2 – assumed 5% return	1,000.00	1,021.17	4.08	.80

Class 3 – actual return	1,000.00	942.13	3.57	.73
Class 3 – assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 4 – actual return	1,000.00	940.79	5.14	1.05
Class 4 – assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 – actual return	$1,000.00	$954.20	$2.76	.56%
Class 1 – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 1A – actual return	1,000.00	953.19	3.99	.81
Class 1A – assumed 5% return	1,000.00	1,021.12	4.13	.81

Class 2 – actual return	1,000.00	953.09	3.99	.81
Class 2 – assumed 5% return	1,000.00	1,021.12	4.13	.81

Class 4 – actual return	1,000.00	951.85	5.21	1.06
Class 4 – assumed 5% return	1,000.00	1,019.86	5.40	1.06

See end of tables for footnotes.

362American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2021	12/31/2021	period1	ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,112.70	$1.38	.26%
Class 1 – assumed 5% return	1,000.00	1,023.89	1.33	.26

Class 1A – actual return	1,000.00	1,110.45	2.71	.51
Class 1A – assumed 5% return	1,000.00	1,022.63	2.60	.51

Class 2 – actual return	1,000.00	1,110.86	2.71	.51
Class 2 – assumed 5% return	1,000.00	1,022.63	2.60	.51

Class 4 – actual return	1,000.00	1,109.99	4.04	.76
Class 4 – assumed 5% return	1,000.00	1,021.37	3.87	.76

Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,045.13	$2.06	.40%
Class 1 – assumed 5% return	1,000.00	1,023.19	2.04	.40

Class 1A – actual return	1,000.00	1,043.44	3.35	.65
Class 1A – assumed 5% return	1,000.00	1,021.93	3.31	.65

Class 2 – actual return	1,000.00	1,043.58	3.35	.65
Class 2 – assumed 5% return	1,000.00	1,021.93	3.31	.65

Class 4 – actual return	1,000.00	1,042.28	4.63	.90
Class 4 – assumed 5% return	1,000.00	1,020.67	4.58	.90

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,088.44	$1.47	.28%
Class 1 – assumed 5% return	1,000.00	1,023.79	1.43	.28

Class 1A – actual return	1,000.00	1,087.17	2.79	.53
Class 1A – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 2 – actual return	1,000.00	1,087.22	2.79	.53
Class 2 – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 3 – actual return	1,000.00	1,087.58	2.42	.46
Class 3 – assumed 5% return	1,000.00	1,022.89	2.35	.46

Class 4 – actual return	1,000.00	1,085.90	4.10	.78
Class 4 – assumed 5% return	1,000.00	1,021.27	3.97	.78

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$ 985.45	$3.40	.68%
Class 1 – assumed 5% return	1,000.00	1,021.78	3.47	.68

Class 1A – actual return	1,000.00	984.18	4.65	.93
Class 1A – assumed 5% return	1,000.00	1,020.52	4.74	.93

Class 2 – actual return	1,000.00	984.50	4.65	.93
Class 2 – assumed 5% return	1,000.00	1,020.52	4.74	.93

Class 4 – actual return	1,000.00	983.27	5.90	1.18
Class 4 – assumed 5% return	1,000.00	1,019.26	6.01	1.18

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,049.72	$1.45	.28%
Class 1 – assumed 5% return	1,000.00	1,023.79	1.43	.28

Class 1A – actual return	1,000.00	1,047.66	2.74	.53
Class 1A – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 2 – actual return	1,000.00	1,047.62	2.74	.53
Class 2 – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 4 – actual return	1,000.00	1,046.38	4.02	.78
Class 4 – assumed 5% return	1,000.00	1,021.27	3.97	.78

See end of tables for footnotes.

American Funds Insurance Series	363

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2021	12/31/2021	period1	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,046.97	$1.55	.30%
Class 1 – assumed 5% return	1,000.00	1,023.69	1.53	.30

Class 1A – actual return	1,000.00	1,045.67	2.84	.55
Class 1A – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 2 – actual return	1,000.00	1,045.76	2.84	.55
Class 2 – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 3 – actual return	1,000.00	1,046.17	2.48	.48
Class 3 – assumed 5% return	1,000.00	1,022.79	2.45	.48

Class 4 – actual return	1,000.00	1,044.27	4.12	.80
Class 4 – assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,046.58	$3.77	.73%
Class 1 – assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 1A – actual return	1,000.00	1,045.80	5.05	.98
Class 1A – assumed 5% return	1,000.00	1,020.27	4.99	.98

Class 2 – actual return	1,000.00	1,045.42	5.05	.98
Class 2 – assumed 5% return	1,000.00	1,020.27	4.99	.98

Class 4 – actual return	1,000.00	1,043.85	6.34	1.23
Class 4 – assumed 5% return	1,000.00	1,019.00	6.26	1.23

The Bond Fund of America
Class 1 – actual return	$1,000.00	$1,005.34	$1.01	.20%
Class 1 – assumed 5% return	1,000.00	1,024.20	1.02	.20

Class 1A – actual return	1,000.00	1,004.41	2.27	.45
Class 1A – assumed 5% return	1,000.00	1,022.94	2.29	.45

Class 2 – actual return	1,000.00	1,005.09	2.27	.45
Class 2 – assumed 5% return	1,000.00	1,022.94	2.29	.45

Class 4 – actual return	1,000.00	1,003.44	3.53	.70
Class 4 – assumed 5% return	1,000.00	1,021.68	3.57	.70

Capital World Bond Fund
Class 1 – actual return	$1,000.00	$ 984.22	$2.50	.50%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.55	.50

Class 1A – actual return	1,000.00	983.09	3.75	.75
Class 1A – assumed 5% return	1,000.00	1,021.42	3.82	.75

Class 2 – actual return	1,000.00	982.87	3.75	.75
Class 2 – assumed 5% return	1,000.00	1,021.42	3.82	.75

Class 4 – actual return	1,000.00	981.73	5.00	1.00
Class 4 – assumed 5% return	1,000.00	1,020.16	5.09	1.00

American High-Income Trust
Class 1 – actual return	$1,000.00	$1,019.91	$1.73	.34%
Class 1 – assumed 5% return	1,000.00	1,023.49	1.73	.34

Class 1A – actual return	1,000.00	1,018.15	3.00	.59
Class 1A – assumed 5% return	1,000.00	1,022.23	3.01	.59

Class 2 – actual return	1,000.00	1,018.05	3.00	.59
Class 2 – assumed 5% return	1,000.00	1,022.23	3.01	.59

Class 3 – actual return	1,000.00	1,019.15	2.65	.52
Class 3 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 4 – actual return	1,000.00	1,017.92	4.27	.84
Class 4 – assumed 5% return	1,000.00	1,020.97	4.28	.84

See end of tables for footnotes.

364American Funds Insurance Series
Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2021	12/31/2021	period1	ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,002.52	$1.36	.27%
Class 1 – assumed 5% return	1,000.00	1,023.84	1.38	.27

Class 1A – actual return	1,000.00	1,001.31	2.62	.52
Class 1A – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 2 – actual return	1,000.00	1,001.35	2.62	.52
Class 2 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 4 – actual return	1,000.00	999.57	3.88	.77
Class 4 – assumed 5% return	1,000.00	1,021.32	3.92	.77

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$ 998.23	$1.91	.38%
Class 1 – assumed 5% return	1,000.00	1,023.29	1.94	.38

Class 1A – actual return	1,000.00	999.11	1.86	.37
Class 1A – assumed 5% return	1,000.00	1,023.34	1.89	.37

Class 2 – actual return	1,000.00	997.26	3.17	.63
Class 2 – assumed 5% return	1,000.00	1,022.03	3.21	.63

Class 3 – actual return	1,000.00	998.19	2.82	.56
Class 3 – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 4 – actual return	1,000.00	996.38	4.43	.88
Class 4 – assumed 5% return	1,000.00	1,020.77	4.48	.88

U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$1,008.77	$1.16	.23%
Class 1 – assumed 5% return	1,000.00	1,024.05	1.17	.23

Class 1A – actual return	1,000.00	1,007.74	2.43	.48
Class 1A – assumed 5% return	1,000.00	1,022.79	2.45	.48

Class 2 – actual return	1,000.00	1,007.51	2.43	.48
Class 2 – assumed 5% return	1,000.00	1,022.79	2.45	.48

Class 3 – actual return	1,000.00	1,008.04	2.08	.41
Class 3 – assumed 5% return	1,000.00	1,023.14	2.09	.41

Class 4 – actual return	1,000.00	1,007.18	3.69	.73
Class 4 – assumed 5% return	1,000.00	1,021.53	3.72	.73

See end of tables for footnotes.

American Funds Insurance Series	365

Expense example (continued)

	Beginning	Ending	Expenses	Annualized	Effective	Effective
	account value	account value	paid during		expenses paid	annualized
	7/1/2021	12/31/2021	period1,2	expense ratio2	during period3	expense ratio4
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,051.28	$1.86	.36%	$3.57	.69%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69

Class P2 – actual return	1,000.00	1,049.88	3.20	.62	4.91	.95
Class P2 – assumed 5% return	1,000.00	1,022.08	3.16	.62	4.84	.95

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$ 935.28	$1.76	.36%	$4.24	.87%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.43	.87

Class P2 – actual return	1,000.00	934.05	3.07	.63	5.56	1.14
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.80	1.14

Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,076.75	$1.88	.36%	$4.03	.77%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.92	.77

Class P2 – actual return	1,000.00	1,074.57	3.29	.63	5.39	1.03
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.24	1.03

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,059.70	$1.87	.36%	$3.43	.66%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66

Class P2 – actual return	1,000.00	1,057.89	3.16	.61	4.72	.91
Class P2 – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.63	.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,038.67	$1.85	.36%	$3.39	.66%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66

Class P2 – actual return	1,000.00	1,037.31	3.13	.61	4.67	.91
Class P2 – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.63	.91

1The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

2The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

3The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

4The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

366American Funds Insurance Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its afﬁliates conduct the day-to- day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without signiﬁcant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No signiﬁcant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Insurance Series	367

Board of trustees and other ofﬁcers

Independent trustees1

			Number of
	Year first		portfolios in
	elected		fund complex
	a trustee		overseen by	Other directorships3
Name and year of birth	of the series2	Principal occupation(s) during past five years	trustee	held by trustee
Francisco G. Cigarroa, MD 1957	2021	Professor of Surgery, University of Texas Health San	86	None
		Antonio; Trustee, Ford Foundation; Clayton Research
		Scholar, Clayton Foundation for Biomedical Research

James G. Ellis, 1947	2010	Former Dean and Professor of Marketing, Marshall	99	Advanced Merger Partners;
		School of Business, University of Southern California		EVe Mobility Acquisition
				Corp (acquisitions of
				companies in the electric
				vehicle market); J. G. Boswell
				(agricultural production);
				Mercury General Corporation

Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None

Mary Davis Holt, 1950	2015–2016;	Principal, Mary Davis Holt Enterprises, LLC (leadership	87	None
	2017	development consulting); former Partner, Flynn Heath
		Holt Leadership, LLC (leadership consulting); former
		COO, Time Life Inc. (1993–2003)

R. Clark Hooper, 1946	2010	Private investor	91	None

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of	93	Aptiv (autonomous and
		International and Public Affairs		green vehicle technology);
				Mastercard Incorporated

Margaret Spellings, 1957	2010	President and CEO, Texas 2036; former President, Margaret	91	None
Chair of the Board		Spellings & Company (public policy and strategic consulting);
(Independent and		former President, The University of North Carolina; former
Non-Executive)		President, George W. Bush Presidential Center

Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications	86	None
		and Corporate Ofﬁcer, The Estée Lauder Companies

Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey &	86	Air Transport Services
		Africa (executive recruiting ﬁrm)		Group, Inc. (aircraft leasing
				and air cargo transportation);
				Compass Minerals, Inc.
				(producer of salt and specialty
				fertilizers); Public Storage,
				Inc.; Romeo Power, Inc.
				(manufacturer of batteries for
				electric vehicles)

Interested trustees4,5

	Year first		Number of
	elected		portfolios in
	a trustee	Principal occupation(s) during past five years	fund complex
Name, year of birth and	or officer	and positions held with affiliated entities or	overseen by	Other directorships3
position with series	of the series2	the principal underwriter of the series	trustee	held by trustee
Donald D. O’Neal, 1960	1998	Partner — Capital International Investors, Capital Research	35	None
Co-President and Trustee		and Management Company; Partner — Capital International
Investors, Capital Bank and Trust Company6
Michael C. Gitlin, 1970	2019	Partner — Capital Fixed Income Investors, Capital	86	None
Research and Management Company; Vice Chairman
and Director, Capital Research and Management Company;
Director, The Capital Group Companies, Inc.6; served
as Head of Fixed Income at a large investment management
ﬁrm prior to joining Capital Research and Management
Company in 2015

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com/aﬁs. The address for all trustees and ofﬁcers of the series is 333 South Hope Street, Los Angeles, CA 90071. Attention: Secretary.

368American Funds Insurance Series

Other ofﬁcers5

	Year ﬁrst
	elected
Name, year of birth and	an ofﬁcer	Principal occupation(s) during past ﬁve years and positions held with afﬁliated entities
position with series	of the series2	or the principal underwriter of the series
Alan N. Berro, 1960	1998	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World
Co-President		Investors, Capital Bank and Trust Company6; Director, The Capital Group Companies, Inc.6
Maria Manotok, 1974	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and
Principal Executive Ofﬁcer		Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International,
		Inc.6; Senior Vice President and Director, Capital Group International, Inc.6; Director, Capital Group
		Investment Management Limited6
Michael W. Stockton, 1967	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Executive Vice President

Martin Jacobs, 1962	2016	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The
Vice President		Capital Group Companies, Inc.6
Carl M. Kawaja, 1964	2008	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World
Vice President		Investors, Capital Bank and Trust Company6; Chairman and Director, Capital Research and Management
		Company

Sung Lee, 1966	2008	Partner — Capital Research Global Investors, Capital International, Inc.6; Director, The Capital Group
Vice President		Companies, Inc.6
Keiko McKibben, 1969	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Vice President

Renaud H. Samyn, 1974	2010	Partner — Capital Research Global Investors, Capital International, Inc.6
Vice President

Steven I. Koszalka, 1964	2003	Vice President — Fund Business Management Group, Capital Research and Management Company
Secretary

Gregory F. Niland, 1971	2008	Vice President — Investment Operations, Capital Research and Management Company
Treasurer

Susan K. Countess, 1966	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Assistant Secretary

Sandra Chuon, 1972	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

Brian C. Janssen, 1972	2015	Senior Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

1The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940. ²Trustees and ofﬁcers of the series serve until their resignation, removal or retirement.

3This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its afﬁliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

4The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their afﬁliation with the series investment adviser, Capital Research and Management Company, or afﬁliated entities (including the series principal underwriter).

5All of the trustees and/or ofﬁcers listed are ofﬁcers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

6Company afﬁliated with Capital Research and Management Company.

American Funds Insurance Series	369

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370American Funds Insurance Series

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American Funds Insurance Series	371

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372American Funds Insurance Series

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374American Funds Insurance Series

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American Funds Insurance Series	375

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC (Managed Risk Funds only)

71 South Wacker Drive, 31st Floor Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

376American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.2 Our ﬁxed income funds have helped investors achieve diversiﬁcation through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

1Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.

2Based on Class 1 share results for rolling calendar-year periods starting the ﬁrst full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Reﬁnitiv Lipper. There have been periods when the fund has lagged the index.

3Based on Class 1 share results as of December 31, 2020. Three of our ﬁve ﬁxed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

4Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an afﬁliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGEARX-998-0222P Printed in USA RCG/PHX/8074-S85048 © 2022 Capital Group. All rights reserved.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
§
80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers
LLP
(“PwC”), for the registrant’s fiscal years ended December 31, 2020 and December 31, 2021, respectively.

	2020	2021

Audit Fees	$1,417,436	$1,392,283
Audit-Related Fees	$96,000	$24,020
Tax Fees (a)	$39,966	$65,147
All Other Fees	$0	$450

Total	$1,553,402	$1,481,900

(a)
Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2020 and December 31, 2021, respectively.

	2020	2021

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2020 and December 31, 2021, respectively:

	2020	2021

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2020 and December 31, 2021, respectively:

	2020	2021

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
4(f) Not Applicable:  The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended December 31, 2021, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended December 31, 2020, and December 31, 2021, were $871,833, and $206,634 respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence
.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.   Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C.
§
80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
§
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR
§
270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR
§
240.13a-15(b) or
§
240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of  December 8, 2021, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

coe

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
§
270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                               __/s/ Lee T. Cummings__________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      February 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                               __/s/ Michael S. Spangler_________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      February 22, 2022

By (Signature and Title)*                               __/s/ Lee T. Cummings__________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      February 22, 2022

*
Print the name and title of each signing officer under his or her signature.